UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2018

Item 1.    Reports to Stockholders

This filing is on behalf of fifty-six of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2018

Dear SunAmerica Series Trust Investor:

We are pleased to present our semi-annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2018. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2018

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2018 and held until July 31, 2018. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended July 31, 2018” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended July 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended July 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2018” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2018	Ending Account Value Using Actual Return at July 31, 2018	Expenses Paid During the Period Ended July 31, 2018*	Beginning Account Value at February 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2018	Expenses Paid During the Period Ended July 31, 2018*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$1,039.14	$3.29	$1,000.00	$1,021.57	$3.26	0.65%
Class 2	$1,000.00	$1,038.52	$4.04	$1,000.00	$1,020.83	$4.01	0.80%
Class 3	$1,000.00	$1,037.87	$4.55	$1,000.00	$1,020.33	$4.51	0.90%
SA Small & Mid Cap Value
Class 1	$1,000.00	$1,016.72	$4.75	$1,000.00	$1,020.08	$4.76	0.95%
Class 2	$1,000.00	$1,015.72	$5.50	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,015.34	$6.00	$1,000.00	$1,018.84	$6.01	1.20%
SA BlackRock VCP Global Multi Asset#
Class 1	$1,000.00	$983.26	$4.47	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$982.38	$5.70	$1,000.00	$1,019.04	$5.81	1.16%
SA Boston Company Capital Growth#
Class 1	$1,000.00	$1,043.53	$3.90	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,043.04	$4.66	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,042.94	$5.17	$1,000.00	$1,019.74	$5.11	1.02%
SA Columbia Technology#
Class 1	$1,000.00	$1,014.73	$5.20	$1,000.00	$1,019.64	$5.21	1.04%
Class 2	$1,000.00	$1,013.76	$5.94	$1,000.00	$1,018.89	$5.96	1.19%
Class 3	$1,000.00	$1,012.59	$6.44	$1,000.00	$1,018.40	$6.46	1.29%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$1,005.68	$2.54	$1,000.00	$1,022.27	$2.56	0.51%
Class 2	$1,000.00	$1,004.79	$3.28	$1,000.00	$1,021.52	$3.31	0.66%
Class 3	$1,000.00	$1,003.87	$3.78	$1,000.00	$1,021.03	$3.81	0.76%
SA Dogs of Wall Street
Class 1	$1,000.00	$989.43	$3.16	$1,000.00	$1,021.62	$3.21	0.64%
Class 2	$1,000.00	$988.75	$3.90	$1,000.00	$1,020.88	$3.96	0.79%
Class 3	$1,000.00	$988.00	$4.39	$1,000.00	$1,020.38	$4.46	0.89%
SA Emerging Markets Equity Index@#+
Class 1	$1,000.00	$966.00	$1.44	$1,000.00	$1,021.92	$2.91	0.58%
Class 3	$1,000.00	$965.33	$2.06	$1,000.00	$1,020.68	$4.16	0.83%
SA Federated Corporate Bond
Class 1	$1,000.00	$988.07	$2.71	$1,000.00	$1,022.07	$2.76	0.55%
Class 2	$1,000.00	$987.31	$3.45	$1,000.00	$1,021.32	$3.51	0.70%
Class 3	$1,000.00	$986.49	$3.94	$1,000.00	$1,020.83	$4.01	0.80%
SA Fidelity Institutional AMSM Real Estate@
Class 1	$1,000.00	$1,055.56	$4.18	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,055.73	$4.94	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,054.55	$5.45	$1,000.00	$1,019.49	$5.36	1.07%
SA Fixed Income Index#
Class 1	$1,000.00	$992.12	$1.68	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$991.11	$2.91	$1,000.00	$1,021.87	$2.96	0.59%
SA Fixed Income Intermediate Index#
Class 1	$1,000.00	$997.97	$1.68	$1,000.00	$1,023.11	$1.71	0.34%
Class 3	$1,000.00	$995.94	$2.92	$1,000.00	$1,021.87	$2.96	0.59%
SA Franklin Small Company Value#
Class 1	$1,000.00	$1,033.04	$4.84	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,032.09	$6.10	$1,000.00	$1,018.79	$6.06	1.21%
SA Global Index Allocation 60/40#
Class 1	$1,000.00	$1,018.67	$0.46	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,018.00	$1.09	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 75/25#
Class 1	$1,000.00	$1,022.00	$0.46	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,021.33	$1.10	$1,000.00	$1,022.66	$2.16	0.43%
SA Global Index Allocation 90/10#
Class 1	$1,000.00	$1,025.33	$0.46	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$1,024.00	$1.10	$1,000.00	$1,022.66	$2.16	0.43%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2018	Ending Account Value Using Actual Return at July 31, 2018	Expenses Paid During the Period Ended July 31, 2018*	Beginning Account Value at February 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2018	Expenses Paid During the Period Ended July 31, 2018*	Annualized Expense Ratio*
SA Global Sachs Global Bond
Class 1	$1,000.00	$963.13	$3.46	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$962.77	$4.19	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$962.40	$4.67	$1,000.00	$1,020.03	$4.81	0.96%
SA Global Sachs Multi-Asset Insights#
Class 1	$1,000.00	$990.53	$4.00	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$988.64	$5.23	$1,000.00	$1,019.54	$5.31	1.06%
SA Index Allocation 60/40#
Class 1	$1,000.00	$995.57	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$993.80	$2.13	$1,000.00	$1,022.66	$2.16	0.43%
SA Index Allocation 80/20#
Class 1	$1,000.00	$994.88	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Class 3	$1,000.00	$994.03	$2.13	$1,000.00	$1,022.66	$2.16	0.43%
SA Index Allocation 90/10#
Class 1	$1,000.00	$993.31	$0.64	$1,000.00	$1,024.15	$0.65	0.13%
Class 3	$1,000.00	$992.47	$1.88	$1,000.00	$1,022.91	$1.91	0.38%
SA International Index#
Class 1	$1,000.00	$948.89	$2.51	$1,000.00	$1,022.22	$2.61	0.52%
Class 3	$1,000.00	$948.02	$3.72	$1,000.00	$1,020.98	$3.86	0.77%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$1,080.21	$4.07	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,079.00	$4.85	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,078.71	$5.36	$1,000.00	$1,019.64	$5.21	1.04%
SA Invesco VCP Equity-Income#
Class 1	$1,000.00	$976.79	$4.02	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$975.25	$5.24	$1,000.00	$1,019.49	$5.36	1.07%
SA Janus Focused Growth#
Class 1	$1,000.00	$1,047.52	$4.06	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,047.88	$4.82	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,046.51	$5.33	$1,000.00	$1,019.59	$5.26	1.05%
SA JPMorgan Diversified Balanced#@
Class 1	$1,000.00	$980.49	$3.29	$1,000.00	$1,021.47	$3.36	0.67%
Class 2	$1,000.00	$979.49	$4.02	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$978.94	$4.51	$1,000.00	$1,020.23	$4.61	0.92%
SA JPMorgan Emerging Markets#
Class 1	$1,000.00	$854.02	$5.19	$1,000.00	$1,019.19	$5.66	1.13%
Class 2	$1,000.00	$853.29	$5.88	$1,000.00	$1,018.45	$6.41	1.28%
Class 3	$1,000.00	$852.11	$6.34	$1,000.00	$1,017.95	$6.90	1.38%
SA JPMorgan Equity-Income#
Class 1	$1,000.00	$993.34	$2.82	$1,000.00	$1,021.97	$2.86	0.57%
Class 2	$1,000.00	$992.80	$3.56	$1,000.00	$1,021.22	$3.61	0.72%
Class 3	$1,000.00	$992.23	$4.05	$1,000.00	$1,020.73	$4.11	0.82%
SA JPMorgan Global Equities#
Class 1	$1,000.00	$975.56	$3.72	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$974.29	$4.45	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$974.15	$4.94	$1,000.00	$1,019.79	$5.06	1.01%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$993.23	$2.62	$1,000.00	$1,022.17	$2.66	0.53%
Class 2	$1,000.00	$993.20	$3.36	$1,000.00	$1,021.42	$3.41	0.68%
Class 3	$1,000.00	$992.02	$3.85	$1,000.00	$1,020.93	$3.91	0.78%
SA JPMorgan Mid-Cap Growth#
Class 1	$1,000.00	$1,018.38	$4.00	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,017.40	$4.75	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,017.22	$5.25	$1,000.00	$1,019.59	$5.26	1.05%
SA Large Cap Growth Index@#+
Class 1	$1,000.00	$1,076.67	$0.92	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$1,076.00	$1.57	$1,000.00	$1,021.82	$3.01	0.60%
SA Large Cap Index#
Class 1	$1,000.00	$1,005.08	$1.59	$1,000.00	$1,023.21	$1.61	0.32%
Class 3	$1,000.00	$1,003.81	$2.88	$1,000.00	$1,021.92	$2.91	0.58%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2018	Ending Account Value Using Actual Return at July 31, 2018	Expenses Paid During the Period Ended July 31, 2018*	Beginning Account Value at February 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2018	Expenses Paid During the Period Ended July 31, 2018*	Annualized Expense Ratio*
SA Large Cap Value Index@#+
Class 1	$1,000.00	$1,051.33	$0.90	$1,000.00	$1,023.06	$1.76	0.35%
Class 3	$1,000.00	$1,050.67	$1.55	$1,000.00	$1,021.82	$3.01	0.60%
SA Legg Mason BW Large Cap Value#
Class 1	$1,000.00	$981.40	$3.44	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$980.55	$4.17	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$980.02	$4.66	$1,000.00	$1,020.08	$4.76	0.95%
SA Legg Mason Tactical Opportunities#
Class 1	$1,000.00	$991.51	$4.00	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$989.62	$5.23	$1,000.00	$1,019.54	$5.31	1.06%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$1,012.80	$3.44	$1,000.00	$1,021.37	$3.46	0.69%
Class 2	$1,000.00	$1,011.42	$4.19	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$1,011.49	$4.69	$1,000.00	$1,020.13	$4.71	0.94%
SA MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,003.13	$3.53	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,002.35	$4.27	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,001.97	$4.77	$1,000.00	$1,020.03	$4.81	0.96%
SA MFS Telecom Utility
Class 1	$1,000.00	$1,038.01	$5.00	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,037.28	$5.76	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,036.14	$6.26	$1,000.00	$1,018.65	$6.21	1.24%
SA MFS Total Return
Class 1	$1,000.00	$980.94	$3.44	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$980.45	$4.17	$1,000.00	$1,020.58	$4.26	0.85%
Class 3	$1,000.00	$979.89	$4.66	$1,000.00	$1,020.08	$4.76	0.95%
SA Mid Cap Index#
Class 1	$1,000.00	$1,020.83	$2.00	$1,000.00	$1,022.81	$2.01	0.40%
Class 3	$1,000.00	$1,019.98	$3.26	$1,000.00	$1,021.57	$3.26	0.65%
SA Morgan Stanley International Equities
Class 1	$1,000.00	$957.64	$4.17	$1,000.00	$1,020.53	$4.31	0.86%
Class 2	$1,000.00	$957.45	$4.90	$1,000.00	$1,019.79	$5.06	1.01%
Class 3	$1,000.00	$957.33	$5.39	$1,000.00	$1,019.29	$5.56	1.11%
SA Oppenheimer Main Street Large Cap
Class 1	$1,000.00	$987.75	$3.79	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$986.90	$4.53	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$986.84	$5.02	$1,000.00	$1,019.74	$5.11	1.02%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$978.89	$4.37	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$978.04	$5.59	$1,000.00	$1,019.14	$5.71	1.14%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$1,003.46	$3.28	$1,000.00	$1,021.52	$3.31	0.66%
Class 2	$1,000.00	$1,003.47	$4.02	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,003.48	$4.52	$1,000.00	$1,020.28	$4.56	0.91%
SA Putnam International Growth and Income#
Class 1	$1,000.00	$933.84	$4.65	$1,000.00	$1,019.98	$4.86	0.97%
Class 2	$1,000.00	$934.12	$5.37	$1,000.00	$1,019.24	$5.61	1.12%
Class 3	$1,000.00	$933.11	$5.85	$1,000.00	$1,018.74	$6.11	1.22%
SA Schroders VCP Global Allocation#
Class 1	$1,000.00	$974.40	$4.41	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$973.49	$5.63	$1,000.00	$1,019.09	$5.76	1.15%
SA Small Cap Index#
Class 1	$1,000.00	$1,064.38	$2.30	$1,000.00	$1,022.56	$2.26	0.45%
Class 3	$1,000.00	$1,063.57	$3.58	$1,000.00	$1,021.32	$3.51	0.70%
SA T. Rowe Price Asset Allocation Growth#
Class 1	$1,000.00	$992.54	$4.00	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$991.60	$5.23	$1,000.00	$1,019.54	$5.31	1.06%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2018	Ending Account Value Using Actual Return at July 31, 2018	Expenses Paid During the Period Ended July 31, 2018*	Beginning Account Value at February 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2018	Expenses Paid During the Period Ended July 31, 2018*	Annualized Expense Ratio*
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$981.16	$3.98	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$980.35	$5.20	$1,000.00	$1,019.54	$5.31	1.06%
SA Templeton Foreign Value@
Class 1	$1,000.00	$939.09	$3.99	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$938.52	$4.71	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$937.78	$5.19	$1,000.00	$1,019.44	$5.41	1.08%
SA VCP Dynamic Allocation#
Class 1	$1,000.00	$967.76	$1.02	$1,000.00	$1,023.75	$1.05	0.21%
Class 3	$1,000.00	$967.00	$2.24	$1,000.00	$1,022.51	$2.31	0.46%
SA VCP Dynamic Strategy#
Class 1	$1,000.00	$967.57	$1.07	$1,000.00	$1,023.70	$1.10	0.22%
Class 3	$1,000.00	$966.80	$2.29	$1,000.00	$1,022.46	$2.36	0.47%
SA VCP Allocation Index#
Class 1	$1,000.00	$992.65	$1.38	$1,000.00	$1,023.41	$1.40	0.28%
Class 3	$1,000.00	$990.82	$2.62	$1,000.00	$1,022.17	$2.66	0.53%
SA WellsCap Aggressive Growth
Class 1	$1,000.00	$1,024.06	$4.22	$1,000.00	$1,020.63	$4.21	0.84%
Class 2	$1,000.00	$1,023.17	$4.97	$1,000.00	$1,019.89	$4.96	0.99%
Class 3	$1,000.00	$1,022.61	$5.47	$1,000.00	$1,019.39	$5.46	1.09%
SA WellsCap Fundamental Growth
Class 1	$1,000.00	$1,049.72	$4.68	$1,000.00	$1,020.23	$4.61	0.92%
Class 2	$1,000.00	$1,049.14	$5.44	$1,000.00	$1,019.49	$5.36	1.07%
Class 3	$1,000.00	$1,048.22	$5.94	$1,000.00	$1,018.99	$5.86	1.17%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days (to reflect the one-half year period) except for SA Emerging Markets Equity Index Portfolio, SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio, SA Large Cap Growth Portfolio and SA Large Cap Value Portfolio, “Actual Return” Information which were multiplied by 92 days divided by 365 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2018” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2018 ” and the “Annualized Expense Ratio” would have been lower.

+	Commenced operations on May 1, 2018

7

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Time Deposits	9.9%
Web Portals/ISP	8.1
Medical Instruments	5.2
Finance-Credit Card	5.1
Internet Content-Entertainment	4.9
Retail-Discount	4.9
Commercial Services-Finance	4.7
Medical-Biomedical/Gene	4.4
Retail-Building Products	4.2
Medical-HMO	3.9
Computers	3.1
Athletic Footwear	3.0
E-Commerce/Services	3.0
Applications Software	2.7
Medical-Drugs	2.7
Beverages-Wine/Spirits	2.7
Electronic Components-Semiconductors	2.6
Beverages-Non-alcoholic	2.5
Coatings/Paint	2.3
Machinery-General Industrial	2.0
Entertainment Software	2.0
Retail-Perfume & Cosmetics	2.0
Retail-Major Department Stores	1.9
Electronic Forms	1.8
Electronic Security Devices	1.5
Medical Products	1.5
Retail-Automobile	1.2
Diversified Manufacturing Operations	1.1
Data Processing/Management	0.9
Auto/Truck Parts & Equipment-Original	0.8
Networking Products	0.8
Computer Services	0.6
Electronic Connectors	0.5
Building Products-Air & Heating	0.4
Cable/Satellite TV	0.4
Distribution/Wholesale	0.4
Retail-Restaurants	0.4
Instruments-Controls	0.4

100.5%

*	Calculated as a percentage of net assets

8

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 90.6%
Applications Software — 2.7%
Microsoft Corp.	142,056	$15,069,301
Red Hat, Inc.†	17,158	2,423,224

		17,492,525

Athletic Footwear — 3.0%
NIKE, Inc., Class B	250,636	19,276,415

Auto/Truck Parts & Equipment-Original — 0.8%
WABCO Holdings, Inc.†	42,079	5,288,489

Beverages-Non-alcoholic — 2.5%
Monster Beverage Corp.†	268,549	16,118,311

Beverages-Wine/Spirits — 2.7%
Constellation Brands, Inc., Class A	81,160	17,062,267

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	12,217	2,652,066

Cable/Satellite TV — 0.4%
Comcast Corp., Class A	71,684	2,564,853

Coatings/Paint — 2.3%
Sherwin-Williams Co.	33,132	14,602,266

Commercial Services-Finance — 4.7%
MarketAxess Holdings, Inc.	23,485	4,550,688
PayPal Holdings, Inc.†	163,519	13,431,451
S&P Global, Inc.	58,020	11,629,529

		29,611,668

Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A	46,347	3,777,280

Computers — 3.1%
Apple, Inc.	104,599	19,904,144

Data Processing/Management — 0.9%
Fiserv, Inc.†	73,960	5,582,501

Distribution/Wholesale — 0.4%
Fastenal Co.	44,770	2,548,756

Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	119,090	7,089,428

E-Commerce/Services — 3.0%
Booking Holdings, Inc.†	9,338	18,944,187

Electronic Components-Semiconductors — 2.6%
Texas Instruments, Inc.	27,170	3,024,564
Xilinx, Inc.	191,478	13,799,820

		16,824,384

Electronic Connectors — 0.5%
Amphenol Corp., Class A	34,346	3,211,694

Electronic Forms — 1.8%
Adobe Systems, Inc.†	47,470	11,614,960

Electronic Security Devices — 1.5%
Allegion PLC	119,772	9,766,209

Entertainment Software — 2.0%
Activision Blizzard, Inc.	90,181	6,621,089
Electronic Arts, Inc.†	49,340	6,352,525

		12,973,614

Finance-Credit Card — 5.1%
Visa, Inc., Class A	235,796	32,242,745

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	4,217	2,498,615

Security Description	Shares/ Principal Amount	Value (Note 2)
Internet Content-Entertainment — 4.9%
Facebook, Inc., Class A†	181,152	$31,263,212

Machinery-General Industrial — 2.0%
IDEX Corp.	17,260	2,650,791
Roper Technologies, Inc.	34,279	10,348,830

		12,999,621

Medical Instruments — 5.2%
Edwards Lifesciences Corp.†	114,786	16,351,266
Intuitive Surgical, Inc.†	33,369	16,957,792

		33,309,058

Medical Products — 1.5%
Stryker Corp.	56,440	9,213,830

Medical-Biomedical/Gene — 4.4%
Biogen, Inc.†	61,356	20,515,606
Regeneron Pharmaceuticals, Inc.†	20,664	7,604,558

		28,120,164

Medical-Drugs — 2.7%
Zoetis, Inc.	200,943	17,377,551

Medical-HMO — 3.9%
UnitedHealth Group, Inc.	96,817	24,516,001

Networking Products — 0.8%
Arista Networks, Inc.†	19,164	4,900,810

Retail-Automobile — 1.2%
Copart, Inc.†	127,944	7,342,706

Retail-Building Products — 4.2%
Home Depot, Inc.	135,811	26,825,389

Retail-Discount — 4.9%
Costco Wholesale Corp.	101,907	22,288,080
Dollar Tree, Inc.†	98,162	8,960,227

	31,248,307

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	127,387	12,389,660

Retail-Perfume & Cosmetics — 2.0%
Ulta Beauty, Inc.†	51,156	12,502,015

Retail-Restaurants — 0.4%
Starbucks Corp.	48,542	2,543,115

Web Portals/ISP — 8.1%
Alphabet, Inc., Class C†	42,197	51,364,720

Total Long-Term Investment Securities (cost $429,451,210)		577,563,536

SHORT-TERM INVESTMENT SECURITIES — 9.9%
Time Deposits — 9.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $62,767,000)	$62,767,000	62,767,000

TOTAL INVESTMENTS (cost $492,218,210)(1)	100.5%	640,330,536
Liabilities in excess of other assets	(0.5)	(3,000,360)

NET ASSETS	100.0%	$637,330,176

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

9

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$577,563,536	$—	$—	$577,563,536
Short-Term Investment Securities	—	62,767,000	—	62,767,000

Total Investments at Value	$577,563,536	$62,767,000	$—	$640,330,536

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

10

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	8.5%
Real Estate Investment Trusts	8.2
Oil Companies-Exploration & Production	4.7
Insurance-Reinsurance	4.1
Airlines	3.6
Electric-Integrated	3.4
Oil-Field Services	2.7
Banks-Super Regional	2.6
Insurance-Property/Casualty	2.6
Computer Services	2.5
Insurance-Multi-line	2.5
Computers-Integrated Systems	2.4
Auto/Truck Parts & Equipment-Original	2.0
Medical-HMO	2.0
Machinery-Construction & Mining	2.0
Building-Residential/Commercial	1.9
Footwear & Related Apparel	1.9
Food-Misc./Diversified	1.7
Building-Heavy Construction	1.6
Medical Labs & Testing Services	1.3
Enterprise Software/Service	1.3
Semiconductor Components-Integrated Circuits	1.3
Electronic Parts Distribution	1.3
Savings & Loans/Thrifts	1.3
Batteries/Battery Systems	1.2
Metal-Aluminum	1.2
Containers-Paper/Plastic	1.2
Medical-Hospitals	1.2
Electronic Components-Semiconductors	1.2
Machinery-Electrical	1.1
Rubber/Plastic Products	1.1
Consulting Services	1.1
Auction Houses/Art Dealers	1.1
Retail-Jewelry	1.1
Commercial Services	1.1
Oil Refining & Marketing	1.1
Distribution/Wholesale	1.1
Beverages-Non-alcoholic	1.1
Retail-Restaurants	1.0
Engineering/R&D Services	1.0
Food-Wholesale/Distribution	1.0
Retail-Arts & Crafts	1.0
Publishing-Books	0.9
Transport-Truck	0.9
Gas-Distribution	0.9
Office Furnishings-Original	0.9
Oil & Gas Drilling	0.9
Telecom Equipment-Fiber Optics	0.8
Electronic Components-Misc.	0.8
Finance-Consumer Loans	0.8
Chemicals-Diversified	0.8
Transport-Air Freight	0.8
Machinery-Pumps	0.7
Time Deposits	0.7
Retail-Building Products	0.7
Oil Field Machinery & Equipment	0.7
E-Services/Consulting	0.6
Networking Products	0.5

Retail-Apparel/Shoe	0.4%
Chemicals-Specialty	0.1

100.2%

*	Calculated as a percentage of net assets

11

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.5%
Airlines — 3.6%
Alaska Air Group, Inc.	112,290	$7,055,180
Hawaiian Holdings, Inc.	149,590	5,998,559
SkyWest, Inc.	130,852	7,838,035

		20,891,774

Auction Houses/Art Dealers — 1.1%
Sotheby’s†	120,140	6,380,635

Auto/Truck Parts & Equipment-Original — 2.0%
Cooper-Standard Holding, Inc.†	58,166	7,840,777
Lear Corp.	22,102	3,981,233

		11,822,010

Banks-Commercial — 8.5%
Associated Banc-Corp.	239,590	6,468,930
BankUnited, Inc.	193,720	7,527,959
Synovus Financial Corp.	129,350	6,392,477
Texas Capital Bancshares, Inc.†	67,630	6,140,804
Umpqua Holdings Corp.	326,380	6,951,894
Webster Financial Corp.	103,447	6,675,435
Zions Bancorporation	177,860	9,195,362

		49,352,861

Banks-Super Regional — 2.6%
Comerica, Inc.	89,750	8,700,365
Huntington Bancshares, Inc.	428,550	6,616,812

		15,317,177

Batteries/Battery Systems — 1.2%
EnerSys	87,510	7,181,946

Beverages-Non-alcoholic — 1.1%
Cott Corp.	390,950	6,251,290

Building-Heavy Construction — 1.6%
Granite Construction, Inc.	91,680	4,946,136
Tutor Perini Corp.†	225,730	4,176,005

		9,122,141

Building-Residential/Commercial — 1.9%
Lennar Corp., Class A	132,936	6,948,565
Taylor Morrison Home Corp., Class A†	214,590	4,190,942

		11,139,507

Chemicals-Diversified — 0.8%
Orion Engineered Carbons SA	137,100	4,496,880

Chemicals-Specialty — 0.1%
Stepan Co.	8,597	752,925

Commercial Services — 1.1%
Quanta Services, Inc.†	185,899	6,333,579

Computer Services — 2.5%
Amdocs, Ltd.	92,520	6,252,502
Genpact, Ltd.	273,220	8,300,423

		14,552,925

Computers-Integrated Systems — 2.4%
NCR Corp.†	245,861	6,864,439
NetScout Systems, Inc.†	156,850	4,203,580
VeriFone Systems, Inc.†	117,620	2,693,498

		13,761,517

Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.	138,780	6,560,131

Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic — 1.2%
Graphic Packaging Holding Co.	492,880	$7,161,546

Distribution/Wholesale — 1.1%
Anixter International, Inc.†	85,780	6,253,362

E-Services/Consulting — 0.6%
CDW Corp.	42,790	3,598,211

Electric-Integrated — 3.4%
Alliant Energy Corp.	141,228	6,068,567
Black Hills Corp.	60,954	3,655,411
PNM Resources, Inc.	124,580	4,902,223
Portland General Electric Co.	117,730	5,340,233

		19,966,434

Electronic Components-Misc. — 0.8%
Sanmina Corp.†	165,450	4,814,595

Electronic Components-Semiconductors — 1.2%
Mellanox Technologies, Ltd.†	34,040	2,672,140
Qorvo, Inc.†	49,177	4,020,712

		6,692,852

Electronic Parts Distribution — 1.3%
Avnet, Inc.	170,710	7,485,633

Engineering/R&D Services — 1.0%
AECOM†	168,668	5,660,498

Enterprise Software/Service — 1.3%
Verint Systems, Inc.†	169,234	7,598,607

Finance-Consumer Loans — 0.8%
OneMain Holdings, Inc.†	137,770	4,580,853

Food-Misc./Diversified — 1.7%
Ingredion, Inc.	31,373	3,178,085
Nomad Foods, Ltd.†	349,160	6,634,040

		9,812,125

Food-Wholesale/Distribution — 1.0%
US Foods Holding Corp.†	166,170	5,618,208

Footwear & Related Apparel — 1.9%
Crocs, Inc.†	230,070	4,166,568
Deckers Outdoor Corp.†	38,340	4,325,902
Skechers U.S.A., Inc., Class A†	92,420	2,561,882

		11,054,352

Gas-Distribution — 0.9%
Southwest Gas Holdings, Inc.	66,500	5,200,300

Insurance-Multi-line — 2.5%
American Financial Group, Inc.	69,213	7,799,613
Old Republic International Corp.	311,370	6,635,295

		14,434,908

Insurance-Property/Casualty — 2.6%
First American Financial Corp.	102,590	5,745,040
Hanover Insurance Group, Inc.	33,540	4,206,587
Selective Insurance Group, Inc.	81,260	4,859,348

		14,810,975

Insurance-Reinsurance — 4.1%
Essent Group, Ltd.†	160,356	6,157,671
Everest Re Group, Ltd.	38,092	8,317,388
Reinsurance Group of America, Inc.	67,190	9,507,385

		23,982,444

12

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Construction & Mining — 2.0%
Oshkosh Corp.	84,680	$6,372,170
Terex Corp.	111,880	4,936,146

		11,308,316

Machinery-Electrical — 1.1%
Regal Beloit Corp.	77,270	6,641,356

Machinery-Pumps — 0.7%
SPX FLOW, Inc.†	84,570	4,018,766

Medical Labs & Testing Services — 1.3%
ICON PLC†	55,670	7,747,037

Medical-HMO — 2.0%
Molina Healthcare, Inc.†	56,370	5,867,553
WellCare Health Plans, Inc.†	21,108	5,644,702

		11,512,255

Medical-Hospitals — 1.2%
LifePoint Health, Inc.†	107,016	6,934,637

Metal-Aluminum — 1.2%
Alcoa Corp.†	165,530	7,162,483

Networking Products — 0.5%
Infinera Corp.†	374,430	3,115,258

Office Furnishings-Original — 0.9%
Steelcase, Inc., Class A	370,660	5,096,575

Oil & Gas Drilling — 0.9%
RPC, Inc.	341,870	5,059,676

Oil Companies-Exploration & Production — 4.7%
Oasis Petroleum, Inc.†	507,850	6,205,927
QEP Resources, Inc.†	676,270	7,026,445
SM Energy Co.	270,190	7,432,927
SRC Energy, Inc.†	585,170	6,624,125

		27,289,424

Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	73,810	3,804,906

Oil Refining & Marketing — 1.1%
HollyFrontier Corp.	84,210	6,280,382

Oil-Field Services — 2.7%
Helix Energy Solutions Group, Inc.†	277,940	2,782,179
MRC Global, Inc.†	293,150	6,639,848
Oil States International, Inc.†	183,630	6,408,687

		15,830,714

Publishing-Books — 0.9%
Houghton Mifflin Harcourt Co.†	388,981	2,470,030
Scholastic Corp.	72,670	3,034,699

		5,504,729

Real Estate Investment Trusts — 8.2%
American Campus Communities, Inc.	158,710	6,546,788
Camden Property Trust	82,990	7,684,044
CubeSmart	134,210	4,074,616
Education Realty Trust, Inc.	138,130	5,713,057
Empire State Realty Trust, Inc., Class A	279,075	4,652,180
Gramercy Property Trust	188,355	5,159,043
STAG Industrial, Inc.	258,200	7,054,024
Sun Communities, Inc.	68,140	6,606,854

		47,490,606

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	15,224	$2,326,379

Retail-Arts & Crafts — 1.0%
Michaels Cos., Inc.†	270,350	5,517,843

Retail-Building Products — 0.7%
BMC Stock Holdings, Inc.†	175,100	3,852,200

Retail-Jewelry — 1.1%
Signet Jewelers, Ltd.	110,400	6,374,496

Retail-Restaurants — 1.0%
Bloomin’ Brands, Inc.	293,340	5,673,196

Rubber/Plastic Products — 1.1%
Trinseo SA	88,710	6,626,637

Savings & Loans/Thrifts — 1.3%
Sterling Bancorp	329,990	7,325,778

Semiconductor Components-Integrated Circuits — 1.3%
Cypress Semiconductor Corp.	320,740	5,712,379
MaxLinear, Inc.†	103,800	1,796,778

		7,509,157

Telecom Equipment-Fiber Optics — 0.8%
Finisar Corp.†	289,930	4,885,321

Transport-Air Freight — 0.8%
Atlas Air Worldwide Holdings, Inc.†	66,824	4,480,549

Transport-Truck — 0.9%
Werner Enterprises, Inc.	146,360	5,451,910

Total Long-Term Investment Securities (cost $483,262,392)		577,463,787

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $3,945,000)	$3,945,000	3,945,000

TOTAL INVESTMENTS (cost $487,207,392)(1)	100.2%	581,408,787
Liabilities in excess of other assets	(0.2)	(1,163,402)

NET ASSETS	100.0%	$580,245,385

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

13

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$577,463,787	$—	$—	$577,463,787
Short-Term Investment Securities	—	3,945,000	—	3,945,000

Total Investments at Value	$577,463,787	$3,945,000	$—	$581,408,787

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

14

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Time Deposits	40.7%
United States Treasury Notes	17.2
Medical-Drugs	3.6
Diversified Banking Institutions	2.2
Oil Companies-Integrated	2.0
Chemicals-Diversified	1.5
Banks-Commercial	1.4
Cosmetics & Toiletries	1.4
Applications Software	0.9
Insurance-Life/Health	0.9
Insurance-Multi-line	0.8
Medical-Biomedical/Gene	0.8
Medical-HMO	0.8
E-Commerce/Products	0.8
Retail-Restaurants	0.8
Web Portals/ISP	0.7
Electric-Integrated	0.7
Insurance-Property/Casualty	0.6
Computers	0.6
Enterprise Software/Service	0.6
Tobacco	0.6
Food-Misc./Diversified	0.5
Oil Refining & Marketing	0.5
Building Products-Cement	0.5
Coatings/Paint	0.5
Internet Content-Entertainment	0.4
Computer Services	0.4
Finance-Credit Card	0.4
Retail-Building Products	0.4
Chemicals-Specialty	0.4
Distribution/Wholesale	0.4
Commercial Services-Finance	0.4
Investment Management/Advisor Services	0.4
Casino Hotels	0.4
Real Estate Investment Trusts	0.3
Auto-Cars/Light Trucks	0.3
Commercial Services	0.3
Banks-Super Regional	0.3
Brewery	0.3
Retail-Discount	0.3
Beverages-Wine/Spirits	0.3
Food-Retail	0.3
Transport-Services	0.3
Medical Products	0.3
Insurance-Reinsurance	0.3
Consumer Products-Misc.	0.3
Metal-Diversified	0.3
Airlines	0.3
Oil Companies-Exploration & Production	0.2
Hotels/Motels	0.2
Multimedia	0.2
Dialysis Centers	0.2
Telephone-Integrated	0.2
Diversified Minerals	0.2
Pharmacy Services	0.2
Beverages-Non-alcoholic	0.2
Medical-Hospitals	0.2
Cable/Satellite TV	0.2
Engineering/R&D Services	0.2
Finance-Other Services	0.2
Gas-Distribution	0.2

Human Resources	0.2%
Soap & Cleaning Preparation	0.2
Retail-Auto Parts	0.2
Retail-Regional Department Stores	0.2
Audio/Video Products	0.2
Real Estate Management/Services	0.2
Agricultural Chemicals	0.2
Auto/Truck Parts & Equipment-Original	0.2
Rubber-Tires	0.2
Apparel Manufacturers	0.2
Diversified Manufacturing Operations	0.1
Entertainment Software	0.1
Data Processing/Management	0.1
Finance-Investment Banker/Broker	0.1
Electronic Forms	0.1
Textile-Apparel	0.1
Retail-Apparel/Shoe	0.1
Athletic Footwear	0.1
Public Thoroughfares	0.1
Electric-Generation	0.1
Computer Aided Design	0.1
Aerospace/Defense-Equipment	0.1
Food-Catering	0.1
E-Commerce/Services	0.1
Transport-Rail	0.1
Finance-Leasing Companies	0.1
Investment Companies	0.1
Electronic Components-Semiconductors	0.1
Rental Auto/Equipment	0.1
Building & Construction Products-Misc.	0.1
Electronic Components-Misc.	0.1
Building-Residential/Commercial	0.1
Diagnostic Equipment	0.1
Publishing-Periodicals	0.1
Medical-Generic Drugs	0.1
Semiconductor Equipment	0.1
Computer Software	0.1
Retail-Consumer Electronics	0.1
Casino Services	0.1
Cruise Lines	0.1
Medical Labs & Testing Services	0.1
Toys	0.1
Machinery-Electrical	0.1
Office Automation & Equipment	0.1
Diagnostic Kits	0.1
Industrial Gases	0.1
Containers-Metal/Glass	0.1
Cellular Telecom	0.1
Forestry	0.1

97.9%

*	Calculated as a percentage of net assets

15

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Country Allocation*

United States	76.6%
Japan	4.7
United Kingdom	3.3
Germany	2.2
France	1.8
Australia	1.5
Switzerland	1.4
Netherlands	1.4
Spain	0.7
Canada	0.6
Sweden	0.5
Hong Kong	0.5
Italy	0.5
Denmark	0.3
Belgium	0.3
Singapore	0.2
Ireland	0.2
Norway	0.2
Portugal	0.2
Jersey	0.2
Finland	0.2
Bermuda	0.1
Cayman Islands	0.1
Israel	0.1
Liberia	0.1

97.9%

*	Calculated as a percentage of net assets

16

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 39.7%
Australia — 1.5%
AGL Energy, Ltd.	68,406	$1,118,620
Amcor, Ltd.	13,688	153,132
Aristocrat Leisure, Ltd.	21,310	510,915
Australia & New Zealand Banking Group, Ltd.	29,427	641,515
BHP Billiton, Ltd.	60,338	1,578,850
Brambles, Ltd.	18,611	136,514
Coca-Cola Amatil, Ltd.	27,656	197,084
Cochlear, Ltd.	2,484	374,692
Commonwealth Bank of Australia	12,813	712,957
Computershare, Ltd.	23,287	314,348
CSL, Ltd.	7,598	1,108,336
Domino’s Pizza Enterprises, Ltd.	214	7,937
Flight Centre Travel Group, Ltd.	709	35,877
Macquarie Group, Ltd.	5,465	497,645
Mirvac Group	39,869	67,466
Orica, Ltd.	2,237	29,220
QBE Insurance Group, Ltd.	42,795	320,687
Rio Tinto, Ltd.	12,199	735,157
South32, Ltd.	89,150	236,065
Stockland	26,156	80,552
Transurban Group	99,787	866,373
Treasury Wine Estates, Ltd.	43,808	598,521
Wesfarmers, Ltd.	8,099	297,961
Westpac Banking Corp.	17,560	383,572
Woodside Petroleum, Ltd.	12,965	347,640
Woolworths Group, Ltd.	6,993	156,197

		11,507,833

Austria — 0.0%
OMV AG	6,009	339,707

Belgium — 0.3%
Ageas	23,453	1,257,009
Anheuser-Busch InBev SA	975	99,062
Groupe Bruxelles Lambert SA	4,169	442,886
UCB SA	5,277	453,131

		2,252,088

Bermuda — 0.1%
Athene Holding, Ltd., Class A†	2,954	135,500
Axalta Coating Systems, Ltd.†	22,139	669,705
CK Infrastructure Holdings, Ltd.	12,000	89,173
Dairy Farm International Holdings, Ltd.	3,000	24,488
Everest Re Group, Ltd.	294	64,195
Hongkong Land Holdings, Ltd.	7,800	56,758
Jardine Matheson Holdings, Ltd.	200	13,522
Kerry Properties, Ltd.	4,500	22,834

		1,076,175

Canada — 0.6%
Alimentation Couche-Tard, Inc., Class B	4,250	195,209
Bausch Health Cos, Inc.†	5,168	112,311
Bombardier, Inc., Class B†	20,669	77,855
CAE, Inc.	20,459	426,213
Canadian Natural Resources, Ltd.	262	9,627
CCL Industries, Inc., Class B	6,367	323,036
Constellation Software, Inc.	45	32,622
Gildan Activewear, Inc.	29,447	758,557
Linamar Corp.	5,818	265,888
Magna International, Inc.	17,266	1,051,741

Security Description	Shares	Value (Note 2)
Canada (continued)
Manulife Financial Corp.	2,471	$45,893
Methanex Corp.	2,763	190,862
Nutrien, Ltd.	9,391	510,031
Saputo, Inc.	2,294	76,481
Shopify, Inc., Class A†	791	110,193
Sun Life Financial, Inc.	1,218	49,812
Trisura Group, Ltd.†	11	237
West Fraser Timber Co., Ltd.	4,642	288,330

		4,524,898

Cayman Islands — 0.1%
CK Asset Holdings, Ltd.	29,000	221,826
CK Hutchison Holdings, Ltd.	3,000	32,597
Melco Resorts & Entertainment, Ltd. ADR	15,305	395,787
WH Group, Ltd.*	74,000	59,377
Wharf Real Estate Investment Co., Ltd.	13,000	94,819

		804,406

Denmark — 0.3%
Carlsberg A/S, Class B	1,013	122,111
Coloplast A/S, Class B	3,489	380,491
Danske Bank A/S	11,970	348,073
H. Lundbeck A/S	2,593	187,559
ISS A/S	1,335	49,975
Novo Nordisk A/S, Class B	23,688	1,178,768
Pandora A/S	308	21,910
Tryg A/S	5,879	143,823
Vestas Wind Systems A/S	641	41,309

		2,474,019

Finland — 0.2%
Fortum Oyj	24,334	611,097
Neste Oyj	5,875	485,036
Sampo Oyj, Class A	1,241	63,038

		1,159,171

France — 1.8%
Air Liquide SA	2,682	343,220
Arkema SA	3,255	407,936
Atos SE	94	12,617
AXA SA	31,107	785,304
BNP Paribas SA	10,529	684,983
Capgemini SE	3,385	434,365
Cie de Saint-Gobain	9,983	444,208
Cie Generale des Etablissements Michelin SCA	1,996	256,846
Dassault Systemes SE	3,110	464,518
Electricite de France SA	7,825	117,086
Essilor International Cie Generale d’Optique SA	361	53,257
Faurecia SA	128	8,695
Kering SA	629	335,178
L’Oreal SA	4,618	1,130,925
LVMH Moet Hennessy Louis Vuitton SE	2,691	939,689
Orange SA	22,121	377,903
Pernod Ricard SA	4,478	722,250
Peugeot SA	17,695	508,717
Publicis Groupe SA	1,236	79,013
Safran SA	210	26,024
Sanofi	19,375	1,683,781
Societe BIC SA	3,526	337,025

17

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Societe Generale SA	5,336	$237,692
Sodexo SA	1,021	112,972
TOTAL SA	40,221	2,624,318
UbiSoft Entertainment SA†	2,445	269,862
Vivendi SA	3,625	94,126

		13,492,510

Germany — 2.2%
adidas AG	2,795	618,021
Allianz SE	8,600	1,901,451
BASF SE	14,127	1,356,930
Bayer AG	9,990	1,112,754
Bayerische Motoren Werke AG	2,316	223,975
Bayerische Motoren Werke AG (Preference Shares)	1,137	94,146
Commerzbank AG†	3,728	40,250
Covestro AG*	6,054	581,012
Daimler AG	1,122	77,618
Deutsche Bank AG	15,527	203,174
Deutsche Boerse AG	1,987	261,771
Deutsche Lufthansa AG	13,285	372,762
Deutsche Post AG	24,114	851,119
Deutsche Telekom AG	49,388	816,944
Deutsche Wohnen SE	343	16,713
E.ON SE	20,193	227,682
Evonik Industries AG	7,953	294,268
Fresenius Medical Care AG & Co. KGaA	9,177	896,471
Fresenius SE & Co. KGaA	7,801	602,215
Hannover Rueck SE	3,130	417,202
HeidelbergCement AG	5,222	443,403
Henkel AG & Co. KGaA	1,653	177,202
Henkel AG & Co. KGaA (Preference Shares)	146	18,302
HOCHTIEF AG	42	7,546
HUGO BOSS AG	321	28,929
Innogy SE*	1,594	70,819
Merck KGaA	1,350	138,689
METRO AG	2,656	32,802
Muenchener Rueckversicherungs-Gesellschaft AG	3,574	793,053
ProSiebenSat.1 Media SE	7,572	204,814
Puma SE	4	2,007
RWE AG	2,975	78,055
SAP SE	17,395	2,034,315
Sartorius AG (Preference Shares)	474	77,056
Siemens AG	7,832	1,105,715
Siemens Healthineers AG†*	2,041	90,904
TUI AG	2,463	52,702
Uniper SE	12,105	377,838
Volkswagen AG	480	83,129
Vonovia SE	1,355	65,593
Wirecard AG	1,375	256,833

		17,106,184

Hong Kong — 0.5%
AIA Group, Ltd.	146,000	1,278,209
Bank of East Asia, Ltd.	11,400	45,303
BOC Hong Kong Holdings, Ltd.	49,500	239,597
CLP Holdings, Ltd.	32,000	365,822
Galaxy Entertainment Group, Ltd.	5,000	40,146
Hang Lung Group, Ltd.	4,000	11,844

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Hang Lung Properties, Ltd.	14,000	$29,505
Hang Seng Bank, Ltd.	9,600	261,198
Henderson Land Development Co., Ltd.	11,352	63,262
Hong Kong & China Gas Co., Ltd.	191,000	389,789
Hong Kong Exchanges & Clearing, Ltd.	12,600	373,006
Hysan Development Co., Ltd.	4,000	21,923
Link REIT	22,000	218,020
New World Development Co., Ltd.	42,000	59,806
Power Assets Holdings, Ltd.	24,500	172,815
Sino Land Co., Ltd.	24,000	41,334
Sun Hung Kai Properties, Ltd.	19,000	298,124
Swire Pacific, Ltd., Class A	3,000	32,606
Swire Properties, Ltd.	9,600	37,897
Wharf Holdings, Ltd.	6,000	19,879
Wheelock & Co., Ltd.	6,000	42,617

		4,042,702

Ireland — 0.2%
Accenture PLC, Class A	2,501	398,484
Allergan PLC	4,601	846,998
CRH PLC	6,205	211,328
James Hardie Industries PLC CDI	12,167	194,155
Jazz Pharmaceuticals PLC†	567	98,136
Paddy Power Betfair PLC	194	21,147
Perrigo Co. PLC	368	29,631
Seagate Technology PLC	620	32,625

		1,832,504

Israel — 0.1%
Bank Hapoalim B.M.	5,794	40,958
Bank Leumi Le-Israel B.M.	13,480	84,459
Frutarom Industries, Ltd.	1,619	163,657
Israel Chemicals, Ltd.	26,909	128,827
Teva Pharmaceutical Industries, Ltd. ADR	15,351	367,503

		785,404

Italy — 0.5%
Assicurazioni Generali SpA	12,744	226,140
Davide Campari-Milano SpA	5,640	47,541
Enel SpA	43,431	241,767
Eni SpA	83,475	1,609,480
Intesa Sanpaolo SpA	109,269	335,668
Intesa Sanpaolo SpA RSP	176,748	562,506
Luxottica Group SpA	996	67,377
Moncler SpA	286	12,609
Recordati SpA	437	16,365
UniCredit SpA	19,273	340,720

		3,460,173

Japan — 4.7%
Acom Co., Ltd.	6,300	25,133
Aeon Co., Ltd.	4,800	97,486
Ajinomoto Co., Inc.	14,900	263,684
Alfresa Holdings Corp.	4,500	108,080
ANA Holdings, Inc.	6,000	220,274
Aozora Bank, Ltd.	2,800	104,658
Asahi Group Holdings, Ltd.	5,500	267,117
Asahi Kasei Corp.	20,200	270,093
Asics Corp.	800	13,016
Astellas Pharma, Inc.	53,600	872,936
Bridgestone Corp.	23,100	910,365

18

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Brother Industries, Ltd.	2,900	$59,080
Canon, Inc.	9,500	307,864
Central Japan Railway Co.	2,900	603,672
Chiba Bank, Ltd.	6,300	44,916
Chubu Electric Power Co., Inc.	25,400	391,228
Chugai Pharmaceutical Co., Ltd.	2,000	101,835
Chugoku Electric Power Co., Inc.	11,800	155,219
Coca-Cola Bottlers Japan Holdings, Inc.	1,700	61,272
Concordia Financial Group, Ltd.	7,300	39,225
CyberAgent, Inc.	800	42,025
Dai-ichi Life Holdings, Inc.	18,300	344,616
Daicel Corp.	9,200	101,358
Daiichi Sankyo Co., Ltd.	8,700	360,612
Daito Trust Construction Co., Ltd.	3,300	551,650
Daiwa House Industry Co., Ltd.	15,900	580,031
Daiwa Securities Group, Inc.	26,000	151,686
Denso Corp.	300	14,802
Dentsu, Inc.	300	12,604
East Japan Railway Co.	1,200	112,260
Eisai Co., Ltd.	3,300	283,796
Electric Power Development Co., Ltd.	4,000	108,393
Fast Retailing Co., Ltd.	800	350,718
FUJIFILM Holdings Corp.	1,700	70,055
Fujitsu, Ltd.	71,000	484,120
Fukuoka Financial Group, Inc.	7,000	38,400
Hisamitsu Pharmaceutical Co., Inc.	600	43,898
Hitachi Chemical Co., Ltd.	800	15,832
Hitachi, Ltd.	55,000	384,378
Honda Motor Co., Ltd.	9,300	280,036
Hoya Corp.	7,800	470,140
Idemitsu Kosan Co., Ltd.	9,400	423,651
Japan Airlines Co., Ltd.	11,700	431,837
Japan Exchange Group, Inc.	8,400	149,505
Japan Post Bank Co., Ltd.	18,900	226,889
Japan Post Holdings Co., Ltd.	34,900	384,877
Japan Tobacco, Inc.	23,900	679,964
JSR Corp.	3,100	59,475
JXTG Holdings, Inc.	145,100	1,066,377
Kajima Corp.	8,000	62,435
Kakaku.com, Inc.	1,600	33,734
Kaneka Corp.	2,000	17,606
Kansai Electric Power Co., Inc.	22,800	324,132
Kao Corp.	8,000	583,872
KDDI Corp.	3,100	86,436
Keyence Corp.	200	105,561
Kikkoman Corp.	9,000	427,005
Kirin Holdings Co., Ltd.	18,900	483,473
Konami Holdings Corp.	2,700	127,146
Kose Corp.	800	153,264
Kuraray Co., Ltd.	6,200	87,586
Kyowa Hakko Kirin Co., Ltd.	1,600	30,460
Kyushu Electric Power Co., Inc.	10,900	128,440
Lion Corp.	5,500	99,742
Mazda Motor Corp.	6,600	82,162
Medipal Holdings Corp.	2,200	44,724
MEIJI Holdings Co., Ltd.	3,100	243,749
Mitsubishi Chemical Holdings Corp.	39,000	340,548
Mitsubishi Corp.	5,700	159,292
Mitsubishi Electric Corp.	4,000	54,329
Mitsubishi Estate Co., Ltd.	18,400	320,082
Mitsubishi Gas Chemical Co., Inc.	3,700	82,652

Security Description	Shares	Value (Note 2)
Japan (continued)
Mitsubishi Tanabe Pharma Corp.	2,500	$46,843
Mitsubishi UFJ Financial Group, Inc.	145,600	895,258
Mitsui & Co., Ltd.	400	6,705
Mitsui Chemicals, Inc.	3,400	91,376
Mitsui Fudosan Co., Ltd.	11,500	275,148
Mizuho Financial Group, Inc.	386,900	673,482
MS&AD Insurance Group Holdings, Inc.	13,000	397,598
Murata Manufacturing Co., Ltd.	400	70,025
NH Foods, Ltd.	300	11,931
Nikon Corp.	600	10,135
Nintendo Co., Ltd.	1,400	461,524
Nippon Building Fund, Inc.	6	33,433
Nippon Telegraph & Telephone Corp.	5,900	273,033
Nissan Chemical Corp.	600	26,889
Nissan Motor Co., Ltd.	6,200	58,594
Nisshin Seifun Group, Inc.	600	11,755
Nissin Foods Holdings Co., Ltd.	800	55,245
Nitto Denko Corp.	3,700	268,267
Nomura Holdings, Inc.	47,500	225,263
Nomura Real Estate Holdings, Inc.	1,400	30,568
Nomura Research Institute, Ltd.	1,300	62,469
NTT Data Corp.	20,100	229,345
NTT DOCOMO, Inc.	11,800	303,662
OBIC Co., Ltd.	200	17,179
Oji Holdings Corp.	6,000	35,614
Olympus Corp.	1,500	60,869
Omron Corp.	2,000	90,291
Oracle Corp. Japan	200	16,795
Oriental Land Co., Ltd.	2,200	238,932
ORIX Corp.	44,000	714,467
Osaka Gas Co., Ltd.	14,700	282,620
Otsuka Corp.	2,200	86,059
Otsuka Holdings Co., Ltd.	3,400	157,310
Panasonic Corp.	22,900	295,357
Pola Orbis Holdings, Inc.	3,800	147,392
Recruit Holdings Co., Ltd.	22,800	625,258
Resona Holdings, Inc.	33,800	192,510
Ryohin Keikaku Co., Ltd.	100	32,107
SBI Holdings, Inc.	3,500	95,537
Secom Co., Ltd.	900	68,800
Seiko Epson Corp.	3,300	59,560
Seven & i Holdings Co., Ltd.	12,300	502,074
Shimamura Co., Ltd.	100	9,362
Shin-Etsu Chemical Co., Ltd.	5,800	585,859
Shionogi & Co., Ltd.	6,200	337,774
Shiseido Co., Ltd.	7,400	544,678
Shizuoka Bank, Ltd.	3,900	35,994
Showa Shell Sekiyu KK	41,400	680,557
SoftBank Group Corp.	2,300	191,247
Sompo Holdings, Inc.	9,500	386,047
Sony Corp.	12,700	686,852
Sony Financial Holdings, Inc.	200	3,841
Start Today Co., Ltd.	1,100	44,229
Subaru Corp.	7,400	215,825
Sumitomo Chemical Co., Ltd.	46,000	264,681
Sumitomo Dainippon Pharma Co., Ltd.	5,700	110,469
Sumitomo Mitsui Financial Group, Inc.	22,200	881,036
Sumitomo Mitsui Trust Holdings, Inc.	5,000	198,882
Sumitomo Realty & Development Co., Ltd.	5,000	183,072

19

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Rubber Industries, Ltd.	2,700	$44,673
Suntory Beverage & Food, Ltd.	600	25,585
Suruga Bank, Ltd.	2,900	26,046
Suzuken Co., Ltd.	3,400	148,863
Suzuki Motor Corp.	4,000	235,064
T&D Holdings, Inc.	12,500	186,504
Taiheiyo Cement Corp.	2,000	62,964
Taisei Corp.	3,500	194,788
Taisho Pharmaceutical Holdings Co., Ltd.	300	33,938
Taiyo Nippon Sanso Corp.	900	13,803
Takeda Pharmaceutical Co., Ltd.	7,600	318,650
Teijin, Ltd.	5,000	93,259
Terumo Corp.	400	21,971
Toho Gas Co., Ltd.	1,300	44,337
Tohoku Electric Power Co., Inc.	9,400	119,389
Tokio Marine Holdings, Inc.	14,000	665,523
Tokyo Electric Power Co. Holdings, Inc.†	35,800	171,325
Tokyo Electron, Ltd.	1,800	309,842
Tokyo Gas Co., Ltd.	18,000	438,964
Tokyu Fudosan Holdings Corp.	5,400	36,678
Tosoh Corp.	9,300	151,672
Toyo Suisan Kaisha, Ltd.	3,600	130,216
Toyota Motor Corp.	22,500	1,474,584
Trend Micro, Inc.	4,700	277,850
Unicharm Corp.	2,200	67,084
Yakult Honsha Co., Ltd.	1,100	79,257
Yamaguchi Financial Group, Inc.	3,000	34,009
Yamato Holdings Co., Ltd.	1,700	49,263
Yamazaki Baking Co., Ltd.	5,600	139,435
Yokohama Rubber Co., Ltd.	4,800	102,706

		36,515,494

Jersey — 0.2%
Experian PLC	6,852	168,346
Ferguson PLC	2,578	203,133
Glencore PLC	57,756	254,425
Shire PLC	8,638	491,745
WPP PLC	7,804	122,185

		1,239,834

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	3,661	412,814

Luxembourg — 0.0%
RTL Group SA	69	5,143
SES SA FDR	4,808	96,058
Tenaris SA	6,805	124,721

		225,922

Netherlands — 1.4%
Aegon NV	37,662	247,602
AerCap Holdings NV†	3,536	198,476
Airbus SE	2,437	301,790
Akzo Nobel NV	4,368	403,228
ASML Holding NV	1,164	248,357
EXOR NV	1,351	88,854
Heineken Holding NV	8,467	817,076
Heineken NV	10,340	1,046,049
ING Groep NV	28,713	438,670
Koninklijke Ahold Delhaize NV	29,675	754,031
Koninklijke DSM NV	4,835	514,974

Security Description	Shares	Value (Note 2)
Netherlands (continued)
Koninklijke Philips NV	20,112	$882,900
LyondellBasell Industries NV, Class A	10,805	1,197,086
Mylan NV†	4,465	166,589
NXP Semiconductors NV†	1,690	161,125
QIAGEN NV†	9,951	360,699
Randstad NV	1,002	63,367
RELX NV	16,405	356,191
STMicroelectronics NV	3,177	69,061
Unilever NV CVA	25,287	1,454,374
Wolters Kluwer NV	9,955	599,944

		10,370,443

New Zealand — 0.0%
a2 Milk Co., Ltd.†	9,202	65,899
Auckland International Airport, Ltd.	50,288	228,975

		294,874

Norway — 0.2%
DNB ASA	39,035	789,228
Equinor ASA†	18,616	493,275
Gjensidige Forsikring ASA	15,682	251,668
Marine Harvest ASA	6,888	150,637

		1,684,808

Papua New Guinea — 0.0%
Oil Search, Ltd.	41,488	276,501

Portugal — 0.2%
Galp Energia SGPS SA	62,655	1,288,581

Singapore — 0.2%
Ascendas Real Estate Investment Trust	82,600	167,287
CapitaLand Commercial Trust	70,800	91,072
CapitaLand Mall Trust	103,400	164,428
CapitaLand, Ltd.	77,800	184,887
City Developments, Ltd.	10,000	73,601
DBS Group Holdings, Ltd.	19,200	377,114
Oversea-Chinese Banking Corp., Ltd.	33,700	286,980
Singapore Exchange, Ltd.	11,600	63,528
Singapore Telecommunications, Ltd.	20,200	47,703
Suntec Real Estate Investment Trust	30,800	41,839
United Overseas Bank, Ltd.	14,300	284,010
UOL Group, Ltd.	10,300	54,281

		1,836,730

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	1,983	86,941
Banco Bilbao Vizcaya Argentaria SA	139,172	1,020,622
Banco de Sabadell SA	12,576	20,957
Banco Santander SA	48,964	273,809
Bankia SA	6,594	25,935
Bankinter SA	15,901	153,527
CaixaBank SA	87,877	406,222
Endesa SA	14,567	336,792
Iberdrola SA	15,304	118,939
Industria de Diseno Textil SA	4,003	131,204
Red Electrica Corp. SA	4,651	98,627
Repsol SA	118,225	2,346,461

		5,020,036

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	22,500	22,934

20

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden — 0.5%
Boliden AB	9,558	$284,571
Essity AB, Class B	57,469	1,436,611
Hennes & Mauritz AB, Class B	14,451	224,950
Investor AB, Class B	3,620	157,767
Lundin Petroleum AB	7,557	249,280
Nordea Bank AB	45,782	486,582
Skandinaviska Enskilda Banken AB, Class A	18,446	197,207
Svenska Handelsbanken AB, Class A	20,320	250,940
Swedbank AB, Class A	15,160	358,777
Swedish Match AB	7,849	429,147
Telefonaktiebolaget LM Ericsson, Class B	10,875	85,365

		4,161,197

Switzerland — 1.4%
Baloise Holding AG	874	136,518
Cie Financiere Richemont SA	2,129	187,019
Coca-Cola HBC AG	196	7,030
Credit Suisse Group AG	30,135	485,879
Julius Baer Group, Ltd.	1,987	109,214
Nestle SA	34,146	2,782,458
Novartis AG	22,257	1,868,276
Roche Holding AG	7,574	1,858,714
Sonova Holding AG	767	141,539
Swiss Life Holding AG	745	267,567
Swiss Re AG	8,076	740,768
UBS Group AG	60,771	1,000,999
Zurich Insurance Group AG	2,831	870,777

		10,456,758

United Kingdom — 3.3%
Admiral Group PLC	12,382	321,810
Ashtead Group PLC	6,265	192,894
Associated British Foods PLC	3,930	126,594
AstraZeneca PLC	10,475	806,475
Auto Trader Group PLC*	4,756	26,528
Aviva PLC	177,600	1,164,156
BAE Systems PLC	21,120	180,891
Barclays PLC	261,913	666,011
BHP Billiton PLC	3,488	80,574
BP PLC	167,332	1,257,268
British American Tobacco PLC	25,282	1,393,201
British Land Co. PLC	4,823	41,765
Carnival PLC	1,285	74,675
Coca-Cola European Partners PLC	13,232	545,688
Compass Group PLC	29,293	630,078
ConvaTec Group PLC*	6,885	19,783
Diageo PLC	29,477	1,083,252
Direct Line Insurance Group PLC	52,692	237,806
Fresnillo PLC	14,038	191,168
GlaxoSmithKline PLC	49,164	1,020,148
Hammerson PLC	5,946	40,738
Hargreaves Lansdown PLC	12,197	332,187
HSBC Holdings PLC	325,795	3,120,056
Imperial Brands PLC	8,451	323,858
Intertek Group PLC	211	16,296
Investec PLC	25,857	187,397
J Sainsbury PLC	9,422	40,391
John Wood Group PLC	1,932	16,471
Johnson Matthey PLC	1,574	77,728
Land Securities Group PLC	3,152	39,024

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Legal & General Group PLC	307,729	$1,059,777
Lloyds Banking Group PLC	109,800	89,829
Mediclinic International PLC	4,770	32,031
Micro Focus International PLC	4,893	79,874
National Grid PLC	6,618	70,619
Next PLC	687	53,492
Pearson PLC	5,188	62,809
Persimmon PLC	930	30,270
Prudential PLC	69,264	1,638,552
Reckitt Benckiser Group PLC	5,309	473,275
RELX PLC	6,727	146,691
Rio Tinto PLC	7,242	400,031
Royal Bank of Scotland Group PLC†	154,122	515,980
Royal Dutch Shell PLC, Class A	51,166	1,755,384
Royal Dutch Shell PLC, Class B	42,574	1,490,044
Sage Group PLC	5,552	45,352
Schroders PLC	3,711	151,448
Segro PLC	856	7,467
Sky PLC	6,605	132,020
Smith & Nephew PLC	10,853	188,112
St James’s Place PLC	21,779	344,178
Standard Chartered PLC	65,490	590,522
Standard Life Aberdeen PLC	109,258	447,403
TechnipFMC PLC	4,568	148,688
Tesco PLC	101,459	346,476
Unilever PLC	11,387	650,695
Whitbread PLC	1,040	53,410
WM Morrison Supermarkets PLC	2,642	9,055

		25,268,395

United States — 18.4%
AbbVie, Inc.	14,471	1,334,660
Activision Blizzard, Inc.	5,735	421,064
Adobe Systems, Inc.†	3,917	958,412
Advance Auto Parts, Inc.	663	93,635
Aetna, Inc.	6,101	1,149,367
Agilent Technologies, Inc.	1,571	103,749
Alaska Air Group, Inc.	825	51,835
Albemarle Corp.	8,539	804,374
Alexion Pharmaceuticals, Inc.†	48	6,382
Allstate Corp.	6,087	578,995
Alphabet, Inc., Class A†	1,995	2,448,304
Alphabet, Inc., Class C†	2,246	2,733,966
Altria Group, Inc.	8,252	484,227
Amazon.com, Inc.†	2,800	4,976,832
American Airlines Group, Inc.	3,057	120,874
American Electric Power Co., Inc.	517	36,779
American Express Co.	6,924	689,076
Ameriprise Financial, Inc.	3,518	512,467
AmerisourceBergen Corp.	1,448	118,490
Amgen, Inc.	8,423	1,655,541
Anadarko Petroleum Corp.	3,804	278,263
Anthem, Inc.	1,708	432,124
Apartment Investment & Management Co., Class A	1,047	44,655
Apple, Inc.	24,445	4,651,639
Autodesk, Inc.†	875	112,385
Automatic Data Processing, Inc.	5,003	675,355
AutoZone, Inc.†	627	442,367
AvalonBay Communities, Inc.	130	22,990
Ball Corp.	644	25,097
Bank of America Corp.	54,837	1,693,367
BB&T Corp.	4,066	206,593

21

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Berkshire Hathaway, Inc., Class B†	8,744	$1,730,175
Best Buy Co., Inc.	7,044	528,511
Biogen, Inc.†	2,003	669,743
Booking Holdings, Inc.†	326	661,363
Boston Properties, Inc.	571	71,678
Brighthouse Financial, Inc.†	1,018	44,212
Bristol-Myers Squibb Co.	23,299	1,368,816
Broadridge Financial Solutions, Inc.	169	19,094
C.H. Robinson Worldwide, Inc.	331	30,528
CA, Inc.	7,214	318,931
Cadence Design Systems, Inc.†	4,127	181,959
Capital One Financial Corp.	3,050	287,676
Cardinal Health, Inc.	950	47,452
CBS Corp., Class B	5,066	266,826
CDK Global, Inc.	4,056	253,297
Celanese Corp., Series A	4,123	486,968
Celgene Corp.†	9,891	891,080
Centene Corp.†	1,373	178,943
CF Industries Holdings, Inc.	7,539	334,882
Charles Schwab Corp.	9,030	461,072
Charter Communications, Inc., Class A†	1,085	330,469
Chemours Co.	12,063	552,606
Chevron Corp.	8,251	1,041,854
Chipotle Mexican Grill, Inc.†	851	369,045
Church & Dwight Co., Inc.	8,064	450,778
Cigna Corp.	3,742	671,390
Cintas Corp.	1,529	312,650
CIT Group, Inc.	1,065	56,370
Citizens Financial Group, Inc.	4,030	160,313
Citrix Systems, Inc.†	4,537	498,934
Clorox Co.	6,329	855,491
CME Group, Inc.	2,729	434,238
Cognizant Technology Solutions Corp., Class A	3,350	273,025
Colgate-Palmolive Co.	2,575	172,551
Comcast Corp., Class A	28,972	1,036,618
Conagra Brands, Inc.	8,075	296,433
ConocoPhillips	5,729	413,462
Copart, Inc.†	253	14,520
Coty, Inc., Class A	5,979	80,178
Crown Castle International Corp.	9,728	1,078,154
CSX Corp.	105	7,421
CVS Health Corp.	12,365	801,994
Darden Restaurants, Inc.	3,415	365,200
DaVita, Inc.†	3,537	248,580
Dell Technologies, Inc., Class V†	2,593	239,904
Delta Air Lines, Inc.	844	45,930
Devon Energy Corp.	171	7,697
Discover Financial Services	4,293	306,563
Dollar General Corp.	5,633	552,879
Dollar Tree, Inc.†	2,761	252,024
Domino’s Pizza, Inc.	2,012	528,472
DowDuPont, Inc.	30,007	2,063,581
DTE Energy Co.	434	47,106
Duke Energy Corp.	541	44,156
E*TRADE Financial Corp.†	979	58,554
Eastman Chemical Co.	4,454	461,523
eBay, Inc.†	11,355	379,825
Ecolab, Inc.	12,665	1,781,965
Edison International	390	25,986
Electronic Arts, Inc.†	1,867	240,376

Security Description	Shares	Value (Note 2)
United States (continued)
Eli Lilly & Co.	10,943	$1,081,278
Entergy Corp.	640	52,019
Envision Healthcare Corp.†	818	36,205
EOG Resources, Inc.	414	53,381
Equifax, Inc.	1,759	220,754
Equity Residential	3,210	210,030
Estee Lauder Cos., Inc., Class A	6,862	925,958
Exelon Corp.	3,037	129,072
Expedia Group, Inc.	176	23,556
Express Scripts Holding Co.†	10,406	826,861
Exxon Mobil Corp.	15,751	1,283,864
Facebook, Inc., Class A†	14,801	2,554,357
Fastenal Co.	10,508	598,220
FedEx Corp.	1,858	456,826
Fidelity National Information Services, Inc.	2,424	249,987
Fifth Third Bancorp	5,392	159,549
FirstEnergy Corp.	1,062	37,627
Fiserv, Inc.†	6,334	478,090
Fluor Corp.	15,151	776,489
Foot Locker, Inc.	797	38,902
Fortinet, Inc.†	1,559	98,077
Gap, Inc.	1,162	35,058
General Motors Co.	472	17,894
Genuine Parts Co.	376	36,589
GGP, Inc.	1,488	31,724
Gilead Sciences, Inc.	13,263	1,032,259
Goldman Sachs Group, Inc.	1,619	384,399
H&R Block, Inc.	16,874	424,550
Hartford Financial Services Group, Inc.	4,910	258,757
HCA Healthcare, Inc.	9,844	1,222,920
HCP, Inc.	1,573	40,741
HD Supply Holdings, Inc.†	13,289	584,450
Helmerich & Payne, Inc.	208	12,761
Hershey Co.	89	8,741
Hilton Worldwide Holdings, Inc.	8,222	646,743
HollyFrontier Corp.	338	25,208
Home Depot, Inc.	10,946	2,162,054
Host Hotels & Resorts, Inc.	7,089	148,444
Humana, Inc.	2,524	792,990
IAC/InterActiveCorp†	69	10,160
Illumina, Inc.†	916	297,114
Intel Corp.	10,768	517,941
International Business Machines Corp.	6,998	1,014,220
International Flavors & Fragrances, Inc.	3,237	429,744
Intuit, Inc.	4,978	1,016,707
J.M. Smucker Co.	76	8,445
Jacobs Engineering Group, Inc.	9,177	620,641
Johnson & Johnson	18,347	2,431,344
JPMorgan Chase & Co.	19,230	2,210,488
Kimberly-Clark Corp.	9,729	1,107,744
Kohl’s Corp.	6,567	485,104
Kroger Co.	3,490	101,210
L Brands, Inc.	862	27,300
Laboratory Corp. of America Holdings†	298	52,251
Las Vegas Sands Corp.	8,377	602,306
Lincoln National Corp.	1,463	99,630
Loews Corp.	1,993	101,205
Lowe’s Cos., Inc.	9,535	947,207

22

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Macerich Co.	1,566	$92,488
Macy’s, Inc.	12,938	514,027
Marathon Petroleum Corp.	3,591	290,261
Marriott International, Inc., Class A	8,234	1,052,635
Marsh & McLennan Cos., Inc.	2,395	199,647
Martin Marietta Materials, Inc.	5,798	1,156,237
Mastercard, Inc., Class A	4,540	898,920
McDonald’s Corp.	11,492	1,810,450
McKesson Corp.	1,645	206,612
Merck & Co., Inc.	29,203	1,923,602
MetLife, Inc.	10,402	475,787
Mettler-Toledo International, Inc.†	65	38,513
MGM Resorts International	14,163	444,293
Microsoft Corp.	51,611	5,474,895
Morgan Stanley	6,882	347,954
MSCI, Inc.	784	130,293
Nektar Therapeutics†	4,888	257,109
Netflix, Inc.†	3,188	1,075,791
Newfield Exploration Co.†	914	26,250
News Corp., Class B	799	12,225
NextEra Energy, Inc.	687	115,100
NIKE, Inc., Class B	3,909	300,641
Nordstrom, Inc.	4,598	240,981
NRG Energy, Inc.	2,002	63,403
NVIDIA Corp.	392	95,985
O’Reilly Automotive, Inc.†	1,570	480,420
Occidental Petroleum Corp.	3,641	305,589
Oracle Corp.	23,508	1,120,861
Paychex, Inc.	4,037	278,634
PayPal Holdings, Inc.†	4,790	393,451
PepsiCo, Inc.	6,529	750,835
PerkinElmer, Inc.	748	59,227
Pfizer, Inc.	55,769	2,226,856
PG&E Corp.	2,619	112,827
Philip Morris International, Inc.	2,887	249,148
Phillips 66	2,449	302,060
PPG Industries, Inc.	16,535	1,829,763
Principal Financial Group, Inc.	2,686	156,003
Procter & Gamble Co.	35,117	2,840,263
Progressive Corp.	4,358	261,524
Prologis, Inc.	1,625	106,632
Public Storage	2,017	439,363
Quanta Services, Inc.†	1,001	34,104
Quest Diagnostics, Inc.	3,861	415,907
Ralph Lauren Corp.	129	17,412
Raymond James Financial, Inc.	149	13,647
Red Hat, Inc.†	2,185	308,588
Regeneron Pharmaceuticals, Inc.†	318	117,027
Regions Financial Corp.	10,056	187,142
Robert Half International, Inc.	5,900	446,984
Ross Stores, Inc.	392	34,273
S&P Global, Inc.	2,275	456,001
salesforce.com, Inc.†	3,191	437,646
SBA Communications Corp.†	109	17,249
Sherwin-Williams Co.	4,747	2,092,145
Simon Property Group, Inc.	4,009	706,426
Sirius XM Holdings, Inc.	9,987	70,109
SL Green Realty Corp.	648	66,815
Southwest Airlines Co.	5,635	327,732
Splunk, Inc.†	341	32,770
Starbucks Corp.	21,712	1,137,492
Steel Dynamics, Inc.	130	6,122

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
SunTrust Banks, Inc.	2,922	$210,589
SVB Financial Group†	417	128,386
Synchrony Financial	6,923	200,352
T. Rowe Price Group, Inc.	758	90,263
Take-Two Interactive Software, Inc.†	119	13,449
Target Corp.	12,573	1,014,390
TD Ameritrade Holding Corp.	1,191	68,066
Thermo Fisher Scientific, Inc.	2,598	609,309
Tiffany & Co.	766	105,371
TJX Cos., Inc.	802	78,003
Torchmark Corp.	478	42,097
Tractor Supply Co.	3,913	305,371
Travelers Cos., Inc.	2,810	365,693
TripAdvisor, Inc.†	283	16,411
Twenty-First Century Fox, Inc., Class A	4,447	200,115
Twenty-First Century Fox, Inc., Class B	1,571	69,784
Tyson Foods, Inc., Class A	2,500	144,125
Ulta Beauty, Inc.†	1,075	262,719
United Continental Holdings, Inc.†	3,139	252,376
United Parcel Service, Inc., Class B	6,067	727,373
United Rentals, Inc.†	3,058	455,030
United Therapeutics Corp.†	1,258	154,621
UnitedHealth Group, Inc.	9,799	2,481,303
Universal Health Services, Inc., Class B	2,314	282,539
Unum Group	6,830	271,356
US Bancorp	11,481	608,608
Valero Energy Corp.	2,204	260,843
VeriSign, Inc.†	2,055	298,448
Vertex Pharmaceuticals, Inc.†	2,542	444,977
Viacom, Inc., Class B	920	26,726
Visa, Inc., Class A	10,387	1,420,318
VMware, Inc., Class A†	1,850	267,491
Vornado Realty Trust	1,551	111,548
Voya Financial, Inc.	1,727	87,248
Vulcan Materials Co.	13,762	1,541,344
Walmart, Inc.	8,901	794,236
Walt Disney Co.	12,787	1,452,092
Waters Corp.†	447	88,180
Wells Fargo & Co.	27,741	1,589,282
WW Grainger, Inc.	3,918	1,357,822
Wyndham Hotels & Resorts, Inc.	1,639	95,062
Wynn Resorts, Ltd.	2,987	498,172
Yum! Brands, Inc.	12,088	958,458
Zoetis, Inc.	4,978	430,497

		141,457,619

Total Common Stocks (cost $295,767,592)		305,390,714

U.S. GOVERNMENT TREASURIES — 17.2%
United States Treasury Notes 2.75% due 02/15/2024	$8,494,900	8,438,820
2.00% due 02/15/2025	35,269,900	33,338,322
2.00% due 08/15/2025	34,714,400	32,672,217
2.00% due 11/30/2022	206,300	199,370
2.25% due 11/15/2025	39,157,000	37,404,113
2.50% due 05/15/2024	14,002,000	13,708,833
2.75% due 11/15/2023	6,353,300	6,317,811

Total U.S. Government Treasuries (cost $139,463,068)		132,079,486

23

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
OPTIONS - PURCHASED — 0.3%
Exchange-Traded Put Options - Purchased(1) (cost $3,013,135)	1,490	$2,443,600

Total Long-Term Investment Securities (cost $438,243,795)		439,913,800

SHORT-TERM INVESTMENT SECURITIES — 40.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $312,858,000)	$312,858,000	312,858,000

TOTAL INVESTMENTS — (cost $751,101,795)(2)	97.9%	752,771,800
Other assets less liabilities	2.1	16,398,920

NET ASSETS —	100.0%	$769,170,720

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $871,357 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	January 2019	$2,300	1,490	$2,443,600	$3,013,135	$2,443,600	$(569,535)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(2) See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
577	Long	Mini MSCI Emerging Markets Index	September 2018	$57,972,516	$57,824,055	$(148,461)
76	Long	Nikkei 225 E-Mini Index	September 2018	15,239,365	15,319,377	80,012
802	Long	S&P 500 E-Mini Index	September 2018	111,130,411	112,965,710	1,835,299
109	Short	S&P 500 E-Mini Index	September 2018	15,127,870	15,353,195	(225,325)
116	Short	SPI 200 Index	September 2018	13,283,531	13,378,651	(95,120)
86	Long	TOPIX Index	September 2018	13,422,511	13,465,014	42,503
1480	Long	U.S. Treasury 10 Year Ultra Bonds	September 2018	186,958,911	188,121,875	1,162,964
303	Short	U.S. Treasury Ultra Bonds	September 2018	46,823,756	47,542,593	(718,837)

						$1,933,035

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

24

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	NOK	2,198,000	USD	275,186	09/19/2018	$5,202	$—
	SEK	9,728,000	USD	1,125,779	09/19/2018	15,446	—
	USD	3,263,967	GBP	2,438,000	09/19/2018	—	(57,604)
	USD	518,732	SGD	694,000	09/19/2018	—	(8,505)

						20,648	(66,109)

Citibank N.A.	EUR	1,498,000	USD	1,771,748	09/19/2018	13,885	—
	GBP	785,000	USD	1,039,148	09/19/2018	6,746	—
	NOK	4,078,000	USD	494,890	09/19/2018	—	(6,019)
	NZD	236,000	USD	158,475	09/19/2018	—	(2,373)
	USD	1,146,676	AUD	1,554,000	09/19/2018	8,095	—
	USD	2,808,282	EUR	2,400,574	09/19/2018	8,727	—
	USD	253,536	NOK	2,063,000	09/19/2018	—	(134)

						37,453	(8,526)

Deutsche Bank AG	AUD	2,386,000	USD	1,809,552	09/19/2018	36,525	—
	SGD	521,000	USD	379,800	09/19/2018	—	(3,237)

						36,525	(3,237)

JPMorgan Chase Bank	CAD	2,780,000	USD	2,095,147	09/19/2018	—	(43,665)
	EUR	1,625,000	USD	1,919,182	09/19/2018	12,288	—
	JPY	210,000,000	USD	1,897,385	09/19/2018	13,265	—

						25,553	(43,665)

Morgan Stanley And Co.	AUD	531,000	USD	389,224	09/19/2018	—	(5,360)
	CAD	3,241,000	USD	2,493,020	09/19/2018	—	(464)
	EUR	5,885,486	USD	6,954,667	09/19/2018	48,207	—
	GBP	360,000	USD	468,772	09/19/2018	—	(4,686)
	JPY	675,682,000	USD	6,106,174	09/19/2018	43,954	—
	USD	30,362,220	AUD	41,000,000	09/19/2018	104,708	—
	USD	586,657	CAD	767,210	09/19/2018	3,601	—
	USD	818,890	CHF	807,000	09/19/2018	—	(640)
	USD	171,510	NZD	244,000	09/19/2018	—	(5,209)

						200,470	(16,359)

UBS AG	EUR	2,425,000	USD	2,858,493	09/19/2018	12,821	—
	JPY	267,771,000	USD	2,436,016	09/19/2018	33,575	—
	USD	1,320,681	CHF	1,317,000	09/19/2018	14,678	—
	USD	362,619	EUR	311,000	09/19/2018	2,332	—
	USD	840,722	JPY	94,598,000	09/19/2018	8,012	—
	USD	999,433	SEK	8,818,000	09/19/2018	7,035	—

						78,453	—

Net Unrealized Appreciation (Depreciation)						$399,102	$(137,896)

AUD	— Australian Dollar	GBP	— British Pound Sterling	SEK	— Swedish Krona
CAD	— Canada Dollar	JPY	— Japanese Yen	SGD	— Singapore Dollar
CHF	— Swiss Franc	NZD	— New Zealand Dollar	USD	— United States Dollar
EUR	— Euro Currency	NOK	— Norwegian Krone

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$151,853,555	$153,537,159	**	$—	$305,390,714
U.S. Government Treasuries	—	132,079,486		—	132,079,486
Options-Purchased	2,443,600	—		—	2,443,600
Short-Term Investment Securities	—	312,858,000		—	312,858,000

Total Investments at Value	$154,297,155	$598,474,645		$—	$752,771,800

25

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Futures Contracts	$2,998,263	$122,515	**	$—	$3,120,778
Forward Foreign Currency Contracts	—	399,102		—	399,102

	$2,998,263	$521,617		$—	$3,519,880

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,092,623	$95,120	**	$—	$1,187,743
Forward Foreign Currency Contracts	—	137,896		—	137,896

	$1,092,623	$233,016		$—	$1,325,639

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity/index futures securities that have been fair valued in accordance with pricing procedures approved the Board (see Note 2).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $122,735,404 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

26

SunAmerica Series Trust SA Boston Company Capital Growth Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	8.4%
E-Commerce/Products	7.9
Computers	6.2
Electronic Components-Semiconductors	4.9
Web Portals/ISP	4.8
Medical-HMO	4.4
Internet Content-Entertainment	4.4
Medical-Biomedical/Gene	3.8
Commercial Services	2.9
Computer Services	2.8
Commercial Services-Finance	2.6
Finance-Credit Card	2.4
Medical Instruments	2.3
Retail-Building Products	2.3
Medical Products	2.0
Transport-Rail	2.0
Instruments-Controls	2.0
Beverages-Non-alcoholic	1.9
Telephone-Integrated	1.8
Industrial Gases	1.7
Computer Software	1.7
Insurance-Property/Casualty	1.6
Retail-Auto Parts	1.6
Electronic Measurement Instruments	1.5
Entertainment Software	1.5
Aerospace/Defense	1.5
Diagnostic Kits	1.4
Casino Hotels	1.3
Aerospace/Defense-Equipment	1.3
Time Deposits	1.2
Investment Management/Advisor Services	1.2
Oil Refining & Marketing	1.2
Cellular Telecom	1.1
Retail-Discount	1.1
Internet Security	1.1
Auto-Heavy Duty Trucks	1.0
Metal-Copper	1.0
Therapeutics	0.9
Auto/Truck Parts & Equipment-Original	0.9
Apparel Manufacturers	0.8
Retail-Restaurants	0.7
Medical-Drugs	0.6
Computer Data Security	0.6
Food-Misc./Diversified	0.6
Internet Telephone	0.5

99.4%

*	Calculated as a percentage of net assets

27

SunAmerica Series Trust SA Boston Company Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Aerospace/Defense — 1.5%
Raytheon Co.	27,854	$5,515,928

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	36,964	5,017,493

Apparel Manufacturers — 0.8%
PVH Corp.	18,717	2,873,434

Applications Software — 8.4%
HubSpot, Inc.†	19,229	2,386,319
Microsoft Corp.	177,880	18,869,510
salesforce.com, Inc.†	46,940	6,437,821
ServiceNow, Inc.†	23,014	4,049,544

		31,743,194

Auto-Heavy Duty Trucks — 1.0%
PACCAR, Inc.	57,977	3,810,248

Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv PLC	34,972	3,429,704

Beverages-Non-alcoholic — 1.9%
Monster Beverage Corp.†	33,073	1,985,041
PepsiCo, Inc.	44,777	5,149,355

		7,134,396

Casino Hotels — 1.3%
Las Vegas Sands Corp.	71,056	5,108,926

Cellular Telecom — 1.1%
T-Mobile US, Inc.†	71,611	4,296,660

Commercial Services — 2.9%
Cintas Corp.	20,911	4,275,881
CoStar Group, Inc.†	9,647	4,011,705
Quanta Services, Inc.†	81,896	2,790,197

		11,077,783

Commercial Services-Finance — 2.6%
FleetCor Technologies, Inc.†	17,386	3,772,762
PayPal Holdings, Inc.†	75,402	6,193,520

		9,966,282

Computer Data Security — 0.6%
Fortinet, Inc.†	34,728	2,184,738

Computer Services — 2.8%
International Business Machines Corp.	56,058	8,124,486
Teradata Corp.†	69,922	2,677,313

		10,801,799

Computer Software — 1.7%
Splunk, Inc.†	27,609	2,653,225
SS&C Technologies Holdings, Inc.	70,596	3,746,530

		6,399,755

Computers — 6.2%
Apple, Inc.	122,573	23,324,416

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	21,169	5,184,923

E-Commerce/Products — 7.9%
Amazon.com, Inc.†	14,630	26,003,947
Wayfair, Inc., Class A†	35,181	3,828,397

		29,832,344

Electronic Components-Semiconductors — 4.9%
Broadcom, Inc.	34,007	7,541,732
NVIDIA Corp.	23,398	5,729,234

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Texas Instruments, Inc.	46,496	$5,175,935

		18,446,901

Electronic Measurement Instruments — 1.5%
Fortive Corp.	71,213	5,845,163

Entertainment Software — 1.5%
Activision Blizzard, Inc.	75,600	5,550,552

Finance-Credit Card — 2.4%
Visa, Inc., Class A	66,258	9,060,119

Food-Misc./Diversified — 0.6%
Kraft Heinz Co.	35,887	2,162,192

Industrial Gases — 1.7%
Praxair, Inc.	39,148	6,557,290

Instruments-Controls — 2.0%
Honeywell International, Inc.	46,665	7,450,067

Insurance-Property/Casualty — 1.6%
Progressive Corp.	102,381	6,143,884

Internet Content-Entertainment — 4.4%
Facebook, Inc., Class A†	96,084	16,582,177

Internet Security — 1.1%
Palo Alto Networks, Inc.†	20,477	4,059,770

Internet Telephone — 0.5%
Twilio, Inc., Class A†	33,332	1,929,589

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	31,993	4,660,420

Medical Instruments — 2.3%
Boston Scientific Corp.†	146,145	4,911,934
Edwards Lifesciences Corp.†	26,087	3,716,093

		8,628,027

Medical Products — 2.0%
ABIOMED, Inc.†	7,629	2,704,709
Becton Dickinson and Co.	19,512	4,885,220

		7,589,929

Medical-Biomedical/Gene — 3.8%
Biogen, Inc.†	8,382	2,802,689
BioMarin Pharmaceutical, Inc.†	22,224	2,234,846
Bluebird Bio, Inc.†	13,238	2,050,566
Illumina, Inc.†	9,915	3,216,029
Vertex Pharmaceuticals, Inc.†	22,416	3,923,921

		14,228,051

Medical-Drugs — 0.6%
Jazz Pharmaceuticals PLC†	12,745	2,205,905

Medical-HMO — 4.4%
UnitedHealth Group, Inc.	44,741	11,329,316
WellCare Health Plans, Inc.†	20,090	5,372,468

		16,701,784

Metal-Copper — 1.0%
Freeport-McMoRan, Inc.	225,251	3,716,642

Oil Refining & Marketing — 1.2%
Andeavor	29,419	4,414,615

Retail-Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	19,897	6,088,482

Retail-Building Products — 2.3%
Home Depot, Inc.	43,584	8,608,712

28

SunAmerica Series Trust SA Boston Company Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 1.1%
Costco Wholesale Corp.	19,332	$4,228,102

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	5,934	2,573,338

Telephone-Integrated — 1.8%
Verizon Communications, Inc.	132,118	6,822,574

Therapeutics — 0.9%
Neurocrine Biosciences, Inc.†	34,389	3,455,751

Transport-Rail — 2.0%
Union Pacific Corp.	49,796	7,463,922

Web Portals/ISP — 4.8%
Alphabet, Inc., Class C†	15,076	18,351,412

Total Long-Term Investment Securities (cost $290,049,228)		371,227,393

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $4,737,000)	$4,737,000	4,737,000

TOTAL INVESTMENTS (cost $294,786,228)(1)	99.4%	375,964,393
Other assets less liabilities	0.6	2,110,066

NET ASSETS	100.0%	$378,074,459

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$371,227,393	$—	$—	$371,227,393
Short-Term Investment Securities	—	4,737,000	—	4,737,000

Total Investments at Value	$371,227,393	$4,737,000	$—	$375,964,393

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

29

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	20.8%
Semiconductor Equipment	14.6
Semiconductor Components-Integrated Circuits	7.8
Applications Software	6.0
Computers	5.2
Web Portals/ISP	4.9
Computers-Memory Devices	3.9
Finance-Credit Card	3.7
Enterprise Software/Service	3.7
Computer Aided Design	3.6
E-Commerce/Products	3.1
Repurchase Agreements	2.9
Computer Software	2.6
Office Automation & Equipment	2.2
Computers-Periphery Equipment	2.0
Computer Data Security	1.9
Telecommunication Equipment	1.8
Computer Services	1.5
Networking Products	1.2
Medical-Biomedical/Gene	1.0
Internet Content-Entertainment	1.0
Commercial Services-Finance	1.0
Electronic Measurement Instruments	1.0
Computers-Other	0.5
Electronic Forms	0.5
Data Processing/Management	0.4
Internet Security	0.4
Web Hosting/Design	0.4
E-Commerce/Services	0.2
Entertainment Software	0.1
Telecom Equipment-Fiber Optics	0.1

100.0%

*	Calculated as a percentage of net assets

30

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.1%
Applications Software — 6.0%
Microsoft Corp.	12,000	$1,272,960
Nuance Communications, Inc.†	150,079	2,216,667
salesforce.com, Inc.†	7,983	1,094,868

		4,584,495

Commercial Services-Finance — 1.0%
Euronet Worldwide, Inc.†	8,291	762,275

Computer Aided Design — 3.6%
Synopsys, Inc.†	31,176	2,788,070

Computer Data Security — 1.9%
Carbon Black, Inc.†	1,745	36,226
ForeScout Technologies, Inc.†	3,500	118,860
Fortinet, Inc.†	19,571	1,231,212
Tenable Holdings, Inc.†	1,300	38,870

		1,425,168

Computer Services — 1.5%
DXC Technology Co.	12,182	1,032,302
Perspecta, Inc.	6,141	133,260

		1,165,562

Computer Software — 2.6%
Cornerstone OnDemand, Inc.†	11,200	553,280
GreenSky, Inc., Class A†	14,066	243,342
Splunk, Inc.†	4,383	421,206
TiVo Corp.	63,500	771,525

		1,989,353

Computers — 5.2%
Apple, Inc.	20,778	3,953,846

Computers-Memory Devices — 3.9%
NetApp, Inc.	10,300	798,456
Western Digital Corp.	30,800	2,160,620

		2,959,076

Computers-Other — 0.5%
Lumentum Holdings, Inc.†	7,500	391,875

Computers-Periphery Equipment — 2.0%
Electronics For Imaging, Inc.†	43,875	1,497,015

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	3,100	319,703

E-Commerce/Products — 3.1%
Alibaba Group Holding, Ltd. ADR†	3,900	730,197
eBay, Inc.†	36,900	1,234,305
JD.com, Inc. ADR†	6,300	225,918
Secoo Holding, Ltd. ADR†	16,781	197,177

		2,387,597

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. ADR†	4,400	181,060

Electronic Components-Semiconductors — 20.8%
Broadcom, Inc.	19,563	4,338,486
Inphi Corp.†	31,759	998,503
Lattice Semiconductor Corp.†	129,522	996,024
Microchip Technology, Inc.	15,700	1,466,851
Micron Technology, Inc.†	75,439	3,982,425
ON Semiconductor Corp.†	39,044	860,920

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Qorvo, Inc.†	20,984	$1,715,652
Synaptics, Inc.†	32,218	1,614,444

		15,973,305

Electronic Forms — 0.5%
Adobe Systems, Inc.†	1,500	367,020

Electronic Measurement Instruments — 1.0%
Orbotech, Ltd.†	11,391	731,758

Enterprise Software/Service — 3.7%
Oracle Corp.	43,400	2,069,312
Pluralsight, Inc., Class A†	1,960	45,492
SailPoint Technologies Holding, Inc.†	9,884	238,105
Verint Systems, Inc.†	10,700	480,430

		2,833,339

Entertainment Software — 0.1%
Zynga, Inc., Class A†	27,100	102,709

Finance-Credit Card — 3.7%
Pagseguro Digital, Ltd., Class A†	25,759	693,432
Visa, Inc., Class A	15,700	2,146,818

		2,840,250

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	4,500	776,610

Internet Security — 0.4%
Palo Alto Networks, Inc.†	1,600	317,216

Medical-Biomedical/Gene — 1.0%
Hugel, Inc.†	1,829	779,997

Networking Products — 1.2%
Cisco Systems, Inc.	7,900	334,091
LogMeIn, Inc.	7,460	604,633

		938,724

Office Automation & Equipment — 2.2%
Xerox Corp.	65,975	1,713,371

Semiconductor Components-Integrated Circuits — 7.8%
Cypress Semiconductor Corp.	39,034	695,196
Integrated Device Technology, Inc.†	51,377	1,768,910
Marvell Technology Group, Ltd.	110,691	2,358,825
Maxim Integrated Products, Inc.	19,413	1,186,911

		6,009,842

Semiconductor Equipment — 14.6%
Advanced Energy Industries, Inc.†	4,900	300,076
Applied Materials, Inc.	50,000	2,431,500
Lam Research Corp.	31,608	6,025,749
Teradyne, Inc.	46,883	2,027,690
Tokyo Electron, Ltd.	2,700	464,762

		11,249,777

Telecom Equipment-Fiber Optics — 0.1%
Viavi Solutions, Inc.†	7,500	75,900

Telecommunication Equipment — 1.8%
ARRIS International PLC†	50,040	1,264,010
CommScope Holding Co., Inc.†	3,800	122,018

		1,386,028

Web Hosting/Design — 0.4%
GoDaddy, Inc., Class A†	3,900	287,118

31

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 4.9%
Alphabet, Inc., Class A†	1,500	$1,840,830
Alphabet, Inc., Class C†	1,603	1,951,268

		3,792,098

Total Long-Term Investment Securities (cost $57,145,806)		74,580,157

REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount $2,223,022 collateralized by $2,515,000 of United States Treasury Notes, bearing interest at 1.50% due 08/15/2026 and having an approximate value of $2,270,638 (cost $2,223,000)	$2,223,000	2,223,000

TOTAL INVESTMENTS (cost $59,368,806)(1)	100.0%	76,803,157
Other assets less liabilities	0.0	28,497

NET ASSETS	100.0%	$76,831,654

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$73,335,398	$1,244,759	**	$—	$74,580,157
Repurchase Agreements	—	2,223,000		—	2,223,000

Total Investments at Value	$73,335,398	$3,467,759		$—	$76,803,157

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $779,997 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

32

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	20.2%
Banks-Special Purpose	11.5
SupraNational Banks	8.8
Regional Authority	7.9
Regional Agencies	6.9
Oil Companies-Integrated	6.2
Banks-Export/Import	4.7
United States Treasury Notes	4.0
Federal Home Loan Bank	3.8
Sovereign Agency	3.0
Auto-Cars/Light Trucks	2.9
Certificates of Deposit	2.7
Retail-Discount	2.7
Computers	2.6
Diversified Manufacturing Operations	2.0
Commercial Paper	1.7
Winding-Up Agency	1.6
Diversified Financial Services	1.1
Networking Products	1.1
Registered Investment Companies	1.0
Insurance-Reinsurance	0.9
Medical Labs & Testing Services	0.9
Medical-Drugs	0.7
Federal National Mtg. Assoc.	0.3
Food-Misc./Diversified	0.2
Investment Management/Advisor Services	0.2
Enterprise Software/Service	0.1

99.7%

Credit Quality**†

Aaa	32.6%
Aa	59.9
A	4.7
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have not rating, or the rating is unavailable from the data source.

33

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 16.3%
Auto-Cars/Light Trucks — 2.9%
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	$300,000	$296,857
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	650,000	648,057
Toyota Motor Credit Corp. Senior Notes 1.70% due 02/19/2019	394,000	392,002
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	989,000	987,586
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	283,000	278,699
Toyota Motor Credit Corp. Senior Notes 2.20% due 01/10/2020	5,192,000	5,131,029
Toyota Motor Credit Corp FRS Senior Notes 2.50% (3 ML+0.14%) due 11/14/2019	1,000,000	997,402
Toyota Motor Credit Corp. FRS Senior Notes 2.57% (3 ML+0.23%) due 08/15/2018	1,000,000	1,000,186
Toyota Motor Credit Corp. FRS Senior Notes 2.60% (3 ML+0.26%) due 01/09/2019	1,484,000	1,485,422
Toyota Motor Credit Corp. FRS Senior Notes 2.73% (3 ML+0.39%) due 01/17/2019	500,000	500,805

		11,718,045

Computers — 2.6%
Apple, Inc. Senior Notes 1.50% due 09/12/2019	2,000,000	1,976,226
Apple, Inc. Senior Notes 1.80% due 11/13/2019	2,691,000	2,660,667
Apple, Inc. Senior Notes 1.80% due 05/11/2020	477,000	468,672
Apple, Inc. Senior Notes 1.90% due 02/07/2020	684,000	675,040
Apple, Inc. FRS Senior Notes 2.44% (3 ML+0.08%) due 02/08/2019	1,500,000	1,501,135
Apple, Inc. FRS Senior Notes 2.66% (3 ML+0.30%) due 05/06/2019	3,341,000	3,348,963

		10,630,703

Diversified Financial Services — 1.1%
USAA Capital Corp. FRS Senior Notes 2.59% (3 ML+0.23%) due 02/01/2019*	4,600,000	4,603,874

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations — 2.0%
General Electric Capital Corp. FRS Senior Notes 2.63% (3 ML+0.27%) due 08/07/2018	$1,218,000	$1,218,090
General Electric Capital Corp. FRS Senior Notes 2.85% (3 ML+0.51%) due 01/14/2019	500,000	500,618
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	6,000,000	6,185,712

		7,904,420

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.25% due 10/08/2019	485,000	483,037

Food-Misc./Diversified — 0.2%
Nestle Holdings, Inc. Company Guar. Notes 2.13% due 01/14/2020	1,000,000	991,061

Insurance-Reinsurance — 0.9%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.58% (3 ML+0.25%) due 01/11/2019	2,500,000	2,503,281
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.60% (3 ML+0.26%) due 08/15/2019	500,000	501,109
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 3.03% (3 ML+0.69%) due 03/15/2019	747,000	750,044

		3,754,434

Medical Labs & Testing Services — 0.9%
Roche Holdings, Inc. FRS Company Guar. Notes 2.67% (3 ML+0.34%) due 09/30/2019*	3,500,000	3,511,698

Medical-Drugs — 0.7%
Merck & Co., Inc. Senior Notes 1.85% due 02/10/2020	1,000,000	985,035
Novartis Capital Corp. Company Guar. Notes 1.80% due 02/14/2020	491,000	483,243
Novartis Capital Corp. Company Guar. Notes 4.40% due 04/24/2020	958,000	981,820
Pfizer, Inc. Senior Notes 2.10% due 05/15/2019	500,000	498,408

		2,948,506

Networking Products — 1.1%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	541,000	533,552
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	3,000,000	2,994,017

34

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Networking Products (continued)
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	$716,000	$732,748

		4,260,317

Oil Companies-Integrated — 1.1%
Chevron Corp. Senior Notes 1.56% due 05/16/2019	3,915,000	3,880,453
Chevron Corp. FRS Senior Notes 2.41% (3 ML+0.09%) due 02/28/2019	450,000	450,199

		4,330,652

Retail-Discount — 2.7%
Walmart, Inc. Senior Notes 1.75% due 10/09/2019	4,400,000	4,351,982
Walmart, Inc. FRS Senior Notes 2.38% (3 ML+0.04%) due 06/23/2020	1,500,000	1,501,454
Walmart, Inc. Senior Notes 2.85% due 06/23/2020	5,056,000	5,063,441

		10,916,877

Total U.S. Corporate Bonds & Notes (cost $66,322,216)		66,053,624

FOREIGN CORPORATE BONDS & NOTES — 51.5%
Banks-Commercial — 20.2%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019	500,000	497,566
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	1,750,000	1,741,481
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	250,000	247,493
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.00% due 11/16/2018	750,000	749,267
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.05% due 09/23/2019	489,000	483,723
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 06/13/2019	500,000	498,024
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 12/19/2019*	4,550,000	4,505,534
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 3.08% (3 ML+0.75%) due 11/16/2018*	1,500,000	1,502,804

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Bank of Montreal Senior Notes 1.35% due 08/28/2018	$1,200,000	$1,199,076
Commonwealth Bank of Australia FRS Senior Notes 3.15% (3 ML+0.79%) due 11/02/2018*	200,000	200,361
Commonwealth Bank of Australia FRS Senior Notes 3.40% (3 ML+1.06%) due 03/15/2019	1,100,000	1,106,214
Commonwealth Bank of Australia NY Senior Notes 1.75% due 11/02/2018	5,000,000	4,987,890
Commonwealth Bank of Australia NY Senior Notes 2.50% due 09/20/2018	750,000	750,128
Cooperatieve Rabobank UA Senior Notes 1.38% due 08/09/2019	1,053,000	1,037,778
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2019	6,789,000	6,780,521
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2020	1,300,000	1,284,271
Cooperatieve Rabobank UA FRS Senior Notes 2.88% (3 ML+0.51%) due 08/09/2019	2,387,000	2,397,384
Cooperatieve Rabobank UA Senior Notes 4.75% due 01/15/2020	900,000	920,018
Dexia Credit Local SA Government Guar. Notes 1.88% due 01/29/2020	1,000,000	984,769
Dexia Credit Local SA NY Government Guar. Notes 2.25% due 01/30/2019	2,750,000	2,743,625
National Australia Bank, Ltd. Senior Notes 1.38% due 07/12/2019	1,100,000	1,086,640
National Australia Bank, Ltd. Senior Notes 2.25% due 01/10/2020	500,000	494,076
National Australia Bank, Ltd. FRS Senior Notes 2.58% (3 ML+0.24%) due 07/25/2019*	1,000,000	1,000,742
National Australia Bank, Ltd. FRS Senior Notes 2.92% (3 ML+0.59%) due 01/10/2020*	1,000,000	1,006,500
Nordea Bank AB Senior Notes 1.63% due 09/30/2019*	1,000,000	983,076
Nordea Bank AB Senior Notes 1.88% due 09/17/2018*	1,083,000	1,082,182
Nordea Bank AB Senior Notes 2.38% due 04/04/2019	200,000	199,636

35

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Nordea Bank AB FRS Senior Notes 3.17% (3 ML+0.84%) due 09/17/2018	$1,250,000	$1,251,473
Royal Bank of Canada Senior Notes 2.13% due 03/02/2020	1,800,000	1,774,927
Royal Bank of Canada Senior Notes 2.15% due 03/15/2019	2,600,000	2,594,556
Royal Bank of Canada Senior Notes 2.15% due 03/06/2020	1,340,000	1,321,399
Royal Bank of Canada FRS Senior Notes 2.70% (3 ML+0.38%) due 03/02/2020	923,000	925,349
Royal Bank of Canada FRS Senior Notes 2.78% (3 ML+0.45%) due 01/10/2019	4,100,000	4,107,651
Svenska Handelsbanken AB Company Guar. Notes 1.50% due 09/06/2019	700,000	688,819
Svenska Handelsbanken AB Company Guar. Notes 2.25% due 06/17/2019	2,000,000	1,993,232
Svenska Handelsbanken AB Company Guar. Notes 2.50% due 01/25/2019	3,000,000	2,996,751
Svenska Handelsbanken AB FRS Company Guar. Notes 2.80% (3 ML+0.49%) due 09/06/2019	300,000	301,213
Svenska Handelsbanken AB FRS Company Guar. Notes 2.82% (3 ML+0.49%) due 06/17/2019	250,000	250,893
Swedbank AB Senior Notes 2.38% due 02/27/2019*	1,900,000	1,894,765
Toronto-Dominion Bank Senior Notes 1.90% due 10/24/2019	2,077,000	2,053,337
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	1,800,000	1,788,982
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	3,003,000	2,998,679
Toronto-Dominion Bank FRS Senior Notes 3.19% (3 ML+0.84%) due 01/22/2019	4,500,000	4,516,618
Westpac Banking Corp. Senior Notes 1.60% due 08/19/2019	1,330,000	1,315,204
Westpac Banking Corp. Senior Notes 1.95% due 11/23/2018	3,283,000	3,277,642
Westpac Banking Corp. Senior Notes 2.25% due 01/17/2019	700,000	699,357

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Westpac Banking Corp. FRS Senior Notes 2.55% (3 ML+0.23%) due 04/26/2019*	$500,000	$500,431
Westpac Banking Corp. FRS Senior Bonds 2.95% (3 ML+0.61%) due 01/17/2019	1,130,000	1,132,959
Westpac Banking Corp. FRS Senior Notes 3.07% (3 ML+0.71%) due 05/13/2019	1,000,000	1,004,556
Westpac Banking Corp. FRS Senior Notes 3.07% (3 ML+0.74%) due 11/23/2018	2,000,000	2,004,536

		81,864,108

Banks-Export/Import — 4.7%
Export Development Canada Senior Notes 1.00% due 09/13/2019	1,665,000	1,635,183
Export Development Canada Senior Notes 1.75% due 08/19/2019	1,300,000	1,288,595
Export Development Canada Senior Notes 2.30% due 02/10/2020*	7,000,000	6,951,564
Svensk Exportkredit AB Senior Notes 1.25% due 04/12/2019	1,500,000	1,486,102
Svensk Exportkredit AB Senior Notes 1.88% due 06/17/2019	6,700,000	6,656,202
Svensk Exportkredit AB FRS Senior Notes 2.44% (3 ML+0.10%) due 10/04/2018	1,200,000	1,200,480

		19,218,126

Banks-Special Purpose — 11.1%
Agence Francaise de Developpement Senior Notes 1.38% due 08/02/2019	600,000	591,821
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019*	348,000	346,169
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019	4,944,000	4,917,980
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 10/30/2019	1,600,000	1,580,746
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 10/30/2019*	1,000,000	987,966
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 03/24/2020	2,300,000	2,259,166
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 06/11/2019	144,000	143,090

36

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Special Purpose (continued)
Bank Nederlandse Gemeenten NV Senior Notes 2.50% due 02/28/2020	$1,692,000	$1,683,147
KFW Government Guar. Notes 1.25% due 09/30/2019	5,500,000	5,413,455
KFW Government Guar. Notes 1.50% due 09/09/2019	2,300,000	2,272,197
KFW Government Guar. Notes 1.50% due 04/20/2020	3,500,000	3,426,426
KFW Government Guar. Notes 1.75% due 03/31/2020	800,000	786,946
KFW Government Guar. Notes 4.00% due 01/27/2020	200,000	203,670
Landwirtschaftliche Rentenbank Government Guar. Notes 1.88% due 01/22/2020	1,500,000	1,481,178
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 09/09/2019*	450,000	442,768
Nederlandse Waterschapsbank NV Senior Notes 1.63% due 03/04/2020	1,000,000	981,372
Nederlandse Waterschapsbank NV Senior Notes 1.75% due 09/05/2019	800,000	791,411
Nederlandse Waterschapsbank NV Senior Notes 1.88% due 03/13/2019	2,000,000	1,991,240
NRW Bank Government Guar. Notes 1.25% due 07/29/2019	520,000	512,595
NRW Bank Government Guar. Notes 1.88% due 07/01/2019	500,000	496,150
NRW Bank Government Guar. Notes 1.88% due 01/27/2020	1,400,000	1,380,819
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 04/26/2019	2,000,000	1,978,030
Oesterreichische Kontrollbank AG Government Guar. Notes 1.63% due 03/12/2019	8,000,000	7,956,704
Oesterreichische Kontrollbank AG Government Guar. Notes 1.75% due 01/24/2020	2,206,000	2,174,121

		44,799,167

Investment Management/Advisor Services — 0.2%
CPPIB Capital, Inc. Company Guar. Notes 1.25% due 09/20/2019*	1,000,000	983,001

Oil Companies-Integrated — 5.1%
Shell International Finance BV Company Guar. Notes 1.63% due 11/10/2018	4,650,000	4,640,737

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	$2,000,000	$1,974,538
Shell International Finance BV FRS Company Guar. Notes 2.68% (3 ML+0.35%) due 09/12/2019	875,000	878,553
Shell International Finance BV FRS Company Guar. Notes 2.93% (3 ML+0.58%) due 11/10/2018	2,580,000	2,584,170
Shell International Finance BV Company Guar. Notes 4.30% due 09/22/2019	306,000	311,277
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	1,690,000	1,675,954
Statoil ASA FRS Company Guar. Notes 2.82% (3 ML+0.46%) due 11/08/2018	3,297,000	3,301,208
Total Capital International SA Company Guar. Notes 2.10% due 06/19/2019	1,938,000	1,929,465
Total Capital International SA Company Guar. Notes 2.13% due 01/10/2019	1,500,000	1,497,092
Total Capital International SA FRS Company Guar. Notes 2.68% (3 ML+0.35%) due 06/19/2019	300,000	301,106
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	1,497,000	1,536,239

		20,630,339

SupraNational Banks — 8.7%
African Development Bank Senior Notes 1.88% due 03/16/2020	2,200,000	2,169,357
Council of Europe Development Bank Senior Notes 1.50% due 05/17/2019	7,500,000	7,438,875
Council of Europe Development Bank Senior Notes 1.63% due 03/10/2020	1,000,000	982,311
Council of Europe Development Bank Senior Notes 1.88% due 01/27/2020	3,000,000	2,962,647
EUROFIMA Senior Notes 1.75% due 05/29/2020	594,000	582,106
European Investment Bank Senior Notes 1.13% due 08/15/2019	1,300,000	1,280,672
European Investment Bank Senior Notes 1.25% due 12/16/2019	1,000,000	980,437
European Investment Bank Senior Notes 1.38% due 06/15/2020	4,500,000	4,385,142
European Investment Bank Senior Notes 1.63% due 03/16/2020	2,039,000	2,002,808

37

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
European Investment Bank Senior Notes 1.75% due 05/15/2020	$3,000,000	$2,947,590
Inter-American Development Bank Senior Notes 1.13% due 09/12/2019	2,574,000	2,531,274
International Bank for Reconstruction & Development Senior Notes 0.88% due 08/15/2019	1,000,000	982,490
International Bank for Reconstruction & Development Senior Notes 1.88% due 10/07/2019	2,506,000	2,483,972
Nordic Investment Bank Senior Notes 2.50% due 04/28/2020	3,500,000	3,483,354

		35,213,035

Winding-Up Agency — 1.5%
FMS Wertmanagement Government Guar. Notes 1.00% due 08/16/2019	4,049,000	3,979,831
FMS Wertmanagement Government Guar. Notes 1.75% due 01/24/2020	500,000	492,689
FMS Wertmanagement Government Guar. Notes 2.25% due 02/03/2020	1,600,000	1,587,200

		6,059,720

Total Foreign Corporate Bonds & Notes (cost $209,681,347)		208,767,496

FOREIGN GOVERNMENT OBLIGATIONS — 18.4%
Banks-Special Purpose — 0.4%
Agence Francaise de Developpement Senior Notes 1.63% due 01/21/2020	1,710,000	1,678,876

Regional Agencies — 6.9%
Kommunalbanken AS Senior Notes 2.13% due 03/15/2019	5,850,000	5,834,614
Kommunekredit Senior Notes 1.13% due 08/23/2019	3,500,000	3,442,376
Kommunekredit Senior Notes 1.63% due 06/12/2020	767,000	749,880
Kommunekredit Senior Notes 1.75% due 01/10/2020	2,000,000	1,970,930
Kommuninvest I Sverige AB Government Guar. Notes 1.75% due 03/19/2020	2,056,000	2,020,849
Kommuninvest I Sverige AB Government Guar. Notes 2.00% due 11/12/2019	4,850,000	4,804,725
Municipality Finance PLC Government Guar. Notes 1.25% due 09/10/2018*	1,000,000	998,940

Security Description	Principal Amount	Value (Note 2)
Regional Agencies (continued)
Municipality Finance PLC Government Guar. Bonds 1.25% due 09/10/2018	$737,000	$736,219
Municipality Finance PLC Government Guar. Notes 1.25% due 04/18/2019	900,000	891,335
Municipality Finance PLC Government Guar. Notes 1.50% due 03/23/2020	1,268,000	1,240,690
Municipality Finance PLC Government Guar. Notes 1.75% due 05/21/2019	5,250,000	5,212,389

		27,902,947

Regional Authority — 7.9%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	6,200,000	6,126,824
Province of Alberta, Canada 2.18% due 08/13/2018	1,250,000	1,249,137
Province of Manitoba, Canada Notes 1.75% due 05/30/2019	882,000	874,813
Province of Ontario, Canada Senior Notes 1.25% due 06/17/2019	500,000	493,879
Province of Ontario, Canada Senior Notes 1.88% due 05/21/2020	1,000,000	981,510
Province of Ontario, Canada Senior Notes 2.00% due 01/30/2019	2,100,000	2,095,188
Province of Ontario, Canada Senior Notes 4.00% due 10/07/2019	621,000	629,651
Province of Ontario, Canada Senior Notes 4.40% due 04/14/2020	7,442,000	7,625,014
Province of Quebec, Canada FRS Senior Notes 2.63% (3 ML+0.28%) due 07/21/2019	2,709,000	2,714,973
Province of Quebec, Canada Notes 3.50% due 07/29/2020	971,000	981,831
State of North Rhine-Westphalia, Germany Senior Notes 1.25% due 09/16/2019	3,000,000	2,950,920
State of North Rhine-Westphalia, Germany Senior Notes 1.63% due 07/25/2019	1,800,000	1,780,949
State of North Rhine-Westphalia, Germany Senior Notes 1.63% due 01/22/2020	3,000,000	2,947,407
State of North Rhine-Westphalia, Germany Senior Notes 1.88% due 06/17/2019	500,000	496,645

		31,948,741

38

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign Agency — 3.0%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019	$1,200,000	$1,194,222
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019*	5,128,000	5,100,957
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019*	800,000	790,905
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019	1,315,000	1,300,050
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.88% due 01/13/2020	500,000	493,135
Kommunalbanken AS Senior Bonds 1.50% due 09/09/2019	1,000,000	987,045
Kommunalbanken AS Senior Bonds 1.50% due 10/22/2019	300,000	295,550
Kommunalbanken AS Senior Notes 1.75% due 05/28/2019	1,648,000	1,636,052
Kommunalbanken AS Senior Notes 2.50% due 04/17/2020*	300,000	298,545

		12,096,461

SupraNational Banks — 0.1%
European Bank for Reconstruction & Development Senior Notes 1.75% due 11/26/2019	600,000	592,834

Winding-Up Agency — 0.1%
Erste Abwicklungsanstalt Government Guar. Notes 1.38% due 10/30/2019	600,000	589,341

Total Foreign Government Obligations (cost $75,235,065)		74,809,200

U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Bank — 3.8%
1.50% due 10/21/2019	3,400,000	3,356,194
2.13% due 02/11/2020	1,300,000	1,289,447
2.38% due 03/30/2020	4,000,000	3,979,712
2.63% due 05/28/2020	1,000,000	998,907
4.13% due 03/13/2020	5,800,000	5,927,339

		15,551,599

Federal National Mtg. Assoc. — 0.3%
Federal National Mtg. Assoc. 1.00% due 10/24/2019	1,000,000	980,709

Total U.S. Government Agencies (cost $16,634,589)		16,532,308

Security Description	Principal Amount/ Shares	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 4.0%
United States Treasury Notes — 4.0%
United States Treasury Notes
1.25% due 01/31/2020	$5,500,000	$5,391,934
1.25% due 02/29/2020	4,500,000	4,405,254
1.38% due 12/15/2019	3,500,000	3,443,672
1.38% due 02/15/2020	800,000	785,094
1.38% due 03/31/2020	1,000,000	979,570
1.63% due 03/15/2020	600,000	590,484
1.88% due 12/31/2019	700,000	693,219

Total U.S. Government Treasuries (cost $16,347,518)		16,289,227

Total Long-Term Investment Securities (cost $384,220,735)		382,451,855

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Certificates of Deposit — 2.7%
Bank of Nova Scotia FRS 2.70% (3 ML+0.38%) due 02/28/2019	2,000,000	2,003,400
Nordea Bank AB NY FRS 2.61% (3 ML+0.28%) due 04/10/2019	2,000,000	2,003,540
Nordea Bank AB NY FRS 2.66% (3 ML+0.34%) due 03/07/2019	2,000,000	2,003,920
Svenska Handelsbanken NY FRS 2.55% (3 ML+0.21%) due 01/03/2019	1,000,000	1,000,670
Svenska Handelsbanken NY FRS 2.57% (3ML + 0.22%) due 01/22/2020	1,000,000	998,270
Svenska Handelsbanken NY FRS 2.76% (3 ML+0.40%) due 02/12/2019	3,000,000	3,004,740

		11,014,540

Commercial Paper — 1.7%
Landesbank Hessen-Thuringen 2.18% due 08/13/2018	5,000,000	4,996,400
Nestle Capital Corp. 2.22% due 10/12/2018	700,000	697,053
PSP Capital, Inc. 2.04% due 08/08/2018	1,000,000	999,570

		6,693,023

Registered Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(1)	4,045,078	4,045,078

Total Short-Term Investment Securities (cost $21,737,063)		21,752,641

TOTAL INVESTMENTS (cost $405,957,798)(2)	99.7%	404,204,496
Other assets less liabilities	0.3	1,151,583

NET ASSETS	100.0%	$405,356,079

39

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $39,434,263 representing 9.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of July 31, 2018.
(2)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$66,053,624	$—	$66,053,624
Foreign Corporate Bonds & Notes	—	208,767,496	—	208,767,496
Foreign Government Obligations	—	74,809,200	—	74,809,200
U.S. Government Agencies	—	16,532,308	—	16,532,308
U.S. Government Treasuries	—	16,289,227	—	16,289,227
Short-Term Investment Securities:
Registered Investment Companies	4,045,078	—	—	4,045,078
Other Short-Term Securities	—	17,707,563	—	17,707,563

Total Investments at Value	$4,045,078	$400,159,418	$—	$404,204,496

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

40

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	10.4%
Oil Companies-Integrated	6.4
Repurchase Agreements	4.5
Distribution/Wholesale	3.7
Aerospace/Defense	3.5
Aerospace/Defense-Equipment	3.5
Diversified Manufacturing Operations	3.4
Transport-Services	3.4
Cable/Satellite TV	3.4
Retail-Auto Parts	3.4
Food-Confectionery	3.4
Beverages-Non-alcoholic	3.4
Industrial Gases	3.4
Food-Misc./Diversified	3.3
Transport-Rail	3.3
Electric Products-Misc.	3.3
Computer Services	3.3
Cosmetics & Toiletries	3.3
Telephone-Integrated	3.3
Retail-Building Products	3.2
Data Processing/Management	3.2
Consumer Products-Misc.	3.2
Pharmacy Services	3.2
Retail-Restaurants	3.2
Commercial Services-Finance	3.2
Networking Products	3.2
Retail-Apparel/Shoe	3.0
Advertising Agencies	2.9

103.9%

*	Calculated as a percentage of net assets

41

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.4%
Advertising Agencies — 2.9%
Omnicom Group, Inc.	154,730	$10,650,066

Aerospace/Defense — 3.5%
Lockheed Martin Corp.	39,175	12,774,968

Aerospace/Defense-Equipment — 3.5%
United Technologies Corp.	94,034	12,764,175

Beverages-Non-alcoholic — 3.4%
Coca-Cola Co.	266,224	12,414,025

Cable/Satellite TV — 3.4%
Comcast Corp., Class A	353,086	12,633,417

Commercial Services-Finance — 3.2%
Automatic Data Processing, Inc.	87,169	11,766,943

Computer Services — 3.3%
International Business Machines Corp.	83,608	12,117,307

Consumer Products-Misc. — 3.2%
Clorox Co.	87,320	11,803,044

Cosmetics & Toiletries — 3.3%
Procter & Gamble Co.	149,794	12,115,339

Data Processing/Management — 3.2%
Paychex, Inc.	172,522	11,907,468

Distribution/Wholesale — 3.7%
Fastenal Co.	242,485	13,804,671

Diversified Manufacturing Operations — 3.4%
3M Co.	59,761	12,688,456

Electric Products-Misc. — 3.3%
Emerson Electric Co.	168,559	12,183,445

Food-Confectionery — 3.4%
Hershey Co.	126,597	12,433,091

Food-Misc./Diversified — 3.3%
General Mills, Inc.	266,741	12,286,091

Industrial Gases — 3.4%
Praxair, Inc.	73,626	12,332,355

Medical-Drugs — 10.4%
Johnson & Johnson	96,620	12,804,083
Merck & Co., Inc.	193,883	12,771,073
Pfizer, Inc.	321,953	12,855,583

		38,430,739

Networking Products — 3.2%
Cisco Systems, Inc.	275,631	11,656,435

Oil Companies-Integrated — 6.4%
Chevron Corp.	93,680	11,828,974
Exxon Mobil Corp.	142,485	11,613,952

		23,442,926

Pharmacy Services — 3.2%
CVS Health Corp.	181,628	11,780,392

Retail-Apparel/Shoe — 3.0%
Gap, Inc.	370,877	11,189,359

Retail-Auto Parts — 3.4%
Genuine Parts Co.	128,579	12,512,023

Retail-Building Products — 3.2%
Home Depot, Inc.	60,382	11,926,653

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants — 3.2%
McDonald’s Corp.	74,710	$11,769,813

Telephone-Integrated — 3.3%
Verizon Communications, Inc.	233,904	12,078,803

Transport-Rail — 3.3%
Union Pacific Corp.	81,843	12,267,447

Transport-Services — 3.4%
C.H. Robinson Worldwide, Inc.	137,101	12,644,825

Total Long-Term Investment Securities (cost $332,666,090)		366,374,276

REPURCHASE AGREEMENTS — 4.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 7/31/2018, to be repurchased 08/01/2018 in the amount of $16,458,160 collateralized by $16,890,000 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $16,790,146. (cost $16,458,000)	$16,458,000	16,458,000

TOTAL INVESTMENTS (cost $349,124,090)(1)	103.9%	382,832,276
Liabilities in excess of other assets	(3.9)	(14,352,860)

NET ASSETS	100.0%	$368,479,416

(1)	See Note 3 for cost of investments on a tax basis.

42

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$366,374,276	$—	$—	$366,374,276
Repurchase Agreements	—	16,458,000	—	16,458,000

Total Investments at Value	$366,374,276	$16,458,000	$—	$382,832,276

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

43

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	11.0%
Exchange-Traded Funds	9.2
Internet Application Software	5.1
E-Commerce/Products	4.9
Oil Companies-Integrated	4.7
Electronic Components-Semiconductors	4.1
Semiconductor Components-Integrated Circuits	3.6
Cellular Telecom	2.7
Diversified Financial Services	2.3
Multimedia	2.1
Real Estate Operations & Development	1.9
Oil Refining & Marketing	1.8
U.S. Government Treasuries	1.7
Web Portals/ISP	1.6
Insurance-Life/Health	1.5
Electronic Components-Misc.	1.4
Auto-Cars/Light Trucks	1.3
Insurance-Multi-line	1.1
Diversified Operations	1.0
Oil Companies-Exploration & Production	1.0
Computer Services	0.9
Metal-Iron	0.9
Steel-Producers	0.8
Medical-Drugs	0.8
Telecom Services	0.7
Brewery	0.6
Insurance-Property/Casualty	0.6
Petrochemicals	0.6
Food-Misc./Diversified	0.6
Beverages-Non-alcoholic	0.5
E-Commerce/Services	0.5
Schools	0.5
Entertainment Software	0.5
Building-Heavy Construction	0.5
Food-Retail	0.5
Retail-Apparel/Shoe	0.5
Electric-Integrated	0.5
Retail-Hypermarkets	0.5
Finance-Investment Banker/Broker	0.5
Retail-Restaurants	0.5
Coal	0.5
Gas-Distribution	0.4
Building Products-Cement	0.4
Chemicals-Diversified	0.4
Photo Equipment & Supplies	0.4
Telephone-Integrated	0.4
Metal-Diversified	0.4
Electric-Generation	0.4
Chemicals-Plastics	0.4
Retail-Misc./Diversified	0.4
Real Estate Management/Services	0.4
Computers	0.3
Cosmetics & Toiletries	0.3
Airport Development/Maintenance	0.3
Medical-Generic Drugs	0.3
Non-Ferrous Metals	0.3
Paper & Related Products	0.3
Retail-Convenience Store	0.3
Textile-Apparel	0.3
Tobacco	0.3
Internet Content-Entertainment	0.3

Building & Construction-Misc.	0.3%
Miscellaneous Manufacturing	0.3
Real Estate Investment Trusts	0.2
Auto/Truck Parts & Equipment-Original	0.2
Water	0.2
Retail-Automobile	0.2
Medical Products	0.2
Medical-Hospitals	0.2
Medical-Biomedical/Gene	0.2
Wireless Equipment	0.2
Electric-Distribution	0.2
Food-Dairy Products	0.2
Auto-Heavy Duty Trucks	0.2
Appliances	0.2
Transport-Rail	0.2
Retail-Drug Store	0.2
Food-Flour & Grain	0.2
Applications Software	0.2
Retail-Major Department Stores	0.1
Broadcast Services/Program	0.1
Airlines	0.1
Food-Confectionery	0.1
Diversified Operations/Commercial Services	0.1
Distribution/Wholesale	0.1
Machinery-General Industrial	0.1
Food-Catering	0.1
Food-Wholesale/Distribution	0.1
Computers-Periphery Equipment	0.1
Public Thoroughfares	0.1
Metal Processors & Fabrication	0.1
Investment Companies	0.1
Power Converter/Supply Equipment	0.1
Female Health Care Products	0.1
Audio/Video Products	0.1
Gold Mining	0.1
Diversified Banking Institutions	0.1
Finance-Leasing Companies	0.1
Machinery-Construction & Mining	0.1
Warehousing & Harbor Transportation Services	0.1
Commercial Services-Finance	0.1
Energy-Alternate Sources	0.1
Medical-Wholesale Drug Distribution	0.1
Shipbuilding	0.1
Aerospace/Defense	0.1
Food-Meat Products	0.1
Investment Management/Advisor Services	0.1
Internet Content-Information/News	0.1
Building & Construction Products-Misc.	0.1
Rental Auto/Equipment	0.1
Metal-Copper	0.1
Food-Baking	0.1
Retail-Discount	0.1
Enterprise Software/Service	0.1
Textile-Products	0.1
Consumer Products-Misc.	0.1
Finance-Consumer Loans	0.1
Casino Hotels	0.1
Diversified Minerals	0.1
Chemicals-Fibers	0.1
Pastoral & Agricultural	0.1
Auto/Truck Parts & Equipment-Replacement	0.1

44

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Banks-Special Purpose	0.1%
Gambling (Non-Hotel)	0.1

91.8%

Country Allocation*

Cayman Islands	15.6%
United States	11.3
South Korea	10.2
China	9.9
Taiwan	9.0
South Africa	6.4
Brazil	6.3
Hong Kong	3.8
Mexico	3.4
Russia	3.2
India	2.5
Thailand	1.9
Indonesia	1.9
Poland	1.3
Chile	1.0
Philippines	0.9
Bermuda	0.9
Korea, Democratic Peoples Republic	0.8
Turkey	0.5
Hungary	0.3
Greece	0.3
Czech Republic	0.2
Peru	0.1
Romania	0.1

91.8%

*	Calculated as a percentage of net assets
#	See Note 1

45

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 80.9%
Bermuda — 0.9%
Beijing Enterprises Water Group, Ltd.	92,000	$50,313
Brilliance China Automotive Holdings, Ltd.	54,000	70,699
China Gas Holdings, Ltd.	32,200	130,615
China Resources Gas Group, Ltd.	14,000	66,437
COSCO SHIPPING Ports, Ltd.	24,000	22,590
Credicorp, Ltd.	1,166	266,746
GOME Electrical Appliances Holding, Ltd.†	208,000	22,039
Haier Electronics Group Co., Ltd.	26,000	75,839
Kunlun Energy Co., Ltd.	60,000	51,947
Nine Dragons Paper Holdings, Ltd.	29,000	35,958
Sihuan Pharmaceutical Holdings Group, Ltd.	65,000	14,023

		807,206

Brazil — 6.3%
AMBEV SA	84,400	436,470
Banco Bradesco SA	20,500	152,277
Banco Bradesco (Preference Shares)	62,800	510,826
Banco do Brasil SA	15,500	134,215
Banco Santander Brasil SA	7,700	74,840
BB Seguridade Participacoes SA	14,300	93,306
BR Malls Participacoes SA†	16,100	42,681
Braskem SA, Class A (Preference Shares)	2,600	37,899
BRF SA†	8,300	50,088
CCR SA	21,000	58,916
Centrais Eletricas Brasileiras SA†	3,600	16,565
Centrais Eletricas Brasileiras SA, Class B (Preference Shares)	3,800	19,520
Cia Brasileira de Distribuicao (Preference Shares)	2,500	55,385
Cia de Saneamento Basico do Estado de Sao Paulo	6,300	41,963
Cia Energetica de Minas Gerais (Preference Shares)	15,500	33,987
Cia Siderurgica Nacional SA†	12,500	30,573
Cielo SA	24,000	91,759
CPFL Energia SA	1,600	9,272
Duratex SA	2,600	7,052
Embraer SA	10,700	54,878
Equatorial Energia SA	4,100	66,908
Fibria Celulose SA	4,100	80,835
Gerdau SA (Preference Shares)	19,000	84,438
Hypera SA	6,800	50,276
Itau Unibanco Holding SA (Preference Shares)	59,100	708,576
Itausa - Investimentos Itau SA (Preference Shares)	87,780	243,697
JBS SA	12,800	30,761
Kroton Educacional SA	23,500	70,751
Localiza Rent a Car SA	11,700	74,035
Lojas Renner SA	13,000	106,957
M. Dias Branco SA	2,000	20,446
Multiplan Empreendimentos Imobiliarios SA	6,300	33,705
Petroleo Brasileiro SA	53,200	310,982
Petroleo Brasileiro SA (Preference Shares)	69,900	367,258
Porto Seguro SA	2,900	38,324

Security Description	Shares	Value (Note 2)
Brazil (continued)
Qualicorp SA	3,500	$18,697
Raia Drogasil SA	4,300	85,191
Rumo SA†	18,400	72,800
Sul America SA	4,100	24,109
Telefonica Brasil SA (Preference Shares)	10,100	110,491
Tim Participacoes SA	13,700	45,261
Transmissora Alianca de Energia Eletrica SA	5,300	28,538
Ultrapar Participacoes SA	8,100	87,727
Vale SA	56,700	828,452
WEG SA	14,100	69,536

		5,611,223

Cayman Islands — 15.6%
58.com, Inc. ADR†	1,602	107,751
AAC Technologies Holdings, Inc.	12,500	160,149
Alibaba Group Holding, Ltd. ADR†	20,055	3,754,898
ANTA Sports Products, Ltd.	19,000	97,005
Autohome, Inc. ADR	896	86,688
Baidu, Inc. ADR†	4,776	1,180,532
Chailease Holding Co., Ltd.	17,340	56,804
China Conch Venture Holdings, Ltd.	32,500	122,454
China Medical System Holdings, Ltd.	24,000	41,150
China Mengniu Dairy Co., Ltd.	47,000	146,198
China Resources Land, Ltd.	58,000	212,845
China State Construction International Holdings, Ltd.	40,000	47,773
Country Garden Holdings Co., Ltd.	93,000	144,014
Ctrip.com International, Ltd. ADR†	6,802	279,902
ENN Energy Holdings, Ltd.	14,000	142,637
GCL-Poly Energy Holdings, Ltd.†	231,000	20,301
Geely Automobile Holdings, Ltd.	86,000	197,111
General Interface Solution Holding, Ltd.	2,000	13,616
Haitian International Holdings, Ltd.	11,000	26,097
Hengan International Group Co., Ltd.	11,000	97,864
JD.com, Inc. ADR†	11,424	409,665
Longfor Properties Co., Ltd.	30,000	84,675
Minth Group, Ltd.	2,000	7,559
Momo, Inc. ADR†	1,780	73,016
NetEase, Inc. ADR	1,380	356,040
New Oriental Education & Technology Group, Inc. ADR	2,301	197,978
Semiconductor Manufacturing International Corp.†	44,500	53,805
Shenzhou International Group Holdings, Ltd.	12,000	147,662
Shimao Property Holdings, Ltd.	23,000	65,174
SINA Corp.†	965	77,663
Sino Biopharmaceutical, Ltd.	115,500	158,704
Sunny Optical Technology Group Co., Ltd.	12,400	205,676
TAL Education Group ADR†	5,563	177,960
Tencent Holdings, Ltd.	99,800	4,537,266
Tingyi Cayman Islands Holding Corp.	34,000	78,588
Vipshop Holdings, Ltd. ADR†	6,933	66,903
Want Want China Holdings, Ltd.	84,000	69,436
Weibo Corp. ADR†	793	65,621
YY, Inc., ADR†	756	70,482
Zhen Ding Technology Holding, Ltd.	7,000	16,524

		13,856,186

46

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chile — 1.0%
AES Gener SA	37,782	$10,034
Aguas Andinas SA, Class A	58,604	34,184
Banco de Chile	415,482	64,947
Banco de Credito e Inversiones SA	614	42,545
Banco Santander Chile	969,367	79,632
Cencosud SA	19,793	54,282
Cia Cervecerias Unidas SA	2,347	31,907
Colbun SA	117,677	26,202
Embotelladora Andina SA (Preference Shares)	3,037	12,429
Empresa Nacional de Telecomunicaciones SA	2,255	21,284
Empresas CMPC SA	18,167	73,620
Empresas COPEC SA	6,089	97,835
Enel Chile SA	419,655	44,470
Enersis SA	438,338	77,434
Itau CorpBanca	2,700,566	28,541
Latam Airlines Group SA	4,240	48,025
SACI Falabella	10,728	99,903
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,255	60,419

		907,693

China — 9.9%
3SBio, Inc.*	19,000	40,578
Agricultural Bank of China, Ltd.	485,000	234,727
Air China, Ltd., Class H	34,000	31,331
Anhui Conch Cement Co., Ltd.	23,500	150,378
AviChina Industry & Technology Co., Ltd.	41,000	25,243
Bank of China, Ltd.	1,406,000	659,027
Bank of Communications Co., Ltd.	156,000	112,465
Beijing Capital International Airport Co., Ltd.	30,000	34,301
BYD Co., Ltd.	12,000	68,078
CGN Power Co., Ltd.*	196,000	51,932
China Cinda Asset Management Co. Ltd.	150,000	42,123
China CITIC Bank Corp., Ltd.	192,000	123,002
China Coal Energy Co., Ltd.	20,000	8,396
China Communications Construction Co., Ltd.	77,000	85,029
China Communications Services Corp., Ltd.	38,000	23,979
China Construction Bank Corp.	1,468,000	1,329,313
China Everbright Bank Co., Ltd.	50,000	21,908
China Evergrande Group†	57,000	157,996
China Galaxy Securities Co., Ltd.	54,000	28,016
China Life Insurance Co., Ltd.	128,000	319,225
China Longyuan Power Group Corp. Ltd.	56,000	52,367
China Merchants Bank Co., Ltd.	69,000	269,305
China Minsheng Banking Corp., Ltd.	120,000	88,800
China National Building Material Co., Ltd.	70,000	76,341
China Oilfield Services, Ltd.	38,000	34,857
China Pacific Insurance Group Co., Ltd.	44,400	173,035
China Petroleum & Chemical Corp.	480,000	460,981
China Railway Construction Corp., Ltd.	36,000	43,547

Security Description	Shares	Value (Note 2)
China (continued)
China Railway Group, Ltd.	69,000	$59,851
China Shenhua Energy Co., Ltd.	62,000	139,763
China Southern Airlines Co., Ltd.	38,000	26,893
China Telecom Corp., Ltd.	238,000	112,242
China Vanke Co., Ltd.	20,700	66,033
Chongqing Rural Commercial Bank Co., Ltd.	51,000	31,207
CITIC Securities Co., Ltd.	39,500	78,773
Country Garden Services Holdings Co., Ltd.†	10,689	17,459
CRRC Corp., Ltd.	67,000	58,843
Dongfeng Motor Group Co., Ltd.	52,000	52,234
Fuyao Glass Industry Group Co., Ltd.*	8,400	30,505
GF Securities Co., Ltd.	26,400	37,048
Great Wall Motor Co., Ltd.	53,500	38,366
Guangzhou Automobile Group Co., Ltd.	53,200	50,024
Guangzhou R&F Properties Co., Ltd., Class H	17,200	31,019
Haitong Securities Co., Ltd.	54,800	55,359
Huaneng Power International, Inc.	54,000	40,660
Huaneng Renewables Corp., Ltd.	80,000	29,901
Huatai Securities Co., Ltd.†*	29,200	46,038
Industrial & Commercial Bank of China, Ltd.	1,293,000	956,775
Jiangsu Expressway Co., Ltd.	20,000	24,304
Kingsoft Corp., Ltd.	15,000	36,475
New China Life Insurance Co., Ltd.	12,900	59,557
People’s Insurance Co. Group of China, Ltd., Class H	132,000	58,838
PetroChina Co., Ltd.	364,000	276,162
PICC Property & Casualty Co., Ltd.	114,000	128,484
Ping An Insurance Group Co. of China, Ltd.	90,500	839,157
Shandong Weigao Group Medical Polymer Co., Ltd.	24,000	18,372
Shanghai Electric Group Co., Ltd.	40,000	13,421
Shanghai Fosun Pharmaceutical Group Co., Ltd.	7,500	35,893
Shanghai Pharmaceuticals Holding Co., Ltd.	16,500	43,852
Sinopec Engineering Group Co., Ltd.	10,000	10,216
Sinopec Shanghai Petrochemical Co., Ltd.	64,000	38,759
Sinopharm Group Co., Ltd.	20,800	88,297
Sunac China Holdings, Ltd.	42,000	137,147
TravelSky Technology, Ltd.	16,000	45,475
Tsingtao Brewery Co., Ltd.	6,000	32,113
Weichai Power Co., Ltd.	35,000	42,983
Yanzhou Coal Mining Co., Ltd.	34,000	42,507
Zhejiang Expressway Co., Ltd.	38,000	32,279
Zhuzhou CSR Times Electric Co., Ltd.	8,600	51,636

		8,761,200

Czech Republic — 0.2%
CEZ AS	3,079	80,785
Komercni Banka AS	1,487	64,546

		145,331

Greece — 0.3%
Alpha Bank AE†	22,667	49,499
Eurobank Ergasias SA†	28,892	29,976

47

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Greece (continued)
Hellenic Telecommunications Organization SA	4,364	$56,645
JUMBO SA	1,601	25,655
National Bank of Greece SA†	85,056	27,678
OPAP SA	3,717	41,493
Piraeus Bank SA†	3,940	12,447
Titan Cement Co. SA	1,078	26,155

		269,548

Hong Kong — 3.8%
Alibaba Health Information Technology, Ltd.†	58,000	59,396
Alibaba Pictures Group, Ltd.†	200,000	23,760
Beijing Enterprises Holdings, Ltd.	11,000	53,558
China Everbright International, Ltd.	43,000	52,505
China Everbright, Ltd.	18,000	31,812
China Jinmao Holdings Group, Ltd.	104,000	50,140
China Merchants Port Holdings Co., Ltd.	28,000	58,090
China Mobile, Ltd.	109,000	985,799
China Overseas Land & Investment, Ltd.	76,000	238,587
China Power International Development, Ltd.	35,000	8,708
China Resources Beer Holdings Co., Ltd.	30,000	134,894
China Resources Power Holdings Co., Ltd.	38,000	73,287
China Taiping Insurance Holdings Co., Ltd.	28,000	96,164
China Unicom Hong Kong, Ltd.	116,000	143,300
CITIC, Ltd.	107,000	151,350
CNOOC, Ltd.	307,000	514,566
CSPC Pharmaceutical Group, Ltd.	82,000	215,335
Far East Horizon, Ltd.	41,000	39,506
Fosun International, Ltd.	45,500	83,389
Fullshare Holdings, Ltd.	115,000	50,812
Guangdong Investment, Ltd.	52,000	89,562
Lenovo Group, Ltd.	144,000	79,784
Shanghai Industrial Holdings, Ltd.	12,000	27,972
Sino-Ocean Land Holdings, Ltd.	61,000	34,527
Sun Art Retail Group, Ltd.	41,500	52,864

		3,349,667

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	7,061	69,327
OTP Bank PLC	4,228	159,164
Richter Gedeon Nyrt	2,914	52,717

		281,208

India — 2.5%
Axis Bank, Ltd. GDR	5,104	203,893
Dr. Reddy’s Laboratories, Ltd. ADR	321	10,025
ICICI Bank, Ltd. ADR	15,369	135,708
Infosys, Ltd. ADR	28,559	576,321
Larsen & Toubro, Ltd. GDR	7,405	139,428
Mahindra & Mahindra, Ltd. GDR	11,047	151,887
Reliance Industries, Ltd. GDR*	23,202	792,756
State Bank of India GDR†	1,515	64,521
Tata Motors, Ltd. ADR†	3,514	63,955
Tata Steel, Ltd. GDR	1,185	9,704
Vedanta, Ltd. ADR	3,558	45,934

Security Description	Shares	Value (Note 2)
India (continued)
Wipro, Ltd. ADR	11,137	$56,353

		2,250,485

Indonesia — 1.9%
Adaro Energy Tbk PT	264,900	35,053
AKR Corporindo Tbk PT	36,400	10,649
Astra International Tbk PT	354,400	176,111
Bank Central Asia Tbk PT	175,000	282,451
Bank Danamon Indonesia Tbk PT	51,100	23,304
Bank Mandiri Persero Tbk PT	319,000	147,111
Bank Negara Indonesia Persero Tbk PT	117,000	60,119
Bank Rakyat Indonesia Persero Tbk PT	973,900	207,152
Bumi Serpong Damai Tbk PT†	242,100	22,715
Charoen Pokphand Indonesia Tbk PT	139,600	43,836
Gudang Garam Tbk PT	9,600	50,103
Indocement Tunggal Prakarsa Tbk PT	28,400	27,913
Indofood Sukses Makmur Tbk PT	110,100	48,592
Jasa Marga Persero Tbk PT	19,400	6,321
Kalbe Farma Tbk PT	453,400	40,765
Lippo Karawaci TBK PT	409,300	10,396
Matahari Department Store Tbk PT	60,200	33,557
Pakuwon Jati Tbk PT	401,700	14,360
Perusahaan Gas Negara Persero Tbk PT	295,700	34,990
Semen Indonesia Persero Tbk PT	57,600	30,397
Summarecon Agung Tbk PT	125,000	6,644
Surya Citra Media Tbk PT	121,600	17,319
Telekomunikasi Indonesia Persero Tbk PT	898,200	221,878
Tower Bersama Infrastructure Tbk PT	18,000	6,558
United Tractors Tbk PT	29,000	71,071
Waskita Karya Persero Tbk PT	150,400	22,177

		1,651,542

Korea, Democratic Peoples Republic — 0.8%
Amorepacific Corp. (Preference Shares)	122	15,629
Celltrion, Inc.†	1,139	276,884
Daewoo Engineering & Construction Co., Ltd.†	2,572	13,094
Dongsuh Cos., Inc.	706	16,110
Hanmi Pharm Co., Ltd.	87	33,049
Hanssem Co., Ltd.	152	13,103
Hyundai Heavy Industries Holdings Co., Ltd.†	143	42,952
LG Household & Health Care, Ltd. (Preference Shares)	32	19,053
Medy-Tox, Inc.	66	42,494
NH Investment & Securities Co., Ltd.	2,506	29,243
Ottogi Corp.	17	13,440
S-1 Corp.	288	22,313
Samsung C&T Corp.	1,085	120,052
Samsung SDS Co., Ltd.	497	93,248

		750,664

Malta — 0.0%
Brait SE†	6,808	22,232

Mexico — 3.4%
Alfa SAB de CV, Class A	56,700	77,211
America Movil SAB de CV, Series L	563,800	482,494
Arca Continental SAB de CV	8,400	55,778
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	34,500	58,180

48

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Mexico (continued)
Cemex SAB de CV CPO†	258,000	$192,693
Coca-Cola Femsa SAB de CV, Series L	11,000	68,817
El Puerto de Liverpool SAB de CV, Class C1	4,500	33,549
Fibra Uno Administracion SA de CV	60,400	87,241
Fomento Economico Mexicano SAB de CV	33,800	332,038
Gruma SAB de CV, Class B	3,525	45,562
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,500	61,485
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,570	63,766
Grupo Bimbo SAB de CV, Class A	30,500	65,328
Grupo Carso SAB de CV, Class A1	9,200	38,305
Grupo Financiero Banorte SAB de CV, Class O	44,700	311,787
Grupo Financiero Inbursa SAB de CV, Class O	39,000	64,345
Grupo Lala SAB de CV	18,500	19,683
Grupo Mexico SAB de CV, Class B	67,600	212,799
Grupo Televisa SAB CPO	44,100	175,475
Industrias Penoles SAB de CV	3,080	52,221
Infraestructura Energetica Nova SAB de CV	9,600	46,981
Kimberly-Clark de Mexico SAB de CV, Class A	30,500	56,163
Mexichem SAB de CV	20,200	70,687
Promotora y Operadora de Infraestructura SAB de CV	4,540	46,896
Wal-Mart de Mexico SAB de CV	92,200	269,164

		2,988,648

Netherlands — 0.0%
Steinhoff International Holdings NV†	62,461	11,810

Peru — 0.1%
Cia de Minas Buenaventura SAA ADR	5,291	72,698

Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	30,690	33,203
Aboitiz Power Corp.	11,900	8,343
Alliance Global Group, Inc.†	48,500	10,892
Ayala Corp.	4,415	83,039
Ayala Land, Inc.	133,900	103,036
Bank of the Philippine Islands	21,780	40,213
BDO Unibank, Inc.	29,340	72,872
Globe Telecom, Inc.	615	21,146
GT Capital Holdings, Inc.	1,485	27,131
International Container Term Services, Inc.	8,230	13,784
JG Summit Holdings, Inc.	49,680	52,409
Jollibee Foods Corp.	8,360	42,485
Megaworld Corp.	145,600	12,737
Metro Pacific Investments Corp.	187,000	16,609
Metropolitan Bank & Trust Co.	15,300	21,241
PLDT, Inc.	1,410	35,458
Robinsons Land Corp.	23,800	8,790
Security Bank Corp.	2,580	9,873
SM Investments Corp.	4,440	79,447
SM Prime Holdings, Inc.	142,300	101,257
Universal Robina Corp.	14,440	34,764

		828,729

Security Description	Shares	Value (Note 2)
Poland — 1.3%
Alior Bank SA†	2,203	$43,813
Bank Handlowy w Warszawie SA	1,102	22,664
Bank Millennium SA†	14,240	35,920
Bank Pekao SA	3,341	102,242
Bank Zachodni WBK SA	768	77,100
Eurocash SA	1,990	10,082
Grupa Azoty SA	1,333	15,206
Grupa Lotos SA	1,889	33,747
Jastrzebska Spolka Weglowa SA†	896	19,389
KGHM Polska Miedz SA	3,168	83,633
LPP SA	25	61,450
mBank	356	41,650
Orange Polska SA†	26,003	35,431
PGE Polska Grupa Energetyczna SA†	18,290	49,248
Polski Koncern Naftowy Orlen SA	5,554	141,032
Polskie Gornictwo Naftowe I Gazownictwo SA†	36,596	55,302
Powszechna Kasa Oszczednosci Bank Polski SA	17,073	194,898
Powszechny Zaklad Ubezpieczen SA	11,542	132,679
Tauron Polska Energia SA†	44,231	27,228

		1,182,714

Romania — 0.1%
NEPI Rockcastle PLC	6,539	60,585

Russia — 3.2%
Gazprom PAO ADR	118,101	529,731
Lukoil PJSC ADR	8,879	636,794
Magnit PJSC GDR	5,762	94,671
MMC Norilsk Nickel PJSC ADR	14,606	253,193
Mobile TeleSystems PJSC ADR	8,395	73,624
NOVATEK PJSC	1,601	254,890
PhosAgro OAO	2,172	28,674
Rosneft GDR	33,704	222,383
Rostelecom PJSC ADR	13,027	88,936
Severstal PJSC GDR	7,309	119,577
Surgutneftegas OJSC ADR	28,889	132,331
Tatneft PJSC ADR	5,417	373,695

		2,808,499

South Africa — 6.4%
Absa Group, Ltd.	12,448	162,754
Aspen Pharmacare Holdings, Ltd.	7,498	145,827
Bid Corp., Ltd.	6,086	121,881
Bidvest Group, Ltd.	6,318	89,863
Capitec Bank Holdings, Ltd.	637	46,038
Discovery, Ltd.	6,161	79,638
Exxaro Resources, Ltd.	5,577	55,128
FirstRand, Ltd.	58,194	306,763
Fortress REIT, Ltd., Class A	26,564	31,292
Fortress REIT, Ltd., Class B	12,748	14,154
Foschini Group, Ltd.	4,104	53,734
Growthpoint Properties, Ltd.	55,979	111,313
Hyprop Investments, Ltd.	5,425	42,307
Impala Platinum Holdings, Ltd.†	10,820	16,052
Imperial Holdings, Ltd.	2,808	45,585
Investec, Ltd.	5,826	42,097
Life Healthcare Group Holdings, Ltd.	24,586	44,813
Massmart Holdings, Ltd.	475	4,267
MMI Holdings, Ltd.	19,699	25,507
Mr. Price Group, Ltd.	4,554	81,458
MTN Group, Ltd.	30,125	262,305

49

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Africa (continued)
Naspers, Ltd., Class N	7,673	$1,888,726
Nedbank Group, Ltd.	4,089	84,845
Netcare, Ltd.	21,386	43,917
Pick n Pay Stores, Ltd.	8,592	48,603
Pioneer Foods Group, Ltd.	3,208	28,261
PSG Group, Ltd.	2,607	46,189
Rand Merchant Investment Holdings, Ltd.	13,381	40,557
Redefine Properties, Ltd.	98,705	79,681
Remgro, Ltd.	9,771	161,251
Resilient REIT, Ltd.	4,831	18,965
RMB Holdings, Ltd.	12,151	76,125
Sanlam, Ltd.	25,302	146,787
Sappi, Ltd.	9,931	70,859
Sasol, Ltd.	9,759	384,173
Shoprite Holdings, Ltd.	8,306	137,472
Sibanye Gold, Ltd.†	40,589	24,836
SPAR Group, Ltd.	4,234	61,662
Standard Bank Group, Ltd.	22,629	350,275
Telkom SA SOC, Ltd.	5,038	19,277
Tiger Brands, Ltd.	3,364	89,410
Truworths International, Ltd.	8,162	50,974
Woolworths Holdings, Ltd.	19,863	77,201

		5,712,822

South Korea — 10.2%
Amorepacific Corp.	461	110,319
AMOREPACIFIC Group	417	35,738
BNK Financial Group, Inc.	3,347	26,879
Cheil Worldwide, Inc.	1,217	22,024
CJ CheilJedang Corp.	133	40,250
CJ Corp.	221	27,798
CJ Logistics Corp.†	140	18,931
Coway Co., Ltd.	738	61,985
Daelim Industrial Co., Ltd.	398	27,938
DB Insurance Co., Ltd.	593	34,219
DGB Financial Group, Inc.	2,670	22,355
Doosan Bobcat, Inc.	835	24,887
Doosan Heavy Industries & Construction Co., Ltd.†	991	13,382
E-Mart Co., Ltd.	310	60,604
GS Engineering & Construction Corp.	965	39,160
GS Retail Co., Ltd.	487	14,481
Hana Financial Group, Inc.	4,026	161,983
Hanmi Pharm Co., Ltd.	165	10,225
Hanon Systems	2,345	22,467
Hanwha Chem Corp.	1,801	34,133
Hanwha Corp.	789	22,723
Hanwha Life Insurance Co., Ltd.	2,491	11,536
Hanwha Techwin Co., Ltd.†	601	12,170
HDC Holdings Co., Ltd.	952	22,799
Hotel Shilla Co., Ltd.	446	39,855
Hyundai Engineering & Construction Co., Ltd.	1,202	63,144
Hyundai Glovis Co., Ltd.	301	36,921
Hyundai Heavy Industries Co., Ltd.†	562	53,643
Hyundai Marine & Fire Insurance Co., Ltd.	759	24,870
Hyundai Mobis Co., Ltd.	956	195,065
Hyundai Motor Co.	2,176	252,182
Hyundai Motor Co. (Preference Shares)	339	24,812

Security Description	Shares	Value (Note 2)
South Korea (continued)
Hyundai Motor Co. (2nd Preference Shares)	523	$41,032
Hyundai Steel Co.	1,190	57,231
Industrial Bank of Korea	3,013	42,165
Kakao Corp.	631	63,584
Kangwon Land, Inc.	1,976	45,956
KB Financial Group, Inc.	5,462	262,408
KCC Corp.	106	32,145
KEPCO Plant Service & Engineering Co., Ltd.	363	11,203
Kia Motors Corp.	3,697	104,929
Korea Aerospace Industries, Ltd.†	983	31,010
Korea Electric Power Corp.	3,561	106,022
Korea Investment Holdings Co., Ltd.	591	37,900
Korean Air Lines Co., Ltd.	891	23,301
KT Corp.	60	1,529
KT&G Corp.	1,782	176,066
LG Chem, Ltd.	655	220,521
LG Chem, Ltd. (Preference Shares)	110	21,315
LG Corp.†	1,319	89,070
LG Display Co., Ltd.	3,414	64,952
LG Electronics, Inc.	1,458	97,580
LG Household & Health Care, Ltd.	132	142,884
LG Innotek Co., Ltd.	173	25,221
Lotte Chemical Corp.	226	72,782
Lotte Confectionery Co., Ltd.†	476	22,426
Lotte Shopping Co., Ltd.	178	32,823
Mirae Asset Daewoo Co., Ltd.	5,701	41,620
NAVER Corp.	394	252,241
NCSoft Corp.	250	86,201
Netmarble Games Corp.*	350	45,315
Orion Corp.	307	36,687
Pan Ocean Co., Ltd.†	3,025	13,956
POSCO	1,082	318,641
S-Oil Corp.	624	65,638
Samsung Biologics Co, Ltd.†*	233	78,119
Samsung Card Co.	353	11,186
Samsung Electro-Mechanics Co., Ltd.	812	111,918
Samsung Electronics Co., Ltd.	67,850	2,814,845
Samsung Electronics Co., Ltd. (Preference Shares)	243	8,340
Samsung Fire & Marine Insurance Co., Ltd.	444	108,372
Samsung Heavy Industries Co., Ltd.†	5,879	34,082
Samsung Life Insurance Co., Ltd.	911	78,547
Samsung SD Co., Ltd.	779	159,798
Samsung Securities Co. Ltd.	1,335	38,899
Shinhan Financial Group Co., Ltd.	5,921	231,352
Shinsegae Co. Ltd.	107	31,764
SK Holdings Co Ltd	456	107,568
SK Hynix, Inc.	8,144	628,194
SK Innovation Co., Ltd.	902	160,277
SK Networks Co., Ltd.	1,546	6,508
SK Telecom Co., Ltd.	279	62,381
Woori Bank	6,425	97,305
Yuhan Corp.	161	32,163

		9,057,450

Taiwan — 9.0%
Acer, Inc.	43,000	35,276
ASE Technology Holding Co., Ltd.	51,000	131,040
Asustek Computer, Inc.	9,000	77,602
AU Optronics Corp.	132,000	57,082

50

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan (continued)
Catcher Technology Co., Ltd.	9,000	$111,091
Cathay Financial Holding Co., Ltd.	113,000	194,945
Chang Hwa Commercial Bank	77,000	45,581
Chicony Electronics Co., Ltd.	13,065	29,630
China Airlines, Ltd.†	34,000	10,990
China Development Financial Holding Corp.	200,000	73,293
China Life Insurance Co., Ltd.	36,000	38,136
Chunghwa Telecom Co., Ltd.	65,000	225,249
Compal Electronics, Inc.	58,000	36,071
CTBC Financial Holding Co., Ltd.	255,000	173,131
Delta Electronics, Inc.	31,000	108,150
E.Sun Financial Holding Co., Ltd.	154,944	108,174
Eclat Textile Co., Ltd.	2,000	23,047
Far Eastern New Century Corp.	42,000	44,824
Far EasTone Telecommunications Co., Ltd.	28,000	66,453
Feng TAY Enterprise Co., Ltd.	4,000	23,059
First Financial Holding Co., Ltd.	150,000	103,195
Formosa Chemicals & Fibre Corp.	42,000	165,688
Formosa Petrochemical Corp.	19,000	74,985
Formosa Plastics Corp.	59,000	217,208
Formosa Taffeta Co., Ltd.	13,000	13,787
Foxconn Technology Co., Ltd.	12,000	29,837
Fubon Financial Holding Co., Ltd.	95,000	157,654
Giant Manufacturing Co., Ltd.	4,000	17,142
Globalwafers Co., Ltd.	2,000	33,901
Highwealth Construction Corp.	13,000	20,098
Hiwin Technologies Corp.	4,120	40,661
Hon Hai Precision Industry Co., Ltd.	219,000	601,780
Hotai Motor Co., Ltd.	4,000	34,814
HTC Corp.†	8,000	14,115
Innolux Corp.	135,000	50,822
Inventec Corp.	39,000	31,201
Largan Precision Co., Ltd.	1,000	168,186
Lite-On Technology Corp.	27,000	35,519
MediaTek, Inc.	21,000	174,616
Mega Financial Holding Co., Ltd.	163,000	145,050
Micro-Star International Co., Ltd.	12,000	41,291
Nan Ya Plastics Corp.	66,000	183,277
Nanya Technology Corp.	13,000	33,549
Nien Made Enterprise Co., Ltd.	1,000	8,662
Novatek Microelectronics Corp.	9,000	43,580
Pegatron Corp.	28,000	62,386
Pou Chen Corp.	33,000	36,313
Powertech Technology, Inc.	10,000	28,300
President Chain Store Corp.	8,000	88,020
Quanta Computer, Inc.	39,000	67,508
Realtek Semiconductor Corp.	7,000	28,251
Shin Kong Financial Holding Co., Ltd.	111,000	42,153
SinoPac Financial Holdings Co., Ltd.	193,000	72,497
TaiMed Biologics, Inc.†	2,000	16,756
Taishin Financial Holding Co., Ltd.	158,000	77,484
Taiwan Cooperative Financial Holding Co., Ltd.	152,000	92,897
Taiwan High Speed Rail Corp.	22,000	17,875
Taiwan Mobile Co., Ltd.	29,000	99,902
Taiwan Semiconductor Manufacturing Co., Ltd.	347,000	2,770,517
Teco Electric and Machinery Co., Ltd.	29,000	21,206
Uni-President Enterprises Corp.	73,000	193,119

Security Description	Shares	Value (Note 2)
Taiwan (continued)
United Microelectronics Corp.	170,000	$97,686
Vanguard International Semiconductor Corp.	13,000	33,220
Wistron Corp.	35,000	27,078
Yuanta Financial Holding Co., Ltd.	157,000	72,425
Yulon Motor Co., Ltd.	1,000	692

		7,999,727

Thailand — 1.9%
Advanced Info Service PCL NVDR	14,200	86,177
Airports of Thailand PCL NVDR	62,200	123,959
Bangkok Bank PCL	3,400	21,256
Bangkok Dusit Medical Services PCL NVDR	73,100	58,398
Bangkok Expressway & Metro PCL NVDR	129,600	32,558
Banpu Public Co., Ltd. NVDR	25,700	16,316
BEC World PCL NVDR	4,800	1,401
Berli Jucker PCL NVDR	16,800	28,779
BTS Group Holdings PCL NVDR	138,100	39,220
Bumrungrad Hospital PCL NVDR	6,300	34,367
Central Pattana PCL NVDR	18,800	42,854
Charoen Pokphand Foods PCL NVDR	42,200	34,589
CP ALL PCL NVDR	68,400	154,298
Delta Electronics Thai PCL NVDR	9,700	20,354
Electricity Generating PCL NVDR	2,100	14,579
Energy Absolute PCL NVDR	16,400	17,680
Glow Energy PCL NVDR	9,600	26,982
Home Product Center PCL NVDR	56,100	24,788
Indorama Ventures PCL NVDR	24,900	44,618
IRPC PCL NVDR	140,800	27,264
Kasikornbank PCL	15,400	104,279
Kasikornbank PCL NVDR	9,100	59,432
KCE Electronics PCL NVDR	3,500	4,346
Krung Thai Bank PCL NVDR	58,300	33,317
Minor International PCL NVDR	35,300	40,361
PTT Global Chemical PCL NVDR	35,200	86,772
PTT PCL NVDR	149,400	230,107
Robinson PCL NVDR	7,200	13,697
Siam Cement PCL	4,700	63,620
Siam Cement PCL NVDR	2,900	39,121
Siam Commercial Bank PCL NVDR	27,300	114,867
Thai Oil PCL NVDR	15,100	36,444
Thai Union Frozen Products PCL NVDR	28,800	14,208
TMB Bank PCL NVDR	153,000	10,593
True Corp. PCL NVDR	147,500	27,739

		1,729,340

Turkey — 0.5%
Akbank Turk AS	33,737	49,748
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,482	23,101
Aselsan Elektronik Sanayi Ve Ticaret AS	1,923	10,647
Coca-Cola Icecek AS	1,983	11,949
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	28,161	10,099
Eregli Demir ve Celik Fabrikalari TAS	19,227	43,255
Ford Otomotiv Sanayi AS	593	7,103
Haci Omer Sabanci Holding AS	15,211	26,302
KOC Holding AS	9,697	27,396
Petkim Petrokimya Holding AS	9,341	8,453

51

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Turkey (continued)
TAV Havalimanlari Holding AS	1,524	$8,986
Tofas Turk Otomobil Fabrikasi AS	1,022	4,784
Tupras Turkiye Petrol Rafinerileri AS	1,557	34,084
Turk Hava Yollari AO†	6,933	24,461
Turkcell Iletisim Hizmetleri AS	15,146	39,709
Turkiye Garanti Bankasi AS	42,106	61,125
Turkiye Halk Bankasi AS	9,247	13,090
Turkiye Is Bankasi, Class C	26,213	27,164
Turkiye Vakiflar Bankasi Tao, Class D†	18,430	15,494
Ulker Biskuvi Sanayi AS†	3,938	14,010
Yapi Ve Kredi Bankasi AS†	15,540	6,722

		467,682

United States — 0.4%
Southern Copper Corp.	1,474	72,756
Yum China Holdings, Inc.	6,572	237,118

		309,874

Total Common Stocks (cost $73,643,403)		71,894,763

EXCHANGE-TRADED FUNDS — 9.2%
United States — 9.2%
iShares MSCI Emerging Markets ETF	87,917	3,943,957
iShares MSCI India ETF	118,386	4,218,093

Total Exchange-Traded Funds (cost $8,206,417)		8,162,050

Total Long-Term Investment Securities (cost $81,849,820)		80,056,813

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.7%
United States Treasury Bills 1.91% due 09/06/2018(1)	$1,200,000	$1,197,716
1.93% due 10/04/2018(1)	350,000	348,805

Total Short-Term Investment Securities (cost $1,546,521)		1,546,521

TOTAL INVESTMENTS — (cost $83,396,341)(2)	91.8%	81,603,334
Other assets less liabilities	8.2	7,290,419

NET ASSETS —	100.0%	$88,893,753

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $1,085,243 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
160	Long	Mini MSCI Emerging Markets Index	September 2018	$9,033,480	$8,770,400	$(263,080)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ADR — American Depositary Receipt

CPO — Certification de Participations Ordinario

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

52

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$18,041,359	$53,853,404	**	$—	$71,894,763
Exchange-Traded Funds	8,162,050	—		—	8,162,050
Short-Term Investment Securities	—	1,546,521		—	1,546,521

Total Investments at Value	$26,203,409	$55,399,925		$—	$81,603,334

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$263,080	$—		$—	$263,080

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

53

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.0%
Cable/Satellite TV	3.9
Pipelines	3.8
Real Estate Investment Trusts	3.6
Electric-Integrated	3.5
Telephone-Integrated	3.1
Oil Companies-Exploration & Production	2.9
Medical-Drugs	2.5
Oil Companies-Integrated	2.2
Banks-Commercial	2.0
Banks-Super Regional	1.8
Food-Misc./Diversified	1.8
Medical Products	1.5
Insurance-Life/Health	1.5
Containers-Paper/Plastic	1.5
Brewery	1.4
Medical-Biomedical/Gene	1.4
Medical-Hospitals	1.4
Auto-Cars/Light Trucks	1.3
Broadcast Services/Program	1.3
Finance-Credit Card	1.1
Steel-Producers	1.1
Transport-Rail	1.1
Aerospace/Defense	1.1
Insurance-Multi-line	1.1
Data Processing/Management	0.9
Investment Management/Advisor Services	0.9
Finance-Investment Banker/Broker	0.9
Medical-HMO	0.9
Pharmacy Services	0.9
Building Products-Wood	0.8
Television	0.8
Hotels/Motels	0.8
Diversified Financial Services	0.8
Commercial Services-Finance	0.7
Gas-Distribution	0.7
Oil Refining & Marketing	0.7
Diversified Manufacturing Operations	0.7
Cellular Telecom	0.7
Time Deposits	0.7
Enterprise Software/Service	0.7
Aerospace/Defense-Equipment	0.6
Retail-Auto Parts	0.6
Tobacco	0.6
Metal Products-Distribution	0.6
Multimedia	0.6
Containers-Metal/Glass	0.6
Casino Hotels	0.6
Chemicals-Specialty	0.6
E-Commerce/Products	0.6
Computers	0.6
Rental Auto/Equipment	0.6
Electric-Generation	0.5
Food-Retail	0.5
Machinery-General Industrial	0.5
Electric-Distribution	0.5
Diagnostic Equipment	0.5
Electronic Measurement Instruments	0.5
Advertising Services	0.5
Metal-Copper	0.5
Insurance-Mutual	0.4

E-Commerce/Services	0.4%
Food-Meat Products	0.4
Oil & Gas Drilling	0.4
Finance-Other Services	0.4
Radio	0.4
Advertising Agencies	0.4
Consulting Services	0.4
Auto/Truck Parts & Equipment-Original	0.4
Retail-Building Products	0.4
Trucking/Leasing	0.4
Insurance Brokers	0.4
Food-Baking	0.3
Paper & Related Products	0.3
Gambling (Non-Hotel)	0.3
Electronic Security Devices	0.3
Coatings/Paint	0.3
Independent Power Producers	0.3
Electronic Components-Semiconductors	0.3
Steel Pipe & Tube	0.3
Electric Products-Misc.	0.3
Consumer Products-Misc.	0.3
Oil-Field Services	0.3
Retail-Propane Distribution	0.3
Retail-Restaurants	0.3
Vitamins & Nutrition Products	0.2
Gold Mining	0.2
Finance-Consumer Loans	0.2
Research & Development	0.2
Beverages-Non-alcoholic	0.2
Transport-Equipment & Leasing	0.2
Commercial Services	0.2
Home Decoration Products	0.2
Satellite Telecom	0.2
Municipal Bonds & Notes	0.2
Electronic Forms	0.2
Linen Supply & Related Items	0.2
Energy-Alternate Sources	0.2
Electronic Components-Misc.	0.2
Agricultural Chemicals	0.2
Chemicals-Diversified	0.2
Distribution/Wholesale	0.2
Food-Confectionery	0.2
Telecom Services	0.2
Building Products-Air & Heating	0.2
Insurance-Property/Casualty	0.2
Medical Labs & Testing Services	0.2
Electronic Parts Distribution	0.2
Food-Dairy Products	0.2
Finance-Mortgage Loan/Banker	0.2
Building & Construction Products-Misc.	0.2
Soap & Cleaning Preparation	0.2
Machinery-Farming	0.2
Disposable Medical Products	0.2
Finance-Commercial	0.2
Human Resources	0.2
Applications Software	0.1
Shipbuilding	0.1
Food-Catering	0.1
Finance-Auto Loans	0.1
Resorts/Theme Parks	0.1
Office Automation & Equipment	0.1

54

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Transport-Services	0.1%
Cosmetics & Toiletries	0.1
Computer Software	0.1
Retail-Automobile	0.1
SupraNational Banks	0.1
Semiconductor Components-Integrated Circuits	0.1
Casino Services	0.1
Medical-Generic Drugs	0.1
Retail-Leisure Products	0.1
Medical-Outpatient/Home Medical	0.1
Diversified Minerals	0.1
Medical-Wholesale Drug Distribution	0.1
Computers-Integrated Systems	0.1
Software Tools	0.1
Retail-Discount	0.1
Music	0.1
Advertising Sales	0.1
Finance-Leasing Companies	0.1
Food-Wholesale/Distribution	0.1
Metal Processors & Fabrication	0.1
Toys	0.1
Transactional Software	0.1
Hazardous Waste Disposal	0.1
Retail-Perfume & Cosmetics	0.1
Advanced Materials	0.1
Telecommunication Equipment	0.1
Beverages-Wine/Spirits	0.1
Security Services	0.1
Medical Instruments	0.1
Semiconductor Equipment	0.1
Rubber/Plastic Products	0.1
Building & Construction-Misc.	0.1
Quarrying	0.1
Airlines	0.1
Rubber-Tires	0.1
Precious Metals	0.1
Retail-Drug Store	0.1
Auto-Truck Trailers	0.1
Specified Purpose Acquisitions	0.1
Retail-Pet Food & Supplies	0.1
Circuit Boards	0.1
Decision Support Software	0.1
Computer Services	0.1

98.9%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	0.1%
Aa	1.0
A	16.4
Baa	50.0
Ba	12.1
B	12.2
Caa	6.5
Not Rated@	1.7

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

55

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 82.1%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,228,478

Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	983,843
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	250,419
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	3,000,000	2,980,186
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,722,314

		5,936,762

Advertising Sales — 0.1%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	300,000	302,547
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	725,000	731,344

		1,033,891

Aerospace/Defense — 0.6%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,388,392
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,055,833
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,172,481
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	737,973

		9,354,679

Aerospace/Defense-Equipment — 0.6%
Arconic, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,241,888
Arconic, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,613,750
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	325,406
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	450,000	457,965
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	375,000	376,875
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,325,000	1,356,469

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	$1,250,000	$1,264,062

		9,636,415

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,027,985

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	996,974

Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	350,000	338,188

Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	200,000	205,000
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	879,000	875,704
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	1,125,000	1,119,375
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024	175,000	178,062

		2,378,141

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,595,744
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	551,070
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,504,301
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,028,290
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,044,828
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,725,252
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,699,428
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,460,696

		19,609,609

Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	475,000	491,625

56

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Truck Trailers — 0.1%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	$900,000	$947,250

Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,450,000	1,410,125

Banks-Commercial — 2.0%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,700,059
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,441,634
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	2,980,288
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,520,011
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,296,793
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,521,907
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,000,388
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	731,451
Manufacturers & Traders Trust Co. FRS Sub. Notes 2.94%(3ML + 0.64%) due 12/01/2021	2,860,000	2,856,947
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	352,722
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,632,069
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,372,361

		30,406,630

Banks-Super Regional — 1.8%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	578,503
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,656,266
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,252,326
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,530,994

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	$1,340,000	$1,328,937
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,915,018
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,500,000	3,418,000
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	6,300,000	6,055,542
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	4,767,671
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,387,134

		27,890,391

Batteries/Battery Systems — 0.0%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*	150,000	154,125

Beverages-Non-alcoholic — 0.2%
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.42% due 05/25/2025*	2,000,000	2,033,135
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.99% due 05/25/2038*	1,340,000	1,372,536

		3,405,671

Brewery — 1.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,000,000	4,965,648
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	10,050,000	9,866,354
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,412,534
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	840,000	767,565

		19,012,101

Broadcast Services/Program — 0.7%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	1,225,000	1,252,201
Discovery Communications LLC Company Guar. Notes Series B 3.95% due 03/20/2028	6,800,000	6,517,555
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021(8)	1,375,000	1,062,188
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	825,000	812,625

57

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	$725,000	$736,781

		10,381,350

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,650,000	1,546,875
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	675,000	683,437
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	400,000	407,000

		2,637,312

Building & Construction-Misc. — 0.1%
Pisces Midco, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,025,000	1,055,750

Building Products-Air & Heating — 0.2%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	2,990,000	2,830,955

Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	75,000	69,844

Building Products-Wood — 0.8%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,092,497
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,143,684
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,111,774
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	590,345

		12,938,300

Cable/Satellite TV — 2.6%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	825,000	832,219
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	368,479
Altice US Finance II Corp. Senior Notes 7.75% due 07/15/2025*	1,075,000	1,130,094
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,102,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	962,859

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	$875,000	$835,354
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	833,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	835,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	491,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	300,000	303,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	900,000	894,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	700,000	712,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,387,750
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,500,000	1,496,554
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 7.50% due 04/01/2028*	250,000	257,700
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,390,809
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,580,347
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,464,278
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,403,398
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,440,675
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	750,000	721,875

58

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	$1,175,000	$1,130,937
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	903,438
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	475,000	522,500
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	259,500
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	625,000	584,375
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,600,000	1,328,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,000,000	873,750
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,283,636
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	854,956
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,308,670
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	763,058
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	490,000	504,977

		40,762,188

Casino Hotels — 0.6%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026*	125,000	125,625
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	178,938
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,575,000	1,656,207
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	700,000	658,000
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	675,000	680,697
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	673,562
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	650,000	711,750

Security Description	Principal Amount	Value (Note 2)
Casino Hotels (continued)
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	$2,200,000	$2,200,000
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,000,000	952,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	875,000	825,781
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	550,000	517,061

		9,180,121

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	800,000	808,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,050,000	1,043,437

		1,851,437

Cellular Telecom — 0.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,675,000	1,720,016
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	975,000	1,019,489
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	525,000	544,688
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,600,000	1,708,000
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,075,000	1,086,760
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	825,000	775,500
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	500,000	463,600
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	206,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	651,562
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,258,500

		9,434,115

59

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.2%
FMC Corp. Senior Notes 3.95% due 02/01/2022	$1,500,000	$1,501,237
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,550,000	1,460,875

		2,962,112

Chemicals-Specialty — 0.5%
Albemarle Corp. Senior Notes 4.15% due 12/01/2024	1,465,000	1,476,537
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	1,985,000	2,068,595
Platform Specialty Products Corp. Company Guar. Notes 6.50% due 02/01/2022*	3,325,000	3,408,125
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	175,000	173,250
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	275,000	288,750

		7,415,257

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	850,000	839,375

Coatings/Paint — 0.3%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,781,544
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	1,936,559
Sherwin-Williams Co. Senior Notes 4.40% due 02/01/2045	1,415,000	1,331,853

		5,049,956

Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,250,000	2,186,719
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	500,000	482,500
ServiceMaster Co. LLC Senior Notes 7.45% due 08/15/2027	275,000	290,125

		2,959,344

Commercial Services-Finance — 0.7%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,476,696
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,299,134

Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance (continued)
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	$900,000	$940,376
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,157,258
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,121,010
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	1,863,584
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	715,284

		11,573,342

Computer Services — 0.1%
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	798,336

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,925,000	1,944,250

Computers — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,050,832
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,775,000	1,908,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	2,997,495
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,679,903

		8,636,355

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	419,156
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	279,125
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	950,000	969,000

		1,667,281

Consulting Services — 0.4%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	475,000	479,226
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	245,345

60

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consulting Services (continued)
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	$2,068,000	$2,089,966
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,118,197

		5,932,734

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,902,375
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,250,000	1,248,437
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,075,000	1,072,313
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	400,000	406,000

		4,629,125

Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	1,175,000	1,147,094
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,625,000	2,557,734
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	750,000	741,563
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	225,000	228,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	400,000	410,000

		5,084,766

Containers-Paper/Plastic — 1.5%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	300,000	297,750
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,877,750
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	575,000	540,500
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	2,650,000	2,577,125
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	750,000	755,175
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	225,000	208,688

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	$1,750,000	$1,780,625
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,686,497
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,259,537
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	942,163
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	408,049
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,477,889	1,480,549
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,250,000	1,265,625
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	707,062
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	403,000
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	483,312
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	862,045
WestRock Co. Company Guar. Notes 4.00% due 03/15/2028*	3,260,000	3,212,405
WestRock RKT Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	746,855
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	75,000	74,913

		22,569,625

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,025,000	1,969,312

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,763,064
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,262,002
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	517,000	547,042

61

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	$300,000	$304,125
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,675,000	3,758,422
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	450,000	470,812
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,243,457

		14,348,924

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	800,000	834,000

Diagnostic Equipment — 0.5%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	451,125
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,300,000	1,319,500
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	3,925,000	3,875,937
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	1,890,445

		7,537,007

Direct Marketing — 0.0%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,550,000	763,375

Disposable Medical Products — 0.2%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,525,000	2,562,875

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	231,188
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,050,000	1,046,062
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	650,000	682,500
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	775,000	751,750
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	223,243

		2,934,743

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 7.6%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	$9,100,000	$8,891,417
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,323,140
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	2,871,735
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,083,443
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	981,445
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,381,105
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,455,839
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	4,250,000	4,108,558
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,187,371
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	5,883,423
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,290,813
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,036,926
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,119,940
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,657,618
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,591,595
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	3,638,197
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,084,044
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,109,595
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,274,508
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	1,958,130
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,475,461

62

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	$5,670,000	$5,386,300
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,397,153
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,579,963
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	1,930,107
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	7,945,368
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,017,874
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,131,523
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,078,491
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,207,909

		117,078,991

Diversified Manufacturing Operations — 0.6%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	2,000,000	1,961,838
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	885,905
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	400,000	400,800
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,006,037
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	892,561
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	1,978,436

		9,125,577

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	4,560,000	4,394,528

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,555,029
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	974,052

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Services (continued)
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	$450,000	$423,281
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	528,750

		6,481,112

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,458,804
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	2,041,600
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	245,625

		4,746,029

Electric-Distribution — 0.4%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	2,926,203
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,371,442
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,122,731

		6,420,376

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,175,385
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	1,870,123

		3,045,508

Electric-Integrated — 3.0%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,431,041
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,821,294
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	2,912,846
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,338,660
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,398,670
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	573,484
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,643,205

63

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	$2,000,000	$1,802,407
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	137,194
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,159,813
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,493,471
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,002,351
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	500,778
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,022,869
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,774,492
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,085,408
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	2,973,762
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,050,392
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,500,660
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	598,919
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	736,603
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	4,696,856
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	824,134

		46,479,309

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,103,955

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,226,127
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,414,710

		4,640,837

Security Description	Principal Amount	Value (Note 2)
Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	$3,310,000	$3,253,596

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,100,332
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,230,555

		7,330,887

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,771,663

Electronic Security Devices — 0.3%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,122,729

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021	1,475,000	1,530,313
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	96,250
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	925,000	870,656
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	525,000	559,125

		3,056,344

Engineering/R&D Services — 0.0%
Engility Corp. Company Guar. Notes 8.88% due 09/01/2024	700,000	750,750

Enterprise Software/Service — 0.7%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,950,000	1,996,313
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(7)	2,250,000	2,272,500
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,225,000	2,252,812
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	1,450,000	1,475,375
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	1,400,000	1,303,750
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	1,125,000	1,168,594

		10,469,344

64

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	$425,000	$434,031
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,850,000	1,917,063

		2,351,094

Finance-Commercial — 0.2%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*	2,400,000	2,489,798

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,475,437
Navient Corp. FRS Senior Notes 6.75% (3 ML+0.89%) due 06/15/2026	150,000	147,750
Navient Corp. Senior Notes 7.25% due 09/25/2023	625,000	654,688
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	244,375
SLM Corp. Senior Notes 6.13% due 03/25/2024	1,025,000	1,009,625

		3,531,875

Finance-Credit Card — 1.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	3,550,000	3,521,002
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,648,133
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	5,945,327
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,189,594
Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,364,933

		17,668,989

Finance-Investment Banker/Broker — 0.9%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,294,669
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,391,712
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,183,200
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,201,520

Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker (continued)
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	$2,650,000	$2,619,537

		13,690,638

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	418,635
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,275,000	2,267,037

		2,685,672

Finance-Other Services — 0.4%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	2,896,295
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	809,000	824,537
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,475,000	2,392,582
Vantiv LLC/Vanity Issuer Corp. Company Guar. Notes 4.38% due 11/15/2025*	200,000	189,250

		6,302,664

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	210,000

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,034,100

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	267,438
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	325,000
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	700,000	675,290
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	1,075,000	1,084,406

		2,352,134

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	1,680,000	1,600,248
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	750,000	716,756

65

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Meat Products (continued)
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	$1,475,000	$1,473,363
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,289,317
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,287,459

		6,367,143

Food-Misc./Diversified — 1.4%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	1,500,000	1,440,000
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	1,058,424
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,241,838
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,340,614
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,498,231
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,813,310
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	625,000	614,844
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	6,055,000	5,765,753
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	800,000	754,000
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	625,000	615,625
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	500,000	476,250
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,139,500

		21,758,389

Food-Retail — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,500,000	1,350,000
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	1,025,000	981,437

Security Description	Principal Amount	Value (Note 2)
Food-Retail (continued)
Albertsons Cos., Inc. FRS Senior Sec. Notes 6.09% (3 ML+3.75%) due 01/15/2024*	$50,000	$50,625
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	2,998,408
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,229,211
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,123,207

		7,732,888

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,393,000

Funeral Services & Related Items — 0.0%
Matthews International Corp. Company Guar. Notes 5.25% due 12/01/2025*	450,000	430,875

Gambling (Non-Hotel) — 0.3%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,275,000	2,189,687
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,050,000	992,250
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	1,275,000	1,335,563

		4,517,500

Gas-Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	250,000	241,875
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	450,000	443,250
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	300,000	286,875
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,350,000	1,312,875
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	237,885
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,744,932
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,932,089

66

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	$1,350,000	$1,294,670
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	937,539
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,023,152

		11,455,142

Home Decoration Products — 0.2%
Newell Brands, Inc.. Senior Notes 4.20% due 04/01/2026	3,500,000	3,375,942

Hotels/Motels — 0.8%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,478,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,299,721
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	192,750
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026*	900,000	900,000
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,319,861
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	625,000	624,219

		11,814,551

Human Resources — 0.2%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,775,000	2,421,187

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	94,500
Calpine Corp. Senior Notes 5.38% due 01/15/2023	100,000	95,375
Calpine Corp. Senior Notes 5.75% due 01/15/2025	1,775,000	1,633,000
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	326,625
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028*	325,000	322,498
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,723,156
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	592,250

Security Description	Principal Amount	Value (Note 2)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	$225,000	$239,625

		5,027,029

Insurance Brokers — 0.3%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	2,575,000	2,584,656
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	1,575,000	1,555,313

		4,139,969

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	3,979,649
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,326,875
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,935,450
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,789,469
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,181,629
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,166,401
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,678,286
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,829,701
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,020,368
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,661,964
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,066,223

		22,636,015

Insurance-Multi-line — 0.6%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	1,325,000	1,199,125
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	597,439
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,737,447
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,458,855

		8,992,866

67

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	$3,120,000	$3,109,037
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	707,202
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	599,401
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,566,027
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	557,743

		6,539,410

Insurance-Property/Casualty — 0.2%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	950,000	992,750
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,830,117

		2,822,867

Internet Security — 0.0%
Symantec Corp. Senior Notes 5.00% due 04/15/2025*	275,000	271,148

Investment Management/Advisor Services — 0.8%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,103,358
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,328,645
FMR LLC Notes 7.49% due 06/15/2019*	400,000	414,853
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,850,037
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,625,000	1,580,312
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,310,263
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,530,823
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	857,171

		12,975,462

Linen Supply & Related Items — 0.2%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,098,261

Security Description	Principal Amount	Value (Note 2)
Machinery-General Industrial — 0.5%
JPW Industries Holding Corp. Senior Sec. Notes 9.00% due 10/01/2024*	$475,000	$483,906
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	299,539
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,185,314
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,451,496
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	2,385,000	2,194,028

		7,614,283

Medical Information Systems — 0.0%
IMS Health, Inc. Company Guar. Notes 5.00% due 10/15/2026*	725,000	722,608

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	119,063
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	98,750
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	927,000

		1,144,813

Medical Labs & Testing Services — 0.2%
Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	300,000	303,750
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(7)	525,000	530,087
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	754,103
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,225,000	1,191,312

		2,779,252

Medical Products — 1.3%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	6,450,000	6,414,353
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,187,396
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	2,902,650
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,593,129

68

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	$3,950,000	$3,870,641
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	375,000	362,704
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,538,939

		19,869,812

Medical-Biomedical/Gene — 1.4%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,444,437
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,567,117
Celgene Corp. Senior Notes 3.90% due 02/20/2028	5,600,000	5,424,812
Celgene Corp. Senior Notes 5.00% due 08/15/2045	5,530,000	5,576,575
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	4,730,000	4,447,264
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(7)	1,225,000	1,238,536

		21,698,741

Medical-Drugs — 1.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,589,303
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,411,955
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*	2,150,000	2,155,803
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	920,252
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,032,262
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,679,814
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	695,690
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 8.50% due 01/31/2027*	275,000	282,425

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.25% due 04/01/2026*	$225,000	$239,344

		15,006,848

Medical-HMO — 0.9%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	846,620
Centene Corp. Senior Notes 5.38% due 06/01/2026*	600,000	614,250
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,775,000	2,872,125
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(7)	1,150,000	1,188,813
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	1,000,000	995,301
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	2,876,458
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,289,883
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,688,152

		13,371,602

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	554,125
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,399,062
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	550,000	519,063
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	875,000	813,750
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,325,000	649,250
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	225,000	232,605
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,250,000	1,261,719
Envision Healthcare Corp. Company Guar. Notes 6.25% due 12/01/2024*	1,425,000	1,517,625
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	675,000	656,437
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,400,000	2,436,000

69

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	$1,300,000	$1,328,437
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	350,000	355,250
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,975,000	1,999,687
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,369,719
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	175,000	178,063
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	653,250
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	1,300,000	1,226,875
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	800,000	797,000
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	363,281
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	850,000	824,500
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,250,000	1,269,000
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	250,000	261,875
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	150,000	159,750
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025	425,000	426,594

		21,252,917

Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,760,670

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,525,000	1,673,687

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	1,450,000	1,386,157

Metal Products-Distribution — 0.6%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,681,047

Security Description	Principal Amount	Value (Note 2)
Metal Products-Distribution (continued)
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	$3,083,000	$3,073,419
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	4,765,028

		9,519,494

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,425,000	1,371,563
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	1,525,000	1,399,187
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,737,746
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,132,847

		5,641,343

Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	996,737
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,148,863
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,266,054
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,633,802
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,137,064
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,329,529

		9,512,049

Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	900,000	968,625
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	150,000	146,625
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	350,000	346,500

		1,461,750

Non-Hazardous Waste Disposal — 0.0%
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	425,000	399,500

70

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	$1,200,000	$1,244,640
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	834,092

		2,078,732

Oil & Gas Drilling —0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,161,500
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	703,500
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,500,675

		4,365,675

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,462,756
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	450,000	450,562
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	125,000	125,313
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	475,000	481,531
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	1,025,000	1,132,625
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	599,437
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	815,000	827,225
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026*	275,000	277,406
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	330,688
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	141,000	141,176
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	550,000	594,000
Chesapeake Energy Corp. FRS Company Guar. Notes 5.75% due 03/15/2023	575,000	554,875
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	345,000	363,975

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	$250,000	$256,250
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	825,000	843,562
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,279,626
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,475,000	1,423,375
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	200,000	200,000
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	75,000	73,313
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	400,000	391,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	800,000	808,000
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	530,750
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	436,500
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026	250,000	241,875
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	250,000	253,125
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,067,973
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	475,000	466,687
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	450,000	449,438
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	301,500
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,170,811
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	475,000	477,375
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	521,000	530,769

71

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	$200,000	$197,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	275,000	273,625
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	500,000	496,250
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	208,000
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	475,000	469,656
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	200,750
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	550,000	541,750
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	275,000	264,688
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	350,000	324,188
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	700,000	671,125
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	75,000	76,688
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	267,781
SM Energy Co. Senior Notes 6.50% due 01/01/2023	425,000	431,375
SM Energy Co. Senior Notes 6.75% due 09/15/2026	625,000	635,937
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/2022	125,000	118,750
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	175,000	180,469
Southwestern Energy Co. Company Guar. Notes 7.75% due 10/01/2027	925,000	967,203
SRC Energy, Inc. Company Guar. Notes 6.25% due 12/01/2025	800,000	804,000
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	113,313

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	$700,000	$420,000
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	825,000	854,906
Whiting Petroleum Corp. Senior Notes 6.63% due 01/15/2026	350,000	362,469
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	475,000	472,031
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	125,000	125,313
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	25,000	25,938
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	350,000	395,955

		35,443,158

Oil Companies-Integrated — 0.3%
Chevron Corp. Senior Notes 2.10% due 05/16/2021	3,400,000	3,323,823
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	567,495
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	804,219

		4,695,537

Oil Refining & Marketing — 0.7%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,700,000	1,738,250
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,821,088
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	857,686
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,560,068
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.88% due 01/15/2023*	75,000	73,704
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026*	275,000	261,594
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028*	425,000	399,500
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,034,568
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,970,888

		10,717,346

72

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.2%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	$150,000	$152,813
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	575,000	586,500
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,450,000	1,493,500
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	775,000	797,281
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	200,000	159,000

		3,189,094

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	484,312
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,026,375
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	3,900,917
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(2)(3)(4)	250,000	25

		5,411,629

Pharmacy Services — 0.9%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,560,000
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	3,964,118
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,154,350
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	2,839,455
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,316,219
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	380,972	390,230

		13,224,372

Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	175,000	173,688

Pipelines — 3.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	850,000	835,272

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	$1,125,000	$1,129,219
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	370,313
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	500,000	501,500
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	950,000	999,875
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	450,000	493,875
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,575,000	1,567,125
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,025,000	1,004,500
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,070,399
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,409,763
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	1,550,000	1,612,000
Energy Transfer Partners LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,350,300
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	2,783,224
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,293,522
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	724,068
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,400,000	1,433,306
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,616,372
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,706,753
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	632,154
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,323,488
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	2,992,399

73

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Senior Notes 5.20% due 03/01/2047	$2,250,000	$2,285,188
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,415,563
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,355,224
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,675,000	1,658,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	816,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028*	725,000	684,219
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	250,000	248,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	151,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	618,744
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026*	450,000	459,000
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,199,396
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	186,000	192,287
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	350,000	372,614
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,446,157
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	475,000	469,063
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,919,331
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,800,653

		58,940,991

Security Description	Principal Amount	Value (Note 2)
Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	$1,000,000	$960,000

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,040,625

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	500,000	471,885

Radio — 0.4%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	850,000	798,575
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	900,000	884,250
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*	975,000	953,062
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,290,250
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	905,344
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,240,500

		6,071,981

Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,101,653
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,025,036
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,091,458
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,504,181
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,634,965
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,389,797
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	392,880
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,385,443
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,505,186
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,556,276

74

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	$200,000	$201,017
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,828,349
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,254,343
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,730,005
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	481,717
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,646,765
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	275,000	281,188
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,142,951
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,530,498
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,336,221
Plum Creek Timberlands LP Senior Notes 4.70% due 03/15/2021	1,200,000	1,236,847
Regency Centers Corp. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,877,844
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,230,098
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,336,132
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	958,818
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,047,623
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	1,992,696
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	491,289
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	729,084

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	$1,890,000	$1,906,748

		54,827,108

Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	470,000	470,000

Rental Auto/Equipment — 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 6.38% due 04/01/2024*	775,000	761,437
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	709,770
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,461,807
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	400,000	315,000
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	125,000	121,719
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,075,000	1,004,136
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	400,000	406,000
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	425,000	421,133
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	406,000

		8,607,002

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,475,000	3,499,985

Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	475,000	463,719
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,725,000	1,688,343

		2,152,062

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	857,496
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,818,219

75

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts (continued)
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	$975,000	$906,136
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	2,762,958
O’Reilly Automotive, Inc. Senior Notes 3.55% due 03/15/2026	680,000	652,862
O’Reilly Automotive, Inc. Senior Notes 3.85% due 06/15/2023	800,000	802,794

		9,800,465

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	1,904,643

Retail-Building Products — 0.4%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	375,000	349,331
Home Depot, Inc. Senior Notes 2.80% due 09/14/2027	3,600,000	3,371,246
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,902,673

		5,623,250

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,618,245

Retail-Drug Store — 0.1%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	950,000	954,750

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,325,000	1,328,312
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	450,000	451,125

		1,779,437

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	1,325,000	1,238,875

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	1,075,000	725,625
PetSmart, Inc. Company Guar. Notes 8.88% due 06/01/2025*	300,000	206,625

		932,250

Security Description	Principal Amount	Value (Note 2)
Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	$1,250,000	$1,140,625
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	850,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	1,018,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	238,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,150,000	1,072,375

		4,320,500

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	900,000	850,140
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	99,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	450,000	441,985

		1,391,125

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	425,000	389,141
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	625,000	582,812

		971,953

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	1,108,000	1,114,925

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,853,314

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	975,000	923,813

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,355,071

76

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	$1,350,000	$1,261,534

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	1,625,000	1,661,562

Specified Purpose Acquisitions — 0.1%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	1,000,000	940,000

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	460,110
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	4,298,878

		4,758,988

Steel-Producers — 0.9%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,914,628
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,651,492
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	6,878,670
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	454,500
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	650,000	663,813

		13,563,103

Telecommunication Equipment — 0.1%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	1,175,000	1,210,250

Telephone-Integrated — 2.6%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,947,320
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,419,313
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,438,784
AT&T, Inc. Senior Notes 4.45% due 04/01/2024	1,500,000	1,528,711
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,219,494

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	$1,500,000	$1,445,747
AT&T, Inc. Senior Notes 5.30% due 08/15/2058*	2,750,000	2,592,105
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	3,853,278
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,025,000	986,563
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	7,714,046
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	2,975,762
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	4,705,916

		39,827,039

Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	825,000	792,000
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,060,219
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,462,411
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	264,000
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,246,312
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,092,469
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	231,875
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	950,000	938,125
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,330,594
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	550,000	552,750
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	675,000	696,937
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,675,000	1,683,375

		12,351,067

77

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	$225,000	$224,438

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	240,046
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	4,270,000	4,038,123
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047*	5,625,000	5,367,796

		9,645,965

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,358,725

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	1,150,000	1,271,621

Transport-Rail — 0.7%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	49,685	51,548
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	2,892,878
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,625,301
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,851,432
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	2,691,261

		10,112,420

Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	1,995,327

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	450,000	452,534

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,389,972
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,084,702

		5,474,674

Security Description	Principal Amount	Value (Note 2)
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	$2,550,000	$2,542,491
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,290,129

		3,832,620

Water Treatment Systems — 0.0%
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	525,000	504,000

Web Hosting/Design — 0.0%
VeriSign, Inc. Senior Notes 4.75% due 07/15/2027	425,000	404,813

Total U.S. Corporate Bonds & Notes (cost $1,274,407,339)		1,267,560,341

FOREIGN CORPORATE BONDS & NOTES — 14.7%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	375,000	385,313

Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,170,183
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,379,776
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,755,613

		7,305,572

Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,171,052
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	3,957,682

		7,128,734

Aerospace/Defense-Equipment — 0.0%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026*	200,000	205,500

Auto/Truck Parts & Equipment-Original — 0.3%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,050,000	963,375
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	125,000	123,125
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,450,000	1,468,125
IHO Verwaltungs GmbH Senior Sec. Notes 4.50% due 09/15/2023*(7)	250,000	240,000

78

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original (continued)
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(7)	$1,750,000	$1,645,875

		4,440,500

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,164,652

Brewery — 0.2%
Heineken NV Senior Notes 3.50% due 01/29/2028*	3,015,000	2,896,538

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	792,622
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	7,924,050

		8,716,672

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	650,000	663,000

Cable/Satellite TV — 1.3%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	200,000	204,270
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	2,100,000	1,947,750
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,839,242
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,310,063
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	525,000	521,719
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	2,875,000	2,842,656
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	1,779,375
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,689,837
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	562,125
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	342,125
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	950,000	893,000

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	$400,000	$381,000
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	420,750
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	725,000	663,375
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,150,000	1,095,375

		19,492,662

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,475,152

Chemicals-Specialty — 0.1%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(7)	350,000	350,875
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,250,000	1,221,875

		1,572,750

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	475,000	433,438

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(7)	1,775,000	1,792,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	575,000	561,344
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,900,000	1,980,750

		4,334,844

Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	625,000	598,437

Diversified Banking Institutions — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,624,431

Diversified Financial Services — 0.8%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	6,653,000	6,401,876
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	5,358,739

		11,760,615

79

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	$425,000	$429,250
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	875,000	907,812
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	350,000	385,438

		1,722,500

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	2,810,942
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,598,306

		4,409,248

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,142,303

Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,439,103
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	980,000	961,461
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	1,810,000	1,723,810
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	2,949,606

		8,073,980

Electronic Components-Misc. — 0.1%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	1,949,678

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	367,063

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,402,615

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,259,970
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,604,388

		3,864,358

Security Description	Principal Amount	Value (Note 2)
Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	$3,070,000	$2,927,159

Food-Dairy Products — 0.2%
Danone SA Senior Notes 2.95% due 11/02/2026*	2,980,000	2,751,595

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,001,081

Gambling (Non-Hotel) — 0.0%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	675,000	695,250

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	636,880
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	757,500
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,295,880

		3,690,260

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	1,225,000	1,265,241

Insurance Brokers — 0.1%
KIRS Midco 3 PLC Senior Sec. Notes 8.63% due 07/15/2023*	1,150,000	1,178,750

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	791,003

Machinery-Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	2,730,000	2,566,001

Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	850,000	760,495

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	475,000	403,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,750,000	1,435,000

80

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	$1,350,000	$1,162,687

		3,001,437

Medical-Drugs — 1.5%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	2,967,899
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	2,876,354
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,100,000	935,000
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,525,000	1,223,813
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,098,745
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,634,573
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,409,990
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	750,000	710,625
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	375,675
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,248,650
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	3,025,000	2,835,937
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	477,113
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	800,000	816,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	550,000	582,560

		23,192,934

Security Description	Principal Amount	Value (Note 2)
Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	$890,000	$873,225
Allergan Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	951,082

		1,824,307

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	300,000	308,625
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	600,000	619,500

		928,125

Oil & Gas Drilling — 0.1%
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	300,000	307,875
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	800,000	846,000
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	775,000	790,500

		1,944,375

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,104,632
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,588,910
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,851,787

		9,545,329

Oil Companies-Integrated — 1.9%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,694,072
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,381,059
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,818,003
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,152,623
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,882,489
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	567,813
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	7,070,000	7,282,807

81

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	$1,600,000	$1,650,352
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,058,305
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,443,745
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	1,013,363

		28,944,631

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*	500,000	619,525

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	625,000	504,688
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	725,000	719,562

		1,224,250

Retail-Restaurants — 0.2%
New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	2,525,000	2,420,844

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,450,000	1,334,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,129,219
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	500,000	527,500
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	350,000	374,062

		3,364,781

Security Services — 0.1%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	1,150,000	1,155,750

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	200,000	207,500

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,341,909

Security Description	Principal Amount	Value (Note 2)
Steel-Producers — 0.2%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	$3,570,000	$3,694,986

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	848,801
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,041,710

		1,890,511

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	2,885,189

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,548,224
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,550,354
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,618,355
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,923,626

		7,640,559

Transport-Equipment & Leasing — 0.2%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	75,000	74,625
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	250,000	238,750
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	175,000	175,000
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	2,950,000	2,913,125

		3,401,500

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,024,900
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	3,726,010

		6,750,910

Total Foreign Corporate Bonds & Notes (cost $229,112,468)		227,736,742

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $526,924)	640,000	596,898

82

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	$3,520,000	$3,296,515

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(3)(4)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,259,600

Total Preferred Securities (cost $2,274,140)		1,259,900

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,961,374

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 4.08% due (3ML + 1.74%) due 02/15/2067*	2,400,000	2,172,000

Electric-Generation — 0.3%
Electricite de France SA 5.63% due 01/22/2024*(6)	5,000,000	4,947,500

Insurance-Multi-line — 0.5%
AXA SA 8.60% due 12/15/2030	4,000,000	5,082,000
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,382,625
USF&G Capital III 8.31% due 07/01/2046*	250,000	350,427

		6,815,052

Total Preferred Securities/Capital Securities (cost $15,944,351)		16,895,926

Total Long-Term Investment Securities (cost $1,525,785,222)		1,517,346,322

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $10,647,000)	$10,647,000	$10,647,000

TOTAL INVESTMENTS (cost $1,536,432,222)(5)	98.9%	1,527,993,322
Other assets less liabilities	1.1	17,024,109

NET ASSETS	100.0%	$1,545,017,431

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $382,038,827 representing 24.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security in default of interest and principal at maturity.
(2)	Company has filed for bankruptcy protection.
(3)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $325 representing 0.0% of net assets.
(4)	Securities classified as Level 3 (see Note 2).
(5)	See Note 3 for cost of investments on a tax basis.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Security in default of interest.

FRS — Floating Rate Security

The rates shown on FRS is the current rates as of July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

STRIPS — Separate Trading of Registered Interest and Principal Securities

ULC — Unlimited Liability Corp.

Index Legend

3 ML — 3 Month USD LIBOR

83

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$5,411,604	$25	$5,411,629
Other Industries	—	1,262,148,712	—	1,262,148,712
Foreign Corporate Bonds & Notes	—	227,736,742	—	227,736,742
U.S. Government Agencies	—	596,898	—	596,898
Municipal Bonds & Notes	—	3,296,515	—	3,296,515
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,259,600	—	—	1,259,600
Preferred Securities/Capital Securities	—	16,895,926	—	16,895,926
Short-Term Investment Securities	—	10,647,000	—	10,647,000

Total Investments at Value	$1,259,600	$1,526,733,397	$325	$1,527,993,322

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

84

SunAmerica Series Trust SA Fidelity Institutional AMSM Real Estate Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	97.1%
Time Deposits	1.8
Real Estate Operations & Development	0.8
Hotels/Motels	0.5

100.2%

*	Calculated as a percentage of net assets
#	See Note 1

85

SunAmerica Series Trust SA Fidelity Institutional AMSM Real Estate Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Hotels/Motels — 0.5%
Hilton Grand Vacations, Inc.†	42,600	$1,473,534

Real Estate Investment Trusts — 97.1%
Acadia Realty Trust	155,066	4,199,187
Agree Realty Corp.	42,600	2,268,024
American Homes 4 Rent, Class A	132,600	2,935,764
American Tower Corp.	10,600	1,571,344
Americold Realty Trust	70,500	1,516,455
AvalonBay Communities, Inc.	77,225	13,657,241
Boston Properties, Inc.	103,442	12,985,074
Braemar Hotels & Resorts, Inc.	61,714	705,391
CareTrust REIT, Inc.	142,900	2,416,439
Cedar Realty Trust, Inc.	265,808	1,265,246
Clipper Realty, Inc.	29,834	317,434
CoreCivic, Inc.	87,100	2,233,244
CoreSite Realty Corp.	23,700	2,656,770
Corporate Office Properties Trust	146,200	4,347,988
DCT Industrial Trust, Inc.	120,798	8,077,762
DDR Corp.	127,220	1,742,914
DiamondRock Hospitality Co.	305,600	3,642,752
Douglas Emmett, Inc.	190,600	7,402,904
Duke Realty Corp.	291,100	8,476,832
Equinix, Inc.	44,900	19,723,672
Equity LifeStyle Properties, Inc.	68,396	6,223,352
Equity Residential	163,454	10,694,795
Essex Property Trust, Inc.	37,513	9,020,001
Extra Space Storage, Inc.	15,929	1,496,848
Four Corners Property Trust, Inc.	95,500	2,377,950
Gaming and Leisure Properties, Inc.	73,000	2,651,360
Healthcare Realty Trust, Inc.	204,200	6,066,782
Highwoods Properties, Inc.	118,700	5,829,357
Host Hotels & Resorts, Inc.	278,887	5,839,894
Macerich Co.	45,700	2,699,042
National Retail Properties, Inc.	145,100	6,472,911
OUTFRONT Media, Inc.	159,400	3,387,250
Prologis, Inc.	107,067	7,025,737
Public Storage	75,170	16,374,281
Retail Properties of America, Inc., Class A	83,300	1,045,415

Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Rexford Industrial Realty, Inc.	93,400	$2,861,776
Sabra Health Care REIT, Inc.	138,793	2,999,317
Simon Property Group, Inc.	95,769	16,875,456
SL Green Realty Corp.	82,000	8,455,020
Spirit MTA REIT†	26,200	261,738
Spirit Realty Capital, Inc.	454,100	3,800,817
Sunstone Hotel Investors, Inc.	323,500	5,263,345
Taubman Centers, Inc.	46,934	2,912,255
Terreno Realty Corp.	61,080	2,254,463
UDR, Inc.	70,900	2,728,232
Urban Edge Properties	282,750	6,412,770
Ventas, Inc.	201,245	11,346,193
VEREIT, Inc.	551,353	4,206,823
VICI Properties, Inc.	74,900	1,524,215
Washington Real Estate Investment Trust	178,900	5,454,661
Weingarten Realty Investors	34,600	1,045,612
Welltower, Inc.	110,264	6,902,526

		274,652,631

Real Estate Operations & Development — 0.8%
Howard Hughes Corp.†	15,900	2,155,245

Total Long-Term Investment Securities (cost $267,990,222)		278,281,410

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposits — 1.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $5,195,000)	$5,195,000	5,195,000

TOTAL INVESTMENTS (cost $273,185,222)(1)	100.2%	283,476,410
Liabilities in excess of other assets	(0.2)	(603,521)

NET ASSETS	100.0%	$282,872,889

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$278,281,410	$—	$—	$278,281,410
Short-Term Investment Securities	—	5,195,000	—	5,195,000

Total Investments at Value	$278,281,410	$5,195,000	$—	$283,476,410

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

86

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

United States Treasury Notes	40.7%
United States Treasury Bonds	9.4
Exchange-Traded Funds	4.5
Federal National Mtg. Assoc.	3.3
Diversified Banking Institutions	3.2
Federal Home Loan Bank	2.3
Electric-Integrated	2.3
Banks-Commercial	2.2
Pipelines	2.1
Repurchase Agreements	2.1
Retail-Discount	1.7
Medical-Drugs	1.3
Food-Misc./Diversified	1.1
Insurance-Multi-line	1.1
Banks-Fiduciary	1.0
Auto/Truck Parts & Equipment-Original	1.0
Chemicals-Diversified	0.9
Oil Companies-Integrated	0.8
Multimedia	0.8
Computers	0.8
Finance-Credit Card	0.7
Real Estate Investment Trusts	0.7
Telephone-Integrated	0.7
Enterprise Software/Service	0.7
Cable/Satellite TV	0.6
Aerospace/Defense	0.6
Semiconductor Equipment	0.5
Metal-Copper	0.5
Pharmacy Services	0.5
Food-Meat Products	0.5
E-Commerce/Products	0.5
Electronic Components-Semiconductors	0.5
Transport-Rail	0.5
Cellular Telecom	0.5
Medical-HMO	0.5
Finance-Other Services	0.5
Medical Products	0.4
Banks-Super Regional	0.4
Engines-Internal Combustion	0.4
Federal Home Loan Mtg. Corp.	0.4
Finance-Leasing Companies	0.4
Gas-Distribution	0.4
Retail-Drug Store	0.3
Medical-Generic Drugs	0.3
Investment Management/Advisor Services	0.3
Oil Refining & Marketing	0.3
Aerospace/Defense-Equipment	0.3
Commercial Services-Finance	0.3
Banks-Money Center	0.3
Airlines	0.3
Brewery	0.3
Medical Labs & Testing Services	0.3
Applications Software	0.3
Medical Instruments	0.2
Diagnostic Equipment	0.2
Retail-Building Products	0.2
Beverages-Non-alcoholic	0.2
Oil Companies-Exploration & Production	0.2
Oil-Field Services	0.2
Machinery-Construction & Mining	0.2
Instruments-Controls	0.1

Computer Services	0.1%
Oil Field Machinery & Equipment	0.1
Networking Products	0.1
Insurance-Property/Casualty	0.1

99.2%

Credit Quality#†

Aaa	61.9%
Aa	3.9
A	12.7
Baa	18.8
Ba	2.0
Not Rated@	0.7

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody's
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

87

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 32.2%
Aerospace/Defense — 0.6%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	$400,000	$407,184
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	2,000,000	1,952,924

		2,360,108

Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,083,734

Airlines — 0.3%
United Airlines Pass Through Trust Pass-Through Certs. Series 2016-1, Class AA 3.10% due 01/07/2030	1,089,316	1,032,639

Applications Software — 0.3%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,006,157

Auto/Truck Parts & Equipment-Original — 1.0%
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,787,367
Delphi Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	1,903,113

		3,690,480

Banks-Commercial — 1.1%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	1,931,777
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	658,190
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,600,000	1,567,873

		4,157,840

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	1,954,989
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	892,753
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	843,993

		3,691,735

Banks-Super Regional — 0.4%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	470,002
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,231,976

		1,701,978

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Company Guar. Notes 7.00% due 03/01/2029	$644,000	$823,104

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	1,015,411

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	508,310
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	1,866,029

		2,374,339

Chemicals-Diversified — 0.9%
EI du Pont de Nemours & Co. Senior Notes 2.80% due 02/15/2023	1,500,000	1,449,172
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	1,965,742

		3,414,914

Commercial Services-Finance — 0.3%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,081,079

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	482,576

Computers — 0.8%
Apple, Inc. Senior Notes 2.10% due 05/06/2019	1,000,000	997,803
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	1,942,317

		2,940,120

Diagnostic Equipment — 0.2%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	876,000	901,118

Diversified Banking Institutions — 2.6%
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	1,945,390
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,086,288
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	1,926,586
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,051,041

88

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	$250,000	$248,321
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	413,687
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	244,565
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,243,731
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	502,234
Morgan Stanley Senior Notes 7.30% due 05/13/2019	1,100,000	1,137,727

		9,799,570

E-Commerce/Products — 0.5%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020	1,000,000	980,262
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,039,495

		2,019,757

Electric-Integrated — 2.3%
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	213,559
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,786,471
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	821,119
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,732,561
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,022,767
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	1,987,200

		8,563,677

Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	1,000,000	985,979
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	998,779

		1,984,758

Security Description	Principal Amount	Value (Note 2)
Engines-Internal Combustion — 0.4%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	$1,400,000	$1,534,136

Enterprise Software/Service — 0.7%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	986,531
Oracle Corp. Senior Notes 2.25% due 10/08/2019	1,500,000	1,493,930

		2,480,461

Finance-Credit Card — 0.7%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	1,923,094
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	877,666

		2,800,760

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	450,732

Finance-Other Services — 0.5%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	658,447
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,142,745

		1,801,192

Food-Meat Products — 0.5%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	2,000,000	2,034,573

Food-Misc./Diversified — 1.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	2,000,000	1,804,236
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	2,000,000	2,376,468

		4,180,704

Gas-Distribution — 0.4%
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,359,813

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 1.40% due 10/30/2019	500,000	491,845

Insurance-Multi-line — 0.4%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,339,968

89

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	$397,000	$384,421

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,174,355

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	613,113

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	864,000	936,579

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,006,417

Medical Products — 0.4%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	954,104
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	755,878

		1,709,982

Medical-Drugs — 0.8%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	390,164
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	2,134,000	2,010,920
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	797,601

		3,198,685

Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,827,703

Metal-Copper — 0.5%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	2,000,000	2,045,689

Multimedia — 0.8%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,995,836

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	473,759

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 0.2%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	$200,000	$257,641
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	251,973
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	236,494

		746,108

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,062,047

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	477,206

Oil Refining & Marketing — 0.3%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	269,043
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	587,456
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	255,959

		1,112,458

Oil-Field Services — 0.2%
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	662,619

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	907,307
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,128,974

		2,036,281

Pipelines — 2.1%
Energy Transfer Partners LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	2,048,567
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,922,384
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	355,943
MPLX LP Senior Notes 5.50% due 02/15/2023	550,000	559,716
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,027,206

90

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	$1,026,000	$1,042,026

		7,955,842

Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,315,738
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,182,448

		2,498,186

Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	863,874

Retail-Discount — 1.7%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	978,193
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,157,525
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	1,973,622
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,075,463
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,302,201

		6,487,004

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,317,203

Semiconductor Equipment — 0.5%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	2,000,000	2,055,065

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	914,082
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	993,045
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	587,326

		2,494,453

Transport-Rail — 0.5%
CSX Corp. Senior Notes 3.80% due 03/01/2028	2,000,000	1,976,930

Total U.S. Corporate Bonds & Notes (cost $125,208,582)		122,711,093

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 3.6%
Banks-Commercial — 1.1%
Bank of Montreal Senior Notes 2.10% due 06/15/2020	$2,000,000	$1,963,551
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,232,356
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	826,189

		4,022,096

Banks-Money Center — 0.3%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,061,936

Cellular Telecom — 0.5%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	2,000,000	1,916,500

Diversified Banking Institutions — 0.6%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	987,925
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	544,359
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	958,650

		2,490,934

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,011,772

Medical-Drugs — 0.5%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	1,924,084

Medical-Generic Drugs — 0.3%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	246,791
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	975,286

		1,222,077

Total Foreign Corporate Bonds & Notes (cost $14,104,637)		13,649,399

U.S. GOVERNMENT AGENCIES — 6.0%
Federal Home Loan Bank — 2.3%
0.88% due 08/05/2019	515,000	506,879
1.13% due 06/21/2019	790,000	780,966
1.25% due 01/16/2019	590,000	587,461
1.50% due 03/08/2019	770,000	766,473
1.63% due 06/14/2019	590,000	585,941
1.88% due 03/08/2019	645,000	643,859
1.88% due 06/11/2021	2,000,000	1,946,350

91

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Bank (continued)
2.42% due 01/24/2022	$1,000,000	$984,200
2.50% due 12/09/2022	1,000,000	982,222
2.88% due 09/13/2024	1,000,000	992,352

		8,776,703

Federal Home Loan Mtg. Corp. — 0.4%
zero coupon due 12/14/2029	2,200,000	1,490,506

Federal National Mtg. Assoc. — 3.3%
1.00% due 10/24/2019	7,000,000	6,864,963
1.88% due 09/24/2026	2,000,000	1,817,382
2.00% due 01/05/2022	1,000,000	970,860
2.13% due 04/24/2026	1,000,000	931,241
2.63% due 09/06/2024	2,000,000	1,957,108

		12,541,554

Total U.S. Government Agencies (cost $23,065,153)		22,808,763

U.S. GOVERNMENT TREASURIES — 50.1%
United States Treasury Bonds — 9.4%
2.25% due 08/15/2046	452,000	381,375
2.50% due 02/15/2045	1,006,000	899,820
2.50% due 02/15/2046	692,000	616,934
2.50% due 05/15/2046	652,000	580,815
2.75% due 11/15/2047	3,000,000	2,806,524
2.88% due 05/15/2043	1,589,000	1,532,640
2.88% due 08/15/2045	1,027,000	987,565
2.88% due 11/15/2046	744,000	714,385
3.00% due 11/15/2044	1,275,000	1,256,024
3.00% due 05/15/2045	1,150,000	1,132,750
3.00% due 11/15/2045	1,037,000	1,021,243
3.00% due 05/15/2047	1,500,000	1,475,332
3.00% due 02/15/2048	2,000,000	1,967,578
3.13% due 02/15/2043	1,428,000	1,439,212
3.13% due 08/15/2044	1,351,000	1,361,291
3.38% due 05/15/2044	1,498,000	1,576,060
3.63% due 08/15/2043	1,535,000	1,680,046
3.63% due 02/15/2044	1,567,000	1,717,089
3.75% due 11/15/2043	1,685,000	1,882,000
4.50% due 02/15/2036	2,868,000	3,453,363
4.63% due 02/15/2040	2,015,000	2,514,342
4.75% due 02/15/2041	1,751,000	2,231,362
5.38% due 02/15/2031	2,000,000	2,497,422

		35,725,172

United States Treasury Notes — 40.7%
1.00% due 11/30/2019	1,695,000	1,660,438
1.13% due 05/31/2019	3,000,000	2,968,828
1.13% due 12/31/2019	2,377,000	2,328,996
1.13% due 03/31/2020	3,607,000	3,518,657
1.13% due 04/30/2020	3,967,000	3,864,571
1.13% due 02/28/2021	1,250,000	1,199,805
1.13% due 09/30/2021	2,000,000	1,900,156
1.25% due 03/31/2021	732,000	703,950
1.25% due 07/31/2023	1,500,000	1,388,438
1.38% due 01/15/2020	2,607,000	2,562,090
1.38% due 01/31/2020	2,911,000	2,859,262
1.38% due 02/15/2020	1,993,000	1,955,865
1.38% due 02/29/2020	2,818,000	2,764,172
1.38% due 03/31/2020	3,305,000	3,237,480
1.38% due 04/30/2020	3,564,000	3,486,873
1.38% due 05/31/2020	3,659,000	3,575,100
1.38% due 08/31/2020	3,408,000	3,317,608

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
1.38% due 09/30/2020	$3,243,000	$3,153,691
1.38% due 10/31/2020	3,049,000	2,960,508
1.38% due 01/31/2021	1,868,000	1,806,779
1.38% due 04/30/2021	198,000	190,807
1.38% due 06/30/2023	1,500,000	1,399,043
1.38% due 08/31/2023	1,500,000	1,395,176
1.38% due 09/30/2023	143,000	132,828
1.50% due 11/30/2019	1,012,000	998,006
1.50% due 05/31/2020	3,646,000	3,570,801
1.50% due 08/15/2026	1,181,000	1,058,979
1.63% due 12/31/2019	1,979,000	1,953,103
1.63% due 11/30/2020	2,465,000	2,403,953
1.63% due 08/15/2022	5,000,000	4,773,437
1.63% due 11/15/2022	1,500,000	1,427,344
1.63% due 05/31/2023	1,500,000	1,417,676
1.63% due 10/31/2023	265,000	249,038
1.63% due 02/15/2026	1,186,000	1,080,835
1.63% due 05/15/2026	1,233,000	1,120,344
1.75% due 10/31/2020	2,755,000	2,697,317
1.75% due 12/31/2020	2,070,000	2,023,102
1.75% due 05/15/2022	3,000,000	2,886,094
1.75% due 05/31/2022	2,000,000	1,923,203
1.75% due 06/30/2022	2,000,000	1,921,172
1.75% due 09/30/2022	2,000,000	1,915,937
1.88% due 08/31/2022	2,000,000	1,927,187
1.88% due 10/31/2022	2,000,000	1,924,219
1.88% due 08/31/2024	2,000,000	1,886,875
2.00% due 07/31/2020	3,253,000	3,210,304
2.00% due 02/28/2021	565,000	554,517
2.00% due 10/31/2021	2,000,000	1,951,094
2.00% due 11/15/2021	2,000,000	1,950,625
2.00% due 12/31/2021	2,500,000	2,435,254
2.00% due 07/31/2022	1,000,000	969,219
2.00% due 10/31/2022	3,500,000	3,384,473
2.00% due 11/30/2022	2,000,000	1,932,812
2.00% due 02/15/2023	2,000,000	1,929,219
2.00% due 05/31/2024	2,000,000	1,904,687
2.00% due 06/30/2024	3,000,000	2,854,336
2.00% due 02/15/2025	1,332,000	1,259,052
2.00% due 08/15/2025	3,217,000	3,027,750
2.00% due 11/15/2026	1,155,000	1,074,285
2.13% due 01/31/2021	1,249,000	1,230,460
2.13% due 08/15/2021	2,000,000	1,962,109
2.13% due 12/31/2021	2,000,000	1,956,484
2.13% due 12/31/2022	2,000,000	1,941,250
2.13% due 11/30/2023	273,000	262,965
2.13% due 03/31/2024	2,000,000	1,920,703
2.13% due 09/30/2024	2,000,000	1,912,031
2.13% due 05/15/2025	2,820,000	2,681,203
2.25% due 12/31/2023	344,000	333,250
2.25% due 01/31/2024	401,000	388,249
2.25% due 11/15/2024	1,352,000	1,300,613
2.25% due 12/31/2024	1,000,000	961,250
2.25% due 11/15/2025	2,742,000	2,619,253
2.25% due 08/15/2027	2,000,000	1,887,422
2.25% due 11/15/2027	3,000,000	2,826,562
2.38% due 08/15/2024	1,221,000	1,185,324
2.38% due 05/15/2027	1,000,000	955,313
2.50% due 05/15/2024	1,220,000	1,194,456
2.75% due 04/30/2023	2,500,000	2,489,160
2.75% due 11/15/2023	522,000	519,084
2.75% due 02/15/2024	535,000	531,468

92

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.75% due 02/28/2025	$2,000,000	$1,980,078
3.63% due 02/15/2021	140,000	142,986

		155,109,043

Total U.S. Government Treasuries (cost $194,967,148)		190,834,215

EXCHANGE-TRADED FUNDS — 4.5%
iShares 1-3 Year Treasury Bond ETF	42,100	3,502,299
iShares 3-7 Year Treasury Bond ETF	32,900	3,930,563
iShares 7-10 Year Treasury Bond ETF	10,000	1,017,800
iShares 10-20 Year Treasury Bond ETF	1,600	207,930
iShares 20+ Year Treasury Bond ETF	13,100	1,568,070
iShares iBoxx Investment Grade Corporate Bond Fund ETF	58,900	6,818,264

Total Exchange-Traded Funds (cost $17,344,756)		17,044,926

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Insurance-Multi-line — 0.7%
Aegon NV 5.50% due 04/11/2048	$2,100,000	2,048,013
Allstate Corp. 5.75% due 08/15/2053	500,000	515,000

Total Preferred Securities/Capital Securities (cost $2,550,921)		2,563,013

Total Long-Term Investment Securities (cost $377,241,197)		369,611,409

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $7,827,076 collateralized by $8,845,000 of United States Treasury Notes bearing interest at 1.50% due 08/15/2026 and having an approximate value of $7,985,602. (cost $7,827,000)	$7,827,000	$7,827,000

TOTAL INVESTMENTS (cost $385,068,197)(1)	99.2%	377,438,409
Other assets less liabilities	0.8	3,046,430

NET ASSETS	100.0%	$380,484,839

(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$122,711,093	$—	$122,711,093
Foreign Corporate Bonds & Notes	—	13,649,399	—	13,649,399
U.S. Government Agencies	—	22,808,763	—	22,808,763
U.S. Government Treasuries	—	190,834,215	—	190,834,215
Exchange-Traded Funds	17,044,926	—	—	17,044,926
Preferred Securities/Capital Securities	—	2,563,013	—	2,563,013
Repurchase Agreements	—	7,827,000	—	7,827,000

Total Investments at Value	$17,044,926	$360,393,483	$—	$377,438,409

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

93

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

United States Treasury Notes	48.6%
Diversified Banking Institutions	5.7
Federal Home Loan Bank	4.5
Banks-Commercial	3.6
Repurchase Agreements	2.6
Federal National Mtg. Assoc.	2.5
Pipelines	1.5
United States Treasury Bonds	1.4
Medical-Drugs	1.4
Federal Home Loan Mtg. Corp.	1.1
Cellular Telecom	1.0
Commercial Services-Finance	1.0
Electric-Distribution	0.9
Oil Companies-Integrated	0.9
Medical-Generic Drugs	0.8
Finance-Credit Card	0.8
E-Commerce/Products	0.8
Banks-Super Regional	0.8
Auto-Cars/Light Trucks	0.7
Cable/Satellite TV	0.7
Real Estate Investment Trusts	0.7
Federal Farm Credit Bank	0.7
E-Commerce/Services	0.6
Tobacco	0.6
Pharmacy Services	0.5
Medical-Biomedical/Gene	0.5
Multimedia	0.5
Transport-Services	0.5
Machinery-Farming	0.5
Home Decoration Products	0.4
Applications Software	0.4
Networking Products	0.4
Web Portals/ISP	0.4
Metal-Iron	0.3
Retail-Building Products	0.3
Food-Misc./Diversified	0.3
Machinery-Construction & Mining	0.3
Computers	0.3
Computer Services	0.3
Medical-HMO	0.3
Retail-Discount	0.3
Auto/Truck Parts & Equipment-Original	0.3
Aerospace/Defense	0.3
Medical Instruments	0.3
Enterprise Software/Service	0.3
Hotels/Motels	0.3
Diversified Manufacturing Operations	0.3
Retail-Restaurants	0.3
Brewery	0.3
Beverages-Non-alcoholic	0.3
Advertising Agencies	0.2
Banks-Fiduciary	0.2
Semiconductor Components-Integrated Circuits	0.2
Cosmetics & Toiletries	0.2
Medical Products	0.2

99.3%

*	Calculated as a percentage of net assets

Credit Quality#†

Aaa	64.4%
Aa	4.2
A	14.0
Baa	14.6
Ba	1.1
Not Rated@	1.7

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represented debt issues that either have no rating, or the rating is unavailable from the data source.

94

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 25.1%
Advertising Agencies — 0.2%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/2020	$700,000	$715,378

Aerospace/Defense — 0.3%
General Dynamics Corp. Company Guar. Notes 2.38% due 11/15/2024	1,000,000	938,387

Applications Software — 0.4%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,276,803

Auto-Cars/Light Trucks — 0.7%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	901,751
General Motors Financial Co., Inc. Company Guar. Notes 2.65% due 04/13/2020	1,300,000	1,285,037

		2,186,788

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	939,964

Banks-Commercial — 1.7%
Capital One NA Senior Notes 2.35% due 01/31/2020	1,000,000	988,101
Discover Bank Senior Notes 3.10% due 06/04/2020	1,000,000	995,547
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,388,083
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	955,261

		5,326,992

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	677,861

Banks-Super Regional — 0.8%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,483,038
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	933,748

		2,416,786

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	767,935

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	785,381

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	$600,000	$609,972
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	736,011
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	768,465

		2,114,448

Commercial Services-Finance — 1.0%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,004,803
Moody’s Corp. Senior Notes 3.25% due 06/07/2021	2,000,000	1,992,099

		2,996,902

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	979,018

Computers — 0.3%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	982,379

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	600,000	593,714

Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,196,710
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,256,735
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,255,209
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	1,897,998
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,270,264
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	960,667
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,301,201

		9,138,784

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	800,000	791,306

95

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products — 0.8%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	$1,200,000	$1,159,252
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,259,406

		2,418,658

E-Commerce/Services — 0.6%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	1,861,883

Electric-Distribution — 0.9%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	1,911,678
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	933,371

		2,845,049

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	841,125

Finance-Credit Card — 0.8%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	2,500,000	2,466,739

Food-Misc./Diversified — 0.3%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	994,003

Home Decoration Products — 0.4%
Newell Rubbermaid, Inc. Senior Notes 3.15% due 04/01/2021	1,300,000	1,282,437

Hotels/Motels — 0.3%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	835,604

Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 2.10% due 01/10/2020	1,000,000	990,110

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,398,268

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	900,000	893,355

Medical Products — 0.2%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	500,000	497,237

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene — 0.5%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	$700,000	$691,147
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	888,768

		1,579,915

Medical-Drugs — 1.4%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,460,846
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	780,328
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	941,431
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,196,402

		4,379,007

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	978,455

Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	1,500,000	1,471,597

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	1,200,000	1,228,069

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	701,036
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	953,980

		1,655,016

Pipelines — 1.5%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	700,000	712,817
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	1,100,000	1,094,664
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	582,408
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	700,000	721,595
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	536,012

96

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Partners LP Senior Notes 3.60% due 03/15/2022	$1,000,000	$996,427

		4,643,923

Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	1,010,000	1,007,217
Simon Property Group LP Senior Notes 4.38% due 03/01/2021	1,000,000	1,025,907

		2,033,124

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.00% due 06/15/2019	1,000,000	995,306

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	956,341

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.25% due 06/10/2024	800,000	786,191

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	676,178

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	710,530
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	995,005

		1,705,535

Transport-Services — 0.5%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,441,992

Web Portals/ISP — 0.4%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	1,300,000	1,170,871

Total U.S. Corporate Bonds & Notes (cost $79,231,007)		76,654,814

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Banks-Commercial — 1.9%
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,476,175
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,318,479
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	989,113

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	$2,000,000	$1,957,960

		5,741,727

Cellular Telecom — 1.0%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	1,000,000	1,024,009
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,001,990

		3,025,999

Diversified Banking Institutions — 2.7%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,810,389
Barclays PLC Senior Notes 2.75% due 11/08/2019	1,200,000	1,192,158
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	1,100,000	1,097,931
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,277,889
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,269,511
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	792,896
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	907,392

		8,348,166

Medical-Generic Drugs — 0.8%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	588,691
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	1,977,387

		2,566,078

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/2022	1,000,000	1,018,000

Oil Companies-Integrated — 0.9%
Ecopetrol SA Senior Notes 7.63% due 07/23/2019	2,000,000	2,081,620
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	606,953

		2,688,573

Total Foreign Corporate Bonds & Notes (cost $23,876,158)		23,388,543

97

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 8.8%
Federal Farm Credit Bank — 0.7%
2.55% due 06/11/2020	$2,000,000	$1,993,284

Federal Home Loan Bank — 4.5%
0.88% due 08/05/2019	2,000,000	1,968,460
1.75% due 06/12/2020	2,000,000	1,965,210
1.75% due 07/13/2020	2,000,000	1,959,928
1.88% due 03/13/2020	2,000,000	1,974,352
1.88% due 06/11/2021	2,005,000	1,951,216
1.88% due 11/29/2021	1,000,000	969,475
2.42% due 01/24/2022	1,000,000	984,200
2.50% due 12/09/2022	1,000,000	982,222
2.88% due 09/13/2024	1,000,000	992,352

		13,747,415

Federal Home Loan Mtg. Corp. — 1.1%
1.38% due 04/20/2020	2,000,000	1,956,312
2.38% due 01/13/2022	1,500,000	1,475,779

		3,432,091

Federal National Mtg. Assoc. — 2.5%
zero coupon due 10/09/2019	2,000,000	1,937,294
1.38% due 10/07/2021	2,000,000	1,911,124
2.00% due 01/05/2022	1,000,000	970,860
2.13% due 04/24/2026	2,000,000	1,862,482
2.63% due 09/06/2024	1,000,000	978,554

		7,660,314

Total U.S. Government Agencies (cost $27,200,312)		26,833,104

U.S. GOVERNMENT TREASURIES — 50.0%
United States Treasury Bonds — 1.4%
2.00% due 08/31/2021	1,300,000	1,270,242
2.38% due 12/31/2020	2,000,000	1,983,594
6.00% due 02/15/2026	1,000,000	1,207,812

		4,461,648

United States Treasury Notes — 48.6%
0.75% due 07/15/2019	1,000,000	984,141
0.75% due 08/15/2019	1,000,000	982,305
0.88% due 05/15/2019	1,000,000	988,398
0.88% due 06/15/2019	1,000,000	986,680
1.00% due 06/30/2019	1,000,000	987,227
1.00% due 11/30/2019	1,000,000	979,609
1.13% due 05/31/2019	1,000,000	989,609
1.13% due 06/30/2021	1,400,000	1,336,070
1.13% due 07/31/2021	1,400,000	1,333,883
1.25% due 05/31/2019	1,000,000	990,781
1.25% due 06/30/2019	1,000,000	989,297
1.25% due 01/31/2020	1,300,000	1,274,457
1.25% due 03/31/2021	1,300,000	1,250,184
1.38% due 07/31/2019	1,000,000	989,375
1.38% due 01/31/2020	1,000,000	982,227
1.38% due 03/31/2020	1,300,000	1,273,441
1.38% due 04/30/2020	1,300,000	1,271,867
1.38% due 08/31/2020	1,300,000	1,265,520
1.38% due 10/31/2020	1,300,000	1,262,270
1.38% due 01/31/2021	1,300,000	1,257,395
1.38% due 04/30/2021	1,300,000	1,252,773
1.38% due 05/31/2021	1,400,000	1,347,227
1.38% due 06/30/2023	1,300,000	1,212,504
1.38% due 08/31/2023	1,300,000	1,209,152
1.38% due 09/30/2023	1,300,000	1,207,527
1.50% due 05/31/2019	1,300,000	1,290,555

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
1.50% due 10/31/2019	$1,300,000	$1,283,445
1.50% due 06/15/2020	1,300,000	1,272,527
1.50% due 07/15/2020	1,400,000	1,368,828
1.50% due 08/15/2020	1,300,000	1,269,785
1.50% due 02/28/2023	1,200,000	1,131,234
1.50% due 03/31/2023	1,200,000	1,130,109
1.50% due 08/15/2026	1,500,000	1,345,020
1.63% due 12/31/2019	1,300,000	1,282,988
1.63% due 07/31/2020	1,300,000	1,273,441
1.63% due 08/31/2022	1,300,000	1,240,180
1.63% due 04/30/2023	2,000,000	1,892,187
1.63% due 02/15/2026	1,300,000	1,184,727
1.63% due 05/15/2026	1,400,000	1,272,086
1.75% due 09/30/2019	2,000,000	1,982,656
1.75% due 12/31/2020	1,300,000	1,270,547
1.75% due 11/30/2021	1,300,000	1,257,039
1.75% due 09/30/2022	1,000,000	957,969
1.75% due 01/31/2023	3,200,000	3,054,250
1.75% due 05/15/2023	1,300,000	1,236,625
1.88% due 06/30/2020	1,200,000	1,182,469
1.88% due 11/30/2021	1,300,000	1,262,371
1.88% due 02/28/2022	1,300,000	1,259,121
1.88% due 04/30/2022	2,000,000	1,933,750
1.88% due 07/31/2022	1,300,000	1,253,789
1.88% due 08/31/2022	1,200,000	1,156,313
1.88% due 10/31/2022	2,000,000	1,924,219
2.00% due 09/30/2020	2,000,000	1,970,625
2.00% due 11/30/2020	1,300,000	1,278,875
2.00% due 01/15/2021	2,000,000	1,965,312
2.00% due 05/31/2021	2,000,000	1,958,906
2.00% due 10/31/2021	1,300,000	1,268,211
2.00% due 11/15/2021	1,300,000	1,267,906
2.00% due 12/31/2021	1,300,000	1,266,332
2.00% due 02/15/2022	1,300,000	1,265,113
2.00% due 11/30/2022	1,200,000	1,159,688
2.00% due 02/15/2023	1,300,000	1,253,992
2.00% due 04/30/2024	1,300,000	1,238,961
2.00% due 05/31/2024	1,300,000	1,238,047
2.00% due 02/15/2025	1,300,000	1,228,805
2.00% due 08/15/2025	1,300,000	1,223,523
2.00% due 11/15/2026	1,300,000	1,209,152
2.13% due 08/31/2020	1,300,000	1,285,121
2.13% due 01/31/2021	1,300,000	1,280,703
2.13% due 09/30/2021	1,300,000	1,274,305
2.13% due 12/31/2021	1,300,000	1,271,715
2.13% due 06/30/2022	1,200,000	1,169,578
2.13% due 12/31/2022	1,200,000	1,164,750
2.13% due 11/30/2023	1,300,000	1,252,215
2.13% due 02/29/2024	1,200,000	1,153,359
2.13% due 03/31/2024	1,300,000	1,248,457
2.13% due 07/31/2024	1,300,000	1,244,699
2.13% due 05/15/2025	1,300,000	1,236,016
2.25% due 03/31/2020	2,000,000	1,987,266
2.25% due 02/15/2021	2,000,000	1,975,703
2.25% due 11/15/2024	1,300,000	1,250,590
2.25% due 12/31/2024	3,000,000	2,883,750
2.25% due 11/15/2025	1,300,000	1,241,805
2.25% due 02/15/2027	1,300,000	1,231,090
2.25% due 08/15/2027	1,300,000	1,226,824
2.25% due 11/15/2027	2,000,000	1,884,375
2.38% due 04/30/2020	2,000,000	1,990,469
2.38% due 03/15/2021	1,300,000	1,287,812
2.38% due 08/15/2024	1,300,000	1,262,016

98

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.38% due 05/15/2027	$1,300,000	$1,241,906
2.50% due 06/30/2020	1,500,000	1,495,254
2.50% due 03/31/2023	1,000,000	985,156
2.50% due 08/15/2023	1,500,000	1,475,391
2.50% due 05/15/2024	1,500,000	1,468,594
2.63% due 08/15/2020	1,300,000	1,298,629
2.63% due 11/15/2020	1,300,000	1,297,055
2.75% due 04/30/2023	2,500,000	2,489,160
2.75% due 05/31/2023	2,000,000	1,991,797
2.75% due 11/15/2023	1,300,000	1,292,738
2.75% due 02/15/2024	1,300,000	1,291,418
2.75% due 02/28/2025	2,000,000	1,980,078
2.75% due 02/15/2028	2,000,000	1,964,141
2.88% due 04/30/2025	2,500,000	2,492,578
2.88% due 05/15/2028	2,000,000	1,984,687
3.13% due 05/15/2021	1,300,000	1,312,543
3.63% due 02/15/2020	2,000,000	2,030,234
3.63% due 02/15/2021	1,300,000	1,327,727

		148,587,301

Total U.S. Government Treasuries (cost $156,550,847)		153,048,949

EXCHANGE-TRADED FUNDS — 5.2%
iShares 1-3 Year Treasury Bond ETF	49,800	4,142,862
iShares 3-7 Year Treasury Bond ETF	38,900	4,647,383
iShares 10-20 Year Treasury Bond ETF	9,200	1,195,598

Security Description	Principal Amount/ Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS (continued)
iShares 7-10 Year Treasury Bond ETF	11,800	1,201,004
iShares iBoxx Investment Grade Corporate Bond Fund ETF	40,900	4,734,584

Total Exchange-Traded Funds (cost $16,135,827)		15,921,431

Total Long-Term Investment Securities (cost $302,994,151)		295,846,841

REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $8,080,079 collateralized by $8,295,000 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $8,245,960 (cost $8,080,000)	$8,080,000	8,080,000

TOTAL INVESTMENTS (cost $311,074,151)(1)	99.3%	303,926,841
Other assets less liabilities	0.7	2,049,415

NET ASSETS	100.0%	$305,976,256

(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$76,654,814	$—	$76,654,814
Foreign Corporate Bonds & Notes	—	23,388,543	—	23,388,543
U.S. Government Agencies	—	26,833,104	—	26,833,104
U.S. Government Treasuries	—	153,048,949	—	153,048,949
Exchange-Traded Funds	15,921,431	—	—	15,921,431
Repurchase Agreements	—	8,080,000	—	8,080,000

Total Investments at Value	$15,921,431	$288,005,410	$—	$303,926,841

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

99

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	17.0%
Real Estate Investment Trusts	5.7
Insurance-Multi-line	4.7
Chemicals-Specialty	4.2
Oil-Field Services	4.1
Oil Companies-Exploration & Production	3.9
Semiconductor Equipment	3.4
U.S. Government Agencies	3.3
Building & Construction Products-Misc.	3.2
Insurance-Property/Casualty	2.8
Retail-Restaurants	2.4
Aerospace/Defense	2.4
Machinery-Electrical	2.3
Steel-Producers	2.3
Office Automation & Equipment	2.2
Food-Meat Products	2.2
Retail-Apparel/Shoe	2.1
Machinery-Pumps	2.1
Machinery-Construction & Mining	2.0
Aerospace/Defense-Equipment	2.0
Electric-Integrated	2.0
Electronic Components-Misc.	1.7
Electronic Components-Semiconductors	1.5
Gold Mining	1.4
Wire & Cable Products	1.4
Gas-Distribution	1.3
Rental Auto/Equipment	1.2
Food-Misc./Diversified	1.2
Telecom Equipment-Fiber Optics	1.0
Building-Mobile Home/Manufactured Housing	1.0
Recreational Vehicles	1.0
Diversified Manufacturing Operations	0.9
Transport-Truck	0.8
Chemicals-Plastics	0.8
Medical-Biomedical/Gene	0.7
Storage/Warehousing	0.7
Metal Processors & Fabrication	0.7
Disposable Medical Products	0.6
Medical Products	0.6
Auto-Heavy Duty Trucks	0.6
Commercial Services	0.6
Lasers-System/Components	0.6
Consulting Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Paper & Related Products	0.4
Repurchase Agreements	0.3
Insurance-Reinsurance	0.3
Machinery-General Industrial	0.2
Oil Field Machinery & Equipment	0.2
Oil & Gas Drilling	0.2
Machine Tools & Related Products	0.2
Water	0.1
Building-Residential/Commercial	0.1

99.6%

*	Calculated as a percentage of net assets

100

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.8%
Aerospace/Defense — 2.4%
Esterline Technologies Corp.†	102,984	$8,784,535

Aerospace/Defense-Equipment — 2.0%
AAR Corp.	153,975	7,299,955

Auto-Heavy Duty Trucks — 0.6%
REV Group, Inc.	124,000	2,129,080

Auto/Truck Parts & Equipment-Original — 0.5%
Titan International, Inc.	163,686	1,733,435

Banks-Commercial — 17.0%
Access National Corp.	71,121	1,975,741
Bryn Mawr Bank Corp.	85,439	4,173,695
Chemical Financial Corp.	188,667	10,716,286
Columbia Banking System, Inc.	237,800	9,733,154
First Horizon National Corp.	542,500	9,705,325
First of Long Island Corp.	167,322	3,647,620
German American Bancorp, Inc.	33,227	1,217,437
Glacier Bancorp, Inc.	145,000	6,191,500
Lakeland Financial Corp.	150,950	7,319,565
Peoples Bancorp, Inc.	82,200	2,977,284
TrustCo Bank Corp.	238,956	2,174,500
Washington Trust Bancorp, Inc.	35,243	2,059,953

		61,892,060

Building & Construction Products-Misc. — 3.2%
Gibraltar Industries, Inc.†	217,322	9,442,641
Simpson Manufacturing Co., Inc.	29,103	2,123,355

		11,565,996

Building Products-Wood — 0.0%
Universal Forest Products, Inc.	4,890	180,148

Building-Mobile Home/Manufactured Housing — 1.0%
Thor Industries, Inc.	37,960	3,600,506

Building-Residential/Commercial — 0.1%
M/I Homes, Inc.†	12,775	330,362

Chemicals-Plastics — 0.8%
Landec Corp.†	199,100	2,787,400

Chemicals-Specialty — 4.2%
Ingevity Corp.†	32,800	3,269,176
Minerals Technologies, Inc.	85,897	6,493,813
Versum Materials, Inc.	138,959	5,356,870

		15,119,859

Commercial Services — 0.6%
Team, Inc.†	95,600	2,084,080

Consulting Services — 0.5%
Huron Consulting Group, Inc.†	41,941	1,830,725

Disposable Medical Products — 0.6%
STERIS PLC	20,750	2,375,252

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	17,700	2,174,268
Federal Signal Corp.	46,601	1,106,774

		3,281,042

Electric-Integrated — 2.0%
Black Hills Corp.	68,000	4,077,960
IDACORP, Inc.	32,211	3,035,565

		7,113,525

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 1.7%
Gentex Corp.	9,500	$220,400
Plexus Corp.†	103,004	6,120,498

		6,340,898

Electronic Components-Semiconductors — 1.5%
Synaptics, Inc.†	106,556	5,339,521

Food-Meat Products — 2.2%
Maple Leaf Foods, Inc.	330,183	7,906,523

Food-Misc./Diversified — 1.2%
Dairy Crest Group PLC	691,475	4,399,846

Gas-Distribution — 1.3%
Spire, Inc.	65,788	4,710,421

Gold Mining — 1.4%
OceanaGold Corp.	1,646,281	5,062,170

Insurance-Multi-line — 4.7%
Horace Mann Educators Corp.	156,523	6,840,055
Old Republic International Corp.	486,300	10,363,053

		17,203,108

Insurance-Property/Casualty — 2.8%
Hanover Insurance Group, Inc.	79,900	10,021,058

Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	23,600	954,620

Lasers-System/Components — 0.6%
Coherent, Inc.†	12,913	2,041,029

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	15,407	600,257

Machinery-Construction & Mining — 2.0%
Astec Industries, Inc.	150,048	7,371,858

Machinery-Electrical — 2.3%
Regal Beloit Corp.	96,200	8,268,390

Machinery-General Industrial — 0.2%
Manitowoc Co, Inc.†	34,489	913,614

Machinery-Pumps — 2.1%
Mueller Water Products, Inc., Class A	615,100	7,596,485

Medical Products — 0.6%
Hill-Rom Holdings, Inc.	23,780	2,240,076

Medical-Biomedical/Gene — 0.7%
Cambrex Corp.†	39,232	2,452,000

Metal Processors & Fabrication — 0.5%
Mueller Industries, Inc.	60,600	2,006,466

Office Automation & Equipment — 2.2%
Zebra Technologies Corp., Class A†	57,900	7,986,147

Oil & Gas Drilling — 0.2%
Rowan Cos. PLC, Class A†	53,184	770,104

Oil Companies-Exploration & Production — 2.9%
Energen Corp.†	140,400	10,414,872

Oil Field Machinery & Equipment — 0.2%
Natural Gas Services Group, Inc.†	36,814	813,589

Oil-Field Services — 4.1%
Hunting PLC†	739,221	7,586,138
Oil States International, Inc.†	215,095	7,506,815

		15,092,953

101

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products — 0.4%
P.H. Glatfelter Co.	88,268	$1,444,947

Real Estate Investment Trusts — 5.7%
Brandywine Realty Trust	295,800	4,877,742
Highwoods Properties, Inc.	90,100	4,424,811
LTC Properties, Inc.	84,737	3,573,359
Retail Properties of America, Inc., Class A	399,238	5,010,437
Sunstone Hotel Investors, Inc.	167,301	2,721,987

		20,608,336

Recreational Vehicles — 1.0%
LCI Industries	38,395	3,530,420

Rental Auto/Equipment — 1.2%
McGrath RentCorp	74,452	4,420,960

Retail-Apparel/Shoe — 2.1%
Caleres, Inc.	231,147	7,741,113

Retail-Restaurants — 2.4%
Brinker International, Inc.	186,304	8,787,960

Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc.†	70,800	4,335,792
Cohu, Inc.	100,808	2,538,345
Kulicke & Soffa Industries, Inc.	114,200	3,010,312
MKS Instruments, Inc.	27,280	2,572,504

		12,456,953

Steel-Producers — 2.3%
Carpenter Technology Corp.	100,631	5,511,560
Reliance Steel & Aluminum Co.	30,300	2,733,060

		8,244,620

Storage/Warehousing — 0.7%
Wesco Aircraft Holdings, Inc.†	200,372	2,394,445

Telecom Equipment-Fiber Optics — 1.0%
Finisar Corp.†	223,400	3,764,290

Transport-Truck — 0.8%
Heartland Express, Inc.	146,685	2,814,885

Water — 0.1%
Connecticut Water Service, Inc.	7,584	488,561

Security Description	Shares/ Principal Amount	Value (Note 2)
Wire & Cable Products — 1.4%
Encore Wire Corp.	20,653	$1,006,834
Insteel Industries, Inc.	97,381	4,005,280

		5,012,114

Total Common Stocks (cost $282,873,947)		344,323,569

U.S. CORPORATE BONDS & NOTES — 1.2%
Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027	792,000	774,180

Oil Companies-Exploration & Production — 1.0%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	3,675,000	3,629,063

Total U.S. Corporate Bonds & Notes (cost $4,302,530)		4,403,243

Total Long-Term Investment Securities (cost $287,176,477)		348,726,812

SHORT-TERM INVESTMENT SECURITIES — 3.3%
U.S. Government Agencies — 3.3%
Federal Home Loan Bank Disc. Notes 1.80% due 08/01/2018 (cost $11,825,000)	$11,825,000	11,825,000

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount $1,080,011 collateralized by $1,060,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.63% due 01/15/2026 and having an approximate value of $1,104,341 (cost $1,080,000)	1,080,000	1,080,000

TOTAL INVESTMENTS (cost $300,081,477)(1)	99.6%	361,631,812
Other assets less liabilities	0.4	1,359,944

NET ASSETS	100.0%	$362,991,756

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$332,337,585	$11,985,984	**	$—	$344,323,569
U.S. Corporate Bonds & Notes	—	4,403,243		—	4,403,243
Short-Term Investments Securities	—	11,825,000		—	11,825,000
Repurchase Agreements	—	1,080,000		—	1,080,000

Total Investments at Value	$332,337,585	$29,294,227		$—	$361,631,812

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. Securities currently valued at $11,985,984 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

102

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	40.4%
Domestic Equity Investment Companies	30.1
International Equity Investment Companies	29.7

100.2%

*	Calculated as a percentage of net assets
#	See Note 1

103

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio##

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 30.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	65,627	$1,557,326
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	29,754	349,902
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	15,628	193,784

Total Domestic Equity Investment Companies (cost $2,056,813)		2,101,012

Domestic Fixed Income Investment Companies — 40.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	139,936	1,409,160
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	143,120	1,408,301

Total Domestic Fixed Income Investment Companies (cost $2,811,842)		2,817,461

International Equity Investment Companies — 29.7%
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	15,455	223,947

Security Description	Shares	Value (Note 2)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	160,215	$1,844,076

Total International Equity Investment Companies (cost $2,051,178)		2,068,023

TOTAL INVESTMENTS (cost $6,919,833)(1)	100.2%	6,986,496
Liabilities in excess of other assets	(0.2)	(11,273)

NET ASSETS	100.0%	$6,975,223

†	Non-income producing security
@	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
##	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$6,986,496	$—	$—	$6,986,496

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

104

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	38.2%
International Equity Investment Companies	36.3
Domestic Fixed Income Investment Companies	25.7

100.2%

*	Calculated as a percentage of net assets
#	See Note 1

105

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio##

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 38.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	82,458	$1,956,739
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	36,641	430,900
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	28,324	351,214

Total Domestic Equity Investment Companies (cost $2,691,286)		2,738,853

Domestic Fixed Income Investment Companies — 25.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	91,302	919,409
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	93,398	919,037

Total Domestic Fixed Income Investment Companies (cost $1,836,007)		1,838,446

International Equity Investment Companies — 36.3%
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	24,862	360,256

Security Description	Shares	Value (Note 2)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	194,479	$2,238,452

Total International Equity Investment Companies (cost $2,577,642)		2,598,708

TOTAL INVESTMENTS (cost $7,104,935)(1)	100.2%	7,176,007
Liabilities in excess of other assets	(0.2)	(11,875)

NET ASSETS	100.0%	$7,164,132

†	Non-income producing security
@	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.
#	See Note 8
##	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$7,176,007	$—	$—	$7,176,007

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

106

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	45.0%
International Equity Investment Companies	44.4
Domestic Fixed Income Investment Companies	10.7

100.1%

*	Calculated as a percentage of net assets
#	See Note 1

107

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio##

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 45.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	381,993	$9,064,687
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	196,853	2,314,991
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	134,866	1,672,339

Total Domestic Equity Investment Companies (cost $12,849,196)		13,052,017

Domestic Fixed Income Investment Companies — 10.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	154,830	1,559,140
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	158,393	1,558,588

Total Domestic Fixed Income Investment Companies (cost $3,114,330)		3,117,728

International Equity Investment Companies — 44.4%
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1†	102,433	1,484,250

Security Description	Shares	Value (Note 2)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	989,810	$11,392,718

Total International Equity Investment Companies (cost $12,784,595)		12,876,968

TOTAL INVESTMENTS (cost $28,748,121)(1)	100.1%	29,046,713
Liabilities in excess of other assets	(0.1)	(17,935)

NET ASSETS	100.0%	$29,028,778

@	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
##	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$29,046,713	$—	$—	$29,046,713

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

108

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Sovereign	42.1%
Diversified Financial Services	10.4
Registered Investment Companies	10.3
Banks-Special Purpose	7.1
United States Treasury Bonds	5.6
Commercial Paper	5.6
Banks-Commercial	4.2
United States Treasury Notes	3.3
Diversified Banking Institutions	1.8
Winding-Up Agency	1.5
Foreign Government Obligations	1.2
Regional Authority	1.0
Medical-Drugs	0.9
Pipelines	0.7
Cellular Telecom	0.7
Sovereign Agency	0.6
Federal National Mtg. Assoc.	0.6
Brewery	0.6
Federal Home Loan Bank	0.5
Tobacco	0.4
SupraNational Banks	0.4
Federal Home Loan Mtg. Corp.	0.4
Banks-Super Regional	0.3
Retail-Discount	0.2
Agricultural Chemicals	0.2
Telephone-Integrated	0.2
Water	0.2
Medical-HMO	0.1
Real Estate Investment Trusts	0.1
Oil Refining & Marketing	0.1

101.3%

Country Allocation*

United States	36.7%
Japan	17.6
Germany	8.9
Italy	7.8
United Kingdom	7.6
France	6.3
Spain	5.2
Cayman Islands	2.1
Canada	1.8
Norway	1.7
Australia	1.2
Belgium	1.0
Egypt	0.5
SupraNational	0.4
Sweden	0.3
Denmark	0.3
Austria	0.3
Argentina	0.3
Switzerland	0.3
Netherlands	0.2
Luxembourg	0.2
South Africa	0.1
Venezuela	0.1
Mexico	0.1
Israel	0.1
India	0.1
Sri Lanka	0.1

101.3%

Credit Quality#†

Aaa	35.9%
Aa	13.7
A	22.8
Baa	16.6
Ba	0.8
B	0.8
Caa	0.2
Ca	0.3
C	0.1
Not Rated@	8.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

109

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 10.4%
Cayman Islands — 2.1%
Acis CLO, Ltd. FRS Series 2013-1A, Class B 4.28% (3 ML+1.95%) due 04/18/2024*(1)	$	215,100	$214,881
Acis CLO, Ltd. FRS Series 2013-1A, Class C 5.28% (3 ML+2.95%) due 04/18/2024*(1)		231,035	230,785
Madison Park Funding XXX, Ltd. FRS Series 2018-30A, Class A 3.09% (3 ML+0.75%) due 04/15/2029*(1)		3,150,000	3,109,274
OCP CLO, Ltd. FRS Series 2014-5A, Class A1R 3.41% (3ML + 1.08%) due 04/26/2031*(1)		2,150,000	2,140,875
Recette Clo, Ltd. FRS Series 2015-1A, Class AR 3.27% (3 ML+0.92%) due 10/20/2027*(1)		3,050,000	3,049,930

			8,745,745

United Kingdom — 1.7%
Harben Finance PLC FRS Series 2017-1X, Class A 1.42% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	734,364	962,603
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 1.49% (3 ML GBP + 0.85%) due 11/15/2049(2)	GBP	2,333,362	3,063,284
Ripon Mortgages PLC FRS Series 1X, Class A2 1.42% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	2,372,676	3,117,546
Ripon Mortgages PLC FRS Series 1X, Class A1 1.42% (3 ML GBP + 0.80%) due 08/20/2056(2)	GBP	240,835	316,446

			7,459,879

United States — 6.6%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 3.14% (3 ML+0.80%) due 02/25/2043*		391,583	393,546
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 2.30% (1 ML+0.21%) due 03/20/2046(2)		255,629	232,926
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 2.33% (1 ML+0.27%) due 02/25/2036(2)		488,726	426,198

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 3.41% (1 ML+1.35%) due 07/26/2066*	$	2,031,064	$2,069,430
Higher Education Funding I FRS Series 2014-1, Class A 3.38% (3 ML+1.05%) due 05/25/2034*		1,772,791	1,794,909
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 2.29% (1 ML+0.23%) due 04/25/2037		750,000	677,500
Lehman XS Trust FRS Series 2007-7N, Class 1A2 2.30% (1 ML+0.24%) due 06/25/2047(2)		424,757	382,343
Louisiana Public Facilities Authority FRS Series 2011-A, Class A3 3.29% (3 ML+0.95%) due 04/25/2035		3,150,000	3,177,751
Montana Higher Education Student Assistance Corp. FRS Series 2012-1, Class A3 3.14% (1 ML+1.05%) due 07/20/2043		1,300,000	1,310,137
Navient Student Loan Trust FRS Series 2016-5A, Class A 3.31% (1 ML+1.25%) due 06/25/2065*		2,246,288	2,305,003
Nelnet Student Loan Trust FRS Series 2006-1, Class A6 2.78% (3 ML+0.45%) due 08/23/2036*		2,300,000	2,261,226
New Hampshire Higher Education Loan Corp. FRS Series 2011-1, Class A3 3.19% (3 ML+0.85%) due 10/25/2037		1,550,000	1,563,748
North Carolina State Education Assistance Authority FRS Series 2010-1, Class A1 3.24% (3 ML+0.90%) due 07/25/2041		795,163	802,757
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 3.29% (3 ML+0.95%) due 10/01/2037		1,250,000	1,269,592
Scholar Funding Trust FRS Series 2010-A, Class A 3.09% (3 ML+0.75%) due 10/28/2041*		616,722	614,380
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 3.16% (6 ML+0.66%) due 11/20/2034(2)		39,378	39,081
SLM Student Loan Trust FRS Series 2007-2, Class A4 2.40% (3 ML+0.06%) due 07/25/2022		2,100,000	2,063,227

110

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
United States (continued)
SLM Student Loan Trust FRS Series 2003-1, Class A5A 2.45% (3 ML+0.11%) due 12/15/2032*	$	1,594,901	$1,533,581
SLM Student Loan Trust FRS Series 2004-8A, Class A6 2.97% (3 ML+0.63%) due 01/25/2040*		1,100,000	1,100,659
SLM Student Loan Trust FRS Series 2008-2, Class A3 3.09% (3 ML+0.75%) due 04/25/2023		330,167	330,064
SLM Student Loan Trust FRS Series 2008-4, Class A4 3.99% (3 ML+1.65%) due 07/25/2022		726,301	742,007
SLM Student Loan Trust FRS Series 2008-5, Class A4 4.04% (3 ML+1.70%) due 07/25/2023		1,592,672	1,631,928
Station Place Securitization Trust FRS Series 2015-2, Class A 2.62% (1 ML+0.55%) due 07/15/2019*(2)(3)		850,000	850,000
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 2.64% (12 MTA+0.99%) due 06/25/2046(2)		353,707	305,569
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.90% due 12/28/2037(2)(4)		377,431	372,954

			28,250,516

Total Asset Backed Securities (cost $44,079,782)			44,456,140

CORPORATE BONDS & NOTES — 19.0%
Cayman Islands — 0.0%
China Evergrande Group Senior Sec. Notes 8.75% due 06/28/2025		200,000	185,615

France — 2.7%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	1,946,123
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,255,305
Dexia Credit Local SA Government Guar. Notes 1.88% due 03/28/2019*		2,500,000	2,485,238

			11,686,666

Germany — 8.9%
Bayer AG Jr. Sub Notes 3.00% due 07/01/2075	EUR	900,000	1,086,618

Security Description		Principal Amount**	Value (Note 2)
Germany (continued)
FMS Wertmanagement Government Guar. Notes zero coupon due 11/13/2020	EUR	2,500,000	$2,945,938
FMS Wertmanagement Government Guar. Notes 1.88% due 05/09/2019	EUR	2,900,000	3,452,236
KFW Government Guar. Notes zero coupon due 12/15/2022	EUR	16,000,000	18,754,240
KFW Government Guar. Bonds 2.50% due 01/17/2022	EUR	7,700,000	9,851,901
KFW Government Guar. Bonds 3.50% due 07/04/2021	EUR	800,000	1,039,889
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	253,736
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	637,853

			38,022,411

India — 0.1%
Reliance Industries, Ltd. Senior Notes 3.67% due 11/30/2027*		250,000	230,851

Luxembourg — 0.2%
Olivetti Finance NV Company Guar. Notes 7.75% due 01/24/2033	EUR	600,000	969,158

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	225,234

Netherlands — 0.2%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	448,735
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	348,346
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	193,990

			991,071

Norway — 1.7%
SpareBank 1 Boligkreditt AS Notes 0.13% due 11/12/2018	EUR	6,050,000	7,083,623

Singapore — 0.0%
ABJA Investment Co. Pte, Ltd. Senior Notes 5.45% due 01/24/2028		200,000	184,234

Spain — 0.2%
Banco Santander SA Senior Notes 4.38% due 04/12/2028		200,000	195,082

111

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Spain (continued)
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	600,000	$704,289

			899,371

Switzerland — 0.3%
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		1,100,000	1,052,587

United Kingdom — 0.8%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		2,000,000	1,964,837
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	785,410
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024		700,000	693,496

			3,443,743

United States — 3.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	297,939
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		2,000,000	1,963,454
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		200,000	200,239
Bank of America Corp. Senior Notes 3.25% due 10/21/2027		1,450,000	1,351,366
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	964,132
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*		400,000	401,080
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	657,323
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*		350,000	353,714
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		600,000	593,867
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028		650,000	641,427
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	867,983
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,399,746

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
MPLX LP Senior Notes 4.50% due 04/15/2038	$	350,000	$332,489
MPLX LP Senior Notes 4.70% due 04/15/2048		300,000	285,406
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	696,816
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,450,000	1,515,250
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035		500,000	534,757
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026		1,400,000	1,392,760
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	300,365
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,600,000	1,487,290

			16,237,403

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(5)(12)		390,000	92,391

Total Corporate Bonds & Notes (cost $83,022,945)			81,304,358

FOREIGN GOVERNMENT OBLIGATIONS — 43.6%
Argentina — 0.3%
Republic of Argentina Senior Notes 2.26% due 12/31/2038(6)	EUR	20,000	14,324
Republic of Argentina Senior Notes 2.50% due 12/31/2038(6)		110,000	66,275
Republic of Argentina Senior Notes 3.38% due 01/15/2023	EUR	240,000	255,526
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	310,000	316,951
Republic of Argentina Senior Bonds 6.88% due 01/11/2048		590,000	462,566

			1,115,642

Australia — 1.2%
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	2,809,155
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	982,130
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	1,410,340

			5,201,625

112

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Austria — 0.3%
Republic of Austria Senior Notes 1.50% due 11/02/2086*(5)	EUR	1,100,000	$1,183,485

Belgium — 0.9%
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*(5)	EUR	2,010,000	2,388,752
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	1,170,000	1,465,170

			3,853,922

Canada — 1.8%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,620,184
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	732,290
Province of British Columbia, Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,787,707
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	399,486
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	930,057

			7,469,724

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,260,777

France — 3.6%
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,276,267
Government of France Bonds 2.75% due 10/25/2027	EUR	6,380,000	8,932,117
Government of France Bonds 4.50% due 04/25/2041	EUR	2,700,000	5,088,847
Government of France Bonds 4.75% due 04/25/2035	EUR	30,000	54,687

			15,351,918

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	335,029

Italy — 7.8%
Republic of Italy Bonds 0.10% due 04/15/2019	EUR	4,690,000	5,481,608
Republic of Italy Bonds 0.30% due 10/15/2018	EUR	470,000	550,138

Security Description		Principal Amount**	Value (Note 2)
Italy (continued)
Republic of Italy Bonds 0.70% due 05/01/2020	EUR	180,000	$210,263
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	1,010,000	1,136,511
Republic of Italy Bonds 1.20% due 04/01/2022	EUR	7,410,000	8,565,237
Republic of Italy Bonds 2.80% due 12/01/2028	EUR	7,390,000	8,590,598
Republic of Italy Bonds 2.80% due 03/01/2067*(5)	EUR	900,000	903,877
Republic of Italy Bonds 2.95% due 09/01/2038*(5)	EUR	3,060,000	3,390,355
Republic of Italy Bonds 4.50% due 02/01/2020	EUR	400,000	494,261
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	3,120,000	4,198,291

			33,521,139

Japan — 16.4%
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	394,000,000	3,534,354
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	925,200,000	8,307,976
Government of Japan Senior Bonds 0.10% due 12/20/2020	JPY	226,150,000	2,033,014
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	425,100,000	3,860,630
Government of Japan Senior Notes 0.80% due 06/20/2047	JPY	56,550,000	515,143
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	16,927,059
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,312,494
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	149,600,000	1,574,135
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	412,257
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	1,053,000,000	10,186,926
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,471,820
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	260,500,000	3,149,694

113

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	37,700,000	$450,471
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025(7)	JPY	614,989,000	5,755,811
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(7)	JPY	575,705,039	5,419,036

			69,910,820

Mexico — 0.0%
United Mexican States Bonds 6.50% due 06/10/2021	MXN	2,522,600	130,720

South Africa — 0.1%
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,490,000	83,742
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	490,000	27,102
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	2,430,000	156,199
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	900,000	63,612
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	1,152,000	81,414
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	1,940,000	137,043
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	890,000	65,110
Republic of South Africa Bonds 9.00% due 01/31/2040	ZAR	30,000	2,187

			616,409

Spain — 4.8%
Kingdom of Spain Senior Notes 0.35% due 07/30/2023	EUR	4,790,000	5,595,574
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*(5)	EUR	3,240,000	3,846,630
Kingdom of Spain Bonds 1.50% due 04/30/2027*(5)	EUR	1,400,000	1,676,419
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	750,000	1,037,362
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	2,110,000	2,915,990

Security Description		Principal Amount**	Value (Note 2)
Spain (continued)
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*(5)	EUR	780,000	$1,344,994
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,340,886
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(5)	EUR	1,640,000	2,629,712

			20,387,567

Sri Lanka — 0.1%
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		200,000	201,502

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	429,767
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	374,179
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,043,954

			1,847,900

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	548,925
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	926,378

			1,475,303

United Kingdom — 5.1%
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	5,960,000	7,899,662
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,322,039
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	5,401,591
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,662,703
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,625,850

			21,911,845

Venezuela — 0.1%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020†(5)(12)		1,690,000	443,625

114

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Venezuela (continued)
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(5)(12)	$	230,000	$60,651

			504,276

Total Foreign Government Obligations (cost $183,152,086)			186,279,603

STRUCTURED NOTES — 0.5%
Egypt — 0.5%
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 11/01/2018*	EGP	6,000,000	321,264
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 01/17/2019*	EGP	24,800,000	1,278,711
JPMorgan Chase Bank NA (Credit linked to the Arab Republic of Egypt) zero coupon due 02/07/2019*	EGP	8,350,000	425,617

Total Structured Notes (cost $2,052,659)			2,025,592

U.S. GOVERNMENT AGENCIES — 1.5%
United States — 1.5%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,119,539
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		541,851	576,902
5.00% due 11/01/2038		109,909	117,053
5.00% due 01/01/2039		35,172	37,458
5.00% due 09/01/2039		80,700	85,947
5.00% due 05/01/2041		317,442	338,183
7.00% due 02/01/2039		419,550	473,969
Federal National Mtg. Assoc. 4.50% due 02/01/2040		8,963	9,301
4.50% due 08/01/2041		131,346	137,372
6.00% due 10/01/2034		329,468	360,235
6.00% due 11/01/2034		56,773	61,566
6.00% due 02/01/2037		329,270	359,773
6.00% due 03/01/2037		33,207	36,214
6.00% due 10/01/2037		134,034	146,434
6.00% due 08/01/2038		99,366	108,553
6.00% due 06/01/2039		1,199	1,300
6.00% due 10/01/2040		137,677	150,499
6.00% due 04/01/2041		18,557	20,305
6.00% due 05/01/2041		125,748	137,438
6.00% due 10/01/2041		130,523	142,035
7.00% due 03/01/2039		226,249	252,341
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(2)		430,335	485,268

Security Description		Shares/ Principal Amount**	Value (Note 2)
United States (continued)
Series 2012-111, Class B 7.00% due 10/25/2042(2)	$	114,850	$130,511

Total U.S. Government Agencies (cost $6,380,366)			6,288,196

U.S. GOVERNMENT TREASURIES — 8.9%
United States — 8.9%
United States Treasury Bonds 2.75% due 11/15/2047		2,010,000	1,880,371
2.88% due 08/15/2045(8)		7,200,000	6,923,531
3.00% due 05/15/2045(8)		7,910,000	7,791,350
3.63% due 02/15/2044(8)		6,910,000	7,571,849
United States Treasury Notes 2.13% due 07/31/2024		7,880,000	7,544,792
2.25% due 02/15/2027		6,640,000	6,288,028

Total U.S. Government Treasuries (cost $40,324,393)			37,999,921

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Belgium — 0.1%
KBC Groep NV 5.63% due 03/19/2019(9)	EUR	350,000	417,499

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(9)	EUR	200,000	239,709
Banco Santander SA 6.25% due 03/12/2019(9)	EUR	500,000	594,832

			834,541

Total Preferred Securities/Capital Securities (cost $1,312,077)			1,252,040

OPTIONS - PURCHASED — 0.0%
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(13)		28,700,000	66,135
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(13)		9,700,000	28,129

Total Options - Purchased (cost $205,345)			94,264

Total Long-Term Investment Securities (cost $360,529,653)			359,700,114

SHORT-TERM INVESTMENT SECURITIES — 17.1%
Commercial Paper — 5.6%
AT&T, Inc. 2.73% due 10/05/2018*		1,069,000	1,064,104
AT&T, Inc. 2.73% due 10/09/2018*		950,000	945,363
Duke Energy Corp. 2.41% due 08/27/2018*		2,118,000	2,114,412
HP, Inc. 2.67% due 10/15/2018		2,157,000	2,147,451
Keurig Dr Pepper, Inc. 2.44% due 09/25/2018		1,000,000	996,259
Marriott International, Inc. 2.49% due 08/22/2018*		2,000,000	1,997,243
Mondelez International, Inc. 2.66% due 10/02/2018*		1,900,000	1,892,013

115

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Omnicom Capital, Inc. 2.25% due 08/16/2018		$2,569,000	$2,566,439
Schulmberger Holdings Corp. 2.57% due 08/22/2018		500,000	499,319
Sempra Energy Holdings, Inc. 2.44% due 10/03/2018		2,000,000	1,991,600
Southern Co. 2.24% due 08/08/2018		1,717,000	1,716,155
Southern Co. 2.60% due 08/30/2018*		849,000	847,401
VW Credit, Inc. 2.59% due 08/13/2018		1,417,000	1,415,857
VW Credit, Inc. 2.67% due 09/20/2018*		1,500,000	1,494,985
Whirlpool Corp. 2.26% due 08/06/2018		2,150,000	2,149,210

			23,837,811

Foreign Government Obligations — 1.2%
Government of Japan zero coupon due 09/03/2018	JPY	169,200,000	1,513,370
Government of Japan zero coupon due 09/25/2018	JPY	390,200,000	3,490,342

			5,003,712

Registered Investment Companies — 10.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.58%(10)		44,286,798	44,286,798

Total Short-Term Investment Securities (cost $73,217,449)			73,128,321

TOTAL INVESTMENTS — (cost $433,747,102)(11)		101.3%	432,828,435
Liabilities in excess of other assets		(1.3)	(5,639,841)

NET ASSETS —		100.0%	$427,188,594

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $73,020,482 representing 17.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Securities classified as Level 3 (see Note 2).
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $17,960,891 representing 4.2% of net assets.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of July 31, 2018.
(7)	Principal amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of July 31, 2018.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	Security in default of interest.

(13)	Options — Purchased:

Over the Counter Purchased Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.25% versus U.S. Treasury Bonds maturing on 04/14/2020	Citibank, N.A.	April 2020	2.25%	$16,400	$46,857	$32,214	$(14,643)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.45% versus U.S. Treasury Bonds maturing on 05/01/2020	Morgan Stanley & Co. International PLC	May 2020	2.45	12,300	36,044	33,921	(2,123)

					$82,901	$66,135	$(16,766)

116

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.40% versus U.S. Treasury Bonds maturing on 01/25/2019	Citibank, N.A.	January 2019	2.40%	$6,500	$66,444	$9,318	$(57,126)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 02/13/2019	Citibank, N.A.	February 2019	2.75	3,200	56,000	18,811	(37,189)

					$122,444	$28,129	$(94,315)

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EGP — Egyptian Pound

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

ZAR — South African Rand

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — Federal Reserve 12-Month Treasury Average Index

Over the Counter Written Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.32% versus U.S. Treasury Bonds maturing on 04/14/2020	Citibank, N.A.	April 2020	2.32%	$3,600	$46,800	$31,490	$15,310
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.49% versus U.S. Treasury Bonds maturing on 05/01/2020	Morgan Stanley & Co. International PLC	May 2020	2.49	2,700	36,000	32,740	3,260

					$82,800	$64,230	$18,570

117

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Over the Counter Written Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.45% versus U.S. Treasury Bonds maturing on 01/25/2019	Citibank, N.A.	January 2019	2.45%	$2,900	$66,700	$10,030	$56,670
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.80% versus U.S. Treasury Bonds maturing on 02/13/2019	Citibank, N.A.	February 2019	2.80	1,400	55,125	21,150	33,975

					$121,825	$31,180	$90,645

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
36	Short	90 Day Euro Dollar	June 2019	$8,741,392	$8,734,950	$6,442
92	Short	90 Day Euro Dollar	December 2019	22,310,783	22,296,200	14,583
285	Short	90 Day Euro Dollar	December 2020	69,145,562	69,062,625	82,937
38	Short	Euro-BOBL	September 2018	5,867,038	5,848,130	18,908
96	Long	Euro-BTP	September 2018	12,401,342	12,431,406	30,064
139	Long	Euro-Bund	September 2018	26,379,002	26,263,155	(115,847)
4	Short	Euro-BUXL 30 Year Bonds	September 2018	819,503	821,351	(1,848)
36	Short	Euro-OAT	September 2018	6,507,853	6,471,510	36,343
13	Long	Japanese 10 Year Bonds	September 2018	17,511,603	17,519,742	8,139
42	Long	Life Long Gilt	September 2018	6,683,056	6,762,990	79,934
200	Short	U.S. Treasury 10 Year Notes	September 2018	23,977,486	23,884,375	93,111
130	Long	U.S. Treasury 2 Year Notes	September 2018	27,568,125	27,478,750	(89,375)
488	Long	U.S. Treasury 5 Year Notes	September 2018	55,285,339	55,205,000	(80,339)
77	Long	U.S. Treasury Long Bonds	September 2018	11,092,813	11,008,594	(84,219)
107	Long	U.S. Treasury Ultra Long Bonds	September 2018	17,136,556	16,788,969	(347,587)

						$(348,754)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	CNH	17,755,753	USD	2,743,101	09/19/2018	$136,836	$—

Citibank, N.A.	CNH	2,571,450	USD	383,604	09/19/2018	6,156	—
	USD	373,882	CNH	2,485,267	09/19/2018	—	(9,084)

						6,156	(9,084)

Deutsche Bank AG	CNH	7,494,177	USD	1,123,255	09/19/2018	23,228	—
	USD	1,124,410	CNH	7,511,803	09/19/2018	—	(21,796)

						23,228	(21,796)

HSBC Bank PLC	CNH	4,716,206	EUR	628,817	09/19/2018	45,635	—
	CNH	23,913,725	USD	3,690,508	09/19/2018	180,350	—
	EUR	627,982	CNH	4,806,268	09/19/2018	—	(31,436)
	HKD	14,554,265	USD	1,876,000	09/19/2018	19,720	—
	USD	729,872	CNH	4,792,936	09/19/2018	—	(26,345)
	USD	428,109	CNY	2,844,538	09/19/2018	—	(10,328)

						245,705	(68,109)

118

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A. London	CNH	2,482,166	USD	373,846	09/19/2018	$9,503	$—
	USD	1,500,816	CNH	10,075,758	09/19/2018	—	(21,854)

						9,503	(21,854)

Morgan Stanley & Co.	ARS	34,931,405	USD	1,250,771	08/10/2018	—	(13,673)
	AUD	988,497	EUR	628,188	09/19/2018	2,613	—
	AUD	192,101	GBP	108,513	09/19/2018	—	(37)
	AUD	2,467,049	NZD	2,677,478	09/19/2018	—	(8,391)
	AUD	10,802,582	USD	7,989,672	09/19/2018	—	(37,681)
	BRL	7,466,001	USD	1,928,432	08/02/2018	—	(60,751)
	BRL	1,942,968	USD	520,763	09/05/2018	5,108	—
	CAD	2,346,309	USD	1,820,602	08/17/2018	16,448	—
	CAD	1,442,818	EUR	938,210	09/19/2018	—	(9,076)
	CAD	230,023	GBP	134,201	09/19/2018	—	(474)
	CAD	10,861,919	USD	8,304,493	09/19/2018	—	(52,193)
	CHF	1,081,818	EUR	937,283	09/19/2018	2,978	—
	CHF	2,984,504	USD	2,993,170	09/19/2018	—	(32,936)
	CLP	542,359,926	USD	832,734	08/06/2018	—	(17,760)
	CNH	2,510,820	USD	368,011	09/19/2018	—	(538)
	COP	2,161,490,761	USD	749,247	08/22/2018	2,050	—
	COP	306,771,434	USD	106,296	08/23/2018	254	—
	CZK	8,018,697	EUR	311,152	09/19/2018	—	(2,195)
	CZK	4,132,148	USD	190,899	09/19/2018	1,612	—
	EUR	14,031,777	USD	16,464,554	08/31/2018	22,224	—
	EUR	2,313,900	AUD	3,670,036	09/19/2018	11,889	—
	EUR	93,515	CAD	145,542	09/19/2018	2,236	—
	EUR	1,985,661	CHF	2,304,049	09/19/2018	6,046	—
	EUR	641,945	CZK	16,732,939	09/19/2018	13,204	—
	EUR	2,140,164	GBP	1,889,236	09/19/2018	—	(26,774)
	EUR	4,192,782	HUF	1,355,348,631	09/19/2018	36,293	—
	EUR	625,002	JPY	81,339,639	09/19/2018	—	(3,644)
	EUR	2,234,867	NOK	21,295,677	09/19/2018	—	(6,770)
	EUR	2,555,402	NZD	4,411,754	09/19/2018	8,179	—
	EUR	3,482,901	PLN	15,002,119	09/19/2018	20,606	—
	EUR	19,859,880	SEK	202,760,730	09/19/2018	—	(162,348)
	EUR	621,014	SGD	984,104	09/19/2018	—	(5,233)
	EUR	21,179,645	USD	24,827,904	09/19/2018	—	(25,843)
	GBP	5,416,195	USD	7,209,125	08/14/2018	96,661	—
	GBP	118,868	AUD	212,551	09/19/2018	1,615	—
	GBP	2,468,142	EUR	2,813,577	09/19/2018	55,652	—
	GBP	3,234,926	USD	4,279,283	09/19/2018	24,833	—
	HKD	14,469,789	USD	1,847,156	09/19/2018	1,650	—
	HUF	527,229,666	EUR	1,605,229	09/19/2018	—	(44,347)
	IDR	2,425,557,462	USD	167,343	08/23/2018	—	(800)
	INR	135,212,248	USD	1,961,137	09/14/2018	—	(2,981)
	JPY	606,443,876	USD	5,548,099	08/08/2018	122,375	—
	JPY	121,452,998	EUR	936,843	09/19/2018	9,684	—
	JPY	1,385,843,979	USD	12,494,856	09/19/2018	61,065	—
	JPY	390,336,960	USD	3,586,688	09/25/2018	83,081	—
	KRW	1,782,704,084	USD	1,593,123	08/03/2018	—	(733)
	KRW	5,043,325,595	USD	4,469,574	08/17/2018	—	(49,379)
	MXN	9,236,281	USD	445,648	08/28/2018	—	(47,813)
	MXN	90,313,954	USD	4,463,614	09/19/2018	—	(344,333)
	NOK	15,675,034	EUR	1,651,115	09/19/2018	12,146	—
	NOK	12,840,086	USD	1,588,241	09/19/2018	11,070	—
	NZD	2,107,454	AUD	1,953,789	09/19/2018	15,496	—
	NZD	4,211,794	EUR	2,505,962	09/19/2018	70,089	—
	NZD	10,339,977	USD	7,056,269	09/19/2018	8,953	—
	PLN	16,352,459	EUR	3,751,616	09/19/2018	—	(75,009)
	RUB	5,183,924	USD	81,955	08/15/2018	—	(907)
	RUB	163,597,300	USD	2,574,795	08/20/2018	—	(38,791)
	SEK	16,230,842	USD	1,829,023	09/05/2018	—	(21,518)

119

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	SEK	100,738,297	EUR	9,760,096	09/19/2018	$—	$(44,849)
	SEK	1,427,828	NOK	1,323,288	09/19/2018	—	(427)
	SEK	8,761,398	USD	1,011,599	09/19/2018	11,591	—
	SGD	5,138,370	USD	3,802,969	09/19/2018	25,256	—
	THB	11,948,143	USD	363,923	08/14/2018	4,713	—
	TRY	10,684,507	USD	2,188,360	09/19/2018	64,133	—
	TWD	22,825,632	USD	745,205	08/06/2018	—	(1,246)
	TWD	129,434,665	USD	4,229,348	08/17/2018	—	(8,933)
	TWD	82,943,262	USD	2,733,792	10/11/2018	9,177	—
	USD	1,955,189	BRL	7,466,001	08/02/2018	33,994	—
	USD	1,599,181	KRW	1,782,704,084	08/03/2018	—	(5,326)
	USD	318,235	CLP	207,075,729	08/06/2018	6,488	—
	USD	746,058	TWD	22,825,632	08/06/2018	394	—
	USD	17,834,555	JPY	1,959,701,819	08/08/2018	—	(301,522)
	USD	1,245,187	ARS	34,931,405	08/10/2018	19,257	—
	USD	1,029,804	AUD	1,367,974	08/10/2018	—	(13,409)
	USD	311,922	GBP	236,339	08/14/2018	—	(1,566)
	USD	367,964	THB	11,766,387	08/14/2018	—	(14,219)
	USD	662,584	ARS	17,177,942	08/15/2018	—	(43,731)
	USD	81,416	RUB	5,183,924	08/15/2018	1,445	—
	USD	2,440,536	IDR	34,582,399,254	08/16/2018	—	(41,112)
	USD	1,122,501	ARS	29,864,137	08/17/2018	—	(48,655)
	USD	1,275,884	DKK	8,115,500	08/17/2018	—	(925)
	USD	3,554,593	KRW	3,997,421,196	08/17/2018	27,202	—
	USD	5,969,782	TWD	182,205,020	08/17/2018	—	(3,558)
	USD	2,509,610	RUB	158,553,124	08/20/2018	23,391	—
	USD	2,031,775	COP	5,950,009,260	08/22/2018	25,061	—
	USD	106,499	COP	306,771,434	08/23/2018	—	(457)
	USD	2,428,961	IDR	35,312,233,605	08/23/2018	18,930	—
	USD	22,190,613	EUR	18,808,848	08/31/2018	—	(150,547)
	USD	116,049	ARS	3,281,873	09/04/2018	—	(21)
	USD	1,086,903	SEK	9,627,665	09/05/2018	10,785	—
	USD	3,153,699	INR	217,177,332	09/14/2018	1,059	—
	USD	393,570	ARS	11,470,583	09/17/2018	6,515	—
	USD	13,255,804	AUD	17,832,739	09/19/2018	—	(4,370)
	USD	6,334,994	CAD	8,290,341	09/19/2018	43,233	—
	USD	1,240,675	CHF	1,226,104	09/19/2018	2,521	—
	USD	1,626,868	CNH	11,064,092	09/19/2018	—	(2,834)
	USD	13,121,032	EUR	11,185,553	09/19/2018	4,915	—
	USD	11,344,082	GBP	8,517,081	09/19/2018	—	(142,745)
	USD	3,711,662	HKD	29,024,055	09/19/2018	—	(9,876)
	USD	9,264,093	JPY	1,017,283,476	09/19/2018	—	(137,026)
	USD	3,143,439	MXN	62,798,341	09/19/2018	199,689	—
	USD	1,833,506	NOK	14,937,193	09/19/2018	1,257	—
	USD	11,978,605	NZD	17,282,750	09/19/2018	—	(199,372)
	USD	2,114,205	PLN	7,660,715	09/19/2018	—	(16,642)
	USD	588,047	SEK	5,202,276	09/19/2018	5,730	—
	USD	1,238,192	SGD	1,684,915	09/19/2018	553	—
	USD	2,274,873	TRY	11,080,573	09/19/2018	—	(71,903)
	USD	7,771,491	ZAR	104,790,246	09/19/2018	137,859	—
	USD	362,658	ARS	10,569,247	09/27/2018	2,216	—
	USD	1,245,746	ARS	37,029,813	09/28/2018	31,299	—
	USD	1,037,548	ARS	30,586,907	10/10/2018	4,692	—
	ZAR	8,772,186	USD	697,650	08/08/2018	31,963	—
	ZAR	95,792,619	USD	7,008,983	09/19/2018	—	(221,245)

						1,481,428	(2,579,444)

Morgan Stanley & Co. International PLC	CNH	856,995	USD	127,928	09/19/2018	2,135	—

Standard Chartered Bank	CNH	7,476,870	USD	1,129,882	09/19/2018	32,395	—
	USD	743,191	CNH	4,942,041	09/19/2018	—	(17,778)

						32,395	(17,778)

Net Unrealized Appreciation/(Depreciation)						$1,937,386	$(2,718,065)

120

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

ARS	— Argentine Peso	EUR	— Euro Currency	PLN	— Polish Zloty
AUD	— Australian Dollar	GBP	— British Pound Sterling	RUB	— New Russian Ruble
BRL	— Brazilian Real	HKD	— Hong Kong Dollar	SEK	— Swedish Krona
CAD	— Canadian Dollar	HUF	— Hungarian Forint	SGD	— Singapore Dollar
CHF	— Swiss Franc	IDR	— Indonesian Rupiah	THB	— Thailand Baht
CLP	— Chilean Peso	INR	— Indian Rupee	TRY	— Turkish Lira
CNH	— Yuan Renminbi Offshore	JPY	— Japanese Yen	TWD	— New Taiwan Dollar
CNY	— Yuan Renminbi	KRW	— South Korean Won	USD	— United States Dollar
COP	— Colombian Peso	MXN	— Mexican Peso	ZAR	— South African Rand
CZK	— Czech Koruna	NOK	— Norwegian Krone
DKK	— Danish Krone	NZD	— New Zealand Dollar

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
EUR	250,450	3/18/2020	12 month EURIBOR/Annually	0.225%/Annually	$6,608	$24,321
EUR	6,940	9/19/2020	0.100%/Annually	3 month EURIBOR/Quarterly	30,932	13,859
ZAR	13,725	9/19/2020	7.500%/Quarterly	3 month JIBAR/Quarterly	1,021	2,904
EUR	8,250	10/15/2020	6 month EURIBOR/Semi-annually	0.100%/Annually	(46,029)	3,197
EUR	1,090	10/15/2020	6 month EURIBOR/Semi-annually	0.100%/Annually	(1,171)	601
EUR	39,140	12/16/2021	0.350%/Annually	6 month EURIBOR/Semi-annually	(95,955)	160,165
EUR	14,870	6/15/2023	0.750%/Annually	6 month EURIBOR/Semi-annually	12,103	59,723
CAD	21,680	9/19/2023	3 month CDOR/Semi-annually	2.250%/Semi-annually	203,756	100,345
EUR	18,810	9/19/2023	0.500%/Annually	6 month EURIBOR/Semi-annually	95,699	46,372
GBP	19,590	9/19/2023	6 month GBP-LIBOR/Semi-annually	1.250%/Semi-annually	133,632	69,180
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	1,144	466
USD	9,370	5/31/2025	3 month USD-LIBOR/Quarterly	2.900%/Semi-annually	2,962	57,411
SEK	28,720	12/21/2027	3 month STIBOR/Quarterly	2.250%/Annually	(59,650)	148
USD	8,960	12/21/2027	2.750%/Semi-annually	3 month USD-LIBOR/Quarterly	(125,663)	6,378
CHF	4,200	6/21/2028	1.000%/Annually	6 month CHF-LIBOR/Semi-annually	(6,747)	905
EUR	6,760	6/21/2028	6 month EURIBOR/Semi-annually	1.500%/Annually	13,734	7,501
AUD	4,270	9/19/2028	2.750%/Semi-annually	6 month BBSW/Semi-annually	(73,701)	43,910
EUR	3,750	9/19/2028	6 month EURIBOR/Semi-annually	1.000%/Annually	(15,036)	2,246
GBP	1,100	9/19/2028	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	11,331	3,971
GBP	4,720	11/21/2028	6 month GBP-LIBOR/Semi-annually	1.400%/Semi-annually	121,494	8,563
GBP	520	9/19/2033	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	12,582	5,547
USD	1,910	6/16/2037	2.750%/Semi-annually	3 month USD-LIBOR/Quarterly	(49,793)	51
GBP	8,440	12/14/2037	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	25,877	61,039
JPY	59,450	6/14/2038	6 month JPY-LIBOR/Semi-annually	1.250%/Semi-annually	(4,477)	779
USD	1,240	6/17/2047	2.500%/Semi-annually	3 month USD-LIBOR/Quarterly	(31,564)	589
JPY	62,080	6/16/2048	6 month JPY-LIBOR/Semi-annually	1.500%/Semi-annually	(12,723)	5,788

121

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@ — (continued)
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
CAD	1,300	7/18/2048	3 month CDOR/Semi-annually	2.540%/Semi-annually	$4,977	$50,602
GBP	340	9/19/2048	6 month GBP-LIBOR/Semi-annually	1.500%/Semi-annually	14,387	6,156
JPY	802,420	9/19/2048	6 month JPY-LIBOR/Semi-annually	1.000%/Semi-annually	(196,832)	75,580

					$(27,102)	$818,297

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
SEK	88,570	9/15/2018	0.330%/Annually	3 month STIBOR/Quarterly	$19,615	$(18,800)
MXN	20,000	6/17/2020	7.600%/Monthly	1 month TIIE/Monthly	(736)	(9,780)
CAD	15,600	9/19/2020	2.000%/Semi-annually	3 month CDOR/Semi-annually	(88,224)	(19,464)
GBP	32,570	9/19/2020	1.000%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(63,987)	(75,582)
NOK	68,530	9/19/2020	1.600%/Annually	6 month NIBOR/Semi-annually	11,293	(8,809)
NOK	71,160	9/19/2020	1.450%/Annually	3 month NIBOR/Quarterly	4,409	(16,069)
SEK	191,560	9/19/2020	3 month STIBOR/Quarterly	0.100%/Annually	(50,756)	(14,391)
SEK	310,950	12/16/2021	3 month STIBOR/Quarterly	0.500%/Annually	151,345	(158,875)
CAD	7,800	7/18/2022	2.028%/Semi-annually	3 month CDOR/Semi-annually	(20,329)	(92,401)
SEK	126,270	9/19/2022	3 month STIBOR/Quarterly	0.500%/Annually	(41,850)	(27,500)
NZD	6,920	9/19/2023	3 month NDBB/Quarterly	2.750%/Semi-Annually	(1,910)	(32,724)
SEK	343,100	9/19/2023	3 month STIBOR/Quarterly	0.750%/Annually	(298,595)	(55,447)
USD	43,840	9/19/2023	2.250%/Semi-annually	3 month USD-LIBOR/Quarterly	(1,424,537)	(88,131)
GBP	7,830	11/21/2023	1.200%/Semi-annually	6 month GBP-LIBOR/Semi-annually	(111,778)	(5,389)
SEK	34,440	11/2/2027	3 month STIBOR/Quarterly	2.000%/Annually	1,581	(32,417)
NZD	3,010	6/21/2028	3 month NDBB/Quarterly	4.000%/Semi-annually	330	(33,872)
CAD	4,910	9/19/2028	2.250%/Semi-annually	3 month CDOR/Semi-annually	(139,312)	(31,356)
EUR	1,000	9/19/2038	6 month EURIBOR/Semi-annually	1.500%/Annually	1,432	(7,630)
NZD	4,770	9/19/2028	3 month NDBB/Quarterly	3.250%/Semi-annually	(23,271)	(28,299)
SEK	20,230	9/19/2028	3 month STIBOR/Quarterly	1.250%/Annually	23,216	(21,496)
USD	70	9/19/2028	3 month USD-LIBOR/Quarterly	2.500%/Semi-Annually	3,454	(164)
USD	4,300	6/15/2048	3.000%/Semi-annually	3 month USD-LIBOR/Quarterly	9,805	(34,532)
EUR	1,650	9/19/2048	6 month EURIBOR/Semi-annually	1.500%/Annually	25,741	(11,823)
USD	40	9/19/2048	3 month USD-LIBOR/Quarterly	2.500%/Semi-Annually	4,660	(218)

					$(2,008,404)	$(825,169)

Net Unrealized Appreciation/(Depreciation)					$(2,035,506)	$(6,872)

@	Illiquid security. At July 31, 2018, the aggregate value of these securities was ($2,042,378) representing 0.5% of net assets.

BBSW	— Bank Bill Swap Reference Rate
CDOR	— Canadian Dollar Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannedburg Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
NDBB	— New Zealand Bank Dollar Bill
NIBOR	— Norwegian Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate

122

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection@ (1)
							Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at July 31, 2018(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.3382%	$12,180	$15,833	$(240,553)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.3382%	240	328	(4,756)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.3382%	80	104	(1,580)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.3382%	11,780	16,088	(233,428)

Total							$32,353	$(480,317)

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection@ (1)
						Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2018(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX Emerging Markets Index	(1.000)%	Quarterly	6/20/2023	1.6931%	$2,240	$43,552	$24,208

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection@ (2)
						Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at July 31, 2018(3)	Notional Amount(4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index	5.000%	Quarterly	6/20/2023	3.3000%	$1,830	$(118,521)	$(9,680)
CDX North America Investment Grade Index	1.000%	Quarterly	6/20/2023	0.5820%	18,225	296,390	46,419
iTraxx Europe Index	1.000%	Quarterly	6/20/2023	0.6050%	9,140	(181,144)	(22,625)

Total						$(3,275)	$14,114

@	Illiquid security. At July 31, 2018, the aggregate value of these securities was ($369,365) representing 0.1% of net assets.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

123

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
United States	$—	$27,400,516	$850,000	$28,250,516
Other Countries	—	16,205,624	—	16,205,624
Corporate Bonds & Notes	—	81,304,358	—	81,304,358
Foreign Government Obligations	—	186,279,603	—	186,279,603
Structured Notes	—	2,025,592	—	2,025,592
U.S. Government Agencies	—	6,288,196	—	6,288,196
U.S. Government Treasuries	—	37,999,921	—	37,999,921
Preferred Securities/Capital Securities	—	1,252,040	—	1,252,040
Options-Purchased	—	94,264	—	94,264
Short-Term Investment Securities:
Commercial Paper	—	23,837,811	—	23,837,811
Foreign Government Obligations	—	5,003,712	—	5,003,712
Registered Invesment Companies	44,286,798	—	—	44,286,798

Total Investments at Value	$44,286,798	$387,691,637	$850,000	$432,828,435

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$18,570	$—	$18,570
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	90,645	—	90,645
Futures Contracts	370,461	—	—	370,461
Forward Foreign Currency Contracts	—	1,937,386	—	1,937,386
Centrally Cleared Interest Rate Swap Contracts	—	818,297	—	818,297
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	24,208	—	24,208
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	46,419	—	46,419

Total Other Financial Instruments	$370,461	$2,935,525	$—	$3,305,986

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$719,215	$—	$—	$719,215
Forward Foreign Currency Contracts	—	2,718,065	—	2,718,065
Centrally Cleared Interest Rate Swap Contracts	—	825,169	—	825,169
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	480,317	—	480,317
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	32,305	—	32,305

Total Other Financial Instruments	$719,215	$4,055,856	$—	$4,775,071

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

124

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Registered Investment Companies	54.7%
Exchange-Traded Funds	6.3
Medical-Drugs	2.9
Real Estate Investment Trusts	1.7
Banks-Commercial	1.5
Insurance-Property/Casualty	1.3
Oil Refining & Marketing	1.3
Computers	1.1
Medical-Biomedical/Gene	1.1
E-Commerce/Products	1.1
Oil Companies-Exploration & Production	0.9
Web Portals/ISP	0.9
Diversified Banking Institutions	0.9
Semiconductor Equipment	0.8
Applications Software	0.8
Medical-HMO	0.7
Computer Software	0.7
Internet Content-Entertainment	0.7
Medical Instruments	0.7
Building-Residential/Commercial	0.6
Computer Services	0.5
Aerospace/Defense	0.5
Transport-Rail	0.5
Tobacco	0.5
Electric-Integrated	0.4
Human Resources	0.4
Commercial Services	0.4
Retail-Restaurants	0.4
Hotels/Motels	0.4
Oil-Field Services	0.4
Diagnostic Kits	0.4
Airlines	0.4
Internet Security	0.4
Brewery	0.4
Commercial Services-Finance	0.4
Insurance-Life/Health	0.4
Auto-Cars/Light Trucks	0.4
Building-Mobile Home/Manufactured Housing	0.4
Cable/Satellite TV	0.4
Retail-Apparel/Shoe	0.3
Publishing-Newspapers	0.3
Engineering/R&D Services	0.3
Computers-Memory Devices	0.3
Multimedia	0.3
Diagnostic Equipment	0.3
Electronic Forms	0.3
Cosmetics & Toiletries	0.3
Insurance-Multi-line	0.3
Computer Data Security	0.3
Retail-Discount	0.3
Electronic Components-Semiconductors	0.3
Financial Guarantee Insurance	0.2
Networking Products	0.2
Electric-Distribution	0.2
Steel-Producers	0.2
Retail-Consumer Electronics	0.2
Insurance-Reinsurance	0.2
Garden Products	0.2
Electronic Measurement Instruments	0.2
Finance-Auto Loans	0.2
E-Commerce/Services	0.2

Telecom Services	0.2%
Television	0.1
Banks-Super Regional	0.1
Machinery-Construction & Mining	0.1
Containers-Paper/Plastic	0.1
E-Marketing/Info	0.1
Telephone-Integrated	0.1
Medical-Hospitals	0.1
Industrial Gases	0.1
Pharmacy Services	0.1
Food-Misc./Diversified	0.1
Food-Wholesale/Distribution	0.1
Agricultural Chemicals	0.1
Independent Power Producers	0.1
E-Services/Consulting	0.1
Diversified Manufacturing Operations	0.1
Finance-Investment Banker/Broker	0.1
Oil Companies-Integrated	0.1
Satellite Telecom	0.1
Lighting Products & Systems	0.1
Telecommunication Equipment	0.1
Enterprise Software/Service	0.1
Rubber-Tires	0.1
Metal-Copper	0.1
Retail-Mail Order	0.1
Retail-Major Department Stores	0.1
Chemicals-Diversified	0.1

97.1%

*	Calculated as a percentage of net assets

125

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 36.1%
Aerospace/Defense — 0.5%
Boeing Co.	242	$86,224
Esterline Technologies Corp.†	103	8,786

		95,010

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	358	15,902

Airlines — 0.4%
Copa Holdings SA, Class A	36	3,504
Delta Air Lines, Inc.	1,193	64,923

		68,427

Applications Software — 0.8%
Intuit, Inc.	13	2,655
Microsoft Corp.	1,069	113,400
salesforce.com, Inc.†	32	4,389
ServiceNow, Inc.†	122	21,467

		141,911

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	1,630	61,793

Auto/Truck Parts & Equipment-Original — 0.0%
Allison Transmission Holdings, Inc.	55	2,585

Banks-Commercial — 1.5%
Citizens Financial Group, Inc.	1,679	66,791
First Citizens BancShares, Inc., Class A	149	60,616
International Bancshares Corp.	454	20,180
PacWest Bancorp	1,161	58,305
SVB Financial Group†	154	47,414
Western Alliance Bancorp†	124	7,033

		260,339

Banks-Super Regional — 0.1%
Comerica, Inc.	230	22,296

Brewery — 0.4%
Molson Coors Brewing Co., Class B	982	65,794

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	97	7,077

Building-Mobile Home/Manufactured Housing — 0.4%
Thor Industries, Inc.	650	61,652

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	1,397	61,049
PulteGroup, Inc.	1,272	36,239

		97,288

Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	4	1,218
Comcast Corp., Class A	1,689	60,433

		61,651

Chemicals-Diversified — 0.1%
Huntsman Corp.	265	8,885

Commercial Services — 0.4%
Medifast, Inc.	334	57,341
Weight Watchers International, Inc.†	191	17,100

		74,441

Commercial Services-Finance — 0.4%
S&P Global, Inc.	327	65,544

Security Description	Shares	Value (Note 2)
Computer Data Security — 0.3%
Fortinet, Inc.†	800	$50,328

Computer Services — 0.5%
Insight Enterprises, Inc.†	667	33,530
International Business Machines Corp.	432	62,610

		96,140

Computer Software — 0.7%
Citrix Systems, Inc.†	516	56,745
Splunk, Inc.†	632	60,735

		117,480

Computers — 1.1%
Apple, Inc.	1,025	195,047

Computers-Memory Devices — 0.3%
Western Digital Corp.	770	54,016

Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	168	8,207
WestRock Co.	205	11,886

		20,093

Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	386	52,087

Diagnostic Equipment — 0.3%
Genomic Health, Inc.†	994	53,358

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	284	69,560

Diversified Banking Institutions — 0.9%
Bank of America Corp.	4,122	127,287
JPMorgan Chase & Co.	204	23,450

		150,737

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand PLC	146	14,382

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	85	151,082
eBay, Inc.†	981	32,815

		183,897

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	11	22,316
Expedia Group, Inc.	12	1,606
Liberty Expedia Holdings, Inc., Class A†	142	6,840

		30,762

E-Marketing/Info — 0.1%
New Media Investment Group, Inc.	1,114	20,041

E-Services/Consulting — 0.1%
CDW Corp.	175	14,716

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	1,229	35,002
PPL Corp.	76	2,186

		37,188

Electric-Integrated — 0.4%
CMS Energy Corp.	381	18,418
MDU Resources Group, Inc.	28	812
PG&E Corp.	316	13,613
Portland General Electric Co.	969	43,954

		76,797

126

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 0.3%
Mellanox Technologies, Ltd.†	345	$27,082
Micron Technology, Inc.†	372	19,638

		46,720

Electronic Forms — 0.3%
Adobe Systems, Inc.†	215	52,606

Electronic Measurement Instruments — 0.2%
National Instruments Corp.	719	31,499

Engineering/R&D Services — 0.3%
AECOM†	1,722	57,790

Enterprise Software/Service — 0.1%
Black Knight, Inc.†	186	9,607

Finance-Auto Loans — 0.2%
Ally Financial, Inc.	1,150	30,774

Finance-Consumer Loans — 0.0%
Synchrony Financial	50	1,447

Finance-Credit Card — 0.0%
Visa, Inc., Class A	26	3,555

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	558	13,532

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	1,073	41,761

Food-Misc./Diversified — 0.1%
J&J Snack Foods Corp.	89	12,901
Mondelez International, Inc., Class A	83	3,601

		16,502

Food-Wholesale/Distribution — 0.1%
US Foods Holding Corp.†	473	15,992

Garden Products — 0.2%
Toro Co.	533	32,081

Hotels/Motels — 0.4%
Marriott International, Inc., Class A	551	70,440

Human Resources — 0.4%
Insperity, Inc.	528	50,213
Kforce, Inc.	688	26,006

		76,219

Independent Power Producers — 0.1%
NRG Energy, Inc.	480	15,202

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	106	17,402

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	64	2,287
Athene Holding, Ltd., Class A†	513	23,531
Brighthouse Financial, Inc.†	835	36,264

		62,082

Insurance-Multi-line — 0.3%
Allstate Corp.	533	50,699

Insurance-Property/Casualty — 1.3%
Arch Capital Group, Ltd.†	1,449	44,281
Berkshire Hathaway, Inc., Class B†	104	20,579
First American Financial Corp.	602	33,712
Progressive Corp.	1,199	71,952

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty (continued)
White Mountains Insurance Group, Ltd.	63	$57,521

		228,045

Insurance-Reinsurance — 0.2%
Argo Group International Holdings, Ltd.†	531	33,214
Reinsurance Group of America, Inc.	8	1,132

		34,346

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	523	90,260
Netflix, Inc.†	76	25,646

		115,906

Internet Security — 0.4%
Palo Alto Networks, Inc.†	342	67,805

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	78	10,844

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	155	22,289

Medical Instruments — 0.7%
Boston Scientific Corp.†	2,044	68,699
Medtronic PLC	502	45,295

		113,994

Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	126	16,753
Amgen, Inc.	195	38,327
Biogen, Inc.†	236	78,912
Gilead Sciences, Inc.	28	2,179
Incyte Corp.†	45	2,994
PTC Therapeutics, Inc.†	131	4,987
Vertex Pharmaceuticals, Inc.†	259	45,338

		189,490

Medical-Drugs — 2.9%
AbbVie, Inc.	838	77,289
Allergan PLC	417	76,765
Bristol-Myers Squibb Co.	1,354	79,547
Johnson & Johnson	1,067	141,399
Merck & Co., Inc.	1,003	66,068
Pfizer, Inc.	19	759
Zoetis, Inc.	667	57,682

		499,509

Medical-HMO — 0.7%
Anthem, Inc.	44	11,132
Humana, Inc.	156	49,012
WellCare Health Plans, Inc.†	263	70,332

		130,476

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	147	18,262

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	577	9,521

Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	50	3,223

Multimedia — 0.3%
Viacom, Inc., Class B	1,840	53,452

127

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Networking Products — 0.2%
Arista Networks, Inc.†	134	$34,268
LogMeIn, Inc.	44	3,566

		37,834

Oil & Gas Drilling — 0.0%
Ocean Rig UDW, Inc.†	105	2,944

Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp.	382	27,943
CNX Resources Corp.†	1,257	20,464
ConocoPhillips	776	56,004
Continental Resources, Inc.†	651	41,580
Marathon Oil Corp.	167	3,527
Pioneer Natural Resources Co.	60	11,356

		160,874

Oil Companies-Integrated — 0.1%
Exxon Mobil Corp.	166	13,531

Oil Refining & Marketing — 1.3%
HollyFrontier Corp.	587	43,779
Marathon Petroleum Corp.	874	70,645
Phillips 66	608	74,991
Valero Energy Corp.	284	33,611

		223,026

Oil-Field Services — 0.4%
FTS International, Inc.†	135	1,620
Halliburton Co.	1,604	68,042

		69,662

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	208	16,528

Publishing-Newspapers — 0.3%
News Corp., Class A	3,873	58,366

Real Estate Investment Trusts — 1.7%
Apple Hospitality REIT, Inc.	918	16,515
DiamondRock Hospitality Co.	322	3,838
Duke Realty Corp.	956	27,839
Gaming and Leisure Properties, Inc.	35	1,271
Highwoods Properties, Inc.	218	10,706
Hospitality Properties Trust	566	16,001
Host Hotels & Resorts, Inc.	2,745	57,480
Kimco Realty Corp.	1,711	28,557
Piedmont Office Realty Trust, Inc., Class A	2,418	47,828
Simon Property Group, Inc.	102	17,973
Sun Communities, Inc.	650	63,024

		291,032

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	1,879	44,513
Burlington Stores, Inc.†	5	764
Foot Locker, Inc.	286	13,960

		59,237

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	468	35,114

Retail-Discount — 0.3%
Walmart, Inc.	538	48,006

Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	161	9,417

Security Description	Shares	Value (Note 2)
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	93	$9,045

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	86	3,417

Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	489	52,294
Red Robin Gourmet Burgers, Inc.†	218	10,311
Yum! Brands, Inc.	126	9,991

		72,596

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	396	9,587

Satellite Telecom — 0.1%
EchoStar Corp., Class A†	270	12,147

Schools — 0.0%
Bright Horizons Family Solutions, Inc.†	23	2,461
Grand Canyon Education, Inc.†	21	2,447

		4,908

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	585	28,449
KLA-Tencor Corp.	395	46,381
Lam Research Corp.	372	70,918

		145,748

Steel-Producers — 0.2%
Carpenter Technology Corp.	28	1,533
Nucor Corp.	491	32,863
Steel Dynamics, Inc.	34	1,601

		35,997

Telecom Services — 0.2%
Vonage Holdings Corp.†	2,314	29,642

Telecommunication Equipment — 0.1%
Casa Systems, Inc.†	685	10,433

Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	513	19,027

Television — 0.1%
Nexstar Media Group, Inc., Class A	353	26,281

Tobacco — 0.5%
Philip Morris International, Inc.	1,027	88,630
Vector Group, Ltd.	35	646

		89,276

Transport-Rail — 0.5%
Norfolk Southern Corp.	6	1,014
Union Pacific Corp.	606	90,833

		91,847

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	30	1,549

Web Portals/ISP — 0.9%
Alphabet, Inc., Class A†	60	73,633
Alphabet, Inc., Class C†	64	77,905

		151,538

Total Common Stocks (cost $5,861,363)		6,228,905

128

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 6.3%
iShares MSCI EAFE Small-Cap ETF	7,211	$457,754
SPDR S&P International Small-Cap ETF	13,250	456,330
Vanguard REIT ETF	2,158	176,827

Total Exchange-Traded Funds (cost $1,092,430)		1,090,911

Total Long-Term Investment Securities (cost $6,953,793)		7,319,816

SHORT-TERM INVESTMENT SECURITIES — 54.7%
Registered Investment Companies — 54.7%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.83%(1) (cost $9,458,377)	9,458,377	9,458,377

TOTAL INVESTMENTS (cost $16,412,170)(2)	97.1%	16,778,193
Other assets less liabilities	2.9	505,436

NET ASSETS	100.0%	$17,283,629

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2018
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
3	Long	S&P 500 E-Mini Index	September 2018	$420,530	$422,565	$2,035
14	Long	U.S. Treasury Long Bonds	September 2018	1,972,964	2,001,562	28,598
27	Long	U.S. Treasury 10 Year Notes	September 2018	3,206,589	3,224,390	17,801
14	Long	MSCI Emerging Markets	September 2018	798,349	767,410	(30,939)
6	Long	E-Mini Russell 2000 Index	September 2018	504,049	501,720	(2,329)
28	Long	MSCI EAFE Index	September 2018	2,825,872	2,806,020	(19,852)

						$(4,686)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at July 31, 2018(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	06/20/2028	1.052%	$5,290	$(21,522)	$(438)

@	Illiquid security. At July 31, 2018, the aggregate value of these securities was ($21,960) representing (0.1%) of net assets
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a

129

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,228,905	$—	$—	$6,228,905
Exchanged-Traded Funds	1,090,911	—	—	1,090,911
Short-Term Investment Securities	9,458,377	—	—	9,458,377

Total Investments at Value	$16,778,193	$—	$—	$16,778,193

Other Financial Instruments:†
Futures Contracts	$48,434	$—	$—	$48,434

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$53,120	$—	$—	$53,120
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	438	—	438

Total Other Financial Instruments	$53,120	$438	$—	$53,558

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

130

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.7%
Domestic Fixed Income Investment Companies	40.3
International Equity Investment Companies	9.1

100.1%

*	Calculated as a percentage of net assets

131

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 50.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,073,651	$25,477,730
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	269,970	3,174,844
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	305,129	3,783,602

Total Domestic Equity Investment Companies (cost $30,300,405)		32,436,176

Domestic Fixed Income Investment Companies — 40.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,410,514	14,203,881
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,173,221	11,544,498

Total Domestic Fixed Income Investment Companies (cost $25,892,806)		25,748,379

International Equity Investment Companies — 9.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $5,846,229)	506,599	5,830,958

TOTAL INVESTMENTS (cost $62,039,440)(1)	100.1%	64,015,513
Liabilities in excess of other assets	(0.1)	(48,558)

NET ASSETS	100.0%	$63,966,955

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$64,015,513	$—	$—	$64,015,513

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

132

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	65.4%
Domestic Fixed Income Investment Companies	20.6
International Equity Investment Companies	14.1

100.1%

*	Calculated as a percentage of net assets

133

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 65.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,744,891	$65,136,254
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,100,850	12,945,996
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	621,829	7,710,673

Total Domestic Equity Investment Companies (cost $79,826,718)		85,792,923

Domestic Fixed Income Investment Companies — 20.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,550,692	15,615,470
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,149,850	11,314,522

Total Domestic Fixed Income Investment Companies (cost $27,097,166)		26,929,992

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 14.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $18,322,058)	1,603,584	$18,457,254

TOTAL INVESTMENTS (cost $125,245,942)(1)	100.1%	131,180,169
Liabilities in excess of other assets	(0.1)	(68,866)

NET ASSETS	100.0%	$131,111,303

†	Non-income producing security
@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$131,180,169	$—	$—	$131,180,169

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

134

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	70.3%
International Equity Investment Companies	19.0
Domestic Fixed Income Investment Companies	10.7

100.0%

*	Calculated as a percentage of net assets

135

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 70.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	8,322,569	$197,494,566
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,022,314	35,542,418
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,709,113	21,193,003

Total Domestic Equity Investment Companies (cost $236,936,509)		254,229,987

Domestic Fixed Income Investment Companies — 10.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	2,132,302	21,472,284
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,751,611	17,235,850

Total Domestic Fixed Income Investment Companies
(cost $38,851,752)		38,708,134

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 19.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $68,343,996)	5,983,138	$68,865,919

TOTAL INVESTMENTS (cost $344,132,257)(1)	100.0%	361,804,040
Liabilities in excess of other assets	0.0	(126,418)

NET ASSETS	100.0%	$361,677,622

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$361,804,040	$—	$—	$361,804,040

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

136

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	6.9%
Diversified Banking Institutions	5.8
Banks-Commercial	5.7
Oil Companies-Integrated	4.6
Repurchase Agreements	4.1
Auto-Cars/Light Trucks	2.9
Exchange-Traded Funds	2.8
Telephone-Integrated	2.3
Food-Misc./Diversified	2.2
Cosmetics & Toiletries	2.1
Insurance-Life/Health	2.1
Chemicals-Diversified	1.8
Electric-Integrated	1.7
Insurance-Multi-line	1.6
Real Estate Investment Trusts	1.4
Food-Retail	1.3
Tobacco	1.3
Diversified Minerals	1.1
Metal-Diversified	1.1
Real Estate Operations & Development	1.1
Brewery	1.0
Transport-Rail	1.0
Diversified Manufacturing Operations	1.0
Beverages-Wine/Spirits	0.9
Electronic Components-Misc.	0.9
Import/Export	0.9
Medical Products	0.9
Enterprise Software/Service	0.8
Medical-Biomedical/Gene	0.8
Machinery-Electrical	0.8
Industrial Automated/Robotic	0.8
Finance-Other Services	0.8
Cellular Telecom	0.7
Aerospace/Defense-Equipment	0.7
Chemicals-Specialty	0.7
Semiconductor Equipment	0.7
Auto/Truck Parts & Equipment-Original	0.7
Industrial Gases	0.7
Insurance-Property/Casualty	0.7
Gas-Distribution	0.7
Commercial Services	0.6
Retail-Apparel/Shoe	0.6
Audio/Video Products	0.6
Textile-Apparel	0.6
U.S. Government Treasuries	0.6
Soap & Cleaning Preparation	0.6
Computer Services	0.6
Apparel Manufacturers	0.6
Building & Construction-Misc.	0.6
Transport-Services	0.5
Rubber-Tires	0.5
Real Estate Management/Services	0.5
Building-Heavy Construction	0.5
Electric-Generation	0.5
Diversified Operations	0.5
Insurance-Reinsurance	0.5
Steel-Producers	0.5
Machinery-Construction & Mining	0.5
Electronic Components-Semiconductors	0.5
Oil Companies-Exploration & Production	0.5
Food-Dairy Products	0.5

Oil Refining & Marketing	0.5%
Building & Construction Products-Misc.	0.4
Aerospace/Defense	0.4
Building Products-Cement	0.4
Machinery-General Industrial	0.4
Retail-Jewelry	0.4
Building-Residential/Commercial	0.4
Investment Management/Advisor Services	0.4
Paper & Related Products	0.4
Toys	0.4
Investment Companies	0.3
Dialysis Centers	0.3
Human Resources	0.3
Office Automation & Equipment	0.3
Athletic Footwear	0.3
Food-Catering	0.3
Power Converter/Supply Equipment	0.3
Semiconductor Components-Integrated Circuits	0.3
Auto-Heavy Duty Trucks	0.3
Multimedia	0.3
Hotels/Motels	0.3
Medical Instruments	0.3
Casino Hotels	0.2
Telecom Services	0.2
Distribution/Wholesale	0.2
Transactional Software	0.2
Coatings/Paint	0.2
Public Thoroughfares	0.2
Building Products-Air & Heating	0.2
Machinery-Farming	0.2
Optical Supplies	0.2
Wireless Equipment	0.2
Machine Tools & Related Products	0.2
Finance-Investment Banker/Broker	0.2
Advertising Services	0.2
Networking Products	0.2
Medical-Generic Drugs	0.2
Commercial Services-Finance	0.2
Gambling (Non-Hotel)	0.2
Entertainment Software	0.2
E-Commerce/Products	0.2
Gold Mining	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Electric Products-Misc.	0.1
Security Services	0.1
Water	0.1
Beverages-Non-alcoholic	0.1
Food-Confectionery	0.1
Cable/Satellite TV	0.1
Finance-Leasing Companies	0.1
Resorts/Theme Parks	0.1
Diagnostic Equipment	0.1
Photo Equipment & Supplies	0.1
Transport-Marine	0.1
Publishing-Periodicals	0.1
Advertising Agencies	0.1
Electronic Security Devices	0.1
Electric-Distribution	0.1
Retail-Discount	0.1
Computer Aided Design	0.1

137

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Casino Services	0.1%
Television	0.1
Energy-Alternate Sources	0.1
Internet Content-Information/News	0.1
Private Equity	0.1
Rental Auto/Equipment	0.1
Computer Data Security	0.1
Electronics-Military	0.1
Computers-Memory Devices	0.1
Containers-Paper/Plastic	0.1
Metal-Aluminum	0.1
Agricultural Chemicals	0.1
Fisheries	0.1
Travel Services	0.1
Retail-Home Furnishings	0.1
Metal Processors & Fabrication	0.1
Diversified Operations/Commercial Services	0.1
Retail-Misc./Diversified	0.1
Retail-Vision Service Center	0.1
Pipelines	0.1
Food-Meat Products	0.1
Cruise Lines	0.1
Satellite Telecom	0.1
Bicycle Manufacturing	0.1
Steel Pipe & Tube	0.1
Tools-Hand Held	0.1
Gas-Transportation	0.1
Retail-Convenience Store	0.1
Applications Software	0.1
Retail-Building Products	0.1
Building Products-Doors & Windows	0.1
Internet Gambling	0.1
Filtration/Separation Products	0.1
Diagnostic Kits	0.1
Motorcycle/Motor Scooter	0.1
MRI/Medical Diagnostic Imaging	0.1
Internet Security	0.1
Metal Products-Distribution	0.1
Miscellaneous Manufacturing	0.1
Leisure Products	0.1
Internet Financial Services	0.1
Respiratory Products	0.1

99.4%

Country Allocation*

Japan	21.7%
United Kingdom	15.0
France	9.2
Germany	8.9
United States	7.5
Switzerland	7.5
Australia	6.3
Netherlands	4.2
Spain	2.8
Sweden	2.4
Hong Kong	2.3
Italy	1.8
Denmark	1.6
Singapore	1.1
Jersey	1.1
Belgium	1.0
Finland	0.9
Norway	0.7
Cayman Islands	0.6
Ireland	0.6
Israel	0.5
Bermuda	0.3
Luxembourg	0.3
Austria	0.2
New Zealand	0.2
Portugal	0.2
SupraNational	0.2
South Africa	0.1
Papua New Guinea	0.1
Isle of Man	0.1

99.4%

*	Calculated as a percentage of net assets

138

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 91.9%
Australia — 6.3%
AGL Energy, Ltd.	15,373	$251,389
Alumina, Ltd.	56,777	119,970
Amcor, Ltd.	26,716	298,880
AMP, Ltd.	68,250	172,568
APA Group	25,987	186,413
Aristocrat Leisure, Ltd.	13,202	316,523
ASX, Ltd.	4,400	214,987
Aurizon Holdings, Ltd.	47,266	159,684
AusNet Services	40,564	49,134
Australia & New Zealand Banking Group, Ltd.	67,497	1,471,449
Bank of Queensland, Ltd.	8,917	73,488
Bendigo & Adelaide Bank, Ltd.	10,828	94,024
BHP Billiton, Ltd.	73,230	1,916,192
BlueScope Steel, Ltd.	13,204	172,972
Boral, Ltd.	27,488	136,140
Brambles, Ltd.	36,597	268,444
Caltex Australia, Ltd.	6,001	145,058
Challenger, Ltd.	13,208	121,870
CIMIC Group, Ltd.	2,259	81,198
Coca-Cola Amatil, Ltd.	13,209	94,131
Cochlear, Ltd.	1,321	199,263
Commonwealth Bank of Australia	40,181	2,235,800
Computershare, Ltd.	10,611	143,237
Crown Resorts, Ltd.	8,508	85,257
CSL, Ltd.	10,369	1,512,548
Dexus	22,137	165,515
Domino’s Pizza Enterprises, Ltd.	1,431	53,071
Flight Centre Travel Group, Ltd.	1,300	65,784
Fortescue Metals Group, Ltd.	35,886	116,757
Goodman Group	37,512	268,031
GPT Group	40,571	155,312
Harvey Norman Holdings, Ltd.	13,033	34,396
Healthscope, Ltd.	39,962	64,817
Incitec Pivot, Ltd.	38,774	109,314
Insurance Australia Group, Ltd.	54,795	326,785
LendLease Group	12,881	192,389
Macquarie Group, Ltd.	7,460	679,310
Medibank Private, Ltd.	63,047	145,777
Mirvac Group	86,054	145,620
National Australia Bank, Ltd.	62,285	1,308,973
Newcrest Mining, Ltd.	17,672	283,653
OneMarket, Ltd.†	2,281	1,500
Orica, Ltd.	8,679	113,368
Origin Energy, Ltd.†	40,391	292,751
QBE Insurance Group, Ltd.	31,680	237,396
Ramsay Health Care, Ltd.	3,257	136,193
REA Group, Ltd.	1,246	80,259
Rio Tinto, Ltd.	9,476	571,059
Santos, Ltd.†	42,336	200,311
Scentre Group	122,479	386,155
SEEK, Ltd.	7,755	122,959
Sonic Healthcare, Ltd.	9,008	174,734
South32, Ltd.	122,819	325,219
Stockland	54,708	168,483
Suncorp Group, Ltd.	29,625	329,085
Sydney Airport	25,619	134,649
Tabcorp Holdings, Ltd.	46,730	161,974
Telstra Corp., Ltd.	95,411	201,258
TPG Telecom, Ltd.	7,723	33,068
Transurban Group	50,669	439,919
Treasury Wine Estates, Ltd.	16,933	231,345

Security Description	Shares	Value (Note 2)
Australia (continued)
Vicinity Centres	77,755	$154,158
Wesfarmers, Ltd.	26,017	957,162
Westpac Banking Corp.	78,052	1,704,927
Woodside Petroleum, Ltd.	20,682	554,562
Woolworths Group, Ltd.	29,756	664,635

		23,013,252

Austria — 0.2%
ANDRITZ AG	1,706	96,760
Erste Group Bank AG	6,938	299,691
OMV AG	3,382	191,195
Raiffeisen Bank International AG	3,431	114,367
voestalpine AG	2,643	132,441

		834,454

Belgium — 1.0%
Ageas	4,497	241,025
Anheuser-Busch InBev SA	17,428	1,770,720
Colruyt SA	1,486	88,788
Groupe Bruxelles Lambert SA	1,859	197,487
KBC Group NV	5,785	444,553
Proximus SADP	3,445	84,281
Solvay SA	1,714	235,132
Telenet Group Holding NV†	1,233	59,382
UCB SA	2,917	250,480
Umicore SA	4,781	280,050

		3,651,898

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	14,000	104,035
Dairy Farm International Holdings, Ltd.	8,000	65,302
Hongkong Land Holdings, Ltd.	27,100	197,197
Jardine Matheson Holdings, Ltd.	4,900	331,292
Jardine Strategic Holdings, Ltd.	5,112	204,057
Kerry Properties, Ltd.	16,500	83,726
Li & Fung, Ltd.	132,000	44,826
NWS Holdings, Ltd.	35,000	63,261
Shangri-La Asia, Ltd.	30,000	49,064
Yue Yuen Industrial Holdings, Ltd.	15,500	41,552

		1,184,312

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.	6,400	77,144
CK Asset Holdings, Ltd.	59,500	455,126
CK Hutchison Holdings, Ltd.	62,000	673,659
Melco Resorts & Entertainment, Ltd. ADR	5,790	149,729
MGM China Holdings, Ltd.	22,000	47,299
Minth Group, Ltd.	16,846	63,673
Sands China, Ltd.	56,000	288,123
WH Group, Ltd.*	201,000	161,280
Wharf Real Estate Investment Co., Ltd.	27,000	196,932
Wynn Macau, Ltd.	36,400	107,617

		2,220,582

Denmark — 1.6%
AP Moller - Maersk A/S, Series A	90	121,092
AP Moller - Maersk A/S, Series B	153	219,946
Carlsberg A/S, Class B	2,485	299,551
Chr. Hansen Holding A/S	2,270	235,000
Coloplast A/S, Class B	2,716	296,192
Danske Bank A/S	16,961	493,205
DSV A/S	4,338	363,750
Genmab A/S†	1,321	226,342
H. Lundbeck A/S	1,589	114,937

139

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
ISS A/S	3,853	$144,234
Novo Nordisk A/S, Class B	40,515	2,016,118
Novozymes A/S, Class B	5,349	281,287
Orsted A/S*	4,317	266,209
Pandora A/S	2,561	182,182
Tryg A/S	2,547	62,309
Vestas Wind Systems A/S	4,703	303,086
William Demant Holding A/S†	2,388	114,134

		5,739,574

Finland — 0.9%
Elisa Oyj	3,244	141,013
Fortum Oyj	10,333	259,491
Kone Oyj, Class B	7,751	423,876
Metso Oyj	2,592	94,813
Neste Oyj	2,942	242,889
Nokia Oyj	129,311	699,056
Nokian Renkaat Oyj	2,653	115,120
Orion Oyj, Class B	2,371	81,719
Sampo Oyj, Class A	10,257	521,019
Stora Enso Oyj, Class R	12,735	210,338
UPM-Kymmene Oyj	12,308	436,688
Wartsila Oyj Abp	10,320	223,242

		3,449,264

France — 9.2%
Accor SA	4,273	220,182
Aeroports de Paris	682	152,613
Air Liquide SA	9,862	1,262,057
Alstom SA	3,512	157,574
Amundi SA*	1,361	93,914
Arkema SA	1,576	197,514
Atos SE	2,180	292,611
AXA SA	44,668	1,127,655
BioMerieux	925	76,986
BNP Paribas SA	25,764	1,676,122
Bollore SA	20,165	93,868
Bouygues SA	4,770	209,685
Bureau Veritas SA	5,996	154,393
Capgemini SE	3,744	480,432
Carrefour SA	13,040	234,128
Casino Guichard Perrachon SA	1,280	52,127
Cie de Saint-Gobain	11,528	512,955
Cie Generale des Etablissements Michelin SCA	3,938	506,743
CNP Assurances	3,961	92,598
Covivio	748	77,936
Credit Agricole SA	25,876	363,371
Danone SA	13,743	1,079,750
Dassault Aviation SA	54	99,734
Dassault Systemes SE	2,935	438,379
Edenred	5,389	212,300
Eiffage SA	1,678	187,770
Electricite de France SA	12,633	189,028
Engie SA	42,130	680,290
Essilor International Cie Generale d’Optique SA	4,767	703,261
Eurazeo SA	1,027	79,402
Eutelsat Communications SA	4,036	86,522
Faurecia SA	1,740	118,198
Gecina SA	1,057	180,335
Getlink	10,855	143,361

Security Description	Shares	Value (Note 2)
France (continued)
Hermes International	722	$457,178
ICADE	872	84,419
Iliad SA	605	95,853
Imerys SA	836	64,877
Ingenico Group SA	1,276	105,802
Ipsen SA	869	144,411
JCDecaux SA	1,734	56,628
Kering SA	1,751	933,063
Klepierre SA	4,719	178,032
L’Oreal SA	5,814	1,423,820
Legrand SA	6,170	453,151
LVMH Moet Hennessy Louis Vuitton SE	6,390	2,231,369
Natixis SA	21,608	155,290
Orange SA	45,938	784,780
Pernod Ricard SA	4,871	785,636
Peugeot SA	13,425	385,958
Publicis Groupe SA	4,646	297,003
Remy Cointreau SA	511	69,823
Renault SA	4,371	384,585
Rexel SA	6,935	108,522
Safran SA	7,599	941,679
Sanofi	25,947	2,254,919
Schneider Electric SE	12,346	993,184
SCOR SE	3,983	154,784
SEB SA	526	99,982
Societe BIC SA	657	62,798
Societe Generale SA	17,682	787,644
Sodexo SA	2,102	232,582
Suez	8,433	119,779
Teleperformance	1,313	240,698
Thales SA	2,425	318,811
TOTAL SA	55,233	3,603,812
UbiSoft Entertainment SA†	1,789	197,457
Valeo SA	5,513	270,651
Veolia Environnement SA	12,373	282,581
Vinci SA	11,541	1,160,057
Vivendi SA	23,645	613,962
Wendel SA	634	92,412

		33,861,786

Germany — 8.9%
1&1 Drillisch AG†	1,207	71,794
adidas AG	4,346	960,973
Allianz SE	10,114	2,236,195
Axel Springer SE	957	71,495
BASF SE	21,017	2,018,730
Bayer AG	20,570	2,291,227
Bayerische Motoren Werke AG	7,640	738,846
Bayerische Motoren Werke AG (Preference Shares)	1,293	107,063
Beiersdorf AG	2,289	266,577
Brenntag AG	3,591	215,269
Commerzbank AG†	23,009	248,422
Continental AG	2,543	585,835
Covestro AG*	4,408	423,043
Daimler AG	20,897	1,445,622
Delivery Hero SE†*	2,100	119,278
Deutsche Bank AG	45,087	589,972
Deutsche Boerse AG	4,437	584,538
Deutsche Lufthansa AG	5,369	150,648
Deutsche Post AG	22,184	782,999
Deutsche Telekom AG	76,466	1,264,850
Deutsche Wohnen SE	8,224	400,717

140

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
E.ON SE	50,557	$570,046
Evonik Industries AG	3,773	139,604
Fraport AG Frankfurt Airport Services Worldwide	936	93,423
Fresenius Medical Care AG & Co. KGaA	4,938	482,377
Fresenius SE & Co. KGaA	9,568	738,622
FUCHS PETROLUB SE (Preference Shares)	1,586	89,521
GEA Group AG	4,237	165,434
Hannover Rueck SE	1,396	186,075
HeidelbergCement AG	3,452	293,111
Henkel AG & Co. KGaA	2,381	255,244
Henkel AG & Co. KGaA (Preference Shares)	4,119	516,354
HOCHTIEF AG	443	79,596
HUGO BOSS AG	1,528	137,706
Infineon Technologies AG	26,121	691,948
Innogy SE*	3,203	142,305
K+S AG	4,417	116,717
KION Group AG	1,619	111,189
LANXESS AG	2,107	173,168
Linde AG	4,235	1,045,403
MAN SE	730	81,935
Merck KGaA	2,972	305,322
METRO AG	4,129	50,994
MTU Aero Engines AG	1,176	248,846
Muenchener Rueckversicherungs-Gesellschaft AG	3,544	786,396
OSRAM Licht AG	2,268	101,235
Porsche Automobil Holding SE (Preference Shares)	3,529	238,988
ProSiebenSat.1 Media SE	5,376	145,415
Puma SE	47	23,570
RWE AG	11,934	313,111
SAP SE	22,468	2,627,594
Sartorius AG (Preference Shares)	815	132,490
Schaeffler AG (Preference Shares)	3,826	52,451
Siemens AG	17,549	2,477,551
Siemens Healthineers AG†*	3,460	154,105
Symrise AG	2,829	255,596
Telefonica Deutschland Holding AG	16,928	74,177
thyssenkrupp AG	10,038	267,603
TUI AG	10,170	217,611
Uniper SE	4,593	143,363
United Internet AG	2,835	152,438
Volkswagen AG	754	130,582
Volkswagen AG (Preference Shares)	4,283	762,581
Vonovia SE	11,045	534,670
Wirecard AG	2,675	499,657
Zalando SE†*	2,570	147,510

		32,527,727

Hong Kong — 2.3%
AIA Group, Ltd.	276,600	2,421,593
Bank of East Asia, Ltd.	28,000	111,270
BOC Hong Kong Holdings, Ltd.	86,000	416,269
CLP Holdings, Ltd.	38,000	434,413
Galaxy Entertainment Group, Ltd.	53,000	425,550
Hang Lung Group, Ltd.	21,000	62,179
Hang Lung Properties, Ltd.	46,000	96,947
Hang Seng Bank, Ltd.	17,300	470,701
Henderson Land Development Co., Ltd.	29,590	164,898

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Hong Kong & China Gas Co., Ltd.	208,230	$424,952
Hong Kong Exchanges & Clearing, Ltd.	27,100	802,258
Hysan Development Co., Ltd.	12,000	65,769
Link REIT	50,500	500,455
MTR Corp., Ltd.	33,000	184,964
New World Development Co., Ltd.	134,000	190,811
PCCW, Ltd.	93,000	54,322
Power Assets Holdings, Ltd.	32,000	225,718
Sino Land Co., Ltd.	78,000	134,335
SJM Holdings, Ltd.	46,000	56,042
Sun Hung Kai Properties, Ltd.	36,000	564,866
Swire Pacific, Ltd., Class A	12,000	130,422
Swire Properties, Ltd.	26,600	105,007
Techtronic Industries Co., Ltd.	30,500	170,397
Wharf Holdings, Ltd.	27,000	89,457
Wheelock & Co., Ltd.	20,000	142,056

		8,445,651

Ireland — 0.6%
AIB Group PLC	18,589	106,472
Bank of Ireland Group PLC London Exchange	17,262	147,979
Bank of Ireland Group PLC	3,863	33,161
CRH PLC (ISE)	2,105	71,692
CRH PLC (LSE)	17,083	585,133
DCC PLC	2,064	190,790
James Hardie Industries PLC CDI	10,127	161,601
Kerry Group PLC, Class A (ISE)	398	42,197
Kerry Group PLC, Class A (LSE)	3,227	343,383
Paddy Power Betfair PLC	1,835	200,024
Smurfit Kappa Group PLC	5,161	211,667

		2,094,099

Isle of Man — 0.1%
GVC Holdings PLC	12,529	192,288

Israel — 0.5%
Azrieli Group, Ltd.	978	46,836
Bank Hapoalim B.M.	23,990	169,587
Bank Leumi Le-Israel B.M.	33,307	208,685
Bezeq The Israeli Telecommunication Corp., Ltd.	47,111	49,905
Check Point Software Technologies, Ltd.†	2,959	333,391
Elbit Systems, Ltd.	547	65,631
Frutarom Industries, Ltd.	879	88,854
Israel Chemicals, Ltd.	16,017	76,681
Mizrahi Tefahot Bank, Ltd.	3,013	58,581
NICE, Ltd.†	1,379	151,042
Teva Pharmaceutical Industries, Ltd. ADR	22,190	531,229

		1,780,422

Italy — 1.8%
Assicurazioni Generali SpA	26,960	478,400
Atlantia SpA	11,271	334,218
Davide Campari-Milano SpA	12,803	107,921
Enel SpA	185,331	1,031,679
Eni SpA	58,637	1,130,579
Intesa Sanpaolo SpA	307,351	944,164
Intesa Sanpaolo SpA (RSP)	21,403	68,116
Leonardo SpA	9,345	111,949
Luxottica Group SpA	3,883	262,675
Mediobanca Banca di Credito Finanziario SpA	13,156	136,289
Moncler SpA	4,103	180,893

141

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Italy (continued)
Pirelli & C SpA†*	8,894	$77,675
Poste Italiane SpA*	11,885	110,475
Prysmian SpA	4,455	114,055
Recordati SpA	2,446	91,600
Snam SpA	52,829	226,610
Telecom Italia SpA†	263,741	203,268
Telecom Italia SpA (RSP)	138,908	92,391
Terna Rete Elettrica Nazionale SpA	32,624	182,409
UniCredit SpA	46,094	814,879

		6,700,245

Japan — 21.7%
ABC-Mart, Inc.	800	43,324
Acom Co., Ltd.	9,400	37,500
Aeon Co., Ltd.	14,000	284,334
AEON Financial Service Co., Ltd.	2,800	57,760
Aeon Mall Co., Ltd.	2,800	49,025
AGC, Inc.	4,600	192,871
Air Water, Inc.	3,600	65,776
Aisin Seiki Co., Ltd.	3,600	167,729
Ajinomoto Co., Inc.	10,500	185,817
Alfresa Holdings Corp.	4,300	103,277
Alps Electric Co., Ltd.	4,500	129,755
Amada Holdings Co., Ltd.	8,100	81,275
ANA Holdings, Inc.	2,600	95,452
Aozora Bank, Ltd.	2,700	100,920
Asahi Group Holdings, Ltd.	8,300	403,104
Asahi Kasei Corp.	28,800	385,083
Asics Corp.	3,600	58,571
Astellas Pharma, Inc.	45,100	734,504
Bandai Namco Holdings, Inc.	4,500	180,302
Bank of Kyoto, Ltd.	1,200	58,175
Benesse Holdings, Inc.	1,600	58,248
Bridgestone Corp.	13,900	547,796
Brother Industries, Ltd.	5,500	112,049
Calbee, Inc.	1,700	56,321
Canon, Inc.	23,000	745,356
Casio Computer Co., Ltd.	5,100	83,511
Central Japan Railway Co.	3,200	666,120
Chiba Bank, Ltd.	13,000	92,684
Chubu Electric Power Co., Inc.	13,900	214,097
Chugai Pharmaceutical Co., Ltd.	5,200	264,772
Chugoku Electric Power Co., Inc.	6,400	84,187
Coca-Cola Bottlers Japan Holdings, Inc.	2,815	101,460
Concordia Financial Group, Ltd.	27,100	145,617
Credit Saison Co., Ltd.	3,300	51,495
CyberAgent, Inc.	2,300	120,823
CYBERDYNE, Inc.†	2,400	28,301
Dai Nippon Printing Co., Ltd.	6,000	131,135
Dai-ichi Life Holdings, Inc.	24,900	468,903
Daicel Corp.	6,500	71,611
Daifuku Co., Ltd.	2,250	98,806
Daiichi Sankyo Co., Ltd.	12,900	534,700
Daikin Industries, Ltd.	5,700	681,126
Daito Trust Construction Co., Ltd.	1,600	267,467
Daiwa House Industry Co., Ltd.	12,900	470,591
Daiwa House REIT Investment Corp.	38	93,860
Daiwa Securities Group, Inc.	37,000	215,860
DeNA Co., Ltd.	2,200	41,472
Denso Corp.	9,900	488,476
Dentsu, Inc.	4,900	205,865
Disco Corp.	600	102,113

Security Description	Shares	Value (Note 2)
Japan (continued)
Don Quijote Holdings Co., Ltd.	2,700	$126,369
East Japan Railway Co.	7,100	664,202
Eisai Co., Ltd.	5,700	490,192
Electric Power Development Co., Ltd.	3,300	89,424
FamilyMart UNY Holdings Co., Ltd.	1,700	158,412
FANUC Corp.	4,500	885,439
Fast Retailing Co., Ltd.	1,300	569,917
Fuji Electric Co., Ltd.	12,000	88,585
FUJIFILM Holdings Corp.	8,800	362,640
Fujitsu, Ltd.	44,000	300,018
Fukuoka Financial Group, Inc.	17,000	93,257
Hakuhodo DY Holdings, Inc.	4,900	75,343
Hamamatsu Photonics KK	3,500	148,301
Hankyu Hanshin Holdings, Inc.	5,400	215,695
Hikari Tsushin, Inc.	400	67,231
Hino Motors, Ltd.	6,100	68,814
Hirose Electric Co., Ltd.	735	89,608
Hisamitsu Pharmaceutical Co., Inc.	1,200	87,796
Hitachi Chemical Co., Ltd.	2,200	43,539
Hitachi Construction Machinery Co., Ltd.	2,700	86,661
Hitachi High-Technologies Corp.	1,500	61,272
Hitachi Metals, Ltd.	4,900	53,084
Hitachi, Ltd.	110,000	768,757
Honda Motor Co., Ltd.	37,300	1,123,153
Hoshizaki Corp.	1,200	121,014
Hoya Corp.	8,700	524,387
Hulic Co., Ltd.	6,900	67,643
Idemitsu Kosan Co., Ltd.	3,000	135,208
IHI Corp.	3,600	126,140
Iida Group Holdings Co., Ltd.	3,300	64,722
Inpex Corp.	23,400	256,940
Isetan Mitsukoshi Holdings, Ltd.	7,800	94,250
Isuzu Motors, Ltd.	12,600	170,414
ITOCHU Corp.	32,500	576,921
J. Front Retailing Co., Ltd.	5,500	80,543
Japan Airlines Co., Ltd.	2,700	99,655
Japan Airport Terminal Co., Ltd.	1,100	52,270
Japan Exchange Group, Inc.	12,200	217,138
Japan Post Bank Co., Ltd.	9,400	112,844
Japan Post Holdings Co., Ltd.	36,400	401,419
Japan Prime Realty Investment Corp.	17	61,209
Japan Real Estate Investment Corp.	32	167,476
Japan Retail Fund Investment Corp.	57	103,970
Japan Tobacco, Inc.	25,200	716,950
JFE Holdings, Inc.	11,300	229,390
JGC Corp.	4,700	91,210
JSR Corp.	4,400	84,417
JTEKT Corp.	5,400	78,225
JXTG Holdings, Inc.	74,550	547,887
Kajima Corp.	21,000	163,893
Kakaku.com, Inc.	3,100	65,360
Kamigumi Co., Ltd.	2,500	52,297
Kaneka Corp.	5,000	44,016
Kansai Electric Power Co., Inc.	16,200	230,304
Kansai Paint Co., Ltd.	4,600	105,692
Kao Corp.	11,500	839,317
Kawasaki Heavy Industries, Ltd.	3,500	102,610
KDDI Corp.	41,400	1,154,345
Keihan Holdings Co., Ltd.	2,000	72,838
Keikyu Corp.	5,000	81,937
Keio Corp.	2,200	108,103
Keisei Electric Railway Co., Ltd.	3,000	99,894
Keyence Corp.	2,300	1,213,951

142

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Kikkoman Corp.	3,300	$156,568
Kintetsu Group Holdings Co., Ltd.	4,200	167,067
Kirin Holdings Co., Ltd.	18,900	483,473
Kobayashi Pharmaceutical Co., Ltd.	1,100	91,753
Kobe Steel, Ltd.	7,300	71,757
Koito Manufacturing Co., Ltd.	2,300	148,009
Komatsu, Ltd.	21,000	616,719
Konami Holdings Corp.	2,200	103,601
Konica Minolta, Inc.	10,700	95,976
Kose Corp.	700	134,106
Kubota Corp.	22,600	379,124
Kuraray Co., Ltd.	8,000	113,015
Kurita Water Industries, Ltd.	2,200	64,301
Kyocera Corp.	7,300	424,401
Kyowa Hakko Kirin Co., Ltd.	5,800	110,419
Kyushu Electric Power Co., Inc.	9,800	115,478
Kyushu Railway Co.	3,700	113,704
Lawson, Inc.	1,100	66,064
LINE Corp.†	1,600	69,785
Lion Corp.	5,100	92,488
LIXIL Group Corp.	6,100	125,105
M3, Inc.	4,700	178,673
Mabuchi Motor Co., Ltd.	1,100	54,188
Makita Corp.	5,200	233,903
Marubeni Corp.	36,000	274,626
Marui Group Co., Ltd.	4,700	93,391
Maruichi Steel Tube, Ltd.	1,100	37,893
Mazda Motor Corp.	13,400	166,814
McDonald’s Holdings Co. Japan, Ltd.	1,600	76,435
Mebuki Financial Group, Inc.	21,800	77,823
Medipal Holdings Corp.	4,000	81,317
MEIJI Holdings Co., Ltd.	2,900	228,023
Minebea Mitsumi, Inc.	9,000	161,337
MISUMI Group, Inc.	6,400	163,178
Mitsubishi Chemical Holdings Corp.	29,200	254,975
Mitsubishi Corp.	31,000	866,325
Mitsubishi Electric Corp.	41,800	567,740
Mitsubishi Estate Co., Ltd.	27,100	471,425
Mitsubishi Gas Chemical Co., Inc.	3,700	82,652
Mitsubishi Heavy Industries, Ltd.	6,900	259,058
Mitsubishi Materials Corp.	2,300	65,291
Mitsubishi Motors Corp.	15,300	116,539
Mitsubishi Tanabe Pharma Corp.	5,100	95,559
Mitsubishi UFJ Financial Group, Inc.	271,800	1,671,231
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,700	64,818
Mitsui & Co., Ltd.	39,300	658,768
Mitsui Chemicals, Inc.	4,300	115,564
Mitsui Fudosan Co., Ltd.	20,600	492,873
Mitsui OSK Lines, Ltd.	2,800	72,506
Mizuho Financial Group, Inc.	557,500	970,447
MS&AD Insurance Group Holdings, Inc.	10,800	330,312
Murata Manufacturing Co., Ltd.	4,100	717,752
Nabtesco Corp.	2,800	86,881
Nagoya Railroad Co., Ltd.	3,800	95,364
NEC Corp.	6,100	169,293
Nexon Co., Ltd.†	10,100	145,377
NGK Insulators, Ltd.	6,100	107,101
NGK Spark Plug Co., Ltd.	4,000	115,281
NH Foods, Ltd.	2,500	99,427
Nidec Corp.	5,100	739,256
Nikon Corp.	7,900	133,447
Nintendo Co., Ltd.	2,800	923,048

Security Description	Shares	Value (Note 2)
Japan (continued)
Nippon Building Fund, Inc.	31	$172,736
Nippon Electric Glass Co., Ltd.	1,700	55,005
Nippon Express Co., Ltd.	1,700	111,297
Nippon Paint Holdings Co., Ltd.	3,300	144,477
Nippon Prologis REIT, Inc.	36	72,835
Nippon Steel & Sumitomo Metal Corp.	17,400	347,169
Nippon Telegraph & Telephone Corp.	15,800	731,173
Nippon Yusen KK	4,000	77,023
Nissan Chemical Corp.	2,800	125,481
Nissan Motor Co., Ltd.	52,900	499,935
Nisshin Seifun Group, Inc.	4,500	88,162
Nissin Foods Holdings Co., Ltd.	1,400	96,679
Nitori Holdings Co., Ltd.	1,800	271,657
Nitto Denko Corp.	3,700	268,267
NOK Corp.	1,700	34,129
Nomura Holdings, Inc.	79,400	376,546
Nomura Real Estate Holdings, Inc.	2,800	61,136
Nomura Real Estate Master Fund, Inc.	91	128,862
Nomura Research Institute, Ltd.	2,500	120,133
NSK, Ltd.	8,600	93,896
NTT Data Corp.	14,200	162,025
NTT DOCOMO, Inc.	31,300	805,477
Obayashi Corp.	14,900	155,634
OBIC Co., Ltd.	1,400	120,252
Odakyu Electric Railway Co., Ltd.	6,700	141,958
Oji Holdings Corp.	19,000	112,776
Olympus Corp.	6,700	271,880
Omron Corp.	4,300	194,126
Ono Pharmaceutical Co., Ltd.	8,600	202,868
Oracle Corp. Japan	800	67,180
Oriental Land Co., Ltd.	4,500	488,725
ORIX Corp.	30,600	496,879
Osaka Gas Co., Ltd.	8,600	165,342
Otsuka Corp.	2,400	93,883
Otsuka Holdings Co., Ltd.	9,100	421,036
Panasonic Corp.	51,000	657,781
Park24 Co., Ltd.	2,200	61,894
Persol Holdings Co., Ltd.	4,081	88,914
Pola Orbis Holdings, Inc.	1,900	73,696
Rakuten, Inc.	21,700	153,054
Recruit Holdings Co., Ltd.	25,000	685,590
Renesas Electronics Corp.†	19,279	172,056
Resona Holdings, Inc.	48,000	273,387
Ricoh Co., Ltd.	15,300	149,315
Rinnai Corp.	900	77,858
Rohm Co., Ltd.	2,100	179,187
Ryohin Keikaku Co., Ltd.	500	160,537
Sankyo Co., Ltd.	700	27,620
Santen Pharmaceutical Co., Ltd.	8,500	142,147
SBI Holdings, Inc.	5,200	141,941
Secom Co., Ltd.	4,700	359,287
Sega Sammy Holdings, Inc.	4,300	68,513
Seibu Holdings, Inc.	5,000	84,382
Seiko Epson Corp.	6,700	120,924
Sekisui Chemical Co., Ltd.	8,400	150,426
Sekisui House, Ltd.	13,800	235,153
Seven & i Holdings Co., Ltd.	17,300	706,170
Seven Bank, Ltd.	13,900	42,099
SG Holdings Co., Ltd.	2,200	48,165
Sharp Corp.	3,900	90,608
Shimadzu Corp.	5,400	154,069
Shimamura Co., Ltd.	500	46,811
Shimano, Inc.	1,700	244,499

143

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Shimizu Corp.	11,700	$122,572
Shin-Etsu Chemical Co., Ltd.	8,400	848,486
Shinsei Bank, Ltd.	4,400	69,327
Shionogi & Co., Ltd.	6,400	348,670
Shiseido Co., Ltd.	8,600	633,004
Shizuoka Bank, Ltd.	10,000	92,293
Showa Shell Sekiyu KK	4,400	72,330
SMC Corp.	1,300	437,912
SoftBank Group Corp.	18,800	1,563,234
Sohgo Security Services Co., Ltd.	1,800	82,447
Sompo Holdings, Inc.	7,600	308,837
Sony Corp.	29,000	1,568,402
Sony Financial Holdings, Inc.	3,900	74,908
Stanley Electric Co., Ltd.	3,000	105,279
Start Today Co., Ltd.	4,400	176,915
Subaru Corp.	14,200	414,150
SUMCO Corp.	5,339	114,445
Sumitomo Chemical Co., Ltd.	36,000	207,142
Sumitomo Corp.	25,900	426,092
Sumitomo Dainippon Pharma Co., Ltd.	3,600	69,770
Sumitomo Electric Industries, Ltd.	17,300	266,139
Sumitomo Heavy Industries, Ltd.	2,400	83,220
Sumitomo Metal Mining Co., Ltd.	5,500	197,892
Sumitomo Mitsui Financial Group, Inc.	30,900	1,226,307
Sumitomo Mitsui Trust Holdings, Inc.	7,500	298,323
Sumitomo Realty & Development Co., Ltd.	8,000	292,915
Sumitomo Rubber Industries, Ltd.	3,900	64,528
Sundrug Co., Ltd.	1,500	60,081
Suntory Beverage & Food, Ltd.	3,000	127,927
Suruga Bank, Ltd.	4,000	35,926
Suzuken Co., Ltd.	1,600	70,053
Suzuki Motor Corp.	7,900	464,252
Sysmex Corp.	3,800	360,184
T&D Holdings, Inc.	12,500	186,504
Taiheiyo Cement Corp.	2,900	91,297
Taisei Corp.	4,900	272,704
Taisho Pharmaceutical Holdings Co., Ltd.	800	90,501
Taiyo Nippon Sanso Corp.	3,100	47,545
Takashimaya Co., Ltd.	5,000	41,846
Takeda Pharmaceutical Co., Ltd.	16,400	687,614
TDK Corp.	2,900	310,767
Teijin, Ltd.	4,300	80,202
Terumo Corp.	6,900	378,995
THK Co., Ltd.	2,900	78,829
Tobu Railway Co., Ltd.	4,200	123,897
Toho Co., Ltd.	2,600	77,637
Toho Gas Co., Ltd.	1,900	64,800
Tohoku Electric Power Co., Inc.	10,300	130,819
Tokio Marine Holdings, Inc.	15,600	741,582
Tokyo Century Corp.	984	53,817
Tokyo Electric Power Co. Holdings, Inc.†	33,400	159,839
Tokyo Electron, Ltd.	3,600	619,683
Tokyo Gas Co., Ltd.	8,800	214,605
Tokyo Tatemono Co., Ltd.	4,900	65,938
Tokyu Corp.	11,500	197,953
Tokyu Fudosan Holdings Corp.	11,800	80,149
Toppan Printing Co., Ltd.	10,000	77,036
Toray Industries, Inc.	31,800	246,816
Toshiba Corp.†	151,000	463,653
Tosoh Corp.	6,000	97,853
TOTO, Ltd.	3,100	144,791

Security Description	Shares	Value (Note 2)
Japan (continued)
Toyo Seikan Group Holdings, Ltd.	3,700	$68,167
Toyo Suisan Kaisha, Ltd.	2,200	79,577
Toyoda Gosei Co., Ltd.	1,600	40,439
Toyota Industries Corp.	3,300	186,273
Toyota Motor Corp.	52,300	3,427,588
Toyota Tsusho Corp.	5,100	174,004
Trend Micro, Inc.	2,800	165,528
Tsuruha Holdings, Inc.	900	110,734
Unicharm Corp.	9,300	283,584
United Urban Investment Corp.	67	104,021
USS Co., Ltd.	5,100	96,734
West Japan Railway Co.	3,700	258,461
Yahoo Japan Corp.	33,200	126,377
Yakult Honsha Co., Ltd.	2,600	187,335
Yamada Denki Co., Ltd.	14,600	72,298
Yamaguchi Financial Group, Inc.	3,000	34,009
Yamaha Corp.	3,100	144,957
Yamaha Motor Co., Ltd.	6,700	176,981
Yamato Holdings Co., Ltd.	7,000	202,846
Yamazaki Baking Co., Ltd.	2,900	72,207
Yaskawa Electric Corp.	5,400	178,209
Yokogawa Electric Corp.	5,300	94,300
Yokohama Rubber Co., Ltd.	2,600	55,632

		79,577,325

Jersey — 1.1%
Experian PLC	21,164	519,977
Ferguson PLC	5,489	432,504
Glencore PLC	264,806	1,166,517
Randgold Resources, Ltd.	2,170	160,706
Shire PLC	20,830	1,185,811
WPP PLC	29,533	462,391

		3,927,906

Luxembourg — 0.3%
ArcelorMittal	15,285	489,357
Eurofins Scientific SE	250	136,496
Millicom International Cellular SA SDR	1,529	97,955
RTL Group SA	912	67,981
SES SA FDR	8,330	166,422
Tenaris SA	10,883	199,462

		1,157,673

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	162,600	33,464

Netherlands — 4.2%
ABN AMRO Group NV CVA*	9,610	265,754
Aegon NV	40,636	267,154
AerCap Holdings NV†	3,176	178,269
Airbus SE	13,236	1,639,104
Akzo Nobel NV	5,807	536,068
Altice Europe NV, Class A†	10,923	36,324
ASML Holding NV	9,402	2,006,056
CNH Industrial NV	23,535	276,511
EXOR NV	2,487	163,568
Ferrari NV	2,829	375,707
Fiat Chrysler Automobiles NV†	24,666	421,651
Heineken Holding NV	2,683	258,913
Heineken NV	6,000	606,992
ING Groep NV	88,558	1,352,968
Koninklijke Ahold Delhaize NV	28,580	726,208
Koninklijke DSM NV	4,194	446,701
Koninklijke KPN NV	78,782	227,546

144

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips NV	21,460	$942,076
Koninklijke Vopak NV	1,614	75,997
NN Group NV	6,908	304,607
NXP Semiconductors NV†	7,849	748,324
QIAGEN NV†	5,043	182,796
Randstad NV	2,751	173,973
RELX NV	22,218	482,405
STMicroelectronics NV	15,688	341,023
Unilever NV CVA	35,468	2,039,932
Wolters Kluwer NV	6,677	402,394

		15,479,021

New Zealand — 0.2%
a2 Milk Co., Ltd.†	16,768	120,082
Auckland International Airport, Ltd.	22,533	102,599
Fisher & Paykel Healthcare Corp., Ltd.	12,709	128,294
Fletcher Building, Ltd.	19,709	94,715
Meridian Energy, Ltd.	30,188	64,695
Ryman Healthcare, Ltd.	8,860	73,562
Spark New Zealand, Ltd.	42,041	111,019

		694,966

Norway — 0.7%
Aker BP ASA	2,490	89,077
DNB ASA	22,501	454,936
Equinor ASA†	26,730	708,275
Gjensidige Forsikring ASA	4,693	75,314
Marine Harvest ASA	9,476	207,235
Norsk Hydro ASA	30,987	176,572
Orkla ASA	18,897	159,769
Schibsted ASA, Class B	2,036	66,083
Telenor ASA	17,221	336,779
Yara International ASA	4,125	181,761

		2,455,801

Papua New Guinea — 0.1%
Oil Search, Ltd.	31,488	209,855

Portugal — 0.2%
EDP - Energias de Portugal SA	59,109	241,209
Galp Energia SGPS SA	11,568	237,911
Jeronimo Martins SGPS SA	5,788	86,135

		565,255

Singapore — 1.1%
Ascendas Real Estate Investment Trust	54,800	110,985
CapitaLand Commercial Trust	51,700	66,503
CapitaLand Mall Trust	55,600	88,416
CapitaLand, Ltd.	60,200	143,061
City Developments, Ltd.	9,500	69,921
ComfortDelGro Corp., Ltd.	49,400	85,332
DBS Group Holdings, Ltd.	41,000	805,295
Genting Singapore, Ltd.	139,700	131,717
Jardine Cycle & Carriage, Ltd.	2,100	51,965
Keppel Corp., Ltd.	33,400	168,970
Oversea-Chinese Banking Corp., Ltd.	72,300	615,688
SATS, Ltd.	15,200	58,055
Sembcorp Industries, Ltd.	22,400	44,152
Singapore Airlines, Ltd.	11,800	85,617
Singapore Exchange, Ltd.	18,300	100,222
Singapore Press Holdings, Ltd.	33,400	71,521
Singapore Technologies Engineering, Ltd.	36,800	92,635
Singapore Telecommunications, Ltd.	189,000	446,335

Security Description	Shares	Value (Note 2)
Singapore (continued)
Suntec Real Estate Investment Trust	57,800	$78,516
United Overseas Bank, Ltd.	30,200	599,797
UOL Group, Ltd.	11,500	60,605
Venture Corp., Ltd.	6,300	77,536
Wilmar International, Ltd.	43,400	99,870
Yangzijiang Shipbuilding Holdings, Ltd.	45,500	31,698

		4,184,412

South Africa — 0.1%
Old Mutual, Ltd.†	113,845	260,751

Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	5,734	251,422
Aena SME SA*	1,556	282,430
Amadeus IT Group SA	10,075	859,415
Banco Bilbao Vizcaya Argentaria SA	153,427	1,125,162
Banco de Sabadell SA	123,190	205,289
Banco Santander SA	369,961	2,068,838
Bankia SA	28,329	111,421
Bankinter SA	15,647	151,075
CaixaBank SA	82,750	382,521
Enagas SA	5,330	148,932
Endesa SA	7,348	169,887
Ferrovial SA	11,194	231,351
Grifols SA	6,903	200,594
Iberdrola SA	132,615	1,030,649
Industria de Diseno Textil SA	25,191	825,668
International Consolidated Airlines Group SA	14,627	135,824
Mapfre SA	24,935	78,286
Natural Energy Group SA†	8,173	221,478
Red Electrica Corp. SA	9,861	209,109
Repsol SA	30,250	600,382
Siemens Gamesa Renewable Energy SA	5,481	77,356
Telefonica SA	107,079	962,473

		10,329,562

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.*	60,500	61,666
HKT Trust & HKT, Ltd.	84,000	112,509
Unibail-Rodamco-Westfield	3,138	696,639

		870,814

Sweden — 2.4%
Alfa Laval AB	6,789	186,452
Assa Abloy AB, Class B	23,177	459,392
Atlas Copco AB, Class A	15,450	443,474
Atlas Copco AB, Class B	9,004	235,834
Boliden AB	6,320	188,166
Electrolux AB, Series B	5,577	130,871
Epiroc AB, Class A†	15,450	184,986
Epiroc AB, Class B†	9,004	95,416
Essity AB, Class B	14,055	351,347
Hennes & Mauritz AB, Class B	20,191	314,301
Hexagon AB, Class B	5,958	363,163
Husqvarna AB, Class B	9,628	76,175
ICA Gruppen AB	1,823	60,471
Industrivarden AB, Class C	3,753	79,067
Investor AB, Class B	10,563	460,358
Kinnevik AB, Class B	5,431	187,497
L E Lundbergforetagen AB	1,798	58,728
Lundin Petroleum AB	4,284	141,315

145

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden (continued)
Nordea Bank AB	69,956	$743,509
Sandvik AB	25,894	473,178
Securitas AB, Class B	7,176	129,128
Skandinaviska Enskilda Banken AB, Class A	37,293	398,700
Skanska AB, Class B	7,783	146,523
SKF AB, Class B	8,533	175,249
Svenska Handelsbanken AB, Class A	35,108	433,563
Swedbank AB, Class A	20,824	492,822
Swedish Match AB	4,282	234,120
Tele2 AB, Class B	8,377	112,392
Telefonaktiebolaget LM Ericsson, Class B	70,859	556,218
Telia Co AB	63,718	306,453
Volvo AB, Class B	35,825	627,405

		8,846,273

Switzerland — 7.5%
ABB, Ltd.	41,906	962,527
Adecco Group AG	3,749	230,823
Baloise Holding AG	1,136	177,442
Barry Callebaut AG	52	88,788
Chocoladefabriken Lindt & Spruengli AG	5	400,936
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	24	165,536
Cie Financiere Richemont SA	12,030	1,056,761
Clariant AG	4,601	110,288
Coca-Cola HBC AG	4,209	150,976
Credit Suisse Group AG	58,683	946,171
Dufry AG	808	107,035
EMS-Chemie Holding AG	191	122,415
Geberit AG	857	382,150
Givaudan SA	215	504,306
Julius Baer Group, Ltd.	5,169	284,112
Kuehne & Nagel International AG	1,225	195,812
LafargeHolcim, Ltd.	11,119	568,529
Lonza Group AG	1,706	525,694
Nestle SA	71,311	5,810,925
Novartis AG	51,010	4,281,833
Pargesa Holding SA	857	71,733
Partners Group Holding AG	397	301,578
Roche Holding AG	16,112	3,954,001
Schindler Holding AG (Participation Certificate) (SIX)	948	220,853
Schindler Holding AG (AQXE)	450	101,837
SGS SA	126	329,008
Sika AG	3,060	435,970
Sonova Holding AG	1,207	222,735
Straumann Holding AG	220	170,988
Swatch Group AG (XEGT)	715	321,187
Swatch Group AG (TRQX)	1,294	106,681
Swiss Life Holding AG	795	285,524
Swiss Prime Site AG	1,597	146,491
Swiss Re AG	7,167	657,390
Swisscom AG	593	278,613
Temenos AG	1,378	221,864
UBS Group AG	88,512	1,457,939
Vifor Pharma AG	1,041	197,257
Zurich Insurance Group AG	3,472	1,067,939

		27,622,647

Security Description	Shares	Value (Note 2)
United Kingdom — 15.0%
3i Group PLC	22,368	$277,809
Admiral Group PLC	4,900	127,352
Anglo American PLC	24,170	551,220
Antofagasta PLC	9,015	118,975
Ashtead Group PLC	11,532	355,061
Associated British Foods PLC	8,203	264,237
AstraZeneca PLC	28,861	2,222,023
Auto Trader Group PLC*	22,754	126,919
Aviva PLC	93,463	612,644
Babcock International Group PLC	5,651	52,987
BAE Systems PLC	72,976	625,035
Barclays PLC	390,653	993,380
Barratt Developments PLC	23,256	162,864
Berkeley Group Holdings PLC	3,047	149,184
BHP Billiton PLC	48,715	1,125,336
BP PLC	456,715	3,431,579
British American Tobacco PLC	52,336	2,884,052
British Land Co. PLC	22,703	196,599
BT Group PLC	195,144	597,415
Bunzl PLC	7,832	232,720
Burberry Group PLC	9,624	265,960
Carnival PLC	4,378	254,416
Centrica PLC	126,587	246,954
Coca-Cola European Partners PLC	4,945	203,932
Compass Group PLC	36,285	780,472
ConvaTec Group PLC*	31,129	89,446
Croda International PLC	3,027	204,767
Diageo PLC	56,478	2,075,513
Direct Line Insurance Group PLC	31,311	141,311
easyJet PLC	3,612	76,651
Fresnillo PLC	5,137	69,955
G4S PLC	35,675	129,071
GKN PLC	39,621	232,664
GlaxoSmithKline PLC	113,631	2,357,832
Hammerson PLC	18,466	126,518
Hargreaves Lansdown PLC	6,042	164,555
HSBC Holdings PLC	457,710	4,383,372
Imperial Brands PLC	22,125	847,872
InterContinental Hotels Group PLC	4,144	255,747
Intertek Group PLC	3,708	286,373
Investec PLC	15,000	108,711
ITV PLC	83,913	181,374
J Sainsbury PLC	37,806	162,068
John Wood Group PLC	15,365	130,993
Johnson Matthey PLC	4,503	222,368
Kingfisher PLC	51,168	199,114
Land Securities Group PLC	16,989	210,334
Legal & General Group PLC	137,057	472,006
Lloyds Banking Group PLC	1,646,809	1,347,283
London Stock Exchange Group PLC	7,302	421,170
Marks & Spencer Group PLC	37,214	150,336
Mediclinic International PLC	8,448	56,729
Meggitt PLC	17,805	133,148
Melrose Industries PLC	44,346	125,731
Merlin Entertainments PLC*	16,350	84,417
Micro Focus International PLC	10,054	164,122
Mondi PLC	8,544	235,346
National Grid PLC	77,862	830,845
Next PLC	3,210	249,939
NMC Health PLC	2,394	119,193
Pearson PLC	17,847	216,068

146

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Persimmon PLC	7,086	$230,636
Prudential PLC	58,976	1,395,173
Quilter PLC†*	37,948	77,054
Reckitt Benckiser Group PLC	15,287	1,362,772
RELX PLC	24,217	528,085
Rio Tinto PLC	27,586	1,523,785
Rolls-Royce Holdings PLC	38,175	496,108
Royal Bank of Scotland Group PLC†	81,861	274,060
Royal Dutch Shell PLC, Class A (TRQX)	105,407	3,616,264
Royal Dutch Shell PLC, Class B	85,699	2,999,372
Royal Mail PLC	20,576	126,761
RSA Insurance Group PLC	23,358	197,328
Sage Group PLC	24,643	201,298
Schroders PLC	2,820	115,086
Segro PLC	22,818	199,054
Severn Trent PLC	5,400	137,051
Sky PLC	23,873	477,171
Smith & Nephew PLC	20,216	350,399
Smiths Group PLC	9,098	192,623
SSE PLC	23,301	382,174
St James’s Place PLC	12,189	192,625
Standard Chartered PLC	64,379	580,504
Standard Life Aberdeen PLC	61,850	253,271
Taylor Wimpey PLC	75,324	172,820
Tesco PLC	222,916	761,245
Travis Perkins PLC	5,794	91,001
Unilever PLC	28,297	1,616,994
United Utilities Group PLC	15,641	147,576
Vodafone Group PLC	608,051	1,483,771
Weir Group PLC	5,532	141,160
Whitbread PLC	4,203	215,848
WM Morrison Supermarkets PLC	50,979	174,718

		54,835,854

United States — 0.0%
Altice USA, Inc., Class A	4,547	77,894

Total Common Stocks (cost $304,635,961)		336,825,027

EXCHANGE-TRADED FUNDS — 2.8%
United States — 2.8%
iShares MSCI EAFE ETF (cost $10,039,369)	148,000	10,194,240

Total Long-Term Investment Securities (cost $314,675,330)		347,019,267

SHORT-TERM INVESTMENT SECURITIES — 0.6%
United States Treasury Bills 1.81 due 08/02/2018(1)	$100,000	99,995
1.85 due 08/09/2018(1)	200,000	199,917
1.86 due 08/16/2018(1)	70,000	69,946
1.89 due 08/30/2018(1)	130,000	129,801
1.91 due 09/20/2018(1)	80,000	79,790

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
1.92 due 09/06/2018(1)	$200,000	$199,622
1.93 due 10/04/2018(1)	375,000	373,715
1.96 due 11/01/2018(1)	60,000	59,693
1.96 due 10/18/2018(1)	50,000	49,788
1.97 due 11/01/2018(1)	220,000	218,876
2.02 due 11/29/2018(1)	530,000	526,418
2.04 due 11/29/2018(1)	200,000	198,648

Total Short-Term Investment Securities (cost $2,206,280)		2,206,209

REPURCHASE AGREEMENTS — 4.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount $15,151,147 and collaterallized by $5,870,000 of United States Treasury Notes, bearing interest at 1.50%, due 08/15/2026 and by $10,215,000 of United States Treasury Notes, bearing interest at 0.13%, due 07/15/2026 having an approximate combined value of $15,454,268 (cost $15,151,000)	15,151,000	15,151,000

TOTAL INVESTMENTS (cost $332,032,610)(2)	99.4%	364,376,476
Other assets less liabilities	0.6	2,263,429

NET ASSETS	100.0%	$366,639,905

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $2,683,480 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AQXE — Aquis Exchange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

FDR — Fiduciary Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

147

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
183	Long	Mini MSCI Emerging Markets Index	September 2018	$18,343,928	$18,339,345	$(4,583)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,770,278	$333,054,749	**	$—	$336,825,027
Exchange-Traded Funds	10,194,240	—		—	10,194,240
Short-Term Investment Securities	—	2,206,209		—	2,206,209
Repurchase Agreements	—	15,151,000		—	15,151,000

Total Investments at Value	$13,964,518	$350,411,958		$—	$364,376,476

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,583	$—		$—	$4,583

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $328,960,277 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity secutities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

148

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Time Deposits	8.9%
Enterprise Software/Service	5.4
Computer Services	3.8
Computer Software	3.3
Medical Instruments	3.3
Applications Software	2.8
Therapeutics	2.7
Medical-Drugs	2.6
Medical Products	2.3
Retail-Restaurants	2.3
Human Resources	2.3
Schools	2.2
Medical-Biomedical/Gene	2.2
Web Hosting/Design	2.1
Banks-Commercial	2.0
Commercial Services-Finance	2.0
Machinery-Pumps	1.8
Insurance-Property/Casualty	1.7
Semiconductor Equipment	1.6
Distribution/Wholesale	1.6
Commercial Services	1.6
Health Care Cost Containment	1.5
Electronic Components-Semiconductors	1.4
Food-Misc./Diversified	1.4
Medical Information Systems	1.4
Diversified Manufacturing Operations	1.4
Diagnostic Equipment	1.4
Drug Delivery Systems	1.3
Medical-Outpatient/Home Medical	1.3
Oil Companies-Exploration & Production	1.3
Insurance Brokers	1.2
Recreational Vehicles	1.1
Retail-Misc./Diversified	1.1
Recreational Centers	1.1
E-Commerce/Products	1.1
Miscellaneous Manufacturing	1.1
Chemicals-Specialty	1.1
Medical Labs & Testing Services	1.0
Medical-Generic Drugs	1.0
Television	1.0
Non-Hazardous Waste Disposal	0.9
Medical-Wholesale Drug Distribution	0.9
Retail-Apparel/Shoe	0.9
Chemicals-Plastics	0.9
Finance-Investment Banker/Broker	0.9
Savings & Loans/Thrifts	0.9
Aerospace/Defense-Equipment	0.9
Instruments-Controls	0.9
Building Products-Doors & Windows	0.9
Machinery-Construction & Mining	0.9
Entertainment Software	0.9
Auto/Truck Parts & Equipment-Original	0.8
Electronic Measurement Instruments	0.8
Medical-Hospitals	0.8
Networking Products	0.8
Racetracks	0.8
Oil & Gas Drilling	0.7
Food-Confectionery	0.7
Educational Software	0.7
Telecom Services	0.7
Computers-Integrated Systems	0.6

Telecom Equipment-Fiber Optics	0.6%
Containers-Paper/Plastic	0.5
Machinery-General Industrial	0.5
Real Estate Investment Trusts	0.5
Data Processing/Management	0.5
Computers	0.5
Office Furnishings-Original	0.5
Computer Data Security	0.3
Building & Construction Products-Misc.	0.2

103.1%

*	Calculated as a percentage of net assets

149

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.2%
Aerospace/Defense-Equipment — 0.9%
HEICO Corp.	36,443	$2,783,152

Applications Software — 2.8%
HubSpot, Inc.†	35,436	4,397,607
New Relic, Inc.†	24,300	2,374,110
Rapid7, Inc.†	70,643	1,964,582

		8,736,299

Auto/Truck Parts & Equipment-Original — 0.8%
Visteon Corp.†	22,489	2,633,012

Banks-Commercial — 2.0%
Webster Financial Corp.	44,989	2,903,140
Western Alliance Bancorp†	59,514	3,375,634

		6,278,774

Building & Construction Products-Misc. — 0.2%
Summit Materials, Inc., Class A†	30,034	753,853

Building Products-Doors & Windows — 0.9%
Masonite International Corp.†	40,215	2,744,674

Chemicals-Plastics — 0.9%
PolyOne Corp.	63,935	2,867,485

Chemicals-Specialty — 1.1%
Ingevity Corp.†	16,664	1,660,901
Methanex Corp.	23,272	1,608,095

		3,268,996

Commercial Services — 1.6%
CoStar Group, Inc.†	11,737	4,880,831

Commercial Services-Finance — 2.0%
Euronet Worldwide, Inc.†	24,052	2,211,341
MarketAxess Holdings, Inc.	20,733	4,017,433

		6,228,774

Computer Data Security — 0.3%
Varonis Systems, Inc.†	17,592	1,051,562

Computer Services — 3.8%
EPAM Systems, Inc.†	34,239	4,458,260
Globant SA†	71,243	3,949,712
WNS Holdings, Ltd. ADR†	73,039	3,554,078

		11,962,050

Computer Software — 3.3%
Box, Inc., Class A†	97,432	2,334,471
InterXion Holding NV†	63,922	4,147,259
SS&C Technologies Holdings, Inc.	73,232	3,886,422

		10,368,152

Computers — 0.5%
Nutanix, Inc., Class A†	29,700	1,452,033

Computers-Integrated Systems — 0.6%
Mercury Systems, Inc.†	48,100	2,007,213

Containers-Paper/Plastic — 0.5%
Berry Global Group, Inc.†	33,601	1,641,409

Data Processing/Management — 0.5%
Fair Isaac Corp.†	7,304	1,471,464

Diagnostic Equipment — 1.4%
Repligen Corp.†	87,793	4,243,036

Distribution/Wholesale — 1.6%
Pool Corp.	15,358	2,353,614

Security Description	Shares	Value (Note 2)
Distribution/Wholesale (continued)
WESCO International, Inc.†	42,210	$2,574,810

		4,928,424

Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	23,699	1,410,801
EnPro Industries, Inc.	37,745	2,883,341

		4,294,142

Drug Delivery Systems — 1.3%
DexCom, Inc.†	43,630	4,150,522

E-Commerce/Products — 1.1%
Chegg, Inc.†	118,365	3,278,711

Educational Software — 0.7%
2U, Inc.†	28,251	2,137,471

Electronic Components-Semiconductors — 1.4%
Monolithic Power Systems, Inc.	14,144	1,876,626
Silicon Laboratories, Inc.†	26,998	2,571,559

		4,448,185

Electronic Measurement Instruments — 0.8%
FLIR Systems, Inc.	44,277	2,594,632

Enterprise Software/Service — 5.4%
Black Knight, Inc.†	72,713	3,755,626
Evolent Health, Inc., Class A†	102,894	2,078,459
Guidewire Software, Inc.†	57,250	4,934,950
Tyler Technologies, Inc.†	15,848	3,565,642
Ultimate Software Group, Inc.†	9,174	2,540,189

		16,874,866

Entertainment Software — 0.9%
Take-Two Interactive Software, Inc.†	23,668	2,674,957

Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	47,758	2,856,406

Food-Confectionery — 0.7%
Hostess Brands, Inc.†	164,560	2,305,486

Food-Misc./Diversified — 1.4%
Nomad Foods, Ltd.†	126,192	2,397,648
Pinnacle Foods, Inc.	30,415	2,020,164

		4,417,812

Health Care Cost Containment — 1.5%
HealthEquity, Inc.†	60,851	4,594,251

Human Resources — 2.3%
ASGN, Inc.†	47,156	4,258,187
Korn/Ferry International	42,643	2,813,585

		7,071,772

Instruments-Controls — 0.9%
Woodward, Inc.	33,222	2,764,403

Insurance Brokers — 1.2%
Brown & Brown, Inc.	129,200	3,780,392

Insurance-Property/Casualty — 1.7%
Hanover Insurance Group, Inc.	20,527	2,574,496
Selective Insurance Group, Inc.	42,972	2,569,726

		5,144,222

Machinery-Construction & Mining — 0.9%
Oshkosh Corp.	36,141	2,719,610

Machinery-General Industrial — 0.5%
Welbilt, Inc.†	71,812	1,637,314

150

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Pumps — 1.8%
Gardner Denver Holdings, Inc.†	101,769	$2,911,611
Graco, Inc.	55,129	2,543,652

		5,455,263

Medical Information Systems — 1.4%
Medidata Solutions, Inc.†	58,433	4,342,156

Medical Instruments — 3.3%
Bio-Techne Corp.	19,613	3,150,632
Integra LifeSciences Holdings Corp.†	60,569	3,775,266
LivaNova PLC†	29,670	3,267,557

		10,193,455

Medical Labs & Testing Services — 1.0%
Syneos Health, Inc.†	64,970	3,201,397

Medical Products — 2.3%
Inogen, Inc.†	18,799	3,745,701
Penumbra, Inc.†	23,957	3,407,883

		7,153,584

Medical-Biomedical/Gene — 2.2%
Amicus Therapeutics, Inc.†	54,046	786,369
Retrophin, Inc.†	117,849	3,257,346
Sage Therapeutics, Inc.†	19,136	2,761,708

		6,805,423

Medical-Drugs — 2.6%
Aerie Pharmaceuticals, Inc.†	56,968	3,848,188
Eagle Pharmaceuticals, Inc.†	44,653	3,538,750
TESARO, Inc.†	19,797	689,530

		8,076,468

Medical-Generic Drugs — 1.0%
Amneal Pharmaceuticals, Inc.†	163,107	3,126,761

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	64,441	2,544,131

Medical-Outpatient/Home Medical — 1.3%
LHC Group, Inc.†	47,478	4,086,906

Medical-Wholesale Drug Distribution — 0.9%
Premier, Inc., Class A†	77,565	2,900,931

Miscellaneous Manufacturing — 1.1%
John Bean Technologies Corp.	29,569	3,270,331

Networking Products — 0.8%
LogMeIn, Inc.	30,291	2,455,086

Non-Hazardous Waste Disposal — 0.9%
Casella Waste Systems, Inc., Class A†	107,234	2,955,369

Office Furnishings-Original — 0.5%
Steelcase, Inc., Class A	103,925	1,428,969

Oil & Gas Drilling — 0.7%
Patterson-UTI Energy, Inc.	134,850	2,319,420

Oil Companies-Exploration & Production — 1.3%
Centennial Resource Development, Inc., Class A†	222,494	3,995,992

Racetracks — 0.8%
Penn National Gaming, Inc.†	73,713	2,362,502

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 0.5%
Physicians Realty Trust	100,170	$1,578,679

Recreational Centers — 1.1%
Planet Fitness, Inc., Class A†	69,352	3,295,607

Recreational Vehicles — 1.1%
Brunswick Corp.	23,209	1,492,339
Camping World Holdings, Inc., Class A	83,871	1,859,420

		3,351,759

Retail-Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	18,809	2,874,203

Retail-Misc./Diversified — 1.1%
Five Below, Inc.†	34,104	3,313,545

Retail-Restaurants — 2.3%
Jack in the Box, Inc.	18,766	1,580,848
Texas Roadhouse, Inc.	51,549	3,239,339
Wingstop, Inc.	46,768	2,308,001

		7,128,188

Savings & Loans/Thrifts — 0.9%
Sterling Bancorp	125,757	2,791,805

Schools — 2.2%
Bright Horizons Family Solutions, Inc.†	30,060	3,216,119
Grand Canyon Education, Inc.†	32,341	3,768,697

		6,984,816

Semiconductor Equipment — 1.6%
Entegris, Inc.	89,904	3,160,126
MKS Instruments, Inc.	20,857	1,966,815

		5,126,941

Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	70,625	1,793,875

Telecom Services — 0.7%
GTT Communications, Inc.†	45,845	2,037,810

Television — 1.0%
World Wrestling Entertainment, Inc., Class A	37,779	2,988,697

Therapeutics — 2.7%
Neurocrine Biosciences, Inc.†	46,186	4,641,231
Sarepta Therapeutics, Inc.†	33,221	3,861,609

		8,502,840

Web Hosting/Design — 2.1%
GoDaddy, Inc., Class A†	57,700	4,247,874
Q2 Holdings, Inc.†	36,750	2,173,762

		6,421,636

Total Long-Term Investment Securities (cost $231,512,780)		292,910,892

151

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 8.9%
Time Deposits — 8.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $27,529,000)	$27,529,000	$27,529,000

TOTAL INVESTMENTS (cost $259,041,780)(1)	103.1%	320,439,892
Liabilities in excess of other assets	(3.1)	(9,575,988)

NET ASSETS	100.0%	$310,863,904

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$292,910,892	$—	$—	$292,910,892
Short-Term Investment Securities	—	27,529,000	—	27,529,000

Total Investments at Value	$292,910,892	$27,529,000	$—	$320,439,892

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

152

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	12.6%
United States Treasury Notes	10.9
Oil Companies-Exploration & Production	6.8
Time Deposits	6.5
Medical-Drugs	5.4
Banks-Commercial	3.5
Banks-Super Regional	3.2
Oil Companies-Integrated	2.6
Oil-Field Services	2.6
Cable/Satellite TV	2.0
Enterprise Software/Service	1.8
Insurance Brokers	1.7
Auto-Cars/Light Trucks	1.6
Banks-Fiduciary	1.6
Electronic Components-Semiconductors	1.5
Medical Products	1.5
Pharmacy Services	1.5
Tobacco	1.4
United States Treasury Bonds	1.4
Aerospace/Defense	1.3
Food-Misc./Diversified	1.3
Telephone-Integrated	1.3
Networking Products	1.2
Cruise Lines	1.2
Semiconductor Components-Integrated Circuits	1.2
Insurance-Life/Health	1.1
Agricultural Chemicals	1.0
Medical Instruments	1.0
Computer Services	1.0
Real Estate Investment Trusts	1.0
Medical-Biomedical/Gene	0.9
Insurance-Multi-line	0.9
E-Commerce/Products	0.9
Medical-Wholesale Drug Distribution	0.9
Diversified Manufacturing Operations	0.8
Transport-Rail	0.8
Retail-Building Products	0.8
Building Products-Air & Heating	0.7
Medical-HMO	0.6
Diversified Minerals	0.6
Television	0.5
Telecom Equipment-Fiber Optics	0.5
Pipelines	0.5
Private Equity	0.4
Telecommunication Equipment	0.4
Electric-Integrated	0.4
Retail-Drug Store	0.4
Finance-Other Services	0.4
Transport-Equipment & Leasing	0.4
Investment Management/Advisor Services	0.4
Finance-Investment Banker/Broker	0.3
Applications Software	0.3
Computers-Memory Devices	0.3
Computer Software	0.3
Brewery	0.3
Insurance-Mutual	0.3
E-Commerce/Services	0.3
Advanced Materials	0.2
Internet Security	0.2
Drug Delivery Systems	0.2
Finance-Leasing Companies	0.2

Computers	0.2%
Therapeutics	0.2
Airlines	0.2
Theaters	0.1
Oil & Gas Drilling	0.1
Cellular Telecom	0.1
Finance-Consumer Loans	0.1
Chemicals-Diversified	0.1
Electric-Generation	0.1
Retail-Auto Parts	0.1
Electric-Distribution	0.1
Electronic Parts Distribution	0.1
Insurance-Reinsurance	0.1
Gas-Distribution	0.1

99.5%

*	Calculated as a percentage of net assets

153

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 64.0%
Aerospace/Defense — 1.3%
General Dynamics Corp.	105,470	$21,068,687

Agricultural Chemicals — 1.0%
Mosaic Co.	281,146	8,465,306
Nutrien, Ltd.	146,737	7,954,613

		16,419,919

Auto-Cars/Light Trucks — 1.5%
General Motors Co.	639,122	24,229,115

Banks-Commercial — 2.1%
Citizens Financial Group, Inc.	638,623	25,404,423
First Horizon National Corp.	406,545	7,273,090

		32,677,513

Banks-Fiduciary — 1.6%
Northern Trust Corp.	110,906	12,113,153
State Street Corp.	151,093	13,343,023

		25,456,176

Banks-Super Regional — 2.9%
Fifth Third Bancorp	442,698	13,099,434
PNC Financial Services Group, Inc.	111,372	16,130,007
Wells Fargo & Co.	295,115	16,907,138

		46,136,579

Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	298,525	11,197,673

Cable/Satellite TV — 1.4%
Charter Communications, Inc., Class A†	40,920	12,463,413
Comcast Corp., Class A	253,669	9,076,277

		21,539,690

Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A	195,988	15,973,022

Cruise Lines — 1.2%
Carnival Corp.	331,871	19,660,038

Diversified Banking Institutions — 11.4%
Bank of America Corp.	1,496,888	46,223,901
Citigroup, Inc.	741,976	53,340,655
Goldman Sachs Group, Inc.	52,892	12,558,148
JPMorgan Chase & Co.	344,661	39,618,782
Morgan Stanley	569,863	28,812,273

		180,553,759

Diversified Manufacturing Operations — 0.8%
Ingersoll-Rand PLC	137,867	13,581,278

Diversified Minerals — 0.6%
BHP Billiton, Ltd.	349,005	9,132,333

E-Commerce/Products — 0.9%
eBay, Inc.†	414,962	13,880,479

Electric-Integrated — 0.3%
FirstEnergy Corp.	137,762	4,880,908

Electronic Components-Semiconductors — 0.8%
Intel Corp.	279,186	13,428,846

Enterprise Software/Service — 1.6%
Oracle Corp.	542,043	25,844,610

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 1.3%
Mondelez International, Inc., Class A	477,602	$20,718,375

Insurance Brokers — 1.7%
Aon PLC	76,020	10,912,671
Marsh & McLennan Cos., Inc.	70,948	5,914,225
Willis Towers Watson PLC	60,058	9,574,447

		26,401,343

Insurance-Life/Health — 0.5%
AXA Equitable Holdings, Inc.†	342,973	7,541,976

Insurance-Multi-line — 0.7%
Voya Financial, Inc.	206,090	10,411,667

Medical Instruments — 0.9%
Medtronic PLC	150,544	13,583,585

Medical Products — 1.2%
Baxter International, Inc.	95,265	6,901,949
Zimmer Biomet Holdings, Inc.	100,911	12,666,349

		19,568,298

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.	13,080	2,570,874
Celgene Corp.†	93,586	8,431,163

		11,002,037

Medical-Drugs — 4.8%
Bristol-Myers Squibb Co.	160,634	9,437,248
Johnson & Johnson	83,758	11,099,610
Merck & Co., Inc.	266,541	17,557,056
Novartis AG	174,703	14,664,752
Pfizer, Inc.	342,194	13,663,806
Sanofi	115,465	10,034,464

		76,456,936

Medical-HMO — 0.6%
Anthem, Inc.	39,029	9,874,337

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	108,748	13,658,749

Networking Products — 1.2%
Cisco Systems, Inc.	470,938	19,915,968

Oil Companies-Exploration & Production — 6.6%
Anadarko Petroleum Corp.	316,506	23,152,414
Apache Corp.	320,528	14,744,288
Canadian Natural Resources, Ltd.	459,398	16,880,674
Devon Energy Corp.	600,653	27,035,391
Occidental Petroleum Corp.	270,404	22,695,008

		104,507,775

Oil Companies-Integrated — 2.6%
BP PLC	2,466,693	18,533,772
Royal Dutch Shell PLC, Class A	656,874	22,535,785

		41,069,557

Oil-Field Services — 2.2%
Baker Hughes a GE Co., LLC	44,231	1,529,508
Schlumberger, Ltd.	205,261	13,859,223
TechnipFMC PLC	579,323	18,856,963

		34,245,694

Pharmacy Services — 1.4%
CVS Health Corp.	337,438	21,886,229

154

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Retail-Building Products — 0.8%
Kingfisher PLC	3,162,803	$12,307,685

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	92,215	6,235,578

Semiconductor Components-Integrated Circuits — 1.2%
QUALCOMM, Inc.	287,124	18,401,777

Telecommunication Equipment — 0.4%
Juniper Networks, Inc.	257,017	6,769,828

Telephone-Integrated — 0.6%
Verizon Communications, Inc.	186,253	9,618,105

Tobacco — 1.4%
Philip Morris International, Inc.	261,222	22,543,458

Transport-Rail — 0.8%
CSX Corp.	187,188	13,230,448

Total Common Stocks (cost $842,768,928)		1,015,610,030

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15%	40,900	2,502,057

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	37,400

Total Convertible Preferred Securities (cost $2,502,039)		2,539,457

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	31,188

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Commercial — 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(1)	$2,845,000	3,038,460

Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 5.00% due 07/01/2019(1)	200,000	201,900

Total Preferred Securities/Capital Securities (cost $3,235,050)		3,240,360

U.S. CONVERTIBLE BONDS & NOTES — 5.5%
Applications Software — 0.3%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,622,950
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,775,000	1,692,956
RealPage, Inc. Senior Notes 1.50% due 11/15/2022	626,000	880,816

		4,196,722

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	$4,789,000	$4,350,591

Computer Software — 0.3%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	2,747,000	4,178,297

Computers-Memory Devices — 0.3%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	2,018,468
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	2,183,000	2,136,408

		4,154,876

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*(2)	171,000	319,074

Drug Delivery Systems — 0.2%
DexCom, Inc. Senior Notes 0.75% due 05/15/2022	2,280,000	2,637,431

E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc. Senior Notes 1.00% due 06/30/2047*	1,414,000	1,434,362

Electronic Components-Semiconductors — 0.5%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	2,048,410
Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	2,099,000	3,789,581
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	2,175,356
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	510,000	598,740

		8,612,087

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022*	2,245,000	2,367,635

Finance-Investment Banker/Broker — 0.3%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(2)	5,346,000	5,156,591

Finance-Other Services — 0.4%
Convertible Trust - Healthcare Series 2018-1 Senior Notes 0.25% due 02/05/2024(2)	6,038,000	6,114,936

155

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CONVERTIBLE BONDS & NOTES (continued)
Internet Security — 0.2%
FireEye, Inc. Series A Senior Notes 1.00% due 06/01/2035	$1,641,000	$1,558,948
FireEye, Inc. Series B Senior Notes 1.63% due 06/01/2035	1,663,000	1,511,473

		3,070,421

Medical Instruments — 0.1%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,242,227

Medical Products — 0.2%
Wright Medical Group, Inc. Company Guar. Notes 2.00% due 02/15/2020	3,684,000	3,890,149

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,918,757
Medicines Co. Senior Notes 2.75% due 07/15/2023	929,000	978,887

		3,897,644

Medical-Drugs — 0.1%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	648,000	639,328
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023*	771,000	867,379

		1,506,707

Multimedia — 0.0%
Liberty Media Corp-Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	496,756

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024	868,000	677,487

Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026	778,000	773,588

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	915,289
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023*	1,585,000	1,706,406

		2,621,695

Security Description	Principal Amount	Value (Note 2)
Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 1.38% due 11/15/2024*	$461,000	$501,688

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	309,670
Finisar Corp. Senior Notes 0.50% due 12/15/2036	855,000	770,009
Viavi Solutions, Inc. Senior Notes 0.63% due 08/15/2033	5,717,000	5,687,992
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	1,616,062

		8,383,733

Telephone-Integrated — 0.2%
GCI Liberty, Inc. Senior Notes 1.75% due 09/30/2046*	2,371,000	2,477,562

Television — 0.5%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	8,063,757
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	812,861	444,026

		8,507,783

Theaters — 0.1%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023*	2,209,000	2,320,506

Therapeutics — 0.2%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	2,378,513

Total Convertible Bonds & Notes (cost $81,085,864)		87,269,061

U.S. CORPORATE BONDS & NOTES — 7.8%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	211,116

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	48,240	47,223
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	992,000	961,657
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	51,438	51,068

		1,059,948

156

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	$120,000	$116,795

Auto-Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	397,149
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	818,327
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	212,691
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	346,579
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	314,977

		2,089,723

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	770,349
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,461,092
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,411,755

		3,643,196

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,671,610
US Bancorp Series W Sub. Notes 3.10% due 04/27/2026	750,000	708,780
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	253,632
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	197,802
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	166,925

		3,998,749

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	547,742
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	334,685
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	588,702

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	$641,000	$668,940
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	337,567
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	257,682

		2,735,318

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,425

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	859,044
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	1,936,303
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,259,569

		4,054,916

Chemicals-Diversified — 0.1%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,731,295

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	503,367

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	139,179

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	30,603

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	122,214
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,399,890
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	747,201
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	232,660

		2,501,965

157

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	$77,000	$79,286

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	1,863,953
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	784,622
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	753,876
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,475,105
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	20,850
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	37,390
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,500,000	1,410,580
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,291,271
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	712,710
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,329,951
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,277,984
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,454,560
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	249,016
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	124,993
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	987,673
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	210,187

		13,984,721

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	19,917

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	196,019

Security Description	Principal Amount	Value (Note 2)
Electric-Distribution (continued)
Sempra Energy Senior Notes 3.80% due 02/01/2038	$1,140,000	$1,046,227

		1,242,246

Electric-Generation — 0.1%
Southern Electric Generating Co. Company Guar. Notes 2.20% due 12/01/2018*	1,605,000	1,601,657

Electric-Integrated — 0.1%
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,654,644

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	2,100,000	2,031,708
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	807,954

		2,839,662

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,234,976

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	1,883,086

Finance-Credit Card — 0.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	53,559
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	367,411

		420,970

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	1,300,000	1,299,968
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	1,179,000	1,117,318
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	164,658

		2,581,944

Food-Misc./Diversified — 0.0%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	118,543

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	905,452

158

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	$610,000	$594,415

Insurance-Life/Health — 0.6%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	273,936
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	2,910,377
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,435,727
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	974,685
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	1,145,000	1,217,770
Prudential Financial, Inc. Senior Notes 3.94% due 12/07/2049	30,000	27,521
Reliance Standard Life Global Funding II Senior Sec. Notes 2.15% due 10/15/2018*	500,000	499,426
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	350,968
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	2,000,000	1,953,130

		9,643,540

Insurance-Multi-line — 0.2%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	639,936
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	2,050,000	1,929,295
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	979,537

		3,548,768

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,644,202
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,575,671
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	775,000	775,000

		3,994,873

Security Description	Principal Amount	Value (Note 2)
Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	$10,000	$10,460

Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,070,392

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,018,302

Medical Instruments — 0.0%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,011
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	171,037
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	61,010
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	16,010

		277,068

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	98,715
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	42,567

		141,282

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	43,720
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	226,823

		270,543

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,055
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	105,219
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	176,082

		291,356

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	168,322

159

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bayer US Finance II LLC Company Guar. Notes 2.13% due 07/15/2019*	$30,000	$29,759
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,545,223
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,200,000	2,183,552
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	197,338
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,205

		4,129,399

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	74,834

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	82,204

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	410,239
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	37,000	36,928
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	20,725
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,279,001

		1,746,893

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	38,629
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,352,000	1,351,799
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	404,020	428,963
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	84,533

		1,903,924

Pipelines — 0.5%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	199,030
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,064,880

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	$67,000	$62,972
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	54,702
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,265,292
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	28,580
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,300,690
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,269,157
MPLX LP Senior Notes 5.50% due 02/15/2023	660,000	671,659
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	95,252
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	61,253
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	41,192
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	62,277

		8,176,936

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	2,962,389
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	1,250,000	1,249,667
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,478,023

		6,690,079

Real Estate Investment Trusts — 1.0%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	1,924,667
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	1,855,000	1,764,044
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,113,793
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,046,073

160

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	$2,500,000	$2,466,343
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,286,730
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	99,491
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	196,835
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	375,000	376,250
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,595,883
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	462,845
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,395,630

		15,728,584

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,151

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,506,924
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	20,000	20,671

		1,527,595

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	716,091

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	39,178

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	93,519
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	66,128

		159,647

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	89,551

Security Description	Principal Amount	Value (Note 2)
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	$45,000	$47,294

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	112,102
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	60,788
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	527,000	503,923
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	95,418
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,385,722
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	212,043
AT&T, Inc. Senior Notes 5.15% due 11/15/2046*	25,000	24,191
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	184,162
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	43,649
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	39,299

		2,661,297

Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	14,925
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	36,580

		51,505

Transport-Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	1,260,000	1,260,103
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,355,142
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,342,094

		4,957,339

Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	48,254

161

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	$30,000	$31,795

		80,049

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	26,383
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	47,955
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	170,650

		244,988

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	29,460

Total U.S. Corporate Bonds & Notes (cost $126,774,373)		123,483,696

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Airlines — 0.1%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	1,270,301	1,291,896

Banks-Commercial — 0.6%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	632,769
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	864,387
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	1,970,604
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,385,522
National Australia Bank, Ltd. Senior Notes 2.00% due 01/14/2019	530,000	528,869
Royal Bank of Canada Senior Notes 2.00% due 12/10/2018	3,430,000	3,425,081
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	379,410
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	246,591

		9,433,233

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,280,625

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*	$230,000	$234,346

Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,095,251
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	29,455

		2,124,706

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	67,836

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	111,561

Diversified Banking Institutions — 0.3%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	1,300,000	1,298,766
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,082,843
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	304,434
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	101,216
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	997,586

		4,784,845

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	197,262
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	378,290

		575,552

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	51,296

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	122,453

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 4.50% due 07/26/2047*	256,000	237,951

162

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.3%
Orange SA Senior Notes 1.63% due 11/03/2019	$1,530,000	$1,504,741
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	340,761
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,026,607
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	244,270

		4,116,379

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	724,363

Total Foreign Corporate Bonds & Notes (cost $25,638,961)		25,157,042

FOREIGN CONVERTIBLE BONDS & NOTES — 1.2%
Banks-Commercial — 0.4%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*	7,110,000	7,142,706

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,448,604

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	1,106,791

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,423,958

Oil & Gas Drilling — 0.1%
Ensco Jersey Finance, Ltd. Company Guar. Notes 3.00% due 01/31/2024	1,592,000	1,510,924

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	2,607,000	2,580,289

Total Foreign Convertible Bonds & Notes (cost $18,245,612)		18,213,272

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 12.3%
United States Treasury Bonds — 1.4%
3.00% due 02/15/2048	$10,674,000	$10,500,965
4.50% due 02/15/2036	9,650,000	11,619,580

		22,120,545

United States Treasury Notes — 10.9%
1.25% due 01/31/2019	10,720,000	10,668,494
2.63% due 07/31/2020	73,355,000	73,289,095
2.63% due 07/15/2021	16,216,000	16,151,389
2.75% due 07/31/2023	49,295,400	49,068,179
2.88% due 07/31/2025	19,892,200	19,825,374
2.88% due 05/15/2028	3,638,600	3,610,742

		172,613,273

Total U.S. Government Treasuries (cost $195,408,251)		194,733,818

OPTIONS - PURCHASED — 0.2%
Exchange-Traded Put Options - Purchased(3) (cost $7,951,560)	3,082	3,498,070

Total Long-Term Investment Securities (cost $1,303,640,638)		1,473,775,994

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Time Deposits — 6.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $103,545,000)	$103,545,000	103,545,000

TOTAL INVESTMENTS (cost $1,407,185,638)(4)	99.5%	1,577,320,994
Other assets less liabilities	0.5	8,433,738

NET ASSETS	100.0%	$1,585,754,732

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $69,162,142 representing 4.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Exchangeable for basket of securities.

163

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

(3)	Options — Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	November 2018	$2,325	3,082	$867,980,578	$7,951,560	$3,498,070	$(4,453,490)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(4)	See Note 3 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
433	Long	S&P 500 E-Mini Index	September 2018	$60,100,400	$60,990,215	$889,815

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	AUD	4,479,916	USD	3,338,433	08/24/2018	$9,669	$—
	CAD	8,315,678	USD	6,338,169	08/24/2018	—	(56,783)
	CHF	5,034,067	USD	5,084,916	08/24/2018	—	(8,038)
	EUR	3,098,503	USD	3,637,643	08/24/2018	8,668	—
	GBP	15,510,187	USD	20,613,039	08/24/2018	237,068	—

						255,405	(64,821)

State Street Bank and Trust Co.	AUD	4,479,916	USD	3,340,942	08/24/2018	12,178	—
	CAD	8,315,678	USD	6,339,330	08/24/2018	—	(55,622)
	CHF	5,034,067	USD	5,084,351	08/24/2018	—	(8,603)
	EUR	3,098,503	USD	3,640,803	08/24/2018	11,829	—
	GBP	15,510,187	USD	20,616,132	08/24/2018	240,162	—

						264,169	(64,225)

Net Unrealized Appreciation/(Depreciation)						$519,574	$(129,046)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
USD	— United States Dollar

164

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$928,401,239	$87,208,791	**	$—	$1,015,610,030
Convertible Preferred Securities	2,539,457	—		—	2,539,457
Preferred Securities	31,188	—		—	31,188
Preferred Securities/Capital Securities	—	3,240,360		—	3,240,360
U.S. Convertible Bonds & Notes	—	87,269,061		—	87,269,061
U.S. Corporate Bonds & Notes	—	123,483,696		—	123,483,696
Foreign Corporate Bonds & Notes	—	25,157,042		—	25,157,042
Foreign Convertible Bonds & Notes	—	18,213,272		—	18,213,272
U.S. Government Treasuries	—	194,733,818		—	194,733,818
Options-Purchased	3,498,070	—		—	3,498,070
Short-Term Investment Securities	—	103,545,000		—	103,545,000

Total Investments at Value	$934,469,954	$642,851,040		$—	$1,577,320,994

Other Financial Instruments:†
Futures Contracts	$889,815	$—		$—	$889,815
Forward Foreign Currency Contracts	—	519,574		—	519,574

Total Other Financial Instruments	$889,815	$519,574		$—	$1,409,389

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$129,046		$—	$129,046

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. Securities currently valued at $87,208,791 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

165

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	11.7%
E-Commerce/Products	6.4
Web Portals/ISP	5.9
Finance-Credit Card	5.8
Medical Instruments	5.6
Asset-Backed Commercial Paper	5.0
Diversified Banking Institutions	4.8
Electronic Components-Semiconductors	4.6
Internet Content-Entertainment	4.2
Medical-Biomedical/Gene	3.4
Medical-Drugs	3.4
Finance-Other Services	3.0
Real Estate Investment Trusts	3.0
U.S. Government Agencies	2.8
Semiconductor Equipment	2.8
Coatings/Paint	2.5
Aerospace/Defense	2.5
Transport-Rail	2.4
Finance-Investment Banker/Broker	2.1
Athletic Footwear	2.1
Auto/Truck Parts & Equipment-Original	1.9
Entertainment Software	1.8
Medical-HMO	1.7
Electronic Forms	1.7
Electronic Connectors	1.7
Industrial Gases	1.6
Retail-Restaurants	1.6
Internet Application Software	1.4
E-Commerce/Services	1.3
Commercial Services	1.2
Theaters	1.0
Commercial Services-Finance	1.0
Building Products-Cement	0.8
Drug Delivery Systems	0.4

103.1%

*	Calculated as a percentage of net assets

166

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.3%
Aerospace/Defense — 2.5%
Boeing Co.	25,019	$8,914,270

Applications Software — 11.7%
Microsoft Corp.	235,508	24,982,689
salesforce.com, Inc.†	119,943	16,450,182

		41,432,871

Athletic Footwear — 2.1%
NIKE, Inc., Class B	97,417	7,492,341

Auto/Truck Parts & Equipment-Original — 1.9%
Aptiv PLC	66,854	6,556,372

Building Products-Cement — 0.8%
Vulcan Materials Co.	26,140	2,927,680

Coatings/Paint — 2.5%
Sherwin-Williams Co.	20,486	9,028,795

Commercial Services — 1.2%
CoStar Group, Inc.†	9,914	4,122,737

Commercial Services-Finance — 1.0%
PayPal Holdings, Inc.†	42,118	3,459,572

Diversified Banking Institutions — 4.8%
Bank of America Corp.	288,633	8,912,987
Citigroup, Inc.	113,818	8,182,376

		17,095,363

Drug Delivery Systems — 0.4%
Nektar Therapeutics†	26,093	1,372,492

E-Commerce/Products — 6.4%
Amazon.com, Inc.†	12,861	22,859,656

E-Commerce/Services — 1.3%
Booking Holdings, Inc.†	2,262	4,588,965

Electronic Components-Semiconductors — 4.6%
NVIDIA Corp.	23,713	5,806,365
Texas Instruments, Inc.	95,504	10,631,505

		16,437,870

Electronic Connectors — 1.7%
TE Connectivity, Ltd.	64,670	6,051,172

Electronic Forms — 1.7%
Adobe Systems, Inc.†	24,897	6,091,798

Entertainment Software — 1.8%
Activision Blizzard, Inc.	87,516	6,425,425

Finance-Credit Card — 5.8%
Mastercard, Inc., Class A	96,940	19,194,120
Pagseguro Digital, Ltd., Class A†	52,179	1,404,659

		20,598,779

Finance-Investment Banker/Broker — 2.1%
Charles Schwab Corp.	147,633	7,538,141

Finance-Other Services — 3.0%
Intercontinental Exchange, Inc.	145,139	10,727,223

Industrial Gases — 1.6%
Air Products & Chemicals, Inc.	34,840	5,719,683

Internet Application Software — 1.4%
Tencent Holdings, Ltd.	111,900	5,087,376

Internet Content-Entertainment — 4.2%
Facebook, Inc., Class A†	59,269	10,228,644

Security Description	Shares/ Principal Amount	Value (Note 2)
Internet Content-Entertainment (continued)
Netflix, Inc.†	13,746	$4,638,588

		14,867,232

Medical Instruments — 5.6%
Boston Scientific Corp.†	239,916	8,063,577
Edwards Lifesciences Corp.†	25,160	3,584,042
Intuitive Surgical, Inc.†	16,213	8,239,284

		19,886,903

Medical-Biomedical/Gene — 3.4%
Celgene Corp.†	73,494	6,621,074
Regeneron Pharmaceuticals, Inc.†	15,083	5,550,695

		12,171,769

Medical-Drugs — 3.4%
Allergan PLC	38,100	7,013,829
Zoetis, Inc.	57,598	4,981,075

		11,994,904

Medical-HMO — 1.7%
Humana, Inc.	19,717	6,194,687

Real Estate Investment Trusts — 3.0%
American Tower Corp.	71,467	10,594,268

Retail-Restaurants — 1.6%
Starbucks Corp.	108,810	5,700,556

Semiconductor Equipment — 2.8%
ASML Holding NV	47,195	10,099,730

Theaters — 1.0%
Live Nation Entertainment, Inc.†	72,507	3,573,145

Transport-Rail — 2.4%
Union Pacific Corp.	56,064	8,403,433

Web Portals/ISP — 5.9%
Alphabet, Inc., Class C†	17,289	21,045,208

Total Long-Term Investment Securities (cost $245,967,652)		339,060,416

SHORT-TERM INVESTMENT SECURITIES — 7.8%
Commercial Paper — 5.0%
Credit Agricole North America, Inc. 1.90% due 08/01/2018	$17,700,000	17,699,127

U.S. Government Agencies — 2.8%
Federal Home Loan Bank 1.74% due 08/01/2018	10,200,000	10,200,000

Total Short-Term Investment Securities (cost $27,900,000)		27,899,127

TOTAL INVESTMENTS (cost $273,867,652)(1)	103.1%	366,959,543
Liabilities in excess of other assets	(3.1)	(11,170,899)

NET ASSETS	100.0%	$355,788,644

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

167

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$333,973,040	$5,087,376	**	$—	$339,060,416
Short-Term Investment Securities	—	27,899,127		—	27,899,127

Total Investments at Value	$333,973,040	$32,986,503		$—	$366,959,543

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,087,376 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

168

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Registered Investment Companies	17.9%
Diversified Financial Services	5.6
Federal National Mtg. Assoc.	5.4
Diversified Banking Institutions	5.1
United States Treasury Notes	5.0
Medical-Drugs	2.7
Federal Home Loan Mtg. Corp.	2.2
Banks-Commercial	2.0
Government National Mtg. Assoc.	1.9
United States Treasury Bonds	1.8
Electric-Integrated	1.7
Applications Software	1.7
Oil Companies-Integrated	1.6
Medical-HMO	1.4
Oil Companies-Exploration & Production	1.3
Computers	1.3
Telephone-Integrated	1.3
Aerospace/Defense	1.2
E-Commerce/Products	1.1
Medical-Biomedical/Gene	1.1
Web Portals/ISP	1.0
Real Estate Investment Trusts	1.0
Auto-Cars/Light Trucks	1.0
Insurance-Life/Health	1.0
Electronic Components-Semiconductors	0.9
Food-Misc./Diversified	0.9
Insurance-Multi-line	0.8
Oil Refining & Marketing	0.8
Transport-Rail	0.8
Semiconductor Equipment	0.8
Cable/Satellite TV	0.7
Finance-Credit Card	0.7
Beverages-Non-alcoholic	0.7
Federal Home Loan Bank	0.6
Tobacco	0.6
Computer Services	0.6
Machinery-Construction & Mining	0.6
Diversified Manufacturing Operations	0.6
Enterprise Software/Service	0.5
Brewery	0.5
Retail-Apparel/Shoe	0.5
Banks-Super Regional	0.5
Retail-Discount	0.5
Insurance-Property/Casualty	0.5
U.S. Government Treasuries	0.5
Airlines	0.4
Building-Residential/Commercial	0.4
Pipelines	0.4
Cellular Telecom	0.4
Internet Content-Entertainment	0.4
Commercial Services-Finance	0.4
Retail-Auto Parts	0.4
Pharmacy Services	0.4
Multimedia	0.3
Hotels/Motels	0.3
Chemicals-Specialty	0.3
Medical-Hospitals	0.3
Banks-Special Purpose	0.3
Rental Auto/Equipment	0.3
Food-Retail	0.3
Medical Instruments	0.3

Transport-Services	0.3%
Semiconductor Components-Integrated Circuits	0.3
Industrial Gases	0.3
Cosmetics & Toiletries	0.3
Aerospace/Defense-Equipment	0.3
Chemicals-Diversified	0.3
Medical Products	0.2
Auto/Truck Parts & Equipment-Original	0.2
Software Tools	0.2
Building Products-Cement	0.2
Diversified Minerals	0.2
Independent Power Producers	0.2
Municipal Bonds & Notes	0.2
Television	0.2
Finance-Other Services	0.2
Apparel Manufacturers	0.2
Sovereign	0.2
Broadcast Services/Program	0.2
Athletic Footwear	0.2
Metal-Diversified	0.2
Soap & Cleaning Preparation	0.2
Coatings/Paint	0.2
Beverages-Wine/Spirits	0.2
Power Converter/Supply Equipment	0.2
Audio/Video Products	0.2
Retail-Consumer Electronics	0.2
Investment Management/Advisor Services	0.2
Distribution/Wholesale	0.2
Building Products-Air & Heating	0.2
Machinery-Farming	0.2
Casino Hotels	0.2
Rubber-Tires	0.1
Import/Export	0.1
Networking Products	0.1
Food-Catering	0.1
Instruments-Controls	0.1
Electric Products-Misc.	0.1
Finance-Auto Loans	0.1
Private Equity	0.1
Human Resources	0.1
Computers-Memory Devices	0.1
Real Estate Management/Services	0.1
Miscellaneous Manufacturing	0.1
Containers-Paper/Plastic	0.1
Retail-Major Department Stores	0.1
Web Hosting/Design	0.1
Retail-Regional Department Stores	0.1
Insurance-Reinsurance	0.1
Diagnostic Equipment	0.1
Vitamins & Nutrition Products	0.1
Decision Support Software	0.1
Retail-Jewelry	0.1
Regional Authority	0.1
Containers-Metal/Glass	0.1
Diversified Operations	0.1
Tools-Hand Held	0.1
Steel-Specialty	0.1
Machine Tools & Related Products	0.1
Steel-Producers	0.1
Electric-Generation	0.1
Agricultural Operations	0.1

169

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Electric-Distribution	0.1%
Metal-Copper	0.1
Metal-Aluminum	0.1
Computers-Integrated Systems	0.1
Internet Infrastructure Software	0.1
Publishing-Newspapers	0.1
Computer Data Security	0.1
Medical-Generic Drugs	0.1
Oil-Field Services	0.1
Building Societies	0.1
Computer Software	0.1
Real Estate Operations & Development	0.1
Advertising Sales	0.1
Banks-Fiduciary	0.1
Batteries/Battery Systems	0.1
Gold Mining	0.1
Wireless Equipment	0.1
Finance-Leasing Companies	0.1
Internet Security	0.1
Cruise Lines	0.1
Energy-Alternate Sources	0.1
Transport-Equipment & Leasing	0.1
Telecommunication Equipment	0.1
Radio	0.1
Electric-Transmission	0.1
Internet Connectivity Services	0.1
Machinery-Electrical	0.1
Theaters	0.1

99.1%

@ — See Note 1

*	Calculated as a percentage of net assets

170

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 47.1%
Advertising Sales — 0.1%
JCDecaux SA	5,966	$194,835

Aerospace/Defense — 1.1%
Boeing Co.	5,248	1,869,862
General Dynamics Corp.	3,136	626,447
Northrop Grumman Corp.	1,650	495,809

		2,992,118

Aerospace/Defense-Equipment — 0.2%
Airbus SE	3,873	479,620

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,370	60,855

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	5,260	253,848

Airlines — 0.4%
Copa Holdings SA, Class A	2,250	219,015
Delta Air Lines, Inc.	5,280	287,338
Japan Airlines Co., Ltd.	7,000	258,364
Ryanair Holdings PLC ADR†	2,922	307,979

		1,072,696

Apparel Manufacturers — 0.2%
Burberry Group PLC	10,271	283,840
Michael Kors Holdings, Ltd.†	4,180	278,931

		562,771

Applications Software — 1.6%
Microsoft Corp.	34,118	3,619,238
salesforce.com, Inc.†	4,081	559,709

		4,178,947

Athletic Footwear — 0.2%
adidas AG	1,040	229,961
NIKE, Inc., Class B	3,940	303,026

		532,987

Audio/Video Products — 0.2%
Panasonic Corp.	22,700	292,777
Sony Corp.	3,400	183,882

		476,659

Auto-Cars/Light Trucks — 0.9%
Daimler AG	7,805	539,938
General Motors Co.	8,700	329,817
Honda Motor Co., Ltd.	14,200	427,581
Renault SA	4,483	394,439
Toyota Motor Corp.	10,800	707,800

		2,399,575

Auto/Truck Parts & Equipment-Original — 0.2%
NGK Spark Plug Co., Ltd.	9,700	279,557
Sumitomo Electric Industries, Ltd.	15,700	241,525

		521,082

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd.	23,935	521,788
Bankia SA	61,311	241,143
BOC Hong Kong Holdings, Ltd.	53,500	258,958
Commonwealth Bank of Australia	1,474	82,018
DBS Group Holdings, Ltd.	14,000	274,979
Erste Group Bank AG	4,252	183,668
First Republic Bank	1,376	136,031

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
ING Groep NV	37,060	$566,194
M&T Bank Corp.	350	60,673
National Australia Bank, Ltd.	2,201	46,256
Regions Financial Corp.	17,750	330,327
Standard Chartered PLC	40,545	365,593
Svenska Handelsbanken AB, Class A	32,030	395,552
United Overseas Bank, Ltd.	16,200	321,745
Westpac Banking Corp.	3,854	84,185
Zions Bancorporation	3,861	199,614

		4,068,724

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	3,496	186,931

Banks-Super Regional — 0.3%
Comerica, Inc.	2,830	274,340
Huntington Bancshares, Inc.	15,579	240,540
SunTrust Banks, Inc.	4,222	304,280

		819,160

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,880	183,398

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	16,998	792,617
PepsiCo, Inc.	8,612	990,380

		1,782,997

Beverages-Wine/Spirits — 0.2%
Diageo PLC	1,429	52,514
Pernod Ricard SA	2,641	425,963

		478,477

Brewery — 0.4%
Anheuser-Busch InBev SA	6,927	703,797
Asahi Group Holdings, Ltd.	3,700	179,697
Heineken NV	1,611	162,977

		1,046,471

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	5,938	157,832

Building & Construction-Misc. — 0.0%
EMCOR Group, Inc.	1,400	107,730

Building Products-Air & Heating — 0.2%
Daikin Industries, Ltd.	3,700	442,135

Building Products-Cement — 0.2%
CRH PLC	5,335	181,698
LafargeHolcim, Ltd.	7,346	375,611

		557,309

Building-Heavy Construction — 0.0%
Vinci SA	953	95,792

Building-Residential/Commercial — 0.4%
Barratt Developments PLC	26,233	183,713
D.R. Horton, Inc.	5,433	237,422
Lennar Corp., Class A	5,318	277,972
PulteGroup, Inc.	9,970	284,045
Taylor Wimpey PLC	69,449	159,340

		1,142,492

Cable/Satellite TV — 0.2%
Charter Communications, Inc., Class A†	1,144	348,440
Comcast Corp., Class A	5,140	183,909

171

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV (continued)
DISH Network Corp., Class A†	3,643	$114,973

		647,322

Casino Hotels — 0.1%
Las Vegas Sands Corp.	1,990	143,081

Cellular Telecom — 0.2%
Vodafone Group PLC	220,258	537,475

Chemicals-Diversified — 0.2%
BASF SE	1,795	172,414
Huntsman Corp.	8,353	280,076

		452,490

Chemicals-Specialty — 0.3%
Brenntag AG	5,269	315,859
Daicel Corp.	23,200	255,597
Toray Industries, Inc.	34,000	263,892

		835,348

Coal — 0.0%
Peabody Energy Corp.	1,940	82,431

Coatings/Paint — 0.1%
Akzo Nobel NV	3,854	355,779

Commercial Services-Finance — 0.4%
Moody’s Corp.	1,460	249,835
PayPal Holdings, Inc.†	4,231	347,534
S&P Global, Inc.	2,170	434,955

		1,032,324

Computer Data Security — 0.1%
Fortinet, Inc.†	3,430	215,781

Computer Services — 0.6%
Accenture PLC, Class A	4,336	690,855
Capgemini SE	2,095	268,831
DXC Technology Co.	3,634	307,945
Nomura Research Institute, Ltd.	4,000	192,214
Perspecta, Inc.	1,537	33,353
Teradata Corp.†	3,710	142,056

		1,635,254

Computer Software — 0.1%
Citrix Systems, Inc.†	1,400	153,958

Computers — 1.1%
Apple, Inc.	12,696	2,415,922
HP, Inc.	18,560	428,365

		2,844,287

Computers-Integrated Systems — 0.1%
Otsuka Corp.	5,800	226,884

Computers-Memory Devices — 0.1%
NetApp, Inc.	3,830	296,901
Seagate Technology PLC	690	36,308

		333,209

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	6,364	288,098

Containers-Paper/Plastic — 0.1%
WestRock Co.	4,948	286,885

Cosmetics & Toiletries — 0.3%
Kao Corp.	5,100	372,219

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries (continued)
Unilever NV CVA	5,368	$308,739

		680,958

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	1,500	169,140

Decision Support Software — 0.1%
MSCI, Inc.	1,790	297,480

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	1,125	263,846

Distribution/Wholesale — 0.2%
Fastenal Co.	431	24,537
Ferguson PLC	5,331	420,054

		444,591

Diversified Banking Institutions — 2.7%
Banco Santander SA	42,750	239,060
Bank of America Corp.	64,518	1,992,316
BNP Paribas SA	8,645	562,416
Citigroup, Inc.	19,335	1,389,993
Credit Suisse Group AG	15,130	243,947
Deutsche Bank AG	5,911	77,347
HSBC Holdings PLC	57,947	554,944
Lloyds Banking Group PLC	219,656	179,704
Macquarie Group, Ltd.	374	34,056
Mitsubishi UFJ Financial Group, Inc.	89,100	547,854
Morgan Stanley	14,101	712,946
Sumitomo Mitsui Financial Group, Inc.	10,800	428,612
UBS Group AG	17,311	285,141
UniCredit SpA	2,299	40,643

		7,288,979

Diversified Manufacturing Operations — 0.4%
Eaton Corp. PLC	4,812	400,214
Siemens AG	2,271	320,618
Wartsila Oyj Abp	11,741	253,980

		974,812

Diversified Minerals — 0.2%
BHP Billiton, Ltd.	24,654	645,115

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	25,500	277,070

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	1,638	86,159

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	1,248	2,218,245
eBay, Inc.†	19,760	660,972

		2,879,217

Electric Products-Misc. — 0.1%
Mabuchi Motor Co., Ltd.	7,600	374,392

Electric-Generation — 0.0%
Electric Power Development Co., Ltd.	2,600	70,456

Electric-Integrated — 1.0%
Enel SpA	93,298	519,360
Iberdrola SA	76,721	596,255
Iberdrola SA†	2,192	17,046
Kyushu Electric Power Co., Inc.	7,400	87,198
NextEra Energy, Inc.	6,078	1,018,308
Public Service Enterprise Group, Inc.	4,683	241,456
Xcel Energy, Inc.	6,134	287,439

		2,767,062

172

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 0.9%
Broadcom, Inc.	1,596	$353,945
Infineon Technologies AG	9,653	255,709
Microchip Technology, Inc.	4,536	423,798
NVIDIA Corp.	2,560	626,842
Texas Instruments, Inc.	6,732	749,406

		2,409,700

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	3,230	169,091

Enterprise Software/Service — 0.4%
Oracle Corp.	7,080	337,574
SAP SE	6,301	736,891
Workday, Inc., Class A†	894	110,874

		1,185,339

Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	786	301,510

Finance-Credit Card — 0.7%
Alliance Data Systems Corp.	842	189,349
Visa, Inc., Class A	12,298	1,681,629

		1,870,978

Finance-Other Services — 0.1%
Deutsche Boerse AG	1,997	263,088

Food-Catering — 0.1%
Sodexo SA	3,450	381,735

Food-Misc./Diversified — 0.8%
Chr. Hansen Holding A/S	2,028	209,947
General Mills, Inc.	1,762	81,158
Ingredion, Inc.	1,690	171,197
Mondelez International, Inc., Class A	13,211	573,093
Nestle SA	11,756	957,962
Post Holdings, Inc.†	2,920	252,755

		2,246,112

Food-Retail — 0.3%
Seven & i Holdings Co., Ltd.	10,000	408,190
Wesfarmers, Ltd.	7,145	262,864

		671,054

Gas-Distribution — 0.0%
Tokyo Gas Co., Ltd.	4,800	117,057

Gold Mining — 0.1%
Newmont Mining Corp.	4,990	183,033

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	3,620	284,749
Hyatt Hotels Corp., Class A	3,660	286,322
InterContinental Hotels Group PLC	4,213	260,006
Whitbread PLC	1,842	94,597

		925,674

Human Resources — 0.1%
Robert Half International, Inc.	4,400	333,344

Import/Export — 0.1%
Mitsubishi Corp.	14,000	391,244

Independent Power Producers — 0.2%
NRG Energy, Inc.	8,980	284,397
Vistra Energy Corp.†	13,040	294,704

		579,101

Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.0%
Keyence Corp.	200	$105,561

Industrial Gases — 0.3%
Air Liquide SA	4,961	634,868
Linde AG	199	49,123

		683,991

Instruments-Controls — 0.1%
Honeywell International, Inc.	2,379	379,807

Instruments-Scientific — 0.0%
Waters Corp.†	570	112,444

Insurance-Life/Health — 0.9%
AIA Group, Ltd.	58,400	511,283
Aviva PLC	42,776	280,394
Lincoln National Corp.	6,820	464,442
Principal Financial Group, Inc.	1,875	108,900
Prudential Financial, Inc.	2,158	217,764
Prudential PLC	22,091	522,598
T&D Holdings, Inc.	18,600	277,518

		2,382,899

Insurance-Multi-line — 0.8%
Allianz SE	335	74,068
Allstate Corp.	3,410	324,359
Assicurazioni Generali SpA	17,360	308,050
AXA SA	18,697	472,010
Chubb, Ltd.	1,214	169,620
Hartford Financial Services Group, Inc.	14,157	746,074
Zurich Insurance Group AG	443	136,261

		2,230,442

Insurance-Property/Casualty — 0.5%
First American Financial Corp.	660	36,960
Progressive Corp.	6,110	366,661
Tokio Marine Holdings, Inc.	6,800	323,254
Travelers Cos., Inc.	3,950	514,053

		1,240,928

Insurance-Reinsurance — 0.1%
Swiss Re AG	3,343	306,635

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,914	502,898
Netflix, Inc.†	1,668	562,867

		1,065,765

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,290	221,080

Internet Security — 0.1%
Palo Alto Networks, Inc.†	880	174,469

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,400	203,938

Lighting Products & Systems — 0.0%
Universal Display Corp.	994	95,722

Machine Tools & Related Products — 0.1%
DMG Mori Seiki Co., Ltd.	16,800	257,060

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	10,755	1,546,569

Machinery-Electrical — 0.1%
Hitachi, Ltd.	19,000	132,785

173

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 0.2%
Deere & Co.	2,900	$419,891

Medical Instruments — 0.3%
Boston Scientific Corp.†	9,120	306,523
Medtronic PLC	4,281	386,275
Olympus Corp.	1,400	56,811

		749,609

Medical Products — 0.2%
Baxter International, Inc.	5,680	411,516
Haemonetics Corp.†	980	95,687
Koninklijke Philips NV	2,995	131,478

		638,681

Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	3,687	724,680
Biogen, Inc.†	857	286,555
CSL, Ltd.	1,240	180,882
Gilead Sciences, Inc.	7,840	610,187
Incyte Corp.†	871	57,956
Loxo Oncology, Inc.†	660	110,609
Shire PLC	6,452	367,300
Vertex Pharmaceuticals, Inc.†	2,624	459,331

		2,797,500

Medical-Drugs — 2.6%
AbbVie, Inc.	4,950	456,539
AstraZeneca PLC	2,081	160,217
Bayer AG	5,331	593,803
Bristol-Myers Squibb Co.	1,180	69,325
GlaxoSmithKline PLC	24,028	498,579
Johnson & Johnson	8,547	1,132,649
Kyowa Hakko Kirin Co., Ltd.	5,700	108,515
Merck & Co., Inc.	4,450	293,122
Novartis AG	6,678	560,558
Novo Nordisk A/S, Class B	5,149	256,226
Otsuka Holdings Co., Ltd.	7,300	337,754
Pfizer, Inc.	27,498	1,097,995
Roche Holding AG	3,723	913,651
Sanofi	6,950	603,988

		7,082,921

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	5,842	139,857

Medical-HMO — 1.3%
Aetna, Inc.	533	100,412
Anthem, Inc.	3,480	880,440
Centene Corp.†	1,190	155,093
Humana, Inc.	2,770	870,278
Molina Healthcare, Inc.†	3,040	316,434
UnitedHealth Group, Inc.	4,084	1,034,150
WellCare Health Plans, Inc.†	750	200,565

		3,557,372

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	2,040	253,429

Metal-Aluminum — 0.1%
Alcoa Corp.†	5,420	234,523

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	14,250	235,125

Security Description	Shares	Value (Note 2)
Metal-Diversified — 0.2%
Rio Tinto PLC	1,712	$94,567
Rio Tinto, Ltd.	7,154	431,126

		525,693

Miscellaneous Manufacturing — 0.1%
Alstom SA	7,213	323,628

Multimedia — 0.3%
Walt Disney Co.	7,781	883,610

Networking Products — 0.1%
Cisco Systems, Inc.	9,170	387,799

Oil Companies-Exploration & Production — 1.2%
ConocoPhillips	8,010	578,082
Diamondback Energy, Inc.	2,597	342,674
EOG Resources, Inc.	5,814	749,657
Lundin Petroleum AB	6,714	221,472
Occidental Petroleum Corp.	6,207	520,954
Parsley Energy, Inc., Class A†	5,889	185,091
Pioneer Natural Resources Co.	3,402	643,897

		3,241,827

Oil Companies-Integrated — 1.0%
BP PLC	59,142	444,370
Chevron Corp.	2,180	275,269
Royal Dutch Shell PLC, Class A	16,296	559,077
Royal Dutch Shell PLC, Class B	20,708	724,757
TOTAL SA	12,360	806,458

		2,809,931

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	4,310	321,440
Marathon Petroleum Corp.	6,749	545,522
PBF Energy, Inc., Class A	6,660	311,022
Valero Energy Corp.	6,870	813,064

		1,991,048

Pharmacy Services — 0.3%
CVS Health Corp.	10,199	661,507
Express Scripts Holding Co.†	550	43,703

		705,210

Poultry — 0.0%
Pilgrim’s Pride Corp.†	7,390	131,690

Power Converter/Supply Equipment — 0.2%
Schneider Electric SE	5,934	477,365

Private Equity — 0.1%
3i Group PLC	27,649	343,398

Publishing-Newspapers — 0.1%
News Corp., Class A	14,610	220,173

Real Estate Investment Trusts — 0.7%
American Tower Corp.	2,670	395,801
AvalonBay Communities, Inc.	810	143,249
Chimera Investment Corp.	2,190	41,829
Dexus	31,247	233,629
Goodman Group	47,222	337,411
Prologis, Inc.	6,178	405,400
SBA Communications Corp.†	1,440	227,880
Ventas, Inc.	2,754	155,271

		1,940,470

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	6,540	325,692

174

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development — 0.1%
CK Asset Holdings, Ltd.	25,500	$195,054

Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	4,200	146,370
United Rentals, Inc.†	1,850	275,280

		421,650

Retail-Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.	12,690	319,534
Industria de Diseno Textil SA	14,078	461,425
Ross Stores, Inc.	3,396	296,913
Urban Outfitters, Inc.†	6,790	301,476

		1,379,348

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	898	633,566
O’Reilly Automotive, Inc.†	1,110	339,660

		973,226

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	3,830	287,365
Dixons Carphone PLC	70,831	164,303

		451,668

Retail-Discount — 0.5%
Dollar Tree, Inc.†	2,517	229,752
Target Corp.	7,210	581,703
Walmart, Inc.	5,710	509,503

		1,320,958

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	3,352	294,452

Retail-Major Department Stores — 0.1%
Marui Group Co., Ltd.	16,100	319,915

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	4,270	315,425

Rubber-Tires — 0.1%
Bridgestone Corp.	10,000	394,098

Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	3,854	370,523
Renesas Electronics Corp.†	39,300	350,735

		721,258

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	16,020	779,052
ASML Holding NV	2,014	429,717
Lam Research Corp.	2,890	550,950
Teradyne, Inc.	5,860	253,445

		2,013,164

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)	2,633	330,070

Software Tools — 0.2%
VMware, Inc., Class A†	4,580	662,222

Steel-Producers — 0.1%
ArcelorMittal	8,027	256,988

Steel-Specialty — 0.1%
Outokumpu Oyj	38,195	258,262

Security Description	Shares	Value (Note 2)
Telephone-Integrated — 1.0%
AT&T, Inc.	17,662	$564,654
Deutsche Telekom AG	19,334	319,810
KDDI Corp.	5,300	147,778
Nippon Telegraph & Telephone Corp.	6,300	291,544
Telecom Italia SpA†	213,562	164,595
Telefonica SA	20,601	185,171
Verizon Communications, Inc.	18,985	980,385

		2,653,937

Television — 0.2%
ITV PLC	128,703	278,185
World Wrestling Entertainment, Inc., Class A	2,980	235,748

		513,933

Tobacco — 0.4%
British American Tobacco PLC	13,907	766,365
Japan Tobacco, Inc.	9,700	275,969

		1,042,334

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,757	262,619

Toys — 0.0%
Nintendo Co., Ltd.	400	131,864

Transport-Rail — 0.7%
Central Japan Railway Co.	1,200	249,795
Norfolk Southern Corp.	4,279	723,151
Tokyu Corp.	18,800	323,610
Union Pacific Corp.	2,153	322,713
West Japan Railway Co.	3,900	272,432

		1,891,701

Transport-Services — 0.3%
Cargotec Corp., Class B	3,281	162,933
Deutsche Post AG	7,254	256,035
Expeditors International of Washington, Inc.	300	22,851
Yamato Holdings Co., Ltd.	9,200	266,597

		708,416

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	5,780	298,421

Web Hosting/Design — 0.1%
VeriSign, Inc.†	2,200	319,506

Web Portals/ISP — 1.0%
Alphabet, Inc., Class A†	1,911	2,345,218
Alphabet, Inc., Class C†	270	328,660

		2,673,878

Wireless Equipment — 0.1%
Nokia Oyj	33,256	179,782

Total Common Stocks (cost $119,431,450)		126,654,070

Registered Investment Companies — 9.2%
JPMorgan Emerging Markets Strategic Debt Fund Class R6	649,332	5,194,659
JPMorgan Emerging Markets Equity Fund Class R6	270,719	7,666,762

175

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Registered Investment Companies (continued)
JPMorgan High Yield Fund Class R6	1,648,455	$11,951,297

Total Registered Investment Companies (cost $25,102,299)		24,812,718

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.1%
ING Groep NV 6.88% due 04/16/2022(1)	$200,000	205,500

Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 7.50% due 12/11/2023*(1)	200,000	213,248
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(1)	185,000	172,512
HSBC Holdings PLC 6.38% due 03/30/2025(1)	200,000	200,872

		586,632

Total Preferred Securities/Capital Securities (cost $829,369)		792,132

ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 2.29% (1 ML+0.20%) due 07/20/2046(2)	202,542	155,297
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020(3)	99,716	99,633
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(2)(4)	365,724	365,674
Arroyo Mortgage Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(2)(4)	254,063	254,220
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(3)	185,000	180,754
BANK Series 2018-BN11, Class A3 4.05% due 03/15/2061(3)	145,000	147,662
BBCMS Mtg. Trust FRS Series 2018-TALL, Class A 2.79% (1 ML + 0.72%) due 03/15/2037*(3)	405,000	404,873
BBCMS Trust FRS Series 2018-CBM, Class A 3.10% (1 ML+1.00%) due 07/15/2037*(3)	70,000	70,001
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 2.94% (1ML+0.87%) due 06/15/2035*(3)	310,000	310,434
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 2.89% (1 ML+0.82%) due 06/15/2035*(3)	130,000	129,864

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 2.74% (1 ML +0.67%) due 03/15/2037*(3)	$270,000	$269,491
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class B 2.94% (1 ML + 0.87%) due 03/15/2037*(3)	229,500	228,638
BX Trust FRS Series 2018-MCSF, Class A 2.65% (1ML + 0.58%) due 04/15/2035*(3)	255,000	252,925
BX Trust FRS Series 2018-MCSF, Class B 2.88% (1ML + 0.81%) due 04/15/2035*(3)	110,000	109,036
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(3)	120,000	115,902
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(3)(4)	260,000	249,778
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	108,625	108,104
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	29,150	29,135
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,798
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 2.86% (1 ML+0.79%) due 07/15/2032*(3)	300,000	300,000
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 3.04% (1 ML+0.97%) due 07/15/2032*(3)	281,000	281,313
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(3)	90,000	88,015
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(3)	400,000	405,089
Citigroup Commercial Mtg. Trust Series 2018-C5, Class A4 4.23% due 06/10/2051(3)	205,000	210,919
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 2.82% (1 ML+0.76%) due 12/25/2033	22,078	21,994
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	120,984	90,055
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	99,220	92,443
Cold Storage Pass-Through Certs. Trust FRS Series 2017-ICE3, Class A 3.07% (1ML+1.00%) due 04/15/2036*(3)	195,000	195,606

176

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(3)	$100,000	$94,947
COMM Mtg. Trust Series 2013-CR11, Class A4 4.26% due 08/10/2050(3)	225,000	232,739
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.75% due 02/10/2047(3)(4)	100,000	102,581
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 2.56% (1 ML + 0.50%) due 02/25/2044*	212,502	212,536
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	237,849	193,355
Countrywide Asset-Backed Certs. Trust FRS Series 2004-6, Class M1 2.96% (1 ML+0.90%) due 10/25/2034	61,090	60,307
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	27,106	25,671
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 4.13% due 09/25/2034(2)(4)	14,061	14,109
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 2.87% (3 ML+0.80%) due 05/15/2035*(3)	165,000	164,999
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 2.96% (3 ML+0.89%) due 05/15/2035*(3)	100,000	99,687
Dell Equipment Finance Trust Series 2017-1, Class A2 1.86% due 06/24/2019*	35,965	35,924
Dell Equipment Finance Trust Series 2017-1, Class A3 2.14% due 04/22/2022*	100,000	99,483
Drive Auto Receivables Trust Series 2017-2, Class A3 1.82% due 06/15/2020	1,584	1,583
Drive Auto Receivables Trust Series 2017-BA, Class B 2.20% due 05/15/2020*	192,861	192,788
DT Auto Owner Trust Series 2018-1A, Class B 3.04% due 01/18/2022*	140,000	139,452
Exeter Automobile Receivables Trust Series 2018-1A, Class B 2.75% due 04/15/2022*	185,000	183,333
Exeter Automobile Receivables Trust Series 2018-1A, Class C 3.03% due 01/17/2023*	228,000	225,158
Exeter Automobile Receivables Trust Series 2018-2A, Class B 3.27% due 05/16/2022*	220,000	219,503

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Exeter Automobile Receivables Trust Series 2018-3A, Class B 3.46% due 10/17/2022*	$66,000	$65,994
Exeter Automobile Receivables Trust Series 2018-2A, Class C 3.69% due 03/15/2023*	135,000	134,568
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 2.92% (1 ML+0.86%) due 06/25/2034	117,593	117,590
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	52,816	52,877
Fremont Home Loan Trust FRS Series 2005-C, Class M1 2.78% (1 ML+0.72%) due 07/25/2035	91,850	91,970
GPMT, Inc. FRS Series 2018-FL1, Class A 2.99% (1 ML + 0.90%) due 11/21/2035*(3)	360,000	359,337
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(3)	175,000	171,076
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(4)	195,000	197,217
GSAMP Trust FRS Series 2006-FM1, Class A2C 2.22% (1 ML+0.16%) due 04/25/2036	224,022	165,873
GSAMP Trust FRS Series 2005-SEA2, Class M1 2.58% (1 ML+0.52%) due 01/25/2045*	107,410	107,062
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(2)(4)	100,000	100,000
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	125,000	124,563
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 4.00% due 01/15/2046(3)(4)	90,000	91,183
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2004-CBX, Class C 5.07% due 01/12/2037(3)(4)	135,000	136,749
JPMorgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(2)	55,912	56,524
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(3)(4)	282,723	198,259
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	15,820	15,873
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	170,173

177

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 2.92% (1 ML+0.86%) due 07/25/2034	$60,777	$60,637
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(3)	166,734	163,106
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.19% due 08/15/2034*(3)(4)	137,000	133,404
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(4)	338,805	331,844
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(3)	55,000	53,916
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(3)	175,000	172,974
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(3)	145,000	142,868
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	415,000	425,293
Morgan Stanley Capital I Trust FRS Series 2018-SUN, Class B 3.30% (1 ML+1.20%) due 07/15/2035*(3)	140,000	140,000
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.91% due 11/15/2049(3)(4)	95,000	89,450
Morgan Stanley Capital I Trust Series 2018-MP, Class A 4.42% due 07/11/2040*(3)	230,000	236,603
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(3)	330,000	328,547
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	131,722
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 2.92% (1 ML+0.86%) due 11/25/2034	26,933	26,950
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.95% (1 ML+0.88%) due 09/15/2034*(3)	160,000	160,100
PFP, Ltd. FRS Series 2017-3, Class A 3.12% (1 ML+1.05%) due 01/14/2035*(3)	110,664	110,693
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	151,374	149,214
Prosper Marketplace Issuance Trust Series 2018-1A, Class B 3.90% due 06/17/2024*	100,000	99,813

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 2.43% (1 ML+0.37%) due 08/25/2035	$178,098	$171,147
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% due 01/20/2021*	310,000	306,334
Sofi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	211,178	210,957
UBS Commercial Mtg. Trust VRS Series 2017-C4, Class C 4.45% due 10/15/2050(3)(4)	115,000	113,277
Verus Securitization Trust VRS Series 2018-2, Class A1 3.68% due 06/01/2058*(2)(4)	450,000	449,941
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C33, Class AJ 6.01% due 02/15/2051(3)(4)	310,000	297,925
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	68,553	56,099
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(3)	60,000	57,527
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 4.19% due 06/25/2035(2)(4)	103,252	105,642
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	1,036	1,046
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	38,589	38,427
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(3)	130,000	127,836

Total Asset Backed Securities (cost $15,354,631)		14,784,988

U.S. CORPORATE BONDS & NOTES — 7.5%
Aerospace/Defense — 0.1%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	60,000	56,874
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	245,000	236,731

		293,605

Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	81,025
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	20,000	19,442
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	90,000	90,936

		191,403

178

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.05% due 11/15/2027	$115,000	$110,564

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	100,000	96,941

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	75,000	69,522
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	131,095

		200,617

Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	40,000	34,610
General Motors Co. Senior Notes 4.20% due 10/01/2027	85,000	81,522
General Motors Co. Senior Notes 5.00% due 04/01/2035	20,000	19,166
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	60,000	58,291

		193,589

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	68,075
Dana, Inc. Senior Notes 5.50% due 12/15/2024	20,000	19,600

		87,675

Banks-Commercial — 0.1%
Capital One NA Senior Notes 2.65% due 08/08/2022	250,000	239,670
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	42,899

		282,569

Banks-Super Regional — 0.2%
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	175,000	175,176
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	249,026
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	75,000	71,705

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	$45,000	$45,293

		541,200

Beverages-Non-alcoholic — 0.0%
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.99% due 05/25/2038*	35,000	35,850

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	240,000	235,614
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	100,000	103,281

		338,895

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	325,000	332,312
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	50,813

		383,125

Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	50,000	41,005
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	35,000	32,025

		73,030

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	50,000	46,172
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	60,000	53,005

		99,177

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.50% due 11/15/2027	45,000	41,434

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	130,000	129,188
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	188,237
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	65,000	64,235

179

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	$103,000	$98,940
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	45,000	38,526
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	130,000	107,253
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	50,000	49,524
Comcast Corp. Company Guar. Bonds 4.00% due 08/15/2047	60,000	54,877
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	110,000	103,428
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	255,000	220,575
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	58,100

		1,112,883

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	70,000	65,800
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	50,000	54,750

		120,550

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	115,019
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	65,000	69,388
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	162,500	161,688
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	165,000	172,012

		518,107

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	41,200

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	70,000	67,896

Security Description	Principal Amount	Value (Note 2)
Coatings/Paint (continued)
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	$58,000	$55,722

		123,618

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	45,000	45,450

Computers — 0.2%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	245,000	226,191
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	55,826
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	110,346
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	79,285

		471,648

Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	35,000	32,725

Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	34,654	35,000

Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	111,512

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	40,000	37,068

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	15,000	14,656
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	235,000	230,515
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	143,628
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	339,690
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	314,000	295,295

180

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	$260,000	$260,372
Citigroup, Inc. Senior Notes 2.05% due 06/07/2019	200,000	198,664
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	240,000	232,013
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	137,237
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	42,116
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	60,000	56,481
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	92,287
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	230,000	231,517
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	200,000	193,043
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	70,009
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	705,000	680,709
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	100,000	95,742
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,732
Morgan Stanley Senior Notes 2.80% due 06/16/2020	215,000	213,326
Morgan Stanley Senior Notes 3.59% due 07/22/2028	55,000	52,291
Morgan Stanley Senior Notes 3.77% due 01/24/2029	35,000	33,777
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	84,767
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	39,552
Morgan Stanley Senior Notes 5.63% due 09/23/2019	200,000	205,856

		3,953,275

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	168,152

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations (continued)
General Electric Co. Senior Notes 4.13% due 10/09/2042	$65,000	$60,186
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	39,450

		267,788

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	110,000	106,008

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	85,000	84,229
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	40,623
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	30,011
Sempra Energy Senior Notes 3.40% due 02/01/2028	90,000	85,044

		239,907

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	66,352
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	65,000	64,659

		131,011

Electric-Integrated — 0.6%
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	61,733
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	195,000	178,300
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	179,134
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	60,000	55,754
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	65,670
Entergy Corp. Senior Notes 2.95% due 09/01/2026	45,000	41,259
Exelon Corp. Senior Notes 3.40% due 04/15/2026	75,000	71,689
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	75,000	71,009
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	104,682

181

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PPL Capital Funding, Inc. Company Guar. Notes 3.10% due 05/15/2026	$50,000	$46,459
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	87,451
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	120,000	116,363
Southern Power Co. Senior Notes 4.95% due 12/15/2046	26,000	25,671
Southwestern Electric Power Co. Senior Notes 3.90% due 04/01/2045	85,000	77,944
Southwestern Public Service Co. 1st Mtg. Notes 3.70% due 08/15/2047	60,000	55,857
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	124,563
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	96,885

		1,460,423

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 3.35% due 11/15/2027	145,000	135,964

Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	102,000

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	125,000	126,563
Oracle Corp. Senior Notes 2.65% due 07/15/2026	165,000	154,206

		280,769

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	30,000	29,700
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	30,000	30,075

		59,775

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	109,837

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	66,771

Security Description	Principal Amount	Value (Note 2)
Finance-Other Services (continued)
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	$85,000	$81,953
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.40% due 02/07/2028	160,000	155,414

		304,138

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	47,000	46,571
McCormick & Co., Inc. Senior Notes 2.70% due 08/15/2022	55,000	53,159
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	60,000

		159,730

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	95,000	80,848

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	91,069

Gas-Distribution — 0.0%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	64,029
NiSource, Inc. Senior Notes 5.80% due 02/01/2042	25,000	28,255

		92,284

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	57,225

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	197,414

Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	42,627

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	66,138
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	66,706

		132,844

182

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	$65,000	$64,512

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.89% due 06/06/2022	30,000	29,129
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	65,975

		95,104

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	85,000	77,278
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	65,000	63,019

		140,297

Medical-Drugs — 0.0%
Johnson & Johnson Senior Notes 3.40% due 01/15/2038	75,000	71,175

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	145,000	138,165
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	80,000	76,706

		214,871

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	232,875
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	126,356
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	205,000	205,513

		564,744

Multimedia — 0.0%
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	80,000	72,360
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	30,673

		103,033

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	98,250

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 0.1%
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	$45,000	$45,784
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	70,000	72,975
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	34,000	35,232
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	61,350
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	96,900

		312,241

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	120,000	117,047

Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	15,000	14,686
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	105,000	103,489
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	20,000	20,879

		139,054

Oil-Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	66,046
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	135,000	135,123

		201,169

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 4.35% due 08/15/2048	35,000	32,590

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	100,000	99,703
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	40,000	40,311
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	62,770	72,752

		212,766

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	40,200

183

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.3%
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	$135,000	$123,290
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	130,340
Energy Transfer Partners LP Company Guar. Notes 5.15% due 02/01/2043	55,000	50,750
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	115,000	118,462
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	63,742
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	47,498
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	20,313
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	97,000	101,314
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	20,000	19,569
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	32,982
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	47,329
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	14,372

		769,961

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	59,550
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	75,000	77,531

		137,081

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	108,731
American Tower Corp. Senior Notes 3.60% due 01/15/2028	35,000	32,716
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	130,000	125,450
CoreCivic, Inc. Company Guar. Notes 4.63% due 05/01/2023	130,000	126,100

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	$60,000	$57,084
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	68,250
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	103,712
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	43,952

		665,995

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	85,000	83,725
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	4,000	4,220
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	42,000	45,006
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	70,000	62,650
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	70,000	68,163
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	75,000	70,056

		333,820

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	90,000	82,422

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	10,000	9,419

Telecommunication Equipment — 0.1%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	46,462
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	92,700

		139,162

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	315,000	272,722
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	79,200
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	80,719

184

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	$105,000	$91,555
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	30,000	28,680
Windstream Services LLC/Windstream Finance Corp. Company Guar. Notes 8.75% due 12/15/2024*	169,000	109,005

		661,881

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	59,250

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	60,000	59,175
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	59,118

		118,293

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	64,703
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	55,000	50,431
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	210,000	198,596
Philip Morris International, Inc. Senior Notes 2.13% due 05/10/2023	115,000	107,819
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	36,781
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	4,736
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	101,000	102,601

		565,667

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	160,000	154,873

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	110,838
CSX Corp. Senior Notes 3.80% due 11/01/2046	50,000	45,684

Security Description	Principal Amount	Value (Note 2)
Transport-Rail (continued)
Norfolk Southern Corp. Senior Notes 4.15% due 02/28/2048	$80,000	$78,811

		235,333

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.88% due 08/01/2042	35,000	31,970

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	100,563

Total U.S. Corporate Bonds & Notes (cost $20,507,927)		20,097,114

FOREIGN CORPORATE BONDS & NOTES — 2.9%
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	60,750

Banks-Commercial — 0.3%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	116,772
BPCE SA Senior Notes 3.50% due 10/23/2027*	250,000	231,159
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	250,306
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	199,777
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	65,000	62,298

		860,312

Banks-Special Purpose — 0.3%
KFW Government Guar. Notes 2.63% due 04/12/2021	790,000	784,504

Building Societies — 0.1%
Nationwide Building Society Senior Notes 4.36% due 08/01/2024*	200,000	200,474

Cable/Satellite TV — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	225,000	231,187

Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 5.00% due 05/30/2038	50,000	50,850

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Sec. Notes 5.63% due 08/01/2024*	200,000	198,000

185

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.7%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	$205,000	$204,806
Barclays PLC Senior Notes 4.34% due 01/10/2028	200,000	191,667
HSBC Holdings PLC Senior Notes 3.95% due 05/18/2024	240,000	239,807
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	314,691
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	285,000	277,605
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	70,000	67,328
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	248,800
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	285,000	273,862

		1,818,566

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	200,000	194,863

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	231,815

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	55,489

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	181,193

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	179,593

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	246,391

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	99,180
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	100,000	92,410

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	$165,000	$158,483

		350,073

Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	75,000	74,152

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	31,588

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	81,904
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	120,000	119,252
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	55,000	53,369
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037	17,000	17,095
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	48,000	55,361
KazMunayGas National Co. Senior Notes 5.75% due 04/19/2047*	200,000	196,400
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043	200,000	198,875
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	205,150
Petroleos Mexicanos FRS Company Guar. Notes 5.98% (3 ML+3.65%) due 03/11/2022	169,000	180,154
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	265,000	245,472
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	88,000	83,422

		1,436,454

Pipelines — 0.1%
Abu Dhabi Crude Oil Pipeline LLC Senior Sec. Notes 4.60% due 11/02/2047*	200,000	193,760
TransCanada PipeLines, Ltd. Senior Notes 4.25% due 05/15/2028	160,000	162,020

		355,780

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	50,000	51,875

186

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	$200,000	$189,515

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	94,093

Total Foreign Corporate Bonds & Notes (cost $8,065,323)		7,877,517

U.S. GOVERNMENT AGENCIES — 10.1%
Federal Home Loan Bank — 0.6%
2.79% due 08/10/2038	130,000	111,164
3.00% due 02/01/2048	564,072	543,635
4.00% due 05/01/2048	1,059,058	1,075,722

		1,730,521

Federal Home Loan Mtg. Corp. — 2.2%
3.00% due 08/01/2043	124,959	121,415
3.00% due 09/01/2046	45,465	44,162
3.50% due 05/01/2042	89,088	88,456
3.50% due 08/01/2042	33,046	33,000
3.50% due 08/01/2044	522,277	521,568
3.50% due 09/01/2044	55,580	55,729
3.50% due 01/01/2045	204,182	204,156
3.50% due 05/01/2045	126,630	126,680
3.50% due 07/01/2045	135,299	135,273
3.50% due 01/01/2046	310,122	308,442
3.50% due 08/01/2046	167,228	166,995
3.50% due 11/01/2047	1,964,217	1,946,553
3.50% due 12/01/2047	134,427	133,218
4.00% due 06/01/2045	186,664	191,122
4.00% due 06/01/2048	602,058	614,106
4.50% due 10/01/2019	3,819	3,854
5.00% due 03/01/2019	622	625
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2011-K12, Class B 4.34% due 01/25/2046*(3)(4)	130,000	133,000
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.80% due 12/25/2049*(3)(4)	65,000	61,820
Series 2015-K51, Class C 3.95% due 10/25/2048*(3)(4)	115,000	109,641
Series 2018-K74, Class B 4.09% due 02/25/2051*(3)(4)	65,000	63,030
Series 2012-K18, Class B 4.26% due 01/25/2045*(3)(4)	220,000	224,541
Series 2011-K16, Class B 4.60% due 11/25/2046*(3)(4)	255,000	263,058
Series 2011-K10, Class B 4.62% due 11/25/2049*(3)(4)	285,000	292,733
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(2)(5)	37,845	3,325
Series 4097, Class HI 3.00% due 08/15/2027(2)(5)	238,096	23,039
Series 4207, Class JI 3.00% due 05/15/2028(2)(5)	299,246	29,558
Series 4323, Class IW 3.50% due 04/15/2028(2)(5)	131,736	11,641

		5,910,740

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. — 5.4%
1.88% due 09/24/2026	$815,000	$740,583
3.00% due 05/01/2043	274,561	266,905
3.00% due 09/01/2043	1,291,583	1,255,463
3.00% due 12/01/2043	452,719	440,080
3.00% due 12/01/2045	1,799,847	1,742,214
3.06% due 09/01/2029	147,000	139,421
3.10% due 01/01/2026	230,000	225,288
3.50% due 06/01/2042	165,300	165,136
3.50% due 08/01/2042	63,408	63,276
3.50% due 09/01/2042	30,923	30,858
3.50% due 12/01/2042	275,275	275,024
3.50% due 07/01/2043	87,399	87,414
3.50% due 08/01/2044	459,372	457,445
3.50% due 01/01/2045	375,493	375,224
3.50% due 08/01/2045	439,421	436,921
3.50% due 11/01/2045	241,448	239,937
3.50% due 01/01/2046	472,375	472,454
3.50% due 05/01/2046	468,298	465,418
3.50% due 06/01/2046	148,429	148,517
3.50% due 01/01/2047	137,904	137,702
3.50% due 07/01/2047	414,585	413,624
3.50% due 02/01/2048	808,481	802,260
3.50% due 10/01/2056	176,989	174,902
4.00% due 12/01/2041	218,027	223,349
4.00% due 03/01/2042	836,428	856,634
4.00% due 12/01/2042	118,884	121,651
4.00% due 02/01/2043	43,937	44,958
4.00% due 03/01/2044	68,991	70,594
4.00% due 06/01/2044	406,663	416,586
4.00% due 04/01/2046	13,944	14,250
4.00% due 03/01/2047	427,898	436,638
4.00% due 07/01/2048	2,231	2,268
4.50% due 04/01/2041	825,083	864,707
4.50% due 09/01/2041	141,923	148,743
4.50% due 10/01/2042	128,370	134,623
4.50% due 06/01/2044	492,594	516,623
5.00% due 06/01/2019	2,189	2,227
5.00% due 08/01/2035	63,976	68,320
5.00% due 09/01/2041	130,810	139,922
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(2)(5)	106,172	9,212
Series 2013-10, Class YI 3.00% due 02/25/2028(2)(5)	96,914	8,190
Series 2014-13, Class KI 3.50% due 03/25/2029(2)(5)	184,538	19,327
Series 2017-46, Class LB 3.50% due 12/25/2052(2)	384,472	384,774
Series 2017-49, Classs JA 4.00% due 07/25/2053(2)	366,798	375,823
Series 2010-116, Class BI 5.00% due 08/25/2020(2)(5)	12,635	241
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 3.94% (6.00%-1 ML) due 09/25/2046(2)(5)(6)	325,835	59,538
Federal National Mtg. Assoc. STRIPS Series 421, Class C3 4.00% due 07/25/2030(2)(5)	191,367	23,376

		14,498,640

Government National Mtg. Assoc. — 1.9%
4.00% due 07/20/2047	1,072,949	1,101,848
4.00% due 09/20/2047	63,067	64,533

187

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 05/15/2039	$32,843	$34,695
4.50% due 07/20/2040	16,306	17,173
4.50% due 10/20/2040	101,133	106,521
4.50% due 08/20/2045	69,267	72,894
4.50% due 03/20/2048	1,630,629	1,695,271
4.50% due 05/20/2048	139,382	144,908
5.00% due 05/20/2048	606,547	637,066
5.00% due 07/20/2048	950,000	999,234
5.50% due 01/15/2034	54,378	58,285
7.50% due 01/15/2032	30,915	36,134
Government National Mtg. Assoc. REMIC FRS Series 2005-C, Class M1 4.11% (6.20%-1ML) due 10/20/2045(2)(5)(6)	329,264	61,503

		5,030,065

Total U.S. Government Agencies (cost $27,750,536)		27,169,966

U.S. GOVERNMENT TREASURIES — 6.8%
United States Treasury Bonds — 1.8%
2.25% due 08/15/2046	953,000	804,094
2.75% due 11/15/2047	571,500	534,643
2.88% due 11/15/2046	285,000	273,655
3.00% due 05/15/2045	720,000	709,200
3.00% due 02/15/2047	590,000	580,712
3.00% due 02/15/2048	400,500	394,007
4.50% due 02/15/2036	1,130,000	1,360,635

		4,656,946

United States Treasury Notes — 5.0%
0.13% due 04/15/2019 TIPS(8)	933,989	925,354
1.13% due 01/31/2019(7)	3,810,000	3,789,462
1.50% due 07/15/2020	635,000	620,861
2.38% due 04/30/2020	1,460,000	1,453,042
2.38% due 04/15/2021	1,580,000	1,564,385
2.38% due 05/15/2027	2,095,000	2,001,380
2.75% due 05/31/2023	114,000	113,532
2.75% due 02/15/2028	1,435,000	1,409,271
2.88% due 05/15/2028	1,590,000	1,577,827

		13,455,114

Total U.S. Government Treasuries (cost $18,332,803)		18,112,060

MUNICIPAL BONDS & NOTES — 0.2%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	282,271
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	126,196
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	169,746

Total Municipal Bonds & Notes (cost $518,232)		578,213

Security Description	Shares/ Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional Authority — 0.1%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	$295,000	$291,639

Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	207,226
Republic of Argentina Senior Notes 6.88% due 04/22/2021	150,000	150,300
State of Qatar Senior Notes 5.10% due 04/23/2048*	200,000	204,256

		561,782

Total Foreign Government Obligations (cost $853,932)		853,421

Total Long-Term Investment Securities (cost $236,746,502)		241,732,199

SHORT-TERM INVESTMENT SECURITIES — 9.2%
Registered Investment Companies — 8.7%
JPMorgan Prime Money Market Fund, Class IM 2.09%(9)	23,365,812	23,370,485

U.S. Government Treasuries — 0.5%
1.87% due 08/23/2018(7)	190,000	189,782
1.88% due 08/23/2018(7)	400,000	399,388
1.89% due 08/23/2018(7)	600,000	599,081

		1,188,251

Total Short-Term Investment Securities (cost $24,557,880)		24,558,736

TOTAL INVESTMENTS (cost $261,304,382)(10)	99.1%	266,290,935
Other assets less liabilities	0.9	2,388,643

NET ASSETS	100.0%	$268,679,578

@ — See Note 1

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $17,737,795 representing 6.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2018.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

188

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of July 31, 2018.
(10)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Services

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at

July	31, 2018 and unless noted otherwise, the dates shown are the
original	maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
82	Long	Australian 10 Year Bonds	September 2018	$7,778,680	$7,871,644	$92,965
259	Long	E-Mini Russell 2000 Index	September 2018	21,680,968	21,657,580	(23,388)
6	Long	Euro Stoxx 50 Index	September 2018	242,951	247,357	4,406
1	Long	FTSE 100 Index	September 2018	100,352	101,031	679
157	Long	MSCI Emerging Market Index	September 2018	8,889,450	8,605,955	(283,495)
38	Long	S&P 500 E-Mini Index	September 2018	5,285,392	5,352,490	67,098
27	Long	S&P/TSX 60 Index	September 2018	3,985,918	4,064,373	78,456
18	Long	TOPIX Index	September 2018	2,858,428	2,818,259	(40,169)
33	Long	U.S. Treasury 2 Year Notes	September 2018	6,991,599	6,975,375	(16,224)
53	Long	U.S. Treasury 5 Year Notes	September 2018	6,000,854	5,995,625	(5,229)
90	Long	U.S. Treasury 10 Year Notes	September 2018	10,751,526	10,747,969	(3,557)
62	Long	U.S. Ultra Bonds	September 2018	9,674,183	9,728,188	54,004
51	Short	Canada 10 Year Bonds	September 2018	5,298,159	5,283,676	14,483
14	Short	Euro-Bund	September 2018	2,638,644	2,645,210	(6,566)
132	Short	Euro Stoxx 50 Index	September 2018	5,318,930	5,441,872	(122,942)
10	Short	U.S. Long Bonds	September 2018	1,413,650	1,429,688	(16,038)
70	Short	U.S. Treasury 10 Year Ultra Notes	September 2018	8,883,698	8,897,656	(13,958)

						$(219,475)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$79,581,247	$47,072,823	**	$—	$126,654,070
Registered Investment Companies	24,812,718	—		—	24,812,718
Preferred Securities/Capital Securities	—	792,132		—	792,132
Asset Backed Securities:	—	14,784,988		—	14,784,988
U.S. Corporate Bonds & Notes	—	20,097,114		—	20,097,114
Foreign Corporate Bonds & Notes	—	7,877,517		—	7,877,517
U.S. Government Agencies	—	27,169,966		—	27,169,966
U.S. Government Treasuries	—	18,112,060		—	18,112,060
Municipal Bonds & Notes	—	578,213		—	578,213
Foreign Government Obligations	—	853,421		—	853,421
Short-Term Investment Securities:
Registered Investment Companies	23,370,485	—		—	23,370,485
U.S. Government Treasuries	—	1,188,251		—	1,188,251

Total Investments at Value	$127,764,450	$138,526,485		$—	$266,290,935

Other Financial Instruments:+
Futures Contracts	$307,006	$5,085	**	$—	$312,091

189

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$368,455	$163,111	**	$—	$531,566

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity/index futures and securities that have been faired valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

190

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	18.6%
Electronic Components-Semiconductors	8.4
Internet Application Software	5.9
Oil Companies-Integrated	5.7
Semiconductor Components-Integrated Circuits	5.5
Diversified Financial Services	5.4
E-Commerce/Products	3.9
Computer Services	3.1
Steel-Producers	2.5
Web Portals/ISP	2.2
Metal-Iron	2.2
Insurance-Multi-line	2.1
Oil Refining & Marketing	1.8
Airlines	1.7
Schools	1.6
Building Products-Cement	1.5
Tobacco	1.4
Chemicals-Diversified	1.3
Real Estate Operations & Development	1.3
Diversified Minerals	1.1
Coal	1.1
Building-Residential/Commercial	1.0
Semiconductor Equipment	0.9
Insurance-Property/Casualty	0.9
Electronic Components-Misc.	0.9
Metal Processors & Fabrication	0.9
Metal-Diversified	0.8
Diversified Operations	0.8
Banks-Special Purpose	0.8
Finance-Other Services	0.8
Metal-Copper	0.7
Audio/Video Products	0.6
Computers-Other	0.6
Multimedia	0.6
Auto-Heavy Duty Trucks	0.6
Diamonds/Precious Stones	0.6
Diversified Operations/Commercial Services	0.6
Insurance-Reinsurance	0.5
Circuit Boards	0.5
Retail-Convenience Store	0.5
Chemicals-Specialty	0.5
Banks-Money Center	0.5
Food-Confectionery	0.5
Distribution/Wholesale	0.5
Auto/Truck Parts & Equipment-Replacement	0.4
Cellular Telecom	0.4
Entertainment Software	0.4
Non-Ferrous Metals	0.4
Retail-Appliances	0.3
Advertising Agencies	0.3
Oil Companies-Exploration & Production	0.3
Food-Flour & Grain	0.3
Miscellaneous Manufacturing	0.3
Auto/Truck Parts & Equipment-Original	0.3
Public Thoroughfares	0.3
Registered Investment Companies	0.2
Textile-Products	0.2
Chemicals-Fibers	0.2
Retail-Automobile	0.2
Building & Construction-Misc.	0.2
Appliances	0.2

Telecom Equipment-Fiber Optics	0.2%
Electric-Integrated	0.2
Food-Misc./Diversified	0.2
Advanced Materials	0.1
Containers-Paper/Plastic	0.1
Electric-Distribution	0.1
Beverages-Wine/Spirits	0.1
Machinery-Construction & Mining	0.1
Airport Development/Maintenance	0.1
Retail-Regional Department Stores	0.1
Transport-Rail	0.1
Retail-Major Department Stores	0.1
Paper & Related Products	0.1
Machinery-General Industrial	0.1
Consumer Products-Misc.	0.1
Diversified Banking Institutions	0.1

100.7%

Country Allocation*

Cayman Islands	16.5%
South Korea	15.0
China	14.0
Taiwan	13.3
Brazil	9.8
Russia	6.7
Thailand	4.4
South Africa	4.1
India	3.6
Turkey	3.2
United Kingdom	2.2
Hungary	1.6
Malaysia	1.3
United States	1.1
Poland	1.0
Indonesia	0.7
Hong Kong	0.7
Panama	0.6
Mexico	0.4
Vietnam	0.3
Cyprus	0.2

100.7%

*	Calculated as a percentage of net assets

191

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 100.5%
Brazil — 9.8%
B3 SA - Brasil Bolsa Balcao	68,900	$436,717
Banco do Brasil SA	387,018	3,351,207
Banco Santander Brasil SA	281,510	2,736,122
Estacio Participacoes SA	267,840	1,851,823
IRB Brasil Resseguros SA	108,710	1,546,669
Itau Unibanco Holding SA ADR	399,668	4,792,019
Kroton Educacional SA	543,445	1,636,141
Metalurgica Gerdau SA (Preference Shares)	1,257,620	2,576,692
MRV Engenharia e Participacoes SA	383,826	1,350,902
Petroleo Brasileiro SA (preference shares)	174,190	915,202
Vale SA ADR	355,960	5,218,374
Via Varejo SA	173,160	982,223

		27,394,091

Cayman Islands — 16.5%
Alibaba Group Holding, Ltd. ADR†	58,862	11,020,732
Baidu, Inc. ADR†	25,220	6,233,880
China Conch Venture Holdings, Ltd.	409,500	1,542,921
China Maple Leaf Educational Systems, Ltd.	962,000	827,195
Country Garden Holdings Co., Ltd.	1,482,000	2,294,929
Daqo New Energy Corp. ADR†	19,010	670,483
General Interface Solution Holding, Ltd.	254,000	1,729,235
IGG, Inc.	801,000	1,038,314
Kingboard Laminates Holdings, Ltd.	588,000	705,249
Nexteer Automotive Group, Ltd.	376,000	536,141
Silicon Motion Technology Corp. ADR	17,400	928,638
Tencent Holdings, Ltd.	364,200	16,557,840
Tingyi Cayman Islands Holding Corp.	378,000	873,715
Want Want China Holdings, Ltd.	980,000	810,089
Zhongsheng Group Holdings, Ltd.	271,000	617,263

		46,386,624

China — 14.0%
Anhui Conch Cement Co., Ltd.	512,000	3,276,318
Anhui Jinhe Industrial Co., Ltd., Class A	91,800	291,295
China Construction Bank Corp.	8,332,000	7,544,849
China Jushi Co., Ltd.	196,500	320,157
China Merchants Bank Co., Ltd.	898,000	3,504,864
China Shenhua Energy Co., Ltd.	585,500	1,319,859
China Vanke Co., Ltd.	396,400	1,264,522
Chongqing Department Store Co., Ltd., Class A	57,593	282,519
Daqin Railway Co., Ltd., Class A	213,600	280,794
Focus Media Information Technology Co., Ltd., Class A	616,000	961,007
Grandblue Environment Co., Ltd.	128,300	293,772
Gree Electric Appliances, Inc. of Zhuhai†	44,800	290,783
Huayu Automotive Systems Co., Ltd., Class A	73,900	252,681
Industrial & Commercial Bank of China, Ltd.	7,611,000	5,631,875
Midea Group Co., Ltd.	42,800	301,264
NARI Technology Co., Ltd., Class A	111,580	260,868
Ping An Insurance Group Co. of China, Ltd.	649,500	6,022,455
Postal Savings Bank of China Co., Ltd.*	1,985,000	1,329,883
Shandong Sun Paper Industry JSC, Ltd., Class A	194,700	269,647

Security Description	Shares	Value (Note 2)
China (continued)
Shanghai International Airport Co., Ltd.	32,200	$286,262
Shanying International Holding Co., Ltd., Class A	534,200	310,053
Shenzhen Expressway Co., Ltd.	854,000	777,054
Shenzhen Fuanna Bedding and Furnishing Co., Ltd., Class A	173,058	249,731
Wangfujing Group Co., Ltd.	97,000	271,008
Weichai Power Co., Ltd.	900,000	1,105,273
Weifu High-Technology Group Co., Ltd., Class A	85,700	269,253
Wuliangye Yibin Co., Ltd.	27,600	292,901
XCMG Construction Machinery Co., Ltd., Class A	469,800	292,443
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.†*	146,500	566,601
Yanzhou Coal Mining Co., Ltd.	854,000	1,067,677

		39,187,668

Cyprus — 0.2%
Ros Agro PLC GDR	49,476	529,393

Hong Kong — 0.7%
Fosun International, Ltd.	793,000	1,453,344
Sinotruk Hong Kong, Ltd.	335,000	476,219

		1,929,563

Hungary — 1.6%
MOL Hungarian Oil & Gas PLC	120,429	1,182,412
OTP Bank PLC	85,243	3,208,987

		4,391,399

India — 3.6%
HDFC Bank, Ltd. ADR	43,160	4,460,154
Infosys, Ltd. ADR	241,565	4,874,782
Mahindra & Mahindra, Ltd. GDR	66,700	917,125

		10,252,061

Indonesia — 0.7%
Bank Negara Indonesia Persero Tbk PT	43,400	22,301
Bank Rakyat Indonesia Persero Tbk PT	9,194,300	1,955,656

		1,977,957

Malaysia — 1.3%
AirAsia Bhd	1,946,000	1,727,754
CIMB Group Holdings Bhd	1,295,600	1,896,976

		3,624,730

Mexico — 0.4%
Grupo Mexico SAB de CV, Class B	321,980	1,013,565

Panama — 0.6%
Copa Holdings SA, Class A	18,186	1,770,225

Poland — 1.0%
Jastrzebska Spolka Weglowa SA†	24,060	520,653
Polski Koncern Naftowy Orlen SA	87,109	2,211,954

		2,732,607

Russia — 6.7%
Alrosa PJSC	1,071,153	1,661,070
Lukoil PJSC ADR	52,500	3,753,750
Magnitogorsk Iron & Steel Works PJSC†	1,262,416	930,944
MMC Norilsk Nickel PJSC ADR	129,633	2,244,595
Novatek PJSC GDR	5,930	943,463
Novolipetsk Steel GDR	27,980	723,563
RusHydro PJSC	51,030,690	555,112

192

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Russia (continued)
Sberbank of Russia PJSC ADR	323,937	$4,544,836
Severstal PJSC GDR	65,702	1,072,257
Tatneft PJSC ADR	33,063	2,294,572

		18,724,162

South Africa — 4.1%
Naspers, Ltd., Class N	6,892	1,696,481
Old Mutual, Ltd.†	694,934	1,591,676
Sasol, Ltd.	102,170	4,022,024
Standard Bank Group, Ltd.	268,655	4,158,521

		11,468,702

South Korea — 15.0%
GS Engineering & Construction Corp.	14,730	597,742
Hana Financial Group, Inc.	83,857	3,373,922
Hyundai Marine & Fire Insurance Co., Ltd.	36,886	1,208,624
Industrial Bank of Korea	155,420	2,174,986
KT&G Corp.	39,640	3,916,535
LG Corp.†	19,350	1,306,682
LG Display Co., Ltd.	11,549	219,386
LG Electronics, Inc.	27,745	1,856,903
Orion Corp.	4,290	512,658
PSK, Inc.	21,990	462,582
Samsung Electronics Co., Ltd.	383,390	15,905,428
Shinhan Financial Group Co., Ltd.	84,751	3,311,485
SK Holdings Co Ltd	3,400	802,045
SK Hynix, Inc.	45,936	3,543,308
SK Innovation Co., Ltd.	15,435	2,742,651
Woori Bank	10,939	165,261

		42,100,198

Taiwan — 13.3%
AU Optronics Corp.	737,000	317,776
Career Technology MFG. Co., Ltd.	288,000	513,702
Catcher Technology Co., Ltd.	201,000	2,481,042
Chilisin Electronics Corp.	155,000	647,907
CTBC Financial Holding Co., Ltd.	4,719,000	3,203,950
Far Eastern New Century Corp.	585,000	624,328
FLEXium Interconnect, Inc.	265,963	940,966
Fubon Financial Holding Co., Ltd.	2,026,000	3,362,170
Globalwafers Co., Ltd.	134,000	2,271,340
Macronix International†	961,000	1,340,672
Nanya Technology Corp.	314,000	810,331
Novatek Microelectronics Corp.	132,000	639,177
President Chain Store Corp.	129,000	1,419,315
Sino-American Silicon Products, Inc.	543,000	1,870,006
Taiwan Cement Corp.	661,100	850,471
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	324,741	13,382,577
Winbond Electronics Corp.†	1,039,000	679,843
Yageo Corp.	51,915	1,328,631
Yuanta Financial Holding Co., Ltd.	1,224,000	564,641

		37,248,845

Thailand — 4.4%
Indorama Ventures PCL	347,100	620,753
Kiatnakin Bank PCL	455,700	993,034
Krung Thai Bank PCL	128,000	73,099
Krung Thai Bank PCL NVDR	2,683,000	1,533,283
Land & Houses PCL	2,665,700	961,479
Land & Houses PCL NVDR	1,771,000	639,062
PTT Global Chemical PCL	1,023,700	2,515,403

Security Description	Shares	Value (Note 2)
Thailand (continued)
PTT PCL NVDR	2,542,200	$3,915,513
Tisco Financial Group PCL	411,200	964,040

		12,215,666

Turkey — 3.2%
Akbank Turk AS	523,446	771,866
Eregli Demir ve Celik Fabrikalari TAS	805,984	1,813,216
KOC Holding AS	325,520	919,658
Petkim Petrokimya Holding AS	948,520	858,362
Tekfen Holding AS	325,822	1,289,869
Turk Hava Yollari AO†	430,950	1,520,455
Turkcell Iletisim Hizmetleri AS	418,630	1,097,537
Turkiye Halk Bankasi AS†	434,736	615,393

		8,886,356

United Kingdom — 2.0%
Anglo American PLC	134,430	3,065,804
Antofagasta PLC	87,880	1,159,789
Evraz PLC	81,592	595,068
KAZ Minerals PLC†	80,810	899,977
Quilter PLC†*	1	2

		5,720,640

United States — 1.1%
Cognizant Technology Solutions Corp., Class A	38,730	3,156,495

Vietnam — 0.3%
Hoa Phat Group JSC†	526,220	844,045

Total Common Stocks (cost $243,015,983)		281,554,992

REGISTERED INVESTMENT COMPANIES — 0.2%
JPMorgan Indian Investment Trust PLC (cost $652,818)	72,858	685,226

TOTAL INVESTMENTS (cost $243,668,801)(1)	100.7%	282,240,218
Liabilities in excess of other assets	(0.7)	(2,023,349)

NET ASSETS	100.0%	$280,216,869

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $1,896,486 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

193

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$15,577,036	$3,147,126		$—	$18,724,162
Other Countries	83,386,399	179,444,431	**	—	262,830,830
Registered Investment Companies	685,226	—		—	685,226

Total Investments at Value	$99,648,661	$182,591,557		$—	$282,240,218

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $140,196,651 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

194

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	8.7%
Banks-Super Regional	5.6
Oil Companies-Exploration & Production	4.6
Diversified Manufacturing Operations	4.0
Insurance-Multi-line	4.0
Oil Companies-Integrated	3.7
Electric-Integrated	3.6
Investment Management/Advisor Services	3.5
Diversified Banking Institutions	3.2
Applications Software	3.0
Real Estate Investment Trusts	2.7
Chemicals-Diversified	2.6
Computers	2.5
Tobacco	2.5
Insurance-Property/Casualty	2.3
Finance-Other Services	2.2
Banks-Commercial	2.1
Electronic Components-Semiconductors	2.1
Semiconductor Components-Integrated Circuits	2.0
Retail-Building Products	2.0
Medical Products	1.9
Retail-Restaurants	1.8
Aerospace/Defense	1.7
Food-Misc./Diversified	1.6
Beverages-Non-alcoholic	1.6
Transport-Rail	1.5
Non-Hazardous Waste Disposal	1.5
Telephone-Integrated	1.4
Industrial Gases	1.4
Cable/Satellite TV	1.4
Time Deposits	1.3
Insurance-Life/Health	1.2
Tools-Hand Held	1.2
Data Processing/Management	1.1
Medical Instruments	0.9
Retail-Auto Parts	0.9
Instruments-Controls	0.9
Medical-Biomedical/Gene	0.9
Banks-Fiduciary	0.9
Pharmacy Services	0.8
Finance-Credit Card	0.7
Semiconductor Equipment	0.7
Insurance Brokers	0.7
Commercial Services-Finance	0.6
Retail-Discount	0.6
Coatings/Paint	0.5
Oil Refining & Marketing	0.5
Gas-Distribution	0.5
Computer Services	0.5
Toys	0.5
Oil-Field Services	0.4
Hotels/Motels	0.4
Apparel Manufacturers	0.3
Brewery	0.3

100.0%

*	Calculated as a percentage of net assets

195

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.7%
Aerospace/Defense — 1.7%
General Dynamics Corp.	93,467	$18,670,968

Apparel Manufacturers — 0.3%
VF Corp.	42,358	3,899,901

Applications Software — 3.0%
Microsoft Corp.	321,064	34,058,469

Banks-Commercial — 2.1%
BB&T Corp.	236,461	12,014,583
Cullen/Frost Bankers, Inc.	63,747	7,043,406
M&T Bank Corp.	29,070	5,039,285

		24,097,274

Banks-Fiduciary — 0.9%
Northern Trust Corp.	88,437	9,659,089

Banks-Super Regional — 5.6%
Capital One Financial Corp.	98,503	9,290,803
PNC Financial Services Group, Inc.	172,774	25,022,859
US Bancorp	237,042	12,565,596
Wells Fargo & Co.	282,258	16,170,561

		63,049,819

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	190,537	8,884,740
PepsiCo, Inc.	74,950	8,619,250

		17,503,990

Brewery — 0.3%
Molson Coors Brewing Co., Class B	43,635	2,923,545

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	425,155	15,212,046

Chemicals-Diversified — 2.6%
DowDuPont, Inc.	236,412	16,258,053
PPG Industries, Inc.	120,282	13,310,406

		29,568,459

Coatings/Paint — 0.5%
RPM International, Inc.	93,522	6,020,011

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	53,329	7,198,882

Computer Services — 0.5%
Accenture PLC, Class A	36,301	5,783,838

Computers — 2.5%
Apple, Inc.	147,067	27,985,379

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	116,096	11,972,980

Diversified Banking Institutions — 3.2%
Bank of America Corp.	1,164,154	35,949,075

Diversified Manufacturing Operations — 4.0%
3M Co.	44,110	9,365,435
Dover Corp.	211,387	17,540,893
Illinois Tool Works, Inc.	125,322	17,962,403

		44,868,731

Electric-Integrated — 3.6%
CMS Energy Corp.	179,514	8,677,707
DTE Energy Co.	16,015	1,738,268
NextEra Energy, Inc.	83,590	14,004,669
Public Service Enterprise Group, Inc.	107,433	5,539,245

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Xcel Energy, Inc.	216,905	$10,164,168

		40,124,057

Electronic Components-Semiconductors — 2.1%
Texas Instruments, Inc.	214,517	23,880,032

Finance-Credit Card — 0.7%
Discover Financial Services	114,031	8,142,954

Finance-Other Services — 2.2%
CME Group, Inc.	154,396	24,567,491

Food-Misc./Diversified — 1.6%
Kraft Heinz Co.	95,753	5,769,118
Mondelez International, Inc., Class A	289,037	12,538,425

		18,307,543

Gas-Distribution — 0.5%
NiSource, Inc.	227,021	5,943,410

Hotels/Motels — 0.4%
Wyndham Hotels & Resorts, Inc.	70,598	4,094,684

Industrial Gases — 1.4%
Air Products & Chemicals, Inc.	96,736	15,881,149

Instruments-Controls — 0.9%
Honeywell International, Inc.	61,595	9,833,642

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	103,515	7,385,795

Insurance-Life/Health — 1.2%
Prudential Financial, Inc.	131,420	13,261,592

Insurance-Multi-line — 4.0%
Chubb, Ltd.	75,003	10,479,419
Cincinnati Financial Corp.	61,903	4,681,724
Hartford Financial Services Group, Inc.	316,059	16,656,309
MetLife, Inc.	276,461	12,645,326

		44,462,778

Insurance-Property/Casualty — 2.3%
Progressive Corp.	82,838	4,971,108
Travelers Cos., Inc.	159,225	20,721,542

		25,692,650

Investment Management/Advisor Services — 3.5%
BlackRock, Inc.	48,168	24,216,944
T. Rowe Price Group, Inc.	123,167	14,666,726

		38,883,670

Medical Instruments — 0.9%
Medtronic PLC	116,998	10,556,730

Medical Products — 1.9%
Abbott Laboratories	125,992	8,257,516
Becton Dickinson and Co.	53,805	13,471,158

		21,728,674

Medical-Biomedical/Gene — 0.9%
Gilead Sciences, Inc.	125,276	9,750,231

Medical-Drugs — 8.7%
Bristol-Myers Squibb Co.	217,114	12,755,447
Eli Lilly & Co.	155,380	15,353,098
Johnson & Johnson	177,926	23,578,754
Merck & Co., Inc.	416,601	27,441,508
Pfizer, Inc.	480,666	19,192,993

		98,321,800

196

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 1.5%
Republic Services, Inc.	228,849	$16,586,975

Oil Companies-Exploration & Production — 4.6%
ConocoPhillips	358,649	25,883,698
Occidental Petroleum Corp.	313,909	26,346,383

		52,230,081

Oil Companies-Integrated — 3.7%
Chevron Corp.	254,598	32,148,090
Exxon Mobil Corp.	118,963	9,696,674

		41,844,764

Oil Refining & Marketing — 0.5%
Valero Energy Corp.	50,454	5,971,231

Oil-Field Services — 0.4%
Apergy Corp.†	8,372	343,252
Schlumberger, Ltd.	66,353	4,480,155

		4,823,407

Pharmacy Services — 0.8%
CVS Health Corp.	135,426	8,783,730

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	21,920	2,793,485
AvalonBay Communities, Inc.	59,348	10,495,694
Boston Properties, Inc.	40,472	5,080,450
Simon Property Group, Inc.	57,270	10,091,547
Vornado Realty Trust	33,205	2,388,103

		30,849,279

Retail-Auto Parts — 0.9%
Genuine Parts Co.	108,192	10,528,164

Retail-Building Products — 2.0%
Home Depot, Inc.	113,063	22,332,204

Retail-Discount — 0.6%
Target Corp.	77,141	6,223,736

Retail-Restaurants — 1.8%
McDonald’s Corp.	86,537	13,633,039
Starbucks Corp.	116,195	6,087,456

		19,720,495

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits — 2.0%
Analog Devices, Inc.	184,370	$17,725,332
QUALCOMM, Inc.	78,800	5,050,292

		22,775,624

Semiconductor Equipment — 0.7%
KLA-Tencor Corp.	68,423	8,034,229

Telephone-Integrated — 1.4%
Verizon Communications, Inc.	313,029	16,164,818

Tobacco — 2.5%
Altria Group, Inc.	266,239	15,622,904
Philip Morris International, Inc.	139,669	12,053,435

		27,676,339

Tools-Hand Held — 1.2%
Snap-on, Inc.	13,443	2,279,799
Stanley Black & Decker, Inc.	71,228	10,646,449

		12,926,248

Toys — 0.5%
Hasbro, Inc.	54,658	5,444,483

Transport-Rail — 1.5%
Norfolk Southern Corp.	55,832	9,435,608
Union Pacific Corp.	50,376	7,550,859

		16,986,467

Total Long-Term Investment Securities (cost $837,261,390)		1,109,143,612

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.35% due 08/01/2018 (cost $15,137,000)	$15,137,000	15,137,000

TOTAL INVESTMENTS (cost $852,398,390)(1)	100.0%	1,124,280,612
Other assets less liabilities	0.0	60,348

NET ASSETS	100.0%	$1,124,340,960

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,109,143,612	$—	$—	$1,109,143,612
Short-Term Investment Securities	—	15,137,000	—	15,137,000

Total Investments at Value	$1,109,143,612	$15,137,000	$—	$1,124,280,612

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

197

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	5.7%
Medical-Biomedical/Gene	3.5
Diversified Banking Institutions	3.3
Computers	3.3
Oil Refining & Marketing	3.2
Medical-Drugs	3.0
Medical-HMO	3.0
Building-Residential/Commercial	2.8
Web Portals/ISP	2.3
Aerospace/Defense	2.3
Insurance-Multi-line	2.3
Oil Companies-Exploration & Production	2.2
E-Commerce/Products	2.1
Import/Export	2.0
Applications Software	1.9
Gold Mining	1.7
Independent Power Producers	1.7
Fisheries	1.6
Auto/Truck Parts & Equipment-Original	1.6
Commercial Services	1.6
Oil Companies-Integrated	1.5
Repurchase Agreements	1.3
Semiconductor Equipment	1.3
Paper & Related Products	1.3
Retail-Apparel/Shoe	1.2
Insurance-Life/Health	1.2
Computers-Memory Devices	1.1
Computer Services	1.1
Cable/Satellite TV	1.1
Electric-Generation	1.1
Medical Products	1.0
Retail-Discount	1.0
Commercial Services-Finance	1.0
Finance-Investment Banker/Broker	1.0
Airlines	1.0
Finance-Credit Card	1.0
Computer Software	1.0
Aerospace/Defense-Equipment	0.9
Chemicals-Diversified	0.9
Food-Retail	0.9
Tobacco	0.9
Building & Construction-Misc.	0.9
Web Hosting/Design	0.9
Radio	0.9
Rental Auto/Equipment	0.9
Medical-Hospitals	0.9
Metal-Diversified	0.8
Software Tools	0.8
Internet Infrastructure Software	0.8
Retail-Consumer Electronics	0.8
Food-Misc./Diversified	0.8
Television	0.8
Banks-Super Regional	0.7
Hotels/Motels	0.7
Finance-Other Services	0.7
Casino Hotels	0.7
Electronic Forms	0.7
Telecom Services	0.7
Coal	0.6
Brewery	0.6
Internet Content-Entertainment	0.6

Audio/Video Products	0.6%
Consulting Services	0.6
Apparel Manufacturers	0.5
Machine Tools & Related Products	0.5
Pharmacy Services	0.5
Enterprise Software/Service	0.5
Diversified Minerals	0.5
Transport-Truck	0.5
Steel-Producers	0.4
Auto-Cars/Light Trucks	0.4
Electronic Components-Misc.	0.4
Electronic Components-Semiconductors	0.4
Building & Construction Products-Misc.	0.4
Real Estate Management/Services	0.4
Finance-Leasing Companies	0.4
Banks-Fiduciary	0.4
Multimedia	0.3
Multilevel Direct Selling	0.2
Metal-Aluminum	0.2
Real Estate Investment Trusts	0.2
Medical Instruments	0.2
Building Products-Wood	0.1
Financial Guarantee Insurance	0.1
Distribution/Wholesale	0.1
Internet Financial Services	0.1
Retail-Drug Store	0.1
Retail-Auto Parts	0.1
Computer Data Security	0.1
Real Estate Operations & Development	0.1
Telephone-Integrated	0.1
Private Equity	0.1
Footwear & Related Apparel	0.1
Medical-Generic Drugs	0.1
Data Processing/Management	0.1
Metal Processors & Fabrication	0.1
Forestry	0.1
Human Resources	0.1
Travel Services	0.1
Retail-Pawn Shops	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-Electrical	0.1
Food-Wholesale/Distribution	0.1
Transport-Services	0.1

99.9%

*	Calculated as a percentage of net assets

198

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Country Allocation*

United States	61.2%
Japan	7.9
Australia	5.1
United Kingdom	4.3
Canada	3.9
Netherlands	3.4
Germany	2.6
Norway	2.2
Sweden	1.5
Finland	1.3
Singapore	1.2
British Virgin Islands	1.2
Switzerland	0.9
Ireland	0.8
Belgium	0.7
Italy	0.5
Denmark	0.4
Hong Kong	0.4
France	0.2
Faroe Islands	0.1
Spain	0.1

99.9%

*	Calculated as a percentage of net assets

199

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Australia — 5.1%
BHP Billiton, Ltd.	72,896	$1,907,453
BlueScope Steel, Ltd.	118,200	1,548,415
CSR, Ltd.	640,483	2,016,526
Macquarie Group, Ltd.	6,812	620,303
Metcash, Ltd.	222,899	435,492
Nine Entertainment Co. Holdings, Ltd.	300,484	499,251
Northern Star Resources, Ltd.	374,766	2,006,184
Qantas Airways, Ltd.	903,280	4,515,477
Regis Resources, Ltd.	1,050,175	3,485,587
South32, Ltd.	1,423,233	3,768,651
St. Barbara, Ltd.	1,078,147	3,308,111
Whitehaven Coal, Ltd.	571,614	2,303,974

		26,415,424

Belgium — 0.7%
KBC Group NV	49,271	3,786,268

British Virgin Islands — 1.2%
Michael Kors Holdings, Ltd.†	31,452	2,098,792
Nomad Foods, Ltd.†	210,028	3,990,532

		6,089,324

Canada — 3.9%
Bank of Nova Scotia	29,872	1,770,252
Canadian Imperial Bank of Commerce	48,049	4,385,115
Constellation Software, Inc.	3,455	2,504,646
Genworth MI Canada, Inc.	17,122	602,696
Interfor Corp.†	30,313	479,099
Magna International, Inc.	8,920	543,353
National Bank of Canada	11,253	551,642
Norbord, Inc.	16,792	604,117
Quebecor, Inc., Class B	47,752	995,162
Royal Bank of Canada	69,873	5,454,590
Sun Life Financial, Inc.	11,402	466,300
Toronto-Dominion Bank	28,320	1,680,020

		20,036,992

Denmark — 0.4%
Royal Unibrew A/S	9,183	764,437
Topdanmark A/S	37,133	1,591,839

		2,356,276

Faroe Islands — 0.1%
Bakkafrost P/F	9,300	571,899

Finland — 1.3%
Neste Oyj	6,839	564,623
Stora Enso Oyj, Class R	125,380	2,070,842
UPM-Kymmene Oyj	111,860	3,968,795

		6,604,260

France — 0.2%
Dassault Aviation SA	270	498,669
Rothschild & Co.	18,116	659,477

		1,158,146

Germany — 2.6%
Allianz SE	22,079	4,881,644
Aurubis AG	5,877	481,010
Covestro AG*	42,301	4,059,693
Siltronic AG	3,509	611,825
TUI AG	21,908	468,773
Uniper SE	91,635	2,860,238

		13,363,183

Security Description	Shares	Value (Note 2)
Hong Kong — 0.4%
Hang Seng Bank, Ltd.	70,600	$1,920,895

Ireland — 0.8%
Horizon Pharma PLC†	94,024	1,657,643
Perrigo Co. PLC	6,273	505,102
Seagate Technology PLC	37,472	1,971,777

		4,134,522

Italy — 0.5%
ERG SpA†	113,918	2,565,946

Japan — 7.9%
Astellas Pharma, Inc.	114,200	1,859,876
Haseko Corp.	39,400	522,864
Hitachi, Ltd.	65,000	454,265
ITOCHU Corp.	127,900	2,270,404
K’s Holdings Corp.†	158,100	1,780,841
Kajima Corp.	231,000	1,802,823
Kirin Holdings Co., Ltd.	101,600	2,598,986
Meitec Corp.	9,600	476,479
Mitsubishi Chemical Holdings Corp.	66,300	578,932
Mitsubishi Corp.	72,400	2,023,289
Mitsui & Co., Ltd.	136,500	2,288,087
Nippon Telegraph & Telephone Corp.	11,400	527,555
Nomura Real Estate Holdings, Inc.	24,400	532,755
Oji Holdings Corp.	83,000	492,654
Open House Co., Ltd.	36,100	1,978,633
ORIX Corp.	121,800	1,977,773
Sankyu, Inc.†	43,500	2,290,132
SBI Holdings, Inc.	20,900	570,495
Sekisui House, Ltd.	31,000	528,243
Showa Shell Sekiyu KK	35,700	586,857
Sojitz Corp.	550,900	2,002,168
Sony Corp.	58,100	3,142,213
Sumitomo Corp.	136,300	2,242,331
Sumitomo Mitsui Financial Group, Inc.	25,900	1,027,875
Taisei Corp.	47,400	2,637,993
Tokai Tokyo Financial Holdings, Inc.	295,600	1,700,000
Tokyo Electron, Ltd.	2,400	413,122
Toyota Motor Corp.	8,200	537,404
TS Tech Co., Ltd.	18,000	741,341

		40,586,390

Netherlands — 3.4%
ASR Nederland NV	101,779	4,544,300
Euronext NV*	59,680	3,707,336
Fiat Chrysler Automobiles NV†	93,501	1,598,345
Flow Traders*	94,529	2,807,980
Koninklijke Ahold Delhaize NV	182,499	4,637,235

		17,295,196

Norway — 2.2%
Austevoll Seafood ASA	80,546	1,172,704
Marine Harvest ASA	99,876	2,184,235
Salmar ASA	87,649	4,476,434
Telenor ASA	177,232	3,465,998

		11,299,371

Singapore — 1.2%
Oversea-Chinese Banking Corp., Ltd.	477,300	4,064,565
Venture Corp., Ltd.	167,100	2,056,564

		6,121,129

Spain — 0.1%
International Consolidated Airlines Group SA	60,546	562,219

200

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden — 1.5%
Sandvik AB	141,045	$2,577,405
Swedish Match AB	82,748	4,524,276
Volvo AB, Class B	25,997	455,287

		7,556,968

Switzerland — 0.9%
Georg Fischer AG	395	510,800
Novartis AG	51,723	4,341,683

		4,852,483

United Kingdom — 4.3%
3i Group PLC	41,760	518,655
Anglo American PLC	23,950	546,202
Berkeley Group Holdings PLC	68,802	3,368,609
Bovis Homes Group PLC	35,249	533,183
British Land Co. PLC	60,000	519,575
Computacenter PLC†	27,691	568,831
Legal & General Group PLC	1,116,888	3,846,410
Next PLC	48,269	3,758,358
Persimmon PLC	109,834	3,574,895
Rio Tinto PLC	10,626	586,955
Royal Mail PLC	67,582	416,349
Savills PLC	152,323	1,770,617
Taylor Wimpey PLC	834,152	1,913,837

		21,922,476

United States — 59.9%
AbbVie, Inc.	61,659	5,686,810
Adobe Systems, Inc.†	14,517	3,552,020
Alcoa Corp.†	26,934	1,165,434
Allison Transmission Holdings, Inc.	93,017	4,371,799
Alphabet, Inc., Class C†	9,810	11,941,321
Amazon.com, Inc.†	5,131	9,120,045
AMC Networks, Inc., Class A†	64,434	3,884,726
American Eagle Outfitters, Inc.	21,633	544,719
Amgen, Inc.	30,727	6,039,392
Anthem, Inc.	21,027	5,319,831
Apple, Inc.	78,074	14,856,701
Applied Materials, Inc.	50,401	2,451,001
Arch Coal, Inc., Class A	13,312	1,126,062
Avis Budget Group, Inc.†	72,413	2,523,593
Bank of America Corp.	206,979	6,391,512
Baxter International, Inc.	7,684	556,706
Best Buy Co., Inc.	29,695	2,228,016
Biogen, Inc.†	8,392	2,806,033
Boeing Co.	20,679	7,367,928
Broadridge Financial Solutions, Inc.	4,459	503,778
CACI International, Inc., Class A†	3,510	614,952
Celgene Corp.†	23,658	2,131,349
Charter Communications, Inc., Class A†	1,585	482,759
Chevron Corp.	55,035	6,949,269
CIT Group, Inc.	47,289	2,503,007
Citigroup, Inc.	72,158	5,187,439
Citrix Systems, Inc.†	44,630	4,907,961
Columbia Sportswear Co.	7,095	617,123
Comcast Corp., Class A	147,023	5,260,483
Comerica, Inc.	33,626	3,259,704
ConocoPhillips	83,128	5,999,348
CoreLogic, Inc.†	82,718	4,028,367
Deckers Outdoor Corp.†	4,513	509,202
DXC Technology Co.	13,447	1,139,499
eBay, Inc.†	53,644	1,794,392
EOG Resources, Inc.	33,996	4,383,444

Security Description	Shares	Value (Note 2)
United States (continued)
Express Scripts Holding Co.†	32,179	$2,556,943
Exxon Mobil Corp.	6,506	530,304
F5 Networks, Inc.†	24,554	4,208,065
Facebook, Inc., Class A†	19,199	3,313,363
Fifth Third Bancorp	25,489	754,220
FirstCash, Inc.	5,700	462,840
Fortinet, Inc.†	8,515	535,679
FTI Consulting, Inc.†	16,541	1,306,077
Gilead Sciences, Inc.	64,661	5,032,566
Haemonetics Corp.†	5,464	533,505
Harris Corp.	29,237	4,822,643
HCA Healthcare, Inc.	23,837	2,961,271
Hilton Worldwide Holdings, Inc.	48,446	3,810,762
HollyFrontier Corp.	53,424	3,984,362
HP, Inc.	92,320	2,130,746
Humana, Inc.	16,299	5,120,820
International Business Machines Corp.	20,841	3,020,486
Intuitive Surgical, Inc.†	1,647	836,989
Johnson & Johnson	4,376	579,908
KAR Auction Services, Inc.	10,081	599,315
KB Home	47,360	1,124,800
KLA-Tencor Corp.	4,978	584,517
Lam Research Corp.	13,576	2,588,129
Las Vegas Sands Corp.	50,400	3,623,760
Lear Corp.	11,294	2,034,388
Life Storage, Inc.	5,500	527,780
Lincoln National Corp.	23,260	1,584,006
M&T Bank Corp.	2,609	452,270
Marathon Petroleum Corp.	65,686	5,309,399
MetLife, Inc.	17,987	822,725
Microsoft Corp.	90,292	9,578,175
Morgan Stanley	50,238	2,540,033
NetApp, Inc.	34,984	2,711,960
NRG Energy, Inc.	123,299	3,904,879
Nu Skin Enterprises, Inc., Class A	16,651	1,213,025
NVIDIA Corp.	8,372	2,049,968
O’Reilly Automotive, Inc.†	1,791	548,046
Occidental Petroleum Corp.	7,165	601,358
PBF Energy, Inc., Class A	12,393	578,753
Perspecta, Inc.	23,376	507,259
Pfizer, Inc.	44,217	1,765,585
Phillips 66	5,312	655,182
PulteGroup, Inc.	17,762	506,039
Regions Financial Corp.	222,575	4,142,121
S&P Global, Inc.	15,605	3,127,866
ServiceMaster Global Holdings, Inc.†	71,684	4,085,271
Sirius XM Holdings, Inc.	623,964	4,380,227
Spirit AeroSystems Holdings, Inc., Class A	43,288	4,036,606
State Street Corp.	20,733	1,830,931
Steel Dynamics, Inc.	13,955	657,141
Tenet Healthcare Corp.†	36,285	1,365,405
Toll Brothers, Inc.	42,690	1,505,249
TRI Pointe Group, Inc.†	35,760	506,719
United Rentals, Inc.†	12,393	1,844,078
United Therapeutics Corp.†	17,244	2,119,460
Urban Outfitters, Inc.†	43,600	1,935,840
Valero Energy Corp.	42,096	4,982,062
Varian Medical Systems, Inc.†	36,354	4,197,069
VeriSign, Inc.†	30,369	4,410,490
Visa, Inc., Class A	37,091	5,071,823
Vistra Energy Corp.†	195,748	4,423,905
VMware, Inc., Class A†	29,369	4,246,464

201

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Walgreens Boots Alliance, Inc.	8,187	$553,605
Walmart, Inc.	59,000	5,264,570
WellCare Health Plans, Inc.†	18,672	4,993,266
Western Digital Corp.	17,503	1,227,835
Western Union Co.	103,438	2,085,310

		308,111,938

Total Long-Term Investment Securities (cost $421,904,224)		507,311,305

REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $6,763,066 collateralized by $7,645,000 of United States Treasury Notes, bearing interest at 1.50% due 08/15/2026 and having an approximate value of $6,902,197 (cost $6,763,000)	$6,763,000	6,763,000

TOTAL INVESTMENTS — (cost $428,667,224)(1)	99.9%	514,074,305
Other assets less liabilities	0.1	562,661

NET ASSETS —	100.0%	$514,636,966

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $10,575,009 representing 2.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$338,372,775	$168,938,530	**	$—	$507,311,305
Repurchase Agreements	—	6,763,000		—	6,763,000

Total Investments at Value	$338,372,775	$175,701,530		$—	$514,074,305

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $120,223,139 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

202

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Diversified Financial Services	16.0%
United States Treasury Bonds	13.1
United States Treasury Notes	12.9
Federal National Mtg. Assoc.	12.7
Diversified Banking Institutions	5.8
Federal Home Loan Mtg. Corp.	5.3
Government National Mtg. Assoc.	4.0
Electric-Integrated	2.1
Banks-Commercial	2.0
U.S. Government Agencies	1.5
Pipelines	1.2
Real Estate Investment Trusts	1.0
Banks-Super Regional	0.9
Finance-Investment Banker/Broker	0.8
Telephone-Integrated	0.7
Auto-Cars/Light Trucks	0.7
Pharmacy Services	0.7
Registered Investment Companies	0.7
Municipal Bonds & Notes	0.7
Cable/Satellite TV	0.6
Oil Companies-Integrated	0.6
Computers	0.6
Applications Software	0.6
Brewery	0.6
Tobacco	0.6
Banks-Fiduciary	0.6
Small Business Administration	0.5
Medical-Hospitals	0.5
Gas-Distribution	0.4
Containers-Paper/Plastic	0.4
Electric-Distribution	0.4
Sovereign	0.4
Insurance-Life/Health	0.4
Medical-HMO	0.4
Medical Products	0.4
Food-Misc./Diversified	0.3
Aerospace/Defense-Equipment	0.3
Building Products-Cement	0.3
Multimedia	0.3
Oil Refining & Marketing	0.3
Metal-Diversified	0.3
Medical-Generic Drugs	0.3
Airlines	0.3
Finance-Other Services	0.3
Soap & Cleaning Preparation	0.3
Oil Companies-Exploration & Production	0.3
Insurance Brokers	0.2
Investment Management/Advisor Services	0.2
Rental Auto/Equipment	0.2
Metal-Copper	0.2
Insurance-Property/Casualty	0.2
Data Processing/Management	0.2
E-Commerce/Services	0.2
Retail-Consumer Electronics	0.2
Enterprise Software/Service	0.2
Cellular Telecom	0.2
Resolution Funding Corp	0.2
Transport-Rail	0.2
Diversified Manufacturing Operations	0.2
Finance-Leasing Companies	0.2
Television	0.1

Medical Labs & Testing Services	0.1%
Building Products-Wood	0.1
Food-Confectionery	0.1
Special Purpose Entities	0.1
Electronic Components-Semiconductors	0.1
Resorts/Theme Parks	0.1
Steel-Producers	0.1
Radio	0.1
Machinery-Farming	0.1
Building Products-Air & Heating	0.1
Building & Construction Products-Misc.	0.1
Insurance-Multi-line	0.1
Medical-Drugs	0.1
Insurance-Mutual	0.1
Non-Hazardous Waste Disposal	0.1
Medical-Biomedical/Gene	0.1
Racetracks	0.1
Aerospace/Defense	0.1
E-Commerce/Products	0.1
Electric-Transmission	0.1
Finance-Credit Card	0.1
Machinery-Construction & Mining	0.1
Diagnostic Equipment	0.1
Retail-Discount	0.1
Retail-Building Products	0.1
Computer Services	0.1
Gold Mining	0.1
Regional Authority	0.1
Options-Purchased	0.0

99.8%

Credit Quality†#

Aaa	54.8%
Aa	3.1
A	12.5
Baa	16.3
Ba	1.9
B	0.5
Not Rated@	10.9

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

203

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 15.8%
Diversified Financial Services — 15.8%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 2.86% (1 ML+0.80%) due 12/26/2044*	$268,746	$267,777
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 3.61% (3 ML+1.25%) due 10/18/2027*(1)(3)	1,580,000	1,563,800
ALM V, Ltd. FRS Series 2012-5A, Class BR3 4.01% (3 ML+1.65%) due 10/18/2027*(1)(3)	670,000	662,510
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	397,000	396,103
American Credit Acceptance Receivables Trust Series 2018-2, Class B 3.46% due 08/10/2022*	924,000	923,980
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	189,892	190,536
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	940,541	927,904
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,403,720	1,402,931
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	936,405	941,667
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	154,243
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	392,335
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	546,079
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	164,083
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	304,238
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	734,091
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	301,435
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	160,877
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	361,403

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 2.51% (1 ML+0.45%) due 01/25/2036	$1,200,000	$1,198,958
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(3)	2,250,000	2,250,000
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 3.21% (1 ML+1.15%) due 06/15/2028*(3)	3,380,000	3,383,414
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	189,498	189,280
Atrium XII FRS Series 12A, Class BR 3.70% (3 ML+1.35%) due 04/22/2027*(1)	2,950,000	2,930,914
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	399,126	393,735
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	693,782	690,859
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 3.60% (3 ML+1.25%) due 01/20/2028*(1)	4,300,018	4,252,477
Babson CLO, Ltd. FRS Series 2014-IIA, Class CR 4.54% (3 ML+2.20%) due 10/17/2026*(1)	1,410,000	1,407,152
Ballyrock CLO LLC FRS Series 2013-1A, Class A 3.51% (3 ML+1.18%) due 05/20/2025*(1)(3)	313,910	313,843
Banc of America Merrill Lynch Large Loan, Inc. VRS Series 2015-FFR11, Class A705 1.54% due 09/27/2044*(2)(4)	1,097,000	1,090,977
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class A 2.92% (1 ML + 0.85%) due 01/15/2033*(3)(4)	2,591,981	2,592,188
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 3.32% (1 ML + 1.25%) due 01/15/2033*(3)(4)	1,555,188	1,557,711
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 4.77% (1 ML + 2.70%) due 01/15/2033*(3)(4)	414,717	416,097
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	271,077	269,725
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 4.23% due 08/25/2033(2)(5)	236,339	236,434
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 4.77% (1 ML+2.70%) due 06/15/2035*(4)	730,000	732,694

204

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*(3)	$5,116,871	$5,126,968
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	1,303,608	1,310,098
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	273,340
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(3)	1,427,280	1,424,158
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	2,040,000	2,032,438
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	33,260	33,217
CarMax Auto Owner Trust Series 2018-2, Class A2 2.73% due 08/16/2021	1,109,000	1,107,434
Carnow Auto Receivables Trust Series 2017-1A, Class A 2.92% due 09/15/2022*	357,584	355,885
Carnow Auto Receivables Trust Series 2016-1A, Class B 3.49% due 02/15/2021*	254,513	254,183
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(2)(4)	3,845,951	3,777,392
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	1,243,305	1,239,991
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*(3)	2,561,901	2,532,649
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*(3)	2,610,000	2,597,801
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	833,396	838,826
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(4)	1,492,899	1,450,063
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	763,163	759,969
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	423,903	413,646
COMM Mtg. Trust FRS Series 2014-TWC, Class A 2.95% (1 ML+0.85%) due 02/13/2032*(4)	1,000,000	1,000,231
COMM Mtg. Trust Series 2016-COR1, Class A4 3.09% due 10/10/2049(4)	4,214,857	4,023,449
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(4)	5,000,000	4,909,593

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(4)	$5,110,000	$4,975,792
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	770,833	771,953
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(4)	2,496,639	2,508,086
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(4)	625,000	628,690
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(4)	5,000,000	5,059,004
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(2)(4)	1,790,000	1,783,010
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	1,137,175	1,148,087
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	5,000,000	4,881,998
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class A 2.55% due 01/16/2024*	492,118	491,575
Continental Credit Card LLC Series 2016-1A, Class A 4.56% due 01/15/2023*	161,988	161,109
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	959,000	948,957
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	210,142
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	471,570	471,973
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	722,661
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	493,186
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	224,694
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	428,520
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	524,319
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	465,000	462,346
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	638,000	631,251

205

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	$1,575,000	$1,543,960
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	246,970
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	245,781
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	247,538
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.88% due 03/25/2034(2)(5)	653,838	665,558
Cutwater, Ltd. FRS Series 2014-1A, Class BR 4.74% (3 ML+2.40%) due 07/15/2026*(1)	1,155,000	1,149,198
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(4)	1,135,286	1,097,634
DBWF Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(2)(4)	1,000,000	960,114
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	641,655	624,667
Drive Auto Receivables Trust Series 2017-3, Class B 2.30% due 05/17/2021	3,963,000	3,953,947
Drive Auto Receivables Trust Series 2017-AA, Class B 2.51% due 01/15/2021*	117,940	117,869
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	1,318,000	1,314,390
Drive Auto Receivables Trust Series 2017-1, Class C 2.84% due 04/15/2022	2,523,000	2,518,027
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	364,000	363,850
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	2,800,000	2,784,742
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	1,364,000	1,364,142
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	805,269
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	940,000	945,323
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	430,985	432,560
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	742,233

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	$486,000	$491,653
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	777,460
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	266,730
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	446,188
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 3.59% (3 ML+1.55%) due 04/15/2031*(1)(3)	5,500,000	5,499,730
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 2.82% (1 ML+0.74%) due 07/19/2044(5)	1,146,563	1,142,113
DT Auto Owner Trust Series 2016-4A, Class B 2.02% due 08/17/2020*	7,642	7,639
DT Auto Owner Trust Series 2017-2A, Class C 3.03% due 01/17/2023*	709,000	707,190
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	703,000	701,271
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	442,000	442,208
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	376,000	374,322
DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	1,650,000	1,649,892
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	434,478
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	496,000	493,168
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	280,379	281,854
DT Auto Owner Trust Series 2017, Class B 5.84% due 12/16/2022(3)(7)	800,000	799,120
Eaton Vance Corp. CLO FRS Series 2014-1A, Class CR 4.59% (3 ML+2.25%) due 07/15/2026*(1)	1,644,704	1,643,369
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	224,676	221,998
Exantas Capital Corp. FRS Series 2018-RSO6, Class B 3.22% (1 ML+1.15%) due 06/15/2035*(3)(4)	910,000	910,361
Exeter Automobile Receivables Trust Series 2017-3A, Class A 2.05% due 12/15/2021*	267,775	266,596

206

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	$317,000	$316,568
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	493,135	494,920
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,038,623
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	235,366
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53% due 11/16/2020*	57,759	57,673
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,075,589
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	199,526	199,299
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	165,512	165,331
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	492,464
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	253,318
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	191,884
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 3.74% (3 ML+1.40%) due 04/15/2027*(1)	4,102,328	4,100,987
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 4.24% (3 ML+1.90%) due 04/15/2027*(1)	760,000	760,521
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,792,620
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,785,396
FREED ABS Trust Series 2018-1, Class A 3.61% due 07/18/2024*	1,059,000	1,058,233
GLS Auto Receivables Trust Series 2016-1A, Class A 2.73% due 10/15/2020*	41,957	41,952
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	270,000	271,606
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	517,896
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63% due 07/15/2022*(3)	1,513,000	1,487,588

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 2.64% (1 ML+0.57%) due 01/18/2022*	$5,927,000	$5,950,812
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	1,108,188	1,070,271
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	242,105	241,087
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*(3)	1,471,890	1,447,604
GPMT, Inc. FRS Series 2018-FL1, Class A 2.99% (1 ML + 0.90%) due 11/21/2035*(4)	2,080,000	2,076,167
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	2,766,411	2,720,794
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(4)	6,439,214	6,265,982
GS Mtg. Securities Trust Series 2017-GS7, Class A4 3.43% due 08/10/2050(4)	5,900,000	5,731,515
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 2.56% (1 ML+0.50%) due 09/25/2035(5)	7,676	7,383
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 3.84% (3 ML + 1.70%) due 07/18/2031*(1)(3)	2,865,000	2,844,166
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(5)(6)	1,400,000	1,393,000
Headlands Residential LLC Series 2017, Class RPL 4.25% due 06/25/2023*	1,790,000	1,777,013
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	345,298	337,487
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	1,011,025	1,005,046
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	835,060	850,191
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	252,403	247,465
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)	1,180,000	1,175,875
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.84% due 03/25/2035(2)(5)	208,070	210,272
ING Investment Management CLO, Ltd. FRS Series 2013-3A, Class BR 4.48% (3 ML+2.15%) due 01/18/2026*(1)	2,285,000	2,298,052

207

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(4)	$4,694,676	$4,580,373
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	5,000,000	4,968,507
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(4)	2,847,257	2,771,355
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 6.01% due 06/15/2049(2)(4)	720,307	731,370
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 3.54% due 10/25/2033(2)(5)	586,201	593,145
Kabbage Asset Securitization LLC Series 2017-1, Class A 4.57% due 03/15/2022*	2,525,000	2,545,436
LendingClub Issuance Trust Series 2016-NP2, Class A 3.00% due 01/17/2023*	47,403	47,374
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	587,000	583,716
Lendmark Funding Trust Series 2016-2A, Class A 3.26% due 04/21/2025*	650,000	650,005
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 3.57% (1 ML + 1.50%) due 05/15/2028*	3,895,000	3,889,150
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 4.62% (1 ML + 2.55%) due 05/15/2028*(3)	1,025,000	1,027,561
Loomis Sayles, Ltd. FRS Series 2015-2A, Class A1R 3.24% (3 ML + 0.90%) due 04/15/2028*(1)	2,500,000	2,494,863
LV Tower 52 Series 2013-1, Class A 5.75% due 02/15/2023*(3)	1,860,670	1,860,670
Mariner Finance Issuance Trust Series 2017-AA, Class A 3.62% due 02/20/2029*	633,000	634,366
Marlette Funding Trust Series 2018-1A, Class A 2.61% due 03/15/2028*	791,545	789,316
Marlette Funding Trust Series 2017-1A, Class A 2.83% due 03/15/2024*	342,953	342,850
Marlette Funding Trust Series 2016-1A, Class A 3.06% due 01/17/2023*	18,685	18,683
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 2.70% (1 ML+0.64%) due 10/25/2028(5)	543,533	538,174

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 3.18% (6 ML+0.68%) due 01/25/2029(5)	$1,178,222	$1,177,481
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(4)	1,207,415	1,182,602
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	120,000	119,053
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	700,000	694,391
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*	2,850,000	2,848,084
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*(3)	1,360,000	1,351,304
Oaktree CLO, Ltd. FRS Series 2014-2A, Class BR 4.90% (3 ML+2.55%) due 10/20/2026*(1)	555,000	555,349
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 3.69% (3 ML+1.35%) due 07/15/2027*(1)(3)	2,490,000	2,487,475
Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1 2.50% due 09/15/2048*	306,000	305,882
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	1,889,933	1,869,403
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A 3.50% due 04/18/2022*	516,000	515,290
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	161,118	161,075
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	464,990
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	730,000	733,923
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	125,751
Oportun Funding IV LLC Series 2016-C, Class B 4.85% due 11/08/2021*	290,935	291,442
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,937,613
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	452,137
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	377,184

208

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	$1,012,000	$1,005,966
Parallel, Ltd. FRS Series 2015-1A, Class 1R 4.10% (3 ML + 1.75%) due 07/20/2027*(1)	680,000	679,836
Parallel, Ltd. FRS Series 2015-1A, Class 2R 4.10% (3 ML + 1.75%) due 07/20/2027*(1)	730,000	729,824
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,608,104	1,585,160
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,735,182	1,716,139
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	497,590
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	848,043
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	1,001,061
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	405,469
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	256,323
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	573,647	571,352
Prosper Marketplace Issuance Trust Series 2017-2A, Class A 2.41% due 09/15/2023*	234,997	234,584
Prosper Marketplace Issuance Trust Series 2017-1A, Class A 2.56% due 06/15/2023*	214,989	214,946
Purchasing Power Funding LLC Series 2018-A, Class A 3.34% due 08/15/2022*	2,390,000	2,382,158
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	331,344	327,602
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*(3)	1,386,282	1,384,521
Santander Drive Auto Receivables Trust Series 2015-5, Class E 4.67% due 02/15/2023*	1,900,000	1,918,283
Santander Retail Auto Lease Trust Series 2018-A, Class A3 2.93% due 05/20/2021*	958,000	953,819
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 2.77% (1 ML+0.68%) due 10/20/2034(5)	1,160,969	1,134,760

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 2.85% (1 ML+0.76%) due 04/20/2033(5)	$1,108,006	$1,088,390
Shelter Growth Capital Partners FRS Series 2018-FL1, Class B 3.51% (1 ML+1.50%) due 01/15/2035*(3)(4)	1,657,500	1,657,500
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*	27,059	27,052
Silver Spring CLO, Ltd. Series 2014-1A, Class C2R 4.56% due 10/15/2026*(1)	1,170,000	1,161,735
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	218,567	218,030
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*	225,624	224,366
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	1,490,300	1,489,513
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	544,000	542,777
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 2.33% (1 ML+0.25%) due 07/19/2035(5)	560,430	544,971
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 3.17% due 12/25/2044(2)(5)	186,312	187,518
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 3.86% (3 ML + 1.50%) due 04/26/2028*(1)(3)	2,991,269	2,967,234
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*(3)	1,358,808	1,358,958
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	496,876	480,294
Upstart Securitization Trust Series 2017-1, Class A 2.64% due 06/20/2024*	186,391	186,002
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	125,000	124,372
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	1,415,000	1,394,154
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	1,271,000	1,249,250
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	2,565,000	2,548,890
VM DEBT LLC Series 2017-1, Class A 6.50% due 10/02/2024*(3)	1,085,000	1,085,000

209

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
VOLT LIX LLC Series 2017-NPL6, Class A1 3.25% due 05/25/2047*(6)	$250,579	$249,350
VOLT LLC VRS Series 2018-FT1, Class A2 3.26% due 01/27/2023(2)(3)	1,256,987	1,241,398
VOLT LV LLC Series 2017-NPL2, Class A1 3.50% due 03/25/2047*(6)	286,753	285,525
VOLT LVI LLC Series 2017-NPL3 , Class A1 3.50% due 03/25/2047*(6)	647,509	644,925
VOLT LVII LLC Series 2017-NPL4, Class A1 3.38% due 04/25/2047*(6)	387,552	386,275
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(6)	372,097	369,831
VOLT LXI LLC Series 2017-NPL8, Class A1 3.13% due 06/25/2047*(6)	463,144	459,597
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	1,779,431	1,769,913
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*	1,043,941	1,042,573
VOLT LXVII LLC VRS Series 2018-NPL3, Class A1 4.38% due 06/25/2048*(2)(7)	1,257,899	1,257,899
VOLT XL LLC Series 2015-NP14, Class A1 4.38% due 11/27/2045*(6)	124,419	124,526
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 2.52% (1 ML+0.46%) due 04/25/2045(5)	63,035	62,797
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(4)	5,195,581	5,136,456
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(4)	729,000	727,381
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	5,000,000	5,057,524
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 4.01% due 06/25/2035(2)(5)	524,600	528,977
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 4.24% due 09/25/2034(2)(5)	731,243	749,099
West CLO, Ltd. FRS Series 2014-1A, Class A2R 3.68% (3 ML+1.35%) due 07/18/2026*(1)	3,146,734	3,126,409
West CLO, Ltd. FRS Series 2014-1A, Class CR 5.33% (3 ML+3.00%) due 07/18/2026*(1)	650,000	648,358

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Westgate Resorts LLC Series 2015-1A, Class A 2.75% due 05/20/2027*	$65,871	$65,588
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	346,352	342,576
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	279,000	277,796
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	211,778
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	400,000	401,206
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3 2.83% due 07/15/2021	950,000	945,580

Total Asset Backed Securities (cost $304,420,137)		300,174,384

U.S. CORPORATE BONDS & NOTES — 24.1%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	296,513
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	102,446
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	315,054
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	211,276
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	94,791
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	46,671
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	101,456
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	49,105

		1,217,312

Aerospace/Defense-Equipment — 0.3%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	98,112
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	205,892
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,639,227
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	2,503,000	2,371,427

210

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	$296,000	$281,990

		5,596,648

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	400,000	402,242

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	121,526
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	44,499

		166,025

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	270,855	253,361
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	53,476	51,738
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	194,122	188,811
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	564,000	542,682
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	281,402	275,470
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	133,280	137,020
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	214,000	208,096
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	141,138	135,391
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	547,000	530,268
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	220,150	210,143

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	$323,000	$313,426
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	416,453	417,494
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	142,000	142,061

		3,405,961

Applications Software — 0.6%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,018,667
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	170,735
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	65,000	62,738
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	185,391
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	351,000	344,009
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,201,829
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	220,236
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	133,341
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	144,132
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	2,561,000	2,685,881
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	162,494
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	333,000	366,101
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	247,373

		10,942,927

Auto-Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	34,000	30,592
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	162,772

211

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	$150,000	$149,998
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	1,080,000	1,064,686
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	1,670,000	1,937,951
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,228,911
General Motors Co. Senior Notes 5.15% due 04/01/2038	150,000	144,146
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,124,244
General Motors Co. Senior Notes 6.60% due 04/01/2036	562,000	608,680
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,136,000	2,096,720
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 11/07/2024	290,000	275,296
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	278,164
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	514,085
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,466,000	1,391,365
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	147,499
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	1,785,000	1,756,239
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	85,001
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	191,000	190,876
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	243,967
Nissan Motor Acceptance Corp. Senior Notes 3.15% due 03/15/2021*	150,000	148,389
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	132,810
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	358,053

		14,070,444

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 0.6%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	$270,000	$267,578
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	247,430
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	338,905
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	45,258
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	93,032
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,056,719
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	479,443
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	443,031
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	177,591
MUFG Union Bank NA Senior Notes 2.25% due 05/06/2019	300,000	298,889
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	449,206
PNC Bank NA Senior Notes 3.10% due 10/25/2027	4,059,000	3,833,486
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	212,815
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	188,234

		11,131,617

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	51,361
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	118,956
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	97,683
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	703,411
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,100,000	2,077,095
Bank of New York Mellon Corp. Senior Notes 3.44% due 02/07/2028	5,131,000	4,996,928

212

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary (continued)
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	$105,000	$97,851
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	529,744
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	87,999

		8,761,028

Banks-Super Regional — 0.9%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	269,482
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	98,700
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,045,459
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	225,640
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	2,565,000	2,439,663
Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	2,562,000	2,446,982
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	98,004
Fifth Third Bancorp Senior Notes 3.95% due 03/14/2028	250,000	245,820
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	324,633
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	248,079
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	41,640
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	468,754
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	99,080
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	101,835
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	53,053
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	359,100
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	293,788

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
US Bancorp Senior Notes 2.38% due 07/22/2026	$400,000	$363,139
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	4,523,000	4,417,033
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,398,774
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	195,102
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	538,022
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	441,859
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	114,746

		16,328,387

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	69,622
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.42% due 05/25/2025*	112,000	113,855
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.99% due 05/25/2038*	161,000	164,909
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	127,764
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	55,068

		531,218

Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,000,000	1,986,259
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	300,000	294,518
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,251,229
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,074,123
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,223,000	3,363,485
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 01/15/2022	1,890,000	1,915,123
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	535,754

213

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	$325,000	$327,084

		10,747,575

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	387,799

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,018,000	1,008,125
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,030,725

		2,038,850

Building Products-Cement — 0.3%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	202,623
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	679,519
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,619,707
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,328,663

		5,830,512

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,384,779
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	275,116

		2,659,895

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	280,000	282,800
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	3,399,000	3,458,026
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	136,377
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	131,000	141,844

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	$175,000	$191,408
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	126,000	121,987
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	256,841
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	254,713
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	612,496
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	251,918
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,618,965
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	124,590
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	126,115
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	336,086
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,459,709
Time Warner Cable LLC Senior Sec. Notes 5.00% due 02/01/2020	720,000	734,547
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	145,543

		12,253,965

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	203,840
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	657,313	654,026

		857,866

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	263,966
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	275,041

214

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified (continued)
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	$119,000	$110,507

		649,514

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	156,317

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	98,955

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	152,748
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	129,000	123,916

		276,664

Commercial Services-Finance — 0.0%
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	297,070

Computer Services — 0.1%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	128,377
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	300,000	296,927
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	400,000	394,514

		819,818

Computers — 0.6%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	317,175
Apple, Inc. Senior Notes 2.75% due 01/13/2025	400,000	383,546
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	698,066
Apple, Inc. Senior Notes 2.90% due 09/12/2027	3,086,000	2,920,486
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	461,459
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	286,665
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	283,036

Security Description	Principal Amount	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.20% due 05/11/2027	$171,000	$166,027
Apple, Inc. Senior Notes 3.35% due 02/09/2027	2,394,000	2,351,815
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	186,949
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	469,852
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	349,549
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,519,874
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	623,706

		11,018,205

Containers-Paper/Plastic — 0.4%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,498,122
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,028,415
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,266,875
WestRock Co. Company Guar. Notes 3.75% due 03/15/2025*	300,000	293,773

		8,087,185

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 2.70% due 02/02/2026	300,000	284,236
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	118,913

		403,149

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	2,845,031
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	693,000	693,858

		3,538,889

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	79,705

215

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	$450,000	$440,105
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	458,846

		978,656

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	109,857

Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	173,000	170,621
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	359,000	343,748
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	395,374
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	365,000	365,029
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	612,021
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,216,000	1,180,180
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	371,396
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	141,306
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	500,000	465,988
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,916,000	2,878,356
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	192,826
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,566,000	3,353,568
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	965,289
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,525,166
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	800,000	784,447
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	288,316

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	$270,000	$267,574
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,444,000	5,455,493
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,693,396
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	111,347
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	775,258
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	181,566
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	190,861
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	667,991
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	581,581
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	53,000	51,055
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	529,013
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,057,000	1,053,187
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	295,021
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,292,000	2,212,267
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,760,820
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	462,386
Goldman Sachs Group, Inc. FRS Senior Notes 3.44% (3 ML+1.10%) due 11/15/2018	500,000	501,492
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	2,600,000	2,592,165
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	665,166
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	2,634,000	2,559,021

216

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	$601,000	$621,565
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,071,236
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	3,816,008
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	3,641,000	3,580,339
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	321,168
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	220,227
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	506,749
Morgan Stanley Senior Notes 3.77% due 01/24/2029	735,000	709,314
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,402,533
Morgan Stanley Senior Notes 4.00% due 07/23/2025	3,034,000	3,036,704
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	301,341
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	974,715
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	74,542
Morgan Stanley Senior Notes 4.38% due 01/22/2047	3,852,000	3,808,854
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	236,948
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	4,748,220
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,518,245

		68,588,999

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	348,331
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	134,068
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	176,025

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations (continued)
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	$63,000	$62,018
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	186,058

		906,500

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	270,000	260,832
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	398,015
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	400,000	404,242
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	298,749

		1,361,838

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	827,513
Priceline Group, Inc. Senior Notes 3.55% due 03/15/2028	300,000	286,149
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,268,068

		3,381,730

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	378,537

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	111,149
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	153,000	152,099
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	132,424
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	140,043
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	131,039
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	108,507
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	611,494

		1,386,755

217

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	$103,000	$94,497

Electric-Integrated — 1.4%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	46,906
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	60,404
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	113,295
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	438,024
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	177,508
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	176,000	215,923
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	271,624
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	116,914
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	106,139
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	398,504
Consumers Energy Co. 1st Mtg. Notes 3.25% due 08/15/2046	48,000	41,570
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	186,784
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	129,000	124,251
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,664,973
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	680,821
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	103,623
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	351,080
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	234,947
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	179,819

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	$200,000	$180,241
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	232,310
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	122,257
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	248,164
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	180,784
Edison International Senior Notes 2.95% due 03/15/2023	350,000	336,734
Edison International Senior Notes 4.13% due 03/15/2028	100,000	99,185
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	86,540
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	113,336
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	654,130
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	264,075
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	220,512
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	3,385,000	3,477,147
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	443,402
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	65,000	62,259
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	118,442
Kansas City Power & Light Co. Senior Notes 4.20% due 03/15/2048	100,000	97,768
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	230,046
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	687,476
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043	1,800,000	1,999,460
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	110,424

218

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	$720,000	$739,164
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	268,018
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	357,599
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	428,504
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	133,497
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	220,362
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	144,893
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,182,183
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,147,611
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	266,645
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	189,664
PSI Energy, Inc. Senior Notes 6.12% due 10/15/2035	100,000	122,456
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	47,466
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	566,722
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	63,175
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	200,741
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	118,838
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	195,872
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	110,699
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	446,286

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Southern Co. Senior Notes 3.25% due 07/01/2026	$91,000	$86,346
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	103,902
Virginia Electric & Power Co. Senior Notes 3.80% due 04/01/2028	120,000	119,846
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	185,202
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	105,881
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	227,961
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	97,534
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	209,714

		26,564,582

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	972,000	931,992
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	336,219
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	69,602

		1,337,813

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	482,000	466,325
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,664,000	1,560,545
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	164,713
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	303,747

		2,495,330

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	41,156
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	196,748

219

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Parts Distribution (continued)
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	$133,000	$124,267

		362,171

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	449,547

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	116,496
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	352,390
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	436,858
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	387,698
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	578,422
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	193,752
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	98,737
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	716,608
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	199,662

		3,080,623

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 3.70% due 08/04/2026	200,000	179,401

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	180,000	179,123
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	125,000	121,868
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	654,179
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	75,000	73,261

		1,028,431

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,457,014

Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	$1,968,000	$1,869,179
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	718,000	695,200
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,193,000	4,008,519
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,528,851
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,757,874
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,100,784

		14,417,421

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	181,115
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	159,607
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	570,511

		911,233

Finance-Other Services — 0.2%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	281,776
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	152,004
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	166,072
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	2,816,470
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	83,881

		3,500,203

Food-Confectionery — 0.1%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,603,453

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	200,000	199,778

Food-Misc./Diversified — 0.3%
Campbell Soup Co. Senior Notes 3.95% due 03/15/2025	330,000	320,754

220

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	$2,913,000	$2,906,116
General Mills, Inc. Senior Notes 4.20% due 04/17/2028	145,000	144,383
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	53,503
Kellogg Co. Senior Notes 3.40% due 11/15/2027	143,000	133,482
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	82,000	97,435
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	645,228
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,863,000	1,656,301
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	119,000	114,198
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	132,000	125,694

		6,197,094

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	540,777

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.55% due 03/15/2025	140,000	137,268
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	109,381
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	100,000	98,822

		345,471

Gas-Distribution — 0.4%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	80,369
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	408,736
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	266,616
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,394,908
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	246,263

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution (continued)
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	$540,000	$550,916
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*(3)	3,186,000	2,934,498
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	390,491
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	54,348
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	64,861

		8,392,006

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	200,000	191,787

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	289,740
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	4,172,000	4,077,360

		4,367,100

Insurance-Life/Health — 0.3%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	347,159
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	221,000	221,791
Great-West Lifeco Finance Delaware LP Company Guar. Notes 4.15% due 06/03/2047*	300,000	281,093
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	179,795
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	167,646
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	712,000	690,504
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	458,396
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	149,000	133,830
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	97,748
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,411,177

221

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	$300,000	$287,270
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	448,006
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	247,433
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	147,308
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	195,313

		6,314,469

Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	303,992
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	61,989
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	247,651
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	433,424
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	538,692
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	319,383
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	47,399

		1,952,530

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	450,000	455,165
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	328,394
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	31,000	48,162
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	253,522
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	547,222

Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual (continued)
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	$162,000	$151,714

		1,784,179

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	76,490
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	621,414
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	48,617
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	301,203

		1,047,724

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	823,462
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	103,514
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	3,045,000	3,098,813

		4,025,789

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	708,638
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	178,501
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	123,720

		1,010,859

Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.80% due 04/03/2028	170,000	170,568

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	498,412

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	61,509

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	46,004

222

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.13% due 03/15/2022	$93,000	$92,385
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	266,127

		358,512

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	200,392
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,437,186
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	53,066

		2,690,644

Medical Products — 0.4%
Abbott Laboratories Senior Notes 2.00% due 03/15/2020	641,000	630,811
Abbott Laboratories Senior Notes 2.35% due 11/22/2019	1,228,000	1,220,487
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,638,000	1,621,509
Abbott Laboratories Senior Notes 3.88% due 09/15/2025	194,000	194,859
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,601,000	2,858,765
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	82,352
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	96,657

		6,705,440

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	307,890
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	200,000	201,681
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	95,000	93,614
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	47,000	48,464
Celgene Corp. Senior Notes 3.45% due 11/15/2027	300,000	280,982
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	330,734

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene (continued)
Celgene Corp. Senior Notes 5.70% due 10/15/2040	$114,000	$121,695
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	45,000	44,438
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	178,841
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	67,000	67,319
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	89,906

		1,765,564

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	227,000	221,418
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	413,421
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	284,342
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	138,006
Johnson & Johnson Senior Notes 3.40% due 01/15/2038	309,000	293,239
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	49,629
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	32,969
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	300,000	289,291

		1,722,315

Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	114,967
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	526,306
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	103,408
Centene Corp. Senior Notes 5.38% due 06/01/2026*	1,735,000	1,776,206
Magellan Health, Inc. Senior Notes 4.40% due 09/22/2024	417,000	407,139
UnitedHealth Group, Inc. Senior Notes 1.63% due 03/15/2019	145,000	144,146

223

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	$3,551,000	$3,412,235
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	181,000	175,838
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	192,723
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	278,074
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	176,768

		7,307,810

Medical-Hospitals — 0.5%
Hackensack Meridian Health, Inc. Sec. Notes 4.21% due 07/01/2048	1,583,000	1,572,971
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,058,065
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	2,153,000	2,185,295
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	538,356
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,629,937
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	77,859
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	404,049

		8,466,532

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	86,066

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	233,520
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	152,492
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	103,681

		489,693

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,000,000	962,500

Security Description	Principal Amount	Value (Note 2)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	$2,800,000	$2,996,000

		3,958,500

Metal-Diversified — 0.3%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,028,000	985,830
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	2,500,000	2,352,418
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,630,000	1,609,446

		4,947,694

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	534,381
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	200,000	247,605
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	874,695
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	1,200,000	1,163,147
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	350,000	336,814
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	112,000	108,834
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	447,334
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	450,000	431,882
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	1,177,000	1,125,431

		5,270,123

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	220,954
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	365,883

		586,837

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	1,322,000	1,316,629
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	462,199

		1,778,828

224

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.2%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	$308,000	$354,156
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	372,578
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	269,432
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	394,718
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	419,889
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	242,312
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	102,444
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	189,455
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	200,000	192,296
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	199,727
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	105,835
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	100,000	100,637
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	55,591

		2,999,070

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	580,781
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	209,709
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	239,141
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	187,677

		1,217,308

Oil Refining & Marketing — 0.3%
Andeavor Senior Notes 3.80% due 04/01/2028	855,000	817,238
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,911,000	2,850,049

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing (continued)
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	$1,070,000	$1,156,315
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	70,000	68,993
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	514,070

		5,406,665

Oil-Field Services — 0.0%
Baker Hughes a GE Co., LLC Senior Notes 5.13% due 09/15/2040	150,000	159,686
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	348,833
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	89,380
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	219,776

		817,675

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	195,887
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	127,527
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	140,185

		463,599

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.40% due 12/01/2026*	136,000	132,375
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.70% due 06/01/2028*	300,000	294,823

		427,198

Pharmacy Services — 0.7%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	878,298
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,266,000	1,265,811
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	339,000	337,992
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	6,252,000	6,300,637

225

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	$279,000	$289,127
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,188,059
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	260,990	256,083
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	235,386	272,822
CVS Pass-Through Trust Pass-Through Certs. 8.35% due 07/10/2031*	311,589	376,415
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	540,000	515,149
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	173,562

		13,853,955

Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	161,000	158,210
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	150,032
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	28,000	25,542
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	254,577
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	243,921
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	150,305
Energy Transfer Partners LP Company Guar. Notes 3.60% due 02/01/2023	57,000	56,014
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	173,000	169,339
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026	128,000	129,585
Energy Transfer Partners LP Company Guar. Notes 4.90% due 02/01/2024	122,000	124,879
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	517,000	533,701
Energy Transfer Partners LP Company Guar. Notes 6.50% due 02/01/2042	56,000	60,660

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	$187,000	$186,317
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	280,782
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	269,470
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	726,199
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	178,973
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,722,440
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 03/01/2028	500,000	496,030
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	98,100
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	96,134
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	153,049
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	242,298
MPLX LP Senior Notes 4.00% due 03/15/2028	155,000	150,013
MPLX LP Senior Notes 4.70% due 04/15/2048	849,000	807,699
MPLX LP Senior Notes 4.88% due 12/01/2024	210,000	217,523
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	82,267
ONEOK Partners LP Company Guar. Notes 3.20% due 09/15/2018	140,000	140,000
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	39,350
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	400,000	417,792
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	93,868
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	283,572
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	641,737

226

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	$49,000	$46,239
Phillips 66 Partners LP Senior Notes 4.68% due 02/15/2045	507,000	481,507
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	103,715
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	810,000	772,783
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	76,000	70,431
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	225,000	232,110
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,091,665
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	2,017,000	2,081,342
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,386,000	2,573,196
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	103,632
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	140,000	180,609
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	301,576
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	180,000	178,272
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	505,213
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	100,107
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	56,457
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	99,000	98,185
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	57,000	55,671
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	244,319

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Williams Partners LP Senior Notes 3.90% due 01/15/2025	$174,000	$171,505
Williams Partners LP Senior Notes 4.85% due 03/01/2048	178,000	174,865

		19,003,777

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,760,412

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,300,000	2,251,125

Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	162,375
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,189,404
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	144,974
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	102,224
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	59,011
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	216,384
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	143,653
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	192,834
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,509,232
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	890,490
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	894,170
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	849,214
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	449,636
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	100,000	103,041
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	104,802

227

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
DDR Corp. Senior Notes 4.70% due 06/01/2027	$94,000	$94,268
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	109,926
Duke Realty LP Senior Notes 3.25% due 06/30/2026	31,000	28,984
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	267,237
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	207,000	196,940
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	140,000	137,034
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	890,000	896,675
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	505,466
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	268,892
ERP Operating LP Senior Notes 3.50% due 03/01/2028	123,000	118,852
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	276,960
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	202,709
Government Properties Income Trust Senior Notes 3.75% due 08/15/2019	1,140,000	1,141,222
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	271,298
HCP, Inc. Senior Notes 3.88% due 08/15/2024	575,000	560,507
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	200,000	197,703
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	117,982
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	285,143
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	294,750
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	99,231
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	207,245

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Select Income REIT Senior Notes 3.60% due 02/01/2020	$450,000	$447,655
Senior Housing Properties Trust Senior Notes 3.25% due 05/01/2019	230,000	230,116
Senior Housing Properties Trust Senior Notes 4.75% due 02/15/2028	150,000	145,704
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	348,147
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	351,000	351,626
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	42,000	38,391
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	373,728
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	400,000	400,498

		18,626,333

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	193,672
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	648,257
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	2,655,000	3,297,467

		4,139,396

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	2,550,000	2,489,437

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	174,606

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.13% due 09/15/2026	77,000	69,041
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	148,000	146,023
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	173,006
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	189,103
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	175,645

228

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products (continued)
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	$119,000	$116,653

		869,471

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,268,001

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	207,243
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	198,466
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	271,789
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	269,185

		946,683

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	98,714
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	440,856

		539,570

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	162,775
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	124,990

		287,765

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	266,173

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	117,936
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	55,579
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	35,000	33,436
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	251,000	236,868

		443,819

Security Description	Principal Amount	Value (Note 2)
Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	$389,000	$375,764

Special Purpose Entities — 0.1%
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2026*	939,000	623,121
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2029*	2,723,000	1,484,377
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2031*	939,000	446,535

		2,554,033

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	639,720
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	123,112
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,726,204

		2,489,036

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	417,000	410,719
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	330,000	325,778
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	1,271,000	1,215,343
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	2,219,000	2,075,807
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,638,000	1,501,883
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	936,000	901,870
AT&T, Inc. Senior Notes 5.15% due 11/15/2046*	500,000	483,827
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	4,232,000	4,236,741
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	187,417
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	47,800
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,229,940

229

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	$1,114,000	$1,122,548
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	293,849

		14,033,522

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	524,417

Tobacco — 0.3%
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*(3)	3,375,000	3,223,472
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	308,000	295,264
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	1,881,426

		5,400,162

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	241,989
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	99,100

		341,089

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	295,419
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	711,541
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	399,610
CSX Corp. Senior Notes 3.40% due 08/01/2024	180,000	177,221
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	223,193
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	87,778

		1,894,762

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	254,268
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	357,647

Security Description	Principal Amount	Value (Note 2)
Transport-Services (continued)
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	$147,000	$144,922
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	56,573

		813,410

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	339,972
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	246,181

		586,153

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	254,978

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	444,949

Total U.S. Corporate Bonds & Notes (cost $471,193,806)		460,038,541

FOREIGN CORPORATE BONDS & NOTES — 6.8%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	309,708

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	235,081
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	148,300

		383,381

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 3.38% due 03/15/2025	158,000	148,462
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	278,331

		426,793

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	214,000	202,710
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	302,000	286,927

230

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	$325,931	$325,840
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	330,000	330,000
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	441,000	436,943

		1,582,420

Banks-Commercial — 1.1%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	438,000	430,994
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	402,441
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,228,784
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	628,000	624,943
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	246,958
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	195,889
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	177,857
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	249,920
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	757,750
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	242,714
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,160,019
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	595,195
Canadian Imperial Bank of Commerce Senior Notes 1.60% due 09/06/2019	250,000	246,558
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	268,599
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	286,294
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	381,899

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	$300,000	$296,939
Commonwealth Bank of Australia Senior Notes 3.90% due 03/16/2028*	300,000	297,283
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	198,330
Cooperatieve Rabobank UA Company Guar. Notes 4.38% due 08/04/2025	250,000	247,616
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	406,348
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	562,980
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	190,432
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	193,867
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,299,240
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	288,195
ING Bank NV Senior Notes 2.05% due 08/17/2018*	600,000	599,909
Intesa Sanpaolo SpA Senior Notes 3.88% due 07/14/2027*	240,000	210,212
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	200,000	173,432
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	246,846
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	247,020
National Australia Bank, Ltd. Senior Notes 2.50% due 01/12/2021	450,000	440,456
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	225,558
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	294,402
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	455,875
Nordea Bank AB Senior Notes 4.88% due 01/27/2020*	100,000	102,364
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	193,938

231

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	$400,000	$391,839
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	500,000	493,200
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	246,371
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	243,526
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	394,846
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	391,180
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	447,245
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	167,000	157,507
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	431,901
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	216,926
Westpac Banking Corp. Senior Notes 3.40% due 01/25/2028	200,000	190,830
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	287,528

		21,560,955

Banks-Fiduciary — 0.1%
Mitsubishi UFJ Trust & Banking Corp Senior Notes 2.45% due 10/16/2019*	400,000	397,097
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	294,708

		691,805

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.40% due 03/17/2020	300,000	296,330

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	151,050

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 4.63% due 07/02/2044	894,000	865,240
Johnson Controls International PLC Senior Notes 4.95% due 07/02/2064	180,000	169,653

Security Description	Principal Amount	Value (Note 2)
Building Products-Air & Heating (continued)
Johnson Controls International PLC Senior Notes 5.70% due 03/01/2041	$968,000	$1,047,494

		2,082,387

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*	250,000	236,460
Nationwide Building Society Senior Notes 4.30% due 03/08/2029*	225,000	217,402

		453,862

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	792,192
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	183,272
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	183,213
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	228,000	228,024
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	234,792
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	339,783

		1,961,276

Diversified Banking Institutions — 1.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	191,228
Banco Santander SA Senior Notes 4.38% due 04/12/2028	200,000	195,082
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	539,541
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	250,000	245,303
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	635,093
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,293,674
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,581,535
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	296,000	288,714
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	195,930

232

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	$500,000	$492,442
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	239,224
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	247,426
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	2,773,860
Deutsche Bank NY Senior Notes 3.70% due 05/30/2024	450,000	423,179
Deutsche Bank NY Senior Notes 4.25% due 10/14/2021	300,000	299,652
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	658,976
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	197,086
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	198,312
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	716,664
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	190,518
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	3,443,000	3,259,649
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	218,076
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	197,736
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	382,339
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	300,000	310,665
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,333,207
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	86,240
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	195,223
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	244,921

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	$200,000	$200,730
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	243,524
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	96,804
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,001,376
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	170,590
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	290,133
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	237,572
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	292,235
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	201,771
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	200,000	192,184
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,058,812
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,824,862
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	280,000	279,324
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	2,066,000	2,071,768

		30,993,180

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	357,421
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	192,451
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	3,978,000	3,875,830

		4,425,702

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	178,108

233

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	$150,000	$146,952
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	271,499
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	245,217
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	243,680

		1,085,456

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	188,435
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	183,936

		372,371

Diversified Operations — 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	290,894

Electric-Distribution — 0.3%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	342,105
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,660,856

		6,002,961

Electric-Generation — 0.0%
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	196,939

Electric-Integrated — 0.7%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*(3)	8,200,000	7,428,908
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	5,229,558
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	300,000	274,808

		12,933,274

Finance-Investment Banker/Broker — 0.0%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	139,941
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	162,279

Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	$183,000	$179,125

		481,345

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	144,676
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	170,141
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	189,699
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	191,071
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	146,109

		841,696

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	189,922

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	671,000	694,149

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	350,112

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	248,498
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	330,000	308,208
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	379,085

		935,791

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	2,500,000	2,424,742

Internet Application Software — 0.0%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	380,000	362,398

234

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	$125,000	$123,594

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,857,000	1,745,445

Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*	225,000	220,451

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	84,905

Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	157,744

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	4,103,000	4,025,665
Actavis Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	227,048
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	450,000	444,912
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	198,057
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	133,813

		5,029,495

Metal-Diversified — 0.0%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	100,000	109,375

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	59,000	64,900
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/2036	450,000	522,990

		587,890

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	354,413

Oil Companies-Exploration & Production — 0.1%
Alberta Energy Co., Ltd. Senior Notes 8.13% due 09/15/2030	150,000	192,159

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	$180,000	$178,551
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	292,803
Encana Corp. Senior Notes 7.20% due 11/01/2031	100,000	121,081
Encana Corp. Senior Notes 7.38% due 11/01/2031	100,000	123,618
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	300,815

		1,209,027

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.02% due 01/16/2027	300,000	284,495
BP Capital Markets PLC Company Guar. Notes 3.22% due 04/14/2024	400,000	391,750
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	178,878
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	877,869
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	447,000	515,546
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	177,300
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	200,469
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	198,228
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	352,250
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	231,989
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	175,199
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028*	56,000	52,321
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	700,000	721,070
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	117,320
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	433,000	439,495

235

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	$336,000	$351,120
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	200,000	193,573
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	1,049,000	994,428
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,610,000	1,591,721
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	326,000	333,187
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	693,157
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	88,620
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	713,390

		9,873,375

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	538,674

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(2)(3)(7)	731,485	21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 5.34% (3 ML+3.00%) due 04/28/2023†*(3)(7)	72,817	2,184
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 5.34% (3 ML+3.00%) due 04/30/2023†*(3)(7)	140,752	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 5.34% (3 ML+3.00%) due 04/28/2027†*(3)(7)	1,756,853	0

		24,129

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	275,369
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	2,425,000	2,449,361
Enbridge, Inc. Senior Bonds 4.50% due 06/10/2044	150,000	144,903
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	259,233

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	$360,000	$360,812
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	307,233
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	194,430

		3,991,341

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	244,871

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	387,122

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	231,091
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	238,825

		469,916

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	191,190
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	4,698,086

		4,889,276

Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	142,790
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	67,000	65,510
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	254,371

		462,671

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,242,900

236

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	$4,571,000	$4,535,722

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	618,403
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	123,395

		741,798

Total Foreign Corporate Bonds & Notes (cost $134,273,975)		130,505,033

U.S. GOVERNMENT AGENCIES — 22.7%
Federal Home Loan Mtg. Corp. — 5.3%
3.00% due 08/15/2042 STRIPS(5)	1,706,012	1,648,077
3.00% due 03/01/2043	1,357,418	1,318,990
3.00% due 04/01/2043	95,464	92,758
3.00% due 05/01/2043	158,098	153,549
3.00% due 01/15/2044 STRIPS(5)	668,030	648,871
3.00% due 10/01/2046	6,904,609	6,672,432
3.50% due 02/01/2042	181,029	180,778
3.50% due 05/01/2042	52,592	52,519
3.50% due 07/01/2042	253,645	253,292
3.50% due 07/15/2042 STRIPS(5)	2,879,675	2,860,400
3.50% due 03/01/2043	139,999	139,804
3.50% due 09/01/2045	5,714,652	5,683,692
3.50% due 12/01/2045	3,187,468	3,170,199
3.50% due 11/01/2046	3,337,073	3,310,425
3.50% due 12/01/2046	1,982,478	1,966,647
4.00% due 07/01/2025	107,672	110,615
4.00% due 10/01/2040	161,626	165,495
4.00% due 11/01/2040	100,698	103,108
4.00% due 01/01/2041	975,342	998,727
4.00% due 04/01/2044	1,271,711	1,296,289
4.00% due 01/01/2046	1,148,503	1,176,698
4.50% due 07/01/2025	29,588	30,635
4.50% due 07/01/2040	721,507	756,066
4.50% due 03/01/2041	42,573	44,613
4.50% due 05/01/2041	101,389	106,233
4.50% due 05/01/2042	1,944,748	2,037,818
5.00% due 09/01/2019	13,415	13,641
5.00% due 11/01/2035	23,047	24,472
5.00% due 10/01/2036	40,259	42,879
5.00% due 12/01/2036	21,355	22,748
5.00% due 10/01/2037	7,549	8,043
5.00% due 08/01/2039	30,116	32,127
5.00% due 01/01/2040	37,987	40,525
5.00% due 04/01/2040	19,888	21,049
5.50% due 08/01/2019	17,151	17,324
5.50% due 05/01/2036	8,579	9,284
5.50% due 12/01/2036	2,995	3,242
5.50% due 01/01/2038	28,777	31,143
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(2)(4)	690,000	657,588
Series 2015-K44, Class B 3.68% due 01/25/2048*(2)(4)	3,390,000	3,300,516
Series 2016-K722, Class B 3.84% due 07/25/2049*(2)(4)	625,000	617,203

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2014-K40, Class C 4.07% due 11/25/2047*(2)(4)	$639,000	$627,999
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(4)	4,744,673	4,684,920
Series K706, Class A2 2.32% due 10/25/2018(4)	3,818,161	3,809,790
Series KJO2, Class A2 2.60% due 09/25/2020(4)	81,403	80,732
Series KSMC, Class A2 2.62% due 01/25/2023(4)	10,325,000	10,091,972
Series K055, Class A2 2.67% due 03/25/2026(4)	2,400,000	2,289,233
Series K720, Class A2 2.72% due 06/25/2022(4)	930,138	916,649
Series K054, Class A2 2.75% due 01/25/2026(4)	1,419,000	1,362,622
Series K718, Class A2 2.79% due 01/25/2022(4)	1,699,000	1,680,299
Series K044, Class A2 2.81% due 01/25/2025(4)	1,464,000	1,425,951
Series KJ09, Class A2 2.84% due 09/25/2022(4)	751,000	740,564
Series K715, Class A2 2.86% due 01/25/2021(4)	205,000	203,903
Series K066, Class A2 3.12% due 06/25/2027(4)	964,000	938,283
Series K064, Class A2 3.22% due 03/25/2027(4)	1,994,000	1,959,635
Series K065, Class A2 3.24% due 04/25/2027(4)	776,000	762,835
Series K060, Class A2 3.30% due 10/25/2026(4)	1,141,000	1,129,839
Series K065, Class AM 3.33% due 05/25/2027(4)	416,000	408,975
Series K073, Class A2 3.35% due 01/25/2028(4)	1,154,000	1,138,496
Series K007, Class A2 4.22% due 03/25/2020(4)	361,961	368,361
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS Series KF-12, Class A 2.79% (1 ML+0.70%) due 09/25/2022(4)	594,533	596,579
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K714, Class A2 3.03% due 10/25/2020(2)(4)	1,042,000	1,041,028
Series K033, Class A2 3.06% due 07/25/2023(2)(4)	4,682,000	4,654,306
Series W5FX, Class AFX 3.21% due 04/25/2028(2)(4)	719,000	699,672
Series K030, Class A2 3.25% due 04/25/2023(2)(4)	5,200,000	5,216,488
Series K070, Class A2 3.30% due 11/25/2027(2)(4)	681,000	670,660
Series K029, Class A2 3.32% due 02/25/2023(2)(4)	3,000,000	3,019,223
Series K047, Class A2 3.33% due 05/25/2025(2)(4)	2,283,000	2,290,077

237

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K077, Class AM 3.85% due 05/25/2028 (2)(4)	$2,745,000	$2,786,988
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(5)(18)	781,847	689,243
Series 3582, Class MO zero coupon due 10/15/2039(5)(18)	693,981	624,096
Series 4371, Class GZ 2.00% due 05/15/2042(5)	1,291,545	996,485
Series 4374, Class NC 3.75% due 02/15/2046(5)	563,083	567,939
Series 2691, Class ZU 5.50% due 09/15/2033(5)	2,715,611	2,921,182
Federal Home Loan Mtg. Corp. REMIC FRS Series 4077, Class MF 2.57% (1 ML+0.50%) due 07/15/2042(5)	415,941	417,916

		101,633,454

Federal National Mtg. Assoc. — 12.7%
zero coupon due 10/09/2019	470,000	455,264
2.32% due 03/01/2023	3,553,081	3,436,993
2.35% due 01/01/2023	2,971,855	2,879,519
2.38% due 03/01/2023	7,400,035	7,175,694
2.41% due 05/01/2023	105,067	101,769
2.55% due 05/01/2023	108,403	105,641
2.70% due 04/01/2025	9,954,469	9,594,145
2.77% due 03/01/2022	482,598	475,743
2.82% due 07/01/2022	3,027,788	2,980,069
2.83% due 05/01/2027	2,500,000	2,374,722
2.83% due 06/01/2027	2,000,000	1,893,585
2.84% due 04/01/2025	3,963,961	3,854,070
2.89% due 05/01/2027	3,857,439	3,676,994
2.90% due 06/25/2027(4)	1,526,108	1,448,094
2.92% due 02/01/2030	1,660,195	1,562,957
2.92% due 05/01/2030	2,000,000	1,854,599
2.93% due 01/01/2025	2,960,807	2,900,047
2.94% due 05/01/2030	1,680,000	1,572,260
2.96% due 06/01/2027	1,934,318	1,868,002
2.97% due 06/01/2030	1,997,134	1,884,168
3.00% due 12/01/2031	1,451,263	1,438,775
3.00% due 05/01/2043	585,408	568,225
3.00% due 06/01/2043	1,832,174	1,781,041
3.00% due 09/01/2046	1,417,568	1,370,881
3.00% due 11/01/2046	4,804,767	4,646,348
3.00% due 12/01/2046	768,603	741,903
3.03% due 04/01/2030	2,000,000	1,886,191
3.04% due 12/01/2024	2,607,581	2,570,629
3.05% due 09/01/2024	5,548,978	5,478,957
3.07% due 09/01/2024	4,214,427	4,165,527
3.10% due 09/01/2025	3,300,000	3,253,968
3.12% due 06/01/2035	2,000,000	1,844,525
3.13% due 04/01/2030	5,000,000	4,780,970
3.13% due 06/01/2030	1,000,000	947,197
3.16% due 02/01/2032	2,825,474	2,656,549
3.20% due 06/01/2030	1,000,000	962,532
3.23% due 11/01/2020	4,546,326	4,562,594
3.30% due 10/01/2021	11,640,161	11,679,998
3.30% due 07/01/2030	1,005,000	972,890

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.48% due 11/01/2020	$3,862,299	$3,896,816
3.49% due 12/01/2020	3,861,631	3,895,790
3.50% due 01/01/2041	1,191,397	1,190,213
3.50% due 11/01/2041	22,710	22,687
3.50% due 01/01/2042	306,045	305,741
3.50% due 04/01/2043	132,720	132,301
3.50% due 07/01/2043	1,346,717	1,342,463
3.50% due 08/01/2043	645,851	644,044
3.50% due 03/01/2045	1,245,721	1,237,925
3.50% due 11/01/2045	760,857	756,095
3.50% due 07/01/2046	1,955,975	1,943,734
3.50% due 12/01/2046	1,753,856	1,742,743
3.50% due 01/01/2047	4,219,413	4,192,132
3.76% due 12/01/2035	1,927,891	1,950,019
3.77% due 12/01/2025	1,500,000	1,530,879
3.95% due 01/01/2027	140,537	144,737
3.99% due 07/01/2021	1,182,906	1,207,936
4.00% due 04/01/2020	42,754	43,788
4.00% due 01/01/2035	5,055,747	5,212,084
4.00% due 09/01/2040	3,062,760	3,133,980
4.00% due 11/01/2040	2,027,811	2,074,883
4.00% due 02/01/2041	234,464	240,055
4.00% due 06/01/2041	1,604,198	1,641,310
4.00% due 10/01/2041	1,397,302	1,429,765
4.00% due 11/01/2041	632,390	647,090
4.00% due 01/01/2042	4,672,728	4,781,457
4.00% due 04/01/2042	841,477	861,583
4.00% due 10/01/2042	870,976	891,787
4.00% due 12/01/2042	546,906	559,850
4.00% due 01/01/2043	2,881,915	2,950,356
4.00% due 05/01/2043	1,303,661	1,335,215
4.00% due 06/01/2043	979,587	1,002,348
4.00% due 07/01/2043	684,109	698,518
4.00% due 01/01/2044	1,310,765	1,342,737
4.00% due 04/01/2044	455,236	465,826
4.00% due 06/01/2045	2,007,339	2,051,690
4.08% due 01/01/2029	831,245	867,743
4.26% due 12/01/2019	280,796	285,405
4.30% due 06/01/2021	925,656	952,382
4.50% due 08/01/2018	57	57
4.50% due 05/01/2025	16,971	17,513
4.50% due 03/01/2034	91,833	95,753
4.50% due 05/01/2040	35,620	37,329
4.50% due 10/01/2040	40,246	42,169
4.50% due 02/01/2041	1,067,522	1,118,659
4.50% due 04/01/2041	1,834,309	1,922,022
4.50% due 07/01/2042	944,189	989,488
4.50% due 11/01/2042	2,159,818	2,262,577
4.50% due 01/01/2043	1,563,642	1,638,724
4.50% due 04/01/2044	115,378	120,911
4.50% due 06/01/2044	4,387,120	4,592,992
5.00% due 03/01/2034	18,226	19,506
5.00% due 04/01/2034	27,832	29,719
5.00% due 05/01/2035	16,260	17,358
5.00% due 07/01/2035	46,776	49,885
5.00% due 08/01/2035	37,601	40,161
5.00% due 09/01/2035	12,414	13,255
5.00% due 10/01/2035	51,512	55,021
5.00% due 10/01/2039	24,694	26,412
5.00% due 11/01/2039	59,311	63,420
5.00% due 12/01/2039	60,900	65,107
5.00% due 02/01/2040	50,663	54,183
5.00% due 06/01/2040	38,114	40,767

238

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 03/01/2042	$7,049,713	$7,540,447
5.50% due 11/01/2034	4,106	4,447
5.50% due 01/01/2036	158,593	171,272
5.50% due 11/01/2036	44,823	48,418
5.50% due 06/01/2037	145,131	156,518
5.50% due 08/01/2037	142,548	154,042
5.50% due 01/01/2038	26,695	28,681
5.50% due 12/01/2038	3,390,387	3,670,432
5.59% due 03/01/2038	1,929,176	2,067,219
6.00% due 02/01/2033	43,331	46,990
6.00% due 10/01/2035	13,300	14,522
6.00% due 01/01/2036	20,920	22,884
6.00% due 02/01/2037	15,473	16,931
6.00% due 03/01/2037	8,831	9,663
6.00% due 04/01/2037	13,075	14,280
6.00% due 06/01/2037	147,863	161,063
6.00% due 06/01/2038	61,168	66,934
6.00% due 10/01/2038	8,532	9,305
Federal National Mtg. Assoc. FRS 2.40% (1 ML+0.49%) due 11/01/2023	591,252	588,781
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(5)(18)	1,261,371	1,047,842
Series 2012-96, Class CB 1.50% due 04/25/2039(5)	898,574	867,482
Series 2015-M7, Class A2 2.59% due 12/25/2024(4)	3,280,000	3,138,675
Series 2015-M3, Class A2 2.72% due 10/25/2024(4)	15,000,000	14,473,337
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	701,729	690,159
Series 2011-104, Class NY 4.00% due 03/25/2039(5)	1,554,471	1,576,455
Series 2010-45, Class A1 5.00% due 02/25/2021(5)(8)	428,345	9,648
Series 2010-47, Class MB 5.00% due 09/25/2039(5)	2,149,711	2,272,046
Series 2005-93, Class PZ 5.50% due 10/25/2035(5)	1,419,634	1,574,742
Series 2002-56, Class ZQ 6.00% due 09/25/2032(5)	548,880	604,040
Series 2005-109, Class GE 6.00% due 12/25/2035(5)	1,397,000	1,570,714
Series 2009-39, Class Z 6.00% due 06/25/2039(5)	3,012,217	3,320,442
Federal National Mtg. Assoc. REMIC FRS Series 2015-M17, Class FA 3.01% (1 ML+0.93%) due 11/25/2022(4)	836,219	844,344
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.49% due 12/25/2026(2)(4)	1,850,000	1,724,247
Series 2017-M4, Class A2 2.60% due 12/25/2026(2)(4)	2,403,000	2,244,379
Series 2015-N8, Class A2 2.90% due 01/25/2025(2)(4)	2,000,000	1,946,828
Series 2018-M4, Class A2 3.04% due 03/25/2028(2)(4)	845,000	811,122

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2015-M2, Class A3 3.05% due 12/25/2024(2)(4)	$919,684	$912,605
Series 2017-M8, Class A2 3.06% due 05/25/2027(2)(4)	1,200,000	1,156,249
Series 2017-M12, Class A2 3.08% due 06/25/2027(2)(4)	1,248,000	1,206,987
Series 2015-M10, Class A2 3.09% due 04/25/2027(2)(4)	1,556,000	1,505,955
Series 2018-M3, Class A2 3.09% due 02/25/2030(2)(4)	606,000	573,922
Series 2017-M5, Class A2 3.18% due 04/25/2029(2)(4)	1,062,000	1,018,404
Series 2018-M10, Class A2 3.50% due 07/25/2028(2)(4)	1,514,000	1,493,257

		242,699,840

Government National Mtg. Assoc. — 4.0%
3.50% due 10/20/2033	1,187,979	1,200,670
3.50% due 11/15/2040	92,725	93,226
3.50% due 12/15/2041	139,905	140,659
3.50% due 02/15/2042	239,198	240,490
3.50% due 04/15/2042	30,340	30,504
4.00% due 12/20/2042	1,252,411	1,291,697
4.00% due 09/20/2044	593,912	608,561
4.25% due 01/20/2045	1,902,956	1,983,023
4.25% due 02/20/2045	1,871,579	1,950,534
4.25% due 04/20/2045	1,487,913	1,544,905
4.25% due 06/20/2045	910,447	945,221
4.50% due 04/15/2039	78,976	83,429
4.50% due 05/15/2039	43,683	46,224
4.50% due 09/15/2039	55,332	58,681
4.50% due 01/15/2040	225,752	238,134
4.50% due 02/15/2040	316,219	334,100
4.50% due 03/15/2040	116,950	122,880
4.50% due 04/15/2040	154,424	163,142
4.50% due 06/15/2040	195,122	206,219
4.50% due 07/15/2040	61,873	65,362
4.50% due 01/20/2041	114,933	121,044
4.50% due 06/20/2041	117,852	124,106
4.50% due 09/20/2041	1,789,254	1,883,946
4.50% due 07/20/2045	1,420,408	1,475,656
4.50% due 05/20/2048	2,243,986	2,363,978
5.50% due 12/15/2036	68,182	73,819
5.50% due 04/15/2038	17,490	18,747
5.50% due 01/20/2042	58,026	62,254
6.00% due 12/15/2032	33,621	36,642
6.00% due 01/15/2039	36,746	39,857
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(5)(18)	277,190	226,320
Series 2005-55, Class Z 4.75% due 07/20/2035(5)	3,966,279	4,189,059
Series 2009-92, Class ZC 5.00% due 10/20/2039(5)	1,906,314	2,069,280
Series 2010-105, Class B 5.00% due 08/20/2040(5)	1,921,091	2,041,486
Series 2009-33, Class DB 5.50% due 05/20/2039(5)	611,129	626,256
Government National Mtg. Assoc. REMIC FRS
Series 2015-H07, Class ES 2.39% (1 ML+0.47%) due 02/20/2065(5)	2,532,034	2,538,884

239

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2015-H15, Class FJ 2.44% (1 ML+0.44%) due 06/20/2065(5)	$828,715	$830,991
Series 2015-H16, Class FG 2.44% (1 ML+0.44%) due 07/20/2065(5)	1,549,661	1,553,788
Series 2015-H16, Class FL 2.44% (1 ML+0.44%) due 07/20/2065(5)	3,097,292	3,106,070
Series 2011-H06, Class FA 2.45% (1 ML+0.45%) due 02/20/2061(5)	1,406,525	1,409,152
Series 2015-H05, Class FC 2.48% (1 ML+0.48%) due 02/20/2065(5)	3,922,301	3,939,043
Series 2015-H06, Class FA 2.48% (1 ML+0.48%) due 02/20/2065(5)	3,274,265	3,285,227
Series 2015-H08, Class FC 2.48% (1 ML+0.48%) due 03/20/2065(5)	7,061,876	7,091,079
Series 2015-H10, Class FC 2.48% (1 ML+0.48%) due 04/20/2065(5)	3,981,087	3,998,491
Series 2015-H12, Class FA 2.48% (1 ML+0.48%) due 05/20/2065(5)	2,341,471	2,351,229
Series 2013-H18, Class EA 2.50% (1 ML+0.50%) due 07/20/2063(5)	2,290,198	2,296,075
Series 2015-H23, Class FB 2.52% (1 ML+0.52%) due 09/20/2065(5)	1,232,630	1,239,994
Series 2015-H26, Class FG 2.52% (1 ML+0.52%) due 10/20/2065(5)	865,435	870,820
Series 2012-H08, Class FB 2.60% (1 ML+0.60%) due 03/20/2062(5)	1,845,258	1,854,348
Series 2014-H09, Class TA 2.60% (1 ML+0.60%) due 04/20/2064(5)	1,045,058	1,051,238
Series 2015-H29, Class FL 2.60% (1 ML+0.60%) due 11/20/2065(5)	3,015,013	3,043,276
Series 2015-H30, Class FE 2.60% (1 ML+0.60%) due 11/20/2065(5)	3,321,252	3,353,714
Series 2015-H32, Class FH 2.66% (1 ML+0.66%) due 12/20/2065(5)	992,397	1,004,390
Series 2016-H26, Class FC 3.00% (1 ML+1.00%) due 12/20/2066(5)	628,444	644,169
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.42% due 06/16/2047(2)(4)	862,767	861,931
Series 2015-137, Class WA 5.49% due 01/20/2038(2)(5)	56,458	61,064
Series 2015-137, Class W 5.57% due 10/20/2040(2)(5)	2,729,222	2,940,973

		76,026,057

Security Description	Principal Amount	Value (Note 2)
Resolution Funding Corp — 0.2%
zero coupon due 10/15/2019	$880,000	$852,159
zero coupon due 07/15/2020	1,350,000	1,278,694
zero coupon due 01/15/2030	1,000,000	675,662

		2,806,515

Small Business Administration — 0.5%
Series 2013-20D, Class 1 2.08% due 04/01/2033	1,170,141	1,106,403
Series 2012-20H, Class 1 2.37% due 08/01/2032	731,741	704,490
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,644,834	1,597,761
Series 2013-20G, Class 1 3.15% due 07/01/2033	2,171,942	2,174,066
Series 2013-20H, Class 1 3.16% due 08/01/2033	2,220,452	2,225,812
Series 2013-20I, Class 1 3.62% due 09/01/2033	1,120,765	1,137,006

		8,945,538

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	405,000	449,531
4.63% due 09/15/2060	240,000	283,726

		733,257

Total U.S. Government Agencies (cost $450,058,191)		432,844,661

U.S. GOVERNMENT TREASURIES — 26.0%
United States Treasury Bonds — 13.1%
zero coupon due 08/15/2019 STRIPS	3,300,000	3,217,243
zero coupon due 02/15/2020 STRIPS	1,770,000	1,701,393
zero coupon due 05/15/2020 STRIPS	3,790,000	3,616,681
zero coupon due 08/15/2020 STRIPS	5,590,000	5,290,997
zero coupon due 02/15/2021 STRIPS	7,740,000	7,218,513
zero coupon due 05/15/2021 STRIPS	11,790,000	10,915,257
zero coupon due 08/15/2021 STRIPS	2,430,000	2,232,249
zero coupon due 11/15/2021 STRIPS	60,000	54,702
zero coupon due 02/15/2022 STRIPS	2,070,000	1,871,789
zero coupon due 05/15/2022 STRIPS	3,980,000	3,572,232
zero coupon due 08/15/2022 STRIPS	4,500,000	4,007,869
zero coupon due 11/15/2022 STRIPS	7,260,000	6,417,007
zero coupon due 02/15/2023 STRIPS	7,735,000	6,784,817
zero coupon due 05/15/2023 STRIPS	8,880,000	7,727,965
zero coupon due 08/15/2023 STRIPS	3,185,000	2,751,948
zero coupon due 05/15/2024 STRIPS	90,000	75,969
zero coupon due 11/15/2024 STRIPS	710,000	590,246
zero coupon due 02/15/2025 STRIPS	800,000	659,203
zero coupon due 08/15/2026 STRIPS	90,000	70,719
zero coupon due 11/15/2026 STRIPS	3,240,000	2,526,247
zero coupon due 02/15/2027 STRIPS	5,490,000	4,244,313
zero coupon due 05/15/2027 STRIPS	2,430,000	1,862,777
zero coupon due 08/15/2027 STRIPS	1,170,000	889,560
zero coupon due 11/15/2027 STRIPS	1,620,000	1,222,210
zero coupon due 02/15/2028 STRIPS	1,800,000	1,345,547
zero coupon due 05/15/2028 STRIPS	2,970,000	2,202,619
zero coupon due 08/15/2028 STRIPS	1,440,000	1,059,377
zero coupon due 11/15/2028 STRIPS	1,260,000	920,050
zero coupon due 02/15/2029 STRIPS	1,800,000	1,303,921
zero coupon due 05/15/2029 STRIPS	1,260,000	904,741
zero coupon due 08/15/2029 STRIPS	2,070,000	1,474,528
zero coupon due 11/15/2029 STRIPS	4,210,000	2,971,105
zero coupon due 02/15/2030 STRIPS	3,330,000	2,333,609
zero coupon due 05/15/2030 STRIPS	2,700,000	1,877,021

240

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
zero coupon due 08/15/2030 STRIPS	$2,660,000	$1,834,402
zero coupon due 11/15/2030 STRIPS	810,000	553,319
zero coupon due 02/15/2031 STRIPS	1,260,000	855,059
zero coupon due 05/15/2031 STRIPS	2,520,000	1,695,163
zero coupon due 08/15/2031 STRIPS	2,000,000	1,335,181
zero coupon due 11/15/2031 STRIPS	2,440,000	1,614,371
zero coupon due 02/15/2032 STRIPS	2,490,000	1,635,211
zero coupon due 05/15/2032 STRIPS	5,010,000	3,265,769
zero coupon due 08/15/2032 STRIPS	2,800,000	1,809,451
zero coupon due 11/15/2032 STRIPS	2,770,000	1,775,277
zero coupon due 02/15/2033 STRIPS	490,000	311,626
zero coupon due 05/15/2033 STRIPS	2,200,000	1,387,205
zero coupon due 08/15/2033 STRIPS	630,000	394,308
zero coupon due 11/15/2033 STRIPS	5,725,000	3,555,190
zero coupon due 02/15/2034 STRIPS	1,765,000	1,086,805
zero coupon due 05/15/2034 STRIPS	8,800,000	5,376,476
zero coupon due 08/15/2034 STRIPS	540,000	327,375
zero coupon due 11/15/2034 STRIPS	630,000	378,734
zero coupon due 02/15/2035 STRIPS	540,000	322,315
zero coupon due 05/15/2035 STRIPS	990,000	586,040
1.75% due 01/15/2028 TIPS(9)	1,404,889	1,515,948
2.50% due 01/15/2029 TIPS(9)	4,464,025	5,180,348
2.50% due 02/15/2045	2,100,000	1,878,352
2.75% due 08/15/2042	1,300,000	1,228,043
2.75% due 11/15/2042	150,000	141,586
2.88% due 05/15/2043	14,027,800	13,530,251
2.88% due 11/15/2046	4,899,000	4,703,997
3.00% due 02/15/2048	7,791,200	7,664,897
3.13% due 11/15/2041	1,275,000	1,286,654
3.13% due 02/15/2043	1,950,000	1,965,310
3.13% due 05/15/2048	138,000	139,121
3.50% due 02/15/2039	30,690,000	32,870,668
3.63% due 08/15/2043	3,900,000	4,268,519
3.75% due 11/15/2043	23,669,000	26,436,239
3.88% due 08/15/2040	2,200,000	2,487,461
4.25% due 05/15/2039	270,000	320,235
4.25% due 11/15/2040	543,000	647,103
4.38% due 02/15/2038	1,764,000	2,114,664
4.38% due 11/15/2039	2,200,000	2,655,555
4.38% due 05/15/2040	1,700,000	2,056,336
4.38% due 05/15/2041	1,400,000	1,700,016
4.50% due 02/15/2036	2,191,000	2,638,186
4.50% due 05/15/2038	450,000	548,561
4.50% due 08/15/2039	2,250,000	2,756,074
5.00% due 05/15/2037	2,000,000	2,570,078
5.25% due 11/15/2028	90,000	108,063

		249,425,966

United States Treasury Notes — 12.9%
zero coupon due 05/15/2019 STRIPS	735,000	721,469
zero coupon due 11/15/2019 STRIPS	5,040,000	4,880,036
zero coupon due 02/15/2020 STRIPS	3,790,000	3,643,342
zero coupon due 11/15/2041 STRIPS	2,400,000	1,181,819
0.13% due 04/15/2019 TIPS(9)	772,956	765,810
0.13% due 01/15/2022 TIPS(9)	4,312,348	4,205,521
0.75% due 08/15/2019	1,300,000	1,276,996
1.13% due 02/28/2021	2,000,000	1,919,688
1.38% due 09/30/2019	21,975,000	21,687,436
1.38% due 01/15/2020 TIPS(9)	2,117,170	2,130,170
1.38% due 01/31/2021	630,000	609,353
1.38% due 08/31/2023	3,500,000	3,255,410
1.50% due 02/28/2023	2,000,000	1,885,391

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
1.63% due 06/30/2019	$34,633,000	$34,377,311
1.63% due 12/31/2019	7,000,000	6,908,398
1.63% due 11/30/2020	35,375,000	34,498,916
1.63% due 02/15/2026	11,400	10,389
1.63% due 05/15/2026	212,000	192,630
1.75% due 11/30/2021	30,578,000	29,567,493
1.75% due 09/30/2022	17,294,000	16,567,112
1.75% due 01/31/2023	4,000,000	3,817,813
1.75% due 05/15/2023	500,000	475,625
2.00% due 02/28/2021	540,000	529,980
2.00% due 10/31/2021	9,500,000	9,267,695
2.00% due 07/31/2022	3,450,000	3,343,805
2.00% due 11/15/2026	350,000	325,541
2.13% due 06/30/2022	1,000,000	974,648
2.13% due 02/29/2024	263,000	252,778
2.25% due 10/31/2024	1,000,000	962,461
2.25% due 11/15/2024	58,000	55,796
2.25% due 02/15/2027	439,000	415,730
2.50% due 08/15/2023	2,000,000	1,967,188
2.63% due 08/15/2020	12,000,000	11,987,344
2.63% due 11/15/2020	270,000	269,388
2.63% due 05/15/2021	2,125,900	2,117,928
2.75% due 02/15/2019(17)	34,189,000	34,278,479
2.75% due 05/31/2023	1,780,000	1,772,699
2.75% due 11/15/2023	600,000	596,648
2.88% due 04/30/2025	225,000	224,332
2.88% due 05/31/2025	1,880,000	1,874,198
2.88% due 05/15/2028	915,900	908,888

		246,703,654

Total U.S. Government Treasuries (cost $511,441,117)		496,129,620

MUNICIPAL BONDS & NOTES — 0.7%
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	4,401,416
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	243,436
Oklahoma Development Finance Authority Revenue Bonds 5.45% due 08/15/2028	1,578,000	1,651,519
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,457,550
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,042,499
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	508,140
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,060,287

Total Municipal Bonds & Notes (cost $13,346,268)		13,364,847

241

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	$360,000	$441,440

Regional Authority — 0.1%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	540,000	639,470

Sovereign — 0.4%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	311,044
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,105,023
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	200,600
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	321,065
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	126,000
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	197,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	64,071
Republic of South Africa Senior Notes 4.85% due 09/27/2027	2,505,000	2,413,382
United Mexican States Senior Notes 3.75% due 01/11/2028	1,347,000	1,276,956
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	198,600
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	367,400
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,013,580

		7,594,721

Total Foreign Government Obligations (cost $9,116,741)		8,675,631

LOANS (3)(7)(13)(14)(15) — 0.1%
Finance-Other Services — 0.1%
ACRE TL 2017 LLC FRS BTL-A 6.66% (1 ML + 4.60%) due 12/22/2021 (cost $1,475,461)	1,475,000	1,475,000

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.3%
BPCE SA 12.50% due 09/30/2019*(12)	$2,056,000	$2,242,315
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(12)	3,380,000	3,084,250

		5,326,565

Diversified Banking Institutions — 0.6%
Bank of America Corp. Series FF 5.88% due 03/15/2028(12)	2,659,000	2,632,410
Bank of America Corp. Series AA 6.10% due 03/17/2025(12)	3,392,000	3,535,312
Bank of America Corp. Series Z 6.50% due 10/23/2024(12)	2,200,000	2,359,500
Royal Bank of Scotland Group PLC 7.50% due 08/10/2020(12)	1,852,000	1,912,190
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(12)	531,000	563,986

		11,003,398

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(12)	316,000	295,460

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023 (12)	180,000	179,775

Pipelines — 0.0%
Enbridge, Inc. Sub. Notes 6.25% due 03/01/2078	200,000	195,300

Total Preferred Securities/Capital Securities (cost $17,153,415)		17,000,498

OPTIONS - PURCHASED — 0.0%
Exchange-Traded Put Options - Purchased(16) (cost $254,851)	807	18,914

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(2)(3)(7) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,912,733,962)		1,860,227,129

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 0.7%
State Street Institutional Liquid Reserves Fund, Trust Class 2.03%(10)	13,801,343	13,802,723

242

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. Government Agencies — 1.5%
Federal Home Loan Bank Disc. Notes 1.74% due 08/01/2018	$28,336,000	$28,336,000

Total Short-Term Investment Securities (cost $42,138,723)		42,138,723

TOTAL INVESTMENTS (cost $1,954,872,685)(11)	99.8%	1,902,365,852
Other assets less liabilities	0.2	4,360,577

NET ASSETS	100.0%	$1,906,726,429

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $329,698,736 representing 17.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $68,917,336 representing 3.6% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of July 31, 2018.
(7)	Securities classified as Level 3 (see Note 2).
(8)	Interest Only
(9)	Principal amount of security is adjusted for inflation.
(10)	The rate shown is the 7-day yield as of July 31, 2018.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	Perpetual maturity – maturity date reflects the next call date.
(13)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(16)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	September 2018	$117	807	$80,700	$254,851	$18,914	$(235,937)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	Principal Only

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

243

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
70	Long	U.S. Treasury Ultra Bonds	September 2018	$11,081,613	$10,983,437	$(98,176)
317	Long	U.S. Treasury 2 Year Notes	September 2018	67,266,330	67,005,875	(260,455)
256	Short	U.S. Treasury Ultra 10 Year Notes	September 2018	32,720,425	32,540,000	180,425

						$(178,206)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$298,117,365	$2,057,019	$300,174,384
U.S. Corporate Bonds & Notes	—	460,038,541	—	460,038,541
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	24,129	24,129
Other Industries	—	130,480,904	—	130,480,904
U.S. Government Agencies	—	432,844,661	—	432,844,661
U.S. Government Treasuries	—	496,129,620	—	496,129,620
Municipal Bonds & Notes	—	13,364,847	—	13,364,847
Foreign Government Obligations	—	8,675,631	—	8,675,631
Loans	—	—	1,475,000	1,475,000
Preferred Securities/Capital Securities	—	17,000,498	—	17,000,498
Options-Purchased	18,914	—	—	18,914
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	13,802,723	—	—	13,802,723
U.S. Government Agencies	—	28,336,000	—	28,336,000

Total Investments at Value	$13,821,637	$1,884,988,067	$3,556,148	$1,902,365,852

Other Financial Instruments:+
Futures Contracts	$180,425	$—	$—	$180,425

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$358,631	$—	$—	$358,631

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

244

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Repurchase Agreements	6.2%
Commercial Services-Finance	6.0
Medical-Biomedical/Gene	4.9
Retail-Apparel/Shoe	3.7
Applications Software	3.6
Enterprise Software/Service	3.5
Non-Hazardous Waste Disposal	2.8
Internet Security	2.5
Medical-HMO	2.4
Auto/Truck Parts & Equipment-Original	2.3
Consulting Services	2.3
Semiconductor Equipment	2.3
Building Products-Cement	2.1
Distribution/Wholesale	2.1
Transport-Truck	2.1
Retail-Auto Parts	2.0
Entertainment Software	1.9
Building Products-Air & Heating	1.7
Banks-Commercial	1.7
Electronic Connectors	1.6
Web Hosting/Design	1.6
Retail-Automobile	1.6
Oil Companies-Exploration & Production	1.6
Medical-Drugs	1.6
Data Processing/Management	1.5
Medical Labs & Testing Services	1.5
Electronic Measurement Instruments	1.5
Hotels/Motels	1.3
Real Estate Management/Services	1.3
Finance-Other Services	1.3
Office Supplies & Forms	1.3
Tools-Hand Held	1.2
Electronic Components-Misc.	1.2
Computer Aided Design	1.2
Computer Software	1.2
Networking Products	1.2
Industrial Automated/Robotic	1.1
Aerospace/Defense-Equipment	1.1
Finance-Investment Banker/Broker	1.1
Gambling (Non-Hotel)	1.1
Drug Delivery Systems	1.1
Electronic Components-Semiconductors	1.0
Respiratory Products	1.0
E-Commerce/Services	1.0
Machinery-Construction & Mining	0.9
Retail-Gardening Products	0.9
Banks-Super Regional	0.9
Schools	0.9
Resorts/Theme Parks	0.9
Medical Instruments	0.9
Insurance-Property/Casualty	0.8
Internet Content-Information/News	0.8
Semiconductor Components-Integrated Circuits	0.8
Internet Content-Entertainment	0.8
Medical-Hospitals	0.8
Retail-Perfume & Cosmetics	0.7
Building & Construction Products-Misc.	0.7
E-Commerce/Products	0.6
Investment Management/Advisor Services	0.6
Building-Mobile Home/Manufactured Housing	0.6
Diversified Manufacturing Operations	0.6

Transport-Marine	0.5%
Medical-Wholesale Drug Distribution	0.5
Retail-Building Products	0.3
Auto-Cars/Light Trucks	0.2

103.0%

*	Calculated as a percentage of net assets

245

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.8%
Aerospace/Defense-Equipment — 1.1%
HEICO Corp., Class A	65,820	$4,261,845

Applications Software — 3.6%
Red Hat, Inc.†	42,700	6,030,521
ServiceNow, Inc.†	46,000	8,094,160

		14,124,681

Auto-Cars/Light Trucks — 0.2%
Tesla, Inc.†	2,300	685,722

Auto/Truck Parts & Equipment-Original — 2.3%
Aptiv PLC	55,700	5,462,499
WABCO Holdings, Inc.†	29,200	3,669,856

		9,132,355

Banks-Commercial — 1.7%
East West Bancorp, Inc.	69,300	4,486,482
First Republic Bank	20,300	2,006,858

		6,493,340

Banks-Super Regional — 0.9%
Comerica, Inc.	37,500	3,635,250

Building & Construction Products-Misc. — 0.7%
Fortune Brands Home & Security, Inc.	44,100	2,557,800

Building Products-Air & Heating — 1.7%
Lennox International, Inc.	30,683	6,660,666

Building Products-Cement — 2.1%
Eagle Materials, Inc.	35,300	3,507,055
Vulcan Materials Co.	42,700	4,782,400

		8,289,455

Building-Mobile Home/Manufactured Housing — 0.6%
Thor Industries, Inc.	23,300	2,210,005

Commercial Services-Finance — 6.0%
Global Payments, Inc.	70,500	7,936,185
S&P Global, Inc.	39,000	7,817,160
Square, Inc., Class A†	63,500	4,105,275
Worldpay, Inc., Class A†	43,500	3,575,265

		23,433,885

Computer Aided Design — 1.2%
Autodesk, Inc.†	35,500	4,559,620

Computer Software — 1.2%
Splunk, Inc.†	46,900	4,507,090

Consulting Services — 2.3%
Booz Allen Hamilton Holding Corp.	10,312	487,448
Gartner, Inc.†	36,000	4,875,480
Verisk Analytics, Inc.†	31,600	3,495,592

		8,858,520

Data Processing/Management — 1.5%
DocuSign, Inc.†	13,600	733,040
Fiserv, Inc.†	70,200	5,298,696

		6,031,736

Distribution/Wholesale — 2.1%
LKQ Corp.†	113,900	3,817,928
WW Grainger, Inc.	12,900	4,470,624

		8,288,552

Diversified Manufacturing Operations — 0.6%
Parker-Hannifin Corp.	13,000	2,197,650

Security Description	Shares	Value (Note 2)
Drug Delivery Systems — 1.1%
DexCom, Inc.†	43,300	$4,119,129

E-Commerce/Products — 0.6%
Wayfair, Inc., Class A†	23,000	2,502,860

E-Commerce/Services — 1.0%
GrubHub, Inc.†	32,800	3,997,992

Electronic Components-Misc. — 1.2%
Corning, Inc.	140,400	4,658,472

Electronic Components-Semiconductors — 1.0%
IPG Photonics Corp.†	7,100	1,164,684
Microchip Technology, Inc.	30,900	2,886,987

		4,051,671

Electronic Connectors — 1.6%
Amphenol Corp., Class A	68,600	6,414,786

Electronic Measurement Instruments — 1.5%
Fortive Corp.	71,100	5,835,888

Enterprise Software/Service — 3.5%
Guidewire Software, Inc.†	32,200	2,775,640
Paycom Software, Inc.†	31,100	3,304,375
Tyler Technologies, Inc.†	16,700	3,757,333
Veeva Systems, Inc., Class A†	49,000	3,705,870

		13,543,218

Entertainment Software — 1.9%
Electronic Arts, Inc.†	32,900	4,235,875
Take-Two Interactive Software, Inc.†	27,392	3,095,844

		7,331,719

Finance-Investment Banker/Broker — 1.1%
TD Ameritrade Holding Corp.	73,200	4,183,380

Finance-Other Services — 1.3%
Nasdaq, Inc.	55,300	5,054,420

Gambling (Non-Hotel) — 1.1%
Red Rock Resorts, Inc., Class A	117,200	4,141,848

Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.	65,766	5,173,154

Industrial Automated/Robotic — 1.1%
Nordson Corp.	31,900	4,278,109

Insurance-Property/Casualty — 0.8%
Progressive Corp.	54,100	3,246,541

Internet Content-Entertainment — 0.8%
Twitter, Inc.†	94,100	2,998,967

Internet Content-Information/News — 0.8%
Spotify Technology SA†	17,400	3,181,242

Internet Security — 2.5%
Palo Alto Networks, Inc.†	31,300	6,205,538
Proofpoint, Inc.†	31,400	3,581,170

		9,786,708

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	16,900	2,461,823

Machinery-Construction & Mining — 0.9%
Oshkosh Corp.	49,300	3,709,825

Medical Instruments — 0.9%
Edwards Lifesciences Corp.†	23,800	3,390,310

Medical Labs & Testing Services — 1.5%
Catalent, Inc.†	66,600	2,777,220

246

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services (continued)
Teladoc, Inc.†	51,600	$3,088,260

		5,865,480

Medical-Biomedical/Gene — 4.9%
BioMarin Pharmaceutical, Inc.†	22,700	2,282,712
Exact Sciences Corp.†	40,100	2,343,845
Exelixis, Inc.†	113,300	2,345,310
Illumina, Inc.†	11,520	3,736,627
Intercept Pharmaceuticals, Inc.†	18,000	1,640,520
Sage Therapeutics, Inc.†	14,600	2,107,072
Spark Therapeutics, Inc.†	24,100	1,848,952
Vertex Pharmaceuticals, Inc.†	16,343	2,860,842

		19,165,880

Medical-Drugs — 1.6%
Jazz Pharmaceuticals PLC†	35,746	6,186,918

Medical-HMO — 2.4%
Centene Corp.†	42,900	5,591,157
WellCare Health Plans, Inc.†	14,200	3,797,364

		9,388,521

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	75,600	2,984,688

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	23,600	1,931,188

Networking Products — 1.2%
Arista Networks, Inc.†	17,600	4,500,848

Non-Hazardous Waste Disposal — 2.8%
Waste Connections, Inc.	140,300	10,888,683

Office Supplies & Forms — 1.3%
Avery Dennison Corp.	42,900	4,919,772

Oil Companies-Exploration & Production — 1.6%
Concho Resources, Inc.†	42,800	6,242,380

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	103,200	5,139,360

Resort/Theme Parks — 0.9%
Vail Resorts, Inc.	12,400	3,433,188

Respiratory Products — 1.0%
ResMed, Inc.	37,800	3,998,484

Retail-Apparel/Shoe — 3.7%
lululemon athletica, Inc.†	38,100	4,570,095
Ross Stores, Inc.	107,900	9,433,697
Tapestry, Inc.	12,788	602,570

		14,606,362

Retail-Auto Parts — 2.0%
O’Reilly Automotive, Inc.†	25,500	7,803,000

Retail-Automobile — 1.6%
Copart, Inc.†	108,800	6,244,032

Retail-Building Products — 0.3%
Floor & Decor Holdings, Inc., Class A†	25,600	1,222,400

Retail-Gardening Products — 0.9%
Tractor Supply Co.	47,100	3,675,684

Retail-Perfume & Cosmetics — 0.7%
Ulta Beauty, Inc.†	11,200	2,737,168

Security Description	Shares/ Principal Amount	Value (Note 2)
Schools — 0.9%
Bright Horizons Family Solutions, Inc.†	33,100	$3,541,369

Semiconductor Components-Integrated Circuits — 0.8%
Marvell Technology Group, Ltd.	141,925	3,024,422

Semiconductor Equipment — 2.3%
Lam Research Corp.	31,200	5,947,968
Teradyne, Inc.	67,200	2,906,400

		8,854,368

Tools-Hand Held — 1.2%
Stanley Black & Decker, Inc.	31,500	4,708,305

Transport-Marine — 0.5%
Kirby Corp.†	23,900	1,994,455

Transport-Truck — 2.1%
Old Dominion Freight Line, Inc.	29,300	4,301,240
XPO Logistics, Inc.†	39,900	3,978,828

		8,280,068

Web Hosting/Design — 1.6%
GoDaddy, Inc., Class A†	86,100	6,338,682

Total Long-Term Investment Securities (cost $303,004,074)		377,665,939

REPURCHASE AGREEMENTS — 6.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 7/31/2018, to be repurchased 08/01/2018 in the amount of $24,062,234 collateralized by $27,185,000 of United States Treasury Notes, bearing interest at 1.50% due 08/15/2026 and having an approximate value of $24,543,651. (cost $24,062,000)	$24,062,000	24,062,000

TOTAL INVESTMENTS (cost $327,066,074)(1)	103.0%	401,727,939
Liabilities in excess of other assets	(3.0)	(11,645,475)

NET ASSETS	100.0%	$390,082,464

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

247

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$377,665,939	$—	$—	$377,665,939
Repurchase Agreements	—	24,062,000	—	24,062,000

Total Investments at Value	$377,665,939	$24,062,000	$—	$401,727,939

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Financial Statements

248

SunAmerica Series Trust SA Large Cap Growth Index Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	7.4%
Computers	7.0
E-Commerce/Products	5.6
Web Portals/ISP	5.5
Medical-Drugs	5.0
Electronic Components-Semiconductors	4.6
Internet Content-Entertainment	4.4
Exchange-Traded Funds	3.6
Finance-Credit Card	3.6
Medical-Biomedical/Gene	3.0
Aerospace/Defense	2.9
Medical-HMO	2.8
Real Estate Investment Trusts	2.4
Medical Products	2.3
Commercial Services-Finance	2.2
Retail-Building Products	2.1
Diversified Manufacturing Operations	1.6
Retail-Restaurants	1.4
Medical Instruments	1.4
Beverages-Non-alcoholic	1.4
Transport-Rail	1.1
Diversified Banking Institutions	1.0
Cable/Satellite TV	1.0
Cosmetics & Toiletries	1.0
Tobacco	1.0
Computer Services	0.9
Electronic Forms	0.9
E-Commerce/Services	0.8
Entertainment Software	0.8
Semiconductor Equipment	0.7
Finance-Other Services	0.7
Networking Products	0.7
Investment Management/Advisor Services	0.7
Instruments-Controls	0.6
Transport-Services	0.6
Data Processing/Management	0.6
Multimedia	0.6
Finance-Investment Banker/Broker	0.6
Electric-Integrated	0.5
Enterprise Software/Service	0.5
Semiconductor Components-Integrated Circuits	0.5
Diagnostic Equipment	0.5
Athletic Footwear	0.5
Insurance Brokers	0.5
Computer Aided Design	0.4
Electronic Connectors	0.4
Hotels/Motels	0.4
Machinery-Construction & Mining	0.3
Beverages-Wine/Spirits	0.3
Non-Hazardous Waste Disposal	0.3
Electronic Measurement Instruments	0.3
Oil Companies-Exploration & Production	0.3
Industrial Gases	0.3
Electric Products-Misc.	0.3
Coatings/Paint	0.3
Insurance-Property/Casualty	0.3
Commercial Services	0.3
Cruise Lines	0.3
Retail-Discount	0.3
Apparel Manufacturers	0.2
Auto/Truck Parts & Equipment-Original	0.2

Machinery-General Industrial	0.2%
Electronic Components-Misc.	0.2
Building-Residential/Commercial	0.2
Airlines	0.2
Consumer Products-Misc.	0.2
Retail-Major Department Stores	0.2
Retail-Apparel/Shoe	0.2
Machinery-Farming	0.2
Dental Supplies & Equipment	0.2
Chemicals-Diversified	0.2
Consulting Services	0.2
Food-Misc./Diversified	0.2
Medical Labs & Testing Services	0.2
Retail-Auto Parts	0.2
Diagnostic Kits	0.2
Casino Hotels	0.2
Instruments-Scientific	0.2
Computers-Memory Devices	0.2
Wireless Equipment	0.1
Medical Information Systems	0.1
Medical-Hospitals	0.1
Retail-Automobile	0.1
Banks-Commercial	0.1
Industrial Automated/Robotic	0.1
Insurance-Multi-line	0.1
Tools-Hand Held	0.1
Distribution/Wholesale	0.1
Respiratory Products	0.1
Real Estate Management/Services	0.1
Decision Support Software	0.1
Web Hosting/Design	0.1
Computer Software	0.1
Building Products-Cement	0.1
Chemicals-Specialty	0.1
Banks-Fiduciary	0.1
Rental Auto/Equipment	0.1
Aerospace/Defense-Equipment	0.1
Insurance-Life/Health	0.1
Office Supplies & Forms	0.1
Retail-Perfume & Cosmetics	0.1
Containers-Paper/Plastic	0.1
Machinery-Pumps	0.1
Water	0.1
Banks-Super Regional	0.1
Drug Delivery Systems	0.1
Building & Construction Products-Misc.	0.1
Building Products-Wood	0.1
Television	0.1
Textile-Home Furnishings	0.1
Toys	0.1
Food-Confectionery	0.1
Soap & Cleaning Preparation	0.1
Shipbuilding	0.1
U.S. Government Treasuries	0.1

99.9%

*	Calculated as a percentage of net assets
#	See Note 1

249

SunAmerica Series Trust SA Large Cap Growth Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.2%
Aerospace/Defense — 2.9%
Boeing Co.	9,332	$3,324,992
General Dynamics Corp.	2,353	470,035
Lockheed Martin Corp.	2,624	855,686
Northrop Grumman Corp.	2,020	606,990
Raytheon Co.	2,986	591,318
Rockwell Collins, Inc.	2,798	388,894
TransDigm Group, Inc.	830	311,698

		6,549,613

Aerospace/Defense-Equipment — 0.1%
Harris Corp.	1,275	210,311

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,710	75,958

Airlines — 0.2%
American Airlines Group, Inc.	3,834	151,596
Southwest Airlines Co.	6,090	354,195

		505,791

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	2,579	57,409
Michael Kors Holdings, Ltd.†	2,554	170,428
VF Corp.	3,459	318,470

		546,307

Applications Software — 7.4%
Intuit, Inc.	4,154	848,413
Microsoft Corp.	130,929	13,888,948
Red Hat, Inc.†	3,028	427,645
salesforce.com, Inc.†	12,020	1,648,543

		16,813,549

Athletic Footwear — 0.5%
NIKE, Inc., Class B	14,645	1,126,347

Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	4,512	442,492
BorgWarner, Inc.	2,254	103,729

		546,221

Banks-Commercial — 0.1%
SVB Financial Group†	903	278,016

Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,946	212,542

Banks-Super Regional — 0.1%
Comerica, Inc.	1,494	144,828

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	29,368	1,369,430
Monster Beverage Corp.†	7,000	420,140
PepsiCo, Inc.	11,839	1,361,485

		3,151,055

Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	2,991	159,181
Constellation Brands, Inc., Class A	2,863	601,888

		761,069

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	2,486	144,188

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	462	92,132

Security Description	Shares	Value (Note 2)
Building Products-Cement (continued)
Vulcan Materials Co.	1,149	$128,688

		220,820

Building Products-Wood — 0.1%
Masco Corp.	3,492	140,832

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	5,852	255,732
Lennar Corp., Class A	2,751	143,795
PulteGroup, Inc.	4,477	127,550

		527,077

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	3,156	961,255
Comcast Corp., Class A	39,127	1,399,964

		2,361,219

Casino Hotels — 0.2%
MGM Resorts International	3,758	117,889
Wynn Resorts, Ltd.	1,444	240,830

		358,719

Chemicals-Diversified — 0.2%
FMC Corp.	2,293	206,095
PPG Industries, Inc.	2,039	225,636

		431,731

Chemicals-Specialty — 0.1%
Albemarle Corp.	1,114	104,939
International Flavors & Fragrances, Inc.	820	108,863

		213,802

Coatings/Paint — 0.3%
Sherwin-Williams Co.	1,403	618,344

Commercial Services — 0.3%
Cintas Corp.	1,473	301,199
Ecolab, Inc.	2,036	286,465

		587,664

Commercial Services-Finance — 2.2%
Automatic Data Processing, Inc.	7,507	1,013,370
Equifax, Inc.	1,210	151,855
FleetCor Technologies, Inc.†	1,528	331,576
Global Payments, Inc.	2,719	306,078
H&R Block, Inc.	2,281	57,390
Moody’s Corp.	2,845	486,836
PayPal Holdings, Inc.†	19,020	1,562,303
S&P Global, Inc.	4,282	858,284
Total System Services, Inc.	2,827	258,783
Western Union Co.	3,062	61,730

		5,088,205

Computer Aided Design — 0.4%
ANSYS, Inc.†	1,432	241,836
Autodesk, Inc.†	2,278	292,587
Cadence Design Systems, Inc.†	4,803	211,764
Synopsys, Inc.†	2,540	227,152

		973,339

Computer Services — 0.9%
Accenture PLC, Class A	6,904	1,100,014
Cognizant Technology Solutions Corp., Class A	9,984	813,696
DXC Technology Co.	2,523	213,799

		2,127,509

250

SunAmerica Series Trust SA Large Cap Growth Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software — 0.1%
Akamai Technologies, Inc.†	1,163	$87,528
Citrix Systems, Inc.†	1,228	135,043

		222,571

Computers — 7.0%
Apple, Inc.	83,758	15,938,310

Computers-Memory Devices — 0.2%
NetApp, Inc.	4,565	353,879

Consulting Services — 0.2%
Gartner, Inc.†	1,555	210,594
Verisk Analytics, Inc.†	1,694	187,390

		397,984

Consumer Products-Misc. — 0.2%
Clorox Co.	1,258	170,044
Kimberly-Clark Corp.	2,619	298,199

		468,243

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,045	117,981
Sealed Air Corp.	1,044	46,009

		163,990

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	6,987	468,199
Estee Lauder Cos., Inc., Class A	3,817	515,066
Procter & Gamble Co.	15,855	1,282,352

		2,265,617

Cruise Lines — 0.3%
Carnival Corp.	3,113	184,414
Norwegian Cruise Line Holdings, Ltd.†	3,523	176,256
Royal Caribbean Cruises, Ltd.	1,905	214,808

		575,478

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	2,009	226,977
Fidelity National Information Services, Inc.	3,497	360,645
Fiserv, Inc.†	6,977	526,624
Paychex, Inc.	3,541	244,400

		1,358,646

Decision Support Software — 0.1%
MSCI, Inc.	1,517	252,110

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	1,229	438,323

Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	4,936	1,157,640

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,481	362,741

Distribution/Wholesale — 0.1%
Fastenal Co.	2,745	156,273
LKQ Corp.†	3,061	102,605

		258,878

Diversified Banking Institutions — 1.0%
Bank of America Corp.	77,130	2,381,774

Diversified Manufacturing Operations — 1.6%
3M Co.	10,117	2,148,041

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
A.O. Smith Corp.	2,472	$147,158
Dover Corp.	1,476	122,479
Illinois Tool Works, Inc.	5,196	744,743
Ingersoll-Rand PLC	1,774	174,757
Parker-Hannifin Corp.	1,268	214,355

		3,551,533

Drug Delivery Systems — 0.1%
Nektar Therapeutics†	2,746	144,440

E-Commerce/Products — 5.6%
Amazon.com, Inc.†	6,863	12,198,571
eBay, Inc.†	15,753	526,938

		12,725,509

E-Commerce/Services — 0.8%
Booking Holdings, Inc.†	821	1,665,579
Expedia Group, Inc.	1,215	162,616
TripAdvisor, Inc.†	676	39,201

		1,867,396

Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,946	306,999
Emerson Electric Co.	4,403	318,249

		625,248

Electric-Integrated — 0.5%
Dominion Energy, Inc.	4,225	302,974
FirstEnergy Corp.	3,132	110,967
NextEra Energy, Inc.	4,098	686,579
WEC Energy Group, Inc.	2,259	149,930

		1,250,450

Electronic Components-Misc. — 0.2%
Corning, Inc.	14,150	469,497
Garmin, Ltd.	948	59,203

		528,700

Electronic Components-Semiconductors — 4.6%
Advanced Micro Devices, Inc.†	4,774	87,507
Broadcom, Inc.	6,841	1,517,129
Intel Corp.	45,264	2,177,198
IPG Photonics Corp.†	641	105,150
Microchip Technology, Inc.	4,005	374,187
Micron Technology, Inc.†	19,763	1,043,289
NVIDIA Corp.	10,344	2,532,832
Qorvo, Inc.†	2,155	176,193
Skyworks Solutions, Inc.	3,102	293,387
Texas Instruments, Inc.	16,681	1,856,929
Xilinx, Inc.	2,635	189,904

		10,353,705

Electronic Connectors — 0.4%
Amphenol Corp., Class A	5,136	480,268
TE Connectivity, Ltd.	4,297	402,070

		882,338

Electronic Forms — 0.9%
Adobe Systems, Inc.†	8,392	2,053,355

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	5,453	360,116
FLIR Systems, Inc.	1,590	93,174
Fortive Corp.	3,450	283,176

		736,466

251

SunAmerica Series Trust SA Large Cap Growth Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Security Devices — 0.0%
Allegion PLC	1,052	$85,780

Enterprise Software/Service — 0.5%
Oracle Corp.	25,900	1,234,912

Entertainment Software — 0.8%
Activision Blizzard, Inc.	12,972	952,404
Electronic Arts, Inc.†	5,229	673,234
Take-Two Interactive Software, Inc.†	1,267	143,196

		1,768,834

Finance-Credit Card — 3.6%
Alliance Data Systems Corp.	501	112,665
American Express Co.	7,301	726,596
Mastercard, Inc., Class A	15,624	3,093,552
Visa, Inc., Class A	30,438	4,162,092

		8,094,905

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	20,463	1,044,841
E*TRADE Financial Corp.†	4,497	268,965

		1,313,806

Finance-Other Services — 0.7%
CBOE Holdings, Inc.	1,916	186,101
CME Group, Inc.	3,887	618,500
Intercontinental Exchange, Inc.	9,871	729,566
Nasdaq, Inc.	956	87,378

		1,621,545

Food-Confectionery — 0.1%
Hershey Co.	1,286	126,298

Food-Misc./Diversified — 0.2%
General Mills, Inc.	3,536	162,868
Kellogg Co.	1,532	108,818
McCormick & Co., Inc.	1,013	119,068

		390,754

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	1,904	149,768
Marriott International, Inc., Class A	5,058	646,615

		796,383

Human Resources — 0.0%
Robert Half International, Inc.	1,243	94,170

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,753	87,187

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,476	276,839

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	1,345	220,809
Praxair, Inc.	2,546	426,455

		647,264

Instruments-Controls — 0.6%
Honeywell International, Inc.	7,510	1,198,971
Mettler-Toledo International, Inc.†	433	256,557

		1,455,528

Instruments-Scientific — 0.2%
PerkinElmer, Inc.	1,168	92,482
Waters Corp.†	1,335	263,356

		355,838

Security Description	Shares	Value (Note 2)
Insurance Brokers — 0.5%
Aon PLC	2,458	$352,846
Arthur J. Gallagher & Co.	1,584	113,018
Marsh & McLennan Cos., Inc.	4,928	410,798
Willis Towers Watson PLC	944	150,493

		1,027,155

Insurance-Life/Health — 0.1%
Principal Financial Group, Inc.	2,087	121,213
Torchmark Corp.	756	66,581

		187,794

Insurance-Multi-line — 0.1%
Allstate Corp.	2,815	267,763

Insurance-Property/Casualty — 0.3%
Progressive Corp.	9,924	595,539

Internet Content-Entertainment — 4.4%
Facebook, Inc., Class A†	40,875	7,054,208
Netflix, Inc.†	7,407	2,499,492
Twitter, Inc.†	11,159	355,637

		9,909,337

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	604	103,514

Internet Security — 0.0%
Symantec Corp.	4,766	96,369

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.	416	66,564
Ameriprise Financial, Inc.	1,700	247,639
BlackRock, Inc.	1,240	623,422
Raymond James Financial, Inc.	1,062	97,269
T. Rowe Price Group, Inc.	4,127	491,443

		1,526,337

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,298	761,852

Machinery-Farming — 0.2%
Deere & Co.	3,040	440,162

Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	1,758	530,740

Machinery-Pumps — 0.1%
Xylem, Inc.	2,115	161,924

Medical Information Systems — 0.1%
Cerner Corp.†	5,372	333,494

Medical Instruments — 1.4%
Boston Scientific Corp.†	23,513	790,272
Edwards Lifesciences Corp.†	3,592	511,680
Intuitive Surgical, Inc.†	1,931	981,315
Medtronic PLC	9,923	895,352

		3,178,619

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	1,600	195,104
Laboratory Corp. of America Holdings†	1,011	177,269

		372,373

Medical Products — 2.3%
Abbott Laboratories	29,876	1,958,073
ABIOMED, Inc.†	720	255,262
Baxter International, Inc.	4,701	340,587
Becton Dickinson and Co.	4,553	1,139,935

252

SunAmerica Series Trust SA Large Cap Growth Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
Cooper Cos., Inc.	836	$217,778
Hologic, Inc.†	4,652	199,617
Stryker Corp.	5,477	894,120
Varian Medical Systems, Inc.†	826	95,362
Zimmer Biomet Holdings, Inc.	1,940	243,509

		5,344,243

Medical-Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†	1,972	262,197
Amgen, Inc.	6,696	1,316,099
Biogen, Inc.†	2,481	829,572
Celgene Corp.†	12,045	1,085,134
Gilead Sciences, Inc.	14,402	1,120,908
Illumina, Inc.†	2,505	812,522
Incyte Corp.†	2,998	199,487
Regeneron Pharmaceuticals, Inc.†	1,318	485,037
Vertex Pharmaceuticals, Inc.†	4,343	760,242

		6,871,198

Medical-Drugs — 5.0%
AbbVie, Inc.	25,826	2,381,932
Bristol-Myers Squibb Co.	17,548	1,030,945
Eli Lilly & Co.	9,929	981,084
Johnson & Johnson	24,682	3,270,859
Merck & Co., Inc.	16,963	1,117,353
Pfizer, Inc.	45,853	1,830,910
Zoetis, Inc.	8,246	713,114

		11,326,197

Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	790	63,611

Medical-HMO — 2.8%
Aetna, Inc.	2,787	525,043
Anthem, Inc.	2,305	583,165
Centene Corp.†	3,496	455,633
Cigna Corp.	4,145	743,696
UnitedHealth Group, Inc.	16,376	4,146,731

		6,454,268

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	2,572	319,520

Multimedia — 0.6%
Walt Disney Co.	11,908	1,352,272

Networking Products — 0.7%
Cisco Systems, Inc.	36,865	1,559,021

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	1,748	126,695
Waste Management, Inc.	6,779	610,110

		736,805

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,500	172,020

Oil Companies-Exploration & Production — 0.3%
Cabot Oil & Gas Corp.	3,539	83,166
Cimarex Energy Co.	520	51,272
EOG Resources, Inc.	3,453	445,230
Hess Corp.	1,384	90,832

		670,500

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	948	120,813

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
American Tower Corp.	7,527	$1,115,802
Apartment Investment & Management Co., Class A	1,180	50,327
AvalonBay Communities, Inc.	1,037	183,393
Boston Properties, Inc.	1,157	145,238
Crown Castle International Corp.	4,807	532,760
Digital Realty Trust, Inc.	2,106	255,711
Equinix, Inc.	1,354	594,785
Essex Property Trust, Inc.	585	140,663
Extra Space Storage, Inc.	2,149	201,942
Federal Realty Investment Trust	586	73,543
GGP, Inc.	4,204	89,629
Iron Mountain, Inc.	2,159	75,802
Prologis, Inc.	9,087	596,289
Public Storage	1,430	311,497
SBA Communications Corp.†	1,963	310,645
Simon Property Group, Inc.	2,586	455,679
UDR, Inc.	3,010	115,825
Vornado Realty Trust	1,916	137,799

		5,508,142

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	5,153	256,619

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,425	212,040

Respiratory Products — 0.1%
ResMed, Inc.	2,433	257,363

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	4,258	372,277
Tapestry, Inc.	1,912	90,093

		462,370

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	196	138,284
O’Reilly Automotive, Inc.†	754	230,724

		369,008

Retail-Automobile — 0.1%
CarMax, Inc.†	1,518	113,364
Copart, Inc.†	3,443	197,594

		310,958

Retail-Building Products — 2.1%
Home Depot, Inc.	19,658	3,882,848
Lowe’s Cos., Inc.	9,526	946,313

		4,829,161

Retail-Discount — 0.3%
Dollar General Corp.	2,079	204,054
Dollar Tree, Inc.†	4,052	369,866

		573,920

Retail-Gardening Products — 0.0%
Tractor Supply Co.	853	66,568

Retail-Jewelry — 0.0%
Tiffany & Co.	729	100,281

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	4,809	467,723

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	672	164,230

253

SunAmerica Series Trust SA Large Cap Growth Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	163	$70,687
Darden Restaurants, Inc.	1,265	135,279
McDonald’s Corp.	13,380	2,107,885
Starbucks Corp.	15,050	788,469
Yum! Brands, Inc.	2,479	196,560

		3,298,880

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	6,320	607,605
QUALCOMM, Inc.	8,842	566,684

		1,174,289

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	17,178	835,366
KLA-Tencor Corp.	2,656	311,867
Lam Research Corp.	2,795	532,839

		1,680,072

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	515	120,021

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,210	123,539

Television — 0.1%
CBS Corp., Class B	2,619	137,943

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	703	132,417

Tobacco — 1.0%
Altria Group, Inc.	18,062	1,059,878
Philip Morris International, Inc.	13,245	1,143,044

		2,202,922

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,735	259,330

Toys — 0.1%
Hasbro, Inc.	1,046	104,192
Mattel, Inc.	1,583	25,122

		129,314

Transport-Rail — 1.1%
CSX Corp.	14,917	1,054,334
Kansas City Southern	822	95,574
Norfolk Southern Corp.	2,167	366,223
Union Pacific Corp.	6,872	1,030,044

		2,546,175

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	1,637	$124,690
FedEx Corp.	2,388	587,137
United Parcel Service, Inc., Class B	5,758	690,327

		1,402,154

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	831	99,637

Water — 0.1%
American Water Works Co., Inc.	1,669	147,289

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,636	237,596

Web Portals/ISP — 5.5%
Alphabet, Inc., Class A†	5,090	6,246,550
Alphabet, Inc., Class C†	5,173	6,296,886

		12,543,436

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,763	335,152

Total Common Stocks (cost $204,401,607)		218,891,599

EXCHANGE-TRADED FUNDS — 3.6%
iShares S&P 500 Growth Index Fund (cost $8,305,839)	49,114	8,259,993

Total Long-Term Investment Securities (cost $212,707,446)		227,151,592

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.91% due 10/04/2018(1) (cost $99,662)	$100,000	99,662

TOTAL INVESTMENTS (cost $212,807,108)(2)	99.9%	227,251,254
Other assets less liabilities	0.1	238,635

NET ASSETS	100.0%	$227,489,889

†	Non-income producing security
#	See Note 1
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	September 2018	414,906	422,565	$7,659

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

254

SunAmerica Series Trust SA Large Cap Growth Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$218,891,599	$—	$—	$218,891,599
Exchange-Traded Funds	8,259,993	—	—	8,259,993
Short-Term Investment Securities	—	99,662	—	99,662

Total Investments at Value	$227,151,592	$99,662	$—	$227,251,254

Other Financial Instruments:†
Futures Contracts	$7,659	$—	$—	$7,659

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

255

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	5.0%
Diversified Banking Institutions	4.2
Computers	4.1
Applications Software	4.1
E-Commerce/Products	3.1
Web Portals/ISP	3.0
Electronic Components-Semiconductors	3.0
Real Estate Investment Trusts	2.7
Electric-Integrated	2.5
Oil Companies-Integrated	2.4
Internet Content-Entertainment	2.4
Banks-Super Regional	2.3
Finance-Credit Card	2.2
Medical-Biomedical/Gene	2.2
Medical-HMO	2.0
Aerospace/Defense	2.0
Insurance-Property/Casualty	1.9
Telephone-Integrated	1.9
Oil Companies-Exploration & Production	1.9
Diversified Manufacturing Operations	1.7
Beverages-Non-alcoholic	1.5
Medical Products	1.5
Commercial Services-Finance	1.4
Retail-Discount	1.3
Retail-Building Products	1.3
Cosmetics & Toiletries	1.2
Computer Services	1.2
Medical Instruments	1.1
Chemicals-Diversified	1.0
Multimedia	1.0
Retail-Restaurants	1.0
Tobacco	1.0
Insurance-Multi-line	1.0
Transport-Rail	1.0
Cable/Satellite TV	0.9
Exchange-Traded Funds	0.9
Networking Products	0.8
Food-Misc./Diversified	0.7
Oil Refining & Marketing	0.7
Transport-Services	0.7
Oil-Field Services	0.7
Diagnostic Equipment	0.7
Enterprise Software/Service	0.6
Investment Management/Advisor Services	0.6
Aerospace/Defense-Equipment	0.6
Instruments-Controls	0.6
Insurance-Life/Health	0.5
Banks-Commercial	0.5
Semiconductor Components-Integrated Circuits	0.5
Electronic Forms	0.5
E-Commerce/Services	0.5
Finance-Other Services	0.5
Insurance Brokers	0.5
Pharmacy Services	0.5
Banks-Fiduciary	0.5
Airlines	0.5
Entertainment Software	0.4
Data Processing/Management	0.4
Athletic Footwear	0.4
Semiconductor Equipment	0.4
Auto-Cars/Light Trucks	0.4

Pipelines	0.4%
Machinery-Construction & Mining	0.4
Finance-Investment Banker/Broker	0.3
Industrial Gases	0.3
U.S. Government Treasuries	0.3
Apparel Manufacturers	0.3
Repurchase Agreements	0.3
Retail-Auto Parts	0.3
Computer Aided Design	0.3
Commercial Services	0.3
Retail-Major Department Stores	0.3
Retail-Apparel/Shoe	0.3
Electric Products-Misc.	0.3
Electric-Distribution	0.3
Electronic Connectors	0.3
Hotels/Motels	0.2
Retail-Drug Store	0.2
Consumer Products-Misc.	0.2
Computers-Memory Devices	0.2
Electronic Measurement Instruments	0.2
Medical-Wholesale Drug Distribution	0.2
Cruise Lines	0.2
Medical Labs & Testing Services	0.2
Non-Hazardous Waste Disposal	0.2
Medical-Hospitals	0.2
Beverages-Wine/Spirits	0.2
Machinery-Farming	0.2
Distribution/Wholesale	0.2
Building-Residential/Commercial	0.2
Dental Supplies & Equipment	0.2
Coatings/Paint	0.2
Auto/Truck Parts & Equipment-Original	0.1
Building Products-Air & Heating	0.1
Electronic Components-Misc.	0.1
Tools-Hand Held	0.1
Containers-Paper/Plastic	0.1
Food-Wholesale/Distribution	0.1
Machinery-General Industrial	0.1
Casino Hotels	0.1
Medical-Generic Drugs	0.1
Consulting Services	0.1
Building Products-Cement	0.1
Computer Software	0.1
Agricultural Operations	0.1
Food-Meat Products	0.1
Machinery-Pumps	0.1
Food-Confectionery	0.1
Retail-Automobile	0.1
Retail-Regional Department Stores	0.1
Advertising Agencies	0.1
Instruments-Scientific	0.1
Food-Retail	0.1
Industrial Automated/Robotic	0.1
Auto-Heavy Duty Trucks	0.1
Paper & Related Products	0.1
Metal-Copper	0.1
Engines-Internal Combustion	0.1
Steel-Producers	0.1
Diagnostic Kits	0.1
Agricultural Chemicals	0.1
Chemicals-Specialty	0.1

256

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Finance-Consumer Loans	0.1%
Wireless Equipment	0.1
Medical Information Systems	0.1
Gold Mining	0.1
Oil Field Machinery & Equipment	0.1
Retail-Consumer Electronics	0.1
Television	0.1
Toys	0.1
Water	0.1
Engineering/R&D Services	0.1
Respiratory Products	0.1
Real Estate Management/Services	0.1
Decision Support Software	0.1
Retail-Jewelry	0.1
Retail-Perfume & Cosmetics	0.1
Web Hosting/Design	0.1
Soap & Cleaning Preparation	0.1
Containers-Metal/Glass	0.1
Home Decoration Products	0.1
Internet Security	0.1
Broadcast Services/Program	0.1
Building Products-Wood	0.1
Rental Auto/Equipment	0.1
Brewery	0.1

99.9%

*	Calculated as a percentage of net assets

257

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	32,672	$736,754
Omnicom Group, Inc.	19,263	1,325,872

		2,062,626

Aerospace/Defense — 2.0%
Boeing Co.	46,411	16,536,239
General Dynamics Corp.	23,411	4,676,582
Lockheed Martin Corp.	21,052	6,865,057
Northrop Grumman Corp.	14,779	4,440,942
Raytheon Co.	24,344	4,820,842
Rockwell Collins, Inc.	13,918	1,934,463
TransDigm Group, Inc.	4,132	1,551,731

		40,825,856

Aerospace/Defense-Equipment — 0.6%
Arconic, Inc.	36,009	781,035
Harris Corp.	10,062	1,659,727
L3 Technologies, Inc.	6,651	1,426,240
United Technologies Corp.	63,058	8,559,493

		12,426,495

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	19,777	878,494
Mosaic Co.	29,724	894,990

		1,773,484

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	47,390	2,287,041

Airlines — 0.5%
Alaska Air Group, Inc.	10,446	656,322
American Airlines Group, Inc.	35,311	1,396,197
Delta Air Lines, Inc.	54,693	2,976,393
Southwest Airlines Co.	45,207	2,629,239
United Continental Holdings, Inc.†	19,973	1,605,829

		9,263,980

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	30,541	679,843
Michael Kors Holdings, Ltd.†	12,703	847,671
PVH Corp.	6,531	1,002,639
Ralph Lauren Corp.	4,718	636,836
Under Armour, Inc., Class A†	15,761	314,747
Under Armour, Inc., Class C†	15,962	299,128
VF Corp.	27,747	2,554,666

		6,335,530

Appliances — 0.0%
Whirlpool Corp.	5,468	716,855

Applications Software — 4.1%
Intuit, Inc.	20,658	4,219,190
Microsoft Corp.	651,142	69,073,143
Red Hat, Inc.†	15,058	2,126,641
salesforce.com, Inc.†	59,776	8,198,279

		83,617,253

Athletic Footwear — 0.4%
NIKE, Inc., Class B	108,707	8,360,655

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	331,715	3,330,418
General Motors Co.	107,504	4,075,477

		7,405,895

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	29,816	$1,959,508

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	22,439	2,200,592
BorgWarner, Inc.	16,738	770,283

		2,970,875

Banks-Commercial — 0.5%
BB&T Corp.	66,083	3,357,677
Citizens Financial Group, Inc.	41,080	1,634,162
M&T Bank Corp.	12,309	2,133,765
Regions Financial Corp.	95,186	1,771,412
SVB Financial Group†	4,489	1,382,073
Zions Bancorporation	16,705	863,649

		11,142,738

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	85,654	4,579,920
Northern Trust Corp.	17,924	1,957,659
State Street Corp.	30,968	2,734,784

		9,272,363

Banks-Super Regional — 2.3%
Capital One Financial Corp.	41,225	3,888,342
Comerica, Inc.	14,571	1,412,513
Fifth Third Bancorp	58,095	1,719,031
Huntington Bancshares, Inc.	93,646	1,445,894
KeyCorp	89,975	1,877,778
PNC Financial Services Group, Inc.	39,789	5,762,641
SunTrust Banks, Inc.	39,394	2,839,126
US Bancorp	132,237	7,009,883
Wells Fargo & Co.	371,673	21,293,146

		47,248,354

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	324,566	15,134,513
Monster Beverage Corp.†	34,811	2,089,356
PepsiCo, Inc.	120,161	13,818,515

		31,042,384

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	22,199	1,181,431
Constellation Brands, Inc., Class A	14,239	2,993,465

		4,174,896

Brewery — 0.1%
Molson Coors Brewing Co., Class B	15,682	1,050,694

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	13,225	351,521
Discovery Communications, Inc., Class C†	28,950	710,722

		1,062,243

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,367	717,286

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	78,495	2,944,347

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,335	1,063,906
Vulcan Materials Co.	11,203	1,254,736

		2,318,642

258

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Wood — 0.1%
Masco Corp.	26,314	$1,061,244

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	29,107	1,271,976
Lennar Corp., Class A	23,188	1,212,037
PulteGroup, Inc.	22,262	634,244

		3,118,257

Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	15,697	4,780,992
Comcast Corp., Class A	389,183	13,924,968
DISH Network Corp., Class A†	19,403	612,359

		19,318,319

Casino Hotels — 0.1%
MGM Resorts International	42,468	1,332,221
Wynn Resorts, Ltd.	7,178	1,197,147

		2,529,368

Chemicals-Diversified — 1.0%
DowDuPont, Inc.	196,684	13,525,959
Eastman Chemical Co.	12,099	1,253,698
FMC Corp.	11,400	1,024,632
LyondellBasell Industries NV, Class A	27,246	3,018,584
PPG Industries, Inc.	21,130	2,338,246

		21,161,119

Chemicals-Specialty — 0.1%
Albemarle Corp.	9,387	884,255
International Flavors & Fragrances, Inc.	6,690	888,165

		1,772,420

Coatings/Paint — 0.2%
Sherwin-Williams Co.	6,977	3,074,973

Commercial Services — 0.3%
Cintas Corp.	7,326	1,498,020
Ecolab, Inc.	22,007	3,096,385
Nielsen Holdings PLC	28,378	668,586
Quanta Services, Inc.†	12,679	431,974

		5,694,965

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	37,334	5,039,717
Equifax, Inc.	10,194	1,279,347
FleetCor Technologies, Inc.†	7,597	1,648,549
Global Payments, Inc.	13,521	1,522,059
H&R Block, Inc.	17,730	446,087
IHS Markit, Ltd.†	30,180	1,600,445
Moody’s Corp.	14,149	2,421,177
PayPal Holdings, Inc.†	94,592	7,769,787
S&P Global, Inc.	21,297	4,268,771
Total System Services, Inc.	14,060	1,287,052
Western Union Co.	39,046	787,167

		28,070,158

Computer Aided Design — 0.3%
ANSYS, Inc.†	7,120	1,202,426
Autodesk, Inc.†	18,569	2,385,002
Cadence Design Systems, Inc.†	23,891	1,053,354
Synopsys, Inc.†	12,629	1,129,412

		5,770,194

Security Description	Shares	Value (Note 2)
Computer Services — 1.2%
Accenture PLC, Class A	54,501	$8,683,644
Cognizant Technology Solutions Corp., Class A	49,654	4,046,801
DXC Technology Co.	24,136	2,045,285
International Business Machines Corp.	72,351	10,485,830

		25,261,560

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,461	1,088,335
Citrix Systems, Inc.†	10,911	1,199,883

		2,288,218

Computers — 4.1%
Apple, Inc.	416,552	79,265,680
Hewlett Packard Enterprise Co.	129,411	1,998,106
HP, Inc.	139,104	3,210,520

		84,474,306

Computers-Memory Devices — 0.2%
NetApp, Inc.	22,706	1,760,169
Seagate Technology PLC	24,328	1,280,139
Western Digital Corp.	25,360	1,779,004

		4,819,312

Consulting Services — 0.1%
Gartner, Inc.†	7,732	1,047,145
Verisk Analytics, Inc.†	13,165	1,456,312

		2,503,457

Consumer Products-Misc. — 0.2%
Clorox Co.	10,976	1,483,626
Kimberly-Clark Corp.	29,605	3,370,825

		4,854,451

Containers-Metal/Glass — 0.1%
Ball Corp.	29,598	1,153,434

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	7,996	902,749
Sealed Air Corp.	13,658	601,908
WestRock Co.	21,734	1,260,137

		2,764,794

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	73,928	4,953,915
Coty, Inc., Class A	40,072	537,366
Estee Lauder Cos., Inc., Class A	18,983	2,561,566
Procter & Gamble Co.	213,109	17,236,256

		25,289,103

Cruise Lines — 0.2%
Carnival Corp.	34,406	2,038,211
Norwegian Cruise Line Holdings, Ltd.†	17,519	876,476
Royal Caribbean Cruises, Ltd.	14,356	1,618,783

		4,533,470

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	9,994	1,129,122
Fidelity National Information Services, Inc.	28,053	2,893,106
Fiserv, Inc.†	34,699	2,619,081
Paychex, Inc.	27,099	1,870,373

		8,511,682

259

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Decision Support Software — 0.1%
MSCI, Inc.	7,545	$1,253,904

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	6,113	2,180,202
DENTSPLY SIRONA, Inc.	19,275	927,320

		3,107,522

Diagnostic Equipment — 0.7%
Danaher Corp.	52,099	5,344,315
Thermo Fisher Scientific, Inc.	34,096	7,996,535

		13,340,850

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,362	1,803,175

Dialysis Centers — 0.0%
DaVita, Inc.†	11,831	831,483

Distribution/Wholesale — 0.2%
Fastenal Co.	24,378	1,387,840
LKQ Corp.†	26,248	879,833
WW Grainger, Inc.	4,320	1,497,139

		3,764,812

Diversified Banking Institutions — 4.2%
Bank of America Corp.	799,147	24,677,659
Citigroup, Inc.	216,104	15,535,717
Goldman Sachs Group, Inc.	29,770	7,068,291
JPMorgan Chase & Co.	288,551	33,168,937
Morgan Stanley	115,521	5,840,742

		86,291,346

Diversified Manufacturing Operations — 1.7%
3M Co.	50,315	10,682,881
A.O. Smith Corp.	12,295	731,921
Dover Corp.	13,109	1,087,785
Eaton Corp. PLC	37,061	3,082,363
General Electric Co.	736,072	10,032,661
Illinois Tool Works, Inc.	25,839	3,703,504
Ingersoll-Rand PLC	21,015	2,070,188
Parker-Hannifin Corp.	11,268	1,904,855
Textron, Inc.	21,699	1,481,391

		34,777,549

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	13,655	718,253

E-Commerce/Products — 3.1%
Amazon.com, Inc.†	34,132	60,667,582
eBay, Inc.†	78,342	2,620,540

		63,288,122

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	4,083	8,283,264
Cars.com, Inc.†	1	28
Expedia Group, Inc.	10,243	1,370,923
TripAdvisor, Inc.†	9,082	526,665

		10,180,880

Electric Products-Misc. — 0.3%
AMETEK, Inc.	19,626	1,526,903
Emerson Electric Co.	53,399	3,859,680

		5,386,583

Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	36,567	1,041,428

Security Description	Shares	Value (Note 2)
Electric-Distribution (continued)
PPL Corp.	59,244	$1,704,450
Sempra Energy	22,385	2,587,482

		5,333,360

Electric-Integrated — 2.5%
AES Corp.	56,053	748,868
Alliant Energy Corp.	19,618	842,985
Ameren Corp.	20,649	1,281,477
American Electric Power Co., Inc.	41,741	2,969,455
CMS Energy Corp.	23,944	1,157,453
Consolidated Edison, Inc.	26,334	2,078,543
Dominion Energy, Inc.	55,303	3,965,778
DTE Energy Co.	15,380	1,669,345
Duke Energy Corp.	59,409	4,848,963
Edison International	27,612	1,839,788
Entergy Corp.	15,325	1,245,616
Evergy, Inc.	22,985	1,289,229
Eversource Energy	26,856	1,630,696
Exelon Corp.	81,815	3,477,137
FirstEnergy Corp.	37,992	1,346,057
NextEra Energy, Inc.	39,954	6,693,893
PG&E Corp.	43,767	1,885,482
Pinnacle West Capital Corp.	9,486	762,959
Public Service Enterprise Group, Inc.	42,817	2,207,645
SCANA Corp.	12,088	483,399
Southern Co.	85,734	4,166,672
WEC Energy Group, Inc.	26,742	1,774,867
Xcel Energy, Inc.	43,125	2,020,837

		50,387,144

Electronic Components-Misc. — 0.1%
Corning, Inc.	70,371	2,334,910
Garmin, Ltd.	9,426	588,653

		2,923,563

Electronic Components-Semiconductors — 3.0%
Advanced Micro Devices, Inc.†	69,828	1,279,947
Broadcom, Inc.	34,024	7,545,503
Intel Corp.	394,929	18,996,085
IPG Photonics Corp.†	3,185	522,468
Microchip Technology, Inc.	19,919	1,861,032
Micron Technology, Inc.†	98,289	5,188,676
NVIDIA Corp.	51,443	12,596,333
Qorvo, Inc.†	10,720	876,467
Skyworks Solutions, Inc.	15,431	1,459,464
Texas Instruments, Inc.	82,962	9,235,330
Xilinx, Inc.	21,476	1,547,775

		61,109,080

Electronic Connectors — 0.3%
Amphenol Corp., Class A	25,546	2,388,807
TE Connectivity, Ltd.	29,674	2,776,596

		5,165,403

Electronic Forms — 0.5%
Adobe Systems, Inc.†	41,736	10,211,964

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	27,116	1,790,741
FLIR Systems, Inc.	11,629	681,459
Fortive Corp.	25,995	2,133,670

		4,605,870

260

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Security Devices — 0.0%
Allegion PLC	8,048	$656,234

Engineering/R&D Services — 0.1%
Fluor Corp.	11,915	610,644
Jacobs Engineering Group, Inc.	10,214	690,773

		1,301,417

Engines-Internal Combustion — 0.1%
Cummins, Inc.	13,126	1,874,524

Enterprise Software/Service — 0.6%
CA, Inc.	26,481	1,170,725
Oracle Corp.	252,559	12,042,013

		13,212,738

Entertainment Software — 0.4%
Activision Blizzard, Inc.	64,511	4,736,397
Electronic Arts, Inc.†	26,004	3,348,015
Take-Two Interactive Software, Inc.†	9,694	1,095,616

		9,180,028

Finance-Consumer Loans — 0.1%
Synchrony Financial	60,127	1,740,075

Finance-Credit Card — 2.2%
Alliance Data Systems Corp.	4,085	918,635
American Express Co.	60,519	6,022,851
Discover Financial Services	29,575	2,111,951
Mastercard, Inc., Class A	77,704	15,385,392
Visa, Inc., Class A	151,375	20,699,017

		45,137,846

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	101,764	5,196,070
E*TRADE Financial Corp.†	22,366	1,337,710
Jefferies Financial Group, Inc.	25,696	623,128

		7,156,908

Finance-Other Services — 0.5%
CBOE Holdings, Inc.	9,533	925,940
CME Group, Inc.	28,858	4,591,885
Intercontinental Exchange, Inc.	49,089	3,628,168
Nasdaq, Inc.	9,905	905,317

		10,051,310

Food-Confectionery — 0.1%
Hershey Co.	11,842	1,163,003
J.M. Smucker Co.	9,627	1,069,752

		2,232,755

Food-Meat Products — 0.1%
Hormel Foods Corp.	22,887	823,245
Tyson Foods, Inc., Class A	25,221	1,453,991

		2,277,236

Food-Misc./Diversified — 0.7%
Campbell Soup Co.	16,306	666,915
Conagra Brands, Inc.	33,350	1,224,278
General Mills, Inc.	50,247	2,314,377
Kellogg Co.	21,164	1,503,279
Kraft Heinz Co.	50,628	3,050,337
McCormick & Co., Inc.	10,279	1,208,194
Mondelez International, Inc., Class A	125,010	5,422,934

		15,390,314

Security Description	Shares	Value (Note 2)
Food-Retail — 0.1%
Kroger Co.	68,887	$1,997,723

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,621	2,730,137

Gas-Distribution — 0.0%
NiSource, Inc.	28,591	748,512

Gold Mining — 0.1%
Newmont Mining Corp.	45,212	1,658,376

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	7,253	506,695

Home Decoration Products — 0.1%
Newell Brands, Inc.	41,162	1,078,033

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,125	484,716

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	23,678	1,862,512
Marriott International, Inc., Class A	25,155	3,215,815

		5,078,327

Human Resources — 0.0%
Robert Half International, Inc.	10,472	793,359

Independent Power Producers — 0.0%
NRG Energy, Inc.	25,352	802,898

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,643	1,996,201

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	18,576	3,049,622
Praxair, Inc.	24,354	4,079,295

		7,128,917

Instruments-Controls — 0.6%
Honeywell International, Inc.	63,301	10,106,005
Mettler-Toledo International, Inc.†	2,152	1,275,081

		11,381,086

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	9,376	742,392
Waters Corp.†	6,639	1,309,675

		2,052,067

Insurance Brokers — 0.5%
Aon PLC	20,722	2,974,643
Arthur J. Gallagher & Co.	15,447	1,102,143
Marsh & McLennan Cos., Inc.	43,000	3,584,480
Willis Towers Watson PLC	11,173	1,781,200

		9,442,466

Insurance-Life/Health — 0.5%
Aflac, Inc.	65,610	3,053,489
Brighthouse Financial, Inc.†	10,151	440,858
Lincoln National Corp.	18,535	1,262,233
Principal Financial Group, Inc.	22,572	1,310,982
Prudential Financial, Inc.	35,594	3,591,791
Torchmark Corp.	8,950	788,226
Unum Group	18,746	744,779

		11,192,358

Insurance-Multi-line — 1.0%
Allstate Corp.	29,788	2,833,435
American International Group, Inc.(3)	76,078	4,200,266
Assurant, Inc.	4,491	495,357

261

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line (continued)
Chubb, Ltd.	39,476	$5,515,587
Cincinnati Financial Corp.	12,659	957,400
Hartford Financial Services Group, Inc.	30,352	1,599,551
Loews Corp.	22,191	1,126,859
MetLife, Inc.	86,150	3,940,501

		20,668,956

Insurance-Property/Casualty — 1.9%
Berkshire Hathaway, Inc., Class B†	163,118	32,276,159
Progressive Corp.	49,356	2,961,853
Travelers Cos., Inc.	22,904	2,980,726
XL Group, Ltd.	21,890	1,230,875

		39,449,613

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,473	758,330

Internet Content-Entertainment — 2.4%
Facebook, Inc., Class A†	203,279	35,081,890
Netflix, Inc.†	36,840	12,431,658
Twitter, Inc.†	55,495	1,768,625

		49,282,173

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,179	887,577

Internet Security — 0.1%
Symantec Corp.	52,675	1,065,088

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	4,603	736,526
Ameriprise Financial, Inc.	12,256	1,785,331
BlackRock, Inc.	10,452	5,254,847
Franklin Resources, Inc.	27,011	927,018
Invesco, Ltd.	34,812	939,576
Raymond James Financial, Inc.	11,002	1,007,673
T. Rowe Price Group, Inc.	20,521	2,443,641

		13,094,612

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	50,672	7,286,634

Machinery-Farming — 0.2%
Deere & Co.	27,483	3,979,264

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,743	2,639,512

Machinery-Pumps — 0.1%
Flowserve Corp.	11,088	491,531
Pentair PLC	13,757	614,250
Xylem, Inc.	15,248	1,167,387

		2,273,168

Medical Information Systems — 0.1%
Cerner Corp.†	26,715	1,658,467

Medical Instruments — 1.1%
Boston Scientific Corp.†	116,937	3,930,253
Edwards Lifesciences Corp.†	17,863	2,544,584
Intuitive Surgical, Inc.†	9,602	4,879,640
Medtronic PLC	114,768	10,355,517

		21,709,994

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	13,717	1,672,651

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services (continued)
Laboratory Corp. of America Holdings†	8,670	$1,520,198
Quest Diagnostics, Inc.	11,510	1,239,857

		4,432,706

Medical Products — 1.5%
Abbott Laboratories	148,581	9,737,999
ABIOMED, Inc.†	3,581	1,269,572
Baxter International, Inc.	41,751	3,024,860
Becton Dickinson and Co.	22,645	5,669,628
Cooper Cos., Inc.	4,155	1,082,377
Henry Schein, Inc.†	13,053	1,036,539
Hologic, Inc.†	23,137	992,809
Stryker Corp.	27,238	4,446,603
Varian Medical Systems, Inc.†	7,755	895,315
Zimmer Biomet Holdings, Inc.	17,227	2,162,333

		30,318,035

Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	18,857	2,507,227
Amgen, Inc.	56,443	11,093,872
Biogen, Inc.†	17,883	5,979,539
Celgene Corp.†	59,904	5,396,751
Gilead Sciences, Inc.	110,196	8,576,555
Illumina, Inc.†	12,458	4,040,877
Incyte Corp.†	14,910	992,111
Regeneron Pharmaceuticals, Inc.†	6,555	2,412,305
Vertex Pharmaceuticals, Inc.†	21,597	3,780,555

		44,779,792

Medical-Drugs — 5.0%
AbbVie, Inc.	128,435	11,845,560
Allergan PLC	28,735	5,289,826
Bristol-Myers Squibb Co.	138,525	8,138,344
Eli Lilly & Co.	80,950	7,998,669
Johnson & Johnson	227,309	30,122,989
Merck & Co., Inc.	228,000	15,018,360
Pfizer, Inc.	495,744	19,795,058
Zoetis, Inc.	41,007	3,546,285

		101,755,091

Medical-Generic Drugs — 0.1%
Mylan NV†	43,685	1,629,887
Perrigo Co. PLC	10,913	878,715

		2,508,602

Medical-HMO — 2.0%
Aetna, Inc.	27,721	5,222,359
Anthem, Inc.	21,628	5,471,884
Centene Corp.†	17,389	2,266,309
Cigna Corp.	20,617	3,699,102
Humana, Inc.	11,668	3,665,852
UnitedHealth Group, Inc.	81,442	20,622,743

		40,948,249

Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	10,265	454,329
HCA Healthcare, Inc.	23,682	2,942,015
Universal Health Services, Inc., Class B	7,386	901,830

		4,298,174

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,785	1,128,027
Cardinal Health, Inc.	26,330	1,315,183

262

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution (continued)
McKesson Corp.	17,124	$2,150,774

		4,593,984

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	114,189	1,884,118

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,105	604,963

Multimedia — 1.0%
Twenty-First Century Fox, Inc., Class A	89,328	4,019,760
Twenty-First Century Fox, Inc., Class B	37,221	1,653,357
Viacom, Inc., Class B	29,914	869,002
Walt Disney Co.	126,000	14,308,560

		20,850,679

Networking Products — 0.8%
Cisco Systems, Inc.	398,564	16,855,272

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,898	1,369,727
Waste Management, Inc.	33,712	3,034,080

		4,403,807

Office Automation & Equipment — 0.0%
Xerox Corp.	18,130	470,836

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,461	855,627

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,228	566,138

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	43,653	3,193,217
Apache Corp.	32,387	1,489,802
Cabot Oil & Gas Corp.	38,263	899,180
Cimarex Energy Co.	8,088	797,477
Concho Resources, Inc.†	16,110	2,349,643
ConocoPhillips	99,162	7,156,522
Devon Energy Corp.	44,358	1,996,554
EOG Resources, Inc.	49,058	6,325,539
EQT Corp.	21,375	1,061,910
Hess Corp.	22,191	1,456,395
Marathon Oil Corp.	72,307	1,527,124
Newfield Exploration Co.†	16,927	486,143
Noble Energy, Inc.	41,056	1,481,711
Occidental Petroleum Corp.	64,898	5,446,889
Pioneer Natural Resources Co.	14,443	2,733,627

		38,401,733

Oil Companies-Integrated — 2.4%
Chevron Corp.	161,951	20,449,553
Exxon Mobil Corp.	358,812	29,246,766

		49,696,319

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	32,376	1,574,121

Oil Refining & Marketing — 0.7%
Andeavor	11,783	1,768,157
HollyFrontier Corp.	14,962	1,115,866
Marathon Petroleum Corp.	39,144	3,164,010
Phillips 66	35,568	4,386,957

Security Description	Shares	Value (Note 2)
Oil Refining & Marketing (continued)
Valero Energy Corp.	36,520	$4,322,142

		14,757,132

Oil-Field Services — 0.7%
Baker Hughes a GE Co., LLC	35,290	1,220,328
Halliburton Co.	74,238	3,149,176
Schlumberger, Ltd.	117,388	7,926,038
TechnipFMC PLC	36,783	1,197,287

		13,492,829

Paper & Related Products — 0.1%
International Paper Co.	35,094	1,885,601

Pharmacy Services — 0.5%
CVS Health Corp.	86,160	5,588,338
Express Scripts Holding Co.†	47,605	3,782,693

		9,371,031

Pipelines — 0.4%
Kinder Morgan, Inc.	160,787	2,858,793
ONEOK, Inc.	34,838	2,453,988
Williams Cos., Inc.	70,145	2,086,814

		7,399,595

Publishing-Newspapers — 0.0%
News Corp., Class A	32,482	489,504
News Corp., Class B	10,320	157,896

		647,400

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	8,728	1,112,296
American Tower Corp.	37,430	5,548,623
Apartment Investment & Management Co., Class A	13,335	568,738
AvalonBay Communities, Inc.	11,713	2,071,444
Boston Properties, Inc.	13,082	1,642,183
Crown Castle International Corp.	35,156	3,896,339
Digital Realty Trust, Inc.	17,454	2,119,265
Duke Realty Corp.	30,258	881,113
Equinix, Inc.	6,734	2,958,112
Equity Residential	31,206	2,041,809
Essex Property Trust, Inc.	5,597	1,345,799
Extra Space Storage, Inc.	10,688	1,004,351
Federal Realty Investment Trust	6,205	778,728
GGP, Inc.	53,607	1,142,901
HCP, Inc.	39,815	1,031,209
Host Hotels & Resorts, Inc.	62,827	1,315,597
Iron Mountain, Inc.	23,851	837,409
Kimco Realty Corp.	36,010	601,007
Macerich Co.	9,201	543,411
Mid-America Apartment Communities, Inc.	9,644	971,922
Prologis, Inc.	45,191	2,965,433
Public Storage	12,699	2,766,223
Realty Income Corp.	24,101	1,344,113
Regency Centers Corp.	12,491	794,802
SBA Communications Corp.†	9,762	1,544,836
Simon Property Group, Inc.	26,246	4,624,808
SL Green Realty Corp.	7,494	772,706
UDR, Inc.	22,679	872,688
Ventas, Inc.	30,197	1,702,507
Vornado Realty Trust	14,666	1,054,779
Welltower, Inc.	31,525	1,973,465
Weyerhaeuser Co.	64,156	2,192,852

		55,021,468

263

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	25,625	$1,276,125

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	7,085	1,054,248

Respiratory Products — 0.1%
ResMed, Inc.	12,097	1,279,621

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	10,010	488,588
Gap, Inc.	18,389	554,796
L Brands, Inc.	20,557	651,040
Ross Stores, Inc.	32,089	2,805,542
Tapestry, Inc.	24,392	1,149,351

		5,649,317

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,274	886,077
AutoZone, Inc.†	2,260	1,594,498
Genuine Parts Co.	12,436	1,210,147
O’Reilly Automotive, Inc.†	6,942	2,124,252

		5,814,974

Retail-Automobile — 0.1%
CarMax, Inc.†	15,091	1,126,996
Copart, Inc.†	17,126	982,861

		2,109,857

Retail-Building Products — 1.3%
Home Depot, Inc.	97,761	19,309,752
Lowe’s Cos., Inc.	69,664	6,920,422

		26,230,174

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,785	1,559,499

Retail-Discount — 1.3%
Costco Wholesale Corp.	37,171	8,129,669
Dollar General Corp.	21,541	2,114,249
Dollar Tree, Inc.†	20,151	1,839,383
Target Corp.	45,183	3,645,365
Walmart, Inc.	122,607	10,940,223

		26,668,889

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	72,277	4,887,371

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,344	807,246

Retail-Jewelry — 0.1%
Tiffany & Co.	8,634	1,187,693

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,955	521,742
TJX Cos., Inc.	53,144	5,168,785

		5,690,527

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,845	1,184,070

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,258	1,053,239
Macy’s, Inc.	25,965	1,031,589

		2,084,828

Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†	2,073	898,977

Security Description	Shares	Value (Note 2)
Retail-Restaurants (continued)
Darden Restaurants, Inc.	10,491	$1,121,907
McDonald’s Corp.	66,543	10,483,184
Starbucks Corp.	116,953	6,127,168
Yum! Brands, Inc.	27,392	2,171,912

		20,803,148

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	20,325	492,068

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	29,482	537,457

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	31,433	3,021,969
QUALCOMM, Inc.	125,650	8,052,908

		11,074,877

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	85,431	4,154,510
KLA-Tencor Corp.	13,210	1,551,118
Lam Research Corp.	13,903	2,650,468

		8,356,096

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,771	878,832

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	20,738	1,159,254

Steel-Producers — 0.1%
Nucor Corp.	26,958	1,804,299

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	29,590	779,401

Telephone-Integrated — 1.9%
AT&T, Inc.	615,417	19,674,881
CenturyLink, Inc.	83,202	1,561,702
Verizon Communications, Inc.	350,173	18,082,934

		39,319,517

Television — 0.1%
CBS Corp., Class B	28,940	1,524,270

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,374	1,012,247

Tobacco — 1.0%
Altria Group, Inc.	160,400	9,412,272
Philip Morris International, Inc.	131,740	11,369,162

		20,781,434

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,796	813,353
Stanley Black & Decker, Inc.	13,078	1,954,769

		2,768,122

Toys — 0.1%
Hasbro, Inc.	9,635	959,742
Mattel, Inc.	29,155	462,690

		1,422,432

Transport-Rail — 1.0%
CSX Corp.	74,185	5,243,396
Kansas City Southern	8,695	1,010,967
Norfolk Southern Corp.	23,945	4,046,705
Union Pacific Corp.	65,729	9,852,120

		20,153,188

264

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	11,800	$1,088,314
Expeditors International of Washington, Inc.	14,804	1,127,621
FedEx Corp.	20,834	5,122,455
United Parcel Service, Inc., Class B	58,439	7,006,252

		14,344,642

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,255	869,875

Water — 0.1%
American Water Works Co., Inc.	15,089	1,331,604

Web Hosting/Design — 0.1%
VeriSign, Inc.†	8,136	1,181,591

Web Portals/ISP — 3.0%
Alphabet, Inc., Class A†	25,311	31,062,165
Alphabet, Inc., Class C†	25,729	31,318,883

		62,381,048

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	13,741	1,666,783

Total Common Stocks (cost $1,364,917,288)		2,022,022,237

EXCHANGE-TRADED FUNDS — 0.9%
SPDR S&P 500 ETF Trust, Series 1 (cost $17,480,728)	62,500	17,583,125

Total Long-Term Investment Securities (cost $1,382,398,016)		2,039,605,362

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.79% due 08/16/2018(1)	$2,900,000	$2,897,748
1.85% due 08/30/2018(1)	3,700,000	3,694,333

Total Short-Term Investment Securities (cost $6,592,387)		6,592,081

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35% dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $5,968,058 and collateralized by $6,125,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $6,088,789. (cost $5,968,000)	5,968,000	5,968,000

TOTAL INVESTMENTS (cost $1,394,958,403)(2)	99.9%	2,052,165,443
Other assets less liabilities	0.1	2,353,971

NET ASSETS	100.0%	$2,054,519,414

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	Security represents an investment in an affiliated company (see Note 8)

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
90	Long	S&P 500 E-Mini Index	September 2018	12,521,874	12,676,950	$155,076

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,022,022,237	$—	$—	$2,022,022,237
Exchange-Traded Funds	17,583,125	—	—	17,583,125
Short-Term Investment Securities	—	6,592,081	—	6,592,081
Repurchase Agreements	—	5,968,000	—	5,968,000

Total Investments at Value	$2,039,605,362	$12,560,081	$—	$2,052,165,443

Other Financial Instruments:†
Futures Contracts	$155,076	$—	$—	$155,076

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

265

SunAmerica Series Trust SA Large Cap Value Index Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.8%
Oil Companies-Integrated	5.2
Banks-Super Regional	4.9
Medical-Drugs	4.8
Electric-Integrated	4.6
Telephone-Integrated	4.1
Insurance-Property/Casualty	3.8
Oil Companies-Exploration & Production	3.7
Real Estate Investment Trusts	2.9
Retail-Discount	2.5
Insurance-Multi-line	2.0
Chemicals-Diversified	2.0
Diversified Manufacturing Operations	1.8
Exchange-Traded Funds	1.7
Beverages-Non-alcoholic	1.6
Oil Refining & Marketing	1.5
Computer Services	1.5
Multimedia	1.5
Cosmetics & Toiletries	1.5
Oil-Field Services	1.4
Food-Misc./Diversified	1.4
Aerospace/Defense-Equipment	1.2
Medical-Biomedical/Gene	1.1
Insurance-Life/Health	1.1
Tobacco	1.0
Banks-Commercial	1.0
Electronic Components-Semiconductors	1.0
Pharmacy Services	1.0
Networking Products	1.0
Medical-HMO	0.9
Aerospace/Defense	0.9
Banks-Fiduciary	0.9
Diagnostic Equipment	0.8
Cable/Satellite TV	0.8
Transport-Rail	0.8
Auto-Cars/Light Trucks	0.8
Pipelines	0.8
Transport-Services	0.8
Enterprise Software/Service	0.7
Airlines	0.7
Medical Instruments	0.6
Investment Management/Advisor Services	0.6
Electric-Distribution	0.6
Semiconductor Components-Integrated Circuits	0.5
Computers	0.5
Retail-Drug Store	0.5
Finance-Credit Card	0.5
Medical-Wholesale Drug Distribution	0.5
Retail-Restaurants	0.5
Insurance Brokers	0.5
Instruments-Controls	0.4
Retail-Auto Parts	0.4
Industrial Gases	0.4
Medical Products	0.4
Apparel Manufacturers	0.4
Machinery-Construction & Mining	0.4
Retail-Major Department Stores	0.4
Retail-Apparel/Shoe	0.3
Computers-Memory Devices	0.3
Building Products-Air & Heating	0.3
Commercial Services	0.3

Commercial Services-Finance	0.3%
Athletic Footwear	0.3
Food-Wholesale/Distribution	0.3
Medical-Hospitals	0.3
Medical Labs & Testing Services	0.3
Consumer Products-Misc.	0.3
Distribution/Wholesale	0.3
Agricultural Operations	0.2
Food-Meat Products	0.2
Electric Products-Misc.	0.2
Retail-Building Products	0.2
Medical-Generic Drugs	0.2
Retail-Regional Department Stores	0.2
Advertising Agencies	0.2
Food-Retail	0.2
Finance-Other Services	0.2
Auto-Heavy Duty Trucks	0.2
Containers-Paper/Plastic	0.2
Paper & Related Products	0.2
Metal-Copper	0.2
Engines-Internal Combustion	0.2
Steel-Producers	0.2
Machinery-Farming	0.2
Data Processing/Management	0.2
Finance-Consumer Loans	0.2
Cruise Lines	0.2
Gold Mining	0.2
Food-Confectionery	0.2
Oil Field Machinery & Equipment	0.2
Retail-Consumer Electronics	0.2
Tools-Hand Held	0.2
Machinery-Pumps	0.2
Agricultural Chemicals	0.1
Engineering/R&D Services	0.1
Building Products-Cement	0.1
Computer Software	0.1
Containers-Metal/Glass	0.1
Hotels/Motels	0.1
Home Decoration Products	0.1
Broadcast Services/Program	0.1
Brewery	0.1
Electronic Measurement Instruments	0.1
Computer Aided Design	0.1
Dental Supplies & Equipment	0.1
E-Commerce/Services	0.1
Television	0.1
Dialysis Centers	0.1
Telecommunication Equipment	0.1
Toys	0.1
Electronic Connectors	0.1
Insurance-Reinsurance	0.1
Gas-Distribution	0.1
Casino Hotels	0.1
Non-Hazardous Waste Disposal	0.1
Appliances	0.1
Chemicals-Specialty	0.1
Retail-Jewelry	0.1
Publishing-Newspapers	0.1
Finance-Investment Banker/Broker	0.1
Industrial Automated/Robotic	0.1
Motorcycle/Motor Scooter	0.1
Water	0.1
Internet Security	0.1
Oil & Gas Drilling	0.1

266

SunAmerica Series Trust SA Large Cap Value Index Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Retail-Automobile	0.1%
Soap & Cleaning Preparation	0.1
Savings & Loans/Thrifts	0.1
Consulting Services	0.1
Hazardous Waste Disposal	0.1
Building-Residential/Commercial	0.1
Rubber-Tires	0.1
Home Furnishings	0.1
Retail-Gardening Products	0.1

100.0%

*	Calculated as a percentage of net assets
#	See Note 1

267

SunAmerica Series Trust SA Large Cap Value Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	8,454	$190,637
Omnicom Group, Inc.	4,984	343,049

		533,686

Aerospace/Defense — 0.9%
General Dynamics Corp.	3,029	605,073
Lockheed Martin Corp.	2,070	675,027
Northrop Grumman Corp.	1,224	367,800
Raytheon Co.	2,457	486,559

		2,134,459

Aerospace/Defense-Equipment — 1.2%
Arconic, Inc.	9,317	202,086
Harris Corp.	963	158,847
L3 Technologies, Inc.	1,721	369,051
United Technologies Corp.	16,316	2,214,734

		2,944,718

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,917	129,573
Mosaic Co.	7,691	231,576

		361,149

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	12,262	591,764

Airlines — 0.7%
Alaska Air Group, Inc.	2,703	169,829
American Airlines Group, Inc.	4,203	166,187
Delta Air Lines, Inc.	14,151	770,097
Southwest Airlines Co.	3,860	224,498
United Continental Holdings, Inc.†	5,168	415,507

		1,746,118

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	4,583	102,018
PVH Corp.	1,690	259,449
Ralph Lauren Corp.	1,221	164,810
Under Armour, Inc., Class A†	4,078	81,438
Under Armour, Inc., Class C†	4,130	77,396
VF Corp.	2,728	251,167

		936,278

Appliances — 0.1%
Whirlpool Corp.	1,415	185,506

Athletic Footwear — 0.3%
NIKE, Inc., Class B	9,282	713,879

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	85,828	861,713
General Motors Co.	27,815	1,054,467

		1,916,180

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	7,714	506,964

Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	1,429	65,763

Banks-Commercial — 1.0%
BB&T Corp.	17,098	868,749
Citizens Financial Group, Inc.	10,629	422,822
M&T Bank Corp.	3,185	552,120
Regions Financial Corp.	24,628	458,327

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Zions Bancorporation	4,322	$223,447

		2,525,465

Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	22,162	1,185,002
Northern Trust Corp.	2,133	232,966
State Street Corp.	8,013	707,628

		2,125,596

Banks-Super Regional — 4.9%
Capital One Financial Corp.	10,666	1,006,017
Comerica, Inc.	1,847	179,048
Fifth Third Bancorp	15,031	444,767
Huntington Bancshares, Inc.	24,230	374,111
KeyCorp	23,280	485,854
PNC Financial Services Group, Inc.	10,295	1,491,025
SunTrust Banks, Inc.	10,193	734,610
US Bancorp	34,215	1,813,737
Wells Fargo & Co.	96,167	5,509,407

		12,038,576

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	46,188	2,153,746
PepsiCo, Inc.	15,856	1,823,440

		3,977,186

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,895	100,852

Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,058	271,886

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	3,422	90,957
Discovery, Inc., Class C†	7,490	183,879

		274,836

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	20,310	761,828

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	787	156,944
Vulcan Materials Co.	1,420	159,040

		315,984

Building Products-Wood — 0.0%
Masco Corp.	2,315	93,364

Building-Residential/Commercial — 0.1%
Lennar Corp., Class A	2,460	128,584

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	50,349	1,801,487
DISH Network Corp., Class A†	5,020	158,431

		1,959,918

Casino Hotels — 0.1%
MGM Resorts International	6,153	193,020

Chemicals-Diversified — 2.0%
DowDuPont, Inc.	50,890	3,499,705
Eastman Chemical Co.	3,130	324,331
LyondellBasell Industries NV, Class A	7,050	781,070
PPG Industries, Inc.	2,843	314,606

		4,919,712

268

SunAmerica Series Trust SA Large Cap Value Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.1%
Albemarle Corp.	996	$93,823
International Flavors & Fragrances, Inc.	675	89,613

		183,436

Commercial Services — 0.3%
Ecolab, Inc.	3,075	432,652
Nielsen Holdings PLC	7,343	173,001
Quanta Services, Inc.†	3,281	111,784

		717,437

Commercial Services-Finance — 0.3%
Equifax, Inc.	1,081	135,666
H&R Block, Inc.	1,651	41,539
IHS Markit, Ltd.†	7,809	414,111
Western Union Co.	6,163	124,246

		715,562

Computer Aided Design — 0.1%
Autodesk, Inc.†	1,874	240,697

Computer Services — 1.5%
Accenture PLC, Class A	5,218	831,384
DXC Technology Co.	2,998	254,050
International Business Machines Corp.	18,720	2,713,090

		3,798,524

Computer Software — 0.1%
Akamai Technologies, Inc.†	2,245	168,958
Citrix Systems, Inc.†	1,242	136,583

		305,541

Computers — 0.5%
Hewlett Packard Enterprise Co.	33,484	516,993
HP, Inc.	35,992	830,695

		1,347,688

Computers-Memory Devices — 0.3%
Seagate Technology PLC	6,295	331,243
Western Digital Corp.	6,562	460,324

		791,567

Consulting Services — 0.1%
Verisk Analytics, Inc.†	1,226	135,620

Consumer Products-Misc. — 0.3%
Clorox Co.	1,221	165,043
Kimberly-Clark Corp.	4,290	488,459

		653,502

Containers-Metal/Glass — 0.1%
Ball Corp.	7,658	298,432

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	724	81,740
Sealed Air Corp.	2,191	96,557
WestRock Co.	5,623	326,021

		504,318

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	10,138	679,347
Coty, Inc., Class A	10,368	139,035
Procter & Gamble Co.	34,738	2,809,610

		3,627,992

Security Description	Shares	Value (Note 2)
Cruise Lines — 0.2%
Carnival Corp.	4,896	$290,039
Royal Caribbean Cruises, Ltd.	1,263	142,416

		432,455

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	2,758	284,433
Paychex, Inc.	2,454	169,375

		453,808

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	4,987	239,925

Diagnostic Equipment — 0.8%
Danaher Corp.	13,480	1,382,778
Thermo Fisher Scientific, Inc.	2,470	579,289

		1,962,067

Dialysis Centers — 0.1%
DaVita, Inc.†	3,061	215,127

Distribution/Wholesale — 0.3%
Fastenal Co.	2,775	157,981
LKQ Corp.†	2,852	95,599
WW Grainger, Inc.	1,118	387,454

		641,034

Diversified Banking Institutions — 7.8%
Bank of America Corp.	107,521	3,320,249
Citigroup, Inc.	55,915	4,019,729
Goldman Sachs Group, Inc.	7,703	1,828,923
JPMorgan Chase & Co.	74,660	8,582,167
Morgan Stanley	29,890	1,511,238

		19,262,306

Diversified Manufacturing Operations — 1.8%
Dover Corp.	1,492	123,806
Eaton Corp. PLC	9,589	797,517
General Electric Co.	190,451	2,595,847
Ingersoll-Rand PLC	3,154	310,701
Parker-Hannifin Corp.	1,283	216,891
Textron, Inc.	5,614	383,268

		4,428,030

E-Commerce/Services — 0.1%
Expedia Group, Inc.	1,087	145,484
TripAdvisor, Inc.†	1,480	85,825

		231,309

Electric Products-Misc. — 0.2%
Emerson Electric Co.	8,152	589,227

Electric-Distribution — 0.6%
CenterPoint Energy, Inc.	9,461	269,449
PPL Corp.	15,329	441,016
Sempra Energy	5,792	669,497

		1,379,962

Electric-Integrated — 4.6%
AES Corp.	14,503	193,760
Alliant Energy Corp.	5,076	218,116
Ameren Corp.	5,343	331,587
American Electric Power Co., Inc.	10,800	768,312
CMS Energy Corp.	6,195	299,466
Consolidated Edison, Inc.	6,814	537,829
Dominion Energy, Inc.	8,872	636,211

269

SunAmerica Series Trust SA Large Cap Value Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
DTE Energy Co.	3,980	$431,989
Duke Energy Corp.	15,372	1,254,663
Edison International	7,144	476,005
Entergy Corp.	3,965	322,275
Evergy, Inc.	5,947	333,567
Eversource Energy	6,949	421,943
Exelon Corp.	21,169	899,682
FirstEnergy Corp.	5,800	205,494
NextEra Energy, Inc.	5,065	848,590
PG&E Corp.	11,324	487,838
Pinnacle West Capital Corp.	2,454	197,375
Public Service Enterprise Group, Inc.	11,078	571,182
SCANA Corp.	3,128	125,089
Southern Co.	22,183	1,078,094
WEC Energy Group, Inc.	4,013	266,343
Xcel Energy, Inc.	11,158	522,864

		11,428,274

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,219	76,127

Electronic Components-Semiconductors — 1.0%
Advanced Micro Devices, Inc.†	11,924	218,567
Intel Corp.	43,939	2,113,466
Xilinx, Inc.	2,167	156,175

		2,488,208

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	2,150	201,175

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.	963	56,432
Fortive Corp.	2,287	187,717

		244,149

Electronic Security Devices — 0.0%
Allegion PLC	729	59,443

Engineering/R&D Services — 0.1%
Fluor Corp.	3,083	158,004
Jacobs Engineering Group, Inc.	2,643	178,746

		336,750

Engines-Internal Combustion — 0.2%
Cummins, Inc.	3,396	484,983

Enterprise Software/Service — 0.7%
CA, Inc.	6,852	302,927
Oracle Corp.	32,020	1,526,714

		1,829,641

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	878	99,232

Finance-Consumer Loans — 0.2%
Synchrony Financial	15,557	450,220

Finance-Credit Card — 0.5%
Alliance Data Systems Corp.	412	92,651
American Express Co.	6,263	623,294
Discover Financial Services	7,652	546,429

		1,262,374

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	6,648	161,214

Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.2%
CME Group, Inc.	2,464	$392,072
Nasdaq, Inc.	1,333	121,836

		513,908

Food-Confectionery — 0.2%
Hershey Co.	1,409	138,378
J.M. Smucker Co.	2,491	276,800

		415,178

Food-Meat Products — 0.2%
Hormel Foods Corp.	5,922	213,014
Tyson Foods, Inc., Class A	6,526	376,224

		589,238

Food-Misc./Diversified — 1.4%
Campbell Soup Co.	4,219	172,557
Conagra Brands, Inc.	8,629	316,771
General Mills, Inc.	8,451	389,253
Kellogg Co.	3,505	248,960
Kraft Heinz Co.	13,100	789,275
McCormick & Co., Inc.	1,356	159,384
Mondelez International, Inc., Class A	32,345	1,403,126

		3,479,326

Food-Retail — 0.2%
Kroger Co.	17,824	516,896

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	10,510	706,377

Gas-Distribution — 0.1%
NiSource, Inc.	7,398	193,680

Gold Mining — 0.2%
Newmont Mining Corp.	11,698	429,083

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	1,877	131,127

Home Decoration Products — 0.1%
Newell Brands, Inc.	10,650	278,923

Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,878	125,394

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	3,676	289,154

Human Resources — 0.0%
Robert Half International, Inc.	1,111	84,169

Independent Power Producers — 0.0%
NRG Energy, Inc.	3,017	95,548

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	854	160,176

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	3,076	504,987
Praxair, Inc.	3,025	506,687

		1,011,674

Instruments-Controls — 0.4%
Honeywell International, Inc.	6,715	1,072,050

Instruments-Scientific — 0.0%
PerkinElmer, Inc.	922	73,004

Insurance Brokers — 0.5%
Aon PLC	2,198	315,523
Arthur J. Gallagher & Co.	1,958	139,703

270

SunAmerica Series Trust SA Large Cap Value Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc.	4,784	$398,794
Willis Towers Watson PLC	1,677	267,348

		1,121,368

Insurance-Life/Health — 1.1%
Aflac, Inc.	16,976	790,063
Brighthouse Financial, Inc.†	2,626	114,047
Lincoln National Corp.	4,796	326,608
Principal Financial Group, Inc.	3,154	183,184
Prudential Financial, Inc.	9,210	929,381
Torchmark Corp.	1,343	118,278
Unum Group	4,850	192,691

		2,654,252

Insurance-Multi-line — 2.0%
Allstate Corp.	4,085	388,565
American International Group, Inc.(3)	19,684	1,086,754
Assurant, Inc.	1,155	127,396
Chubb, Ltd.	10,214	1,427,100
Cincinnati Financial Corp.	3,275	247,688
Hartford Financial Services Group, Inc.	7,853	413,853
Loews Corp.	5,742	291,579
MetLife, Inc.	22,290	1,019,545

		5,002,480

Insurance-Property/Casualty — 3.8%
Berkshire Hathaway, Inc., Class B†	42,205	8,351,103
Travelers Cos., Inc.	5,926	771,210
XL Group, Ltd.	5,664	318,487

		9,440,800

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	899	196,297

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	563	96,487

Internet Security — 0.1%
Symantec Corp.	7,496	151,569

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	655	104,807
Ameriprise Financial, Inc.	983	143,194
BlackRock, Inc.	1,109	557,561
Franklin Resources, Inc.	6,989	239,862
Invesco, Ltd.	9,007	243,099
Raymond James Financial, Inc.	1,480	135,553

		1,424,076

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	6,293	904,933

Machinery-Farming — 0.2%
Deere & Co.	3,200	463,328

Machinery-Pumps — 0.2%
Flowserve Corp.	2,869	127,183
Pentair PLC	3,560	158,954
Xylem, Inc.	1,223	93,633

		379,770

Medical Instruments — 0.6%
Medtronic PLC	16,926	1,527,233

Medical Labs & Testing Services — 0.3%
IQVIA Holdings, Inc.†	1,491	181,813
Laboratory Corp. of America Holdings†	942	165,170

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services (continued)
Quest Diagnostics, Inc.	2,978	$320,790

		667,773

Medical Products — 0.4%
Baxter International, Inc.	4,753	344,355
Henry Schein, Inc.†	3,377	268,167
Varian Medical Systems, Inc.†	943	108,869
Zimmer Biomet Holdings, Inc.	1,961	246,145

		967,536

Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	2,342	311,392
Amgen, Inc.	5,988	1,176,941
Biogen, Inc.†	1,434	479,487
Gilead Sciences, Inc.	9,979	776,666

		2,744,486

Medical-Drugs — 4.8%
Allergan PLC	7,435	1,368,709
Bristol-Myers Squibb Co.	13,262	779,143
Eli Lilly & Co.	8,169	807,179
Johnson & Johnson	27,054	3,585,196
Merck & Co., Inc.	37,165	2,448,059
Pfizer, Inc.	69,265	2,765,751

		11,754,037

Medical-Generic Drugs — 0.2%
Mylan NV†	11,303	421,715
Perrigo Co. PLC	1,807	145,500

		567,215

Medical-HMO — 0.9%
Aetna, Inc.	3,586	675,567
Anthem, Inc.	2,630	665,390
Humana, Inc.	3,019	948,509

		2,289,466

Medical-Hospitals — 0.3%
Envision Healthcare Corp.†	2,656	117,555
HCA Healthcare, Inc.	2,819	350,204
Universal Health Services, Inc., Class B	1,911	233,333

		701,092

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,567	291,888
Cardinal Health, Inc.	6,813	340,309
McKesson Corp.	4,431	556,534

		1,188,731

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	29,545	487,492

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,650	156,548

Multimedia — 1.5%
Twenty-First Century Fox, Inc., Class A	23,113	1,040,085
Twenty-First Century Fox, Inc., Class B	9,630	427,765
Viacom, Inc., Class B	7,740	224,847
Walt Disney Co.	17,279	1,962,203

		3,654,900

Networking Products — 1.0%
Cisco Systems, Inc.	55,687	2,355,003

271

SunAmerica Series Trust SA Large Cap Value Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,640	$191,347

Office Automation & Equipment — 0.0%
Xerox Corp.	4,691	121,825

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,388	146,504

Oil Companies-Exploration & Production — 3.7%
Anadarko Petroleum Corp.	11,295	826,229
Apache Corp.	8,380	385,480
Cabot Oil & Gas Corp.	5,346	125,631
Cimarex Energy Co.	1,423	140,308
Concho Resources, Inc.†	4,168	607,903
ConocoPhillips	25,657	1,851,666
Devon Energy Corp.	11,477	516,580
EOG Resources, Inc.	8,251	1,063,884
EQT Corp.	5,531	274,780
Hess Corp.	3,962	260,026
Marathon Oil Corp.	18,709	395,134
Newfield Exploration Co.†	4,380	125,794
Noble Energy, Inc.	10,623	383,384
Occidental Petroleum Corp.	16,792	1,409,352
Pioneer Natural Resources Co.	3,737	707,302

		9,073,453

Oil Companies-Integrated — 5.2%
Chevron Corp.	41,903	5,291,092
Exxon Mobil Corp.	92,839	7,567,307

		12,858,399

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	8,377	407,290

Oil Refining & Marketing — 1.5%
Andeavor	3,049	457,533
HollyFrontier Corp.	3,871	288,699
Marathon Petroleum Corp.	10,128	818,647
Phillips 66	9,203	1,135,098
Valero Energy Corp.	9,449	1,118,289

		3,818,266

Oil-Field Services — 1.4%
Baker Hughes a GE Co., LLC	9,131	315,750
Halliburton Co.	19,208	814,804
Schlumberger, Ltd.	30,373	2,050,785
TechnipFMC PLC	9,517	309,778

		3,491,117

Paper & Related Products — 0.2%
International Paper Co.	9,080	487,868

Pharmacy Services — 1.0%
CVS Health Corp.	22,293	1,445,924
Express Scripts Holding Co.†	12,317	978,709

		2,424,633

Pipelines — 0.8%
Kinder Morgan, Inc.	41,602	739,683
ONEOK, Inc.	9,014	634,946
Williams Cos., Inc.	18,149	539,933

		1,914,562

Publishing-Newspapers — 0.1%
News Corp., Class A	8,404	126,648
News Corp., Class B	2,670	40,851

		167,499

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities, Inc.	1,039	$132,410
Apartment Investment & Management Co., Class A	1,932	82,400
AvalonBay Communities, Inc.	1,697	300,114
Boston Properties, Inc.	1,896	238,005
Crown Castle International Corp.	2,911	322,626
Digital Realty Trust, Inc.	1,806	219,285
Duke Realty Corp.	7,829	227,980
Equity Residential	8,074	528,282
Essex Property Trust, Inc.	695	167,113
Federal Realty Investment Trust	851	106,800
GGP, Inc.	8,461	180,389
HCP, Inc.	10,302	266,822
Host Hotels & Resorts, Inc.	16,256	340,401
Iron Mountain, Inc.	3,394	119,163
Kimco Realty Corp.	9,317	155,501
Macerich Co.	2,381	140,622
Mid-America Apartment Communities, Inc.	2,495	251,446
Public Storage	1,446	314,982
Realty Income Corp.	6,236	347,782
Regency Centers Corp.	3,232	205,652
Simon Property Group, Inc.	3,463	610,215
SL Green Realty Corp.	1,939	199,930
UDR, Inc.	1,995	76,768
Ventas, Inc.	7,813	440,497
Vornado Realty Trust	1,328	95,510
Welltower, Inc.	8,157	510,628
Weyerhaeuser Co.	16,600	567,388

		7,148,711

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	2,590	126,418
Gap, Inc.	4,758	143,549
L Brands, Inc.	5,319	168,452
Ross Stores, Inc.	2,823	246,815
Tapestry, Inc.	3,850	181,412

		866,646

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	1,623	229,216
AutoZone, Inc.†	333	234,941
Genuine Parts Co.	3,218	313,144
O’Reilly Automotive, Inc.†	826	252,756

		1,030,057

Retail-Automobile — 0.1%
CarMax, Inc.†	1,952	145,775

Retail-Building Products — 0.2%
Lowe’s Cos., Inc.	5,768	572,993

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	5,378	403,511

Retail-Discount — 2.5%
Costco Wholesale Corp.	9,618	2,103,553
Dollar General Corp.	2,898	284,439
Target Corp.	11,691	943,230
Walmart, Inc.	31,723	2,830,643

		6,161,865

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	18,701	1,264,562

272

SunAmerica Series Trust SA Large Cap Value Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,579	$123,225

Retail-Jewelry — 0.1%
Tiffany & Co.	1,296	178,278

Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	2,576	135,008
TJX Cos., Inc.	7,563	735,578

		870,586

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	389	95,068

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	3,689	272,507
Macy’s, Inc.	6,718	266,906

		539,413

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	327	141,807
Darden Restaurants, Inc.	1,086	116,137
Starbucks Corp.	10,894	570,737
Yum! Brands, Inc.	3,898	309,072

		1,137,753

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	5,259	127,320

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	7,628	139,058

Semiconductor Components-Integrated Circuits — 0.5%
QUALCOMM, Inc.	21,132	1,354,350

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	312	72,712

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,522	140,980

Steel-Producers — 0.2%
Nucor Corp.	6,975	466,837

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	7,656	201,659

Telephone-Integrated — 4.1%
AT&T, Inc.	159,233	5,090,679
CenturyLink, Inc.	21,528	404,081
Verizon Communications, Inc.	90,604	4,678,790

		10,173,550

Television — 0.1%
CBS Corp., Class B	4,118	216,895

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	487	91,731

Tobacco — 1.0%
Altria Group, Inc.	18,261	1,071,555
Philip Morris International, Inc.	17,043	1,470,811

		2,542,366

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,241	210,461
Stanley Black & Decker, Inc.	1,150	171,891

		382,352

Toys — 0.1%
Hasbro, Inc.	1,147	114,253

Security Description	Shares/ Principal Amount	Value (Note 2)
Toys (continued)
Mattel, Inc.	5,507	$87,396

		201,649

Transport-Rail — 0.8%
Kansas City Southern	1,192	138,594
Norfolk Southern Corp.	3,408	575,952
Union Pacific Corp.	8,163	1,223,552

		1,938,098

Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	3,053	281,578
Expeditors International of Washington, Inc.	1,724	131,317
FedEx Corp.	2,318	569,927
United Parcel Service, Inc., Class B	7,712	924,592

		1,907,414

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	807	96,759

Water — 0.1%
American Water Works Co., Inc.	1,757	155,055

Total Common Stocks (cost $231,184,929)		241,512,395

EXCHANGE-TRADED FUNDS — 1.7%
iShares S&P 500 Value ETF (cost $3,895,634)	35,660	4,083,783

Total Long-Term Investment Securities (cost $235,080,563)		245,596,178

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.91% due 10/04/2018(2) (cost $99,663)	$100,000	99,663

TOTAL INVESTMENTS (cost $235,180,226)(1)	100.0%	245,695,841
Other assets less liabilities	0.0	84,759

NET ASSETS	100.0%	$245,780,600

†	Non-income producing security
#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(3)	Security represents an investment in an affiliated company (see Note 8).
ETF	— Exchange-Traded Funds

273

SunAmerica Series Trust SA Large Cap Value Index Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	September 2018	$553,208	$563,420	$10,212

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$241,512,395	$—	$—	$241,512,395
Exchange-Traded Funds	4,083,783	—	—	4,083,783
Short-Term Investment Securities	—	99,663	—	99,663

Total Investments at Value	$245,596,178	$99,663	$—	$245,695,841

Other Financial Instruments:+
Futures Contracts	$10,212	$—	$—	$10,212

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

274

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	10.2%
Diversified Banking Institutions	8.6
Banks-Super Regional	6.6
Oil Companies-Integrated	5.7
Computers	3.9
Medical-Biomedical/Gene	3.4
Electronic Components-Semiconductors	2.8
Insurance-Multi-line	2.5
Electric-Integrated	2.5
Retail-Discount	2.4
Telephone-Integrated	2.4
Networking Products	2.2
Enterprise Software/Service	2.1
Banks-Commercial	2.0
Multimedia	2.0
Medical-HMO	1.9
Oil Refining & Marketing	1.8
Oil Companies-Exploration & Production	1.8
Transport-Services	1.5
Computer Services	1.5
Chemicals-Diversified	1.5
Insurance-Property/Casualty	1.4
Exchange-Traded Funds	1.4
Finance-Credit Card	1.4
Insurance-Life/Health	1.3
Instruments-Controls	1.3
Banks-Fiduciary	1.2
Semiconductor Equipment	1.2
Diversified Manufacturing Operations	1.2
Aerospace/Defense-Equipment	1.2
Airlines	1.1
Auto-Cars/Light Trucks	1.0
Food-Misc./Diversified	0.9
Retail-Building Products	0.8
Investment Management/Advisor Services	0.8
Cruise Lines	0.8
Electronic Components-Misc.	0.6
Auto/Truck Parts & Equipment-Original	0.6
Pharmacy Services	0.5
Medical-Hospitals	0.5
Transport-Rail	0.4
Steel-Producers	0.4
Registered Investment Companies	0.4
Medical-Wholesale Drug Distribution	0.4
Agricultural Operations	0.4
Medical-Generic Drugs	0.4
Medical Labs & Testing Services	0.4
Building-Residential/Commercial	0.4
Finance-Investment Banker/Broker	0.4
Retail-Auto Parts	0.3
Insurance Brokers	0.3
Finance-Auto Loans	0.3
Apparel Manufacturers	0.3
Auto-Heavy Duty Trucks	0.3
Retail-Consumer Electronics	0.3
Finance-Consumer Loans	0.3
Cosmetics & Toiletries	0.2
Advertising Agencies	0.2
Food-Retail	0.2
Insurance-Reinsurance	0.2
Paper & Related Products	0.2

Retail-Regional Department Stores	0.2%
Rental Auto/Equipment	0.2
Wireless Equipment	0.2
Oil Field Machinery & Equipment	0.2
Cable/Satellite TV	0.2
Aerospace/Defense	0.2
Retail-Apparel/Shoe	0.2
Gold Mining	0.2
Containers-Paper/Plastic	0.2
Television	0.2
Retail-Automobile	0.2
Dialysis Centers	0.1
Food-Confectionery	0.1
E-Services/Consulting	0.1
Finance-Other Services	0.1
Telecommunication Equipment	0.1
Real Estate Management/Services	0.1
Retail-Restaurants	0.1
Semiconductor Components-Integrated Circuits	0.1
Building Products-Wood	0.1
Tools-Hand Held	0.1
Commercial Services-Finance	0.1
Retail-Major Department Stores	0.1
Shipbuilding	0.1
Coatings/Paint	0.1
Gas-Distribution	0.1
Retail-Drug Store	0.1
Electronic Parts Distribution	0.1
Oil & Gas Drilling	0.1
Machinery-Pumps	0.1
Professional Sports	0.1
Publishing-Newspapers	0.1
Recreational Vehicles	0.1
Power Converter/Supply Equipment	0.1
Savings & Loans/Thrifts	0.1
Home Furnishings	0.1

99.9%

*	Calculated as a percentage of net assets

275

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	64,000	$1,443,200
Omnicom Group, Inc.	30,100	2,071,783

		3,514,983

Aerospace/Defense — 0.2%
General Dynamics Corp.	5,400	1,078,704
Spirit AeroSystems Holdings, Inc., Class A	19,400	1,809,050

		2,887,754

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	124,900	16,953,926

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	92,600	4,468,876
Bunge, Ltd.	18,600	1,285,818

		5,754,694

Airlines — 1.1%
Alaska Air Group, Inc.	2,200	138,226
Delta Air Lines, Inc.	117,700	6,405,234
JetBlue Airways Corp.†	48,000	864,000
Southwest Airlines Co.	97,200	5,653,152
United Continental Holdings, Inc.†	36,700	2,950,680

		16,011,292

Apparel Manufacturers — 0.3%
Carter’s, Inc.	6,900	723,327
Hanesbrands, Inc.	6,400	142,464
Michael Kors Holdings, Ltd.†	17,100	1,141,083
PVH Corp.	12,600	1,934,352

		3,941,226

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	647,700	6,502,908
General Motors Co.	235,400	8,924,014

		15,426,922

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	58,200	3,824,904

Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	23,100	1,085,700
Aptiv PLC	42,200	4,138,554
BorgWarner, Inc.	35,400	1,629,108
Lear Corp.	11,600	2,089,508

		8,942,870

Banks-Commercial — 2.0%
BB&T Corp.	129,100	6,559,571
BOK Financial Corp.	10,300	1,002,499
CIT Group, Inc.	21,700	1,148,581
Citizens Financial Group, Inc.	81,100	3,226,158
Commerce Bancshares, Inc.	16,007	1,069,267
Cullen/Frost Bankers, Inc.	10,300	1,138,047
East West Bancorp, Inc.	24,000	1,553,760
M&T Bank Corp.	25,300	4,385,755
Prosperity Bancshares, Inc.	11,400	799,710
Regions Financial Corp.	188,500	3,507,985
Synovus Financial Corp.	19,400	958,748
Umpqua Holdings Corp.	28,500	607,050
Webster Financial Corp.	15,600	1,006,668
Western Alliance Bancorp†	14,000	794,080
Zions Bancorporation	33,100	1,711,270

		29,469,149

Security Description	Shares	Value (Note 2)
Banks-Fiduciary — 1.2%
Bank of New York Mellon Corp.	168,000	$8,982,960
Northern Trust Corp.	32,000	3,495,040
State Street Corp.	60,800	5,369,248

		17,847,248

Banks-Super Regional — 6.6%
Capital One Financial Corp.	75,500	7,121,160
Comerica, Inc.	24,900	2,413,806
Fifth Third Bancorp	116,600	3,450,194
Huntington Bancshares, Inc.	178,300	2,752,952
KeyCorp	176,000	3,673,120
PNC Financial Services Group, Inc.	78,900	11,427,087
SunTrust Banks, Inc.	77,600	5,592,632
US Bancorp	274,200	14,535,342
Wells Fargo & Co.	812,200	46,530,938

		97,497,231

Building Products-Wood — 0.1%
Masco Corp.	40,000	1,613,200

Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	50,000	2,185,000
NVR, Inc.†	600	1,655,658
PulteGroup, Inc.	49,200	1,401,708

		5,242,366

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	82,500	2,951,850

Chemicals-Diversified — 1.5%
Celanese Corp., Series A	23,000	2,716,530
Eastman Chemical Co.	24,000	2,486,880
Huntsman Corp.	36,500	1,223,845
LyondellBasell Industries NV, Class A	75,500	8,364,645
PPG Industries, Inc.	41,300	4,570,258
Westlake Chemical Corp.	20,500	2,198,010

		21,560,168

Coatings/Paint — 0.1%
RPM International, Inc.	19,100	1,229,467

Commercial Services-Finance — 0.1%
Western Union Co.	76,700	1,546,272

Computer Services — 1.5%
International Business Machines Corp.	154,500	22,391,685

Computers — 3.9%
Apple, Inc.	249,600	47,496,384
Hewlett Packard Enterprise Co.	200,400	3,094,176
HP, Inc.	273,100	6,303,148

		56,893,708

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	6,200	705,932

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	13,700	1,546,730
Sonoco Products Co.	15,800	881,956

		2,428,686

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co.	45,200	3,655,776

Cruise Lines — 0.8%
Carnival Corp.	89,200	5,284,208
Norwegian Cruise Line Holdings, Ltd.†	35,400	1,771,062
Royal Caribbean Cruises, Ltd.	35,400	3,991,704

		11,046,974

276

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Dialysis Centers — 0.1%
DaVita, Inc.†	31,000	$2,178,680

Diversified Banking Institutions — 8.6%
Citigroup, Inc.	429,500	30,876,755
Goldman Sachs Group, Inc.	63,000	14,958,090
JPMorgan Chase & Co.	576,100	66,222,695
Morgan Stanley	300,700	15,203,392

		127,260,932

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	10,300	1,265,252
Crane Co.	1,100	99,627
Dover Corp.	20,400	1,692,792
Eaton Corp. PLC	73,200	6,088,044
Ingersoll-Rand PLC	42,200	4,157,122
Parker-Hannifin Corp.	17,200	2,907,660
Trinity Industries, Inc.	22,900	872,490

		17,082,987

E-Services/Consulting — 0.1%
CDW Corp.	25,300	2,127,477

Electric-Integrated — 2.5%
AES Corp.	89,200	1,191,712
Ameren Corp.	40,000	2,482,400
American Electric Power Co., Inc.	76,800	5,463,552
DTE Energy Co.	27,500	2,984,850
Duke Energy Corp.	92,800	7,574,336
Eversource Energy	49,200	2,987,424
OGE Energy Corp.	26,500	960,360
Pinnacle West Capital Corp.	17,400	1,399,482
Public Service Enterprise Group, Inc.	83,400	4,300,104
WEC Energy Group, Inc.	52,800	3,504,336
Xcel Energy, Inc.	73,200	3,430,152

		36,278,708

Electronic Components-Misc. — 0.6%
Corning, Inc.	189,700	6,294,246
Garmin, Ltd.	29,700	1,854,765
Gentex Corp.	45,700	1,060,240

		9,209,251

Electronic Components-Semiconductors — 2.8%
Intel Corp.	776,800	37,364,080
Qorvo, Inc.†	20,200	1,651,552
Skyworks Solutions, Inc.	24,100	2,279,378

		41,295,010

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	14,800	1,122,432

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	13,800	722,430

Enterprise Software/Service — 2.1%
Oracle Corp.	642,000	30,610,560

Finance-Auto Loans — 0.3%
Ally Financial, Inc.	72,000	1,926,720
Credit Acceptance Corp.†	2,600	997,360
Santander Consumer USA Holdings, Inc.	59,400	1,142,856

		4,066,936

Finance-Consumer Loans — 0.3%
Synchrony Financial	126,801	3,669,621

Security Description	Shares	Value (Note 2)
Finance-Credit Card — 1.4%
Alliance Data Systems Corp.	9,300	$2,091,384
American Express Co.	144,100	14,340,832
Discover Financial Services	64,000	4,570,240

		21,002,456

Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	43,400	2,595,754
Jefferies Financial Group, Inc.	59,400	1,440,450
Lazard, Ltd., Class A	21,700	1,178,310

		5,214,514

Finance-Other Services — 0.1%
Nasdaq, Inc.	21,700	1,983,380

Food-Confectionery — 0.1%
J.M. Smucker Co.	19,300	2,144,616

Food-Misc./Diversified — 0.9%
Conagra Brands, Inc.	50,300	1,846,513
Kellogg Co.	45,900	3,260,277
Mondelez International, Inc., Class A	195,200	8,467,776

		13,574,566

Food-Retail — 0.2%
Kroger Co.	118,900	3,448,100

Gas-Distribution — 0.1%
UGI Corp.	22,900	1,216,906

Gold Mining — 0.2%
Newmont Mining Corp.	70,600	2,589,608

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,600	111,776

Home Furnishings — 0.1%
Leggett & Platt, Inc.	17,400	758,118

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	5,800	453,734

Instruments-Controls — 1.3%
Honeywell International, Inc.	118,900	18,982,385

Insurance Brokers — 0.3%
Aon PLC	32,400	4,651,020

Insurance-Life/Health — 1.3%
Aflac, Inc.	129,100	6,008,314
Lincoln National Corp.	36,500	2,485,650
Prudential Financial, Inc.	69,700	7,033,427
Torchmark Corp.	47,400	4,174,518

		19,701,909

Insurance-Multi-line — 2.5%
Allstate Corp.	60,700	5,773,784
American Financial Group, Inc.	28,700	3,234,203
Chubb, Ltd.	76,900	10,744,468
Cincinnati Financial Corp.	27,500	2,079,825
Hartford Financial Services Group, Inc.	59,400	3,130,380
Loews Corp.	54,800	2,782,744
MetLife, Inc.	174,800	7,995,352
Voya Financial, Inc.	28,600	1,444,872

		37,185,628

Insurance-Property/Casualty — 1.4%
Alleghany Corp.	2,400	1,510,248
FNF Group	38,900	1,575,450
Markel Corp.†	2,350	2,749,500
Progressive Corp.	10,500	630,105

277

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Travelers Cos., Inc.	100,700	$13,105,098
WR Berkley Corp.	20,500	1,554,105

		21,124,506

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	5,500	1,200,925
Reinsurance Group of America, Inc.	11,500	1,627,250
RenaissanceRe Holdings, Ltd.	4,700	619,695

		3,447,870

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	26,300	3,831,121
BlackRock, Inc.	2,900	1,458,004
Raymond James Financial, Inc.	20,200	1,850,118
T. Rowe Price Group, Inc.	37,700	4,489,316

		11,628,559

Machinery-Pumps — 0.1%
Pentair PLC	24,000	1,071,600

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	17,300	3,033,382
Quest Diagnostics, Inc.	20,600	2,219,032

		5,252,414

Medical-Biomedical/Gene — 3.4%
Amgen, Inc.	110,900	21,797,395
Biogen, Inc.†	35,500	11,870,135
Gilead Sciences, Inc.	217,300	16,912,459
United Therapeutics Corp.†	800	98,328

		50,678,317

Medical-Drugs — 10.2%
AbbVie, Inc.	209,900	19,359,077
Bristol-Myers Squibb Co.	209,300	12,296,375
Johnson & Johnson	420,400	55,711,408
Merck & Co., Inc.	356,000	23,449,720
Pfizer, Inc.	988,200	39,458,826

		150,275,406

Medical-Generic Drugs — 0.4%
Mylan NV†	89,200	3,328,052
Perrigo Co. PLC	24,000	1,932,480

		5,260,532

Medical-HMO — 1.9%
Aetna, Inc.	51,500	9,702,085
Anthem, Inc.	42,300	10,701,900
Cigna Corp.	40,000	7,176,800

		27,580,785

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	58,400	7,255,032

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	24,400	1,996,652
McKesson Corp.	31,000	3,893,600

		5,890,252

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,000	128,670

Multimedia — 2.0%
Viacom, Inc., Class B	46,700	1,356,635
Walt Disney Co.	244,600	27,776,776

		29,133,411

Security Description	Shares	Value (Note 2)
Networking Products — 2.2%
Cisco Systems, Inc.	780,100	$32,990,429

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	18,200	1,116,570

Oil Companies-Exploration & Production — 1.8%
Antero Resources Corp.†	41,900	860,626
Apache Corp.	10,000	460,000
ConocoPhillips	193,100	13,936,027
Devon Energy Corp.	66,200	2,979,662
Energen Corp.†	16,000	1,186,880
Hess Corp.	52,900	3,471,827
Marathon Oil Corp.	140,600	2,969,472
Newfield Exploration Co.†	26,500	761,080

		26,625,574

Oil Companies-Integrated — 5.7%
Chevron Corp.	296,100	37,388,547
Exxon Mobil Corp.	560,000	45,645,600
Murphy Oil Corp.	22,900	761,654

		83,795,801

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	62,900	3,058,198

Oil Refining & Marketing — 1.8%
HollyFrontier Corp.	27,300	2,036,034
Marathon Petroleum Corp.	82,400	6,660,392
Phillips 66	81,100	10,002,874
Valero Energy Corp.	69,700	8,248,995

		26,948,295

Paper & Related Products — 0.2%
International Paper Co.	64,000	3,438,720

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	93,700	7,445,402

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	7,400	912,050

Professional Sports — 0.1%
Madison Square Garden Co., Class A†	3,200	998,976

Publishing-Newspapers — 0.1%
News Corp., Class A	64,000	964,480

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	8,900	443,220
Jones Lang LaSalle, Inc.	7,800	1,333,878

		1,777,098

Recreational Vehicles — 0.1%
Brunswick Corp.	14,800	951,640

Rental Auto/Equipment — 0.2%
AMERCO	3,500	1,319,780
United Rentals, Inc.†	12,700	1,889,760

		3,209,540

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	14,800	722,388
Gap, Inc.	64,000	1,930,880

		2,653,268

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	4,600	3,245,438
Genuine Parts Co.	19,400	1,887,814

		5,133,252

278

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Automobile — 0.2%
CarMax, Inc.†	29,700	$2,217,996

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	123,400	12,258,556

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	49,200	3,691,476

Retail-Discount — 2.4%
Dollar General Corp.	41,300	4,053,595
Dollar Tree, Inc.†	31,500	2,875,320
Target Corp.	90,400	7,293,472
Walmart, Inc.	235,700	21,031,511

		35,253,898

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	17,800	1,203,636

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	27,500	1,441,275

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	25,300	1,868,911
Macy’s, Inc.	37,700	1,497,821

		3,366,732

Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	15,700	1,678,958

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	81,100	873,447

Semiconductor Components-Integrated Circuits — 0.1%
Marvell Technology Group, Ltd.	77,600	1,653,656

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	155,400	7,557,102
KLA-Tencor Corp.	26,300	3,088,146
Lam Research Corp.	27,600	5,261,664
Teradyne, Inc.	32,000	1,384,000

		17,290,912

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,900	1,374,995

Steel-Producers — 0.4%
Nucor Corp.	52,900	3,540,597
Reliance Steel & Aluminum Co.	12,300	1,109,460
Steel Dynamics, Inc.	39,000	1,836,510

		6,486,567

Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.1%
ARRIS International PLC†	27,500	$694,650
Juniper Networks, Inc.	46,200	1,216,908

		1,911,558

Telephone-Integrated — 2.4%
Verizon Communications, Inc.	677,400	34,980,936

Television — 0.2%
CBS Corp., Class B	45,200	2,380,684

Tools-Hand Held — 0.1%
Snap-on, Inc.	9,300	1,577,187

Transport-Rail — 0.4%
Kansas City Southern	13,700	1,592,899
Norfolk Southern Corp.	29,400	4,968,600

		6,561,499

Transport-Services — 1.5%
FedEx Corp.	35,300	8,679,211
United Parcel Service, Inc., Class B	114,400	13,715,416

		22,394,627

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	25,300	3,068,890

Total Common Stocks (cost $1,156,315,203)		1,444,396,155

EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell 1000 Value ETF (cost $20,717,749)	167,600	21,003,632

Total Long-Term Investment Securities (cost $1,177,032,952)		1,465,399,787

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(1) (cost $6,257,517)	6,257,517	6,257,517

TOTAL INVESTMENTS (cost $1,183,290,469)(2)	99.9%	1,471,657,304
Other assets less liabilities	0.1	1,121,786

NET ASSETS	100.0%	$1,472,779,090

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2018.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,444,396,155	$—	$—	$1,444,396,155
Exchange-Traded Funds	21,003,632	—	—	21,003,632
Short-Term Investment Securities	6,257,517	—	—	6,257,517

Total Investments at Value	$1,471,657,304	$—	$—	$1,471,657,304

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

279

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Registered Investment Companies	7.3%
United States Treasury Notes	6.4
Exchange-Traded Funds	6.0
Diversified Banking Institutions	3.8
Medical-Drugs	3.7
Banks-Commercial	2.4
Banks-Super Regional	2.2
Federal National Mtg. Assoc.	2.1
Federal Home Loan Mtg. Corp.	2.0
Medical-HMO	2.0
Applications Software	2.0
Oil Companies-Integrated	2.0
Telephone-Integrated	1.9
United States Treasury Bonds	1.9
Insurance-Property/Casualty	1.8
Finance-Credit Card	1.7
Insurance-Multi-line	1.7
Computers	1.6
Enterprise Software/Service	1.6
Medical-Biomedical/Gene	1.4
Retail-Restaurants	1.2
Oil Companies-Exploration & Production	1.1
Real Estate Investment Trusts	1.1
Auto-Cars/Light Trucks	1.1
Aerospace/Defense	1.0
Food-Retail	1.0
Electric-Integrated	0.9
Retail-Building Products	0.9
Cable/Satellite TV	0.9
Transport-Services	0.9
Chemicals-Diversified	0.8
Oil Refining & Marketing	0.8
Web Portals/ISP	0.8
Computer Services	0.8
Networking Products	0.7
Diversified Manufacturing Operations	0.7
Electronic Components-Semiconductors	0.7
Food-Misc./Diversified	0.7
Telecom Services	0.7
Building & Construction-Misc.	0.7
Retail-Discount	0.7
Beverages-Non-alcoholic	0.7
Pipelines	0.6
Aerospace/Defense-Equipment	0.6
Cosmetics & Toiletries	0.6
Multimedia	0.6
Building-Residential/Commercial	0.6
Transport-Rail	0.6
Non-Hazardous Waste Disposal	0.6
Insurance-Life/Health	0.6
Insurance-Reinsurance	0.6
Pharmacy Services	0.5
Instruments-Controls	0.5
Machinery-Construction & Mining	0.5
Medical Products	0.5
Electronic Forms	0.5
Investment Management/Advisor Services	0.4
E-Commerce/Products	0.4
Internet Content-Entertainment	0.4
Commercial Services-Finance	0.4
Tobacco	0.4

Banks-Fiduciary	0.4%
Gas-Distribution	0.4
Retail-Major Department Stores	0.4
Medical-Wholesale Drug Distribution	0.4
Oil-Field Services	0.3
Medical Labs & Testing Services	0.3
Finance-Other Services	0.3
Retail-Apparel/Shoe	0.3
Diagnostic Equipment	0.3
Commercial Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Distribution/Wholesale	0.3
Import/Export	0.3
Airlines	0.3
Food-Confectionery	0.3
Brewery	0.3
Rubber-Tires	0.3
Steel-Producers	0.3
Computer Software	0.3
Agricultural Operations	0.3
Gold Mining	0.2
Diversified Operations	0.2
Consumer Products-Misc.	0.2
Medical Instruments	0.2
Semiconductor Equipment	0.2
Advertising Agencies	0.2
Electronic Components-Misc.	0.2
Wireless Equipment	0.2
Finance-Investment Banker/Broker	0.2
Human Resources	0.2
Soap & Cleaning Preparation	0.2
Gambling (Non-Hotel)	0.2
Electric Products-Misc.	0.2
Real Estate Management/Services	0.2
Retail-Drug Store	0.2
Building-Heavy Construction	0.2
Agricultural Chemicals	0.2
Medical-Generic Drugs	0.2
Metal-Diversified	0.2
Machinery-Electrical	0.2
Savings & Loans/Thrifts	0.2
Building Products-Cement	0.2
Real Estate Operations & Development	0.2
Warehousing & Harbor Transportation Services	0.2
Industrial Gases	0.2
Apparel Manufacturers	0.1
Rental Auto/Equipment	0.1
Internet Security	0.1
Computers-Memory Devices	0.1
Semiconductor Components-Integrated Circuits	0.1
Diversified Minerals	0.1
Beverages-Wine/Spirits	0.1
Paper & Related Products	0.1
Machinery-Farming	0.1
Transport-Marine	0.1
Security Services	0.1
Finance-Consumer Loans	0.1
Television	0.1
Finance-Leasing Companies	0.1
Building & Construction Products-Misc.	0.1
Food-Dairy Products	0.1

280

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Coal	0.1%
Dental Supplies & Equipment	0.1
Cellular Telecom	0.1
Electric-Generation	0.1
Software Tools	0.1
Audio/Video Products	0.1
Oil Field Machinery & Equipment	0.1
Chemicals-Specialty	0.1
Containers-Paper/Plastic	0.1
Casino Services	0.1
Female Health Care Products	0.1
Office Furnishings-Original	0.1
Machinery-General Industrial	0.1
Electric-Distribution	0.1
Machine Tools & Related Products	0.1
Hotels/Motels	0.1
Schools	0.1
Therapeutics	0.1
Photo Equipment & Supplies	0.1
Casino Hotels	0.1

99.3%

*	Calculated as a percentage of net assets

281

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.6%
Advanced Materials — 0.0%
Rogers Corp.†	22	$2,565

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	67	1,511
Omnicom Group, Inc.	478	32,901
WPP PLC	1,252	19,602

		54,014

Aerospace/Defense — 0.6%
Dassault Aviation SA	1	1,847
Esterline Technologies Corp.†	45	3,839
General Dynamics Corp.	8	1,598
Lockheed Martin Corp.	150	48,915
Meggitt PLC	5,629	42,094
Raytheon Co.	329	65,152
Spirit AeroSystems Holdings, Inc., Class A	20	1,865

		165,310

Aerospace/Defense-Equipment — 0.2%
AAR Corp.	77	3,651
Moog, Inc., Class A	21	1,575
Safran SA	42	5,205
Triumph Group, Inc.	83	1,730
United Technologies Corp.	365	49,545

		61,706

Agricultural Chemicals — 0.2%
China BlueChemical, Ltd.	14,000	5,204
Incitec Pivot, Ltd.	7,080	19,960
Nutrien, Ltd.	300	16,293
OCI NV†	104	3,135

		44,592

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	948	45,750
Bunge, Ltd.	283	19,564

		65,314

Airlines — 0.3%
Alaska Air Group, Inc.	3	189
Cathay Pacific Airways, Ltd.	5,690	8,815
Delta Air Lines, Inc.	123	6,694
Deutsche Lufthansa AG	1,400	39,283
JetBlue Airways Corp.†	50	900
Qantas Airways, Ltd.	1,614	8,068
Southwest Airlines Co.	102	5,932
United Continental Holdings, Inc.†	38	3,055

		72,936

Airport Development/Maintenance — 0.0%
Aena SME SA*	39	7,079
Flughafen Zurich AG	22	4,610

		11,689

Apparel Manufacturers — 0.1%
Burberry Group PLC	142	3,924
Carter’s, Inc.	7	734
Columbia Sportswear Co.	38	3,305
Gildan Activewear, Inc.	100	2,576
Hanesbrands, Inc.	10	223
Michael Kors Holdings, Ltd.†	18	1,201
Oxford Industries, Inc.	65	5,988
PRADA SpA	3,540	16,842

Security Description	Shares	Value (Note 2)
Apparel Manufacturers (continued)
PVH Corp.	13	$1,996

		36,789

Applications Software — 1.7%
Appfolio, Inc., Class A†	37	2,671
Microsoft Corp.	3,218	341,366
New Relic, Inc.†	74	7,230
Rapid7, Inc.†	202	5,618
Red Hat, Inc.†	454	64,118
TomTom NV†	1,260	12,856
TravelSky Technology, Ltd.	3,590	10,203

		444,062

Athletic Equipment — 0.0%
Nautilus, Inc.†	221	3,149

Athletic Footwear — 0.0%
adidas AG	20	4,422

Auction Houses/Art Dealers — 0.0%
Sotheby’s†	23	1,222

Audio/Video Products — 0.1%
Sony Corp.	316	17,090

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	241	23,307
Fiat Chrysler Automobiles NV†	296	5,060
Ford Motor Co.	4,497	45,150
General Motors Co.	247	9,364
Honda Motor Co., Ltd.	1,264	38,061
Mazda Motor Corp.	500	6,224
Nissan Motor Co., Ltd.	300	2,835
Peugeot SA	385	11,069
Subaru Corp.	1,500	43,748
Toyota Motor Corp.	200	13,107
UMW Holdings Bhd	3,400	5,020

		202,945

Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	61	4,009
Volvo AB, Class B	226	3,958

		7,967

Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	24	1,128
Aptiv PLC	44	4,315
BorgWarner, Inc.	37	1,703
Cooper-Standard Holding, Inc.†	7	944
Dana, Inc.	410	8,754
Georg Fischer AG	3	3,880
JTEKT Corp.	400	5,794
Lear Corp.	12	2,162
Linamar Corp.	100	4,570
Magna International, Inc.	100	6,091
Meritor, Inc.†	166	3,420
NGK Spark Plug Co., Ltd.	300	8,646
NOK Corp.	300	6,023
Rheinmetall AG	37	4,470
Sumitomo Electric Industries, Ltd.	600	9,230
Tenneco, Inc.	63	2,904
Tower International, Inc.	138	4,457

		78,491

282

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial — 2.0%
Australia & New Zealand Banking Group, Ltd.	444	$9,679
Banco Bilbao Vizcaya Argentaria SA	909	6,666
Banco de Sabadell SA	2,220	3,700
Bancorp, Inc.†	451	4,379
Bank Hapoalim B.M.	810	5,726
Bank Leumi Le-Israel B.M.	796	4,987
Bankinter SA	5,232	50,516
Banner Corp.	66	4,156
BB&T Corp.	135	6,859
BOC Hong Kong Holdings, Ltd.	1,000	4,840
BOK Financial Corp.	11	1,071
CaixaBank SA	1,175	5,432
Central Pacific Financial Corp.	147	4,051
China Construction Bank Corp.	28,680	25,971
CIT Group, Inc.	23	1,217
Citizens Financial Group, Inc.	85	3,381
Commerce Bancshares, Inc.	17	1,136
Commerzbank AG†	607	6,554
Commonwealth Bank of Australia	46	2,560
Cullen/Frost Bankers, Inc.	11	1,215
Customers Bancorp, Inc.†	118	3,005
Danske Bank A/S	1,523	44,287
DBS Group Holdings, Ltd.	200	3,928
DNB ASA	1,879	37,991
East West Bancorp, Inc.	25	1,619
Erste Group Bank AG	195	8,423
Financial Institutions, Inc.	71	2,251
First BanCorp./Puerto Rico†	855	7,028
First Connecticut Bancorp, Inc.	142	4,416
First Financial Bancorp	212	6,434
First Financial Corp.	76	3,906
First Internet Bancorp	125	3,975
Fukuoka Financial Group, Inc.	2,000	10,971
Grupo Financiero Banorte SAB de CV, Class O	400	2,790
Hachijuni Bank, Ltd.	900	3,967
Hancock Holding Co.†	123	6,181
ING Groep NV	406	6,203
Jyske Bank A/S	115	6,509
KBC Group NV	28	2,152
M&T Bank Corp.	26	4,507
Mediobanca Banca di Credito Finanziario SpA	271	2,807
Midland States Bancorp, Inc.	49	1,650
Mizrahi Tefahot Bank, Ltd.	484	9,410
National Bank of Canada	700	34,315
Northeast Bancorp	201	4,311
Old Second Bancorp, Inc.	287	4,449
Oversea-Chinese Banking Corp., Ltd.	700	5,961
Peapack Gladstone Financial Corp.	110	3,617
Peoples Bancorp, Inc.	98	3,550
Prosperity Bancshares, Inc.	12	842
Raiffeisen Bank International AG	168	5,600
Regions Financial Corp.	198	3,685
Republic Bancorp, Inc., Class A	98	4,691
Resona Holdings, Inc.	1,300	7,404
Sandy Spring Bancorp, Inc.	142	5,554
Skandinaviska Enskilda Banken AB, Class A	434	4,640
Standard Bank Group, Ltd.	184	2,848
Standard Chartered PLC	2,112	19,044

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
State Bank Financial Corp.	211	$6,636
Synovus Financial Corp.	20	988
Toronto-Dominion Bank	700	41,526
Triumph Bancorp, Inc.†	116	4,449
Umpqua Holdings Corp.	30	639
Webster Financial Corp.	16	1,032
Western Alliance Bancorp†	15	851
Wintrust Financial Corp.	82	7,194
Zions Bancorporation	34	1,758

		514,090

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	463	24,757
Northern Trust Corp.	33	3,604
State Street Corp.	64	5,652

		34,013

Banks-Super Regional — 0.8%
Capital One Financial Corp.	79	7,451
Comerica, Inc.	26	2,521
Fifth Third Bancorp	122	3,610
Huntington Bancshares, Inc.	187	2,887
KeyCorp	185	3,861
PNC Financial Services Group, Inc.	211	30,559
SunTrust Banks, Inc.	81	5,838
US Bancorp	949	50,307
Wells Fargo & Co.	1,653	94,700

		201,734

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	2,148	100,161
PepsiCo, Inc.	626	71,990

		172,151

Beverages-Wine/Spirits — 0.1%
Diageo PLC	793	29,142

Brewery — 0.3%
Anheuser-Busch InBev NV ADR	313	31,838
Asahi Group Holdings, Ltd.	800	38,854

		70,692

Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc.†	239	4,285
Wienerberger AG	670	16,436

		20,721

Building & Construction-Misc. — 0.7%
China Machinery Engineering Corp.	13,790	7,385
Eiffage SA	52	5,819
EMCOR Group, Inc.	76	5,848
Ferrovial SA	263	5,435
HOCHTIEF AG	24	4,312
Kajima Corp.	6,000	46,827
Obayashi Corp.	4,900	51,182
Taisei Corp.	1,000	55,654

		182,462

Building Products-Cement — 0.2%
Cemex SAB de CV ADR†	1,340	9,983
Continental Building Products, Inc.†	150	4,785
Vulcan Materials Co.	224	25,088

		39,856

283

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Doors & Windows — 0.0%
AGC, Inc.	200	$8,386

Building Products-Wood — 0.0%
Boise Cascade Co.	107	4,628
Masco Corp.	42	1,694

		6,322

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	209	9,175
Bouygues SA	386	16,968
China Railway Group, Ltd., Class H	10,000	8,674
Orion Group Holdings, Inc.†	537	4,924
Primoris Services Corp.	187	5,051

		44,792

Building-Residential/Commercial — 0.6%
Barratt Developments PLC	573	4,013
Bellway PLC	98	3,749
Berkeley Group Holdings PLC	741	36,280
D.R. Horton, Inc.	52	2,272
Haseko Corp.	500	6,635
KB Home	169	4,014
Lennar Corp., Class A	270	14,113
MDC Holdings, Inc.	127	3,688
NVR, Inc.†	1	2,760
Persimmon PLC	117	3,808
PulteGroup, Inc.	51	1,453
Sekisui House, Ltd.	2,800	47,712
Taylor Wimpey PLC	14,225	32,637

		163,134

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	3,696	132,243

Casino Hotels — 0.1%
Caesars Entertainment Corp.†	254	2,870
Crown Resorts, Ltd.	439	4,399
Wynn Macau, Ltd.	1,600	4,731

		12,000

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	257	6,162
Scientific Games Corp.†	92	4,420
Sega Sammy Holdings, Inc.	300	4,780

		15,362

Cellular Telecom — 0.1%
Telstra Corp., Ltd.	531	1,120
Turkcell Iletisim Hizmet AS ADR	356	2,310
Vodafone Group PLC	5,779	14,102

		17,532

Chemicals-Diversified — 0.8%
AdvanSix, Inc.†	34	1,376
BASF SE	314	30,160
Celanese Corp., Series A	24	2,835
Covestro AG*	85	8,158
DowDuPont, Inc.	423	29,090
Eastman Chemical Co.	25	2,590
Huntsman Corp.	38	1,274
Koppers Holdings, Inc.†	83	3,117
LyondellBasell Industries NV, Class A	486	53,844
Mitsubishi Gas Chemical Co., Inc.	400	8,935

Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
Nitto Denko Corp.	100	$7,250
PPG Industries, Inc.	639	70,712
Westlake Chemical Corp.	21	2,252

		221,593

Chemicals-Plastics — 0.0%
A. Schulman, Inc.	111	4,812

Chemicals-Specialty — 0.1%
Daicel Corp.	300	3,305
IMCD NV	77	5,584
Tronox, Ltd., Class A	204	3,764
Valhi, Inc.	780	4,181

		16,834

Circuit Boards — 0.0%
TTM Technologies, Inc.†	226	3,923

Coal — 0.1%
China Shenhua Energy Co., Ltd.	2,500	5,636
Peabody Energy Corp.	141	5,991
SunCoke Energy, Inc.†	360	4,107
Warrior Met Coal, Inc.	187	4,838

		20,572

Coatings/Paint — 0.0%
Akzo Nobel NV	110	10,155
RPM International, Inc.	20	1,287

		11,442

Commercial Services — 0.3%
Ecolab, Inc.	455	64,019
HMS Holdings Corp.†	180	4,307
Medifast, Inc.	61	10,472

		78,798

Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	455	61,420
Everi Holdings, Inc.†	217	1,595
Liberty Tax, Inc.†	405	4,172
PayPal Holdings, Inc.†	354	29,078
Travelport Worldwide, Ltd.	275	5,197
Western Union Co.	81	1,633

		103,095

Computer Data Security — 0.0%
Check Point Software Technologies, Ltd.†	27	3,042

Computer Services — 0.8%
Atos SE	14	1,879
CACI International, Inc., Class A†	18	3,154
Capgemini SE	413	52,996
Computershare, Ltd.	331	4,468
Fujitsu, Ltd.	1,000	6,819
Indra Sistemas SA†	1,050	12,742
Infosys, Ltd. ADR	860	17,355
International Business Machines Corp.	666	96,523
Science Applications International Corp.	58	4,893

		200,829

Computer Software — 0.3%
Akamai Technologies, Inc.†	465	34,996
Box, Inc., Class A†	187	4,480
Splunk, Inc.†	240	23,064
TiVo Corp.	387	4,702

		67,242

284

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers — 1.3%
Apple, Inc.	1,498	$285,054
Hewlett Packard Enterprise Co.	210	3,242
HP, Inc.	2,394	55,254

		343,550

Computers-Integrated Systems — 0.0%
Super Micro Computer, Inc.†	170	3,757

Computers-Memory Devices — 0.1%
Western Digital Corp.	470	32,971

Computers-Periphery Equipment — 0.0%
Logitech International SA	203	8,938

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	532	60,574

Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	74	4,029

Containers-Paper/Plastic — 0.1%
Greatview Aseptic Packaging Co., Ltd.	20,830	13,550
Packaging Corp. of America	14	1,581
Sonoco Products Co.	16	893

		16,024

Cosmetics & Toiletries — 0.4%
Oriflame Holding AG	174	5,791
Procter & Gamble Co.	1,121	90,666
Unicharm Corp.	200	6,099
Unilever NV CVA	167	9,605

		112,161

Cruise Lines — 0.0%
Carnival Corp.	94	5,569
Norwegian Cruise Line Holdings, Ltd.†	37	1,851
Royal Caribbean Cruises, Ltd.	37	4,172

		11,592

Data Processing/Management — 0.0%
Bottomline Technologies (de), Inc.†	42	2,264
CommVault Systems, Inc.†	110	7,139

		9,403

Decision Support Software — 0.0%
QAD, Inc., Class B	103	4,017

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	376	18,089

Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	350	82,085

Dialysis Centers — 0.0%
DaVita, Inc.†	32	2,249
Fresenius Medical Care AG & Co. KGaA	49	4,787

		7,036

Distribution/Wholesale — 0.3%
Essendant, Inc.	271	4,507
Fastenal Co.	345	19,641
Ferguson PLC	61	4,807
H&E Equipment Services, Inc.	49	1,803
Inchcape PLC	414	3,830
Triton International, Ltd.	82	2,886
Veritiv Corp.†	140	5,362
WW Grainger, Inc.	98	33,963

		76,799

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions — 2.3%
Banco Santander SA	5,695	$31,847
Bank of America Corp.	1,646	50,828
Barclays PLC	6,346	16,137
BNP Paribas SA	633	41,181
Citigroup, Inc.	897	64,485
Credit Suisse Group AG	1,350	21,767
Goldman Sachs Group, Inc.	66	15,670
HSBC Holdings PLC	1,071	10,257
JPMorgan Chase & Co.	2,083	239,441
Lloyds Banking Group PLC	9,808	8,024
Mitsubishi UFJ Financial Group, Inc.	1,200	7,378
Mizuho Financial Group, Inc.	4,300	7,485
Morgan Stanley	316	15,977
Natixis SA	826	5,936
Royal Bank of Scotland Group PLC†	3,530	11,818
Sumitomo Mitsui Financial Group, Inc.	405	16,073
UBS Group AG	1,626	26,783
UniCredit SpA	1,121	19,818

		610,905

Diversified Manufacturing Operations — 0.3%
3M Co.	238	50,532
Carlisle Cos., Inc.	11	1,351
Crane Co.	2	181
Dover Corp.	21	1,743
Eaton Corp. PLC	77	6,404
Federal Signal Corp.	196	4,655
Harsco Corp.†	255	6,464
Ingersoll-Rand PLC	44	4,335
Parker-Hannifin Corp.	18	3,043
Siemens AG	30	4,235
Trelleborg AB, Class B	80	1,664
Trinity Industries, Inc.	24	914

		85,521

Diversified Minerals — 0.1%
Anglo American PLC	282	6,431
BHP Billiton PLC	611	14,114
Lundin Mining Corp.	700	3,875
Teck Resources, Ltd., Class B	200	5,217

		29,637

Diversified Operations — 0.2%
Jardine Matheson Holdings, Ltd.	740	50,032
Swire Pacific, Ltd., Class A	500	5,434
Wharf Holdings, Ltd.	2,000	6,627

		62,093

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	27	1,420
Revance Therapeutics, Inc.†	71	2,041

		3,461

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	55	97,759
Etsy, Inc.†	257	10,501

		108,260

E-Services/Consulting — 0.0%
CDW Corp.	26	2,186

Electric Products-Misc. — 0.2%
Brother Industries, Ltd.	300	6,112
Emerson Electric Co.	521	37,658
Legrand SA	54	3,966

		47,736

285

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Distribution — 0.1%
Sempra Energy	80	$9,247
Unitil Corp.	77	3,920

		13,167

Electric-Generation — 0.1%
E.ON SE	388	4,375
Electric Power Development Co., Ltd.	200	5,420
Engie SA	476	7,686

		17,481

Electric-Integrated — 0.9%
AES Corp.	94	1,256
AGL Energy, Ltd.	238	3,892
ALLETE, Inc.	54	4,187
Ameren Corp.	212	13,157
American Electric Power Co., Inc.	81	5,762
Atco, Ltd., Class I	843	25,850
DTE Energy Co.	28	3,039
Duke Energy Corp.	97	7,917
Enel SpA	1,304	7,259
Evergy, Inc.	728	40,834
Eversource Energy	51	3,097
NextEra Energy, Inc.	58	9,717
NorthWestern Corp.	80	4,746
OGE Energy Corp.	28	1,015
Origin Energy, Ltd.†	707	5,124
PGE Polska Grupa Energetyczna SA†	540	1,454
Pinnacle West Capital Corp.	18	1,448
PNM Resources, Inc.	183	7,201
Portland General Electric Co.	164	7,439
Public Service Enterprise Group, Inc.	88	4,537
RWE AG	137	3,595
SSE PLC	1,192	19,551
Verbund AG	172	6,780
WEC Energy Group, Inc.	55	3,650
Xcel Energy, Inc.	1,177	55,154

		247,661

Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.	221	5,348
Corning, Inc.	199	6,603
Garmin, Ltd.	31	1,936
Gentex Corp.	47	1,090
Nippon Electric Glass Co., Ltd.	100	3,236
Plexus Corp.†	71	4,219
Sanmina Corp.†	122	3,550
Sensata Technologies Holding PLC†	260	14,136
Spectris PLC	237	7,199
ZAGG, Inc.†	332	4,947

		52,264

Electronic Components-Semiconductors — 0.7%
Amkor Technology, Inc.†	380	3,298
Broadcom, Inc.	73	16,189
Diodes, Inc.†	203	7,543
Intel Corp.	2,059	99,038
Lattice Semiconductor Corp.†	408	3,138
Qorvo, Inc.†	21	1,717
Skyworks Solutions, Inc.	25	2,365
SMART Global Holdings, Inc.†	143	4,366
STMicroelectronics NV	226	4,913
Texas Instruments, Inc.	423	47,088

		189,655

Security Description	Shares	Value (Note 2)
Electronic Forms — 0.5%
Adobe Systems, Inc.†	480	$117,446

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	15	1,138

Electronics-Military — 0.0%
Thales SA	38	4,996

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	14	733
Renewable Energy Group, Inc.†	144	2,455

		3,188

Engineering/R&D Services — 0.0%
Argan, Inc.	69	2,650
KBR, Inc.	352	7,033

		9,683

Enterprise Software/Service — 0.9%
CA, Inc.	1,245	55,041
Hortonworks, Inc.†	235	4,094
MobileIron, Inc.†	908	4,268
Oracle Corp.	2,892	137,890
SAP SE	33	3,859
SAP SE ADR	130	15,085
Verint Systems, Inc.†	133	5,972

		226,209

Entertainment Software — 0.0%
Konami Holdings Corp.	100	4,709
Square Enix Holdings Co., Ltd.	100	4,729

		9,438

Female Health Care Products — 0.1%
Hengan International Group Co., Ltd.	1,690	15,035

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	76	2,034
Credit Acceptance Corp.†	3	1,151
Santander Consumer USA Holdings, Inc.	63	1,212

		4,397

Finance-Consumer Loans — 0.1%
Enova International, Inc.†	281	8,711
Navient Corp.	302	3,989
Regional Management Corp.†	159	5,274
Synchrony Financial	133	3,849

		21,823

Finance-Credit Card — 0.7%
Alliance Data Systems Corp.	10	2,249
American Express Co.	385	38,315
Discover Financial Services	67	4,784
Visa, Inc., Class A	1,013	138,518

		183,866

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	509	25,989
Daiwa Securities Group, Inc.	2,630	15,344
E*TRADE Financial Corp.†	45	2,691
Evercore, Inc., Class A	11	1,243
Jefferies Financial Group, Inc.	63	1,528
Lazard, Ltd., Class A	23	1,249
PJT Partners, Inc., Class A	51	3,071

		51,115

286

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	173	$3,586
Far East Horizon, Ltd.	13,030	12,555
ORIX Corp.	300	4,872

		21,013

Finance-Mortgage Loan/Banker — 0.0%
Charter Court Financial Services Group PLC†*	1,150	5,115
PennyMac Financial Services, Inc., Class A†	203	3,888

		9,003

Finance-Other Services — 0.3%
CME Group, Inc.	170	27,051
Hong Kong Exchanges & Clearing, Ltd.	300	8,881
IG Group Holdings PLC	3,981	48,066
Nasdaq, Inc.	23	2,102

		86,100

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	551	6,876

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	57	3,089

Food-Confectionery — 0.3%
Barry Callebaut AG	1	1,707
Hershey Co.	365	35,847
J.M. Smucker Co.	313	34,781

		72,335

Food-Dairy Products — 0.1%
Danone SA	203	15,949
Dean Foods Co.	474	4,655

		20,604

Food-Misc./Diversified — 0.7%
Associated British Foods PLC	111	3,575
Campbell Soup Co.	714	29,202
Conagra Brands, Inc.	918	33,700
Kellogg Co.	48	3,409
McCormick & Co., Inc.	144	16,926
Mondelez International, Inc., Class A	665	28,848
Nestle SA	322	26,239
Nichirei Corp.	100	2,324
Tate & Lyle PLC	4,763	38,998

		183,221

Food-Retail — 0.5%
Empire Co., Ltd., Class A	500	10,308
J Sainsbury PLC	2,213	9,487
Kesko Oyj, Class B	637	35,794
Koninklijke Ahold Delhaize NV	278	7,064
Kroger Co.	125	3,625
Seven & i Holdings Co., Ltd.	100	4,082
Tesco PLC	3,738	12,765
Wesfarmers, Ltd.	149	5,482
WM Morrison Supermarkets PLC	11,100	38,042

		126,649

Gambling (Non-Hotel) — 0.2%
Genting Singapore, Ltd.	8,700	8,203
Pinnacle Entertainment, Inc.†	146	4,853
William Hill PLC	9,263	36,181

		49,237

Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.4%
Centrica PLC	14,535	$28,356
Enagas SA	1,834	51,246
New Jersey Resources Corp.	82	3,793
Osaka Gas Co., Ltd.	200	3,845
Southwest Gas Holdings, Inc.	62	4,848
UGI Corp.	24	1,275

		93,363

Gold Mining — 0.2%
IAMGOLD Corp.†	700	3,847
Newcrest Mining, Ltd.	720	11,557
Newmont Mining Corp.	74	2,714
Novagold Resources, Inc.†	2,110	9,100
Randgold Resources, Ltd.	471	34,881

		62,099

Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	170	4,097
Stericycle, Inc.†	2	140

		4,237

Home Furnishings — 0.0%
Leggett & Platt, Inc.	18	784

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A	6	470
Whitbread PLC	240	12,325

		12,795

Human Resources — 0.2%
Adecco Group AG	349	21,488
Barrett Business Services, Inc.	22	2,021
Insperity, Inc.	175	16,642
Kelly Services, Inc., Class A	148	3,595
Kforce, Inc.	157	5,935

		49,681

Import/Export — 0.3%
ITOCHU Corp.	200	3,550
Marubeni Corp.	800	6,103
Mitsubishi Corp.	200	5,589
Mitsui & Co., Ltd.	2,500	41,906
Sumitomo Corp.	400	6,581
Toyota Tsusho Corp.	300	10,236

		73,965

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	98	16,089
Praxair, Inc.	133	22,277

		38,366

Instruments-Controls — 0.5%
Honeywell International, Inc.	801	127,880

Insurance Brokers — 0.0%
Aon PLC	32	4,594

Insurance-Life/Health — 0.3%
Aflac, Inc.	135	6,283
AMP, Ltd.	3,213	8,124
Aviva PLC	3,184	20,871
CNO Financial Group, Inc.	124	2,523
Japan Post Holdings Co., Ltd.	700	7,720
Legal & General Group PLC	1,546	5,324
Lincoln National Corp.	38	2,588
Manulife Financial Corp.	200	3,715

287

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
NN Group NV	110	$4,851
Prudential Financial, Inc.	73	7,366
Torchmark Corp.	49	4,315

		73,680

Insurance-Multi-line — 1.4%
Aegon NV	870	5,720
Ageas	97	5,199
Allianz SE	81	17,909
Allstate Corp.	64	6,088
American Financial Group, Inc.	390	43,949
ASR Nederland NV	177	7,903
Assicurazioni Generali SpA	331	5,873
Assurant, Inc.	421	46,436
AXA SA	1,292	32,617
Baloise Holding AG	38	5,935
Chubb, Ltd.	81	11,317
Cincinnati Financial Corp.	28	2,118
CNP Assurances	362	8,463
Direct Line Insurance Group PLC	8,810	39,761
Hartford Financial Services Group, Inc.	809	42,634
Loews Corp.	58	2,945
MetLife, Inc.	607	27,764
Talanx AG	1,197	45,769
Voya Financial, Inc.	30	1,516
Zurich Insurance Group AG	19	5,844

		365,760

Insurance-Property/Casualty — 1.5%
Alleghany Corp.	2	1,258
Berkshire Hathaway, Inc., Class B†	503	99,529
First American Financial Corp.	736	41,216
FNF Group	1,140	46,170
Hanover Insurance Group, Inc.	380	47,659
HCI Group, Inc.	87	3,723
Heritage Insurance Holdings, Inc.	219	3,760
Markel Corp.†	2	2,340
MS&AD Insurance Group Holdings, Inc.	200	6,117
Progressive Corp.	16	960
Sompo Holdings, Inc.	200	8,127
Tokio Marine Holdings, Inc.	100	4,754
Travelers Cos., Inc.	885	115,174
Universal Insurance Holdings, Inc.	164	7,282
WR Berkley Corp.	21	1,592

		389,661

Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	802	45,361
Essent Group, Ltd.†	156	5,991
Everest Re Group, Ltd.	175	38,211
Hannover Rueck SE	42	5,598
Reinsurance Group of America, Inc.	12	1,698
RenaissanceRe Holdings, Ltd.	5	659
Swiss Re AG	514	47,147

		144,665

Internet Connectivity Services — 0.0%
Boingo Wireless, Inc.†	184	4,252

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	604	104,238
Limelight Networks, Inc.†	876	3,907

		108,145

Security Description	Shares	Value (Note 2)
Internet Content-Information/News — 0.0%
Yelp, Inc.†	84	$3,098

Internet Security — 0.1%
Imperva, Inc.†	104	4,810
Palo Alto Networks, Inc.†	121	23,989
Zix Corp.†	876	4,678

		33,477

Investment Management/Advisor Services — 0.4%
Altisource Portfolio Solutions SA†	145	4,830
Ameriprise Financial, Inc.	27	3,933
Amundi SA*	96	6,624
BlackRock, Inc.	67	33,685
BrightSphere Investment Group PLC	269	3,833
CI Financial Corp.	1,500	26,210
Hamilton Lane, Inc., Class A	120	5,877
Julius Baer Group, Ltd.	125	6,871
Raymond James Financial, Inc.	21	1,923
Standard Life Aberdeen PLC	2,478	10,147
T. Rowe Price Group, Inc.	39	4,644

		108,577

Lasers-System/Components — 0.0%
El.En. SpA	142	4,695
Electro Scientific Industries, Inc.†	275	4,958

		9,653

Leisure Products — 0.0%
Johnson Outdoors, Inc., Class A	53	4,297

Machine Tools & Related Products — 0.1%
Finning International, Inc.	300	7,855
Sandvik AB	286	5,226

		13,081

Machinery-Construction & Mining — 0.2%
Atlas Copco AB, Class A	92	2,641
Caterpillar, Inc.	141	20,276
Epiroc AB, Class A†	92	1,102
Hyster-Yale Materials Handling, Inc.	50	3,288
Tadano, Ltd.	592	7,641
Takeuchi Manufacturing Co., Ltd.	425	9,891

		44,839

Machinery-Electrical — 0.2%
Hitachi, Ltd.	5,560	38,857
Mitsubishi Electric Corp.	300	4,075

		42,932

Machinery-Farming — 0.1%
CNH Industrial NV	730	8,555
Deere & Co.	139	20,126

		28,681

Machinery-General Industrial — 0.1%
Deutz AG	516	4,691
FLSmidth & Co. A/S	36	2,369
Intevac, Inc.†	452	2,124
Manitowoc Co, Inc.†	163	4,318

		13,502

Machinery-Pumps — 0.0%
Pentair PLC	25	1,116

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	254	3,670

288

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Instruments — 0.2%
Avanos Medical, Inc.†	82	$4,526
Cardiovascular Systems, Inc.†	133	5,045
LivaNova PLC†	64	7,048
Medtronic PLC	480	43,311

		59,930

Medical Labs & Testing Services — 0.3%
ICON PLC†	30	4,175
Laboratory Corp. of America Holdings†	18	3,156
Miraca Holdings, Inc.	1,100	31,910
Natera, Inc.†	239	5,487
Quest Diagnostics, Inc.	402	43,303

		88,031

Medical Products — 0.5%
Baxter International, Inc.	575	41,659
Becton Dickinson and Co.	141	35,302
Haemonetics Corp.†	83	8,104
Intersect ENT, Inc.†	90	2,912
Koninklijke Philips NV	97	4,258
Luminex Corp.	252	8,533
Orthofix International NV†	78	4,718
Smith & Nephew PLC	422	7,314
Straumann Holding AG	7	5,441

		118,241

Medical-Biomedical/Gene — 1.0%
ACADIA Pharmaceuticals, Inc.†	200	3,018
Achillion Pharmaceuticals, Inc.†	696	1,796
Alexion Pharmaceuticals, Inc.†	201	26,725
AMAG Pharmaceuticals, Inc.†	171	3,771
Amgen, Inc.	116	22,800
Biogen, Inc.†	128	42,799
BioMarin Pharmaceutical, Inc.†	110	11,062
Celgene Corp.†	355	31,982
Emergent BioSolutions, Inc.†	87	4,728
Exact Sciences Corp.†	60	3,507
Gilead Sciences, Inc.	799	62,186
H. Lundbeck A/S	64	4,629
Infinity Pharmaceuticals, Inc.†	1,757	3,110
Myriad Genetics, Inc.†	26	1,137
PDL BioPharma, Inc.†	1,124	2,821
Puma Biotechnology, Inc.†	100	4,815
Regeneron Pharmaceuticals, Inc.†	42	15,456
Retrophin, Inc.†	137	3,787
Sangamo Therapeutics, Inc.†	158	2,157
United Therapeutics Corp.†	1	123

		252,409

Medical-Drugs — 3.7%
AbbVie, Inc.	675	62,255
Akcea Therapeutics, Inc.†	54	1,707
Allergan PLC	90	16,568
Astellas Pharma, Inc.	400	6,514
AstraZeneca PLC	46	3,542
Bayer AG	334	37,203
Bristol-Myers Squibb Co.	647	38,011
Catalyst Pharmaceuticals, Inc.†	1,182	3,416
Chimerix, Inc.†	170	760
Conatus Pharmaceuticals, Inc.†	560	2,268
Corcept Therapeutics, Inc.†	204	2,679
Durect Corp.†	1,536	2,258
Eli Lilly & Co.	527	52,073

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
GlaxoSmithKline PLC	336	$6,972
Insys Therapeutics, Inc.†	348	2,318
Ipsen SA	26	4,321
Johnson & Johnson	1,623	215,080
Merck & Co., Inc.	2,138	140,830
Novartis AG	507	42,558
Novo Nordisk A/S, Class B	246	12,241
Ono Pharmaceutical Co., Ltd.	200	4,718
Pfizer, Inc.	3,569	142,510
Roche Holding AG	391	95,954
Sanofi	128	11,124
Shionogi & Co., Ltd.	100	5,448
Supernus Pharmaceuticals, Inc.†	90	4,765
UCB SA	47	4,036
Vanda Pharmaceuticals, Inc.†	269	5,609
Zoetis, Inc.	356	30,787

		958,525

Medical-Generic Drugs — 0.2%
Momenta Pharmaceuticals, Inc.†	248	7,341
Mylan NV†	444	16,565
Perrigo Co. PLC	25	2,013
Teva Pharmaceutical Industries, Ltd. ADR	770	18,434

		44,353

Medical-HMO — 1.5%
Aetna, Inc.	593	111,715
Anthem, Inc.	44	11,132
Cigna Corp.	42	7,535
Humana, Inc.	149	46,813
Magellan Health, Inc.†	49	3,565
Molina Healthcare, Inc.†	53	5,517
Triple-S Management Corp., Class B†	247	8,771
UnitedHealth Group, Inc.	814	206,121

		401,169

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	61	7,578

Medical-Outpatient/Home Medical — 0.0%
Providence Service Corp.†	67	4,695

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	25	2,046
McKesson Corp.	32	4,019
Suzuken Co., Ltd.	200	8,757

		14,822

Metal-Aluminum — 0.0%
Century Aluminum Co.†	267	3,420

Metal-Diversified — 0.2%
Glencore PLC	937	4,127
Rio Tinto PLC	177	9,777
Rio Tinto, Ltd.	420	25,311
South32, Ltd.	1,662	4,401

		43,616

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	1,174	3,820

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	292	5,347
Hillenbrand, Inc.	111	5,572

		10,919

289

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Motion Pictures & Services — 0.0%
Toho Co., Ltd.	100	$2,986

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	5	214

Multimedia — 0.6%
Thomson Reuters Corp.	885	36,639
Viacom, Inc., Class B	49	1,424
Vivendi SA	197	5,115
Walt Disney Co.	1,065	120,941

		164,119

Networking Products — 0.5%
Cisco Systems, Inc.	3,211	135,793

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	200	5,677

Non-Hazardous Waste Disposal — 0.6%
Renewi PLC	10,280	9,441
Republic Services, Inc.	652	47,257
Waste Management, Inc.	1,043	93,870

		150,568

Office Automation & Equipment — 0.0%
Ricoh Co., Ltd.	300	2,928

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	121	4,580
Interface, Inc.	128	2,867
Knoll, Inc.	127	2,864
Steelcase, Inc., Class A	266	3,657

		13,968

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	19	1,166
Noble Corp. PLC†	930	5,431

		6,597

Oil Companies-Exploration & Production — 0.6%
Abraxas Petroleum Corp.†	1,632	4,243
Anadarko Petroleum Corp.	520	38,038
Antero Resources Corp.†	44	904
Apache Corp.	10	460
Bonanza Creek Energy, Inc.†	120	4,464
ConocoPhillips	202	14,578
Devon Energy Corp.	70	3,151
Encana Corp.	1,360	18,766
Energen Corp.†	17	1,261
Hess Corp.	55	3,610
HighPoint Resources Corp.†	607	3,970
Marathon Oil Corp.	147	3,105
Newfield Exploration Co.†	28	804
Penn Virginia Corp.†	90	7,607
Pioneer Natural Resources Co.	272	51,481
Talos Energy, Inc.†	149	5,534

		161,976

Oil Companies-Integrated — 1.7%
BP PLC	5,794	43,534
Chevron Corp.	692	87,379
Exxon Mobil Corp.	1,875	152,831
Galp Energia SGPS SA	493	10,139
Murphy Oil Corp.	24	798
OMV AG	139	7,858
Repsol SA	461	9,153

Security Description	Shares	Value (Note 2)
Oil Companies-Integrated (continued)
Royal Dutch Shell PLC, Class A	2,665	$91,219
TOTAL SA	548	35,756

		438,667

Oil Field Machinery & Equipment — 0.1%
CIMC Enric Holdings, Ltd.†	15,070	13,770
National Oilwell Varco, Inc.	66	3,209

		16,979

Oil Refining & Marketing — 0.8%
Caltex Australia, Ltd.	982	23,737
CVR Energy, Inc.	24	943
HollyFrontier Corp.	28	2,088
Marathon Petroleum Corp.	86	6,951
Neste Oyj	595	49,123
Phillips 66	261	32,192
Sunoco LP	1,323	35,311
Valero Energy Corp.	452	53,494

		203,839

Oil-Field Services — 0.3%
Archrock, Inc.	451	6,156
C&J Energy Services, Inc.†	153	3,559
Newpark Resources, Inc.†	346	3,823
Saipem SpA†	3,140	16,397
SBM Offshore NV	283	4,378
Schlumberger, Ltd.	797	53,814

		88,127

Paper & Related Products — 0.1%
International Paper Co.	67	3,600
Oji Holdings Corp.	1,000	5,935
Resolute Forest Products, Inc.†	504	5,116
Stora Enso Oyj, Class R	341	5,632
UPM-Kymmene Oyj	244	8,657

		28,940

Pastoral & Agricultural — 0.0%
Phibro Animal Health Corp., Class A	160	7,664

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	53	5,269

Pharmacy Services — 0.2%
CVS Health Corp.	747	48,451
Express Scripts Holding Co.†	98	7,787

		56,238

Photo Equipment & Supplies — 0.1%
Ambarella, Inc.†	140	5,485
Nikon Corp.	400	6,757

		12,242

Pipelines — 0.2%
Enterprise Products Partners LP	1,488	43,152
Kinder Morgan, Inc.	1,164	20,696

		63,848

Poultry — 0.0%
Sanderson Farms, Inc.	28	2,823

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	8	986
Schneider Electric SE	130	10,458

		11,444

290

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	161	$3,310
RR Donnelley & Sons Co.	369	2,177

		5,487

Professional Sports — 0.0%
Madison Square Garden Co., Class A†	3	937

Publishing-Newspapers — 0.0%
News Corp., Class A	67	1,010

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	73	4,399

Racetracks — 0.0%
Penn National Gaming, Inc.†	180	5,769

Real Estate Investment Trusts — 1.1%
AG Mtg. Investment Trust, Inc.	195	3,808
AGNC Investment Corp.	2,358	45,910
American Tower Corp.	329	48,771
Annaly Capital Management, Inc.	4,864	52,142
CBL & Associates Properties, Inc.	482	2,627
Chatham Lodging Trust	186	4,006
Dexus	662	4,950
DiamondRock Hospitality Co.	252	3,004
Equinix, Inc.	61	26,796
First Industrial Realty Trust, Inc.	140	4,557
GPT Group	1,503	5,754
Hersha Hospitality Trust	177	3,821
ICADE	130	12,585
LaSalle Hotel Properties	162	5,617
Lexington Realty Trust	421	3,701
Link REIT	1,000	9,910
Mirvac Group	3,450	5,838
Park Hotels & Resorts, Inc.	129	4,035
Pebblebrook Hotel Trust	108	4,163
PotlatchDeltic Corp.	74	3,460
Preferred Apartment Communities, Inc., Class A	254	4,298
Ramco-Gershenson Properties Trust	270	3,550
Ryman Hospitality Properties, Inc.	29	2,465
Scentre Group	2,204	6,949
Stockland	1,295	3,988
Vicinity Centres	2,436	4,830
Xenia Hotels & Resorts, Inc.	207	5,049

		286,584

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	9	448
Daito Trust Construction Co., Ltd.	200	33,433
Jones Lang LaSalle, Inc.	8	1,368
Marcus & Millichap, Inc.†	80	3,217
RE/MAX Holdings, Inc., Class A	82	4,166
Vonovia SE	102	4,938

		47,570

Real Estate Operations & Development — 0.2%
CapitaLand, Ltd.	1,700	4,040
CK Asset Holdings, Ltd.	500	3,825
Hongkong Land Holdings, Ltd.	900	6,549
Kerry Properties, Ltd.	1,000	5,074
LEG Immobilien AG	41	4,615
Swire Properties, Ltd.	1,600	6,316
Tokyu Fudosan Holdings Corp.	500	3,396
UOL Group, Ltd.	1,100	5,797

		39,612

Security Description	Shares	Value (Note 2)
Recreational Vehicles — 0.0%
Brunswick Corp.	15	$965
MCBC Holdings, Inc.†	114	2,845

		3,810

Rental Auto/Equipment — 0.1%
AMERCO	4	1,508
Ashtead Group PLC	160	4,926
CAI International, Inc.†	183	4,202
Europcar Groupe SA*	1,320	13,274
Herc Holdings, Inc.†	61	3,466
McGrath RentCorp	97	5,760
Textainer Group Holdings, Ltd.†	100	1,590
United Rentals, Inc.†	13	1,935

		36,661

Retail-Apparel/Shoe — 0.3%
ANTA Sports Products, Ltd.	2,870	14,653
Ascena Retail Group, Inc.†	1,409	5,185
Cato Corp., Class A	282	7,022
DSW, Inc., Class A	159	4,363
Express, Inc.†	611	5,884
Foot Locker, Inc.	15	732
Francesca’s Holdings Corp.†	587	4,778
Gap, Inc.	67	2,022
Shimamura Co., Ltd.	400	37,449

		82,088

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	5	3,528
Genuine Parts Co.	20	1,946

		5,474

Retail-Automobile — 0.0%
CarMax, Inc.†	31	2,315
Rush Enterprises, Inc., Class A†	88	3,968

		6,283

Retail-Building Products — 0.6%
Home Depot, Inc.	761	150,313
Lowe’s Cos., Inc.	129	12,815
Lumber Liquidators Holdings, Inc.†	155	2,997

		166,125

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	51	3,827

Retail-Discount — 0.7%
Costco Wholesale Corp.	114	24,933
Dollar General Corp.	43	4,220
Dollar Tree, Inc.†	33	3,012
Target Corp.	95	7,665
Walmart, Inc.	1,557	138,931

		178,761

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	688	46,523

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	305	3,471

Retail-Jewelry — 0.0%
Cie Financiere Richemont SA	62	5,446
Movado Group, Inc.	100	4,980

		10,426

291

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	28	$1,467
TJX Cos., Inc.	937	91,133

		92,600

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	63	5,057
Kohl’s Corp.	26	1,921
Macy’s, Inc.	39	1,549

		8,527

Retail-Restaurants — 0.9%
BJ’s Restaurants, Inc.	41	2,593
Brinker International, Inc.	866	40,849
Cheesecake Factory, Inc.	507	28,407
Chipotle Mexican Grill, Inc.†	35	15,178
Darden Restaurants, Inc.	16	1,711
Dave & Buster’s Entertainment, Inc.†	87	4,276
Del Taco Restaurants, Inc.†	310	4,012
Dunkin’ Brands Group, Inc.	656	45,677
Jack in the Box, Inc.	45	3,791
McDonald’s Corp.	375	59,078
Ruth’s Hospitality Group, Inc.	181	5,240
Yum China Holdings, Inc.	674	24,318

		235,130

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	253	5,806

Rubber-Tires — 0.3%
Bridgestone Corp.	1,400	55,174
Continental AG	60	13,822

		68,996

Satellite Telecom — 0.0%
Eutelsat Communications SA	89	1,908
Globalstar, Inc.†	1,861	1,042

		2,950

Savings & Loans/Thrifts — 0.2%
Berkshire Hills Bancorp, Inc.	107	4,344
BofI Holding, Inc.†	209	8,155
First Financial Northwest, Inc.	279	4,927
HomeTrust Bancshares, Inc.†	141	4,103
Meridian Bancorp, Inc.	221	4,045
Meta Financial Group, Inc.	36	3,220
New York Community Bancorp, Inc.	85	916
Provident Financial Services, Inc.	256	6,538
United Financial Bancorp, Inc.	216	3,782

		40,030

Schools — 0.1%
Bridgepoint Education, Inc.†	698	9,151
Career Education Corp.†	191	3,514

		12,665

Security Services — 0.1%
Brink’s Co.	57	4,551
G4S PLC	5,230	18,922

		23,473

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	199	2,800

Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	116	5,018

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
Marvell Technology Group, Ltd.	82	$1,748
QUALCOMM, Inc.	380	24,354

		31,120

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	162	7,878
ASML Holding NV	72	15,362
ASML Holding NV	62	13,268
FormFactor, Inc.†	234	3,030
KLA-Tencor Corp.	27	3,170
Lam Research Corp.	29	5,529
MKS Instruments, Inc.	36	3,395
Teradyne, Inc.	33	1,427
Xcerra Corp.†	286	4,073

		57,132

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	6	1,398

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	886	49,527

Software Tools — 0.1%
VMware, Inc., Class A†	120	17,351

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	335	4,657

Steel-Producers — 0.3%
ArcelorMittal	710	22,731
BlueScope Steel, Ltd.	376	4,925
Nucor Corp.	55	3,681
POSCO ADR	51	3,741
Reliance Steel & Aluminum Co.	13	1,173
Shiloh Industries, Inc.†	348	2,871
SSAB AB, Class A	1,005	4,949
Steel Dynamics, Inc.	40	1,884
thyssenkrupp AG	810	21,594

		67,549

Steel-Specialty — 0.0%
Outokumpu Oyj	165	1,116

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	183	4,648
Finisar Corp.†	175	2,949

		7,597

Telecom Services — 0.7%
BCE, Inc.	1,200	50,994
HKT Trust & HKT, Ltd.	41,000	54,915
Orange Polska SA†	4,003	5,454
PCCW, Ltd.	66,000	38,551
Spark New Zealand, Ltd.	12,516	33,052

		182,966

Telecommunication Equipment — 0.0%
ADTRAN, Inc.	131	2,129
ARRIS International PLC†	29	733
Juniper Networks, Inc.	48	1,264

		4,126

Telephone-Integrated — 1.1%
AT&T, Inc.	2,618	83,698
BT Group PLC	1,106	3,386
Frontier Communications Corp.	279	1,456
KDDI Corp.	1,900	52,977

292

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated (continued)
Koninklijke KPN NV	1,141	$3,296
Nippon Telegraph & Telephone Corp.	1,100	50,904
SoftBank Group Corp.	100	8,315
Telecom Italia SpA†	12,690	9,780
Verizon Communications, Inc.	1,562	80,662

		294,474

Television — 0.1%
CBS Corp., Class B	47	2,476
Central European Media Enterprises, Ltd., Class A†	775	3,003
Gray Television, Inc.†	246	3,801
ProSiebenSat.1 Media SE	350	9,467
Sinclair Broadcast Group, Inc., Class A	118	3,044

		21,791

Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	10	3,492
Perry Ellis International, Inc.†	159	4,458

		7,950

Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	202	2,081
Concert Pharmaceuticals, Inc.†	253	4,046
Sarepta Therapeutics, Inc.†	56	6,509

		12,636

Tobacco — 0.4%
British American Tobacco PLC	167	9,203
Imperial Brands PLC	1,965	75,302
Japan Tobacco, Inc.	200	5,690
Scandinavian Tobacco Group A/S*	312	5,077
Swedish Match AB	109	5,960

		101,232

Tools-Hand Held — 0.0%
Snap-on, Inc.	10	1,696

Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	13	18,688
Safe Bulkers, Inc.†	1,204	3,997
Scorpio Tankers, Inc.	904	1,944
Ship Finance International, Ltd.	226	3,288

		27,917

Transport-Rail — 0.0%
Kansas City Southern	14	1,628
Norfolk Southern Corp.	30	5,070

		6,698

Transport-Services — 0.5%
FedEx Corp.	37	9,097
Royal Mail PLC	6,382	39,317
United Parcel Service, Inc., Class B	674	80,806

		129,220

Transport-Truck — 0.0%
Covenant Transportation Group, Inc., Class A†	131	3,797
Heartland Express, Inc.	144	2,763
Werner Enterprises, Inc.	116	4,321

		10,881

Security Description	Shares/ Principal Amount	Value (Note 2)
Warehousing & Harbor Transportation Services — 0.2%
Hutchison Port Holdings Trust	151,203	$38,640

Water — 0.0%
Veolia Environnement SA	194	4,431

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	5,846

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	67	82,224
Alphabet, Inc., Class C†	95	115,640
United Internet AG	60	3,226

		201,090

Wireless Equipment — 0.2%
Aerohive Networks, Inc.†	793	3,172
Motorola Solutions, Inc.	400	48,520

		51,692

Total Common Stocks (cost $14,741,385)		15,380,401

U.S. CORPORATE BONDS & NOTES — 15.0%
Aerospace/Defense — 0.4%
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	$117,000	111,616

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 4.50% due 04/15/2020	108,000	110,603

Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	81,000	75,083

Auto-Cars/Light Trucks — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	69,000	68,024

Banks-Commercial — 0.4%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	114,000	113,386

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.10% due 01/15/2019	67,000	66,863

Banks-Super Regional — 1.4%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	118,000	110,921
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	73,000	72,734
US Bancorp Senior Notes 3.15% due 04/27/2027	115,000	109,847
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	73,000	68,600

		362,102

293

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	$104,000	$103,714

Computers — 0.3%
Apple, Inc. FRS Senior Notes 2.66% (3 ML+0.30%) due 05/06/2019	68,000	68,162

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co. Senior Notes 1.60% due 11/15/2018	59,000	58,891

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	117,000	113,334
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	78,000	73,001
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	105,000	108,268
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	95,000	106,794

		401,397

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	89,000	109,890

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 5.00% due 07/08/2019	181,000	184,956

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	114,000	111,356
Visa, Inc. Senior Notes 4.30% due 12/14/2045	143,000	151,395

		262,751

Food-Retail — 0.5%
Kroger Co. Senior Notes 1.50% due 09/30/2019	137,000	134,566

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	72,000	73,959

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	75,000	74,719

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	70,000	68,645

Security Description	Principal Amount	Value (Note 2)
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 1.80% due 11/13/2018	$81,000	$80,839

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	110,000	113,269

Medical-HMO — 0.5%
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	71,000	70,666
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	69,000	67,993

		138,659

Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 1.95% due 06/14/2019	77,000	76,466

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	63,000	62,874

Oil Companies-Exploration & Production — 0.5%
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	70,000	71,101
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	69,000	67,886

		138,987

Oil Companies-Integrated — 0.3%
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	78,000	72,743

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 3.35% due 03/09/2021	75,000	74,916

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	111,000	110,782

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	73,000	73,427

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	69,000	67,846

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	76,000	75,364
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028*	134,000	134,997

		210,361

294

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.6%
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	$151,000	$152,498

Transport-Services — 0.4%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	103,000	105,104

Total U.S. Corporate Bonds & Notes (cost $4,022,035)		3,928,098

U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Mtg. Corp. — 2.0%
2.38% due 01/13/2022	203,000	199,722
3.50% due 03/01/2046	142,259	141,620
3.75% due 03/27/2019	199,000	200,842

		542,184

Federal National Mtg. Assoc. — 2.1%
2.13% due 04/24/2026	280,000	260,748
4.50% due 02/01/2048	272,771	283,376

		544,124

Total U.S. Government Agencies (cost $1,100,688)		1,086,308

U.S. GOVERNMENT TREASURIES — 8.3%
United States Treasury Bonds — 1.9%
2.75% due 11/15/2042	154,000	145,362
3.38% due 05/15/2044	324,000	340,883

		486,245

United States Treasury Notes — 6.4%
1.25% due 10/31/2021	196,000	186,682
1.50% due 10/31/2019	113,000	111,561
1.63% due 02/15/2026	161,000	146,724
1.75% due 05/15/2023	203,000	193,104
2.00% due 02/15/2025	144,000	136,114
2.00% due 11/15/2026	163,000	151,609
2.25% due 01/31/2024	117,000	113,280
2.25% due 11/15/2024	122,000	117,363
2.25% due 02/15/2027	157,000	148,678
2.75% due 02/15/2028	151,000	148,292
3.13% due 05/15/2021	221,000	223,132

		1,676,539

Total U.S. Government Treasuries (cost $2,200,666)		2,162,784

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 6.0%
FlexShares Quality Dividend Index Fund ETF	11,299	$528,454
iShares Edge MSCI ETF	6,751	753,614
iShares MSCI ACWI ETF	3,100	227,230
iShares MSCI EAFE ETF	200	13,776
iShares Russell 2000 ETF	301	49,927

Total Exchange-Traded Funds (cost $1,496,252)		1,573,001

Total Long-Term Investment Securities (cost $23,561,026)		24,130,592

SHORT-TERM INVESTMENT SECURITIES — 7.3%
Registered Investment Companies — 7.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(1) (cost $1,924,962)	1,924,962	1,924,962

TOTAL INVESTMENTS (cost $25,485,988)(2)	99.3%	26,055,554
Other assets less liabilities	0.7	183,248

NET ASSETS	100.0%	$26,238,802

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $180,324 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The rate shown is the 7-day yield as of July 31, 2018.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange- Traded Funds

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	E-Mini Russell 2000 Index	September 2018	$253,700	$250,860	$(2,840)
5	Long	S&P 500 E-Mini Index	September 2018	689,546	704,275	14,729
6	Short	U.S. Treasury 10 Year Notes	September 2018	719,894	716,531	3,363

						$15,252

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

295

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$10,970,978	$4,409,423	**	$—	$15,380,401
U.S. Corporate Bonds & Notes	—	3,928,098		—	3,928,098
U.S. Government Agencies	—	1,086,308		—	1,086,308
U.S. Government Treasuries	—	2,162,784		—	2,162,784
Exchange-Traded Funds	1,573,001	—		—	1,573,001
Short-Term Investment Securities	1,924,962	—		—	1,924,962

Total Investments at Value	$14,468,941	$11,586,613		$—	$26,055,554

Other Financial Instruments:+
Futures Contracts	$18,092	$—		$—	$18,092

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,840	$—		$—	$2,840

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $4,061,408 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

296

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	9.0%
E-Commerce/Products	6.5
Computers	6.0
Web Portals/ISP	5.7
U.S. Government Agencies	5.4
Medical-Biomedical/Gene	4.4
Internet Content-Entertainment	4.1
Computer Services	3.8
Aerospace/Defense	3.6
Real Estate Investment Trusts	2.9
Medical-HMO	2.7
Electronic Components-Semiconductors	2.7
Diversified Manufacturing Operations	2.5
Electronic Forms	2.3
Medical-Drugs	2.2
Finance-Credit Card	2.2
Transport-Rail	2.1
Beverages-Non-alcoholic	2.0
Commercial Services-Finance	1.8
E-Commerce/Services	1.7
Auto/Truck Parts & Equipment-Original	1.5
Medical Instruments	1.3
Hotels/Motels	1.3
Retail-Restaurants	1.3
Dental Supplies & Equipment	1.3
Medical-Hospitals	1.2
Retail-Discount	1.2
Semiconductor Equipment	1.2
Rental Auto/Equipment	1.1
Tobacco	1.1
Entertainment Software	1.1
Consumer Products-Misc.	1.1
Retail-Drug Store	1.1
Agricultural Chemicals	1.1
Electric-Integrated	1.0
Networking Products	0.9
Retail-Apparel/Shoe	0.8
Food-Meat Products	0.8
Retail-Arts & Crafts	0.8
Oil Refining & Marketing	0.8
Food-Misc./Diversified	0.8
Insurance-Multi-line	0.8
Medical Products	0.8
Computers-Memory Devices	0.7
Retail-Major Department Stores	0.7
Diversified Banking Institutions	0.7
Airlines	0.7
Data Processing/Management	0.7
Retail-Building Products	0.6
Finance-Consumer Loans	0.6
Investment Management/Advisor Services	0.5
Medical-Wholesale Drug Distribution	0.5
Casino Hotels	0.5
Web Hosting/Design	0.4
Transport-Services	0.3
Commercial Services	0.1

105.0%

*	Calculated as a percentage of net assets

297

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.6%
Aerospace/Defense — 3.6%
Boeing Co.	51,020	$18,178,426
Lockheed Martin Corp.	17,875	5,829,037

		24,007,463

Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	163,177	7,248,322

Airlines — 0.7%
Delta Air Lines, Inc.	85,137	4,633,156

Applications Software — 9.0%
Microsoft Corp.	432,625	45,892,860
Red Hat, Inc.†	20,594	2,908,491
salesforce.com, Inc.†	86,414	11,851,680

		60,653,031

Auto/Truck Parts & Equipment-Original — 1.5%
Allison Transmission Holdings, Inc.	80,781	3,796,707
Lear Corp.	33,942	6,113,972

		9,910,679

Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	119,580	13,751,700

Casino Hotels — 0.5%
Wynn Resorts, Ltd.	18,281	3,048,905

Commercial Services — 0.1%
Weight Watchers International, Inc.†	6,642	594,658

Commercial Services-Finance — 1.8%
Global Payments, Inc.	66,756	7,514,723
WEX, Inc.†	24,812	4,709,814

		12,224,537

Computer Services — 3.8%
Accenture PLC, Class A	54,021	8,607,166
Cognizant Technology Solutions Corp., Class A	115,231	9,391,327
DXC Technology Co.	86,645	7,342,297

		25,340,790

Computers — 6.0%
Apple, Inc.	212,112	40,362,792

Computers-Memory Devices — 0.7%
Western Digital Corp.	71,894	5,043,364

Consumer Products-Misc. — 1.1%
Kimberly-Clark Corp.	64,710	7,367,881

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	44,125	4,550,611

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	24,388	8,697,980

Diversified Banking Institutions — 0.7%
Bank of America Corp.	154,683	4,776,611

Diversified Manufacturing Operations — 2.5%
Illinois Tool Works, Inc.	41,866	6,000,654
Ingersoll-Rand PLC	46,479	4,578,646
Textron, Inc.	90,859	6,202,944

		16,782,244

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	24,674	43,856,555

Security Description	Shares	Value (Note 2)
E-Commerce/Services — 1.7%
Booking Holdings, Inc.†	5,637	$11,435,895

Electric-Integrated — 1.0%
AES Corp.	506,944	6,772,772

Electronic Components-Semiconductors — 2.7%
NVIDIA Corp.	56,988	13,954,082
Texas Instruments, Inc.	37,608	4,186,522

		18,140,604

Electronic Forms — 2.3%
Adobe Systems, Inc.†	63,437	15,521,765

Entertainment Software — 1.1%
Electronic Arts, Inc.†	45,885	5,907,694
Take-Two Interactive Software, Inc.†	13,802	1,559,902

		7,467,596

Finance-Consumer Loans — 0.6%
Synchrony Financial	131,503	3,805,697

Finance-Credit Card — 2.2%
Discover Financial Services	95,288	6,804,516
Mastercard, Inc., Class A	15,073	2,984,454
Visa, Inc., Class A	38,580	5,275,429

		15,064,399

Food-Meat Products — 0.8%
Tyson Foods, Inc., Class A	97,928	5,645,549

Food-Misc./Diversified — 0.8%
General Mills, Inc.	113,755	5,239,555

Hotels/Motels — 1.3%
Marriott International, Inc., Class A	69,178	8,843,716

Insurance-Multi-line — 0.8%
MetLife, Inc.	112,495	5,145,521

Internet Content-Entertainment — 4.1%
Facebook, Inc., Class A†	150,317	25,941,708
Netflix, Inc.†	4,930	1,663,628

		27,605,336

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	22,892	3,662,949

Medical Instruments — 1.3%
Edwards Lifesciences Corp.†	63,117	8,991,017

Medical Products — 0.8%
ABIOMED, Inc.†	14,494	5,138,558

Medical-Biomedical/Gene — 4.4%
Amgen, Inc.	21,529	4,231,525
Biogen, Inc.†	32,371	10,823,891
Celgene Corp.†	81,818	7,370,984
Incyte Corp.†	9,207	612,634
Vertex Pharmaceuticals, Inc.†	38,090	6,667,654

		29,706,688

Medical-Drugs — 2.2%
Bristol-Myers Squibb Co.	40,970	2,406,987
Eli Lilly & Co.	128,953	12,741,846

		15,148,833

Medical-HMO — 2.7%
Cigna Corp.	22,365	4,012,728
Humana, Inc.	9,153	2,875,690
UnitedHealth Group, Inc.	19,158	4,851,189

298

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO (continued)
WellCare Health Plans, Inc.†	24,167	$6,462,739

		18,202,346

Medical-Hospitals — 1.2%
HCA Healthcare, Inc.	65,234	8,104,020

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	24,309	3,053,210

Networking Products — 0.9%
Cisco Systems, Inc.	143,923	6,086,504

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	68,597	5,544,695

Real Estate Investment Trusts — 2.9%
Extra Space Storage, Inc.	70,626	6,636,725
Life Storage, Inc.	20,225	1,940,791
SBA Communications Corp.†	44,656	7,066,812
Simon Property Group, Inc.	22,889	4,033,271

		19,677,599

Rental Auto/Equipment — 1.1%
United Rentals, Inc.†	51,347	7,640,434

Retail-Apparel/Shoe — 0.8%
Ross Stores, Inc.	17,551	1,534,484
Urban Outfitters, Inc.†	94,150	4,180,260

		5,714,744

Retail-Arts & Crafts — 0.8%
Michaels Cos., Inc.†	276,321	5,639,712

Retail-Building Products — 0.6%
Home Depot, Inc.	22,132	4,371,513

Retail-Discount — 1.2%
Costco Wholesale Corp.	35,812	7,832,443

Retail-Drug Store — 1.1%
Walgreens Boots Alliance, Inc.	108,687	7,349,415

Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	50,217	4,884,105

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants — 1.3%
Starbucks Corp.	168,138	$8,808,750

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	160,041	7,782,794

Tobacco — 1.1%
Philip Morris International, Inc.	87,058	7,513,105

Transport-Rail — 2.1%
Kansas City Southern	10,420	1,211,533
Union Pacific Corp.	87,975	13,186,573

		14,398,106

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	29,605	2,255,013

Web Hosting/Design — 0.4%
VeriSign, Inc.†	17,195	2,497,230

Web Portals/ISP — 5.7%
Alphabet, Inc., Class A†	14,084	17,284,166
Alphabet, Inc., Class C†	17,529	21,337,351

		38,621,517

Total Long-Term Investment Securities (cost $540,650,511)		672,164,984

SHORT-TERM INVESTMENT SECURITIES — 5.4%
U.S. Government Agencies — 5.4%
Federal Home Loan Bank Disc. Notes 1.76% due 08/01/2018 (cost $36,148,000)	$36,148,000	36,148,000

TOTAL INVESTMENTS (cost $576,798,511)(1)	105.0%	708,312,984
Liabilities in excess of other assets	(5.0)	(33,485,920)

NET ASSETS	100.0%	$674,827,064

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$672,164,984	$—	$—	$672,164,984
Short-Term Investments Securities	—	36,148,000		36,148,000

Total Investments at Value	$672,164,984	$36,148,000	$—	$708,312,984

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

299

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.0%
Computer Services	6.3
Finance-Credit Card	5.0
Web Portals/ISP	4.8
Diagnostic Equipment	4.7
Medical-Drugs	4.6
Real Estate Investment Trusts	2.6
Medical Instruments	2.2
Computers	2.2
Oil Companies-Exploration & Production	2.2
Cosmetics & Toiletries	2.1
Beverages-Wine/Spirits	2.1
Cable/Satellite TV	2.0
Transport-Rail	1.9
Data Processing/Management	1.9
Instruments-Controls	1.9
Oil-Field Services	1.8
Food-Misc./Diversified	1.7
Electronic Components-Semiconductors	1.7
Retail-Discount	1.7
Applications Software	1.6
Pipelines	1.6
Internet Content-Entertainment	1.5
Coatings/Paint	1.5
Aerospace/Defense-Equipment	1.5
Medical Products	1.4
Finance-Other Services	1.4
Food-Dairy Products	1.3
Retail-Restaurants	1.3
Medical-Biomedical/Gene	1.3
Containers-Metal/Glass	1.3
Home Decoration Products	1.2
U.S. Government Agencies	1.2
Retail-Apparel/Shoe	1.2
Electronic Forms	1.2
Athletic Footwear	1.2
Retail-Gardening Products	1.2
Textile-Apparel	1.1
Insurance-Multi-line	1.1
Banks-Super Regional	1.1
Electric Products-Misc.	1.0
Chemicals-Diversified	1.0
Networking Products	0.9
Semiconductor Components-Integrated Circuits	0.9
Private Equity	0.8
Medical-Wholesale Drug Distribution	0.8
Electronic Measurement Instruments	0.8
Electronic Connectors	0.7
Food-Catering	0.7
Consumer Products-Misc.	0.7
Multimedia	0.7
Engineering/R&D Services	0.5
Electric-Integrated	0.5
Finance-Investment Banker/Broker	0.4

100.0%

*	Calculated as a percentage of net assets

300

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Aerospace/Defense-Equipment — 1.5%
United Technologies Corp.	118,651	$16,105,687

Applications Software — 1.6%
Microsoft Corp.	105,655	11,207,882
salesforce.com, Inc.†	44,384	6,087,266

		17,295,148

Athletic Footwear — 1.2%
NIKE, Inc., Class B	169,238	13,016,094

Banks-Super Regional — 1.1%
US Bancorp	225,011	11,927,833

Beverages-Wine/Spirits — 2.1%
Diageo PLC	257,869	9,476,444
Pernod Ricard SA	84,242	13,587,260

		23,063,704

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	605,790	21,675,166

Chemicals-Diversified — 1.0%
PPG Industries, Inc.	94,260	10,430,812

Coatings/Paint — 1.5%
Sherwin-Williams Co.	36,976	16,296,432

Computer Services — 6.3%
Accenture PLC, Class A	117,422	18,708,847
Amdocs, Ltd.	181,330	12,254,281
Cognizant Technology Solutions Corp., Class A	265,635	21,649,253
DXC Technology Co.	183,428	15,543,689

		68,156,070

Computers — 2.2%
Apple, Inc.	73,724	14,028,940
Hewlett Packard Enterprise Co.	653,366	10,087,971

		24,116,911

Consumer Products-Misc. — 0.7%
Kimberly-Clark Corp.	67,421	7,676,555

Containers-Metal/Glass — 1.3%
Crown Holdings, Inc.†	305,782	13,842,751

Cosmetics & Toiletries — 2.1%
Colgate-Palmolive Co.	172,232	11,541,267
Coty, Inc., Class A	420,547	5,639,535
Estee Lauder Cos., Inc., Class A	44,182	5,961,919

		23,142,721

Data Processing/Management — 1.9%
Fidelity National Information Services, Inc.	200,057	20,631,878

Diagnostic Equipment — 4.7%
Danaher Corp.	239,265	24,543,804
Thermo Fisher Scientific, Inc.	112,015	26,270,878

		50,814,682

Diversified Banking Institutions — 10.0%
Bank of America Corp.	1,134,218	35,024,652
Goldman Sachs Group, Inc.	74,290	17,638,675
JPMorgan Chase & Co.	363,726	41,810,304
Morgan Stanley	282,331	14,274,655

		108,748,286

Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 1.0%
AMETEK, Inc.	145,697	$11,335,227

Electric-Integrated — 0.5%
American Electric Power Co., Inc.	79,553	5,659,400

Electronic Components-Semiconductors — 1.7%
Texas Instruments, Inc.	161,897	18,022,374

Electronic Connectors — 0.7%
TE Connectivity, Ltd.	86,535	8,097,080

Electronic Forms — 1.2%
Adobe Systems, Inc.†	53,401	13,066,157

Electronic Measurement Instruments — 0.8%
Fortive Corp.	101,618	8,340,805

Engineering/R&D Services — 0.5%
Fluor Corp.	116,654	5,978,517

Finance-Credit Card — 5.0%
Mastercard, Inc., Class A	108,692	21,521,016
Visa, Inc., Class A	239,784	32,788,064

		54,309,080

Finance-Investment Banker/Broker — 0.4%
TD Ameritrade Holding Corp.	78,355	4,477,988

Finance-Other Services — 1.4%
Nasdaq, Inc.	162,949	14,893,539

Food-Catering — 0.7%
Aramark	195,358	7,855,345

Food-Dairy Products — 1.3%
Danone SA	185,873	14,603,531

Food-Misc./Diversified — 1.7%
Mondelez International, Inc., Class A	436,607	18,940,012

Home Decoration Products — 1.2%
Newell Brands, Inc.	510,917	13,380,916

Instruments-Controls — 1.9%
Honeywell International, Inc.	128,789	20,561,164

Insurance-Multi-line — 1.1%
Chubb, Ltd.	86,369	12,067,477

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	96,069	16,579,588

Medical Instruments — 2.2%
Medtronic PLC	268,695	24,244,350

Medical Products — 1.4%
Abbott Laboratories	157,442	10,318,749
Stryker Corp.	31,941	5,214,368

		15,533,117

Medical-Biomedical/Gene — 1.3%
Biogen, Inc.†	42,303	14,144,854

Medical-Drugs — 4.6%
Eli Lilly & Co.	110,556	10,924,038
Johnson & Johnson	231,354	30,659,032
Zoetis, Inc.	103,189	8,923,785

		50,506,855

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	73,575	9,241,020

301

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 0.7%
Walt Disney Co.	63,381	$7,197,546

Networking Products — 0.9%
Cisco Systems, Inc.	231,099	9,773,177

Oil Companies-Exploration & Production — 2.2%
EOG Resources, Inc.	183,036	23,600,662

Oil-Field Services — 1.8%
Schlumberger, Ltd.	295,525	19,953,848

Pipelines — 1.6%
Enterprise Products Partners LP	582,717	16,898,793

Private Equity — 0.8%
Blackstone Group LP	265,291	9,263,962

Real Estate Investment Trusts — 2.6%
American Tower Corp.	192,482	28,533,532

Retail-Apparel/Shoe — 1.2%
Ross Stores, Inc.	151,609	13,255,175

Retail-Discount — 1.7%
Costco Wholesale Corp.	53,077	11,608,471
Dollar Tree, Inc.†	69,911	6,381,476

		17,989,947

Retail-Gardening Products — 1.2%
Tractor Supply Co.	163,270	12,741,591

Retail-Restaurants — 1.3%
Starbucks Corp.	274,912	14,402,640

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	96,896	$9,315,581

Textile-Apparel — 1.1%
LVMH Moet Hennessy Louis Vuitton SE	34,822	12,159,741

Transport-Rail — 1.9%
Canadian National Railway Co.	235,217	20,969,595

Web Portals/ISP — 4.8%
Alphabet, Inc., Class A†	30,600	37,552,932
Alphabet, Inc., Class C†	12,190	14,838,399

		52,391,331

Total Long-Term Investment Securities (cost $776,367,151)		1,077,226,247

SHORT-TERM INVESTMENT SECURITIES — 1.2%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank 1.76% due 08/01/2018 (cost $13,274,000)	13,274,000	13,274,000

TOTAL INVESTMENTS (cost $789,641,151)(1)	100.0%	1,090,500,247
Liabilities in excess of other assets	(0.0)	(403,216)

NET ASSETS	100.0%	$1,090,097,031

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,027,399,271	$49,826,976	**	$—	$1,077,226,247
Short-Term Investment Securities	—	13,274,000		—	13,274,000

Total Investments at Value	$1,027,399,271	$63,100,976		$—	$1,090,500,247

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $49,826,976 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

302

SunAmerica Series Trust SA MFS Telecom Utility Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Electric-Integrated	38.6%
Pipelines	14.5
Electric-Distribution	7.4
U.S. Government Agencies	6.6
Electric-Generation	6.2
Independent Power Producers	5.4
Cable/Satellite TV	4.1
Telephone-Integrated	3.7
Internet Connectivity Services	2.5
Gas-Distribution	2.5
Real Estate Investment Trusts	2.5
Cellular Telecom	2.0
Telecom Services	1.4
Satellite Telecom	1.2
Water	0.7
Non-Hazardous Waste Disposal	0.3
Telecommunication Equipment	0.2

99.8%

*	Calculated as a percentage of net assets

303

SunAmerica Series Trust SA MFS Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 88.6%
Cable/Satellite TV — 4.1%
Altice USA, Inc., Class A	31,139	$533,411
Comcast Corp., Class A	24,062	860,939
NOS SGPS SA	54,490	317,523

		1,711,873

Cellular Telecom — 2.0%
Advanced Info Service PCL	34,000	206,432
Millicom International Cellular SA SDR	2,619	167,785
Mobile TeleSystems PJSC ADR	27,400	240,298
Vodafone Group PLC	85,511	208,665

		823,180

Electric-Distribution — 6.5%
CenterPoint Energy, Inc.	17,037	485,214
Equatorial Energia SA	3,800	62,012
PPL Corp.	48,175	1,385,995
Sempra Energy	6,626	765,899

		2,699,120

Electric-Generation — 6.2%
China Longyuan Power Group Corp. Ltd.	170,000	158,971
EDP Renovaveis SA	219,207	2,262,334
Engie Brasil Energia SA	18,400	183,299

		2,604,604

Electric-Integrated — 35.6%
AES Corp.	38,192	510,245
American Electric Power Co., Inc.	17,068	1,214,218
Avangrid, Inc.	5,035	252,052
CMS Energy Corp.	2,794	135,062
Dominion Energy, Inc.	3,607	258,658
Duke Energy Corp.	10,325	842,727
Edison International	10,794	719,204
Emera, Inc.	12,980	420,577
Enel Americas SA ADR	24,089	211,261
Enel SpA	200,192	1,114,405
Entergy Corp.	7,408	602,122
Evergy, Inc.	10,786	604,987
Eversource Energy	3,306	200,740
Exelon Corp.	52,279	2,221,858
Iberdrola SA	113,875	885,006
NextEra Energy, Inc.	9,695	1,624,300
PG&E Corp.	15,463	666,146
Public Service Enterprise Group, Inc.	8,570	441,869
RWE AG	18,230	478,298
Southern Co.	13,059	634,667
SSE PLC	43,312	710,387
Xcel Energy, Inc.	1,858	87,066

		14,835,855

Gas-Distribution — 2.2%
China Resources Gas Group, Ltd.	142,000	673,858
NiSource, Inc.	9,413	246,432

		920,290

Independent Power Producers — 5.0%
NRG Energy, Inc.	28,719	909,531
NRG Yield, Inc., Class A	17,412	321,774
NRG Yield, Inc., Class C	4,728	87,941
Vistra Energy Corp.†	33,959	767,473

		2,086,719

Security Description	Shares	Value (Note 2)
Internet Connectivity Services — 2.5%
Com Hem Holding AB	59,101	$1,056,739

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	7,243	130,374

Pipelines — 14.5%
APA Group	37,239	267,128
Cheniere Energy, Inc.†	11,701	743,014
Enbridge, Inc.	34,310	1,218,528
Kinder Morgan, Inc.	15,199	270,238
Plains GP Holdings LP, Class A	16,189	393,231
SemGroup Corp., Class A	5,386	135,458
Targa Resources Corp.	5,728	292,529
TransCanada Corp.	43,008	1,934,426
Williams Cos., Inc.	26,106	776,653

		6,031,205

Real Estate Investment Trusts — 2.5%
American Tower Corp.	6,950	1,030,268

Satellite Telecom — 1.2%
Cellnex Telecom SA*	18,275	485,095

Telecom Services — 1.4%
TELUS Corp.	11,620	424,746
XL Axiata Tbk PT†	837,350	159,913

		584,659

Telecommunication Equipment — 0.2%
Telesites SAB de CV†	121,000	89,527

Telephone-Integrated — 3.7%
Hellenic Telecommunications Organization SA	27,190	352,929
KDDI Corp.	8,500	237,003
Koninklijke KPN NV	129,015	372,634
Orange SA	23,884	408,022
Telefonica Brasil SA ADR	17,548	193,730

		1,564,318

Water — 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo	42,600	283,750

Total Common Stocks (cost $33,122,982)		36,937,576

CONVERTIBLE PREFERRED SECURITIES — 4.6%
Electric-Distribution — 0.9%
Sempra Energy Series A 6.00%	2,004	205,029
Sempra Energy Series B 6.75%	1,725	176,951

		381,980

Electric-Integrated — 3.0%
Dominion Resources, Inc. Series A 6.75%	8,513	410,241
NextEra Energy, Inc. 6.12%	9,389	537,520
NextEra Energy, Inc. 6.37%	3,747	279,152

		1,226,913

304

SunAmerica Series Trust SA MFS Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES (continued)
Gas-Distribution — 0.3%
South Jersey Industries, Inc. 7.25%	2,209	$121,120

Independent Power Producers — 0.4%
Vistra Energy Corp. 7.00%	1,932	177,937

Total Convertible Preferred Securities (cost $1,738,162)		1,907,950

Total Long-Term Investment Securities (cost $34,861,144)		38,845,526

SHORT-TERM INVESTMENT SECURITIES — 6.6%
U.S. Government Agencies — 6.6%
Federal Home Loan Bank Disc. Notes 1.76% due 08/01/2018 (cost $2,753,000)	$2,753,000	2,753,000

TOTAL INVESTMENTS (cost $37,614,144)(1)	99.8%	41,598,526
Other assets less liabilities	0.2	99,508

NET ASSETS	100.0%	$41,698,034

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $485,095 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	GBP	4,461	USD	5,886	10/17/2018	$11	$—

Citibank N.A.	USD	17,473	EUR	14,835	10/17/2018	—	(27)

Deutsche Bank AG	EUR	135,232	USD	159,281	10/17/2018	246	—

Goldman Sachs International	USD	12,920	EUR	10,989	10/17/2018	4	—

HSBC Bank USA	EUR	75,274	USD	88,659	10/17/2018	136	—

JPMorgan Chase Bank N.A	EUR	2,275,448	USD	2,679,661	10/17/2018	3,684	—

Merrill Lynch International	CAD	3,191,019	USD	2,428,755	10/17/2018	—	(27,534)
	GBP	461,298	USD	608,316	10/17/2018	872	—

						872	(27,534)

Morgan Stanley Capital Services, Inc.	EUR	1,104,828	USD	1,299,951	09/18/2018	3,565	—

Net Unrealized Appreciation/(Depreciation)						$8,518	$(27,561)

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound Sterling

USD — United States Dollar

305

SunAmerica Series Trust SA MFS Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$26,620,880	$10,316,696	**	$—	$36,937,576
Convertible Preferred Securities	1,907,950	—		—	1,907,950
Short-Term Investment Securities	—	2,753,000		—	2,753,000

Total Investments at Value	$28,528,830	$13,069,696		$—	$41,598,526

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$8,518		$—	$8,518

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$27,561		$—	$27,561

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $10,316,696 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfer between Levels during the reporting period.

See Notes to Financial Statements

306

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

United States Treasury Notes	10.5%
Diversified Banking Institutions	6.7
Federal National Mtg. Assoc.	5.1
Medical-Drugs	4.3
Federal Home Loan Mtg. Corp.	4.1
United States Treasury Bonds	3.6
Diversified Financial Services	2.9
Electric-Integrated	2.6
Tobacco	2.2
Banks-Super Regional	2.2
Diversified Manufacturing Operations	1.8
Computer Services	1.8
Insurance-Multi-line	1.8
Diagnostic Equipment	1.7
Pipelines	1.7
Cable/Satellite TV	1.6
Aerospace/Defense	1.4
U.S. Government Agencies	1.4
Oil Companies-Integrated	1.4
Food-Misc./Diversified	1.3
Oil Companies-Exploration & Production	1.3
Real Estate Investment Trusts	1.3
Medical Products	1.2
Transport-Rail	1.2
Chemicals-Diversified	1.2
Banks-Fiduciary	1.1
Applications Software	1.0
Medical Instruments	0.9
Instruments-Controls	0.9
Aerospace/Defense-Equipment	0.9
Medical-HMO	0.8
Investment Management/Advisor Services	0.8
Banks-Commercial	0.8
Electronic Components-Semiconductors	0.8
Government National Mtg. Assoc.	0.8
Telephone-Integrated	0.8
Semiconductor Components-Integrated Circuits	0.7
Finance-Credit Card	0.7
Insurance Brokers	0.7
Computers	0.7
Insurance-Life/Health	0.7
Auto-Cars/Light Trucks	0.6
Building Products-Air & Heating	0.6
Networking Products	0.6
E-Commerce/Products	0.6
Electronic Forms	0.6
Coatings/Paint	0.6
Oil Refining & Marketing	0.6
Electric-Distribution	0.6
Medical-Wholesale Drug Distribution	0.6
Auto/Truck Parts & Equipment-Original	0.6
Insurance-Property/Casualty	0.5
Commercial Services-Finance	0.5
Data Processing/Management	0.5
Beverages-Wine/Spirits	0.5
Advertising Agencies	0.5
Oil-Field Services	0.5
Pharmacy Services	0.4
Web Portals/ISP	0.4
Private Equity	0.4
Finance-Other Services	0.4

Food-Meat Products	0.4%
Internet Content-Entertainment	0.4
Metal-Diversified	0.4
Retail-Apparel/Shoe	0.4
Consumer Products-Misc.	0.4
Soap & Cleaning Preparation	0.3
Home Decoration Products	0.3
Transport-Services	0.3
Tools-Hand Held	0.3
Finance-Investment Banker/Broker	0.2
Agricultural Operations	0.2
Fisheries	0.2
Cosmetics & Toiletries	0.2
Airlines	0.2
Investment Companies	0.2
Machinery-Farming	0.2
Beverages-Non-alcoholic	0.2
Municipal Bonds & Notes	0.2
Hotels/Motels	0.2
Computers-Memory Devices	0.2
Enterprise Software/Service	0.2
Rental Auto/Equipment	0.2
Banks-Special Purpose	0.2
Athletic Footwear	0.2
Medical-Biomedical/Gene	0.2
Food-Retail	0.2
E-Commerce/Services	0.2
Containers-Metal/Glass	0.1
Textile-Apparel	0.1
Food-Catering	0.1
Brewery	0.1
Food-Dairy Products	0.1
Computer Data Security	0.1
Printing-Commercial	0.1
Retail-Gardening Products	0.1
Appliances	0.1
Retail-Consumer Electronics	0.1
Food-Confectionery	0.1
Electric-Generation	0.1
Electric-Transmission	0.1
Medical Labs & Testing Services	0.1
Banks-Money Center	0.1
Building-Residential/Commercial	0.1
Apparel Manufacturers	0.1
Medical-Generic Drugs	0.1
Retail-Drug Store	0.1
Building Products-Cement	0.1
Building Products-Wood	0.1
Retail-Restaurants	0.1
Entertainment Software	0.1
Finance-Consumer Loans	0.1
Small Business Administration	0.1
Housewares	0.1
Machinery-Electrical	0.1
Medical-Hospitals	0.1
Insurance-Mutual	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Regional Department Stores	0.1

99.9%

*	Calculated as a percentage of net assets

307

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 60.8%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	35,842	$808,237
Omnicom Group, Inc.	23,568	1,622,186

		2,430,423

Aerospace/Defense — 1.4%
Boeing Co.	8,834	3,147,554
Lockheed Martin Corp.	8,631	2,814,569
Northrop Grumman Corp.	5,323	1,599,509

		7,561,632

Aerospace/Defense-Equipment — 0.8%
Harris Corp.	4,098	675,965
United Technologies Corp.	24,017	3,260,068

		3,936,033

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	26,584	1,282,944

Airlines — 0.2%
Copa Holdings SA, Class A	3,617	352,079
Delta Air Lines, Inc.	13,898	756,329

		1,108,408

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	22,686	504,990

Appliances — 0.1%
Whirlpool Corp.	4,439	581,953

Applications Software — 0.9%
Microsoft Corp.	43,524	4,617,026

Athletic Footwear — 0.2%
NIKE, Inc., Class B	11,079	852,086

Auto-Cars/Light Trucks — 0.3%
General Motors Co.	15,075	571,493
Toyota Motor Corp.	15,300	1,002,717

		1,574,210

Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	4,346	204,262
Aptiv PLC	15,959	1,565,099
Lear Corp.	3,725	670,984

		2,440,345

Banks-Commercial — 0.2%
Royal Bank of Canada	7,185	560,892
Westpac Banking Corp.	26,803	585,471

		1,146,363

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	54,881	2,934,487
State Street Corp.	24,008	2,120,147

		5,054,634

Banks-Super Regional — 2.1%
PNC Financial Services Group, Inc.	20,473	2,965,105
SunTrust Banks, Inc.	9,262	667,512
US Bancorp	68,526	3,632,563
Wells Fargo & Co.	60,779	3,482,029

		10,747,209

Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	12,075	497,973
PepsiCo, Inc.	4,637	533,255

		1,031,228

Security Description	Shares	Value (Note 2)
Beverages-Wine/Spirits — 0.4%
Diageo PLC	55,421	$2,036,670

Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	88,798	3,330,813

Building-Residential/Commercial — 0.1%
PulteGroup, Inc.	18,611	530,227

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	197,117	7,052,846

Chemicals-Diversified — 1.2%
Celanese Corp., Series A	8,527	1,007,124
DowDuPont, Inc.	18,108	1,245,287
PPG Industries, Inc.	34,023	3,764,985

		6,017,396

Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	25,353	766,928
Sherwin-Williams Co.	4,258	1,876,629

		2,643,557

Commercial Services-Finance — 0.5%
Equifax, Inc.	8,817	1,106,534
Moody’s Corp.	4,615	789,719
Worldpay, Inc., Class A†	7,644	628,260

		2,524,513

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	5,676	639,515

Computer Services — 1.8%
Accenture PLC, Class A	28,527	4,545,207
Amdocs, Ltd.	13,820	933,956
Cognizant Technology Solutions Corp., Class A	5,519	449,798
DXC Technology Co.	40,623	3,442,393

		9,371,354

Computers — 0.4%
Apple, Inc.	9,073	1,726,501
Hewlett Packard Enterprise Co.	21,844	337,272

		2,063,773

Computers-Memory Devices — 0.2%
Seagate Technology PLC	8,906	468,634
Western Digital Corp.	6,077	426,301

		894,935

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	16,532	1,882,334

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	17,644	798,744

Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	3,201	214,499
Coty, Inc., Class A	51,547	691,245
Procter & Gamble Co.	2,953	238,839

		1,144,583

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	11,323	1,167,741
Fiserv, Inc.†	13,454	1,015,508

		2,183,249

308

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 1.5%
Danaher Corp.	36,707	$3,765,404
Thermo Fisher Scientific, Inc.	18,097	4,244,289

		8,009,693

Distribution/Wholesale — 0.0%
HD Supply Holdings, Inc.†	5,389	237,008

Diversified Banking Institutions — 5.0%
Bank of America Corp.	136,203	4,205,949
BNP Paribas SA	5,889	383,119
Citigroup, Inc.	78,864	5,669,533
Goldman Sachs Group, Inc.	17,453	4,143,866
JPMorgan Chase & Co.	88,468	10,169,397
Morgan Stanley	23,747	1,200,648
Sumitomo Mitsui Financial Group, Inc.	7,300	289,710

		26,062,222

Diversified Manufacturing Operations — 1.8%
3M Co.	10,482	2,225,538
Eaton Corp. PLC	50,915	4,234,601
Illinois Tool Works, Inc.	15,785	2,262,464
Ingersoll-Rand PLC	9,075	893,978

		9,616,581

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	1,737	3,087,413

Electric-Distribution — 0.4%
PPL Corp.	47,475	1,365,856
Sempra Energy	6,173	713,537

		2,079,393

Electric-Generation — 0.1%
Engie SA	35,063	566,177

Electric-Integrated — 1.9%
American Electric Power Co., Inc.	8,481	603,338
Duke Energy Corp.	30,775	2,511,855
Exelon Corp.	60,378	2,566,065
Public Service Enterprise Group, Inc.	15,101	778,608
Southern Co.	33,497	1,627,954
SSE PLC	56,611	928,512
WEC Energy Group, Inc.	8,091	537,000
Xcel Energy, Inc.	9,000	421,740

		9,975,072

Electronic Components-Semiconductors — 0.8%
Intel Corp.	20,546	988,263
Samsung Electronics Co., Ltd. (Preference Shares)	10,977	376,725
Texas Instruments, Inc.	25,255	2,811,386

		4,176,374

Electronic Forms — 0.6%
Adobe Systems, Inc.†	12,663	3,098,383

Enterprise Software/Service — 0.2%
Oracle Corp.	18,651	889,280

Entertainment Software — 0.1%
Electronic Arts, Inc.†	2,744	353,290

Finance-Consumer Loans — 0.1%
Synchrony Financial	11,013	318,716

Finance-Credit Card — 0.6%
American Express Co.	11,369	1,131,443

Security Description	Shares	Value (Note 2)
Finance-Credit Card (continued)
Discover Financial Services	16,791	$1,199,045
Visa, Inc., Class A	6,029	824,406

		3,154,894

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	12,127	619,205

Finance-Other Services — 0.2%
Nasdaq, Inc.	13,068	1,194,415

Fisheries — 0.2%
Marine Harvest ASA	57,564	1,258,894

Food-Catering — 0.1%
Aramark	16,494	663,224

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,748	416,478

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	38,138	2,198,656

Food-Misc./Diversified — 1.2%
Danone SA	13,322	1,046,673
General Mills, Inc.	46,300	2,132,578
Mondelez International, Inc., Class A	13,179	571,705
Nestle SA	29,656	2,416,581

		6,167,537

Food-Retail — 0.2%
Kroger Co.	28,973	840,217

Home Decoration Products — 0.3%
Newell Brands, Inc.	56,753	1,486,361

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	4,001	511,488

Housewares — 0.1%
Tupperware Brands Corp.	8,202	301,095

Instruments-Controls — 0.9%
Honeywell International, Inc.	28,938	4,619,952

Insurance Brokers — 0.6%
Aon PLC	21,712	3,116,758

Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	27,785	2,803,784
Unum Group	15,797	627,615

		3,431,399

Insurance-Multi-line — 1.8%
Chubb, Ltd.	28,451	3,975,174
MetLife, Inc.	87,352	3,995,480
Zurich Insurance Group AG	4,302	1,323,236

		9,293,890

Insurance-Property/Casualty — 0.5%
Travelers Cos., Inc.	21,798	2,836,792

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	12,537	2,163,635

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	4,182	2,102,542
Invesco, Ltd.	14,369	387,819
T. Rowe Price Group, Inc.	11,644	1,386,568

		3,876,929

Machinery-Electrical — 0.1%
Regal Beloit Corp.	3,491	300,051

309

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 0.2%
AGCO Corp.	6,541	$412,214
Deere & Co.	4,484	649,238

		1,061,452

Medical Instruments — 0.8%
Medtronic PLC	46,423	4,188,747

Medical Products — 0.8%
Abbott Laboratories	46,741	3,063,405
Zimmer Biomet Holdings, Inc.	7,169	899,853

		3,963,258

Medical-Biomedical/Gene — 0.1%
Biogen, Inc.†	1,586	530,311

Medical-Drugs — 4.3%
Bayer AG	14,353	1,598,735
Bristol-Myers Squibb Co.	42,356	2,488,415
Eli Lilly & Co.	30,379	3,001,749
Johnson & Johnson	43,949	5,824,122
Merck & Co., Inc.	14,753	971,780
Novartis AG	8,608	722,565
Pfizer, Inc.	168,322	6,721,097
Roche Holding AG	3,466	850,581

		22,179,044

Medical-Generic Drugs — 0.1%
Mylan NV†	13,114	489,283

Medical-HMO — 0.8%
Cigna Corp.	11,506	2,064,407
Humana, Inc.	7,502	2,356,978

		4,421,385

Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	7,393	604,969
McKesson Corp.	19,195	2,410,892

		3,015,861

Metal-Diversified — 0.3%
Rio Tinto PLC	29,954	1,654,588

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,326	142,652

Networking Products — 0.6%
Cisco Systems, Inc.	77,491	3,277,094

Oil Companies-Exploration & Production — 1.3%
Anadarko Petroleum Corp.	13,551	991,256
EOG Resources, Inc.	17,518	2,258,771
EQT Corp.	9,600	476,928
Hess Corp.	11,779	773,056
Noble Energy, Inc.	17,937	647,346
Occidental Petroleum Corp.	9,726	816,303
Pioneer Natural Resources Co.	3,673	695,189

		6,658,849

Oil Companies-Integrated — 1.3%
BP PLC	231,994	1,743,113
Chevron Corp.	16,590	2,094,819
Eni SpA	49,637	957,050
Exxon Mobil Corp.	26,255	2,140,045

		6,935,027

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	7,729	624,735

Security Description	Shares	Value (Note 2)
Oil Refining & Marketing (continued)
Phillips 66	7,703	$950,088

		1,574,823

Oil-Field Services — 0.5%
Schlumberger, Ltd.	34,974	2,361,444

Pharmacy Services — 0.4%
CVS Health Corp.	17,251	1,118,900
Express Scripts Holding Co.†	13,911	1,105,368

		2,224,268

Pipelines — 1.0%
Enterprise Products Partners LP	72,525	2,103,225
EQT Midstream Partners LP	1,122	57,435
MPLX LP	14,807	539,419
Plains All American Pipeline LP	28,355	702,637
Plains GP Holdings LP, Class A	30,697	745,630
Williams Partners LP	19,234	866,107

		5,014,453

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	26,840	638,168

Private Equity — 0.4%
Apollo Global Management LLC, Class A	39,637	1,407,114
Blackstone Group LP	25,236	881,241

		2,288,355

Real Estate Investment Trusts — 1.1%
AGNC Investment Corp.	2,826	55,022
Annaly Capital Management, Inc.	51,963	557,044
Extra Space Storage, Inc.	9,619	903,898
Life Storage, Inc.	543	52,106
Medical Properties Trust, Inc.	131,125	1,889,511
Public Storage	1,858	404,728
Simon Property Group, Inc.	4,554	802,460
STORE Capital Corp.	39,487	1,083,918

		5,748,687

Retail-Apparel/Shoe — 0.3%
Ross Stores, Inc.	12,192	1,065,947
Urban Outfitters, Inc.†	14,076	624,974

		1,690,921

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,639	573,154

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	6,599	446,224

Retail-Gardening Products — 0.1%
Tractor Supply Co.	7,993	623,774

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	3,631	268,222

Retail-Restaurants — 0.1%
Starbucks Corp.	7,009	367,201

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	4,533	435,802
Marvell Technology Group, Ltd.	28,354	604,224
Maxim Integrated Products, Inc.	14,144	864,764
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,394	1,994,317

		3,899,107

310

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	11,718	$1,044,611

Telephone-Integrated — 0.5%
AT&T, Inc.	6,736	215,350
Verizon Communications, Inc.	42,154	2,176,832

		2,392,182

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	2,252	786,392

Tobacco — 2.0%
Altria Group, Inc.	53,448	3,136,329
Japan Tobacco, Inc.	17,600	500,727
Philip Morris International, Inc.	81,232	7,010,321

		10,647,377

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	8,866	1,325,201

Toys — 0.0%
Hasbro, Inc.	273	27,194

Transport-Rail — 1.2%
Canadian National Railway Co.	7,214	643,128
Union Pacific Corp.	36,337	5,446,553

		6,089,681

Transport-Services — 0.3%
United Parcel Service, Inc., Class B	11,339	1,359,433

Web Portals/ISP — 0.3%
Alphabet, Inc., Class A†	1,342	1,646,929

Total Common Stocks (cost $234,938,004)		316,460,817

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	4,241	242,797
NextEra Energy, Inc. 6.37	4,902	365,199

Total Convertible Preferred Securities (cost $564,313)		607,996

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022* (cost $555,809)	510,000	555,492

ASSET BACKED SECURITIES — 2.9%
Diversified Financial Services — 2.9%
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 3.61% (3 ML+1.25%) due 10/18/2027*(1)(3)	514,000	508,730
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	616,637
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 3.67% (1 ML+1.60%) due 12/28/2040*(1)	290,451	267,564

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BDS, Ltd. FRS Series 2018-FL2, Class B 3.49% (1 ML+1.14%) due 08/15/2035*(1)(4)	$364,000	$363,943
Benchmark Mtg. Trust VRS Series 2018-B1, Class A5 3.67% due 01/15/2051(2)(4)	763,000	755,999
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(2)(4)	936,324	919,633
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*(1)	332,000	330,448
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 3.07% (3 ML+1.00%) due 06/15/2028*(1)	358,914	360,095
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(4)	208,222	202,247
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(4)	607,952	591,985
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(4)	821,121	824,886
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	461,660
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 3.06% (3 ML+1.02%) due 04/15/2031*(3)	882,000	876,880
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.25% (3ML + 0.90%) due 04/15/2029*(1)(3)	412,000	409,509
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 3.84% (3 ML+1.50%) due 01/15/2027*(3)	270,000	270,000
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	345,577
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	265,826
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(2)	83,468	84,472
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	879,375	864,874
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(4)	431,816	420,199
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(4)	635,131	619,667
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	1,010,000	1,003,638

311

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(4)	$166,564	$162,124
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(4)	324,355	316,312
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(4)	294,880	288,415
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 0.92% due 11/15/2030*(2)(4)(5)	175,879	2
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 4.13% (3 ML+1.80%) due 04/18/2025*(3)	905,390	904,470
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(2)	160,978	155,552
UBS Commercial Mtg. Trust Series 2017-C7, Class A4 3.68% due 12/15/2050(4)	743,000	731,738
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	886,420

Total Asset Backed Securities (cost $15,642,413)		14,809,502

U.S. CORPORATE BONDS & NOTES — 8.0%
Aerospace/Defense-Equipment — 0.1%
L3 Technologies, Inc. Company Guar. Notes 3.85% due 06/15/2023	275,000	273,742

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	677,000	718,737

Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Company Guar. Notes 3.35% due 05/04/2021*	494,000	491,448
Ford Motor Credit Co. LLC Senior Notes 3.47% due 04/05/2021	200,000	198,424
General Motors Co. Senior Notes 5.15% due 04/01/2038	146,000	140,302
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	258,872
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	476,170
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	220,000	216,455

		1,781,671

Security Description	Principal Amount	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	$364,000	$342,147

Banks-Commercial — 0.1%
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	250,000	245,855
PNC Bank NA Senior Notes 2.30% due 06/01/2020	413,000	406,712

		652,567

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	635,000	629,476

Banks-Super Regional — 0.1%
Capital One Financial Corp. Senior Notes 2.50% due 05/12/2020	425,000	419,391
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	270,925

		690,316

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	446,000	421,351

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	464,000	660,037

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	211,061
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	168,066

		379,127

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	378,584

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	456,797
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	879,654

		1,336,451

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	212,000	208,823

312

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint (continued)
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	$250,000	$245,785

		454,608

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	730,010
Apple, Inc. Senior Notes 3.35% due 02/09/2027	470,000	461,718
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	220,765

		1,412,493

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	123,361
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	180,000	180,223

		303,584

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	488,365
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	700,000	654,671

		1,143,036

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	496,000	481,390
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	349,980
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	357,000	345,815
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	814,618
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	898,000	914,365
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	460,082
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	106,000	102,983
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	647,000	636,623
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,107,122

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	$246,000	$224,560
Morgan Stanley Senior Notes 3.13% due 01/23/2023	447,000	437,033
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,047,000	1,005,818
Morgan Stanley Senior Notes 3.88% due 04/29/2024	338,000	337,910
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	248,221

		7,466,520

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	855,000	820,793

Electric-Integrated — 0.5%
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	74,444
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	675,789
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	413,917
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	518,163
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	187,791
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	661,707

		2,531,811

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	560,845

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	617,000	600,047

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	545,000	517,633
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	211,000	204,300

		721,933

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	291,960

313

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	$188,000	$186,398
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	530,704

		1,009,062

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	150,005

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	540,000	494,902
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	156,000	154,876

		649,778

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	427,000	419,083

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	590,132

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	297,000	295,956

Insurance-Property/Casualty — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	237,237

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	495,607

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	631,131

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	131,291
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	426,656

		557,947

Medical Products — 0.4%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	468,000	514,380

Security Description	Principal Amount	Value (Note 2)
Medical Products (continued)
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	$325,000	$322,928
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	208,734
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	448,000	446,229
Zimmer Biomet Holdings, Inc. FRS Senior Notes 3.08% (3 ML + 0.75%) due 03/19/2021	193,000	193,253
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	603,000	578,181

		2,263,705

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	317,518

Medical-Drugs — 0.0%
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*	200,000	200,540

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	31,721
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	264,391

		296,112

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	427,000	421,615

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	277,000	275,875

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	529,000	520,733
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	357,000	349,525
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	582,462

		1,452,720

Pharmacy Services — 0.0%
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	185,000	191,715

314

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.5%
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	$565,000	$575,055
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	522,533
Kinder Morgan Energy Partners LP Company Guar. Notes 7.40% due 03/15/2031	110,000	130,663
MPLX LP Senior Notes 4.50% due 04/15/2038	183,000	173,844
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	549,662
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	678,000	699,628

		2,651,385

Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	253,000	242,816
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	236,490
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	414,000	388,780

		868,086

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	883,050

Retail-Apparel/Shoe — 0.1%
Coach, Inc. Senior Notes 4.13% due 07/15/2027	357,000	339,115

Retail-Discount — 0.0%
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025	213,000	210,823

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	150,000	143,020

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	509,821
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	496,750
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	564,000	568,446

		1,575,017

Security Description	Principal Amount	Value (Note 2)
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	$326,000	$366,306

Total U.S. Corporate Bonds & Notes (cost $41,965,912)		41,772,416

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.5%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	403,598
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	542,227
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 4.10% due 09/09/2023*	530,000	537,923
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	255,900
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	702,664

		2,442,312

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	856,692

Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	149,000	149,015

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	679,900
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	523,000	521,737
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*(1)	524,000	525,463

		1,727,100

E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	200,000	187,355

Electric-Distribution — 0.2%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	561,000	559,080
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*(1)	394,000	381,196

		940,276

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	400,000	392,433

315

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Dairy Products — 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	$694,000	$640,808

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,063,397

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	198,442

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	763,106
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	56,040

		819,146

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	645,643

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	517,000	511,616

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	677,670

Total Foreign Corporate Bonds & Notes (cost $11,321,173)		11,251,905

U.S. GOVERNMENT AGENCIES — 10.1%
Federal Home Loan Mtg. Corp. — 4.1%
3.00% due 03/01/2043	342,482	332,787
3.00% due 04/01/2043	764,090	742,400
3.00% due 05/01/2043	673,738	654,563
3.00% due 05/01/2046	341,384	329,905
3.00% due 10/01/2046	630,802	609,590
3.00% due 11/01/2046	837,076	808,929
3.50% due 02/01/2042	334,281	333,817
3.50% due 04/01/2042	212,145	212,178
3.50% due 12/01/2042	521,261	520,536
3.50% due 04/01/2043	149,375	149,167
3.50% due 07/01/2043	27,578	27,539
3.50% due 08/01/2043	330,569	330,110
3.50% due 12/01/2045	410,248	408,025
3.50% due 11/01/2046	262,356	260,261
3.50% due 12/01/2046	1,121,813	1,112,855
3.50% due 01/01/2047	950,494	942,818
4.00% due 11/01/2040	395,664	405,136
4.00% due 01/01/2041	834,394	854,392
4.00% due 04/01/2044	275,473	280,797
4.00% due 08/01/2047	712,292	724,064
4.50% due 08/01/2018	253	254
4.50% due 11/01/2018	3,794	3,829
4.50% due 01/01/2019	1,242	1,254

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 03/01/2019	$521	$526
4.50% due 08/01/2019	719	727
4.50% due 02/01/2020	1,739	1,756
4.50% due 08/01/2024	103,334	106,991
4.50% due 04/01/2035	21,815	22,720
4.50% due 07/01/2039	167,423	175,177
4.50% due 09/01/2039	73,991	77,524
4.50% due 10/01/2039	42,829	44,875
4.50% due 12/01/2039	65,337	68,464
4.50% due 05/01/2042	115,297	120,815
5.00% due 09/01/2018	515	517
5.00% due 02/01/2019	3,421	3,439
5.00% due 09/01/2033	90,817	96,422
5.00% due 03/01/2034	36,533	39,076
5.00% due 04/01/2034	16,341	17,350
5.00% due 08/01/2035	21,543	22,867
5.00% due 10/01/2035	52,793	56,280
5.00% due 11/01/2035	156,660	166,829
5.00% due 12/01/2036	28,409	30,262
5.00% due 07/01/2039	217,118	231,323
5.50% due 04/01/2019	670	671
5.50% due 06/01/2019	589	590
5.50% due 07/01/2019	381	381
5.50% due 12/01/2033	65,127	71,863
5.50% due 01/01/2034	92,806	100,469
5.50% due 04/01/2034	15,826	16,906
5.50% due 11/01/2034	9,623	10,320
5.50% due 05/01/2035	13,753	14,680
5.50% due 09/01/2035	17,591	18,847
5.50% due 10/01/2035	18,276	19,822
6.00% due 08/01/2019	5,819	5,860
6.00% due 09/01/2019	619	619
6.00% due 11/01/2019	2,367	2,374
6.00% due 05/01/2021	3,008	3,058
6.00% due 10/01/2021	22,391	22,805
6.00% due 04/01/2034	54,733	60,046
6.00% due 07/01/2034	44,359	48,505
6.00% due 08/01/2034	112,041	123,209
6.00% due 09/01/2034	5,014	5,444
6.00% due 07/01/2035	28,163	30,758
6.00% due 08/01/2035	25,577	28,009
6.00% due 11/01/2035	38,555	42,297
6.00% due 03/01/2036	10,599	11,508
6.00% due 07/01/2036	14,325	15,553
6.00% due 10/01/2036	26,923	29,466
6.00% due 01/01/2037	31,653	34,524
6.00% due 03/01/2037	8,124	8,821
6.00% due 05/01/2037	52,094	57,049
6.00% due 06/01/2037	24,902	27,365
6.50% due 05/01/2034	7,017	7,772
6.50% due 06/01/2034	34,227	37,908
6.50% due 08/01/2034	39,137	43,347
6.50% due 10/01/2034	27,083	30,198
6.50% due 11/01/2034	1,360	1,506
6.50% due 05/01/2037	36,282	40,185
6.50% due 07/01/2037	24,504	27,140
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K071, Class X1 0.29% due 11/25/2027(4)(5)	2,288,497	55,187
Series K712, Class A2 1.87% due 11/25/2019(4)	206,770	204,166

316

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K704, Class A2 2.41% due 08/25/2018(4)	$18,196	$18,164
Series K503, Class A2 2.46% due 08/25/2019(4)	200,000	199,402
Series K026, Class A2 2.51% due 11/25/2022(4)	308,000	300,434
Series K042, Class A2 2.67% due 12/25/2024(4)	320,000	309,501
Series K055, Class A2 2.67% due 03/25/2026(4)	232,000	221,293
Series K720, Class A2 2.72% due 06/25/2022(4)	218,832	215,658
Series K718, Class A2 2.79% due 01/25/2022(4)	299,000	295,709
Series K028, Class A2 3.11% due 02/25/2023(4)	439,000	438,774
Series K066, Class A2 3.12% due 06/25/2027(4)	220,000	214,131
Series K052, Class A2 3.15% due 11/25/2025(4)	198,000	195,901
Series K041, Class A2 3.17% due 10/25/2024(4)	267,000	265,917
Series K067, Class A2 3.19% due 07/25/2027(4)	242,000	236,822
Series K068, Class A2 3.24% due 08/25/2027(4)	155,000	152,130
Series K071, Class A2 3.29% due 11/25/2027(4)	494,000	485,378
Series K060, Class A2 3.30% due 10/25/2026(4)	193,000	191,112
Series K062, Class A2 3.41% due 12/25/2026(4)	154,000	153,598
Series K076, Class A2 3.90% due 04/25/2028(4)	330,000	339,571
Series K003, Class A5 5.09% due 03/25/2019(4)	793,000	799,254
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K071, Class XAM 0.20% due 11/25/2027(2)(4)(5)	3,192,000	60,136
Series K070, Class XAM 0.24% due 12/25/2027(2)(4)(5)	1,984,000	44,903
Series K721, Class XAM 0.28% due 11/25/2024(2)(4)(5)	3,013,000	52,999
Series K069, Class XAM 0.28% due 09/25/2027(2)(4)(5)	2,042,000	51,240
Series K072, Class XAM 0.29% due 12/25/2027(2)(4)(5)	2,208,000	57,372
Series K154, Class X1 0.31% due 11/25/2032(2)(4)(5)	1,759,903	56,669
Series K728, Class XAM 0.31% due 08/25/2024(2)(4)(5)	2,996,000	61,243
Series K070, Class X1 0.33% due 11/25/2027(2)(4)(5)	2,066,981	56,416
Series K068, Class XAM 0.33% due 08/25/2027(2)(4)(5)	1,898,000	54,548
Series K729, Class X1 0.37% due 10/25/2024(2)(4)(5)	4,034,688	78,627
Series K069, Class X1 0.37% due 09/25/2027(2)(4)(5)	1,711,982	51,692
Series K072, Class X1 0.37% due 12/25/2027(2)(4)(5)	3,546,042	107,620

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K728, Class X1 0.42% due 08/25/2024(2)(4)(5)	$5,557,772	$120,790
Series K068, Class X1 0.44% due 08/25/2027(2)(4)(5)	1,335,941	45,151
Series K727, Class XAM 0.51% due 07/25/2024(2)(4)(5)	2,786,000	81,948
Series K067, Class X1 0.58% due 07/25/2027(2)(4)(5)	2,374,600	105,597
Series K727, Class X1 0.62% due 07/25/2024(2)(4)(5)	1,024,721	31,457
Series K066, Class XAM 0.63% due 06/25/2027(2)(4)(5)	2,696,000	138,759
Series K066, Class X1 0.75% due 06/25/2027(2)(4)(5)	914,524	51,018
Series K726, Class X1 0.88% due 04/25/2024(2)(4)(5)	1,230,870	50,690
Series K033, Class A2 3.06% due 07/25/2023(2)(4)	135,000	134,202
Series K728, Class A2 3.06% due 08/25/2024(2)(4)	156,000	154,345
Series K069, Class A2 3.19% due 09/25/2027(2)(4)	148,000	144,444
Series K064, Class A2 3.22% due 03/25/2027(2)(4)	204,000	200,484
Series K030, Class A2 3.25% due 04/25/2023(2)(4)	507,000	508,608
Series K070, Class A2 3.30% due 11/25/2027(2)(4)	53,000	52,195
Series K029, Class A2 3.32% due 02/25/2023(2)(4)	143,000	143,916
Series K063, Class A2 3.43% due 01/25/2027(2)(4)	151,200	150,884
Series K035, Class A2 3.46% due 08/25/2023(2)(4)	523,000	528,973
Series K075, Class A2 3.65% due 02/25/2028(2)(4)	177,000	178,693
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K049, Class A2 3.01% due 07/25/2025(4)	83,000	81,596

		21,258,338

Federal National Mtg. Assoc. — 5.1%
2.28% due 11/01/2026	97,078	90,202
2.41% due 05/01/2023	99,632	96,505
2.55% due 05/01/2023	91,239	88,914
2.59% due 05/01/2023	93,583	91,349
2.70% due 07/01/2025	75,000	72,011
3.00% due 12/01/2031	791,149	784,703
3.00% due 09/01/2046	130,471	126,174
3.00% due 10/01/2046	504,655	487,997
3.00% due 11/01/2046	637,963	616,928
3.50% due 11/01/2041	31,674	31,642
3.50% due 01/01/2042	405,092	404,690
3.50% due 01/01/2043	143,617	143,242
3.50% due 04/01/2043	483,915	482,385
3.50% due 05/01/2043	632,683	630,692
3.50% due 07/01/2043	727,501	725,203
3.50% due 08/01/2043	239,204	238,535
3.50% due 09/01/2043	968,325	965,271
3.50% due 02/01/2045	703,409	700,859
3.50% due 09/01/2045	828,190	823,007
3.50% due 10/01/2045	562,444	559,495

317

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 01/01/2046	$180,474	$179,568
3.50% due 05/01/2046	261,438	259,802
3.50% due 07/01/2046	743,033	738,383
3.50% due 10/01/2046	228,850	227,421
3.50% due 12/01/2046	605,957	602,118
3.50% due 01/01/2047	93,198	92,596
3.50% due 08/01/2047	435,702	432,670
4.00% due 09/01/2040	713,947	730,552
4.00% due 11/01/2040	163,209	166,998
4.00% due 12/01/2040	225,890	231,147
4.00% due 12/01/2040	161,342	165,072
4.00% due 02/01/2041	440,419	450,807
4.00% due 06/01/2041	437,401	447,520
4.00% due 11/01/2041	149,372	152,844
4.00% due 01/01/2042	988,848	1,011,860
4.00% due 04/01/2042	136,787	140,055
4.00% due 10/01/2042	112,157	114,837
4.00% due 12/01/2042	129,354	132,416
4.00% due 01/01/2043	207,027	211,921
4.00% due 04/01/2043	32,825	33,588
4.00% due 05/01/2043	418,329	428,234
4.00% due 06/01/2043	187,952	192,319
4.00% due 07/01/2043	184,695	188,585
4.00% due 01/01/2044	80,801	82,771
4.00% due 04/01/2044	87,903	89,948
4.00% due 05/01/2044	323,560	331,066
4.00% due 11/01/2044	160,738	163,609
4.00% due 02/01/2045	257,679	264,018
4.00% due 06/01/2047	664,041	674,980
4.00% due 07/01/2047	990,791	1,007,113
4.00% due 09/01/2047	718,426	730,262
4.50% due 03/01/2019	1,988	2,003
4.50% due 04/01/2020	9,538	9,616
4.50% due 07/01/2020	2,588	2,608
4.50% due 08/01/2033	94,540	98,421
4.50% due 03/01/2034	291,532	303,977
4.50% due 01/01/2040	91,545	95,892
4.50% due 02/01/2041	188,269	197,316
4.50% due 04/01/2041	261,827	274,385
4.50% due 01/01/2043	196,200	205,610
4.50% due 04/01/2044	1,135,091	1,189,524
4.50% due 06/01/2044	127,187	133,288
4.60% due 09/01/2019	77,158	78,416
5.00% due 12/01/2018	2,565	2,609
5.00% due 07/01/2019	3,571	3,633
5.00% due 11/01/2019	8,452	8,598
5.00% due 03/01/2020	5,879	5,980
5.00% due 07/01/2020	3,318	3,375
5.00% due 08/01/2020	4,600	4,680
5.00% due 12/01/2020	11,344	11,543
5.00% due 03/01/2026	51,549	55,152
5.00% due 11/01/2033	50,614	54,049
5.00% due 03/01/2034	39,222	41,957
5.00% due 05/01/2034	16,362	17,471
5.00% due 08/01/2034	16,244	17,344
5.00% due 09/01/2034	44,909	47,956
5.00% due 06/01/2035	63,695	67,950
5.00% due 07/01/2035	143,477	153,074
5.00% due 08/01/2035	33,063	35,318
5.00% due 09/01/2035	23,059	24,624
5.00% due 10/01/2035	124,915	133,426
5.00% due 10/01/2039	51,013	54,526

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.00% due 11/01/2039	$73,691	$78,798
5.00% due 11/01/2040	47,652	50,948
5.00% due 01/01/2041	11,562	12,217
5.00% due 03/01/2041	29,271	31,117
5.50% due 07/01/2019	10,480	10,526
5.50% due 08/01/2019	1,468	1,474
5.50% due 09/01/2019	10,144	10,197
5.50% due 01/01/2021	12,356	12,507
5.50% due 03/01/2021	5,028	5,097
5.50% due 05/01/2022	8,787	9,003
5.50% due 02/01/2033	41,231	44,488
5.50% due 06/01/2033	61,520	66,680
5.50% due 07/01/2033	198,347	214,567
5.50% due 11/01/2033	65,845	71,293
5.50% due 12/01/2033	7,758	8,282
5.50% due 01/01/2034	56,557	60,813
5.50% due 02/01/2034	103,936	112,060
5.50% due 03/01/2034	20,899	22,771
5.50% due 04/01/2034	28,549	30,517
5.50% due 05/01/2034	139,051	151,011
5.50% due 06/01/2034	11,969	12,942
5.50% due 07/01/2034	149,664	161,996
5.50% due 09/01/2034	146,177	156,518
5.50% due 10/01/2034	279,628	302,618
5.50% due 11/01/2034	321,675	348,785
5.50% due 12/01/2034	126,828	137,138
5.50% due 01/01/2035	222,610	241,335
5.50% due 04/01/2035	28,767	31,181
5.50% due 09/01/2035	112,914	122,636
5.50% due 06/01/2036	61,982	66,171
5.50% due 03/01/2037	24,063	26,073
6.00% due 11/01/2018	262	262
6.00% due 01/01/2021	9,403	9,531
6.00% due 05/01/2021	4,004	4,073
6.00% due 07/01/2021	20,038	20,410
6.00% due 04/01/2034	70,228	77,315
6.00% due 05/01/2034	71,422	77,452
6.00% due 06/01/2034	197,035	216,762
6.00% due 07/01/2034	86,529	94,554
6.00% due 08/01/2034	36,517	39,731
6.00% due 10/01/2034	110,133	120,257
6.00% due 11/01/2034	14,339	15,553
6.00% due 12/01/2034	4,179	4,532
6.00% due 08/01/2035	20,891	22,831
6.00% due 09/01/2035	42,431	46,901
6.00% due 10/01/2035	34,081	37,215
6.00% due 11/01/2035	5,293	5,740
6.00% due 12/01/2035	91,340	100,330
6.00% due 02/01/2036	75,518	81,968
6.00% due 03/01/2036	7,724	8,391
6.00% due 04/01/2036	23,606	25,796
6.00% due 06/01/2036	5,260	5,804
6.00% due 12/01/2036	17,899	19,577
6.00% due 07/01/2037	32,370	35,625
6.50% due 06/01/2031	21,737	24,044
6.50% due 07/01/2031	705	772
6.50% due 09/01/2031	15,680	17,178
6.50% due 07/01/2032	63,527	70,863
6.50% due 08/01/2032	39,078	43,538
6.50% due 01/01/2033	31,549	35,028
6.50% due 04/01/2034	9,691	10,714
6.50% due 06/01/2034	12,739	13,956
6.50% due 08/01/2034	24,713	27,074

318

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 05/01/2036	$25,221	$27,630
6.50% due 01/01/2037	7,450	8,162
6.50% due 02/01/2037	48,246	52,856
6.50% due 05/01/2037	18,964	20,776
6.50% due 07/01/2037	29,943	33,211
Federal National Mtg. Assoc. Multifamily REMIC Trust FRS Series 2015-M12, Class FA 2.42% (1ML+0.34%) due 04/25/2020(2)(4)	38,869	38,854
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00% due 05/25/2044(6)	123,524	117,434
Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	29,559	29,508
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.60% due 12/25/2026(2)(4)	316,000	295,141

		26,718,313

Government National Mtg. Assoc. — 0.8%
3.50% due 12/15/2041	210,902	212,038
3.50% due 02/15/2042	73,879	74,278
3.50% due 06/20/2043	405,070	408,510
3.50% due 07/20/2043	524,682	529,139
4.00% due 01/20/2041	490,690	506,171
4.00% due 02/20/2041	122,968	126,842
4.00% due 04/20/2041	93,918	96,889
4.00% due 02/20/2042	131,275	135,418
4.50% due 07/20/2033	8,717	9,136
4.50% due 09/20/2033	59,703	62,548
4.50% due 12/20/2034	22,474	23,554
4.50% due 11/15/2039	151,730	160,376
4.50% due 03/15/2040	158,878	167,896
4.50% due 04/15/2040	177,261	187,280
4.50% due 06/15/2040	67,800	71,648
4.50% due 01/20/2041	117,023	123,245
5.00% due 07/20/2033	12,205	13,053
5.00% due 06/15/2034	61,086	65,004
5.00% due 10/15/2034	26,184	27,857
5.50% due 11/15/2032	94,336	101,561
5.50% due 05/15/2033	219,966	238,757
5.50% due 12/15/2033	67,682	73,467
5.50% due 10/15/2035	1,618	1,737
6.00% due 09/15/2032	59,452	65,659
6.00% due 04/15/2033	86,205	94,522
6.00% due 02/15/2034	95,043	104,081
6.00% due 07/15/2034	36,859	41,375
6.00% due 09/15/2034	14,820	16,074
6.00% due 01/20/2035	17,848	19,688
6.00% due 02/20/2035	24,242	27,230
6.00% due 04/20/2035	14,811	16,247
6.00% due 01/15/2038	93,691	105,082
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(2)(4)(5)	1,506,640	91,868

		3,998,230

Small Business Administration — 0.1%
Series 2003-20G, Class 1 4.35% due 07/01/2023	8,647	8,826

Security Description	Principal Amount	Value (Note 2)
Small Business Administration (continued)
Series 2004-20D, Class 1 4.77% due 04/01/2024	$36,565	$37,394
Series 2005-20C, Class 1 4.95% due 03/01/2025	86,281	88,464
Series 2004-20I, Class 1 4.99% due 09/01/2024	55,131	56,711
Series 2004-20E, Class 1 5.18% due 05/01/2024	51,406	52,706
Series 2004-20F, Class 1 5.52% due 06/01/2024	57,732	59,664

		303,765

Sovereign Agency — 0.0%
Financing Corp. 9.65% due 11/02/2018	235,000	239,591

Total U.S. Government Agencies (cost $53,351,798)		52,518,237

U.S. GOVERNMENT TREASURIES — 14.1%
United States Treasury Bonds — 3.6%
2.50% due 02/15/2045	4,616,000	4,128,796
2.88% due 05/15/2043	4,855,200	4,682,992
2.88% due 11/15/2046	2,075,000	1,992,405
3.00% due 11/15/2045	219,000	215,672
3.50% due 02/15/2039	1,957,000	2,096,054
4.50% due 08/15/2039	3,761,400	4,607,421
5.00% due 05/15/2037	16,000	20,561
5.25% due 02/15/2029	1,000	1,205
6.00% due 02/15/2026	170,000	205,328
6.25% due 08/15/2023	128,000	148,355
6.75% due 08/15/2026	377,000	480,101
8.00% due 11/15/2021	318,000	369,874

		18,948,764

United States Treasury Notes — 10.5%
1.00% due 06/30/2019	13,231,000	13,061,995
1.38% due 09/30/2019	7,193,800	7,099,662
1.38% due 02/29/2020	497,000	487,506
1.75% due 11/30/2021	11,215,000	10,844,379
1.75% due 09/30/2022	799,000	765,417
2.00% due 11/15/2026	1,150,000	1,069,635
2.25% due 08/15/2027	2,664,000	2,514,046
2.50% due 08/15/2023	8,400,000	8,262,187
2.75% due 02/15/2028	595,000	584,332
3.13% due 05/15/2021	7,914,000	7,990,358
3.50% due 05/15/2020	1,809,000	1,835,287

		54,514,804

Total U.S. Government Treasuries (cost $74,488,248)		73,463,568

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,617)	675,000	973,223

Total Long-Term Investment Securities (cost $433,530,287)		512,413,156

319

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.4%
U.S. Government Agencies — 1.4%
Federal Home Loan Bank 1.76% due 08/01/2018 (cost $7,338,000)	$7,338,000	$7,338,000

TOTAL INVESTMENTS (cost $440,868,287)(7)	99.9%	519,751,156
Other assets less liabilities	0.1	531,166

NET ASSETS	100.0%	$520,282,322

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $16,689,452 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $3,146,948 representing 0.6% of net assets.

(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Collateralized Mortgage Obligation
(7)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
REMIC	— Real Estate Mortgage Investment Conduit
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current rates as of July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$294,387,972	$22,072,845	**	$—	$316,460,817
Convertible Preferred Securities	607,996	—		—	607,996
Preferred Securities/Capital Securities	—	555,492		—	555,492
Asset Backed Securities	—	14,809,502		—	14,809,502
U.S. Corporate Bonds & Notes	—	41,772,416		—	41,772,416
Foreign Corporate Bonds & Notes	—	11,251,905		—	11,251,905
U.S. Government Agencies	—	52,518,237		—	52,518,237
U.S. Government Treasuries	—	73,463,568		—	73,463,568
Municipal Bonds & Notes	—	973,223		—	973,223
Short-Term Investment Securities	—	7,338,000		—	7,338,000

Total Investments at Value	$294,995,968	$224,755,188		$—	$519,751,156

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $21,110,649 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfer between Levels during the reporting period.

See Notes to Financial Statements

320

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.4%
Banks-Commercial	7.3
Repurchase Agreements	3.1
Oil Companies-Exploration & Production	2.4
Gas-Distribution	2.2
Retail-Restaurants	1.9
Chemicals-Specialty	1.9
Electric-Integrated	1.9
Medical Instruments	1.8
Food-Misc./Diversified	1.7
Insurance-Property/Casualty	1.6
Steel-Producers	1.6
Computer Services	1.5
Data Processing/Management	1.4
Medical Products	1.4
Electronic Measurement Instruments	1.3
Enterprise Software/Service	1.3
Diversified Manufacturing Operations	1.2
Investment Management/Advisor Services	1.1
Machinery-General Industrial	1.1
Commercial Services-Finance	1.1
Transport-Truck	1.1
Insurance-Multi-line	1.1
Building-Residential/Commercial	1.0
Applications Software	1.0
Oil & Gas Drilling	0.9
Electronic Parts Distribution	0.9
Medical-Biomedical/Gene	0.9
Oil-Field Services	0.9
Medical-HMO	0.9
Insurance-Reinsurance	0.9
Industrial Automated/Robotic	0.9
Medical Labs & Testing Services	0.8
Electronic Components-Misc.	0.8
U.S. Government Treasuries	0.7
Disposable Medical Products	0.7
Hotels/Motels	0.7
Semiconductor Components-Integrated Circuits	0.7
Semiconductor Equipment	0.7
Savings & Loans/Thrifts	0.7
Aerospace/Defense-Equipment	0.7
Recreational Vehicles	0.6
Distribution/Wholesale	0.6
Electronic Components-Semiconductors	0.6
Medical-Drugs	0.6
Auto/Truck Parts & Equipment-Original	0.6
Theaters	0.6
Aerospace/Defense	0.5
Containers-Paper/Plastic	0.5
Garden Products	0.5
Computer Data Security	0.5
Office Automation & Equipment	0.5
Machine Tools & Related Products	0.5
Building & Construction-Misc.	0.5
Finance-Investment Banker/Broker	0.5
Medical-Hospitals	0.5
Machinery-Construction & Mining	0.5
Coatings/Paint	0.5
Insurance-Life/Health	0.5
Finance-Consumer Loans	0.4
Television	0.4

Engineering/R&D Services	0.4%
Building Products-Air & Heating	0.4
Exchange-Traded Funds	0.4
Computers-Integrated Systems	0.4
Finance-Other Services	0.4
Multimedia	0.4
Retail-Apparel/Shoe	0.4
Real Estate Management/Services	0.4
Machinery-Pumps	0.4
Oil Refining & Marketing	0.4
Physical Therapy/Rehabilitation Centers	0.4
Retail-Misc./Diversified	0.4
Batteries/Battery Systems	0.4
Funeral Services & Related Items	0.4
Footwear & Related Apparel	0.4
Commercial Services	0.4
Power Converter/Supply Equipment	0.4
Wireless Equipment	0.4
Insurance Brokers	0.4
Telecommunication Equipment	0.4
Medical Information Systems	0.4
Water	0.4
Containers-Metal/Glass	0.3
Miscellaneous Manufacturing	0.3
Filtration/Separation Products	0.3
Human Resources	0.3
Schools	0.3
Lighting Products & Systems	0.3
Airlines	0.3
Gold Mining	0.3
Electric Products-Misc.	0.3
Oil Companies-Integrated	0.3
Retail-Discount	0.3
Building-Maintenance & Services	0.3
Building-Heavy Construction	0.3
Rental Auto/Equipment	0.3
Transport-Rail	0.3
Resorts/Theme Parks	0.3
Medical-Outpatient/Home Medical	0.3
Chemicals-Diversified	0.3
Apparel Manufacturers	0.3
Building Products-Cement	0.3
Building Products-Light Fixtures	0.3
Patient Monitoring Equipment	0.3
Building-Mobile Home/Manufactured Housing	0.2
Instruments-Controls	0.2
Transport-Marine	0.2
Retail-Mail Order	0.2
Racetracks	0.2
Energy-Alternate Sources	0.2
Networking Products	0.2
Computer Software	0.2
Machinery-Farming	0.2
Transport-Services	0.2
Office Furnishings-Original	0.2
Retail-Convenience Store	0.2
Security Services	0.2
Multilevel Direct Selling	0.2
Physicians Practice Management	0.2
Lasers-System/Components	0.2
Building & Construction Products-Misc.	0.2

321

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Retail-Catalog Shopping	0.2%
Food-Baking	0.2
Machinery-Electrical	0.2
Telecom Equipment-Fiber Optics	0.2
Chemicals-Plastics	0.2
Steel-Specialty	0.2
Retail-Jewelry	0.2
Cable/Satellite TV	0.2
Metal Processors & Fabrication	0.2
Computers-Other	0.2
Publishing-Newspapers	0.2
Steel Pipe & Tube	0.2
Transport-Equipment & Leasing	0.2
Casino Hotels	0.2
Consumer Products-Misc.	0.2
Paper & Related Products	0.2
Transactional Software	0.2
Hazardous Waste Disposal	0.2
Cosmetics & Toiletries	0.2
Retail-Automobile	0.2
Publishing-Books	0.2
Printing-Commercial	0.1
Retail-Sporting Goods	0.1
Food-Retail	0.1
Wire & Cable Products	0.1
Retail-Bedding	0.1
Casino Services	0.1
Brewery	0.1
Telephone-Integrated	0.1
Quarrying	0.1
Retail-Arts & Crafts	0.1
Home Furnishings	0.1
Publishing-Periodicals	0.1
E-Commerce/Services	0.1
Poultry	0.1
Metal Products-Distribution	0.1
Dental Supplies & Equipment	0.1
Oil Field Machinery & Equipment	0.1
Auction Houses/Art Dealers	0.1
Retail-Petroleum Products	0.1
Finance-Mortgage Loan/Banker	0.1
Housewares	0.1
Food-Wholesale/Distribution	0.1
Real Estate Operations & Development	0.1
Retail-Regional Department Stores	0.1

100.0%

*	Calculated as a percentage of net assets

322

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.8%
Aerospace/Defense — 0.5%
Esterline Technologies Corp.†	3,033	$258,715
Teledyne Technologies, Inc.†	4,187	918,711

		1,177,426

Aerospace/Defense-Equipment — 0.7%
Curtiss-Wright Corp.	5,176	688,563
KLX, Inc.†	5,941	433,990
MSA Safety, Inc.	3,992	402,713

		1,525,266

Airlines — 0.3%
JetBlue Airways Corp.†	37,059	667,062

Apparel Manufacturers — 0.3%
Carter’s, Inc.	5,497	576,251

Applications Software — 1.0%
CDK Global, Inc.	14,485	904,588
PTC, Inc.†	13,510	1,241,704

		2,146,292

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	4,308	228,798

Auto/Truck Parts & Equipment-Original — 0.6%
Dana, Inc.	17,034	363,676
Delphi Technologies PLC	10,396	469,587
Visteon Corp.†	3,459	404,980

		1,238,243

Banks-Commercial — 7.3%
Associated Banc-Corp.	19,798	534,546
BancorpSouth Bank	9,607	316,070
Bank of Hawaii Corp.	4,950	398,425
Bank OZK	14,218	581,516
Cathay General Bancorp, Class B	8,942	371,898
Chemical Financial Corp.	8,356	474,621
Commerce Bancshares, Inc.	10,984	733,731
Cullen/Frost Bankers, Inc.	6,798	751,111
East West Bancorp, Inc.	16,966	1,098,379
First Horizon National Corp.	38,311	685,384
FNB Corp.	37,920	486,514
Fulton Financial Corp.	20,580	357,063
Hancock Holding Co.†	9,987	501,847
Home BancShares, Inc.	18,474	428,412
International Bancshares Corp.	6,347	282,124
MB Financial, Inc.	9,845	476,990
PacWest Bancorp	14,652	735,823
Pinnacle Financial Partners, Inc.	8,662	541,375
Prosperity Bancshares, Inc.	8,178	573,687
Signature Bank	6,285	689,527
Synovus Financial Corp.	13,892	686,543
TCF Financial Corp.	19,701	494,692
Texas Capital Bancshares, Inc.†	5,817	528,184
Trustmark Corp.	7,937	279,303
UMB Financial Corp.	5,159	370,881
Umpqua Holdings Corp.	25,780	549,114
United Bankshares, Inc.	12,311	454,891
Valley National Bancorp	31,031	361,511
Webster Financial Corp.	10,784	695,892
Wintrust Financial Corp.	6,591	578,228

		16,018,282

Security Description	Shares	Value (Note 2)
Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	6,988	$444,996
EnerSys	4,931	404,687

		849,683

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	1,024	281,549

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.	16,999	457,613

Building & Construction-Misc. — 0.5%
EMCOR Group, Inc.	6,845	526,723
nVent Electric PLC	19,011	520,901

		1,047,624

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	4,347	943,647

Building Products-Cement — 0.3%
Eagle Materials, Inc.	5,617	558,049

Building Products-Light Fixtures — 0.3%
Cree, Inc.†	11,769	554,908

Building-Heavy Construction — 0.3%
Dycom Industries, Inc.†	3,653	325,701
Granite Construction, Inc.	5,323	287,176

		612,877

Building-Maintenance & Services — 0.3%
Rollins, Inc.	11,241	617,581

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	5,738	544,249

Building-Residential/Commercial — 1.0%
KB Home	9,889	234,864
NVR, Inc.†	392	1,081,696
Toll Brothers, Inc.	16,533	582,954
TRI Pointe Group, Inc.†	17,789	252,070

		2,151,584

Cable/Satellite TV — 0.2%
Cable One, Inc.	550	398,123

Casino Hotels — 0.2%
Boyd Gaming Corp.	9,619	359,270

Casino Services — 0.1%
Scientific Games Corp.†	6,269	301,225

Chemicals-Diversified — 0.3%
Olin Corp.	19,579	577,776

Chemicals-Plastics — 0.2%
PolyOne Corp.	9,364	419,975

Chemicals-Specialty — 1.9%
Ashland Global Holdings, Inc.	7,307	599,978
Cabot Corp.	7,239	478,498
Chemours Co.	20,832	954,314
Minerals Technologies, Inc.	4,140	312,984
NewMarket Corp.	1,076	440,557
Sensient Technologies Corp.	4,957	343,817
Valvoline, Inc.	22,913	517,605
Versum Materials, Inc.	12,756	491,744

		4,139,497

Coatings/Paint — 0.5%
RPM International, Inc.	15,659	1,007,970

323

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services — 0.4%
CoreLogic, Inc.†	9,559	$465,523
Healthcare Services Group, Inc.	8,632	347,525

		813,048

Commercial Services-Finance — 1.1%
MarketAxess Holdings, Inc.	4,404	853,363
Sabre Corp.	29,596	728,653
WEX, Inc.†	4,691	890,446

		2,472,462

Computer Data Security — 0.5%
Fortinet, Inc.†	16,927	1,064,878

Computer Services — 1.5%
Convergys Corp.	10,713	263,540
Leidos Holdings, Inc.	16,706	1,143,024
MAXIMUS, Inc.	7,639	495,084
Perspecta, Inc.	16,701	362,412
Science Applications International Corp.	4,948	417,463
Teradata Corp.†	14,157	542,071

		3,223,594

Computer Software — 0.2%
j2 Global, Inc.	5,750	487,830

Computers-Integrated Systems — 0.4%
NCR Corp.†	13,852	386,748
NetScout Systems, Inc.†	9,399	251,893
VeriFone Systems, Inc.†	12,967	296,944

		935,585

Computers-Other — 0.2%
Lumentum Holdings, Inc.†	7,366	384,874

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	3,116	356,938

Containers-Metal/Glass — 0.3%
Greif, Inc., Class A	3,035	165,256
Owens-Illinois, Inc.†	18,935	353,706
Silgan Holdings, Inc.	8,677	238,704

		757,666

Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	10,653	489,079
Sonoco Products Co.	11,658	650,750

		1,139,829

Cosmetics & Toiletries — 0.2%
Edgewell Personal Care Co.†	6,323	340,557

Data Processing/Management — 1.4%
Acxiom Corp.†	9,023	365,792
CommVault Systems, Inc.†	4,953	321,450
Dun & Bradstreet Corp.	4,342	546,614
Fair Isaac Corp.†	3,493	703,700
Jack Henry & Associates, Inc.	9,051	1,219,170

		3,156,726

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	9,529	233,651

Disposable Medical Products — 0.7%
ICU Medical, Inc.†	1,784	511,651
STERIS PLC	9,908	1,134,169

		1,645,820

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 0.6%
Pool Corp.	4,739	$726,252
Watsco, Inc.	3,752	647,257

		1,373,509

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	7,136	876,586
Crane Co.	5,942	538,167
ITT, Inc.	10,233	579,904
Trinity Industries, Inc.	17,481	666,026

		2,660,683

E-Commerce/Services — 0.1%
Cars.com, Inc.†	8,418	238,819

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	2,924	633,982

Electric-Integrated — 1.9%
ALLETE, Inc.	6,003	465,413
Black Hills Corp.	6,275	376,312
Hawaiian Electric Industries, Inc.	12,744	448,206
IDACORP, Inc.	5,901	556,110
MDU Resources Group, Inc.	22,869	663,201
NorthWestern Corp.	5,793	343,699
OGE Energy Corp.	23,387	847,545
PNM Resources, Inc.	9,327	367,017

		4,067,503

Electronic Components-Misc. — 0.8%
Gentex Corp.	32,067	743,954
Jabil, Inc.	20,058	565,034
Vishay Intertechnology, Inc.	15,470	386,750

		1,695,738

Electronic Components-Semiconductors — 0.6%
Monolithic Power Systems, Inc.	4,544	602,898
Silicon Laboratories, Inc.†	5,062	482,155
Synaptics, Inc.†	4,053	203,096

		1,288,149

Electronic Measurement Instruments — 1.3%
Keysight Technologies, Inc.†	21,885	1,269,330
National Instruments Corp.	12,597	551,874
Trimble, Inc.†	29,182	1,030,125

		2,851,329

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	10,260	778,118
Avnet, Inc.	13,814	605,744
SYNNEX Corp.	3,429	330,796
Tech Data Corp.†	4,081	340,396

		2,055,054

Energy-Alternate Sources — 0.2%
First Solar, Inc.†	9,569	500,937

Engineering/R&D Services — 0.4%
AECOM†	18,773	630,022
KBR, Inc.	16,466	328,991

		959,013

Enterprise Software/Service — 1.3%
Blackbaud, Inc.	5,681	567,021
Manhattan Associates, Inc.†	7,824	376,491
Tyler Technologies, Inc.†	4,170	938,208

324

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Ultimate Software Group, Inc.†	3,405	$942,810

		2,824,530

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	15,207	725,374

Finance-Consumer Loans — 0.4%
Navient Corp.	30,983	409,285
SLM Corp.†	50,961	575,350

		984,635

Finance-Investment Banker/Broker — 0.5%
Evercore, Inc., Class A	4,769	538,897
Interactive Brokers Group, Inc., Class A	8,370	501,028

		1,039,925

Finance-Mortgage Loan/Banker — 0.1%
LendingTree, Inc.†	922	220,174

Finance-Other Services — 0.4%
SEI Investments Co.	15,364	920,918

Food-Baking — 0.2%
Flowers Foods, Inc.	21,723	443,149

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,267	67,783

Food-Misc./Diversified — 1.7%
Hain Celestial Group, Inc.†	12,168	346,058
Ingredion, Inc.	8,460	856,998
Lamb Weston Holdings, Inc.	17,123	1,203,233
Lancaster Colony Corp.	2,284	331,248
Post Holdings, Inc.†	7,880	682,093
TreeHouse Foods, Inc.†	6,596	313,244

		3,732,874

Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	14,357	308,532

Food-Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†	5,903	190,077

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	3,566	402,352
Skechers U.S.A., Inc., Class A†	15,901	440,776

		843,128

Funeral Services & Related Items — 0.4%
Service Corp. International	21,468	844,766

Garden Products — 0.5%
Scotts Miracle-Gro Co., Class A	4,538	360,453
Toro Co.	12,414	747,199

		1,107,652

Gas-Distribution — 2.2%
Atmos Energy Corp.	13,005	1,194,769
National Fuel Gas Co.	10,061	540,276
New Jersey Resources Corp.	10,273	475,126
ONE Gas, Inc.	6,144	473,334
Southwest Gas Holdings, Inc.	5,662	442,769
UGI Corp.	20,271	1,077,201
Vectren Corp.	9,728	695,260

		4,898,735

Security Description	Shares	Value (Note 2)
Gold Mining — 0.3%
Royal Gold, Inc.	7,664	$648,451

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	5,988	340,897

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	5,414	264,582

Hotels/Motels — 0.7%
ILG, Inc.	12,373	424,765
Wyndham Hotels & Resorts, Inc.	11,677	677,266
Wyndham Worldwide Corp.†	11,683	538,820

		1,640,851

Housewares — 0.1%
Tupperware Brands Corp.	5,985	219,709

Human Resources — 0.3%
ManpowerGroup, Inc.	7,709	718,941

Industrial Automated/Robotic — 0.9%
Cognex Corp.	20,250	1,068,795
Nordson Corp.	5,985	802,648

		1,871,443

Instruments-Controls — 0.2%
Woodward, Inc.	6,483	539,450

Insurance Brokers — 0.4%
Brown & Brown, Inc.	26,847	785,543

Insurance-Life/Health — 0.5%
CNO Financial Group, Inc.	19,596	398,779
Primerica, Inc.	5,160	592,368

		991,147

Insurance-Multi-line — 1.1%
American Financial Group, Inc.	8,123	915,381
Genworth Financial, Inc., Class A†	58,452	268,879
Kemper Corp.	7,272	580,306
Old Republic International Corp.	29,368	625,832

		2,390,398

Insurance-Property/Casualty — 1.6%
Alleghany Corp.	1,790	1,126,393
First American Financial Corp.	13,061	731,416
Hanover Insurance Group, Inc.	4,981	624,717
Mercury General Corp.	4,276	219,915
WR Berkley Corp.	11,255	853,242

		3,555,683

Insurance-Reinsurance — 0.9%
Aspen Insurance Holdings, Ltd.	6,984	282,503
Reinsurance Group of America, Inc.	7,555	1,069,032
RenaissanceRe Holdings, Ltd.	4,713	621,409

		1,972,944

Investment Management/Advisor Services — 1.1%
Eaton Vance Corp.	13,957	741,535
Federated Investors, Inc., Class B	11,165	270,193
Janus Henderson Group PLC	21,120	687,456
Legg Mason, Inc.	10,007	341,539
Stifel Financial Corp.	8,378	461,879

		2,502,602

Lasers-System/Components — 0.2%
Coherent, Inc.†	2,912	460,271

325

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	4,800	$667,344

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	9,559	372,418
Lincoln Electric Holdings, Inc.	7,222	678,435

		1,050,853

Machinery-Construction & Mining — 0.5%
Oshkosh Corp.	8,656	651,364
Terex Corp.	8,454	372,990

		1,024,354

Machinery-Electrical — 0.2%
Regal Beloit Corp.	5,150	442,643

Machinery-Farming — 0.2%
AGCO Corp.	7,730	487,145

Machinery-General Industrial — 1.1%
IDEX Corp.	8,982	1,379,456
Wabtec Corp.	10,035	1,107,061

		2,486,517

Machinery-Pumps — 0.4%
Graco, Inc.	19,625	905,498

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	20,837	255,045
Medidata Solutions, Inc.†	6,935	515,340

		770,385

Medical Instruments — 1.8%
Avanos Medical, Inc.†	5,505	303,876
Bio-Techne Corp.	4,400	706,816
Integra LifeSciences Holdings Corp.†	8,259	514,784
LivaNova PLC†	5,104	562,104
NuVasive, Inc.†	6,002	348,416
Teleflex, Inc.	5,333	1,454,362

		3,890,358

Medical Labs & Testing Services — 0.8%
Catalent, Inc.†	16,780	699,726
Charles River Laboratories International, Inc.†	5,611	697,448
Syneos Health, Inc.†	6,499	320,238

		1,717,412

Medical Products — 1.4%
Cantel Medical Corp.	4,151	384,839
Globus Medical, Inc., Class A†	8,581	441,750
Haemonetics Corp.†	6,113	596,873
Hill-Rom Holdings, Inc.	7,761	731,086
West Pharmaceutical Services, Inc.	8,615	944,635

		3,099,183

Medical-Biomedical/Gene — 0.9%
Bio-Rad Laboratories, Inc., Class A†	2,372	727,374
Exelixis, Inc.†	33,023	683,576
United Therapeutics Corp.†	5,099	626,718

		2,037,668

Medical-Drugs — 0.6%
Akorn, Inc.†	11,000	203,720
Mallinckrodt PLC†	9,728	228,121
PRA Health Sciences, Inc.†	5,927	623,165

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Prestige Brands Holdings, Inc.†	6,215	$222,062

		1,277,068

Medical-HMO — 0.9%
Molina Healthcare, Inc.†	5,561	578,845
WellCare Health Plans, Inc.†	5,241	1,401,548

		1,980,393

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	9,608	379,324
LifePoint Health, Inc.†	4,541	294,257
Tenet Healthcare Corp.†	9,560	359,742

		1,033,323

Medical-Outpatient/Home Medical — 0.3%
Chemed Corp.	1,866	589,712

Metal Processors & Fabrication — 0.2%
Timken Co.	7,996	393,803

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	5,041	236,020

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	7,305	748,251

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	6,512	474,399

Multimedia — 0.4%
FactSet Research Systems, Inc.	4,552	916,591

Networking Products — 0.2%
LogMeIn, Inc.	6,113	495,459

Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	21,961	191,720
Zebra Technologies Corp., Class A†	6,253	862,476

		1,054,196

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	6,982	264,269
HNI Corp.	5,096	220,504

		484,773

Oil & Gas Drilling — 0.9%
Diamond Offshore Drilling, Inc.†	7,563	145,210
Ensco PLC, Class A	51,182	380,282
Nabors Industries, Ltd.	41,266	246,771
Patterson-UTI Energy, Inc.	25,972	446,718
Rowan Cos. PLC, Class A†	13,372	193,627
Transocean, Ltd.†	51,360	661,003

		2,073,611

Oil Companies-Exploration & Production — 2.4%
Callon Petroleum Co.†	26,251	282,461
Chesapeake Energy Corp.†	106,766	503,936
CNX Resources Corp.†	22,964	373,854
Energen Corp.†	11,408	846,245
Gulfport Energy Corp.†	18,300	210,633
Matador Resources Co.†	12,115	405,852
Oasis Petroleum, Inc.†	31,209	381,374
QEP Resources, Inc.†	27,834	289,195
Range Resources Corp.	26,557	409,774
SM Energy Co.	12,031	330,973
Southwestern Energy Co.†	59,777	307,254

326

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
WPX Energy, Inc.†	46,793	$878,305

		5,219,856

Oil Companies-Integrated — 0.3%
Murphy Oil Corp.	19,046	633,470

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	4,466	230,222

Oil Refining & Marketing — 0.4%
Murphy USA, Inc.†	3,619	286,769
PBF Energy, Inc., Class A	13,141	613,685

		900,454

Oil-Field Services — 0.9%
Apergy Corp.†	9,063	371,583
Core Laboratories NV	5,165	579,100
McDermott International, Inc.†	21,054	379,182
NOW, Inc.†	12,662	189,297
Oceaneering International, Inc.	11,538	315,680
Superior Energy Services, Inc.†	18,060	177,710

		2,012,552

Paper & Related Products — 0.2%
Domtar Corp.	7,357	354,755

Patient Monitoring Equipment — 0.3%
Masimo Corp.†	5,579	554,664

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	11,571	875,115

Physicians Practice Management — 0.2%
MEDNAX, Inc.†	11,064	473,429

Poultry — 0.1%
Sanderson Farms, Inc.	2,353	237,253

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	6,425	791,881

Printing-Commercial — 0.1%
Deluxe Corp.	5,602	330,126

Publishing-Books — 0.2%
John Wiley & Sons, Inc., Class A	5,255	331,853

Publishing-Newspapers — 0.2%
New York Times Co., Class A	14,984	371,603

Publishing-Periodicals — 0.1%
Meredith Corp.	4,656	247,466

Quarrying — 0.1%
Compass Minerals International, Inc.	3,963	268,890

Racetracks — 0.2%
Churchill Downs, Inc.	1,332	380,885
International Speedway Corp., Class A	2,859	123,795

		504,680

Real Estate Investment Trusts — 8.4%
American Campus Communities, Inc.	16,005	660,206
Camden Property Trust	10,863	1,005,805
CoreCivic, Inc.	13,880	355,883
CoreSite Realty Corp.	4,034	452,211
Corporate Office Properties Trust	11,961	355,720
Cousins Properties, Inc.	49,207	458,609
CyrusOne, Inc.	11,606	718,644

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
DCT Industrial Trust, Inc.	11,027	$737,376
Douglas Emmett, Inc.	18,702	726,386
Education Realty Trust, Inc.	9,436	390,273
EPR Properties	7,571	503,396
First Industrial Realty Trust, Inc.	14,679	477,801
GEO Group, Inc.	14,406	372,827
Healthcare Realty Trust, Inc.	14,660	435,549
Highwoods Properties, Inc.	12,110	594,722
Hospitality Properties Trust	19,244	544,028
JBG SMITH Properties	10,911	398,252
Kilroy Realty Corp.	11,573	844,250
Lamar Advertising Co., Class A	9,841	724,593
LaSalle Hotel Properties	12,925	448,110
Liberty Property Trust	17,305	741,692
Life Storage, Inc.	5,447	522,694
Mack-Cali Realty Corp.	10,554	205,486
Medical Properties Trust, Inc.	42,708	615,422
National Retail Properties, Inc.	18,014	803,605
Omega Healthcare Investors, Inc.	23,255	690,441
PotlatchDeltic Corp.	7,054	329,775
Rayonier, Inc.	15,151	530,437
Sabra Health Care REIT, Inc.	20,876	451,130
Senior Housing Properties Trust	27,825	496,398
Tanger Factory Outlet Centers, Inc.	11,051	263,566
Taubman Centers, Inc.	7,141	443,099
Uniti Group, Inc.	19,339	341,914
Urban Edge Properties	12,408	281,413
Weingarten Realty Investors	13,955	421,720

		18,343,433

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	5,327	910,970

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	7,920	189,684

Recreational Vehicles — 0.6%
Brunswick Corp.	10,207	656,310
Polaris Industries, Inc.	6,877	724,973

		1,381,283

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	7,249	313,954
Avis Budget Group, Inc.†	8,373	291,799

		605,753

Resort/Theme Parks — 0.3%
Six Flags Entertainment Corp.	9,098	590,915

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	19,646	494,686
Urban Outfitters, Inc.†	9,417	418,115

		912,801

Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	13,003	265,391

Retail-Automobile — 0.2%
AutoNation, Inc.†	6,915	335,585

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	16,397	307,116

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	5,370	454,463

327

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Convenience Store — 0.2%
Casey’s General Stores, Inc.	4,395	$480,725

Retail-Discount — 0.3%
Big Lots, Inc.	4,939	214,501
Ollie’s Bargain Outlet Holdings, Inc.†	5,840	405,880

		620,381

Retail-Jewelry — 0.2%
Signet Jewelers, Ltd.	6,910	398,983

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	8,965	524,363

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	6,512	632,706
Sally Beauty Holdings, Inc.†	14,297	235,757

		868,463

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	7,928	220,636

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	2,321	186,307

Retail-Restaurants — 1.9%
Brinker International, Inc.	5,134	242,171
Cheesecake Factory, Inc.	4,990	279,590
Cracker Barrel Old Country Store, Inc.	2,811	411,797
Domino’s Pizza, Inc.	4,951	1,300,430
Dunkin’ Brands Group, Inc.	9,714	676,386
Jack in the Box, Inc.	3,330	280,519
Papa John’s International, Inc.	2,751	115,432
Texas Roadhouse, Inc.	7,693	483,428
Wendy’s Co.	21,008	350,413

		4,140,166

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	9,124	311,493

Savings & Loans/Thrifts — 0.7%
New York Community Bancorp, Inc.	57,421	618,424
Sterling Bancorp	26,402	586,124
Washington Federal, Inc.	9,892	331,877

		1,536,425

Schools — 0.3%
Adtalem Global Education, Inc.†	7,051	384,632
Graham Holdings Co., Class B	515	287,885

		672,517

Security Services — 0.2%
Brink’s Co.	5,960	475,906

Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	7,140	308,876
Cypress Semiconductor Corp.	41,976	747,593
Integrated Device Technology, Inc.†	15,136	521,132

		1,577,601

Semiconductor Equipment — 0.7%
MKS Instruments, Inc.	6,403	603,803
Teradyne, Inc.	22,402	968,886

		1,572,689

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	2,640	368,676

Security Description	Shares	Value (Note 2)
Steel-Producers — 1.6%
Carpenter Technology Corp.	5,495	$300,961
Commercial Metals Co.	13,700	306,058
Reliance Steel & Aluminum Co.	8,470	763,994
Steel Dynamics, Inc.	27,626	1,300,908
United States Steel Corp.	20,701	754,138

		3,426,059

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.†	14,712	408,994

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	16,794	426,568

Telecommunication Equipment — 0.4%
ARRIS International PLC†	20,501	517,855
Plantronics, Inc.	3,850	264,341

		782,196

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	10,870	274,468

Television — 0.4%
AMC Networks, Inc., Class A†	5,384	324,601
TEGNA, Inc.	25,254	278,552
World Wrestling Entertainment, Inc., Class A	4,683	370,472

		973,625

Theaters — 0.6%
Cinemark Holdings, Inc.	12,443	446,953
Live Nation Entertainment, Inc.†	15,897	783,404

		1,230,357

Transactional Software — 0.2%
ACI Worldwide, Inc.†	13,632	352,251

Transport-Equipment & Leasing — 0.2%
GATX Corp.	4,414	363,449

Transport-Marine — 0.2%
Kirby Corp.†	6,290	524,901

Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	7,043	605,698

Transport-Services — 0.2%
Ryder System, Inc.	6,217	486,791

Transport-Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.	15,034	489,357
Landstar System, Inc.	4,926	547,525
Old Dominion Freight Line, Inc.	7,988	1,172,638
Werner Enterprises, Inc.	5,248	195,488

		2,405,008

Water — 0.4%
Aqua America, Inc.	20,830	769,460

Wire & Cable Products — 0.1%
Belden, Inc.	4,760	308,210

Wireless Equipment — 0.4%
InterDigital, Inc.	4,068	335,407
ViaSat, Inc.†	6,415	451,231

		786,638

Total Common Stocks (cost $193,581,834)		209,846,784

328

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.4%
SPDR S&P MidCap 400 ETF (cost $948,252)	2,600	$938,782

Total Long-Term Investment Securities (cost $194,530,086)		210,785,566

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries— 0.7%
United States Treasury Bills 1.75% due 08/09/2018(1)	$50,000	49,979
1.80% due 08/02/2018(1)	50,000	49,997
1.88% due 08/30/2018(1)	70,000	69,893
1.89% due 09/20/2018(1)	50,000	49,869
1.90% due 09/20/2018(1)	50,000	49,869
1.92% due 10/04/2018(1)	50,000	49,829
1.95% due 10/18/2018(1)	470,000	468,008
1.95% due 11/01/2018(1)	20,000	19,898
1.96% due 10/25/2018(1)	100,000	99,538
1.99% due 11/15/2018(1)	450,000	447,345
2.01% due 11/29/2018(1)	235,000	233,412
2.02% due 11/29/2018(1)	80,000	79,459

Total Short-Term Investment Securities (cost $1,667,137)		1,667,096

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $6,789,066 collateralized by $6,970,000 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $6,928,793 (cost $6,789,000)	$6,789,000	$6,789,000

TOTAL INVESTMENTS (cost $202,986,223)(2)	100.0%	219,241,662
Liabilities in excess of other assets	(0.0)	(108,800)

NET ASSETS	100.0%	$219,132,862

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
34	Long	S&P 400 E-Mini Index	September 2018	$6,783,821	$6,752,400	$(31,421)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$209,846,784	$—	$—	$209,846,784
Exchange-Traded Funds	938,782	—	—	938,782
Short-Term Investment Securities	—	1,667,096	—	1,667,096
Repurchase Agreements	—	6,789,000	—	6,789,000

Total Investments at Value	$210,785,566	$8,456,096	$—	$219,241,662

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$31,421	$—	$—	$31,421

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

329

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	14.1%
Cosmetics & Toiletries	13.0
Soap & Cleaning Preparation	6.8
Insurance-Life/Health	5.5
Brewery	4.8
Banks-Commercial	4.7
Tobacco	4.6
Enterprise Software/Service	4.2
Commercial Services	4.1
Beverages-Wine/Spirits	3.5
Oil Companies-Integrated	2.7
Aerospace/Defense-Equipment	2.4
Diversified Banking Institutions	2.1
Building Products-Cement	2.0
Dialysis Centers	1.9
Internet Application Software	1.8
Insurance-Multi-line	1.8
Industrial Automated/Robotic	1.6
Commercial Services-Finance	1.6
Gold Mining	1.4
Auto-Cars/Light Trucks	1.4
Chemicals-Diversified	1.4
Telephone-Integrated	1.3
Distribution/Wholesale	1.1
Electronics-Military	1.1
Oil Refining & Marketing	1.1
Internet Content-Entertainment	1.1
Transport-Services	0.9
Insurance-Property/Casualty	0.8
Investment Management/Advisor Services	0.7
Retail-Automobile	0.6
Auto/Truck Parts & Equipment-Original	0.6
Rubber-Tires	0.5
Metal-Copper	0.3
Machinery-Construction & Mining	0.3

97.8%

Country Allocation*

United Kingdom	22.2%
France	15.5
Japan	13.2
Germany	12.3
Netherlands	10.2
Switzerland	5.4
Jersey	2.7
South Korea	2.6
Cayman Islands	2.4
Canada	2.4
Hong Kong	1.9
Ireland	1.4
China	1.4
Denmark	1.3
Spain	1.2
Finland	1.1
Sweden	0.6

97.8%

*	Calculated as a percentage of net assets

330

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Canada — 2.4%
Barrick Gold Corp.	647,599	$7,258,326
Constellation Software, Inc.	6,624	4,801,961

		12,060,287

Cayman Islands — 2.4%
Minth Group, Ltd.	776,000	2,933,055
Tencent Holdings, Ltd.	205,800	9,356,407

		12,289,462

China — 1.4%
China Petroleum & Chemical Corp.	7,536,000	7,237,401

Denmark — 1.3%
Danske Bank A/S	228,815	6,653,653

Finland — 1.1%
Neste Oyj	65,331	5,393,679

France — 15.5%
AXA SA	238,916	6,031,495
L’Oreal SA	65,235	15,975,727
Pernod Ricard SA	110,667	17,849,307
Safran SA	98,694	12,230,298
Sanofi	165,284	14,363,974
Thales SA	42,493	5,586,487
TOTAL SA	101,366	6,613,873

		78,651,161

Germany — 12.3%
Bayer AG	125,044	13,928,253
Continental AG	12,048	2,775,517
Deutsche Post AG	132,869	4,689,697
Fresenius SE & Co. KGaA	125,555	9,692,480
HeidelbergCement AG	63,355	5,379,508
Henkel AG & Co. KGaA (Preference Shares)	78,932	9,894,835
SAP SE	139,529	16,317,676

		62,677,966

Hong Kong — 1.9%
AIA Group, Ltd.	1,114,000	9,752,907

Ireland — 1.4%
Bank of Ireland Group PLC	336,368	2,887,480
CRH PLC	129,996	4,427,367

		7,314,847

Japan — 13.2%
FANUC Corp.	16,300	3,207,257
Keyence Corp.	9,500	5,014,147
Kirin Holdings Co., Ltd.	444,200	11,362,889
Komatsu, Ltd.	47,400	1,392,023
Lion Corp.	222,200	4,029,559
Mizuho Financial Group, Inc.	2,077,600	3,616,504
Nitto Denko Corp.	93,900	6,808,183
Shiseido Co., Ltd.	192,200	14,146,902
Sumitomo Mitsui Financial Group, Inc.	182,700	7,250,687
Toyota Motor Corp.	104,300	6,835,514
USS Co., Ltd.	171,200	3,247,221

		66,910,886

Jersey — 2.7%
Experian PLC	318,579	7,827,140
Ferguson PLC	73,156	5,764,299

		13,591,439

Security Description	Shares	Value (Note 2)
Netherlands — 10.2%
Heineken NV	129,710	$13,122,149
ING Groep NV	367,042	5,607,578
RELX NV	414,801	9,006,299
Unilever NV CVA	414,643	23,848,070

		51,584,096

South Korea — 2.6%
LG Household & Health Care, Ltd.	7,166	7,756,848
NCSoft Corp.	15,282	5,269,296

		13,026,144

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	815,407	5,979,813

Sweden — 0.6%
Nordea Bank AB	268,257	2,851,100

Switzerland — 5.4%
Novartis AG	192,984	16,199,278
Roche Holding AG	32,913	8,077,088
Zurich Insurance Group AG	10,770	3,312,704

		27,589,070

United Kingdom — 22.2%
Admiral Group PLC	149,352	3,881,679
Aggreko PLC	522,574	5,095,153
Aviva PLC	869,604	5,700,195
British American Tobacco PLC	369,114	20,340,566
BT Group PLC	2,142,137	6,557,946
GlaxoSmithKline PLC	923,314	19,158,673
Imperial Brands PLC	85,612	3,280,814
KAZ Minerals PLC†	128,663	1,432,913
Man Group PLC	1,475,970	3,363,526
Prudential PLC	533,146	12,612,433
Reckitt Benckiser Group PLC	274,282	24,451,097
RELX PLC	304,472	6,639,427

		112,514,422

Total Long-Term Investment Securities (cost $457,705,806)		496,078,333

TOTAL INVESTMENTS — (cost $457,705,806)(1)	97.8%	496,078,333
Other assets less liabilities	2.2	11,405,988

NET ASSETS —	100.0%	$507,484,321

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
CVA	— Certification Van Aandelen (Dutch Cert.)

331

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$12,060,287	$484,018,046	**	$—	$496,078,333

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $455,352,028 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

332

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	6.2%
Diversified Banking Institutions	3.8
Oil Companies-Integrated	3.7
Finance-Other Services	3.5
Medical-HMO	3.5
E-Commerce/Products	3.4
Computers	3.0
Computer Services	2.9
Medical-Drugs	2.8
Internet Content-Entertainment	2.6
Medical-Biomedical/Gene	2.6
Wireless Equipment	2.6
Insurance-Property/Casualty	2.5
Aerospace/Defense	2.4
Finance-Credit Card	2.3
Soap & Cleaning Preparation	2.1
Pipelines	2.1
Retail-Building Products	2.1
Dialysis Centers	2.1
Tobacco	2.0
Real Estate Investment Trusts	1.9
Retail-Consumer Electronics	1.9
Banks-Fiduciary	1.8
Commercial Services-Finance	1.7
Cable/Satellite TV	1.7
Beverages-Non-alcoholic	1.7
Electronic Measurement Instruments	1.6
Retail-Auto Parts	1.6
Commercial Services	1.5
Gas-Distribution	1.4
Telephone-Integrated	1.4
Transport-Rail	1.4
Insurance-Life/Health	1.4
Computers-Memory Devices	1.4
Insurance Brokers	1.3
Food-Misc./Diversified	1.3
Banks-Super Regional	1.3
Diversified Manufacturing Operations	1.2
Semiconductor Equipment	1.2
Medical Instruments	1.1
Entertainment Software	1.1
Electric-Integrated	1.1
Non-Hazardous Waste Disposal	1.0
Medical Labs & Testing Services	1.0
Distribution/Wholesale	1.0
Auto/Truck Parts & Equipment-Original	0.9
Retail-Restaurants	0.8
Data Processing/Management	0.8
Chemicals-Diversified	0.8
Medical Products	0.7
Medical Information Systems	0.7
Electronic Components-Semiconductors	0.7
Airlines	0.3
Building-Residential/Commercial	0.3

99.2%

*	Calculated as a percentage of net assets

333

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Aerospace/Defense — 2.4%
Lockheed Martin Corp.	32,208	$10,503,029

Airlines — 0.3%
Alaska Air Group, Inc.	23,650	1,485,930

Applications Software — 6.2%
Microsoft Corp.	228,140	24,201,091
ServiceNow, Inc.†	15,660	2,755,534

		26,956,625

Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv PLC	38,060	3,732,544

Banks-Fiduciary — 1.8%
Bank of New York Mellon Corp.	146,388	7,827,366

Banks-Super Regional — 1.3%
SunTrust Banks, Inc.	77,580	5,591,191

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	63,061	7,252,015

Building-Residential/Commercial — 0.3%
NVR, Inc.†	409	1,128,607

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	202,952	7,261,623

Chemicals-Diversified — 0.8%
PPG Industries, Inc.	29,625	3,278,302

Commercial Services — 1.5%
Ecolab, Inc.	32,320	4,547,424
Nielsen Holdings PLC	87,771	2,067,885

		6,615,309

Commercial Services-Finance — 1.7%
S&P Global, Inc.	37,880	7,592,667

Computer Services — 2.9%
Amdocs, Ltd.	98,415	6,650,886
DXC Technology Co.	71,050	6,020,777

		12,671,663

Computers — 3.0%
Apple, Inc.	69,536	13,232,005

Computers-Memory Devices — 1.4%
NetApp, Inc.	36,135	2,801,185
Western Digital Corp.	45,838	3,215,536

		6,016,721

Data Processing/Management — 0.8%
First Data Corp., Class A†	154,320	3,589,483

Dialysis Centers — 2.1%
DaVita, Inc.†	128,260	9,014,113

Distribution/Wholesale — 1.0%
Fastenal Co.	78,530	4,470,713

Diversified Banking Institutions — 3.8%
JPMorgan Chase & Co.	145,210	16,691,889

Diversified Manufacturing Operations — 1.2%
Illinois Tool Works, Inc.	36,380	5,214,345

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	8,290	14,734,978

Electric-Integrated — 1.1%
Duke Energy Corp.	56,420	4,605,000

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 0.7%
Microchip Technology, Inc.	30,560	$2,855,221

Electronic Measurement Instruments — 1.6%
Agilent Technologies, Inc.	104,790	6,920,332

Entertainment Software — 1.1%
Activision Blizzard, Inc.	63,850	4,687,867

Finance-Credit Card — 2.3%
Discover Financial Services	67,369	4,810,820
Visa, Inc., Class A	38,650	5,285,001

		10,095,821

Finance-Other Services — 3.5%
CME Group, Inc.	40,589	6,458,522
Intercontinental Exchange, Inc.	119,830	8,856,635

		15,315,157

Food-Misc./Diversified — 1.3%
Kraft Heinz Co.	93,122	5,610,600

Gas-Distribution — 1.4%
National Grid PLC	586,135	6,254,493

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	69,994	5,834,700

Insurance-Life/Health — 1.4%
AXA Equitable Holdings, Inc.†	276,225	6,074,188

Insurance-Property/Casualty — 2.5%
Berkshire Hathaway, Inc., Class B†	30,155	5,966,770
Progressive Corp.	85,400	5,124,854

		11,091,624

Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	65,288	11,267,403

Medical Information Systems — 0.7%
Cerner Corp.†	48,330	3,000,326

Medical Instruments — 1.1%
Boston Scientific Corp.†	147,016	4,941,208

Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	25,700	4,506,238

Medical Products — 0.7%
Stryker Corp.	13,110	2,140,208
Zimmer Biomet Holdings, Inc.	8,870	1,113,362

		3,253,570

Medical-Biomedical/Gene — 2.6%
Celgene Corp.†	26,760	2,410,808
Exact Sciences Corp.†	58,440	3,415,818
Gilead Sciences, Inc.	69,250	5,389,728

		11,216,354

Medical-Drugs — 2.8%
Merck & Co., Inc.	186,445	12,281,132

Medical-HMO — 3.5%
UnitedHealth Group, Inc.	60,401	15,294,741

Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	62,830	4,553,918

Oil Companies-Integrated — 3.7%
Exxon Mobil Corp.	59,780	4,872,668
Suncor Energy, Inc.	272,142	11,468,064

		16,340,732

334

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pipelines — 2.1%
Magellan Midstream Partners LP	127,731	$9,165,977

Real Estate Investment Trusts — 1.9%
Mid-America Apartment Communities, Inc.	56,990	5,743,452
Prologis, Inc.	42,040	2,758,665

		8,502,117

Retail-Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	22,160	6,780,960

Retail-Building Products — 2.1%
Lowe’s Cos., Inc.	91,440	9,083,650

Retail-Consumer Electronics — 1.9%
Best Buy Co., Inc.	112,870	8,468,636

Retail-Restaurants — 0.8%
McDonald’s Corp.	22,880	3,604,515

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	106,626	5,185,222

Soap & Cleaning Preparation — 2.1%
Church & Dwight Co., Inc.	164,670	9,205,053

Security Description	Shares	Value (Note 2)
Telephone-Integrated — 1.4%
Verizon Communications, Inc.	119,515	$6,171,755

Tobacco — 2.0%
Philip Morris International, Inc.	103,390	8,922,557

Transport-Rail — 1.4%
Union Pacific Corp.	40,870	6,126,004

Wireless Equipment — 2.6%
Motorola Solutions, Inc.	91,950	11,153,535

Total Long-Term Investment Securities (cost $374,935,523)		433,231,724

TOTAL INVESTMENTS (cost $374,935,523)(1)	99.2%	433,231,724
Other assets less liabilities	0.8	3,383,274

NET ASSETS	100.0%	$436,614,998

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$426,977,231	$6,254,493	**	$—	$433,231,724

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,254,493 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

335

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Repurchase Agreements	54.8%
Federal National Mtg. Assoc.	22.3
United States Treasury Notes	22.3
Diversified Financial Services	4.1
United States Treasury Bonds	2.6
Diversified Banking Institutions	2.5
Banks-Commercial	1.0
Electric-Integrated	0.8
Insurance-Life/Health	0.8
Options Purchased	0.7
Sovereign	0.7
Government National Mtg. Assoc.	0.6
Real Estate Investment Trusts	0.6
Federal Home Loan Mtg. Corp.	0.5
Medical-Drugs	0.4
Auto-Cars/Light Trucks	0.4
Airlines	0.3
Computers	0.3
Pipelines	0.2
Telephone-Integrated	0.2
Regional Agencies	0.2
Banks-Super Regional	0.2
Electronic Components-Semiconductors	0.2
Finance-Consumer Loans	0.2
Cable/Satellite TV	0.1
Insurance-Multi-line	0.1
Tobacco	0.1
Cellular Telecom	0.1
Transport-Rail	0.1
Commercial Paper	0.1
Retail-Drug Store	0.1
Soap & Cleaning Preparation	0.1
Gas-Distribution	0.1
Pharmacy Services	0.1
Finance-Leasing Companies	0.1
Oil & Gas Drilling	0.1
Applications Software	0.1
Trucking/Leasing	0.1
Brewery	0.1
Commercial Services-Finance	0.1
Finance-Other Services	0.1
Oil Companies-Integrated	0.1
Enterprise Software/Service	0.1
Electronic Parts Distribution	0.1
Municipal Bonds & Notes	0.1
Medical-Hospitals	0.1
Non-Hazardous Waste Disposal	0.1
Transport-Marine	0.1
Investment Management/Advisor Services	0.1

119.4%

Credit Quality#†

Aaa	78.5%
Aa	2.4
A	5.0
Baa	8.7
Ba	0.3
Ca	0.1
Not Rated@	5.0

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

336

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 4.1%
Diversified Financial Services — 4.1%
ALBA PLC FRS Series 2005-1, Class A3 0.80% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	574,375	$720,331
ALBA PLC FRS Series 2015-1, Class A 1.87% (3 ML GBP+1.25%) due 04/24/2049(1)	GBP	422,467	556,884
Babson CLO, Ltd. FRS Series 2014-IIA, Class AR 3.49% (3 ML+1.15%) due 10/17/2026*(2)		500,000	499,830
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,309,521	1,270,978
BlueMountain CLO, Ltd. FRS Series 2013-3A, Class AR 3.23% (3 ML+0.89%) due 10/29/2025*(2)		411,812	411,941
BX Trust FRS Series 2017-APPL, Class A 2.95% (1 ML+0.88%) due 07/15/2034*(4)		3,617,493	3,618,610
California Republic Auto Receivables Trust Series 2018-1, Class A1 2.45% due 07/15/2019		815,802	815,824
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-5A, Class A1R 3.48% (3 ML+1.14%) due 10/16/2025*(2)		800,000	800,348
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 2.22% (1 ML+0.16%) due 12/25/2036*		1,527,851	997,579
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 3.57% (1 ML+1.50%) due 07/17/2033*		602,029	604,689
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(4)(7)		1,100,000	1,095,704
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 3.28% (3 ML+0.94%) due 07/17/2028*(2)		1,600,000	1,600,000
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 3.49% (3 ML+1.15%) due 01/16/2026*(2)		2,044,620	2,043,574
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(4)		2,400,000	2,372,938
Denali Capital CLO XI, Ltd. FRS Series 2015-1A, Class A1R 3.50% (3 ML+1.15%) due 04/20/2027*(2)		282,288	282,150

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 3.24% (3 ML+0.90%) due 10/15/2027*(2)	$	1,500,000	$1,499,052
Eurosail PLC FRS Series 2006-4X, Class A3C 0.78% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	268,383	348,555
Eurosail PLC FRS Series 2007-3A, Class A3C 1.58% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	705,051	916,918
Eurosail PLC FRS Series 2007-3X, Class A3A 1.58% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	625,014	816,724
Eurosail PLC FRS Series 2007-3X, Class A3C 1.58% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	833,242	1,083,630
Figueroa CLO, Ltd. FRS Series 2013-2A, Class A1RR 2.92% (3 ML+0.85%) due 06/20/2027*(2)		800,000	798,629
Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 3.19% (3 ML+0.85%) due 01/16/2026*(2)		700,000	701,209
Flagship VII, Ltd. FRS Series 2013-7A, Class A1R 3.47% (3 ML+1.12%) due 01/20/2026*(2)		1,289,203	1,288,603
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,025,997
Gemgarto PLC FRS Series 2015-1, Class A 1.58% (3 ML GBP+0.95%) due 02/16/2047(1)	GBP	10,362	13,602
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 3.45% (3 ML+1.10%) due 10/22/2025*(2)		1,900,000	1,900,923
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)		1,600,000	1,594,407
Jamestown CLO III, Ltd. FRS Series 2013-3A, Class A1AR 3.48% (3 ML+1.14%) due 01/15/2026*(2)		926,213	925,739
KVK CLO, Ltd. FRS Series 2013-2A, Class AR 3.49% (3 ML+1.15%) due 01/15/2026*(2)		517,392	517,127
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.81% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	770,579	971,833
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.28% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	1,147,388	1,477,994

337

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(4)	$	1,800,000	$1,764,896
MortgageIT Trust FRS Series 2005-2, Class 1A1 2.58% (1 ML+0.52%) due 05/25/2035(1)		107,627	107,883
Mountain View CLO 2014-1, Ltd. FRS Series 2014-1A, Class ARR 3.14% (3 ML+0.80%) due 10/15/2026*(2)		1,300,000	1,298,248
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 3.48% (3 ML+1.13%) due 07/20/2026*(2)		1,100,000	1,099,512
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.95% (1 ML+0.88%) due 09/15/2034*(4)		1,400,000	1,400,872
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 3.01% (1 ML+0.95%) due 11/25/2065*		633,434	641,511
Progress Residential Trust FRS Series 2016-SFR1, Class A 3.57% (1 ML+1.50%) due 09/17/2033*		988,187	989,065
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 3.52% (1 ML+1.45%) due 02/17/2032*		1,648,021	1,678,881
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*(5)		871,976	867,115
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 3.52% (3 ML+1.18%) due 10/17/2026*(2)		2,300,000	2,298,822
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 3.74% (3 ML+0.84%) due 04/20/2028*(2)		2,500,000	2,486,822
Uropa Securities PLC FRS Series 2008-1, Class A 0.82% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	815,438	1,036,642
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.92% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	400,000	499,164
Uropa Securities PLC FRS Series 2008-1, Class M1 0.97% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	188,628	234,739
Uropa Securities PLC FRS Series 2008-1, Class M2 1.17% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	147,340	183,739

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Uropa Securities PLC FRS Series 2008-1, Class B 1.37% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	157,055	$192,524
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 2.33% (1 ML+0.27%) due 12/25/2045(1)		555,944	555,905
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)		2,100,000	2,041,496

Total Asset Backed Securities (cost $53,794,362)			53,950,158

U.S. CORPORATE BONDS & NOTES — 7.0%
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 2.93% due 01/15/2025		600,000	572,085

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		300,000	287,273

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		662,933	620,114
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030		189,566	179,027
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027		374,888	373,902
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		973,569	905,906
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		973,569	914,960

			2,993,909

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		1,000,000	1,048,763

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*		200,000	196,758
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020		146,000	145,540

338

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020	$	1,070,000	$1,075,319
Hyundai Capital America Senior Notes 2.50% due 03/18/2019*		1,200,000	1,195,167
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*		2,200,000	2,185,190

			4,797,974

Banks-Commercial — 0.1%
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019		150,000	148,925
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020		880,000	872,742
HSBC USA, Inc. FRS Senior Notes 2.97% (3 ML+0.61%) due 11/13/2019		200,000	201,105
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019		250,000	248,961
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020		12,000	11,839

			1,483,572

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025		200,000	192,404

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020		110,000	108,204
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025		50,000	47,439
Wells Fargo & Co. FRS Senior Notes 3.57% (3 ML+1.23%) due 10/31/2023		1,900,000	1,942,196

			2,097,839

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038		900,000	892,923

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025		10,000	9,534

Security Description		Principal Amount**	Value (Note 2)
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	$	60,000	$59,466
Owens Corning Senior Notes 4.20% due 12/01/2024		20,000	19,695

			79,161

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025		10,000	10,066

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020		450,000	450,421
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022		450,000	457,479
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047		1,000,000	960,686
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035		20,000	19,753

			1,888,339

Cellular Telecom — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*		900,000	893,250
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*		1,000,000	992,500

			1,885,750

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026		800,000	731,335
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026		50,000	51,232

			782,567

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025		40,000	40,376

Computers — 0.3%
Apple, Inc. FRS Senior Notes 2.66% (3 ML+0.30%) due 05/06/2019		200,000	200,477

339

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc. Senior Notes 2.90% due 09/12/2027	$	700,000	$662,456
Apple, Inc. Senior Notes 3.35% due 02/09/2027		600,000	589,427
Apple, Inc. Senior Notes 3.75% due 09/12/2047		500,000	474,572
Apple, Inc. Senior Notes 4.65% due 02/23/2046		500,000	545,551
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		1,100,000	1,303,638

			3,776,121

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022		489,000	502,354

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022		30,000	29,775

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		600,000	593,061
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		700,000	675,702
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018		1,090,000	1,088,693
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020		2,600,000	2,573,635
Citigroup, Inc. FRS Senior Notes 3.18% (3 ML+0.86%) due 12/07/2018		1,340,000	1,344,084
Citigroup, Inc. FRS Senior Notes 3.55% (3 ML+1.19%) due 08/02/2021		1,000,000	1,016,500
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024		1,200,000	1,207,915
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		750,000	747,294
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025		30,000	29,359
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024		1,300,000	1,296,141
Morgan Stanley Senior Notes 3.74% due 04/24/2024		1,000,000	994,537

Security Description		Principal Amount**	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.00% due 07/23/2025	$	60,000	$60,054

			11,626,975

Electric-Integrated — 0.8%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028*(5)		1,300,000	1,299,473
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025		550,000	536,397
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026		1,600,000	1,502,447
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046		1,700,000	1,591,978
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026		1,000,000	907,848
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024		100,000	99,900
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045		1,060,000	1,103,494
Duke Energy Florida LLC 1st Mtg. Notes 3.80% due 07/15/2028		1,400,000	1,414,090
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028		1,900,000	1,736,603
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024		700,000	675,493
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025		30,000	28,404

			10,896,127

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027		1,000,000	937,828
Intel Corp. Senior Notes 4.10% due 05/11/2047		1,000,000	1,009,337

			1,947,165

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024		700,000	654,748

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025		700,000	674,825

Finance-Consumer Loans — 0.2%
Synchrony Financial Senior Notes 2.60% due 01/15/2019		1,090,000	1,088,683

340

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
Synchrony Financial Senior Notes 2.70% due 02/03/2020	$	12,000	$11,843
Synchrony Financial Senior Notes 4.50% due 07/23/2025		860,000	833,775

			1,934,301

Finance-Credit Card — 0.0%
American Express Credit Corp. FRS Senior Notes 2.83% (3 ML+0.49%) due 08/15/2019		300,000	301,105
American Express Credit Corp. FRS Senior Notes 3.14% (3 ML+0.78%) due 11/05/2018		160,000	160,243

			461,348

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025		25,000	24,120

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021		700,000	716,627
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020		50,000	49,574

			766,201

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024		100,000	99,889

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022		20,000	19,914
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046		550,000	488,977

			508,891

Gas-Distribution — 0.1%
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048		1,400,000	1,398,316

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026		20,000	19,958

Insurance-Life/Health — 0.6%
Great-West Lifeco Finance 2018 LP Company Guar. Notes 4.05% due 05/17/2028*		500,000	504,772
Jackson National Life Global Funding Senior Sec. Notes 2.30% due 04/16/2019*		200,000	199,520

Security Description		Principal Amount**	Value (Note 2)
Insurance-Life/Health (continued)
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	$	1,090,000	$1,072,042
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*		2,300,000	2,065,840
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*		1,070,000	1,052,613
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*		400,000	394,100
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*		1,070,000	1,055,257
Reliance Standard Life Global Funding II Senior Sec. Notes 2.15% due 10/15/2018*		120,000	119,862
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*		1,600,000	1,562,504

			8,026,510

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045		10,000	9,459
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*		150,000	147,249
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*		200,000	199,516
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*		1,230,000	1,209,612

			1,565,836

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026		50,000	48,617
First American Financial Corp. Senior Notes 4.60% due 11/15/2024		20,000	20,057

			68,674

Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022		550,000	543,702

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025		12,000	11,725

Medical Products — 0.0%
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020		10,000	9,912

341

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	$	30,000	$29,478
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025		30,000	28,765

			68,155

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		20,000	19,708

Medical-Drugs — 0.3%
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*		2,600,000	2,620,436
Johnson & Johnson Senior Notes 3.63% due 03/03/2037		1,100,000	1,073,962

			3,694,398

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*		600,000	591,355

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024		20,000	19,537
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021		310,000	306,655

			326,192

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046		700,000	634,426

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.55% due 06/01/2022		600,000	601,849

Oil & Gas Drilling — 0.1%
Patterson-UTI Energy, Inc. Company Guar. Notes 3.95% due 02/01/2028*		1,200,000	1,117,246

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.10% due 03/25/2025		250,000	249,963
CVS Health Corp. Senior Notes 4.30% due 03/25/2028		950,000	947,175
CVS Health Corp. Senior Notes 4.78% due 03/25/2038		150,000	151,167

			1,348,305

Security Description		Principal Amount**	Value (Note 2)
Pipelines — 0.2%
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	$	100,000	$97,884
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026		40,000	40,495
EQT Midstream Partners LP Senior Notes 4.13% due 12/01/2026		700,000	653,205
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		600,000	639,642
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024		1,600,000	1,725,529

			3,156,755

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029		100,000	99,610
American Tower Corp. Senior Notes 2.25% due 01/15/2022		1,200,000	1,148,491
American Tower Corp. Senior Notes 3.38% due 10/15/2026		1,200,000	1,113,426
American Tower Corp. Senior Notes 4.00% due 06/01/2025		690,000	681,653
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026		290,000	290,602
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022		900,000	927,367
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023		800,000	838,420
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022		810,000	817,338
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*		1,200,000	1,131,401
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024		500,000	504,431

			7,552,739

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025		30,000	29,875

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*		12,000	11,356

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026		1,700,000	1,609,810

342

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.2%
AT&T, Inc. FRS Senior Notes 3.26% (3 ML+0.93%) due 06/30/2020	$	90,000	$90,886
AT&T, Inc. Senior Notes 3.40% due 05/15/2025		50,000	47,490
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*		204,000	195,067
AT&T, Inc. Senior Notes 5.25% due 03/01/2037		1,200,000	1,201,344
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025		104,000	100,793
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028*		1,435,000	1,445,679

			3,081,259

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*		1,800,000	1,725,570
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022		20,000	20,155
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023		100,000	104,240

			1,849,965

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047		1,700,000	1,706,554

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		1,000,000	988,014

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025		20,000	19,732

Total U.S. Corporate Bonds & Notes (cost $94,806,370)			93,007,789

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*(5)		600,000	600,000
WestJet Airlines, Ltd. Senior Notes 3.50% due 06/16/2021*(5)		1,000,000	986,146

			1,586,146

Security Description		Principal Amount**	Value (Note 2)
Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	$	20,000	$18,955

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020		200,000	197,826

Banks-Commercial — 0.8%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 3.29% (3 ML+0.99%) due 06/01/2021*		900,000	913,102
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*		2,100,000	2,056,835
Bank of Montreal Notes 1.75% due 06/15/2021*		1,500,000	1,439,467
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*		200,000	196,762
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026		1,000,000	948,411
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,595,758
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	197,127
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020		990,000	977,062
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	138,192
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020		850,000	838,411
Swedbank AB Senior Notes 2.20% due 03/04/2020*		370,000	364,296

			10,665,423

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*		200,000	196,472

Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*		400,000	407,558

343

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 1.6%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	$907,236
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	897,874
Barclays PLC Senior Notes 4.34% due 01/10/2028		800,000	766,668
Barclays PLC FRS Senior Notes 4.46% (3 ML+2.11%) due 08/10/2021		1,900,000	1,966,135
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,200,000	2,088,522
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		900,000	861,208
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		2,000,000	1,979,405
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	242,470
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,487,643
Deutsche Bank NY Senior Notes 4.25% due 10/14/2021		2,300,000	2,297,330
HSBC Holdings PLC FRS Senior Notes 3.84% (3 ML+1.50%) due 01/05/2022		300,000	308,665
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	555,645
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	592,063
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		800,000	783,746
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029		1,100,000	1,104,017
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021		1,000,000	958,460
UBS Group Funding Switzerland AG Company Guar. Notes 2.65% due 02/01/2022*		1,600,000	1,545,382
UBS Group Funding Switzerland AG FRS Company Guar. Notes 3.89% (3 ML+1.53%) due 02/01/2022*		900,000	923,827

Security Description		Principal Amount**	Value (Note 2)
Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	$	550,000	$548,672

			20,814,968

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025		20,000	20,152

Finance-Leasing Companies — 0.1%
ORIX Corp. Senior Notes 3.25% due 12/04/2024		1,400,000	1,336,512

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		10,000	9,892

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019		1,000,000	986,505
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		400,000	377,829
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		500,000	462,050

			1,826,384

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*		10,000	9,665

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046		700,000	692,053

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*		2,700,000	2,529,742

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*		700,000	663,304
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*		1,000,000	931,881

			1,595,185

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*		20,000	19,802

344

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	$	40,000	$39,297

			59,099

Transport-Marine — 0.1%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*		600,000	574,510

Total Foreign Corporate Bonds & Notes (cost $43,618,151)			42,540,542

U.S. GOVERNMENT AGENCIES — 23.4%
Federal Home Loan Mtg. Corp. — 0.5%
1.25% due 10/02/2019		2,000,000	1,970,390
2.38% due 01/13/2022		200,000	196,771
Federal Home Loan Mtg. Corp. STRIPS FRS 3.82% (5.89%-1 ML) due 09/15/2043(1)(6)(15)		2,132,499	318,471
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21% due 04/25/2028(4)(7)		2,700,000	2,627,421
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 2.33% (1 ML+0.35%) due 01/15/2038(1)		1,532,310	1,530,422
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.42% due 01/15/2038(1)(6)(7)(15)		1,532,310	64,535

			6,708,010

Federal National Mtg. Assoc. — 22.3%
3.50% due August TBA		58,200,000	57,664,781
3.50% due September TBA		155,200,000	153,626,325
3.70% due 09/01/2034		937,667	935,106
4.00% due 07/01/2045		2,126,470	2,162,361
4.00% due 07/01/2045		1,395,883	1,419,443
4.00% due 02/01/2046		3,062,578	3,113,015
4.00% due 09/01/2046		3,182,383	3,236,519
4.00% due August TBA		28,000,000	28,441,874
4.00% due September TBA		33,000,000	33,474,373
4.50% due August TBA		6,600,000	6,845,953
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(6)		1,367,866	120,604
Federal National Mtg. Assoc. REMIC FRS Series 2012-113, Class PF 2.41% (1 ML+0.35%) due 10/25/2040(1)		850,620	854,512
Series 2007-85, Class FL 2.60% (1 ML+0.54%) due 09/25/2037(1)		2,845,858	2,875,019

			294,769,885

Security Description		Principal Amount**	Value (Note 2)
Government National Mtg. Assoc. — 0.6%
Government National Mtg. Assoc. REMIC FRS Series 2016-H10, Class FJ 2.60% (1 ML+0.60%) due 04/20/2066(1)	$	305,954	$306,326
Series 2014-H02, Class FB 2.65% (1 ML+0.65%) due 12/20/2063(1)		886,915	893,441
Series 2016-H11, Class F 2.80% (1 ML+0.80%) due 05/20/2066(1)		2,505,520	2,543,435
Series 2016-H14, Class FA 2.80% (1 ML+0.80%) due 06/20/2066(1)		1,475,135	1,497,895
Series 2016-H17, Class FC 2.83% (1 ML+0.83%) due 08/20/2066(1)		3,355,509	3,411,938

			8,653,035

Total U.S. Government Agencies (cost $311,695,618)			310,130,930

U.S. GOVERNMENT TREASURIES — 24.9%
United States Treasury Bonds — 2.6%
1.00% due 02/15/2046 TIPS(8)		3,184,980	3,229,300
2.75% due 08/15/2047		1,560,000	1,459,819
2.75% due 11/15/2047		100,000	93,551
2.88% due 05/15/2043		300,000	289,359
2.88% due 11/15/2046		290,000	278,457
3.00% due 02/15/2048		10,200,000	10,034,648
3.13% due 02/15/2042		250,000	252,275
4.25% due 05/15/2039		5,900,000	6,997,723
4.38% due 11/15/2039		6,800,000	8,208,078
4.38% due 05/15/2040		1,300,000	1,572,492
4.50% due 08/15/2039		1,750,000	2,143,613

			34,559,315

United States Treasury Notes — 22.3%
0.50% due 01/15/2028 TIPS(8)		9,484,326	9,164,720
0.75% due 07/15/2028 TIPS(8)		4,008,560	3,974,678
1.25% due 04/30/2019		9,300,000	9,223,711
1.50% due 03/31/2023		6,640,000	6,253,272
1.50% due 08/15/2026(13)		2,100,000	1,883,027
1.63% due 05/15/2026		4,559,000	4,142,457
1.75% due 02/28/2022(13)		2,500,000	2,411,133
1.88% due 03/31/2022		47,600,000	46,058,578
1.88% due 04/30/2022		9,500,000	9,185,312
1.88% due 07/31/2022		3,200,000	3,086,250
1.88% due 08/31/2022		38,800,000	37,387,437
2.00% due 12/31/2021		2,600,000	2,532,664
2.00% due 11/15/2026		7,635,000	7,101,445
2.13% due 12/31/2022		5,600,000	5,435,500
2.25% due 04/30/2021(13)		1,100,000	1,085,391
2.25% due 02/15/2027(12)		82,800,000	78,410,953
2.25% due 08/15/2027		48,880,000	46,128,591
2.25% due 11/15/2027		5,500,000	5,182,031
2.38% due 05/15/2027(12)		1,000,000	955,313
2.50% due 05/15/2024		7,300,000	7,147,156
2.75% due 04/30/2023		3,400,000	3,385,258
2.88% due 05/15/2028		4,500,000	4,465,547

			294,600,424

Total U.S. Government Treasuries (cost $337,998,761)			329,159,739

345

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description		Shares/ Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027*	$	500,000	$470,870
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025*		3,000,000	2,997,828
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/17/2030*		400,000	403,336
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		900,000	858,024
State of Kuwait Senior Bonds 3.50% due 03/20/2027*		1,000,000	981,362
State of Qatar Senior Notes 4.50% due 04/23/2028*		800,000	816,064
State of Qatar Senior Notes 5.10% due 04/23/2048*		650,000	663,832
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,314,255

Total Foreign Government Obligations (cost $9,597,320)			9,505,571

MUNICIPAL BONDS & NOTES — 0.1%
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029 (cost $600,000)		600,000	642,691

OPTIONS - PURCHASED(9) — 0.7%
Exchange-Traded Put Options — Purchased		1,869	6,603,800
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(5)		638,200,000	1,312,151
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(5)		13,000,000	1,861,111

Total Options - Purchased (cost $11,691,945)			9,777,062

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten 6.50% due 09/29/2018(10)	EUR	900,000	1,274,790

Insurance-Life/Health — 0.1%
Meiji Yasuda Life Insurance Co. 5.10% due 04/26/2048*		1,500,000	1,524,375

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048*		400,000	352,500

Security Description		Principal Amount**	Value (Note 2)
Investment Management/Advisor Services — 0.1%
Brighthouse Holdings LLC Series A 6.50% due 12/31/2020*(5)(10)	$	500,000	$480,000

Pipelines — 0.0%
TransCanada Trust 5.30% due 03/15/2077		400,000	384,800

Total Preferred Securities/Capital Securities (cost $3,839,251)			4,016,465

Total Long-Term Investment Securities (cost $867,641,778)			852,730,947

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Commercial Paper — 0.1%
Barclays Bank PLC 1.94% due 09/04/2018 (cost $1,700,000)		1,700,000	1,699,782

REPURCHASE AGREEMENTS — 54.8%
Agreement with Barclays Bank PLC, bearing interest at 1.99%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $117,906,517 collateralized by $120,711,000 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2023 and having an approximate value of $120,338,493		117,900,000	117,900,000
Agreement with J.P. Morgan Chase, bearing interest at 2.00%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $304,016,889 collateralized by $317,984,000 of United States Treasury Notes, bearing interest at 1.88% due 02/28/2022 and having an approximate value of $313,270,946		304,000,000	304,000,000
Agreement with Toronto-Dominion Bank, bearing interest at 1.99%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $304,016,804 collateralized by $322,090,000 of United States Treasury Notes, bearing interest at 2.13% due 11/30/2023 and having an approximate value of $312,889,569		304,000,000	304,000,000

Total Repurchase Agreements (cost $725,900,000)			725,900,000

TOTAL INVESTMENTS (cost $1,595,241,778)(11)		119.4%	1,580,330,729
Liabilities in excess of other assets		(19.4)	(256,518,079)

NET ASSETS		100.0%	$1,323,812,650

REVERSE REPURCHASE AGREEMENTS(14) (0.9)%			(12,495,000)

346

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $104,594,417 representing 7.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Securities classified as Level 3 (see Note 2).
(4)	Commercial Mortgage Backed Security
(5)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $7,405,996 representing 0.6% of net assets.
(6)	Interest Only
(7)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Principal amount of security is adjusted for inflation.

(9)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2019	$2,200	623	$1,857,244	$2,491,089	$1,915,725	$(575,364)
S&P 500 Index	June 2019	2,475	623	3,644,022	4,809,272	3,744,230	(1,065,042)
S&P 500 Index	June 2019	1,925	623	918,756	1,223,303	943,845	(279,458)

					$8,523,664	$6,603,800	$(1,919,864)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Purchased Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.65% versus U.S. Treasury Bonds maturing on 11/15/2018	Morgan Stanley Capital Services, LLC	November 2018	1.65%	$24,200	$137,336	$58	$(137,278)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.85% versus U.S. Treasury Bonds maturing on 11/30/2018	Goldman Sachs Bank USA	November 2018	1.85	62,500	89,393	1,056	(88,337)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 12/19/2018	Citibank N.A.	December 2018	2.00	62,500	138,461	2,306	(136,155)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.15% versus U.S. Treasury Bonds maturing on 01/31/2019	Goldman Sachs Bank USA	January 2019	2.15	73,000	76,650	10,132	(66,518)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.04% versus U.S. Treasury Bonds maturing on 06/22/2020	Morgan Stanley Capital Services, LLC	June 2020	3.04	238,600	863,732	745,625	(118,107)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.04% versus U.S. Treasury Bonds maturing on 06/22/2020	Goldman Sachs Bank USA	June 2020	3.04	69,600	252,829	217,500	(35,329)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.02% versus U.S. Treasury Bonds maturing on 07/09/2020	Citibank N.A.	July 2020	3.02	107,800	388,080	335,474	(52,606)

					$1,946,481	$1,312,151	$(634,330)

347

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.30% versus U.S. Treasury Bonds maturing on 10/21/2019	Goldman Sachs Bank USA	October 2019	2.30%	$9,700	$921,500	$1,560,823	$639,323
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 11/07/2019	Morgan Stanley Capital Services, LLC	November 2019	2.75	3,300	300,300	300,288	(12)

					$1,221,800	$1,861,111	$639,311

(10)	Perpetual maturity—maturity date reflects the next call date.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	The security or a portion thereof was pledged as collateral for reverse repurchase agreements.
(13)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(14)	Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
NatWest Markets Securities	2.14%	7/19/2018	10/19/2018	$(7,710,000)	$(7,715,958)
NatWest Markets Securities	2.16	7/25/2018	10/25/2018	(4,785,000)	(4,787,010)

				$(12,495,000)	$(12,502,968)

(15)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2018.

CLO — Collateralized Loan Obligation

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Index Legend

1 ML— 1 Month USD LIBOR

3 ML— 3 Month USD LIBOR

3 ML GBP— 3 Month British Pound Sterling LIBOR

Over the Counter Written Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 11/15/2018	Morgan Stanley Capital Services, LLC	November 2018	2.00%	$5,200	$137,223	$238	$136,985
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.19% versus U.S. Treasury Bonds maturing on 12/19/2018	Citibank N.A.	December 2018	2.19	13,200	139,140	3,680	135,460
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.21% versus U.S. Treasury Bonds maturing on 01/31/2019	Goldman Sachs Bank USA	January 2019	2.21	14,600	76,650	9,128	67,522
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.02% versus U.S. Treasury Bonds maturing on 06/21/2021	Morgan Stanley Capital Services, LLC	June 2021	3.02	238,600	1,121,420	1,034,951	86,469

348

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Over the Counter Written Call Options on Interest Rate Swap Contracts — (continued)
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.02% versus U.S. Treasury Bonds maturing on 06/21/2021	Goldman Sachs Bank USA	June 2021	3.02%	$69,600	$337,978	$300,721	$37,257
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.96% versus U.S. Treasury Bonds maturing on 07/09/2021	Citibank N.A.	July 2021	2.96	107,800	501,943	447,208	54,735

					$2,314,354	$1,795,926	$518,428

Over the Counter Written Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 10/21/2019	Goldman Sachs Bank USA	October 2019	2.00%	$48,500	$921,500	$2,385,337	$(1,463,837)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 2.50% versus U.S. Treasury Bonds maturing on 11/07/2019	Morgan Stanley Capital Services, LLC	November 2019	2.50	16,500	300,300	494,211	(193,911)

					$1,221,800	$2,879,548	$(1,657,748)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
640	Long	90 Day Euro Dollar	March 2019	156,184,819	155,472,000	$(712,819)
532	Long	90 Day Euro Dollar	September 2018	129,716,354	129,754,800	38,446
350	Long	90 Day Euro Dollar	December 2018	85,474,823	85,155,000	(319,823)
6,020	Long	S&P 500 E-Mini Index	September 2018	836,043,248	847,947,100	11,903,852
26	Long	U.S. Treasury Ultra Long Bonds	September 2018	4,068,427	4,079,563	11,136
60	Long	U.S. Treasury 5 Year Notes	September 2018	6,804,450	6,787,500	(16,950)
798	Long	Russell 2000 E-Mini Index	September 2018	66,941,065	66,728,760	(212,305)
10	Short	Euro-Bund	September 2018	1,892,757	1,889,436	3,321
50	Short	Euro-OAT	September 2018	8,955,779	8,988,209	(32,430)
177	Short	U.S. Treasury 10 Year Notes	September 2018	21,259,427	21,137,672	121,755
534	Short	90 Day Euro Dollar	June 2019	130,483,691	129,568,425	915,266
298	Short	90 Day Euro Dollar	September 2019	72,782,479	72,253,825	528,654
958	Short	90 Day Euro Dollar	December 2019	233,665,662	232,171,300	1,494,362
640	Short	90 Day Euro Dollar	March 2020	155,871,181	155,088,000	783,181

						$14,505,646

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

349

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	1,088,000	USD	1,269,280	08/02/2018	$—	$(2,972)
	RUB	162,508,950	USD	2,619,000	08/24/2018	23,919	—
	USD	7,628,608	RUB	474,262,140	08/24/2018	—	(55,186)
	ZAR	14,127,000	USD	1,018,973	08/08/2018	—	(53,071)

						23,919	(111,229)

Barclays Bank PLC	GBP	8,200,000	USD	10,737,733	08/02/2018	—	(25,174)
	JPY	577,500,000	USD	5,240,581	08/15/2018	71,481	—

						71,481	(25,174)

Citibank N.A.	GBP	7,779,000	USD	10,202,211	09/04/2018	—	(21,725)
	USD	10,740,689	GBP	8,200,000	08/02/2018	22,217	—
	USD	5,077,280	JPY	553,271,252	08/15/2018	—	(125,048)

						22,217	(146,773)

Goldman Sachs Bank USA	RUB	316,340,160	USD	5,034,263	08/24/2018	—	(17,325)
	USD	1,772,432	ZAR	24,481,000	08/08/2018	85,337	—
	ZAR	10,490,080	USD	820,142	08/08/2018	24,090	—

						109,427	(17,325)

Net Unrealized Appreciation/(Depreciation)						$227,044	$(300,501)

EUR	— Euro Currency	JPY	— Japanese Yen	USD	— United States Dollar
GBP	— British Pound Sterling	RUB	— New Russian Ruble	ZAR	— South African Rand

Over the Counter Total Return Swap Contracts@
					Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	65,844	08/22/2018	(3 Month USD LIBOR-BBA plus 8 bps)	MSCI EAFE Index	$(1,413)	$787,011
Citibank	80,793	05/23/2018	(3 Month USD LIBOR-BBA plus 8 bps)	MSCI EAFE Index	—	(317,155)
Goldman Sachs	55,045	06/07/2018	(3 Month USD LIBOR-BBA plus 9 bps)	MSCI EAFE Index	—	(554,594)

					$(1,413)	$(84,738)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	6,600	02/03/2037	2.050%/Annually	6 Month USD EURIBOR-BBA/Semi-annually	$(216)	$6,749
JPY	740,000	03/20/2028	6 Month JPY LIBOR-BBA/Semi-annually	0.750%/Semi-annually	101,075	(115,362)
GBP	2,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.040%/Semi-annually	695	(52,008)
GBP	3,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.050%/Semi-annually	—	(75,669)
GBP	14,100	09/19/2028	6 Month GBP LIBOR-BBA/Semi-annually	1.500%/Semi-annually	313,046	(128,606)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA/Quarterly	2.910%/Semi-annually	—	(11,152)
USD	700	12/16/2019	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	(990)	8,346
USD	600	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	30,275	27,433
USD	1,100	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	(22,434)	126,079
USD	23,700	06/21/2027	3 Month USD LIBOR-BBA/Quarterly	1.500%/Semi-annually	1,646,293	1,233,276
USD	2,300	12/20/2027	3 Month USD LIBOR-BBA/Quarterly	2.500%/Semi-annually	(56,262)	161,183
USD	5,400	12/20/2047	3 Month USD LIBOR-BBA/Quarterly	2.750%/Semi-annually	(173,066)	540,379
USD	97,100	06/20/2028	3 Month USD LIBOR-BBA/Quarterly	2.250%/Semi-annually	6,083,842	451,373

350

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@ — (continued)
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	7,400	06/20/2028	3 Month USD LIBOR-BBA/Quarterly	2.250%/Semi-annually	$487,348	$30,694
USD	600	03/23/2048	3 Month USD LIBOR-BBA/Quarterly	2.540%/Semi-annually	—	66,495

				Total	$8,409,606	$2,269,210

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection@(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2018(1)	Notional Amount(2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index	1.000%/Quarterly	6/20/2021	0.3116%	$900	$6,920	$10,320
CDX North American Investment Grade Index	1.000%/Quarterly	6/20/2023	1.0476%	27,200	424,559	89,521

					$431,479	$99,841

@	Illiquid security. At July 31, 2018, the aggregate value of these securities was $11,123,985 representing 0.8% of net assets
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

CDOR — Canadian Dollar Offered Rate

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

351

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$52,679,180	$1,270,978	$53,950,158
U.S. Corporate Bonds & Notes	—	93,007,789	—	93,007,789
Foreign Corporate Bonds & Notes	—	42,540,542	—	42,540,542
U.S. Government Agencies	—	310,130,930	—	310,130,930
U.S. Government Treasuries	—	329,159,739	—	329,159,739
Foreign Government Obligations	—	9,505,571	—	9,505,571
Municipal Bonds & Notes	—	642,691	—	642,691
Exchange-Traded Put Options — Purchased	6,603,800	—	—	6,603,800
Over the Counter Purchased Call Options on Interest Rate Swap Contracts	—	1,312,151	—	1,312,151
Over the Counter Purchased Put Options on Interest Rate Swap Contracts	—	1,861,111	—	1,861,111
Preferred Securities/Capital Securities	—	4,016,465	—	4,016,465
Short-Term Investment Securities	—	1,699,782	—	1,699,782
Repurchase Agreements	—	725,900,000	—	725,900,000

Total Investments at Value	$6,603,800	$1,572,455,951	$1,270,978	$1,580,330,729

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$518,428	$—	$518,428
Futures Contracts	15,799,973	—	—	15,799,973
Forward Foreign Currency Contracts	—	227,044	—	227,044
Over the Counter Total Return Swap Contracts	—	787,011	—	787,011
Centrally Cleared Interest Rate Swap Contracts	—	2,652,007	—	2,652,007
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	99,841	—	99,841

Total Other Financial Instruments	$15,799,973	$4,284,331	$—	$20,084,304

LIABILITIES:
Reverse Repurchase Agreements	$—	$12,495,000	$—	$12,495,000

Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$1,657,748	$—	$1,657,748
Futures Contracts	1,294,327	—	—	1,294,327
Forward Foreign Currency Contracts	—	300,501	—	300,501
Over the Counter Total Return Swap Contracts	—	871,749	—	871,749
Centrally Cleared Interest Rate Swap Contracts	—	382,797	—	382,797

Total Other Financial Instruments	$1,294,327	$3,212,795	$—	$4,507,122

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

352

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.8%
Cable/Satellite TV	6.2
Pipelines	5.9
Real Estate Investment Trusts	4.9
Cellular Telecom	3.5
Finance-Consumer Loans	2.8
Satellite Telecom	2.6
Oil-Field Services	2.4
Medical-Drugs	2.1
Oil & Gas Drilling	1.9
Gambling (Non-Hotel)	1.8
Steel-Producers	1.6
Agricultural Chemicals	1.6
Telephone-Integrated	1.5
Real Estate Management/Services	1.4
Computers-Integrated Systems	1.3
Enterprise Software/Service	1.3
Television	1.3
Publishing-Books	1.3
Metal-Copper	1.1
Chemicals-Diversified	1.1
Containers-Metal/Glass	1.1
Building-Residential/Commercial	1.1
Retail-Restaurants	1.0
Finance-Auto Loans	1.0
Batteries/Battery Systems	1.0
Rental Auto/Equipment	1.0
Hotels/Motels	0.9
Medical-Hospitals	0.9
Computer Services	0.9
Retail-Office Supplies	0.9
Metal Processors & Fabrication	0.9
Cosmetics & Toiletries	0.9
Food-Retail	0.8
Distribution/Wholesale	0.8
Containers-Paper/Plastic	0.8
Chemicals-Specialty	0.8
Coal	0.8
Printing-Commercial	0.8
Physicians Practice Management	0.8
Computers-Memory Devices	0.7
Building-Heavy Construction	0.7
Oil Refining & Marketing	0.7
Electronic Parts Distribution	0.7
Finance-Mortgage Loan/Banker	0.7
Finance-Credit Card	0.7
Building Products-Wood	0.7
Circuit Boards	0.7
Energy-Alternate Sources	0.7
E-Commerce/Services	0.6
Machinery-Thermal Process	0.6
Retail-Appliances	0.6
Internet Connectivity Services	0.6
Marine Services	0.6
Aerospace/Defense-Equipment	0.5
Real Estate Operations & Development	0.5
Oil Field Machinery & Equipment	0.5
Insurance-Property/Casualty	0.5
Funeral Services & Related Items	0.5
Poultry	0.5
Schools	0.5

Security Services	0.5%
Metal-Iron	0.5
Dialysis Centers	0.5
Computers	0.5
Independent Power Producers	0.5
Internet Content-Entertainment	0.5
Food-Meat Products	0.5
Building & Construction Products-Misc.	0.5
Auto/Truck Parts & Equipment-Original	0.5
Auto-Heavy Duty Trucks	0.5
Quarrying	0.5
Broadcast Services/Program	0.5
Building & Construction-Misc.	0.5
Registered Investment Companies	0.5
Medical-Nursing Homes	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Airlines	0.4
Applications Software	0.4
Racetracks	0.4
Paper & Related Products	0.4
Retail-Pawn Shops	0.4
Radio	0.4
Retail-Automobile	0.4
Finance-Investment Banker/Broker	0.4
Finance-Other Services	0.4
Aerospace/Defense	0.4
Machinery-Construction & Mining	0.4
Commercial Services	0.3
Retail-Leisure Products	0.3
Food-Dairy Products	0.3
Consumer Products-Misc.	0.3
Multimedia	0.2
Medical-HMO	0.1

98.3%

Credit Quality#†

Baa	1.7%
Ba	26.9
B	56.1
Caa	12.4
Not Rated@	2.9

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

353

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 75.0%
Aerospace/Defense-Equipment — 0.5%
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	$2,024,000	$1,877,260

Airlines — 0.4%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(1)	67,224	67,466
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,453,132	1,458,654

		1,526,120

Applications Software — 0.4%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	1,478,000	1,514,950

Auto-Heavy Duty Trucks — 0.5%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,607,000	1,663,245

Auto/Truck Parts & Equipment-Replacement — 0.5%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,595,000	1,567,088

Batteries/Battery Systems — 1.0%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*	1,700,000	1,746,750
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,666,000	1,678,495

		3,425,245

Broadcast Services/Program — 0.5%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,740,000	1,661,700

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,650,000	1,670,625

Building & Construction-Misc. — 0.5%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,665,000	1,606,725

Building Products-Wood — 0.7%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	2,395,000	2,401,131

Building-Heavy Construction — 0.7%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	2,571,000	2,551,718

Security Description	Principal Amount	Value (Note 2)
Building-Residential/Commercial — 0.5%
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023*	$1,665,000	$1,631,700

Cable/Satellite TV — 3.2%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,762,000	2,748,190
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,090,614
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	830,000	815,475
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,516,000	1,542,530
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,730,000	1,665,125
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	1,595,000	1,662,788
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,640,000	1,648,692

		11,173,414

Cellular Telecom — 3.0%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	3,275,000	3,442,844
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	6,412,000	6,844,810

		10,287,654

Chemicals-Specialty — 0.8%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	1,355,000	1,341,450
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	1,300,000	1,339,000

		2,680,450

Circuit Boards — 0.7%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	2,410,000	2,379,875

Coal — 0.8%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	2,595,000	2,679,337

Commercial Services — 0.3%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,200,000	1,166,250

354

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.9%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	$3,214,000	$3,073,227

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,615,000	1,707,264

Computers-Integrated Systems — 1.3%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,545,000	2,341,400
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	2,190,000	2,190,000

		4,531,400

Consumer Products-Misc. — 0.3%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,111,000	1,038,785

Containers-Metal/Glass — 1.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	1,295,000	1,398,600
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,438,000	2,410,572

		3,809,172

Containers-Paper/Plastic — 0.8%
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	759,000	713,460
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	2,125,000	1,970,937

		2,684,397

Cosmetics & Toiletries — 0.9%
Coty, Inc. Senior Notes 6.50% due 04/15/2026*	1,700,000	1,591,625
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,511,000	1,393,897

		2,985,522

Dialysis Centers — 0.5%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	1,850,000	1,743,625

Distribution/Wholesale — 0.8%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	1,685,000	1,663,938
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,175,000	1,173,531

		2,837,469

Security Description	Principal Amount	Value (Note 2)
Electronic Parts Distribution — 0.7%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	$2,556,000	$2,517,547

Energy-Alternate Sources — 0.7%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,273,000	2,290,048

Enterprise Software/Service — 1.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	3,392,000	3,536,160
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	927,000	938,587

		4,474,747

Finance-Auto Loans — 1.0%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	1,250,000	1,276,562
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	2,066,000	2,169,300

		3,445,862

Finance-Consumer Loans — 2.2%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	2,329,000	2,416,337
SLM Corp. Senior Notes 5.63% due 08/01/2033	3,076,000	2,629,980
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	2,075,000	2,106,125
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	566,000	575,198

		7,727,640

Finance-Credit Card — 0.7%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	2,400,000	2,448,000

Finance-Investment Banker/Broker — 0.4%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,370,000	1,328,900

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,500,000	2,491,250

Food-Meat Products — 0.5%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	602,000	563,629
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	1,158,000	1,110,232

		1,673,861

355

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.8%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	$3,256,000	$2,930,400

Funeral Services & Related Items — 0.5%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	1,735,000	1,776,206

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	9,682

Hotels/Motels — 0.9%
Wyndham Worldwide Corp. Senior Sec. Notes 4.15% due 04/01/2024	1,774,000	1,745,172
Wyndham Worldwide Corp. Senior Sec. Notes 4.50% due 04/01/2027	1,520,000	1,485,800

		3,230,972

Independent Power Producers — 0.5%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	1,705,000	1,696,475

Insurance-Property/Casualty — 0.5%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,715,000	1,792,175

Internet Connectivity Services — 0.6%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	2,073,000	2,109,278

Internet Content-Entertainment — 0.5%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,642,000	1,683,378

Machinery-Construction & Mining — 0.4%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,252,000	1,242,610

Machinery-Thermal Process — 0.6%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	2,116,000	2,187,415

Marine Services — 0.6%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	1,935,000	1,988,213

Medical-Drugs — 0.4%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	1,425,000	1,202,344

Medical-HMO — 0.1%
Centene Corp. Senior Notes 5.38% due 06/01/2026*	301,000	308,149

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals — 0.9%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	$2,125,000	$2,005,469
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,205,000	1,223,075

		3,228,544

Metal Processors & Fabrication — 0.9%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	1,318,000	1,370,720
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,682,000	1,686,205

		3,056,925

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,956,000	1,882,650

Metal-Iron — 0.5%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,800,000	1,746,000

Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	792,000	745,224

Oil Companies-Exploration & Production — 5.4%
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026*	1,705,000	1,719,919
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	1,350,000	1,355,062
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	2,050,000	2,003,875
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	1,725,000	1,673,250
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,563,000	2,463,684
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,610,000	1,738,800
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,647,000	1,684,057
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	1,940,000	1,867,250
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	1,115,000	765,169
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	1,600,000	1,650,000

356

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	$1,625,000	$1,641,250

		18,562,316

Oil Field Machinery & Equipment — 0.5%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,808,194

Oil Refining & Marketing — 0.7%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	2,408,000	2,519,370

Oil-Field Services — 1.7%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	846,000	861,863
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	1,740,000	1,681,275
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	2,056,000	1,901,800
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	1,550,000	1,594,562

		6,039,500

Physicians Practice Management — 0.8%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	2,641,000	2,621,192

Pipelines — 5.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	984,000	987,690
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	1,125,000	1,128,375
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,625,000	2,880,937
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	2,054,000	2,043,730
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	1,523,000	1,555,364
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	1,925,000	1,872,063
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,561,000
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	2,348,000	2,403,859

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	$2,609,000	$2,569,865
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	362,000	345,710
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,131,000	2,109,690

		20,458,283

Poultry — 0.5%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	1,875,000	1,748,438

Publishing-Books — 0.7%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	2,615,000	2,425,413

Quarrying — 0.5%
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*	1,675,000	1,662,438

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,412,379

Radio — 0.4%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,365,000	1,335,994

Real Estate Investment Trusts — 4.9%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,954,000	1,900,265
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,640,000	2,561,064
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,775,000	1,727,891
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,860,000	1,704,225
iStar, Inc. Senior Notes 5.25% due 09/15/2022	2,024,000	1,973,400
iStar, Inc. Senior Notes 6.00% due 04/01/2022	898,000	900,245
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	2,293,000	2,218,477
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	825,000	791,827

357

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	$3,050,000	$3,011,875

		16,789,269

Real Estate Management/Services — 1.4%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,830,000	2,759,250
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	2,240,000	2,085,440

		4,844,690

Real Estate Operations & Development — 0.5%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	1,870,000	1,813,900

Rental Auto/Equipment — 1.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,735,000	1,700,300
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,728,000	1,693,440

		3,393,740

Retail-Appliances — 0.6%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	2,174,000	2,146,825

Retail-Automobile — 0.4%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	1,339,000	1,332,305

Retail-Leisure Products — 0.3%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	1,163,000	1,165,908

Retail-Office Supplies — 0.9%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	3,262,000	3,066,280

Retail-Pawn Shops — 0.4%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,350,000	1,343,250

Retail-Restaurants — 1.0%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,391,000	1,338,837
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	2,110,000	2,189,125

		3,527,962

Security Description	Principal Amount	Value (Note 2)
Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	$750,000	$0

Satellite Telecom — 0.7%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	2,534,000	2,413,635

Schools — 0.5%
Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*	1,735,000	1,748,013

Security Services — 0.5%
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	1,665,000	1,746,169

Steel-Producers — 1.6%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	1,800,000	1,660,500
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	1,429,000	1,378,985
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	867,000	867,000
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	1,700,000	1,738,199

		5,644,684

Telephone-Integrated — 1.5%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,747,000	1,744,816
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	1,695,000	1,737,375
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	2,805,000	1,812,731

		5,294,922

Television — 1.1%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,905,000	2,019,300
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	1,510,000	1,449,600
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	325,000	317,687

		3,786,587

Total U.S. Corporate Bonds & Notes (cost $263,442,779)		259,741,499

FOREIGN CORPORATE BONDS & NOTES — 20.6%
Aerospace/Defense — 0.4%
Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*	1,300,000	1,306,500

358

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 1.6%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	$2,070,000	$2,106,225
Nufarm Australia, Ltd./Nufarm Americas, Inc. Company Guar. Notes 5.75% due 04/30/2026*	1,750,000	1,680,000
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	1,771,000	1,809,165

		5,595,390

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	1,765,000	1,664,413

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	2,064,000	2,012,400

Cable/Satellite TV — 3.0%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	2,580,000	2,511,888
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	550,000	561,743
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	3,000,000	2,782,500
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	2,882,000	2,849,577
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	1,733,000	1,672,345

		10,378,053

Cellular Telecom — 0.5%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,760,000	1,724,800

Chemicals-Diversified — 1.1%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,190,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	1,690,000	1,668,875

		3,859,625

Computers-Memory Devices — 0.7%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	2,700,000	2,619,265

Security Description	Principal Amount	Value (Note 2)
Finance-Consumer Loans — 0.6%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	$2,050,000	$2,152,725

Finance-Other Services — 0.4%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*	1,306,000	1,328,855

Gambling (Non-Hotel) — 1.8%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	2,464,000	2,602,748
LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*	1,790,000	1,794,027
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	1,689,000	1,739,670

		6,136,445

Medical-Drugs — 1.7%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	925,000	742,313
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	3,503,000	3,364,631
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	1,749,000	1,854,377

		5,961,321

Metal-Copper — 0.6%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	916,000	891,955
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,182,000	1,186,433

		2,078,388

Oil & Gas Drilling — 1.9%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	1,190,000	1,154,300
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	1,407,000	1,445,692
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	1,700,000	1,734,000
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	2,400,000	2,322,000

		6,655,992

Oil Companies-Exploration & Production — 1.4%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,467,000	2,226,468

359

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	$2,531,000	$2,489,871

		4,716,339

Oil-Field Services — 0.7%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	2,393,000	2,464,790

Paper & Related Products — 0.4%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,003,000	995,478
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	356,400

		1,351,878

Printing-Commercial — 0.8%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*	2,575,000	2,645,812

Satellite Telecom — 1.9%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*	1,695,000	1,703,475
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	3,695,000	3,399,400
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	1,550,000	1,662,375

		6,765,250

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Total Foreign Corporate Bonds & Notes (cost $72,594,440)		71,418,241

LOANS(6)(7)(8) — 1.7%
Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.6%
RentPath LLC FRS 2nd Lien 11.06% (1 ML+9.00%) due 12/17/2022	2,913,240	2,243,195

Medical-Nursing Homes — 0.5%
Kindred Healthcare, Inc. FRS 1st Lien 7.38% (1 ML+5.00%) due 06/19/2025	1,596,491	1,584,518

Security Description	Shares/ Principal Amount	Value (Note 2)
Publishing-Books — 0.6%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 5.08% (1 ML+3.00%) due 05/31/2021	$2,097,964	$1,958,974

Total Loans (cost $6,439,959)		5,786,687

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	623,509

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Food-Dairy Products — 0.3%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,004,448)	955,000	1,055,275

Total Long-Term Investment Securities (cost $343,481,634)		338,625,211

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(9) (cost $1,592,702)	1,592,702	1,592,702

TOTAL INVESTMENTS (cost $345,074,336)(10)	98.3%	340,217,913
Other assets less liabilities	1.7	5,975,090

NET ASSETS	100.0%	$346,193,003

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $196,627,788 representing 56.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $633,191 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition,

360

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$623,509	$758.53	0.18%

(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(9)	The rate shown is the 7-day yield as of July 31, 2018.
(10)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$1,458,654	$67,466	$1,526,120
Gambling (Non-Hotel)	—	—	9,682	9,682
Rubber/Plastic Products	—	—	0	0
Other Industries	—	258,205,697	—	258,205,697
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	71,418,241	—	71,418,241
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	5,786,687	—	5,786,687
Common Stocks	—	—	623,509	623,509
Preferred Securities/Capital Securities	—	1,055,275	—	1,055,275
Short-Term Investment Securities	1,592,702	—	—	1,592,702

Total Investments at Value	$1,592,702	$337,924,554	$700,657	$340,217,913

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

361

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Banks-Commercial	9.3%
Oil Companies-Integrated	7.5
Medical-Drugs	7.5
Diversified Banking Institutions	6.8
Insurance-Life/Health	4.9
Diversified Manufacturing Operations	4.0
Insurance-Multi-line	4.0
Import/Export	3.0
Telephone-Integrated	2.8
Metal-Diversified	2.6
Auto-Cars/Light Trucks	2.4
Electronic Components-Misc.	2.4
Building-Heavy Construction	2.3
Electronic Components-Semiconductors	2.1
Telecom Services	1.9
Electric-Integrated	1.9
Food-Retail	1.7
Cosmetics & Toiletries	1.7
Cellular Telecom	1.6
Auto/Truck Parts & Equipment-Original	1.6
Food-Misc./Diversified	1.5
Building Products-Cement	1.4
Aerospace/Defense	1.4
Water	1.2
Airlines	1.2
Oil Companies-Exploration & Production	1.1
Insurance-Reinsurance	1.1
Tobacco	1.1
Investment Management/Advisor Services	1.0
Building Products-Air & Heating	1.0
Distribution/Wholesale	1.0
Real Estate Investment Trusts	1.0
Internet Connectivity Services	1.0
Private Equity	1.0
Insurance-Property/Casualty	1.0
Hotels/Motels	0.9
Finance-Leasing Companies	0.9
Real Estate Operations & Development	0.9
Building Products-Doors & Windows	0.8
Audio/Video Products	0.8
Building & Construction Products-Misc.	0.8
Airport Development/Maintenance	0.7
Motorcycle/Motor Scooter	0.7
Metal Processors & Fabrication	0.7
Soap & Cleaning Preparation	0.7
Repurchase Agreements	0.7
Machinery-Material Handling	0.6
Chemicals-Diversified	0.5
Computers-Memory Devices	0.5
Toys	0.5
U.S. Government Treasuries	0.2

99.9%

Country Allocation*

Japan	21.1%
United Kingdom	15.9
France	15.0
Germany	7.1
Netherlands	6.4
Ireland	5.5
Switzerland	5.3
Canada	5.2
Australia	4.6
Jersey	1.9
Sweden	1.8
Hong Kong	1.8
South Korea	1.4
Denmark	1.1
New Zealand	1.1
United States	0.9
Norway	0.9
Finland	0.9
Spain	0.7
Taiwan	0.7
Italy	0.6

99.9%

*	Calculated as a percentage of net assets

362

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Australia — 4.6%
Australia & New Zealand Banking Group, Ltd.	263,059	$5,734,741
Challenger, Ltd.	314,737	2,904,072
Insurance Australia Group, Ltd.	453,483	2,704,469
Vicinity Centres	713,097	1,413,793

		12,757,075

Canada — 5.2%
BCE, Inc.	51,100	2,171,510
Encana Corp.	224,000	3,090,902
Magna International, Inc.	41,912	2,553,028
Suncor Energy, Inc.	160,151	6,744,107

		14,559,547

Denmark — 1.1%
Danske Bank A/S	108,799	3,163,739

Finland — 0.9%
Fortum Oyj	95,101	2,388,261

France — 15.0%
AXA SA	170,566	4,305,982
Cie de Saint-Gobain	47,753	2,124,837
Eurazeo SA	34,997	2,705,773
Natixis SA	351,458	2,525,815
Sanofi	77,961	6,775,186
SCOR SE	79,373	3,084,522
Societe Generale SA	105,597	4,703,817
TOTAL SA	61,641	4,021,918
Valeo SA	37,570	1,844,430
Veolia Environnement SA	150,324	3,433,181
Vinci SA	64,140	6,447,104

		41,972,565

Germany — 7.1%
Allianz SE	13,527	2,990,806
Bayer AG	30,176	3,361,209
Henkel AG & Co. KGaA (Preference Shares)	14,754	1,849,546
KION Group AG	23,638	1,623,402
LANXESS AG	18,564	1,525,716
Siemens AG	59,338	8,377,283

		19,727,962

Hong Kong — 1.8%
AIA Group, Ltd.	563,200	4,930,733

Ireland — 5.5%
Bank of Ireland Group PLC	264,267	2,268,544
CRH PLC	67,591	2,301,995
Dalata Hotel Group PLC†	332,969	2,647,180
Hibernia REIT PLC	812,916	1,383,916
Johnson Controls International PLC	76,800	2,880,768
Kerry Group PLC, Class A (ISE)	27,907	2,958,793
Kerry Group PLC, Class A (LSE)	9,593	1,020,786

		15,461,982

Italy — 0.6%
Telecom Italia SpA (RSP)	2,511,107	1,670,206

Japan — 21.1%
Hoya Corp.	58,700	3,538,105
ITOCHU Corp.	159,300	2,827,798
Japan Airlines Co., Ltd.	86,500	3,192,644

Security Description	Shares	Value (Note 2)
Japan (continued)
KDDI Corp.	57,400	$1,600,468
Mitsubishi Corp.	194,400	5,432,699
Mitsui Fudosan Co., Ltd.	107,300	2,567,247
Mizuho Financial Group, Inc.	1,269,500	2,209,834
Nintendo Co., Ltd.	4,100	1,351,606
Nippon Telegraph & Telephone Corp.	94,800	4,387,035
Nissan Motor Co., Ltd.	502,400	4,747,964
NSK, Ltd.	173,900	1,898,662
ORIX Corp.	160,000	2,598,060
Panasonic Corp.	164,900	2,126,826
Sanwa Holdings Corp.	206,200	2,346,102
SCREEN Holdings Co., Ltd.	43,000	3,148,590
Seven & i Holdings Co., Ltd.	50,200	2,049,117
Shiseido Co., Ltd.	23,600	1,737,081
Sumitomo Mitsui Financial Group, Inc.	122,100	4,845,697
TDK Corp.	13,500	1,446,676
Toshiba Corp.†	923,000	2,834,119
Yamaha Motor Co., Ltd.	75,700	1,999,618

		58,885,948

Jersey — 1.9%
Ferguson PLC	36,529	2,878,288
Glencore PLC	544,630	2,399,192

		5,277,480

Netherlands — 6.4%
Fiat Chrysler Automobiles NV†	115,111	1,967,755
ING Groep NV	656,863	10,035,392
Koninklijke Ahold Delhaize NV	113,654	2,887,908
Unilever NV CVA	52,437	3,015,899

		17,906,954

New Zealand — 1.1%
Spark New Zealand, Ltd.	1,148,909	3,033,974

Norway — 0.9%
DNB ASA	122,010	2,466,855

South Korea — 1.4%
Samsung Electronics Co., Ltd.	97,808	4,057,691

Spain — 0.7%
Aena SME SA*	11,044	2,004,603

Sweden — 1.8%
Com Hem Holding AB	156,176	2,792,463
Skandinaviska Enskilda Banken AB, Class A	208,697	2,231,183

		5,023,646

Switzerland — 5.3%
Chubb, Ltd.	27,406	3,829,166
Credit Suisse Group AG	106,709	1,720,514
LafargeHolcim, Ltd.	32,820	1,678,131
Novartis AG	65,992	5,539,437
UBS Group AG	125,816	2,072,397

		14,839,645

Taiwan — 0.7%
Sino-American Silicon Products, Inc.	554,000	1,907,888

United Kingdom — 15.9%
AstraZeneca PLC	69,002	5,312,498
BAE Systems PLC	458,586	3,927,761
Imperial Brands PLC	78,464	3,006,890
Lloyds Banking Group PLC	1,381,415	1,130,160

363

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	244,444	$5,782,719
Quilter PLC†*	1,430,014	2,903,664
Rio Tinto PLC	87,772	4,848,317
Royal Dutch Shell PLC, Class A	189,899	6,499,980
Royal Dutch Shell PLC, Class B	107,708	3,769,662
SSE PLC	161,045	2,641,399
Vodafone Group PLC	1,861,396	4,542,194

		44,365,244

Total Long-Term Investment Securities (cost $244,546,515)		276,401,998

SHORT-TERM INVESTMENT SECURITIES — 0.2%
United States Treasury Bills 1.82% due 08/02/2018	$125,000	124,994
1.84% due 08/16/2018	111,000	110,914
1.85% due 08/16/2018	121,000	120,906
1.86% due 08/09/2018	121,000	120,950
1.86% due 08/16/2018	100,000	99,922
1.88% due 08/16/2018	132,000	131,897

Total Short-Term Investment Securities (cost $709,585)		709,583

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.7%
Agreement with Bank of America NA, bearing interest at 1.89%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $1,843,097 and collateralized by $1,878,000 of United States Treasury Notes, bearing interest at 2.25%, due 03/31/2020 and having an approximate value of $1,895,313 (cost $1,843,000)	$1,843,000	$1,843,000

TOTAL INVESTMENTS (cost $247,099,100)(1)	99.9%	278,954,581
Other assets less liabilities	0.1	186,104

NET ASSETS	100.0%	$279,140,685

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $4,908,267 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
CVA	— Certification Van Aandelen (Dutch Cert.)
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	3,768,700	USD	2,857,706	10/17/2018	$—	$(43,253)
	EUR	2,884,300	USD	3,394,792	09/19/2018	10,143	—
	GBP	1,715,700	USD	2,260,486	09/19/2018	4,064	—
	USD	5,500,875	HKD	43,086,700	08/16/2018	—	(9,571)
	USD	1,703,368	EUR	1,453,000	09/19/2018	1,688	—
	USD	5,010,680	GBP	3,741,100	09/19/2018	—	(90,529)

						15,895	(143,353)

Barclays Bank PLC	USD	9,511,793	GBP	7,112,500	09/19/2018	—	(157,706)

Citibank N.A.	CAD	3,534,100	USD	2,679,823	10/17/2018	—	(40,552)
	DKK	12,082,900	USD	1,913,452	09/19/2018	10,315	—
	EUR	8,047,500	USD	9,489,068	09/19/2018	45,543	—
	USD	4,723,465	JPY	514,843,500	08/16/2018	—	(114,895)
	USD	1,015,068	GBP	757,800	09/19/2018	—	(18,438)

						55,858	(173,885)

Goldman Sachs International	CAD	1,030,200	USD	781,126	10/17/2018	—	(11,871)
	EUR	475,800	USD	556,455	09/19/2018	—	(1,883)
	USD	406,644	GBP	303,600	09/19/2018	—	(7,361)

						—	(21,115)

HSBC Bank USA N.A.	EUR	1,495,300	USD	1,760,334	09/19/2018	5,640	—

JPMorgan Chase Bank N.A.	CAD	1,721,700	USD	1,305,399	10/17/2018	—	(19,880)
	CHF	718,000	USD	735,225	09/19/2018	7,216	—
	JPY	208,020,200	USD	1,906,043	08/16/2018	43,971	—
	NZD	3,899,000	USD	2,629,181	10/17/2018	—	(28,429)
	USD	4,521,116	JPY	497,167,200	08/16/2018	—	(70,774)

364

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	4,164,443	SGD	5,547,200	08/16/2018	$—	$(88,965)
	USD	9,518,825	CHF	9,323,200	09/19/2018	—	(65,663)
	USD	3,157,225	GBP	2,356,900	09/19/2018	—	(57,521)
	USD	408,304	NOK	3,322,700	09/19/2018	—	(171)
	USD	195,575	SEK	1,711,400	09/19/2018	—	(240)
	USD	3,104,862	AUD	4,241,000	10/17/2018	46,995	—

						98,182	(331,643)

State Street Bank and Trust Co.	CAD	1,788,400	USD	1,356,171	10/17/2018	—	(20,451)
	EUR	534,700	USD	627,652	09/19/2018	196	—
	JPY	59,675,100	USD	545,320	08/16/2018	11,144	—
	USD	1,099,198	JPY	121,377,800	08/16/2018	—	(12,696)
	USD	3,009,766	AUD	4,090,900	10/17/2018	30,538	—
	USD	1,459,318	ILS	5,284,700	10/17/2018	—	(12,703)

						41,878	(45,850)

UBS AG	CAD	3,598,900	USD	2,728,465	10/17/2018	—	(41,790)
	GBP	633,900	USD	835,091	09/19/2018	1,410	—

						1,410	(41,790)

Westpac Banking Corp.	CAD	3,141,900	USD	2,382,203	10/17/2018	—	(36,276)
	EUR	789,900	USD	929,823	09/19/2018	2,896	—

						2,896	(36,276)

Net Unrealized Appreciation/(Depreciation)						$221,759	$(951,618)

AUD	— Australian Dollar	GBP	— Pound Sterling	NZD	— New Zealand Dollar
CAD	— Canadian Dollar	HKD	— Hong Kong Dollar	SEK	— Swedish Krona
CHF	— Swiss Franc	ILS	— Israeli Shekel	SGD	— Singapore Dollar
DKK	— Danish Krone	JPY	— Japanese Yen	USD	— United States Dollar
EUR	— Euro Currency	NOK	— Norweigian Krone

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$24,173,145	$252,228,853	**	$—	$276,401,998
Short-Term Investment Securities	—	709,583		—	709,583
Repurchase Agreements	—	1,843,000		—	1,843,000

Total Investments at Value	$24,173,145	$254,781,436		$—	$278,954,581

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$221,759		$—	$221,759

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$951,618		$—	$951,618

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Other financial instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $239,413,899 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

365

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2018

Industry Allocation*

Registered Investment Companies	36.5%
Exchange-Traded Funds	7.5
Diversified Banking Institutions	6.4
Banks-Commercial	3.9
United States Treasury Notes	3.1
Medical-Drugs	3.0
Oil Companies-Exploration & Production	2.1
Pipelines	2.0
Telephone-Integrated	1.8
Real Estate Investment Trusts	1.7
Diversified Financial Services	1.3
Oil Companies-Integrated	1.3
Insurance-Life/Health	1.2
Transport-Rail	1.1
Tobacco	0.9
Banks-Super Regional	0.9
Computers	0.9
Applications Software	0.8
Medical Products	0.7
Cable/Satellite TV	0.7
Diversified Manufacturing Operations	0.7
Finance-Credit Card	0.6
Cosmetics & Toiletries	0.6
Chemicals-Diversified	0.6
Food-Misc./Diversified	0.5
Electronic Components-Semiconductors	0.5
Medical-Biomedical/Gene	0.5
Cellular Telecom	0.5
Gold Mining	0.4
Beverages-Non-alcoholic	0.4
Web Portals/ISP	0.4
Insurance-Multi-line	0.4
Electric-Integrated	0.4
Coatings/Paint	0.4
Investment Management/Advisor Services	0.4
Pharmacy Services	0.4
E-Commerce/Products	0.4
Electric-Distribution	0.4
Semiconductor Components-Integrated Circuits	0.3
Electronic Measurement Instruments	0.3
Retail-Discount	0.3
Building Products-Cement	0.3
Wireless Equipment	0.3
Advanced Materials	0.3
Auto-Cars/Light Trucks	0.3
Enterprise Software/Service	0.3
Aerospace/Defense	0.3
Data Processing/Management	0.3
Food-Retail	0.2
Insurance-Property/Casualty	0.2
Home Decoration Products	0.2
Steel-Producers	0.2
Diversified Minerals	0.2
Multimedia	0.2
Oil Refining & Marketing	0.2
Commercial Services-Finance	0.2
Power Converter/Supply Equipment	0.2
Internet Content-Entertainment	0.2
Brewery	0.2
Machinery-General Industrial	0.2
Food-Baking	0.2

Electronic Components-Misc.	0.2%
Metal-Diversified	0.2
Electronic Connectors	0.2
Medical-HMO	0.2
Containers-Paper/Plastic	0.2
Finance-Consumer Loans	0.2
Computer Services	0.2
Networking Products	0.2
Telecom Services	0.2
Food-Confectionery	0.2
Chemicals-Specialty	0.2
Advertising Agencies	0.2
Retail-Building Products	0.2
Auto/Truck Parts & Equipment-Original	0.1
Broadcast Services/Program	0.1
Commercial Services	0.1
Oil & Gas Drilling	0.1
Consumer Products-Misc.	0.1
Finance-Other Services	0.1
Airport Development/Maintenance	0.1
Retail-Apparel/Shoe	0.1
Instruments-Controls	0.1
Rubber-Tires	0.1
Agricultural Chemicals	0.1
Computers-Memory Devices	0.1
Finance-Investment Banker/Broker	0.1
Advertising Services	0.1
Machinery-Construction & Mining	0.1
Engines-Internal Combustion	0.1
Metal Processors & Fabrication	0.1
Real Estate Operations & Development	0.1
Software Tools	0.1
Retail-Drug Store	0.1
Non-Ferrous Metals	0.1
Computer Aided Design	0.1
Apparel Manufacturers	0.1
Options Purchased	0.1
Tools-Hand Held	0.1
Computers-Integrated Systems	0.1
Industrial Automated/Robotic	0.1
Casino Hotels	0.1
Electric-Transmission	0.1
Paper & Related Products	0.1
Import/Export	0.1
Retail-Jewelry	0.1
Fisheries	0.1

97.8%

Country Allocation*

United States	83.4%
United Kingdom	2.6
Canada	1.5
Japan	1.5
Switzerland	1.5
France	1.0
Netherlands	0.8
Spain	0.9
Cayman Islands	0.8
Germany	0.6
Ireland	0.5

366

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (continued)

Country Allocation* (continued)

Australia	0.5%
Mexico	0.2
Italy	0.2
Bermuda	0.2
Sweden	0.2
Denmark	0.2
South Korea	0.1
Singapore	0.1
Israel	0.1
South Africa	0.1
Chile	0.1
Portugal	0.1
Finland	0.1
Jersey	0.1
Hong Kong	0.1
Norway	0.1
Guernsey	0.1
China	0.1

97.8%

Credit Quality#†

Aaa	14.5%
Aa	0.8
A	18.3
Baa	58.9
Ba	6.7
Not Rated@	0.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

367

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 1.3%
Cayman Islands — 0.7%
GoldentTree Loan Management. Inc. FRS Series 2017-2A, Class A (3 ML+1.15%) 3.50% due 11/28/2030*(1)	$420,000	$419,907
Carbone CLO, Ltd. FRS Series 2017-1A, Class A1 (3 ML+1.14%) 3.49% due 01/20/2031*(1)	3,810,000	3,811,901

		4,231,808

United States — 0.6%
Flagstar Mtg. Trust VRS Series 2017-2, Class A5 3.50% due 10/25/2047*(2)(3)	1,332,240	1,315,236
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	1,428,082	1,407,916
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	1,195,105	1,170,860

		3,894,012

Total Asset Backed Securities (cost $8,239,672)		8,125,820

FOREIGN CORPORATE BONDS & NOTES — 4.5%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,239,813

Canada — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	1,808,000	1,763,551
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047	1,890,000	1,904,684
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	1,000,000	947,712

		4,615,947

Chile — 0.1%
Corp Nacional del Cobre de Chile Senior Notes 4.50% due 09/16/2025*	360,000	365,356

France — 0.3%
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	2,250,000	2,181,425

Germany — 0.2%
Deutsche Bank AG Senior Notes 3.95% due 02/27/2023	1,145,000	1,107,878

Ireland — 0.4%
Johnson Controls International PLC Senior Notes 3.75% due 12/01/2021	150,000	150,580
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	250,000	239,814

Security Description	Principal Amount	Value (Note 2)
Ireland (continued)
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	$2,225,000	$2,144,544

		2,534,938

Netherlands — 0.4%
Cooperatieve Rabobank UA Senior Notes 2.76% due 04/26/2021	1,045,000	1,046,327
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	820,000	771,663
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	850,000	792,563

		2,610,553

Spain — 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	1,800,000	1,721,050
Banco Santander SA Senior Notes 3.46% due 04/12/2023	200,000	200,898
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	150,000	143,984
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,475,000	1,494,622

		3,560,554

Switzerland — 0.5%
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	1,590,000	1,521,467
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,490,000	1,488,256

		3,009,723

United Kingdom — 1.1%
Anglo American Capital PLC Company Guar. Notes 4.50% due 03/15/2028*	835,000	796,396
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	374,128
Barclays PLC Senior Notes 3.68% due 01/10/2023	855,000	832,829
Barclays PLC Sub. Notes 4.38% due 09/11/2024	590,000	573,303
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	930,000	911,105
Standard Chartered PLC Senior Notes 3.89% due 03/15/2024*	2,480,000	2,432,522

368

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	$920,000	$920,095

		6,840,378

Total Foreign Corporate Bonds & Notes (cost $28,659,198)		28,066,565

U.S. CORPORATE BONDS & NOTES — 23.2%
United States — 23.2%
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	1,375,000	1,476,086
Allstate Corp. Senior Notes 2.76% due 03/29/2021	250,000	250,335
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	140,000	136,768
American Tower Corp. Senior Notes 3.38% due 10/15/2026	2,050,000	1,902,102
American Tower Corp. Senior Notes 4.00% due 06/01/2025	1,000,000	987,903
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	500,000	485,949
Amphenol Corp. Senior Notes 3.20% due 04/01/2024	372,000	357,958
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,250,000	1,349,968
Analog Devices, Inc. Senior Notes 2.95% due 01/12/2021	940,000	929,144
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	1,565,000	1,512,871
Andeavor Senior Notes 3.80% due 04/01/2028	445,000	425,346
Andeavor Senior Notes 4.50% due 04/01/2048	600,000	566,668
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.08% due 01/12/2024	445,000	449,172
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	670,000	664,731
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	2,630,000	2,514,833
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028*	1,055,000	1,032,498
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	505,000	483,044

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	$1,545,000	$1,493,769
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	590,000	573,163
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,260,000	1,214,807
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	815,000	786,711
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	885,000	886,868
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	2,546,171
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	3,375,000	3,223,472
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	2,995,000	3,028,741
BB&T Corp Senior Notes 2.85% due 10/26/2024	1,885,000	1,797,613
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,280,000	2,199,382
Boston Properties LP Senior Notes 3.20% due 01/15/2025	856,000	812,389
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	1,500,000	1,499,488
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	915,000	825,438
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	1,230,000	1,198,812
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,815,000	1,776,196
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	1,390,000	1,414,138
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	957,531
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	4,000,000	3,885,747
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	995,000	1,012,152
Comerica, Inc. Senior Notes 3.70% due 07/31/2023	640,000	640,788

369

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Compass Bank Senior Notes 3.50% due 06/11/2021	$1,500,000	$1,495,078
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	1,500,000	1,438,669
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	275,000	274,072
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	2,865,000	2,637,374
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	450,000	427,664
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	1,500,000	1,419,317
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,495,000	1,549,265
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	1,500,000	1,550,424
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	717,706
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,008,000	2,875,288
Discover Bank Senior Notes 3.35% due 02/06/2023	500,000	487,031
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	252,339
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	830,000	795,525
Dollar Tree, Inc. Senior Notes 3.04% due 04/17/2020	1,210,000	1,212,469
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	510,000	463,003
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	500,000	464,620
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	73,538
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	460,000	450,265
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	1,000,000	923,738
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,755,000	1,686,892

Security Description	Principal Amount	Value (Note 2)
United States (continued)
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	$1,000,000	$961,835
EQT Corp. Senior Notes 3.90% due 10/01/2027	3,335,000	3,143,438
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	485,000	482,859
First Republic Bank Sub. Notes 4.63% due 02/13/2047	1,020,000	995,883
Fortive Corp. Senior Notes 2.35% due 06/15/2021	1,020,000	987,485
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	510,000	509,286
General Mills, Inc. Senior Notes 3.35% due 10/17/2023	645,000	652,613
General Motors Financial Co., Inc. Company Guar. Notes 4.38% due 09/25/2021	1,250,000	1,270,815
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	3,675,000	3,548,378
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,915,000	1,926,356
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,775,000	1,730,594
High Street Funding Trust II Sec. Notes 4.68% due 02/15/2048*	395,000	393,025
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	959,000	986,955
Hubbell, Inc. Senior Notes 3.50% due 02/15/2028	570,000	540,941
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	725,000	717,554
JPMorgan Chase & Co. Senior Notes 3.08% due 04/23/2024	4,020,000	4,000,197
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	1,830,000	1,831,491
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,650,000	1,638,591
KeyBank NA Senior Notes 3.38% due 03/07/2023	1,000,000	990,718
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	801,000	811,441

370

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Kroger Co. Senior Notes 4.45% due 02/01/2047	$1,575,000	$1,461,138
Kroger Co. Senior Notes 5.15% due 08/01/2043	205,000	204,961
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	2,000,000	1,924,915
Maple Escrow Subsidiary, Inc. Company Guar. Notes 3.55% due 05/25/2021*	810,000	812,663
Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.06% due 05/25/2023*	810,000	814,258
Martin Marietta Materials, Inc. Senior Notes 2.82% due 12/20/2019	720,000	721,855
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,500,000	1,573,144
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,720,000	3,674,143
Mosaic Co. Senior Notes 3.25% due 11/15/2022	486,000	473,172
Motorola Solutions, Inc. Senior Notes 4.60% due 02/23/2028	1,940,000	1,913,578
MPLX LP Senior Notes 4.50% due 04/15/2038	2,330,000	2,213,425
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	500,000	481,865
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	927,000	894,142
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	660,000	647,277
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	345,000	332,947
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	500,000	506,775
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	500,000	493,158
Norfolk Southern Corp. Senior Notes 3.15% due 06/01/2027	750,000	712,859
Nucor Corp. Senior Notes 4.40% due 05/01/2048	1,465,000	1,464,061
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	490,000	481,370

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	$480,000	$459,522
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	568,364
PNC Bank NA Senior Notes 3.10% due 10/25/2027	790,000	746,108
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,500,000	1,459,077
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,500,000	1,445,343
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	497,232
Roper Technologies, Inc. Senior Notes 2.80% due 12/15/2021	700,000	684,522
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,250,000	2,204,889
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	340,000	364,488
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	975,401
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,145,000	1,050,816
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	2,415,000	2,301,874
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,285,000	1,248,217
Synchrony Financial Senior Notes 3.95% due 12/01/2027	800,000	726,009
Target Corp. Senior Notes 3.63% due 04/15/2046	70,000	63,675
Target Corp. Senior Notes 3.90% due 11/15/2047	820,000	782,412
Texas Instruments, Inc. Senior Notes 4.15% due 05/15/2048	520,000	533,993
The Dow Chemical Co. Senior Notes 9.40% due 05/15/2039	363,000	554,995
Union Pacific Corp. Senior Notes 4.50% due 09/10/2048	375,000	391,691
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	750,000	718,618
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026	194,000	175,423

371

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	$341,000	$330,484
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	3,365,000	3,216,947
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	1,010,000	966,341
Williams Partners LP Senior Notes 4.00% due 09/15/2025	2,120,000	2,099,472
Williams Partners LP Senior Notes 4.85% due 03/01/2048	345,000	338,923

Total U.S. Corporate Bonds & Notes (cost $146,941,027)		143,320,026

U.S. GOVERNMENT TREASURIES — 3.1%
United States — 3.1%
United States Treasury Notes
0.63% due 01/15/2026 TIPS(4)	18,415,950	18,128,564
2.75% due 06/30/2025	325,000	321,420
2.88% due 05/15/2028	720,000	714,487

Total U.S. Government Treasuries (cost $19,391,046)		19,164,471

COMMON STOCKS — 19.9%
Australia — 0.3%
AGL Energy, Ltd.	7,069	115,597
BHP Billiton, Ltd.	2,685	70,258
carsales.com, Ltd.	9,634	99,677
Computershare, Ltd.	7,977	107,680
Perseus Mining, Ltd.†	58,058	17,309
Platinum Asset Management, Ltd.	9,303	37,930
Rio Tinto, Ltd.	6,685	402,863
Santos, Ltd.†	37,985	179,725
Telstra Corp., Ltd.	108,162	228,154
Woodside Petroleum, Ltd.	21,363	572,822

		1,832,015

Austria — 0.0%
OMV AG	2,620	148,117

Belgium — 0.0%
Ageas	1,589	85,166
AGFA Gevaert NV†	5,659	27,029
Euronav NV	5,946	50,240

		162,435

Bermuda — 0.2%
Athene Holding, Ltd., Class A†	4,800	220,176
Axis Capital Holdings, Ltd.	700	39,592
Essent Group, Ltd.†	5,700	218,880
Everest Re Group, Ltd.	739	161,361
Invesco, Ltd.	19,500	526,305
Third Point Reinsurance, Ltd.†	4,600	57,960

		1,224,274

Brazil — 0.0%
AMBEV SA	13,000	67,229
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,500	50,250
Cielo SA	25,800	98,641

Security Description	Shares	Value (Note 2)
Brazil (continued)
Multiplus SA	1,900	$14,022

		230,142

Canada — 0.6%
Barrick Gold Corp.	4,601	51,568
BCE, Inc.	5,000	212,476
Bonavista Energy Corp.	49,200	59,001
Canadian National Railway Co.	5,000	446,324
Canadian Natural Resources, Ltd.	6,300	231,495
Cenovus Energy, Inc.	7,900	79,252
Centerra Gold, Inc.†	14,700	66,785
CGI Group, Inc., Class A†	5,222	337,121
CI Financial Corp.	19,900	347,717
Eldorado Gold Corp.†	9,100	9,934
Genworth MI Canada, Inc.	4,879	171,741
Goldcorp, Inc.	5,200	64,998
Husky Energy, Inc.	4,300	73,118
Imperial Oil, Ltd.	16,100	551,374
Linamar Corp.	1,400	63,981
Magna International, Inc.	2,700	164,468
Medical Facilities Corp.	3,000	33,670
Norbord, Inc.	3,400	122,320
Precision Drilling Corp.†	27,900	101,018
ShawCor, Ltd.	1,900	38,705
Surge Energy, Inc.	31,400	59,138
Tahoe Resources, Inc.	11,516	51,700
Teck Resources, Ltd., Class B	3,345	87,247
Tourmaline Oil Corp.	2,400	47,415
Transcontinental, Inc., Class A	8,500	202,102
West Fraser Timber Co., Ltd.	1,700	105,593
Westshore Terminals Investment Corp.	3,800	70,926
Yamana Gold, Inc.	27,500	87,731

		3,938,918

Cayman Islands — 0.1%
AAC Technologies Holdings, Inc.	2,500	32,030
CK Asset Holdings, Ltd.	43,000	328,915
Wharf Real Estate Investment Co., Ltd.	16,000	116,701
Xinyi Glass Holdings, Ltd.	40,000	47,230

		524,876

Chile — 0.0%
Enel Americas SA ADR	10,696	93,804
Sociedad Quimica y Minera de Chile SA ADR	1,100	53,097

		146,901

China — 0.1%
Bank of China, Ltd.	209,000	97,964
China Construction Bank Corp.	105,000	95,080
China Petroleum & Chemical Corp.	48,000	46,098

		239,142

Curacao — 0.0%
Schlumberger, Ltd.	2,400	162,048

Denmark — 0.2%
Novo Nordisk A/S, Class B	10,871	540,965
Novozymes A/S, Class B	1,927	101,335
Pandora A/S	2,050	145,831
Spar Nord Bank A/S	3,105	33,473
William Demant Holding A/S†	2,142	102,377

		923,981

372

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finland — 0.1%
Nokian Renkaat Oyj	4,648	$201,687
UPM-Kymmene Oyj	6,628	235,304

		436,991

France — 0.7%
AXA SA	4,763	120,243
BNP Paribas SA	6,624	430,936
Dassault Systemes SE	1,518	226,732
Gaztransport Et Technigaz SA	1,674	109,701
LVMH Moet Hennessy Louis Vuitton SE	243	84,919
Metropole Television SA	5,607	120,812
Publicis Groupe SA	7,985	510,454
Sanofi	7,164	622,586
Schneider Electric SE	8,040	646,784
Societe BIC SA	2,263	216,304
Societe Generale SA	5,692	253,550
TOTAL SA	12,075	787,863

		4,130,884

Germany — 0.4%
BASF SE	7,810	750,168
Continental AG	758	174,622
Covestro AG*	4,368	419,204
Deutsche Bank AG	5,765	75,436
ProSiebenSat.1 Media SE	5,375	145,388
SAP SE	5,020	587,080
Schaeffler AG (Preference Shares)	19,307	264,680
Wirecard AG	1,032	192,765

		2,609,343

Guernsey — 0.1%
Amdocs, Ltd.	3,973	268,495

Hong Kong — 0.1%
China Mobile, Ltd.	9,500	85,918
CLP Holdings, Ltd.	15,500	177,195
Dah Sing Financial Holdings, Ltd.	3,200	20,284
Guangdong Investment, Ltd.	56,000	96,452

		379,849

India — 0.0%
Infosys, Ltd. ADR	8,900	179,602

Indonesia — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	372,300	91,967
United Tractors Tbk PT	22,100	54,161

		146,128

Ireland — 0.1%
Accenture PLC, Class A	500	79,665
Allegion PLC	3,600	293,544
Eaton Corp. PLC	4,600	382,582

		755,791

Isle of Man — 0.0%
Playtech PLC	6,748	47,698

Israel — 0.1%
Bank Hapoalim B.M.	11,222	79,330
Bank Leumi Le-Israel B.M.	35,821	224,436
Check Point Software Technologies, Ltd.†	1,300	146,471
Ituran Location and Control, Ltd.	1,900	64,695

Security Description	Shares	Value (Note 2)
Israel (continued)
Phoenix Holdings Ltd.†	312	$1,667
Teva Pharmaceutical Industries, Ltd. ADR	3,700	88,578

		605,177

Italy — 0.2%
ASTM SpA	5,036	136,906
Enel SpA	30,274	168,526
Eni SpA	10,324	199,057
Mediobanca Banca di Credito Finanziario SpA	6,523	67,575
Moncler SpA	4,631	204,171
Recordati SpA	5,385	201,663
Societa Iniziative Autostradali e Servizi SpA	4,923	87,182
UniCredit SpA	11,572	204,577

		1,269,657

Japan — 1.5%
ABC-Mart, Inc.	3,300	178,713
Astellas Pharma, Inc.	38,700	630,273
Awa Bank, Ltd.	2,000	12,914
Bank of Kyoto, Ltd.	900	43,631
Bridgestone Corp.	5,200	204,931
Central Japan Railway Co.	2,500	520,407
Chiba Bank, Ltd.	16,000	114,072
Daicel Corp.	14,100	155,341
Daiwa House Industry Co., Ltd.	3,900	142,272
Daiwa Securities Group, Inc.	37,800	220,528
en-japan, Inc.†	2,100	99,555
Hachijuni Bank, Ltd.	14,000	61,706
Haseko Corp.	5,300	70,334
Hoya Corp.	4,500	271,235
Inpex Corp.	15,700	172,391
Isuzu Motors, Ltd.	5,600	75,739
ITOCHU Corp.	13,000	230,768
Iyo Bank, Ltd.	8,500	58,699
Japan Petroleum Exploration Co., Ltd.	2,400	56,898
Japan Post Bank Co., Ltd.	10,500	126,049
JXTG Holdings, Inc.	13,300	97,745
Kajima Corp.	21,000	163,893
Kakaku.com, Inc.	1,800	37,951
Kaken Pharmaceutical Co., Ltd.	1,400	72,577
KDDI Corp.	20,000	557,654
KOMEDA Holdings Co., Ltd.	1,200	23,042
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	21,253
Lintec Corp.	800	23,503
Maeda Road Construction Co., Ltd.	3,500	67,685
Mazda Motor Corp.	5,300	65,979
Mitsubishi Chemical Holdings Corp.	20,200	176,387
Mitsubishi Gas Chemical Co., Inc.	1,500	33,508
Mitsubishi UFJ Financial Group, Inc.	9,500	58,413
Mitsui Sugar Co., Ltd.	2,700	81,908
Mixi, Inc.	3,500	92,157
Nikon Corp.	7,700	130,068
Nippon Telegraph & Telephone Corp.	13,000	601,598
Nitto Denko Corp.	4,100	297,269
Nomura Holdings, Inc.	32,600	154,602
NTT DOCOMO, Inc.	23,000	591,884
Sakai Moving Service Co., Ltd.	400	21,212
Seven Bank, Ltd.	36,800	111,456

373

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Shin-Etsu Chemical Co., Ltd.	2,700	$272,727
Shinsei Bank, Ltd.	4,600	72,478
Shizuoka Bank, Ltd.	12,700	117,213
Stanley Electric Co., Ltd.	4,500	157,918
Subaru Corp.	6,300	183,743
Sumitomo Chemical Co., Ltd.	13,000	74,801
Sumitomo Mitsui Financial Group, Inc.	1,100	43,655
Sumitomo Seika Chemicals Co., Ltd	400	19,977
Suzuki Motor Corp.	1,800	105,779
Taiheiyo Cement Corp.	800	25,185
Taisei Corp.	2,900	161,396
Teikoku Piston Ring Co., Ltd.	2,100	53,338
Toagosei Co., Ltd.	4,400	51,537
Tocalo Co., Ltd.†	1,000	11,412
Tosoh Corp.	3,700	60,343
Toyo Ink SC Holdings Co., Ltd.	800	21,894
Toyota Boshoku Corp.	5,600	103,660
TS Tech Co., Ltd.	1,100	45,304
Ube Industries, Ltd.	2,600	69,791
Ulvac Inc†	1,700	66,628
Unicharm Corp.	9,500	289,682
Unipres Corp.†	2,000	40,593
USS Co., Ltd.	4,400	83,457
Wakita & Co., Ltd.	7,800	93,974
Yamato Kogyo Co., Ltd.	300	9,350
Yuasa Trading Co., Ltd.	600	19,580
Zeon Corp.	11,300	128,006

		9,311,621

Jersey — 0.1%
Centamin PLC	38,089	59,476
Delphi Technologies PLC	2,600	117,442
WPP PLC	16,296	255,142

		432,060

Luxembourg — 0.0%
APERAM SA	541	25,597
RTL Group SA	1,400	104,356
Subsea 7 SA	4,888	70,903

		200,856

Malaysia — 0.0%
Petronas Chemicals Group Bhd	41,700	91,650

Marshall Islands — 0.0%
International Seaways, Inc.†	3,400	74,018

Mexico — 0.0%
Gentera SAB de CV	41,100	44,369
Grupo Aeroportuario del Centro Norte SAB de CV	21,500	130,711

		175,080

Netherlands — 0.2%
Koninklijke Vopak NV	1,606	75,621
Mylan NV†	4,400	164,164
NN Group NV	4,244	187,139
RELX NV	20,588	447,013
Unilever NV CVA	10,174	585,155

		1,459,092

Security Description	Shares	Value (Note 2)
Norway — 0.1%
Salmar ASA	2,626	$134,116
Telenor ASA	5,521	107,961
TGS NOPEC Geophysical Co. ASA	2,134	81,608

		323,685

Poland — 0.0%
Polski Koncern Naftowy Orlen SA	1,382	35,093

Portugal — 0.1%
Galp Energia SGPS SA	22,164	455,831

Russia — 0.0%
Novatek PJSC GDR	416	66,186
Tatneft PJSC ADR	1,034	71,759

		137,945

Singapore — 0.1%
Jardine Cycle & Carriage, Ltd.	2,300	56,914
Singapore Exchange, Ltd.	10,100	55,314
Singapore Telecommunications, Ltd.	221,700	522,952

		635,180

South Africa — 0.1%
Absa Group, Ltd.	14,086	184,170
MMI Holdings, Ltd.	23,718	30,711
Tiger Brands, Ltd.	5,325	141,531
Truworths International, Ltd.	12,741	79,571
Vodacom Group, Ltd.	10,568	112,649

		548,632

South Korea — 0.1%
Hankook Tire Co., Ltd.	1,687	67,144
Samsung Electronics Co., Ltd.	3,676	152,503
SK Hynix, Inc.	1,350	104,133
SK Innovation Co., Ltd.	537	95,420
SK Telecom Co., Ltd.	1,048	234,321

		653,521

Spain — 0.3%
Aena SME SA*	1,685	305,845
Bolsas y Mercados Espanoles	5,377	173,118
Mapfre SA	32,093	100,759
Mediaset Espana Comunicacion SA	18,016	141,766
Red Electrica Corp. SA	12,273	260,257
Repsol SA	14,995	297,611
Zardoya Otis SA	21,558	206,126

		1,485,482

Sweden — 0.2%
Assa Abloy AB, Class B	4,456	88,322
Atlas Copco AB, Class A	11,450	328,658
Epiroc AB, Class A†	11,450	137,094
SKF AB, Class B	22,253	457,027
Tethys Oil AB	4,264	52,897

		1,063,998

Switzerland — 1.0%
Flughafen Zurich AG	1,403	294,016
Garmin, Ltd.	5,300	330,985
Nestle SA	14,774	1,203,890
Novartis AG	13,501	1,133,288
Roche Holding AG	4,375	1,073,657
Sonova Holding AG	1,055	194,685
Swiss Re AG	1,489	136,578
Swisscom AG	611	287,070

374

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Switzerland (continued)
TE Connectivity, Ltd.	6,200	$580,134
UBS Group AG	34,548	569,062
Zurich Insurance Group AG	1,032	317,429

		6,120,794

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,500	185,445

Turkey — 0.0%
Enka Insaat ve Sanayi AS	56,248	55,813
Eregli Demir ve Celik Fabrikalari TAS	13,630	30,664

		86,477

United Kingdom — 1.5%
Acacia Mining PLC†	28,833	46,256
Anglo American PLC	5,748	131,089
Ashmore Group PLC	28,367	135,601
Barclays PLC	118,416	301,116
Barratt Developments PLC	9,558	66,936
Berkeley Group Holdings PLC	2,625	128,522
BHP Billiton PLC	13,821	319,271
British American Tobacco PLC	14,414	794,304
Burberry Group PLC	5,697	157,437
Close Brothers Group PLC	7,980	166,148
Diageo PLC	5,342	196,313
Dialog Semiconductor PLC†	4,119	71,418
EMIS Group PLC	3,080	36,845
Ferrexpo PLC	11,963	30,552
GlaxoSmithKline PLC	40,615	842,757
Halma PLC	7,229	133,565
HSBC Holdings PLC	18,611	178,233
IG Group Holdings PLC	13,669	165,039
IMI PLC	14,992	244,031
Imperial Brands PLC	7,324	280,670
Intertek Group PLC	2,710	209,297
Legal & General Group PLC	180,809	622,681
Meggitt PLC	11,051	82,641
Next PLC	2,041	158,918
Noble Corp. PLC†	11,100	64,824
Persimmon PLC	3,349	109,004
Prudential PLC	5,449	128,905
Rio Tinto PLC	12,867	710,742
Rowan Cos. PLC, Class A†	6,500	94,120
Royal Bank of Scotland Group PLC†	89,632	300,076
Royal Dutch Shell PLC, Class A (TRQX)	8,991	308,460
Royal Dutch Shell PLC, Class A	1,745	59,729
Royal Dutch Shell PLC, Class B	6,623	231,798
Royal Mail PLC	11,032	67,964
Sage Group PLC	8,909	72,734
Smith & Nephew PLC	8,433	146,167
Smiths Group PLC	7,938	168,064
Spectris PLC	7,408	225,022
Standard Chartered PLC	25,853	233,116
Tullow Oil PLC†	24,992	74,273
Unilever PLC	9,306	531,779
Victrex PLC	6,277	259,586

		9,286,003

Security Description	Shares	Value (Note 2)
United States — 11.3%
3M Co.	3,200	$679,424
AbbVie, Inc.	10,200	940,746
Adobe Systems, Inc.†	660	161,489
Affiliated Managers Group, Inc.	2,900	464,029
Aflac, Inc.	14,700	684,138
Air Products & Chemicals, Inc.	1,100	180,587
Allison Transmission Holdings, Inc.	3,644	171,268
Alphabet, Inc., Class A†	1,050	1,288,581
Alphabet, Inc., Class C†	1,050	1,278,123
Altria Group, Inc.	12,300	721,764
Amazon.com, Inc.†	950	1,688,568
AMC Networks, Inc., Class A†	2,100	126,609
American Express Co.	3,500	348,320
American National Insurance Co.	323	41,664
Amgen, Inc.	4,700	923,785
Amphenol Corp., Class A	1,700	158,967
ANSYS, Inc.†	800	135,104
Apple, Inc.	15,000	2,854,350
Applied Materials, Inc.	3,800	184,794
Argonaut Gold, Inc.†	10,300	17,419
AT&T, Inc.	13,793	440,962
Automatic Data Processing, Inc.	2,200	296,978
AutoZone, Inc.†	200	141,106
Bank of America Corp.	42,800	1,321,664
Bed Bath & Beyond, Inc.	3,900	73,047
Berkshire Hathaway, Inc., Class B†	900	178,083
Biogen, Inc.†	1,600	534,992
Booking Holdings, Inc.†	100	202,872
BorgWarner, Inc.	4,300	197,886
Brady Corp., Class A	1,400	53,550
Brinker International, Inc.	800	37,736
Bristol-Myers Squibb Co.	14,800	869,500
Buckle, Inc.	4,400	105,820
Campbell Soup Co.	2,500	102,250
Capital One Financial Corp.	2,100	198,072
CARBO Ceramics, Inc.†	4,500	41,985
CBL & Associates Properties, Inc.	12,300	67,035
Celanese Corp., Series A	2,888	341,102
Cerner Corp.†	2,400	148,992
Chevron Corp.	7,900	997,533
Cigna Corp.	3,500	627,970
Cisco Systems, Inc.	23,400	989,586
Citigroup, Inc.	5,800	416,962
Clorox Co.	1,642	221,949
Coca-Cola Co.	6,100	284,443
Cognizant Technology Solutions Corp., Class A	4,800	391,200
Colgate-Palmolive Co.	6,400	428,864
Comcast Corp., Class A	16,900	604,682
Contango Oil & Gas Co.†	1,700	9,537
Cummins, Inc.	3,300	471,273
CVS Health Corp.	5,600	363,216
Deluxe Corp.	3,000	176,790
Diamond Offshore Drilling, Inc.†	4,900	94,080
Discover Financial Services	4,600	328,486
Discovery, Inc., Class A†	4,000	106,320
Dover Corp.	1,200	99,576
Dril-Quip, Inc.†	1,400	72,170
Dun & Bradstreet Corp.	2,500	314,725
eBay, Inc.†	15,500	518,475
Eli Lilly & Co.	7,800	770,718
Energizer Holdings, Inc.	1,400	89,152

375

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Ennis, Inc.	1,000	$21,750
Express Scripts Holding Co.†	3,900	309,894
Exxon Mobil Corp.	18,300	1,491,633
F5 Networks, Inc.†	900	154,242
Facebook, Inc., Class A†	7,000	1,208,060
FactSet Research Systems, Inc.	1,100	221,496
Fair Isaac Corp.†	300	60,438
Federated Investors, Inc., Class B	6,037	146,095
Fifth Third Bancorp	8,600	254,474
Fiserv, Inc.†	3,700	279,276
FleetCor Technologies, Inc.†	700	151,900
Foot Locker, Inc.	1,100	53,691
Fortive Corp.	2,900	238,032
Franklin Resources, Inc.	15,800	542,256
GameStop Corp., Class A	5,300	76,373
Generac Holdings, Inc.†	1,400	75,250
General Dynamics Corp.	2,000	399,520
General Mills, Inc.	8,021	369,447
Gentex Corp.	11,287	261,859
Gilead Sciences, Inc.	7,300	568,159
Goldman Sachs Group, Inc.	2,900	688,547
Graco, Inc.	4,200	193,788
Gray Television, Inc.†	3,100	47,895
H&R Block, Inc.	5,900	148,444
Hasbro, Inc.	1,900	189,259
HCA Healthcare, Inc.	1,500	186,345
Hershey Co.	5,000	491,050
Hewlett Packard Enterprise Co.	5,500	84,920
Home Depot, Inc.	1,900	375,288
Honeywell International, Inc.	4,200	670,530
Host Hotels & Resorts, Inc.	10,000	209,400
HP, Inc.	11,800	272,344
IDEX Corp.	1,800	276,444
IDEXX Laboratories, Inc.†	500	122,465
Illinois Tool Works, Inc.	4,000	573,320
Intel Corp.	26,000	1,250,600
Intuit, Inc.	1,500	306,360
J.M. Smucker Co.	3,600	400,032
j2 Global, Inc.	1,900	161,196
Johnson & Johnson	11,500	1,523,980
JPMorgan Chase & Co.	11,900	1,367,905
Kellogg Co.	2,600	184,678
KeyCorp	13,700	285,919
Kimberly-Clark Corp.	5,200	592,072
KLA-Tencor Corp.	2,000	234,840
Lam Research Corp.	1,100	209,704
Las Vegas Sands Corp.	4,000	287,600
Lear Corp.	1,200	216,156
Leggett & Platt, Inc.	2,300	100,211
Lincoln National Corp.	3,800	258,780
Louisiana-Pacific Corp.	6,000	161,520
Lowe’s Cos., Inc.	3,000	298,020
Mastercard, Inc., Class A	3,400	673,200
McKesson Corp.	1,200	150,720
MEDNAX, Inc.†	3,300	141,207
Merck & Co., Inc.	16,400	1,080,268
Michaels Cos., Inc.†	1,900	38,779
Microchip Technology, Inc.	3,000	280,290
Micron Technology, Inc.†	4,300	226,997
Microsoft Corp.	22,800	2,418,624
MKS Instruments, Inc.	1,400	132,020
Mosaic Co.	4,700	141,517

Security Description	Shares	Value (Note 2)
United States (continued)
MSC Industrial Direct Co., Inc., Class A	1,200	$101,556
National Western Life Group, Inc., Class A	200	64,800
Natural Health Trends Corp.	900	21,483
NetApp, Inc.	4,300	333,336
NIKE, Inc., Class B	1,800	138,438
Norfolk Southern Corp.	3,200	540,800
NVIDIA Corp.	600	146,916
Omnicom Group, Inc.	6,400	440,512
Oracle Corp.	19,800	944,064
Packaging Corp. of America	5,300	598,370
Park Hotels & Resorts, Inc.	3,000	93,840
Parker-Hannifin Corp.	1,100	185,955
Paychex, Inc.	4,800	331,296
PepsiCo, Inc.	5,900	678,500
Pfizer, Inc.	31,700	1,265,781
Philip Morris International, Inc.	7,400	638,620
Principal Financial Group, Inc.	6,227	361,664
Procter & Gamble Co.	13,267	1,073,035
Raytheon Co.	1,400	277,242
ResMed, Inc.	2,200	232,716
Rockwell Automation, Inc.	1,700	318,852
Ross Stores, Inc.	1,360	118,905
Sally Beauty Holdings, Inc.†	5,843	96,351
Sanderson Farms, Inc.	1,000	100,830
Snap-on, Inc.	2,000	339,180
Stryker Corp.	1,400	228,550
Synchrony Financial	11,400	329,916
Texas Instruments, Inc.	4,600	512,072
Thor Industries, Inc.	2,700	256,095
TJX Cos., Inc.	1,100	106,986
Toro Co.	4,200	252,798
Total System Services, Inc.	1,200	109,848
Tupperware Brands Corp.	1,800	66,078
United Therapeutics Corp.†	300	36,873
UnitedHealth Group, Inc.	1,800	455,796
Unum Group	13,400	532,382
Valero Energy Corp.	800	94,680
Varian Medical Systems, Inc.†	3,300	380,985
Vectrus, Inc.†	224	7,036
Verisk Analytics, Inc.†	1,100	121,682
Verizon Communications, Inc.	17,600	908,864
Viacom, Inc., Class B	3,100	90,055
Visa, Inc., Class A	6,200	847,788
VMware, Inc., Class A†	2,700	390,393
Waddell & Reed Financial, Inc., Class A	2,900	60,059
Walgreens Boots Alliance, Inc.	5,500	371,910
Walt Disney Co.	9,100	1,033,396
Waters Corp.†	1,200	236,724
Wells Fargo & Co.	18,400	1,054,136
Western Digital Corp.	3,700	259,555
Whiting Petroleum Corp.†	2,300	114,195
Xerox Corp.	2,500	64,925
Xilinx, Inc.	2,400	172,968

		69,857,934

Total Common Stocks (cost $119,231,365)		122,982,861

376

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Canada — 0.2%
Bank of Nova Scotia 4.65% due 10/12/2022(5)	$430,000	$392,465
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	920,000	902,152

		1,294,617

Mexico — 0.2%
Grupo Bimbo SAB de CV 5.95% due 04/17/2023*(5)	1,140,000	1,157,100

Netherlands — 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(5)	1,230,000	1,313,640

United States — 1.1%
Enterprise Products Operating LLC Company Guar. Notes 5.38% due 02/15/2078	750,000	704,540
General Electric Co. Series D 5.00% due 01/21/2021(5)	715,000	703,639
M&T Bank Corp. Series F 5.13% due 11/01/2026(5)	617,000	613,915
MetLife, Inc. 6.40% due 12/15/2066	485,000	515,312
Progressive Corp. Series B 5.38% due 03/15/2023(5)	1,420,000	1,418,225
Prudential Financial, Inc. 4.50% due 09/15/2047	1,714,000	1,576,880
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048*	1,132,000	997,575

		6,530,086

Total Preferred Securities/Capital Securities (cost $10,688,266)		10,295,443

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 7.5%
Consumer Staples Select Sector SPDR Fund	323,422	$17,325,716
iShares Core S&P 500 ETF	103,028	29,185,772

Total Exchange-Traded Funds (cost $46,063,241)		46,511,488

OPTIONS – PURCHASED — 0.1%
Exchange-Trade Put Options –Purchased(8) (cost $870,686)	983	344,150

Total Long-Term Investment Securities (cost $380,084,501)		378,810,824

SHORT-TERM INVESTMENT SECURITIES — 36.5%
Registered Investment Companies — 36.5%
State Street Institutional Liquid Reserves Fund, Premier Class 2.08%(6) (cost $225,736,684)	$225,729,961	225,752,534

TOTAL INVESTMENTS (cost $605,821,185)(7)	97.8%	604,563,358
Other assets less liabilities	2.2	13,368,233

NET ASSETS	100.0%	$617,931,591

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $38,430,118 representing 6.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Principal amount of security is adjusted for inflation.
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	The rate shown is the 7-day yield as of July 31, 2018.
(7)	See Note 3 for cost of investments on a tax basis.

(8)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	August 2018	$2,310	323	$90,966,167	$275,777	$16,150	$(259,627)
S&P 500 Index	September 2018	2,355	370	104,202,730	327,006	122,100	(204,906)
S&P 500 Index	October 2018	2,385	290	81,672,410	267,902	205,900	(62,002)

					$870,685	$344,150	$(526,535)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

377

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
CVA	— Certification Van Aandelen (Dutch Cert.)
GDR	— Global Depositary Receipt
TIPS	— Treasury Inflation Protected Securities
TRQX	— Turquoise Stock Exchange
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3	ML — 3 month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
358	Long	Canada 10 Year Bonds	September 2018	$37,493,150	$37,089,334	$(403,816)
42	Long	S&P/Toronto Stock Exchange 60 Index	September 2018	6,147,210	6,322,358	175,148
225	Long	Euro Stoxx 50 Index	September 2018	8,997,458	9,275,918	278,460
127	Long	Topix Index	September 2018	20,142,536	19,884,381	(258,155)
74	Long	FTSE 100 Index	September 2018	7,366,156	7,476,277	110,121
789	Long	S&P 500 E-Mini Index	September 2018	109,988,227	111,134,595	1,146,368
71	Long	U.S. Treasury 5 Year Notes	September 2018	8,038,158	8,031,875	(6,283)
347	Long	U.S. Treasury 2 Year Notes	September 2018	73,434,862	73,347,125	(87,737)
80	Long	U.S. Treasury Long Bonds	September 2018	11,321,310	11,437,500	116,190
171	Long	MSCI Emerging Markets Index	September 2018	9,347,449	9,373,365	25,916
282	Long	XAE E-Mini S&P 500 Energy Sector Index	September 2018	21,482,752	21,883,200	400,448
196	Short	Euro-Bund	September 2018	37,158,895	37,032,938	125,957
230	Short	Long GILT	September 2018	37,094,021	37,035,423	58,598
134	Short	U.S. Treasury 10 Year Notes	September 2018	15,980,210	16,002,531	(22,321)

						$1,658,894

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	1,543,890	CHF	1,530,000	08/29/2018	$4,646	$—
	USD	361,490	SEK	3,200,000	08/29/2018	3,164	—

						7,810	—

Citibank N.A.	EUR	10,049,953	SEK	104,410,000	08/29/2018	123,230	—
	ILS	43,829,000	USD	12,095,831	08/29/2018	140,045	—
	USD	443,320	ZAR	5,876,700	08/02/2018	2,983	—
	USD	6,287,137	AUD	8,474,000	08/29/2018	9,545	—
	USD	7,672,489	GBP	5,852,000	08/29/2018	16,927	—
	ZAR	5,876,700	USD	427,092	08/02/2018	—	(19,212)
	ZAR	5,876,700	USD	440,967	09/12/2018	—	(2,994)

						292,730	(22,206)

Goldman Sachs International	USD	24,787,431	JPY	2,762,346,000	08/29/2018	—	(39,822)

Morgan Stanley and Co. International PLC	USD	34,040,459	EUR	28,984,000	08/29/2018	—	(82,114)
	USD	3,085,961	ZAR	40,710,000	08/29/2018	—	(4,940)
	USD	3,067,914	BRL	11,474,000	09/05/2018	—	(22,764)

						—	(109,818)

378

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (continued)

Open Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank and Trust Co. Hong Kong	IDR	3,315,587,170	USD	230,095	08/01/2018	$165	$—

State Street Bank London	CHF	270,723	USD	273,497	08/03/2018	80	—

UBS AG London	CAD	9,570,000	USD	7,295,019	08/29/2018	—	(65,154)
	KRW	13,544,000,000	USD	11,967,369	08/29/2018	—	(192,300)
	USD	3,087,765	INR	212,500,000	08/29/2018	5,047	—
	USD	3,080,160	MXN	57,380,000	08/29/2018	—	(15,054)

						5,047	(272,508)

Net Unrealized Appreciation/(Depreciation)						$305,832	$(444,354)

AUD	— Australian Dollar	GBP	— British Pound Sterling	KRW	— South Korean Won
BRL	— Brazilian Real	IDR	— Indonesian Rupiah	MXN	— Mexican Peso
CAD	— Canadian Dollar	ILS	— Israeli Sheqel	SEK	— Swedish Krona
CHF	— Swiss Franc	INR	— Indian Rupee	USD	— United States Dollar
EUR	— Euro Dollar	JPY	— Japanese Yen	ZAR	— South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	—	8,125,820		$—	$8,125,820
Foreign Corporate Bonds & Notes	—	28,066,565		—	28,066,565
U.S. Corporate Bonds & Notes	—	143,320,026		—	143,320,026
U.S. Government Treasuries	—	19,164,471		—	19,164,471
Common Stocks	$79,234,964	$43,747,897	**	—	122,982,861
Preferred Securities/Capital Securities	—	10,295,443		—	10,295,443
Exchange-Traded Funds	46,511,488	—		—	46,511,488
Options-Purchased	344,150	—		—	344,150
Short-Term Investment Securities	225,752,534	—		—	225,752,534

Total Investments at Value	$351,843,136	$252,720,222		$—	$604,563,358

Other Financial Instruments:†
Futures Contracts	$1,873,477	$563,729	**	$—	$2,437,206
Forward Foreign Currency Contracts	—	305,832		—	305,832

Total Other Financial Instruments	$1,873,477	$869,561		$—	$2,743,038

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$520,157	$258,155	**	$—	$778,312
Forward Foreign Currency Contracts	—	444,354		—	444,354

Total Other Financial Instruments	$520,157	$702,509		$—	$1,222,666

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity/index futures securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $36,020,283 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

379

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Repurchase Agreements	19.6%
Banks-Commercial	7.0
Real Estate Investment Trusts	5.5
Exchange-Traded Funds	4.5
Medical-Biomedical/Gene	3.7
Medical-Drugs	1.8
Oil Companies-Exploration & Production	1.4
Medical Products	1.4
Savings & Loans/Thrifts	1.2
Retail-Restaurants	1.1
Electric-Integrated	1.1
Enterprise Software/Service	1.1
Insurance-Property/Casualty	1.0
Computer Services	1.0
U.S. Government Treasuries	1.0
Chemicals-Specialty	1.0
Oil-Field Services	0.9
Human Resources	0.8
E-Commerce/Services	0.8
Building & Construction Products-Misc.	0.8
Gas-Distribution	0.7
Retail-Apparel/Shoe	0.7
Medical Instruments	0.7
Electronic Components-Semiconductors	0.7
Applications Software	0.7
Semiconductor Equipment	0.7
Investment Management/Advisor Services	0.6
Diversified Manufacturing Operations	0.6
Computer Software	0.6
Electronic Components-Misc.	0.6
Auto/Truck Parts & Equipment-Original	0.6
Aerospace/Defense-Equipment	0.6
Distribution/Wholesale	0.6
Insurance-Life/Health	0.5
Commercial Services	0.5
Building-Residential/Commercial	0.5
Television	0.4
Food-Misc./Diversified	0.4
Metal Processors & Fabrication	0.4
Machinery-General Industrial	0.4
Computers-Integrated Systems	0.4
Footwear & Related Apparel	0.4
Retail-Misc./Diversified	0.4
Medical Information Systems	0.4
Building & Construction-Misc.	0.4
Financial Guarantee Insurance	0.4
Telecom Equipment-Fiber Optics	0.4
Finance-Investment Banker/Broker	0.4
Semiconductor Components-Integrated Circuits	0.4
Commercial Services-Finance	0.4
Rental Auto/Equipment	0.4
Building-Heavy Construction	0.4
Therapeutics	0.3
Transport-Truck	0.3
Transport-Marine	0.3
Insurance-Multi-line	0.3
Airlines	0.3
Data Processing/Management	0.3
Medical Labs & Testing Services	0.3
Food-Wholesale/Distribution	0.3
Schools	0.3

E-Commerce/Products	0.3%
Coal	0.3
Oil Refining & Marketing	0.3
Medical-Hospitals	0.3
Finance-Mortgage Loan/Banker	0.3
Office Furnishings-Original	0.3
Printing-Commercial	0.3
Electronic Measurement Instruments	0.3
Consulting Services	0.3
Water	0.3
Chemicals-Diversified	0.3
Energy-Alternate Sources	0.3
Finance-Consumer Loans	0.3
Diagnostic Equipment	0.3
Wireless Equipment	0.3
Instruments-Controls	0.3
Steel-Producers	0.3
Medical-Generic Drugs	0.3
Telecommunication Equipment	0.3
Insurance-Reinsurance	0.3
Engineering/R&D Services	0.2
Racetracks	0.2
Retail-Automobile	0.2
Rubber/Plastic Products	0.2
Aerospace/Defense	0.2
Retail-Building Products	0.2
Miscellaneous Manufacturing	0.2
Consumer Products-Misc.	0.2
Telecom Services	0.2
Power Converter/Supply Equipment	0.2
Medical-Outpatient/Home Medical	0.2
Building Products-Doors & Windows	0.2
Machinery-Pumps	0.2
Hotels/Motels	0.2
Computer Data Security	0.2
Diagnostic Kits	0.2
Electronic Parts Distribution	0.2
Oil & Gas Drilling	0.2
Computers-Other	0.2
Real Estate Management/Services	0.2
Retail-Discount	0.2
Casino Services	0.2
Veterinary Diagnostics	0.2
Networking Products	0.2
Transport-Equipment & Leasing	0.2
Chemicals-Plastics	0.2
Retail-Home Furnishings	0.2
Recreational Centers	0.2
Internet Content-Information/News	0.2
Non-Hazardous Waste Disposal	0.2
Firearms & Ammunition	0.2
Publishing-Newspapers	0.2
Web Hosting/Design	0.2
Gambling (Non-Hotel)	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Building Products-Light Fixtures	0.2
Machine Tools & Related Products	0.2
Health Care Cost Containment	0.2
Paper & Related Products	0.2
Transport-Services	0.2
Oil Field Machinery & Equipment	0.2

380

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Drug Delivery Systems	0.1%
Cosmetics & Toiletries	0.1
Wire & Cable Products	0.1
Cellular Telecom	0.1
Tobacco	0.1
Recreational Vehicles	0.1
Containers-Paper/Plastic	0.1
Retail-Jewelry	0.1
Retail-Pawn Shops	0.1
Precious Metals	0.1
Independent Power Producers	0.1
Security Services	0.1
Medical-HMO	0.1
Building Products-Wood	0.1
Casino Hotels	0.1
Resorts/Theme Parks	0.1
Real Estate Operations & Development	0.1
Steel-Specialty	0.1
Batteries/Battery Systems	0.1
Environmental Consulting & Engineering	0.1
Transactional Software	0.1
Athletic Equipment	0.1
Internet Connectivity Services	0.1
Building-Mobile Home/Manufactured Housing	0.1
Metal-Iron	0.1
Steel Pipe & Tube	0.1
Communications Software	0.1
Disposable Medical Products	0.1
Lasers-System/Components	0.1
Auto-Heavy Duty Trucks	0.1
Satellite Telecom	0.1
Transport-Air Freight	0.1
Food-Confectionery	0.1
Linen Supply & Related Items	0.1
Finance-Other Services	0.1
Audio/Video Products	0.1
Medical-Nursing Homes	0.1
Telephone-Integrated	0.1
Pipelines	0.1
Advanced Materials	0.1
Golf	0.1
Private Equity	0.1
Brewery	0.1
Banks-Super Regional	0.1
Storage/Warehousing	0.1
Retail-Bedding	0.1
Electric Products-Misc.	0.1
Beverages-Non-alcoholic	0.1
Food-Retail	0.1
Metal-Aluminum	0.1
Home Furnishings	0.1
Metal Products-Distribution	0.1
Internet Security	0.1
Machinery-Electrical	0.1
Quarrying	0.1
Appliances	0.1
Water Treatment Systems	0.1
Diversified Minerals	0.1
Internet Content-Entertainment	0.1
Agricultural Operations	0.1
Auto Repair Centers	0.1

Publishing-Periodicals	0.1%
Retail-Drug Store	0.1
Multimedia	0.1
Building-Maintenance & Services	0.1
Poultry	0.1
Circuit Boards	0.1
X-Ray Equipment	0.1
Retirement/Aged Care	0.1
Vitamins & Nutrition Products	0.1
Housewares	0.1
Funeral Services & Related Items	0.1
Dental Supplies & Equipment	0.1
Building Products-Cement	0.1
Auction Houses/Art Dealers	0.1
Machinery-Farming	0.1
Retail-Petroleum Products	0.1
E-Marketing/Info	0.1
Hazardous Waste Disposal	0.1
Publishing-Books	0.1
Electronic Security Devices	0.1
Internet Telephone	0.1
Machinery-Construction & Mining	0.1
Computers-Periphery Equipment	0.1
Identification Systems	0.1
Retail-Pet Food & Supplies	0.1
Theaters	0.1
Non-Ferrous Metals	0.1
Apparel Manufacturers	0.1
Containers-Metal/Glass	0.1
Office Automation & Equipment	0.1
Banks-Mortgage	0.1
Motion Pictures & Services	0.1
Broadcast Services/Program	0.1
Banks-Fiduciary	0.1
Building Products-Air & Heating	0.1
Metal Products-Fasteners	0.1
Pharmacy Services	0.1
Educational Software	0.1

99.8%

*	Calculated as a percentage of net assets

381

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 74.7%
Advanced Materials — 0.1%
Haynes International, Inc.	925	$39,275
Rogers Corp.†	1,368	159,468

		198,743

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	4,329	22,078
Telaria, Inc.†	3,271	12,201

		34,279

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	376	7,505
Clear Channel Outdoor Holdings, Inc., Class A	2,762	12,291

		19,796

Advertising Services — 0.0%
Forrester Research, Inc.	764	35,335

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	1,580	116,304
Cubic Corp.	1,887	128,505
Esterline Technologies Corp.†	1,950	166,335
Kratos Defense & Security Solutions, Inc.†	6,565	84,820
National Presto Industries, Inc.	370	46,120

		542,084

Aerospace/Defense-Equipment — 0.6%
AAR Corp.	2,422	114,827
Aerojet Rocketdyne Holdings, Inc.†	5,208	175,509
Astronics Corp.†	1,576	64,632
Ducommun, Inc.†	793	26,431
Kaman Corp.	2,058	136,281
KLX, Inc.†	3,747	273,718
Moog, Inc., Class A	2,392	179,424
MSA Safety, Inc.	2,541	256,336
Triumph Group, Inc.	3,633	75,748

		1,302,906

Agricultural Biotech — 0.0%
Calyxt, Inc.†	384	6,743
Marrone Bio Innovations, Inc.†	4,065	8,252

		14,995

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	7,118	30,394

Agricultural Operations — 0.1%
Alico, Inc.	245	7,840
Andersons, Inc.	2,028	71,487
Cadiz, Inc.†	1,614	21,628
Limoneira Co.	911	24,834
Tejon Ranch Co.†	1,568	36,691

		162,480

Airlines — 0.3%
Allegiant Travel Co.	961	118,780
Hawaiian Holdings, Inc.	3,757	150,656
SkyWest, Inc.	3,797	227,440
Spirit Airlines, Inc.†	5,115	222,195

		719,071

Apparel Manufacturers — 0.1%
Oxford Industries, Inc.	1,248	114,966

Security Description	Shares	Value (Note 2)
Apparel Manufacturers (continued)
Superior Uniform Group, Inc.	668	$14,001

		128,967

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	480	12,192
iRobot Corp.†	2,018	159,926

		172,118

Applications Software — 0.7%
Appfolio, Inc., Class A†	1,100	79,420
Brightcove, Inc.†	2,607	22,290
Ebix, Inc.	1,794	142,354
Five9, Inc.†	4,229	134,905
HubSpot, Inc.†	2,702	335,318
Immersion Corp.†	2,260	31,730
MINDBODY, Inc., Class A†	3,201	119,557
New Relic, Inc.†	3,304	322,801
Park City Group, Inc.†	992	8,184
PDF Solutions, Inc.†	2,063	21,662
Progress Software Corp.	3,376	124,203
Rapid7, Inc.†	2,686	74,698
Telenav, Inc.†	2,308	12,463
Upland Software, Inc.†	1,172	36,707

		1,466,292

Athletic Equipment — 0.1%
Clarus Corp.†	1,579	14,211
Fox Factory Holding Corp.†	2,689	133,643
Nautilus, Inc.†	2,227	31,735
Vista Outdoor, Inc.†	4,254	69,085

		248,674

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	2,778	147,540

Audio/Video Products — 0.1%
Daktronics, Inc.	2,679	23,013
Roku, Inc.†	3,230	146,706
Universal Electronics, Inc.†	1,025	35,824

		205,543

Auto Repair Centers — 0.1%
Monro, Inc.	2,373	160,059

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	1,086	24,489
Navistar International Corp.†	3,667	157,938
REV Group, Inc.	2,233	38,341

		220,768

Auto-Truck Trailers — 0.0%
Wabash National Corp.	4,276	84,665

Auto/Truck Parts & Equipment-Original — 0.6%
Altra Industrial Motion Corp.	2,157	94,692
American Axle & Manufacturing Holdings, Inc.†	8,306	138,876
Cooper-Standard Holding, Inc.†	1,339	180,497
Dana, Inc.	10,901	232,736
Gentherm, Inc.†	2,739	124,077
Meritor, Inc.†	6,276	129,286
Miller Industries, Inc.	823	21,439
Modine Manufacturing Co.†	3,692	64,426
Spartan Motors, Inc.	2,542	37,495
Superior Industries International, Inc.	1,832	33,617

382

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Tenneco, Inc.	3,791	$174,765
Titan International, Inc.	3,744	39,649
Tower International, Inc.	1,478	47,739

		1,319,294

Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.†	2,253	15,794
Dorman Products, Inc.†	2,002	149,509
Douglas Dynamics, Inc.	1,655	81,261
Motorcar Parts of America, Inc.†	1,418	30,629
Standard Motor Products, Inc.	1,583	77,155

		354,348

B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,014	100,031

Banks-Commercial — 7.0%
1st Constitution Bancorp	547	12,171
1st Source Corp.	1,169	66,119
Access National Corp.	1,134	31,503
ACNB Corp.	509	17,459
Allegiance Bancshares, Inc.†	877	39,421
American National Bankshares, Inc.	615	24,784
Ameris Bancorp	2,972	138,495
Ames National Corp.	642	20,191
Arrow Financial Corp.	883	34,172
Atlantic Capital Bancshares, Inc.†	1,901	33,933
Auburn National Bancorporation, Inc.	176	8,534
BancFirst Corp.	1,343	83,400
Bancorp, Inc.†	3,756	36,471
BancorpSouth Bank	7,130	234,577
Bank of Commerce Holdings	1,156	14,450
Bank of Marin Bancorp	507	45,047
Bank of N.T. Butterfield & Son, Ltd.	4,069	201,253
Bank of Princeton†	431	14,615
Bankwell Financial Group, Inc.	460	14,950
Banner Corp.	2,389	150,435
Bar Harbor Bankshares	1,136	32,910
Baycom Corp.†	763	18,510
BCB Bancorp, Inc.	1,010	15,049
Blue Hills Bancorp, Inc.	1,714	37,537
Bridge Bancorp, Inc.	1,237	44,285
Bridgewater Bancshares, Inc.†	367	4,679
Bryn Mawr Bank Corp.	1,486	72,591
Business First Bancshares	708	18,302
Byline Bancorp, Inc.†	1,215	27,386
C&F Financial Corp.	247	15,438
Cadence BanCorp	4,450	121,173
Cambridge Bancorp	275	24,736
Camden National Corp.	1,147	52,877
Capital City Bank Group, Inc.	851	20,611
Capstar Financial Holdings, Inc.	579	10,364
Carolina Financial Corp.	1,459	60,913
Cass Information Systems, Inc.	891	60,009
Cathay General Bancorp, Class B	5,765	239,766
CB Financial Services, Inc.	348	11,414
CBTX, Inc.	1,389	51,921
CenterState Bank Corp.	6,159	170,912
Central Pacific Financial Corp.	2,142	59,034
Central Valley Community Bancorp	859	18,460
Century Bancorp, Inc., Class A	214	16,553
Chemical Financial Corp.	5,317	302,006
Chemung Financial Corp.	244	10,970

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Citizens & Northern Corp.	883	$23,912
City Holding Co.	1,118	89,977
Civista Bancshares, Inc.	749	18,523
CNB Financial Corp.	1,082	33,553
CoBiz Financial, Inc.	2,888	63,247
Codorus Valley Bancorp, Inc.	646	20,175
Columbia Banking System, Inc.	5,450	223,068
Community Bank System, Inc.	3,743	236,745
Community Financial Corp.	361	12,552
Community Trust Bancorp, Inc.	1,155	56,393
ConnectOne Bancorp, Inc.	2,251	55,825
County Bancorp, Inc.	382	10,100
Customers Bancorp, Inc.†	2,186	55,677
CVB Financial Corp.	7,724	184,758
Eagle Bancorp, Inc.†	2,378	128,531
Enterprise Bancorp, Inc.	718	27,277
Enterprise Financial Services Corp.	1,696	95,400
Equity Bancshares, Inc., Class A†	996	40,338
Esquire Financial Holdings, Inc.†	445	11,365
Evans Bancorp, Inc.	348	16,304
Farmers & Merchants Bancorp, Inc.	665	31,016
Farmers Capital Bank Corp.	548	30,852
Farmers National Banc Corp.	1,888	30,161
FB Financial Corp.	978	41,624
FCB Financial Holdings, Inc., Class A†	3,162	161,262
Fidelity D&D Bancorp, Inc.	208	13,094
Fidelity Southern Corp.	1,633	39,078
Financial Institutions, Inc.	1,144	36,265
First Bancorp, Inc./Maine	757	23,088
First Bancorp./North Carolina	2,181	90,337
First BanCorp./Puerto Rico†	15,931	130,953
First Bancshares, Inc.	923	35,582
First Bank	1,216	17,206
First Busey Corp.	3,258	103,344
First Business Financial Services, Inc.	618	14,684
First Choice Bancorp	438	12,571
First Commonwealth Financial Corp.	7,440	125,513
First Community Bancshares, Inc.	1,218	39,622
First Community Corp.	535	13,241
First Connecticut Bancorp, Inc.	1,055	32,810
First Financial Bancorp	7,118	216,031
First Financial Bankshares, Inc.	4,843	274,114
First Financial Corp.	888	45,643
First Foundation, Inc.†	2,499	39,284
First Guaranty Bancshares, Inc.	359	9,478
First Internet Bancorp	604	19,207
First Interstate BancSystem, Inc., Class A	2,452	105,804
First Merchants Corp.	3,681	173,743
First Mid-Illinois Bancshares, Inc.	887	35,755
First Midwest Bancorp, Inc.	7,636	203,652
First Northwest Bancorp†	710	11,488
First of Long Island Corp.	1,829	39,872
First United Corp.	509	9,518
Franklin Financial Network, Inc.†	953	37,310
Fulton Financial Corp.	12,844	222,843
German American Bancorp, Inc.	1,568	57,452
Glacier Bancorp, Inc.	6,329	270,248
Great Southern Bancorp, Inc.	823	48,598
Great Western Bancorp, Inc.	4,415	184,768
Green Bancorp, Inc.	1,672	40,630
Guaranty Bancorp	1,911	57,426
Guaranty Bancshares, Inc.	573	17,969

383

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Hancock Holding Co.†	6,344	$318,786
Hanmi Financial Corp.	2,379	59,594
HarborOne Bancorp, Inc.†	1,082	19,855
Heartland Financial USA, Inc.	2,189	128,604
Heritage Commerce Corp.	2,977	45,340
Heritage Financial Corp.	2,514	88,116
Home BancShares, Inc.	11,876	275,404
Hope Bancorp, Inc.	9,677	162,380
Horizon Bancorp	3,599	75,615
Howard Bancorp, Inc.†	974	15,681
IBERIABANK Corp.	4,184	347,690
Independent Bank Corp./Massachusetts	2,028	179,275
Independent Bank Corp./Michigan	1,637	40,106
International Bancshares Corp.	4,121	183,178
Investar Holding Corp.	662	17,742
Kearny Financial Corp.	7,232	103,779
Lakeland Bancorp, Inc.	3,354	65,068
Lakeland Financial Corp.	1,818	88,155
LCNB Corp.	670	12,462
LegacyTexas Financial Group, Inc.	3,545	155,377
Level One Bancorp, Inc.	104	2,860
Live Oak Bancshares, Inc.	1,897	53,970
Luther Burbank Corp.	1,059	11,522
Macatawa Bank Corp.	1,939	23,792
MB Financial, Inc.	6,189	299,857
MBT Financial Corp.	1,333	15,196
Mercantile Bank Corp.	1,209	42,944
Merchants Bancorp	1,201	29,437
Metropolitan Bank Holding Corp.†	486	23,882
Mid Penn Bancorp, Inc.	350	11,480
Middlefield Banc Corp.	227	11,509
Midland States Bancorp, Inc.	1,572	52,945
MidSouth Bancorp, Inc.	1,115	15,777
MidWestOne Financial Group, Inc.	831	26,725
MVB Financial Corp.	627	10,346
National Bankshares, Inc.	504	23,814
National Commerce Corp.†	1,110	48,396
NBT Bancorp, Inc.	3,176	127,802
Nicolet Bankshares, Inc.†	620	34,317
Northeast Bancorp	549	11,776
Northrim BanCorp, Inc.	506	20,392
Norwood Financial Corp.	428	16,093
Oak Valley Bancorp	517	11,338
OFG Bancorp	3,228	53,746
Ohio Valley Banc Corp.	306	14,963
Old Line Bancshares, Inc.	1,168	40,039
Old National Bancorp	11,263	219,065
Old Second Bancorp, Inc.	2,164	33,542
OP Bancorp†	925	11,683
Opus Bank	1,469	41,573
Origin Bancorp, Inc.	1,216	49,394
Orrstown Financial Services, Inc.	554	14,570
Pacific Mercantile Bancorp†	1,158	11,348
Park National Corp.	998	109,301
PCSB Financial Corp.	1,236	24,324
Peapack Gladstone Financial Corp.	1,365	44,881
Penns Woods Bancorp, Inc.	341	15,550
People’s Utah Bancorp	1,146	41,657
Peoples Bancorp of North Carolina, Inc.	346	10,861
Peoples Bancorp, Inc.	1,317	47,702

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Peoples Financial Services Corp.	513	$23,649
Preferred Bank	1,039	64,667
Premier Financial Bancorp, Inc.	883	16,786
Provident Bancorp, Inc.†	321	8,811
QCR Holdings, Inc.	974	42,320
RBB Bancorp	1,019	30,743
Reliant Bancorp, Inc.	753	20,866
Renasant Corp.	3,592	160,491
Republic Bancorp, Inc., Class A	716	34,275
Republic First Bancorp, Inc.†	3,278	25,896
S&T Bancorp, Inc.	2,566	114,854
Sandy Spring Bancorp, Inc.	2,582	100,982
SB One Bancorp	533	15,270
Seacoast Banking Corp. of Florida†	3,426	100,416
Select Bancorp, Inc.†	838	10,902
ServisFirst Bancshares, Inc.	3,467	146,481
Shore Bancshares, Inc.	939	18,141
Sierra Bancorp	1,051	31,047
Simmons First National Corp., Class A	6,746	201,031
SmartFinancial, Inc.†	847	21,768
South State Corp.	2,724	227,999
Southern First Bancshares, Inc.†	511	22,458
Southern National Bancorp of Virginia, Inc.	1,456	25,538
Southside Bancshares, Inc.	2,476	84,902
Spirit of Texas Bancshares, Inc.†	155	3,391
State Bank Financial Corp.	2,811	88,406
Sterling Bancorp, Inc.	1,279	16,397
Stock Yards Bancorp, Inc.	1,605	61,231
Summit Financial Group, Inc.	816	20,890
Tompkins Financial Corp.	1,099	94,162
Towne Bank	4,911	158,625
TriCo Bancshares	1,901	73,797
TriState Capital Holdings, Inc.†	1,663	48,892
Triumph Bancorp, Inc.†	1,787	68,531
TrustCo Bank Corp.	6,977	63,491
Trustmark Corp.	5,024	176,795
UMB Financial Corp.	3,379	242,916
Union Bankshares Corp.	4,881	197,729
United Bankshares, Inc.	7,544	278,751
United Community Banks, Inc.	5,845	175,525
United Security Bancshares	978	10,514
Unity Bancorp, Inc.	576	14,054
Univest Corp. of Pennsylvania	2,149	58,668
Valley National Bancorp	24,056	280,252
Veritex Holdings, Inc.†	1,732	53,380
Washington Trust Bancorp, Inc.	1,122	65,581
WesBanco, Inc.	3,319	162,200
West Bancorporation, Inc.	1,184	29,363
Westamerica Bancorporation	1,920	115,238
Western New England Bancorp, Inc.	2,007	21,776

		15,510,666

Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	6,210	89,424
Parke Bancorp, Inc.	516	12,178
Union Bankshares, Inc.	290	15,326

		116,928

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,062	122,194

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	1,575	105,682

384

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Super Regional (continued)
National Bank Holdings Corp., Class A	2,143	$84,820

		190,502

Batteries/Battery Systems — 0.1%
EnerSys	3,139	257,618

Beverages-Non-alcoholic — 0.1%
Celsius Holdings, Inc.†	1,702	7,267
Coca-Cola Bottling Co. Consolidated	350	50,792
National Beverage Corp.†	877	92,532
Primo Water Corp.†	2,023	35,504

		186,095

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	986	80,921

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	626	172,119
Craft Brew Alliance, Inc.†	949	18,790

		190,909

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	1,350	16,200
MSG Networks, Inc., Class A†	4,461	105,057

		121,257

Building & Construction Products-Misc. — 0.8%
American Woodmark Corp.†	1,053	87,873
Armstrong Flooring, Inc.†	1,584	20,703
Builders FirstSource, Inc.†	8,423	151,024
Caesarstone, Ltd.	1,708	26,901
Forterra, Inc.†	1,406	12,724
Gibraltar Industries, Inc.†	2,380	103,411
Louisiana-Pacific Corp.	10,885	293,024
NCI Building Systems, Inc.†	3,176	50,657
Patrick Industries, Inc.†	1,775	108,719
Quanex Building Products Corp.	2,602	46,055
Simpson Manufacturing Co., Inc.	3,089	225,374
Summit Materials, Inc., Class A†	8,357	209,761
Trex Co., Inc.†	4,406	342,523

		1,678,749

Building & Construction-Misc. — 0.4%
Aegion Corp.†	2,391	59,249
Comfort Systems USA, Inc.	2,731	151,707
EMCOR Group, Inc.	4,332	333,348
IES Holdings, Inc.†	621	11,147
MYR Group, Inc.†	1,199	44,231
TopBuild Corp.†	2,643	196,322
Williams Scotsman Corp.†	2,429	40,564

		836,568

Building Products-Air & Heating — 0.1%
AAON, Inc.	3,075	116,081

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,770	88,363
US Concrete, Inc.†	1,199	60,549

		148,912

Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	2,063	104,718
Griffon Corp.	2,166	38,771
JELD-WEN Holding, Inc.†	5,226	143,402
Masonite International Corp.†	2,041	139,298

Security Description	Shares	Value (Note 2)
Building Products-Doors & Windows (continued)
PGT Innovations , Inc.†	3,641	$87,384

		513,573

Building Products-Light Fixtures — 0.2%
Cree, Inc.†	7,504	353,814

Building Products-Wood — 0.1%
Boise Cascade Co.	2,898	125,338
Universal Forest Products, Inc.	4,469	164,638

		289,976

Building-Heavy Construction — 0.4%
Dycom Industries, Inc.†	2,251	200,699
Granite Construction, Inc.	3,276	176,740
MasTec, Inc.†	4,834	225,023
Orion Group Holdings, Inc.†	2,054	18,835
Primoris Services Corp.	3,116	84,163
Sterling Construction Co., Inc.†	1,987	26,685
Tutor Perini Corp.†	2,789	51,597

		783,742

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	4,932	153,878

Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	637	135,331
Skyline Corp.	512	13,148
Winnebago Industries, Inc.	2,306	92,009

		240,488

Building-Residential/Commercial — 0.5%
AV Homes, Inc.†	895	19,287
Beazer Homes USA, Inc.†	2,343	30,014
Century Communities, Inc.†	1,919	58,530
Green Brick Partners, Inc.†	1,828	17,732
Hovnanian Enterprises, Inc., Class A†	9,039	14,191
Installed Building Products, Inc.†	1,637	89,380
KB Home	6,404	152,095
LGI Homes, Inc.†	1,379	71,281
M/I Homes, Inc.†	2,064	53,375
MDC Holdings, Inc.	3,379	98,126
Meritage Homes Corp.†	2,888	124,617
New Home Co., Inc.†	965	8,897
Taylor Morrison Home Corp., Class A†	8,360	163,271
TRI Pointe Group, Inc.†	11,283	159,880
William Lyon Homes, Class A†	2,381	51,977

		1,112,653

Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	2,277	24,774

Capacitors — 0.0%
KEMET Corp.†	4,149	107,832

Casino Hotels — 0.1%
Boyd Gaming Corp.	6,138	229,254
Century Casinos, Inc.†	2,014	16,414
Monarch Casino & Resort, Inc.†	843	40,186

		285,854

Casino Services — 0.2%
Eldorado Resorts, Inc.†	4,907	210,265
Scientific Games Corp.†	4,096	196,813

		407,078

385

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cellular Telecom — 0.1%
ATN International, Inc.	778	$49,699
Liberty Latin America, Ltd., Class A†	3,238	61,781
Liberty Latin America, Ltd., Class C†	8,474	164,057
NII Holdings, Inc.†	6,618	41,031

		316,568

Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	2,289	92,636
Codexis, Inc.†	3,794	54,634
Innophos Holdings, Inc.	1,451	65,556
Innospec, Inc.	1,806	146,196
Koppers Holdings, Inc.†	1,535	57,639
Quaker Chemical Corp.	973	172,746

		589,407

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	3,824	68,985

Chemicals-Other — 0.0%
American Vanguard Corp.	2,138	46,395

Chemicals-Plastics — 0.2%
A. Schulman, Inc.	1,986	86,093
Landec Corp.†	2,020	28,280
PolyOne Corp.	5,952	266,947

		381,320

Chemicals-Specialty — 1.0%
AgroFresh Solutions, Inc.†	2,350	16,708
Balchem Corp.	2,390	239,693
CSW Industrials, Inc.†	1,176	63,798
Ferro Corp.†	6,284	141,516
GCP Applied Technologies, Inc.†	5,360	156,244
H.B. Fuller Co.	3,775	213,967
Hawkins, Inc.	722	26,931
Ingevity Corp.†	3,160	314,957
KMG Chemicals, Inc.	1,096	78,693
Kraton Corp.†	2,310	111,088
Minerals Technologies, Inc.	2,637	199,357
Oil-Dri Corp. of America	374	15,843
OMNOVA Solutions, Inc.†	3,262	30,500
PQ Group Holdings, Inc.†	2,727	49,140
Sensient Technologies Corp.	3,171	219,941
Stepan Co.	1,511	132,333
Tronox, Ltd., Class A	6,978	128,744
Valhi, Inc.	1,882	10,087

		2,149,540

Circuit Boards — 0.1%
Park Electrochemical Corp.	1,434	31,706
TTM Technologies, Inc.†	6,992	121,381

		153,087

Coal — 0.3%
Advanced Emissions Solutions, Inc.	1,406	15,958
Arch Coal, Inc., Class A	1,429	120,879
Cloud Peak Energy, Inc.†	5,519	14,405
CONSOL Energy, Inc.†	2,093	87,132
Hallador Energy Co.	1,237	8,671
NACCO Industries, Inc., Class A	281	9,273
Peabody Energy Corp.	6,020	255,790
Ramaco Resources, Inc.†	446	2,912
SunCoke Energy, Inc.†	4,843	55,259
Warrior Met Coal, Inc.	2,677	69,254

		639,533

Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	1,689	$38,408

Coffee — 0.0%
Farmer Bros. Co.†	748	21,580

Commercial Services — 0.5%
Acacia Research Corp.†	3,692	14,030
Care.com, Inc.†	1,452	26,165
Emerald Expositions Events, Inc.	1,848	35,666
Healthcare Services Group, Inc.	5,522	222,316
HMS Holdings Corp.†	6,175	147,768
Medifast, Inc.	871	149,533
National Research Corp.	822	31,195
Nutrisystem, Inc.	2,199	87,960
PFSweb, Inc.†	1,133	10,899
Reis, Inc.	677	14,454
ServiceSource International, Inc.†	5,765	20,178
SP Plus Corp.†	1,687	65,793
Team, Inc.†	2,205	48,069
Weight Watchers International, Inc.†	2,872	257,130

		1,131,156

Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	2,957	74,871
CBIZ, Inc.†	3,845	84,590
Everi Holdings, Inc.†	4,861	35,728
EVERTEC, Inc.	4,542	105,829
Green Dot Corp., Class A†	3,557	282,141
MoneyGram International, Inc.†	2,301	15,048
PRGX Global, Inc.†	1,538	13,919
Travelport Worldwide, Ltd.	9,354	176,791

		788,917

Communications Software — 0.1%
Avaya Holdings Corp.†	7,803	160,586
Digi International, Inc.†	2,002	27,027
pdvWireless, Inc.†	698	20,870
Ribbon Communications, Inc.†	3,928	26,651

		235,134

Computer Aided Design — 0.0%
Altair Engineering, Inc., Class A†	1,859	65,251

Computer Data Security — 0.2%
Carbon Black, Inc.†	602	12,498
ForeScout Technologies, Inc.†	2,150	73,014
OneSpan, Inc.†	2,349	38,289
Qualys, Inc.†	2,513	218,882
Varonis Systems, Inc.†	2,070	123,734

		466,417

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	3,088	63,767

Computer Services — 1.0%
CACI International, Inc., Class A†	1,831	320,791
Carbonite, Inc.†	1,988	68,188
ConvergeOne Holdings, Inc.	1,842	17,499
Convergys Corp.	6,800	167,280
Engility Holdings, Inc.†	1,353	46,814
ExlService Holdings, Inc.†	2,487	148,325
Insight Enterprises, Inc.†	2,618	131,607
KeyW Holding Corp.†	3,626	32,163
MAXIMUS, Inc.	4,835	313,356
Perspecta, Inc.	10,708	232,364
Presidio, Inc.†	2,364	33,001

386

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
Rimini Street, Inc.†	729	$5,103
Science Applications International Corp.	3,158	266,440
SecureWorks Corp., Class A†	640	8,205
Sykes Enterprises, Inc.†	2,947	87,408
Syntel, Inc.†	2,649	107,523
TTEC Holdings, Inc.	1,055	33,918
Unisys Corp.†	3,761	48,329
Virtusa Corp.†	2,096	110,732

		2,179,046

Computer Software — 0.6%
Avid Technology, Inc.†	2,047	11,484
Box, Inc., Class A†	9,484	227,237
Cision, Ltd.†	2,917	43,988
Cloudera, Inc.†	7,703	103,143
Cornerstone OnDemand, Inc.†	3,979	196,563
Envestnet, Inc.†	3,292	192,911
j2 Global, Inc.	3,492	296,261
Remark Holdings, Inc.†	2,032	7,315
SendGrid, Inc.†	669	17,079
Simulations Plus, Inc.	857	15,212
TiVo Corp.	9,000	109,350
Veritone, Inc.†	533	7,958
Yext, Inc.†	6,050	127,897

		1,356,398

Computers-Integrated Systems — 0.4%
Agilysys, Inc.†	1,155	19,000
Cray, Inc.†	3,012	75,149
Diebold Nixdorf, Inc.	5,684	64,513
Maxwell Technologies, Inc.†	2,535	11,636
Mercury Systems, Inc.†	3,502	146,139
MTS Systems Corp.	1,332	72,627
NetScout Systems, Inc.†	6,278	168,250
PAR Technology Corp.†	848	15,841
Super Micro Computer, Inc.†	2,901	64,112
USA Technologies, Inc.†	3,856	51,863
VeriFone Systems, Inc.†	8,190	187,551

		876,681

Computers-Other — 0.2%
3D Systems Corp.†	8,137	99,027
Lumentum Holdings, Inc.†	4,673	244,164
PlayAGS, Inc.†	1,194	34,089
Stratasys, Ltd.†	3,776	73,330

		450,610

Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	3,320	113,278
Mitek Systems, Inc.†	2,438	20,601

		133,879

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	2,190	66,094

Consulting Services — 0.3%
CRA International, Inc.	585	31,660
Franklin Covey Co.†	728	18,601
FTI Consulting, Inc.†	2,799	221,009
Hackett Group, Inc.	1,795	32,364
Hill International, Inc.†	3,652	20,086
Huron Consulting Group, Inc.†	1,648	71,935

Security Description	Shares	Value (Note 2)
Consulting Services (continued)
ICF International, Inc.	1,348	$99,280
Information Services Group, Inc.†	2,501	10,254
Navigant Consulting, Inc.†	3,342	72,722
Vectrus, Inc.†	831	26,102

		604,013

Consumer Products-Misc. — 0.2%
Central Garden & Pet Co.†	774	33,414
Central Garden & Pet Co., Class A†	2,659	106,679
Helen of Troy, Ltd.†	1,994	228,413
WD-40 Co.	1,017	162,872

		531,378

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,906	103,781
Greif, Inc., Class B	415	24,008

		127,789

Containers-Paper/Plastic — 0.1%
KapStone Paper and Packaging Corp.	6,546	227,670
Multi-Color Corp.	1,034	68,606
UFP Technologies, Inc.†	493	16,121

		312,397

Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†	1,660	23,970
Edgewell Personal Care Co.†	4,022	216,625
Inter Parfums, Inc.	1,297	78,079
Revlon, Inc., Class A†	606	9,454

		328,128

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	1,588	21,025

Data Processing/Management — 0.3%
Acxiom Corp.†	5,858	237,483
Amber Road, Inc.†	1,745	14,833
Bottomline Technologies (DE), Inc.†	2,998	161,592
CommVault Systems, Inc.†	2,930	190,157
CSG Systems International, Inc.	2,477	100,740

		704,805

Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	5,736	18,929
QAD, Inc., Class A	765	38,097

		57,026

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	6,111	149,842

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†	1,942	42,627
BioTelemetry, Inc.†	2,419	126,997
GenMark Diagnostics, Inc.†	3,863	25,805
Genomic Health, Inc.†	1,541	82,721
OPKO Health, Inc.†	23,969	134,706
Oxford Immunotec Global PLC†	1,891	24,791
Quanterix Corp.†	372	5,576
Repligen Corp.†	2,913	140,785

		584,008

Diagnostic Kits — 0.2%
Celcuity, Inc.†	433	10,643
Foundation Medicine, Inc.†	1,138	155,906
Meridian Bioscience, Inc.	3,096	48,917

387

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Kits (continued)
OraSure Technologies, Inc.†	4,484	$75,286
Quidel Corp.†	2,444	165,850

		456,602

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	974	15,672

Disposable Medical Products — 0.1%
Merit Medical Systems, Inc.†	3,659	198,684
Utah Medical Products, Inc.	256	24,832

		223,516

Distribution/Wholesale — 0.6%
Anixter International, Inc.†	2,197	160,161
BlueLinx Holdings, Inc.†	664	22,623
Core-Mark Holding Co., Inc.	3,402	82,260
EnviroStar, Inc.	279	11,188
Essendant, Inc.	2,780	46,231
Fossil Group, Inc.†	3,400	89,080
G-III Apparel Group, Ltd.†	3,240	148,068
H&E Equipment Services, Inc.	2,371	87,229
Nexeo Solutions, Inc.†	2,443	22,183
ScanSource, Inc.†	1,877	77,426
SiteOne Landscape Supply, Inc.†	2,977	265,429
Systemax, Inc.	911	40,740
Titan Machinery, Inc.†	1,405	21,272
Triton International, Ltd.	3,897	137,175
Veritiv Corp.†	857	32,823

		1,243,888

Diversified Financial Services — 0.0%
Ladder Capital Corp.	6,482	103,647

Diversified Manufacturing Operations — 0.6%
Actuant Corp., Class A	4,543	129,703
AZZ, Inc.	1,929	104,552
Barnes Group, Inc.	3,660	248,331
Chase Corp.	540	66,690
EnPro Industries, Inc.	1,543	117,870
Fabrinet†	2,686	105,076
Federal Signal Corp.	4,428	105,165
GP Strategies Corp.†	924	17,464
Harsco Corp.†	5,998	152,049
LSB Industries, Inc.†	1,608	10,564
Lydall, Inc.†	1,261	58,510
NL Industries, Inc.†	622	5,318
Raven Industries, Inc.	2,672	103,674
Standex International Corp.	949	98,364
Synalloy Corp.	616	13,306
Tredegar Corp.	1,929	50,250

		1,386,886

Diversified Minerals — 0.1%
United States Lime & Minerals, Inc.	149	11,577
US Silica Holdings, Inc.	5,837	157,366

		168,943

Diversified Operations — 0.0%
Spectrum Brands Holdings, Inc.†	1	73

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	1,517	87,076

Security Description	Shares	Value (Note 2)
Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	10,757	$28,721
Depomed, Inc.†	4,386	38,860
Heron Therapeutics, Inc.†	4,754	178,037
Revance Therapeutics, Inc.†	2,445	70,294
Senseonics Holdings, Inc.†	4,957	18,242

		334,154

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	2,000	29,000
Chegg, Inc.†	7,933	219,744
Etsy, Inc.†	8,905	363,858
Lands’ End, Inc.†	783	18,988
Overstock.com, Inc.†	1,544	55,044

		686,634

E-Commerce/Services — 0.8%
Cargurus, Inc.†	3,664	158,834
Cars.com, Inc.†	5,404	153,311
Carvana Co.†	2,124	91,332
ChannelAdvisor Corp.†	1,934	26,883
Groupon, Inc.†	32,867	153,818
Leaf Group, Ltd.†	1,218	14,251
Liberty Expedia Holdings, Inc., Class A†	4,060	195,570
Quotient Technology, Inc.†	5,943	87,659
Shutterfly, Inc.†	2,461	202,442
Shutterstock, Inc.†	1,402	64,590
Stamps.com, Inc.†	1,294	337,734
Trade Desk, Inc., Class A†	2,348	197,983
Travelzoo, Inc.†	357	4,641
TrueCar, Inc.†	6,816	75,794

		1,764,842

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	422	7,942
Liquidity Services, Inc.†	1,944	13,705
New Media Investment Group, Inc.	4,444	79,948
QuinStreet, Inc.†	2,786	36,942

		138,537

E-Services/Consulting — 0.0%
Perficient, Inc.†	2,545	66,984

Educational Software — 0.1%
Instructure, Inc.†	2,334	90,326
Rosetta Stone, Inc.†	1,469	21,594

		111,920

Electric Products-Misc. — 0.1%
Graham Corp.	714	19,014
nLight, Inc.†	519	15,845
Novanta, Inc.†	2,441	152,196

		187,055

Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	843	7,208
Unitil Corp.	1,085	55,237

		62,445

Electric-Generation — 0.0%
Atlantic Power Corp.†	8,269	18,192

Electric-Integrated — 1.1%
ALLETE, Inc.	3,840	297,715
Ameresco, Inc., Class A†	1,410	18,894

388

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Avista Corp.	4,886	$247,134
Black Hills Corp.	3,993	239,460
El Paso Electric Co.	3,018	188,022
IDACORP, Inc.	3,763	354,625
MGE Energy, Inc.	2,602	166,528
NorthWestern Corp.	3,704	219,758
Otter Tail Corp.	2,936	142,102
PNM Resources, Inc.	5,933	233,464
Portland General Electric Co.	6,668	302,461

		2,410,163

Electronic Components-Misc. — 0.6%
Applied Optoelectronics, Inc.†	1,398	53,725
AVX Corp.	3,478	72,273
Bel Fuse, Inc., Class B	719	16,178
Benchmark Electronics, Inc.	3,555	86,031
IntriCon Corp.†	455	26,436
Kimball Electronics, Inc.†	1,930	39,275
Knowles Corp.†	6,512	113,048
Methode Electronics, Inc.	2,686	105,425
NVE Corp.	356	38,028
OSI Systems, Inc.†	1,252	99,860
Plexus Corp.†	2,437	144,807
Sanmina Corp.†	5,052	147,013
Sparton Corp.†	715	10,675
Stoneridge, Inc.†	2,047	69,598
Vishay Intertechnology, Inc.	9,877	246,925
Vishay Precision Group, Inc.†	770	30,723
ZAGG, Inc.†	2,037	30,351

		1,330,371

Electronic Components-Semiconductors — 0.7%
Adesto Technologies Corp.†	1,348	7,414
Alpha & Omega Semiconductor, Ltd.†	1,478	19,746
Amkor Technology, Inc.†	7,627	66,202
AXT, Inc.†	2,835	21,404
CEVA, Inc.†	1,644	49,485
CTS Corp.	2,438	85,086
Diodes, Inc.†	2,964	110,142
Impinj, Inc.†	1,394	29,706
Inphi Corp.†	3,237	101,771
Kopin Corp.†	4,607	14,098
Lattice Semiconductor Corp.†	8,726	67,103
MACOM Technology Solutions Holdings, Inc.†	3,377	70,343
Rambus, Inc.†	7,943	98,176
Semtech Corp.†	4,851	230,180
Silicon Laboratories, Inc.†	3,200	304,800
SMART Global Holdings, Inc.†	742	22,653
Synaptics, Inc.†	2,584	129,484
Xperi Corp.	3,650	60,773

		1,488,566

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	2,129	111,028
ESCO Technologies, Inc.	1,897	118,088
FARO Technologies, Inc.†	1,253	81,570
Fitbit, Inc., Class A†	15,410	91,381
Itron, Inc.†	2,526	154,591
Mesa Laboratories, Inc.	246	49,749

		606,407

Security Description	Shares	Value (Note 2)
Electronic Parts Distribution — 0.2%
SYNNEX Corp.	2,264	$218,408
Tech Data Corp.†	2,850	237,719

		456,127

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	2,297	98,472
Napco Security Technologies, Inc.†	883	13,952
ShotSpotter, Inc.†	539	22,999

		135,423

Energy-Alternate Sources — 0.3%
Amyris, Inc.†	1,806	12,407
Clean Energy Fuels Corp.†	10,224	29,138
Enphase Energy, Inc.†	6,446	38,354
FuelCell Energy, Inc.†	6,073	7,895
FutureFuel Corp.	1,924	26,474
Green Plains, Inc.	2,936	48,738
Pattern Energy Group, Inc., Class A	6,028	111,940
Plug Power, Inc.†	15,931	31,862
Renewable Energy Group, Inc.†	2,751	46,904
REX American Resources Corp.†	424	32,648
Sunrun, Inc.†	7,080	100,111
TerraForm Power, Inc., Class A	5,451	55,764
TPI Composites, Inc.†	1,085	33,440
Vivint Solar, Inc.†	2,284	13,019

		588,694

Engineering/R&D Services — 0.2%
Argan, Inc.	1,091	41,894
Exponent, Inc.	3,846	188,069
Infrastructure and Energy Alternatives, Inc.†	1,277	13,025
KBR, Inc.	10,512	210,030
Mistras Group, Inc.†	1,305	27,457
NV5 Global, Inc.†	619	46,611
VSE Corp.	646	27,843

		554,929

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,093	54,715

Enterprise Software/Service — 1.1%
Alteryx, Inc., Class A†	2,086	81,333
American Software, Inc., Class A	2,070	30,967
Apptio, Inc., Class A†	2,513	84,361
Asure Software, Inc.†	736	10,370
Benefitfocus, Inc.†	1,482	44,608
Blackbaud, Inc.	3,597	359,017
Blackline, Inc.†	2,415	103,121
Coupa Software, Inc.†	3,963	242,972
Donnelley Financial Solutions, Inc.†	2,509	52,187
Everbridge, Inc.†	1,957	88,026
Evolent Health, Inc., Class A†	5,026	101,525
Exela Technologies, Inc.†	3,532	17,695
Hortonworks, Inc.†	5,114	89,086
LivePerson, Inc.†	4,204	97,533
Majesco†	418	3,260
ManTech International Corp., Class A	1,972	118,024
MicroStrategy, Inc., Class A†	708	92,146
MobileIron, Inc.†	5,288	24,854
Model N, Inc.†	1,879	35,043
Omnicell, Inc.†	2,858	170,051
PROS Holdings, Inc.†	2,070	76,880
SailPoint Technologies Holding, Inc.†	2,873	69,211

389

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
SPS Commerce, Inc.†	1,258	$107,924
Verint Systems, Inc.†	4,745	213,051
Workiva, Inc.†	2,061	52,040

		2,365,285

Entertainment Software — 0.0%
Glu Mobile, Inc.†	8,189	43,647

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	4,131	251,165

Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,792	74,285
NewStar Financial, Inc. CVR†(1)	2,250	1,215
On Deck Capital, Inc.†	3,806	26,033

		101,533

Finance-Consumer Loans — 0.3%
Curo Group Holdings Corp.†	577	15,019
Elevate Credit, Inc.†	1,503	14,008
Encore Capital Group, Inc.†	1,938	69,962
Enova International, Inc.†	2,481	76,911
LendingClub Corp.†	23,561	97,071
Nelnet, Inc., Class A	1,387	81,528
Ocwen Financial Corp.†	8,757	34,853
PRA Group, Inc.†	3,326	130,379
Regional Management Corp.†	694	23,020
World Acceptance Corp.†	458	45,759

		588,510

Finance-Investment Banker/Broker — 0.4%
Arlington Asset Investment Corp., Class A	2,057	21,640
Cowen, Inc.†	2,090	32,813
Diamond Hill Investment Group, Inc.	243	46,593
GAIN Capital Holdings, Inc.	2,038	13,879
Greenhill & Co., Inc.	1,606	52,516
Houlihan Lokey, Inc.	2,223	109,283
INTL. FCStone, Inc.†	1,143	61,254
Investment Technology Group, Inc.	2,428	53,780
Ladenburg Thalmann Financial Services, Inc.	7,585	25,713
Moelis & Co., Class A	2,912	185,203
Oppenheimer Holdings, Inc., Class A	720	21,276
Piper Jaffray Cos.	1,095	84,698
PJT Partners, Inc., Class A	1,486	89,472
Siebert Financial Corp.†	553	8,245

		806,365

Finance-Leasing Companies — 0.0%
Aircastle, Ltd.	3,573	74,068
Marlin Business Services Corp.	646	19,897

		93,965

Finance-Mortgage Loan/Banker — 0.3%
Ellie Mae, Inc.†	2,547	252,713
Federal Agricultural Mtg. Corp., Class C	669	63,080
Granite Point Mtg. Trust, Inc.	3,198	60,762
Impac Mortgage Holdings, Inc.†	731	6,447
LendingTree, Inc.†	579	138,265
PennyMac Financial Services, Inc., Class A†	1,477	28,285

Security Description	Shares	Value (Note 2)
Finance-Mortgage Loan/Banker (continued)
PHH Corp.†	2,425	$26,360
TPG RE Finance Trust, Inc.	2,341	48,272

		624,184

Finance-Other Services — 0.1%
HomeStreet, Inc.†	1,857	54,967
WageWorks, Inc.†	2,957	156,130

		211,097

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†	6,596	67,609
MGIC Investment Corp.†	27,648	345,047
NMI Holdings, Inc., Class A†	4,638	96,934
Radian Group, Inc.	16,104	308,392

		817,982

Firearms & Ammunition — 0.2%
American Outdoor Brands Corp.†	4,004	37,918
Axon Enterprise, Inc.†	3,917	266,082
Sturm Ruger & Co., Inc.	1,253	67,912

		371,912

Food-Canned — 0.0%
Seneca Foods Corp., Class A†	518	13,960

Food-Confectionery — 0.1%
Hostess Brands, Inc.†	7,356	103,058
Simply Good Foods Co.†	4,494	74,960
Tootsie Roll Industries, Inc.	1,219	36,448

		214,466

Food-Dairy Products — 0.0%
Dean Foods Co.	6,798	66,756

Food-Misc./Diversified — 0.4%
B&G Foods, Inc.	4,898	153,797
Cal-Maine Foods, Inc.†	2,325	104,625
Darling Ingredients, Inc.†	12,216	245,420
J&J Snack Foods Corp.	1,120	162,355
John B. Sanfilippo & Son, Inc.	640	49,197
Lancaster Colony Corp.	1,408	204,202

		919,596

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,051	31,267
Smart & Final Stores, Inc.†	1,684	9,936
SUPERVALU, Inc.†	2,841	91,821
Village Super Market, Inc., Class A	612	16,481
Weis Markets, Inc.	711	36,354

		185,859

Food-Wholesale/Distribution — 0.3%
Calavo Growers, Inc.	1,182	109,335
Chefs’ Warehouse, Inc.†	1,620	43,659
Fresh Del Monte Produce, Inc.	2,268	82,328
Performance Food Group Co.†	7,592	272,173
SpartanNash Co.	2,654	63,590
United Natural Foods, Inc.†	3,757	120,976

		692,061

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	5,043	91,329
Deckers Outdoor Corp.†	2,376	268,084
Rocky Brands, Inc.	509	13,158
Steven Madden, Ltd.	4,328	233,928

390

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Footwear & Related Apparel (continued)
Weyco Group, Inc.	460	$16,031
Wolverine World Wide, Inc.	6,882	243,485

		866,015

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	1,116	27,889
Matthews International Corp., Class A	2,325	122,179

		150,068

Gambling (Non-Hotel) — 0.2%
Golden Entertainment, Inc.†	1,354	42,150
Pinnacle Entertainment, Inc.†	3,892	129,370
Red Rock Resorts, Inc., Class A	5,181	183,097

		354,617

Gas-Distribution — 0.7%
Chesapeake Utilities Corp.	1,179	98,859
New Jersey Resources Corp.	6,502	300,718
Northwest Natural Gas Co.	2,133	138,965
ONE Gas, Inc.	3,885	299,300
RGC Resources, Inc.	551	15,632
South Jersey Industries, Inc.	6,395	216,982
Southwest Gas Holdings, Inc.	3,598	281,364
Spire, Inc.	3,673	262,987

		1,614,807

Gold Mining — 0.0%
Gold Resource Corp.	3,923	25,696

Golf — 0.1%
Acushnet Holdings Corp.	2,579	62,334
Callaway Golf Co.	7,004	134,757

		197,091

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,104	26,606
US Ecology, Inc.	1,633	110,718

		137,324

Health Care Cost Containment — 0.2%
CorVel Corp.†	677	38,826
HealthEquity, Inc.†	4,035	304,642

		343,468

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	3,324	91,609

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	1,827	41,108
Flexsteel Industries, Inc.	546	19,563
Hooker Furniture Corp.	862	38,833
Purple Innovation, Inc.†	325	2,418
Sleep Number Corp.†	2,713	77,293

		179,215

Hotels/Motels — 0.2%
BBX Capital Corp.	4,891	42,649
Belmond, Ltd., Class A†	6,677	75,116
Bluegreen Vacations Corp.	556	14,295
ILG, Inc.	7,878	270,452
Marcus Corp.	1,421	54,780
Red Lion Hotels Corp.†	1,185	14,812

		472,104

Security Description	Shares	Value (Note 2)
Housewares — 0.1%
Lifetime Brands, Inc.	877	$10,656
Tupperware Brands Corp.	3,824	140,379

		151,035

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	3,518	212,839
ASGN, Inc.†	3,782	341,514
Barrett Business Services, Inc.	529	48,604
BG Staffing, Inc.	514	13,518
Cross Country Healthcare, Inc.†	2,644	31,014
Heidrick & Struggles International, Inc.	1,392	56,933
Insperity, Inc.	2,857	271,701
Kelly Services, Inc., Class A	2,330	56,596
Kforce, Inc.	1,718	64,940
Korn/Ferry International	4,211	277,842
Paylocity Holding Corp.†	2,160	125,280
Resources Connection, Inc.	2,221	35,314
TriNet Group, Inc.†	3,251	175,066
TrueBlue, Inc.†	3,054	82,611
Willdan Group, Inc.†	586	16,338

		1,810,110

Identification Systems — 0.1%
Brady Corp., Class A	3,499	133,837

Import/Export — 0.0%
Castle Brands, Inc.†	6,776	8,334

Independent Power Producers — 0.1%
NRG Yield, Inc., Class A	2,596	47,974
NRG Yield, Inc., Class C	4,902	91,177
Ormat Technologies, Inc.	2,967	160,960

		300,111

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	8,417	49,155
Iteris, Inc.†	1,895	9,305
Turtle Beach Corp.†	586	15,933

		74,393

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	463	20,511
Ichor Holdings, Ltd.†	1,887	39,627

		60,138

Instruments-Controls — 0.3%
Allied Motion Technologies, Inc.	521	23,903
Control4 Corp.†	1,939	49,309
Watts Water Technologies, Inc., Class A	2,071	177,174
Woodward, Inc.	3,995	332,424

		582,810

Instruments-Scientific — 0.0%
Fluidigm Corp.†	1,956	12,518

Insurance Brokers — 0.0%
Crawford & Co., Class B	871	7,421
eHealth, Inc.†	1,398	33,188
Goosehead Insurance, Inc., Class A†	727	19,753

		60,362

Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	6,676	238,533
CNO Financial Group, Inc.	12,456	253,480

391

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
FBL Financial Group, Inc., Class A	737	$60,213
FGL Holdings†	10,568	95,323
Health Insurance Innovations, Inc., Class A†	863	28,695
Independence Holding Co.	348	12,093
National Western Life Group, Inc., Class A	170	55,080
Primerica, Inc.	3,260	374,248
Trupanion, Inc.†	1,787	74,339

		1,192,004

Insurance-Multi-line — 0.3%
Citizens, Inc.†	3,687	29,164
Genworth Financial, Inc., Class A†	37,577	172,854
Horace Mann Educators Corp.	3,067	134,028
Kemper Corp.	3,930	313,614
United Fire Group, Inc.	1,568	94,535

		744,195

Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	3,376	68,938
AMERISAFE, Inc.	1,424	89,427
AmTrust Financial Services, Inc.	8,250	119,460
Donegal Group, Inc., Class A	698	10,198
EMC Insurance Group, Inc.	689	18,445
Employers Holdings, Inc.	2,402	111,573
Enstar Group, Ltd.†	898	194,148
FedNat Holding Co.	856	19,945
Global Indemnity, Ltd.	626	25,509
Hallmark Financial Services, Inc.†	971	10,254
HCI Group, Inc.	545	23,321
Heritage Insurance Holdings, Inc.	1,492	25,618
Investors Title Co.	103	19,714
James River Group Holdings, Ltd.	1,933	80,007
Kingstone Cos., Inc.	691	11,298
Kinsale Capital Group, Inc.	1,455	86,172
National General Holdings Corp.	4,593	126,675
Navigators Group, Inc.	1,544	93,180
NI Holdings, Inc.†	724	12,105
ProAssurance Corp.	3,957	163,424
Protective Insurance Corp., Class B	714	16,672
RLI Corp.	2,923	218,523
Safety Insurance Group, Inc.	1,093	100,119
Selective Insurance Group, Inc.	4,326	258,695
State Auto Financial Corp.	1,245	40,263
Stewart Information Services Corp.	1,744	79,247
Third Point Reinsurance, Ltd.†	6,013	75,764
Tiptree, Inc.	2,083	14,164
United Insurance Holdings Corp.	1,531	31,784
Universal Insurance Holdings, Inc.	2,358	104,695

		2,249,337

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.†	2,416	151,121
Essent Group, Ltd.†	7,158	274,867
Greenlight Capital Re, Ltd., Class A†	2,224	32,470
Maiden Holdings, Ltd.	5,078	44,179
WMIH Corp.†	42,367	57,619

		560,256

Internet Application Software — 0.0%
eGain Corp.†	1,317	17,121

Security Description	Shares	Value (Note 2)
Internet Application Software (continued)
Tucows, Inc., Class A†	709	$41,654
VirnetX Holding Corp.†	4,021	11,661

		70,436

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	3,024	69,885
Cogent Communications Holdings, Inc.	3,121	162,136
Internap Corp.†	1,496	14,780

		246,801

Internet Content-Entertainment — 0.1%
Limelight Networks, Inc.†	7,999	35,675
Pandora Media, Inc.†	19,090	128,667

		164,342

Internet Content-Information/News — 0.2%
HealthStream, Inc.	1,930	54,194
LiveXLive Media, Inc.†	358	1,711
TechTarget, Inc.†	1,514	43,028
XO Group, Inc.†	1,809	50,978
Yelp, Inc.†	6,045	222,940

		372,851

Internet Security — 0.1%
Imperva, Inc.†	2,596	120,065
Zix Corp.†	3,894	20,794
Zscaler, Inc.†	1,038	36,652

		177,511

Internet Telephone — 0.1%
8x8, Inc.†	6,770	135,061

Investment Companies — 0.0%
B. Riley Financial, Inc.	1,502	32,894
Columbia Financial, Inc.†	3,702	62,156
PDL Community Bancorp†	655	9,930

		104,980

Investment Management/Advisor Services — 0.6%
Altisource Portfolio Solutions SA†	743	24,749
Artisan Partners Asset Management, Inc., Class A	3,581	123,365
Ashford, Inc.†	57	4,830
Associated Capital Group, Inc., Class A	199	7,413
Blucora, Inc.†	3,497	121,521
BrightSphere Investment Group PLC	6,086	86,726
Cohen & Steers, Inc.	1,663	69,663
Federated Investors, Inc., Class B	7,219	174,700
GAMCO Investors, Inc., Class A	318	7,788
Hamilton Lane, Inc., Class A	1,112	54,455
Hilltop Holdings, Inc.	5,448	113,318
Pzena Investment Management, Inc., Class A	1,325	12,919
Silvercrest Asset Management Group, Inc., Class A	620	10,819
Stifel Financial Corp.	5,172	285,132
Virtus Investment Partners, Inc.	517	68,890
Waddell & Reed Financial, Inc., Class A	5,962	123,473
Westwood Holdings Group, Inc.	617	36,014
WisdomTree Investments, Inc.	8,715	76,169

		1,401,944

392

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	2,366	$42,659
II-VI, Inc.†	4,607	180,594

		223,253

Leisure Products — 0.0%
Escalade, Inc.	794	10,640
Johnson Outdoors, Inc., Class A	363	29,428
Marine Products Corp.	560	10,405

		50,473

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,137	212,790

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	6,072	236,565
Milacron Holdings Corp.†	5,168	107,753

		344,318

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,707	83,865
Hyster-Yale Materials Handling, Inc.	773	50,832

		134,697

Machinery-Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	2,388	5,134
Franklin Electric Co., Inc.	3,457	170,949

		176,083

Machinery-Farming — 0.1%
Alamo Group, Inc.	718	66,774
Lindsay Corp.	800	75,312

		142,086

Machinery-General Industrial — 0.4%
Albany International Corp., Class A	2,140	141,561
Applied Industrial Technologies, Inc.	2,844	212,305
Chart Industries, Inc.†	2,296	179,295
DXP Enterprises, Inc.†	1,187	49,070
Gencor Industries, Inc.†	656	9,840
Kadant, Inc.	815	78,729
Manitex International, Inc.†	1,083	13,137
Manitowoc Co, Inc.†	2,633	69,748
Tennant Co.	1,331	108,277
Twin Disc, Inc.†	631	16,538

		878,500

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	1,646	67,749

Machinery-Pumps — 0.2%
Cactus, Inc., Class A†	2,741	89,685
Gorman-Rupp Co.	1,315	49,760
Mueller Water Products, Inc., Class A	11,529	142,383
NN, Inc.	2,062	44,333
SPX FLOW, Inc.†	3,142	149,308

		475,469

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	4,253	22,966
SEACOR Marine Holdings, Inc.†	1,205	30,487

		53,453

Medical Imaging Systems — 0.0%
iRadimed Corp.†	261	6,003
Lantheus Holdings, Inc.†	2,768	39,998

		46,001

Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	13,236	$162,009
Computer Programs & Systems, Inc.	858	26,770
Cotiviti Holdings, Inc.†	2,944	131,420
Inovalon Holdings, Inc., Class A†	5,134	54,677
Medidata Solutions, Inc.†	4,303	319,756
NantHealth, Inc.†	1,523	4,919
Quality Systems, Inc.†	3,961	79,735
Tabula Rasa HealthCare, Inc.†	1,289	75,071

		854,357

Medical Instruments — 0.7%
Abaxis, Inc.	1,634	135,622
AngioDynamics, Inc.†	2,715	57,395
Avanos Medical, Inc.†	3,494	192,869
Cardiovascular Systems, Inc.†	2,419	91,753
CONMED Corp.	1,880	139,120
CryoLife, Inc.†	2,650	78,970
Endologix, Inc.†	6,196	31,537
LivaNova PLC†	3,629	399,662
Natus Medical, Inc.†	2,402	87,673
NuVasive, Inc.†	3,832	222,447
TransEnterix, Inc.†	11,622	62,178

		1,499,226

Medical Labs & Testing Services — 0.3%
Evolus, Inc.†	377	7,412
Invitae Corp.†	4,758	42,061
Medpace Holdings, Inc.†	888	54,497
Natera, Inc.†	2,194	50,374
R1 RCM, Inc.†	7,670	61,513
Syneos Health, Inc.†	4,170	205,477
Teladoc, Inc.†	4,623	276,686

		698,020

Medical Laser Systems — 0.0%
Cutera, Inc.†	998	39,920

Medical Products — 1.4%
Accuray, Inc.†	6,231	23,989
AtriCure, Inc.†	2,498	71,568
Atrion Corp.	106	72,928
AxoGen, Inc.†	2,484	111,594
Cerus Corp.†	9,648	71,492
CytoSorbents Corp.†	2,116	25,392
FONAR Corp.†	459	11,980
Glaukos Corp.†	2,460	102,361
Globus Medical, Inc., Class A†	5,340	274,903
Haemonetics Corp.†	4,004	390,951
Inogen, Inc.†	1,314	261,814
Inspire Medical Systems, Inc.†	584	26,163
Integer Holdings Corp.†	2,319	165,693
Intersect ENT, Inc.†	2,207	71,396
Invacare Corp.	2,455	43,822
iRhythm Technologies, Inc.†	1,771	133,799
K2M Group Holdings, Inc.†	3,068	62,495
LeMaitre Vascular, Inc.	1,174	42,264
Luminex Corp.	3,090	104,627
MiMedx Group, Inc.†	7,716	32,793
NanoString Technologies, Inc.†	1,620	19,003
Nevro Corp.†	2,169	122,028
Novocure, Ltd.†	5,354	182,036
Nuvectra Corp.†	1,036	16,244
NxStage Medical, Inc.†	4,900	137,543
Orthofix International NV†	1,303	78,818

393

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
OrthoPediatrics Corp.†	516	$14,500
Pulse Biosciences, Inc.†	792	10,581
Rockwell Medical, Inc.†	3,540	14,372
SeaSpine Holdings Corp.†	866	12,089
Sientra, Inc.†	1,729	35,393
Surmodics, Inc.†	966	56,801
T2 Biosystems, Inc.†	1,905	11,411
Tactile Systems Technology, Inc.†	1,292	62,106
Wright Medical Group NV†	7,904	200,999

		3,075,948

Medical-Biomedical/Gene — 3.7%
Abeona Therapeutics, Inc.†	2,298	33,206
ACADIA Pharmaceuticals, Inc.†	7,334	110,670
Acceleron Pharma, Inc.†	2,883	125,583
Achillion Pharmaceuticals, Inc.†	10,132	26,141
Acorda Therapeutics, Inc.†	3,248	81,038
ADMA Biologics, Inc.†	1,409	9,187
Aduro Biotech, Inc.†	4,780	27,963
Adverum Biotechnologies, Inc.†	4,057	19,068
Agenus, Inc.†	5,957	10,901
Albireo Pharma, Inc.†	679	21,422
Alder Biopharmaceuticals, Inc.†	4,341	82,262
Aldeyra Therapeutics, Inc.†	1,186	8,243
Allena Pharmaceuticals, Inc.†	864	9,253
AMAG Pharmaceuticals, Inc.†	2,557	56,382
Amicus Therapeutics, Inc.†	14,105	205,228
AnaptysBio, Inc.†	1,382	108,238
ANI Pharmaceuticals, Inc.†	595	39,835
Aratana Therapeutics, Inc.†	3,327	15,088
Arbutus Biopharma Corp.†	2,631	29,204
Arcus Biosciences, Inc.†	385	4,504
Ardelyx, Inc.†	2,499	10,121
Arena Pharmaceuticals, Inc.†	3,699	142,744
ArQule, Inc.†	6,469	32,216
Arrowhead Pharmaceuticals, Inc.†	6,486	94,501
Arsanis, Inc.†	346	872
Assembly Biosciences, Inc.†	1,265	55,951
Atara Biotherapeutics, Inc.†	3,029	113,739
Athersys, Inc.†	8,450	16,900
Audentes Therapeutics, Inc.†	2,386	89,833
AVEO Pharmaceuticals, Inc.†	7,573	16,130
Avid Bioservices, Inc.†	3,776	21,032
Bellicum Pharmaceuticals, Inc.†	2,968	18,876
BioCryst Pharmaceuticals, Inc.†	7,338	43,294
Biohaven Pharmaceutical Holding Co., Ltd.†	2,037	70,317
BioTime, Inc.†	6,673	17,350
Blueprint Medicines Corp.†	3,081	183,443
Calithera Biosciences, Inc.†	2,315	10,302
Cambrex Corp.†	2,452	153,250
Cara Therapeutics, Inc.†	2,020	36,219
CASI Pharmaceuticals, Inc.†	3,718	27,141
Cellular Biomedicine Group, Inc.†	865	19,592
ChemoCentryx, Inc.†	1,633	18,877
ChromaDex Corp.†	2,868	12,849
Clearside Biomedical, Inc.†	2,083	18,560
Cohbar, Inc.†	1,663	9,512
Corium International, Inc.†	1,993	14,768
Corvus Pharmaceuticals, Inc.†	1,033	10,196
Cue Biopharma, Inc.†	1,317	11,932
Cymabay Therapeutics, Inc.†	4,391	49,135

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
CytomX Therapeutics, Inc.†	2,873	$75,675
Deciphera Pharmaceuticals, Inc.†	567	19,505
Denali Therapeutics, Inc.†	1,260	15,863
Dynavax Technologies Corp.†	4,646	62,721
Editas Medicine, Inc.†	3,401	101,146
Eloxx Pharmaceuticals Inc†	1,603	24,317
Emergent BioSolutions, Inc.†	3,315	180,170
Endocyte, Inc.†	4,843	74,195
Enzo Biochem, Inc.†	3,282	14,506
Epizyme, Inc.†	3,899	50,297
Esperion Therapeutics, Inc.†	1,705	76,623
Evelo Biosciences, Inc.†	400	5,056
Fate Therapeutics, Inc.†	3,703	33,068
FibroGen, Inc.†	5,570	351,467
Five Prime Therapeutics, Inc.†	2,473	36,848
Fortress Biotech, Inc.†	2,537	5,658
Geron Corp.†	11,864	42,592
GlycoMimetics, Inc.†	2,505	36,798
GTx, Inc.†	343	5,598
Halozyme Therapeutics, Inc.†	9,298	168,294
Harvard Bioscience, Inc.†	2,618	14,923
Helius Medical Technologies, Inc.†	1,214	11,120
Homology Medicines, Inc.†	778	13,701
Idera Pharmaceuticals, Inc.†	1,422	8,120
ImmunoGen, Inc.†	9,549	88,806
Immunomedics, Inc.†	9,821	235,017
Innovate Biopharmaceuticals, Inc.†	1,378	7,193
Innoviva, Inc.†	5,137	72,689
Inovio Pharmaceuticals, Inc.†	6,178	24,774
Insmed, Inc.†	5,706	141,908
Intellia Therapeutics, Inc.†	2,476	65,911
Intercept Pharmaceuticals, Inc.†	1,632	148,740
Intrexon Corp.†	5,178	75,909
Iovance Biotherapeutics, Inc.†	6,123	86,947
Karyopharm Therapeutics, Inc.†	3,612	64,221
Kura Oncology, Inc.†	1,852	37,596
Lexicon Pharmaceuticals, Inc.†	3,220	38,576
Ligand Pharmaceuticals, Inc.†	1,559	340,376
Loxo Oncology, Inc.†	1,978	331,493
MacroGenics, Inc.†	2,921	60,319
Medicines Co.†	5,129	203,775
Menlo Therapeutics, Inc.†	479	3,909
Molecular Templates, Inc.†	673	3,486
Mustang Bio, Inc.†	1,241	8,501
Myriad Genetics, Inc.†	4,889	213,894
NantKwest, Inc.†	2,072	7,252
NeoGenomics, Inc.†	4,170	58,380
NewLink Genetics Corp.†	2,169	8,199
Novavax, Inc.†	28,405	36,074
Nymox Pharmaceutical Corp.†	2,413	7,746
Omeros Corp.†	3,414	71,899
Organovo Holdings, Inc.†	7,803	9,286
Ovid therapeutics, Inc.†	982	9,800
Pacific Biosciences of California, Inc.†	9,078	34,496
Palatin Technologies, Inc.†	14,617	14,032
PDL BioPharma, Inc.†	11,067	27,778
Pfenex, Inc.†	1,591	8,146
Pieris Pharmaceuticals, Inc.†	3,869	21,241
PolarityTE, Inc.†	646	14,722
Prothena Corp. PLC†	2,994	44,491
PTC Therapeutics, Inc.†	3,374	128,448
Puma Biotechnology, Inc.†	2,170	104,485
Radius Health, Inc.†	3,015	72,360

394

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
REGENXBIO, Inc.†	2,130	$149,739
resTORbio, Inc.†	490	7,541
Retrophin, Inc.†	2,979	82,340
Rigel Pharmaceuticals, Inc.†	12,295	34,672
RTI Surgical, Inc.†	4,237	19,490
Sangamo Therapeutics, Inc.†	7,557	103,153
Savara, Inc.†	1,862	20,501
Selecta Biosciences, Inc.†	1,341	16,239
Seres Therapeutics, Inc.†	1,534	11,612
Sienna Biopharmaceuticals, Inc.†	1,149	17,396
Solid Biosciences, Inc.†	678	27,256
Spark Therapeutics, Inc.†	2,344	179,832
Spectrum Pharmaceuticals, Inc.†	7,378	157,078
Stemline Therapeutics, Inc.†	2,059	31,709
Surface Oncology, Inc.†	542	5,995
Syndax Pharmaceuticals, Inc.†	1,105	7,448
Synlogic, Inc.†	1,148	10,757
Theravance Biopharma, Inc.†	3,193	76,472
Tocagen, Inc.†	1,328	12,284
Ultragenyx Pharmaceutical, Inc.†	3,503	277,122
UNITY Biotechnology, Inc.†	376	5,651
Unum Therapeutics, Inc.†	264	4,427
Veracyte, Inc.†	1,802	19,516
Verastem, Inc.†	3,938	30,323
Vericel Corp.†	2,749	28,727
Viking Therapeutics, Inc.†	3,245	33,099
WaVe Life Sciences, Ltd.†	1,313	53,045
XOMA Corp.†	425	10,400
ZIOPHARM Oncology, Inc.†	9,804	25,392
Zomedica Pharmaceuticals Corp.†	2,940	6,321

		8,169,741

Medical-Drugs — 1.8%
Achaogen, Inc.†	2,339	16,654
Aclaris Therapeutics, Inc.†	1,992	34,143
Adamas Pharmaceuticals, Inc.†	1,637	38,928
Aeglea BioTherapeutics, Inc.†	1,215	10,218
Aerie Pharmaceuticals, Inc.†	2,651	179,075
Aimmune Therapeutics, Inc.†	3,227	93,325
Akcea Therapeutics, Inc.†	950	30,039
Akorn, Inc.†	6,958	128,862
Ampio Pharmaceuticals, Inc.†	5,910	17,553
Apellis Pharmaceuticals, Inc.†	2,691	49,514
Array BioPharma, Inc.†	15,193	233,820
Athenex, Inc.†	3,136	60,431
BioSpecifics Technologies Corp.†	424	19,292
Catalyst Biosciences, Inc.†	885	8,744
Catalyst Pharmaceuticals, Inc.†	7,187	20,770
Chimerix, Inc.†	3,284	14,680
Clovis Oncology, Inc.†	3,548	156,609
Coherus Biosciences, Inc.†	3,488	66,446
Collegium Pharmaceutical, Inc.†	2,187	42,144
Corbus Pharmaceuticals Holdings, Inc.†	3,717	18,771
Corcept Therapeutics, Inc.†	7,278	95,560
CTI Biopharma Corp.†	3,806	8,449
Cytokinetics, Inc.†	3,426	25,181
Dicerna Pharmaceuticals, Inc.†	3,309	41,693
Durect Corp.†	11,679	17,168
Eagle Pharmaceuticals, Inc.†	776	61,498
Enanta Pharmaceuticals, Inc.†	1,248	121,705
Global Blood Therapeutics, Inc.†	3,723	155,621

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Horizon Pharma PLC†	12,322	$217,237
Immune Design Corp.†	2,511	9,542
Insys Therapeutics, Inc.†	2,003	13,340
Intra-Cellular Therapies, Inc.†	3,337	66,974
Ironwood Pharmaceuticals, Inc.†	10,323	199,027
Jounce Therapeutics, Inc.†	1,175	8,296
Kadmon Holdings, Inc.†	5,176	17,598
Kala Pharmaceuticals, Inc.†	867	11,002
Keryx Biopharmaceuticals, Inc.†	7,043	29,862
Lannett Co., Inc.†	2,163	27,578
Madrigal Pharmaceuticals, Inc.†	433	111,294
Mallinckrodt PLC†	6,134	143,842
Marinus Pharmaceuticals, Inc.†	2,713	20,076
MediciNova, Inc.†	2,917	27,595
Melinta Therapeutics, Inc.†	1,449	7,680
Minerva Neurosciences, Inc.†	2,281	18,362
Miragen Therapeutics, Inc.†	1,911	12,880
MyoKardia, Inc.†	2,273	130,470
Neos Therapeutics, Inc.†	2,063	11,243
Ocular Therapeutix, Inc.†	2,403	13,337
Odonate Therapeutics, Inc.†	505	9,984
Optinose, Inc.†	1,199	24,400
Pacira Pharmaceuticals, Inc.†	2,973	119,515
Paratek Pharmaceuticals, Inc.†	2,347	23,705
Prestige Brands Holdings, Inc.†	3,978	142,134
Progenics Pharmaceuticals, Inc.†	5,527	44,133
Ra Pharmaceuticals, Inc.†	1,076	11,836
Reata Pharmaceuticals, Inc., Class A†	1,185	83,080
Rhythm Pharmaceuticals, Inc.†	913	28,340
Rocket Pharmaceuticals, Inc.†	1,555	31,893
scPharmaceuticals, Inc.†	507	2,363
SIGA Technologies, Inc.†	3,868	29,358
Sorrento Therapeutics, Inc.†	6,478	36,277
Spero Therapeutics, Inc.†	497	5,725
Spring Bank Pharmaceuticals, Inc.†	827	10,610
Supernus Pharmaceuticals, Inc.†	3,649	193,215
Synergy Pharmaceuticals, Inc.†	18,521	31,486
Syros Pharmaceuticals, Inc.†	1,825	18,469
Tetraphase Pharmaceuticals, Inc.†	3,844	11,032
TG Therapeutics, Inc.†	4,408	51,794
TherapeuticsMD, Inc.†	12,524	65,375
Tyme Technologies, Inc.†	3,130	9,077
Vanda Pharmaceuticals, Inc.†	3,826	79,772
Voyager Therapeutics, Inc.†	1,598	30,138
Zogenix, Inc.†	2,633	149,423

		4,107,262

Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals, Inc.†	6,477	124,164
Amphastar Pharmaceuticals, Inc.†	2,649	46,225
Dova Pharmaceuticals, Inc.†	878	18,938
Endo International PLC†	16,697	207,711
Momenta Pharmaceuticals, Inc.†	5,718	169,253
Teligent, Inc.†	3,065	12,812

		579,103

Medical-HMO — 0.1%
Magellan Health, Inc.†	1,834	133,424
Tivity Health, Inc.†	2,980	100,426
Triple-S Management Corp., Class B†	1,646	58,449

		292,299

395

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	6,384	$21,323
LifePoint Health, Inc.†	2,648	171,590
Quorum Health Corp.†	2,124	10,280
Select Medical Holdings Corp.†	8,080	168,064
Surgery Partners, Inc.†	1,387	20,944
Tenet Healthcare Corp.†	6,238	234,736

		626,937

Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	3,673	132,485
Genesis Healthcare, Inc.†	4,167	6,292
National HealthCare Corp.	904	65,161

		203,938

Medical-Outpatient/Home Medical — 0.2%
Addus HomeCare Corp.†	568	37,573
Amedisys, Inc.†	2,132	199,619
Civitas Solutions, Inc.†	1,212	19,816
LHC Group, Inc.†	2,302	198,156
Providence Service Corp.†	845	59,218

		514,382

Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	4,552	85,896

Metal Processors & Fabrication — 0.4%
CIRCOR International, Inc.	1,211	53,708
Global Brass & Copper Holdings, Inc.	1,621	53,412
LB Foster Co., Class A†	729	17,897
Mueller Industries, Inc.	4,225	139,890
Park-Ohio Holdings Corp.	649	24,305
RBC Bearings, Inc.†	1,759	255,723
Rexnord Corp.†	7,792	235,630
Sun Hydraulics Corp.	2,130	110,888

		891,453

Metal Products-Distribution — 0.1%
Lawson Products, Inc.†	498	13,471
Olympic Steel, Inc.	686	15,167
Worthington Industries, Inc.	3,194	149,543

		178,181

Metal Products-Fasteners — 0.1%
Eastern Co.	406	11,977
TriMas Corp.†	3,416	101,114

		113,091

Metal-Aluminum — 0.1%
Century Aluminum Co.†	3,722	47,679
Kaiser Aluminum Corp.	1,220	136,176

		183,855

Metal-Diversified — 0.0%
Covia Holdings Corp.†	2,316	41,757

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.†	22,193	239,462

Mining Services — 0.0%
Havilah Mining Corp.†	1,255	335

Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.	540	24,608
FreightCar America, Inc.	890	16,296
Hillenbrand, Inc.	4,679	234,886

Security Description	Shares	Value (Note 2)
Miscellaneous Manufacturing (continued)
John Bean Technologies Corp.	2,333	$258,029

		533,819

Motion Pictures & Services — 0.1%
Eros International PLC†	2,333	31,379
IMAX Corp.†	4,091	90,411

		121,790

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	2,954	39,584

Multimedia — 0.1%
E.W. Scripps Co., Class A	3,399	44,527
Entravision Communications Corp., Class A	4,799	23,275
Liberty Media Corp. - Liberty Braves, Series A†	741	19,044
Liberty Media Corp. - Liberty Braves, Series C†	2,657	68,471

		155,317

Networking Products — 0.2%
A10 Networks, Inc.†	3,724	25,174
Calix, Inc.†	3,263	23,004
Extreme Networks, Inc.†	8,553	72,701
Infinera Corp.†	11,115	92,477
NeoPhotonics Corp.†	2,576	16,409
NETGEAR, Inc.†	2,328	153,299

		383,064

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	675	21,890

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†	5,455	16,092
Materion Corp.	1,499	93,988
Uranium Energy Corp.†	11,614	19,163

		129,243

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc.†	5,401	132,864
Casella Waste Systems, Inc., Class A†	2,971	81,881
Covanta Holding Corp.	8,762	157,716

		372,461

Office Automation & Equipment — 0.1%
Eastman Kodak Co.†	1,261	3,972
Pitney Bowes, Inc.	14,023	122,421

		126,393

Office Furnishings-Original — 0.3%
CompX International, Inc.	123	1,562
Herman Miller, Inc.	4,433	167,789
HNI Corp.	3,235	139,979
Interface, Inc.	4,402	98,605
Kimball International, Inc., Class B	2,695	43,524
Knoll, Inc.	3,609	81,383
Steelcase, Inc., Class A	6,323	86,941

		619,783

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	7,914	101,299

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.†	4,830	92,736
Noble Corp. PLC†	18,385	107,368

396

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil & Gas Drilling (continued)
Ocean Rig UDW, Inc.†	4,068	$114,067
Rowan Cos. PLC, Class A†	9,500	137,560

		451,731

Oil Companies-Exploration & Production — 1.4%
Abraxas Petroleum Corp.†	11,846	30,800
Alta Mesa Resources, Inc.†	7,147	43,168
Approach Resources, Inc.†	3,356	7,719
Bonanza Creek Energy, Inc.†	1,405	52,266
California Resources Corp.†	3,368	122,629
Callon Petroleum Co.†	16,749	180,219
Carrizo Oil & Gas, Inc.†	5,836	164,458
Denbury Resources, Inc.†	32,771	147,797
Earthstone Energy, Inc., Class A†	1,407	13,704
Eclipse Resources Corp.†	6,558	10,558
Energy XXI Gulf Coast, Inc.†	2,486	22,250
EP Energy Corp., Class A†	3,013	6,478
Evolution Petroleum Corp.	1,898	20,404
Exterran Corp.†	2,415	66,944
Goodrich Petroleum Corp.†	645	8,133
Gulfport Energy Corp.†	13,019	149,849
Halcon Resources Corp.†	9,945	38,885
HighPoint Resources Corp.†	8,104	53,000
Isramco, Inc.†	55	6,490
Jagged Peak Energy, Inc.†	4,784	68,411
Laredo Petroleum, Inc.†	11,593	108,047
Lilis Energy, Inc.†	3,314	15,543
Matador Resources Co.†	7,375	247,062
Midstates Petroleum Co., Inc.†	1,117	14,644
Northern Oil and Gas, Inc.†	8,048	29,939
Oasis Petroleum, Inc.†	20,085	245,439
Panhandle Oil and Gas, Inc., Class A	1,175	23,970
PDC Energy, Inc.†	4,940	311,121
Penn Virginia Corp.†	925	78,181
Resolute Energy Corp.†	1,627	50,014
Ring Energy, Inc.†	4,266	52,728
Rosehill Resources, Inc.†	82	720
Sanchez Energy Corp.†	5,694	25,338
SandRidge Energy, Inc.†	2,284	37,275
SilverBow Resources, Inc.†	528	16,088
Southwestern Energy Co.†	43,948	225,893
SRC Energy, Inc.†	18,031	204,111
Talos Energy, Inc.†	1,502	55,784
Ultra Petroleum Corp.†	11,865	21,001
Unit Corp.†	3,900	97,110
W&T Offshore, Inc.†	6,930	48,094
WildHorse Resource Development Corp.†	2,034	44,606
Zion Oil & Gas, Inc.†	3,972	12,273

		3,179,143

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	2,837	146,247
Flotek Industries, Inc.†	4,101	12,713
Forum Energy Technologies, Inc.†	6,038	79,400
Natural Gas Services Group, Inc.†	930	20,553
Profire Energy, Inc.†	1,762	6,132
Smart Sand, Inc.†	1,658	9,616
Thermon Group Holdings, Inc.†	2,415	60,544

		335,205

Security Description	Shares	Value (Note 2)
Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	161	$6,440
CVR Energy, Inc.	1,176	46,205
Delek US Holdings, Inc.	6,228	332,077
Murphy USA, Inc.†	2,316	183,520
Par Pacific Holdings, Inc.†	2,318	40,588
Trecora Resources†	1,545	23,175

		632,005

Oil-Field Services — 0.9%
Archrock, Inc.	9,478	129,375
Basic Energy Services, Inc.†	1,430	16,130
Bristow Group, Inc.†	2,425	33,901
C&J Energy Services, Inc.†	4,807	111,811
CARBO Ceramics, Inc.†	1,517	14,154
DMC Global, Inc.	1,064	43,677
Era Group, Inc.†	1,504	21,251
Frank’s International NV	5,456	45,994
FTS International, Inc.†	1,687	20,244
Gulfmark Offshore, Inc.†	277	10,440
Helix Energy Solutions Group, Inc.†	10,487	104,975
Independence Contract Drilling, Inc.†	2,558	10,309
Keane Group, Inc.†	4,106	57,936
Key Energy Services, Inc.†	762	12,771
Liberty Oilfield Services, Inc., Class A†	1,106	21,678
Mammoth Energy Services, Inc.†	632	23,523
Matrix Service Co.†	1,973	39,361
McDermott International, Inc.†	13,372	240,830
MRC Global, Inc.†	6,264	141,880
NCS Multistage Holdings, Inc.†	729	11,562
Newpark Resources, Inc.†	6,552	72,400
Nine Energy Service, Inc.†	596	17,409
NOW, Inc.†	8,040	120,198
Nuverra Environmental Solutions, Inc.†	95	1,130
Oceaneering International, Inc.	7,369	201,616
Oil States International, Inc.†	4,443	155,061
PHI, Inc.†	873	7,255
Pioneer Energy Services Corp.†	5,685	18,760
ProPetro Holding Corp.†	5,283	86,852
Quintana Energy Services, Inc.†	464	3,373
SEACOR Holdings, Inc.†	1,276	67,334
Select Energy Services, Inc., Class A†	3,365	51,417
Solaris Oilfield Infrastructure, Inc., Class A†	1,940	30,439
Superior Energy Services, Inc.†	11,431	112,481
TETRA Technologies, Inc.†	9,073	39,105

		2,096,632

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	835	25,133

Optical Supplies — 0.0%
STAAR Surgical Co.†	3,102	95,697

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,204	27,210
Neenah, Inc.	1,243	109,136
P.H. Glatfelter Co.	3,238	53,006
Schweitzer-Mauduit International, Inc.	2,290	95,012
Verso Corp., Class A†	2,569	53,615

		337,979

Pastoral & Agricultural — 0.0%
Phibro Animal Health Corp., Class A	1,487	71,227

397

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	2,409	$32,425

Pharmacy Services — 0.1%
BioScrip, Inc.†	9,429	24,987
Diplomat Pharmacy, Inc.†	4,230	87,899

		112,886

Photo Equipment & Supplies — 0.0%
Ambarella, Inc.†	2,413	94,541

Physical Therapy/Rehabilitation Centers — 0.0%
AAC Holdings, Inc.†	981	10,192
U.S. Physical Therapy, Inc.	929	97,313

		107,505

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†	1,846	44,636

Pipelines — 0.1%
NextDecade Corp.†	570	3,688
SemGroup Corp., Class A	5,897	148,310
Tellurian, Inc.†	6,025	47,055

		199,053

Pollution Control — 0.0%
CECO Environmental Corp.	2,260	15,526

Poultry — 0.1%
Sanderson Farms, Inc.	1,522	153,463

Power Converter/Supply Equipment — 0.2%
Energous Corp.†	1,736	23,818
Generac Holdings, Inc.†	4,521	243,004
Powell Industries, Inc.	659	24,152
SPX Corp.†	3,209	119,054
SunPower Corp.†	4,591	33,331
Vicor Corp.†	1,284	73,894

		517,253

Precious Metals — 0.1%
Coeur Mining, Inc.†	13,824	96,768
Hecla Mining Co.	33,780	108,096
Tahoe Resources, Inc.	23,148	104,398

		309,262

Printing-Commercial — 0.3%
Cimpress NV†	1,642	239,847
Deluxe Corp.	3,559	209,732
Ennis, Inc.	1,852	40,281
LSC Communications, Inc.	2,559	38,436
Quad/Graphics, Inc.	2,446	50,290
RR Donnelley & Sons Co.	5,264	31,057

		609,643

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	9,339	195,185

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	7,712	48,971
Scholastic Corp.	2,099	87,654

		136,625

Publishing-Newspapers — 0.2%
Daily Journal Corp.†	83	19,487
Gannett Co., Inc.	8,443	89,242
New York Times Co., Class A	9,792	242,842
Tronc, Inc.†	1,284	20,082

		371,653

Security Description	Shares	Value (Note 2)
Publishing-Periodicals — 0.1%
Meredith Corp.	2,939	$156,208
Value Line, Inc.	81	1,847

		158,055

Quarrying — 0.1%
Compass Minerals International, Inc.	2,540	172,339

Racetracks — 0.2%
Churchill Downs, Inc.	878	251,064
Empire Resorts, Inc.†	263	3,643
International Speedway Corp., Class A	1,805	78,156
Penn National Gaming, Inc.†	6,378	204,415
Speedway Motorsports, Inc.	853	15,055

		552,333

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	358	2,309
Entercom Communications Corp., Class A	9,542	72,042
Saga Communications, Inc., Class A	284	10,750

		85,101

Real Estate Investment Trusts — 5.5%
Acadia Realty Trust	6,004	162,588
AG Mtg. Investment Trust, Inc.	2,094	40,896
Agree Realty Corp.	2,248	119,684
Alexander’s, Inc.	159	58,906
American Assets Trust, Inc.	2,869	110,256
Americold Realty Trust	3,915	84,212
Anworth Mtg. Asset Corp.	7,258	36,580
Apollo Commercial Real Estate Finance, Inc.	9,192	175,475
Arbor Realty Trust, Inc.	4,053	46,083
Ares Commercial Real Estate Corp.	1,997	28,198
Armada Hoffler Properties, Inc.	3,354	50,645
ARMOUR Residential REIT, Inc.	3,101	73,711
Ashford Hospitality Trust, Inc.	6,333	50,031
Blackstone Mortgage Trust, Inc., Class A	7,619	252,494
Bluerock Residential Growth REIT, Inc.	1,781	16,332
Braemar Hotels & Resorts, Inc.	2,180	24,917
BRT Realty Trust	615	8,075
Capstead Mtg. Corp.	6,858	57,401
CareTrust REIT, Inc.	5,632	95,237
CatchMark Timber Trust, Inc., Class A	3,660	45,457
CBL & Associates Properties, Inc.	12,621	68,784
Cedar Realty Trust, Inc.	6,592	31,378
Chatham Lodging Trust	3,372	72,633
Cherry Hill Mtg. Investment Corp.	949	17,481
Chesapeake Lodging Trust	4,421	141,560
City Office REIT, Inc.	2,644	33,711
Clipper Realty, Inc.	1,108	11,789
Colony Credit Real Estate, Inc.	6,259	133,066
Community Healthcare Trust, Inc.	1,299	38,970
CoreCivic, Inc.	8,853	226,991
CorEnergy Infrastructure Trust, Inc.	886	33,695
CorePoint Lodging, Inc.†	3,032	76,588
Cousins Properties, Inc.	31,345	292,135
CYS Investments, Inc.	11,551	84,438
DiamondRock Hospitality Co.	14,911	177,739
Drive Shack, Inc.†	4,506	27,937
Dynex Capital, Inc.	4,045	26,899
Easterly Government Properties, Inc.	3,414	64,695
EastGroup Properties, Inc.	2,564	244,400

398

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Education Realty Trust, Inc.	5,666	$234,346
Exantas Capital Corp.	2,263	23,739
First Industrial Realty Trust, Inc.	9,284	302,194
Four Corners Property Trust, Inc.	4,601	114,565
Franklin Street Properties Corp.	7,771	68,463
Front Yard Residential Corp.	3,676	35,510
GEO Group, Inc.	9,050	234,214
Getty Realty Corp.	2,405	68,903
Gladstone Commercial Corp.	2,095	41,565
Gladstone Land Corp.	974	11,571
Global Medical REIT, Inc.	1,411	11,923
Global Net Lease, Inc.	5,049	106,837
Government Properties Income Trust	7,357	110,870
Gramercy Property Trust	11,954	327,420
Great Ajax Corp.	1,198	16,017
Healthcare Realty Trust, Inc.	9,242	274,580
Hersha Hospitality Trust	2,654	57,300
Independence Realty Trust, Inc.	6,501	65,985
Industrial Logistics Properties Trust	1,504	34,742
InfraREIT, Inc.	3,295	69,030
Innovative Industrial Properties, Inc.	478	15,478
Invesco Mtg. Capital, Inc.	8,375	138,941
Investors Real Estate Trust	8,938	48,980
iStar, Inc.†	4,850	52,720
Jernigan Capital, Inc.	1,008	18,336
Kite Realty Group Trust	6,167	104,037
KKR Real Estate Finance Trust, Inc.	1,189	24,636
LaSalle Hotel Properties	8,259	286,340
Lexington Realty Trust	16,059	141,159
LTC Properties, Inc.	2,932	123,642
Mack-Cali Realty Corp.	6,744	131,306
MedEquities Realty Trust, Inc.	2,132	23,878
Monmouth Real Estate Investment Corp.	5,679	94,669
MTGE Investment Corp.	3,210	64,361
National Health Investors, Inc.	3,001	224,595
National Storage Affiliates Trust	3,772	108,747
New Senior Investment Group, Inc.	5,562	39,379
New York Mortgage Trust, Inc.	8,351	51,860
NexPoint Residential Trust, Inc.	1,230	36,826
NorthStar Realty Europe Corp.	3,489	47,764
One Liberty Properties, Inc.	1,116	30,087
Orchid Island Capital, Inc.	3,980	32,357
Pebblebrook Hotel Trust	5,080	195,834
Pennsylvania Real Estate Investment Trust	5,128	54,459
PennyMac Mtg. Investment Trust	4,466	86,149
Physicians Realty Trust	13,616	214,588
Piedmont Office Realty Trust, Inc., Class A	9,552	188,939
PotlatchDeltic Corp.	4,590	214,583
Preferred Apartment Communities, Inc., Class A	2,916	49,339
PS Business Parks, Inc.	1,484	189,611
QTS Realty Trust, Inc., Class A	3,797	162,322
Ramco-Gershenson Properties Trust	5,913	77,756
Redwood Trust, Inc.	5,592	94,002
Retail Opportunity Investments Corp.	8,281	156,594
Rexford Industrial Realty, Inc.	6,010	184,146
RLJ Lodging Trust	12,961	292,789
Ryman Hospitality Properties, Inc.	3,334	283,423
Sabra Health Care REIT, Inc.	13,261	286,570

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Saul Centers, Inc.	864	$46,034
Select Income REIT	4,718	98,370
Seritage Growth Properties, Class A	2,406	101,798
Spirit MTA REIT†	3,208	32,048
STAG Industrial, Inc.	7,294	199,272
Summit Hotel Properties, Inc.	7,708	109,068
Sunstone Hotel Investors, Inc.	16,814	273,564
Sutherland Asset Management Corp.	1,316	21,977
Tanger Factory Outlet Centers, Inc.	6,850	163,373
Terreno Realty Corp.	4,101	151,368
Tier REIT, Inc.	3,555	84,502
UMH Properties, Inc.	2,439	37,658
Universal Health Realty Income Trust	955	64,281
Urban Edge Properties	8,154	184,933
Urstadt Biddle Properties, Inc., Class A	2,204	49,061
Washington Prime Group, Inc.	13,932	111,874
Washington Real Estate Investment Trust	5,874	179,098
Western Asset Mtg. Capital Corp.	3,015	33,376
Whitestone REIT	2,845	36,985
Xenia Hotels & Resorts, Inc.	8,017	195,535

		12,297,218

Real Estate Management/Services — 0.2%
Farmland Partners, Inc.	2,364	15,933
HFF, Inc., Class A	2,798	125,938
Marcus & Millichap, Inc.†	1,449	58,264
Newmark Group, Inc., Class A	1,734	24,172
RE/MAX Holdings, Inc., Class A	1,329	67,513
Redfin Corp.†	5,517	135,167
Safety Income and Growth, Inc.	589	10,484

		437,471

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	5,090	121,905
American Realty Investors, Inc.†	154	2,798
Consolidated-Tomoka Land Co.	290	18,998
Forestar Group, Inc.†	786	17,842
FRP Holdings, Inc.†	527	34,255
Griffin Industrial Realty, Inc.	62	2,580
Maui Land & Pineapple Co., Inc.†	505	6,439
RMR Group, Inc., Class A	525	45,570
Stratus Properties, Inc.†	437	13,460
Transcontinental Realty Investors, Inc.†	125	4,351
Trinity Place Holdings, Inc.†	1,307	8,404

		276,602

Recreational Centers — 0.2%
Planet Fitness, Inc., Class A†	6,592	313,252
St. Joe Co.†	2,769	48,873
Town Sports International Holdings, Inc.†	1,079	11,653

		373,778

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	2,416	53,563
LCI Industries	1,821	167,441
Malibu Boats, Inc., Class A†	1,526	57,362
MCBC Holdings, Inc.†	1,374	34,295

		312,661

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	5,247	227,248

399

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rental Auto/Equipment (continued)
Avis Budget Group, Inc.†	5,105	$177,909
CAI International, Inc.†	1,362	31,271
Herc Holdings, Inc.†	1,790	101,708
Hertz Global Holdings, Inc.†	4,086	62,230
McGrath RentCorp	1,797	106,706
Rent-A-Center, Inc.†	3,306	49,061
Textainer Group Holdings, Ltd.†	2,032	32,309

		788,442

Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	1,600	190,576
SeaWorld Entertainment, Inc.†	4,092	87,160

		277,736

Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	5,071	120,132
American Eagle Outfitters, Inc.	12,023	302,739
Ascena Retail Group, Inc.†	13,050	48,024
Boot Barn Holdings, Inc.†	1,441	33,705
Buckle, Inc.	2,147	51,635
Caleres, Inc.	3,137	105,058
Cato Corp., Class A	1,668	41,533
Chico’s FAS, Inc.	9,527	82,885
Children’s Place, Inc.	1,191	146,374
DSW, Inc., Class A	5,119	140,465
Duluth Holdings, Inc., Class B†	615	14,157
Express, Inc.†	5,484	52,811
Francesca’s Holdings Corp.†	2,596	21,132
Genesco, Inc.†	1,449	58,974
Guess?, Inc.	4,292	97,257
J. Jill, Inc.†	1,224	10,025
New York & Co., Inc.†	2,158	10,574
Shoe Carnival, Inc.	791	24,814
Tailored Brands, Inc.	3,702	74,632
Tilly’s, Inc., Class A	1,079	16,725
Vera Bradley, Inc.†	1,690	22,460
Winmark Corp.	186	27,379

		1,503,490

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,464	49,630

Retail-Automobile — 0.2%
America’s Car-Mart, Inc.†	439	28,096
Asbury Automotive Group, Inc.†	1,522	106,996
Group 1 Automotive, Inc.	1,502	105,125
Lithia Motors, Inc., Class A	1,764	157,084
Rush Enterprises, Inc., Class A†	2,240	101,002
Rush Enterprises, Inc., Class B†	336	15,117
Sonic Automotive, Inc., Class A	1,787	36,365

		549,785

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	10,024	187,750

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,861	16,079
Barnes & Noble, Inc.	4,443	27,102

		43,181

Retail-Building Products — 0.2%
At Home Group, Inc.†	1,980	71,815
Beacon Roofing Supply, Inc.†	5,082	213,851
BMC Stock Holdings, Inc.†	5,024	110,528

Security Description	Shares	Value (Note 2)
Retail-Building Products (continued)
Foundation Building Materials, Inc.†	1,099	$15,924
GMS, Inc.†	2,427	63,684
Lumber Liquidators Holdings, Inc.†	2,121	41,020
Tile Shop Holdings, Inc.	2,996	24,867

		541,689

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	860	29,111

Retail-Discount — 0.2%
Big Lots, Inc.	3,130	135,936
Citi Trends, Inc.	947	26,904
Ollie’s Bargain Outlet Holdings, Inc.†	3,705	257,498

		420,338

Retail-Drug Store — 0.1%
Rite Aid Corp.†	78,439	157,662

Retail-Hair Salons — 0.0%
Regis Corp.†	2,638	46,059

Retail-Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	761	19,025
Haverty Furniture Cos., Inc.	1,408	27,878
Kirkland’s, Inc.†	1,174	13,360
La-Z-Boy, Inc.	3,479	106,110
Pier 1 Imports, Inc.	5,898	12,740
RH†	1,437	195,231

		374,344

Retail-Jewelry — 0.1%
Movado Group, Inc.	1,172	58,366
Signet Jewelers, Ltd.	4,399	253,998

		312,364

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	1,598	29,962
Party City Holdco, Inc.†	2,569	40,462

		70,424

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	23,400	57,330
Sears Holdings Corp.†	3,028	5,572

		62,902

Retail-Misc./Diversified — 0.4%
Container Store Group, Inc.†	1,176	7,797
Five Below, Inc.†	4,072	395,635
Gaia, Inc.†	839	15,270
GameStop Corp., Class A	7,473	107,686
Hudson, Ltd., Class A†	2,965	50,108
PriceSmart, Inc.	1,648	134,724
Sally Beauty Holdings, Inc.†	9,130	150,554

		861,774

Retail-Office Supplies — 0.0%
Office Depot, Inc.	41,394	103,899

Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	3,732	42,731
FirstCash, Inc.	3,319	269,503

		312,234

Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	1,956	56,724
PetIQ, Inc.†	759	20,797
PetMed Express, Inc.	1,487	55,212

		132,733

400

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	4,994	$138,983

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	879	70,557

Retail-Restaurants — 1.1%
Biglari Holdings, Inc., Class A†	7	6,842
Biglari Holdings, Inc., Class B†	70	13,260
BJ’s Restaurants, Inc.	1,523	96,330
Bloomin’ Brands, Inc.	6,245	120,778
Bojangles’, Inc.†	1,298	17,069
Brinker International, Inc.	3,271	154,293
Cannae Holdings, Inc.†	5,067	92,473
Carrols Restaurant Group, Inc.†	2,589	37,541
Cheesecake Factory, Inc.	3,186	178,512
Chuy’s Holdings, Inc.†	1,247	39,468
Cracker Barrel Old Country Store, Inc.	1,435	210,220
Dave & Buster’s Entertainment, Inc.†	2,970	145,975
Del Frisco’s Restaurant Group, Inc.†	1,508	12,893
Del Taco Restaurants, Inc.†	2,315	29,956
Denny’s Corp.†	4,621	67,236
Dine Brands Global, Inc.	1,249	88,716
El Pollo Loco Holdings, Inc.†	1,598	18,537
Fiesta Restaurant Group, Inc.†	1,770	51,418
Habit Restaurants, Inc., Class A†	1,520	19,304
J Alexander’s Holdings, Inc.†	957	10,240
Jack in the Box, Inc.	2,196	184,991
Nathan’s Famous, Inc.	213	20,927
Noodles & Co.†	944	9,865
Papa John’s International, Inc.	1,685	70,703
Potbelly Corp.†	1,706	21,154
Red Robin Gourmet Burgers, Inc.†	968	45,786
Ruth’s Hospitality Group, Inc.	2,152	62,300
Shake Shack, Inc., Class A†	1,838	114,563
Sonic Corp.	2,654	93,288
Texas Roadhouse, Inc.	5,055	317,656
Wingstop, Inc.	2,164	106,793
Zoe’s Kitchen, Inc.†	1,414	13,787

		2,472,874

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	1,496	9,649
Hibbett Sports, Inc.†	1,414	32,452
Sportsman’s Warehouse Holdings, Inc.†	2,768	14,089
Zumiez, Inc.†	1,383	31,325

		87,515

Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	2,535	103,073

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†	6,120	19,462

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	13,933	133,617
Capital Senior Living Corp.†	1,833	18,312

		151,929

Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	3,781	107,948

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	2,279	49,112
Proto Labs, Inc.†	2,020	251,793
Trinseo SA	3,237	241,804

		542,709

Security Description	Shares	Value (Note 2)
Satellite Telecom — 0.1%
Intelsat SA†	2,974	$57,993
Iridium Communications, Inc.†	7,154	123,764
Loral Space & Communications, Inc.†	957	37,802

		219,559

Savings & Loans/Thrifts — 1.2%
Banc of California, Inc.	3,207	64,140
BankFinancial Corp.	1,025	17,159
Beneficial Bancorp, Inc.	5,085	82,631
Berkshire Hills Bancorp, Inc.	3,035	123,221
BofI Holding, Inc.†	4,411	172,117
Brookline Bancorp, Inc.	5,889	107,180
BSB Bancorp, Inc.†	628	21,164
Capitol Federal Financial, Inc.	9,603	125,511
Charter Financial Corp.	911	20,579
Community Bankers Trust Corp.†	1,600	15,200
Dime Community Bancshares, Inc.	2,418	41,590
Entegra Financial Corp.†	500	14,575
ESSA Bancorp, Inc.	709	11,131
First Defiance Financial Corp.	1,486	47,790
First Financial Northwest, Inc.	614	10,843
First Savings Financial Group, Inc.	136	9,418
Flagstar Bancorp, Inc.†	2,202	74,978
Flushing Financial Corp.	2,043	51,238
FS Bancorp, Inc.	235	14,422
Greene County Bancorp, Inc.	226	7,661
Hingham Institution for Savings	99	21,886
Home Bancorp, Inc.	583	26,579
HomeTrust Bancshares, Inc.†	1,305	37,976
Investors Bancorp, Inc.	18,656	233,573
Malvern Bancorp, Inc.†	476	11,781
Meridian Bancorp, Inc.	3,582	65,551
Meta Financial Group, Inc.	694	62,078
MutualFirst Financial, Inc.	435	16,704
Northfield Bancorp, Inc.	3,237	53,928
Northwest Bancshares, Inc.	7,131	128,501
OceanFirst Financial Corp.	3,540	103,262
Oconee Federal Financial Corp.	71	1,932
Oritani Financial Corp.	2,991	47,856
Pacific Premier Bancorp, Inc.†	3,397	125,689
Provident Financial Services, Inc.	4,623	118,071
Prudential Bancorp, Inc.	662	12,545
Riverview Bancorp, Inc.	1,580	14,378
SI Financial Group, Inc.	841	11,732
Southern Missouri Bancorp, Inc.	529	20,970
Territorial Bancorp, Inc.	580	17,690
Timberland Bancorp, Inc.	486	17,603
United Community Financial Corp.	3,614	37,766
United Financial Bancorp, Inc.	3,779	66,170
Washington Federal, Inc.	6,293	211,130
Waterstone Financial, Inc.	1,899	32,283
WSFS Financial Corp.	2,247	127,405

		2,657,587

Schools — 0.3%
Adtalem Global Education, Inc.†	4,463	243,457
American Public Education, Inc.†	1,194	52,655
Cambium Learning Group, Inc.†	1,079	12,797
Capella Education Co.	862	89,648
Career Education Corp.†	5,065	93,196
K12, Inc.†	2,854	46,691
Laureate Education, Inc., Class A†	3,757	55,641
Strategic Education, Inc.	803	94,626

		688,711

401

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Security Services — 0.1%
Brink’s Co.	3,747	$299,198

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	1,573	12,285
ION Geophysical Corp.†	792	20,275

		32,560

Semiconductor Components-Integrated Circuits — 0.4%
Aquantia Corp.†	1,578	20,135
Cirrus Logic, Inc.†	4,743	205,182
Integrated Device Technology, Inc.†	9,886	340,375
MaxLinear, Inc.†	4,659	80,647
Power Integrations, Inc.	2,135	152,653

		798,992

Semiconductor Equipment — 0.7%
ACM Research, Inc., Class A†	604	7,828
Advanced Energy Industries, Inc.†	2,922	178,943
Axcelis Technologies, Inc.†	2,388	52,536
Brooks Automation, Inc.	5,180	158,404
Cabot Microelectronics Corp.	1,898	228,614
Cohu, Inc.	2,109	53,105
Entegris, Inc.	10,580	371,887
FormFactor, Inc.†	5,449	70,565
Nanometrics, Inc.†	1,681	63,306
Photronics, Inc.†	5,059	45,531
Rudolph Technologies, Inc.†	2,348	67,153
Ultra Clean Holdings, Inc.†	2,864	38,435
Veeco Instruments, Inc.†	3,603	52,784
Xcerra Corp.†	4,005	57,031

		1,446,122

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	3,310	92,514
Atkore International Group, Inc.†	2,942	69,608
Northwest Pipe Co.†	712	13,927
Omega Flex, Inc.	217	20,025
TimkenSteel Corp.†	2,981	41,436

		237,510

Steel-Producers — 0.3%
AK Steel Holding Corp.†	23,478	108,703
Carpenter Technology Corp.	3,477	190,435
Commercial Metals Co.	8,679	193,889
Ryerson Holding Corp.†	1,187	13,710
Schnitzer Steel Industries, Inc., Class A	1,952	64,318
Shiloh Industries, Inc.†	1,099	9,067

		580,122

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	9,357	260,125
Universal Stainless & Alloy Products, Inc.†	523	15,643

		275,768

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	3,312	141,257
Wesco Aircraft Holdings, Inc.†	4,038	48,254

		189,511

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,281	54,219

Security Description	Shares	Value (Note 2)
Telecom Equipment-Fiber Optics — 0.4%
Acacia Communications, Inc.†	2,039	$65,533
Ciena Corp.†	10,682	271,323
Clearfield, Inc.†	846	10,956
Finisar Corp.†	8,562	144,270
Harmonic, Inc.†	6,203	28,534
KVH Industries, Inc.†	1,206	14,954
Oclaro, Inc.†	12,543	106,114
Viavi Solutions, Inc.†	16,945	171,483

		813,167

Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	5,229	66,617
Fluent, Inc.†	2,428	5,706
Fusion Connect, Inc.†	1,554	6,232
GTT Communications, Inc.†	2,602	115,659
HC2 Holdings, Inc.†	3,170	18,323
Ooma, Inc.†	1,361	21,912
ORBCOMM, Inc.†	5,452	52,121
RigNet, Inc.†	1,047	12,878
Spok Holdings, Inc.	1,393	20,198
Vonage Holdings Corp.†	16,480	211,109

		530,755

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	3,570	58,013
Casa Systems, Inc.†	1,080	16,448
Comtech Telecommunications Corp.	1,714	57,591
DASAN Zhone Solutions, Inc.†	438	4,060
Maxar Technologies, Ltd.	4,222	206,751
Plantronics, Inc.	2,471	169,659
Preformed Line Products Co.	228	20,018
Quantenna Communications, Inc.†	2,476	39,443

		571,983

Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	3,418	45,629
Frontier Communications Corp.	5,888	30,735
Shenandoah Telecommunications Co.	3,479	114,807
Windstream Holdings, Inc.†	3,040	10,701

		201,872

Television — 0.4%
Central European Media Enterprises, Ltd., Class A†	6,421	24,881
Gray Television, Inc.†	5,954	91,989
Nexstar Media Group, Inc., Class A	3,337	248,440
Sinclair Broadcast Group, Inc., Class A	5,373	138,624
TEGNA, Inc.	16,160	178,245
World Wrestling Entertainment, Inc., Class A	3,146	248,880

		931,059

Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	961	26,946
Unifi, Inc.†	1,164	35,118

		62,064

Textile-Products — 0.0%
Culp, Inc.	832	20,634

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	3,873	63,130
National CineMedia, Inc.	5,749	47,486

402

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Theaters (continued)
Reading International, Inc., Class A†	1,251	$19,766

		130,382

Therapeutics — 0.3%
Akebia Therapeutics, Inc.†	3,757	38,697
Anika Therapeutics, Inc.†	1,074	42,992
Concert Pharmaceuticals, Inc.†	1,586	25,360
Fennec Pharmaceuticals, Inc.†	844	7,765
Flexion Therapeutics, Inc.†	2,503	59,721
G1 Therapeutics, Inc.†	1,520	78,052
La Jolla Pharmaceutical Co.†	1,598	52,846
MannKind Corp.†	10,437	16,073
Mersana Therapeutics, Inc.†	928	10,950
Mirati Therapeutics, Inc.†	1,350	82,890
Portola Pharmaceuticals, Inc.†	4,852	173,702
Proteostasis Therapeutics, Inc.†	1,875	4,650
Recro Pharma, Inc.†	1,300	6,734
Vital Therapies, Inc.†	2,265	18,007
Xencor, Inc.†	3,444	128,186
Zafgen, Inc.†	1,701	17,690

		764,315

Tobacco — 0.1%
22nd Century Group, Inc.†	8,658	21,645
Alliance One International, Inc.†	625	10,250
Turning Point Brands, Inc.	590	19,741
Universal Corp.	1,841	127,213
Vector Group, Ltd.	7,270	134,132

		312,981

Toys — 0.0%
Funko, Inc., Class A†	782	13,732

Transactional Software — 0.1%
ACI Worldwide, Inc.†	8,552	220,984
InnerWorkings, Inc.†	3,285	29,105

		250,089

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	4,350	98,006
Atlas Air Worldwide Holdings, Inc.†	1,765	118,343

		216,349

Transport-Equipment & Leasing — 0.2%
GATX Corp.	2,802	230,717
General Finance Corp.†	727	9,960
Greenbrier Cos., Inc.	2,359	133,637
Willis Lease Finance Corp.†	230	7,181

		381,495

Transport-Marine — 0.3%
Ardmore Shipping Corp.†	2,440	16,470
Costamare, Inc.	3,635	25,227
DHT Holdings, Inc.	6,849	29,108
Dorian LPG, Ltd.†	2,065	17,552
Eagle Bulk Shipping, Inc.†	3,555	20,441
Frontline, Ltd.†	5,732	29,291
GasLog, Ltd.	3,036	51,157
Genco Shipping & Trading, Ltd.†	605	8,984
Golar LNG, Ltd.	7,052	183,423
International Seaways, Inc.†	1,621	35,289
Nordic American Tankers, Ltd.	10,453	23,519
Overseas Shipholding Group, Inc., Class A†	4,248	15,293

Security Description	Shares	Value (Note 2)
Transport-Marine (continued)
Safe Bulkers, Inc.†	3,790	$12,583
Scorpio Bulkers, Inc.	4,336	32,737
Scorpio Tankers, Inc.	21,883	47,048
Ship Finance International, Ltd.	6,212	90,385
Teekay Corp.	5,106	35,589
Teekay Tankers, Ltd., Class A	14,245	13,511
Tidewater, Inc.†	1,785	61,279

		748,886

Transport-Services — 0.2%
CryoPort, Inc.†	1,863	27,498
Echo Global Logistics, Inc.†	2,085	71,828
Hub Group, Inc., Class A†	2,436	113,031
Matson, Inc.	3,157	113,652
Radiant Logistics, Inc.†	2,900	11,571

		337,580

Transport-Truck — 0.3%
ArcBest Corp.	1,913	89,050
Covenant Transportation Group, Inc., Class A†	919	26,633
Daseke, Inc.†	3,057	26,565
Forward Air Corp.	2,187	139,749
Heartland Express, Inc.	3,484	66,858
Marten Transport, Ltd.	2,914	63,671
P.A.M. Transportation Services, Inc.†	165	9,001
Saia, Inc.†	1,910	143,918
Universal Logistics Holdings, Inc.	619	20,737
USA Truck, Inc.†	590	12,874
Werner Enterprises, Inc.	3,564	132,759
YRC Worldwide, Inc.†	2,474	24,097

		755,912

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	5,412	90,110

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	1,437	16,382

Veterinary Diagnostics — 0.2%
Heska Corp.†	496	49,724
Kindred Biosciences, Inc.†	1,928	26,124
Neogen Corp.†	3,747	308,753

		384,601

Virtual Reality Products — 0.0%
Vuzix Corp.†	1,755	10,881

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	672	8,917
Natural Health Trends Corp.	549	13,105
Nature’s Sunshine Products, Inc.†	635	5,017
USANA Health Sciences, Inc.†	944	124,844

		151,883

Water — 0.3%
American States Water Co.	2,727	163,947
Artesian Resources Corp., Class A	591	21,802
California Water Service Group	3,579	147,097
Connecticut Water Service, Inc.	898	57,849
Consolidated Water Co., Ltd.	1,097	15,413
Global Water Resources, Inc.	738	7,004
Middlesex Water Co.	1,187	52,572
PICO Holdings, Inc.	1,547	18,719

403

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Water (continued)
SJW Group	1,284	$83,049
York Water Co.	960	29,760

		597,212

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	812	13,430
Energy Recovery, Inc.†	2,685	21,722
Evoqua Water Technologies Corp.†	5,641	120,379
Pure Cycle Corp.†	1,274	13,823

		169,354

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	5,231	42,894
NIC, Inc.	4,796	78,655
Q2 Holdings, Inc.†	2,729	161,420
Web.com Group, Inc.†	3,009	75,676

		358,645

Web Portals/ISP — 0.0%
Meet Group, Inc.†	5,192	21,080

Wire & Cable Products — 0.1%
Belden, Inc.	3,012	195,027
Encore Wire Corp.	1,518	74,002
Insteel Industries, Inc.	1,358	55,855

		324,884

Wireless Equipment — 0.3%
Aerohive Networks, Inc.†	2,442	9,768
CalAmp Corp.†	2,594	59,039
Gogo, Inc.†	4,299	15,390
InterDigital, Inc.	2,579	212,639
ViaSat, Inc.†	4,081	287,058

		583,894

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	2,594	25,266

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,845	108,793
ViewRay, Inc.†	3,691	43,997

		152,790

Total Common Stocks (cost $146,768,066)		165,759,549

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 4.5%
iShares Russell 2000 ETF	56,640	$9,394,877
Vanguard Russell 2000 ETF	5,200	693,056

Total Exchange-Traded Funds (cost $8,930,616)		10,087,933

Total Long-Term Investment Securities (cost $155,698,682)		175,847,482

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Treasuries — 1.0%
United States Treasury Bills
1.82% due 08/16/2018(2)	$100,000	99,922
1.89% due 09/13/2018(2)	100,000	99,775
1.90% due 09/06/2018(2)	100,000	99,811
1.90% due 09/20/2018(2)	50,000	49,868
1.92% due 10/04/2018(2)	200,000	199,315
1.96% due 11/01/2018(2)	120,000	119,387
1.99% due 11/15/2018(2)	750,000	745,575
2.01% due 11/29/2018(2)	45,000	44,696
2.02% due 12/06/2018(2)	700,000	694,975

Total Short-Term Investment Securities (cost $2,153,412)		2,153,324

REPURCHASE AGREEMENTS — 19.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount $43,490,423 collateralized by $44,625,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2026 and having an approximate value of $44,361,177 (cost $43,490,000)	43,490,000	43,490,000

TOTAL INVESTMENTS (cost $201,342,094)(3)	99.8%	221,490,806
Other assets less liabilities	0.2	459,481

NET ASSETS	100.0%	$221,950,287

†	Non-income producing security
(1)	Security classified as Level 3 (See Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
546	Long	Russell 2000 Mini Index	September 2018	$45,840,025	$45,656,520	$(183,505)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

404

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial	$100,318	$—	$1,215	$101,533
Other Industries	165,658,016	—	—	165,658,016
Exchange-Traded Funds	10,087,933	—	—	10,087,933
Short-Term Securities	—	2,153,324	—	2,153,324
Repurchase Agreements	—	43,490,000	—	43,490,000

Total Investments at Value	$175,846,267	$45,643,324	$1,215	$221,490,806

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$183,505	$—	$—	$183,505

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

405

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

United States Treasury Notes	7.8%
United States Treasury Bonds	4.1
Registered Investment Companies	4.0
Diversified Banking Institutions	3.8
Medical-Drugs	3.5
Applications Software	3.2
Banks-Commercial	2.8
E-Commerce/Products	2.6
Medical Products	2.3
Medical-HMO	2.1
Electric-Integrated	2.1
Real Estate Investment Trusts	2.0
Banks-Super Regional	2.0
Oil Companies-Integrated	1.8
Finance-Credit Card	1.7
Electronic Components-Semiconductors	1.7
Insurance-Multi-line	1.6
Aerospace/Defense	1.6
Web Portals/ISP	1.4
Telephone-Integrated	1.4
Internet Content-Entertainment	1.3
Medical-Biomedical/Gene	1.2
Diagnostic Equipment	1.2
Oil Companies-Exploration & Production	1.1
Food-Misc./Diversified	1.1
Diversified Financial Services	1.0
Insurance Brokers	1.0
Computers	1.0
Commercial Services-Finance	1.0
Chemicals-Diversified	1.0
E-Commerce/Services	1.0
Medical Instruments	0.9
Auto-Cars/Light Trucks	0.9
Insurance-Life/Health	0.8
Airlines	0.8
Pipelines	0.8
Electronic Measurement Instruments	0.7
Cosmetics & Toiletries	0.7
Insurance-Property/Casualty	0.7
Finance-Investment Banker/Broker	0.7
Cable/Satellite TV	0.7
Municipal Bonds & Notes	0.7
Diversified Manufacturing Operations	0.7
Banks-Fiduciary	0.6
Auto/Truck Parts & Equipment-Original	0.6
Machinery-General Industrial	0.6
Retail-Discount	0.6
Semiconductor Components-Integrated Circuits	0.6
Gas-Distribution	0.6
Tobacco	0.6
Beverages-Non-alcoholic	0.6
Retail-Apparel/Shoe	0.6
Food-Meat Products	0.6
Apparel Manufacturers	0.5
Retail-Building Products	0.5
Oil Refining & Marketing	0.5
Computer Services	0.5
Transport-Rail	0.5
Pharmacy Services	0.5
Hotels/Motels	0.5
Data Processing/Management	0.5

Instruments-Controls	0.5%
Retail-Restaurants	0.5
Electric-Distribution	0.5
Networking Products	0.5
Multimedia	0.4
Cellular Telecom	0.4
Semiconductor Equipment	0.4
Paper & Related Products	0.4
Finance-Other Services	0.4
Machinery-Electrical	0.4
Coatings/Paint	0.3
Industrial Gases	0.3
Federal National Mtg. Assoc.	0.3
Tools-Hand Held	0.3
Enterprise Software/Service	0.3
Casino Hotels	0.3
Internet Application Software	0.3
Import/Export	0.3
Aerospace/Defense-Equipment	0.3
Electric-Generation	0.3
Entertainment Software	0.3
Non-Hazardous Waste Disposal	0.3
Regional Authority	0.3
Electronic Components-Misc.	0.3
Insurance-Reinsurance	0.3
Advertising Agencies	0.3
Medical-Hospitals	0.3
Chemicals-Specialty	0.2
Beverages-Wine/Spirits	0.2
Consumer Products-Misc.	0.2
Commercial Services	0.2
Diversified Minerals	0.2
Transport-Services	0.2
Dialysis Centers	0.2
Containers-Metal/Glass	0.2
Building-Residential/Commercial	0.2
Electronic Connectors	0.2
Audio/Video Products	0.2
Cruise Lines	0.2
Building Products-Air & Heating	0.2
Retail-Auto Parts	0.2
Brewery	0.2
Industrial Automated/Robotic	0.2
Containers-Paper/Plastic	0.2
Auto-Heavy Duty Trucks	0.2
Steel-Producers	0.2
Agricultural Operations	0.1
Athletic Footwear	0.1
Diversified Operations	0.1
Real Estate Operations & Development	0.1
Power Converter/Supply Equipment	0.1
Investment Management/Advisor Services	0.1
Water	0.1
Food-Catering	0.1
Oil-Field Services	0.1
Food-Retail	0.1
Computer Aided Design	0.1
Human Resources	0.1
Distribution/Wholesale	0.1
Savings & Loans/Thrifts	0.1
Metal-Diversified	0.1

406

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Internet Security	0.1%
Electric Products-Misc.	0.1
Engineering/R&D Services	0.1
Government National Mtg. Assoc.	0.1
Computer Software	0.1
Metal-Copper	0.1
Transport-Equipment & Leasing	0.1
Finance-Leasing Companies	0.1
Wire & Cable Products	0.1
Consulting Services	0.1
Building Products-Cement	0.1
Wireless Equipment	0.1
Finance-Auto Loans	0.1
Schools	0.1
Special Purpose Entities	0.1
Satellite Telecom	0.1
E-Marketing/Info	0.1
Finance-Consumer Loans	0.1
Rental Auto/Equipment	0.1
Banks-Special Purpose	0.1
Advertising Sales	0.1
Machinery-Pumps	0.1
Internet Content-Information/News	0.1
Investment Companies	0.1
Software Tools	0.1
Batteries/Battery Systems	0.1
Retail-Catalog Shopping	0.1
Retail-Gardening Products	0.1
Telecom Equipment-Fiber Optics	0.1
Funeral Services & Related Items	0.1
Rubber-Tires	0.1

102.4%

*	Calculated as a percentage of net assets

407

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 76.6%
Advanced Materials — 0.0%
Rogers Corp.†	73	$8,510

Advertising Agencies — 0.2%
Omnicom Group, Inc.	470	32,350
WPP PLC	5,289	82,809

		115,159

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	589	36,153

Aerospace/Defense — 1.5%
Boeing Co.	1,597	569,011
Meggitt PLC	11,069	82,775
Northrop Grumman Corp.	928	278,855
Spirit AeroSystems Holdings, Inc., Class A	225	20,981
Teledyne Technologies, Inc.†	90	19,748

		971,370

Aerospace/Defense-Equipment — 0.3%
Harris Corp.	650	107,218
HEICO Corp.	60	4,582
HEICO Corp., Class A	163	10,554
L3 Technologies, Inc.	80	17,155
United Technologies Corp.	360	48,867

		188,376

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	583	25,897

Agricultural Operations — 0.1%
Bunge, Ltd.	1,128	77,979
Cadiz, Inc.†	570	7,638

		85,617

Airlines — 0.7%
Alaska Air Group, Inc.	1,135	71,312
Allegiant Travel Co.	67	8,281
American Airlines Group, Inc.	4,873	192,679
Delta Air Lines, Inc.	1,189	64,705
Hawaiian Holdings, Inc.	240	9,624
Southwest Airlines Co.	781	45,423
United Continental Holdings, Inc.†	564	45,346

		437,370

Apparel Manufacturers — 0.5%
Burberry Group PLC	2,851	78,788
Hanesbrands, Inc.	3,342	74,393
Kering SA	143	76,201
Moncler SpA	1,605	70,761
Oxford Industries, Inc.	140	12,897
Samsonite International SA*	10,200	38,696

		351,736

Appliances — 0.0%
iRobot Corp.†	87	6,895

Applications Software — 3.2%
CDK Global, Inc.	362	22,607
Intuit, Inc.	711	145,215
Microsoft Corp.	13,454	1,427,200
Nuance Communications, Inc.†	750	11,077
Red Hat, Inc.†	746	105,358
salesforce.com, Inc.†	1,530	209,839

Security Description	Shares	Value (Note 2)
Applications Software (continued)
ServiceNow, Inc.†	972	$171,033
Upland Software, Inc.†	230	7,204

		2,099,533

Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,209	92,984

Audio/Video Products — 0.2%
Panasonic Corp.	5,500	70,937
Sony Corp.	800	43,266

		114,203

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	568	54,930
Ferrari NV	129	17,108
Honda Motor Co., Ltd.	1,200	36,134
Suzuki Motor Corp.	1,200	70,519
Tesla, Inc.†	329	98,088
Toyota Motor Corp.	2,300	150,735

		427,514

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	965	63,420

Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.	500	23,296
Aptiv PLC	537	52,663
Autoliv, Inc.	202	20,697
Autoliv, Inc. SDR	405	41,261
Koito Manufacturing Co., Ltd.	400	25,741
Lear Corp.	136	24,498
Magna International, Inc.	2,563	155,779
Tenneco, Inc.	200	9,220
Veoneer, Inc.†	212	11,087
Veoneer, Inc. SDR†	399	20,495

		384,737

Auto/Truck Parts & Equipment-Replacement — 0.0%
Dorman Products, Inc.†	145	10,829
Standard Motor Products, Inc.	160	7,798

		18,627

Banks-Commercial — 2.4%
ABN AMRO Group NV CVA*	1,974	54,589
Australia & New Zealand Banking Group, Ltd.	4,658	101,545
BankUnited, Inc.	430	16,710
Commerzbank AG†	1,738	18,765
Danske Bank A/S	2,207	64,177
DBS Group Holdings, Ltd.	4,800	94,279
DNB ASA	5,920	119,693
Erste Group Bank AG	1,193	51,532
Farmers & Merchants Bancorp, Inc.	260	12,126
First Interstate BancSystem, Inc., Class A	360	15,534
First Republic Bank	1,730	171,028
FNB Corp.	1,230	15,781
Home BancShares, Inc.	670	15,537
ING Groep NV	7,358	112,414
Intesa Sanpaolo SpA	19,660	60,394
LegacyTexas Financial Group, Inc.	280	12,272
National Bank of Canada	1,717	84,170
Nordea Bank AB	10,666	113,361
PacWest Bancorp	370	18,581
Park National Corp.	120	13,142
Popular, Inc.	350	17,371

408

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Prosperity Bancshares, Inc.	250	$17,538
Signature Bank	164	17,993
Standard Chartered PLC	6,232	56,194
Sumitomo Mitsui Trust Holdings, Inc.	1,500	59,665
SVB Financial Group†	24	7,389
Svenska Handelsbanken AB, Class A	7,697	95,053
TCF Financial Corp.	680	17,075
United Bankshares, Inc.	430	15,889
United Overseas Bank, Ltd.	2,400	47,666
Webster Financial Corp.	210	13,551
Western Alliance Bancorp†	310	17,583

		1,548,597

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	3,119	166,773
Northern Trust Corp.	88	9,611
State Street Corp.	2,742	242,146

		418,530

Banks-Super Regional — 1.8%
Capital One Financial Corp.	172	16,223
Fifth Third Bancorp	2,205	65,246
KeyCorp	902	18,825
PNC Financial Services Group, Inc.	1,232	178,431
US Bancorp	5,455	289,169
Wells Fargo & Co.	10,508	602,003

		1,169,897

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	230	14,646
EnerSys	200	16,414

		31,060

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	1,824	85,053
Keurig Dr Pepper, Inc.	1,207	28,980
Monster Beverage Corp.†	15	900
National Beverage Corp.†	75	7,913
PepsiCo, Inc.	1,679	193,085
Primo Water Corp.†	410	7,196

		323,127

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	68	14,296
Diageo PLC	3,604	132,444
MGP Ingredients, Inc.	90	7,386

		154,126

Brewery — 0.1%
Kirin Holdings Co., Ltd.	1,200	30,697
New Age Beverages Corp.†	600	1,218

		31,915

Broadcast Services/Program — 0.0%
MSG Networks, Inc., Class A†	340	8,007

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	195	11,310
NCI Building Systems, Inc.†	520	8,294

		19,604

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	200	14,856

Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	2,868	$107,579

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	8	1,595
Vulcan Materials Co.	6	672

		2,267

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	160	8,122
Griffon Corp.	310	5,549
Masonite International Corp.†	150	10,237

		23,908

Building-Heavy Construction — 0.0%
Aegion Corp.†	420	10,408
Dycom Industries, Inc.†	141	12,571
Goldfield Corp.†	800	3,800

		26,779

Building-Maintenance & Services — 0.0%
Rollins, Inc.	310	17,031

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	700	6,790
Lennar Corp., Class A	434	22,685
Lennar Corp., Class B	1	43
NVR, Inc.†	9	24,835
Persimmon PLC	2,098	68,286

		122,639

Cable/Satellite TV — 0.6%
Cable One, Inc.	10	7,239
Charter Communications, Inc., Class A†	287	87,414
Comcast Corp., Class A	6,519	233,250
Liberty Broadband Corp., Class C†	430	34,172
Liberty Global PLC, Class A†	140	3,952
Liberty Global PLC, Class C†	280	7,599

		373,626

Capacitors — 0.0%
KEMET Corp.†	280	7,277

Casino Hotels — 0.3%
Las Vegas Sands Corp.	1,051	75,567
MGM Resorts International	3,087	96,839
Wynn Resorts, Ltd.	231	38,526

		210,932

Casino Services — 0.0%
Eldorado Resorts, Inc.†	290	12,426
Scientific Games Corp.†	150	7,208

		19,634

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	1,827	31,260
Sprint Corp.†	850	4,615
T-Mobile US, Inc.†	355	21,300
Telstra Corp., Ltd.	5,253	11,081
Vodafone Group PLC ADR	4,944	121,375

		189,631

Chemicals-Diversified — 0.9%
AdvanSix, Inc.†	280	11,332
Asahi Kasei Corp.	5,400	72,203
BASF SE	946	90,865
Celanese Corp., Series A	241	28,465

409

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Covestro AG*	503	$48,274
DowDuPont, Inc.	2,943	202,390
Johnson Matthey PLC	1,362	67,258
PPG Industries, Inc.	362	40,059
Tosoh Corp.	800	13,047

		573,893

Chemicals-Specialty — 0.2%
Chemours Co.	420	19,240
Minerals Technologies, Inc.	158	11,945
NewMarket Corp.	37	15,149
Platform Specialty Products Corp.†	520	6,427
Sensient Technologies Corp.	158	10,959
Umicore SA	1,273	74,567
Valvoline, Inc.	785	17,733

		156,020

Circuit Boards — 0.0%
TTM Technologies, Inc.†	460	7,986

Coal — 0.0%
Arch Coal, Inc., Class A	138	11,674
CONSOL Energy, Inc.†	110	4,579

		16,253

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	540	16,335
RPM International, Inc.	1,734	111,618
Sherwin-Williams Co.	203	89,468

		217,421

Commercial Services — 0.1%
Cintas Corp.	76	15,540
CoStar Group, Inc.†	101	42,001
Ecolab, Inc.	100	14,070
Macquarie Infrastructure Corp.	97	4,405
Nielsen Holdings PLC	718	16,916

		92,932

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	468	63,175
Equifax, Inc.	527	66,138
FleetCor Technologies, Inc.†	122	26,474
Global Payments, Inc.	665	74,859
Green Dot Corp., Class A†	190	15,071
IHS Markit, Ltd.†	32	1,697
MarketAxess Holdings, Inc.	100	19,377
PayPal Holdings, Inc.†	1,702	139,802
S&P Global, Inc.	454	91,000
Square, Inc., Class A†	104	6,724
TransUnion	418	30,263
Worldpay, Inc., Class A†	1,067	87,697

		622,277

Computer Aided Design — 0.1%
Synopsys, Inc.†	845	75,568

Computer Data Security — 0.0%
Finjan Holdings, Inc.†	1,100	4,400
Technical Communications Corp.†	500	1,950

		6,350

Computer Services — 0.5%
Accenture PLC, Class A	1,224	195,020
Conduent, Inc.†	660	11,854

Security Description	Shares	Value (Note 2)
Computer Services (continued)
Convergys Corp.	530	$13,038
Dell Technologies, Inc., Class V†	267	24,703
Infosys, Ltd. ADR	3,104	62,639
Presidio, Inc.†	250	3,490
Science Applications International Corp.	150	12,655
Sykes Enterprises, Inc.†	370	10,974

		334,373

Computer Software — 0.1%
Cloudera, Inc.†	420	5,624
j2 Global, Inc.	140	11,878
Splunk, Inc.†	235	22,583
Veritone, Inc.†	230	3,434
Yext, Inc.†	410	8,667

		52,186

Computers — 0.9%
Apple, Inc.	2,809	534,525
Hewlett Packard Enterprise Co.	1,130	17,447

		551,972

Computers-Integrated Systems — 0.0%
NCR Corp.†	370	10,330
NetScout Systems, Inc.†	350	9,380
Super Micro Computer, Inc.†	190	4,199

		23,909

Computers-Memory Devices — 0.0%
Everspin Technologies, Inc.†	90	792

Computers-Other — 0.0%
3D Systems Corp.†	430	5,233

Computers-Periphery Equipment — 0.0%
Qualstar Corp.†	500	3,725
Qumu Corp.†	900	2,205

		5,930

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	337	15,930
FTI Consulting, Inc.†	200	15,792
Gartner, Inc.†	125	16,929

		48,651

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	1,290	146,879

Containers-Metal/Glass — 0.2%
Ball Corp.	3,007	117,183
Greif, Inc., Class B	140	8,099

		125,282

Containers-Paper/Plastic — 0.2%
Amcor, Ltd.	4,830	54,035
Bemis Co., Inc.	410	18,823
Sealed Air Corp.	184	8,109
Sonoco Products Co.	320	17,862

		98,829

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	293	19,634
Edgewell Personal Care Co.†	114	6,140
Essity AB, Class B	1,984	49,596
L’Oreal SA	401	98,203
Pola Orbis Holdings, Inc.	700	27,151
Procter & Gamble Co.	674	54,513

410

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Unilever PLC	3,890	$222,289
Veru, Inc.†	1,600	3,088

		480,614

Cruise Lines — 0.2%
Carnival Corp.	477	28,257
Norwegian Cruise Line Holdings, Ltd.†	576	28,817
Royal Caribbean Cruises, Ltd.	497	56,042

		113,116

Data Processing/Management — 0.5%
Acxiom Corp.†	260	10,540
CSG Systems International, Inc.	320	13,015
Dun & Bradstreet Corp.	107	13,470
Fidelity National Information Services, Inc.	1,803	185,943
Fiserv, Inc.†	971	73,291

		296,259

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	38	13,553

Diagnostic Equipment — 1.2%
Accelerate Diagnostics, Inc.†	180	3,951
Danaher Corp.	3,521	361,184
Repligen Corp.†	240	11,599
Thermo Fisher Scientific, Inc.	1,676	393,073

		769,807

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	1,660	128,147

Distribution/Wholesale — 0.1%
EnviroStar, Inc.	130	5,213
HD Supply Holdings, Inc.†	672	29,554
SiteOne Landscape Supply, Inc.†	160	14,266
Systemax, Inc.	190	8,497
WESCO International, Inc.†	230	14,030

		71,560

Diversified Banking Institutions — 2.7%
Bank of America Corp.	1,494	46,135
Barclays PLC ADR	1,347	13,928
BNP Paribas SA	2,020	131,415
Citigroup, Inc.	3,655	262,758
JPMorgan Chase & Co.	6,895	792,580
Lloyds Banking Group PLC	105,079	85,967
Macquarie Group, Ltd.	921	83,866
Mitsubishi UFJ Financial Group, Inc.	17,300	106,373
Morgan Stanley	4,585	231,818

		1,754,840

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C †(1)(2)(3)	1,708	9,582

Diversified Manufacturing Operations — 0.6%
Actuant Corp., Class A	470	13,418
Carlisle Cos., Inc.	164	20,146
Fabrinet†	120	4,694
Illinois Tool Works, Inc.	638	91,445
Siemens AG	1,391	196,380
Textron, Inc.	504	34,408

		360,491

Security Description	Shares	Value (Note 2)
Diversified Minerals — 0.2%
BHP Billiton PLC	3,016	$69,671
BHP Billiton, Ltd.	655	17,139
Independence Group NL	13,393	44,754

		131,564

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	7,500	81,491
Spectrum Brands Holdings, Inc.†	129	11,309

		92,800

Drug Delivery Systems — 0.0%
DexCom, Inc.†	150	14,269
Heron Therapeutics, Inc.†	230	8,614

		22,883

E-Commerce/Products — 2.5%
Alibaba Group Holding, Ltd. ADR†	2,029	379,890
Amazon.com, Inc.†	686	1,219,324

		1,599,214

E-Commerce/Services — 0.9%
Booking Holdings, Inc.†	245	497,036
Ctrip.com International, Ltd. ADR†	12	494
GrubHub, Inc.†	160	19,502
IAC/InterActiveCorp†	135	19,879
TrueCar, Inc.†	330	3,670
Zillow Group, Inc., Class A†	70	3,946
Zillow Group, Inc., Class C†	130	7,241

		551,768

E-Marketing/Info — 0.1%
CyberAgent, Inc.	800	42,025

Educational Software — 0.0%
2U, Inc.†	190	14,375

Electric Products-Misc. — 0.1%
Legrand SA	659	48,400
Novanta, Inc.†	160	9,976

		58,376

Electric-Distribution — 0.4%
Sempra Energy	1,948	225,169
Spark Energy, Inc., Class A	130	1,112

		226,281

Electric-Generation — 0.3%
E.ON SE	2,437	27,478
Electric Power Development Co., Ltd.	2,000	54,196
Engie SA	5,541	89,473
Sembcorp Industries, Ltd.	3,800	7,490

		178,637

Electric-Integrated — 1.6%
DTE Energy Co.	1,328	144,141
Entergy Corp.	1,474	119,807
Evergy, Inc.	1,851	103,822
Eversource Energy	291	17,669
MDU Resources Group, Inc.	560	16,240
NextEra Energy, Inc.	2,139	358,368
NorthWestern Corp.	260	15,426
PG&E Corp.	1,608	69,273
Southern Co.	3,853	187,256
SSE PLC	1,110	18,206

		1,050,208

411

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 0.3%
Applied Optoelectronics, Inc.†	90	$3,459
Corning, Inc.	2,534	84,078
Knowles Corp.†	420	7,291
Omron Corp.	1,000	45,146
Sensata Technologies Holding PLC†	489	26,587

		166,561

Electronic Components-Semiconductors — 1.6%
Amkor Technology, Inc.†	780	6,770
Broadcom, Inc.	1,260	279,430
EMCORE Corp.†	240	1,212
GSI Technology, Inc.†	380	2,603
Hamamatsu Photonics KK	700	29,660
Impinj, Inc.†	160	3,410
Inphi Corp.†	220	6,917
Intel Corp.	189	9,091
MACOM Technology Solutions Holdings, Inc.†	80	1,666
Microchip Technology, Inc.	1,433	133,885
QuickLogic Corp.†	1,200	1,284
Samsung Electronics Co., Ltd.	2,665	110,561
Texas Instruments, Inc.	3,690	410,771
Xilinx, Inc.	178	12,829

		1,010,089

Electronic Connectors — 0.2%
Amphenol Corp., Class A	346	32,354
TE Connectivity, Ltd.	933	87,301

		119,655

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	2,765	182,600
Fortive Corp.	1,945	159,646
Keysight Technologies, Inc.†	1,949	113,042

		455,288

Electronic Parts Distribution — 0.0%
Avnet, Inc.	340	14,909
Tech Data Corp.†	114	9,509

		24,418

Electronic Security Devices — 0.0%
Identiv, Inc.†	300	1,416

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	117	9,009
Sunworks, Inc.†	2,100	2,041

		11,050

Engineering/R&D Services — 0.1%
Argan, Inc.	230	8,832
WorleyParsons, Ltd.	3,427	46,730

		55,562

Enterprise Software/Service — 0.3%
Asure Software, Inc.†	180	2,536
Benefitfocus, Inc.†	110	3,311
Black Knight, Inc.†	185	9,555
Coupa Software, Inc.†	180	11,036
Evolent Health, Inc., Class A†	280	5,656
Manhattan Associates, Inc.†	280	13,474
Oracle Corp.	984	46,917
Ultimate Software Group, Inc.†	72	19,936

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Workday, Inc., Class A†	609	$75,528

		187,949

Entertainment Software — 0.3%
Activision Blizzard, Inc.	855	62,774
Electronic Arts, Inc.†	831	106,991
Take-Two Interactive Software, Inc.†	38	4,295

		174,060

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	1,170	31,309
Credit Acceptance Corp.†	42	16,111

		47,420

Finance-Consumer Loans — 0.1%
SLM Corp.†	990	11,177
Synchrony Financial	981	28,390

		39,567

Finance-Credit Card — 1.6%
American Express Co.	390	38,813
Credit Saison Co., Ltd.	1,900	29,649
Mastercard, Inc., Class A	1,636	323,928
Visa, Inc., Class A	4,648	635,567

		1,027,957

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	3,055	155,988
Close Brothers Group PLC	602	12,534
Piper Jaffray Cos.	160	12,376
TD Ameritrade Holding Corp.	4,900	280,035

		460,933

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,700	34,529

Finance-Mortgage Loan/Banker — 0.0%
Ellie Mae, Inc.†	132	13,097
LendingTree, Inc.†	37	8,836

		21,933

Finance-Other Services — 0.4%
CBOE Holdings, Inc.	108	10,490
CME Group, Inc.	59	9,388
Intercontinental Exchange, Inc.	2,742	202,661
WageWorks, Inc.†	120	6,336

		228,875

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	130	5,060

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	80	4,336

Food-Catering — 0.1%
Aramark	450	18,094
Compass Group PLC	2,804	60,313

		78,407

Food-Confectionery — 0.0%
Hostess Brands, Inc.†	290	4,063

Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	6,149	354,490

Food-Misc./Diversified — 1.0%
Conagra Brands, Inc.	607	22,283
Ingredion, Inc.	116	11,751

412

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
Kraft Heinz Co.	456	$27,474
Lancaster Colony Corp.	82	11,892
McCormick & Co., Inc.	338	39,729
Mondelez International, Inc., Class A	3,088	133,957
Nestle SA	3,973	323,748
Pinnacle Foods, Inc.	160	10,627
Wilmar International, Ltd.	18,800	43,262

		624,723

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	1,900	77,556

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	340	11,495

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	410	11,365

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	200	10,510
Service Corp. International	475	18,691

		29,201

Garden Products — 0.0%
Toro Co.	310	18,659

Gas-Distribution — 0.5%
Atmos Energy Corp.	1,498	137,621
National Grid PLC	5,515	58,849
NiSource, Inc.	2,600	68,068
ONE Gas, Inc.	217	16,718
UGI Corp.	400	21,256

		302,512

Golf — 0.0%
Acushnet Holdings Corp.	410	9,910

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	409	28,573

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	1,297	102,022
Marcus Corp.	320	12,336
Marriott International, Inc., Class A	1,346	172,073
Playa Hotels & Resorts NV†	550	5,714
Wyndham Hotels & Resorts, Inc.	270	15,660
Wyndham Worldwide Corp.†	330	15,220

		323,025

Human Resources — 0.1%
Barrett Business Services, Inc.	80	7,351
ManpowerGroup, Inc.	127	11,844
Recruit Holdings Co., Ltd.	2,000	54,847

		74,042

Import/Export — 0.3%
Castle Brands, Inc.†	2,100	2,583
Mitsubishi Corp.	2,300	64,276
Sumitomo Corp.	7,500	123,386

		190,245

Industrial Automated/Robotic — 0.2%
Ichor Holdings, Ltd.†	270	5,670
SMC Corp.	100	33,685
THK Co., Ltd.	2,400	65,238

		104,593

Security Description	Shares	Value (Note 2)
Industrial Gases — 0.3%
Air Liquide SA	488	$62,450
Air Products & Chemicals, Inc.	733	120,337
Praxair, Inc.	206	34,505

		217,292

Instruments-Controls — 0.5%
Honeywell International, Inc.	2,009	320,737

Insurance Brokers — 0.9%
Aon PLC	573	82,254
Marsh & McLennan Cos., Inc.	3,627	302,347
Willis Towers Watson PLC	1,415	225,579

		610,180

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	8,400	73,541
Aviva PLC	8,581	56,248
AXA Equitable Holdings, Inc.†	1,225	26,938
Brighthouse Financial, Inc.†	71	3,083
Challenger, Ltd.	7,096	65,475
Health Insurance Innovations, Inc., Class A†	250	8,312
Prudential PLC	4,743	112,203
Sun Life Financial, Inc.	2,316	94,716
Trupanion, Inc.†	310	12,896

		453,412

Insurance-Multi-line — 1.6%
American Financial Group, Inc.	173	19,495
American National Insurance Co.	104	13,415
AXA SA	4,511	113,881
Chubb, Ltd.	3,268	456,605
CNA Financial Corp.	120	5,614
Direct Line Insurance Group PLC	15,568	70,260
Loews Corp.	224	11,375
MetLife, Inc.	2,652	121,302
Ping An Insurance Group Co. of China, Ltd.	7,000	64,907
Storebrand ASA	7,741	65,871
Voya Financial, Inc.	800	40,416
Zurich Insurance Group AG	240	73,821

		1,056,962

Insurance-Property/Casualty — 0.7%
Alleghany Corp.	34	21,395
Arch Capital Group, Ltd.†	785	23,990
Berkshire Hathaway, Inc., Class B†	289	57,184
FNF Group	664	26,892
James River Group Holdings, Ltd.	140	5,795
Markel Corp.†	24	28,080
Mercury General Corp.	210	10,800
Progressive Corp.	2,037	122,240
RSA Insurance Group PLC	4,810	40,635
Tokio Marine Holdings, Inc.	1,900	90,321
White Mountains Insurance Group, Ltd.	15	13,696

		441,028

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.†	209	13,073
Axis Capital Holdings, Ltd.	170	9,615
Muenchener Rueckversicherungs-Gesellschaft AG	484	107,397
Reinsurance Group of America, Inc.	155	21,933

413

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance (continued)
RenaissanceRe Holdings, Ltd.	95	$12,526

		164,544

Internet Application Software — 0.3%
Okta, Inc.†	210	10,426
Tencent Holdings, Ltd.	4,400	200,040

		210,466

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	3,696	637,856
Netflix, Inc.†	496	167,375
Pandora Media, Inc.†	650	4,381
YY, Inc., ADR†	548	51,090

		860,702

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	1,400	29,517
Live Ventures, Inc.†	360	4,464

		33,981

Internet Security — 0.1%
Imperva, Inc.†	170	7,863
Palo Alto Networks, Inc.†	128	25,377
Symantec Corp.	1,331	26,913

		60,153

Internet Telephone — 0.0%
8x8, Inc.†	580	11,571

Investment Companies — 0.1%
Melrose Industries PLC	11,878	33,677

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	95	13,839
BlackRock, Inc.	10	5,028
Franklin Resources, Inc.	231	7,928
GAM Holding AG	2,018	20,437
Hilltop Holdings, Inc.	630	13,104
Raymond James Financial, Inc.	250	22,897

		83,233

Lasers-System/Components — 0.0%
Coherent, Inc.†	51	8,061

Lighting Products & Systems — 0.0%
Universal Display Corp.	76	7,319

Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	237	17,834

Machinery-Electrical — 0.4%
ABB, Ltd.	3,819	87,717
BWX Technologies, Inc.	280	18,413
Mitsubishi Electric Corp.	9,000	122,241

		228,371

Machinery-General Industrial — 0.6%
Middleby Corp.†	135	13,835
Roper Technologies, Inc.	994	300,089
Tennant Co.	150	12,202
Wabtec Corp.	308	33,978

		360,104

Machinery-Pumps — 0.1%
Flowserve Corp.	423	18,751
Pentair PLC	389	17,369

		36,120

Security Description	Shares	Value (Note 2)
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	315	$4,552

Medical Information Systems — 0.0%
athenahealth, Inc.†	80	12,057
Medical Transcription Billing Corp.†	700	3,346

		15,403

Medical Instruments — 0.9%
Boston Scientific Corp.†	951	31,963
Elekta AB, Series B	3,662	51,409
Intuitive Surgical, Inc.†	383	194,637
Medtronic PLC	3,073	277,277
NuVasive, Inc.†	150	8,707
Teleflex, Inc.	87	23,726
TransEnterix, Inc.†	1,700	9,095

		596,814

Medical Labs & Testing Services — 0.0%
Miraca Holdings, Inc.	800	23,207

Medical Products — 2.2%
Abbott Laboratories	594	38,931
Becton Dickinson and Co.	2,241	561,079
Cooper Cos., Inc.	157	40,898
Glaukos Corp.†	150	6,241
GN Store Nord A/S	1,930	92,065
Hologic, Inc.†	982	42,138
Inogen, Inc.†	68	13,549
Koninklijke Philips NV	3,528	154,876
MiMedx Group, Inc.†	650	2,762
Nuvectra Corp.†	360	5,645
Penumbra, Inc.†	95	13,514
Pulse Biosciences, Inc.†	200	2,672
Siemens Healthineers AG†*	1,133	50,463
Stryker Corp.	2,240	365,680
Tactile Systems Technology, Inc.†	230	11,056
West Pharmaceutical Services, Inc.	180	19,737
Zimmer Biomet Holdings, Inc.	167	20,962

		1,442,268

Medical-Biomedical/Gene — 1.2%
Aldeyra Therapeutics, Inc.†	410	2,850
Alexion Pharmaceuticals, Inc.†	1,055	140,273
Alnylam Pharmaceuticals, Inc.†	130	12,350
Amgen, Inc.	157	30,858
Anavex Life Sciences Corp.†	600	1,620
BioCryst Pharmaceuticals, Inc.†	700	4,130
Biogen, Inc.†	95	31,765
BioMarin Pharmaceutical, Inc.†	288	28,961
Bluebird Bio, Inc.†	80	12,392
Cara Therapeutics, Inc.†	370	6,634
Celgene Corp.†	499	44,955
ChemoCentryx, Inc.†	330	3,815
Cleveland BioLabs, Inc.†	500	1,185
CSL, Ltd.	217	31,654
Exact Sciences Corp.†	210	12,275
Exelixis, Inc.†	510	10,557
Five Prime Therapeutics, Inc.†	150	2,235
Gilead Sciences, Inc.	742	57,750
Illumina, Inc.†	3	973
Immunomedics, Inc.†	400	9,572
Incyte Corp.†	62	4,126
Intercept Pharmaceuticals, Inc.†	61	5,560
Lexicon Pharmaceuticals, Inc.†	340	4,073
Loxo Oncology, Inc.†	58	9,720

414

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Matinas BioPharma Holdings, Inc.†	1,100	$388
Medicines Co.†	230	9,138
Ovid therapeutics, Inc.†	61	609
PolarityTE, Inc.†	260	5,925
Puma Biotechnology, Inc.†	92	4,430
Radius Health, Inc.†	100	2,400
Rexahn Pharmaceuticals, Inc.†	800	1,208
Savara, Inc.†	260	2,863
Seattle Genetics, Inc.†	190	13,376
Selecta Biosciences, Inc.†	310	3,754
Shire PLC ADR	456	77,798
Spectrum Pharmaceuticals, Inc.†	430	9,155
Theravance Biopharma, Inc.†	180	4,311
United Therapeutics Corp.†	96	11,799
Vertex Pharmaceuticals, Inc.†	989	173,124
WaVe Life Sciences, Ltd.†	80	3,232
ZIOPHARM Oncology, Inc.†	1,200	3,108

		796,901

Medical-Drugs — 3.4%
AbbVie, Inc.	275	25,363
Achaogen, Inc.†	210	1,495
Aclaris Therapeutics, Inc.†	160	2,743
Aimmune Therapeutics, Inc.†	210	6,073
Alkermes PLC†	220	9,647
Allergan PLC	181	33,320
Astellas Pharma, Inc.	7,700	125,403
Bayer AG	1,773	197,489
Bristol-Myers Squibb Co.	589	34,604
Conatus Pharmaceuticals, Inc.†	500	2,025
Corbus Pharmaceuticals Holdings, Inc.†	610	3,081
Eagle Pharmaceuticals, Inc.†	50	3,963
Eli Lilly & Co.	236	23,319
GlaxoSmithKline PLC ADR	2,264	94,160
Horizon Pharma PLC†	540	9,520
Johnson & Johnson	1,614	213,887
Jounce Therapeutics, Inc.†	260	1,836
Merck & Co., Inc.	4,621	304,385
Novartis AG	2,555	214,469
Novo Nordisk A/S, Class B	841	41,850
Pacira Pharmaceuticals, Inc.†	100	4,020
Pfizer, Inc.	11,460	457,598
Prestige Brands Holdings, Inc.†	240	8,575
Progenics Pharmaceuticals, Inc.†	540	4,312
Ra Pharmaceuticals, Inc.†	140	1,540
Roche Holding AG	719	176,448
Sanofi	1,262	109,674
Syros Pharmaceuticals, Inc.†	280	2,834
TESARO, Inc.†	51	1,776
TherapeuticsMD, Inc.†	900	4,698
Zoetis, Inc.	1,184	102,392

		2,222,499

Medical-Generic Drugs — 0.0%
Momenta Pharmaceuticals, Inc.†	360	10,656
Teligent, Inc.†	420	1,756

		12,412

Medical-HMO — 1.9%
Aetna, Inc.	334	62,922
Anthem, Inc.	733	185,449
Centene Corp.†	464	60,473
Cigna Corp.	1,157	207,589

Security Description	Shares	Value (Note 2)
Medical-HMO (continued)
Humana, Inc.	165	$51,840
UnitedHealth Group, Inc.	2,649	670,780

		1,239,053

Medical-Hospitals — 0.1%
Envision Healthcare Corp.†	22	973
HCA Healthcare, Inc.	169	20,995
LifePoint Health, Inc.†	230	14,904
Tenet Healthcare Corp.†	260	9,784
Universal Health Services, Inc., Class B	48	5,861

		52,517

Medical-Outpatient/Home Medical — 0.0%
LHC Group, Inc.†	154	13,256

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	55	4,501
McKesson Corp.	60	7,536

		12,037

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	280	13,110

Metal-Copper — 0.1%
Antofagasta PLC	3,268	43,129
Southern Copper Corp.	130	6,417

		49,546

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	467	28,143
South32, Ltd.	12,417	32,880

		61,023

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.†	870	9,387

Multimedia — 0.4%
E.W. Scripps Co., Class A	270	3,537
Liberty Media Corp. — Liberty Formula One, Series C†	230	8,107
Twenty-First Century Fox, Inc., Class A	1,659	74,655
Twenty-First Century Fox, Inc., Class B	1,746	77,557
Walt Disney Co.	953	108,223

		272,079

Networking Products — 0.5%
Arista Networks, Inc.†	79	20,203
Cisco Systems, Inc.	5,793	244,986
Infinera Corp.†	450	3,744
Lantronix, Inc.†	1,000	2,670
Telefonaktiebolaget LM Ericsson, Class B	4,242	33,298

		304,901

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	750	13,500
Republic Services, Inc.	107	7,755
Waste Connections, Inc.	1,570	121,848

		143,103

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	500	4,365

Office Furnishings-Original — 0.0%
HNI Corp.	150	6,490
Steelcase, Inc., Class A	330	4,538

		11,028

415

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	740	$12,728
Transocean, Ltd.†	1,070	13,771

		26,499

Oil Companies-Exploration & Production — 0.9%
Apache Corp.	265	12,190
Cabot Oil & Gas Corp.	833	19,576
Callon Petroleum Co.†	780	8,393
Canadian Natural Resources, Ltd.	1,439	52,725
CNX Resources Corp.†	700	11,396
Concho Resources, Inc.†	600	87,568
ConocoPhillips	324	23,383
Continental Resources, Inc.†	270	17,245
Diamondback Energy, Inc.	462	60,961
Energen Corp.†	230	17,062
EOG Resources, Inc.	782	100,831
Hess Corp.	353	23,167
Occidental Petroleum Corp.	1,344	112,802
Parsley Energy, Inc., Class A†	510	16,029
Resolute Energy Corp.†	230	7,070
Torchlight Energy Resources, Inc.†	2,700	3,159
WPX Energy, Inc.†	740	13,890
Zion Oil & Gas, Inc.†	1,300	4,017

		591,464

Oil Companies-Integrated — 1.5%
BP PLC ADR	1,126	50,771
Chevron Corp.	612	77,277
Equinor ASA†	1,957	51,856
Exxon Mobil Corp.	3,580	291,806
Royal Dutch Shell PLC, Class B ADR	1,677	119,134
TOTAL SA	3,062	199,788
TOTAL SA ADR	3,001	195,815

		986,447

Oil Refining & Marketing — 0.5%
Andeavor	458	68,728
DCC PLC	667	61,656
Marathon Petroleum Corp.	192	15,519
Phillips 66	1,012	124,820
Valero Energy Corp.	546	64,619

		335,342

Oil-Field Services — 0.1%
C&J Energy Services, Inc.†	290	6,746
Mammoth Energy Services, Inc.†	170	6,327
MRC Global, Inc.†	340	7,701
Schlumberger, Ltd.	843	56,919

		77,693

Paper & Related Products — 0.4%
International Paper Co.	3,941	211,750
Stora Enso Oyj, Class R	3,289	54,323

		266,073

Pharmacy Services — 0.3%
CVS Health Corp.	2,950	191,337
Diplomat Pharmacy, Inc.†	280	5,818
Express Scripts Holding Co.†	223	17,720

		214,875

Physical Therapy/Rehabilitation Centers — 0.0%
Catasys, Inc.†	600	4,170

Security Description	Shares	Value (Note 2)
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	210	$8,986

Pipelines — 0.5%
Cheniere Energy, Inc.†	335	21,273
NextDecade Corp.†	480	3,106
Targa Resources Corp.	320	16,342
Tellurian, Inc.†	720	5,623
TransCanada Corp.	5,917	265,969

		312,313

Pollution Control — 0.0%
Hudson Technologies, Inc.†	460	837

Poultry — 0.0%
Pilgrim’s Pride Corp.†	300	5,346

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	666	82,084
SunPower Corp.†	310	2,251

		84,335

Private Equity — 0.0%
Brookfield Asset Management, Inc., Class A	105	4,427
KKR & Co, Inc. Class A	340	9,309

		13,736

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	440	2,794
John Wiley & Sons, Inc., Class A	170	10,736

		13,530

Publishing-Periodicals — 0.0%
Meredith Corp.	120	6,378

Quarrying — 0.0%
Compass Minerals International, Inc.	110	7,464

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	210	1,355
Liberty Media Corp. — Liberty SiriusXM, Series C†	170	8,029

		9,384

Real Estate Investment Trusts — 1.8%
American Tower Corp.	872	129,265
Annaly Capital Management, Inc.	2,150	23,048
Apple Hospitality REIT, Inc.	780	14,032
AvalonBay Communities, Inc.	72	12,733
CIM Commercial Trust Corp.	450	6,818
Colony Capital, Inc.	650	4,004
CoreCivic, Inc.	400	10,256
CoreSite Realty Corp.	147	16,479
Crown Castle International Corp.	2,501	277,186
CubeSmart	590	17,912
EPR Properties	192	12,766
Equinix, Inc.	62	27,235
Equity Residential	695	45,474
Great Portland Estates PLC	3,196	30,045
Healthcare Trust of America, Inc., Class A	620	16,938
Hospitality Properties Trust	410	11,591
Hudson Pacific Properties, Inc.	540	18,500
JBG SMITH Properties	494	18,031
Kilroy Realty Corp.	265	19,332
Lamar Advertising Co., Class A	220	16,199
LTC Properties, Inc.	270	11,386

416

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Medical Properties Trust, Inc.	1,230	$17,724
National Retail Properties, Inc.	460	20,521
Omega Healthcare Investors, Inc.	430	12,767
Orchid Island Capital, Inc.	1,160	9,431
OUTFRONT Media, Inc.	670	14,237
Paramount Group, Inc.	1,020	15,749
Park Hotels & Resorts, Inc.	510	15,953
Physicians Realty Trust	880	13,869
Piedmont Office Realty Trust, Inc., Class A	780	15,428
Prologis, Inc.	488	32,023
Public Storage	46	10,020
Regency Centers Corp.	158	10,054
RLJ Lodging Trust	550	12,424
Sabra Health Care REIT, Inc.	490	10,589
Scentre Group	15,502	48,875
Senior Housing Properties Trust	580	10,347
Simon Property Group, Inc.	76	13,392
SL Green Realty Corp.	186	19,178
Starwood Property Trust, Inc.	780	17,815
Summit Hotel Properties, Inc.	650	9,198
Unibail-Rodamco-Westfield	259	57,498
VEREIT, Inc.	1,950	14,878
Vornado Realty Trust	178	12,802
Weyerhaeuser Co.	272	9,297

		1,163,299

Real Estate Management/Services — 0.0%
Redfin Corp.†	380	9,310

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	83	11,251
Maui Land & Pineapple Co., Inc.†	420	5,355
Mitsui Fudosan Co., Ltd.	2,100	50,244
RMR Group, Inc., Class A	140	12,152
Transcontinental Realty Investors, Inc.†	200	6,962

		85,964

Recreational Centers — 0.0%
St. Joe Co.†	350	6,178

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	8,206	39,489

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	78	21,596

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	150	22,921
Caleres, Inc.	270	9,042
L Brands, Inc.	355	11,243
Lojas Renner SA	2,900	23,860
Lululemon Athletica, Inc.†	170	20,392
Ross Stores, Inc.	2,536	221,722
Tapestry, Inc.	341	16,068
Zalando SE†*	615	35,299

		360,547

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	450	9,185

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	22	15,522
O’Reilly Automotive, Inc.†	69	21,114

		36,636

Security Description	Shares	Value (Note 2)
Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	190	$9,918

Retail-Building Products — 0.5%
Floor & Decor Holdings, Inc., Class A†	160	7,640
Foundation Building Materials, Inc.†	510	7,390
Home Depot, Inc.	1,243	245,517
Kingfisher PLC	20,484	79,711
Lowe’s Cos., Inc.	76	7,550

		347,808

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	197	16,672
Qurate Retail Group, Inc.†	670	14,264

		30,936

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	101	11,047

Retail-Discount — 0.5%
Costco Wholesale Corp.	347	75,892
Dollar General Corp.	1,872	183,737
Dollar Tree, Inc.†	186	16,978
Ollie’s Bargain Outlet Holdings, Inc.†	210	14,595
Walmart, Inc.	393	35,068

		326,270

Retail-Gardening Products — 0.1%
Tractor Supply Co.	389	30,358

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	210	6,405

Retail-Major Department Stores — 0.0%
TJX Cos., Inc.	256	24,899

Retail-Office Supplies — 0.0%
Office Depot, Inc.	1,100	2,761

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	60	14,663

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	140	5,198

Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	126	13,474
Domino’s Pizza, Inc.	103	27,054
Jack in the Box, Inc.	109	9,182
McDonald’s Corp.	596	93,894
Papa John’s International, Inc.	90	3,776
Restaurant Brands International, Inc.	505	31,881
Sonic Corp.	250	8,788
Starbucks Corp.	241	12,626
Yum! Brands, Inc.	1,456	115,446

		316,121

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	260	7,423
Sumitomo Rubber Industries, Ltd.	1,300	21,509

		28,932

Satellite Telecom — 0.1%
Eutelsat Communications SA	1,952	41,846
Globalstar, Inc.†	3,900	2,184

		44,030

Savings & Loans/Thrifts — 0.1%
Beneficial Bancorp, Inc.	840	13,650
Capitol Federal Financial, Inc.	1,070	13,985

417

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Investors Bancorp, Inc.	1,250	$15,650
Meta Financial Group, Inc.	124	11,092
TFS Financial Corp.	860	13,089

		67,466

Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	170	18,188
Capella Education Co.	93	9,672
Grand Canyon Education, Inc.†	149	17,363

		45,223

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	170	7,354
Marvell Technology Group, Ltd.	2,429	51,762
Maxim Integrated Products, Inc.	1,652	101,003
MaxLinear, Inc.†	360	6,232
NXP Semiconductors NV†	295	28,125
Power Integrations, Inc.	172	12,298
Renesas Electronics Corp.†	3,000	26,774
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,466	142,834

		376,382

Semiconductor Equipment — 0.4%
Aehr Test Systems†	1,000	2,310
Applied Materials, Inc.	92	4,474
ASML Holding NV(Euronext Amsterdam)	350	74,678
ASML Holding NV (NASDAQ)	5	1,070
Brooks Automation, Inc.	380	11,620
KLA-Tencor Corp.	309	36,283
Lam Research Corp.	302	57,573
MKS Instruments, Inc.	134	12,636
Tokyo Electron, Ltd.	500	86,067

		286,711

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	225	12,578

Software Tools — 0.1%
VMware, Inc., Class A†	230	33,256

Steel Pipe & Tube — 0.0%
Atkore International Group, Inc.†	340	8,044
TimkenSteel Corp.†	290	4,031

		12,075

Steel-Producers — 0.1%
AK Steel Holding Corp.†	800	3,704
Commercial Metals Co.	400	8,936
Reliance Steel & Aluminum Co.	177	15,966
Ryerson Holding Corp.†	440	5,082
Shiloh Industries, Inc.†	520	4,290
United States Steel Corp.	310	11,293

		49,271

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	420	10,668
Finisar Corp.†	320	5,392
Oclaro, Inc.†	580	4,907
Viavi Solutions, Inc.†	840	8,501

		29,468

Telecom Services — 0.0%
Aviat Networks, Inc.†	160	2,440

Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.0%
ARRIS International PLC†	410	$10,357
Juniper Networks, Inc.	373	9,825
Quantenna Communications, Inc.†	340	5,416

		25,598

Telephone-Integrated — 1.2%
AT&T, Inc.	5,520	176,474
GCI Liberty, Inc., Class A†	216	10,392
KT Corp.	1,308	33,333
Nippon Telegraph & Telephone Corp.	3,800	175,852
SoftBank Group Corp.	500	41,575
Telecom Italia SpA (RSP)	52,573	34,968
Telefonica Deutschland Holding AG	17,049	74,707
Telefonica SA	5,655	50,830
Telephone & Data Systems, Inc.	400	10,100
Verizon Communications, Inc.	3,186	164,525

		772,756

Television — 0.0%
Nexstar Media Group, Inc., Class A	100	7,445
Sinclair Broadcast Group, Inc., Class A	200	5,160
TEGNA, Inc.	400	4,412

		17,017

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	52	9,795

Textile-Products — 0.0%
Culp, Inc.	320	7,936

Theaters — 0.0%
Cinemark Holdings, Inc.	290	10,417

Therapeutics — 0.0%
Mirati Therapeutics, Inc.†	200	12,280
Xencor, Inc.†	170	6,327

		18,607

Tobacco — 0.5%
Altria Group, Inc.	795	46,651
Philip Morris International, Inc.	3,063	264,337
Vector Group, Ltd.	330	6,088

		317,076

Tools-Hand Held — 0.3%
Snap-on, Inc.	84	14,246
Stanley Black & Decker, Inc.	1,330	198,795

		213,041

Transactional Software — 0.0%
Adyen NV†*	11	7,028

Transport-Marine — 0.0%
Kirby Corp.†	210	17,524

Transport-Rail — 0.4%
Canadian Pacific Railway, Ltd.	62	12,297
Central Japan Railway Co.	300	62,449
CSX Corp.	594	41,984
Kansas City Southern	494	57,437
Norfolk Southern Corp.	5	845
Union Pacific Corp.	547	81,990

		257,002

Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	358	33,018
FedEx Corp.	253	62,205

418

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services (continued)
Hub Group, Inc., Class A†	270	$12,528
United Parcel Service, Inc., Class B	184	22,060

		129,811

Vitamins & Nutrition Products — 0.0%
Natural Health Trends Corp.	150	3,581
USANA Health Sciences, Inc.†	90	11,902

		15,483

Water — 0.1%
American Water Works Co., Inc.	904	79,778

Web Hosting/Design — 0.0%
Endurance International Group Holdings, Inc.†	460	3,772
NIC, Inc.	320	5,248

		9,020

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	222	272,443
Alphabet, Inc., Class C†	449	546,549
Baidu, Inc. ADR†	162	40,043
NAVER Corp.	33	21,127
Yahoo Japan Corp.	8,100	30,833

		910,995

Wire & Cable Products — 0.1%
Prysmian SpA	1,913	48,976

Wireless Equipment — 0.1%
Gogo, Inc.†	550	1,969
InterDigital, Inc.	159	13,110
Motorola Solutions, Inc.	128	15,526
Ubiquiti Networks, Inc.†	100	8,258
ViaSat, Inc.†	130	9,144

		48,007

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	161	1,558

Total Common Stocks (cost $48,584,792)		49,941,401

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Sempra Energy 6.00%	166	16,984
Sempra Energy 6.75% Series B	73	7,488

		24,472

Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	575	32,919

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	13	13,715

Medical Products — 0.0%
Becton Dickinson and Co. Series A	312	19,802

Total Convertible Preferred Securities (cost $88,830)		90,908

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
BBCMS Trust FRS Series 2018-CBM, Class A 3.10% (1 ML+1.00%) due 07/15/2037*(4)	$55,000	$55,000
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	100,000	99,985
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)(7)	100,000	100,000
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	95,000	94,965
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(5)(7)	100,000	100,567
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	88,942	86,768
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	100,000	97,630
World Omni Automobile Lease Securitization Trust Series 2018-A, Class B 3.06% due 05/15/2023	40,000	39,761

Total Asset Backed Securities (cost $674,375)		674,676

U.S. CORPORATE BONDS & NOTES — 6.0%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	50,000	48,653

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	35,000	34,951
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	26,915

		61,866

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	23,966

Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	30,000	29,364
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	19,720

		49,084

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	24,554

419

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.2%
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	$25,000	$25,048
Harley-Davidson Financial Services, Inc. Senior Notes 3.55% due 05/21/2021*	25,000	25,006
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	24,754
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	34,792

		109,600

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	29,916

Banks-Commercial — 0.2%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	59,954
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	64,964

		124,918

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	35,000	34,002
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	75,000	73,243

		107,245

Beverages-Non-alcoholic — 0.1%
Maple Escrow Subsidiary, Inc. Company Guar. Notes 3.55% due 05/25/2021*	40,000	40,131

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	75,000	74,019

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	44,171

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	25,000	23,072
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	25,190
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	25,000	24,648

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	$15,000	$13,995

		86,905

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	25,045

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	48,029

Computers — 0.1%
Apple, Inc. Senior Notes 3.20% due 05/11/2027	25,000	24,273
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	47,457

		71,730

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	5,000	4,912

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	25,051

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	100,000	97,269
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	75,000	72,858
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	25,431
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	73,288
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	25,000	24,610
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	19,543
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	75,000	70,283
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	25,000	22,821
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	71,306
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	25,000	25,112

		502,521

420

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	$75,000	$72,683

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	24,151
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	15,000	16,980

		41,131

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	25,000	25,590
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	24,317

		49,907

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	25,767
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	33,825

		59,592

Electric-Integrated — 0.4%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	22,772
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	24,080
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	45,393
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	28,284
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	23,896
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	25,115
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	25,351
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	29,759
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	24,924
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	24,981

		274,555

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	$10,000	$9,657
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	30,000	29,108
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021*	10,000	10,020

		48,785

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	25,333

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	23,872

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.20% due 10/30/2020	35,000	34,268
Discover Financial Services Senior Notes 3.85% due 11/21/2022	18,000	17,874

		52,142

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	14,608

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	19,863

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.00% due 06/15/2023	50,000	50,183

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.65% due 06/15/2023*	20,000	19,954
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	25,000	23,103
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	25,000	24,970

		68,027

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	29,653

421

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.1%
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023*	$10,000	$9,940
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	23,807
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	23,880
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	24,414

		82,041

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	28,363

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	25,287

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	24,659

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	14,771

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	24,190

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	25,000	24,748
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	47,978

		72,726

Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	25,000	24,684

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	24,324

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	24,624
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	15,000	14,746

Security Description	Principal Amount	Value (Note 2)
Medical-HMO (continued)
Cigna Corp. Senior Notes 3.25% due 04/15/2025	$50,000	$47,451
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	26,532
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	27,316

		140,669

Medical-Hospitals — 0.2%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	44,760
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	9,484
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	50,354

		104,598

Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 5.65% due 08/15/2020	25,000	26,099

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	28,480

Oil Companies-Exploration & Production — 0.1%
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	25,000	24,046
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	24,480
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	25,179

		73,705

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	45,000	44,988
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	20,000	20,726
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	25,000	23,850
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	25,000	24,084

		113,648

Pipelines — 0.2%
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	50,982

422

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	$25,000	$24,814
Transcontinental Gas Pipe Line Co LLC Senior Notes 4.60% due 03/15/2048*	20,000	19,637

		95,433

Publishing-Books — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	9,904

Real Estate Investment Trusts — 0.2%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	5,006
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	51,554
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	23,911
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	14,513
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	5,000	4,671
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	28,779
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	23,377

		151,811

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	46,469
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	23,595

		70,064

Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	50,249

Special Purpose Entities — 0.1%
AIG Global Funding Senior Sec. Notes 2.15% due 07/02/2020*(9)(10)	25,000	24,454
AIG Global Funding Senior Sec. Notes 3.35% due 06/25/2021*(9)(10)	20,000	19,969

		44,423

Security Description	Principal Amount	Value (Note 2)
Steel-Producers — 0.1%
Nucor Corp. Senior Notes 3.95% due 05/01/2028	$35,000	$35,011

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	50,000	48,740
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	50,000	53,598
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	25,000	27,279

		129,617

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	50,000	48,297

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,403

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	24,992
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	25,200
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	24,737

		74,929

Total U.S. Corporate Bonds & Notes (cost $3,961,297)		3,900,035

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	24,016

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	30,043

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020	25,000	24,728

Banks-Commercial — 0.2%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	34,900
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	24,979
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	49,196

		109,075

423

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Special Purpose — 0.1%
KFW Government Guar. Notes 2.75% due 07/15/2020	$37,000	$36,961

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	1,922

Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	23,918
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	59,443

		83,361

Chemicals-Diversified — 0.1%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	47,381

Diversified Banking Institutions — 0.3%
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	34,809
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,071
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	55,086
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	55,029

		196,995

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	24,733

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	47,229

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	24,157
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	29,523
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	23,580

		77,260

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 2.52% due 09/19/2022	25,000	24,160

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	$25,000	$24,089
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022	50,000	51,350
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	15,000	12,425
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	24,598
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	25,000	24,662

		161,284

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	25,000	25,238
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	13,000	14,401
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	24,003

		63,642

Total Foreign Corporate Bonds & Notes (cost $935,122)		928,630

U.S. GOVERNMENT AGENCIES — 0.4%
Federal National Mtg. Assoc. — 0.3%
Fannie Mae Connecticut Avenue Securities FRS Series 2018-C05, Class 1M1 2.80% (1 ML+0.72%) due 01/25/2031(5)	50,000	50,011
Federal National Mtg. Assoc. 1.25% due 08/17/2021	175,000	167,075

		217,086

Government National Mtg. Assoc. — 0.1%
3.00% due 07/20/2047	3,703	3,615
4.00% due 04/20/2047	8,968	9,185
4.50% due 02/20/2046	13,525	14,238
5.00% due 08/21/2048	25,000	26,211

		53,249

Total U.S. Government Agencies (cost $273,843)		270,335

U.S. GOVERNMENT TREASURIES — 11.9%
United States Treasury Bonds — 4.1%
2.25% due 08/15/2046	62,000	52,313
2.50% due 02/15/2045	33,500	29,964
2.50% due 02/15/2046	48,000	42,793
2.50% due 05/15/2046	50,200	44,719
2.75% due 08/15/2042	48,000	45,343
2.75% due 11/15/2042	55,000	51,915
2.75% due 08/15/2047	489,000	457,597
2.75% due 11/15/2047	70,300	65,766
2.88% due 08/15/2045	34,000	32,694
2.88% due 11/15/2046	59,000	56,652

424

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.00% due 05/15/2042	$23,000	$22,722
3.00% due 11/15/2044	45,000	44,330
3.00% due 05/15/2045	27,000	26,595
3.00% due 11/15/2045	57,500	56,626
3.00% due 02/15/2047	49,000	48,229
3.00% due 05/15/2047	55,700	54,784
3.00% due 02/15/2048	78,000	76,736
3.13% due 11/15/2041	406,000	409,711
3.13% due 02/15/2042	34,000	34,309
3.13% due 02/15/2043	33,000	33,259
3.13% due 08/15/2044	30,000	30,229
3.13% due 05/15/2048	120,000	120,975
3.38% due 05/15/2044	27,000	28,407
3.50% due 02/15/2039	402,000	430,564
3.63% due 08/15/2043	46,000	50,347
3.63% due 02/15/2044	26,000	28,490
3.75% due 11/15/2043	29,000	32,391
4.25% due 05/15/2039	5,000	5,930
4.25% due 11/15/2040	15,000	17,876
4.38% due 11/15/2039	45,000	54,318
4.38% due 05/15/2040	15,000	18,144
4.38% due 05/15/2041	30,000	36,429
4.50% due 02/15/2036	13,000	15,653
4.50% due 05/15/2038	40,000	48,761
4.50% due 08/15/2039	10,000	12,249
4.63% due 02/15/2040	15,000	18,717
4.75% due 02/15/2037	14,800	18,462
5.38% due 02/15/2031	16,300	20,354
5.50% due 08/15/2028	3,500	4,265

		2,679,618

United States Treasury Notes — 7.8%
1.38% due 12/15/2019	200,000	196,781
1.38% due 04/30/2020	395,000	386,452
1.38% due 09/15/2020	630,000	612,970
1.63% due 08/31/2022	150,000	143,098
1.75% due 10/31/2018	14,500	14,489
1.75% due 09/30/2019	725,000	718,713
1.75% due 12/31/2020	20,000	19,547
1.88% due 09/30/2022	45,000	43,325
2.00% due 02/15/2023	85,000	81,992
2.13% due 12/31/2022	205,000	198,978
2.25% due 11/15/2024	260,000	250,118
2.25% due 08/15/2027	40,000	37,748
2.25% due 11/15/2027	90,000	84,797
2.63% due 08/15/2020	455,000	454,520
2.63% due 02/28/2023	175,000	173,441
2.75% due 02/15/2028	200,000	196,414
2.88% due 04/30/2025	1,265,000	1,261,245
2.88% due 05/15/2028	105,000	104,196
3.13% due 05/15/2021	60,000	60,579

		5,039,403

Total U.S. Government Treasuries (cost $7,769,868)		7,719,021

Security Description	Shares/ Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.7%
County of Miami-Dade, FL Transit System Revenue Bonds 5.62% due 07/01/2040	$25,000	$29,560
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	54,988
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	25,551
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	30,000	36,135
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	65,658
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	50,000	62,286
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	59,313
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	4,730
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	73,632
Virginia Commonwealth University Health System Authority Revenue Bonds 4.96% due 01/01/2044	25,000	27,931

Total Municipal Bonds & Notes (cost $448,129)		439,784

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional Authority — 0.3%
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	75,000	72,149
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	25,199
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	71,954

Total Foreign Government Obligations (cost $174,839)		169,302

REGISTERED INVESTMENT COMPANIES — 0.1%
Altaba, Inc. † (cost $30,398)	412	30,261

Total Long-Term Investment Securities (cost $62,941,493)		64,164,353

425

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 3.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.83%(6)	2,566,784	$2,569,389
T. Rowe Price Treasury Reserve Fund 1.95%(6)	1,009	1,009

Total Short-Term Investment Securities (cost $2,570,398)		2,570,398

TOTAL INVESTMENTS (cost $65,511,891)(8)	102.4%	66,734,751
Liabilities in excess of other assets	(2.4)	(1,570,587)

NET ASSETS	100.0%	$65,164,164

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $1,287,771 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $9,582 representing 0.0% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	1,708	$9,582	$9,582	$5.61	0.01%

(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	The rate shown is the 7-day yield as of July 31, 2018.
(7)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	See Note 3 for cost of investments on a tax basis.
(9)	Security represents an investment in an affiliated company (see Note 8).
(10)	See Note 4.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

GDR — Global Depositary Receipt

NASDAQ — National Association of Securities Dealers Automated Quotations

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of July 31, 2018, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1ML — 1 Month USD LIBOR

426

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$9,582	$9,582
Other Industries	40,058,639	9,873,180	**	—	49,931,819
Convertible Preferred Securities	90,908	—		—	90,908
Asset Backed Securities	—	674,676		—	674,676
U.S. Corporate Bonds & Notes	—	3,900,035		—	3,900,035
Foreign Corporate Bonds & Notes	—	928,630		—	928,630
U.S. Government Agencies	—	270,335		—	270,335
U.S. Government Treasuries	—	7,719,021		—	7,719,021
Municipal Bonds & Notes	—	439,784		—	439,784
Foreign Government Obligations	—	169,302		—	169,302
Registered Investment Companies	30,261	—		—	30,261
Short-Term Investment Securities	2,570,398	—		—	2,570,398

Total Investments at Value	$42,750,206	$23,974,963		$9,582	$66,734,751

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $9,475,394 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

427

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Registered Investment Companies	13.7%
Federal National Mtg. Assoc.	5.3
United States Treasury Notes	4.1
Diversified Banking Institutions	3.6
Banks-Commercial	3.5
Medical-Drugs	3.1
Government National Mtg. Assoc.	2.8
United States Treasury Bonds	2.6
Applications Software	2.5
E-Commerce/Products	2.5
Diversified Financial Services	2.4
Electric-Integrated	1.8
Medical Products	1.7
Real Estate Investment Trusts	1.6
Banks-Super Regional	1.6
Oil Companies-Integrated	1.5
Insurance-Multi-line	1.5
Aerospace/Defense	1.4
Medical-HMO	1.4
Web Portals/ISP	1.3
Telephone-Integrated	1.3
Finance-Credit Card	1.3
Electronic Components-Semiconductors	1.3
Internet Content-Entertainment	1.2
Medical-Biomedical/Gene	1.0
Insurance-Life/Health	1.0
Oil Companies-Exploration & Production	0.9
Auto-Cars/Light Trucks	0.9
Food-Misc./Diversified	0.9
Chemicals-Diversified	0.8
E-Commerce/Services	0.8
Cable/Satellite TV	0.8
Airlines	0.8
Medical Instruments	0.8
Cosmetics & Toiletries	0.7
Computers	0.7
Insurance Brokers	0.6
Diagnostic Equipment	0.6
Municipal Bonds & Notes	0.5
Commercial Services-Finance	0.5
Apparel Manufacturers	0.5
Oil Refining & Marketing	0.5
Semiconductor Components-Integrated Circuits	0.5
Auto/Truck Parts & Equipment-Original	0.5
Finance-Investment Banker/Broker	0.5
Paper & Related Products	0.5
Pipelines	0.5
Insurance-Property/Casualty	0.5
Cellular Telecom	0.5
Food-Meat Products	0.4
Electronic Measurement Instruments	0.4
Electric-Distribution	0.4
Diversified Manufacturing Operations	0.4
Tobacco	0.4
Retail-Restaurants	0.4
Regional Authority	0.4
Semiconductor Equipment	0.4
Pharmacy Services	0.4
Finance-Other Services	0.4
Internet Application Software	0.4
Retail-Apparel/Shoe	0.3

Machinery-General Industrial	0.3%
Medical-Hospitals	0.3
Networking Products	0.3
Retail-Building Products	0.3
Machinery-Electrical	0.3
Retail-Discount	0.3
Banks-Fiduciary	0.3
Import/Export	0.3
Transport-Rail	0.3
Gas-Distribution	0.3
Electric-Generation	0.3
Diversified Minerals	0.3
Computer Services	0.3
Instruments-Controls	0.3
Federal Home Loan Mtg. Corp.	0.3
Entertainment Software	0.3
Beverages-Non-alcoholic	0.3
Finance-Leasing Companies	0.3
Data Processing/Management	0.2
Enterprise Software/Service	0.2
Hotels/Motels	0.2
Electronic Components-Misc.	0.2
Dialysis Centers	0.2
Metal-Diversified	0.2
Containers-Paper/Plastic	0.2
Casino Hotels	0.2
Audio/Video Products	0.2
Multimedia	0.2
Retail-Auto Parts	0.2
Tools-Hand Held	0.2
Aerospace/Defense-Equipment	0.2
Industrial Automated/Robotic	0.2
Insurance-Reinsurance	0.2
Building-Residential/Commercial	0.2
Beverages-Wine/Spirits	0.2
Industrial Gases	0.2
Consumer Products-Misc.	0.2
Auto-Heavy Duty Trucks	0.2
Building Products-Air & Heating	0.2
Brewery	0.2
Steel-Producers	0.2
Non-Hazardous Waste Disposal	0.2
Chemicals-Specialty	0.1
Advertising Agencies	0.1
Containers-Metal/Glass	0.1
Food-Retail	0.1
Metal-Copper	0.1
Real Estate Operations & Development	0.1
Diversified Operations	0.1
Gold Mining	0.1
Sovereign	0.1
Investment Management/Advisor Services	0.1
Cruise Lines	0.1
Agricultural Chemicals	0.1
Transport-Services	0.1
Insurance-Mutual	0.1
Computer Aided Design	0.1
Schools	0.1
Federal Home Loan Bank	0.1
Coatings/Paint	0.1
Banks-Special Purpose	0.1

428

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited) — (continued)

Industry Allocation* (continued)

Commercial Services	0.1%
Telecom Services	0.1
Food-Catering	0.1
Coal	0.1
Agricultural Operations	0.1
Satellite Telecom	0.1
Human Resources	0.1
Transport-Equipment & Leasing	0.1
Electric Products-Misc.	0.1
Athletic Footwear	0.1
Engineering/R&D Services	0.1
Wire & Cable Products	0.1
Photo Equipment & Supplies	0.1
E-Marketing/Info	0.1
Machinery-Pumps	0.1
Gambling (Non-Hotel)	0.1
Electronic Connectors	0.1
Advertising Sales	0.1
Rental Auto/Equipment	0.1
Investment Companies	0.1
Internet Content-Information/News	0.1
Oil-Field Services	0.1
Electric-Transmission	0.1
Banks-Money Center	0.1
Building-Heavy Construction	0.1
Retail-Mail Order	0.1
Housewares	0.1

101.3%

*	Calculated as a percentage of net assets

429

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 55.6%
Advertising Agencies — 0.1%
WPP PLC	116,729	$1,827,598

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	13,981	858,167

Aerospace/Defense — 1.2%
Boeing Co.	30,590	10,900,999
Meggitt PLC	243,293	1,819,411
Northrop Grumman Corp.	14,733	4,427,119

		17,147,529

Aerospace/Defense-Equipment — 0.2%
Harris Corp.	12,727	2,099,319
L3 Technologies, Inc.	1,614	346,106

		2,445,425

Agricultural Biotech — 0.0%
Calyxt, Inc.†	257	4,513

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	11,862	526,910
Incitec Pivot, Ltd.	7,736	21,810
Yara International ASA	791	34,854

		583,574

Agricultural Operations — 0.1%
Bunge, Ltd.	18,997	1,313,263

Airlines — 0.6%
Alaska Air Group, Inc.	14,378	903,370
American Airlines Group, Inc.	95,531	3,777,296
Delta Air Lines, Inc.	23,373	1,271,958
Southwest Airlines Co.	15,139	880,484
United Continental Holdings, Inc.†	11,320	910,128

		7,743,236

Apparel Manufacturers — 0.5%
Burberry Group PLC	61,827	1,708,595
Hanesbrands, Inc.	65,316	1,453,934
Kering SA	3,093	1,648,180
Moncler SpA	34,878	1,537,698
Samsonite International SA*	216,000	819,454

		7,167,861

Applications Software — 2.4%
CDK Global, Inc.	1,009	63,012
Intuit, Inc.	13,930	2,845,063
Microsoft Corp.	201,379	21,362,284
Red Hat, Inc.†	14,844	2,096,418
salesforce.com, Inc.†	29,923	4,103,940
ServiceNow, Inc.†	14,422	2,537,695

		33,008,412

Athletic Footwear — 0.1%
NIKE, Inc., Class B	14,186	1,091,045

Audio/Video Products — 0.2%
Panasonic Corp.	122,300	1,577,385
Sony Corp.	18,800	1,016,757

		2,594,142

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG	12,847	1,242,402
Ferrari NV	2,553	338,579
Honda Motor Co., Ltd.	25,100	755,795
Suzuki Motor Corp.	26,000	1,527,918

Security Description	Shares	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Tesla, Inc.†	4,392	$1,309,431
Toyota Motor Corp.	50,600	3,316,174

		8,490,299

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	14,486	952,020

Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.	12,000	559,096
Aptiv PLC	10,879	1,066,903
Autoliv, Inc. SDR	9,378	955,421
Koito Manufacturing Co., Ltd.	8,100	521,250
Magna International, Inc.	53,557	3,255,194
Veoneer, Inc. (SDR)†	8,737	448,776

		6,806,640

Banks-Commercial — 2.0%
ABN AMRO Group NV CVA*	43,966	1,215,831
Australia & New Zealand Banking Group, Ltd.	102,880	2,242,806
Commerzbank AG†	38,304	413,559
Danske Bank A/S	49,300	1,433,582
DBS Group Holdings, Ltd.	106,800	2,097,695
DNB ASA	131,473	2,658,183
Erste Group Bank AG	26,896	1,161,791
First Republic Bank	18,295	1,808,644
ING Groep NV	165,683	2,531,264
Intesa Sanpaolo SpA	442,026	1,357,878
National Bank of Canada	37,400	1,833,415
Nordea Bank AB	238,582	2,535,707
Standard Chartered PLC	136,520	1,230,997
Sumitomo Mitsui Trust Holdings, Inc.	32,900	1,308,645
SVB Financial Group†	489	150,553
Svenska Handelsbanken AB, Class A	166,694	2,058,573
United Overseas Bank, Ltd.	55,300	1,098,304

		27,137,427

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	16,865	901,772
Northern Trust Corp.	1,793	195,831
State Street Corp.	33,266	2,937,720

		4,035,323

Banks-Super Regional — 1.3%
Capital One Financial Corp.	3,408	321,443
Fifth Third Bancorp	43,419	1,284,768
KeyCorp	17,978	375,201
PNC Financial Services Group, Inc.	24,047	3,482,727
US Bancorp	56,271	2,982,926
Wells Fargo & Co.	153,556	8,797,223

		17,244,288

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	18,922	882,333
Keurig Dr Pepper, Inc.	8,679	208,383
Monster Beverage Corp.†	418	25,088
PepsiCo, Inc.	11,458	1,317,670

		2,433,474

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	1,380	290,117
Diageo PLC	54,856	2,015,907

		2,306,024

430

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Brewery — 0.1%
Kirin Holdings Co., Ltd.	26,700	$683,001

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	3,868	224,344

Building & Construction-Misc. — 0.0%
EMCOR Group, Inc.	230	17,698

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	55,953	2,098,797

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	322	64,213
Vulcan Materials Co.	758	84,896

		149,109

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	8,454	441,891
Lennar Corp., Class B	102	4,406
NVR, Inc.†	27	74,505
Persimmon PLC	47,313	1,539,951

		2,060,753

Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	5,595	1,704,125
Comcast Corp., Class A	77,518	2,773,594
Liberty Broadband Corp., Class C†	6,635	527,284

		5,005,003

Casino Hotels — 0.2%
Las Vegas Sands Corp.	11,437	822,320
MGM Resorts International	35,077	1,100,366
Wynn Resorts, Ltd.	4,487	748,342

		2,671,028

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	39,750	680,123
Telstra Corp., Ltd.	107,010	225,724
Vodafone Group PLC ADR	108,950	2,674,722

		3,580,569

Chemicals-Diversified — 0.8%
Asahi Kasei Corp.	123,000	1,644,624
BASF SE	20,825	2,000,288
Covestro AG*	11,199	1,074,786
Croda International PLC	696	47,082
DowDuPont, Inc.	59,119	4,065,614
Johnson Matthey PLC	31,004	1,531,045
Koninklijke DSM NV	355	37,811
Orion Engineered Carbons SA	515	16,892
PPG Industries, Inc.	4,364	482,920
Symrise AG	344	31,080
Tosoh Corp.	15,800	257,679

		11,189,821

Chemicals-Specialty — 0.1%
GCP Applied Technologies, Inc.†	480	13,992
SGL Carbon AG†	775	9,164
Umicore SA	29,089	1,703,906
Valvoline, Inc.	3,951	89,253
Victrex PLC	651	26,922

		1,843,237

Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.1%
Akzo Nobel NV	462	$42,649
RPM International, Inc.	3,846	247,567
Sherwin-Williams Co.	2,558	1,127,387

		1,417,603

Commercial Services — 0.1%
Cintas Corp.	1,519	310,605
CoStar Group, Inc.†	798	331,848
Nielsen Holdings PLC	14,431	339,995

		982,448

Commercial Services-Finance — 0.5%
Equifax, Inc.	1,888	236,944
FleetCor Technologies, Inc.†	2,458	533,386
Global Payments, Inc.	12,970	1,460,033
IHS Markit, Ltd.†	430	22,803
PayPal Holdings, Inc.†	33,384	2,742,162
S&P Global, Inc.	5,121	1,026,453
TransUnion	1,958	141,759
Worldpay, Inc., Class A†	12,868	1,057,621

		7,221,161

Computer Aided Design — 0.1%
Synopsys, Inc.†	16,561	1,481,050

Computer Services — 0.2%
Accenture PLC, Class A	6,930	1,104,157
Infosys, Ltd. ADR	69,850	1,409,573

		2,513,730

Computers — 0.5%
Apple, Inc.	35,914	6,834,075
Hewlett Packard Enterprise Co.	22,563	348,373

		7,182,448

Consulting Services — 0.0%
Gartner, Inc.†	2,503	338,981

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	19,196	2,185,657

Containers-Metal/Glass — 0.0%
Ball Corp.	15,676	610,894
Vidrala SA	257	24,599

		635,493

Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	105,302	1,178,047
Orora, Ltd.	8,979	24,216
Sealed Air Corp.	3,624	159,710

		1,361,973

Cosmetics & Toiletries — 0.7%
Essity AB, Class B	44,172	1,104,212
L’Oreal SA	8,917	2,183,729
Pola Orbis Holdings, Inc.	16,600	643,869
Procter & Gamble Co.	13,488	1,090,909
Unilever PLC	86,110	4,920,639

		9,943,358

Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	10,970	548,829
Royal Caribbean Cruises, Ltd.	9,880	1,114,069

		1,662,898

431

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	14,842	$1,530,655
Fiserv, Inc.†	19,374	1,462,350

		2,993,005

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	762	271,767

Diagnostic Equipment — 0.5%
Danaher Corp.	33,302	3,416,119
Thermo Fisher Scientific, Inc.	17,368	4,073,317

		7,489,436

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	36,529	2,819,932

Diamonds/Precious Stones — 0.0%
Lucara Diamond Corp.	12,560	21,628
Petra Diamonds, Ltd.†	35,249	21,356

		42,984

Distribution/Wholesale — 0.0%
HD Supply Holdings, Inc.†	4,390	193,072

Diversified Banking Institutions — 2.1%
Bank of America Corp.	29,862	922,139
Barclays PLC ADR	29,400	303,996
BNP Paribas SA	45,237	2,942,973
Citigroup, Inc.	71,733	5,156,885
JPMorgan Chase & Co.	86,209	9,909,725
Lloyds Banking Group PLC	2,302,826	1,883,982
Macquarie Group, Ltd.	20,025	1,823,482
Mitsubishi UFJ Financial Group, Inc.	376,700	2,316,235
Morgan Stanley	80,530	4,071,597

		29,331,014

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)(7)	57,396	321,992

Diversified Manufacturing Operations — 0.4%
ALS, Ltd.	4,796	26,510
Siemens AG	30,722	4,337,303
Textron, Inc.	10,710	731,172

		5,094,985

Diversified Minerals — 0.3%
Anglo American PLC	7,282	166,073
BHP Billiton PLC	66,909	1,545,624
BHP Billiton, Ltd.	29,096	761,348
Independence Group NL	317,126	1,059,715
Lundin Mining Corp.	13,646	75,528
Sumitomo Metal Mining Co., Ltd.	1,300	46,775
Teck Resources, Ltd., Class B	6,430	167,373
Western Areas, Ltd.	11,467	27,597

		3,850,033

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	169,000	1,836,265

E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd. ADR†	40,813	7,641,418
Amazon.com, Inc.†	13,523	24,036,321

		31,677,739

Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.7%
Booking Holdings, Inc.†	4,802	$9,741,913
Ctrip.com International, Ltd. ADR†	285	11,728

		9,753,641

E-Marketing/Info — 0.1%
CyberAgent, Inc.	17,900	940,319

Electric Products-Misc. — 0.1%
Legrand SA	14,959	1,098,651

Electric-Distribution — 0.2%
Sempra Energy	27,338	3,159,999

Electric-Generation — 0.3%
E.ON SE	55,162	621,969
Electric Power Development Co., Ltd.	44,700	1,211,294
Engie SA	120,410	1,944,310
Sembcorp Industries, Ltd.	105,200	207,355

		3,984,928

Electric-Integrated — 1.1%
American Electric Power Co., Inc.	616	43,822
CMS Energy Corp.	890	43,023
DTE Energy Co.	12,189	1,322,994
Entergy Corp.	28,945	2,352,650
Evergy, Inc.	36,485	2,046,444
Eversource Energy	6,389	387,940
NextEra Energy, Inc.	29,969	5,021,006
PG&E Corp.	31,218	1,344,871
Southern Co.	57,400	2,789,640
SSE PLC	24,132	395,804

		15,748,194

Electronic Components-Misc. — 0.2%
Corning, Inc.	49,663	1,647,818
Omron Corp.	22,800	1,029,320
Sensata Technologies Holding PLC†	3,332	181,161

		2,858,299

Electronic Components-Semiconductors — 1.2%
Broadcom, Inc.	25,826	5,727,432
Hamamatsu Photonics KK	15,100	639,812
Intel Corp.	3,712	178,547
Microchip Technology, Inc.	16,664	1,556,918
Samsung Electronics Co., Ltd.	58,144	2,412,179
Texas Instruments, Inc.	51,286	5,709,157
Xilinx, Inc.	3,369	242,804

		16,466,849

Electronic Connectors — 0.1%
Amphenol Corp., Class A	6,906	645,780
TE Connectivity, Ltd.	2,536	237,294

		883,074

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	27,966	1,846,875
Fortive Corp.	20,492	1,681,983
Keysight Technologies, Inc.†	30,269	1,755,602

		5,284,460

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	387	26,173
WorleyParsons, Ltd.	75,181	1,025,166

		1,051,339

432

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service — 0.1%
Black Knight, Inc.†	3,665	$189,297
Oracle Corp.	17,864	851,755
Workday, Inc., Class A†	7,686	953,218

		1,994,270

Entertainment Software — 0.3%
Activision Blizzard, Inc.	16,955	1,244,836
Electronic Arts, Inc.†	16,180	2,083,175
Take-Two Interactive Software, Inc.†	765	86,460

		3,414,471

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	5,145	137,680

Finance-Consumer Loans — 0.0%
Synchrony Financial	19,191	555,388

Finance-Credit Card — 1.1%
Credit Saison Co., Ltd.	38,800	605,455
Mastercard, Inc., Class A	32,737	6,481,926
Visa, Inc., Class A	58,707	8,027,595

		15,114,976

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	59,690	3,047,772
Close Brothers Group PLC	14,468	301,232
TD Ameritrade Holding Corp.	58,089	3,319,786

		6,668,790

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	131,800	798,418

Finance-Other Services — 0.3%
CBOE Holdings, Inc.	2,154	209,218
CME Group, Inc.	1,188	189,035
Intercontinental Exchange, Inc.	54,596	4,035,190

		4,433,443

Food-Catering — 0.1%
Compass Group PLC	62,346	1,341,031

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	106,862	6,160,594

Food-Misc./Diversified — 0.7%
Cal-Maine Foods, Inc.†	589	26,505
Conagra Brands, Inc.	11,785	432,627
Kraft Heinz Co.	9,088	547,552
Mondelez International, Inc., Class A	18,458	800,708
Nestle SA	75,567	6,157,734
Wilmar International, Ltd.	432,200	994,555

		8,959,681

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	43,000	1,755,219

Gas-Distribution — 0.2%
Atmos Energy Corp.	3,445	316,492
Italgas SpA	5,078	29,206
National Grid PLC	124,223	1,325,551
NiSource, Inc.	53,783	1,408,039

		3,079,288

Gold Mining — 0.1%
Alamos Gold, Inc., Class A	3,824	20,754
B2Gold Corp.†	20,300	50,561

Security Description	Shares	Value (Note 2)
Gold Mining (continued)
Centamin PLC	57,169	$89,269
Centerra Gold, Inc.†	2,425	11,017
Detour Gold Corp.†	1,730	17,049
Dundee Precious Metals, Inc.†	4,500	10,689
Evolution Mining, Ltd.	47,551	98,848
Franco-Nevada Corp.	3,399	249,324
Guyana Goldfields, Inc.†	4,400	13,530
Highland Gold Mining, Ltd.	6,397	10,809
Kirkland Lake Gold, Ltd.	8,216	179,560
New Gold, Inc.†	6,149	7,686
Northern Star Resources, Ltd.	28,956	155,006
OceanaGold Corp.	4,640	14,268
Osisko Gold Royalties, Ltd.	2,503	23,763
Randgold Resources, Ltd.	3,142	232,690
Regis Resources, Ltd.	11,172	37,080
Royal Gold, Inc.	647	54,743
Saracen Mineral Holdings, Ltd.†	38,616	53,738
SEMAFO, Inc.†	10,669	31,330

		1,361,714

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	8,167	570,547

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	14,084	1,107,848
Marriott International, Inc., Class A	15,667	2,002,869

		3,110,717

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	44,900	1,231,319

Import/Export — 0.3%
Mitsubishi Corp.	50,500	1,411,272
Sumitomo Corp.	167,400	2,753,971

		4,165,243

Industrial Automated/Robotic — 0.2%
SMC Corp.	2,800	943,195
THK Co., Ltd.	55,100	1,497,750

		2,440,945

Industrial Gases — 0.2%
Air Liquide SA	11,108	1,421,510
Air Products & Chemicals, Inc.	4,338	712,169
Praxair, Inc.	352	58,960

		2,192,639

Instruments-Controls — 0.3%
Honeywell International, Inc.	23,408	3,737,087

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	38,289	3,191,771
Willis Towers Watson PLC	20,049	3,196,212

		6,387,983

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	188,800	1,652,916
Aviva PLC	196,517	1,288,156
AXA Equitable Holdings, Inc.†	23,697	521,097
Brighthouse Financial, Inc.†	1,418	61,584
Challenger, Ltd.	156,550	1,444,484
Prudential PLC	106,526	2,520,045
Sun Life Financial, Inc.	51,397	2,101,949

		9,590,231

433

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 1.3%
AXA SA	97,356	$2,457,777
Chubb, Ltd.	31,236	4,364,294
CNA Financial Corp.	2,418	113,114
Direct Line Insurance Group PLC	348,450	1,572,602
Hartford Financial Services Group, Inc.	31,997	1,686,242
Loews Corp.	4,472	227,088
MetLife, Inc.	51,969	2,377,062
Ping An Insurance Group Co. of China, Ltd.	157,500	1,460,410
Storebrand ASA	173,601	1,477,228
Voya Financial, Inc.	7,780	393,046
Zurich Insurance Group AG	5,279	1,623,747

		17,752,610

Insurance-Property/Casualty — 0.4%
Berkshire Hathaway, Inc., Class B†	5,791	1,145,865
FNF Group	2,091	84,686
Progressive Corp.	11,787	707,338
RSA Insurance Group PLC	117,907	996,078
Tokio Marine Holdings, Inc.	44,100	2,096,396

		5,030,363

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	10,512	2,332,560

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	91,500	4,159,919

Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	73,474	12,680,143
Netflix, Inc.†	9,798	3,306,335
YY, Inc., ADR†	12,344	1,150,831

		17,137,309

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	31,700	668,355

Internet Security — 0.0%
Symantec Corp.	26,805	541,997

Investment Companies — 0.1%
Bradespar SA (Preference Shares)	2,925	25,390
Melrose Industries PLC	270,051	765,656

		791,046

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,985	289,155
BlackRock, Inc.	196	98,541
Franklin Resources, Inc.	4,541	155,847
GAM Holding AG	44,950	455,229
Raymond James Financial, Inc.	4,825	441,922

		1,440,694

Machine Tools & Related Products — 0.0%
Sandvik AB	1,308	23,902

Machinery-Electrical — 0.3%
ABB, Ltd.	83,266	1,912,513
Mitsubishi Electric Corp.	198,100	2,690,655

		4,603,168

Machinery-Farming — 0.0%
AGCO Corp.	226	14,243

Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 0.2%
Krones AG	178	$22,023
Roper Technologies, Inc.	9,771	2,949,865
Wabtec Corp.	2,166	238,953

		3,210,841

Machinery-Pumps — 0.1%
Flowserve Corp.	8,440	374,145
Mueller Water Products, Inc., Class A	1,188	14,672
Pentair PLC	8,341	372,426

		761,243

Medical Instruments — 0.7%
Boston Scientific Corp.†	18,411	618,794
Elekta AB, Series B	79,092	1,110,327
Intuitive Surgical, Inc.†	7,659	3,892,227
Medtronic PLC	38,319	3,457,523

		9,078,871

Medical Labs & Testing Services — 0.0%
Miraca Holdings, Inc.	16,900	490,246

Medical Products — 1.6%
Abbott Laboratories	11,897	779,729
Becton Dickinson and Co.	27,523	6,890,934
Cooper Cos., Inc.	3,037	791,139
GN Store Nord A/S	42,956	2,049,082
Hologic, Inc.†	19,091	819,195
Koninklijke Philips NV	78,589	3,449,990
Siemens Healthineers AG†*	24,797	1,104,431
Stryker Corp.	30,843	5,035,120
Zimmer Biomet Holdings, Inc.	3,207	402,543

		21,322,163

Medical-Biomedical/Gene — 0.9%
Alexion Pharmaceuticals, Inc.†	20,553	2,732,727
Amgen, Inc.	3,146	618,346
Biogen, Inc.†	1,920	641,990
BioMarin Pharmaceutical, Inc.†	1,146	115,242
Celgene Corp.†	9,704	874,233
CSL, Ltd.	5,325	776,769
Gilead Sciences, Inc.	14,119	1,098,882
Illumina, Inc.†	85	27,571
Incyte Corp.†	1,205	80,181
Shire PLC ADR	9,822	1,675,731
Vertex Pharmaceuticals, Inc.†	19,490	3,411,725

		12,053,397

Medical-Drugs — 2.7%
AbbVie, Inc.	5,487	506,066
Allergan PLC	3,627	667,694
Astellas Pharma, Inc.	172,700	2,812,614
Bayer AG	39,104	4,355,670
Bristol-Myers Squibb Co.	11,758	690,782
Eli Lilly & Co.	5,112	505,117
GlaxoSmithKline PLC ADR	49,305	2,050,595
Johnson & Johnson	17,200	2,279,344
Merck & Co., Inc.	74,370	4,898,752
Novartis AG	56,395	4,733,855
Novo Nordisk A/S, Class B	18,871	939,064
Pfizer, Inc.	139,049	5,552,226
Roche Holding AG	16,479	4,044,066
Sanofi	27,640	2,402,049
Zoetis, Inc.	4,389	379,561

		36,817,455

434

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 1.3%
Aetna, Inc.	6,349	$1,196,088
Anthem, Inc.	14,264	3,608,792
Centene Corp.†	8,768	1,142,733
Cigna Corp.	17,780	3,190,088
Humana, Inc.	3,236	1,016,687
UnitedHealth Group, Inc.	31,592	7,999,726

		18,154,114

Medical-Hospitals — 0.0%
Envision Healthcare Corp.†	388	17,173
HCA Healthcare, Inc.	3,385	420,518
Universal Health Services, Inc., Class B	958	116,972

		554,663

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,092	89,358
McKesson Corp.	1,199	150,595

		239,953

Metal Processors & Fabrication — 0.0%
Aurubis AG	291	23,817
Sims Metal Management, Ltd.	1,419	18,040

		41,857

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	1,137	53,234

Metal-Aluminum — 0.0%
Alumina, Ltd.	40,581	85,748
Norsk Hydro ASA	10,707	61,011

		146,759

Metal-Copper — 0.1%
Antofagasta PLC	77,842	1,027,313
First Quantum Minerals, Ltd.	4,138	64,542
Freeport-McMoRan, Inc.	5,300	87,450
HudBay Minerals, Inc.	2,858	14,874
KAZ Minerals PLC†	2,786	31,028
OZ Minerals, Ltd.	5,123	36,088
Southern Copper Corp.	3,553	175,376

		1,436,671

Metal-Diversified — 0.2%
Boliden AB	5,224	155,534
Glencore PLC	55,795	245,787
Rio Tinto PLC	7,975	440,520
Rio Tinto, Ltd.	10,833	652,837
Sandfire Resources NL	3,445	18,876
South32, Ltd.	332,675	880,907

		2,394,461

Metal-Iron — 0.0%
Ferrexpo PLC	6,508	16,621
Fortescue Metals Group, Ltd.	17,121	55,704
Labrador Iron Ore Royalty Corp.	907	17,305
Vale SA	15,003	219,211

		308,841

Mining Services — 0.0%
Eramet	158	15,672

Multimedia — 0.2%
Twenty-First Century Fox, Inc., Class A	5,817	261,765

Security Description	Shares	Value (Note 2)
Multimedia (continued)
Twenty-First Century Fox, Inc., Class B	34,244	$1,521,118
Walt Disney Co.	6,551	743,932

		2,526,815

Networking Products — 0.3%
Cisco Systems, Inc.	82,865	3,504,361
Telefonaktiebolaget LM Ericsson, Class B	94,693	743,306

		4,247,667

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,901	137,784
Waste Connections, Inc.	8,568	664,963

		802,747

Oil Companies-Exploration & Production — 0.5%
Advantage Oil & Gas, Ltd.†	5,420	18,749
Apache Corp.	5,245	241,270
ARC Resources, Ltd.	3,150	37,412
Birchcliff Energy, Ltd.	6,200	24,545
Cabot Oil & Gas Corp.	16,131	379,079
Cairn Energy PLC†	8,624	27,629
Canadian Natural Resources, Ltd.	6,608	242,117
Centennial Resource Development, Inc., Class A†	2,637	47,361
Concho Resources, Inc.†	12,290	1,792,526
ConocoPhillips	6,722	485,127
Continental Resources, Inc.†	1,090	69,618
Crew Energy, Inc.†	3,695	6,959
Diamondback Energy, Inc.	6,387	842,765
Encana Corp.	2,677	35,979
Energen Corp.†	440	32,639
EOG Resources, Inc.	16,521	2,130,218
Hess Corp.	7,028	461,248
Jagged Peak Energy, Inc.†	1,749	25,011
Kelt Exploration, Ltd.†	2,150	16,428
Kosmos Energy, Ltd.†	5,750	43,585
Lundin Petroleum AB	896	29,556
Matador Resources Co.†	778	26,063
Noble Energy, Inc.	837	30,207
Occidental Petroleum Corp.	1,769	148,472
Pioneer Natural Resources Co.	229	43,343
Seven Generations Energy, Ltd., Class A†	3,123	35,675
Tourmaline Oil Corp.	1,300	25,683
Tullow Oil PLC†	4,397	13,067
Venture Global LNG,Inc., Series C†(1)(2)(7)	3	15,195
WPX Energy, Inc.†	1,300	24,401

		7,351,927

Oil Companies-Integrated — 1.3%
BP PLC	12,920	97,076
BP PLC ADR	21,798	982,872
Chevron Corp.	12,189	1,539,105
Equinor ASA†	44,531	1,179,956
Exxon Mobil Corp.	40,035	3,263,253
Galp Energia SGPS SA	2,822	58,038
Royal Dutch Shell PLC, Class B ADR	37,470	2,661,869
Suncor Energy, Inc.	1,029	43,362
TOTAL SA	71,366	4,656,449
TOTAL SA ADR	58,566	3,821,431

		18,303,411

435

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	506	$26,084

Oil Refining & Marketing — 0.5%
Andeavor	9,628	1,444,778
DCC PLC	14,725	1,361,137
Marathon Petroleum Corp.	3,835	309,983
Phillips 66	20,226	2,494,675
Valero Energy Corp.	11,593	1,372,031

		6,982,604

Oil-Field Services — 0.1%
Baker Hughes a GE Co., LLC	993	34,338
Halliburton Co.	519	22,016
Schlumberger, Ltd.	8,587	579,794
TechnipFMC PLC	850	27,668

		663,816

Paper & Related Products — 0.4%
International Paper Co.	77,003	4,137,371
Mondi PLC	830	22,863
Stora Enso Oyj, Class R	73,402	1,212,346

		5,372,580

Pharmacy Services — 0.2%
CVS Health Corp.	41,568	2,696,101
Express Scripts Holding Co.†	4,444	353,120

		3,049,221

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	6,000	1,009,114

Pipelines — 0.3%
Koninklijke Vopak NV	775	36,492
Plains GP Holdings LP, Class A	1,165	28,298
TransCanada Corp.	78,079	3,509,651

		3,574,441

Poultry — 0.0%
Sanderson Farms, Inc.	200	20,166

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	4,307	530,838

Precious Metals — 0.0%
Roxgold, Inc.†	7,722	6,233
Tahoe Resources, Inc.	3,700	16,687

		22,920

Private Equity — 0.0%
Brookfield Asset Management, Inc., Class A	2,077	87,566
KKR & Co, Inc. Class A	6,767	185,281

		272,847

Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	4,586	124,189
Alexandria Real Estate Equities, Inc.	973	123,999
Allied Properties Real Estate Investment Trust	950	31,001
American Campus Communities, Inc.	3,042	125,482
American Tower Corp.	4,399	652,108
AvalonBay Communities, Inc.	3,676	650,101
Boston Properties, Inc.	1,592	199,844
Camden Property Trust	2,052	189,995

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Canadian Apartment Properties REIT	1,137	$37,890
CapitaLand Commercial Trust	21,000	27,013
CapitaLand Mall Trust	38,200	60,746
Charter Hall Retail REIT	14,487	44,392
Concentradora Fibra Danhos SA de CV	21,010	34,619
Crown Castle International Corp.	30,491	3,379,317
CubeSmart	1,229	37,312
DCT Industrial Trust, Inc.	3,815	255,109
Derwent London PLC	1,512	61,947
Douglas Emmett, Inc.	6,058	235,293
Duke Realty Corp.	900	26,208
EastGroup Properties, Inc.	683	65,104
Equinix, Inc.	1,233	541,632
Equity Residential	10,274	672,228
Essex Property Trust, Inc.	1,043	250,789
Federal Realty Investment Trust	1,225	153,737
First Industrial Realty Trust, Inc.	1,119	36,423
Gecina SA	437	74,557
Goodman Group	5,484	39,184
Great Portland Estates PLC	75,698	711,614
Healthcare Realty Trust, Inc.	3,505	104,134
Highwoods Properties, Inc.	1,018	49,994
Host Hotels & Resorts, Inc.	4,001	83,781
Hudson Pacific Properties, Inc.	2,393	81,984
Inmobiliaria Colonial SA	4,500	48,455
JBG SMITH Properties	4,567	166,695
Kilroy Realty Corp.	2,011	146,702
Kimco Realty Corp.	5,033	84,001
Macerich Co.	3,466	204,702
Mitsui Fudosan Logistics Park, Inc.	13	37,495
Mori Hills REIT Investment Corp	20	24,708
Nippon Accommodations Fund, Inc.	16	75,719
Nippon Prologis REIT, Inc.	17	34,394
Paramount Group, Inc.	2,647	40,870
Pebblebrook Hotel Trust	1,190	45,874
Prologis, Inc.	13,824	907,131
PS Business Parks, Inc.	361	46,125
Public Storage	1,982	431,739
Rayonier, Inc.	1,578	55,246
Regency Centers Corp.	6,555	417,095
Scentre Group	373,746	1,178,357
Shaftesbury PLC	4,994	61,047
Simon Property Group, Inc.	3,474	612,154
SL Green Realty Corp.	6,591	679,598
Sunstone Hotel Investors, Inc.	6,983	113,613
Taubman Centers, Inc.	479	29,722
Terreno Realty Corp.	2,799	103,311
Unibail-Rodamco-Westfield	6,204	1,377,295
UNITE Group PLC	4,845	55,671
Urban Edge Properties	6,431	145,855
Vornado Realty Trust	6,441	463,237
Weingarten Realty Investors	1,264	38,198
Weyerhaeuser Co.	8,140	278,225

		17,064,960

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	3,612	55,850
Mitsubishi Estate Co., Ltd.	5,000	86,979
PSP Swiss Property AG	1,104	103,993

		246,822

436

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development — 0.1%
ADO Properties SA*	635	$36,232
Alexander & Baldwin, Inc.	2,029	48,594
Hang Lung Properties, Ltd.	22,000	46,366
Hongkong Land Holdings, Ltd.	11,200	81,499
Hysan Development Co., Ltd.	10,000	54,807
Iguatemi Empresa de Shopping Centers SA	4,420	39,639
Kojamo Oyj FRS†	3,387	35,843
Mitsui Fudosan Co., Ltd.	50,500	1,208,257
Sun Hung Kai Properties, Ltd.	6,500	101,990

		1,653,227

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	177,682	855,048

Retail-Apparel/Shoe — 0.3%
L Brands, Inc.	5,709	180,804
Lojas Renner SA	59,008	485,484
Ross Stores, Inc.	31,808	2,780,974
Tapestry, Inc.	6,744	317,777
Zalando SE†*	12,851	737,610

		4,502,649

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	449	316,783
O’Reilly Automotive, Inc.†	1,429	437,274

		754,057

Retail-Building Products — 0.3%
Home Depot, Inc.	14,136	2,792,143
Kingfisher PLC	451,673	1,757,633
Lowe’s Cos., Inc.	1,512	150,202

		4,699,978

Retail-Discount — 0.2%
Costco Wholesale Corp.	3,780	826,724
Dollar General Corp.	14,998	1,472,054
Dollar Tree, Inc.†	3,601	328,699
Walmart, Inc.	7,863	701,615

		3,329,092

Retail-Major Department Stores — 0.0%
TJX Cos., Inc.	5,318	517,229

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	1,257	307,198

Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	2,508	268,205
Domino’s Pizza, Inc.	242	63,564
McDonald’s Corp.	7,216	1,136,809
Restaurant Brands International, Inc.	10,041	633,888
Starbucks Corp.	4,803	251,629
Yum! Brands, Inc.	15,226	1,207,270

		3,561,365

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	30,400	502,984

Satellite Telecom — 0.1%
Eutelsat Communications SA	44,027	943,827

Semiconductor Components-Integrated Circuits — 0.5%
Marvell Technology Group, Ltd.	29,548	629,668
Maxim Integrated Products, Inc.	23,233	1,420,465

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
NXP Semiconductors NV†	5,929	$565,271
Renesas Electronics Corp.†	63,700	568,494
Taiwan Semiconductor Manufacturing Co., Ltd.	404,000	3,225,617

		6,409,515

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	1,772	86,172
ASML Holding NV(Borsa Italiana)	7,780	1,659,979
ASML Holding NV (NASDAQ)	125	26,750
KLA-Tencor Corp.	6,172	724,716
Lam Research Corp.	5,903	1,125,348
Tokyo Electron, Ltd.	11,500	1,979,544

		5,602,509

Silver Mining — 0.0%
First Majestic Silver Corp.†	1,992	13,215
Fortuna Silver Mines, Inc.†	6,051	33,026
Silvercorp Metals, Inc.	3,286	8,892

		55,133

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	4,465	249,593
Henkel AG & Co. KGaA (Preference Shares)	178	22,314

		271,907

Software Tools — 0.0%
VMware, Inc., Class A†	1,554	224,693

Specified Purpose Acquisitions — 0.0%
Sentinel Energy Services, Inc.†	1,228	12,501

Steel Pipe & Tube — 0.0%
Tenaris SA	2,389	43,785
Valmont Industries, Inc.	102	14,245

		58,030

Steel-Producers — 0.1%
Acerinox SA	3,163	45,702
ArcelorMittal	2,356	75,429
BlueScope Steel, Ltd.	2,971	38,920
JFE Holdings, Inc.	3,100	62,930
Nucor Corp.	2,540	170,002
POSCO	420	123,687
Reliance Steel & Aluminum Co.	329	29,676
Steel Dynamics, Inc.	1,772	83,443
Ternium SA ADR	964	34,945
voestalpine AG	511	25,606

		690,340

Steel-Specialty — 0.0%
APERAM SA	606	28,673
Topy Industries, Ltd.	700	19,215

		47,888

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	7,398	194,863

Telephone-Integrated — 1.1%
AT&T, Inc.	82,012	2,621,924
KT Corp.	29,138	742,558
Nippon Telegraph & Telephone Corp.	83,300	3,854,853
SoftBank Group Corp.	11,900	989,494
Telecom Italia SpA RSP	1,156,317	769,098

437

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated (continued)
Telefonica Deutschland Holding AG	376,149	$1,648,242
Telefonica SA	128,192	1,152,245
Verizon Communications, Inc.	62,677	3,236,640

		15,015,054

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,034	194,764

Tobacco — 0.3%
Altria Group, Inc.	15,883	932,014
Philip Morris International, Inc.	42,880	3,700,544

		4,632,558

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,713	290,508
Stanley Black & Decker, Inc.	14,541	2,173,443

		2,463,951

Transactional Software — 0.0%
Adyen NV†*	236	150,788

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	1,228	243,562
Central Japan Railway Co.	7,200	1,498,771
CSX Corp.	12,080	853,814
Kansas City Southern	9,722	1,130,377
Norfolk Southern Corp.	104	17,576
Union Pacific Corp.	484	72,547

		3,816,647

Transport-Services — 0.1%
FedEx Corp.	5,002	1,229,842

Water — 0.0%
American Water Works Co., Inc.	5,460	481,845

Web Portals/ISP — 1.3%
Alphabet, Inc., Class A†	4,443	5,452,539
Alphabet, Inc., Class C†	8,858	10,782,489
Baidu, Inc. ADR†	3,808	941,261
NAVER Corp.	759	485,916
Yahoo Japan Corp.	180,400	686,700

		18,348,905

Wire & Cable Products — 0.1%
Prysmian SpA	40,903	1,047,181

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,557	310,164

Total Common Stocks (cost $654,511,045)		764,525,390

CONVERTIBLE PREFERRED SECURITIES — 0.1%
E-Commerce/Services — 0.0%
Farmers Business Network, Inc.(1)(2)(7)	563	10,395

Electric-Distribution — 0.0%
Sempra Energy 6.00%	2,933	300,075
Sempra Energy Series B 6.75%	1,663	170,591

		470,666

Security Description	Shares/ Principal Amount	Value (Note 2)
Electric-Integrated — 0.1%
DTE Energy Co. 6.50%	330	$17,414
NextEra Energy, Inc. 6.12%	10,535	603,129

		620,543

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	238	251,090

Medical Products — 0.0%
Becton Dickinson and Co. Series A	4,409	279,839

Total Convertible Preferred Securities (cost $1,485,320)		1,632,533

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Pipelines — 0.0%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2027 (cost $160,000)	$160,000	156,896

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
Allegro CLO, Ltd. FRS Series 2015-1A, Class AR 3.18% (3ML+0.84%) due 07/25/2027*(3)	1,100,000	1,103,526
Ally Auto Receivables Trust Series 2016-1, Class C 2.29% due 06/15/2021	95,000	94,473
Ally Auto Receivables Trust Series 2015-2, Class D 3.01% due 03/15/2022*	50,000	49,629
American Express Credit Account Master Trust FRS Series 2017-5, Class B 2.65% (1 ML+0.58%) due 02/18/2025	320,000	321,207
AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70% due 07/08/2020	31,004	30,978
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	130,000	128,989
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	466,230
AmeriCredit Automobile Receivables Trust Series 2014-4, Class D 3.07% due 11/09/2020	700,000	701,177
Ascentium Equipment Receivables Trust Series 2016-2A, ClassA3 1.65% due 05/10/2022*	500,000	496,508
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 3.00% (1M + 0.93%) due 12/15/2036*(4)	680,000	680,427

438

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	$200,000	$200,065
Betony CLO 2, Ltd. FRS Series 2018-1A, Class A1 3.19% (3 ML+1.08%) due 04/30/2031*(3)	535,000	535,000
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	180,000	178,103
BX Trust FRS Series 2018-GW, Class A 2.87% (1 ML+0.8%) due 05/15/2035*(4)	385,000	384,876
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54% due 08/20/2020	52,511	52,323
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	99,580
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	9,848
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	130,000	127,979
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	31,888	31,736
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(6)	520,000	512,700
CGGS Commercial Mtg. Trust FRS Series 2018-WSS, Class A 2.97% (1 ML + 0.90%) due 02/15/2037*(4)	705,000	704,688
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	242,166
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 3.20% (3ML + 0.86%) due 10/25/2027*(3)	660,000	658,632
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(4)	250,000	248,230
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(4)	50,000	50,293
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	125,000	123,314
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,558
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	260,000	255,206
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(5)(6)	138,432	137,676

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(5)(6)	$255,138	$253,957
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(4)	645,000	627,906
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	345,000	343,043
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	250,000	250,363
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	165,000	166,583
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(4)	245,000	234,401
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	50,000	50,115
DB Master Finance LLC Series 2017-1A, Class A2I 3.63% due 11/20/2047*	393,025	382,122
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(5)(6)	359,642	357,045
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	447,773
Driven Brands Funding LLC Series 2018-1A, Class A2 4.74% due 04/20/2048*	174,563	173,807
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	195,938	191,467
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	142,208	141,368
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% due 08/15/2020	30,000	29,991
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 3.12% (3 ML+0.79%) due 11/15/2026*(3)	720,000	718,234
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(5)(6)	321,040	315,322
GM Financial Automobile Leasing Trust Series 2016-3, Class A3 1.61% due 12/20/2019	95,748	95,428
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	25,000	24,961
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	515,000	512,165

439

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	$390,000	$385,509
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	175,000	173,963
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	110,000	108,992
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(4)	25,000	25,170
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(6)	275,000	278,127
Hardee’s Funding LLC Series 2018-1A, Class AI 4.25% due 06/20/2048*	230,000	230,005
Hardee’s Funding LLC Series 2018-1A, Class AII 4.96% due 06/20/2048*	570,000	571,590
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)(6)	455,000	455,000
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	247,708	246,452
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	260,000	258,738
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	232,650	229,781
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,853
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(4)	910,000	905,385
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(4)	50,000	48,153
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4 1.52% due 06/15/2022	195,000	193,857
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(6)	59,898	58,495
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(6)	220,580	216,231
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(6)	524,810	524,048

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	$100,000	$97,376
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	380,000	372,408
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(4)	110,000	103,249
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(4)	250,000	248,830
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	115,000	115,461
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(4)	410,000	413,511
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 3.11% (3ML + 0.85%) due 07/15/2027*(3)	365,000	363,066
OZLM VIII, Ltd. FRS Series 2014-8A, Class A1AR 3.47% (3 ML+1.13%) due 10/17/2026*(3)	395,000	394,798
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	985,000	984,635
RETL FRS Series 2018-RVP, Class A 3.17% (1 ML+1.10%) due 03/15/2033*(4)	315,255	316,434
Santander Drive Auto Receivables Trust Series 2015-2, Class C 2.44% due 04/15/2021	424,726	424,412
Santander Drive Auto Receivables Trust Series 2018-2, Class A4 3.03% due 09/15/2022	355,000	353,550
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% due 01/20/2021*	330,000	326,098
Seasoned Credit Risk Transfer Trust VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(5)(6)	75,000	71,702
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(5)(6)	494,242	487,071
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(5)(6)	863,534	865,926
SLM Student Loan Trust FRS Series 2010-1, Class A 2.46% (1 ML+0.40%) due 03/25/2025	311,523	306,521

440

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SLM Student Loan Trust FRS Series 2007-7, Class A4 2.67% (3 ML+0.33%) due 01/25/2022	$849,452	$833,481
SLM Student Loan Trust FRS Series 2008-9, Class A 3.84% (3 ML+1.50%) due 04/25/2023	122,301	124,711
SLM Student Loan Trust FRS Series 2008-5, Class A4 4.04% (3 ML+1.70%) due 07/25/2023	123,513	126,558
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	70,000	68,867
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	266,322
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	93,880	91,589
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(6)	45,314	44,631
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(6)	61,335	59,888
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	208,157	203,934
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	1,271,949	1,237,806
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	405,834	395,913
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	718,320	699,336
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(6)	212,581	208,594
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(5)(6)	418,618	418,982
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	135,000	133,733
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(4)	120,000	114,883
Wendys Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	248,750	239,996
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	25,000	25,576
Wheels SPV 2 LLC Series 2016-1A, Class A2 1.59% due 05/20/2025*	67,995	67,729

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	$71,987	$71,501
World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19% due 05/17/2021	405,000	403,349
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	690,392
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	640,000	622,170

Total Asset Backed Securities (cost $32,807,276)		32,285,506

U.S. CORPORATE BONDS & NOTES — 9.3%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	175,294
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	40,000	38,195
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	75,000	72,979

		286,468

Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	990,000	988,614
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	396,800
Lockheed Martin Corp. Senior Notes 3.80% due 03/01/2045	350,000	330,334
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	210,036
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	642,555

		2,568,339

Agricultural Chemicals — 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	350,000	372,312

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	119,860	115,965
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	128,641	125,929

441

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	$499,556	$506,550
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	436,822	446,650
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	780,000	773,587
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	379,692	356,835
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	179,975	172,646

		2,498,162

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	888,688
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	158,273

		1,046,961

Auto-Cars/Light Trucks — 0.3%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	245,908
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	558,548
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	536,076
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	50,095
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	881,233
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	326,543
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	745,554

		3,343,957

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	158,436
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	423,248

Security Description	Principal Amount	Value (Note 2)
Auto-Heavy Duty Trucks (continued)
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	$625,000	$623,244

		1,204,928

Banks-Commercial — 0.5%
Branch Banking & Trust Co Senior Notes 1.45% due 05/10/2019	250,000	247,665
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	345,562
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	592,860
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	491,711
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	243,336
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	38,517
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	220,000	217,734
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	804,488
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	247,007
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	769,773
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	1,255,000	1,254,036
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	250,000	240,614
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	247,101
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	380,550
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	839,533

		6,960,487

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	242,111

Banks-Super Regional — 0.3%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	634,102

442

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Citibank NA Senior Notes 3.40% due 07/23/2021	$600,000	$600,150
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	543,016
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	24,993
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	953,981
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	747,077
Wells Fargo Bank NA Senior Notes 3.33% due 07/23/2021	600,000	600,508

		4,103,827

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	310,000	272,417
Maple Escrow Subsidiary, Inc. Company Guar. Notes 3.55% due 05/25/2021*	390,000	391,282

		663,699

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	475,000	466,320
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	650,000	678,333

		1,144,653

Broadcast Services/Program — 0.0%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	500,000	463,750

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,156
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	118,909

		130,065

Building-Heavy Construction — 0.1%
New Enterprise Stone & Lime Co., Inc. Senior Sec. Notes 6.25% due 03/15/2026*	185,000	187,487
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	180,000	191,250

Security Description	Principal Amount	Value (Note 2)
Building-Heavy Construction (continued)
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/10/2046*	$175,000	$171,076
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	49,662

		599,475

Building-Mobile Home/Manufactured Housing — 0.0%
Mason Finance Sub, Inc. Senior Sec. Notes 6.88% due 08/15/2023*	235,000	235,000

Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	275,000	257,895

Cable/Satellite TV — 0.3%
Altice US Finance II Corp. Senior Notes 7.75% due 07/15/2025*	775,000	814,719
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	750,000	751,875
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,234,321
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	400,000	376,884
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	400,000	349,500
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	575,000	537,625
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	526,657

		4,591,581

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	195,351
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	375,000	385,078
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	175,000	181,563

		761,992

Chemicals-Specialty — 0.0%
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	375,000	371,250

443

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.1%
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*	$750,000	$798,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	510,000	526,575

		1,325,325

Commercial Services — 0.0%
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	350,000	385,000

Computer Services — 0.1%
DXC Technology Co. Senior Notes 2.88% due 03/27/2020	345,000	341,727
GCI, Inc. Senior Notes 6.88% due 04/15/2025	600,000	618,750
West Corp. Company Guar. Notes 8.50% due 10/15/2025*	400,000	348,000

		1,308,477

Computer Software — 0.0%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. Company Guar. Notes 6.00% due 07/15/2025*	135,000	136,688

Computers — 0.2%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	246,533
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	394,760
Apple, Inc. Senior Notes 3.20% due 05/11/2027	1,670,000	1,621,428
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	260,031
Hewlett Packard Enterprise Co. Senior Notes 2.10% due 10/04/2019*	350,000	345,820
Hewlett Packard Enterprise Co. Senior Notes 2.85% due 10/05/2018	99,000	99,040

		2,967,612

Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	400,000	389,750

Containers-Paper/Plastic — 0.1%
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	775,000	753,687

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic (continued)
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	$180,000	$181,242
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	385,000	378,220

		1,313,149

Cosmetics & Toiletries — 0.0%
Avon International Operations, Inc. Senior Sec. Notes 7.88% due 08/15/2022*	450,000	445,500

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	556,130

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	570,000	562,875
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	278,007
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	67,913

		908,795

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	500,000	500,046
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	150,012
Bank of America Corp. FRS Senior Notes 2.99% (3 ML+0.65%) due 06/25/2022	850,000	850,688
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	145,300
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	1,325,000	1,288,821
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	351,327
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	242,058
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	488,919
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	490,576
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	176,059

444

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	$325,000	$323,450
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	482,606
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	957,626
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	122,329
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	640,000	635,703
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	137,462
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	484,686
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	1,140,000	1,092,049
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	190,056
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	433,306
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	545,000	510,724
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	24,845
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	298,819
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	513,240
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	913,602
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	798,552
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	24,368

		12,627,229

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	148,370
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	98,852

		247,222

Security Description	Principal Amount	Value (Note 2)
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	$245,000	$236,681
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	50,421
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	383,089
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	446,553

		1,116,744

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	205,000	209,838
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	826,770

		1,036,608

Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	1,005,000	993,030

Electric-Integrated — 0.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	170,000	159,482
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	780,000	710,491
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	181,116
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	157,680
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	40,853
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	36,048
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	206,709
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	160,275
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	234,184
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	119,424
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	530,734
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	552,523

445

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	$700,000	$709,836
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	900,000	877,968
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	477,907
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	320,722
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	600,000	615,416
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	384,325

		6,475,693

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	614,801

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	800,000	776,221
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021*	190,000	190,377

		966,598

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	74,848
Keysight Technologies, Inc. Senior Notes 3.30% due 10/30/2019	450,000	448,279

		523,127

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	251,935

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	850,000	811,655

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	814,171
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	574,465
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	377,349

Security Description	Principal Amount	Value (Note 2)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 2.15% due 09/15/2022	$740,000	$711,093
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	94,477

		2,571,555

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	355,458
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	495,387

		850,845

Finance-Mortgage Loan/Banker — 0.0%
Wand Merger Corp. Company Guar. Notes 8.13% due 07/15/2023*	380,000	395,238

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	44,617
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	893,830

		938,447

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.00% due 06/15/2023	600,000	602,200

Food-Retail — 0.0%
Albertsons Cos., Inc. FRS Senior Sec. Notes 6.09% (3 ML+3.75%) due 01/15/2024*	370,000	374,625

Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	375,000	360,938

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	595,030
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	392,758

		987,788

Independent Power Producers — 0.0%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	425,000	391,000

446

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.1%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	$400,000	$401,500
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	108,269
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047	525,000	525,635
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	350,000	345,625
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	384,908

		1,765,937

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	505,941
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	770,999
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	221,239
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	669,055
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	363,129
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	976,565
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	53,965

		3,560,893

Insurance-Multi-line — 0.2%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	375,000	339,375
CNA Financial Corp. Senior Notes 3.95% due 05/15/2024	700,000	697,091
Metropolitan Life Global Funding I Sec. Notes 1.35% due 09/14/2018*	430,000	429,493
Metropolitan Life Global Funding I Sec. Notes 1.75% due 12/19/2018*	225,000	224,360
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	235,089
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	543,629

		2,469,037

Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	$115,000	$116,320
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	508,208
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	612,782
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	300,056

		1,537,366

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	76,857
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	152,000	158,840
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	400,000	399,804
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	195,765

		831,266

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	265,483
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	28,757

		294,240

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	516,979

Machinery-General Industrial — 0.1%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	375,000	360,000
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	119,049
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	720,864
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	372,571

		1,572,484

Medical Information Systems — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	375,000	362,813

447

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	$150,000	$162,601

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	295,000	292,030
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	424,039
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	635,000	609,317

		1,325,386

Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	45,000	44,545
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	550,000	553,733
Celgene Corp. Senior Notes 3.55% due 08/15/2022	570,000	567,486
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	69,115
Gilead Sciences, Inc. Senior Notes 1.85% due 09/20/2019	350,000	345,806
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	49,660

		1,630,345

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	63,242
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	93,874
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	404,795
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	49,217
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	335,737
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.25% due 04/01/2026*	375,000	398,906

		1,345,771

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	240,000	236,389

Security Description	Principal Amount	Value (Note 2)
Medical-HMO (continued)
Humana, Inc. Senior Notes 2.63% due 10/01/2019	$50,000	$49,728
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	350,000	362,250
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*	375,000	387,656
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,847
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	98,540

		1,160,410

Medical-Hospitals — 0.3%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	96,404
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	895,203
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	453,161
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,300,943
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	398,333
THC Escrow Corp. III Senior Notes 7.00% due 08/01/2025	375,000	376,406
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	704,949

		4,225,399

Medical-Outpatient/Home Medical — 0.0%
Hadrian Merger Sub, Inc. Senior Notes 8.50% due 05/01/2026*	400,000	383,500

Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	350,000	350,875

Metal-Aluminum — 0.0%
Aleris International, Inc. Sec. Notes 10.75% due 07/15/2023*	185,000	196,563

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	493,116

448

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	$270,000	$256,320
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	400,000	376,000

		632,320

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	100,000	96,373

Oil Companies-Exploration & Production — 0.2%
Bruin E&P Partners LLC Senior Notes 8.88% due 08/01/2023*	382,000	385,816
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	363,000	364,361
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	185,000	189,163
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	15,184
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	148,663
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	400,000	425,500
Halcon Resources Corp. Company Guar. Notes 6.75% due 02/15/2025	400,000	371,000
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	181,151
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	405,222
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	49,192
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	285,000	195,581
Sanchez Energy Corp. Senior Sec. Notes 7.25% due 02/15/2023*	450,000	442,823

		3,173,656

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	160,604
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	507,918

		668,522

Security Description	Principal Amount	Value (Note 2)
Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	$600,000	$596,515
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	585,508
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	661,262
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	500,000	476,990
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	49,616

		2,369,891

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	82,363
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	525,000	522,375
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	42,163
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	597,770
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	185,000	173,475
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	134,136
Williams Partners LP Senior Notes 5.10% due 09/15/2045	405,000	412,202

		1,964,484

Radio — 0.0%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	400,000	375,800

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	989,745
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	43,443
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	335,906
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	224,762
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	265,868
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	111,451

449

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	$35,000	$34,935
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	141,932
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	350,726
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	139,224
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	602,191
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	33,415
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	274,475
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	335,752
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,023
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	251,442
Kimco Realty Corp. Senior Notes 6.88% due 10/01/2019	150,000	156,576
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	133,034
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	248,164
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	322,605

		5,010,669

Real Estate Operations & Development — 0.0%
WeWork Cos., Inc. Company Guar. Notes 7.88% due 05/01/2025*	250,000	243,125

Retail-Apparel/Shoe — 0.0%
The Men’s Wearhouse, Inc. Company Guar. Notes 7.00% due 07/01/2022	507,000	520,993

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	322,555
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	46,469
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	962,703

Security Description	Principal Amount	Value (Note 2)
Retail-Auto Parts (continued)
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	$430,000	$405,841

		1,737,568

Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	975,000	979,860

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	185,000	185,463

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 3.13% due 04/01/2019	400,000	399,963
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	114,769
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	74,401

		589,133

Retail-Restaurants — 0.1%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	720,000	747,000
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	700,000	665,000
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	200,000	188,000

		1,600,000

Schools — 0.1%
George Washington University Notes 3.55% due 09/15/2046	45,000	40,110
Northwestern University Notes 3.81% due 12/01/2050	1,000,000	981,346
President and Fellows of Harvard College Notes 3.15% due 07/15/2046	500,000	446,255

		1,467,711

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.00% due 05/20/2022	520,000	510,485

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	152,971
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	595,188

		748,159

450

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.0%
GTT Communications, Inc. Company Guar. Notes 7.88% due 12/31/2024*	$350,000	$346,500

Telephone-Integrated — 0.2%
CB Escrow Corp. Senior Notes 8.00% due 10/15/2025*	400,000	365,000
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	450,000	470,254
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	707,442
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	777,173

		2,319,869

Tobacco — 0.0%
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	510,000	492,629

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	550,000	532,812

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,403
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	345,197
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	557,982

		952,582

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	260,000	262,082

Veterinary Diagnostics — 0.0%
NVA Holdings, Inc. Company Guar. Notes 6.88% due 04/01/2026*	400,000	398,000

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.60% due 06/01/2044	50,000	51,795

Water Treatment Systems — 0.0%
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	275,000	264,000

Total U.S. Corporate Bonds & Notes (cost $130,601,098)		127,400,078

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 3.7%
Advertising Agencies — 0.0%
MDC Partners, Inc. Company Guar. Notes 6.50% due 05/01/2024*	$405,000	$357,412

Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	96,066

Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	106,602
Syngenta Finance NV Company Guar. Notes 3.70% due 04/24/2020*	515,000	514,237

		620,839

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	465,000	465,665

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	49,457

Banks-Commercial — 1.0%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	265,000	264,177
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	503,051
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	278,773
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	663,099
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	380,588
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	797,722
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	833,250
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	242,381
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	294,548
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	401,959
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	750,000	740,038
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	502,440

451

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Danske Bank A/S Senior Notes 2.20% due 03/02/2020*	$570,000	$559,902
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	260,274
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	386,761
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	185,967
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	391,808
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	247,154
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	434,554
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	200,000	195,919
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	24,838
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	491,573
Standard Chartered PLC FRS Senior Notes 3.46% (3 ML+1.13%) due 08/19/2019*	325,000	327,692
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 03/06/2019*	437,000	435,330
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	519,567
Toronto-Dominion Bank Senior Notes 1.45% due 09/06/2018	500,000	499,560
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	748,741
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	51,874
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	1,000,000	994,317
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,083,538

		13,741,395

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	605,100

Security Description	Principal Amount	Value (Note 2)
Banks-Special Purpose — 0.1%
KFW Government Guar. Notes 2.13% due 03/07/2022	$800,000	$777,271
KFW Government Guar. Notes 2.75% due 07/15/2020	632,000	631,340

		1,408,611

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	52,860

Cable/Satellite TV — 0.1%
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	468,000	465,075
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	425,000	388,875

		853,950

Cellular Telecom — 0.1%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	550,000	539,000

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	379,048

Chemicals-Specialty — 0.0%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*	400,000	401,000

Containers-Metal/Glass — 0.1%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023	750,000	757,500

Diversified Banking Institutions — 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	573,684
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	735,953
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	202,177
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	306,832
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	590,320
Credit Agricole SA FRS Senior Notes 3.76% (3 ML+1.43%) due 01/10/2022*	275,000	279,299
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	306,559

452

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	$350,000	$339,179
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	319,472
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	495,779
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,036,625
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	900,000	904,334
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,235,657
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	200,000	197,534
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	329,811
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	200,000	199,766

		8,052,981

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	491,585

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	315,000	295,084
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	650,000	608,904

		903,988

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	477,016
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	435,595
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	508,964

		1,421,575

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	846,947

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	$150,000	$147,127
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	735,186

		882,313

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	415,509

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	725,000	667,000

Gambling (Non-Hotel) — 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	536,000	552,080

Gas-Transportation — 0.0%
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	425,000	422,875

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	424,000	422,532

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	34,626
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	353,318
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	24,733

		412,677

Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	257,312
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	645,000	615,124

		872,436

Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	198,000	177,151

453

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 1.70% due 03/28/2019	$650,000	$646,204

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	406,166
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	330,600
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	1,190,000	1,167,351
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	564,000	534,390

		2,438,507

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	330,000	316,821

Metal-Aluminum — 0.0%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	325,000	320,125

Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*	475,000	477,969

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	300,652

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	27,632

Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 7.75% due 02/01/2026	400,000	386,000

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	748,867
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	192,221
Vermilion Energy, Inc. Company Guar. Notes 5.63% due 03/15/2025*	375,000	370,084
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	96,371

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	$470,000	$443,295

		1,850,838

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.77% due 09/19/2019	365,000	360,449
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022	610,000	626,470
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	805,000	666,781
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	261,875
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	198,283
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	245,982
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	41,885

		2,401,725

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 3.88% due 11/02/2027	260,000	245,053

Pipelines — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	231,890
Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	90,000	90,856
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	115,000	116,155
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	15,765

		454,666

Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*	250,000	256,875

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	82,471

Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	345,000	363,975

454

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Security Services — 0.0%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	$375,000	$376,875

Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	400,000	370,000
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	600,000	627,000

		997,000

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	593,751

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	199,892

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	311,250

Web Portals/ISP — 0.0%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	400,000	396,364

Total Foreign Corporate Bonds & Notes (cost $51,142,227)		50,314,197

U.S. GOVERNMENT AGENCIES — 8.5%
Federal Home Loan Bank — 0.1%
1.00% due 09/26/2019	700,000	687,602
1.38% due 05/28/2019	765,000	758,630

		1,446,232

Federal Home Loan Mtg. Corp. — 0.3%
1.38% due 08/15/2019	895,000	884,894
3.00% due 12/01/2046	931,510	898,635
3.50% due 09/01/2042	34,679	34,534
3.50% due 11/01/2042	106,903	106,458
3.50% due 03/01/2044	105,328	104,888
3.50% due 03/01/2046	146,104	145,448
4.00% due 09/01/2045	13,513	13,775
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(4)	169,887	162,104
Series K068, Class A1 2.95% due 02/25/2027(4)	333,040	327,900
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 2.57% (1 ML+0.50%) due 08/15/2046(5)	20,164	20,373
Series 4621, Class FK 2.57% (1 ML+0.50%) due 10/15/2046(5)	88,047	88,512

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4623, Class MF 2.57% (1 ML+0.50%) due 10/15/2046(5)	$54,490	$54,856
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk VRS Series 2018-SPI2, Class M1 3.82% due 05/25/2048*(5)(6)	477,527	477,059
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2016-HQA3, Class M1 2.86% (1 ML+0.80%) due 03/25/2029(5)	72,076	72,155
Series 2016-DNA3, Class M2 4.06% (1 ML+2.00%) due 12/25/2028(5)	229,458	232,738

		3,624,329

Federal National Mtg. Assoc. — 5.3%
1.00% due 08/28/2019	1,000,000	984,324
1.25% due 08/17/2021	870,000	830,602
1.50% due 02/28/2020	790,000	775,904
2.50% due 11/01/2031	220,511	213,862
2.50% due 02/01/2032	365,199	353,709
2.50% due 05/01/2032	847,939	822,684
2.50% due 10/01/2032	569,270	551,360
2.50% due August 15 TBA	390,000	377,462
2.50% due 05/01/2043	164,987	154,575
2.50% due 08/01/2046	151,543	141,363
2.50% due 10/01/2046	394,875	368,350
3.00% due 01/01/2031	18,551	18,391
3.00% due 10/01/2032	1,519,886	1,507,229
3.00% due August 15 TBA	715,000	708,436
3.00% due 11/01/2036	398,994	391,748
3.00% due 12/01/2036	105,026	103,139
3.00% due 10/01/2037	957,200	937,908
3.00% due 05/01/2043	24,118	23,451
3.00% due 08/01/2043	29,072	28,260
3.00% due 01/01/2044	802,747	780,345
3.00% due 09/01/2045	325,549	315,073
3.00% due 03/01/2046	1,421,661	1,373,967
3.00% due 10/01/2046	2,233,110	2,156,814
3.00% due 11/01/2046	3,882,719	3,750,393
3.00% due 12/01/2046	2,106,798	2,034,754
3.00% due 01/01/2047	283,701	274,326
3.00% due 02/01/2047	613,708	592,378
3.00% due 11/01/2047	1,700,416	1,641,720
3.00% due August 15 TBA	960,000	925,275
3.50% due 11/01/2031	898,553	910,138
3.50% due 11/01/2032	315,037	319,074
3.50% due August 15 TBA	585,000	590,164
3.50% due 02/01/2035	28,742	28,953
3.50% due 01/01/2036	265,944	267,898
3.50% due 06/01/2038	282,437	282,768
3.50% due 10/01/2041	37,572	37,535
3.50% due 07/01/2042	109,316	109,148
3.50% due 09/01/2042	107,104	106,568
3.50% due 10/01/2042	238,686	237,491
3.50% due 07/01/2043	22,941	22,889
3.50% due 10/01/2043	104,408	103,885
3.50% due 01/01/2044	677,586	674,191
3.50% due 07/01/2044	446,558	445,217
3.50% due 04/01/2045	488,122	485,158
3.50% due 05/01/2045	197,211	196,140

455

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 06/01/2045	$238,310	$236,996
3.50% due 07/01/2045	1,049,239	1,042,672
3.50% due 11/01/2045	684,337	680,054
3.50% due 12/01/2045	306,911	306,895
3.50% due 01/01/2046	928,398	922,595
3.50% due 03/01/2046	3,079,992	3,060,716
3.50% due 04/01/2046	984,018	977,859
3.50% due 06/01/2046	1,301,704	1,297,311
3.50% due 09/01/2046	1,202,677	1,195,150
3.50% due 03/01/2047	2,434,126	2,418,344
3.50% due 04/01/2047	3,839,990	3,814,759
3.50% due 11/01/2047	794,717	788,018
3.50% due 04/01/2048	348,964	346,191
4.00% due 11/01/2040	621,479	634,424
4.00% due 12/01/2040	18,974	19,415
4.00% due 02/01/2041	788,950	807,295
4.00% due 07/01/2044	1,185,899	1,207,539
4.00% due 06/01/2045	608,268	619,384
4.00% due 07/01/2045	873,936	888,686
4.00% due 09/01/2045	37,531	38,157
4.00% due 10/01/2045	365,545	371,715
4.00% due 11/01/2045	28,338	28,807
4.00% due 12/01/2045	44,687	45,448
4.00% due 03/01/2046	199,076	202,606
4.00% due 09/01/2046	29,797	30,303
4.00% due 02/01/2047	228,548	232,304
4.00% due 03/01/2047	1,784,878	1,814,268
4.00% due 04/01/2047	1,861,591	1,892,244
4.00% due 05/01/2047	884,853	899,429
4.00% due 08/01/2047	2,402,067	2,443,322
4.00% due 07/01/2048	2,907,370	2,955,237
4.50% due 01/01/2044	199,198	207,744
4.50% due 03/01/2046	1,496,555	1,561,011
4.50% due 05/01/2048	420,181	438,267
4.50% due October 30 TBA	4,600,000	4,757,119
5.00% due 10/01/2033	19,529	20,855
5.00% due 07/01/2035	1,443,908	1,541,838
5.00% due 05/01/2040	107,850	115,357
5.00% due 06/01/2048	179,799	191,315
5.50% due 10/01/2035	19,737	21,327
5.50% due 05/01/2036	62,828	67,839
5.50% due 08/01/2037	1,474,794	1,592,817
5.50% due 05/01/2044	1,414,370	1,527,496
5.50% due 01/01/2047	591,080	638,415
6.00% due 09/01/2037	90,719	99,087
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M1 2.74% (1 ML+0.68%) due 10/25/2030(5)	332,953	333,099
Series 2016-C04, Class 1M1 3.51% (1 ML+1.45%) due 01/25/2029(5)	43,591	43,912
Series 2016-C03, Class 1M1 4.06% (1 ML+2.00%) due 10/25/2028(5)	22,773	23,075
Federal National Mtg. Assoc. REMIC Series 2018-44, Class PC 4.00% due 06/25/2044(5)	348,725	354,755

		73,708,490

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — 2.8%
2.50% due 09/20/2046	$841,697	$794,918
3.00% due 03/20/2045	1,131,808	1,109,739
3.00% due 04/20/2046	132,118	129,555
3.00% due 08/20/2046	359,960	352,124
3.00% due 09/20/2046	567,752	555,580
3.00% due 11/20/2046	739,526	722,798
3.00% due 12/20/2046	107,678	105,211
3.00% due 04/20/2047	826,504	807,257
3.00% due 07/20/2047	2,616,976	2,554,657
3.50% due 05/20/2043	18,685	18,844
3.50% due 10/20/2044	15,145	15,174
3.50% due 05/20/2045	16,424	16,455
3.50% due 02/20/2046	99,378	99,593
3.50% due 05/20/2046	1,270,742	1,273,508
3.50% due 10/20/2046	1,054,518	1,056,001
3.50% due 02/20/2047	833,054	834,014
3.50% due 04/20/2047	1,043,932	1,045,135
3.50% due 02/20/2048	2,074,703	2,073,530
4.00% due 05/20/2046	128,200	131,843
4.00% due 05/20/2047	2,308,276	2,368,508
4.00% due 07/20/2047	1,603,509	1,646,699
4.00% due 08/20/2047	1,116,946	1,142,906
4.50% due 04/20/2041	17,777	18,722
4.50% due 09/15/2045	94,328	99,627
4.50% due 01/20/2046	121,025	127,264
4.50% due 07/20/2047	1,008,371	1,048,345
4.50% due 08/20/2047	1,949,860	2,027,157
4.50% due 09/20/2047	562,864	585,177
4.50% due 07/20/2048	2,115,000	2,198,844
5.00% due 08/20/2042	96,078	102,284
5.00% due 07/20/2047	823,698	864,596
5.00% due 08/20/2047	135,349	142,227
5.00% due 09/20/2047	993,687	1,043,025
5.00% due 10/20/2047	48,865	51,291
5.00% due 11/20/2047	298,941	313,784
5.00% due 12/20/2047	1,067,020	1,120,000
5.00% due 01/20/2048	1,518,087	1,593,463
5.00% due 02/20/2048	268,978	282,333
5.00% due 03/20/2048	860,479	903,203
5.00% due 05/20/2048	472,311	496,076
5.00% due 07/20/2048	1,436,000	1,514,304
4.50% due 08/21/2048	2,120,000	2,201,653
5.00% due 08/21/2048	1,690,000	1,771,859
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00% due 11/20/2047(5)	270,813	269,033
Series 2017-184, Class JH 3.00% due 12/20/2047(5)	334,008	328,911

		37,957,227

Total U.S. Government Agencies (cost $119,073,807)		116,736,278

U.S. GOVERNMENT TREASURIES — 6.7%
United States Treasury Bonds — 2.6%
0.63% due 02/15/2043 TIPS(8)	107,226	99,954
0.75% due 02/15/2042 TIPS(8)	139,051	133,741
0.75% due 02/15/2045 TIPS(8)	19,229	18,368
0.88% due 02/15/2047 TIPS(8)	45,436	44,711
1.00% due 02/15/2046 TIPS(8)	175,599	178,042
1.00% due 02/15/2048 TIPS(8)	16,322	16,582
1.75% due 01/15/2028 TIPS(8)	23,655	25,525
2.13% due 02/15/2040 TIPS(8)	36,079	44,671

456

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.13% due 02/15/2041 TIPS(8)	$49,394	$61,615
2.50% due 01/15/2029 TIPS(8)	87,875	101,975
2.25% due 08/15/2046	1,945,000	1,641,094
2.50% due 02/15/2045	115,000	102,862
2.50% due 02/15/2046	1,545,000	1,377,404
2.50% due 05/15/2046	840,000	748,289
2.75% due 08/15/2047	3,440,000	3,219,087
2.88% due 11/15/2046	1,875,000	1,800,366
3.00% due 11/15/2045	1,025,000	1,009,425
3.00% due 02/15/2047	675,000	664,374
3.00% due 05/15/2047	3,535,000	3,476,866
3.13% due 11/15/2041	6,480,000	6,539,231
3.13% due 02/15/2043	320,000	322,513
3.50% due 02/15/2039	1,570,000	1,681,556
3.63% due 04/15/2028 TIPS(8)	31,106	38,999
3.88% due 04/15/2029 TIPS(8)	105,737	137,605
3.88% due 08/15/2040	1,900,000	2,148,262
4.50% due 02/15/2036	1,200,000	1,444,922
4.50% due 05/15/2038	6,575,000	8,015,079
4.75% due 02/15/2037	50,000	62,371
5.38% due 02/15/2031	860,000	1,073,891

		36,229,380

United States Treasury Notes — 4.1%
0.13% due 04/15/2020 TIPS(8)	147,057	144,802
0.13% due 04/15/2021 TIPS(8)	94,251	92,183
0.13% due 01/15/2022 TIPS(8)	202,391	197,378
0.13% due 04/15/2022 TIPS(8)	286,107	278,189
0.13% due 07/15/2022 TIPS(8)	213,309	208,332
0.13% due 07/15/2024 TIPS(8)	223,432	215,323
0.25% due 01/15/2025 TIPS(8)	277,094	267,045
0.38% due 07/15/2023 TIPS(8)	18,376	18,063
0.38% due 07/15/2025 TIPS(8)	264,132	256,937
0.38% due 07/15/2027 TIPS(8)	196,415	188,824
0.50% due 01/15/2028 TIPS(8)	110,141	106,429
0.63% due 07/15/2021 TIPS(8)	256,261	255,453
0.63% due 04/15/2023 TIPS(8)	60,764	60,150
0.63% due 01/15/2024 TIPS(8)	288,931	285,996
0.63% due 01/15/2026 TIPS(8)	319,298	314,315
0.38% due 01/15/2027 TIPS(8)	122,987	118,149
1.38% due 01/15/2020 TIPS(8)	140,757	141,621
1.38% due 06/30/2023	1,170,000	1,091,253
1.63% due 08/31/2022(14)	10,210,000	9,740,180
1.63% due 11/15/2022	435,000	413,930
1.75% due 05/31/2022	760,000	730,817
1.88% due 09/30/2022	6,500,000	6,258,027
2.13% due 08/15/2021	180,000	176,590
2.25% due 08/15/2027(14)	9,590,000	9,050,188
2.63% due 06/30/2023	4,535,000	4,488,587
2.75% due 04/30/2023	15,175,000	15,109,202
2.75% due 02/15/2028	6,120,000	6,010,270

		56,218,233

Total U.S. Government Treasuries (cost $94,773,811)		92,447,613

MUNICIPAL BONDS & NOTES — 0.5%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	864,498
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	410,172

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	$500,000	$646,405
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	352,507
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	49,294
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	463,541
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,098,000	1,367,812
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	190,160
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	392,697
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	269,596
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	135,065
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	913,037
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	419,232
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	855,185

Total Municipal Bonds & Notes (cost $7,325,268)		7,329,201

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Regional Authority — 0.4%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	543,508
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	850,000	817,689
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	548,677
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	147,546

457

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Regional Authority (continued)
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	$1,000,000	$972,865
Province of Ontario, Canada Senior Notes 2.55% due 02/12/2021	1,505,000	1,485,521
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	24,500
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,112,271

		5,652,577

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	600,000	621,678
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	206,532
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	106,982
United Mexican States Senior Bonds 4.13% due 01/21/2026	850,000	844,050

		1,779,242

Total Foreign Government Obligations (cost $7,612,116)		7,431,819

LOANS(11)(12)(13) — 0.3%
Containers-Metal/Glass — 0.0%
Bway Corp. FRS BTL-B 5.58% (4 ML + 3.25%) due 04/03/2024	400,000	398,752

Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. FRS BTL Coupon TBD due 06/26/2025	375,000	374,593

Housewares — 0.1%
American Greetings Corp Term Loan BTL 6.58% (1 ML + 4.50) due 04/06/2024	500,000	502,500

Medical-Drugs — 0.1%
Endo Luxembourg Finance Co. I SARL FRS BTL-B Coupon TBD due 04/29/2024	498,741	498,896

Oil Companies-Exploration & Production — 0.1%
California Resources Corp. FRS 1st Lien 6.82% (1 ML + 4.75) due 12/31/2022	500,000	506,250

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. FRS BTL-B 6.57% (4 ML + 4.25%) due 06/23/2023	$394,805	$379,901

Retail-Restaurants — 0.0%
P.F. Chang’s China Bistro, Inc. FRS BTL-B 7.67% (4 ML + 5.00%) due 08/18/2022	498,744	496,562

Telephone-Integrated — 0.0%
Frontier Communications Corp. FRS BTL-B 5.83% (12 ML + 3.75%) due 06/15/2024	497,487	490,025

Total Loans (cost $3,639,062)		3,647,479

REGISTERED INVESTMENT COMPANIES — 0.0%
Altaba, Inc.† (cost $407,091)	8,235	604,861

OPTIONS - PURCHASED(15) — 0.0%
Exchange-Traded Put Options-Purchased (cost $4,739,041)	1,725	439,875

Total Long-Term Investment Securities (cost $1,108,277,162)		1,204,951,726

SHORT-TERM INVESTMENT SECURITIES — 13.7%
Registered Investment Companies — 13.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(9) (cost $187,829,725)	187,829,725	187,829,725

TOTAL INVESTMENTS (cost $1,296,106,887)(10)	101.3%	1,392,781,451
Liabilities in excess of other assets	(1.3)	(17,506,583)

NET ASSETS	100.0%	$1,375,274,868

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $77,793,739 representing 5.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent

458

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	57,396	$321,992	$321,992	$5.61	0.03%
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	15,195	5,065.00	0.00%

Convertible Preferred Securities
Farmers Business Network, Inc.	11/3/2017	563	10,395	10,395	18.46	0.00%

				$347,582		0.03%

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Illiquid security. At July 31, 2018, the aggregate value of these securities was $332,387 representing 0.0% of net assets
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of July 31, 2018.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)	Purchased Options:

Exchanged Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 07/31/2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2018	$2,275	1,725	$485,810,025	$4,739,041	$439,875	$(4,299,166)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

Borsa Italiana — Italian Stock Exhange

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

ETF — Exchange-Traded Funds

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

459

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
967	Long	MSCI EAFE Index	September 2018	$97,406,769	$96,907,905	$(498,864)
1,665	Long	S&P 500 E-Mini Index	September 2018	231,532,974	234,523,575	2,990,601
115	Short	U.S. Treasury 2 YR Notes	September 2018	24,345,902	24,308,125	37,777
438	Short	U.S. Treasury 5 YR Notes	September 2018	49,587,957	49,548,750	39,207
323	Short	U.S. Treasury 10 YR Notes	September 2018	38,625,277	38,573,266	52,011
82	Short	U.S. Treasury Long Bonds	September 2018	11,720,227	11,723,437	(3,210)
77	Short	U.S. Ultra Long Bonds	September 2018	12,005,078	12,081,781	(76,703)

						$2,540,819

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$321,992	$321,992
Oil Companies-Exploration & Production	7,336,732	—		15,195	7,351,927
Other Industries	529,271,929	227,579,542	**	—	756,851,471
Convertible Preferred Securities:
E-Commerce/Services	—	—		10,395	10,395
Other Industries	1,622,138	—		—	1,622,138
Preferred Securities/Capital Securities	—	156,896		—	156,896
Asset Backed Securities	—	32,285,506		—	32,285,506
U.S. Corporate Bonds & Notes	—	127,400,078		—	127,400,078
Foreign Corporate Bonds & Notes	—	50,314,197		—	50,314,197
U.S. Government Agencies	—	116,736,278		—	116,736,278
U.S. Government Treasuries	—	92,447,613		—	92,447,613
Municipal Bonds & Notes	—	7,329,201		—	7,329,201
Foreign Government Obligations	—	7,431,819		—	7,431,819
Loans	—	3,647,479		—	3,647,479
Registered Investment Companies	604,861	—		—	604,861
Exchange-Traded Put Options — Purchased	439,875	—		—	439,875
Short-Term Investment Securities	187,829,725	—		—	187,829,725

Total Investments at Value	$727,105,260	$665,328,609		$347,582	$1,392,781,451

Other Financial Instruments:†
Futures Contracts	$3,119,596	$—		$—	$3,119,596

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$578,777	$—		$—	$578,777

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $222,387,018 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

460

SunAmerica Series Trust SA Templeton Foreign Value Portfolio#

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Medical-Drugs	11.7%
Diversified Banking Institutions	8.5
Oil Companies-Integrated	8.3
Banks-Commercial	6.3
Electronic Components-Semiconductors	3.3
Cellular Telecom	2.9
Telecom Services	2.9
Diversified Financial Services	2.8
Insurance-Multi-line	2.6
Telephone-Integrated	2.4
Aerospace/Defense	2.2
Medical-Generic Drugs	2.1
Satellite Telecom	2.0
Real Estate Operations & Development	1.9
Oil Companies-Exploration & Production	1.9
Diversified Manufacturing Operations	1.8
Building Products-Cement	1.7
Rubber-Tires	1.6
Diagnostic Kits	1.5
Semiconductor Components-Integrated Circuits	1.4
Diversified Operations	1.3
Retail-Building Products	1.3
Electric-Generation	1.3
Chemicals-Diversified	1.3
Repurchase Agreements	1.1
Water	1.1
Distribution/Wholesale	1.1
Insurance-Life/Health	1.1
Medical-Biomedical/Gene	1.1
Audio/Video Products	1.1
Beverages-Non-alcoholic	1.1
Energy-Alternate Sources	1.1
Food-Retail	1.0
Building & Construction Products-Misc.	1.0
Web Portals/ISP	0.9
Brewery	0.9
Medical-Wholesale Drug Distribution	0.9
Transport-Marine	0.8
Food-Confectionery	0.8
Medical Instruments	0.8
Oil-Field Services	0.7
Agricultural Chemicals	0.7
Chemicals-Specialty	0.7
Electronic Components-Misc.	0.7
Dialysis Centers	0.7
Retail-Drug Store	0.6
Precious Metals	0.6
Computers	0.6
Coatings/Paint	0.6
Aerospace/Defense-Equipment	0.6
Retail-Misc./Diversified	0.5
Gold Mining	0.5
Steel-Producers	0.5

98.9%

Country Allocation*

United Kingdom	17.9%
Japan	11.8
Germany	11.5
France	9.3
Netherlands	5.6
South Korea	5.3
Switzerland	4.6
China	4.2
Cayman Islands	3.3
Italy	2.6
Denmark	2.6
Ireland	2.2
Israel	2.1
Luxembourg	2.0
Taiwan	2.0
Canada	1.7
Thailand	1.5
Hong Kong	1.4
Singapore	1.3
Belgium	1.2
United States	1.1
Jersey	1.1
Bermuda	1.1
Sweden	0.8
Norway	0.7

98.9%

*	Calculated as a percentage of net assets
#	See Note 1

461

SunAmerica Series Trust SA Templeton Foreign Value Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Belgium — 1.2%
UCB SA	121,698	$10,450,097

Bermuda — 1.1%
Kunlun Energy Co., Ltd.	10,550,000	9,133,937

Canada — 1.7%
Goldcorp, Inc.	357,400	4,467,328
Husky Energy, Inc.	302,000	5,135,288
Wheaton Precious Metals Corp.	262,200	5,494,540

		15,097,156

Cayman Islands — 3.3%
Baidu, Inc. ADR†	32,630	8,065,484
CK Asset Holdings, Ltd.	1,205,284	9,219,430
CK Hutchison Holdings, Ltd.	1,078,284	11,716,063

		29,000,977

China — 4.2%
China Life Insurance Co., Ltd.	3,791,000	9,454,549
China Telecom Corp., Ltd.	28,541,383	13,460,207
Shanghai Pharmaceuticals Holding Co., Ltd.	2,088,000	5,549,273
Sinopharm Group Co., Ltd.	1,791,200	7,603,743

		36,067,772

Denmark — 2.6%
AP Moller - Maersk A/S, Series B	4,805	6,907,452
Novozymes A/S, Class B	117,648	6,186,735
Vestas Wind Systems A/S	139,819	9,010,663

		22,104,850

France — 9.3%
AXA SA	463,468	11,700,367
BNP Paribas SA	296,854	19,312,361
Cie de Saint-Gobain	198,537	8,834,185
Cie Generale des Etablissements Michelin SCA	72,731	9,359,055
Sanofi	179,756	15,621,661
TOTAL SA	90,569	5,909,396
Veolia Environnement SA	426,448	9,739,452

		80,476,477

Germany — 11.5%
Bayer AG	139,465	15,534,562
E.ON SE	1,017,762	11,475,587
Fresenius Medical Care AG & Co. KGaA	61,317	5,989,856
HeidelbergCement AG	76,105	6,462,117
Infineon Technologies AG	261,617	6,930,261
LANXESS AG	139,269	11,446,074
Merck KGaA	123,522	12,689,758
Siemens AG	109,344	15,437,084
Telefonica Deutschland Holding AG	2,218,736	9,722,249
thyssenkrupp AG	157,049	4,186,770

		99,874,318

Hong Kong — 1.4%
China Mobile, Ltd.	1,349,000	12,200,398

Ireland — 2.2%
Bank of Ireland Group PLC	1,142,279	9,805,652
CRH PLC	259,649	8,843,052

		18,648,704

Security Description	Shares	Value (Note 2)
Israel — 2.1%
Teva Pharmaceutical Industries, Ltd. ADR	747,142	$17,886,579

Italy — 2.6%
Eni SpA	907,015	17,488,137
UniCredit SpA	289,384	5,115,913

		22,604,050

Japan — 11.8%
Astellas Pharma, Inc.	919,100	14,968,579
Ezaki Glico Co., Ltd.	145,300	6,727,970
IHI Corp.	146,200	5,122,703
Inpex Corp.	631,100	6,929,701
Kirin Holdings Co., Ltd.	303,100	7,753,470
Mitsui Fudosan Co., Ltd.	293,000	7,010,283
Omron Corp.	134,800	6,085,630
Panasonic Corp.	712,600	9,190,880
Ryohin Keikaku Co., Ltd.	14,600	4,687,669
Seven & i Holdings Co., Ltd.	216,700	8,845,490
SoftBank Group Corp.	138,400	11,508,066
Sumitomo Rubber Industries, Ltd.	269,700	4,462,331
Suntory Beverage & Food, Ltd.	214,000	9,125,468

		102,418,240

Jersey — 1.1%
Shire PLC	165,378	9,414,647

Luxembourg — 2.0%
SES SA FDR	853,261	17,047,031

Netherlands — 5.6%
Aegon NV	1,541,943	10,137,229
Akzo Nobel NV	56,884	5,251,196
ING Groep NV	882,038	13,475,561
QIAGEN NV†	362,196	13,128,701
SBM Offshore NV	422,942	6,542,322

		48,535,009

Norway — 0.7%
Yara International ASA	143,050	6,303,239

Singapore — 1.3%
Singapore Telecommunications, Ltd.	4,832,300	11,411,771

South Korea — 5.3%
Hana Financial Group, Inc.	309,174	12,439,380
KB Financial Group, Inc. ADR	242,236	11,687,887
Samsung Electronics Co., Ltd. GDR*	20,813	21,395,764

		45,523,031

Sweden — 0.8%
Getinge AB, Class B	622,425	6,706,786

Switzerland — 4.6%
Novartis AG	86,270	7,241,594
Roche Holding AG	71,715	17,599,379
UBS Group AG	934,582	15,394,107

		40,235,080

Taiwan — 2.0%
Quanta Computer, Inc.	3,159,000	5,468,153
Taiwan Semiconductor Manufacturing Co., Ltd.	1,450,000	11,577,090

		17,045,243

Thailand — 1.5%
Bangkok Bank PCL	2,028,500	12,681,492

462

SunAmerica Series Trust SA Templeton Foreign Value Portfolio#

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 17.9%
BAE Systems PLC	1,079,959	$9,249,784
Barclays PLC	6,219,544	15,815,495
BP PLC	3,173,587	23,845,098
GlaxoSmithKline PLC	367,993	7,635,818
HSBC Holdings PLC ADR	369,497	17,891,045
Kingfisher PLC	2,981,842	11,603,496
Rolls-Royce Holdings PLC	709,599	9,221,688
Royal Dutch Shell PLC, Class B ADR	275,632	19,580,897
Standard Chartered PLC	1,909,888	17,221,413
Travis Perkins PLC	602,537	9,463,524
Vodafone Group PLC	5,337,984	13,025,792

		154,554,050

Total Long-Term Investment Securities (cost $752,345,948)		845,420,934

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $9,897,096 collateralized by $10,815,000 of United States Treasury Notes, bearing interest at 1.38% due 06/30/2023 and having an approximate value of $10,097,966 (cost $9,897,000)	$9,897,000	9,897,000

TOTAL INVESTMENTS (cost $762,242,948)(1)	98.9%	855,317,934
Other assets less liabilities	1.1	9,303,242

NET ASSETS	100.0%	$864,621,176

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2018, the aggregate value of these securities was $21,395,764 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$111,604,813	$733,816,121	**	$—	$845,420,934
Repurchase Agreements	—	9,897,000		—	9,897,000

Total Investments at Value	$111,604,813	$743,713,121		$—	$855,317,934

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $701,306,505 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

463

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	46.5%
Domestic Fixed Income Investment Companies	23.7
United States Treasury Notes	13.8
International Equity Investment Companies	10.3
Registered Investment Companies	4.5
United States Treasury Bonds	0.6
Options-Purchased	0.4
International Fixed Income Investment Companies	0.3

100.1%

*	Calculated as a percentage of net assets

464

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.8%
Domestic Equity Investment Companies — 46.5%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,281,010	$175,074,719
Anchor Series Trust SA Wellington Growth and Income Portfolio, Class 1	12,341,924	203,641,753
Anchor Series Trust SA Wellington Growth Portfolio, Class 1	2,127,214	71,176,572
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1†	6,476,596	75,581,875
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,182,024	198,515,360
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,835,271	179,757,152
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	21,299,941	375,730,955
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,782,744	96,085,324
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,476,707	150,122,473
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,738,349	105,253,009
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	11,152,333	327,432,491
SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, Class 1	10,778,906	204,152,480
SunAmerica Series Trust SA Fidelity Institutional AMSM Real Estate Portfolio, Class 1	2,110,754	28,474,068
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,145,486	102,393,501
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	10,917,693	113,216,474
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	4,580,619	70,678,953
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,477,280	428,217,308
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,801,427	95,788,470
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1†	7,545,214	121,855,209
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	46,766,692	1,109,773,603
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1†	9,545,079	150,525,890
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,465,420	266,112,400

Security Description	Shares/ Principal Amount	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	28,443,013	$405,028,509
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,578,854	347,890,240
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	8,263,204	97,175,273
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	7,820,426	96,973,278
SunAmerica Series Trust SA WellCap Fundamental Growth Portfolio, Class 1	841,428	25,402,697
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1†	1,551,046	37,628,370

Total Domestic Equity Investment Companies (cost $4,679,094,991)		5,659,658,406

Domestic Fixed Income Investment Companies — 23.7%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	34,886,455	517,017,266
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	59,403,812	683,737,872
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	22,781,970	220,757,286
SunAmerica Series Trust SA DFA	11,683,359	124,077,270
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	29,222,415	387,196,996
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	16,712,037	168,290,216
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	13,029,780	128,213,036
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	67,163,446	591,038,324
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	12,296,184	71,317,869

Total Domestic Fixed Income Investment Companies (cost $2,935,585,312)		2,891,646,135

International Equity Investment Companies — 10.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	26,256,056	257,571,905
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	3,200,743	46,378,764
SunAmerica Series Trust SA International Index Portfolio, Class 1	13,113,452	150,935,833
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	7,018,635	60,360,260
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	12,123,566	290,359,417

465

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	22,853,230	$247,957,546
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	12,060,390	200,805,485

Total International Equity Investment Companies (cost $1,071,539,847)		1,254,369,210

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $39,647,005)	3,560,006	39,053,271

Total Affiliated Registered Investment Companies (cost $8,725,867,155)		9,844,727,022

U.S. GOVERNMENT TREASURIES — 14.4%
United States Treasury Bonds — 0.6%
6.00% due 02/15/2026	$7,145,000	8,629,821
6.13% due 11/15/2027	17,066,000	21,428,496
6.38% due 08/15/2027	17,421,000	22,143,724
6.63% due 02/15/2027	3,790,000	4,843,206
6.75% due 08/15/2026	3,805,000	4,845,578
6.88% due 08/15/2025	2,763,000	3,456,880

		65,347,705

United States Treasury Notes — 13.8%
1.50% due 08/15/2026(1)	148,265,600	132,946,752
1.63% due 02/15/2026(1)	144,628,000	131,803,563
1.63% due 05/15/2026	147,197,500	133,748,478
2.00% due 08/15/2025	88,091,400	82,909,149
2.00% due 11/15/2026	182,591,700	169,831,679
2.25% due 11/15/2025(1)	198,567,000	189,678,025
2.25% due 02/15/2027	182,615,500	172,935,452
2.25% due 08/15/2027	138,794,500	130,981,888
2.25% due 11/15/2027	139,454,000	131,391,816

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
2.38% due 05/15/2027	$149,800,000	$143,105,813
2.75% due 02/15/2028	103,660,000	101,801,408
2.88% due 05/15/2028	165,107,800	163,843,693

		1,684,977,716

Total U.S. Government Treasuries (cost $1,831,949,841)		1,750,325,421

OPTIONS - PURCHASED — 0.4%
Over the Counter Put Options - Purchased(4) (cost $64,772,855)	3,550,000	48,092,705

Total Long-Term Investment Securities (cost $10,622,589,851)		11,643,145,148

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Registered Investment Companies — 4.5%
AllianceBernstein Government STIF Portfolio, Class AB 1.95%(3) (cost $546,823,083)	546,823,083	546,823,083

TOTAL INVESTMENTS (cost $11,169,412,934)(2)	100.1%	12,189,968,231
Liabilities in excess of other assets	(0.1)	(8,815,557)

NET ASSETS	100.0%	$12,181,152,674

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of July 31, 2018.

(4)	Purchased Options:

Over the Counter Put Options - Purchased
Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Deutsche Bank AG New York	October 2018	$2,560	320,000	$901,212,800	$6,720,000	$4,335,117	$(2,384,883)
S&P 500 Index	Goldman Sachs International	October 2018	2,560	780,000	2,196,706,200	15,350,400	10,566,848	(4,783,552)
S&P 500 Index	UBS AG	October 2018	2,560	530,000	1,492,633,700	10,352,649	7,180,038	(3,172,611)
S&P 500 Index	Bank of America International New York	October 2018	2,560	470,000	1,323,656,300	7,767,596	6,367,203	(1,400,393)
S&P 500 Index	Deutsche Bank AG New York	October 2018	2,560	230,000	647,746,700	3,950,250	3,115,865	(834,385)
S&P 500 Index	Citibank N.A.	October 2018	2,560	440,000	1,239,167,600	8,272,000	5,960,786	(2,311,214)
S&P 500 Index	Citibank N.A.	October 2018	2,560	440,000	1,239,167,600	7,710,120	5,960,786	(1,749,334)
S&P 500 Index	Deutsche Bank AG New York	October 2018	2,560	340,000	957,538,600	4,649,840	4,606,062	(43,778)

						$64,772,855	$48,092,705	$(16,680,150)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

466

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Over the Counter Written Call Options
Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Deutsche Bank AG New York	October 2018	$2,940	320,000	$901,212,800	$2,870,752	$2,753,622	$117,130
S&P 500 Index	Goldman Sachs International	October 2018	2,940	780,000	2,196,706,200	6,934,823	6,711,953	222,870
S&P 500 Index	UBS AG	October 2018	2,940	530,000	1,492,633,700	4,770,000	4,560,686	209,314
S&P 500 Index	Bank of America International New York	October 2018	2,940	470,000	1,323,656,300	4,230,000	4,044,382	185,618
S&P 500 Index	Deutsche Bank AG New York	October 2018	2,940	230,000	647,746,700	2,300,000	1,979,165	320,835
S&P 500 Index	Citibank N.A.	October 2018	2,940	440,000	1,239,167,600	3,340,084	3,786,230	(446,146)
S&P 500 Index	Citibank N.A.	October 2018	2,940	440,000	1,239,167,600	3,476,000	3,786,230	(310,230)
S&P 500 Index	Deutsche Bank AG New York	October 2018	2,940	340,000	957,538,600	3,740,000	2,925,723	814,277

						$31,661,659	$30,547,991	$1,113,668

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
51,900	Long	S&P 500 E-Mini Index	September 2018	$7,230,935,908	$7,310,374,500	$79,438,592

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,844,727,022	$—	$—	$9,844,727,022
U.S. Government Treasuries	—	1,750,325,421	—	1,750,325,421
Options-Purchased	—	48,092,705	—	48,092,705
Short-Term Investment Securities	546,823,083	—	—	546,823,083

Total Investments at Value	$10,391,550,105	$1,798,418,126	$—	$12,189,968,231

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$1,870,044	$—	$1,870,044
Futures Contracts	79,438,592	—	—	79,438,592

Total Other Financial Instruments	$79,438,592	$1,870,044	$—	$81,308,636

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$756,376	$—	$756,376

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

467

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.4%
Domestic Fixed Income Investment Companies	15.4
United States Treasury Notes	14.1
International Equity Investment Companies	10.5
Registered Investment Companies	3.8
International Fixed Income Investment Companies	0.8
United States Treasury Bonds	0.7
Options-Purchased	0.4

100.1%

*	Calculated as a percentage of net assets

468

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#@ — 81.1%
Domestic Equity Investment Companies — 54.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,907,022	$106,089,808
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,157,199	168,507,930
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	15,954,946	281,445,246
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,810,430	76,551,535
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,716,774	48,114,074
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	9,925,598	155,037,840
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,221,493	209,554,903
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	4,502,428	90,363,737
SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, Class 1	5,965,972	112,995,505
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	10,731,180	160,753,076
SunAmerica Series Trust SA Fidelity Institutional AMSM Real Estate Portfolio, Class 1	2,120,558	28,606,321
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,586,631	39,189,781
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	1,560,477	16,182,149
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,155,921	125,845,858
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,438,002	240,201,861
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,204,030	63,920,410
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1†	5,663,728	91,469,199
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,933,342	520,478,216
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1†	5,160,769	81,385,334
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	8,058,310	187,033,373
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	5,820,913	82,889,806
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,655,011	272,981,382
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,519,097	53,144,576
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	11,112,431	259,808,639
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,359,669	54,059,898

Total Domestic Equity Investment Companies (cost $2,984,863,160)		3,526,610,457

Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 15.4%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	10,649,165	$157,820,623
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	11,480,737	132,143,277
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	8,112,661	78,611,687
SunAmerica Series Trust SA DFA	3,938,512	41,826,992
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	10,567,196	140,015,341
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	8,435,349	84,943,962
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	6,822,417	67,132,584
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	29,877,746	262,924,163
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	5,472,732	31,741,846

Total Domestic Fixed Income Investment Companies (cost $1,010,886,899)		997,160,475

International Equity Investment Companies — 10.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	14,312,727	140,407,857
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	2,129,199	30,852,101
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,937,410	79,849,585
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,962,279	25,475,597
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	5,498,181	131,681,447
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,986,869	43,257,531
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,492,183	93,498,938
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	8,031,690	133,727,635

Total International Equity Investment Companies (cost $598,729,848)		678,750,691

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $54,515,172)	4,761,154	52,229,866

Total Affiliated Registered Investment Companies (cost $4,648,995,079)		5,254,751,489

469

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 14.8%
United States Treasury Bonds — 0.7%
6.00% due 02/15/2026	$7,232,000	$8,734,900
6.13% due 11/15/2027	9,218,000	11,574,351
6.38% due 08/15/2027	9,410,000	11,960,992
6.63% due 02/15/2027	3,420,000	4,370,386
6.75% due 08/15/2026	4,375,000	5,571,460

		42,212,089

United States Treasury Notes — 14.1%
1.50% due 08/15/2026(1)	101,483,400	90,998,104
1.63% due 02/15/2026(1)	64,585,000	58,858,127
1.63% due 05/15/2026	78,029,000	70,899,710
2.00% due 08/15/2025	49,147,800	46,256,527
2.00% due 11/15/2026	96,684,800	89,928,194
2.25% due 11/15/2025	108,075,000	103,236,956
2.25% due 02/15/2027(1)	101,353,000	95,980,499
2.25% due 08/15/2027	67,753,500	63,939,719
2.25% due 11/15/2027	75,324,000	70,969,331
2.38% due 05/15/2027	76,529,000	73,109,110
2.75% due 02/15/2028	88,008,800	86,430,830
2.88% due 05/15/2028	67,067,000	66,553,518

		917,160,625

Total U.S. Government Treasuries (cost $1,002,775,181)		959,372,714

OPTIONS - PURCHASED — 0.4%
Over the Counter Put Options - Purchased(4) (cost $34,463,622)	1,890,000	25,604,285

Total Long-Term Investment Securities (cost $5,686,233,882)		6,239,728,488

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.8%
AllianceBernstein Government STIF Portfolio, Class AB 1.95%(2) (cost $247,322,785)	247,322,785	$247,322,785

TOTAL INVESTMENTS (cost $5,933,556,667)(3)	100.1%	6,487,051,273
Liabilities in excess of other assets	(0.1)	(4,434,655)

NET ASSETS	100.0%	$6,482,616,618

@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security

STIF — Short-Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of July 31, 2018.
(3)	See Note 3 for cost of investments on a tax basis.

(4) Options — Purchased: Over the Counter Put Options - Purchased
Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Bank of America	October 2018	$2,560	250,000	$704,072,500	$4,131,700	$3,386,810	$(744,890)
S&P 500 Index	Citibank, N.A.	October 2018	2,560	530,000	1,492,633,700	9,619,210	7,180,037	(2,439,173)
S&P 500 Index	Deutche Bank AG NY	October 2018	2,560	460,000	1,295,493,400	7,955,920	6,231,731	(1,724,189)
S&P 500 Index	Goldman Sachs International	October 2018	2,560	410,000	1,154,678,900	8,068,800	5,554,369	(2,514,431)
S&P 500 Index	UBS AG	October 2018	2,560	240,000	675,909,600	4,687,992	3,251,338	(1,436,654)

						$34,463,622	$25,604,285	$(8,859,337)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Written Call Options
Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Bank of America	October 2018	$2,940	250,000	$704,072,500	$2,250,000	$2,151,267	$98,733
S&P 500 Index	Citibank, N.A.	October 2018	2,940	530,000	1,492,633,700	4,106,686	4,560,686	(454,000)
S&P 500 Index	Deutche Bank AG NY	October 2018	2,940	460,000	1,295,493,400	4,595,087	3,958,332	636,755
S&P 500 Index	Goldman Sachs International	October 2018	2,940	410,000	1,154,678,900	3,645,228	3,528,078	117,150
S&P 500 Index	UBS AG	October 2018	2,940	240,000	675,909,600	2,160,000	2,065,216	94,784

						$16,757,001	$16,263,579	$493,422

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

470

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
23,900	Long	S&P 500 E-Mini Index	September 2018	$3,330,190,095	$3,366,434,500	$36,244,405

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,254,751,489	$—	$—	$5,254,751,489
U.S. Government Treasuries	—	959,372,714	—	959,372,714
Options-Purchased	—	25,604,285	—	25,604,285
Short-Term Investment Securities	247,322,785	—	—	247,322,785

Total Investments at Value	$5,502,074,274	$984,976,999	$—	$6,487,051,273

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$947,422	$—	$947,422
Futures Contracts	36,244,405	—	—	36,244,405

Total Other Financial Instruments	$36,244,405	$947,422	$—	$37,191,827

LIABILITIES
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$454,000	$—	$454,000

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

471

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	46.2%
Domestic Fixed Income Investment Companies	24.2
Registered Investment Companies	18.3
International Equity Investment Companies	9.3
U.S. Government Treasuries	1.7
Options Purchased	0.2

99.9%

*	Calculated as a percentage of net assets

472

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 79.7%
Domestic Equity Investment Companies — 46.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,394,157	$33,083,345
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	465,671	5,476,290
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	350,869	4,350,773

Total Domestic Equity Investment Companies (cost $41,393,488)		42,910,408

Domestic Fixed Income Investment Companies — 24.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,190,223	11,985,545
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,070,042	10,529,218

Total Domestic Fixed Income Investment Companies
(cost $22,547,367)		22,514,763

International Equity Investment Companies — 9.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $8,612,050)	746,366	8,590,675

Total Affiliated Registered Investment Companies
(cost $72,552,905)		74,015,846

OPTIONS - PURCHASED — 0.2%
Exchange-Traded Put Options — Purchased(1) (cost $270,903)	131	184,710

Total Long-Term Investment Securities
(cost $72,823,808)		74,200,556

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 20.0%
Registered Investment Companies — 18.3%
State Street Institutional U.S. Government Money Market Fund Premier Class 1.83%(2)	16,991,580	$16,991,579
T. Rowe Price Treasury Reserve Fund 1.95%(2)	1,010	1,011

		16,992,590

U.S. Government Treasuries — 1.7%
United States Treasury Bills 1.96% due 11/01/2018(3)	$660,000	656,627
1.97% due 11/01/2018(3)	260,000	258,671
2.00% due 11/01/2018(3)	550,000	547,189
2.02% due 11/01/2018(3)	134,000	133,315

		1,595,802

Total Short-Term Investment Securities (cost $18,588,529)		18,588,392

TOTAL INVESTMENTS (cost $91,412,337)(4)	99.9%	92,788,948
Other assets less liabilities	0.1	122,672

NET ASSETS	100.0%	$92,911,620

@	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.
#	See Note 8
†	Non-income producing security
(1)	Options — Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2018	$2,325	131	$36,893,399	$270,903	$184,710	$(86,193)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(2)	The rate shown is the 7-day yield as of July 31, 2018.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

473

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) —(continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
54	Long	MSCI EAFE Index	September 2018	$5,433,155	$5,411,610	$(21,545)
33	Long	Russell 2000 E-mini Index	September 2018	2,778,217	2,759,460	(18,757)
17	Long	S&P 400 E-mini Index	September 2018	3,403,352	3,376,200	(27,152)
170	Long	S&P 500 E-mini Index	September 2018	23,714,980	23,945,350	230,370
26	Short	U.S. Treasury 2 Year Notes	September 2018	5,503,557	5,495,750	7,807
31	Short	U.S. Treasury 5 Year Notes	September 2018	3,510,753	3,506,875	3,878
30	Short	U.S. Treasury 10 Year Notes	September 2018	3,590,106	3,582,656	7,450
7	Short	U.S. Treasury Long Bonds	September 2018	1,007,584	1,000,781	6,803
6	Short	U.S. Ultra Bonds	September 2018	941,023	941,438	(415)

						$188,439

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$74,015,846	$—	$—	$74,015,846
Options-Purchased	184,710	—	—	184,710
Short-Term Investment Securities:
Registered Investment Companies	16,992,590	—	—	16,992,590
U.S. Government Treasuries	—	1,595,802	—	1,595,802

Total Investments at Value	$91,193,146	$1,595,802	$—	$92,788,948

Other Financial Instruments:†
Futures Contracts	$256,308	$—	$—	$256,308

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$67,869	$—	$—	$67,869

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

474

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Commercial Services-Finance	6.4%
Repurchase Agreements	5.7
Enterprise Software/Service	4.9
Chemicals-Specialty	4.2
Medical Products	4.2
Schools	3.2
Medical-Biomedical/Gene	3.1
Resorts/Theme Parks	3.1
Medical-HMO	2.8
Non-Hazardous Waste Disposal	2.7
E-Commerce/Services	2.6
Therapeutics	2.6
Computer Services	2.6
Data Processing/Management	2.5
Electric Products-Misc.	2.4
Computers-Integrated Systems	2.1
Consulting Services	2.0
Entertainment Software	2.0
Computer Software	2.0
Distribution/Wholesale	1.8
Aerospace/Defense-Equipment	1.7
Disposable Medical Products	1.7
Security Services	1.6
Office Automation & Equipment	1.6
Beverages-Non-alcoholic	1.5
Retail-Apparel/Shoe	1.5
Food-Misc./Diversified	1.5
Water Treatment Systems	1.5
Medical-Drugs	1.5
Diversified Manufacturing Operations	1.4
Investment Management/Advisor Services	1.4
Internet Security	1.4
Casino Services	1.4
Hotels/Motels	1.4
Machinery-Electrical	1.3
Patient Monitoring Equipment	1.3
Transport-Truck	1.3
Web Portals/ISP	1.3
Building & Construction-Misc.	1.3
Casino Hotels	1.2
Retail-Restaurants	1.2
Finance-Consumer Loans	1.2
E-Commerce/Products	1.2
Oil Companies-Exploration & Production	1.2
Medical-Outpatient/Home Medical	1.1
Television	1.1
Telecom Services	1.1
Lighting Products & Systems	1.1
Building Products-Cement	1.0
Building-Residential/Commercial	1.0
Drug Delivery Systems	1.0
Networking Products	0.9

104.8%

*	Calculated as a percentage of net assets

475

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Aerospace/Defense-Equipment — 1.7%
Curtiss-Wright Corp.	14,373	$1,912,040

Beverages-Non-alcoholic — 1.5%
National Beverage Corp.†	16,390	1,729,309

Building & Construction-Misc. — 1.3%
Willscot Corp.†	86,037	1,436,818

Building Products-Cement — 1.0%
Vulcan Materials Co.	10,560	1,182,720

Building-Residential/Commercial — 1.0%
NVR, Inc.†	420	1,158,961

Casino Hotels — 1.2%
Melco Resorts & Entertainment, Ltd. ADR	53,230	1,376,528

Casino Services — 1.4%
Eldorado Resorts, Inc.†	36,530	1,565,310

Chemicals-Specialty — 4.2%
Albemarle Corp.	12,160	1,145,472
Ingevity Corp.†	18,760	1,869,809
Univar, Inc.†	62,779	1,725,795

		4,741,076

Commercial Services-Finance — 6.4%
Euronet Worldwide, Inc.†	19,500	1,792,830
Total System Services, Inc.	13,630	1,247,690
TransUnion	18,906	1,368,795
WEX, Inc.†	14,617	2,774,599

		7,183,914

Computer Services — 2.6%
EPAM Systems, Inc.†	11,488	1,495,853
Globant SA†	25,710	1,425,362

		2,921,215

Computer Software — 2.0%
Box, Inc., Class A†	26,050	624,158
Envestnet, Inc.†	20,570	1,205,402
GreenSky, Inc., Class A†	22,164	383,437

		2,212,997

Computers-Integrated Systems — 2.1%
Mercury Systems, Inc.†	37,480	1,564,041
NCR Corp.†	28,810	804,375

		2,368,416

Consulting Services — 2.0%
Gartner, Inc.†	17,030	2,306,373

Data Processing/Management — 2.5%
DocuSign, Inc.†	12,332	664,695
First Data Corp., Class A†	92,870	2,160,156

		2,824,851

Disposable Medical Products — 1.7%
ICU Medical, Inc.†	6,600	1,892,880

Distribution/Wholesale — 1.8%
SiteOne Landscape Supply, Inc.†	22,386	1,995,936

Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	27,646	1,645,766

Drug Delivery Systems — 1.0%
DexCom, Inc.†	11,560	1,099,703

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 1.2%
Etsy, Inc.†	32,130	$1,312,832

E-Commerce/Services — 2.6%
Match Group, Inc.†	35,970	1,299,236
MercadoLibre, Inc.	4,868	1,669,286

		2,968,522

Electric Products-Misc. — 2.4%
Littelfuse, Inc.	6,055	1,312,845
Novanta, Inc.†	21,720	1,354,242

		2,667,087

Enterprise Software/Service — 4.9%
Black Knight, Inc.†	34,980	1,806,717
Ultimate Software Group, Inc.†	6,420	1,777,634
Veeva Systems, Inc., Class A†	25,790	1,950,497

		5,534,848

Entertainment Software — 2.0%
Take-Two Interactive Software, Inc.†	19,669	2,222,990

Finance-Consumer Loans — 1.2%
SLM Corp.†	118,930	1,342,720

Food-Misc./Diversified — 1.5%
Lamb Weston Holdings, Inc.	24,020	1,687,885

Hotels/Motels — 1.4%
Hilton Grand Vacations, Inc.†	44,380	1,535,104

Internet Security — 1.4%
Proofpoint, Inc.†	14,111	1,609,360

Investment Management/Advisor Services — 1.4%
Raymond James Financial, Inc.	17,815	1,631,676

Lighting Products & Systems — 1.1%
Universal Display Corp.	12,550	1,208,565

Machinery-Electrical — 1.3%
BWX Technologies, Inc.	23,250	1,528,920

Medical Products — 4.2%
Haemonetics Corp.†	10,430	1,018,385
Hill-Rom Holdings, Inc.	19,190	1,807,698
Hologic, Inc.†	21,200	909,692
iRhythm Technologies, Inc.†	13,110	990,461

		4,726,236

Medical-Biomedical/Gene — 3.1%
Avrobio, Inc.†	9,640	308,480
Bio-Rad Laboratories, Inc., Class A†	4,740	1,453,521
CRISPR Therapeutics AG†	9,485	452,814
Exelixis, Inc.†	42,077	870,994
WaVe Life Sciences, Ltd.†	9,740	393,496

		3,479,305

Medical-Drugs — 1.5%
Array BioPharma, Inc.†	49,606	763,436
MyoKardia, Inc.†	6,603	379,012
TG Therapeutics, Inc.†	22,410	263,318
Tilray, Inc., Class 2†	10,900	240,890

		1,646,656

Medical-HMO — 2.8%
Molina Healthcare, Inc.†	9,400	978,446
WellCare Health Plans, Inc.†	8,110	2,168,776

		3,147,222

476

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Outpatient/Home Medical — 1.1%
Amedisys, Inc.†	13,591	$1,272,525

Networking Products — 0.9%
LogMeIn, Inc.	12,580	1,019,609

Non-Hazardous Waste Disposal — 2.7%
Waste Connections, Inc.	39,161	3,039,285

Office Automation & Equipment — 1.6%
Zebra Technologies Corp., Class A†	12,760	1,759,987

Oil Companies-Exploration & Production — 1.2%
Diamondback Energy, Inc.	9,912	1,307,888

Patient Monitoring Equipment — 1.3%
Insulet Corp.†	18,160	1,510,186

Resorts/Theme Parks — 3.1%
Six Flags Entertainment Corp.	21,870	1,420,457
Vail Resorts, Inc.	7,412	2,052,160

		3,472,617

Retail-Apparel/Shoe — 1.5%
Burlington Stores, Inc.†	11,315	1,729,045

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	3,100	1,344,346

Schools — 3.2%
Adtalem Global Education, Inc.†	31,880	1,739,054
Bright Horizons Family Solutions, Inc.†	17,941	1,919,508

		3,658,562

Security Services — 1.6%
Brink’s Co.	22,770	1,818,184

Telecom Services — 1.1%
Switch, Inc., Class A	95,931	1,249,022

Television — 1.1%
World Wrestling Entertainment, Inc., Class A	15,940	1,261,013

Security Description	Shares/ Principal Amount	Value (Note 2)
Therapeutics — 2.6%
Flexion Therapeutics, Inc.†	46,370	$1,106,388
GW Pharmaceuticals PLC ADR†	4,870	657,791
Mirati Therapeutics, Inc.†	6,120	375,768
Sarepta Therapeutics, Inc.†	6,900	802,056

		2,942,003

Transport-Truck — 1.3%
Saia, Inc.†	19,540	1,472,339

Water Treatment Systems — 1.5%
Evoqua Water Technologies Corp.†	77,554	1,655,002

Web Portals/ISP — 1.3%
Yandex NV, Class A†	40,059	1,440,522

Total Long-Term Investment Securities (cost $86,720,288)		111,756,876

REPURCHASE AGREEMENTS — 5.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35% dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $6,416,062 and collateralized by $7,250,000 of United States Treasury Notes, bearing interest at 1.50% due 08/15/2026 and having an approximate value of $6,545,576. (cost $6,416,000)	$6,416,000	$6,416,000

TOTAL INVESTMENTS (cost $93,136,288)(1)	104.8%	118,172,876
Liabilities in excess of other assets	(4.8)	(5,432,183)

NET ASSETS	100.0%	$112,740,693

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$111,756,876	$—	$—	$111,756,876
Repurchase Agreement	—	6,416,000	—	6,416,000

Total Investments at Value	$111,756,876	$6,416,000	$—	$118,172,876

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

477

SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio

PORTFOLIO PROFILE — July 31, 2018 — (unaudited)

Industry Allocation*

Applications Software	12.0%
E-Commerce/Products	9.5
Commercial Services-Finance	6.6
Web Portals/ISP	6.1
Finance-Credit Card	4.9
Medical-HMO	4.8
Data Processing/Management	4.2
Medical-Biomedical/Gene	3.7
Internet Content-Entertainment	3.5
Medical Instruments	3.2
Transport-Rail	3.0
Retail-Building Products	3.0
Non-Hazardous Waste Disposal	3.0
Commercial Services	2.5
Coatings/Paint	2.3
Industrial Gases	2.2
Medical Products	2.1
Finance-Other Services	2.1
Investment Management/Advisor Services	1.9
Building Products-Cement	1.8
Auto/Truck Parts & Equipment-Original	1.8
Entertainment Software	1.6
Internet Application Software	1.5
E-Commerce/Services	1.4
Aerospace/Defense	1.3
Enterprise Software/Service	1.3
Auto-Cars/Light Trucks	1.1
Toys	1.1
Computer Aided Design	1.1
Industrial Automated/Robotic	1.0
Oil Companies-Exploration & Production	1.0
Casino Hotels	1.0
Electronic Components-Semiconductors	0.9
Real Estate Investment Trusts	0.8
Repurchase Agreements	0.7

100.0%

*	Calculated as a percentage of net assets

478

SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.3%
Northrop Grumman Corp.	6,670	$2,004,268

Applications Software — 12.0%
Microsoft Corp.	99,190	10,522,075
Red Hat, Inc.†	17,990	2,540,728
salesforce.com, Inc.†	23,995	3,290,914
ServiceNow, Inc.†	10,113	1,779,484

		18,133,201

Auto-Cars/Light Trucks — 1.1%
Ferrari NV	12,592	1,669,951

Auto/Truck Parts & Equipment-Original — 1.8%
Aptiv PLC	27,063	2,654,068

Building Products-Cement — 1.8%
Vulcan Materials Co.	24,469	2,740,528

Casino Hotels — 1.0%
Melco Resorts & Entertainment, Ltd. ADR	56,585	1,463,288

Coatings/Paint — 2.3%
Sherwin-Williams Co.	7,825	3,448,712

Commercial Services — 2.5%
Cintas Corp.	18,551	3,793,309

Commercial Services-Finance — 6.6%
FleetCor Technologies, Inc.†	14,400	3,124,800
PayPal Holdings, Inc.†	16,737	1,374,777
S&P Global, Inc.	10,298	2,064,131
Total System Services, Inc.	18,063	1,653,487
TransUnion	23,660	1,712,984

		9,930,179

Computer Aided Design — 1.1%
Autodesk, Inc.†	12,346	1,585,720

Data Processing/Management — 4.2%
Fidelity National Information Services, Inc.	20,279	2,091,373
First Data Corp., Class A†	183,092	4,258,720

		6,350,093

E-Commerce/Products — 9.5%
Alibaba Group Holding, Ltd. ADR†	16,163	3,026,199
Amazon.com, Inc.†	6,362	11,308,073

		14,334,272

E-Commerce/Services — 1.4%
MercadoLibre, Inc.	6,198	2,125,356

Electronic Components-Semiconductors — 0.9%
Infineon Technologies AG ADR	51,591	1,368,451

Enterprise Software/Service — 1.3%
Black Knight, Inc.†	38,223	1,974,218

Entertainment Software — 1.6%
Activision Blizzard, Inc.	32,425	2,380,644

Finance-Credit Card — 4.9%
Visa, Inc., Class A	53,633	7,333,776

Finance-Other Services — 2.1%
Intercontinental Exchange, Inc.	42,748	3,159,505

Industrial Automated/Robotic — 1.0%
Rockwell Automation, Inc.	8,250	1,547,370

Security Description	Shares/ Principal Amount	Value (Note 2)
Industrial Gases — 2.2%
Air Products & Chemicals, Inc.	19,779	$3,247,118

Internet Application Software — 1.5%
Tencent Holdings, Ltd. ADR	50,305	2,298,939

Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	14,578	2,515,871
Netflix, Inc.†	8,104	2,734,695

		5,250,566

Investment Management/Advisor Services — 1.9%
Raymond James Financial, Inc.	31,934	2,924,835

Medical Instruments — 3.2%
Boston Scientific Corp.†	80,945	2,720,561
Edwards Lifesciences Corp.†	15,151	2,158,260

		4,878,821

Medical Products — 2.1%
Baxter International, Inc.	26,392	1,912,100
Hologic, Inc.†	30,361	1,302,791

		3,214,891

Medical-Biomedical/Gene — 3.7%
Celgene Corp.†	23,045	2,076,124
Exelixis, Inc.†	55,236	1,143,385
Illumina, Inc.†	7,438	2,412,590

		5,632,099

Medical-HMO — 4.8%
UnitedHealth Group, Inc.	28,851	7,305,650

Non-Hazardous Waste Disposal — 3.0%
Waste Connections, Inc.	57,583	4,469,017

Oil Companies-Exploration & Production — 1.0%
Pioneer Natural Resources Co.	7,848	1,485,391

Real Estate Investment Trusts — 0.8%
SBA Communications Corp.†	7,654	1,211,246

Retail-Building Products — 3.0%
Home Depot, Inc.	22,661	4,476,001

Toys — 1.1%
Nintendo Co., Ltd. ADR	38,535	1,644,289

Transport-Rail — 3.0%
Union Pacific Corp.	30,096	4,511,089

Web Portals/ISP — 6.1%
Alphabet, Inc., Class A†	7,520	9,228,694

Total Long-Term Investment Securities (cost $105,905,508)		149,775,555

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 07/31/2018, to be repurchased 08/01/2018 in the amount of $1,035,010 collateralized by $1,170,000 of United States Treasury Notes, bearing interest at 1.50% due 08/15/2026 and having an approximate value of $1,056,320 (cost $1,035,000)	$1,035,000	1,035,000

TOTAL INVESTMENTS (cost $106,940,508) (1)	100.0%	150,810,555
Liabilities in excess of other assets	(0.0)	(28,412)

NET ASSETS	100.0%	$150,782,143

479

SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2018 — (unaudited) — (continued)

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$149,775,555	$—	$—	$149,775,555
Repurchase Agreements	—	1,035,000	—	1,035,000

Total Investments at Value	$149,775,555	$1,035,000	$—	$150,810,555

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

480

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Boston Company Capital Growth	SA Columbia Technology
ASSETS:
Investments at value (unaffiliated)*	$640,330,536	$581,408,787	$752,771,800	$375,964,393	$74,580,157
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	2,223,000
Cash	421	376	624	8	99,126
Foreign cash*	—	—	4,222,998	3,469	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	10,576,663	—	—
Receivable for:
Fund shares sold	104,897	19,261	286,539	561	17,747
Dividends and interest	83,501	77,903	1,556,106	142,249	22
Investments sold	—	1,135,873	—	2,399,155	164,522
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,084	15,518	6,725	17,941	7,603
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	33,341	6,533
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	836,908	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	399,102	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	640,526,439	582,657,718	770,657,465	378,561,117	77,098,710

LIABILITIES:
Payable for:
Fund shares redeemed	249,278	266,957	72,977	143,191	13,593
Investments purchased	2,500,484	1,514,076	—	—	124,154
Investments purchased on an extended settlement basis	—	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	337,133	450,019	553,430	270,315	65,328
Service fees — Class 2	2,935	1,732	—	229	675
Service fees — Class 3	28,417	101,731	162,158	11,388	12,007
Transfer agent fees	372	295	166	426	359
Trustees’ fees and expenses	—	71	—	—	—
Other accrued expenses	77,644	77,452	158,775	61,109	50,940
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	394,449	—	—
Due to investment adviser from expense recoupment	—	—	6,894	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	137,896	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	3,196,263	2,412,333	1,486,745	486,658	267,056

Net Assets	$637,330,176	$580,245,385	$769,170,720	$378,074,459	$76,831,654

* Cost
Investments (unaffiliated)	$492,218,210	$487,207,392	$751,101,795	$294,786,228	$57,145,806

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$4,234,021	$3,547	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

481

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Boston Company Capital Growth	SA Columbia Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$364,884,521	$380,054,568	$702,265,944	$246,156,976	$44,221,101
Accumulated undistributed net investment income (loss)	(198,543)	1,491,678	5,849,145	1,701,943	(168,288)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	124,531,872	104,497,744	57,204,542	49,037,453	15,344,490
Unrealized appreciation (depreciation) on investments	148,112,326	94,201,395	1,670,005	81,178,165	17,434,351
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	1,933,035	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	248,049	(78)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$637,330,176	$580,245,385	$769,170,720	$378,074,459	$76,831,654

Class 1 (unlimited shares authorized):
Net assets	$482,038,367	$90,581,000	$120,813	$323,257,373	$14,883,812
Shares of beneficial interest issued and outstanding	9,710,146	4,513,917	10,279	17,065,932	1,963,725
Net asset value, offering and redemption price per share	$49.64	$20.07	$11.75	$18.94	$7.58

Class 2 (unlimited shares authorized):
Net assets	$22,802,934	$13,330,218	$—	$1,829,855	$5,205,063
Shares of beneficial interest issued and outstanding	462,295	665,610	—	98,058	705,917
Net asset value, offering and redemption price per share	$49.33	$20.03	$—	$18.66	$7.37

Class 3 (unlimited shares authorized):
Net assets	$132,488,875	$476,334,167	$769,049,907	$52,987,231	$56,742,779
Shares of beneficial interest issued and outstanding	2,716,228	23,982,575	65,671,102	2,870,886	7,833,539
Net asset value, offering and redemption price per share	$48.78	$19.86	$11.71	$18.46	$7.24

See Notes to Financial Statements

482

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index†	SA Federated Corporate Bond†	SA Fidelity Institutional AMSM Real Estate†
ASSETS:
Investments at value (unaffiliated)*	$404,204,496	$366,374,276	$81,603,334	$1,527,993,322	$283,476,410
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	16,458,000	—	—	—
Cash	—	259	6,586,509	448	935
Foreign cash*	—	—	298,526	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	22	—	—
Receivable for:
Fund shares sold	97,854	—	99,368	18,963	477
Dividends and interest	2,098,876	805,669	388,126	19,189,796	72,601
Investments sold	2,483,196	—	—	316,433	369,203
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,538	6,621	—	8,455	10,661
Due from investment adviser for expense reimbursements/fee waivers	—	—	22,657	—	—
Deferred offering costs	—	—	30,965	—	—
Variation margin on futures contracts	—	—	42,400	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	408,892,960	383,644,825	89,071,907	1,547,527,417	283,930,287

LIABILITIES:
Payable for:
Fund shares redeemed	257,590	141,067	23,808	705,754	129,702
Investments purchased	2,968,495	14,749,085	—	287,371	622,039
Investments purchased on an extended settlement basis	—	—	—	450,000	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	156,795	177,825	33,293	678,040	185,336
Service fees — Class 2	1,719	840	—	2,512	645
Service fees — Class 3	36,121	34,725	41	181,243	41,494
Transfer agent fees	878	444	—	348	405
Trustees’ fees and expenses	1,321	19	630	—	917
Other accrued expenses	113,962	61,404	120,382	204,718	76,860
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	3,536,881	15,165,409	178,154	2,509,986	1,057,398

Net Assets	$405,356,079	$368,479,416	$88,893,753	$1,545,017,431	$282,872,889

* Cost
Investments (unaffiliated)	$405,957,798	$332,666,090	$83,396,341	$1,536,432,222	$273,185,222

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$296,764	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

483

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index†	SA Federated Corporate Bond†	SA Fidelity Institutional AMSM Real Estate†
NET ASSETS REPRESENTED BY:
Paid-in capital	$406,762,825	$271,050,920	$92,002,209	$1,447,862,298	$248,092,678
Accumulated undistributed net investment income (loss)	6,806,199	12,253,334	603,069	93,374,891	10,847,823
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(6,459,643)	51,466,976	(1,657,122)	12,219,142	13,641,200
Unrealized appreciation (depreciation) on investments	(1,753,302)	33,708,186	(1,793,007)	(8,438,900)	10,291,188
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	(263,080)	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,684	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$405,356,079	$368,479,416	$88,893,753	$1,545,017,431	$282,872,889

Class 1 (unlimited shares authorized):
Net assets	$220,842,744	$195,754,910	$88,695,691	$673,313,026	$83,559,657
Shares of beneficial interest issued and outstanding	20,786,141	13,066,650	6,120,132	50,830,148	6,192,558
Net asset value, offering and redemption price per share	$10.62	$14.98	$14.49	$13.25	$13.49

Class 2 (unlimited shares authorized):
Net assets	$13,449,884	$6,490,085		$19,578,099	$5,017,934
Shares of beneficial interest issued and outstanding	1,282,099	434,370		1,480,106	373,194
Net asset value, offering and redemption price per share	$10.49	$14.94		$13.23	$13.45

Class 3 (unlimited shares authorized):
Net assets	$171,063,451	$166,234,421	$198,062	$852,126,306	$194,295,298
Shares of beneficial interest issued and outstanding	16,457,420	11,214,373	13,675	64,852,600	14,559,481
Net asset value, offering and redemption price per share	$10.39	$14.82	$14.48	$13.14	$13.34

†	See Note 1

See Notes to Financial Statements

484

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Global Index Allocation 60/40†	SA Global Index Allocation 75/25†
ASSETS:
Investments at value (unaffiliated)*	$369,611,409	$295,846,841	$360,551,812	$—	$—
Investments at value (affiliated)*	—	—	—	6,986,496	7,176,007
Repurchase agreements (cost approximates value)	7,827,000	8,080,000	1,080,000	—	—
Cash	147	839	596	—	—
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	492,999	360,627	2,880	—	901,323
Dividends and interest	2,802,677	1,850,811	333,818	—	—
Investments sold	—	—	3,156,830	211	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,342	2,165	6,696	—	—
Due from investment adviser for expense reimbursements/fee waivers	9,667	5,733	15,386	7,407	7,936
Deferred offering costs	—	11,614	—	18,698	18,698
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	380,746,241	306,158,630	365,148,018	7,012,812	8,103,964

LIABILITIES:
Payable for:
Fund shares redeemed	87,562	70,831	149,741	211	32
Investments purchased	—	—	1,584,563	—	901,292
Investments purchased on an extended settlement basis	—	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	95,569	76,718	296,683	469	392
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	1,037	950	45,199	1,151	959
Transfer agent fees	408	436	15	82	93
Trustees’ fees and expenses	2,065	1,578	360	252	630
Other accrued expenses	74,761	31,861	79,701	35,424	36,435
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	261,402	182,374	2,156,262	37,589	939,833

Net Assets	$380,484,839	$305,976,256	$362,991,756	$6,975,223	$7,164,131

* Cost
Investments (unaffiliated)	$377,241,197	$302,994,151	$299,001,477	$—	$—

Investments (affiliated)	$—	$—	$—	$6,919,833	$7,104,935

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

485

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Global Index Allocation 60/40†	SA Global Index Allocation 75/25†
NET ASSETS REPRESENTED BY:
Paid-in capital	$378,741,006	$309,657,041	$224,468,339	$6,913,604	$7,097,866
Accumulated undistributed net investment income (loss)	9,636,173	3,760,367	3,935,250	(3,247)	(2,846)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(262,552)	(293,842)	73,037,370	(1,797)	(1,961)
Unrealized appreciation (depreciation) on investments	(7,629,788)	(7,147,310)	61,550,335	66,663	71,072
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	462	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$380,484,839	$305,976,256	$362,991,756	$6,975,223	$7,164,131

Class 1 (unlimited shares authorized):
Net assets	$375,141,216	$301,286,118	$150,658,601	$101,859	$102,198
Shares of beneficial interest issued and outstanding	37,250,838	30,614,617	6,099,356	6,667	6,667
Net asset value, offering and redemption price per share	$10.07	$9.84	$24.70	$15.28	$15.33

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$5,343,623	$4,690,138	$212,333,155	$6,873,364	$7,061,933
Shares of beneficial interest issued and outstanding	532,619	477,551	8,689,386	450,200	460,933
Net asset value, offering and redemption price per share	$10.03	$9.82	$24.44	$15.27	$15.32

†	See Note 1

See Notes to Financial Statements

486

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA Global Index Allocation 90/10†	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20
ASSETS:
Investments at value (unaffiliated)*	$—	$432,828,435	$16,778,193	$—	$—
Investments at value (affiliated)*	29,046,713	—	—	64,015,513	131,180,169
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	483,368	—	—
Foreign cash*	—	127,888	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	8,545,858	29,447	—	—
Receivable for:
Fund shares sold	1,086,136	56,587	69,150	67,419	593,826
Dividends and interest	—	1,871,081	24,141	—	—
Investments sold	—	—	215,208	—	—
Investments sold on an extended settlement basis	—	4,708,752	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	29,773	—	—	—
Prepaid expenses and other assets	—	7,059	2,165	2,165	2,165
Due from investment adviser for expense reimbursements/fee waivers	6,796	—	9,495	497	—
Deferred offering costs	18,698	—	10,443	—	—
Variation margin on futures contracts	—	179,851	17,029	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,937,386	—	—	—
Swap premiums paid	—	1,321,415	—	—	—
Unrealized appreciation on swap contracts	—	888,924	—	—	—

Total assets	30,158,343	452,503,009	17,638,639	64,085,594	131,776,160

LIABILITIES:
Payable for:
Fund shares redeemed	71	116,029	300	3,370	3,959
Investments purchased	1,086,065	1,694,914	219,247	64,049	589,867
Investments purchased on an extended settlement basis	—	15,151,608	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	88,717	—	—	—
Investment advisory and management fees	1,817	222,729	9,909	5,308	10,557
Service fees — Class 2	—	735	—	—	—
Service fees — Class 3	4,514	64,141	3,514	13,238	26,257
Transfer agent fees	46	490	145	285	321
Trustees’ fees and expenses	630	32	1,091	953	1,030
Other accrued expenses	36,422	216,892	47,861	31,436	29,829
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	21,108	560	—	—
Due to investment adviser from expense recoupment	—	—	—	—	3,037
Due to custodian	—	1,663	—	—	—
Due to broker	—	299,800	50,423	—	—
Call and put options written, at value@	—	95,410	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	2,718,065	—	—	—
Swap premiums received	—	3,284,291	21,522	—	—
Unrealized depreciation on swap contracts	—	1,337,791	438	—	—

Total liabilities	1,129,565	25,314,415	355,010	118,639	664,857

Net Assets	$29,028,778	$427,188,594	$17,283,629	$63,966,955	$131,111,303

* Cost
Investments (unaffiliated)	$—	$433,747,102	$16,412,170	$—	$—

Investments (affiliated)	$28,748,121	$—	$—	$62,039,440	$125,245,942

Foreign cash	$—	$119,347	$—	$—	$—

@ Premiums received on options written	$—	$204,625	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

487

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA Global Index Allocation 90/10†	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20
NET ASSETS REPRESENTED BY:
Paid-in capital	$28,747,610	$450,019,612	$16,701,709	$61,642,944	$124,339,853
Accumulated undistributed net investment income (loss)	(12,676)	2,600,772	46,291	(116,348)	(240,637)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(4,748)	(23,018,660)	174,730	464,286	1,077,860
Unrealized appreciation (depreciation) on investments	298,592	(918,667)	366,023	1,976,073	5,934,227
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(688,406)	(5,124)	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(806,057)	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$29,028,778	$427,188,594	$17,283,629	$63,966,955	$131,111,303

Class 1 (unlimited shares authorized):
Net assets	$143,640	$122,344,818	$112,750	$151,126	$664,189
Shares of beneficial interest issued and outstanding	9,342	11,154,652	10,779	13,446	56,917
Net asset value, offering and redemption price per share	$15.38	$10.97	$10.46	$11.24	$11.67

Class 2 (unlimited shares authorized):
Net assets	$—	$5,694,378	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	524,248	—	—	—
Net asset value, offering and redemption price per share	$—	$10.86	$—	$—	—

Class 3 (unlimited shares authorized):
Net assets	$28,885,138	$299,149,398	$17,170,879	$63,815,829	$130,447,114
Shares of beneficial interest issued and outstanding	1,879,968	27,827,564	1,644,128	5,686,884	11,199,020
Net asset value, offering and redemption price per share	$15.36	$10.75	$10.44	$11.22	$11.65

†	See Note 1

See Notes to Financial Statements

488

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income	SA Janus Focused Growth
ASSETS:
Investments at value (unaffiliated)*	$—	$349,225,476	$320,439,892	$1,577,320,994	$366,959,543
Investments at value (affiliated)*	361,804,040	—	—	—	—
Repurchase agreements (cost approximates value)	—	15,151,000	—	—	—
Cash	—	833	510	1,164	75,333
Foreign cash*	—	351,830	—	1,290,069	—
Cash collateral for futures contracts	—	—	—	4,700,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	6	—	26	—
Receivable for:
Fund shares sold	930,574	1,019,872	995	384,661	2,691
Dividends and interest	—	1,245,266	16,696	3,525,788	156,969
Investments sold	—	—	4,420,447	6,199,629	1,446,506
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,136	2,312	7,206	17,158	7,680
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	66,435	28,036
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	300,935	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	519,574	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	362,736,750	366,996,595	324,885,746	1,594,326,433	368,676,758

LIABILITIES:
Payable for:
Fund shares redeemed	5,718	64,537	122,274	587,497	105,609
Investments purchased	924,856	—	13,618,992	6,258,642	12,457,544
Investments purchased on an extended settlement basis	—	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	29,263	126,837	185,161	1,126,717	238,305
Service fees — Class 2	—	—	418	—	1,242
Service fees — Class 3	72,849	259	34,901	332,167	28,804
Transfer agent fees	333	518	253	105	429
Trustees’ fees and expenses	1,045	2,318	—	—	—
Other accrued expenses	25,064	146,290	59,843	137,527	56,181
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	3,660	—	—	—
Due to investment adviser from expense recoupment	—	12,271	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	129,046	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,059,128	356,690	14,021,842	8,571,701	12,888,114

Net Assets	$361,677,622	$366,639,905	$310,863,904	$1,585,754,732	$355,788,644

* Cost
Investments (unaffiliated)	$—	$316,881,610	$259,041,780	$1,407,185,638	$273,867,652

Investments (affiliated)	$344,132,257	$—	$—	$—	$—

Foreign cash	$—	$354,460	$—	$1,291,360	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

489

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income	SA Janus Focused Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$341,747,749	$328,819,250	$191,198,615	$1,356,433,085	$221,652,006
Accumulated undistributed net investment income (loss)	(603,869)	5,420,786	(623,625)	22,309,267	(82,885)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	2,861,959	68,065	58,890,802	35,602,164	41,127,657
Unrealized appreciation (depreciation) on investments	17,671,783	32,343,866	61,398,112	170,135,356	93,091,891
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(4,583)	—	889,815	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(7,479)	—	385,045	(25)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$361,677,622	$366,639,905	$310,863,904	$1,585,754,732	$355,788,644

Class 1 (unlimited shares authorized):
Net assets	$1,799,449	$365,389,965	$147,508,317	$138,027	$211,733,014
Shares of beneficial interest issued and outstanding	151,550	31,736,657	14,222,225	10,015	13,720,027
Net asset value, offering and redemption price per share	$11.87	$11.51	$10.37	$13.78	$15.43

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$3,338,789	$—	$9,554,162
Shares of beneficial interest issued and outstanding	—	—	334,937	—	632,894
Net asset value, offering and redemption price per share	$—	$—	$9.97	$—	$15.10

Class 3 (unlimited shares authorized):
Net assets	$359,878,173	$1,249,940	$160,016,798	$1,585,616,705	$134,501,468
Shares of beneficial interest issued and outstanding	30,355,247	108,782	16,444,565	115,246,687	9,055,322
Net asset value, offering and redemption price per share	$11.86	$11.49	$9.73	$13.76	$14.85

See Notes to Financial Statements

490

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA JPMorgan Diversified Balanced†	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond
ASSETS:
Investments at value (unaffiliated)*	$266,290,935	$282,240,218	$1,124,280,612	$507,311,305	$1,902,365,852
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	6,763,000	—
Cash	2,029,783	317,211	632	808	28,103
Foreign cash*	48,513	1,226,205	—	149,617	—
Cash collateral for futures contracts	198,000	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	17
Receivable for:
Fund shares sold	77,275	3,735	1,724	2,959	26,480
Dividends and interest	732,070	1,686,401	1,030,365	652,159	10,871,704
Investments sold	1,116,909	5,241,876	611,870	—	744,696
Investments sold on an extended settlement basis	4,348,839	874,398	—	305,055	12,804
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,144	8,725	8,700	7,727	9,454
Due from investment adviser for expense reimbursements/fee waivers	19,776	26,046	533	93	162,542
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	388,357	—	—	—	48,703
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	275,262,601	291,624,815	1,125,934,436	515,192,723	1,914,270,355

LIABILITIES:
Payable for:
Fund shares redeemed	35,144	96,314	497,955	130,156	562,994
Investments purchased	1,047,733	3,270,430	411,288	—	2,164,435
Investments purchased on an extended settlement basis	5,097,384	—	—	—	3,347,998
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	144,545	282,097	507,783	322,674	969,443
Service fees — Class 2	1,492	465	1,346	557	1,077
Service fees — Class 3	37,726	30,336	50,442	8,166	198,295
Transfer agent fees	490	512	372	482	363
Trustees’ fees and expenses	—	—	—	—	—
Other accrued expenses	113,175	453,592	124,290	93,722	259,321
Line of credit	—	6,995,489	—	—	—
Accrued foreign tax on capital gains	—	278,711	—	—	—
Variation margin on futures contracts	65,320	—	—	—	40,000
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	40,014	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	6,583,023	11,407,946	1,593,476	555,757	7,543,926

Net Assets	$268,679,578	$280,216,869	$1,124,340,960	$514,636,966	$1,906,726,429

* Cost
Investments (unaffiliated)	$261,304,382	$243,668,801	$852,398,390	$421,904,224	$1,954,872,685

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$53,830	$1,251,902	$—	$149,834	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

491

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA JPMorgan Diversified Balanced†	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$224,712,861	$275,928,430	$719,513,809	$330,412,149	$1,922,016,830
Accumulated undistributed net investment income (loss)	6,022,409	10,328,742	35,017,273	12,416,832	67,361,857
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	33,183,465	(44,322,442)	97,927,656	86,402,756	(29,967,219)
Unrealized appreciation (depreciation) on investments	4,986,553	38,571,417	271,882,222	85,407,081	(52,506,833)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(219,475)	—	—	—	(178,206)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(6,235)	(10,567)	—	(1,852)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(278,711)	—	—	—

Net Assets	$268,679,578	$280,216,869	$1,124,340,960	$514,636,966	$1,906,726,429

Class 1 (unlimited shares authorized):
Net assets	$77,641,075	$132,573,408	$872,167,531	$471,854,071	$970,234,267
Shares of beneficial interest issued and outstanding	3,769,610	15,423,064	23,374,623	19,704,419	110,216,691
Net asset value, offering and redemption price per share	$20.60	$8.60	$37.31	$23.95	$8.80

Class 2 (unlimited shares authorized):
Net assets	$11,830,358	$3,565,623	$10,686,980	$4,246,207	$8,358,174
Shares of beneficial interest issued and outstanding	575,964	417,249	286,973	177,871	953,581
Net asset value, offering and redemption price per share	$20.54	$8.55	$37.24	$23.87	$8.77

Class 3 (unlimited shares authorized):
Net assets	$179,208,145	$144,077,838	$241,486,449	$38,536,688	$928,133,988
Shares of beneficial interest issued and outstanding	8,763,502	17,006,329	6,517,097	1,623,502	106,659,827
Net asset value, offering and redemption price per share	$20.45	$8.47	$37.05	$23.74	$8.70

†	See Note 1

See Notes to Financial Statements

492

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index†	SA Large Cap Index	SA Large Cap Value Index†	SA Legg Mason BW Large Cap Value
ASSETS:
Investments at value (unaffiliated)*	$377,665,939	$227,251,254	$2,041,997,177	$244,609,087	$1,471,657,304
Investments at value (affiliated)*	—	—	4,200,266	1,086,754	—
Repurchase agreements (cost approximates value)	24,062,000	—	5,968,000	—	—
Cash	8,583	4,144,567	561	—	—
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	5,580	—	—	—
Receivable for:
Fund shares sold	33,168	—	1,755,126	—	94,342
Dividends and interest	18,950	99,429	1,657,479	297,589	1,407,574
Investments sold	2,566,319	—	—	—	21,241,670
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,897	37	100,819	—	17,962
Due from investment adviser for expense reimbursements/fee waivers	504	9,635	191,306	8,185	62,409
Deferred offering costs	—	26,178	—	26,178	—
Variation margin on futures contracts	—	2,085	62,550	2,780	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	404,363,360	231,538,765	2,055,933,284	246,030,573	1,494,481,261

LIABILITIES:
Payable for:
Fund shares redeemed	118,205	57,176	423,837	61,129	710,827
Investments purchased	13,819,510	3,876,256	—	—	19,803,080
Investments purchased on an extended settlement basis	—	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	239,775	54,966	695,658	61,571	887,176
Service fees — Class 2	1,955	—	—	—	6,023
Service fees — Class 3	33,115	45	1,935	49	110,187
Transfer agent fees	380	—	—	—	414
Trustees’ fees and expenses	—	2,269	—	2,017	—
Other accrued expenses	67,956	58,164	199,759	57,372	184,464
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	67,835	—
Due to broker	—	—	92,681	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	14,280,896	4,048,876	1,413,870	249,973	21,702,171

Net Assets	$390,082,464	$227,489,889	$2,054,519,414	$245,780,600	$1,472,779,090

* Cost
Investments (unaffiliated)	$303,004,074	$212,807,108	$1,384,879,820	$234,071,653	$1,183,290,469

Investments (affiliated)	$—	$—	$4,110,583	$1,108,573	$—

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

493

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index†	SA Large Cap Index	SA Large Cap Value Index†	SA Legg Mason BW Large Cap Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$252,771,332	$212,208,236	$1,301,510,993	$233,640,965	$973,666,723
Accumulated undistributed net investment income (loss)	(537,497)	583,787	47,703,325	1,412,460	34,563,659
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	63,186,764	246,061	47,942,980	201,348	176,181,873
Unrealized appreciation (depreciation) on investments	74,661,865	14,444,146	657,207,040	10,515,615	288,366,835
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	7,659	155,076	10,212	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$390,082,464	$227,489,889	$2,054,519,414	$245,780,600	$1,472,779,090

Class 1 (unlimited shares authorized):
Net assets	$221,035,161	$227,254,498	$2,043,953,788	$245,551,484	$898,456,777
Shares of beneficial interest issued and outstanding	11,081,038	14,071,360	86,135,328	15,567,990	38,710,839
Net asset value, offering and redemption price per share	$19.95	$16.15	$23.73	$15.77	$23.21

Class 2 (unlimited shares authorized):
Net assets	$15,142,860	$—	$—	$—	$47,777,073
Shares of beneficial interest issued and outstanding	784,956	—	—	—	2,060,131
Net asset value, offering and redemption price per share	$19.29	$—	$—	$—	$23.19

Class 3 (unlimited shares authorized):
Net assets	$153,904,443	$235,391	$10,565,626	$229,116	$526,545,240
Shares of beneficial interest issued and outstanding	8,144,389	14,584	446,154	14,538	22,839,272
Net asset value, offering and redemption price per share	$18.90	$16.14	$23.68	$15.76	$23.05

†	See Note 1

See Notes to Financial Statements

494

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Telecom Utility	SA MFS Total Return
ASSETS:
Investments at value (unaffiliated)*	$26,055,554	$708,312,984	$1,090,500,247	$41,598,526	$519,751,156
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	81	39	30	986
Foreign cash*	5,019	—	—	5,079	66
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	61,303	—	—	—	—
Receivable for:
Fund shares sold	154,233	366	7,908	—	6,541
Dividends and interest	78,783	122,983	728,599	158,385	1,701,240
Investments sold	26,136	—	17,509	53,587	3,453,894
Investments sold on an extended settlement basis	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,179	6,824	8,598	8,181	7,695
Due from investment adviser for expense reimbursements/fee waivers	22,202	—	—	—	—
Deferred offering costs	27,112	—	—	—	—
Variation margin on futures contracts	6,085	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	8,518	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	26,438,606	708,443,238	1,091,262,900	41,832,306	524,921,578

LIABILITIES:
Payable for:
Fund shares redeemed	36	193,252	341,393	12,957	353,773
Investments purchased	97,261	32,960,279	—	—	3,449,463
Investments purchased on an extended settlement basis	—	—	—	—	364,000
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	14,524	359,619	619,885	26,417	286,987
Service fees — Class 2	—	466	1,149	214	3,314
Service fees — Class 3	5,157	28,365	84,588	5,359	66,903
Transfer agent fees	130	203	490	391	514
Trustees’ fees and expenses	1,075	—	—	23	10
Other accrued expenses	81,340	73,990	118,364	54,824	114,292
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	6,526	—
Variation margin on futures contracts	281	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	27,561	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	199,804	33,616,174	1,165,869	134,272	4,639,256

Net Assets	$26,238,802	$674,827,064	$1,090,097,031	$41,698,034	$520,282,322

* Cost
Investments (unaffiliated)	$25,485,988	$576,798,511	$789,641,151	$37,614,144	$440,868,287

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$5,009	$—	$—	$5,081	$66

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

495

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Telecom Utility	SA MFS Total Return
NET ASSETS REPRESENTED BY:
Paid-in capital	$25,446,965	$438,467,178	$600,748,954	$34,494,885	$393,588,055
Accumulated undistributed net investment income (loss)	157,502	3,982,194	8,337,978	1,074,683	14,233,962
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	49,658	100,863,219	180,151,003	2,170,161	33,578,283
Unrealized appreciation (depreciation) on investments	569,566	131,514,473	300,859,096	3,984,382	78,882,869
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	15,252	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(141)	—	—	(19,551)	(847)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	(6,526)	—

Net Assets	$26,238,802	$674,827,064	$1,090,097,031	$41,698,034	$520,282,322

Class 1 (unlimited shares authorized):
Net assets	$137,247	$538,224,178	$678,233,949	$14,652,849	$176,466,235
Shares of beneficial interest issued and outstanding	13,062	37,805,569	26,471,413	924,843	9,020,396
Net asset value, offering and redemption price per share	$10.51	$14.24	$25.62	$15.84	$19.56

Class 2 (unlimited shares authorized):
Net assets	$—	$3,682,987	$9,096,825	$1,689,352	$26,172,109
Shares of beneficial interest issued and outstanding	—	259,831	355,184	106,494	1,338,154
Net asset value, offering and redemption price per share	$—	$14.17	$25.61	$15.86	$19.56

Class 3 (unlimited shares authorized):
Net assets	$26,101,555	$132,919,899	$402,766,257	$25,355,833	$317,643,978
Shares of beneficial interest issued and outstanding	2,488,143	9,442,450	15,812,437	1,607,406	16,297,878
Net asset value, offering and redemption price per share	$10.49	$14.08	$25.47	$15.77	$19.49

See Notes to Financial Statements

496

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$212,452,662	$496,078,333	$433,231,724	$854,430,729	$340,217,913
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	6,789,000	—	—	725,900,000	—
Cash	155	9,920,736	—	27,703,879	—
Foreign cash*	—	272	—	1,050,249	—
Cash collateral for futures contracts	—	—	—	37,492,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	1,806,000	—
Due from broker	91,876	—	—	842,442	—
Receivable for:
Fund shares sold	330,097	847	718	64,015	1,171
Dividends and interest	91,341	1,575,246	456,046	4,254,920	5,927,571
Investments sold	—	1,437,883	16,388,779	239,755,201	3,429,895
Investments sold on an extended settlement basis	—	—	—	—	238,744
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	408,384	—
Prepaid expenses and other assets	2,232	7,001	6,678	7,484	62,220
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	60,520	—	—	4,891,868	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	227,044	—
Swap premiums paid	—	—	—	9,094,053	—
Unrealized appreciation on swap contracts	—	—	—	3,538,859	—

Total assets	219,817,883	509,020,318	450,083,945	1,911,467,127	349,877,514

LIABILITIES:
Payable for:
Fund shares redeemed	121,340	167,552	134,577	318,601	189,652
Investments purchased	370,519	884,672	3,042,980	553,509,176	237,569
Investments purchased on an extended settlement basis	—	—	—	—	2,951,551
Reverse repurchase agreement	—	—	—	12,502,968	—
Payments on swap contracts	—	—	—	1,164,790	—
Investment advisory and management fees	54,456	373,104	279,871	956,078	181,286
Service fees — Class 2	—	1,385	493	—	1,138
Service fees — Class 3	230	30,483	21,570	279,301	35,344
Transfer agent fees	518	267	273	174	620
Trustees’ fees and expenses	1,575	—	—	—	740
Other accrued expenses	40,361	78,534	60,584	154,013	86,611
Line of credit	—	—	9,928,599	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	44,862	—
Due to investment adviser from expense recoupment	4,146	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	91,876	—	—	12,239,612	—
Call and put options written, at value@	—	—	—	4,675,474	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	300,501	—
Swap premiums received	—	—	—	254,381	—
Unrealized depreciation on swap contracts	—	—	—	1,254,546	—

Total liabilities	685,021	1,535,997	13,468,947	587,654,477	3,684,511

Net Assets	$219,132,862	$507,484,321	$436,614,998	$1,323,812,650	$346,193,003

* Cost
Investments (unaffiliated)	$196,197,223	$457,705,806	$374,935,523	$869,341,778	$345,074,336

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$278	$—	$1,063,869	$—

@ Premiums received on options written	$—	$—	$—	$3,536,154	$—

See Notes to Financial Statements

497

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$195,843,585	$429,983,823	$316,970,581	$1,143,360,979	$336,749,294
Accumulated undistributed net investment income (loss)	1,067,303	15,334,869	5,705,417	28,936,078	32,191,572
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	5,997,956	23,805,636	55,645,716	150,863,268	(17,891,440)
Unrealized appreciation (depreciation) on investments	16,255,439	38,372,527	58,296,201	(14,911,049)	(4,856,423)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(31,421)	—	—	15,650,639	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(12,534)	(2,917)	(87,265)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$219,132,862	$507,484,321	$436,614,998	$1,323,812,650	$346,193,003

Class 1 (unlimited shares authorized):
Net assets	$217,859,501	$352,903,271	$331,066,627	$118,901	$171,915,313
Shares of beneficial interest issued and outstanding	18,530,694	32,514,925	14,160,847	9,497	29,633,169
Net asset value, offering and redemption price per share	$11.76	$10.85	$23.38	$12.52	$5.80

Class 2 (unlimited shares authorized):
Net assets	$—	$10,833,015	$3,863,860	$—	$8,756,705
Shares of beneficial interest issued and outstanding	—	1,003,175	165,477	—	1,511,581
Net asset value, offering and redemption price per share	$—	$10.80	$23.35	$—	$5.79

Class 3 (unlimited shares authorized):
Net assets	$1,273,361	$143,748,035	$101,684,511	$1,323,693,749	$165,520,985
Shares of beneficial interest issued and outstanding	108,510	13,347,462	4,374,151	106,159,419	28,757,963
Net asset value, offering and redemption price per share	$11.74	$10.77	$23.25	$12.47	$5.76

See Notes to Financial Statements

498

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$277,111,581	$604,563,358	$178,000,806	$66,690,328	$1,392,781,451
Investments at value (affiliated)*	—	—	—	44,423	—
Repurchase agreements (cost approximates value)	1,843,000	—	43,490,000	—	—
Cash	84	364,091	148	5,230	—
Foreign cash*	406	77,617	—	9,238	237,142
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	9,795,257	24	—	22,481
Receivable for:
Fund shares sold	3,022	439,361	232,522	516,960	1,418,368
Dividends and interest	839,539	2,171,676	47,190	155,164	4,370,391
Investments sold	539,252	4,577,679	15,547	248,935	9,067,871
Investments sold on an extended settlement basis	—	1,378,937	39,371	—	8,749,035
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,835	42,809	2,223	2,165	25,585
Due from investment adviser for expense reimbursements/fee waivers	11,979	—	5,586	24,806	—
Deferred offering costs	—	—	—	7,239	—
Variation margin on futures contracts	—	764,995	475,020	—	1,157,175
Unrealized appreciation on forward foreign currency contracts	221,759	305,832	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	280,577,457	624,481,612	222,308,437	67,704,488	1,417,829,499

LIABILITIES:
Payable for:
Fund shares redeemed	160,257	169,140	130,563	79	50,596
Investments purchased	—	4,704,173	—	1,894,361	9,747,287
Investments purchased on an extended settlement basis	—	57,814	39,371	499,585	30,146,719
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	228,363	433,187	59,260	34,271	878,621
Service fees — Class 2	687	—	—	—	—
Service fees — Class 3	26,541	130,341	284	12,201	287,174
Transfer agent fees	383	152	543	23	188
Trustees’ fees and expenses	—	—	1,523	1,023	—
Other accrued expenses	68,923	116,180	126,606	98,781	218,755
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	485,878	—	—	116,012
Due to investment adviser from expense recoupment	—	8,802	—	—	—
Due to custodian	—	—	—	—	1,109,279
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	951,618	444,354	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,436,772	6,550,021	358,150	2,540,324	42,554,631

Net Assets	$279,140,685	$617,931,591	$221,950,287	$65,164,164	$1,375,274,868

* Cost
Investments (unaffiliated)	$245,256,100	$605,821,185	$157,852,094	$65,467,303	$1,296,106,887

Investments (affiliated)	$—	$—	$—	$44,588	$—

Foreign cash	$406	$132,044	$—	$9,258	$236,879

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

499

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$227,269,021	$554,095,824	$193,615,878	$63,613,069	$1,181,652,061
Accumulated undistributed net investment income (loss)	11,939,739	14,700,516	702,596	267,900	20,320,599
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	8,813,204	48,928,050	7,666,606	60,529	74,089,614
Unrealized appreciation (depreciation) on investments	31,855,481	(1,257,827)	20,148,712	1,222,860	96,674,564
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	1,658,894	(183,505)	—	2,540,819
Unrealized foreign exchange gain (loss) on other assets and liabilities	(736,760)	(193,866)	—	(194)	(2,789)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net Assets	$279,140,685	$617,931,591	$221,950,287	$65,164,164	$1,375,274,868

Class 1 (unlimited shares authorized):
Net assets	$147,626,509	$115,033	$220,315,151	$177,321	$176,384
Shares of beneficial interest issued and outstanding	13,407,634	9,446	17,770,743	16,663	13,545
Net asset value, offering and redemption price per share	$11.01	$12.18	$12.40	$10.64	$13.02

Class 2 (unlimited shares authorized):
Net assets	$5,427,486	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	490,940	—	—	—	—
Net asset value, offering and redemption price per share	$11.06	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$126,086,690	$617,816,558	$1,635,136	$64,986,843	$1,375,098,484
Shares of beneficial interest issued and outstanding	11,441,639	50,978,624	132,115	6,115,544	105,998,583
Net asset value, offering and redemption price per share	$11.02	$12.12	$12.38	$10.63	$12.97

See Notes to Financial Statements

500

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2018 — (unaudited)

	SA Templeton Foreign Value†	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth	SA WellsCap Fundamental Growth
ASSETS:
Investments at value (unaffiliated)*	$845,420,934	$2,345,241,209	$1,232,299,784	$18,773,102	$111,756,876	$149,775,555
Investments at value (affiliated)*	—	9,844,727,022	5,254,751,489	74,015,846	—	—
Repurchase agreements (cost approximates value)	9,897,000	—	—	—	6,416,000	1,035,000
Cash	344	—	—	—	8,225	649
Foreign cash*	106,098	—	565	—	—	—
Cash collateral for futures contracts	—	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—	—
Due from broker	—	—	—	16,203	—	—
Receivable for:
Fund shares sold	3,930	1,219,367	320,452	575,771	3,279	27,568
Dividends and interest	2,846,669	14,305,501	8,076,991	23,127	8,078	24,295
Investments sold	7,824,416	2,590,508	16,007,091	—	622,644	140,340
Investments sold on an extended settlement basis	—	27,380,027	—	—	—	—
Written options	—	971,802	485,901	—	—	—
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	7,743	14,995	6,529	2,164	10,821	10,313
Due from investment adviser for expense reimbursements/fee waivers	—	93,946	43,313	4,915	—	—
Deferred offering costs	—	—	—	8,896	—	—
Variation margin on futures contracts	—	33,798,308	15,519,848	177,120	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	866,107,134	12,270,342,685	6,527,511,963	93,597,144	118,825,923	151,013,720

LIABILITIES:
Payable for:
Fund shares redeemed	286,542	4,457,501	1,581,543	1,449	39,662	52,250
Investments purchased	268,486	1,208,117	14,778,282	459,457	5,920,369	—
Investments purchased on an extended settlement basis	—	27,187,607	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	628,327	2,154,505	1,187,148	13,792	66,787	109,523
Service fees — Class 2	1,553	—	—	—	411	379
Service fees — Class 3	108,579	2,581,590	1,372,394	17,216	6,377	13,882
Transfer agent fees	327	261	228	119	523	391
Trustees’ fees and expenses	327	—	—	960	—	—
Other accrued expenses	191,817	298,888	174,763	52,983	51,101	55,152
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	9,291	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	114,092	—	—
Due to broker	—	20,753,551	9,537,408	16,165	—	—
Call and put options written, at value@	—	30,547,991	16,263,579	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	1,485,958	89,190,011	44,895,345	685,524	6,085,230	231,577

Net Assets	$864,621,176	$12,181,152,674	$6,482,616,618	$92,911,620	$112,740,693	$150,782,143

* Cost
Investments (unaffiliated)	$752,345,948	$2,443,545,779	$1,284,561,588	$18,859,432	$86,720,288	$105,905,508

Investments (affiliated)	$—	$8,725,867,155	$4,648,995,079	$72,552,905	$—	$—

Foreign cash	$105,584	$—	$563	$—	$—	$—

@ Premiums received on options written	$—	$31,661,659	$16,757,001	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

501

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2018 — (unaudited)

	SA Templeton Foreign Value†	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth	SA WellsCap Fundamental Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$716,730,851	$9,893,553,092	$5,407,382,921	$90,564,790	$66,034,819	$72,313,899
Accumulated undistributed net investment income (loss)	33,116,554	165,176,925	99,156,204	(46,260)	(289,652)	(323,373)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	22,224,171	1,021,315,100	385,845,058	828,040	21,958,938	34,921,570
Unrealized appreciation (depreciation) on investments	93,074,986	1,020,555,297	553,494,606	1,376,611	25,036,588	43,870,047
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	80,552,260	36,737,827	188,439	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(68,562)	—	2	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	(456,824)	—	—	—	—	—

Net Assets	$864,621,176	$12,181,152,674	$6,482,616,618	$92,911,620	$112,740,693	$150,782,143

Class 1 (unlimited shares authorized):
Net assets	$334,744,805	$325,079	$324,126	$108,657	$79,879,687	$82,852,183
Shares of beneficial interest issued and outstanding	20,101,244	22,555	22,634	10,051	3,292,921	2,744,025
Net asset value, offering and redemption price per share	$16.65	$14.41	$14.32	$10.81	$24.26	$30.19

Class 2 (unlimited shares authorized):
Net assets	$12,373,600	$—	$—	$—	$3,155,553	$3,005,309
Shares of beneficial interest issued and outstanding	743,721	—	—	—	132,332	102,027
Net asset value, offering and redemption price per share	$16.64	$—	$—	$—	$23.85	$29.46

Class 3 (unlimited shares authorized):
Net assets	$517,502,771	$12,180,827,595	$6,482,292,492	$92,802,963	$29,705,453	$64,924,651
Shares of beneficial interest issued and outstanding	31,213,023	848,378,727	454,354,414	8,597,116	1,262,801	2,245,568
Net asset value, offering and redemption price per share	$16.58	$14.36	$14.27	$10.79	$23.52	$28.91

†	See Note 1

See Notes to Financial Statements

502

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2018 — (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Boston Company Capital Growth	SA Columbia Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,907,621	$3,945,630	$4,549,333	$1,981,670	$352,831
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	64,197	11,180	1,816,902	6,884	2,641
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,971,818	3,956,810	6,366,235	1,988,554	355,472

EXPENSES:
Investment advisory and management fees	1,915,931	2,676,222	3,158,300	1,537,970	376,709
Services fees:
Class 2	16,719	10,141	—	1,270	3,786
Class 3	162,333	603,155	925,065	67,392	68,888
Transfer agent fees	1,343	706	395	1,019	862
Custodian and accounting fees	29,925	31,592	91,249	18,686	12,496
Reports to shareholders	24,337	25,090	31,034	15,494	5,099
Audit and tax fees	18,844	18,867	28,517	18,972	23,508
Legal fees	4,873	7,175	4,856	4,764	3,423
Trustees’ fees and expenses	5,799	6,427	6,192	3,455	700
Deferred offering costs	—	—	—	—	—
Interest expense	—	1,540	—	—	135
License fee	—	—	—	—	—
Other expenses	6,266	5,791	12,663	8,879	5,442

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,186,370	3,386,706	4,258,271	1,677,901	501,048
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	34,566	(191,135)	(37,671)
Fees paid indirectly (Note 5)	—	(15,132)	—	(13,224)	(2,698)

Net expenses	2,186,370	3,371,574	4,292,837	1,473,542	460,679

Net investment income (loss)	(214,552)	585,236	2,073,398	515,012	(105,207)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	59,147,847	39,488,569	7,732,526	19,359,888	5,418,547
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	621,377	—	—
Forward contracts	—	—	1,414,262	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(246,505)	—	(2,718)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	59,147,847	39,488,569	9,521,660	19,359,888	5,415,829

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(35,458,513)	(31,828,264)	(21,641,928)	(4,640,598)	(4,351,873)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(3,103,581)	—	—
Forward contracts	—	—	735,997	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(243,689)	(221)	7
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(35,458,513)	(31,828,264)	(24,253,201)	(4,640,819)	(4,351,866)

Net realized and unrealized gain (loss) on investments and foreign currencies	23,689,334	7,660,305	(14,731,541)	14,719,069	1,063,963

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,474,782	$8,245,541	$(12,658,143)	$15,234,081	$958,756

* Net of foreign withholding taxes on interest and dividends of	$—	$12,555	$338,879	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

503

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index†	SA Federated Corporate Bond	SA Fidelity Institutional AMSM Real Estate†
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$5,327,511	$727,515	$42,700	$6,285,209
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	4,063,381	2,765	5,232	36,378,155	3,175
Interest (affiliated)	—	—	—	—	—

Total investment income*	4,063,381	5,330,276	732,747	36,420,855	6,288,384

EXPENSES:
Investment advisory and management fees	938,389	1,039,147	100,527	4,025,499	1,066,449
Services fees:
Class 2	10,237	5,092	—	15,065	3,661
Class 3	217,904	203,954	111	1,072,521	241,460
Transfer agent fees	2,053	1,037	177	1,332	952
Custodian and accounting fees	36,318	18,525	50,411	106,908	23,228
Reports to shareholders	22,460	16,364	3,025	66,590	16,154
Audit and tax fees	21,490	18,844	15,667	23,941	18,844
Legal fees	3,557	4,795	6,301	8,601	4,663
Trustees’ fees and expenses	5,425	3,857	630	17,047	3,821
Deferred offering costs	—	—	10,435	—	—
Interest expense	—	1,635	—	381	1,531
License fee	—	—	2,792	—	—
Other expenses	13,611	5,123	6,393	8,906	6,176

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,271,444	1,318,373	196,469	5,346,791	1,386,939
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(66,791)	—	—
Fees paid indirectly (Note 5)	—	—	—	—	(2,399)

Net expenses	1,271,444	1,318,373	129,678	5,346,791	1,384,540

Net investment income (loss)	2,791,937	4,011,903	603,069	31,074,064	4,903,844

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(585,591)	11,114,696	(1)	495,657	(1,161,432)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(1,592,323)	189,035	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(64,798)	—	12
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(585,591)	11,114,696	(1,657,122)	684,692	(1,161,420)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(82,178)	(20,021,846)	(1,793,007)	(52,728,736)	11,515,726
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(263,080)	(162,455)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,684	—	65
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(82,178)	(20,021,846)	(2,054,403)	(52,891,191)	11,515,791

Net realized and unrealized gain (loss) on investments and foreign currencies	(667,769)	(8,907,150)	(3,711,525)	(52,206,499)	10,354,371

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,124,168	$(4,895,247)	$(3,108,456)	$(21,132,435)	$15,258,215

* Net of foreign withholding taxes on interest and dividends of	$—	$—	87,423	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—		$—	$—

†	See Note 1

See Notes to Financial Statements

504

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Global Index Allocation 60/40†	SA Global Index Allocation 75/25†
INVESTMENT INCOME:
Dividends (unaffiliated)	$137,583	$117,159	$2,739,553	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	4,294,278	2,958,439	303,752	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	4,431,861	3,075,598	3,043,305	—	—

EXPENSES:
Investment advisory and management fees	512,143	408,121	1,734,548	770	677
Services fees:
Class 2	—	—	—	—	—
Class 3	4,091	3,774	266,982	1,861	1,628
Transfer agent fees	967	889	626	177	177
Custodian and accounting fees	21,681	17,345	28,755	3,025	3,025
Reports to shareholders	4,690	2,871	17,416	756	1,512
Audit and tax fees	20,285	15,453	18,924	8,333	8,333
Legal fees	1,496	627	4,382	378	630
Trustees’ fees and expenses	2,646	2,088	4,125	252	630
Deferred offering costs	—	31,851	—	6,302	6,302
Interest expense	—	—	—	—	—
License fee	34,143	13,604	—	—	—
Other expenses	31,741	7,183	7,947	3,873	3,874

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	633,883	503,806	2,083,705	25,727	26,788
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(49,363)	(37,495)	(89,957)	(22,480)	(23,942)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	584,520	466,311	1,993,748	3,247	2,846

Net investment income (loss)	3,847,341	2,609,287	1,049,557	(3,247)	(2,846)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(58,027)	(112,380)	26,549,950	—	—
Investments (affiliated)	—	—	—	(1,797)	(1,961)
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	1,117	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(58,027)	(112,380)	26,551,067	(1,797)	(1,961)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(5,993,910)	(2,964,944)	(16,099,077)	—	—
Investments (affiliated)	—	—	—	66,663	71,072
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(4,586)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(5,993,910)	(2,964,944)	(16,103,663)	66,663	71,072

Net realized and unrealized gain (loss) on investments and foreign currencies	(6,051,937)	(3,077,324)	10,447,404	64,866	69,111

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,204,596)	$(468,037)	$11,496,961	$61,619	$66,265

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$10,962	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

505

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA Global Index Allocation 90/10†	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$50,144	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	5,436,834	65,492	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	—	5,436,834	115,636	—	—

EXPENSES:
Investment advisory and management fees	2,966	1,321,058	49,033	24,395	50,815
Services fees:
Class 2	—	4,396	—	—	—
Class 3	7,338	377,455	17,372	60,803	126,611
Transfer agent fees	177	1,175	334	343	343
Custodian and accounting fees	3,025	155,770	12,661	5,865	5,865
Reports to shareholders	1,512	20,473	958	255	339
Audit and tax fees	8,333	28,672	16,836	15,318	15,318
Legal fees	630	7,750	655	1,178	1,173
Trustees’ fees and expenses	630	4,701	155	209	591
Deferred offering costs	6,302	—	28,639	—	—
Interest expense	—	6,873	—	—	—
License fee	—	—	—	—	—
Other expenses	3,874	4,965	5,199	4,519	7,070

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	34,787	1,933,288	131,842	112,885	208,125
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(22,111)	—	(57,731)	(8,171)	9,954
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	12,676	1,933,288	74,111	104,714	218,079

Net investment income (loss)	(12,676)	3,503,546	41,525	(104,714)	(218,079)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	(421,293)	146,774	—	—
Investments (affiliated)	(4,748)	—	—	457,943	1,070,737
Futures contracts	—	(67,512)	(99,767)	—	—
Forward contracts	—	(3,107,973)	—	—	—
Swap contracts	—	186,131	15,898	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	31,837	—	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(4,748)	(3,378,810)	62,905	457,943	1,070,737

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	—	(16,324,732)	4,668
Investments (affiliated)	298,592	—	—	50,157	(192,750)
Futures contracts	—	700,202	(89,967)	—	—
Forward contracts	—	(1,815,731)	—	—	—
Swap contracts		626,901	(35,325)	—	—
Written option contracts	—	107,124	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(102,509)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	298,592	(16,808,745)	(120,624)	50,157	(192,750)

Net realized and unrealized gain (loss) on investments and foreign currencies	293,844	(20,187,555)	(57,719)	508,100	877,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$281,168	$(16,684,009)	$(16,194)	$403,386	$659,908

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

506

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income	SA Janus Focused Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$7,097,038	$714,830	$12,195,758	$1,337,769
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	46,648	10,707	6,070,497	53,794
Interest (affiliated)	—	—	—	—	—

Total investment income*	—	7,143,686	725,537	18,266,255	1,391,563

EXPENSES:
Investment advisory and management fees	140,174	758,310	1,078,265	6,539,810	1,387,705
Services fees:
Class 2	—	—	2,323	—	7,144
Class 3	349,191	1,051	207,306	1,927,313	169,177
Transfer agent fees	359	866	1,100	395	1,023
Custodian and accounting fees	5,865	37,390	15,828	84,236	18,799
Reports to shareholders	900	4,416	12,961	55,057	14,581
Audit and tax fees	15,318	23,278	19,007	19,736	18,866
Legal fees	999	927	4,208	15,570	10,900
Trustees’ fees and expenses	1,590	3,182	2,918	14,228	3,111
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	328	813	253
License fee	—	71,750	—	—	—
Other expenses	13,569	34,906	5,994	10,010	7,194

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	527,965	936,076	1,350,238	8,667,168	1,638,753
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	5,680	50,780	—	(385,493)	(163,259)
Fees paid indirectly (Note 5)	—	—	(1,076)	(9,493)	(1,046)

Net expenses	533,645	986,856	1,349,162	8,272,182	1,474,448

Net investment income (loss)	(533,645)	6,156,830	(623,625)	9,994,073	(82,885)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	609,489	26,437,157	25,442,696	14,001,083
Investments (affiliated)	2,843,675	—	—	—	—
Futures contracts	—	(749,462)	—	(43,489)	—
Forward contracts	—	—	—	4,663,875	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(76,329)	—	(699,503)	79
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	2,843,675	(216,302)	26,437,157	29,363,579	14,001,162

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	—	(25,510,178)	(4,022,380)	(79,493,249)	350,455
Investments (affiliated)	(556,705)	—	—	—	—
Futures contracts	—	(322,451)	—	(1,580,561)	—
Forward contracts	—	—	—	2,263,423	—
Swap contracts				—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(67,639)	—	(20,747)	(2,252)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(556,705)	(25,900,268)	(4,022,380)	(78,831,134)	348,203

Net realized and unrealized gain (loss) on investments and foreign currencies	2,286,970	(26,116,570)	22,414,777	(49,467,555)	14,349,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,753,325	$(19,959,740)	$21,791,152	$(39,473,482)	$14,266,480

* Net of foreign withholding taxes on interest and dividends of	$—	$754,895	$3,155	$282,157	$13,102

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

507

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA JPMorgan Diversified Balanced†	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,755,992	$6,951,288	$16,399,777	$7,333,470	$164,032
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	1,606,147	7,971	18,207	5,000	29,182,431
Interest (affiliated)	—	—	—	—	—

Total investment income*	3,362,139	6,959,259	16,417,984	7,338,470	29,346,463

EXPENSES:
Investment advisory and management fees	833,412	1,834,359	3,021,112	1,924,577	5,767,432
Services fees:
Class 2	8,946	2,985	7,935	3,345	6,362
Class 3	213,410	183,551	294,365	47,810	1,168,124
Transfer agent fees	1,175	1,292	1,343	1,108	1,316
Custodian and accounting fees	53,024	145,625	56,150	48,271	147,359
Reports to shareholders	11,850	18,069	46,175	23,550	78,217
Audit and tax fees	30,453	26,469	18,985	29,463	35,948
Legal fees	4,174	8,223	7,486	7,515	9,977
Trustees’ fees and expenses	2,518	3,546	11,997	5,814	19,953
Deferred offering costs	—	—	—	—	—
Interest expense	—	7,749	—	3,634	30
License fee	—	—	—	—	—
Other expenses	8,475	5,513	9,056	5,222	9,950

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,167,437	2,237,381	3,474,604	2,100,309	7,244,668
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(68,981)	(161,055)	(3,159)	(544)	(970,772)
Fees paid indirectly (Note 5)	(1,424)	(2,160)	(1,386)	(1,074)	—

Net expenses	1,097,032	2,074,166	3,470,059	2,098,691	6,273,896

Net investment income (loss)	2,265,107	4,885,093	12,947,925	5,239,779	23,072,567

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	16,528,978	20,914,287	33,292,072	20,530,196	(6,604,337)
Investments (affiliated)	—	—	—	—	—
Futures contracts	868,164	6,347	—	—	301,598
Forward contracts	(187,232)	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	150,538	(126,038)	—	(57,792)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	17,360,448	20,794,596	33,292,072	20,472,404	(6,302,739)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(24,775,341)	(80,263,992)	(58,606,707)	(40,719,528)	(30,888,271)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(257,097)	—	—	—	(677,749)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(6,235)	(14,498)	—	(25,267)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	307,475	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(25,038,673)	(79,971,015)	(58,606,707)	(40,744,795)	(31,566,020)

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,678,225)	(59,176,419)	(25,314,635)	(20,272,391)	(37,868,759)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,413,118)	$(54,291,326)	$(12,366,710)	$(15,032,612)	$(14,796,192)

* Net of foreign withholding taxes on interest and dividends of	$46,073	$974,491	$—	$628,493	$(504)

** Net of foreign withholding taxes on capital gains of	$—	$181,363	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

508

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index†	SA Large Cap Index	SA Large Cap Value Index†	SA Legg Mason BW Large Cap Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,112,737	$767,738	$19,815,447	$1,616,188	$17,225,356
Dividends (affiliated)	—	—	48,513	6,290	—
Interest (unaffiliated)	14,206	216	71,597	216	48,256
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,126,943	767,954	19,935,557	1,622,694	17,273,612

EXPENSES:
Investment advisory and management fees	1,392,958	157,767	4,047,352	180,091	5,288,217
Services fees:
Class 2	11,327	—	—	—	36,165
Class 3	193,437	105	9,202	128	653,347
Transfer agent fees	1,410	177	804	177	1,490
Custodian and accounting fees	21,758	11,343	96,321	10,082	75,390
Reports to shareholders	16,381	5,041	82,876	4,411	59,540
Audit and tax fees	18,978	12,500	20,160	12,500	18,623
Legal fees	4,612	882	17,130	681	6,109
Trustees’ fees and expenses	3,720	2,269	19,240	2,017	15,711
Deferred offering costs	—	8,822	—	8,822	—
Interest expense	—	—	—	—	1,824
License fee	—	10,518	101,184	12,006	—
Other expenses	4,445	3,873	16,419	3,873	25,523

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,669,026	213,297	4,410,688	234,788	6,181,939
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(2,987)	(29,130)	(1,113,022)	(24,554)	(369,029)
Fees paid indirectly (Note 5)	(1,599)	—	—	—	(11,069)

Net expenses	1,664,440	184,167	3,297,666	210,234	5,801,841

Net investment income (loss)	(537,497)	583,787	16,637,891	1,412,460	11,471,771

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	20,004,993	246,061	14,932,135	201,348	58,768,562
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	232,080	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	18	—	—	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	20,005,011	246,061	15,164,215	201,348	58,768,562

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(13,881,976)	14,444,146	(25,428,851)	10,537,434	(103,824,035)
Investments (affiliated)	—	—	(659,367)	(21,819)	—
Futures contracts	—	7,659	(1,922,174)	10,212	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(13,881,976)	14,451,805	(28,010,392)	10,525,827	(103,824,035)

Net realized and unrealized gain (loss) on investments and foreign currencies	6,123,035	14,697,866	(12,846,177)	10,727,175	(45,055,473)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,585,538	$15,281,653	$3,791,714	$12,139,635	$(33,583,702)

* Net of foreign withholding taxes on interest and dividends of	$10,111	$—	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

509

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Telecom Utility	SA MFS Total Return
INVESTMENT INCOME:
Dividends (unaffiliated)	$183,035	$3,858,415	$9,224,943	$878,938	$4,214,731
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	87,976	17,753	46,027	11,915	2,998,753
Interest (affiliated)	—	—	—	—	—

Total investment income*	271,011	3,876,168	9,270,970	890,853	7,213,484

EXPENSES:
Investment advisory and management fees	68,253	2,103,355	3,700,144	153,369	1,693,292
Services fees:
Class 2	—	2,690	6,831	1,210	19,788
Class 3	24,207	164,342	496,628	31,128	391,832
Transfer agent fees	318	1,115	1,175	939	1,186
Custodian and accounting fees	41,280	33,007	59,755	15,108	57,198
Reports to shareholders	647	24,797	46,892	4,384	23,255
Audit and tax fees	16,836	19,065	19,099	19,515	21,512
Legal fees	156	4,978	6,882	4,158	5,124
Trustees’ fees and expenses	172	5,819	11,877	469	5,673
Deferred offering costs	74,355	—	—	—	—
Interest expense	—	586	1,454	—	—
License fee	—	—	—	—	—
Other expenses	11,570	5,367	14,764	4,316	13,087

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	237,794	2,365,121	4,365,501	234,596	2,231,947
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(134,609)	—	—	—	—
Fees paid indirectly (Note 5)	(17)	—	—	—	—

Net expenses	103,168	2,365,121	4,365,501	234,596	2,231,947

Net investment income (loss)	167,843	1,511,047	4,905,469	656,257	4,981,537

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	17,708	49,249,136	86,456,888	758,071	7,481,053
Investments (affiliated)	—	—	—	—	—
Futures contracts	17,538	—	—	—	—
Forward contracts	—	—	—	316,801	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(971)	—	3,512	(1,374)	1,350
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	34,275	49,249,136	86,460,400	1,073,498	7,482,403

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(118,563)	(44,699,513)	(94,223,101)	(457,248)	(23,751,909)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(19,923)	—	—	—	—
Forward contracts	—	—	—	174,283	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(226)	—	—	(2,095)	(6,907)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	10	—

Net unrealized gain (loss) on investments and foreign currencies	(138,712)	(44,699,513)	(94,223,101)	(285,050)	(23,758,816)

Net realized and unrealized gain (loss) on investments and foreign currencies	(104,437)	4,549,623	(7,762,701)	788,448	(16,276,413)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,406	$6,060,670	$(2,857,232)	$1,444,705	$(11,294,876)

* Net of foreign withholding taxes on interest and dividends of	$8,417	$—	$133,179	$55,735	$84,134

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$410	$—

See Notes to Financial Statements

510

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,379,650	$10,655,143	$4,284,941	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	25,339	—	11,084	13,762,698	11,246,649
Interest (affiliated)	—	—	—	—	—

Total investment income*	1,404,989	10,655,143	4,296,025	13,762,698	11,246,649

EXPENSES:
Investment advisory and management fees	278,111	2,240,002	1,623,895	5,545,123	1,071,035
Services fees:
Class 2	—	8,298	2,917	—	6,814
Class 3	887	182,190	125,298	1,619,835	209,224
Transfer agent fees	866	1,271	1,204	386	1,488
Custodian and accounting fees	14,407	54,181	23,427	96,314	25,148
Reports to shareholders	2,331	22,241	18,987	53,324	18,254
Audit and tax fees	22,199	22,196	18,900	23,286	29,660
Legal fees	1,310	4,860	5,162	10,366	4,635
Trustees’ fees and expenses	1,465	5,117	4,505	12,424	4,425
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	919	—	12
License fee	18,541	—	—	—	—
Other expenses	18,579	4,646	5,998	9,952	4,793

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	358,696	2,545,002	1,831,212	7,371,010	1,375,488
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	12,996	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	371,692	2,545,002	1,831,212	7,371,010	1,375,488

Net investment income (loss)	1,033,297	8,110,141	2,464,813	6,391,688	9,871,161

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,388,139	14,889,694	29,420,150	(9,913,604)	(528,625)
Investments (affiliated)	—	—	—	—	—
Futures contracts	581,641	—	—	27,128,157	—
Forward contracts	—	(1,121,451)	—	(168,895)	—
Swap contracts	—	—	—	9,122,912	—
Written option contracts	—	—	—	293,696	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(155,474)	(9,897)	(339,317)	—
Net realized gain (loss) on forward sales contacts	—	—	—		—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	5,969,780	13,612,769	29,410,253	26,122,949	(528,625)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(2,746,284)	(47,968,007)	(38,505,188)	(4,224,424)	(8,519,404)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(48,379)	—	—	(39,914,885)	—
Forward contracts	—	1,349,409	—	490,306	—
Swap contracts	—	—	—	(19,096,786)	—
Written option contracts	—	—	—	(196,923)	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(63,635)	1,473	(44,994)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(2,794,663)	(46,682,233)	(38,503,715)	(62,987,706)	(8,519,404)

Net realized and unrealized gain (loss) on investments and foreign currencies	3,175,117	(33,069,464)	(9,093,462)	(36,864,757)	(9,048,029)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,208,414	$(24,959,323)	$(6,628,649)	$(30,473,069)	$823,132

* Net of foreign withholding taxes on interest and dividends of	$760	$1,144,363	$27,684	$2,019	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

511

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,731,941	$4,533,453	$1,088,202	$344,155	$9,438,924
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	20,710	3,876,494	19,401	124,040	7,736,529
Interest (affiliated)	—	—	—	254	—

Total investment income*	6,752,651	8,409,947	1,107,603	468,449	17,175,453

EXPENSES:
Investment advisory and management fees	1,393,924	2,507,049	311,358	131,183	4,880,159
Services fees:
Class 2	4,282	—	—	—	—
Class 3	161,987	753,997	984	46,683	1,593,468
Transfer agent fees	1,414	375	774	276	458
Custodian and accounting fees	37,453	76,706	50,149	90,001	145,453
Reports to shareholders	14,875	25,684	2,045	810	42,546
Audit and tax fees	33,174	30,841	22,199	16,836	26,269
Legal fees	7,812	6,369	1,304	1,530	9,904
Trustees’ fees and expenses	3,028	5,225	1,442	187	9,407
Deferred offering costs	—	—	—	19,853	—
Interest expense	707	—	—	—	13,240
License fee	—	—	26,073	—	—
Other expenses	6,954	13,959	19,392	5,239	20,339

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,665,610	3,420,205	435,720	312,598	6,741,243
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(73,375)	48,691	(34,418)	(114,120)	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,592,235	3,468,896	401,302	198,478	6,741,243

Net investment income (loss)	5,160,416	4,941,051	706,301	269,971	10,434,210

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	9,270,376	11,552,995	6,611,025	61,480	13,046,599
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(570,553)	799,577	—	11,908,919
Forward contracts	622,158	(716,275)	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	51,360	—	—	(28,800)
Net realized foreign exchange gain (loss) on other assets and liabilities	(27,925)	(23,155)	—	(2,581)	(212,595)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	(36,184)	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	36,184	—	—	—

Net realized gain (loss) on investments and foreign currencies	9,864,609	10,294,372	7,410,602	58,899	24,714,123

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(35,186,983)	(26,457,132)	3,430,419	193,212	(41,982,115)
Investments (affiliated)	—	—	—	(165)	—
Futures contracts	—	(4,183,389)	(237,251)	—	(16,436,922)
Forward contracts	(1,626,498)	(1,086,489)	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	1,818
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(37,548)	(26,669)	—	(9)	(19,588)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(36,851,029)	(31,753,679)	3,193,168	193,038	(58,436,807)

Net realized and unrealized gain (loss) on investments and foreign currencies	(26,986,420)	(21,459,307)	10,603,770	251,937	(33,722,684)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,826,004)	$(16,518,256)	$11,310,071	$521,908	$(23,288,474)

* Net of foreign withholding taxes on interest and dividends of	$768,589	$196,879	$136	$17,083	$625,271

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

512

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2018 — (unaudited)

	SA Templeton Foreign Value†	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth	SA WellsCap Fundamental Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$20,562,243	$—	$—	$—	$259,892	$599,875
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	25,661	24,115,816	12,854,058	83,864	2,964	1,066
Interest (affiliated)	—	—	—	—	—	—

Total investment income*	20,587,904	24,115,816	12,854,058	83,864	262,856	600,941

EXPENSES:
Investment advisory and management fees	3,854,065	12,649,485	6,980,307	49,867	390,532	655,278
Services fees:
Class 2	9,412	—	—	—	2,393	2,115
Class 3	649,786	15,160,669	8,074,202	62,202	37,027	82,530
Transfer agent fees	784	626	548	285	1,254	939
Custodian and accounting fees	117,543	100,422	52,966	12,308	12,446	13,450
Reports to shareholders	42,649	479,290	258,720	935	5,960	7,817
Audit and tax fees	33,995	15,872	15,868	16,836	18,802	18,516
Legal fees	8,373	49,049	28,464	615	3,730	4,096
Trustees’ fees and expenses	11,122	124,383	67,118	196	1,026	1,052
Deferred offering costs	—	—	—	24,387	—	—
Interest expense	—	—	—	—	—	135
License fee	—	—	—	2,493	—	—
Other expenses	5,962	26,728	18,371	3,307	5,180	6,671

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,733,691	28,606,524	15,496,564	173,431	478,350	792,599
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(639,757)	(300,711)	(41,415)	—	—
Fees paid indirectly (Note 5)	(14)	—	—	—	(4,761)	(4,385)

Net expenses	4,733,677	27,966,767	15,195,853	132,016	473,589	788,214

Net investment income (loss)	15,854,227	(3,850,951)	(2,341,795)	(48,152)	(210,733)	(187,273)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	43,325,537	3,010,252	2,853,902	(75,317)	5,555,992	13,450,869
Investments (affiliated)	—	188,680,506	64,425,559	159,046	—	—
Futures contracts	—	(206,715,301)	(133,264,238)	666,053	—	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written option contracts	—	96,901,416	51,885,483	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(109,291)	—	—	—	5	7
Net realized gain (loss) on forward sales contacts	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	43,216,246	81,876,873	(14,099,294)	749,782	5,555,997	13,450,876

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(126,432,918)	(36,448,595)	(19,748,671)	(51,224)	(3,076,294)	(6,061,548)
Investments (affiliated)	—	(222,236,813)	(93,799,360)	769,737	—	—
Futures contracts	—	(257,873,713)	(108,036,180)	(279,533)	—	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written option contracts	—	1,425,404	(121,698)	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(126,166)	—	(35)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	257,971	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(126,301,113)	(515,133,717)	(221,705,944)	438,980	(3,076,294)	(6,061,548)

Net realized and unrealized gain (loss) on investments and foreign currencies	(83,084,867)	(433,256,844)	(235,805,238)	1,188,762	2,479,703	7,389,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(67,230,640)	$(437,107,795)	$(238,147,033)	$1,140,610	$2,268,970	$7,202,055

* Net of foreign withholding taxes on interest and dividends of	$2,333,771	$—	$—	$—	$1,630	$8,027

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

513

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock VCP Global Multi Asset
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(214,552)	$16,005	$585,236	$906,441	$2,073,398	$2,171,017
Net realized gain (loss) on investments and foreign currencies	59,147,847	66,513,052	39,488,569	66,908,213	9,521,660	54,282,797
Net unrealized gain (loss) on investments and foreign currencies	(35,458,513)	109,137,305	(31,828,264)	12,955,214	(24,253,201)	22,173,120

Net increase (decrease) in net assets resulting from operations	23,474,782	175,666,362	8,245,541	80,769,868	(12,658,143)	78,626,934

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(158,638)	—	(328,789)	—	(67)
Net investment income — Class 2	—	—	—	(30,914)	—	—
Net investment income — Class 3	—	—	—	(687,457)	—	(73,636)
Net realized gain on securities — Class 1	—	(30,484,748)	—	(7,963,518)	—	(371)
Net realized gain on securities — Class 2	—	(1,471,380)	—	(1,268,093)	—	—
Net realized gain on securities — Class 3	—	(8,878,166)	—	(46,298,384)	—	(2,354,434)

Total distributions to shareholders	—	(40,992,932)	—	(56,577,155)	—	(2,428,508)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(37,313,277)	15,698,658	(44,252,365)	(29,431,115)	33,624,277	187,176,068

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,838,495)	150,372,088	(36,006,824)	(5,238,402)	20,966,134	263,374,494

NET ASSETS:
Beginning of period	651,168,671	500,796,583	616,252,209	621,490,611	748,204,586	484,830,092

End of period†	$637,330,176	$651,168,671	$580,245,385	$616,252,209	$769,170,720	$748,204,586

† Includes accumulated undistributed net investment income (loss)	$(198,543)	$16,009	$1,491,678	$906,442	$5,849,145	$3,775,747

See Notes to Financial Statements

514

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Boston Company Capital Growth		SA Columbia Technology		SA DFA Ultra Short Bond
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$515,012	$1,187,281	$(105,207)	$(269,115)	$2,791,937	$4,014,262
Net realized gain (loss) on investments and foreign currencies	19,359,888	29,963,452	5,415,829	10,303,266	(585,591)	(647,652)
Net unrealized gain (loss) on investments and foreign currencies	(4,640,819)	56,536,891	(4,351,866)	9,636,457	(82,178)	(753,863)

Net increase (decrease) in net assets resulting from operations	15,234,081	87,687,624	958,756	19,670,608	2,124,168	2,612,747

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(918,034)	—	—	—	(692,074)
Net investment income — Class 2	—	(2,589)	—	—	—	(18,300)
Net investment income — Class 3	—	(47,442)	—	—	—	(55,484)
Net realized gain on securities — Class 1	—	(2,950,696)	—	(1,816,239)	—	—
Net realized gain on securities — Class 2	—	(16,447)	—	(585,427)	—	—
Net realized gain on securities — Class 3	—	(546,003)	—	(6,501,119)	—	—

Total distributions to shareholders	—	(4,481,211)	—	(8,902,785)	—	(765,858)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(33,312,911)	33,349,556	(697,157)	5,932,699	(1,935,030)	(118,115,296)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,078,830)	116,555,969	261,599	16,700,522	189,138	(116,268,407)

NET ASSETS:
Beginning of period	396,153,289	279,597,320	76,570,055	59,869,533	405,166,941	521,435,348

End of period†	$378,074,459	$396,153,289	$76,831,654	$76,570,055	$405,356,079	$405,166,941

† Includes accumulated undistributed net investment income (loss)	$1,701,943	$1,186,931	$(168,288)	$(63,081)	$6,806,199	$4,014,262

See Notes to Financial Statements

515

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Dogs of Wall Street		SA Emerging Markets Equity Index††	SA Federated Corporate Bond		SA Fidelity Institutional AMSM Real Estate††
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the period May 1, 2018@ through July 31, 2018 (unaudited)	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,011,903	$8,241,430	$603,069	$31,074,064	$62,397,043	$4,903,844	$5,811,646
Net realized gain (loss) on investments and foreign currencies	11,114,696	40,776,254	(1,657,122)	684,692	11,840,359	(1,161,420)	17,618,302
Net unrealized gain (loss) on investments and foreign currencies	(20,021,846)	28,032,162	(2,054,403)	(52,891,191)	5,827,239	11,515,791	(15,316,243)

Net increase (decrease) in net assets resulting from operations	(4,895,247)	77,049,846	(3,108,456)	(21,132,435)	80,064,641	15,258,215	8,113,705

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(4,481,679)	—	—	(31,024,482)	—	(3,188,078)
Net investment income — Class 2	—	(154,791)		—	(921,032)	—	(153,001)
Net investment income — Class 3	—	(3,549,192)	—	—	(38,660,525)	—	(5,664,163)
Net realized gain on securities — Class 1	—	(15,531,100)	—	—	(3,156,347)	—	(14,897,828)
Net realized gain on securities — Class 2	—	(573,023)		—	(97,454)	—	(763,906)
Net realized gain on securities — Class 3	—	(13,560,601)	—	—	(4,149,545)	—	(29,132,790)

Total distributions to shareholders	—	(37,850,386)	—	—	(78,009,385)	—	(53,799,766)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,666,332)	(15,053,959)	92,002,209	(54,837,129)	(12,021,410)	(24,456,177)	(64,431,714)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,561,579)	24,145,501	88,893,753	(75,969,564)	(9,966,154)	(9,197,962)	(110,117,775)

NET ASSETS:
Beginning of period	378,040,995	353,895,494	—	1,620,986,995	1,630,953,149	292,070,851	402,188,626

End of period†	$368,479,416	$378,040,995	$88,893,753	$1,545,017,431	$1,620,986,995	$282,872,889	$292,070,851

† Includes accumulated undistributed net investment income (loss)	$12,253,334	$8,241,431	$603,069	$93,374,891	$62,300,827	$10,847,823	$5,943,979

†† SeeNote 1
@	Commencement of operations

See Notes to Financial Statements

516

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fixed Income Index		SA Fixed Income Intermediate Index		SA Franklin Small Company Value
	For the six months ended July 31, 2018 (unaudited)	For the period February 6, 2017@ through January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the period October 6, 2017@ through January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,847,341	$5,788,770	$2,609,287	$1,150,847	$1,049,557	$2,877,333
Net realized gain (loss) on investments and foreign currencies	(58,027)	(204,525)	(112,380)	(181,462)	26,551,067	46,737,209
Net unrealized gain (loss) on investments and foreign currencies	(5,993,910)	(1,635,878)	(2,964,944)	(4,182,366)	(16,103,663)	(13,686,562)

Net increase (decrease) in net assets resulting from operations	(2,204,596)	3,948,367	(468,037)	(3,212,981)	11,496,961	35,927,980

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(879,535)
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	(864,649)
Net realized gain on securities — Class 1	—	—	—	—	—	(16,858,028)
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	(27,104,604)

Total distributions to shareholders	—	—	—	—	—	(45,706,816)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	78,117,872	300,623,196	66,934,521	242,722,753	(20,823,133)	(55,885,437)

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,913,276	304,571,563	66,466,484	239,509,772	(9,326,172)	(65,664,273)

NET ASSETS:
Beginning of period	304,571,563	—	239,509,772	—	372,317,928	437,982,201

End of period†	$380,484,839	$304,571,563	$305,976,256	$239,509,772	$362,991,756	$372,317,928

† Includes accumulated undistributed net investment income (loss)	$9,636,173	$5,788,832	$3,760,367	$1,151,080	$3,935,250	$2,885,693

@	Commencement of operations

See Notes to Financial Statements

517

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 60/40††	SA Global Index Allocation 75/25††	SA Global Index Allocation 90/10††
	For the period May 1, 2018@ through July 31, 2018 (unaudited)	For the period May 1, 2018@ through July 31, 2018 (unaudited)	For the period May 1, 2018@ through July 31, 2018 (unaudited)
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(3,247)	$(2,846)	$(12,676)
Net realized gain (loss) on investments and foreign currencies	(1,797)	(1,961)	(4,748)
Net unrealized gain (loss) on investments and foreign currencies	66,663	71,072	298,592

Net increase (decrease) in net assets resulting from operations	61,619	66,265	281,168

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—
Net investment income — Class 2	—	—	—
Net investment income — Class 3	—	—	—
Net realized gain on securities — Class 1	—	—	—
Net realized gain on securities — Class 2	—	—	—
Net realized gain on securities — Class 3	—	—	—

Total distributions to shareholders	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	6,913,604	7,097,866	28,747,610

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,975,223	7,164,131	29,028,778

NET ASSETS:
Beginning of period	—	—	—

End of period†	$6,975,223	$7,164,131	$29,028,778

† Includes accumulated undistributed net investment income (loss)	$(3,247)	$(2,846)	$(12,676)

†† SeeNote 1
@	Commencement of operations

See	Notes to Financial Statements

518

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Goldman Sachs Global Bond		SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the period October 6, 2017@ through January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the period February 6, 2017@ through January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,503,546	$3,344,261	$41,525	$14,180	$(104,714)	$136,238
Net realized gain (loss) on investments and foreign currencies	(3,378,810)	(95,170)	62,905	155,617	457,943	244,627
Net unrealized gain (loss) on investments and foreign currencies	(16,808,745)	27,797,476	(120,624)	481,523	50,157	1,925,916

Net increase (decrease) in net assets resulting from operations	(16,684,009)	31,046,567	(16,194)	651,320	403,386	2,306,781

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(3,651,779)	—	(299)	—	(1,328)
Net investment income — Class 2	—	(172,439)	—	—	—	—
Net investment income — Class 3	—	(8,599,560)	—	(26,004)	—	(190,967)
Net realized gain on securities — Class 1	—	—	—	(311)	—	(1,038)
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	(32,993)	—	(194,847)

Total distributions to shareholders	—	(12,423,778)	—	(59,607)	—	(388,180)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(11,241,793)	(47,365,431)	5,590,347	11,117,763	28,461,212	33,183,756

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,925,802)	(28,742,642)	5,574,153	11,709,476	28,864,598	35,102,357

NET ASSETS:
Beginning of period	455,114,396	483,857,038	11,709,476	—	35,102,357	—

End of period†	$427,188,594	$455,114,396	$17,283,629	$11,709,476	$63,966,955	$35,102,357

† Includes accumulated undistributed net investment income (loss)	$2,600,772	$(902,774)	$46,291	$4,766	$(116,348)	$(11,634)

@	Commencement of operations

See Notes to Financial Statements

519

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 80/20		SA Index Allocation 90/10		SA International Index
	For the six months ended July 31, 2018 (unaudited)	For the period February 6, 2017@ through January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the period February 6, 2017@ through January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the period February 6, 2017@ through January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(218,079)	$522,674	$(533,645)	$1,586,584	$6,156,830	$6,208,478
Net realized gain (loss) on investments and foreign currencies	1,070,737	519,164	2,843,675	1,376,825	(216,302)	1,481,371
Net unrealized gain (loss) on investments and foreign currencies	(192,750)	6,126,977	(556,705)	18,228,488	(25,900,268)	58,232,072

Net increase (decrease) in net assets resulting from operations	659,908	7,168,815	1,753,325	21,191,897	(19,959,740)	65,921,921

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,349)	—	(1,566)	—	(7,220,080)
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(690,373)	—	(2,066,383)	—	(4,632)
Net realized gain on securities — Class 1	—	(591)	—	(610)	—	(916,222)
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(367,307)	—	(951,776)	—	(654)

Total distributions to shareholders	—	(1,059,620)	—	(3,020,335)	—	(8,141,588)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	50,642,295	73,699,905	137,423,505	204,329,230	(3,155,641)	331,974,953

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,302,203	79,809,100	139,176,830	222,500,792	(23,115,381)	389,755,286

NET ASSETS:
Beginning of period	79,809,100	—	222,500,792	—	389,755,286	—

End of period†	$131,111,303	$79,809,100	$361,677,622	$222,500,792	$366,639,905	$389,755,286

† Includes accumulated undistributed net investment income (loss)	$(240,637)	$(22,558)	$(603,869)	$(70,224)	$5,420,786	$(736,044)

@	Commencement of operations

See Notes to Financial Statements

520

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Invesco Growth Opportunities		SA Invesco VCP Equity-Income		SA Janus Focused Growth
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(623,625)	$(1,472,952)	$9,994,073	$17,675,697	$(82,885)	$(160,008)
Net realized gain (loss) on investments and foreign currencies	26,437,157	34,363,751	29,363,579	19,214,778	14,001,162	27,882,666
Net unrealized gain (loss) on investments and foreign currencies	(4,022,380)	31,553,538	(78,831,134)	147,389,033	348,203	62,826,474

Net increase (decrease) in net assets resulting from operations	21,791,152	64,444,337	(39,473,482)	184,279,508	14,266,480	90,549,132

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(296)	(1,009)	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	(87,462)	(12,211,891)	—	—
Net realized gain on securities — Class 1	—	(3,757,883)	—	—	—	(13,381,605)
Net realized gain on securities — Class 2	—	(100,847)	—	—	—	(706,080)
Net realized gain on securities — Class 3	—	(5,812,279)	—	—	—	(10,307,401)

Total distributions to shareholders	—	(9,671,009)	(87,758)	(12,212,900)	—	(24,395,086)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(8,933,352)	(31,990,626)	15,109,670	255,027,844	(4,335,059)	26,980,272

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,857,800	22,782,702	(24,451,570)	427,094,452	9,931,421	93,134,318

NET ASSETS:
Beginning of period	298,006,104	275,223,402	1,610,206,302	1,183,111,850	345,857,223	252,722,905

End of period†	$310,863,904	$298,006,104	$1,585,754,732	$1,610,206,302	$355,788,644	$345,857,223

† Includes accumulated undistributed net investment income (loss)	$(623,625)	$—	$22,309,267	$12,402,952	$(82,885)	$—

See Notes to Financial Statements

521

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets		SA JPMorgan Equity-Income
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,265,107	$3,110,260	$4,885,093	$4,975,391	$12,947,925	$22,069,348
Net realized gain (loss) on investments and foreign currencies	17,360,448	17,382,628	20,794,596	45,759,447	33,292,072	65,431,975
Net unrealized gain (loss) on investments and foreign currencies	(25,038,673)	16,751,825	(79,971,015)	74,859,746	(58,606,707)	149,533,056

Net increase (decrease) in net assets resulting from operations	(5,413,118)	37,244,713	(54,291,326)	125,594,584	(12,366,710)	237,034,379

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,275,767)	—	(3,299,274)	—	(18,733,862)
Net investment income — Class 2	—	(169,541)	—	(71,832)	—	(206,255)
Net investment income — Class 3	—	(2,174,254)	—	(2,556,536)	—	(4,514,640)
Net realized gain on securities — Class 1	—	(3,840,000)	—	—	—	(43,966,752)
Net realized gain on securities — Class 2	—	(557,192)	—	—	—	(521,937)
Net realized gain on securities — Class 3	—	(7,547,068)	—	—	—	(11,862,661)

Total distributions to shareholders	—	(15,563,822)	—	(5,927,642)	—	(79,806,107)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	8,032,909	15,431,479	(39,168,927)	(65,099,682)	(78,172,430)	(79,707,427)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,619,791	37,112,370	(93,460,253)	54,567,260	(90,539,140)	77,520,845

NET ASSETS:
Beginning of period	266,059,787	228,947,417	373,677,122	319,109,862	1,214,880,100	1,137,359,255

End of period†	$268,679,578	$266,059,787	$280,216,869	$373,677,122	$1,124,340,960	$1,214,880,100

† Includes accumulated undistributed net investment income (loss)	$6,022,409	$3,757,302	$10,328,742	$5,443,649	$35,017,273	$22,069,348

See Notes to Financial Statements

522

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Global Equities		SA JPMorgan MFS Core Bond		SA JPMorgan Mid-Cap Growth
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,239,779	$7,188,629	$23,072,567	$40,210,204	$(537,497)	$(1,165,348)
Net realized gain (loss) on investments and foreign currencies	20,472,404	71,602,794	(6,302,739)	427,125	20,005,011	47,033,235
Net unrealized gain (loss) on investments and foreign currencies	(40,744,795)	56,670,464	(31,566,020)	4,592,085	(13,881,976)	54,088,983

Net increase (decrease) in net assets resulting from operations	(15,032,612)	135,461,887	(14,796,192)	45,229,414	5,585,538	99,956,870

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(8,941,782)	—	(22,317,964)	—	—
Net investment income — Class 2	—	(73,484)	—	(200,747)	—	—
Net investment income — Class 3	—	(585,059)	—	(21,171,667)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	(10,899,038)
Net realized gain on securities — Class 2	—	—	—	—	—	(827,541)
Net realized gain on securities — Class 3	—	—	—	—	—	(8,639,096)

Total distributions to shareholders	—	(9,600,325)	—	(43,690,378)	—	(20,365,675)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(53,680,386)	(99,736,150)	(27,988,250)	15,132,732	2,182,901	(39,411,784)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(68,712,998)	26,125,412	(42,784,442)	16,671,768	7,768,439	40,179,411

NET ASSETS:
Beginning of period	583,349,964	557,224,552	1,949,510,871	1,932,839,103	382,314,025	342,134,614

End of period†	$514,636,966	$583,349,964	$1,906,726,429	$1,949,510,871	$390,082,464	$382,314,025

† Includes accumulated undistributed net investment income (loss)	$12,416,832	$7,177,053	$67,361,857	$44,289,290	$(537,497)	$—

See Notes to Financial Statements

523

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Growth Index††	SA Large Cap Index		SA Large Cap Value Index††
	For the period May 1, 2018@ through July 31, 2018 (unaudited)	For the six months ended January 31, 2018 (unaudited)	For the year ended January 31, 2018	For the period May 1, 2018@ through July 31, 2018 (unaudited)
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$583,787	$16,637,891	$31,065,433	$1,412,460
Net realized gain (loss) on investments and foreign currencies	246,061	15,164,215	35,354,166	201,348
Net unrealized gain (loss) on investments and foreign currencies	14,451,805	(28,010,392)	378,538,537	10,525,827

Net increase (decrease) in net assets resulting from operations	15,281,653	3,791,714	444,958,136	12,139,635

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(29,539,231)	—
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	—	—	—	—
Net realized gain on securities — Class 1	—	—	(21,689,902)	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	—	(51,229,133)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	212,208,236	(124,547,804)	71,957,655	233,640,965

TOTAL INCREASE (DECREASE) IN NET ASSETS	227,489,889	(120,756,090)	465,686,658	245,780,600

NET ASSETS:
Beginning of period	—	2,175,275,504	1,709,588,846	—

End of period†	$227,489,889	$2,054,519,414	$2,175,275,504	$245,780,600

† Includes accumulated undistributed net investment income (loss)	$583,787	$47,703,325	$31,065,434	$1,412,460

†† See Note 1
@	Commencement of operations

See Notes to Financial Statements

524

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Legg Mason BW Large Cap Value		SA Legg Mason Tactical Opportunities		SA MFS Blue Chip Growth
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the period October 6, 2017@ through January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,471,771	$23,118,577	$167,843	$26,541	$1,511,047	$2,469,753
Net realized gain (loss) on investments and foreign currencies	58,768,562	118,637,540	34,275	11,991	49,249,136	51,910,031
Net unrealized gain (loss) on investments and foreign currencies	(103,824,035)	199,245,050	(138,712)	723,389	(44,699,513)	108,138,340

Net increase (decrease) in net assets resulting from operations	(33,583,702)	341,001,167	63,406	761,921	6,060,670	162,518,124

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(15,550,001)	—	(459)	—	(3,124,263)
Net investment income — Class 2	—	(821,683)	—	—	—	(18,526)
Net investment income — Class 3	—	(8,380,514)	—	(39,865)	—	(587,406)
Net realized gain on securities — Class 1	—	(30,316,936)	—	—	—	(9,553,988)
Net realized gain on securities — Class 2	—	(1,754,379)	—	—	—	(72,164)
Net realized gain on securities — Class 3	—	(18,912,546)	—	—	—	(2,648,328)

Total distributions to shareholders	—	(75,736,059)	—	(40,324)	—	(16,004,675)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(95,311,952)	(146,052,298)	11,632,529	13,821,270	(23,131,573)	32,003,363

TOTAL INCREASE (DECREASE) IN NET ASSETS	(128,895,654)	119,212,810	11,695,935	14,542,867	(17,070,903)	178,516,812

NET ASSETS:
Beginning of period	1,601,674,744	1,482,461,934	14,542,867	—	691,897,967	513,381,155

End of period†	$1,472,779,090	$1,601,674,744	$26,238,802	$14,542,867	$674,827,064	$691,897,967

† Includes accumulated undistributed net investment income (loss)	$34,563,659	$23,091,888	$157,502	$(10,341)	$3,982,194	$2,471,147

@	Commencement of operations

See Notes to Financial Statements

525

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Massachusetts Investors Trust		SA MFS Telecom Utility		SA MFS Total Return
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,905,469	$7,438,747	$656,257	$967,352	$4,981,537	$9,086,342
Net realized gain (loss) on investments and foreign currencies	86,460,400	90,887,753	1,073,498	774,080	7,482,403	30,200,357
Net unrealized gain (loss) on investments and foreign currencies	(94,223,101)	175,318,890	(285,050)	3,645,520	(23,758,816)	29,232,539

Net increase (decrease) in net assets resulting from operations	(2,857,232)	273,645,390	1,444,705	5,386,952	(11,294,876)	68,519,238

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(7,490,676)	—	(422,700)	—	(4,692,036)
Net investment income — Class 2	—	(80,678)	—	(43,193)	—	(671,062)
Net investment income — Class 3	—	(3,240,990)	—	(636,918)	—	(7,246,503)
Net realized gain on securities — Class 1	—	(18,556,705)	—	(155,360)	—	(10,167,337)
Net realized gain on securities — Class 2	—	(233,792)	—	(16,953)	—	(1,555,747)
Net realized gain on securities — Class 3	—	(10,395,080)	—	(258,430)	—	(17,361,932)

Total distributions to shareholders	—	(39,997,921)	—	(1,533,554)	—	(41,694,617)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(131,066,959)	(101,339,819)	(3,374,706)	(4,970,330)	(23,098,640)	(6,775,022)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,924,191)	132,307,650	(1,930,001)	(1,116,932)	(34,393,516)	20,049,599

NET ASSETS:
Beginning of period	1,224,021,222	1,091,713,572	43,628,035	44,744,967	554,675,838	534,626,239

End of period†	$1,090,097,031	$1,224,021,222	$41,698,034	$43,628,035	$520,282,322	$554,675,838

† Includes accumulated undistributed net investment income (loss)	$8,337,978	$3,432,509	$1,074,683	$418,426	$14,233,962	$9,252,425

See Notes to Financial Statements

526

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Mid Cap Index		SA Morgan Stanley International Equities		SA Oppenheimer Main Street Large Cap
	For the six months ended July 31, 2018 (unaudited)	For the period February 6, 2017@ through January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,033,297	$1,394,551	$8,110,141	$6,761,822	$2,464,813	$4,484,553
Net realized gain (loss) on investments and foreign currencies	5,969,780	1,179,525	13,612,769	21,549,009	29,410,253	26,132,689
Net unrealized gain (loss) on investments and foreign currencies	(2,794,663)	19,018,681	(46,682,233)	88,332,438	(38,503,715)	48,537,407

Net increase (decrease) in net assets resulting from operations	4,208,414	21,592,757	(24,959,323)	116,643,269	(6,628,649)	79,154,649

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,358,989)	—	(4,130,347)	—	(3,559,948)
Net investment income — Class 2	—	—	—	(117,165)	—	(36,650)
Net investment income — Class 3	—	(1,757)	—	(1,463,267)	—	(820,958)
Net realized gain on securities — Class 1	—	(1,149,226)	—	—	—	(8,240,799)
Net realized gain on securities — Class 2	—	—	—	—	—	(102,443)
Net realized gain on securities — Class 3	—	(1,985)	—	—	—	(2,412,800)

Total distributions to shareholders	—	(2,511,957)	—	(5,710,779)	—	(15,173,598)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	39,447,272	156,396,376	(58,215,409)	16,604,027	(33,383,217)	11,663,779

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,655,686	175,477,176	(83,174,732)	127,536,517	(40,011,866)	75,644,830

NET ASSETS:
Beginning of period	175,477,176	—	590,659,053	463,122,536	476,626,864	400,982,034

End of period†	$219,132,862	$175,477,176	$507,484,321	$590,659,053	$436,614,998	$476,626,864

† Includes accumulated undistributed net investment income (loss)	$1,067,303	$34,006	$15,334,869	$7,224,728	$5,705,417	$3,240,604

@	Commencement of operations

See Notes to Financial Statements

527

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA PIMCO VCP Total Tactical Return Balanced		SA PineBridge High-Yield Bond		SA Putnam International Growth and Income
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,391,688	$5,039,537	$9,871,161	$22,487,819	$5,160,416	$6,687,202
Net realized gain (loss) on investments and foreign currencies	26,122,949	153,654,934	(528,625)	23,128,476	9,864,609	14,867,121
Net unrealized gain (loss) on investments and foreign currencies	(62,987,706)	56,397,302	(8,519,404)	(14,069,478)	(36,851,029)	59,316,604

Net increase (decrease) in net assets resulting from operations	(30,473,069)	215,091,773	823,132	31,546,817	(21,826,004)	80,870,927

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(269)	—	(16,545,044)	—	(2,888,400)
Net investment income — Class 2	—	—	—	(887,189)	—	(79,535)
Net investment income — Class 3	—	(2,193,741)	—	(15,705,790)	—	(1,719,144)
Net realized gain on securities — Class 1	—	(5,404)	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(61,202,252)	—	—	—	—

Total distributions to shareholders	—	(63,401,666)	—	(33,138,023)	—	(4,687,079)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(10,452,299)	142,996,003	(32,243,913)	(109,777,219)	(36,590,432)	(79,592,907)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,925,368)	294,686,110	(31,420,781)	(111,368,425)	(58,416,436)	(3,409,059)

NET ASSETS:
Beginning of period	1,364,738,018	1,070,051,908	377,613,784	488,982,209	337,557,121	340,966,180

End of period†	$1,323,812,650	$1,364,738,018	$346,193,003	$377,613,784	$279,140,685	$337,557,121

† Includes accumulated undistributed net investment income (loss)	$28,936,078	$22,544,390	$32,191,572	$22,320,411	$11,939,739	$6,779,323

See Notes to Financial Statements

528

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Schroders VCP Global Allocation		SA Small Cap Index		SA T. Rowe Price Asset Allocation Growth
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the period February 6, 2017@ through January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the period October 6, 2017@ through January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,941,051	$5,772,387	$706,301	$876,453	$269,971	$19,513
Net realized gain (loss) on investments and foreign currencies	10,294,372	44,359,905	7,410,602	1,402,236	58,899	14,253
Net unrealized gain (loss) on investments and foreign currencies	(31,753,679)	27,880,823	3,193,168	16,772,039	193,038	1,029,628

Net increase (decrease) in net assets resulting from operations	(16,518,256)	78,013,115	11,310,071	19,050,728	521,908	1,063,394

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(1,003,103)	—	(323)
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	(757)	—	(37,889)
Net realized gain on securities — Class 1	—	(1,195)	—	(1,021,442)	—	(24)
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(6,187,420)	—	(1,151)	—	(3,333)

Total distributions to shareholders	—	(6,188,615)	—	(2,026,453)	—	(41,569)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	8,592,320	146,421,882	40,546,067	153,069,874	43,773,200	19,847,231

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,925,936)	218,246,382	51,856,138	170,094,149	44,295,108	20,869,056

NET ASSETS:
Beginning of period	625,857,527	407,611,145	170,094,149	—	20,869,056	—

End of period†	$617,931,591	$625,857,527	$221,950,287	$170,094,149	$65,164,164	$20,869,056

† Includes accumulated undistributed net investment income (loss)	$14,700,516	$9,759,465	$702,596	$(3,705)	$267,900	$(2,071)

@	Commencement of operations

See Notes to Financial Statements

529

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price VCP Balanced		SA Templeton Foreign Value††		SA VCP Dynamic Allocation
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,434,210	$9,487,577	$15,854,227	$18,379,452	$(3,850,951)	$141,001,032
Net realized gain (loss) on investments and foreign currencies	24,714,123	54,065,673	43,216,246	59,346,492	81,876,873	1,019,645,133
Net unrealized gain (loss) on investments and foreign currencies	(58,436,807)	134,805,565	(126,301,113)	132,665,820	(515,133,717)	1,372,170,706

Net increase (decrease) in net assets resulting from operations	(23,288,474)	198,358,815	(67,230,640)	210,391,764	(437,107,795)	2,532,816,871

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(82)	—	(12,933,643)	—	(1,705)
Net investment income — Class 2	—	—	—	(335,261)	—	—
Net investment income — Class 3	—	(315,214)	—	(13,171,778)	—	(131,551,990)
Net realized gain on securities — Class 1	—	(373)	—	—	—	(3,012)
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(3,541,827)	—	—	—	(249,764,454)

Total distributions to shareholders	—	(3,857,496)	—	(26,440,682)	—	(381,321,161)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	129,708,583	387,995,610	(164,806,003)	(187,362,728)	(446,574,918)	(418,903,066)

TOTAL INCREASE (DECREASE) IN NET ASSETS	106,420,109	582,496,929	(232,036,643)	(3,411,646)	(883,682,713)	1,732,592,644

NET ASSETS:
Beginning of period	1,268,854,759	686,357,830	1,096,657,819	1,100,069,465	13,064,835,387	11,332,242,743

End of period†	$1,375,274,868	$1,268,854,759	$864,621,176	$1,096,657,819	$12,181,152,674	$13,064,835,387

† Includes accumulated undistributed net investment income (loss)	$20,320,599	$9,886,389	$33,116,554	$17,262,327	$165,176,925	$169,027,876

†† SeeNote 1

See	Notes to Financial Statements

530

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Strategy		SA VCP Index Allocation		SA WellsCap Aggressive Growth
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the period October 6, 2017@ through January 31, 2018	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,341,795)	$74,557,721	$(48,152)	$31,480	$(210,733)	$(512,353)
Net realized gain (loss) on investments and foreign currencies	(14,099,294)	444,519,644	749,782	110,977	5,555,997	17,647,712
Net unrealized gain (loss) on investments and foreign currencies	(221,705,944)	759,280,391	438,980	1,126,070	(3,076,294)	11,020,743

Net increase (decrease) in net assets resulting from operations	(238,147,033)	1,278,357,756	1,140,610	1,268,527	2,268,970	28,156,102

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,659)	—	(389)	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(68,675,992)	—	(47,676)	—	—
Net realized gain on securities — Class 1	—	(2,930)	—	(142)	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(130,717,810)	—	(20,173)	—	—

Total distributions to shareholders	—	(199,398,391)	—	(68,380)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(251,259,138)	(255,329,814)	67,613,824	22,957,039	533,585	(10,828,161)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(489,406,171)	823,629,551	68,754,434	24,157,186	2,802,555	17,327,941

NET ASSETS:
Beginning of period	6,972,022,789	6,148,393,238	24,157,186	—	109,938,138	92,610,197

End of period†	$6,482,616,618	$6,972,022,789	$92,911,620	$24,157,186	$112,740,693	$109,938,138

† Includes accumulated undistributed net investment income (loss)	$99,156,204	$101,497,999	$(46,260)	$1,892	$(289,652)	$(78,919)

@	Commencement of operations

See Notes to Financial Statements

531

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA WellsCap Fundamental Growth
	For the six months ended July 31, 2018 (unaudited)	For the year ended January 31, 2018
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(187,273)	$(476,580)
Net realized gain (loss) on investments and foreign currencies	13,450,876	22,364,155
Net unrealized gain (loss) on investments and foreign currencies	(6,061,548)	30,798,390

Net increase (decrease) in net assets resulting from operations	7,202,055	52,685,965

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(205,784)
Net investment income — Class 2	—	(3,208)
Net investment income — Class 3	—	(14,691)
Net realized gain on securities — Class 1	—	(3,960,159)
Net realized gain on securities — Class 2	—	(132,342)
Net realized gain on securities — Class 3	—	(3,423,318)

Total distributions to shareholders	—	(7,739,502)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(22,899,286)	(19,211,020)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,697,231)	25,735,443

NET ASSETS:
Beginning of period	166,479,374	140,743,931

End of period†	$150,782,143	$166,479,374

† Includes accumulated undistributed net investment income (loss)	$(323,373)	$(136,100)

See Notes to Financial Statements

532

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2018 (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, fifty-six of which are included in this report. The five Portfolios of the Trust not included in this report are the SA American Funds® Asset Allocation Portfolio, SA American Funds® Global Growth Portfolio, SA American Funds® Growth Portfolio, SA American Funds® Growth-Income Portfolio and SA American Funds® VCP Managed Asset Allocation Portfolio (collectively, the “Feeder Funds”). The Feeder Funds attempt to achieve their investment goals by investing all or substantially all of their assets in shares of another mutual fund (“Master Fund”) advised by Capital Research and Management Company. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”). AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective May 1, 2018, the SA Emerging Markets Equity Index Portfolio, SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio, SA Large Cap Growth Index Portfolio and SA Large Cap Value Index Portfolio commenced operations.

Effective May 1, 2018, the names of the SA Pyramis Real Estate Portfolio, SA JPMorgan Balanced and SA Franklin Foreign Value Portfolio were changed to SA Fidelity Institutional AMSM Portfolio, SA JPMorgan Diversified Balanced Portfolio and SA Templeton Foreign Value Portfolio, respectively.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Boston Company Capital Growth Portfolio seeks capital appreciation. Its strategy is to invest in equity investments.

The SA Columbia Technology Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of net assets in bonds.

The SA Dogs of Wall Street Portfolio seeks total return (including capital appreciation and current income). Its strategy is to invest in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

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The SA Emerging Market Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

The SA Federated Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The SA Fidelity Institutional AMSM Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/ Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

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The SA Invesco VCP Equity-Income Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility. Its strategy is to invest, under normal circumstances, at least 65% of its net assets in income-producing equity securities.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depository receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Legg Mason Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Telecom Utility Portfolio seeks total return. Its strategy is to invest, under normal circumstances, at least 80% of net assets in securities of utility companies.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest primarily in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities that may include convertible securities.

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The SA Oppenheimer Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offer a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% of its net assets to equity exposure and approximately 40% of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA Templeton Foreign Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA WellsCap Aggressive Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

The SA WellsCap Fundamental Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies

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under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2018, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

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Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Invesco VCP Equity-Income, SA JPMorgan Diversified Balanced, SA MFS Telecom Utility, SA Morgan Stanley International Equities, SA Putnam International Growth and Income and SA Schroders VCP Global Allocation Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures:    During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S.

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investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan Emerging Markets and the SA JPMorgan MFS Core Bond Portfolios used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA Legg Mason Tactical Opportunities, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options:    During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP-Equity Income, SA JPMorgan MFS Core Bond, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract

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(“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used credit default swaps to passively replicate exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index

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is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the SA PIMCO VCP Tactical Balanced Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps, a type of total return swaps, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

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Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination.Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of July 31, 2018, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended July 31, 2018. For a detailed presentation of derivatives held as of July 31, 2018, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Foreign Forward Exchange Contracts(4)	Total
SA BlackRock VCP Global Multi Asset	$231,250	$—	$—	$605,658	$—	$2,443,600	$—	$—	$—	$399,102	$3,679,610
SA Emerging Markets Equity Index	—	—	—	42,400	—	—	—	—	—	—	42,400
SA Federated Corporate Bond	—	—	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	179,851	818,297	94,264	—	—	—	70,627	—	—	1,937,386	3,100,425
SA Goldman Sachs Multi-Asset Insights	6,014	—	—	11,015	—	—	—	—	—	—	17,029
SA International Index	—	—	—	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	300,935	—	3,498,070	—	—	—	519,574	4,318,579
SA JPMorgan Diversified Balanced	61,995	—	—	326,362	—	—	—	—	—	—	388,357
SA JPMorgan Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	48,703	—	18,914	—	—	—	—	—	—	—	67,617
SA Large Cap Growth Index	—	—	—	2,085	—	—	—	—	—	—	2,085
SA Large Cap Index	—	—	—	62,550	—	—	—	—	—	—	62,550
SA Large Cap Value Index	—	—	—	2,780	—	—	—	—	—	—	2,780
SA Legg Mason Tactical Opportunities	—	—	—	6,085	—	—	—	—	—	—	6,085
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	8,518	8,518
SA Mid Cap Index	—	—	—	60,520	—	—	—	—	—	—	60,520
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	23,394	2,652,007	3,173,262	4,868,474	787,011	6,603,800	99,841	—	—	227,044	18,434,833
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	221,759	221,759
SA Schroders VCP Global Allocation	33,195	—	—	731,800	—	344,150	—	—	—	305,832	1,414,977
SA Small Cap Index	—	—	—	475,020	—	—	—	—	—	—	475,020
SA T. Rowe Price VCP Balanced	—	—	—	1,157,175	—	439,875	—	—	—	—	1,597,050
SA VCP Dynamic Allocation	—	—	—	33,798,308	—	48,092,705	—	—	—	—	81,891,013
SA VCP Dynamic Strategy	—	—	—	15,519,848	—	25,604,285	—	—	—	—	41,124,133
SA VCP Index Allocation	—	—	—	177,120	—	184,710	—	—	—	—	361,830

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	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Foreign Forward Exchange Contracts(7)	Total
SA BlackRock VCP Global Multi Asset	$189,375	$—	$—	$205,074	$—	$—	$—	$—	$—	$137,896	$532,345
SA Emerging Markets Equity Index	—	—	—	—	—	—	—	—	—	—	—
SA Federated Corporate Bond	—	—	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	21,108	825,169	95,410	—	—	—	512,622	—	—	2,718,065	4,172,374
SA Goldman Sachs Multi-Asset Insights	—	—	—	560	—	—	438	—	—	—	998
SA International Index	—	—	—	3,660	—	—	—	—	—	—	3,660
SA Invesco VCP Equity-Income	—	—	—	—	—	—	—	—	—	129,046	129,046
SA JPMorgan Diversified Balanced	16,827	—	—	48,493	—	—	—	—	—	—	65,320
SA JPMorgan Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	40,000	—	—	—	—	—	—	—	—	—	40,000
SA Large Cap Growth Index	—	—	—	—	—	—	—	—	—	—	—
SA Large Cap Index	—	—	—	—	—	—	—	—	—	—	—
SA Large Cap Value Index	—	—	—	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	281	—	—	—	—	—	—	—	—	—	281
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	27,561	27,561
SA Mid Cap Index	—	—	—	—	—	—	—	—	—	—	—
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	44,862	382,797	4,675,474	—	871,749	—	—	—	—	300,501	6,275,383
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	951,618	951,618
SA Schroders VCP Global Allocation	244,269	—	—	241,609	—	—	—	—	—	444,354	930,232
SA Small Cap Index	—	—	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	96,672	—	—	19,340	—	—	—	—	—	—	116,012
SA VCP Dynamic Allocation	—	—	—	—	—	30,547,991	—	—	—	—	30,547,991
SA VCP Dynamic Strategy	—	—	—	—	—	16,263,579	—	—	—	—	16,263,579
SA VCP Index Allocation	8,211	—	—	1,080	—	—	—	—	—	—	9,291

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

544

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$1,933,035	SA Legg Mason Tactical Opportunities	$15,252
SA Emerging Markets Equity Index	(263,080)	SA MFS Telecom Utility	—
SA Federated Corporate Bond	—	SA Mid Cap Index	(31,421)
SA Goldman Sachs Global Bond	(348,754)	SA Morgan Stanley International Equities	—
SA Goldman Sachs Multi-Asset Insights	(4,686)	SA PIMCO VCP Tactical Balanced	14,505,646
SA International Index	(4,583)	SA Putnam International Growth and Income	—
SA Invesco VCP Equity-Income	889,815	SA Schroders VCP Global Allocation	1,658,894
SA JPMorgan Diversified Balanced	(219,475)	SA Small Cap Index Portfolio	(183,505)
SA JPMorgan Emerging Markets	—	SA T. Rowe Price VCP Balanced	2,540,819
SA JPMorgan MFS Core Bond	(178,206)	SA VCP Dynamic Allocation	79,438,592
SA Large Cap Growth Index	7,659	SA VCP Dynamic Strategy	36,244,405
SA Large Cap Index	155,076	SA VCP Index Allocation	188,439
SA Large Cap Value Index	10,212

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Options*	Futures Contracts(1)	Options*	Foreign Forward Exchange Contracts(3)	Total
SA BlackRock VCP Global Multi Asset	$(4,223,602)	$—	$—	$4,844,979	$—	$80,001	$—	$—	$—	$—	$1,414,262	$2,115,640
SA Emerging Markets Equity Index	—	—	—	(1,592,323)	—	—	—	—	—	—	—	(1,592,323)
SA Federated Corporate Bond	189,035	—	—	—	—	—	—	—	—	—	—	189,035
SA Goldman Sachs Global Bond	(67,512)	308,502	—	—	—	—	(122,371)	—	—	—	(3,107,973)	(2,989,354)
SA Goldman Sachs Multi-Asset Insights	(217,168)	—	—	117,401	—	—	15,898	—	—	—	—	(83,869)
SA International Index	—	—	—	(749,462)	—	—	—	—	—	—	—	(749,462)
SA Invesco VCP Equity-Income	—	—	—	(43,489)	—	(344,161)	—	—	—	—	4,663,875	4,276,225
SA JPMorgan Diversified Balanced	(29,031)	—	—	897,195	—	—	—	—	—	—	(187,232)	680,932
SA JPMorgan Emerging Markets	—	—	—	6,347	—	—	—	—	—	—	—	6,347
SA JPMorgan MFS Core Bond	301,598	—	—	—	—	—	—	—	—	—	—	301,598
SA Large Cap Growth Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Large Cap Index	—	—	—	232,080	—	—	—	—	—	—	—	232,080
SA Large Cap Value Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	10,941	—	—	6,597	—	—	—	—	—	—	—	17,538
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	—	316,801	316,801
SA Mid Cap Index	—	—	—	581,641	—	—	—	—	—	—	—	581,641
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	—	(1,121,451)	(1,121,451)
SA PIMCO VCP Tactical Balanced	(937,400)	6,604,710	255,527	28,065,557	2,537,843	(2,398,404)	(19,641)	—	—	38,169	(168,895)	33,977,466
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	622,158	622,158
SA Schroders VCP Global Allocation	(486,080)	—	—	(84,473)	—	(2,030,522)	—	—	—	—	(716,275)	(3,317,350)
SA Small Cap Index	—	—	—	799,577	—	—	—	—	—	—	—	799,577
SA T. Rowe Price VCP Balanced	3,210,412	—	—	8,698,507	—	(5,598,931)	—	(35,200)	—	—	—	6,274,788
SA VCP Dynamic Allocation	—	—	—	(206,715,301)	—	116,864,612	—	—	—	—	—	(89,850,689)
SA VCP Dynamic Strategy	—	—	—	(133,264,238)	—	64,532,931	—	—	—	—	—	(68,731,307)
SA VCP Index Allocation	65,467	—	—	600,586	—	(75,317)	—	—	—	—	—	590,736

545

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(4)	Options*	Futures Contracts(4)	Swap Contracts(4)	Options*	Swap Contracts(4)	Options*	Futures Contracts(4)	Options*	Foreign Forward Exchange Contracts(6)	Total
SA BlackRock VCP Global Multi Asset	$3,208,022	$—	$—	$(6,311,603)	$—	$275,793	$—	$—	$—	$—	$735,997	$(2,091,791)
SA Emerging Markets Equity Index	—	—	—	(263,080)	—	—	—	—	—	—	—	(263,080)
SA Federated Corporate Bond	(162,455)	—	—	—	—	—	—	—	—	—	—	(162,455)
SA Goldman Sachs Global Bond	700,202	156,159	2,354		—	—	470,742	—	—	—	(1,815,731)	(486,274)
SA Goldman Sachs Multi-Asset Insights	162,441	—	—	(252,408)	—	—	(35,325)	—	—	—	—	(125,292)
SA International Index	—	—	—	(322,451)	—	—	—	—	—	—	—	(322,451)
SA Invesco VCP Equity-Income	—	—	—	(1,580,561)	—	(4,125,260)	—	—	—	—	2,263,423	(3,442,398)
SA JPMorgan Diversified Balanced	72,361	—	—	(329,458)	—	—	—	—	—	—	—	(257,097)
SA JPMorgan Emerging Markets	—	—	—	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	(677,749)	—	(235,937)	—	—	—	—	—	—	—	—	(913,686)
SA Large Cap Growth Index	—	—	—	7,659	—	—	—	—	—	—	—	7,659
SA Large Cap Index	—	—	—	(1,922,174)	—	—	—	—	—	—	—	(1,922,174)
SA Large Cap Value Index	—	—	—	10,212	—	—	—	—	—	—	—	10,212
SA Legg Mason Tactical Opportunities	(6,035)	—	—	(13,888)	—	—	—	—	—	—	—	(19,923)
SA MFS Telecom Utility	—	—	—	—	—	—	—	—	—	—	174,283	174,283
SA Mid Cap Index	—	—	—	(48,379)	—	—	—	—	—	—	—	(48,379)
SA Morgan Stanley International Equities	—	—	—	—	—	—	—	—	—	—	1,349,409	1,349,409
SA PIMCO VCP Tactical Balanced	1,929,827	(4,276,653)	(321,445)	(41,844,712)	(14,884,250)	420,504	64,117	—	—	43,992	490,306	(58,378,314)
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	(1,626,498)	(1,626,498)
SA Schroders VCP Global Allocation	(226,863)	—	—	(3,956,526)	—	(126,490)	—	—	—	—	(1,086,489)	(5,396,368)
SA Small Cap Index	—	—	—	(237,251)	—	—	—	—	—	—	—	(237,251)
SA T. Rowe Price VCP Balanced	(1,989,437)	—	—	(14,447,485)	—	(216,074)	—	2,842	—	—	—	(16,650,154)
SA VCP Dynamic Allocation	—	—	—	(257,873,713)	—	(26,532,553)	—	—	—	—	—	(284,406,266)
SA VCP Dynamic Strategy	—	—	—	(108,036,180)	—	(15,323,518)	—	—	—	—	—	(123,359,698)
SA VCP Index Allocation	(23,692)	—	—	(255,841)	—	(51,121)	—	—	—	—	—	(330,654)

*	Includes amounts relating to purchased and written call and put options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Credit Contracts		Foreign Exchange Contracts
	Options Purchased(2)	Options Written(1)	Options Purchased(2)	Options Written(1)	Options Purchased(2)	Options Written(1)	Options Written(1)
SA BlackRock VCP Global Multi Asset	$—	$—	$80,001	$—	$—	$—	$—
SA Goldman Sachs Global Bond	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	(344,161)	—	—	—	—
SA JPMorgan Diversified Balanced	10,216	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	255,527	(2,398,404)	—	—	—	38,169
SA Schroders VCP Global Allocation	—	—	(2,081,882)	51,360	—	—	—
SA T.Rowe Price VCP Balanced	—	—	(5,598,931)	—	(6,400)	(28,800)	—
SA VCP Dynamic Allocation	—	—	19,963,196	96,901,416	—	—	—
SA VCP Dynamic Strategy	—	—	12,647,448	51,885,483	—	—	—
SA VCP Index Allocation	—	—	(75,317)	—	—	—	—

546

	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Credit Contracts		Foreign Exchange Contracts
	Options Purchased(5)	Options Written(4)	Options Purchased(5)	Options Written(4)	Options Purchased(5)	Options Written(4)	Options Written(4)
SA BlackRock VCP Global Multi Asset	$—	$—	$275,793	$—	$—	$—	$—
SA Goldman Sachs Global Bond	(104,770)	107,124	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	(4,125,260)	—	—	—	—
SA JPMorgan Diversified Balanced	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	(235,937)	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	(80,530)	(240,915)	420,504	—	—	—	43,992
SA Schroders VCP Global Allocation	—	—	(126,490)	—	—	—	—
SA T.Rowe Price VCP Balanced	—	—	—	—	1,024	1,818	—
SA VCP Dynamic Allocation	—	—	(27,957,957)	1,425,404	—	—	—
SA VCP Dynamic Strategy	—	—	(15,201,820)	(121,698)	—	—	—
SA VCP Index Allocation	—	—	(51,121)	—	—	—	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts
(2)	Net realized gain (loss) on investments (unaffiliated)
(3)	Net realized foreign exchange gain (loss) on other assets and liabilities
(4)	Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

The following table represents the average monthly balances of derivatives held during the six months ended July 31, 2018.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$443,548,395	$60,380,299	$—	$2,482,994	$—	$—	$—	$—	$—
SA Emerging Markets Equity Index	7,893,620	—	—	—	—	—	—	—	—
SA Federated Corporate Bond	7,017,773	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	235,932,864	517,975,199	47,992	67,529	694,993,254	51,709,513	—	45,505	72,871
SA Goldman Sachs Multi-Asset Insights	8,366,231	—	—	—	—	4,430,000	—	—	—
SA International Index	29,959,709	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	108,130,897	101,007,563	—	4,859,257	—	—	—	—	—
SA JPMorgan Diversified Balanced	86,536,365	—	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	103,064,391	—	—	28,371	—	—	—	—	—
SA Large Cap Growth Index	138,468	—	—	—	—	—	—	—	—
SA Large Cap Index	44,985,439	—	—	—	—	—	—	—	—
SA Large Cap Value Index	184,623	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	588,501	—	—	—	—	—	—	—	—
SA MFS Telecom Utility	—	3,767,286	—	—	—	—	—	—	—
SA Mid Cap Index	12,385,843	—	—	—	—	—	—	—	—
SA Morgan Stanley International Equities	—	25,915,120	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	1,796,289,211	84,988,897	433,377	7,587,923	185,520,084	29,183,333	195,050,764	620,568	2,681,559
SA Putnam International Growth and Income	—	100,371,042	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	342,680,537	127,278,270	—	693,893	—	—	—	—	—
SA Small Cap Index	15,420,969	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	441,939,267	—	202	3,592,756	—	—	—	—	7,911
SA VCP Dynamic Allocation	4,808,156,833	—	—	70,470,442	—	—	—	17,783,296	—
SA VCP Dynamic Strategy	2,042,000,167	—	—	37,724,011	—	—	—	9,439,788	—
SA VCP Index Allocation	23,682,766	—	—	117,071	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

547

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2018. The repurchase agreements held by the Portfolios as of July 31, 2018, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$20,648	$—	$—	$20,648	$66,109	$—	$—	$66,109	$(45,461)	$—	$(45,461)
Citibank N.A.	37,453	—	—	37,453	8,526	—	—	8,526	28,927	—	28,927
Deutsche Bank AG	36,525	—	—	36,525	3,237	—	—	3,237	33,288	—	33,288
JPMorgan Chase Bank	25,553	—	—	25,553	43,665	—	—	43,665	(18,112)	—	(18,112)
Morgan Stanley and Co.	200,470	—	—	200,470	16,359	—	—	16,359	184,111	—	184,111
UBS AG	78,453	—	—	78,453	—	—	—	—	78,453	—	78,453

Total	$399,102	$—	$—	$399,102	$137,896	$—	$—	$137,896	$261,206	$—	$261,206

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$136,836	$—	$—	$136,836	$—	$—	$—	$—	$136,836	$—	$136,836
Citibank N.A.	6,156	—	94,264	100,420	9,084	240,553	95,410	345,047	(244,627)	244,627	—
Deutsche Bank AG	23,228	—	—	23,228	21,796	4,756	—	26,552	(3,324)	—	(3,324)
HSBC Bank PLC	245,705	—	—	245,705	68,109	—	—	68,109	177,596	—	177,596
JPMorgan Chase Bank N.A.	9,503	—	—	9,503	21,854	1,580	—	23,434	(13,931)	—	(13,931)
Morgan Stanley & Co.	1,481,428	—	—	1,481,428	2,579,444	—	—	2,579,444	(1,098,016)	—	(1,098,016)
Morgan Stanley & Co. International PLC	2,135	—	—	2,135	—	233,428	—	233,428	(231,293)	231,293	—
Standard Chartered Bank	32,395	—	—	32,395	17,778	—	—	17,778	14,617	—	14,617

Total	$1,937,386	$—	$94,264	$2,031,650	$2,718,065	$480,317	$95,410	$3,293,792	$(1,262,142)	$475,920	$(786,222)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Invesco VCP Equity-Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$255,405	$—	$—	$255,405	$64,821	$—	$—	$64,821	$190,584	$—	$190,584
State Street Bank and Trust Co.	264,169	—	—	264,169	64,225	—	—	64,225	199,944	—	199,944

Total	$519,574	$—	$—	$519,574	$129,046	$—	$—	$129,046	$390,528	$—	$390,528

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

548

	SA MFS Telecom Utility Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
BNP Paribas SA	11	—	—	11	—	—	—	—	11	—	11
Citibank N.A.	—	—	—	—	27	—	—	27	(27)	—	(27)
Deutsche Bank AG	246	—	—	246	—	—	—	—	246	—	246
HSBC Bank USA, N.A.	136	—	—	136	—	—	—	—	136	—	136
JPMorgan Chase Bank N.A.	3,684	—	—	3,684	—	—	—	—	3,684	—	3,684
Merrill Lynch International	872	—	—	872	27,534	—	—	27,534	(26,662)	—	(26,662)
Morgan Stanley and Co., Inc.	3,565	—	—	3,565	—	—	—	—	3,565	—	3,565
Royal Bank of Scotland PLC	—	—	—	—	—	—	—	—	—	—	—

Total	$8,518	$—	$—	$8,518	$27,561	$—	$—	$27,561	$(19,043)	$—	$(19,043)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$23,919	$—	$—	$23,919	$111,229	$—	$—	$111,229	$(87,310)	$—	$(87,310)
Barclays Bank PLC	71,481	—	—	71,481	25,174	—	—	25,174	46,307	—	46,307
Citibank N.A.	22,217	—	337,780	359,997	146,773	317,155	450,888	914,816	(554,819)	554,819	—
Goldman Sachs Bank USA	109,427	—	1,789,511	1,898,938	17,325	—	2,695,186	2,712,511	(813,573)	813,573	—
Goldman Sachs International	—	—	—	—	—	554,594	—	554,594	(554,594)	—	(554,594)
Merrill Lynch international	—	787,011	—	787,011	—	—	—	—	787,011	—	787,011
HSBC Bank PLC	—	—	—	—	—	—	—	—	—	—	—
JPMorgan Chase Bank N.A.	—	—	—	—	—	—	—	—	—	—	—
Merrill Lynch International	—	—	—	—	—	—	—	—	—	—	—
Morgan Stanley Capital Services LLC	—	—	1,045,971	1,045,971	—	—	1,529,400	1,529,400	(483,429)	—	(483,429)
Royal Bank of Canada	—	—	—	—	—	—	—	—	—	—	—
Royal Bank of Scotland PLC	—	—	—	—	—	—	—	—	—	—	—
Standard Chartered Bank	—	—	—	—	—	—	—	—	—	—	—
State Street Bank London	—	—	—	—	—	—	—	—	—		—
UBS AG London	—	—	—	—	—	—	—	—	—	—	—
Westpac Banking Corp.	—	—	—	—	—	—	—	—	—	—	—

Total	$227,044	$787,011	$3,173,262	$4,187,317	$300,501	$871,749	$4,675,474	$5,847,724	$(1,660,407)	$1,368,392	$(292,015)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$15,895	$—	$—	$15,895	$143,353	$—	$—	$143,353	$(127,458)	$—	$(127,458)
Barclays Bank PLC	—	—	—	—	157,706	—	—	157,706	(157,706)	—	(157,706)
Citibank N.A.	55,858	—	—	55,858	173,885	—	—	173,885	(118,027)	—	(118,027)
Goldman Sachs International	—	—	—	—	21,115	—	—	21,115	(21,115)	—	(21,115)

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	SA Putnam International Growth and Income Portfolio (continued)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
HSBC Bank USA N.A.	$5,640	$—	$—	$5,640	$—	$—	$—	$—	$5,640	$—	$5,640
JPMorgan Chase Bank N.A.	98,182	—	—	98,182	331,643	—	—	331,643	(233,461)	—	(233,461)
State Street Bank and Trust Co.	41,878	—	—	41,878	45,850	—	—	45,850	(3,972)	—	(3,972)
UBS AG	1,410	—	—	1,410	41,790	—	—	41,790	(40,380)	—	(40,380)
Westpac Banking Corp.	2,896	—	—	2,896	36,276	—	—	36,276	(33,380)	—	(33,380)

Total	$221,759	$—	$—	$221,759	$951,618	$—	$—	$951,618	$(729,859)	$—	$(729,859)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$7,810	$—	$—	$7,810	$—	$—	$—	$—	$7,810	$—	$7,810
Citibank N.A.	292,730	—	—	292,730	22,206	—	—	22,206	270,524	—	270,524
Goldman Sachs International	—	—	—	—	39,822	—	—	39,822	(39,822)	—	(39,822)
Morgan Stanley and Co. International PLC	—	—	—	—	109,818	—	—	109,818	(109,818)	—	(109,818)
State Street Bank and Trust Co HK	165	—	—	165	—	—	—	—	165	—	165
State Street Bank London	80	—	—	80	—	—	—	—	80	—	80
UBS AG London	5,047	—	344,150	349,197	272,508	—	—	272,508	76,689	—	76,689

Total	$305,832	$—	$344,150	$649,982	$444,354	$—	$—	$444,354	$205,628	$—	$205,628

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America International New York	$—	$—	$6,367,203	$6,367,203	$—	$—	$4,044,382	$4,044,382	$2,322,821	$—	$2,322,821
Deutsche Bank AG New York	—	—	12,057,044	12,057,044	—	—	7,658,510	7,658,510	4,398,534	—	4,398,534
CitiBank N.A.	—	—	11,921,572	11,921,572	—	—	7,572,460	7,572,460	4,349,112	—	4,349,112
Goldman Sachs	—	—	10,566,848	10,566,848	—	—	6,711,953	6,711,953	3,854,895	—	3,854,895
UBS AG	—	—	7,180,038	7,180,038	—	—	4,560,686	4,560,686	2,619,352	—	2,619,352

Total	$—	$—	$48,092,705	$48,092,705	$—	$—	$30,547,991	$30,547,991	$17,544,714	$—	$17,544,714

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America	$—	$—	$3,386,810	$3,386,810	$—	$—	$2,151,267	$2,151,267	$1,235,543	$—	$1,235,543
Citibank, N.A.	—	—	7,180,037	7,180,037	—	—	4,560,686	4,560,686	2,619,351	—	2,619,351
Deutche Bank AG NY	—	—	6,231,731	6,231,731	—	—	3,958,332	3,958,332	2,273,399	—	2,273,399
Goldman Sachs International	—	—	5,554,369	5,554,369	—	—	3,528,078	3,528,078	2,026,291	—	2,026,291
UBS AG	—	—	3,251,338	3,251,338	—	—	2,065,216	2,065,216	1,186,122	—	1,186,122

Total	$—	$—	$25,604,285	$25,604,285	$—	$—	$16,263,579	$16,263,579	$9,340,706	$—	$9,340,706

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a

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component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    During the period ended July 31, 2018, the SA JPMorgan Diversified Balanced, SA MFS Total Return Bond, SA PIMCO VCP Tactical Balanced and SA T. Rowe Price VCP Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended July 31, 2018, the SA JPMorgan Diversified Balanced, SA MFS Total Return Bond, SA PIMCO VCP Tactical Balanced and SA T. Rowe Price VCP Balanced Portfolios purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA VCP

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Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 — 2016 or expected to be taken in each Portfolio’s 2017 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA Emerging Markets Equity Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Goldman Sachs Multi-Asset Insights, SA Large Cap Growth Index, SA Large Cap Value Index, SA Legg Mason Tactical Opportunities, SA T. Rowe Price Asset Allocation Growth and SA VCP Index Allocation Portfolios are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period.

New Accounting Pronouncements:     In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. The compliance dates for the amendments are effective 30 days after publication in the Federal Register. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

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In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2018
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$5,532,552	$60,993,444	$182,444,876	$158,638	$40,834,294
SA AB Small & Mid Cap Value	1,711,084	65,683,987	124,550,205	6,052,794	50,524,361
SA BlackRock VCP Global Multi Asset	48,476,732	8,846,774	22,239,413	2,428,508	—
SA Boston Company Capital Growth	5,483,391	25,480,065	85,719,942	968,065	3,513,146
SA Columbia Technology	2,101,965	7,990,781	21,622,132	349,271	8,553,514
SA DFA Ultra Short Bond	4,014,262	(5,871,629)	(1,673,547)	765,858	—
SA Dogs of Wall Street	20,287,832	28,983,548	53,052,360	25,641,684	12,208,702
SA Federated Corporate Bond	62,397,082	11,757,155	44,133,332	73,297,935	4,711,450
SA Fidelity Institutional AMSM Real Estate	6,763,776	17,984,813	(5,226,586)	20,063,728	33,736,038
SA Fixed Income Index	5,788,832	(194,766)	(1,645,637)	—	—
SA Fixed Income Intermediate Index	1,151,080	(181,462)	(4,182,366)	—	—
SA Franklin Small Company Value	7,082,884	43,349,127	76,594,444	2,691,144	43,015,672
SA Goldman Sachs Global Bond	16,150,019	(20,099,290)	14,562,927	12,423,778	—
SA Goldman Sachs Multi-Asset Insights	169,976	68,867	359,272	39,018	20,589
SA Index Allocation 60/40	6,351	582	1,925,327	322,845	65,335
SA Index Allocation 80/20	11,357	2,392	6,125,887	854,720	204,900
SA Index Allocation 90/10	21,800	6,242	18,224,531	2,448,835	571,500
SA International Index	997,568	198,968	56,655,019	8,141,588	—
SA Invesco Growth Opportunities	4,936,245	28,241,255	64,696,638	—	9,671,009
SA Invesco VCP Equity-Income	11,059,545	9,283,866	248,539,479	12,212,900	—
SA Janus Focused Growth	4,377,064	23,123,429	92,369,665	—	24,395,086
SA JPMorgan Diversified Balanced	7,284,826	12,897,104	29,222,630	5,229,939	10,333,883
SA JPMorgan Emerging Markets	5,636,117	(63,100,669)	116,106,508	5,927,642	—
SA JPMorgan Equity-Income	22,069,348	66,492,378	328,632,134	24,386,264	55,419,843
SA JPMorgan Global Equities	23,350,904	52,165,581	123,740,940	9,600,325	—
SA JPMorgan MFS Core Bond	44,289,290	(22,207,968)	(22,257,223)	43,690,378	—
SA JPMorgan Mid-Cap Growth	9,841,175	35,968,882	85,915,533	—	20,365,675
SA Large Cap Index	48,438,399	19,927,228	680,851,082	34,261,878	16,967,255
SA Legg Mason BW Large Cap Value	28,061,881	113,559,246	391,074,947	24,752,198	50,983,861
SA Legg Mason Tactical Opportunities	29,647	28,091	670,692	40,324	—
SA MFS Blue Chip Growth	7,035,819	47,343,224	175,920,171	3,730,195	12,274,480
SA MFS Massachusetts Investors Trust	8,038,233	89,176,697	394,990,379	10,812,344	29,185,577
SA MFS Telecom Utility	445,020	1,066,851	4,246,567	1,102,811	430,743
SA MFS Total Return	11,213,395	27,305,272	99,470,474	13,953,559	27,741,058
SA Mid Cap Index	124,233	14,793	18,941,837	2,454,493	57,464
SA Morgan Stanley International Equities	5,898,006	11,751,803	84,832,697	5,710,779	—
SA Oppenheimer Main Street Large Cap	8,117,776	21,798,357	96,356,933	6,130,459	9,043,139
SA PIMCO VCP Tactical Balanced	121,727,956	96,497,216	(7,266,646)	32,010,509	31,391,157
SA PineBridge High-Yield Bond	22,487,819	(17,349,185)	3,481,940	33,138,023	—
SA Putnam International Growth and Income	8,153,059	—	65,583,748	4,687,079	—
SA Schroders VCP Global Allocation	38,928,799	17,791,305	23,634,594	3,590,578	2,598,037
SA Small Cap Index	276,648	42,681	16,705,010	2,002,094	24,359
SA T Rowe Price Asset Allocation Growth	25,512	2,561	1,001,114	41,569	—

554

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2018
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA T Rowe Price VCP Balanced	$57,378,210	$37,590,483	$140,113,149	$3,563,580	$293,916
SA Templeton Foreign Value	20,157,682	(20,992,064)	215,982,676	26,440,682	—
SA VCP Dynamic Allocation	670,467,110	807,259,884	1,257,946,454	235,374,611	145,946,550
SA VCP Dynamic Strategy	270,271,376	392,568,325	657,498,636	91,729,355	107,669,036
SA VCP Index Allocation	213,047	305,121	692,530	56,198	12,182
SAWellsCap Aggressive Growth	2,316,807	14,265,926	27,933,090	—	—
SA WellsCap Fundamental Growth	3,100,595	18,520,117	49,781,577	223,683	7,515,819

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2018, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards which are available to offset future capital gains, if any:

Portfolio	Unlimited†
	ST	LT
SA AB Growth	$—	$—
SA AB Small & Mid Cap Value	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA Boston Company Capital Growth	—	—
SA Columbia Technology	—	—
SA DFA Ultra Short Bond	550,931	5,320,698
SA Dogs of Wall Street	—	—
SA Federated Corporate Bond	—	—
SA Fidelity Institutional AMSM Real Estate	—	—
SA Fixed Income Index	194,766	—
SA Fixed Income Intermediate Index	181,462	—
SA Franklin Small Company Value	—	—
SA Goldman Sachs Global Bond	10,285,226	9,814,064
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	—	—
SA Invesco Growth Opportunities	—	—
SA Invesco VCP Equity-Income	—	—
SA Janus Focused Growth	—	—
SA JPMorgan Diversified Balanced	—	—
SA JPMorgan Emerging Markets	38,968,254	24,132,415
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	—	—
SA JPMorgan MFS Core Bond	11,122,670	11,085,298
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Index	—	—
SA Legg Mason BW Large Cap Value	—	—
SA Legg Mason Tactical Opportunities	—	—
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts Investors Trust	—	—
SA MFS Telecom Utility	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	—	—
SA Oppenheimer Main Street Large Cap	—	—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High-Yield Bond	—	17,349,185
SA Putnam International Growth and Income	—	—
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—

555

Portfolio	Unlimited†
	ST	LT
SA T Rowe Price Asset Allocation Growth	$—	$—
SA T Rowe Price VCP Balanced	—	—
SA Templeton Foreign Value	4,924,333	16,067,731
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—
SAWellsCap Aggressive Growth	—	—
SA WellsCap Fundamental Growth	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended January 31, 2018.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
SA AB Growth	$—	$—
SA AB Small & Mid Cap Value	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA Boston Company Capital Growth	—	—
SA Columbia Technology	—	—
SA DFA Ultra Short Bond	—	70,311
SA Dogs of Wall Street	—	—
SA Federated Corporate Bond	—	—
SA Fidelity Institutional AMSM Real Estate	—	—
SA Fixed Income Index	—	—
SA Fixed Income Intermediate Index	—	—
SA Franklin Small Company Value	—	—
SA Goldman Sachs Global Bond	—	—
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	—	—
SA Invesco Growth Opportunities	—	—
SA Invesco VCP Equity-Income	17,568,935	—
SA Janus Focused Growth	—	—
SA JPMorgan Diversified Balanced	—	—
SA JPMorgan Emerging Markets	44,543,911	7,578,922
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	3,574,100	—
SA JPMorgan MFS Core Bond	209,818	—
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Index	—	—
SA Legg Mason BW Large Cap Value	—	—
SA Legg Mason Tactical Opportunities	—	—
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts Investors Trust	—	—
SA MFS Telecom Utility	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	9,453,666	—

556

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
SA Oppenheimer Main Street Large Cap	$—	$—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High-Yield Bond	23,068,744	27,610,843
SA Putnam International Growth and Income	15,764,348	114,409,095
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—
SA T Rowe Price Asset Allocation Growth	—	—
SA T Rowe Price VCP Balanced	—	—
SA Templeton Foreign Value	59,549,042	—
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—
SAWellsCap Aggressive Growth	550,176	—
SA WellsCap Fundamental Growth	—	—

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2018, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock VCP Global Multi Asset	—	—	—
SA Boston Company Capital Growth	—	—	—
SA Columbia Technology	63,080	—	—
SA DFA Ultra Short Bond	—	—	—
SA Dogs of Wall Street	—	—	—
SA Federated Corporate Bond	—	—	—
SA Fidelity Institutional AMSM Real Estate	—	—	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin Small Company Value	—	—	—
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—
SA Index Allocation 60/40	11,635	—	—
SA Index Allocation 80/20	28,094	—	—
SA Index Allocation 90/10	76,025	—	—
SA International Index	35,038	—	—
SA Invesco Growth Opportunities	—	—	—
SA Invesco VCP Equity-Income	—	—	—
SA Janus Focused Growth	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Emerging Markets	—	—	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
SA JPMorgan Mid-Cap Growth	—	—	—
SA Large Cap Index	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts Investors Trust	—	—	—
SA MFS Telecom Utility	—	—	—
SA MFS Total Return	—	—	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	—	—	—
SA Oppenheimer Main Street Large Cap	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—

557

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA PineBridge High-Yield Bond	$—	$—	$—
SA Putnam International Growth and Income	—	—	—
SA Schroders VCP Global Allocation	—	—	—
SA Small Cap Index	—	—	—
SA T Rowe Price Asset Allocation Growth	—	—	—
SA T Rowe Price VCP Balanced	—	—	—
SA Templeton Foreign Value	—	—	—
SA VCP Dynamic Allocation	—	—	—
SA VCP Dynamic Strategy	—	—	—
SA VCP Index Allocation	4,478	—	—
SAWellsCap Aggressive Growth	78,919	—	—
SA WellsCap Fundamental Growth	136,100	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities, repurchase agreements, and derivatives, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA AB Growth	$149,627,521	$(2,641,158)	$146,986,363	$493,344,173
SA AB Small & Mid Cap Value	108,248,900	(15,526,959)	92,721,941	488,686,846
SA BlackRock VCP Global Multi Asset	14,908,687	(16,909,268)	(2,000,581)	753,032,863
SA Boston Company Capital Growth	83,557,106	(2,477,905)	81,079,201	294,885,192
SA Columbia Technology	19,328,827	(2,058,560)	17,270,267	59,532,890
SA DFA Ultra Short Bond	51,534	(1,807,257)	(1,755,723)	405,960,219
SA Dogs of Wall Street	40,941,260	(7,910,746)	33,030,514	349,801,762
SA Emerging Markets Equity Index	2,044,479	(4,100,566)	(2,056,087)	83,396,341
SA Federated Corporate Bond	29,290,765	(38,048,624)	(8,757,859)	1,536,588,726
SA Fidelity Institutional AMSM Real Estate	16,834,158	(10,544,952)	6,289,206	277,187,205
SA Fixed Income Index	290,904	(7,930,451)	(7,639,547)	385,077,956
SA Fixed Income Intermediate Index	35,591	(7,182,901)	(7,147,310)	311,074,151
SA Frankin Small Company Value	65,733,178	(5,242,859)	60,490,319	301,141,493
SA Global Index Allocation 60/40	66,663	—	66,663	6,919,833
SA Global Index Allocation 75/25	71,072	—	71,072	7,104,935
SA Global Index Allocation 90/10	300,996	(2,404)	298,592	28,748,121
SA Goldman Sachs Global Bond	10,734,776	(12,955,216)	(2,220,440)	435,363,129
SA Goldman Sachs Multi-Asset Insights	418,061	(179,413)	238,648	16,414,253
SA Index Allocation 60/40	2,135,771	(160,287)	1,975,484	62,040,029
SA Index Allocation 80/20	6,101,400	(168,263)	5,933,137	125,247,032
SA Index Allocation 90/10	17,815,401	(147,575)	17,667,826	344,136,214
SA International Index	41,370,483	(10,608,253)	30,762,230	333,291,795
SA Invesco Growth Opportunities	68,684,353	(8,010,095)	60,674,258	259,765,634
SA Invesco VCP Equity-Income	197,791,695	(28,077,867)	169,713,828	1,408,618,258
SA Janus Focused Growth	97,394,664	(4,676,771)	92,717,893	274,241,650
SA JPMorgan Diversified Balanced	11,041,275	(6,851,083)	4,190,192	261,843,646
SA JPMorgan Emerging Markets	50,553,196	(14,128,425)	36,424,771	245,815,447
SA JPMorgan Equity-Income	279,989,423	(9,963,996)	270,025,427	854,255,185
SA JPMorgan Global Equities	95,537,863	(12,446,503)	83,091,360	431,076,308
SA JPMorgan MFS Core Bond	3,855,474	(57,678,717)	(53,823,243)	1,955,511,346
SA JPMorgan Mid-Cap Growth	79,046,097	(7,012,540)	72,033,557	329,694,382
SA Large Cap Growth Index	16,597,911	(2,146,106)	14,451,805	212,807,108
SA Large Cap Index	700,086,262	(52,113,107)	647,973,155	1,397,402,579
SA Large Cap Value Index	13,459,348	(2,933,521)	10,525,827	235,180,226
SA Legg Mason BW Large Cap Value	297,784,458	(10,437,002)	287,347,456	1,184,406,392
SA Legg Mason Tactical Opportunities	1,102,205	(570,084)	532,121	25,503,510
SA MFS Blue Chip Growth	142,231,774	(11,011,116)	131,220,658	577,092,326
SA MFS Massachusetts Investors Trust	322,772,840	(22,005,562)	300,767,278	789,732,969
SA MFS Telecom Utility	6,564,789	(2,596,238)	3,968,551	37,804,258
SA MFS Total Return	87,407,072	(11,694,569)	75,712,503	444,038,652
SA Mid Cap Index	23,392,379	(7,245,204)	16,147,175	203,046,108

558

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Morgan Stanley International Equities	$58,566,619	$(20,403,620)	$38,162,999	$459,264,743
SA Oppenheimer Main Street Large Cap	66,102,001	(8,245,866)	57,856,135	375,375,589
SA PIMCO VCP Tactical Balanced	(44,417,478)	(26,598,629)	(71,016,107)	1,608,890,872
SA PineBridge High-Yield Bond	4,923,170	(9,960,634)	(5,037,464)	345,255,377
SA Putnam International Growth and Income	43,795,268	(15,055,648)	28,739,620	248,662,382
SA Schroders VCP Global Allocation	4,779,368	(12,843,109)	(8,063,741)	607,109,109
SA Small Cap Index	28,576,520	(8,678,342)	19,898,178	201,355,376
SA T. Rowe Price Asset Allocation Growth	2,369,648	(1,175,302)	1,194,346	65,540,542
SA T. Rowe Price VCP Balanced	110,352,586	(23,434,382)	86,918,204	1,298,748,554
SA Templeton Foreign Value	138,177,664	(47,967,771)	90,209,893	765,108,041
SA VCP Dynamic Allocation	921,756,934	(178,944,198)	742,812,736	11,190,395,449
SA VCP Dynamic Strategy	524,235,302	(87,988,612)	436,246,690	5,943,715,825
SA VCP Index Allocation	1,551,992	(140,949)	1,411,043	91,412,977
SA WellsCap Aggressive Growth	27,233,078	(2,376,282)	24,856,796	93,316,080
SA WellsCap Fundamental Growth	45,757,440	(2,037,411)	43,720,029	107,090,526

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Dogs of Wall Street, SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Boston Company Capital Growth(4)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%
SA Columbia Technology(2)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%

Portfolio	Assets	Management Fees
SA Dogs of Wall Street	> $0	0.600%
SA Emerging Markets Equity Index	> $0	0.450%
SA Federated Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fidelity Institutional AMSM Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index	> $0	0.300%
SA Fixed Income Intermediate Index	> $0	0.300%
SA Franklin Small Company Value(12)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
SA Global Index Allocation 60/40	> $0	0.100%
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%

559

Portfolio	Assets	Management Fees
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	> $0	0.400%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Invesco VCP Equity-Income(10)	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
SA Janus Focused Growth(8)	> $0	0.850%
SA JPMorgan Diversified Balanced(11)(13)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(3)(11)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income(11)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities(11)	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(5)(11)	> $0	0.600%
SA JPMorgan Mid-Cap Growth(11)	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index	> $0	0.300%
SA Large Cap Index(6)	> $0	0.400%
SA Large Cap Value Index	> $0	0.300%
SA Legg Mason BW Large Cap Value(7)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Legg Mason Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%

Portfolio	Assets	Management Fees
SA MFS Massachusetts Investors Trust	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	> $0	0.300%
SA Morgan Stanley International Equities	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%
SA Oppenheimer Main Street Large Cap	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(1)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index	> $0	0.350%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA Templeton Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%

560

Portfolio	Assets	Management Fees
SA VCP Dynamic Allocation(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(9)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%

Portfolio	Assets	Management Fees
SA WellsCap Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
SA WellsCap Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%

(1)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(2)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the SA Columbia Technology Portfolio.
(3)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(4)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Boston Company Capital Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.73% of average daily net assets.
(5)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2019.
(6)	The Advisor contractually agreed to waive 0.11% of the investment advisory fees for SA Large Cap Index Portfolio through April 30, 2019.
(7)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(8)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio through April 30, 2019 so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% of average daily net assets.
(9)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(10)	The Advisor voluntarily agreed until further notice to waive 0.05% of the investment advisory fee for the SA Invesco VCP Equity-Income Portfolio.
(11)	The Adviser has agreed to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc., in connection with those shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the “Plans”) that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares (“the JPM Portfolio Waiver”). This arrangement will remain in effect so long as the JPM Portfolio Waiver is in effect.
(12)	The Advisor contractually agreed to waive 0.05% of the investment advisory fee for the SA Franklin Small Company Value Portfolio through April 30, 2019.
(13)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J. P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “JP Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the SubAdvisor.

For the period ended July 31, 2018, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA Boston Company Capital Growth	$191,135
SA Columbia Technology	37,671
SA Franklin Small Company Value	89,957
SA Invesco VCP Equity-Income	385,493
SA Janus Focused Growth	163,259
SA JPMorgan Diversified Balanced	68,981
SA JPMorgan Emerging Markets	161,055
SA JPMorgan Equity-Income	3,159
SA JPMorgan Global Equities	544
SA JPMorgan MFS Core Bond	970,722

561

Portfolio	Amount
SA JPMorgan Mid-Cap Growth	$2,987
SA Large Cap Index	1,113,022
SA Legg Mason BW Large Cap Value	369,029
SA Putnam International Growth and Income	73,375
SA VCP Dynamic Allocation	639,757
SA VCP Dynamic Strategy	300,711

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Legg Mason BW Large Cap Value

Columbia Management Investment Advisers, LLC	SA Columbia Technology

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Investment Management Company	SA Federated Corporate Bond

FIAM, LLC	SA Fidelity Institutional AMSM Real Estate

Franklin Advisory Services, LLC	SA Franklin Small Company Value

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco VCP Equity-Income

Janus Capital Management, LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Telecom Utility SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

OppenheimerFunds, Inc.	SA Oppenheimer Main Street Large Cap

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

QS Investors, LLC	SA Legg Mason Tactical Opportunities

562

Subadviser	Portfolio
Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

Templeton Investment Counsel, LLC	SA Templeton Foreign Value

The Boston Company Asset Management, LLC	SA Boston Company Capital Growth

Wells Capital Management Incorporated	SA WellsCap Aggressive Growth SA WellsCap Fundamental Growth

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
SA AB Growth(9)	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $650 million	0.200%
SA AB Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.390%
	> $500 million	0.370%
	> $3 billion	0.320%
SA Boston Company Capital Growth(3)	$0-$100 million	0.300%
	> $100 million	0.250%
SA Columbia Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%
SA DFA Ultra Short Bond	$0-$50 million	0.150%
	> $50 million	0.100%
	> $500 million	0.075%
SA Federated Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%
SA Fidelity Institutional AMSM Real Estate	$0-$100 million	0.400%
	> $100 million	0.350%
	> $500 million	0.300%
SA Franklin Small Company Value	$0-$200 million	0.600%
	> $200 million	0.400%
SA Goldman Sachs Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%
SA Goldman Sachs Multi-Asset Insights	$0-$250 million	0.350%
	> $250 million	0.330%
	> $500 million	0.310%
	> $1 billion	0.300%
SA Invesco Growth Opportunities	> $0	0.500%

Portfolio	Assets	Subadvisory Fees
SA Invesco VCP Equity-Income(6)	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
SA Janus Focused Growth	$0-$250 million	0.350%
	> $250 million	0.300%
SA JPMorgan Diversified Balanced(7)(8)	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
SA JPMorgan Emerging Markets(7)	> $0	0.600%
SA JPMorgan Equity-Income(7)	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%
SA JPMorgan Global Equities(7)	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%
SA JPMorgan MFS Core Bond(4)(7)	> $0	0.130%
SA JPMorgan Mid-Cap Growth(7)	$0-$100 million	0.420%
	> $100 million	0.400%
SA Legg Mason BW Large Cap Value	$0-$500 million	0.270%
	> $500 million	0.200%
	> $2.5 billion	0.175%
SA Legg Mason Tactical Opportunities	$0-$500 million	0.350%
	> $500 million	0.325%
	> $1 billion	0.300%
	> $2 billion	0.275%
SA MFS Blue Chip Growth	$0-$50 million	0.300%
	> $50 million	0.225%
	> $150 million	0.200%
	> $500 million	0.150%
SA MFS Massachusetts Investors Trust	$0-$250 million	0.375%
	> $250 million	0.350%
	> $500 million	0.325%
	> $1.5 billion	0.250%

563

Portfolio	Assets	Subadvisory Fees
SA MFS Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
SA MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%
SA Morgan Stanley International Equities	When Assets are under
	$175 million:
	$0-$25 million	0.800%
	> $25 million	0.600%
	> $50 million	0.500%
	$75 million-$175 million	0.400%
	When Assets are over
	$175 million:
	$0-$350 million	0.450%
	> $350 million	0.400%
	> $750 million	0.370%
SA Oppenheimer Main Street Large Cap	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.360%
	> $750 million	0.350%
	> $1.5 billion	0.320%
SA PineBridge High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%
SA Putnam International Growth and Income(1)	$0-$150 million	0.650%
	> $150 million	0.550%
	> $300 million	0.450%
SA Schroders VCP Global Allocation	$0-$250 million	0.380%
	> $250 million	0.360%
	> $500 million	0.320%
	> $1.5 billion	0.300%

Portfolio	Assets	Subadvisory Fees
SA T. Rowe Price Asset Allocation Growth	< $200 million	0.350%
	Reset at $200 million	0.325%
	> $200 million	0.325%
	Reset at $500 million	0.310%
	> $500 million	0.310%
	Reset at $1 billion	0.285%
	> $1 billion	0.260%
	Reset at $2 billion	0.260%
	> $2 billion	0.260%
SA T. Rowe Price VCP Balanced	< $200 million	0.375%
	Reset at $200 million	0.350%
	> $200 million	0.350%
	Reset at $500 million	0.325%
	> $500 million	0.325%
	Reset at $1 billion	0.300%
	> $1 billion	0.275%
	Reset at $2 billion	0.275%
	> $2 billion	0.275%
SA Templeton Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%
SA VCP Dynamic Allocation(2)(5)	$0-$500 million	0.240%
	> $500 million	0.210%
	> $1.5 billion	0.190%
SA VCP Dynamic Strategy(2)(5)	$0-$500 million	0.240%
	> $500 million	0.210%
	> $1.5 billion	0.190%
SA VCP Index Allocation	$0-$500 million	0.075%
	> $500 million	0.050%
SA WellsCap Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
SA WellsCap Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%

(1)	The Subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for SA Putnam International Growth and Income Portfolio.
(2)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, prior to June 6, 2018, the assets managed by the Subadviser for the SA VCP Dynamic Allocation Portfolio, SA VCP Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the VALIC Company II Capital Appreciation Fund shall be aggregated. Effective June 6, 2018, the net assets of the Portfolios shall no longer be aggregated.
(4)	The rate represents the aggregate fee paid to JP Morgan Investment Management Inc. and Massachusetts Financial Services Company.
(5)	The Subadviser has voluntarily agreed, until further notice, to waive a portion of its subadvisory fee in an amount equal to the amount of any advisory fees paid by the Portfolio in connection with its investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc., which is managed by the Subadviser (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Subadviser.
(6)	Invesco has voluntarily agreed to waive a portion of its subadvisory fee through April 30, 2019 so that the subadvisory fee rate paid to Invesco is 0.39% on the first $250 million, 0.37% on the next $250 million, 0.35% on the next $500 million and 0.30% on assets over $1 billion.

564

(7)	The Subadviser has agreed to waive a portion of its subadvisory fee in an amount equal to the amount of its subadvisory fee attributable to the value of shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the “Plans”) that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares (the “JPM Portfolio Waiver”). The JPM Portfolio Waiver may be terminated by either the Subadviser or the Adviser, upon 60 days’ notice to the other party, or by a majority of the trustees of the Trust, on behalf of the Portfolio, on 60 days’ written notice to the Subadviser.
(8)	The SubAdvisor has voluntarily agreed to waive its Subadvisory Fee with respect to the Portfolio in an amount equal to the advisory fees it receives from any underlying mutual fund managed by JP Morgan (each, a “JP Morgan Fund” and collectively, the “JP Morgan Funds”) in connection with any investment by J.P Morgan on behalf of the Portfolio in a J.P. Morgan Fund (the “JP Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the SubAdvisor.
(9)	Prior to July 1, 2018, the amount of subadvisory fees paid to AllianceBernstein L.P. under its prior Subadvisory Agreement with SAAMCo was 0.350% on the first $50 million, 0.300% on the next $100 million and 0.250% on assets over $150 million.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2019. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 3
SA BlackRock VCP Global Multi Asset	0.91%	1.16%
SA Emerging Markets Equity Index	0.58%	0.83%
SA Fixed Income Index	0.34%	0.59%
SA Fixed Income Intermediate Index	0.34%	0.59%
SA Global Index Allocation 60/40	0.18%	0.43%
SA Global Index Allocation 75/25	0.18%	0.43%
SA Global Index Allocation 90/10	0.18%	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	1.06%
SA Index Allocation 60/40	0.18%	0.43%
SA Index Allocation 80/20	0.18%	0.43%
SA Index Allocation 90/10	0.18%	0.43%
SA International Index	0.52%	0.77%
SA Invesco VCP Equity-Income	0.98%	1.23%
SA Large Cap Growth Index	0.35%	0.60%
SA Large Cap Value Index	0.35%	0.60%
SA Legg Mason Tactical Opportunities	0.81%	1.06%
SA Mid Cap Index	0.40%	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	1.16%
SA Schroders VCP Global Allocation	0.90%	1.15%
SA Small Cap Index	0.45%	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	1.06%
SA T. Rowe Price VCP Balanced	0.90%	1.15%
SA VCP Index Allocation	0.28%	0.53%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the period ended July 31, 2018, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock VCP Global Multi Asset	$—
SA Emerging Markets Equity Index	66,791
SA Fixed Income Index	49,363
SA Fixed Income Intermediate Index	37,495
SA Global Index Allocation 60/40	22,480
SA Global Index Allocation 75/25	23,942

565

Portfolio	Amount
SA Global Index Allocation 90/10	$22,111
SA Goldman Sachs Multi-Asset Insights	57,731
SA Index Allocation 60/40	8,171
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	866
SA Invesco VCP Equity-Income	—
SA Large Cap Growth Index	29,130
SA Large Cap Value Index	24,554
SA Legg Mason Tactical Opportunities	134,609
SA Mid Cap Index	—
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	—
SA Small Cap Index	34,418
SA T. Rowe Price Asset Allocation Growth	114,120
SA T. Rowe Price VCP Balanced	—
SA VCP Index Allocation	41,415

For the period ended July 31, 2018, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2018	January 31, 2019	January 31, 2020	July 31, 2020
SA BlackRock VCP Global Multi Asset	$34,566	$236,187	$18,289	$—
SA Emerging Markets Equity Index	—	—	—	66,791
SA Fixed Income Index	—	—	99,608	49,363
SA Fixed Income Intermediate Index	—	—	63,445	37,495
SA Global Index Allocation 60/40	—	—	—	22,480
SA Global Index Allocation 75/25	—	—	—	23,942
SA Global Index Allocation 90/10	—	—	—	22,111
SA Goldman Sachs Multi-Asset Insights	—	—	72,828	57,731
SA Index Allocation 60/40	—	—	56,815	8,171
SA Index Allocation 80/20	9,954	—	33,644	—
SA Index Allocation 90/10	5,680	—	—	—
SA International Index	51,646	97,072	866	—
SA Invesco VCP Equity-Income	—	—	—	—
SA Large Cap Growth Index	—	—	—	29,130
SA Large Cap Value Index	—	—	—	24,554
SA Legg Mason Tactical Opportunities	—	—	115,372	134,609
SA Mid Cap Index	12,996	—	7,290	—
SA PIMCO VCP Tactical Balanced	—	—	—	—
SA Schroders VCP Global Allocation	48,691	65,252	80,210	—
SA Small Cap Index	—	—	133,390	34,418
SA T. Rowe Price Asset Allocation Growth	—	—	103,392	114,120
SA T. Rowe Price VCP Balanced	—	—	—	—
SA VCP Index Allocation	—	—	73,014	41,415

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the period ended July 31, 2018, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the period ended July 31, 2018, service fees were paid (see Statement of Operations) based on the aforementioned rates.

566

On June 12, 2018, the SA Schroders VCP Global Allocation Portfolio purchased shares of iShares Core S&P 500 ETF causing the Portfolio to exceed its limitation of not investing more than 5% of its total assets in a single registered investment company as defined under Section 12(d)(1)(a) of the Investment Company Act of 1940. The error was corrected on June 26, 2018, when the Portfolio sold shares of the iShares Core S&P 500 ETF resulting in a loss of $36,184 to the Portfolio which will be reimbursed by the subadviser.

On March 21, 2018 and June 20, 2018 the SA T. Rowe Price Asset Allocation Growth Portfolio purchased 25,000 and 20,000 principal par, respectively of AIG Global Funding senior secured notes. The Fund is prohibited from acquiring securities issued by AIG or its affiliates. Subsequent to July 31, 2018 both AIG Global Funding senior secured notes were sold.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the period ended July 31, 2018, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2018 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$119,274,302	$163,787,202	$—	$—
SA AB Small & Mid Cap Value	119,245,585	158,969,380	—	—
SA BlackRock VCP Global Multi Asset	387,413,898	382,953,141	—	—
SA Boston Company Capital Growth	80,198,876	107,240,311	—	—
SA Columbia Technology	15,401,671	16,288,164	—	—
SA DFA Ultra Short Bond	129,359,088	135,042,395	33,299,975	26,871,883
SA Dogs of Wall Street	150,068,395	151,349,642	—	—
SA Fidelity Institutional AMSM Real Estate	70,418,569	93,145,119	—	—
SA Federated Corporate Bond	86,144,751	96,057,805	—	—
SA Emerging Market Equity Index	81,849,821	—	—	—
SA Fixed Income Index	42,508,116	3,178,902	41,559,182	1,959,874
SA Fixed Income Intermediate Index	33,976,044	2,295,934	51,977,763	14,366,648
SA Franklin Small Company Value	87,440,748	97,120,982	—	—
SA Global Index Allocation 60/40	7,010,120	88,490	—	—
SA Global Index Allocation 75/25	7,195,372	88,476	—	—
SA Global Index Allocation 90/10	29,269,176	516,307	—	—
SA Goldman Sachs Global Bond	175,154,808	207,810,827	88,058,799	88,495,349
SA Goldman Sachs Multi-Asset Insights	6,733,881	4,339,538	—	—
SA Index Allocation 60/40	32,918,701	4,558,024	—	—
SA Index Allocation 80/20	60,904,198	10,472,139	—	—
SA Index Allocation 90/10	162,023,644	25,116,787	—	—
SA International Index	15,782,695	22,042,926	—	—
SA Invesco Growth Opportunities	92,318,393	106,139,292	—	—
SA Invesco VCP Equity-Income	191,892,417	212,210,758	947,956,319	932,143,812
SA Janus Focused Growth	71,141,329	82,315,425	—	—
SA JPMorgan Diversified Balanced	188,858,113	174,383,549	54,612,335	52,765,152
SA JPMorgan Emerging Markets	129,350,258	155,198,291	—	—
SA JPMorgan Equity-Income	111,092,343	162,493,974	—	—
SA JPMorgan Global Equities	152,296,907	200,963,570	—	—
SA JPMorgan MFS Core Bond	192,110,936	201,140,378	143,750,112	122,426,976
SA JPMorgan Mid-Cap Growth	130,255,887	129,542,427	—	—
SA Large Cap Growth Index	218,244,002	5,193,516	—	—
SA Large Cap Index	119,917,043	195,589,296	—	—
SA Large Cap Value Index	240,456,456	3,915,797	—	—
SA Legg Mason BW Large Cap Value	336,011,337	412,784,568	—	—
SA Legg Mason Tactical Opportunities	11,476,535	2,376,475	2,523,143	1,037,200
SA MFS Blue Chip Growth	214,634,050	236,852,138	—	—
SA MFS Massachusetts	90,889,348	217,996,088	—	—
SA MFS Telecom Utility	4,313,973	8,619,897	—	—
SA MFS Total Return	39,710,147	52,159,792	5,373,814	10,945,860

567

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Mid Cap Index	$60,144,198	$22,033,401	$—	$—
SA Morgan Stanley International Equities	77,175,807	133,037,823	—	—
SA Oppenheimer Main Street Large Cap	172,395,079	198,451,034	—	—
SA PIMCO VCP Tactical Balanced	37,670,905	25,318,707	1,338,873,872	1,343,179,748
SA PineBridge High Yield Bond	157,257,676	171,830,919	—	—
SA Putnam International Growth and Income	20,905,592	49,522,813	—	—
SA Schroders VCP Global Allocation	194,675,635	263,006,599	14,783,585	2,899,465
SA Small Cap Index	23,218,511	20,823,090	—	—
SA T. Rowe Price Asset Allocation Growth	42,767,722	4,801,389	9,566,682	4,032,838
SA T. Rowe Price VCP Balanced	331,592,713	217,025,241	112,519,997	116,128,782
SA Templeton Foreign Value	106,917,660	254,259,540	—	—
SA VCP Dynamic Allocation	834,134,037	1,168,981,500	480,025,438	376,908,845
SA VCP Dynamic Strategy	403,420,487	687,922,649	312,786,479	243,739,110
SA VCP Index Allocation	57,369,646	3,337,965	—	—
SA WellsCap Aggressive Growth	40,112,377	39,489,776	—	—
SA WellsCap Fundamental Growth	23,349,688	42,206,289	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	50,628	$2,366,463	1,090,577	$46,921,818	5,069	$237,787	27,823	$1,193,067
Reinvested dividends	—	—	719,148	30,643,386	—	—	34,713	1,471,380
Shares redeemed	(623,047)	(29,461,610)	(1,119,929)	(48,153,620)	(35,268)	(1,658,024)	(89,108)	(3,801,622)

Net increase (decrease)	(572,419)	$(27,095,147)	689,796	29,411,584	(30,199)	$(1,420,237)	(26,572)	(1,137,175)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	108,443	$5,071,116	189,264	$8,058,401
Reinvested dividends	—	—	211,649	8,878,166
Shares redeemed	(298,300)	(13,869,009)	(697,058)	(29,512,318)

Net increase (decrease)	(189,857)	$(8,797,893)	(296,145)	(12,575,751)

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	603,933	$12,193,807	2,763	$52,733	3,795	$72,151	23,118	$442,356
Reinvested dividends	—	—	451,061	8,292,307	—	—	70,721	1,299,007
Shares redeemed	(732,125)	(14,416,398)	(1,353,471)	(26,160,831)	(70,745)	(1,380,552)	(135,205)	(2,586,637)

Net increase (decrease)	(128,192)	$(2,222,591)	(899,647)	(17,815,791)	(66,950)	$(1,308,401)	(41,366)	(845,274)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	552,700	$10,516,954	1,840,233	$34,969,861
Reinvested dividends	—	—	2,577,337	46,985,841
Shares redeemed	(2,648,503)	(51,238,327)	(4,860,898)	(92,725,752)

Net increase (decrease)	(2,095,803)	$(40,721,373)	(443,328)	(10,770,050)

568

	SA BlackRock VCP Global Multi Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	269	$3,102	522	$6,230	4,504,618	$52,273,923	18,474,914	$205,195,325
Reinvested dividends	—	—	38	438	—	—	211,832	2,428,070
Shares redeemed	(9)	(101)	—	—	(1,608,649)	(18,652,647)	(1,810,605)	(20,453,995)

Net increase (decrease)	260	3,001	560	6,668	2,895,969	33,621,276	16,876,141	187,169,400

	SA Boston Company Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	155,603	$2,709,724	4,398,213	$66,396,334	5,627	$107,308	64	$1,002
Reinvested dividends	—	—	241,290	3,868,730	—	—	1,204	19,035
Shares redeemed	(1,598,064)	(28,432,682)	(1,705,725)	(27,520,398)	(6,032)	(107,549)	(23,982)	(376,781)

Net increase (decrease)	(1,442,461)	$(25,722,958)	2,933,778	42,744,666	(405)	$(241)	(22,714)	(356,744)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	32,997	$579,018	136,087	$2,057,133
Reinvested dividends	—	—	37,913	593,445
Shares redeemed	(467,649)	(8,168,730)	(751,543)	(11,688,944)

Net increase (decrease)	(434,652)	$(7,589,712)	(577,543)	(9,038,366)

	SA Columbia Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	97,199	$736,883	257,893	$1,813,695	72,463	$535,266	40,103	$274,357
Reinvested dividends	—	—	257,781	1,816,239	—	—	85,314	585,427
Shares redeemed	(244,755)	(1,826,949)	(334,303)	(2,397,034)	(60,041)	(445,484)	(72,696)	(511,948)

Net increase (decrease)	(147,556)	$(1,090,066)	181,371	1,232,900	12,422	$89,782	52,721	347,836

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,072,120	$7,707,514	1,749,474	$11,939,643
Reinvested dividends	—	—	963,647	6,501,119
Shares redeemed	(1,039,201)	(7,404,387)	(2,051,425)	(14,088,799)

Net increase (decrease)	32,919	$303,127	661,696	4,351,963

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,595,630	$27,452,395	7,226,247	$76,271,852	312,396	$3,266,273	542,775	$5,665,598
Reinvested dividends	—	—	65,480	692,074	—	—	1,752	18,300
Shares redeemed	(2,174,158)	(23,017,191)	(15,809,077)	(167,467,394)	(391,301)	(4,091,520)	(707,714)	(7,386,121)

Net increase (decrease)	421,472	$4,435,204	(8,517,350)	(90,503,468)	(78,905)	$(825,247)	(163,187)	(1,702,223)

569

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	4,646,572	$48,134,689	7,682,677	$79,481,268
Reinvested dividends	—	—	5,356	55,484
Shares redeemed	(5,182,055)	(53,679,676)	(10,192,367)	(105,446,357)

Net increase (decrease)	(535,483)	$(5,544,987)	(2,504,334)	(25,909,605)

	SA Dogs of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	975,803	$14,494,941	64,771	$926,543	4,405	$61,870	15,182	$212,402
Reinvested dividends	—	—	1,454,752	20,012,779	—	—	52,985	727,814
Shares redeemed	(615,972)	(8,817,953)	(2,465,107)	(35,164,352)	(77,299)	(1,108,050)	(95,894)	(1,368,197)

Net increase (decrease)	359,831	$5,676,988	(945,584)	(14,225,030)	(72,894)	$(1,046,180)	(27,727)	(427,981)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	461,857	$6,477,793	1,163,036	$16,445,520
Reinvested dividends	—	—	1,254,577	17,109,793
Shares redeemed	(1,112,723)	(15,774,933)	(2,378,078)	(33,956,261)

Net increase (decrease)	(650,866)	$(9,297,140)	39,535	(400,948)

	SA Emerging Markets Equity Index Portfolio
	Class 1		Class 3
	For the period May 1, 2018* to July 31, 2018 (unaudited)		For the period May 1, 2018* to July 31, 2018 (unaudited)
	Shares	Amount	Shares	Amount
Shares sold	6,291,234	$94,289,874	13,690	$204,976
Reinvested dividends	—	—	—	—
Shares redeemed	(171,102)	(2,492,418)	(15)	(223)

Net increase (decrease)	6,120,132	$91,797,456	13,675	$204,753

	SA Federated Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,247,336	$43,222,842	5,533,882	$76,895,036	18,725	$246,193	123,891	$1,680,584
Reinvested dividends	—	—	2,547,559	34,180,829	—	—	75,931	1,018,486
Shares redeemed	(4,281,864)	(56,583,885)	(10,039,781)	(137,453,721)	(127,348)	(1,676,482)	(373,866)	(5,119,471)

Net increase (decrease)	(1,034,528)	$(13,361,043)	(1,958,340)	(26,377,856)	(108,623)	$(1,430,289)	(174,044)	(2,420,401)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	2,137,881	$27,959,568	7,198,179	$97,797,913
Reinvested dividends	—	—	3,210,536	42,810,070
Shares redeemed	(5,197,450)	(68,005,365)	(9,112,120)	(123,831,136)

Net increase (decrease)	(3,059,569)	$(40,045,797)	1,296,595	16,776,847

*	Commencement of operations

570

	SA Fidelity Institutional AMSM Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	67,851	$821,885	1,274,031	$19,690,343	2,256	$27,506	15,088	$213,158
Reinvested dividends	—	—	1,383,932	18,085,906	—	—	70,328	916,907
Shares redeemed	(463,920)	(5,810,917)	(7,891,973)	(117,815,199)	(37,783)	(476,799)	(101,982)	(1,509,230)

Net increase (decrease)	(396,069)	$(4,989,032)	(5,234,010)	(80,038,950)	(35,527)	$(449,293)	(16,566)	(379,165)

	SA Fidelity Institutional AMSM Real Estate Portfolio
	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	897,397	$10,883,226	1,375,203	$20,176,671
Reinvested dividends	—	—	2,687,065	34,796,953
Shares redeemed	(2,353,754)	(29,901,078)	(2,663,540)	(38,987,223)

Net increase (decrease)	(1,456,357)	$(19,017,852)	1,398,728	15,986,401

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,777,472	$88,303,354	35,742,561	$359,073,313	452,754	$4,533,998	181,185	$1,847,472
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,399,225)	(14,060,492)	(5,869,970)	(59,936,198)	(65,809)	(658,988)	(35,511)	(361,391)

Net increase (decrease)	7,378,247	74,242,862	29,872,591	299,137,115	386,945	3,875,010	145,674	1,486,081

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,623,958	$74,950,599	24,758,382	$247,447,701	341,987	$3,350,326	148,925	$1,479,535
Reinvested dividends			—	—	—	—	—	—
Shares redeemed	(1,149,699)	(11,290,492)	(618,024)	(6,149,003)	(7,737)	(75,912)	(5,624)	(55,480)

Net increase (decrease)	6,474,259	$63,660,107	24,140,358	241,298,698	334,250	$3,274,414	143,301	1,424,055

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	127,573	$3,037,602	249,793	$5,985,481	198,155	$4,661,466	748,247	$18,243,128
Reinvested dividends	—	—	782,148	17,737,563	—	—	1,244,305	27,969,253
Shares redeemed	(268,893)	(6,427,888)	(3,368,031)	(83,190,714)	(931,814)	(22,094,313)	(1,762,095)	(42,630,148)

Net increase (decrease)	(141,320)	$(3,390,286)	(2,336,090)	(59,467,670)	(733,659)	$(17,432,847)	230,457	3,582,233

	SA Global Index Allocation 60/40 Portfolio
	Class 1		Class 3
	For the period May 1, 2018* to July 31, 2018 (unaudited)		For the period May 1, 2018* to July 31, 2018 (unaudited)
Shares sold	6,667	$100,000	450,781	$6,822,434
Reinvested dividends	—	—	—	—
Shares redeemed	—	—	(581)	(8,830)

Net increase (decrease)	6,667	$100,000	450,200	$6,813,604

*	Commencement of operations

571

	SA Global Index Allocation 75/25 Portfolio
	Class 1		Class 3
	For the period May 1, 2018* to July 31, 2018 (unaudited)		For the period May 1, 2018* to July 31, 2018 (unaudited)
Shares sold	6,667	$100,000	462,776	$7,025,876
Reinvested dividends	—	—	—	—
Shares redeemed	—	—	(1,843)	(28,010)

Net increase (decrease)	6,667	$100,000	460,933	$6,997,866

	SA Global Index Allocation 90/10 Portfolio
	Class 1		Class 3
	For the period May 1, 2018* to July 31, 2018 (unaudited)		For the period May 1, 2018* to July 31, 2018 (unaudited)
	Shares	Amount	Shares	Amount
Shares sold	9,361	$140,761	1,893,937	$28,821,107
Reinvested dividends	—	—	—	—
Shares redeemed	(19)	(287)	(13,969)	(213,971)

Net increase (decrease)	9,342	$140,474	1,879,968	$28,607,136

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	208,814	$2,368,716	1,131,736	$12,861,871	21,169	$233,812	66,891	$741,161
Reinvested dividends	—	—	330,990	3,651,779	—	—	15,764	172,439
Shares redeemed	(749,326)	(8,372,849)	(6,132,646)	(67,661,523)	(36,101)	(398,695)	(120,970)	(1,347,173)

Net increase (decrease)	(540,512)	$(6,004,133)	(4,669,920)	(51,147,873)	(14,932)	$(164,883)	(38,315)	(433,573)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	2,441,664	$26,676,042	3,918,344	$43,156,113
Reinvested dividends	—	—	793,750	8,599,560
Shares redeemed	(2,884,442)	(31,748,819)	(4,323,282)	(47,539,658)

Net increase (decrease)	(442,778)	$(5,072,777)	388,812	4,216,015

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,562	$16,042	10,162	$101,710	577,706	$5,920,836	1,094,365	$10,969,984
Reinvested dividends	—	—	60	610	—	—	5,767	58,997
Shares redeemed	(1,005)	(10,424)	—	—	(32,388)	(336,107)	(1,322)	(13,538)

Net increase (decrease)	557	$5,618	10,222	102,320	545,318	$5,584,729	1,098,810	11,015,443

*	Commencement of operations

572

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	13,282	$136,291	2,698,917	$29,660,325	3,223,377	$34,384,213
Reinvested dividends	—	—	216	2,366	—	—	35,173	385,814
Shares redeemed	(44)	(487)	(8)	(87)	(108,314)	(1,198,626)	(162,269)	(1,724,841)

Net increase (decrease)	(44)	$(487)	13,490	138,570	2,590,603	$28,461,699	3,096,281	33,045,186

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	46,856	$529,899	10,000	$100,001	4,720,889	$53,712,831	6,781,903	$73,380,951
Reinvested dividends	—	—	172	1,940	—	—	93,834	1,057,680
Shares redeemed	(111)	(1,273)	—	—	(320,965)	(3,599,162)	(76,641)	(840,667)

Net increase (decrease)	46,745	$528,626	10,172	101,941	4,399,924	$50,113,669	6,799,096	73,597,964

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	130,997	$1,519,592	52,235	$573,463	12,126,129	$140,210,644	18,559,060	$203,544,057
Reinvested dividends	—	—	190	2,176	—	—	264,216	3,018,159
Shares redeemed	(1,877)	(21,489)	(29,995)	(340,190)	(372,716)	(4,285,242)	(221,442)	(2,468,435)

Net increase (decrease)	129,120	$1,498,103	22,430	235,449	11,753,413	$135,925,402	18,601,834	204,093,781

	SA International Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,825,134	$66,881,184	33,269,295	$344,384,681	129,722	$1,500,123	36,897	$417,436
Reinvested dividends	—	—	707,884	8,136,302	—	—	460	5,286
Shares redeemed	(6,191,642)	(70,905,743)	(1,874,014)	(20,918,003)	(54,105)	(631,205)	(4,192)	(50,749)

Net increase (decrease)	(366,508)	$(4,024,559)	32,103,165	331,602,980	75,617	$868,918	33,165	371,973

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,999,513	$31,441,272	812,062	$7,108,615	25,460	$261,602	26,921	$226,281
Reinvested dividends	—	—	424,897	3,757,883	—	—	11,850	100,847
Shares redeemed	(1,449,756)	(14,763,414)	(1,896,785)	(16,588,182)	(29,841)	(284,121)	(96,367)	(818,001)

Net increase (decrease)	1,549,757	$16,677,858	(659,826)	(5,721,684)	(4,381)	$(22,519)	(57,596)	(490,873)

*	Commencement of operations

573

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	439,344	$4,138,403	582,455	$4,744,095
Reinvested dividends	—	—	699,149	5,812,279
Shares redeemed	(3,190,545)	(29,727,094)	(4,452,924)	(36,334,443)

Net increase (decrease)	(2,751,201)	$(25,588,691)	(3,171,320)	(25,778,069)

	SA Invesco VCP Equity-Income Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,004	$27,429	121	$1,710	5,440,256	$74,068,078	22,563,219	$292,092,659
Reinvested dividends	22	295	76	1,009	6,422	87,463	920,030	12,211,891
Shares redeemed	(757)	(10,262)	—	—	(4,342,395)	(59,063,333)	(3,717,876)	(49,279,425)

Net increase (decrease)	1,269	$17,462	197	2,719	1,104,283	$15,092,208	19,765,373	255,025,125

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,260,782	$35,062,545	3,910,903	$50,689,574	327	$4,600	11,951	$161,872
Reinvested dividends	—	—	1,016,884	13,381,605	—	—	54,789	706,080
Shares redeemed	(1,500,413)	(22,178,402)	(1,579,674)	(21,790,709)	(67,793)	(978,638)	(130,608)	(1,690,427)

Net increase (decrease)	760,369	$12,884,143	3,348,113	42,280,470	(67,466)	$(974,038)	(63,868)	(822,475)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	218,149	$3,114,190	431,884	$5,489,615
Reinvested dividends	—	—	812,258	10,307,401
Shares redeemed	(1,375,969)	(19,359,354)	(2,369,777)	(30,274,739)

Net increase (decrease)	(1,157,820)	$(16,245,164)	(1,125,635)	(14,477,723)

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	134,532	$2,744,284	168,642	$3,397,287	21,580	$440,525	125,246	$2,540,804
Reinvested dividends	—	—	259,653	5,115,767	—	—	36,945	726,733
Shares redeemed	(328,460)	(6,704,340)	(590,875)	(11,879,716)	(52,806)	(1,074,819)	(116,413)	(2,351,227)

Net increase (decrease)	(193,928)	$(3,960,056)	(162,580)	(3,366,662)	(31,226)	$(634,294)	45,778	916,310

574

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,282,419	$25,994,998	2,751,119	$54,930,532
Reinvested dividends	—	—	496,009	9,721,322
Shares redeemed	(660,274)	(13,367,739)	(2,345,723)	(46,770,023)

Net increase (decrease)	622,145	$12,627,259	901,405	17,881,831

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,514,204	$33,651,691	962,547	$8,028,404	10,423	$89,279	26,667	$228,047
Reinvested dividends			366,647	3,299,274			8,020	71,832
Shares redeemed	(8,033,412)	(71,940,098)	(5,202,277)	(44,128,137)	(40,849)	(361,024)	(106,306)	(894,127)

Net increase (decrease)	(4,519,208)	$(38,288,407)	(3,873,083)	(32,800,459)	(30,426)	$(271,745)	(71,619)	(594,248)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,956,907	$16,562,933	1,313,375	$10,927,535
Reinvested dividends			287,690	2,556,536
Shares redeemed	(1,880,926)	(17,171,708)	(5,461,882)	(45,189,046)

Net increase (decrease)	75,981	$(608,775)	(3,860,817)	(31,704,975)

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	515,673	$18,688,612	1,498,698	$52,179,386	9,628	$343,880	6,360	$224,591
Reinvested dividends	—	—	1,820,284	62,700,614	—	—	21,157	728,192
Shares redeemed	(2,450,998)	(87,020,214)	(5,371,017)	(185,916,090)	(25,234)	(905,104)	(53,393)	(1,865,038)

Net increase (decrease)	(1,935,325)	$(68,331,602)	(2,052,035)	(71,036,090)	(15,606)	$(561,224)	(25,876)	(912,255)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	182,952	$6,479,892	368,535	$12,634,118
Reinvested dividends	—	—	477,852	16,377,300
Shares redeemed	(441,428)	(15,759,496)	(1,058,473)	(36,770,500)

Net increase (decrease)	(258,476)	$(9,279,604)	(212,086)	(7,759,082)

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	189,361	$4,437,690	64,160	$1,425,700	4,524	$108,384	4,019	$86,607
Reinvested dividends			399,322	8,941,782			3,288	73,484
Shares redeemed	(2,409,341)	(57,040,516)	(4,958,712)	(105,598,519)	(21,279)	(503,510)	(32,002)	(689,124)

Net increase (decrease)	(2,219,980)	$(52,602,826)	(4,495,230)	(95,231,037)	(16,755)	$(395,126)	(24,695)	(529,033)

575

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	100,193	$2,334,132	149,097	$3,213,845
Reinvested dividends			26,308	585,059
Shares redeemed	(128,570)	(3,016,566)	(361,362)	(7,774,984)

Net increase (decrease)	(28,377)	$(682,434)	(185,957)	(3,976,080)

	SA JP Morgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,634,214	$84,983,100	12,769,597	$115,537,707	71,096	$623,104	123,371	$1,102,016
Reinvested dividends	—	—	2,506,624	22,317,964	—	—	22,620	200,747
Shares redeemed	(8,560,627)	(75,089,297)	(15,209,219)	(135,831,838)	(93,529)	(817,949)	(250,733)	(2,239,221)

Net increase (decrease)	1,073,587	$9,893,803	67,002	2,023,833	(22,433)	$(194,845)	(104,742)	(936,458)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	3,520,955	$30,628,195	13,633,137	$121,526,651
Reinvested dividends	—	—	2,401,042	21,171,667
Shares redeemed	(7,862,290)	(68,315,403)	(14,468,814)	(128,652,961)

Net increase (decrease)	(4,341,335)	$(37,687,208)	1,565,365	14,045,357

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,676,597	$33,768,619	1,699,625	$29,138,537	10,314	$200,815	37,412	$619,394
Reinvested dividends	—	—	610,525	10,899,038	—	—	47,877	827,541
Shares redeemed	(993,721)	(19,342,217)	(3,638,950)	(63,631,589)	(57,880)	(1,093,861)	(159,916)	(2,703,689)

Net increase (decrease)	682,876	$14,426,402	(1,328,800)	(23,594,014)	(47,566)	$(893,046)	(74,627)	(1,256,754)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	348,717	$6,465,346	727,160	$11,923,003
Reinvested dividends	—	—	509,845	8,639,096
Shares redeemed	(969,484)	(17,815,801)	(2,110,476)	(35,123,115)

Net increase (decrease)	(620,767)	$(11,350,455)	(873,471)	(14,561,016)

	SA Large Cap Growth Index Portfolio
	Class 1		Class 3
	For the period May 1, 2018* to July 31, 2018 (unaudited)		For the period May 1, 2018* to July 31, 2018 (unaudited)
Shares sold	14,781,588	$223,321,413	14,773	$228,422
Reinvested dividends	—	—	—	—
Shares redeemed	(710,228)	(11,338,535)	(189)	(3,064)

Net increase (decrease)	14,071,360	$211,982,878	14,584	$225,358

*	Commencement of operations

576

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,563,632	$172,824,787	16,189,143	$343,548,115	212,157	$4,893,468	286,248	$6,415,634
Reinvested dividends	—	—	2,425,628	51,229,133	—	—	—	—
Shares redeemed	(13,279,809)	(301,205,256)	(15,570,274)	(329,142,200)	(48,301)	(1,060,803)	(3,950)	(93,027)

Net increase (decrease)	(5,716,177)	$(128,380,469)	3,044,497	65,635,048	163,856	$3,832,665	282,298	6,322,607

	SA Large Cap Value Index Portfolio
	Class 1		Class 3
	For the period May 1, 2018* to July 31, 2018 (unaudited)		For the period May 1, 2018* to July 31, 2018 (unaudited)
Shares sold	15,887,900	$238,323,766	17,391	$264,112
Reinvested dividends	—	—	—	—
Shares redeemed	(319,910)	(4,902,814)	(2,853)	(44,099)

Net increase (decrease)	15,567,990	$233,420,952	14,538	$220,013

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	251,396	$5,642,282	3,808,302	$86,138,058	10,173	$225,484	31,376	$681,354
Reinvested dividends	—	—	2,118,022	45,866,937	—	—	118,913	2,576,062
Shares redeemed	(2,867,706)	(64,400,265)	(9,925,780)	(213,810,867)	(201,915)	(4,556,640)	(494,202)	(10,605,601)

Net increase (decrease)	(2,616,310)	$(58,757,983)	(3,999,456)	(81,805,872)	(191,742)	$(4,331,156)	(343,913)	(7,348,185)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	429,181	$9,465,708	530,056	$11,157,688
Reinvested dividends	—	—	1,266,376	27,293,059
Shares redeemed	(1,860,864)	(41,688,521)	(4,443,432)	(95,348,988)

Net increase (decrease)	(1,431,683)	$(32,222,813)	(2,647,000)	(56,898,241)

	SA Legg Mason Tactical Opportunities Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,568	$16,131	12,478	$125,563	1,136,488	$11,711,275	1,358,730	$13,684,699
Reinvested dividends	—	—	45	459	—	—	3,880	39,865
Shares redeemed	(1,026)	(10,649)	(3)	(27)	(8,197)	(84,228)	(2,758)	(29,289)

Net increase (decrease)	542	$5,482	12,520	125,995	1,128,291	$11,627,047	1,359,852	13,695,275

*	Commencement of operations

577

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,023,541	$42,427,311	6,748,525	$85,229,705	12,908	$179,128	11,679	$134,753
Reinvested dividends	—	—	1,018,262	12,678,251	—	—	7,307	90,690
Shares redeemed	(4,234,170)	(57,644,619)	(4,166,912)	(52,826,543)	(21,415)	(296,612)	(51,163)	(627,190)

Net increase (decrease)	(1,210,629)	$(15,217,308)	3,599,875	45,081,413	(8,507)	$(117,484)	(32,177)	(401,747)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	363,984	$4,933,821	789,943	$9,535,700
Reinvested dividends	—	—	262,327	3,235,734
Shares redeemed	(939,545)	(12,730,602)	(2,097,077)	(25,447,737)

Net increase (decrease)	(575,561)	$(7,796,781)	(1,044,807)	(12,676,303)

	SA MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	219,897	$5,377,594	405,713	$9,374,999	947	$23,666	22,164	$527,655
Reinvested dividends	—	—	1,124,642	26,047,382			13,567	314,470
Shares redeemed	(4,483,737)	(109,369,798)	(3,645,979)	(84,399,799)	(37,377)	(922,314)	(81,131)	(1,871,955)

Net increase (decrease)	(4,263,840)	$(103,992,204)	(2,115,624)	(48,977,418)	(36,430)	$(898,648)	(45,400)	(1,029,830)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	87,394	$2,131,354	406,562	$9,166,476
Reinvested dividends			591,078	13,636,070
Shares redeemed	(1,156,313)	(28,307,461)	(3,243,911)	(74,135,117)

Net increase (decrease)	(1,068,919)	$(26,176,107)	(2,246,271)	(51,332,571)

	SA MFS Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,359	$157,171	17,905	$274,090	7,871	$117,431	5,145	$79,071
Reinvested dividends	—	—	38,089	578,060	—	—	3,953	60,146
Shares redeemed	(104,891)	(1,572,560)	(175,632)	(2,654,165)	(10,874)	(163,788)	(20,922)	(319,443)

Net increase (decrease)	(94,532)	$(1,415,389)	(119,638)	(1,802,015)	(3,003)	$(46,357)	(11,824)	(180,226)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	57,791	$860,884	177,769	$2,663,016
Reinvested dividends	—	—	59,140	895,348
Shares redeemed	(185,154)	(2,773,844)	(439,659)	(6,546,453)

Net increase (decrease)	(127,363)	$(1,912,960)	(202,750)	(2,988,089)

578

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	52,976	$1,014,034	194,926	$3,817,528	4,460	$84,979	29,121	$563,978
Reinvested dividends	—	—	779,215	14,859,373	—	—	116,665	2,226,809
Shares redeemed	(694,420)	(13,346,975)	(1,458,169)	(28,798,988)	(127,483)	(2,445,025)	(245,700)	(4,830,813)

Net increase (decrease)	(641,444)	$(12,332,941)	(484,028)	(10,122,087)	(123,383)	$(2,360,046)	(99,914)	(2,040,026)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	769,347	$14,700,032	1,551,761	$30,540,953
Reinvested dividends	—	—	1,292,805	24,608,435
Shares redeemed	(1,206,859)	(23,105,685)	(2,535,464)	(49,762,297)

Net increase (decrease)	(437,512)	$(8,405,653)	309,102	5,387,091

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,923,573	$45,345,504	16,170,743	$166,158,755	91,557	$1,047,041	43,851	$484,967
Reinvested dividends	—	—	223,479	2,508,215	—	—	333	3,742
Shares redeemed	(595,999)	(6,781,767)	(1,191,102)	(12,609,561)	(14,173)	(163,506)	(13,058)	(149,742)

Net increase (decrease)	3,327,574	$38,563,737	15,203,120	156,057,409	77,384	$883,535	31,126	338,967

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	460,257	$4,951,389	7,986,111	$84,995,678	41,698	$445,895	66,006	$670,325
Reinvested dividends	—	—	389,344	4,130,347	—	—	11,088	117,165
Shares redeemed	(4,947,621)	(53,517,637)	(4,874,148)	(47,840,291)	(100,316)	(1,078,637)	(224,350)	(2,284,785)

Net increase (decrease)	(4,487,364)	$(48,566,248)	3,501,307	41,285,734	(58,617)	$(632,742)	(147,256)	(1,497,295)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	446,867	$4,783,433	699,226	$7,135,117
Reinvested dividends	—	—	138,741	1,463,267
Shares redeemed	(1,283,884)	(13,799,852)	(3,123,541)	(31,782,796)

Net increase (decrease)	(837,017)	$(9,016,419)	(2,285,574)	(23,184,412)

*	Commencement of operations

579

	SA Oppenheimer Main Street Large Cap Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	88,808	$1,996,957	1,532,584	$34,578,279	1,567	$35,124	2,581	$58,519
Reinvested dividends	—	—	532,603	11,800,747	—	—	6,278	139,093
Shares redeemed	(1,348,379)	(30,889,595)	(1,323,055)	(29,289,387)	(18,871)	(424,761)	(53,979)	(1,194,132)

Net increase (decrease)	(1,259,571)	$(28,892,638)	742,132	17,089,639	(17,304)	$(389,637)	(45,120)	(996,520)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	131,473	$2,921,379	262,201	$5,740,749
Reinvested dividends	—	—	146,500	3,233,758
Shares redeemed	(311,836)	(7,022,321)	(609,020)	(13,403,847)

Net increase (decrease)	(180,363)	$(4,100,942)	(200,319)	(4,429,340)

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	2,603,926	$31,750,670	10,642,018	$126,094,500
Reinvested dividends	—	—	475	5,673	—	—	5,317,577	63,395,993
Shares redeemed	—	—	—	—	(3,456,514)	(42,202,969)	(3,827,464)	(46,500,163)

Net increase (decrease)	—	—	475	5,673	(852,588)	$(10,452,299)	12,132,131	142,990,330

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,142,547	$6,559,760	2,659,795	$15,731,221	30,734	$175,679	168,803	$1,017,574
Reinvested dividends	—	—	2,877,318	16,545,044	—	—	154,346	887,189
Shares redeemed	(4,144,631)	(23,712,111)	(23,208,026)	(138,394,063)	(146,863)	(843,065)	(426,438)	(2,534,100)

Net increase (decrease)	(3,002,084)	(17,152,351)	(17,670,913)	(106,117,798)	(116,129)	(667,386)	(103,289)	(629,337)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,566,084	$8,898,038	4,222,421	$24,915,888
Reinvested dividends	—	—	2,747,894	15,705,790
Shares redeemed	(4,107,162)	(23,322,214)	(7,398,595)	(43,651,762)

Net increase (decrease)	(2,541,078)	(14,424,176)	(428,280)	(3,030,084)

	SA Putnum International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	129,239	$1,429,267	1,446,799	$15,697,120	7,615	$83,412	27,191	$305,902
Reinvested dividends	—	—	264,273	2,888,400	—	—	7,239	79,535
Shares redeemed	(2,467,734)	(27,526,483)	(6,634,023)	(68,400,605)	(55,559)	(618,317)	(108,232)	(1,151,641)

Net increase (decrease)	(2,338,495)	$(26,097,215)	(4,922,951)	(49,815,085)	(47,944)	$(534,905)	(73,802)	(766,204)

580

	SA Putnum International Growth and Income Portfolio
	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	451,770	$4,916,016	330,135	$3,536,345
Reinvested dividends	—	—	156,866	1,719,144
Shares redeemed	(1,333,952)	(14,874,328)	(3,262,246)	(34,267,107)

Net increase (decrease)	(882,182)	$(9,958,312)	(2,775,245)	(29,011,618)

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	13,606	$164,755	2,502,517	$29,941,449	13,937,755	$158,702,710
Reinvested dividends	—	—	102	1,194	—	—	526,966	6,187,420
Shares redeemed	—	—	(13,606)	(167,886)	(1,781,558)	(21,349,129)	(1,578,318)	(18,466,311)

Net increase (decrease)	—	—	102	(1,937)	720,959	8,592,320	12,886,403	146,423,819

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period February 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,840,518	$46,917,348	15,398,975	$161,527,623	123,059	$1,474,508	35,483	$392,703
Reinvested dividends	—	—	177,074	2,024,545	—	—	167	1,908
Shares redeemed	(645,515)	(7,611,405)	(1,000,309)	(10,796,927)	(19,723)	(234,384)	(6,871)	(79,978)

Net increase (decrease)	3,195,003	$39,305,943	14,575,740	152,755,241	103,336	$1,240,124	28,779	314,633

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,274	$87,337	10,322	$103,422	4,212,022	$44,056,470	1,948,651	$19,863,023
Reinvested dividends	—	—	34	347	—	—	4,006	41,222
Shares redeemed	(1,967)	(20,753)	—	—	(33,521)	(349,854)	(15,614)	(160,783)

Net increase (decrease)	6,307	$66,584	10,356	103,769	4,178,501	$43,706,616	1,937,043	19,743,462

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,130	$52,367	0	$4	12,098,328	$154,729,880	35,664,431	$419,935,084
Reinvested dividends	—	—	37	455	—	—	313,229	3,857,041
Shares redeemed	(19)	(246)	—	—	(1,971,674)	(25,073,418)	(2,993,948)	(35,796,974)

Net increase (decrease)	4,111	$52,121	37	459	10,126,654	$129,656,462	32,983,712	387,995,151

*	Commencement of operations

581

	SA Templeton Foreign Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	802,509	$13,485,838	22,506	$369,479	12,502	$204,091	11,574	$194,011
Reinvested dividends	—	—	776,890	12,933,643	—	—	20,134	335,261
Shares redeemed	(9,701,078)	(161,339,209)	(8,105,922)	(125,407,333)	(57,979)	(973,682)	(136,250)	(2,204,169)

Net increase (decrease)	(8,898,569)	$(147,853,371)	(7,306,526)	(112,104,211)	(45,477)	$(769,591)	(104,542)	(1,674,897)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,316,230	$21,439,143	797,938	$12,944,431
Reinvested dividends	—	—	793,186	13,171,778
Shares redeemed	(2,259,721)	(37,622,184)	(6,198,466)	(99,699,829)

Net increase (decrease)	(943,491)	$(16,183,041)	(4,607,342)	(73,583,620)

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,096	$173,324	2,347	$32,415	10,491,171	$148,074,293	18,622,689	$254,456,335
Reinvested dividends	—	—	344	4,717	—	—	27,889,144	381,316,444
Shares redeemed	(416)	(5,928)	(16)	(228)	(42,089,852)	(594,816,607)	(77,943,508)	(1,054,712,749)

Net increase (decrease)	11,680	167,396	2,675	36,904	(31,598,681)	(446,742,314)	(31,431,675)	(418,939,970)

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,898	$169,318	2,296	$31,564	6,635,822	$92,951,303	9,082,486	$123,279,227
Reinvested dividends	—	—	335	4,589	—	—	14,602,417	199,393,802
Shares redeemed	(66)	(944)	(14)	(199)	(24,523,790)	(344,378,815)	(42,718,000)	(578,038,797)

Net increase (decrease)	11,832	$168,374	2,617	35,954	(17,887,968)	$(251,427,512)	(19,033,097)	(255,365,768)

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the period October 6, 2017* to January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	10,000	$100,000	6,444,809	$68,204,846	2,217,094	$22,941,548
Reinvested dividends	—	—	51	531	—	—	6,525	67,849
Shares redeemed	—	—	—	—	(56,691)	(591,022)	(14,621)	(152,889)

Net increase (decrease)	—	—	10,051	100,531	6,388,118	67,613,824	2,208,998	22,856,508

	SA WellsCap Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	493,973	$12,065,461	98,214	$1,972,742	289	$6,595	2,896	$54,553
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(374,284)	(8,971,144)	(455,394)	(9,198,875)	(10,083)	(235,991)	(29,266)	(595,050)

Net increase (decrease)	119,689	$3,094,317	(357,180)	(7,226,133)	(9,794)	$(229,396)	(26,370)	(540,497)

*	Commencement of operations

582

	SA WellsCap Aggressive Growth Portfolio
	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	74,035	$1,733,105	216,834	$4,197,895
Reinvested dividends	—	—	—	—
Shares redeemed	(177,968)	(4,064,441)	(371,156)	(7,259,426)

Net increase (decrease)	(103,933)	$(2,331,336)	(154,322)	(3,061,531)

	SA WellsCap Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018		For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,623	$1,183,298	41,748	$1,059,414	3,389	$101,090	2,304	$54,752
Reinvested dividends	—	—	167,197	4,165,943	—	—	5,570	135,550
Shares redeemed	(473,875)	(13,896,787)	(370,518)	(9,067,393)	(4,351)	(122,804)	(18,617)	(451,552)

Net increase (decrease)	(432,252)	$(12,713,489)	(161,573)	(3,842,036)	(962)	$(21,714)	(10,743)	(261,250)

	Class 3
	For the six months ended July 31, 2018 (unaudited)		For the year ended January 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	94,391	$2,578,711	130,055	$3,109,733
Reinvested dividends	—	—	143,821	3,438,009
Shares redeemed	(468,313)	(12,742,794)	(913,712)	(21,655,476)

Net increase (decrease)	(373,922)	$(10,164,083)	(639,836)	(15,107,734)

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the period ended July 31, 2018:

Portfolio	Invesco Capital Markets, Inc.	National Financial Services, LLC	Oppenheimer & Co., Inc.
SA Fidelity Institutional AMSM Real Estate	$—	$10,298	$—
SA Invesco Growth Opportunities	736	—	—
SA Invesco VCP Equity-Income	1,925	—	—
SA Oppenheimer Main Street Large Cap	—	—	1,879

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended July 31, 2018, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	$—	$—	$—	$255,374	$30,132	$(1,894)	$599	$223,947
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	—	1,406,594	677	4	3,239	1,409,160
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	1,406,595	677	3	2,380	1,408,301
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	—	1,863,396	34,959	(607)	16,246	1,844,076
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	—	1,538,772	21,793	685	39,662	1,557,326

583

SA Global Index Allocation 60/40 Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	$—	$—	$—	$346,256	$174	$7	$3,813	$349,902
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	—	193,133	78	5	724	193,784

	$—	$—	$—	$7,010,120	$88,490	$(1,797)	$66,663	$6,986,496

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	$—	$—	$—	$392,062	$30,147	$(1,894)	$235	$360,256
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	—	918,292	290	2	1,405	919,409
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	—	918,292	290	1	1,034	919,037
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	—	2,256,128	37,811	(696)	20,831	2,238,452
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	—	1,935,160	19,689	615	40,653	1,956,739
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	—	426,562	148	6	4,480	430,900
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	—	348,876	101	5	2,434	351,214

	$—	$—	$—	$7,195,372	$88,476	$(1,961)	$71,072	$7,176,007

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$—	$1,625,184	$130,355	$(8,175)	$(2,404)	$1,484,250
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	—	1,562,917	5,891	41	2,073	1,559,140
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	1,563,117	5,891	36	1,326	1,558,588
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	—	11,512,865	211,772	(3,151)	94,776	11,392,718
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	—	9,021,882	147,403	5,695	184,513	9,064,687
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	—	2,308,798	8,569	397	14,365	2,314,991
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	—	1,674,413	6,426	409	3,943	1,672,339

	$—	$—	$—	$29,269,176	$516,307	$(4,748)	$298,592	$29,046,713

†	Includes reinvestments of distributions paid.

584

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	$—	$—	$6,284,635	$8,111,275	$156,633	$(3,126)	$(32,270)	$14,203,881
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1†	—	—	5,696,949	5,988,236	141,176	(2,641)	3,130	11,544,498
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	4,320,560	3,271,387	1,523,623	113,228	(350,594)	5,830,958
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	15,710,804	11,943,412	2,702,540	345,104	180,950	25,477,730
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	1,391,984	1,726,027	15,161	2,118	69,876	3,174,844
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	1,741,804	1,878,364	18,891	3,260	179,065	3,783,602

	$—	$—	$35,146,736	$32,918,701	$4,558,024	$457,943	$50,157	$64,015,513

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	$—	$—	$6,113,508	$6,670,330	$92,938	$7,714	$247,382	$12,945,996
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	3,841,476	3,575,957	57,940	5,455	345,725	7,710,673
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	13,619,092	8,315,454	2,767,819	192,177	(901,650)	18,457,254
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	6,702,607	9,188,425	235,815	(3,365)	(36,382)	15,615,470
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	44,373,375	26,849,344	7,108,786	872,438	149,883	65,136,254
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,220,065	6,304,688	208,841	(3,682)	2,292	11,314,522

	$—	$—	$79,870,123	$60,904,198	$10,472,139	$1,070,737	$(192,750)	$131,180,169

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$6,687,453	$14,877,265	$67,293	$(1,332)	$(23,809)	$21,472,284
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,180,037	12,100,990	52,602	(974)	8,399	17,235,850
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	48,809,379	29,252,459	6,660,465	516,327	(3,051,781)	68,865,919
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	133,782,393	78,692,881	18,160,695	2,311,381	868,606	197,494,566
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	17,481,028	17,478,308	108,143	10,479	680,746	35,542,418
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	10,669,922	9,621,741	67,589	7,794	961,134	21,193,003

	$—	$—	$222,610,212	$162,023,644	$25,116,787	$2,843,675	$(556,705)	$361,804,040

†	Includes reinvestments of distributions paid.

585

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2018
American International Group, Inc. — Common Stock	$48,513	$—	$4,839,959	$19,674	$—	$—	$(659,367)	$4,200,266

SA Large Cap Value Index

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2018
American International Group, Inc. — Common Stock	$6,290	$—	$—	$1,108,573	$—	$—	$(21,819)	$1,086,754

SA T. Rowe Price Asset Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2018
AIG Global Funding 2.15% due 07/02/2020	$191	$—	$—	$24,589	$—	$—	$(135)	$24,454
3.35% due 06/25/2021	63	—	—	19,999	—	—	(30)	19,969

	$254	$—	$—	$44,588	$—	$—	$(165)	$44,423

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SunAmerica Series Trust
SA Boston Company Capital Growth Portfolio, Class 1	$—	$—	$216,750,844	$2,362,681	$23,059,631	$5,912,036	$2,186,550	$204,152,480
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	114,624,739	13,476,676	4,724,769	24,659	675,965	124,077,270
SA Emerging Market Equity Index Portfolio, Class 1	—	—	—	49,000,000	961,822	(27,035)	(1,632,379)	46,378,764
SA Federated Corporate Bond Portfolio, Class 1	—	—	374,906,951	38,225,362	21,119,261	(1,175,269)	(3,640,787)	387,196,996
SA Fidelity Institutional AMSM Real Estate Portfolio, Class 1	—	—	28,231,246	590,669	1,851,901	(681,786)	2,185,840	28,474,068
SA Fixed Income Index Portfolio, Class 1	—	—	166,332,699	10,126,414	6,803,669	33,293	(1,398,521)	168,290,216
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	125,001,771	8,594,809	5,102,750	(92,748)	(188,046)	128,213,036
SA Franklin Small Company Value Portfolio, Class 1	—	—	101,663,290	1,181,341	3,779,816	133,901	3,194,785	102,393,501
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	41,579,029	472,536	1,511,926	(37,247)	(1,449,121)	39,053,271
SA International Index Portfolio, Class 1	—	—	163,198,789	1,772,010	5,669,723	728,941	(9,094,184)	150,935,833
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	103,831,434	14,181,340	12,827,321	1,689,832	6,341,189	113,216,474
SA Janus Focused Growth Portfolio, Class 1	—	—	57,633,452	20,590,668	9,984,918	1,902,608	537,143	70,678,953
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	138,218,386	1,476,676	61,167,848	10,447,167	(28,614,121)	60,360,260
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	479,253,551	5,611,368	50,992,301	9,558,095	(15,213,405)	428,217,308
SA JPMorgan Global Equities Portfolio, Class 1	—	—	317,224,620	3,544,021	22,339,446	7,148,044	(15,217,822)	290,359,417
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	586,451,407	58,588,044	49,678,891	(678,298)	(3,643,938)	591,038,324
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	79,103,845	22,386,005	6,882,367	611,407	569,580	95,788,470

586

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SA Large Cap Growth Index Portfolio, Class 1	$—	$—	$—	$122,000,000	$9,404,554	$582,767	$8,676,996	$121,855,209
SA Large Cap Index Portfolio, Class 1	—	—	1,272,398,937	14,471,422	176,379,093	66,731,349	(67,449,012)	1,109,773,603
SA Large Cap Value Index Portfolio, Class 1	—	—	—	146,000,001	2,885,466	61,644	7,349,711	150,525,890
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	278,665,293	3,248,686	10,394,490	(576,474)	(4,830,615)	266,112,400
SA MFS Blue Chip Growth Portfolio	—	—	444,845,130	5,020,696	48,583,301	13,386,554	(9,640,570)	405,028,509
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	388,076,791	4,134,692	43,729,353	9,592,749	(10,184,639)	347,890,240
SA Mid Cap Index Portfolio, Class 1	—	—	87,912,337	11,181,340	3,779,814	462,556	1,398,854	97,175,273
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	303,620,564	3,544,021	46,244,432	2,352,988	(15,315,595)	247,957,546
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	73,035,329	886,004	2,834,860	(78,045)	309,441	71,317,869
SA Small Cap Index Portfolio, Class 1	—	—	70,502,571	24,886,005	2,882,368	449,729	4,017,341	96,973,278
SA Templeton Foreign Value Portfolio, Class 1	—	—	267,763,115	12,953,350	63,354,524	(3,199,916)	(13,356,540)	200,805,485
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	31,593,570	11,395,335	5,992,461	2,018,073	(1,386,147)	37,628,370
SA WellsCap Fundamental Growth Portfolio, Class 1	—	—	33,541,275	295,335	9,944,954	1,818,896	(307,855)	25,402,697
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	85,065,642	886,006	13,334,862	1,219,705	1,745,384	75,581,875
SA Columbia Focused Value Portfolio, Class 1	—	—	198,889,311	10,362,681	7,559,630	2,372,838	(5,549,840)	198,515,360
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	685,103,777	49,169,383	45,458,705	(2,250,266)	(2,826,317)	683,737,872
SA Multi-Managed International Equity Portfolio, Class 1	—	—	346,374,228	3,839,357	76,208,475	9,745,494	(26,178,699)	257,571,905
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	196,320,085	25,067,344	45,700,273	5,449,686	(1,379,690)	179,757,152
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	435,693,734	5,020,698	55,102,393	10,957,250	(20,838,334)	375,730,955
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	109,229,217	1,181,338	17,779,812	5,169,481	(1,714,900)	96,085,324
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	153,072,544	1,772,010	5,669,723	(1,164,679)	2,112,321	150,122,473
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	108,600,434	1,181,340	11,779,815	1,683,967	5,567,083	105,253,009
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	357,394,143	3,839,357	40,284,399	7,635,173	(1,151,783)	327,432,491
SA Wellington Real Return Portfolio, Class 1	—	—	206,884,053	20,098,950	8,315,594	(55,480)	2,145,357	220,757,286
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	160,204,541	54,772,010	44,762,222	7,994,140	(3,133,750)	175,074,719
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	512,545,044	41,202,037	34,844,029	(706,582)	(1,179,204)	517,017,266
SA Wellington Growth and Income Portfolio, Class 1	—	—	205,174,139	2,362,680	8,559,629	3,310,910	1,353,653	203,641,753
SA Wellington Growth Portfolio, Class 1	—	—	106,618,935	1,181,339	38,753,909	8,218,399	(6,088,192)	71,176,572

	$—	$—	$10,213,130,792	$834,134,037	$1,168,981,500	$188,680,506	$(222,236,813)	$9,844,727,022

†	Includes reinvestments of distributions paid.

587

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$211,938,371	$490,482	$10,655,748	$3,226,534	$4,555,264	$209,554,903
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	91,408,446	12,193,807	14,416,398	(2,433,029)	3,610,911	90,363,737
SA Boston Company Capital Growth Portfolio, Class 1	—	—	112,740,125	264,374	4,696,852	1,524,192	3,163,666	112,995,505
SA DFA Ultra Short Bond Portfolio	—	—	44,686,191	103,364	3,209,782	20,239	226,980	41,826,992
SA Dogs of Wall Street Portfolio, Class 1	—	—	154,453,835	14,355,313	6,244,182	822,237	(2,634,127)	160,753,076
SA Emerging Market Equity Index Portfolio, Class 1	—	—	—	33,033,268	1,069,185	(27,519)	(1,084,463)	30,852,101
SA Federated Corporate Bond Portfolio, Class 1	—	—	165,550,311	342,393	23,955,330	(794,636)	(1,127,397)	140,015,341
SA Fidelity Institutional AMSM Real Estate Portfolio, Class 1	—	—	28,186,805	64,602	1,131,113	(183,077)	1,669,104	28,606,321
SA Fixed Income Index Portfolio, Class 1	—	—	83,102,106	6,213,188	3,706,775	16,575	(681,132)	84,943,962
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	67,036,712	3,167,966	2,923,629	(54,011)	(94,454)	67,132,584
SA Frankin Small Company Value Portfolio, Class 1	—	—	38,394,243	1,673,241	2,089,827	(93,206)	1,305,330	39,189,781
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	56,355,871	129,205	2,262,226	(59,200)	(1,933,784)	52,229,866
SA International Index Portfolio, Class 1	—	—	106,768,424	217,792	21,680,071	2,819,289	(8,275,849)	79,849,585
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	—	16,450,000	46,117	(1,222)	(220,512)	16,182,149
SA Janus Focused Growth Portfolio, Class 1	—	—	117,527,404	14,264,374	10,742,969	971,876	3,825,173	125,845,858
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	—	30,096,904	1,544,121	(88,675)	(2,988,511)	25,475,597
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	250,439,801	10,575,458	18,530,679	1,975,219	(4,257,938)	240,201,861
SA JPMorgan Global Equities Portfolio, Class 1	—	—	167,339,534	387,615	31,740,564	9,177,497	(13,482,635)	131,681,447
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	261,582,499	18,146,024	14,967,969	(111,235)	(1,725,156)	262,924,163
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	60,375,451	10,129,205	7,285,285	795,237	(94,198)	63,920,410
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	88,047,549	1,589,585	84,097	4,927,138	91,469,199
SA Large Cap Index Portfolio, Class 1	—	—	589,732,608	1,323,383	69,661,134	22,088,014	(23,004,655)	520,478,216
SA Large Cap Value Index Portfolio, Class 1	—	—	—	79,049,902	1,672,953	35,192	3,973,193	81,385,334
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	213,693,879	478,554	22,310,950	(5,280,945)	452,835	187,033,373
SA MFS Blue Chip Growth Portfolio, Class 1	—	—	49,458,219	35,135,169	2,480,743	159,285	617,876	82,889,806
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	335,923,354	741,961	61,458,057	9,908,430	(12,134,306)	272,981,382
SA Mid Cap Index Portfolio, Class 1	—	—	54,216,931	129,204	2,262,226	220,819	839,848	53,144,576
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	47,381,125	129,204	2,239,167	(2,404)	(2,011,227)	43,257,531
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	288,175,539	670,009	25,097,865	7,774,194	(11,713,238)	259,808,639
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	41,640,228	77,523	9,983,234	(172,115)	179,444	31,741,846

588

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SA Putnum International Growth and Income Portfolio, Class 1	$—	$—	$123,647,775	$258,410	$22,544,558	$531,507	$(8,394,196)	$93,498,938
SA Small Cap Index Portfolio, Class 1	—	—	52,889,863	129,205	2,262,226	262,113	3,040,943	54,059,898
SA Templeton Foreign Value Portfolio, Class 1	—	—	246,241,072	532,487	97,984,683	(1,142,354)	(13,918,887)	133,727,635
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	112,351,452	258,410	4,524,453	873,377	(2,868,978)	106,089,808
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	138,450,083	323,011	5,655,566	(48,212)	(926,039)	132,143,277
SA Multi-Managed International Equity Portfolio, Class 1	—	—	207,470,981	443,900	57,612,956	5,556,979	(15,451,047)	140,407,857
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	198,621,740	443,900	36,138,967	4,262,146	1,319,111	168,507,930
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	338,850,099	754,983	49,949,734	1,366,258	(9,576,360)	281,445,246
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	73,189,137	8,161,506	6,850,841	1,024,041	1,027,692	76,551,535
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	49,978,282	129,204	2,262,226	(536,664)	805,478	48,114,074
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	138,391,619	13,323,014	5,701,684	192,142	8,832,749	155,037,840
SA Wellington Real Return Portfolio, Class 1	—	—	84,346,577	193,809	6,693,340	(83,105)	847,746	78,611,687
Anchor Series Trust
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	166,090,760	387,615	8,086,679	(150,321)	(420,752)	157,820,623

	$—	$—	$5,568,627,452	$403,420,487	$687,922,649	$64,425,559	$(93,799,360)	$5,254,751,489

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$2,566,135	$9,431,744	$9,439	$(112)	$(2,783)	$11,985,545
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	2,213,807	8,314,851	8,179	(125)	8,864	10,529,218
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	2,812,826	7,170,373	1,259,130	(7,382)	(126,012)	8,590,675
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	9,411,124	24,908,762	2,054,291	166,646	651,104	33,083,345
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	1,126,172	4,257,782	3,778	38	96,076	5,476,290
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	925,318	3,286,134	3,148	(19)	142,488	4,350,773

	$—	$—	$19,055,382	$57,369,646	$3,337,965	$159,046	$769,737	$74,015,846

†	Includes reinvestments of distributions paid.

589

At July 31, 2018, the following affiliated owned outstanding shares of the following Portfolios:

	Portfolio
Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Boston Company Capital Growth	SA Columbia Technology	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index
USL	2.92%	4.05%	9.36%	0.69%	5.36%	3.35%	2.54%	—
AGL	59.79%	80.37%	87.49%	15.58%	94.16%	53.01%	53.48%	0.33%
VALIC	0.08%	0.14%	3.15%	0.15%	0.48%	0.18%	0.56%	—
Seasons Series Trust Allocation Balanced Portfolio	0.59%	—	—	—	—	0.79%	—	1.24%
Seasons Series Trust Allocation Growth Portfolio	0.67%	—	—	—	—	0.16%	—	1.83%
Seasons Series Trust Allocation Moderate Growth Portfolio	2.08%	—	—	—	—	1.21%	—	4.96%
Seasons Series Trust Allocation Moderate Portfolio	1.12%	—	—	—	—	0.75%	—	2.42%
SAST SunAmerica Dynamic Allocation Portfolio	—	—	—	53.80%	—	30.33%	—	52.18%
SAST SunAmerica Dynamic Strategy Portfolio	32.75%	15.44%	—	29.78%	—	10.22%	43.42%	34.71%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	0.25%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	0.41%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	1.67%
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

	Portfolio
Holder	SA Federated Corporate Bond	SA Fidelity Institutional AMSM Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10
USL	3.13%	4.15%	0.09%	0.06%	2.86%	6.18%	6.29%	5.82%
AGL	59.95%	75.79%	1.22%	1.46%	56.71%	93.82%	90.35%	93.84%
VALIC	0.22%	0.03%	0.13%	0.05%	0.10%	—	3.36%	0.34%
Seasons Series Trust Allocation Balanced Portfolio	0.76%	—	3.54%	4.03%	0.16%	—	—	—
Seasons Series Trust Allocation Growth Portfolio	0.17%	—	1.54%	1.78%	0.23%	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	1.03%	—	5.00%	5.89%	0.84%	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	0.78%	—	4.28%	5.07%	0.34%	—	—	—
SAST SunAmerica Dynamic Allocation Portfolio	24.94%	9.99%	44.23%	41.91%	28.03%	—	—	—
SAST SunAmerica Dynamic Strategy Portfolio	9.02%	10.04%	22.33%	21.94%	10.73%	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	3.73%	3.77%	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	4.10%	3.70%	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	5.64%	5.63%	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	0.37%	0.46%	—	—	—	—

590

	Portfolio (continued)
Holder	SA Federated Corporate Bond	SA Fidelity Institutional AMSM Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	0.24%	0.30%	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	0.41%	0.51%	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	3.15%	3.44%	—	—	—	—

	Portfolio
Holder	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights Allocation	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income
USL	5.23%	4.84%	12.95%	14.35%	6.82%	0.03%	2.86%	10.76%
AGL	73.34%	94.77%	84.49%	81.33%	87.47%	0.29%	54.73%	88.03%
VALIC	0.37%	0.39%	2.56%	4.32%	5.71%	0.03%	0.02%	1.21%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	0.45%	0.29%	—
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	0.96%	0.33%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	2.88%	1.00%	—
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	0.43%	0.51%	—
SAST SunAmerica Dynamic Allocation Portfolio	9.01%	—	—	—	—	41.18%	35.22%	—
SAST SunAmerica Dynamic Strategy Portfolio	12.05%	—	—	—	—	21.78%	5.04%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	1.59%	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	5.03%	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	18.79%	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	0.50%	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	0.61%	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	3.11%	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	2.34%	—	—

	Portfolio
Holder	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
USL	1.82%	6.21%	3.00%	1.67%	0.68%	2.82%	2.72%	0.02%
AGL	43.66%	93.19%	61.35%	34.89%	17.37%	49.65%	54.06%	0.13%
VALIC	0.11%	0.60%	0.11%	0.12%	0.01%	0.20%	0.05%	—
Seasons Series Trust Allocation Balanced Portfolio	—	—	0.55%	0.53%	—	0.78%	0.44%	0.80%
Seasons Series Trust Allocation Growth Portfolio	—	—	0.91%	0.61%	—	0.14%	0.52%	0.94%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	2.43%	1.83%	—	1.05%	1.41%	2.90%
Seasons Series Trust Allocation Moderate Portfolio	—	—	1.26%	0.98%	—	0.81%	0.79%	1.43%
SAST SunAmerica Dynamic Allocation Portfolio	19.57%	—	21.37%	38.03%	56.37%	30.83%	24.00%	53.57%
SAST SunAmerica Dynamic Strategy Portfolio	34.84%	—	9.02%	21.34%	25.57%	13.72%	16.01%	40.21%

591

Portfolio (continued)
Holder	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

	Portfolio
Holder	SA Large Cap Index	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts	SA MFS Telecom Utility	SA MFS Total Return
USL	0.03%	0.00%	2.38%	2.23%	1.23%	1.81%	5.42%	2.80%
AGL	1.25%	0.13%	65.58%	97.45%	20.77%	41.23%	94.49%	97.06%
VALIC	—	—	0.06%	0.32%	0.11%	0.13%	0.09%	0.14%
Seasons Series Trust Allocation Balanced Portfolio	0.38%	0.72%	0.18%	—	0.78%	—	—	—
Seasons Series Trust Allocation Growth Portfolio	0.47%	0.86%	0.19%	—	0.83%	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	1.49%	2.62%	0.61%	—	2.72%	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	0.78%	1.29%	0.31%	—	1.44%	—	—	—
SAST SunAmerica Dynamic Allocation Portfolio	54.02%	61.26%	18.02%	—	59.87%	31.84%	—	—
SAST SunAmerica Dynamic Strategy Portfolio	25.33%	33.12%	12.67%	—	12.25%	24.99%	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	1.24%	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	3.17%	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	9.61%	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	0.08%	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	0.10%	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	0.44%	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	1.61%	—	—	—	—	—	—	—

	Portfolio
Holder	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index
USL	0.02%	1.72%	1.28%	9.29%	2.84%	3.00%	10.18%	0.01%
AGL	0.47%	35.85%	31.40%	88.92%	62.74%	58.80%	87.40%	0.63%
VALIC	0.09%	0.14%	0.25%	1.79%	0.22%	0.04%	2.42%	0.10%
Seasons Series Trust Allocation Balanced Portfolio	0.32%	0.66%	1.06%	—	1.24%	0.59%	—	2.04%

592

	Portfolio (continued)
Holder	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index
Seasons Series Trust Allocation Growth Portfolio	1.00%	0.81%	1.16%	—	0.30%	0.82%	—	1.97%
Seasons Series Trust Allocation Moderate Growth Portfolio	1.41%	2.36%	3.45%	—	1.72%	2.17%	—	5.91%
Seasons Series Trust Allocation Moderate Portfolio	0.63%	1.19%	1.97%	—	1.27%	1.07%	—	3.63%
SAST SunAmerica Dynamic Allocation Portfolio	44.33%	48.76%	—	—	20.53%	—	—	43.68%
SAST SunAmerica Dynamic Strategy Portfolio	24.24%	8.51%	59.43%	—	9.14%	33.51%	—	24.35%
SAST SunAmerica Index Allocation 60/40 Portfolio	1.45%	—	—	—	—	—	—	1.70%
SAST SunAmerica Index Allocation 80/20 Portfolio	5.91%	—	—	—	—	—	—	3.47%
SAST SunAmerica Index Allocation 90/10 Portfolio	16.21%	—	—	—	—	—	—	9.55%
SAST SunAmerica Global Index Allocation 60/40 Portfolio	0.16%	—	—	—	—	—	—	0.09%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	0.20%	—	—	—	—	—	—	0.16%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	1.06%	—	—	—	—	—	—	0.75%
SAST SunAmerica VCP Index Allocation Portfolio	2.50%	—	—	—	—	—	—	1.96%

Portfolio
Holder	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellCap Aggressive Growth	SA WellsCap Fundamental Growth
USL	5.43%	9.11%	2.64%	7.71%	9.25%	10.37%	4.12%	3.56%
AGL	93.79%	89.14%	58.70%	91.76%	89.90%	86.29%	62.68%	79.92%
VALIC	0.78%	1.75%	0.06%	0.53%	0.85%	3.34%	0.11%	—
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Dynamic Allocation Portfolio	—	—	23.17%	—	—	—	33.09%	16.52%
SAST SunAmerica Dynamic Strategy Portfolio	—	—	15.43%	—	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

593

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA Putnam International Growth and Income and SA Templeton Foreign Value Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Fixed Income Index, SA Fixed Income Intermediate Index, JP Morgan Diversified Balanced, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA MFS Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies may include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Securities in the utilities sector are subject to many risks, including increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

SA Fidelity Institutional AMSM Real Estate Portfolio invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

SA Columbia Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

594

Note 10.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the period ended July 31, 2018, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA AB Small & Mid Cap Value	3	$1,540	$5,532,967	3.34%
SA Columbia Technology	4	135	388,693	3.14
SA Dogs of Wall Street	13	1,635	1,442,050	3.11
SA Federated Corporate Bond	1	381	4,087,011	3.35
SA Fidelity Institutional AMSM Real Estate	3	1,531	5,500,800	3.34
SA Invesco Growth Opportunities	4	328	883,048	3.34
SA Invesco VCP Equity-Income	1	813	9,358,026	3.13
SA Janus Focused Growth	1	253	2,774,880	3.28
SA JPMorgan Emerging Markets	9	7,749	9,640,703	3.23
SA JPMorgan Global Equities	7	3,634	5,791,369	3.08
SA JPMorgan MFS Core Bond	1	30	361,520	2.96
SA Legg Mason BW Large Cap Value	3	1,824	6,756,309	3.22
SA MFS Blue Chip Growth	4	586	1,820,794	3.16
SA MFS Massachusetts Investors Trust	2	1,454	9,246,561	2.98
SA Oppenheimer Main Street Large Cap	1	919	9,928,599	3.33
SA PineBridge High-Yield Bond	1	12	128,930	3.32
SA Putnam International Growth and Income	17	707	469,012	3.19
SA WellsCap Fundamental Growth	7	135	221,834	3.14

As of July 31, 2018, the following Portfolio had an outstanding borrowing:

Portfolio	Amount
SA JPMorgan Emerging Markets	$6,995,489
SA Oppenheimer Main Street Main Large Cap Value	9,928,599

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2018, none of the Portfolios participated in this program.

595

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended July 31, 2018, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Federated Corporate Bond	$2,576,406	$—	$—
SA Invesco VCP Equity-Income	—	215,273	108,324
SA JPMorgan MFS Core Bond	511,860	—	—
SA MFS Blue Chip Growth	375,931	—	—
SA MFS Massachusetts Investors Trust	—	1,827,113	744,453
SA MFS Telecom Utility	20,284	—	—
SA MFS Total Return	27,334	442,227	(36,792)
SA Oppenheimer Main Street Large Cap	397,913	445,680	117,847
SA PIMCO VCP Tactical Balanced	985,750	—	—
SA T. Rowe Price Asset Allocation Growth	1,942	3,449	(278)
SA T. Rowe Price VCP Balanced	84,030	220,553	(21,747)

Note 13:  Subsequent Event:

The Funds Board of Trustees and shareholders approved the below reorganizations.

Target Portfolios	Acquiring Portfolios
SA MFS Telecom Utility Portfolio	SA Legg Mason BW Large Cap Value Portfolio
SA Boston Company Capital Growth Portfolio	SA AB Growth Portfolio
SA WellsCap Fundamental Growth Portfolio	SA AB Growth Portfolio
Anchor Series Trust - SA Wellington Growth Portfolio	SA AB Growth Portfolio
Anchor Series Trust - SA Wellington Growth and Income Portfolio	SA AB Growth Portfolio
Anchor Series Trust - SA Wellington Natural Resources Portfolio	SA AB Growth Portfolio
Seasons Series Trust - SA Columbia Focused Growth Portfolio	SA AB Growth Portfolio

Each of the Target Portfolios is to be merged with and into the respective Acquiring Portfolio indicated above (such combinations referred to hereinafter as the “Reorganization”). The Reorganization is to be effective on or about Monday, October 15, 2018 (“Closing Date”).

596

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/14	$27.20	$0.02	$7.20	$7.22	$(0.09)	$—	$(0.09)	$34.33	26.55%	$270,895	0.67	%(1)	0.04	%(1)	63%
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66	(1)	0.20	(1)	67
01/31/16	40.14	0.09	2.11	2.20	(0.06)	(4.31)	(4.37)	37.97	5.24	352,893	0.65	(1)	0.21	(1)	65
01/31/17	37.97	0.04	5.15	5.19	(0.09)	(5.33)	(5.42)	37.74	14.06	362,019	0.66	(1)	0.10	(1)	54
01/31/18	37.74	0.03	13.10	13.13	(0.02)	(3.08)	(3.10)	47.77	35.78	491,203	0.65	(1)	0.06	(1)	53
07/31/18@	47.77	(0.00)	1.87	1.87	—	—	—	49.64	3.91	482,038	0.65	†	(0.01	)†	21

SA AB Growth Portfolio — Class 2
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83	(1)	(0.10	)(1)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81	(1)	0.06	(1)	67
01/31/16	40.01	0.03	2.09	2.12	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80	(1)	0.07	(1)	65
01/31/17	37.82	(0.02)	5.13	5.11	(0.02)	(5.33)	(5.35)	37.58	13.89	19,507	0.81	(1)	(0.05	)(1)	54
01/31/18	37.58	(0.03)	13.03	13.00	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80	(1)	(0.08	)(1)	53
07/31/18@	47.50	(0.04)	1.87	1.83	—	—	—	49.33	3.85	22,803	0.80	†	(0.16	)†	21

SA AB Growth Portfolio — Class 3
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93	(1)	(0.20	)(1)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91	(1)	(0.04	)(1)	67
01/31/16	39.78	(0.01)	2.09	2.08	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90	(1)	(0.03	)(1)	65
01/31/17	37.55	(0.06)	5.09	5.03	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91	(1)	(0.15	)(1)	54
01/31/18	37.25	(0.08)	12.91	12.83	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90	(1)	(0.18	)(1)	53
07/31/18@	47.00	(0.06)	1.84	1.78	—	—	—	48.78	3.79	132,489	0.90	†	(0.26	)†	21

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96	(1)	0.59	(1)	51
01/31/15	21.30	0.11	1.40	1.51	(0.20)	(3.50)	(3.70)	19.11	8.56	80,714	0.95	(1)	0.53	(1)	45
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95	(1)	0.37	(1)	44
01/31/17	14.80	0.06	5.13	5.19	(0.07)	(0.87)	(0.94)	19.05	35.85	105,585	0.95	(1)	0.36	(1)	57
01/31/18	19.05	0.07	2.56	2.63	(0.08)	(1.86)	(1.94)	19.74	14.54	91,640	0.95	(1)	0.36	(1)	33
07/31/18@	19.74	0.04	0.29	0.33	—	—	—	20.07	1.67	90,581	0.95	†(1)	0.41	†(1)	21

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11	(1)	0.42	(1)	51
01/31/15	21.27	0.10	1.37	1.47	(0.16)	(3.50)	(3.66)	19.08	8.36	16,166	1.10	(1)	0.42	(1)	45
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10	(1)	0.22	(1)	44
01/31/17	14.78	0.04	5.12	5.16	(0.04)	(0.87)	(0.91)	19.03	35.67	14,727	1.10	(1)	0.21	(1)	57
01/31/18	19.03	0.04	2.56	2.60	(0.05)	(1.86)	(1.91)	19.72	14.37	14,443	1.10	(1)	0.21	(1)	33
07/31/18@	19.72	0.03	0.28	0.31	—	—	—	20.03	1.57	13,330	1.10	†(1)	0.26	†(1)	21

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21	(1)	0.32	(1)	51
01/31/15	21.17	0.07	1.38	1.45	(0.14)	(3.50)	(3.64)	18.98	8.31	530,998	1.20	(1)	0.32	(1)	45
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20	(1)	0.12	(1)	44
01/31/17	14.68	0.02	5.09	5.11	(0.02)	(0.87)	(0.89)	18.90	35.57	501,178	1.20	(1)	0.11	(1)	57
01/31/18	18.90	0.02	2.53	2.55	(0.03)	(1.86)	(1.89)	19.56	14.21	510,169	1.20	(1)	0.11	(1)	33
07/31/18@	19.56	0.02	0.28	0.30	—	—	—	19.86	1.53	476,334	1.20	†(1)	0.16	†(1)	21

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	—%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	0.00	—
SA AB Growth Class 3	0.00	0.00	0.00	0.00	0.00	—
SA AB Small & Mid-Cap Value Class 1	0.02	0.02	0.01	0.01	0.01	0.01
SA AB Small & Mid-Cap Value Class 2	0.02	0.02	0.01	0.01	0.01	0.01
SA AB Small & Mid-Cap Value Class 3	0.02	0.02	0.01	0.01	0.01	0.01

See Notes to Financial Statements

597

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	$10.67	$0.01	$(0.01)	$0.00	$(0.01)	$(0.09)	$(0.10)	$10.57	0.00%	$100	0.91	%†	0.21	%†	161%
01/31/18	10.57	0.07	1.36	1.43	(0.01)	(0.04)	(0.05)	11.95	13.51	120	0.91		0.62		160
07/31/18@	11.95	0.05	(0.25)	(0.20)	—	—	—	11.75	(1.67)	121	0.91	†	0.81	†	87

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	10.19	1.90	12,290	1.16	†	(0.15	)†	0
01/31/17	10.19	0.01	0.46	0.47	(0.01)	(0.09)	(0.10)	10.56	4.58	484,730	1.16		0.12		161
01/31/18	10.56	0.04	1.36	1.40	(0.00)	(0.04)	(0.04)	11.92	13.28	748,085	1.16		0.34		160
07/31/18@	11.92	0.03	(0.24)	(0.21)	—	—	—	11.71	(1.76)	769,050	1.16	†	0.56	†	87

SA Boston Company Capital Growth Portfolio — Class 1
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24		82
01/31/15	12.00	0.03	1.01	1.04	(0.01)	—	(0.01)	13.03	8.69	42,252	0.85	(2)	0.22	(2)	112
01/31/16	13.03	0.05	0.20	0.25	(0.01)	(0.57)	(0.58)	12.70	1.75	91,155	0.81	(2)	0.39	(2)	51
01/31/17	12.70	0.07	1.67	1.74	(0.03)	(0.06)	(0.09)	14.35	13.65	223,489	0.78	(2)	0.52	(2)	68
01/31/18	14.35	0.06	3.95	4.01	(0.05)	(0.16)	(0.21)	18.15	28.09	335,870	0.77	(2)	0.37	(2)	66
07/31/18@	18.15	0.03	0.76	0.79	—	—	—	18.94	4.35	323,257	0.77	†(2)	0.31	†(2)	22

SA Boston Company Capital Growth Portfolio — Class 2
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10		82
01/31/15	11.85	0.02	0.99	1.01	—	—	—	12.86	8.52	1,825	1.03	(2)	0.13	(2)	112
01/31/16	12.86	0.04	0.20	0.24	—	(0.57)	(0.57)	12.53	1.70	1,653	0.96	(2)	0.27	(2)	51
01/31/17	12.53	0.05	1.63	1.68	(0.00)	(0.06)	(0.06)	14.15	13.42	1,715	0.94	(2)	0.39	(2)	68
01/31/18	14.15	0.04	3.88	3.92	(0.02)	(0.16)	(0.18)	17.89	27.87	1,762	0.92	(2)	0.25	(2)	66
07/31/18@	17.89	0.01	0.76	0.77	—	—	—	18.66	4.30	1,830	0.92	†(2)	0.15	†(2)	22

SA Boston Company Capital Growth Portfolio — Class 3
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)		82
01/31/15	11.77	0.00	0.99	0.99	—	—	—	12.76	8.41	47,600	1.13	(2)	0.03	(2)	112
01/31/16	12.76	0.02	0.20	0.22	—	(0.57)	(0.57)	12.41	1.55	44,729	1.06	(2)	0.17	(2)	51
01/31/17	12.41	0.04	1.62	1.66	—	(0.06)	(0.06)	14.01	13.36	54,394	1.04	(2)	0.29	(2)	68
01/31/18	14.01	0.02	3.84	3.86	(0.01)	(0.16)	(0.17)	17.70	27.71	58,522	1.02	(2)	0.14	(2)	66
07/31/18@	17.70	0.01	0.75	0.76	—	—	—	18.46	4.29	52,987	1.02	†(2)	0.07	†(2)	22

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses											Net Investment Income (Loss)
Portfolio	1/14	1/15		1/16		1/17		1/18		7/18†@		1/14	1/15		1/16		1/17		1/18		7/18†@
SA BlackRock VCP Global Multi Asset Class 1	—%	—%		—%		0.98	%†	0.91%		0.90%		—%	—%		—%		0.14	%†	0.62%		0.82%
SA BlackRock VCP Global Multi Asset Class 3	—	—		12.00	†	1.28		1.16		1.15		—	—		(10.99	)†	0.00		0.34		0.57
SA Boston Company Capital Growth Class 1	1.07	0.99	(2)	0.95	(2)	0.91	(2)	0.88	(2)	0.87	(2)	0.14	0.08	(2)	0.25	(2)	0.39	(2)	0.26	(2)	0.20	(2)
SA Boston Company Capital Growth Class 2	1.22	1.17	(2)	1.11	(2)	1.07	(2)	1.03	(2)	1.02	(2)	(0.00)	(0.01)	(2)	0.13	(2)	0.26	(2)	0.14	(2)	0.05	(2)
SA Boston Company Capital Growth Class 3	1.32	1.27	(2)	1.21	(2)	1.17	(2)	1.13	(2)	1.12	(2)	(0.11)	(0.11)	(2)	0.03	(2)	0.16	(2)	0.04	(2)	(0.04	)(2)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	7/18†@
SA Boston Company Capital Growth Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA Boston Company Capital Growth Class 2	0.00	0.01	0.01	0.01	0.01
SA Boston Company Capital Growth Class 3	0.00	0.01	0.01	0.01	0.01

See Notes to Financial Statements

598

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Columbia Technology Portfolio — Class 1
01/31/14	$3.05	$(0.01)	$0.63	$0.62	$—	$—	$—	$3.67	20.33%		$10,209	1.16%		(0.43)%	88%
01/31/15	3.67	(0.02)	0.90	0.88	—	—	—	4.55	23.98	(3)	11,742	1.12		(0.40)	88
01/31/16	4.55	(0.01)	0.09	0.08	—	—	—	4.63	1.76		10,516	1.08		(0.20)	59
01/31/17	4.63	(0.01)	1.72	1.71	—	—	—	6.34	36.93	(3)	12,239	1.06		(0.22)	56
01/31/18	6.34	(0.01)	2.07	2.06	—	(0.93)	(0.93)	7.47	33.42		15,771	1.04		(0.22)	56
07/31/18@	7.47	0.00	0.11	0.11	—	—	—	7.58	1.47		14,884	1.04	†	(0.09)†	21

SA Columbia Technology Portfolio — Class 2
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31		(0.58)	88
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	4.47	23.82	(3)	3,261	1.27		(0.54)	88
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	4.54	1.57		3,258	1.23		(0.35)	59
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	6.20	36.56	(3)	3,975	1.21		(0.37)	56
01/31/18	6.20	(0.02)	2.02	2.00	—	(0.93)	(0.93)	7.27	33.21		5,043	1.20		(0.37)	56
07/31/18@	7.27	(0.01)	0.11	0.10	—	—	—	7.37	1.38		5,205	1.19	†	(0.25)†	21

SA Columbia Technology Portfolio — Class 3
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41		(0.69)	88
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	4.41	23.53	(3)	33,661	1.38		(0.65)	88
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	4.48	1.59		36,051	1.33		(0.45)	59
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	6.12	36.61	(3)	43,656	1.31		(0.47)	56
01/31/18	6.12	(0.03)	1.99	1.96	—	(0.93)	(0.93)	7.15	32.98		55,756	1.30		(0.47)	56
07/31/18@	7.15	(0.01)	0.10	0.09	—	—	—	7.24	1.26		56,743	1.29	†	(0.34)†	21

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/14(2)	1/15(2)	1/16(2)	1/17(2)	1/18(2)	7/18†@(2)	1/14(2)	1/15(2)	1/16(2)	1/17(2)	1/18(2)	7/18†@(2)
SA Columbia Technology Class 1	1.26%	1.22%	1.18%	1.16%	1.14%	1.14%	(0.53)%	(0.50)%	(0.30)%	(0.32)%	(0.32)%	(0.20)%
SA Columbia Technology Class 2	1.41	1.37	1.33	1.31	1.30	1.29	(0.68)	(0.64)	(0.45)	(0.47)	(0.47)	(0.36)
SA Columbia Technology Class 3	1.51	1.48	1.43	1.41	1.40	1.39	(0.79)	(0.75)	(0.55)	(0.57)	(0.57)	(0.46)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA Columbia Technology Class 1	0.02%	0.03%	0.03%	0.02%	0.02%	0.01%
SA Columbia Technology Class 2	0.02	0.03	0.03	0.02	0.02	0.01
SA Columbia Technology Class 3	0.02	0.03	0.03	0.02	0.02	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

599

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/14	$10.61	$(0.03)	$(0.00)	$(0.03)		$—	$—	$—	$10.58	(0.28)%	$79,418	0.45	%(1)	(0.27	)%(1)	—%
01/31/15	10.58	(0.03)	0.01	(0.02)		—	—	—	10.56	(0.19)	72,581	0.45	(1)	(0.28	)(1)	—
01/31/16	10.56	(0.02)	0.00	(0.02	)(2)	—	—	—	10.54	(0.19)	63,380	0.45	(1)	(0.19	)(1)	—
01/31/17	10.54	0.04	(0.04)	0.00		—	—	—	10.54	0.00	304,376	0.50	(1)	0.41	(1)	126
01/31/18	10.54	0.09	(0.04)	0.05		(0.03)	—	(0.03)	10.56	0.51	215,125	0.50		0.89		105
07/31/18@	10.56	0.08	(0.02)	0.06		—	—	—	10.62	0.57	220,843	0.51	†	1.47	†	41

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/14	10.55	(0.04)	(0.01)	(0.05)		—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
01/31/15	10.50	(0.04)	0.00	(0.04)		—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—
01/31/17	10.42	0.01	(0.02)	(0.01)		—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	126
01/31/18	10.41	0.08	(0.04)	0.04		(0.01)	—	(0.01)	10.44	0.42	14,206	0.65		0.76		105
07/31/18@	10.44	0.07	(0.02)	0.05		—	—	—	10.49	0.48	13,450	0.66	†	1.32	†	41

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/14	10.50	(0.05)	(0.01)	(0.06)		—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
01/31/15	10.44	(0.05)	0.00	(0.05)		—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—
01/31/17	10.34	0.00	(0.02)	(0.02)		—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	126
01/31/18	10.32	0.07	(0.04)	0.03		(0.00)	—	(0.00)	10.35	0.32	175,836	0.75		0.66		105
07/31/18@	10.35	0.06	(0.02)	0.04		—	—	—	10.39	0.39	171,063	0.76	†	1.22	†	41

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
Portfolio	1/14	1/15	1/16	1/17	1/14	1/15	1/16	1/17
SA DFA Ultra Short Bond Class 1	0.51%	0.50%	0.53%	0.51%	(0.33)%	(0.33)%	(0.27)%	0.40%
SA DFA Ultra Short Bond Class 2	0.66	0.65	0.67	0.67	(0.48)	(0.48)	(0.42)	0.11
SA DFA Ultra Short Bond Class 3	0.76	0.75	0.78	0.77	(0.58)	(0.58)	(0.51)	0.01

(2)	Includes the effect of a merger.

See Notes to Financial Statements

600

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Dogs of Wall Street Portfolio — Class 1@
01/31/14	$10.01	$0.29	$2.16	$2.45	$(0.17)	$—	$(0.17)	$12.29	24.56%	$95,864	0.68%		2.49%		50%
01/31/15	12.29	0.32	1.11	1.43	(0.19)	(0.55)	(0.74)	12.98	11.84	156,928	0.66		2.42		46
01/31/16	12.98	0.31	(0.00)	0.31	(0.26)	(0.91)	(1.17)	12.12	2.38	183,901	0.64		2.43		68
01/31/17	12.12	0.34	2.23	2.57	(0.31)	(0.72)	(1.03)	13.66	21.56	186,426	0.64		2.51		61
01/31/18	13.66	0.34	2.70	3.04	(0.35)	(1.21)	(1.56)	15.14	23.41	192,395	0.64		2.37		56
07/31/18@	15.14	0.17	(0.33)	(0.16)	—	—	—	14.98	(1.06)	195,755	0.64	†	2.44	†	43

SA Dogs of Wall Street Portfolio — Class 2@
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83		2.36		50
01/31/15	12.27	0.30	1.10	1.40	(0.17)	(0.55)	(0.72)	12.95	11.60	7,347	0.81		2.28		46
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	(0.91)	(1.15)	12.10	2.28	6,464	0.79		2.30		68
01/31/17	12.10	0.32	2.22	2.54	(0.29)	(0.72)	(1.01)	13.63	21.32	7,293	0.79		2.36		61
01/31/18	13.63	0.32	2.70	3.02	(0.33)	(1.21)	(1.54)	15.11	23.28	7,666	0.79		2.22		56
07/31/18@	15.11	0.16	(0.33)	(0.17)	—	—	—	14.94	(1.13)	6,490	0.79	†	2.29	†	43

SA Dogs of Wall Street Portfolio — Class 3@
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93		2.25		50
01/31/15	12.23	0.28	1.10	1.38	(0.17)	(0.55)	(0.72)	12.89	11.46	126,193	0.91		2.17		46
01/31/16	12.89	0.28	0.01	0.29	(0.23)	(0.91)	(1.14)	12.04	2.23	123,619	0.89		2.19		68
01/31/17	12.04	0.30	2.20	2.50	(0.28)	(0.72)	(1.00)	13.54	21.09	160,177	0.89		2.25		61
01/31/18	13.54	0.30	2.69	2.99	(0.32)	(1.21)	(1.53)	15.00	23.20	177,980	0.89		2.12		56
07/31/18@	15.00	0.15	(0.33)	(0.18)	—	—	—	14.82	(1.20)	166,234	0.89	†	2.18	†	43

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 07/31/18@	15.00	0.10	(0.61)	(0.51)	—	—	—	14.49	(3.40)	88,696	0.58	†(1)	2.70	†(1)	0

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 07/31/18@	15.00	0.09	(0.61)	(0.52)	—	—	—	14.48	(3.47)	198	0.83	†(1)	2.74	†(1)	0

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	7/18†@	7/18†@
SA Emerging Markets Equity Index Class 1	0.88%	2.40%
SA Emerging Markets Equity Index Class 3	2.26	1.31

See Notes to Financial Statements

601

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Federated Corporate Bond Portfolio — Class 1@
01/31/14	$13.90	$0.62	$(0.25)	$0.37	$(0.61)	$(0.17)	$(0.78)	$13.49	2.81%	$526,339	0.56%		4.67%		14%
01/31/15	13.49	0.59	0.27	0.86	(0.50)	(0.04)	(0.54)	13.81	6.47	831,572	0.55		4.31		12
01/31/16	13.81	0.57	(1.02)	(0.45)	(0.53)	(0.04)	(0.57)	12.79	(3.32)	962,298	0.54		4.27		18
01/31/17	12.79	0.58	0.66	1.24	(0.64)	—	(0.64)	13.39	9.67	720,862	0.54		4.23		22
01/31/18	13.39	0.55	0.16	0.71	(0.63)	(0.06)	(0.69)	13.41	5.30	695,388	0.54		4.01		17
07/31/18@	13.41	0.27	(0.43)	(0.16)	—	—	—	13.25	(1.19)	673,313	0.55	†	4.12	†	6

SA Federated Corporate Bond Portfolio — Class 2@
01/31/14	13.88	0.63	(0.28)	0.35	(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71		4.54		14
01/31/15	13.47	0.58	0.26	0.84	(0.48)	(0.04)	(0.52)	13.79	6.29	28,786	0.70		4.19		12
01/31/16	13.79	0.56	(1.02)	(0.46)	(0.51)	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69		4.12		18
01/31/17	12.78	0.55	0.67	1.22	(0.62)	—	(0.62)	13.38	9.50	23,588	0.69		4.06		22
01/31/18	13.38	0.53	0.15	0.68	(0.60)	(0.06)	(0.66)	13.40	5.12	21,287	0.69		3.86		17
07/31/18@	13.40	0.26	(0.43)	(0.17)	—	—	—	13.23	(1.27)	19,578	0.70	†	3.97	†	6

SA Federated Corporate Bond Portfolio — Class 3@
01/31/14	13.82	0.60	(0.26)	0.34	(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81		4.43		14
01/31/15	13.41	0.56	0.26	0.82	(0.47)	(0.04)	(0.51)	13.72	6.17	900,946	0.80		4.08		12
01/31/16	13.72	0.54	(1.02)	(0.48)	(0.49)	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79		4.02		18
01/31/17	12.71	0.53	0.67	1.20	(0.60)	—	(0.60)	13.31	9.45	886,503	0.79		3.96		22
01/31/18	13.31	0.51	0.15	0.66	(0.59)	(0.06)	(0.65)	13.32	5.01	904,313	0.79		3.76		17
07/31/18@	13.32	0.25	(0.43)	(0.18)	—	—	—	13.14	(1.35)	852,126	0.80	†	3.87	†	6

SA Fidelity Institutional AMSM Real Estate Portfolio — Class 1@@
01/31/14	14.97	0.25	(0.37)	(0.12)	(0.18)	—	(0.18)	14.67	(0.83)	115,103	0.81		1.73		136
01/31/15	14.67	0.29	4.32	4.61	(0.23)	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75
01/31/17	14.44	0.37	1.39	1.76	(0.37)	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77
01/31/18	15.04	0.28	0.03	0.31	(0.45)	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47
07/31/18@	12.78	0.23	0.48	0.71	—	—	—	13.49	5.56	83,560	0.82	†(1)	3.71	†(1)	25

SA Fidelity Institutional AMSM Real Estate Portfolio — Class 2@@
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)	8,728	0.96		1.44		136
01/31/15	14.63	0.27	4.30	4.57	(0.20)	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75
01/31/17	14.40	0.33	1.41	1.74	(0.35)	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77
01/31/18	15.00	0.25	0.03	0.28	(0.42)	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47
07/31/18@	12.74	0.22	0.49	0.71	—	—	—	13.45	5.57	5,018	0.97	†(1)	3.55	†(1)	25

SA Fidelity Institutional AMSM Real Estate Portfolio — Class 3@@
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)	280,919	1.06		1.34		136
01/31/15	14.57	0.25	4.27	4.52	(0.18)	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75
01/31/17	14.32	0.31	1.40	1.71	(0.33)	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77
01/31/18	14.91	0.23	0.04	0.27	(0.41)	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47
07/31/18@	12.65	0.21	0.48	0.69	—	—	—	13.34	5.45	194,295	1.07	†(1)	3.46	†(1)	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
@@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18	7/18†@
SA Fidelity Institutional AMSM Real Estate Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
SA Fidelity Institutional AMSM Real Estate Class 2	0.00	0.01	0.00	0.00	0.00
SA Fidelity Institutional AMSM Real Estate Class 3	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

602

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	$0.20	$(0.05)	$0.15	$—	$—	$—	$10.15	1.50%	$303,097	0.34	%†	2.03	%†	19%
07/31/18@	10.15	0.11	(0.19)	(0.08)	—	—	—	10.07	(0.79)	375,141	0.34	†	2.26	†	2

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	10.12	1.20	1,474	0.59	†	1.79	†	19
07/31/18@	10.12	0.09	(0.18)	(0.09)	—	—	—	10.03	(0.89)	5,344	0.59	†	2.01	†	2

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	9.86	(1.40)	238,098	0.34	†	1.58	†	8
07/31/18@	9.86	0.09	(0.11)	(0.02)	—	—	—	9.84	(0.20)	301,286	0.34	†	1.92	†	6

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	9.86	(1.40)	1,412	0.59	†	1.37	†	8
07/31/18@	9.86	0.08	(0.12)	(0.04)	—	—	—	9.82	(0.41)	4,690	0.59	†	1.68	†	6

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18†	7/18†@	1/18†	7/18†@
SA Fixed Income Index Class 1	0.37%	0.37%	1.99%	2.23%
SA Fixed Income Index Class 3	0.69	0.62	1.70	1.98
SA Fixed Income Intermediate Index Class 1	0.43	0.37	1.49	1.89
SA Fixed Income Intermediate Index Class 3	1.34	0.62	0.62	1.65

See Notes to Financial Statements

603

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/14	$20.55	$0.09	$4.21	$4.30	$(0.21)	$(0.08)	$(0.29)	$24.56	20.95%	$163,689	1.01%		0.41%		10%
01/31/15	24.56	0.08	(0.29)	(0.21)	(0.08)	(0.82)	(0.90)	23.45	(0.69)	260,770	1.00		0.32		22
01/31/16	23.45	0.14	(1.56)	(1.42)	(0.08)	(1.72)	(1.80)	20.23	(6.66)	235,150	0.99		0.60		41
01/31/17	20.23	0.12	7.18	7.30	(0.17)	(2.60)	(2.77)	24.76	37.51	212,319	0.99		0.52		27
01/31/18	24.76	0.24	2.22	2.46	(0.16)	(3.15)	(3.31)	23.91	10.66	149,189	0.99	(1)	0.96	(1)	31
07/31/18@	23.91	0.09	0.70	0.79	—	—	—	24.70	3.30	150,659	0.96	†(1)	0.73	†(1)	26

SA Franklin Small Company Value Portfolio — Class 3
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62	247,510	1.27		0.20		10
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41
01/31/17	20.08	0.06	7.12	7.18	(0.11)	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27
01/31/18	24.55	0.15	2.23	2.38	(0.10)	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(1)	0.63	(1)	31
07/31/18@	23.68	0.06	0.70	0.76	—	—	—	24.44	3.21	212,333	1.21	†(1)	0.48	†(1)	26

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18	7/18†@	1/18	7/18†@
SA Franklin Small Company Value Class 1	1.00%	1.01%	0.94%	0.68%
SA Franklin Small Company Value Class 3	1.25	1.26	0.62	0.43

See Notes to Financial Statements

604

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets†(1)		Ratio of net investment income to average net assets†(1)		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 07/31/18@	$15.00	$(0.01)	$0.29	$0.28	$—	$—	$—	$15.28	1.87%	$102	0.18	%†	(0.18	)%†	2%

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 07/31/18@	15.00	(0.01)	0.28	0.27	—	—	—	15.27	1.80	6,873	0.43	†	(0.43	)†	2

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 07/31/18@	15.00	(0.01)	0.34	0.33	—	—	—	15.33	2.20	102	0.18	†	(0.18	)†	2

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 07/31/18@	15.00	(0.01)	0.33	0.32	—	—	—	15.32	2.13	7,062	0.43	†	(0.43	)†	2

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 07/31/18@	15.00	(0.01)	0.39	0.38	—	—	—	15.38	2.53	144	0.18	†	(0.18	)†	3

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 07/31/18@	15.00	(0.01)	0.37	0.36	—	—	—	15.36	2.40	28,885	0.43	†	(0.43	)†	3

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	7/18†@	7/18†@
SA Global Index Allocation 60/40 Class 1	4.56	(4.56)%
SA Global Index Allocation 60/40 Class 3	3.30	(3.30)
SA Global Index Allocation 75/25 Class 1	5.18	(5.18)
SA Global Index Allocation 75/25 Class 3	3.91	(3.91)
SA Global Index Allocation 90/10 Class 1	2.26	(2.26)
SA Global Index Allocation 90/10 Class 3	1.16	(1.16)

See Notes to Financial Statements

605

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/14	$11.60	$0.15	$(0.25)	$(0.10)	$(0.13)	$(0.10)	$(0.23)	$11.27	(0.83)%	$140,303	0.71%		1.37%		222%
01/31/15	11.27	0.14	(0.38)	(0.24)	—	—	—	11.03	(2.13)	189,565	0.70		1.25		69
01/31/16	11.03	0.11	(0.25)	(0.14)	—	(0.05)	(0.05)	10.84	(1.28)	224,593	0.69		0.99		99
01/31/17	10.84	0.08	0.03	0.11	(0.03)	—	(0.03)	10.92	1.03	178,675	0.68		0.71		115
01/31/18	10.92	0.11	0.70	0.81	(0.34)	—	(0.34)	11.39	7.53	133,158	0.71		0.93		125
07/31/18@	11.39	0.10	(0.52)	(0.42)	—	—	—	10.97	(3.69)	122,345	0.71	†	1.78	†	69

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)	10,753	0.86		1.19		222
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	10.95	(2.23)	8,839	0.85		1.12		69
01/31/16	10.95	0.09	(0.25)	(0.16)	—	(0.05)	(0.05)	10.74	(1.48)	7,169	0.84		0.85		99
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	(0.01)	10.82	0.87	6,249	0.83		0.57		115
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125
07/31/18@	11.28	0.09	(0.51)	(0.42)	—	—	—	10.86	(3.72)	5,694	0.86	†	1.63	†	69

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)	275,388	0.96		1.10		222
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	10.86	(2.43)	274,670	0.95		1.01		69
01/31/16	10.86	0.08	(0.24)	(0.16)	—	(0.05)	(0.05)	10.65	(1.49)	262,904	0.94		0.75		99
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	(0.01)	10.72	0.73	298,933	0.93		0.46		115
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125
07/31/18@	11.17	0.08	(0.50)	(0.42)	—	—	—	10.75	(3.76)	299,149	0.96	†	1.54	†	69

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46
07/31/18@	10.56	0.04	(0.14)	(0.10)	—	—	—	10.46	(0.95)	113	0.81	†(1)	0.84	†(1)	75

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46
07/31/18@	10.56	0.03	(0.15)	(0.12)	—	—	—	10.44	(1.14)	17,171	1.06	†(1)	0.59	†(1)	75

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18†	7/18†@	1/18†	7/18†@
SA Goldman Sachs Multi-Asset Allocation Class 1	2.90%	1.65%	(1.45)%	0.01%
SA Goldman Sachs Multi-Asset Allocation Class 3	3.16	1.88	(1.69)	(0.23)

See Notes to Financial Statements

606

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18	%†	0.63	%†	36%
07/31/18@	11.29	(0.01)	(0.04)	(0.05)	—	—	—	11.24	(0.44)	151	0.18	†	(0.18	)†	9

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	(0.08)	(0.16)	11.29	14.49	34,950	0.43	†	0.94	†	36
07/31/18@	11.29	(0.02)	(0.05)	(0.07)	—	—	—	11.22	(0.62)	63,816	0.43	†	(0.43	)†	9

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	(0.06)	(0.19)	11.73	19.32	119	0.18	†	0.70	†	23
07/31/18@	11.73	(0.01)	(0.05)	(0.06)	—	—	—	11.67	(0.51)	664	0.18	†	(0.18	)†	10

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	(0.06)	(0.17)	11.72	18.97	79,690	0.43	†	1.62	†	23
07/31/18@	11.72	(0.02)	(0.05)	(0.07)	—	—	—	11.65	(0.60)	130,447	0.43	†	(0.43	)†	10

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	(0.06)	(0.22)	11.95	21.78	268	0.18	†	1.36	†	18
07/31/18@	11.95	(0.01)	(0.07)	(0.08)	—	—	—	11.87	(0.67)	1,799	0.13	†	(0.13	)†	9

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	(0.06)	(0.19)	11.95	21.53	222,233	0.43	†	1.87	†	18
07/31/18@	11.95	(0.02)	(0.07)	(0.09)	—	—	—	11.86	(0.75)	359,878	0.38	†	(0.38	)†	9

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	01/18†	7/18†@	01/18†	7/18†@
SA Index Allocation 60/40 Class 1	1.44%	0.22%	(0.63)%	(0.18)%
SA Index Allocation 60/40 Class 3	0.82	0.46	0.56	(0.43)
SA Index Allocation 80/20 Class 1	1.36	0.16	(0.47)	(0.16)
SA Index Allocation 80/20 Class 3	0.56	0.41	1.49	(0.41)
SA Index Allocation 90/10 Class 1	0.64	0.13	0.90	(0.13)
SA Index Allocation 90/10 Class 3	0.44	0.38	1.87	(0.38)

See Notes to Financial Statements

607

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%
07/31/18@	12.13	0.18	(0.80)	(0.62)	—	—	—	11.51	(5.11)	365,390	0.52	†(1)	3.25	†(1)	4

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15
07/31/18@	12.12	0.14	(0.77)	(0.63)	—	—	—	11.49	(5.20)	1,250	0.77	†(1)	2.75	†(1)	4

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80	(2)	(0.41	)(2)	81
01/31/15	10.21	(0.04)	0.27	0.23	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79	(2)	(0.44	)(2)	82
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79	(2)	(0.44	)(2)	60
01/31/17	7.13	(0.02)	1.45	1.43	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79	(2)	(0.31	)(2)	57
01/31/18	7.90	(0.03)	2.03	2.00	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38
07/31/18@	9.60	(0.01)	0.78	0.77	—	—	—	10.37	8.02	147,508	0.79	†(2)	(0.29	)†(2)	33

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96	(2)	(0.55	)(2)	81
01/31/15	10.00	(0.05)	0.25	0.20	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94	(2)	(0.58	)(2)	82
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94	(2)	(0.58	)(2)	60
01/31/17	6.91	(0.03)	1.40	1.37	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94	(2)	(0.46	)(2)	57
01/31/18	7.62	(0.04)	1.96	1.92	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38
07/31/18@	9.24	(0.02)	0.75	0.73	—	—	—	9.97	7.90	3,339	0.94	†(2)	(0.44	)†(2)	33

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06	(2)	(0.65	)(2)	81
01/31/15	9.87	(0.06)	0.25	0.19	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04	(2)	(0.68	)(2)	82
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04	(2)	(0.68	)(2)	60
01/31/17	6.78	(0.04)	1.38	1.34	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04	(2)	(0.56	)(2)	57
01/31/18	7.46	(0.05)	1.91	1.86	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38
07/31/18@	9.02	(0.03)	0.74	0.71	—	—	—	9.73	7.87	160,017	1.04	†(2)	(0.53	)†(2)	33

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	01/18†	7/18†@	01/18†	7/18†@
SA International Index Class 1	0.58%	0.49%	2.17%	3.28%
SA International Index Class 3	1.14	0.74	1.31	2.79

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA Invesco Growth Opportunities Class 1	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.01	0.01	0.01	0.01	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.01	0.01	0.01	0.01	0.00	0.00

See Notes to Financial Statements

608

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco VCP Equity-Income Portfolio — Class 1
09/26/16#- 01/31/17	$11.70	$0.06	$0.79	$0.85	$—	$—	$—	$12.55	7.26%	$107	0.86	%†(2)	1.31	%†(2)	179%
01/31/18	12.55	0.20	1.51	1.71	(0.12)	—	(0.12)	14.14	13.67	124	0.83	(1)(2)	1.50	(1)(2)	151
07/31/18@	14.14	0.10	(0.43)	(0.33)	(0.03)	—	(0.03)	13.78	(2.32)	138	0.82	†(1)(2)	1.55	†(1)(2)	78

SA Invesco VCP Equity-Income Portfolio — Class 3
05/01/13#- 01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89 (3)	76,672	1.23	†(1)	0.54	†(1)	52
01/31/15	10.85	0.10	0.74	0.84	(0.11)	(0.17)	(0.28)	11.41	7.74	237,408	1.23	(1)(2)	0.89	(1)(2)	114
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	(0.02)	10.87	(4.56)	718,952	1.23	(1)(2)	0.74	(1)(2)	135
01/31/17	10.87	0.14	1.59	1.73	(0.07)	(0.00)	(0.07)	12.53	15.98	1,183,005	1.15	(1)(2)	1.18	(1)(2)	179
01/31/18	12.53	0.16	1.53	1.69	(0.11)	—	(0.11)	14.11	13.54	1,610,083	1.08	(1)(2)	1.25	(1)(2)	151
07/31/18@	14.11	0.09	(0.44)	(0.35)	(0.00)	—	(0.00)	13.76	(2.48)	1,585,617	1.07	†(1)(2)	1.30	†(1)(2)	78

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses										Net Investment Income (Loss)
Portfolio	1/14		1/15		1/16		1/17		1/18(2)	7/18†@(2)	1/14		1/15		1/16		1/17		1/18(2)	7/18†@(2)
SA Invesco VCP Equity-Income Class 1	—%		—%		—%		—%		0.88%	0.87%	—%		—%		—%		—%		1.45%	1.50%
SA Invesco VCP Equity-Income Class 3	1.71	†	1.27	(2)	1.20	(2)	1.16	(2)	1.13	1.12	0.06	†	0.86	(2)	0.76	(2)	1.17	(2)	1.20	1.25

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17		1/18	7/18†@
SA Invesco VCP Equity-Income Class 1	—%	—%	0.00	%†	0.00%	0.00%
SA Invesco VCP Equity-Income Class 3	0.00	0.00	0.00		0.00	0.00

(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

609

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/14	$10.14	$0.01	$2.68	$2.69	$(0.02)	$(0.33)	$(0.35)	$12.48	26.86%	$103,137	0.92%		0.03%		92%
01/31/15	12.48	(0.00)	1.39	1.39	(0.00)	(0.84)	(0.84)	13.03	11.54	187,091	0.89		(0.02)		64
01/31/16	13.03	(0.03)	(0.64)	(0.67)	—	(0.62)	(0.62)	11.74	(5.29)	114,577	0.90		(0.24)		70
01/31/17	11.74	(0.00)	1.26	1.26	—	(1.16)	(1.16)	11.84	11.16	113,795	0.84	(2)	(0.04	)(2)	126
01/31/18	11.84	0.01	3.93	3.94	—	(1.05)	(1.05)	14.73	34.31	190,836	0.80	(2)	0.04	(2)	48
07/31/18@	14.73	0.00	0.70	0.70	—	—	—	15.43	4.75	211,733	0.80	†(2)	0.06	†(2)	22

SA Janus Focused Growth Portfolio — Class 2
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07		(0.06)		92
01/31/15	12.35	(0.02)	1.37	1.35	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05		(0.17)		64
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05		(0.41)		70
01/31/17	11.57	(0.02)	1.24	1.22	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99	(2)	(0.19	)(2)	126
01/31/18	11.63	(0.01)	3.84	3.83	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95	(2)	(0.07	)(2)	48
07/31/18@	14.41	(0.01)	0.70	0.69	—	—	—	15.10	4.79	9,554	0.95	†(2)	(0.09	)†(2)	22

SA Janus Focused Growth Portfolio — Class 3
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17		(0.18)		92
01/31/15	12.25	(0.03)	1.36	1.33	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15		(0.27)		64
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15		(0.51)		70
01/31/17	11.44	(0.03)	1.22	1.19	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09	(2)	(0.29	)(2)	126
01/31/18	11.47	(0.02)	3.79	3.77	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05	(2)	(0.17	)(2)	48
07/31/18@	14.19	(0.01)	0.67	0.66	—	—	—	14.85	4.65	134,501	1.05	†(2)	(0.19	)†(2)	22

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
Portfolio	1/17(1)	1/18(1)	7/18†@(1)	1/17(1)	1/18(1)	7/18†@(1)
SA Janus Focused Growth Class 1	0.90%	0.90%	0.90%	(0.10)%	(0.06)%	(0.04)%
SA Janus Focused Growth Class 2	1.05	1.05	1.05	(0.25)	(0.17)	(0.19)
SA Janus Focused Growth Class 3	1.15	1.15	1.15	(0.35)	(0.27)	(0.29)

See Notes to Financial Statements

610

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1@@
01/31/14	$16.55	$0.26	$2.13	$2.39	$(0.27)	$—	$(0.27)	$18.67	14.51%	$89,077	0.78%		1.47%		106%
01/31/15	18.67	0.34	1.85	2.19	(0.28)	—	(0.28)	20.58	11.83	87,892	0.73		1.71		68
01/31/16	20.58	0.30	(0.72)	(0.42)	(0.37)	(1.58)	(1.95)	18.21	(2.29)	77,857	0.73		1.46		82
01/31/17	18.21	0.27	1.95	2.22	(0.32)	(0.85)	(1.17)	19.26	12.49	79,458	0.73		1.40		99
01/31/18	19.26	0.29	2.80	3.09	(0.33)	(1.01)	(1.34)	21.01	16.50	83,279	0.73	(2)	1.45	(2)	108
07/31/18@	21.01	0.19	(0.60)	(0.41)	—	—	—	20.60	(1.95)	77,641	0.67	†(1)(2)	1.90	†(1)(2)	88

SA JPMorgan Diversified Balanced Portfolio — Class 2@@
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93		1.32		106
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	(0.26)	20.54	11.64	11,458	0.88		1.57		68
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88		1.32		82
01/31/17	18.17	0.24	1.95	2.19	(0.29)	(0.85)	(1.14)	19.22	12.34	10,792	0.88		1.25		99
01/31/18	19.22	0.26	2.81	3.07	(0.31)	(1.01)	(1.32)	20.97	16.38	12,732	0.88	(2)	1.29	(2)	108
07/31/18@	20.97	0.18	(0.61)	(0.43)	—	—	—	20.54	(2.05)	11,830	0.82	†(1)(2)	1.75	†(1)(2)	88

SA JPMorgan Diversified Balanced Portfolio — Class 3@@
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03		1.21		106
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	(0.24)	20.49	11.53	125,451	0.98		1.47		68
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98		1.21		82
01/31/17	18.12	0.22	1.95	2.17	(0.28)	(0.85)	(1.13)	19.16	12.23	138,697	0.98		1.14		99
01/31/18	19.16	0.24	2.79	3.03	(0.29)	(1.01)	(1.30)	20.89	16.23	170,049	0.98	(2)	1.19	(2)	108
07/31/18@	20.89	0.17	(0.61)	(0.44)	—	—	—	20.45	(2.11)	179,208	0.92	†(1)(2)	1.65	†(1)(2)	88

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
@@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18(1)	7/18†@(1)	1/18(1)	7/18†@(1)
SA JPMorgan Diversified Balanced Class 1	0.74%	0.72%	1.44%	1.85%
SA JPMorgan Diversified Balanced Class 2	0.89	0.87	1.28	1.70
SA JPMorgan Diversified Balanced Class 3	0.99	0.97	1.18	1.60

See Notes to Financial Statements

611

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)		Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/14	$8.25	$0.12	$(1.07)	$(0.95)	$(0.05)	$—	$(0.05)	$7.25	(11.62)%	$167,629	1.19%		1.65%		51%
01/31/15	7.25	0.15	0.02	0.17	(0.10)	—	(0.10)	7.32	2.31	234,473	1.12		1.92		54
01/31/16	7.32	0.12	(1.55)	(1.43)	(0.12)	—	(0.12)	5.77	(19.68)	237,213	1.13		1.79		59
01/31/17	5.77	0.13	1.35	1.48	(0.14)	—	(0.14)	7.11	25.63	169,400	1.15		1.88		67
01/31/18	7.11	0.13	2.99	3.12	(0.16)	—	(0.16)	10.07	44.22	200,885	1.12		1.56		49
07/31/18@	10.07	0.14	(1.61)	(1.47)	—	—	—	8.60	(14.60)	132,573	1.13	†	3.01	†	39

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34		1.53		51
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	(0.09)	7.27	2.14	5,035	1.27		1.78		54
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	(0.11)	5.74	(19.70)	3,553	1.28		1.56		59
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	(0.12)	7.08	25.42	3,676	1.30		1.46		67
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	(0.15)	10.02	43.94	4,487	1.27		1.40		49
07/31/18@	10.02	0.13	(1.60)	(1.47)	—	—	—	8.55	(14.67)	3,566	1.28	†	2.78	†	39

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44		1.43		51
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	(0.08)	7.22	2.07	159,734	1.37		1.70		54
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	(0.11)	5.69	(19.91)	129,174	1.38		1.47		59
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	(0.11)	7.02	25.36	146,034	1.40		1.33		67
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	(0.15)	9.94	43.91	168,305	1.37		1.31		49
07/31/18@	9.94	0.12	(1.59)	(1.47)	—	—	—	8.47	(14.79)	144,078	1.38	†	2.79	†	39

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18/†@
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)	7/18/(1)†@	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)	7/18/(1)†@
SA JPMorgan Emerging Markets Class 1	1.29%	1.20%	1.22%	1.24%	1.22%	1.22%	1.56%	1.83%	1.70%	1.79%	1.46%	2.92%
SA JPMorgan Emerging Markets Class 2	1.44	1.35	1.37	1.40	1.37	1.37	1.44	1.69	1.48	1.36	1.30	2.69
SA JPMorgan Emerging Markets Class 3	1.54	1.45	1.47	1.50	1.47	1.47	1.33	1.61	1.39	1.23	1.21	2.70

See Notes to Financial Statements

612

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/14	$24.69	$0.57	$4.35	$4.92	$(0.42)	$(0.52)	$(0.94)	$28.67	20.08%	$472,564	0.64%		2.08%		28%
01/31/15	28.67	0.68	3.51	4.19	(0.40)	(1.19)	(1.59)	31.27	14.94	727,505	0.60		2.20		20
01/31/16	31.27	0.68	(1.48)	(0.80)	(0.57)	(1.22)	(1.79)	28.68	(2.69)	764,330	0.58		2.19		23
01/31/17	28.68	0.68	5.16	5.84	(0.62)	(1.07)	(1.69)	32.83	20.77	898,336	0.57		2.19		26
01/31/18	32.83	0.70	6.60	7.30	(0.77)	(1.80)	(2.57)	37.56	22.93	950,519	0.57	(2)	2.00	(2)	14
07/31/18@	37.56	0.43	(0.68)	(0.25)	—	—	—	37.31	(0.67)	872,168	0.57	†(2)	2.39	†(2)	10

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89	12,292	0.79		1.98		28
01/31/15	28.63	0.65	3.49	4.14	(0.35)	(1.19)	(1.54)	31.23	14.78	11,573	0.75		2.06		20
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73		2.06		23
01/31/17	28.64	0.64	5.15	5.79	(0.57)	(1.07)	(1.64)	32.79	20.61	10,771	0.72		2.05		26
01/31/18	32.79	0.65	6.58	7.23	(0.71)	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14
07/31/18@	37.51	0.40	(0.67)	(0.27)	—	—	—	37.24	(0.72)	10,687	0.72	†(2)	2.25	†(2)	10

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78	164,406	0.89		1.85		28
01/31/15	28.57	0.61	3.49	4.10	(0.35)	(1.19)	(1.54)	31.13	14.65	201,697	0.85		1.96		20
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83		1.95		23
01/31/17	28.54	0.61	5.13	5.74	(0.54)	(1.07)	(1.61)	32.67	20.51	228,252	0.82		1.95		26
01/31/18	32.67	0.61	6.54	7.15	(0.68)	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14
07/31/18@	37.34	0.38	(0.67)	(0.29)	—	—	—	37.05	(0.78)	241,486	0.82	†(2)	2.15	†(2)	10

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18(1)	7/18(1)†@	1/18(1)	7/18(1)†@
SA JPMorgan Equity-Income Class 1	0.57%	0.57%	2.00%	2.39%
SA JPMorgan Equity-Income Class 2	0.72	0.72	1.86	2.25
SA JPMorgan Equity-Income Class 3	0.82	0.82	1.76	2.15

See Notes to Financial Statements

613

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/14	$15.14	$0.17	$2.34	$2.51	$(0.09)	$—	$(0.09)	$17.56	16.61%	$355,857	0.86%		1.03%		107%
01/31/15	17.56	0.34	0.78	1.12	(0.13)	—	(0.13)	18.55	6.42	476,334	0.79		1.81		85
01/31/16	18.55	0.26	(1.33)	(1.07)	(0.28)	(0.04)	(0.32)	17.16	(5.89)	521,970	0.76		1.39		60
01/31/17	17.16	0.29	2.39	2.68	(0.26)	—	(0.26)	19.58	15.72	517,220	0.76		1.58		92
01/31/18	19.58	0.29	5.08	5.37	(0.40)	—	(0.40)	24.55	27.61	538,327	0.76	(2)	1.32	(2)	88
07/31/18@	24.55	0.23	(0.83)	(0.60)	—	—	—	23.95	(2.44)	471,854	0.76	†(2)	1.96	†(2)	28

SA JPMorgan Global Equities Portfolio — Class 2
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02		1.07		107
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	(0.10)	18.50	6.26	5,296	0.94		1.79		85
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91		1.28		60
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88
07/31/18@	24.50	0.21	(0.84)	(0.63)	—	—	—	23.87	(2.57)	4,246	0.91	†(2)	1.81	†(2)	28

SA JPMorgan Global Equities Portfolio — Class 3
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12		0.93		107
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	(0.09)	18.41	6.10	39,092	1.04		1.66		85
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01		1.17		60
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88
07/31/18@	24.37	0.20	(0.83)	(0.63)	—	—	—	23.74	(2.59)	38,537	1.01	†(2)	1.70	†(2)	28

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18(1)	7/18(1)†@	1/18(1)	7/18(1)†@
SA JPMorgan Global Equities Class 1	0.76%	0.76%	1.32%	1.96%
SA JPMorgan Global Equities Class 2	0.91	0.91	1.17	1.81
SA JPMorgan Global Equities Class 3	1.01	1.01	1.06	1.70

See Notes to Financial Statements

614

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/14	$9.25	$0.12	$(0.28)	$(0.16)	$(0.13)	$(0.12)	$(0.25)	$8.84	(1.78)%	$548,331	0.65%		1.43%		227%
01/31/15	8.84	0.14	0.34	0.48	(0.12)	—	(0.12)	9.20	5.43	852,919	0.64	(1)	1.56	(1)	305
01/31/16	9.20	0.16	(0.23)	(0.07)	(0.11)	(0.22)	(0.33)	8.80	(0.78)	1,065,054	0.54	(1)	1.76	(1)	65
01/31/17	8.80	0.19	0.03	0.22	(0.17)	—	(0.17)	8.85	2.52	965,033	0.53	(1)	2.13	(1)	33
01/31/18	8.85	0.20	0.03	0.23	(0.22)	—	(0.22)	8.86	2.55	967,278	0.53	(1)	2.25	(1)	33
07/31/18@	8.86	0.11	(0.17)	(0.06)	—	—	—	8.80	(0.68)	970,234	0.53	†(1)	2.52	†(1)	31

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)	18,704	0.80		1.28		227
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	(0.10)	9.16	5.37	15,129	0.79	(1)	1.49	(1)	305
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69	(1)	1.57	(1)	65
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	(0.16)	8.81	2.21	9,526	0.68	(1)	1.98	(1)	33
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	(0.20)	8.83	2.50	8,619	0.68	(1)	2.10	(1)	33
07/31/18@	8.83	0.10	(0.16)	(0.06)	—	—	—	8.77	(0.68)	8,358	0.68	†(1)	2.37	†(1)	31

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)	1,019,174	0.90		1.18		227
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	(0.10)	9.11	5.23	1,004,578	0.89	(1)	1.36	(1)	305
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79	(1)	1.49	(1)	65
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	(0.15)	8.76	2.16	958,280	0.78	(1)	1.88	(1)	33
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	(0.20)	8.77	2.33	973,614	0.78	(1)	2.00	(1)	33
07/31/18@	8.77	0.10	(0.17)	(0.07)	—	—	—	8.70	(0.80)	928,134	0.78	†(1)	2.27	†(1)	31

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/15	1/16	1/17	1/18	7/18†@	1/15	1/16	1/17	1/18	7/18†@
SA JPMorgan MFS Core Bond Class 1	0.64%	0.64%	0.63%	0.63%	0.63%	1.56%	1.67%	2.03%	2.15%	2.42%
SA JPMorgan MFS Core Bond Class 2	0.79	0.79	0.78	0.78	0.78	1.49	1.48	1.88	2.00	2.27
SA JPMorgan MFS Core Bond Class 3	0.89	0.89	0.88	0.88	0.88	1.36	1.40	1.78	1.90	2.17

See Notes to Financial Statements

615

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/14	$13.18	$(0.02)	$4.31	$4.29	$—	$—	$—	$17.47	32.55%	$124,232	0.83%		(0.11)%		78%
01/31/15	17.47	(0.06)	1.75	1.69	—	(1.55)	(1.55)	17.61	10.46	174,081	0.81		(0.31)		53
01/31/16	17.61	(0.05)	(1.00)	(1.05)	—	(1.42)	(1.42)	15.14	(6.88)	223,093	0.80		(0.29)		58
01/31/17	15.14	(0.01)	2.59	2.58	—	(2.03)	(2.03)	15.69	17.61	184,053	0.81		(0.08)		43
01/31/18	15.69	(0.04)	4.94	4.90	—	(1.00)	(1.00)	19.59	31.83	203,680	0.80	(2)	(0.21	)(2)	47
07/31/18@	19.59	(0.02)	0.38	0.36	—	—	—	19.95	1.84	221,035	0.80	†(2)	(0.18	)†(2)	36

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
01/31/15	17.16	(0.08)	1.72	1.64	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96		(0.45)		53
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95		(0.43)		58
01/31/17	14.77	(0.04)	2.54	2.50	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96		(0.24)		43
01/31/18	15.24	(0.06)	4.78	4.72	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47
07/31/18@	18.96	(0.03)	0.36	0.33	—	—	—	19.29	1.74	15,143	0.95	†(2)	(0.33	)†(2)	36

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
01/31/15	16.98	(0.10)	1.70	1.60	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06		(0.55)		53
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05		(0.53)		58
01/31/17	14.55	(0.05)	2.50	2.45	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06		(0.35)		43
01/31/18	14.97	(0.08)	4.69	4.61	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47
07/31/18@	18.58	(0.04)	0.36	0.32	—	—	—	18.90	1.72	153,904	1.05	†(2)	(0.43	)†(2)	36

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA JPMorgan Mid-Cap Growth Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.01	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.01	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	1/18(1)	7/18(1)†@	1/18(1)	7/18(1)†@
SA JPMorgan Mid-Cap Growth Class 1	0.80%	0.80%	(0.21)%	(0.19)%
SA JPMorgan Mid-Cap Growth Class 2	0.95	0.95	(0.37)	(0.34)
SA JPMorgan Mid-Cap Growth Class 3	1.05	1.05	(0.46)	(0.43)

See Notes to Financial Statements

616

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 07/31/18@	$15.00	$0.04	$1.11	$1.15	$—	$—	$—	$16.15	7.67%	$227,254	0.35	%†	1.11	%†	2%

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 07/31/18@	15.00	0.03	1.11	1.14	—	—	—	16.14	7.60	235	0.60	†	0.75	†	2

SA Large Cap Index Portfolio — Class 1
01/31/14	12.69	0.20	2.43	2.63	(0.05)	—	(0.05)	15.27	20.72	715,800	0.47		1.46		58
01/31/15	15.27	0.25	1.82	2.07	(0.11)	(0.13)	(0.24)	17.10	13.62	1,174,316	0.44		1.50		38
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38		1.68		23
01/31/17	16.47	0.33	2.87	3.20	(0.25)	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33		1.81		7
01/31/18	19.25	0.35	4.58	4.93	(0.33)	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33%		1.66%		16
07/31/18@	23.61	0.19	(0.07)	0.12	—	—	—	23.73	0.51	2,043,954	0.32	†	1.65	†	6

SA Large Cap Index Portfolio — Class 3
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	23.59	11.06	6,660	0.59	%†	0.57	%†	16
07/31/18@	23.59	0.15	(0.06)	0.09	—	—	—	23.68	0.38	10,566	0.58	†	1.36	†	6

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 07/31/18@	15.00	0.09	0.68	0.77	—	—	—	15.77	5.13	245,551	0.35	†	2.35	†	2

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 07/31/18@	15.00	0.07	0.69	0.76	—	—	—	15.76	5.07	229	0.60	†	1.98	†	2

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income (Loss)
Portfolio	1/14	1/15	1/16	1/17	1/18		7/18†@	1/14	1/15	1/16	1/17	1/18		7/18†@
SA Large Cap Growth Index Class 1	—%	—%	—%	—%	—%		0.40%	—%	—%	—%	—%	—%		1.06%
SA Large Cap Growth Index Class 3	—	—	—	—	—		1.23	—	—	—	—	—		0.12
SA Large Cap Index Class 1	0.45	0.45	0.44	0.44	0.44		0.43	1.48	1.54	1.62	1.70	1.55		1.54
SA Large Cap Index Class 3	—	—	—	—	0.70	†	0.69	—	—	—	—	0.46	†	1.25
SA Large Cap Value Index Class 1	—	—	—	—	—		0.39	—	—	—	—	—		2.31
SA Large Cap Value Index Class 3	—	—	—	—	—		1.09	—	—	—	—	—		1.49

See Notes to Financial Statements

617

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/14	$24.47	$0.18	$4.78	$4.96	$(0.33)	$(1.63)	$(1.96)	$27.47	20.63%	$638,286	0.76%		0.67%		13%
01/31/15	27.47	0.14	1.83	1.97	(0.19)	(2.68)	(2.87)	26.57	7.52	688,896	0.75		0.49		28
01/31/16	26.57	0.26	(0.41)	(0.15)	(0.14)	(4.41)	(4.55)	21.87	(1.55)	666,660	0.74	(2)	0.98	(2)	126
01/31/17	21.87	0.40	4.05	4.45	(0.22)	(6.26)	(6.48)	19.84	23.05	899,493	0.70	(2)	1.89	(2)	51
01/31/18	19.84	0.36	4.62	4.98	(0.40)	(0.77)	(1.17)	23.65	25.65	977,480	0.70	(2)	1.66	(2)	47
07/31/18@	23.65	0.19	(0.63)	(0.44)	—	—	—	23.21	(1.86)	898,457	0.70	†(2)	1.66	†(2)	23

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91		0.51		13
01/31/15	27.44	0.10	1.83	1.93	(0.14)	(2.68)	(2.82)	26.55	7.38	61,129	0.90		0.35		28
01/31/16	26.55	0.22	(0.40)	(0.18)	(0.10)	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89	(2)	0.82	(2)	126
01/31/17	21.86	0.38	4.04	4.42	(0.18)	(6.26)	(6.44)	19.84	22.87	51,509	0.85	(2)	1.78	(2)	51
01/31/18	19.84	0.32	4.62	4.94	(0.36)	(0.77)	(1.13)	23.65	25.46	53,260	0.85	(2)	1.50	(2)	47
07/31/18@	23.65	0.17	(0.63)	(0.46)	—	—	—	23.19	(1.95)	47,777	0.85	†(2)	1.51	†(2)	23

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01		0.41		13
01/31/15	27.36	0.07	1.82	1.89	(0.11)	(2.68)	(2.79)	26.46	7.26	583,624	1.00		0.25		28
01/31/16	26.46	0.19	(0.39)	(0.20)	(0.07)	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99	(2)	0.72	(2)	126
01/31/17	21.78	0.36	4.01	4.37	(0.15)	(6.26)	(6.41)	19.74	22.74	531,460	0.95	(2)	1.67	(2)	51
01/31/18	19.74	0.30	4.59	4.89	(0.34)	(0.77)	(1.11)	23.52	25.33	570,935	0.95	(2)	1.40	(2)	47
07/31/18@	23.52	0.16	(0.63)	(0.47)	—	—	—	23.05	(2.00)	526,545	0.95	†(2)	1.40	†(2)	23

SA Legg Mason Tactical Opportunities Portfolio — Class 1
10/06/17#-01/31/18	10.00	0.03	0.61	0.64	(0.04)	—	(0.04)	10.60	6.38 (3)	133	0.81	†(2)	0.93	†(2)	5
07/31/18@	10.60	0.10	(0.19)	(0.09)	—	—	—	10.51	(0.85)	137	0.81	†(2)	1.99	†(2)	19

SA Legg Mason Tactical Opportunities Portfolio — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	(0.03)	10.60	6.33 (3)	14,410	1.06	†(2)	0.69	†(2)	5
07/31/18@	10.60	0.08	(0.19)	(0.11)	—	—	—	10.49	(1.04)	26,102	1.06	†(2)	1.72	†(2)	19

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00
SA Legg Mason Tactical Opportunities Class 1	—	—	—	—	0.00	0.00
SA Legg Mason Tactical Opportunities Class 3	—	—	—	—	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/16(1)	1/17(1)	1/18(1)		7/18(1)†@	1/16(1)	1/17(1)	1/18(1)		7/18(1)†@
SA Legg Mason BW Large Cap Value Class 1	0.76%	0.75%	0.75%		0.75%	0.96%	1.84%	1.61%		1.61%
SA Legg Mason BW Large Cap Value Class 2	0.91	0.91	0.90		0.90	0.80	1.73	1.45		1.46
SA Legg Mason BW Large Cap Value Class 3	1.01	1.00	1.00		1.00	0.70	1.62	1.35		1.35
SA Legg Mason Tactical Opportunities Class 1	—	—	3.81	†	2.20	—	—	(2.07	)†	0.60
SA Legg Mason Tactical Opportunities Class 3	—	—	4.07	†	2.44	—	—	(2.32	)†	0.34

(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

618

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/14	$8.04	$0.03	$1.91	$1.94	$(0.03)	$(0.69)	$(0.72)	$9.26	24.89%	$11,953	0.85	%(1)	0.34	%(1)	255%
01/31/15	9.26	0.06	1.09	1.15	(0.00)	(0.47)	(0.47)	9.94	12.79	306,990	0.73		0.65		44
01/31/16	9.94	0.07	(0.08)	(0.01)	(0.04)	(0.18)	(0.22)	9.71	(0.18)	364,443	0.72		0.64		48
01/31/17	9.71	0.08	1.60	1.68	(0.06)	(0.33)	(0.39)	11.00	17.51	389,551	0.71	(2)	0.73	(2)	59
01/31/18	11.00	0.06	3.35	3.41	(0.09)	(0.26)	(0.35)	14.06	31.36	548,669	0.70		0.48		66
07/31/18@	14.06	0.04	0.14	0.18	—	—	—	14.24	1.28	538,224	0.69	†	0.53	†	33

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
01/31/15	9.24	0.06	1.07	1.13	—	(0.47)	(0.47)	9.90	12.54	3,768	0.89		0.61		44
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	(0.18)	(0.21)	9.67	(0.33)	3,407	0.87		0.50		48
01/31/17	9.67	0.06	1.61	1.67	(0.05)	(0.33)	(0.38)	10.96	17.38	3,294	0.86	(2)	0.59	(2)	59
01/31/18	10.96	0.04	3.34	3.38	(0.07)	(0.26)	(0.33)	14.01	31.19	3,760	0.85		0.35		66
07/31/18@	14.01	0.03	0.13	0.16	—	—	—	14.17	1.14	3,683	0.84	†	0.37	†	33

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
01/31/15	9.21	0.05	1.06	1.11	—	(0.47)	(0.47)	9.85	12.36	100,954	0.99		0.51		44
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	(0.18)	(0.20)	9.62	(0.40)	102,594	0.97		0.40		48
01/31/17	9.62	0.05	1.60	1.65	(0.04)	(0.33)	(0.37)	10.90	17.29	120,537	0.96	(2)	0.48	(2)	59
01/31/18	10.90	0.03	3.31	3.34	(0.06)	(0.26)	(0.32)	13.92	31.00	139,469	0.95		0.25		66
07/31/18@	13.92	0.02	0.14	0.16	—	—	—	14.08	1.15	132,920	0.94	†	0.28	†	33

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
Portfolio	1/14	1/14
SA MFS Blue Chip Growth Class 1	0.82%	0.37%
SA MFS Blue Chip Growth Class 2	0.97	0.22
SA MFS Blue Chip Growth Class 3	1.07	0.13

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/17
SA MFS Blue Chip Growth Class 1	0.00%
SA MFS Blue Chip Growth Class 2	0.00
SA MFS Blue Chip Growth Class 3	0.00

See Notes to Financial Statements

619

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/14	$16.98	$0.17	$3.34	$3.51	$(0.12)	$(0.38)	$(0.50)	$19.99	20.82%	$447,124	0.74	%(1)	0.90	%(1)	22%
01/31/15	19.99	0.20	1.79	1.99	(0.13)	(0.85)	(0.98)	21.00	10.18	738,358	0.72	(1)	0.92	(1)	18
01/31/16	21.00	0.18	(0.18)	0.00	(0.19)	(1.07)	(1.26)	19.74	(0.23)	644,192	0.71	(1)	0.83	(1)	23
01/31/17	19.74	0.18	3.00	3.18	(0.19)	(1.87)	(2.06)	20.86	16.74	685,288	0.70	(1)	0.88	(1)	18
01/31/18	20.86	0.17	5.35	5.52	(0.24)	(0.60)	(0.84)	25.54	26.91	784,894	0.70	(1)	0.74	(1)	14
07/31/18@	25.54	0.12	(0.04)	0.08	—	—	—	25.62	0.31	678,234	0.71	†	0.99	†	8

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89	(1)	0.81	(1)	22
01/31/15	19.98	0.18	1.77	1.95	(0.09)	(0.85)	(0.94)	20.99	10.00	11,725	0.87	(1)	0.79	(1)	18
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86	(1)	0.68	(1)	23
01/31/17	19.74	0.15	3.00	3.15	(0.15)	(1.87)	(2.02)	20.87	16.56	9,120	0.85	(1)	0.74	(1)	18
01/31/18	20.87	0.14	5.35	5.49	(0.21)	(0.60)	(0.81)	25.55	26.71	10,005	0.85	(1)	0.59	(1)	14
07/31/18@	25.55	0.10	(0.04)	0.06	—	—	—	25.61	0.23	9,097	0.86	†	0.84	†	8

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99	(1)	0.70	(1)	22
01/31/15	19.92	0.16	1.76	1.92	(0.08)	(0.85)	(0.93)	20.91	9.86	393,514	0.97	(1)	0.68	(1)	18
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96	(1)	0.58	(1)	23
01/31/17	19.66	0.13	2.99	3.12	(0.14)	(1.87)	(2.01)	20.77	16.44	397,306	0.95	(1)	0.63	(1)	18
01/31/18	20.77	0.11	5.33	5.44	(0.19)	(0.60)	(0.79)	25.42	26.58	429,122	0.95	(1)	0.49	(1)	14
07/31/18@	25.42	0.09	(0.04)	0.05	—	—	—	25.47	0.20	402,766	0.96	†	0.74	†	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

620

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA MFS Telecom Utility Portfolio — Class 1
01/31/14	$12.61	$0.38	$1.53	$1.91	$(0.33)	$—	$(0.33)	$14.19	15.25%	$22,341	1.08	%(1)	2.76	%(1)	45%
01/31/15	14.19	0.41	1.20	1.61	(0.43)	—	(0.43)	15.37	11.41	22,214	0.95	(1)	2.59	(1)	43
01/31/16	15.37	0.29	(1.89)	(1.60)	(0.74)	—	(0.74)	13.03	(10.75)	16,326	1.00	(1)	1.94	(1)	44
01/31/17	13.03	0.31	1.39	1.70	(0.42)	(0.29)	(0.71)	14.02	12.94	15,966	0.97	(1)	2.19	(1)	39
01/31/18	14.02	0.35	1.45	1.80	(0.41)	(0.15)	(0.56)	15.26	12.90	15,559	0.97	(1)	2.32	(1)	31
07/31/18@	15.26	0.25	0.33	0.58	—	—	—	15.84	3.80	14,653	0.99	†	3.36	†	11

SA MFS Telecom Utility Portfolio — Class 2
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06	2,418	1.23	(1)	2.63	(1)	45
01/31/15	14.18	0.38	1.21	1.59	(0.38)	—	(0.38)	15.39	11.28	2,481	1.10	(1)	2.44	(1)	43
01/31/16	15.39	0.27	(1.90)	(1.63)	(0.71)	—	(0.71)	13.05	(10.90)	1,856	1.15	(1)	1.79	(1)	44
01/31/17	13.05	0.29	1.38	1.67	(0.39)	(0.29)	(0.68)	14.04	12.74	1,704	1.12	(1)	2.05	(1)	39
01/31/18	14.04	0.33	1.46	1.79	(0.39)	(0.15)	(0.54)	15.29	12.76	1,675	1.12	(1)	2.17	(1)	31
07/31/18@	15.29	0.24	0.33	0.57	—	—	—	15.86	3.73	1,689	1.14	†	3.21	†	11

SA MFS Telecom Utility Portfolio — Class 3
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97	26,653	1.32	(1)	2.49	(1)	45
01/31/15	14.13	0.35	1.21	1.56	(0.37)	—	(0.37)	15.32	11.10	30,289	1.20	(1)	2.28	(1)	43
01/31/16	15.32	0.25	(1.88)	(1.63)	(0.70)	—	(0.70)	12.99	(10.97)	25,185	1.25	(1)	1.69	(1)	44
01/31/17	12.99	0.27	1.38	1.65	(0.38)	(0.29)	(0.67)	13.97	12.61	27,076	1.22	(1)	1.94	(1)	39
01/31/18	13.97	0.31	1.46	1.77	(0.37)	(0.15)	(0.52)	15.22	12.73	26,395	1.22	(1)	2.07	(1)	31
07/31/18@	15.22	0.23	0.32	0.55	—	—	—	15.77	3.61	25,356	1.24	†	3.12	†	11

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17
SA MFS Telecom Utility Class 1	0.01%	0.01%	0.01%	0.01%
SA MFS Telecom Utility Class 2	0.01	0.01	0.01	0.01
SA MFS Telecom Utility Class 3	0.01	0.01	0.01	0.01

See Notes to Financial Statements

621

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/14	$16.24	$0.35	$1.72	$2.07	$(0.42)	$—	$(0.42)	$17.89	12.81%	$250,645	0.70	%(1)	2.00	%(1)	44%
01/31/15	17.89	0.42	1.17	1.59	(0.41)	—	(0.41)	19.07	8.96	233,620	0.69	(1)	2.21	(1)	31
01/31/16	19.07	0.40	(0.64)	(0.24)	(0.48)	—	(0.48)	18.35	(1.31)	197,724	0.69	(1)	2.05	(1)	38
01/31/17	18.35	0.41	1.89	2.30	(0.46)	(1.16)	(1.62)	19.03	12.74	193,053	0.70	(1)	2.15	(1)	32
01/31/18	19.03	0.36	2.17	2.53	(0.51)	(1.11)	(1.62)	19.94	13.67	192,656	0.70	(1)	1.84	(1)	31
07/31/18@	19.94	0.20	(0.58)	(0.38)	—	—	—	19.56	(1.91)	176,466	0.70	†	2.08	†	9
SA MFS Total Return Portfolio — Class 2
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85	(1)	1.85	(1)	44
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	(0.38)	19.06	8.78	37,921	0.84	(1)	2.06	(1)	31
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	(0.45)	18.35	(1.44)	31,255	0.84	(1)	1.90	(1)	38
01/31/17	18.35	0.39	1.87	2.26	(0.42)	(1.16)	(1.58)	19.03	12.54	29,714	0.85	(1)	2.00	(1)	32
01/31/18	19.03	0.33	2.18	2.51	(0.48)	(1.11)	(1.59)	19.95	13.54	29,151	0.85	(1)	1.69	(1)	31
07/31/18@	19.95	0.19	(0.58)	(0.39)	—	—	—	19.56	(1.95)	26,172	0.85	†	1.93	†	9
SA MFS Total Return Portfolio — Class 3
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95	(1)	1.75	(1)	44
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	(0.36)	19.02	8.70	339,088	0.94	(1)	1.95	(1)	31
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	(0.43)	18.31	(1.54)	296,540	0.94	(1)	1.80	(1)	38
01/31/17	18.31	0.36	1.89	2.25	(0.41)	(1.16)	(1.57)	18.99	12.47	311,860	0.95	(1)	1.90	(1)	32
01/31/18	18.99	0.31	2.16	2.47	(0.46)	(1.11)	(1.57)	19.89	13.38	332,869	0.95	(1)	1.59	(1)	31
07/31/18@	19.89	0.17	(0.57)	(0.40)	—	—	—	19.49	(2.01)	317,644	0.95	†	1.83	†	9

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	—%
SA MFS Total Return Class 2	0.00	0.00	0.00	0.00	0.00	—
SA MFS Total Return Class 3	0.00	0.00	0.00	0.00	0.00	—

See Notes to Financial Statements

622

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$(0.07)	$(0.16)	$11.52	16.94%	$175,119	0.40	(1)%†	1.08	(1)%†	23%
07/31/18@	11.52	0.06	0.18	0.24	—	—	—	11.76	2.08	217,860	0.40	†(1)	1.12	†(1)	13

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23
07/31/18@	11.51	0.04	0.19	0.23	—	—	—	11.74	2.00	1,273	0.65	†(1)	0.84	†(1)	13

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	(0.16)	9.51	(2.16)	67,362	0.93	(2)	2.31	(2)	99
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	(0.20)	8.77	(5.81)	240,105	0.90	(2)	1.30	(2)	27
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	(0.12)	9.07	4.73	303,787	0.89	(2)	1.80	(2)	33
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33
07/31/18@	11.33	0.17	(0.65)	(0.48)	—	—	—	10.85	(4.24)	352,903	0.86	†	3.04	†	14

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	(0.15)	9.46	(2.36)	15,454	1.08	(2)	2.20	(2)	99
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	(0.18)	8.73	(5.91)	12,593	1.06	(2)	1.68	(2)	27
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	(0.10)	9.03	4.55	10,917	1.04	(2)	1.87	(2)	33
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33
07/31/18@	11.28	0.15	(0.63)	(0.48)	—	—	—	10.80	(4.26)	10,833	1.01	†	2.87	†	14

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	(0.14)	9.44	(2.45)	169,194	1.18	(2)	2.07	(2)	99
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	(0.17)	8.71	(6.01)	145,583	1.16	(2)	1.55	(2)	27
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	(0.09)	9.01	4.47	148,419	1.14	(2)	1.69	(2)	33
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33
07/31/18@	11.25	0.15	(0.63)	(0.48)	—	—	—	10.77	(4.27)	143,748	1.11	†	2.77	†	14

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
Portfolio	01/18†	7/18†@	01/18†	7/18†@
SA Mid Cap Index Class 1	0.42%	0.39%	1.07%	1.13%
SA Mid Cap Index Class 3	0.84	0.63	0.64	0.86

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/15	1/16	1/17	1/18
SA Morgan Stanley International Equities Class 1	0.00%	0.01%	0.00%	0.00%
SA Morgan Stanley International Equities Class 2	0.00	0.01	0.00	0.00
SA Morgan Stanley International Equities Class 3	0.00	0.01	0.00	0.00

See Notes to Financial Statements

623

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Oppenheimer Main Street Large Cap Portfolio — Class 1
01/31/14	$13.94	$0.11	$2.86	$2.97	$(0.09)	$—	$(0.09)	$16.82	21.33%	$110,533	0.86%		0.69%		61%
01/31/15	16.82	0.15	1.65	1.80	(0.07)	—	(0.07)	18.55	10.74	170,420	0.82		0.81		54
01/31/16	18.55	0.20	0.03	0.23	(0.12)	(0.86)	(0.98)	17.80	1.05	225,320	0.80		1.08		52
01/31/17	17.80	0.23	3.16	3.39	(0.15)	(0.63)	(0.78)	20.41	19.34	299,651	0.78		1.19		32
01/31/18	20.41	0.24	3.79	4.03	(0.23)	(0.54)	(0.77)	23.67	20.02	364,981	0.77		1.09		43
07/31/18@	23.67	0.13	(0.42)	(0.29)	—	—	—	23.38	(1.23)	331,067	0.77	†	1.17	†	39

SA Oppenheimer Main Street Large Cap Portfolio — Class 2
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13	6,217	1.02		0.57		61
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	(0.05)	18.52	10.55	5,759	0.97		0.66		54
01/31/16	18.52	0.18	0.02	0.20	(0.08)	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52
01/31/17	17.78	0.21	3.16	3.37	(0.12)	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32
01/31/18	20.40	0.21	3.78	3.99	(0.19)	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43
07/31/18@	23.66	0.12	(0.43)	(0.31)	—	—	—	23.35	(1.31)	3,864	0.92	†	1.03	†	39

SA Oppenheimer Main Street Large Cap Portfolio — Class 3
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07	61,787	1.11		0.44		61
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	(0.04)	18.48	10.42	79,979	1.07		0.56		54
01/31/16	18.48	0.16	0.02	0.18	(0.07)	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52
01/31/17	17.73	0.18	3.16	3.34	(0.11)	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32
01/31/18	20.33	0.19	3.76	3.95	(0.18)	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43
07/31/18@	23.56	0.10	(0.41)	(0.31)	—	—	—	23.25	(1.32)	101,685	1.02	†	0.92	†	39

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
09/26/16#- 01/31/17	11.08	0.00	0.21	0.21	—	—	—	11.29	1.90	102	0.91	†	0.06	†	150
01/31/18	11.29	0.08	2.05	2.13	(0.03)	(0.60)	(0.63)	12.79	19.25	121	0.89		0.66		458
07/31/18@	12.79	0.08	(0.35)	(0.27)	—	—	—	12.52	(2.11)	119	0.89	†	1.24	†	175

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
05/01/13#- 01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89	73,541	1.16	†(1)	(0.62	)†(1)	46
01/31/15	10.34	(0.05)	0.72	0.67	—	(0.39)	(0.39)	10.62	6.46	222,442	1.16	(1)	(0.49	)(1)	55
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16	(1)	(0.42	)(1)	66
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150
01/31/18	11.28	0.05	2.04	2.09	(0.02)	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458
07/31/18@	12.75	0.06	(0.34)	(0.28)	—	—	—	12.47	(2.20)	1,323,694	1.14	†	0.99	†	175

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
Portfolio	1/14†	1/15	1/16	1/17	1/18	1/14†	1/15	1/16	1/17	1/18
SA PIMCO VCP Tactical Balanced Class 1	—%	—%	—%	—%	—%	—%	—%	—%	—%	—%
SA PIMCO VCP Tactical Balanced Class 3	1.63	1.22	1.16	1.15	—	(1.09)	(0.54)	(0.42)	(0.11)	—

See Notes to Financial Statements

624

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/14	$5.98	$0.37	$0.03	$0.40	$(0.34)	$—	$(0.34)	$6.04	6.83%	$222,289	0.66%		6.29%		85%
01/31/15	6.04	0.35	(0.29)	0.06	(0.31)	—	(0.31)	5.79	0.99	288,427	0.65		5.82		71
01/31/16	5.79	0.35	(0.72)	(0.37)	(0.31)	—	(0.31)	5.11	(6.69)	307,191	0.64		6.13		78
01/31/17	5.11	0.37	0.76	1.13	(0.39)	—	(0.39)	5.85	22.47	294,382	0.64		6.67		108
01/31/18	5.85	0.35	0.13	0.48	(0.55)	—	(0.55)	5.78	8.30	188,572	0.65		5.75		99
07/31/18@	5.78	0.17	(0.15)	0.02	—	—	—	5.80	0.35	171,915	0.66	†	5.78	†	46

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66	16,144	0.82		6.18		85
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	(0.30)	5.78	0.81	12,841	0.80		5.68		71
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	(0.30)	5.10	(6.89)	10,267	0.79		5.97		78
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	(0.38)	5.85	22.51	10,121	0.79		6.51		108
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	(0.54)	5.77	7.94	9,398	0.80		5.54		99
07/31/18@	5.77	0.16	(0.14)	0.02	—	—	—	5.79	0.35	8,757	0.81	†	5.63	†	46

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43	197,270	0.92		6.07		85
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	(0.30)	5.75	0.73	190,077	0.90		5.57		71
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	(0.30)	5.08	(6.82)	191,653	0.89		5.88		78
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	(0.37)	5.81	22.08	184,479	0.88		6.42		108
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	(0.54)	5.74	8.05	179,644	0.90		5.45		99
07/31/18@	5.74	0.16	(0.14)	0.02	—	—	—	5.76	0.35	165,521	0.91	†	5.53	†	46

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

625

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/14	$9.37	$0.16	$1.00	$1.16	$(0.21)	$—	$(0.21)	$10.32	12.37%	$175,655	0.96	%(1)	1.68	%(1)	46%
01/31/15	10.32	0.31	(0.92)	(0.61)	(0.19)	—	(0.19)	9.52	(5.88)	210,646	0.93	(1)	2.97	(1)	53
01/31/16	9.52	0.17	(0.71)	(0.54)	(0.26)	—	(0.26)	8.72	(5.91)	192,684	0.94	(1)	1.78	(1)	31
01/31/17	8.72	0.19	0.62	0.81	(0.17)	—	(0.17)	9.36	9.34	193,538	0.94	(1)	2.12	(1)	24
01/31/18	9.36	0.22	2.37	2.59	(0.16)	—	(0.16)	11.79	27.84	185,609	0.95	(1)	2.10	(1)	14
07/31/18@	11.79	0.20	(0.98)	(0.78)	—	—	—	11.01	(6.62)	147,627	0.97	†	3.63	†	7

SA Putnam International Growth and Income Portfolio — Class 2
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	(1)	1.77	(1)	46
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	(0.18)	9.55	(6.13)	7,428	1.08	(1)	3.22	(1)	53
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	(0.24)	8.75	(6.07)	5,928	1.08	(1)	1.70	(1)	31
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	(0.15)	9.41	9.34	5,764	1.09	(1)	1.98	(1)	24
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	(0.15)	11.84	27.50	6,383	1.10	(1)	1.99	(1)	14
07/31/18@	11.84	0.19	(0.97)	(0.78)	—	—	—	11.06	(6.59)	5,427	1.12	†	3.49	†	7

SA Putnam International Growth and Income Portfolio — Class 3
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	(1)	1.73	(1)	46
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	(0.16)	9.53	(6.18)	172,174	1.18	(1)	3.10	(1)	53
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	(0.23)	8.73	(6.18)	142,252	1.18	(1)	1.59	(1)	31
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	(0.14)	9.38	9.14	141,664	1.19	(1)	1.87	(1)	24
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	(0.14)	11.81	27.46	145,565	1.20	(1)	1.90	(1)	14
07/31/18@	11.81	0.19	(0.98)	(0.79)	—	—	—	11.02	(6.69)	126,087	1.22	†	3.37	†	7

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)	7/18†@	1/14(1)	1/15(1)	1/16(1)	1/17(1)	1/18(1)	7/18†@
SA Putnam International Growth and Income Class 1	1.01%	0.98%	0.99%	0.99%	1.00%	1.02%	1.63%	2.92%	1.73%	2.07%	2.05%	3.58%
SA Putnam International Growth and Income Class 2	1.16	1.13	1.13	1.14	1.15	1.17	1.72	3.17	1.65	1.93	1.94	3.44
SA Putnam International Growth and Income Class 3	1.27	1.23	1.23	1.24	1.25	1.27	1.68	3.05	1.54	1.82	1.85	3.32

See Notes to Financial Statements

626

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$10.85	$0.03	$0.19	$0.22	$—	$(0.16)	$(0.16)	$10.91	1.97%		$102	0.90	%†	0.82	%†	110%
01/31/18	10.91	0.15	1.57	1.72	—	(0.13)	(0.13)	12.50	15.82		118	0.90		1.31		108
07/31/18@	12.50	0.11	(0.43)	(0.32)	—	—	—	12.18	(2.56	)(2)	115	0.90	†	1.89	†	50

SA Schroders VCP Global Allocation Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	10.15	1.50		12,374	1.15	†	(0.73	)†	0
01/31/17	10.15	0.05	0.86	0.91	—	(0.16)	(0.16)	10.90	8.95		407,509	1.15		0.46		110
01/31/18	10.90	0.12	1.56	1.68	—	(0.13)	(0.13)	12.45	15.46		625,739	1.15		1.08		108
07/31/18@	12.45	0.10	(0.43)	(0.33)	—	—	—	12.12	(2.65	)(2)	617,817	1.15	†	1.64	†	50

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	(0.07)	(0.14)	11.65	17.94		169,759	0.45	†	0.76	†	14
07/31/18@	11.65	0.05	0.70	0.75	—	—	—	12.40	6.44		220,315	0.45	†	0.80	†	12

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	(0.07)	(0.12)	11.64	17.61		335	0.70	†	0.40	†	14
07/31/18@	11.64	0.03	0.71	0.74	—	—	—	12.38	6.36		1,635	0.70	†	0.48	†	12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
Portfolio	1/16		1/17		1/18	7/18†@	1/16		1/17		1/18	7/18†@
SA Schroders VCP Global Allocation Class 1	—%		0.94	%†	0.90%	0.88%	—%		0.78	%†	1.31%	1.91%
SA Schroders VCP Global Allocation Class 3	12.10	†	1.24		1.15	1.13	11.68	†	0.37		1.08	1.65
SA Small Cap Index Class 1	—		—		0.56	0.49	—		—		0.64	0.76
SA Small Cap Index Class 3	—		—		0.95	0.74	—		—		0.15	0.44
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions. (see Note 4)

See Notes to Financial Statements

627

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$(0.03)	$10.72	7.56%	$111	0.81	%†	0.69	%†	13%
07/31/18@	10.72	0.09	(0.17)	(0.08)	—	—	—	10.64	(0.75)	177	0.81	†	1.70	†	24

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	(0.03)	10.72	7.51	20,758	1.06	†	0.44	†	13
07/31/18@	10.72	0.07	(0.16)	(0.09)	—	—	—	10.63	(0.84)	64,987	1.06	†	1.44	†	24

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	(0.04)	10.92	2.65	103	0.90	†	0.82	†	45
01/31/18	10.92	0.15	2.25	2.40	(0.01)	(0.04)	(0.05)	13.27	22.00	125	0.88	(2)	1.24	(2)	50
07/31/18@	13.27	0.12	(0.37)	(0.25)	—	—	—	13.02	(1.88)	176	0.81	†	1.90	†	29

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 01/31/2016	10.00	0.00	0.08	0.08	—	—	—	10.08	0.80	13,572	1.15	†	(0.09	)†	1
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	(0.04)	10.91	8.62	686,255	1.15		0.67		45
01/31/18	10.91	0.11	2.25	2.36	(0.00)	(0.04)	(0.04)	13.23	21.69	1,268,730	1.12	(2)	0.96	(2)	50
07/31/18@	13.23	0.10	(0.36)	(0.26)	—	—	—	12.97	(1.97)	1,375,099	1.06	†	1.64	†	29

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income (Loss)
Portfolio	1/16		1/17		1/18		7/18†@	1/16		1/17		1/18		7/18†@
SA T. Rowe Price Asset Allocation Growth Class 1	—%		—%		3.13	%†	1.42%	—%		—%		(1.63	)%†	1.09%
SA T. Rowe Price Asset Allocation Growth Class 3	—		—		3.42	†	1.67	—		—		(1.91	)†	0.83
SA T. Rowe Price VCP Balanced Class 1	—		0.92	†	0.83	(2)	—	—		0.80	†	1.28	(2)	—
SA T. Rowe Price VCP Balanced Class 3	15.65	†	1.27		1.08	(2)	—	(14.58	)†	0.55		1.00	(2)	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/18
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

See Notes to Financial Statements

628

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Templeton Foreign Value Portfolio — Class 1@@
01/31/14	$14.74	$0.19	$1.80	$1.99	$(0.31)	$—	$(0.31)	$16.42	13.49%	$242,569	0.87	%(1)	1.28	%(1)	17%
01/31/15	16.42	0.35	(0.88)	(0.53)	(0.21)	—	(0.21)	15.68	(3.20)	528,744	0.83	(1)	2.20	(1)	8
01/31/16	15.68	0.27	(1.95)	(1.68)	(0.35)	—	(0.35)	13.65	(11.01)	613,167	0.83	(1)	1.73	(1)	18
01/31/17	13.65	0.36	1.45	1.81	(0.28)	(0.28)	(0.56)	14.90	13.53	540,797	0.83	(1)	2.54	(1)	19
01/31/18	14.90	0.30	2.98	3.28	(0.45)	—	(0.45)	17.73	22.20	514,253	0.83	(1)	1.86	(1)	16
07/31/18@	17.73	0.29	(1.37)	(1.08)	—	—	—	16.65	(6.09)	334,745	0.83	†(1)	3.37	†(1)	11

SA Templeton Foreign Value Portfolio — Class 2@@
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02	(1)	1.60	(1)	17
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	(0.18)	15.66	(3.33)	18,748	0.98	(1)	2.79	(1)	8
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	(0.32)	13.64	(11.13)	14,146	0.98	(1)	1.69	(1)	18
01/31/17	13.64	0.32	1.46	1.78	(0.25)	(0.28)	(0.53)	14.89	13.31	13,310	0.98	(1)	2.25	(1)	19
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	(0.42)	17.73	22.10	13,992	0.98	(1)	1.73	(1)	16
07/31/18@	17.73	0.27	(1.36)	(1.09)	—	—	—	16.64	(6.15)	12,374	0.98	†(1)	3.24	†(1)	11

SA Templeton Foreign Value Portfolio — Class 3@@
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12	(1)	1.49	(1)	17
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	(0.17)	15.63	(3.42)	613,752	1.08	(1)	2.59	(1)	8
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	(0.30)	13.60	(11.29)	506,615	1.08	(1)	1.56	(1)	18
01/31/17	13.60	0.29	1.48	1.77	(0.24)	(0.28)	(0.52)	14.85	13.26	545,963	1.08	(1)	2.09	(1)	19
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	(0.41)	17.68	21.98	568,413	1.08	(1)	1.64	(1)	16
07/31/18@	17.68	0.26	(1.36)	(1.10)	—	—	—	16.58	(6.22)	517,503	1.08	†(1)	3.14	†(1)	11

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
@@	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA Templeton Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Templeton Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Templeton Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

629

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$12.44	1.97%	$102	0.21	%†(1)	3.16	%†(1)	20%
01/31/18	12.44	0.27	2.63	2.90	(0.16)	(0.29)	(0.45)	14.89	23.63	162	0.21	(1)	1.97	(1)	18
07/31/18@	14.89	0.01	(0.49)	(0.48)	—	—	—	14.41	(3.22)	325	0.21	†(1)	0.19	†(1)	11

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07	5,837,927	0.49		0.94		10
01/31/15	12.09	0.12	0.59	0.71	(0.07)	(0.09)	(0.16)	12.64	5.87	9,425,867	0.48		0.86		13
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	(0.18)	12.43	10.43	11,332,141	0.47	(1)	1.01	(1)	20
01/31/18	12.43	0.16	2.70	2.86	(0.15)	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46	(1)	1.17	(1)	18
07/31/18@	14.85	0.00	(0.49)	(0.49)	—	—	—	14.36	(3.30)	12,180,828	0.46	†(1)	(0.06	)†(1)	11

SA VCP Dynamic Strategy Portfolio — Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	12.53	2.54	103	0.22	†(1)	2.32	†(1)	14
01/31/18	12.53	0.28	2.43	2.71	(0.16)	(0.28)	(0.44)	14.80	21.90	160	0.22	%(1)	2.04	%(1)	20
07/31/18@	14.80	0.01	(0.49)	(0.48)	—	—	—	14.32	(3.24)	324	0.22	%†(1)	0.18	%†(1)	11

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22	2,429,480	0.52	(1)	1.13	(1)	8
01/31/15	11.93	0.10	0.56	0.66	(0.05)	(0.00)	(0.05)	12.54	5.55	4,943,613	0.50		0.82		8
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	(0.17)	12.51	10.32	6,148,291	0.47	(1)	0.98	(1)	14
01/31/18	12.51	0.16	2.52	2.68	(0.15)	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47	%(1)	1.15	%(1)	20
07/31/18@	14.76	(0.01)	(0.48)	(0.49)	—	—	—	14.27	(3.32)	6,482,292	0.47	%†(1)	(0.07	)%†(1)	11

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 01/31/2018	10.00	0.03	0.91	0.94	(0.04)	(0.01)	(0.05)	10.89	9.46	109	0.28	%†(1)	0.79	%†(1)	2
07/31/18@	10.89	0.00	(0.08)	(0.08)	—	—	—	10.81	(0.73)	109	0.28	%†(1)	0.04	%†(1)	8

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 01/31/2018	10.00	0.02	0.91	0.93	(0.03)	(0.01)	(0.04)	10.89	9.40	24,048	0.53	%†(1)	0.78	%†(1)	2
07/31/18@	10.89	(0.01)	(0.09)	(0.10)	—	—	—	10.79	(0.92)	92,803	0.53	%†(1)	(0.19	)%†(1)	8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses								Net Investment Income (Loss)
Portfolio	1/14	1/15	1/16	1/17		1/18		7/18†@	1/14	1/15	1/16	1/17		1/18		7/18†@
SA VCP Dynamic Allocation Class 1	—%	—%	—%	0.22	%†	0.22%		0.22%	—%	—%	—%	3.15	%†	1.96%		0.18%
SA VCP Dynamic Allocation Class 3	—	—	—	0.47		0.47		0.47	—	—	—	1.00		1.16		(0.07)
SA VCP Dynamic Strategy Class 1	—	—	—	0.23	†	0.23		0.23	—	—	—	2.31	†	2.03		0.17
SA VCP Dynamic Strategy Class 3	0.52	—	—	0.48		0.48		0.48	1.13	—	—	0.98		1.14		(0.08)
SA VCP Index Allocation Class 1	—	—	—	—		2.53	†	0.49	—	—	—	—		(1.46	)†	(0.16)
SA VCP Index Allocation Class 3	—	—	—	—		2.34	†	0.70	—	—	—	—		(1.03	)†	(0.36)

See Notes to Financial Statements

630

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA WellsCap Aggressive Growth Portfolio — Class 1
01/31/14	$11.97	$(0.06)	$3.79	$3.73	$—	$—	$—	$15.70	31.16%	$93,531	0.85%		(0.43)%	89%
01/31/15	15.70	(0.06)	0.33	0.27	—	—	—	15.97	1.72	106,196	0.81		(0.37)	80
01/31/16	15.97	(0.07)	(1.38)	(1.45)	—	—	—	14.52	(9.08)	105,081	0.80		(0.45)	89
01/31/17	14.52	(0.04)	3.41	3.37	—	—	—	17.89	23.21	63,155	0.83		(0.25)	75
01/31/18	17.89	(0.09)	5.89	5.80	—	—	—	23.69	32.42	75,184	0.84		(0.44)	73
07/31/18@	23.69	(0.04)	0.61	0.57	—	—	—	24.26	2.41	79,880	0.84	†	(0.34)†	38

SA WellsCap Aggressive Growth Portfolio — Class 2
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00		(0.58)	89
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	15.78	1.54	3,322	0.96		(0.54)	80
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	14.33	(9.19)	2,918	0.95		(0.60)	89
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	17.62	22.96	2,970	0.98		(0.43)	75
01/31/18	17.62	(0.12)	5.81	5.69	—	—	—	23.31	32.29	3,313	0.99		(0.59)	73
07/31/18@	23.31	(0.06)	0.60	0.54	—	—	—	23.85	2.32	3,156	0.99	†	(0.49)†	38

SA WellsCap Aggressive Growth Portfolio — Class 3
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10		(0.68)	89
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	15.62	1.49	28,865	1.06		(0.63)	80
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	14.17	(9.28)	24,872	1.04		(0.69)	89
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	17.41	22.87	26,485	1.08		(0.53)	75
01/31/18	17.41	(0.14)	5.73	5.59	—	—	—	23.00	32.11	31,441	1.09		(0.69)	73
07/31/18@	23.00	(0.07)	0.59	0.52	—	—	—	23.52	2.26	29,705	1.09	†	(0.59)†	38

SA WellsCap Fundamental Growth Portfolio — Class 1
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89		(0.14)	105
01/31/15	24.08	(0.05)	2.24	2.19	—	—	—	26.27	9.09	139,948	0.88		(0.22)	85
01/31/16	26.27	(0.06)	(0.77)	(0.83)	—	(4.73)	(4.73)	20.71	(3.60)	114,064	0.88		(0.23)	131
01/31/17	20.71	0.04	2.58	2.62	—	(1.94)	(1.94)	21.39	12.92	71,385	0.91		0.17	69
01/31/18	21.39	(0.05)	8.77	8.72	(0.07)	(1.28)	(1.35)	28.76	41.72	91,355	0.92		(0.21)	49
07/31/18@	28.76	(0.02)	1.45	1.43	—	—	—	30.19	4.97	82,852	0.92	†	(0.14)†	15

SA WellsCap Fundamental Growth Portfolio — Class 2
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04		(0.24)	105
01/31/15	23.78	(0.09)	2.21	2.12	—	—	—	25.90	8.91	2,942	1.04		(0.37)	85
01/31/16	25.90	(0.09)	(0.77)	(0.86)	—	(4.73)	(4.73)	20.31	(3.78)	2,455	1.03		(0.38)	131
01/31/17	20.31	0.01	2.53	2.54	—	(1.94)	(1.94)	20.91	12.77	2,378	1.06		0.02	69
01/31/18	20.91	(0.09)	8.57	8.48	(0.03)	(1.28)	(1.31)	28.08	41.52	2,892	1.07		(0.35)	49
07/31/18@	28.08	(0.04)	1.42	1.38	—	—	—	29.46	4.91	3,005	1.07	†	(0.30)†	15

SA WellsCap Fundamental Growth Portfolio — Class 3
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14		(0.34)	105
01/31/15	23.54	(0.11)	2.19	2.08	—	—	—	25.62	8.84	77,627	1.14		(0.47)	85
01/31/16	25.62	(0.11)	(0.76)	(0.87)	—	(4.73)	(4.73)	20.02	(3.86)	64,213	1.13		(0.47)	131
01/31/17	20.02	(0.01)	2.48	2.47	—	(1.94)	(1.94)	20.55	12.60	66,981	1.16		(0.08)	69
01/31/18	20.55	(0.11)	8.43	8.32	(0.01)	(1.28)	(1.29)	27.58	41.42	72,233	1.17		(0.44)	49
07/31/18@	27.58	(0.05)	1.38	1.33	—	—	—	28.91	4.82	64,925	1.17	†	(0.39)†	15

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/14	1/15	1/16	1/17	1/18	7/18†@
SA WellsCap Aggressive Growth Class 1	0.01%	0.01%	0.01%	0.02%	0.00%	0.01%
SA WellsCap Aggressive Growth Class 2	0.01	0.01	0.01	0.02	0.00	0.01
SA WellsCap Aggressive Growth Class 3	0.01	0.01	0.01	0.02	0.00	0.01
SA WellsCap Fundamental Growth Class 1	0.01	0.01	0.01	0.01	0.00	0.01
SA WellsCap Fundamental Growth Class 2	0.01	0.01	0.01	0.01	0.00	0.01
SA WellsCap Fundamental Growth Class 3	0.01	0.01	0.01	0.01	0.00	0.01

See Notes to Financial Statements

631

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2018 (unaudited)

At a meeting held on November 29, 2017 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved for an initial two-year term the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the SA Large Cap Growth Index Portfolio, the SA Large Cap Value Index Portfolio, the SA Emerging Markets Equity Index Portfolio, the SA Global Index Allocation 90/10 Portfolio, the SA Global Index Allocation 75/25 Portfolio and the SA Global Index Allocation 60/40 Portfolio, each a new series of the Trust (collectively, the “Portfolios”). In connection with its approval of the Advisory Agreement, the Board also approved Expense Limitation Agreements between SAAMCo and the Trust with respect to each Portfolio, to be effective from each Portfolio’s inception through April 30, 2019 (each, an “Expense Limitation Agreement” and together, the “Expense Limitation Agreements”). The Advisory Agreement and the Expense Limitation Agreements are referred to collectively as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Portfolios in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services to be provided by SAAMCo, including a review of other funds with similar investment strategies and objectives;

(3)	the size and structure of the investment advisory fee and any other material payments to be made to the Adviser and, in connection therewith, a review of the costs of services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Portfolios;

(4)	the expenses to be paid by each of the Portfolios, including their expected total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust; and

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Portfolios might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the fee to be paid to the Adviser in light of the services to be provided by the Adviser. The Board also took into account extensive information from SAAMCo regarding its services provided to the Trust, which materials the Board reviewed at its October 11, 2017 meeting in connection with its consideration of the renewal of the Advisory Agreement (the “Trust Advisory Agreement”) with respect to the Trust’s existing Portfolios.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding each Portfolio’s proposed advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Expense Groups”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo with respect to accounts and mutual funds it manages that have comparable investment objectives and strategies to each of the Portfolios, as applicable.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo to the Trust and to be provided by SAAMCo to the Portfolios. In making its evaluation, the Board considered that SAAMCo will act as adviser for each Portfolio, manage the investment of the Portfolios’ assets, manage the daily business affairs of the Trust, and obtain and evaluate economic, statistical and financial information to formulate and implement the Portfolios’ investment policies, subject to the Trustees’ oversight and control.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space,

632

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2018 (unaudited) — (continued)

bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who will be responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the Trust’s relationship with affiliated life insurance companies that will offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ proposed fees (actual or contractual management fees, non-management fees and 12b-1 fees, if applicable) and expense ratios compared against such fees and expense ratios of their Expense Groups for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees with respect to other mutual funds and accounts managed by SAAMCo with similar investment strategies to the Portfolios. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo would be providing services at a cost that was competitive with other similar funds. The performance information was provided by management and included actual performance information with respect to comparable accounts managed by SAAMCo, as described in further detail below. On a quarterly basis, the Board will monitor and review various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance and performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable. The Board considered that management will make particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ proposed fees and expenses and similar fund performance, the Board considered information, including, but not limited to, the following expense and performance information provided by Broadridge and management in making its determinations.

•

SA Large Cap Growth Index Portfolio.    The Board considered that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.35% for the Portfolio’s Class 1 shares and 0.60% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2019.

The Board further considered that the Portfolio’s investment objective will be to track the returns of the Standard & Poor’s 500® Growth Index before expenses. The Board considered the performance of two similar accounts that are managed by SAAMCo (together, the “Large Cap Similar Accounts”), including the SA Large Cap Index Portfolio, which is managed by SAAMCo, and the

633

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2018 (unaudited) — (continued)

VALIC Company I – Stock Index Fund, which is subadvised by SAAMCo, each of which tracks the Standard & Poor’s 500® Index (the “Large Cap Benchmark”). The Board considered the differences between the performance of the Large Cap Similar Accounts and the returns of the Large Cap Benchmark for various periods ending September 30, 2017. The Board noted that the Large Cap Similar Accounts were reviewed to demonstrate SAAMCo’s history of managing index funds similar to the Portfolio, and reviewed relevant distinctions and differences and acknowledged that actual performance of the Portfolio may differ.

•

SA Large Cap Value Index Portfolio.    The Board considered that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.35% for the Portfolio’s Class 1 shares and 0.60% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2019.

The Board further considered that the Portfolio’s investment objective will be to track the returns of the Standard & Poor’s 500® Value Index before expenses. The Board considered the differences between the performance of the Large Cap Similar Accounts and the returns of the Large Cap Benchmark for various periods ending September 30, 2017. The Board noted that the Large Cap Similar Accounts were reviewed to demonstrate SAAMCo’s history of managing index funds similar to the Portfolio, and reviewed relevant distinctions and differences and acknowledged that actual performance of the Portfolio may differ.

•

SA Emerging Markets Equity Index Portfolio.    The Board considered that actual management fees were at and actual total expenses were above the respective medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.58% for the Portfolio’s Class 1 shares and 0.83% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2019.

The Board further considered that the Portfolio’s investment objective will be to track the returns of the MSCI Emerging Markets Index (the “Emerging Markets Benchmark”) before expenses. The Board considered the performance of two similar accounts (together, the “Emerging Markets Similar Accounts”) that are managed by SAAMCo and track the Emerging Markets Benchmark, including the SA Emerging Markets Equity Index Portfolio, which is advised by SAAMCo, and the VALIC Company I – International Equities Index Fund, which is subadvised by SAAMCo. The Board considered the differences between the performance of the Emerging Markets Similar Accounts and the returns of the Emerging Markets Benchmark for various periods ending September 30, 2017. The Board noted that the Emerging Markets Similar Accounts were reviewed to demonstrate SAAMCo’s history of managing index funds similar to the Portfolio, and reviewed relevant distinctions and differences and acknowledged that actual performance of the Portfolio may differ.

•

SA Global Index Allocation 90/10 Portfolio.    The Board considered that actual management fees were above and actual total expenses were below the respective medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.18% for the Portfolio’s Class 1 shares and 0.43% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2019.

The Board considered that the Portfolio would be structured as a fund of funds, investing primarily in single-strategy index funds, including the existing index portfolios of the Trust and the SA Emerging Markets Equity Index Portfolio (collectively, the “Index Portfolios”). The Board noted that the target allocation of the Portfolio will be 90% equities and 10% fixed income, with the ability to increase or decrease the equity allocation by 10% with a corresponding decrease or increase to the fixed income allocation. The Board also considered SAAMCo’s experience managing similar asset allocation funds of funds and noted that the performance of the Portfolio would largely depend on the performance of those underlying Index Portfolios.

•

SA Global Index Allocation 75/25 Portfolio.    The Board considered that actual management fees were above and actual total expenses were below the respective medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.18% for the Portfolio’s Class 1 shares and 0.43% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2019.

The Board considered that the Portfolio would be structured as a fund of funds, investing primarily in the Index Portfolios. The Board noted that the target allocation of the Portfolio will be 75% equities and 25% fixed income, with the ability to increase or decrease the equity allocation by 10% with a corresponding decrease or increase to the fixed income allocation. The Board also considered SAAMCo’s experience managing similar asset allocation funds of funds and noted that the performance of the Portfolio would largely depend on the performance of those underlying Index Portfolios.

634

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2018 (unaudited) — (continued)

•

SA Global Index Allocation 60/40 Portfolio.    The Board considered that actual management fees were above and actual total expenses were at the respective medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.18% for the Portfolio’s Class 1 shares and 0.43% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2019.

The Board considered that the Portfolio would be structured as a fund of funds, investing primarily in the Index Portfolios. The Board noted that the target allocation of the Portfolio will be 60% equities and 40% fixed income, with the ability to increase or decrease the equity allocation by 10% with a corresponding decrease or increase to the fixed income allocation. The Board also considered SAAMCo’s experience managing similar asset allocation funds of funds and noted that the performance of the Portfolio would largely depend on the performance of those underlying Index Portfolios.

The Board also noted that expense and performance information as a whole was useful in assessing whether SAAMCo would provide services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs to be incurred by SAAMCo in connection with rendering investment advisory services to the Portfolios should be inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits to be derived as a result of providing advisory services to the Portfolios should be minimal and not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo. In addition, the Board considered that, because shares are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board noted that the information provided by management did not address economies of scale or the profitability of SAAMCO and its affiliates with respect to their relationship with the Portfolios, because the Portfolios have not yet commenced operations and the Advisory Contracts are not yet in effect. The Board noted that it had received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s existing Portfolios in connection with its consideration of the renewal of the Trust Advisory Agreement. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“U.S. Life”) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides

635

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

July 31, 2018 (unaudited) — (continued)

certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer’s participants owning interest in shares of the Trusts. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) will provide services pursuant to certain agreements with the Trust and the Portfolios’ Rule 12b-1 Plans. The Board noted that it had determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Trust Advisory Agreement. The Board also considered that SAAMCo has proposed contractual expense caps with respect to each Portfolio, which was noted earlier in the discussion of fees. It was also noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board concluded that any potential economies of scale would be shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities to be undertaken by SAAMCo as discussed above. The Board considered that SAAMCo will pay all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and will be in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

636

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

637

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.15 (9/18)

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 9, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 9, 2018